UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05972

Name of Registrant:	Vanguard International Equity Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  October 31

Date of reporting period: November 1, 2018—October 31, 2019

Item 1: Reports to Shareholders

Annual Report | October 31, 2019 Vanguard International Stock Index Funds

Vanguard European Stock Index Fund Vanguard Pacific Stock Index Fund See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our Chairman	1
Your Fund’s Performance at a Glance	2
About Your Fund’s Expenses	3
European Stock Index Fund	5
Pacific Stock Index Fund	28

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our Chairman

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Recent volatility in financial markets—affecting stocks, bonds, and commodities—has been a good reminder of the wise old adage, “Never keep all your eggs in one basket.” Maintaining balance and diversification in your investment portfolio can help to both limit risk and set you up for long-term success.

It’s understandable why some investors might become complacent after a long market run-up like the one that lifted stock prices, especially U.S. stock prices, in the years following the global financial crisis. But failing to rebalance regularly can leave a portfolio with a much different mix of assets than intended and, often, more risk than intended.

Balance across and diversification within asset classes are powerful tools for managing risk and achieving your investment goals. A portfolio’s allocation will determine a large portion of its long-term return and also the majority of its volatility risk. A well-diversified portfolio is less vulnerable to significant swings in the performance of any one segment of the asset classes in which it invests.

Balance and diversification will never eliminate the risk of loss, nor will they guarantee positive returns in a declining market. But they should reduce the chance that you’ll suffer disproportionate losses in one particular high-flying asset class or sector when it comes back to earth. And exposure to all key market components should give you at least some participation in the sectors that are performing best at any given time.

Vanguard is committed to helping you achieve balance and diversification in your portfolios to help meet your investment goals. We thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

November 18, 2019

1

Your Fund’s Performance at a Glance

•     For the 12 months ended October 31, 2019, Vanguard European Stock Index Fund returned 11.05% and Vanguard Pacific Stock Index Fund returned 9.50%. (Returns are for Admiral Shares.) The Pacific fund trailed its benchmark in part because of differences in the prices of securities used by the fund to calculate its net asset value and the quoted or published prices for the same securities.1

•     Investors contended with economic uncertainty and volatility amid signs of decelerating global growth, ongoing trade disputes, heightened international tensions, and continued concern over how the United Kingdom will exit the European Union. The U.S. dollar’s value fluctuated and then declined against most other major currencies toward the end of the fiscal year, providing a boost to international equities.

•     Italy and Switzerland posted the best returns in the European fund. Switzerland, the U.K., and France, all among the fund’s largest weightings, contributed most to performance. By sector, consumer goods, industrials, and health care provided the biggest boost to results; oil and gas detracted.

•     The Pacific fund’s heavy weighting to Japanese stocks provided almost half of the fund’s return. Australia, Hong Kong, New Zealand, and Singapore posted double-digit returns but had less of an impact because of their smaller weightings. Financials and industrials, the fund’s largest sector weightings, contributed most to results.

Market Barometer

	Average Annual Total Returns
	Periods Ended October 31, 2019
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	14.15%	14.73%	10.55%
Russell 2000 Index (Small-caps)	4.90	10.96	7.37
Russell 3000 Index (Broad U.S. market)	13.49	14.47	10.31
FTSE All-World ex US Index (International)	11.52	8.21	4.16

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	11.51%	3.29%	3.24%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	9.42	3.62	3.55
FTSE Three-Month U.S. Treasury Bill Index	2.35	1.57	0.98

CPI
Consumer Price Index	1.76%	2.11%	1.62%

1 See Note 1 in the Notes to Financial Statements.

2

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

3

Six Months Ended October 31, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	4/30/2019	10/31/2019	Period
Based on Actual Fund Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,020.93	$1.17
FTSE Europe ETF Shares	1,000.00	1,021.77	0.41
Admiral™ Shares	1,000.00	1,021.64	0.51
Institutional Shares	1,000.00	1,021.70	0.41
Institutional Plus Shares	1,000.00	1,021.77	0.36
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,031.94	$1.18
FTSE Pacific ETF Shares	1,000.00	1,032.85	0.41
Admiral Shares	1,000.00	1,032.78	0.51
Institutional Shares	1,000.00	1,032.91	0.41
Based on Hypothetical 5% Yearly Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,024.05	$1.17
FTSE Europe ETF Shares	1,000.00	1,024.80	0.41
Admiral Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.80	0.41
Institutional Plus Shares	1,000.00	1,024.85	0.36
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,024.05	$1.17
FTSE Pacific ETF Shares	1,000.00	1,024.80	0.41
Admiral Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.80	0.41

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the European Stock Index Fund, 0.23% for Investor Shares, 0.08% for FTSE Europe ETF Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares, and 0.07% for Institutional Plus Shares; and for the Pacific Stock Index Fund, 0.23% for Investor Shares, 0.08% for FTSE Pacific ETF Shares, 0.10% for Admiral Shares, and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

4

European Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2009, Through October 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
European Stock Index Fund Investor Shares	10.90%	3.73%	5.31%	$16,773
Spliced European Stock Index	10.79	3.94	5.31	16,771
FTSE Global All Cap ex US Index	11.18	4.15	5.35	16,834

Spliced European Stock Index: MSCI Europe Index through March 26, 2013; FTSE Developed Europe Index through September 30, 2015; FTSE Developed Europe All Cap Index thereafter. Benchmark returns are adjusted for withholding taxes.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
FTSE Europe ETF Shares Net Asset Value	11.08%	3.89%	5.46%	$17,022
FTSE Europe ETF Shares Market Price	11.50	3.91	5.49	17,061
Spliced European Stock Index	10.79	3.94	5.31	16,771
FTSE Global All Cap ex US Index	11.18	4.15	5.35	16,834

See Financial Highlights for dividend and capital gains information.

5

European Stock Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
European Stock Index Fund Admiral Shares	11.05%	3.88%	5.45%	$17,009
Spliced European Stock Index	10.79	3.94	5.31	16,771
FTSE Global All Cap ex US Index	11.18	4.15	5.35	16,834

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
European Stock Index Fund Institutional Shares	11.09%	3.90%	5.48%	$8,526,565
Spliced European Stock Index	10.79	3.94	5.31	8,385,285
FTSE Global All Cap ex US Index	11.18	4.15	5.35	8,417,210

		Since	Final Value
	One	Inception	of a $100,000,000
	Year	(12/5/2014)	Investment
European Stock Index Fund Institutional Plus Shares	11.08%	3.57%	$118,754,300
Spliced European Stock Index	10.79	3.52	118,505,660
FTSE Global All Cap ex US Index	11.18	4.27	122,769,110

“Since Inception” performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standard(s).

Cumulative Returns of ETF Shares: October 31, 2009, Through October 31, 2019

	One	Five	Ten
	Year	Years	Years
FTSE Europe ETF Shares Market Price	11.50%	21.12%	70.61%
FTSE Europe ETF Shares Net Asset Value	11.08	21.03	70.22
Spliced European Stock Index	10.79	21.29	67.71

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

6

European Stock Index Fund

Sector Diversification

As of October 31, 2019

Basic Materials	6.0%
Consumer Goods	17.8
Consumer Services	6.7
Financials	20.7
Health Care	13.6
Industrials	15.5
Oil & Gas	6.9
Technology	5.6
Telecommunications	3.1
Utilities	4.1

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

7

European Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of October 31, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
§,1Austria †			95,604	0.5%

Belgium
	Anheuser-Busch InBev SA/NV	1,426,154	115,117	0.6%
	Belgium—Other †		222,246	1.2%
			337,363	1.8%
Denmark
	Novo Nordisk A/S Class B	3,061,447	168,345	0.9%
1	Denmark—Other †		346,903	1.9%
			515,248	2.8%

Finland †			358,661	1.9%

France
	TOTAL SA	4,469,036	236,273	1.3%
	LVMH Moet Hennessy Louis Vuitton SE	461,079	196,909	1.0%
	Sanofi	2,007,073	185,028	1.0%
	Airbus SE	1,019,135	146,205	0.8%
	BNP Paribas SA	2,002,619	104,657	0.6%
	Vinci SA	861,724	96,683	0.5%
	Safran SA	610,077	96,631	0.5%
	AXA SA	3,558,330	94,194	0.5%
	Danone SA	1,108,875	91,862	0.5%
	Schneider Electric SE	971,827	90,323	0.5%
	EssilorLuxottica SA	543,603	83,006	0.4%
	L’Oreal SA Loyalty Line	273,587	79,905	0.4%
	Kering SA	137,321	78,136	0.4%
§,1	France—Other †		1,443,221	7.7%
			3,023,033	16.1%

8

European Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Germany
	SAP SE	1,794,382	237,761	1.3%
	Allianz SE	784,711	191,646	1.0%
	Siemens AG	1,404,028	162,027	0.9%
	Bayer AG	1,729,145	134,142	0.7%
	BASF SE	1,699,659	129,208	0.7%
	adidas AG	362,232	111,977	0.6%
	Deutsche Telekom AG	6,003,359	105,634	0.5%
	Daimler AG	1,592,645	92,888	0.5%
1	Germany—Other †		1,403,770	7.5%
			2,569,053	13.7%

§Ireland †			116,218	0.6%

Italy
	Enel SPA	14,415,984	111,730	0.6%
1	Italy—Other †		677,655	3.6%
			789,385	4.2%
Netherlands
	ASML Holding NV	740,998	194,229	1.0%
	Unilever NV	2,683,423	158,610	0.9%
	ING Groep NV	7,210,858	81,653	0.4%
1	Netherlands—Other †		634,930	3.4%
			1,069,422	5.7%

§,1Norway †			249,585	1.3%

[1]Poland †			113,117	0.6%

Portugal †			57,360	0.3%

Spain
	Banco Santander SA	30,449,009	122,263	0.6%
*	Iberdrola SA	10,932,925	112,381	0.6%
1	Spain—Other †		595,160	3.2%
			829,804	4.4%

[1]Sweden †			892,440	4.8%

Switzerland
	Nestle SA	5,351,984	572,562	3.1%
	Roche Holding AG	1,312,059	394,872	2.1%
	Novartis AG	3,985,729	348,254	1.9%
	Zurich Insurance Group AG	269,553	105,584	0.6%
	Roche Holding AG (Bearer)	24,360	7,262	0.0%
§,1	Switzerland—Other †		1,168,195	6.2%
			2,596,729	13.9%
United Kingdom
	HSBC Holdings plc	37,498,758	283,308	1.5%
	AstraZeneca plc	2,430,850	237,050	1.3%
	BP plc	36,903,044	234,016	1.3%
	GlaxoSmithKline plc	9,081,369	208,009	1.1%
	Royal Dutch Shell plc Class B	6,908,189	198,955	1.1%

9

European Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Royal Dutch Shell plc Class A (XLON)	6,767,884	196,189	1.0%
	Diageo plc	4,325,431	177,045	0.9%
	British American Tobacco plc	4,065,121	142,182	0.8%
	Unilever plc	2,015,027	120,658	0.6%
	Rio Tinto plc	2,037,481	106,075	0.6%
	Vodafone Group plc	49,690,218	101,404	0.5%
	Lloyds Banking Group plc	130,765,736	96,193	0.5%
	Reckitt Benckiser Group plc	1,164,087	90,079	0.5%
	Prudential plc	4,814,350	84,092	0.5%
	BHP Group plc	3,854,579	81,758	0.4%
	Compass Group plc	2,938,347	78,231	0.4%
	National Grid plc	6,444,139	75,347	0.4%
	Royal Dutch Shell plc Class A (XAMS)	1,191,185	34,601	0.2%
§,1	United Kingdom—Other †		2,441,631	13.0%
			4,986,823	26.6%
Total Common Stocks (Cost $22,566,910)			18,599,845	99.2%	2

		Coupon
Temporary Cash Investments
Money Market Fund
3,4	Vanguard Market Liquidity Fund	1.984%	2,149,645	214,986	1.1%

5U.S. Government and Agency Obligations †				8,859	0.1%
Total Temporary Cash Investments (Cost $223,872)				223,845	1.2%	2
[6]Total Investments (Cost $22,790,782)				18,823,690	100.4%

				Amount
				($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard				856
Receivables for Investment Securities Sold				6,267
Receivables for Accrued Income				105,657
Receivables for Capital Shares Issued				20,357
Variation Margin Receivable—Futures Contracts				195
Unrealized Appreciation—Forward Currency Contracts				2,688
Other Assets[4]				17,426
Total Other Assets				153,446	0.8%
Liabilities
Payables for Investment Securities Purchased				(1,075)
Collateral for Securities on Loan				(216,372)
Payables for Capital Shares Redeemed				(3,311)
Payables to Vanguard				(7,595)
Variation Margin Payable—Futures Contracts				(381)
Other Liabilities				(8,191)
Total Liabilities				(236,925)	(1.2%	)
Net Assets				18,740,211	100.0%

10

European Stock Index Fund

At October 31, 2019, net assets consisted of:

Amount ($000)
Paid-in Capital	22,693,289
Total Distributable Earnings (Loss)	(3,953,078)
Net Assets	18,740,211

Investor Shares—Net Assets
Applicable to 841,913 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	25,120
Net Asset Value Per Share—Investor Shares	$29.84

ETF Shares—Net Assets
Applicable to 235,261,600 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,067,449
Net Asset Value Per Share—ETF Shares	$55.54

Admiral Shares—Net Assets
Applicable to 67,230,053 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,670,928
Net Asset Value Per Share—Admiral Shares	$69.48

Institutional Shares—Net Assets
Applicable to 29,377,018 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	870,354
Net Asset Value Per Share—Institutional Shares	$29.63

Institutional Plus Shares—Net Assets
Applicable to 803,456 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	106,360
Net Asset Value Per Share—Institutional Plus Shares	$132.38

•    See Note A in Notes to Financial Statements.

*     Non-income-producing security.

§   Security value determined using significant unobservable inputs.

†   Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1   Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2019, the aggregate value of these securities was $398,098,000, representing 2.1% of net assets.

2   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.

3   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4   Collateral of $216,372,000 was received for securities on loan, of which $214,811,000 is held in Vanguard Market Liquidity Fund and $1,561,000 is held in cash.

5   Securities with a value of $7,435,000 have been segregated as initial margin for open futures contracts.

6   The total value of securities on loan is $143,224,000.

11

European Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation )
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	December 2019	2,296		92,418	2,052
FTSE 100 Index	December 2019	589		55,284	(286)
					1,766

Forward Currency Contracts
	Contract Settlement Date					Unrealized Appreciation ($000		Unrealized (Depreciation) ($000)
		Contract Amount (000)
Counterparty			Receive		Deliver		)
Bank of America, N.A.	12/24/19	EUR	43,627	USD	48,362	493		—
Morgan Stanley Capital Services LLC	12/24/19	EUR	26,307	USD	29,328	131		—
Bank of Montreal	12/24/19	GBP	16,264	USD	19,896	1,213		—
Bank of America, N.A.	12/24/19	GBP	10,411	USD	12,975	538		—
UBS AG	12/24/19	USD	63,740	CHF	62,283	313		—
						2,688		—

CHF—Swiss franc.

EUR—Euro.

GBP—British pound.

USD—U.S. dollar.

At October 31, 2019, the counterparties had deposited in segregated accounts securities with a value of $2,583,000 in connection with open forward currency contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

12

European Stock Index Fund

Statement of Operations

Year Ended
October 31, 2019
($000)
Investment Income
Income
Dividends[1]	668,087
Interest[2]	1,168
Securities Lending—Net	10,917
Total Income	680,172
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,746
Management and Administrative—Investor Shares	655
Management and Administrative—ETF Shares	7,222
Management and Administrative—Admiral Shares	3,214
Management and Administrative—Institutional Shares	460
Management and Administrative—Institutional Plus Shares	56
Marketing and Distribution—Investor Shares	39
Marketing and Distribution—ETF Shares	562
Marketing and Distribution—Admiral Shares	194
Marketing and Distribution—Institutional Shares	27
Marketing and Distribution—Institutional Plus Shares	1
Custodian Fees	867
Auditing Fees	50
Shareholders’ Reports—Investor Shares	10
Shareholders’ Reports—ETF Shares	224
Shareholders’ Reports—Admiral Shares	43
Shareholders’ Reports—Institutional Shares	4
Shareholders’ Reports—Institutional Plus Shares	—
Trustees’ Fees and Expenses	9
Total Expenses	16,383
Net Investment Income	663,789
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	47,171
Futures Contracts	5,040
Forward Currency Contracts	(14,199)
Foreign Currencies	(2,457)
Realized Net Gain (Loss)	35,555

See accompanying Notes, which are an integral part of the Financial Statements.

13

European Stock Index Fund

Statement of Operations (continued)
Year Ended October 31, 2019
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,188,018
Futures Contracts	6,471
Forward Currency Contracts	8,034
Foreign Currencies	3,702
Change in Unrealized Appreciation (Depreciation)	1,206,225
Net Increase (Decrease) in Net Assets Resulting from Operations	1,905,569

1   Dividends are net of foreign withholding taxes of $70,965,000.

2   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $836,000, $32,000, and $12,000, respectively. Purchases and sales are for temporary cash investment purposes.

3   Includes $67,719,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

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European Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	663,789	799,199
Realized Net Gain (Loss)	35,555	664,347
Change in Unrealized Appreciation (Depreciation)	1,206,225	(3,419,864)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,905,569	(1,956,318)
Distributions
Net Investment Income
Investor Shares	(11,251)	(20,533)
ETF Shares	(475,195)	(585,908)
Admiral Shares	(151,252)	(158,017)
Institutional Shares	(29,476)	(26,885)
Institutional Plus Shares	(4,128)	(6,293)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(671,302)	(797,636)
Capital Share Transactions
Investor Shares	(537,858)	(86,129)
ETF Shares	(2,413,675)	(1,240,151)
Admiral Shares	198,090	(29,222)
Institutional Shares	53,745	99,822
Institutional Plus Shares	(66,754)	70,149
Net Increase (Decrease) from Capital Share Transactions	(2,766,452)	(1,185,531)
Total Increase (Decrease)	(1,532,185)	(3,939,485)
Net Assets
Beginning of Period	20,272,396	24,211,881
End of Period	18,740,211	20,272,396

See accompanying Notes, which are an integral part of the Financial Statements.

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European Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$27.85	$31.44	$25.27	$27.98	$29.05
Investment Operations
Net Investment Income	1.053	1.968	1.827	1.881	.866
Net Realized and Unrealized Gain (Loss) on Investments	1.913	(3.572)	6.109	(2.738)	(1.058)
Total from Investment Operations	2.966	(2.604)	6.936	(1.857)	(.192)
Distributions
Dividends from Net Investment Income	(.976)	(.986)	(.766)	(.853)	(.878)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.976)	(.986)	(.766)	(.853)	(.878)
Net Asset Value, End of Period	$29.84	$27.85	$31.44	$25.27	$27.98

Total Return[2]	10.90%	-8.53%	27.77%	-6.63%	-0.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25	$543	$701	$608	$730
Ratio of Total Expenses to Average Net Assets	0.23%	0.23%	0.26%	0.26%	0.26%
Ratio of Net Investment Income to Average Net Assets	3.72%	3.14%	2.81%	3.35%	3.05%
Portfolio Turnover Rate[3]	3%	6%	4%	6%	13%

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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European Stock Index Fund

Financial Highlights

FTSE Europe ETF Shares

For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2019		2018		2017		2016	2015
Net Asset Value, Beginning of Period	$51.84		$58.54		$47.05		$52.09	$54.08
Investment Operations
Net Investment Income	1.854	1	1.912	1	1.567	1	1.717	1.691
Net Realized and Unrealized Gain (Loss) on Investments	3.744		(6.689)		11.434		(5.094)	(1.970)
Total from Investment Operations	5.598		(4.777)		13.001		(3.377)	(.279)
Distributions
Dividends from Net Investment Income	(1.898)		(1.923)		(1.511)		(1.663)	(1.711)
Distributions from Realized Capital Gains	—		—		—		—	—
Total Distributions	(1.898)		(1.923)		(1.511)		(1.663)	(1.711)
Net Asset Value, End of Period	$55.54		$51.84		$58.54		$47.05	$52.09

Total Return	11.08%		-8.44%		27.98%		-6.43%	-0.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,067		$14,624		$17,880		$10,533	$15,578
Ratio of Total Expenses to Average Net Assets	0.08%		0.09%		0.10%		0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.50%		3.28%		2.97%		3.51%	3.19%
Portfolio Turnover Rate[2]	3%		6%		4%		6%	13%

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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European Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$64.84	$73.23	$58.85	$65.16	$67.64
Investment Operations
Net Investment Income	2.298 [1]	2.353 [1]	2.016 [1]	2.151	2.113
Net Realized and Unrealized Gain (Loss) on Investments	4.693	(8.338)	14.251	(6.379)	(2.454)
Total from Investment Operations	6.991	(5.985)	16.267	(4.228)	(.341)
Distributions
Dividends from Net Investment Income	(2.351)	(2.405)	(1.887)	(2.082)	(2.139)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.351)	(2.405)	(1.887)	(2.082)	(2.139)
Net Asset Value, End of Period	$69.48	$64.84	$73.23	$58.85	$65.16

Total Return[2]	11.05%	-8.43%	27.99%	-6.48%	-0.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,671	$4,174	$4,754	$3,609	$4,137
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.47%	3.27%	2.97%	3.51%	3.19%
Portfolio Turnover Rate[3]	3%	6%	4%	6%	13%

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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European Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$27.65	$31.23	$25.10	$27.79	$28.85
Investment Operations
Net Investment Income	.993 [1]	1.014 [1]	.873 [1]	.921	.910
Net Realized and Unrealized Gain (Loss) on Investments	1.998	(3.564)	6.068	(2.719)	(1.048)
Total from Investment Operations	2.991	(2.550)	6.941	(1.798)	(.138)
Distributions
Dividends from Net Investment Income	(1.011)	(1.030)	(.811)	(.892)	(.922)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.011)	(1.030)	(.811)	(.892)	(.922)
Net Asset Value, End of Period	$29.63	$27.65	$31.23	$25.10	$27.79

Total Return	11.09%	-8.42%	28.00%	-6.46%	-0.58%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$870	$760	$756	$574	$867
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.51%	3.29%	2.99%	3.53%	3.22%
Portfolio Turnover Rate[2]	3%	6%	4%	6%	13%

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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European Stock Index Fund

Financial Highlights

Institutional Plus Shares

					Dec. 5,
					2014[1] to
For a Share Outstanding Throughout Each Period		Year Ended October 31,			Oct. 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$123.55	$139.48	$112.09	$124.09	$131.51
Investment Operations
Net Investment Income	4.197 [2]	4.711 [2]	3.910 [2]	4.121	3.878
Net Realized and Unrealized Gain (Loss) on Investments	9.160	(16.018)	27.110	(12.133)	(7.151)
Total from Investment Operations	13.357	(11.307)	31.020	(8.012)	(3.273)
Distributions
Dividends from Net Investment Income	(4.527)	(4.623)	(3.630)	(3.988)	(4.147)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.527)	(4.623)	(3.630)	(3.988)	(4.147)
Net Asset Value, End of Period	$132.38	$123.55	$139.48	$112.09	$124.09

Total Return	11.08%	-8.36%	28.03%	-6.45%	-2.59%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$106	$170	$122	$99	$242
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	3.34%	3.30%	3.00%	3.54%	3.11%[3]
Portfolio Turnover Rate[4]	3%	6%	4%	6%	13%

1   Recommencement of operations.

2   Calculated based on average shares outstanding.

3   Annualized.

4   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

European Stock Index Fund

Notes to Financial Statements

Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Europe ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Institutional Plus Shares were first issued May 17, 2013, and on March 17, 2014, all outstanding shares were redeemed. Institutional Plus Shares recommenced operations on December 5, 2014.

The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Further, at October 31, 2019, the fund had a concentration of its investments in securities issued in the United Kingdom, and the performance of such investments may be impacted by the country’s social, political, and economic conditions.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest

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European Stock Index Fund

incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended October 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

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European Stock Index Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income

23

European Stock Index Fund

over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2019, the fund had contributed to Vanguard capital in the amount of $856,000, representing less than 0.01% of the fund’s net assets and 0.34% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

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European Stock Index Fund

The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,713	18,591,886	246
Temporary Cash Investments	214,986	8,859	—
Futures Contracts—Assets[1]	195	—	—
Futures Contracts—Liabilities[1]	(381)	—	—
Forward Currency Contracts—Assets	—	2,688	—
Total	222,513	18,603,433	246

1 Represents variation margin on the last day of the reporting period.

D.   At October 31, 2019, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	195	—	195
Unrealized Appreciation—Forward Currency Contracts	—	2,688	2,688
Total Assets	195	2,688	2,883

Variation Margin Payable—Futures Contracts	(381)	—	(381)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2019, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	5,040	—	5,040
Forward Currency Contracts	—	(14,199)	(14,199)
Realized Net Gain (Loss) on Derivatives	5,040	(14,199)	(9,159)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	6,471	—	6,471
Forward Currency Contracts	—	8,034	8,034
Change in Unrealized Appreciation (Depreciation) on Derivatives	6,471	8,034	14,505

25

European Stock Index Fund

E.   Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, the expiration of capital loss carryforwards, foreign currency transactions, and passive foreign investment companies were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	(102,906)
Total Distributable Earnings (Loss)	102,906

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes, these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales, the realization of unrealized gains or losses on certain futures contracts and forward currency contracts, and unrealized gains on passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	67,755
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(16,412)
Net Unrealized Gains (Losses)	(3,997,693)

As of October 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	22,820,416
Gross Unrealized Appreciation	2,473,867
Gross Unrealized Depreciation	(6,470,593)
Net Unrealized Appreciation (Depreciation)	(3,996,726)

F.   During the year ended October 31, 2019, the fund purchased $644,619,000 of investment securities and sold $3,373,008,000 of investment securities, other than temporary cash investments. Purchases and sales include $81,852,000 and $2,558,030,000 respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

26

European Stock Index Fund

G.          Capital share transactions for each class of shares were:

			Year Ended October 31,
	2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	102,973	3,495	95,588	3,025
Issued in Lieu of Cash Distributions	9,826	353	16,966	557
Redeemed[1]	(650,657)	(22,514)	(198,683)	(6,353)
Net Increase (Decrease)—Investor Shares	(537,858)	(18,666)	(86,129)	(2,771)
ETF Shares
Issued	151,336	2,768	1,699,045	27,983
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,565,011)	(49,600)	(2,939,196)	(51,300)
Net Increase (Decrease)—ETF Shares	(2,413,675)	(46,832)	(1,240,151)	(23,317)
Admiral Shares
Issued[1]	843,545	12,674	633,624	8,635
Issued in Lieu of Cash Distributions	123,722	1,888	132,532	1,868
Redeemed	(769,177)	(11,714)	(795,378)	(11,037)
Net Increase (Decrease)—Admiral Shares	198,090	2,848	(29,222)	(534)
Institutional Shares
Issued	151,458	5,370	189,062	6,135
Issued in Lieu of Cash Distributions	19,280	690	17,527	579
Redeemed	(116,993)	(4,171)	(106,767)	(3,424)
Net Increase (Decrease)—Institutional Shares	53,745	1,889	99,822	3,290
Institutional Plus Shares
Issued	—	—	192,545	1,380
Issued in Lieu of Cash Distributions	4,127	34	6,293	47
Redeemed	(70,881)	(609)	(128,689)	(926)
Net Increase (Decrease)—Institutional Plus Shares	(66,754)	(575)	70,149	501

1   In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 16,923,000 and 7,267,000 shares, respectively, in the amount of $489,072,000 from the conversion during the year ended October 31, 2019.

H.   Management has determined that no events or transactions occurred subsequent to October 31, 2019, that would require recognition or disclosure in these financial statements.

27

Pacific Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2009, Through October 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Pacific Stock Index Fund Investor Shares	9.39%	4.89%	6.01%	$17,931
Spliced Pacific Stock Index	10.02	5.57	6.04	17,968
FTSE Global All Cap ex US Index	11.18	4.15	5.35	16,834

Spliced Pacific Stock Index: MSCI Pacific Index through March 26, 2013; FTSE Developed Asia Pacific Index through September 30, 2015; FTSE Developed Asia Pacific All Cap Index thereafter. Benchmark returns are adjusted for withholding taxes.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
FTSE Pacific ETF Shares Net Asset Value	9.53%	5.06%	6.15%	$18,171
FTSE Pacific ETF Shares Market Price	9.78	4.92	6.22	18,286
Spliced Pacific Stock Index	10.02	5.57	6.04	17,968
FTSE Global All Cap ex US Index	11.18	4.15	5.35	16,834

See Financial Highlights for dividend and capital gains information.

28

Pacific Stock Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Pacific Stock Index Fund Admiral Shares	9.50%	5.05%	6.15%	$18,171
Spliced Pacific Stock Index	10.02	5.57	6.04	17,968
FTSE Global All Cap ex US Index	11.18	4.15	5.35	16,834

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Pacific Stock Index Fund Institutional Shares	9.51%	5.08%	6.18%	$9,108,853
Spliced Pacific Stock Index	10.02	5.57	6.04	8,984,122
FTSE Global All Cap ex US Index	11.18	4.15	5.35	8,417,210

Cumulative Returns of ETF Shares: October 31, 2009, Through October 31, 2019

	One	Five	Ten
	Year	Years	Years
FTSE Pacific ETF Shares Market Price	9.78%	27.17%	82.86%
FTSE Pacific ETF Shares Net Asset Value	9.53	27.99	81.71
Spliced Pacific Stock Index	10.02	31.12	79.68

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

29

Pacific Stock Index Fund

Sector Diversification

As of October 31, 2019

Basic Materials	6.9%
Consumer Goods	17.0
Consumer Services	10.5
Financials	22.6
Health Care	7.9
Industrials	18.6
Oil & Gas	1.7
Technology	8.8
Telecommunications	3.6
Utilities	2.4

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

30

Pacific Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of October 31, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Australia
	Commonwealth Bank of Australia	1,676,774	90,915	1.4%
	CSL Ltd.	428,243	75,523	1.1%
	BHP Group Ltd.	2,789,958	68,389	1.0%
	Westpac Banking Corp.	3,304,414	64,157	1.0%
	National Australia Bank Ltd.	2,729,060	53,569	0.8%
	Australia & New Zealand Banking Group Ltd.	2,687,010	49,380	0.7%
	Woolworths Group Ltd.	1,193,081	30,765	0.5%
	Wesfarmers Ltd.	1,071,536	29,440	0.4%
	Macquarie Group Ltd.	292,121	26,974	0.4%
§,1	Australia—Other †		634,041	9.4%
			1,123,153	16.7%

§China †			42	0.0%

Hong Kong
	AIA Group Ltd.	11,450,912	114,031	1.7%
	Hong Kong Exchanges & Clearing Ltd.	1,193,864	37,194	0.6%
§,1	Hong Kong—Other †		406,695	6.0%
			557,920	8.3%

Japan
	Toyota Motor Corp.	2,360,770	163,792	2.4%
	Sony Corp.	1,183,439	72,035	1.1%
	Mitsubishi UFJ Financial Group Inc.	11,815,172	61,253	0.9%
	SoftBank Group Corp.	1,532,270	58,941	0.9%
	Keyence Corp.	85,133	53,829	0.8%
	Takeda Pharmaceutical Co. Ltd.	1,440,524	52,051	0.8%
	KDDI Corp.	1,643,066	45,466	0.7%

31

Pacific Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Honda Motor Co. Ltd.	1,650,186	44,644	0.7%
	Sumitomo Mitsui Financial Group Inc.	1,227,688	43,587	0.6%
	Shin-Etsu Chemical Co. Ltd.	376,550	41,986	0.6%
	Recruit Holdings Co. Ltd.	1,209,312	40,190	0.6%
	Daiichi Sankyo Co. Ltd.	602,149	39,594	0.6%
	FANUC Corp.	193,268	38,122	0.6%
	Mizuho Financial Group Inc.	24,048,670	37,335	0.6%
	Nintendo Co. Ltd.	100,995	37,044	0.6%
	Kao Corp.	445,025	35,779	0.5%
	Daikin Industries Ltd.	251,273	35,168	0.5%
	Central Japan Railway Co.	170,352	34,945	0.5%
	Tokio Marine Holdings Inc.	624,324	33,754	0.5%
	Hitachi Ltd.	874,828	32,651	0.5%
	Nidec Corp.	220,433	32,453	0.5%
	East Japan Railway Co.	342,145	31,060	0.5%
	Hoya Corp.	348,346	30,786	0.5%
	Astellas Pharma Inc.	1,787,001	30,670	0.5%
	Fast Retailing Co. Ltd.	49,280	30,391	0.5%
	NTT DOCOMO Inc.	1,104,229	30,273	0.5%
	Shiseido Co. Ltd.	366,438	30,212	0.4%
	Mitsubishi Corp.	1,184,721	30,133	0.4%
	Murata Manufacturing Co. Ltd.	537,779	29,281	0.4%
	Nippon Telegraph & Telephone Corp.	589,443	29,262	0.4%
	Tokyo Electron Ltd.	143,384	29,049	0.4%
	Seven & i Holdings Co. Ltd.	731,349	27,631	0.4%
	Mitsui & Co. Ltd.	1,600,557	27,488	0.4%
	ITOCHU Corp.	1,285,092	26,869	0.4%
	Mitsubishi Electric Corp.	1,868,514	26,696	0.4%
	Softbank Corp.	1,519,181	20,839	0.3%
	NTT Data Corp.	599,457	7,871	0.1%
	Sony Financial Holdings Inc.	143,610	3,090	0.0%
	Hino Motors Ltd.	248,256	2,347	0.0%
	Misawa Homes Co. Ltd.	21,005	225	0.0%
	SB Technology Corp.	7,300	140	0.0%
	Japan—Other †		2,514,909	37.4%
			3,993,841	59.4%

New Zealand †			58,331	0.9%

Singapore
	DBS Group Holdings Ltd.	1,703,213	32,465	0.5%
§	Singapore—Other †		180,591	2.7%
			213,056	3.2%
South Korea
	Samsung Electronics Co. Ltd.	4,447,879	192,237	2.9%
	SK Hynix Inc.	487,887	34,306	0.5%
	Samsung Electronics Co. Ltd. Preference Shares	779,886	27,453	0.4%
§,1	South Korea—Other †		473,368	7.0%
			727,364	10.8%
Total Common Stocks (Cost $7,198,818)			6,673,707	99.3%[2]

32

Pacific Stock Index Fund

				Market	Percentage
				Value•	of Net
		Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
3,4	Vanguard Market Liquidity Fund	1.984%	927,817	92,791	1.4%

5U.S. Government and Agency Obligations †				2,848	0.0%
Total Temporary Cash Investments (Cost $95,646)				95,639	1.4%[2]
[6]Total Investments (Cost $7,294,464)				6,769,346	100.7%

	Amount ($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard	309
Receivables for Accrued Income	37,048
Receivables for Capital Shares Issued	3,408
Variation Margin Receivable—Futures Contracts	125
Unrealized Appreciation—Forward Currency Contracts	203
Other Assets	19,375
Total Other Assets	60,468	0.9%
Liabilities
Payables for Investment Securities Purchased	(283)
Collateral for Securities on Loan	(92,777)
Payables for Capital Shares Redeemed	(3,538)
Payables to Vanguard	(3,291)
Variation Margin Payable—Futures Contracts	(201)
Unrealized Depreciation—Forward Currency Contracts	(91)
Other Liabilities	(9,164)
Total Liabilities	(109,345)	(1.6%)
Net Assets	6,720,469	100.0%

At October 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	7,236,816
Total Distributable Earnings (Loss)	(516,347)
Net Assets	6,720,469

Investor Shares—Net Assets
Applicable to 858,730 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,172
Net Asset Value Per Share—Investor Shares	$13.01

ETF Shares—Net Assets
Applicable to 54,329,732 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,708,258
Net Asset Value Per Share—ETF Shares	$68.25

33

Pacific Stock Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 29,533,735 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,492,983
Net Asset Value Per Share—Admiral Shares	$84.41

Institutional Shares—Net Assets
Applicable to 39,339,976 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	508,056
Net Asset Value Per Share—Institutional Shares	$12.91

•	See Note A in Notes to Financial Statements.

§	Certain of the fund’s securities are valued using significant unobservable inputs.

†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1

Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2019, the aggregate value of these securities was $27,002,000, representing 0.4% of net assets.

2

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.7%, respectively, of net assets.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4	Collateral of $92,777,000 was received for securities on loan.

5	Securities with a value of $2,198,000 have been segregated as initial margin for open futures contracts.

6	The total value of securities on loan is $85,317,000.

34

Pacific Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

					($000)

					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation )
Long Futures Contracts
Topix Index	December 2019	202		31,210	1,688
S&P ASX 200 Index	December 2019	99		11,327	(48)
KOSPI 200 Index	December 2019	128		7,605	135
					1,775

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
HSBC Bank USA, N.A.	12/24/19	JPY	723,846	USD	6,753	—	(24)
UBS AG	12/16/19	JPY	607,024	USD	5,686	—	(47)
BNP Paribas	12/16/19	AUD	5,822	USD	3,946	73	—
Goldman Sachs International	12/17/19	AUD	5,313	USD	3,596	71	—
Goldman Sachs International	12/24/19	USD	6,761	JPY	723,846	31	—
Goldman Sachs International	12/16/19	USD	5,667	JPY	607,024	28	—
UBS AG	12/16/19	USD	3,695	JPY	400,000	—	(20)
						203	(91)

AUD—Australian dollar.

JPY—Japanese yen.

USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

35

Pacific Stock Index Fund

Statement of Operations

Year Ended
October 31, 2019

($000)
Investment Income
Income
Dividends[1]	189,563
Interest[2]	330
Securities Lending—Net	4,685
Total Income	194,578
Expenses
The Vanguard Group—Note B
Investment Advisory Services	999
Management and Administrative—Investor Shares	281
Management and Administrative—ETF Shares	1,780
Management and Administrative—Admiral Shares	1,609
Management and Administrative—Institutional Shares	227
Marketing and Distribution—Investor Shares	17
Marketing and Distribution—ETF Shares	154
Marketing and Distribution—Admiral Shares	104
Marketing and Distribution—Institutional Shares	16
Custodian Fees	574
Auditing Fees	51
Shareholders’ Reports—Investor Shares	5
Shareholders’ Reports—ETF Shares	194
Shareholders’ Reports—Admiral Shares	17
Shareholders’ Reports—Institutional Shares	18
Trustees’ Fees and Expenses	3
Total Expenses	6,049
Net Investment Income	188,529
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	74,082
Futures Contracts	(6,467)
Forward Currency Contracts	(1,587)
Foreign Currencies	620
Realized Net Gain (Loss)	66,648

See accompanying Notes, which are an integral part of the Financial Statements.

36

Pacific Stock Index Fund

Statement of Operations (continued)

Year Ended
October 31, 2019

($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	336,552
Futures Contracts	5,151
Forward Currency Contracts	697
Foreign Currencies	215
Change in Unrealized Appreciation (Depreciation)	342,615
Net Increase (Decrease) in Net Assets Resulting from Operations	597,792

1   Dividends are net of foreign withholding taxes of $14,653,000.

2   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $256,000, ($6,000), and $15,000, respectively. Purchases and sales are for temporary cash investment purposes.

3   Includes $97,685,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Pacific Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	188,529	210,676
Realized Net Gain (Loss)	66,648	330,396
Change in Unrealized Appreciation (Depreciation)	342,615	(1,051,416)
Net Increase (Decrease) in Net Assets Resulting from Operations	597,792	(510,344)
Distributions
Net Investment Income
Investor Shares	(4,688)	(6,815)
ETF Shares	(112,354)	(127,093)
Admiral Shares	(64,861)	(62,769)
Institutional Shares	(13,355)	(11,452)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(195,258)	(208,129)
Capital Share Transactions
Investor Shares	(219,358)	(47,032)
ETF Shares	(440,973)	(681,968)
Admiral Shares	146,193	55,787
Institutional Shares	34,023	81,993
Net Increase (Decrease) from Capital Share Transactions	(480,115)	(591,220)
Total Increase (Decrease)	(77,581)	(1,309,693)
Net Assets
Beginning of Period	6,798,050	8,107,743
End of Period	6,720,469	6,798,050

See accompanying Notes, which are an integral part of the Financial Statements.

38

Pacific Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.24	$13.56	$11.42	$10.99	$11.59
Investment Operations
Net Investment Income	.309 [1]	.347 [1]	.295 [1]	.257	.258
Net Realized and Unrealized Gain (Loss) on Investments	.801	(1.336)	2.141	.426	(.612)
Total from Investment Operations	1.110	(.989)	2.436	.683	(.354)
Distributions
Dividends from Net Investment Income	(.340)	(.331)	(.296)	(.253)	(.246)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.340)	(.331)	(.296)	(.253)	(.246)
Net Asset Value, End of Period	$13.01	$12.24	$13.56	$11.42	$10.99

Total Return[2]	9.39%	-7.53%	21.71%	6.40%	-3.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11	$225	$296	$281	$309
Ratio of Total Expenses to Average Net Assets	0.23%	0.23%	0.26%	0.26%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.50%	2.51%	2.44%	2.39%	2.26%
Portfolio Turnover Rate[3]	4%	4%	3%	4%	14%

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Pacific Stock Index Fund

Financial Highlights

FTSE Pacific ETF Shares

For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$64.24	$71.13	$59.92	$57.65	$60.80
Investment Operations
Net Investment Income	1.823 [1]	1.895 [1]	1.677 [1]	1.440	1.443
Net Realized and Unrealized Gain (Loss) on Investments	4.071	(6.940)	11.195	2.240	(3.210)
Total from Investment Operations	5.894	(5.045)	12.872	3.680	(1.767)
Distributions
Dividends from Net Investment Income	(1.884)	(1.845)	(1.662)	(1.410)	(1.383)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.884)	(1.845)	(1.662)	(1.410)	(1.383)
Net Asset Value, End of Period	$68.25	$64.24	$71.13	$59.92	$57.65

Total Return	9.53%	-7.34%	21.89%	6.59%	-2.93%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,708	$3,927	$5,015	$3,217	$2,931
Ratio of Total Expenses to Average Net Assets	0.08%	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.80%	2.65%	2.60%	2.55%	2.40%
Portfolio Turnover Rate[2]	4%	4%	3%	4%	14%

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Pacific Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$79.43	$87.97	$74.10	$71.30	$75.19
Investment Operations
Net Investment Income	2.251 [1]	2.360 [1]	2.049 [1]	1.781	1.783
Net Realized and Unrealized Gain (Loss) on Investments	5.031	(8.618)	13.876	2.763	(3.963)
Total from Investment Operations	7.282	(6.258)	15.925	4.544	(2.180)
Distributions
Dividends from Net Investment Income	(2.302)	(2.282)	(2.055)	(1.744)	(1.710)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.302)	(2.282)	(2.055)	(1.744)	(1.710)
Net Asset Value, End of Period	$84.41	$79.43	$87.97	$74.10	$71.30

Total Return[2]	9.50%	-7.36%	21.90%	6.57%	-2.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,493	$2,202	$2,388	$1,983	$1,981
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.80%	2.64%	2.60%	2.55%	2.40%
Portfolio Turnover Rate[3]	4%	4%	3%	4%	14%

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Pacific Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.15	$13.46	$11.34	$10.91	$11.50
Investment Operations
Net Investment Income	.346 [1]	.364 [1]	.320 [1]	.275	.276
Net Realized and Unrealized Gain (Loss) on Investments	.770	(1.323)	2.118	.424	(.601)
Total from Investment Operations	1.116	(.959)	2.438	.699	(.325)
Distributions
Dividends from Net Investment Income	(.356)	(.351)	(.318)	(.269)	(.265)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.356)	(.351)	(.318)	(.269)	(.265)
Net Asset Value, End of Period	$12.91	$12.15	$13.46	$11.34	$10.91

Total Return	9.51%	-7.37%	21.91%	6.61%	-2.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$508	$443	$408	$291	$329
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.81%	2.66%	2.62%	2.57%	2.43%
Portfolio Turnover Rate[2]	4%	4%	3%	4%	14%

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Pacific Stock Index Fund

Notes to Financial Statements

Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Pacific ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker. The fund closed the Institutional Plus share class on October 10, 2019.

The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Further, at October 31, 2019, the fund had a concentration of its investments in securities issued in Japan, and the performance of such investments may be impacted by the country’s social, political, and economic conditions.

A.           The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in

43

Pacific Stock Index Fund

market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended October 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

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Pacific Stock Index Fund

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

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Pacific Stock Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2019, the fund had contributed to Vanguard capital in the amount of $309,000, representing less than 0.01% of the fund’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1	6,672,270	1,436
Temporary Cash Investments	92,791	2,848	—
Futures Contracts—Assets[1]	125	—	—
Futures Contracts—Liabilities[1]	(201)	—	—
Forward Currency Contracts—Assets	—	203	—
Forward Currency Contracts—Liabilities	—	(91)	—
Total	92,716	6,675,230	1,436

1 Represents variation margin on the last day of the reporting period.

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Pacific Stock Index Fund

D.   At October 31, 2019, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	125	—	125
Unrealized Appreciation—Forward Currency Contracts	—	203	203
Total Assets	125	203	328

Variation Margin Payable—Futures Contracts	(201)	—	(201)
Unrealized Depreciation—Forward Currency Contracts	—	(91)	(91)
Total Liabilities	(201)	(91)	(292)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2019, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(6,467)	—	(6,467)
Forward Currency Contracts	—	(1,587)	(1,587)
Realized Net Gain (Loss) on Derivatives	(6,467)	(1,587)	(8,054)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	5,151	—	5,151
Forward Currency Contracts	—	697	697
Change in Unrealized Appreciation (Depreciation) on Derivatives	5,151	697	5,848

E.   Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, the expiration of capital loss carryforwards, foreign currency transactions, passive foreign investment companies, and tax expense on capital gains were reclassified between the following accounts:

Amount ($000)
Paid-in Capital	65,085
Total Distributable Earnings (Loss)	(65,085)

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Pacific Stock Index Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales, the realization of unrealized gains or losses on certain forward currency contracts, and unrealized gains on passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	75,347
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-Expiring)	(32,352)
Net Unrealized Gains (Losses)	(556,373)

As of October 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	7,327,613
Gross Unrealized Appreciation	1,194,370
Gross Unrealized Depreciation	(1,750,862)
Net Unrealized Appreciation (Depreciation)	(556,492)

F.   During the year ended October 31, 2019, the fund purchased $320,004,000 of investment securities and sold $798,268,000 of investment securities, other than temporary cash investments. Purchases and sales include $58,451,000 and $478,905,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

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Pacific Stock Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
	2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	43,420	3,438	52,115	3,756
Issued in Lieu of Cash Distributions	4,307	372	6,316	463
Redeemed[1]	(267,085)	(21,347)	(105,463)	(7,666)
Net Increase (Decrease)—Investor Shares	(219,358)	(17,537)	(47,032)	(3,447)
ETF Shares
Issued	98,576	1,493	390,779	5,625
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(539,549)	(8,300)	(1,072,747)	(15,000)
Net Increase (Decrease)—ETF Shares	(440,973)	(6,807)	(681,968)	(9,375)
Admiral Shares
Issued[1]	429,129	5,326	358,669	4,004
Issued in Lieu of Cash Distributions	52,040	680	51,078	578
Redeemed	(334,976)	(4,198)	(353,960)	(4,004)
Net Increase (Decrease)—Admiral Shares	146,193	1,808	55,787	578
Institutional Shares
Issued	90,651	7,402	143,101	10,595
Issued in Lieu of Cash Distributions	9,282	792	7,917	586
Redeemed	(65,910)	(5,326)	(69,025)	(5,030)
Net Increase (Decrease)—Institutional Shares	34,023	2,868	81,993	6,151

1   In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 15,992,000 and 2,464,000 shares, respectively, in the amount of $199,625,000 from the conversion during the year ended October 31, 2019.

H.   Management has determined that no events or transactions occurred subsequent to October 31, 2019, that would require recognition or disclosure in these financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of net assets—investments summary of Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund (two of the funds constituting Vanguard International Equity Index Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2019, the related statements of operations for the year ended October 31, 2019, the statements of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 18, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

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Special 2019 tax information (unaudited) for Vanguard European Stock Index Fund

This information for the fiscal year ended October 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $565,244,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $739,414,000 and foreign taxes paid of $54,515,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2020 to determine the calendar-year amounts to be included on their 2019 tax returns.

Special 2019 tax information (unaudited) for Vanguard Pacific Stock Index Fund

This information for the fiscal year ended October 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $151,928,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $204,146,000 and foreign taxes paid of $14,136,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2020 to determine the calendar-year amounts to be included on their 2019 tax returns.

51

London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation.

1   Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation and Oxfam America. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Board of advisors and investment committee member of the Museum of Fine Arts Boston. Board member (2018–present) of RIT Capital Partners (investment firm); investment committee member of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (October 2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (May 2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

© 2019 The Vanguard Group, Inc.

All rights reserved.

U.S. Patent Nos. 6,879,964; 7,337,138;

7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.

Vanguard Marketing Corporation, Distributor.

Q720 122019

Annual Report | October 31, 2019 Vanguard Total World Stock Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our Chairman	1
Your Fund’s Performance at a Glance	2
About Your Fund’s Expenses	3
Performance Summary	5
Financial Statements	8

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our Chairman

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Recent volatility in financial markets—affecting stocks, bonds, and commodities—has been a good reminder of the wise old adage, “Never keep all your eggs in one basket.” Maintaining balance and diversification in your investment portfolio can help to both limit risk and set you up for long-term success.

It’s understandable why some investors might become complacent after a long market run-up like the one that lifted stock prices, especially U.S. stock prices, in the years following the global financial crisis. But failing to rebalance regularly can leave a portfolio with a much different mix of assets than intended and, often, more risk than intended.

Balance across and diversification within asset classes are powerful tools for managing risk and achieving your investment goals. A portfolio’s allocation will determine a large portion of its long-term return and also the majority of its volatility risk. A well-diversified portfolio is less vulnerable to significant swings in the performance of any one segment of the asset classes in which it invests.

Balance and diversification will never eliminate the risk of loss, nor will they guarantee positive returns in a declining market. But they should reduce the chance that you’ll suffer disproportionate losses in one particular high-flying asset class or sector when it comes back to earth. And exposure to all key market components should give you at least some participation in the sectors that are performing best at any given time.

Vanguard is committed to helping you achieve balance and diversification in your portfolios to help meet your investment goals. We thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

November 18, 2019

1

Your Fund’s Performance at a Glance

•  For the 12 months ended October 31, 2019, Vanguard Total World Stock Index Fund returned 12.60% for ETF Shares and 12.57% for Institutional Shares. Admiral Shares returned 10.73% for the period since their launch on February 7, 2019. The fund closely tracked the return of its benchmark, the FTSE Global All Cap Index.

•  The U.S. dollar’s value fluctuated and then declined against most other major currencies toward the end of the period, providing a boost to international equities.

•  Throughout the 12 months, investors contended with economic uncertainty and volatility amid signs of decelerating global growth, trade disputes, heightened international tensions, and continued uncertainty about how the United Kingdom would exit the European Union.

•  The fund benefited from double-digit returns for U.S. stocks, which represent more than half the portfolio’s assets. Stocks in emerging markets, Europe, and the Pacific region, which account for the bulk of the remaining portfolio, also posted strong returns.

•  Nine of the fund’s ten market sectors produced positive returns. Only the oil and gas sector declined. Technology, financial, and industrial stocks contributed most to the fund’s overall return.

Market Barometer
	Average Annual Total Returns
	Periods Ended October 31, 2019
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	14.15%	14.73%	10.55%
Russell 2000 Index (Small-caps)	4.90	10.96	7.37
Russell 3000 Index (Broad U.S. market)	13.49	14.47	10.31
FTSE All-World ex US Index (International)	11.52	8.21	4.16

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	11.51%	3.29%	3.24%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	9.42	3.62	3.55
FTSE Three-Month U.S. Treasury Bill Index	2.35	1.57	0.98

CPI
Consumer Price Index	1.76%	2.11%	1.62%

2

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•  Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•  Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

3

Six Months Ended October 31, 2019
Total World Stock Index Fund	Beginning Account Value 4/30/2019	Ending Account Value 10/31/2019	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,026.94	$0.87
ETF Shares	1,000.00	1,027.68	0.36
Admiral™ Shares	1,000.00	1,027.46	0.51
Institutional Shares	1,000.00	1,027.52	0.41
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.35	$0.87
ETF Shares	1,000.00	1,024.85	0.36
Admiral Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.80	0.41

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares, 0.07% for ETF Shares, 0.10% for Admiral Shares, and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

4

Total World Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2009, Through October 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Total World Stock Index Fund Investor Shares	12.48%	7.15%	8.95%	$23,573
Spliced Total World Stock Index	12.63	7.41	9.13	23,958

Spliced Total World Stock Index: FTSE All-World Index through December 18, 2011, and FTSE Global All Cap Index thereafter. Benchmark returns are adjusted for withholding taxes.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Total World Stock Index Fund ETF Shares Net Asset Value	12.60%	7.25%	9.09%	$23,878
Total World Stock Index Fund ETF Shares Market Price	12.84	7.25	9.09	23,868
Spliced Total World Stock Index	12.63	7.41	9.13	23,958

See Financial Highlights for dividend and capital gains information.

5

Total World Stock Index Fund

	Total Returns
	Period Ended October 31, 2019
	Since	Final Value
	Inception	of a $10,000
	(2/7/2019)	Investment
Total World Stock Index Fund Admiral Shares	10.73%	$11,073
FTSE Global All Cap Index	10.71	11,071

“Since Inception” performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Total World Stock Index Fund Institutional Shares	12.57%	7.26%	9.10%	$11,950,156
Spliced Total World Stock Index	12.63	7.41	9.13	11,978,988

Cumulative Returns of ETF Shares: October 31, 2009, Through October 31, 2019

	One	Five	Ten
	Year	Years	Years
Total World Stock Index Fund ETF Shares Market Price	12.84%	41.89%	138.68%
Total World Stock Index Fund ETF Shares Net Asset Value	12.60	41.93	138.78
Spliced Total World Stock Index	12.63	42.98	139.58

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

6

Total World Stock Index Fund

Sector Diversification

As of October 31, 2019

Basic Materials	4.2%
Consumer Goods	10.9
Consumer Services	11.4
Financials	21.8
Health Care	10.8
Industrials	13.9
Oil & Gas	5.1
Technology	16.0
Telecommunications	2.6
Utilities	3.3

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

7

Total World Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of October 31, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Common Stocks
	§,1Australia †		375,509	2.2%

	[1]Austria †		16,699	0.1%

	Belgium †		57,079	0.3%

	[1]Brazil †		155,124	0.9%

	§,1Canada †		511,569	3.0%

	Chile †		17,386	0.1%

	China
*	Alibaba Group Holding Ltd. ADR	452,725	79,983	0.5%
	Tencent Holdings Ltd.	1,801,467	73,073	0.4%
§,1	China—Other †		444,724	2.6%
			597,780	3.5%

	Colombia †		8,734	0.1%

	[1]Czech Republic †		2,613	0.0%

	§,1Denmark †		88,248	0.5%

	Egypt †		4,000	0.0%

	Finland †		61,163	0.4%

	France
	TOTAL SA	764,414	40,414	0.2%
§,1	France—Other †		476,552	2.8%
			516,966	3.0%

8

Total World Stock Index Fund

Market	Percentage
Value•	of Net
Shares	($000)	Assets
Germany
SAP SE	306,294	40,585	0.2%
1	Germany—Other †	397,012	2.3%
437,597	2.5%

§Greece †	7,222	0.0%

§,1Hong Kong †	188,354	1.1%

Hungary †	5,684	0.0%

§,1lndia †	196,681	1.1%

Indonesia †	39,932	0.2%

§Ireland †	15,871	0.1%

Israel †	30,421	0.2%

[1]Italy †	134,957	0.8%

Japan
Toyota Motor Corp.	789,594	54,783	0.3%
Japan—Other †	1,283,710	7.5%
1,338,493	7.8%

Kuwait †	14,777	0.1%

Luxembourg †	690	0.0%

§,1Malaysia †	49,243	0.3%

§Malta †	—	0.0%

[1]Mexico †	53,044	0.3%

[1]Netherlands †	184,194	1.1%

New Zealand †	19,738	0.1%

§,1Norway †	43,500	0.3%

Pakistan †	2,170	0.0%

Peru †	2,380	0.0%

§.1Philippines †	24,753	0.1%

[1]Poland †	19,633	0.1%

Portugal †	9,900	0.1%

Qatar †	19,919	0.1%

9

Total World Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	[1]Russia †		75,805	0.4%

	Saudi Arabia †		35,954	0.2%

	§Singapore †		71,747	0.4%

	§,1South Africa †		95,785	0.6%

	South Korea
	Samsung Electronics Co. Ltd. GDR	39,443	42,164	0.2%
§,1	South Korea—Other †		202,923	1.2%
			245,087	1.4%

	§,1Spain †		142,228	0.8%

	[1]Sweden †		153,818	0.9%

	Switzerland
	Nestle SA	918,233	98,234	0.6%
	Roche Holding AG	220,001	66,211	0.4%
	Novartis AG	681,478	59,544	0.3%
1	Switzerland—Other †		220,353	1.3%
			444,342	2.6%
	Taiwan
	Taiwan Semiconductor Manufacturing Co. Ltd.	4,106,000	40,238	0.3%
§	Taiwan—Other †		227,181	1.3%
			267,419	1.6%

	§Thailand †		67,934	0.4%

	§,1Turkey †		12,813	0.1%

	§United Arab Emirates †		16,471	0.1%

	United Kingdom
	HSBC Holdings plc	6,407,401	48,409	0.3%
	AstraZeneca plc	416,203	40,587	0.2%
§,1	United Kingdom—Other †		771,851	4.5%
			860,847	5.0%
	United States

	§Basic Materials †		207,502	1.2%

	Consumer Goods
	Procter & Gamble Co.	785,970	97,861	0.6%
	Coca-Cola Co.	1,214,209	66,089	0.4%
	PepsiCo Inc.	443,019	60,769	0.3%
	Consumer Goods—Other †		526,786	3.1%
			751,505	4.4%
	Consumer Services
*	Amazon.com Inc.	131,394	233,442	1.4%
	Home Depot Inc.	349,314	81,942	0.5%

10

Total World Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Walt Disney Co.	554,036	71,980	0.4%
	Comcast Corp. Class A	1,428,307	64,017	0.4%
	Walmart Inc.	447,047	52,421	0.3%
	McDonald’s Corp.	243,953	47,986	0.3%
	Costco Wholesale Corp.	138,864	41,258	0.2%
	Consumer Services—Other †		661,054	3.8%
			1,254,100	7.3%
Financials
	JPMorgan Chase & Co.	1,010,849	126,275	0.7%
	Visa Inc. Class A	557,464	99,708	0.6%
*	Berkshire Hathaway Inc. Class B	455,982	96,933	0.6%
	Bank of America Corp.	2,665,808	83,360	0.5%
	Mastercard Inc. Class A	287,048	79,458	0.4%
	Wells Fargo & Co.	1,259,102	65,007	0.4%
	Citigroup Inc.	713,689	51,286	0.3%
	Financials—Other †		1,234,484	7.2%
			1,836,511	10.7%
Health Care
	Johnson & Johnson	844,198	111,468	0.6%
	UnitedHealth Group Inc.	299,532	75,692	0.4%
	Merck & Co. Inc.	817,758	70,867	0.4%
	Pfizer Inc.	1,765,489	67,742	0.4%
	Medtronic plc	426,114	46,404	0.3%
	Abbott Laboratories	545,408	45,602	0.3%
	Amgen Inc.	190,026	40,523	0.2%
	Health Care—Other †		717,714	4.2%
			1,176,012	6.8%
Industrials
	Boeing Co.	168,398	57,240	0.3%
	Industrials—Other †		1,200,917	7.0%
			1,258,157	7.3%
Oil & Gas
	Exxon Mobil Corp.	1,344,932	90,877	0.5%
	Chevron Corp.	606,162	70,400	0.4%
§	Oil & Gas—Other †		220,140	1.3%
			381,417	2.2%

§,2Other †			12	0.0%

Technology
	Apple Inc.	1,435,741	357,155	2.1%
	Microsoft Corp.	2,405,829	344,924	2.0%
*	Facebook Inc. Class A	758,851	145,434	0.8%
*	Alphabet Inc. Class A	97,312	122,496	0.7%
*	Alphabet Inc. Class C	94,343	118,883	0.7%
	Intel Corp.	1,407,616	79,573	0.5%
	Cisco Systems Inc.	1,360,312	64,628	0.4%
*	Adobe Inc.	154,169	42,848	0.2%
*	salesforce.com Inc.	260,055	40,696	0.2%
	Technology—Other †		743,391	4.3%
			2,060,028	11.9%

11

Total World Stock Index Fund

Market	Percentage
Value•	of Net
Shares	($000)	Assets
Telecommunications
AT&T Inc.	2,317,857	89,214	0.5%
Verizon Communications Inc.	1,314,110	79,464	0.5%
Telecommunications—Other †	20,488	0.1%
189,166	1.1%

Utilities †	315,110	1.8%
9,429,520	54.7%
Total Common Stocks (Cost $14,450,824)	17,171,793	99.7%[3]
Corporate Bonds (Cost $8) †	8	0.0%

Coupon
Temporary Cash Investments
Money Market Fund
4,5	Vanguard Market Liquidity Fund	1.984%	1,156,608	115,672	0.7%

6U.S. Government and Agency Obligations †	2,395	0.0%
Total Temporary Cash Investments (Cost $118,051)	118,067	0.7%[3]
[7]Total Investments (Cost $14,568,883)	17,289,868	100.4%

Amount
($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard	793
Receivables for Investment Securities Sold	294
Receivables for Accrued Income	35,092
Receivables for Capital Shares Issued	3,901
Variation Margin Receivable—Futures Contracts	41
Unrealized Appreciation—Forward Currency Contracts	366
Other Assets[6]	16,408
Total Other Assets	56,895	0.3%
Liabilities
Payables for Investment Securities Purchased	(843)
Collateral for Securities on Loan	(111,179)
Payables for Capital Shares Redeemed	(2,579)
Payables to Vanguard	(2,098)
Variation Margin Payable—Futures Contracts	(258)
Unrealized Depreciation—Forward Currency Contracts	(280)
Total Liabilities	(117,237)	(0.7%)
Net Assets	17,229,526	100.0%

12

Total World Stock Index Fund

At October 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	14,796,287
Total Distributable Earnings (Loss)	2,433,239
Net Assets	17,229,526

Investor Shares—Net Assets
Applicable to 112,780 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,530
Net Asset Value Per Share—Investor Shares	$31.31

ETF Shares—Net Assets
Applicable to 157,780,134 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,121,578
Net Asset Value Per Share—ETF Shares	$76.83

Admiral Shares—Net Assets
Applicable to 80,123,166 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,180,769
Net Asset Value Per Share—Admiral Shares	$27.22

Institutional Shares—Net Assets
Applicable to 18,635,108 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,923,649
Net Asset Value Per Share—Institutional Shares	$156.89

• See Note A in Notes to Financial Statements.

§ Certain of the fund’s securities are valued using significant unobservable inputs.

* Non-income-producing security.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2019, the aggregate value of these securities was $136,561,000, representing 0.8% of net assets.

2 “Other” represents securities that are not classified by the fund’s benchmark index.

3 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.

4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

5 Collateral of $111,179,000 was received for securities on loan.

6 Securities with a value of $2,395,000 and cash of $486,000 have been segregated as initial margin for open futures contracts.

7 The total value of securities on loan is $103,379,000.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

13

Total World Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation )
Long Futures Contracts
E-mini S&P 500 Index	December 2019	238		36,126	668
MSCI Emerging Market Index	December 2019	135		7,029	161
Dow Jones EURO STOXX 50 Index	December 2019	151		6,078	161
FTSE 100 Index	December 2019	38		3,567	(8)
Topix Index	December 2019	23		3,554	290
S&P TSX 60 Index	December 2019	14		2,094	(24)
S&P ASX 200 Index	December 2019	13		1,487	(4)
E-mini Russell 2000 Index	December 2019	6		469	(6)
					1,238

14

Total World Stock Index Fund

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
Bank of America, N.A.	12/24/19	EUR	8,816	USD	9,773	100	—
Bank of America, N.A.	12/16/19	JPY	804,211	USD	7,484	—	(13)
Bank of America, N.A.	12/24/19	GBP	4,241	USD	5,285	219	—
Toronto-Dominion Bank	12/24/19	AUD	4,071	USD	2,798	12	—
Bank of America, N.A.	12/24/19	CAD	2,525	USD	1,909	9	—
Citibank, N.A.	12/17/19	USD	8,710	JPY	943,165	—	(53)
JPMorgan Chase Bank, N.A.	12/27/19	USD	5,472	EUR	4,941	—	(63)
Barclays Bank plc	12/24/19	USD	4,299	CHF	4,226	—	(4)
Royal Bank of Canada	12/24/19	USD	3,358	CHF	3,290	7	—
State Street Bank & Trust Co.	12/17/19	USD	3,289	JPY	352,000	19	—
Royal Bank of Canada	12/17/19	USD	3,202	JPY	345,970	—	(13)
Royal Bank of Canada	12/24/19	USD	2,989	GBP	2,305	—	(3)
Royal Bank of Canada	12/27/19	USD	2,103	GBP	1,685	—	(85)
Toronto-Dominion Bank	12/17/19	USD	1,328	JPY	142,920	—	—
Royal Bank of Canada	12/24/19	USD	1,216	CAD	1,611	—	(7)
Royal Bank of Canada	12/24/19	USD	570	AUD	840	—	(9)
Toronto-Dominion Bank	12/27/19	USD	456	GBP	369	—	(24)
Toronto-Dominion Bank	12/27/19	USD	194	EUR	176	—	(4)
Deutsche Bank AG	12/24/19	USD	112	AUD	165	—	(2)
						366	(280)

AUD—Australian dollar.

CAD—Canadian dollar.

CHF—Swiss franc.

EUR—euro.

GBP—British pound.

JPY—Japanese yen.

USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Total World Stock Index Fund

Statement of Operations

Year Ended
October 31, 2019
($000)
Investment Income
Income
Dividends[1]	431,106
Interest[2]	1,020
Securities Lending—Net	5,010
Total Income	437,136
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,499
Management and Administrative—Investor Shares	1,413
Management and Administrative—ETF Shares	6,385
Management and Administrative—Admiral Shares	673
Management and Administrative—Institutional Shares	1,524
Marketing and Distribution—Investor Shares	144
Marketing and Distribution—ETF Shares	659
Marketing and Distribution—Admiral Shares	33
Marketing and Distribution—Institutional Shares	124
Custodian Fees	996
Auditing Fees	41
Shareholders’ Reports—Investor Shares	17
Shareholders’ Reports—ETF Shares	157
Shareholders’ Reports—Admiral Shares	2
Shareholders’ Reports—Institutional Shares	10
Trustees’ Fees and Expenses	7
Total Expenses	14,684
Net Investment Income	422,452
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	844,037
Futures Contracts	(15,283)
Forward Currency Contracts	(1,837)
Foreign Currencies	(1,050)
Realized Net Gain (Loss)	825,867
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	827,551
Futures Contracts	8,185
Forward Currency Contracts	804

16

Total World Stock Index Fund

Statement of Operations (continued)
Year Ended
October 31, 2019
($000)
Foreign Currencies	465
Change in Unrealized Appreciation (Depreciation)	837,005
Net Increase (Decrease) in Net Assets Resulting from Operations	2,085,324

1 Dividends are net of foreign withholding taxes of $24,279,000.

2 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $848,000, $14,000, and $9,000, respectively. Purchases and sales are for temporary cash investment purposes.

3 Includes $955,570,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Total World Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	422,452	370,468
Realized Net Gain (Loss)	825,867	434,260
Change in Unrealized Appreciation (Depreciation)	837,005	(1,027,602)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,085,324	(222,874)
Distributions
Net Investment Income
Investor Shares	(23,866)	(36,457)
ETF Shares	(296,938)	(260,204)
Admiral Shares	(21,786)	—
Institutional Shares	(67,253)	(59,875)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(409,843)	(356,536)
Capital Share Transactions
Investor Shares	(1,806,070)	222,375
ETF Shares	(464,794)	2,042,046
Admiral Shares	2,117,243	—
Institutional Shares	83,950	132,640
Net Increase (Decrease) from Capital Share Transactions	(69,671)	2,397,061
Total Increase (Decrease)	1,605,810	1,817,651
Net Assets
Beginning of Period	15,623,716	13,806,065
End of Period	17,229,526	15,623,716

See accompanying Notes, which are an integral part of the Financial Statements.

18

Total World Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$28.51	$29.40	$24.30	$24.18	$24.82
Investment Operations
Net Investment Income	.686 [1]	.679 [1]	.593 [1]	.565	.557
Net Realized and Unrealized Gain (Loss) on Investments	2.804	(.916)	5.105	.089	(.643)
Total from Investment Operations	3.490	(.237)	5.698	.654	(.086)
Distributions
Dividends from Net Investment Income	(.690)	(.653)	(.598)	(.534)	(.554)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.690)	(.653)	(.598)	(.534)	(.554)
Net Asset Value, End of Period	$31.31	$28.51	$29.40	$24.30	$24.18

Total Return[2]	12.48%	-0.91%	23.71%	2.80%	-0.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4	$1,682	$1,522	$1,078	$961
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.19%	0.21%	0.25%
Ratio of Net Investment Income to Average Net Assets	2.36%	2.24%	2.19%	2.40%	2.31%
Portfolio Turnover Rate[3]	7%	9%	10%	15%	7%

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total World Stock Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$69.96	$72.13	$59.62	$59.34	$60.89
Investment Operations
Net Investment Income	1.801 [1]	1.732 [1]	1.512 [1]	1.443	1.436
Net Realized and Unrealized Gain (Loss) on Investments	6.825	(2.241)	12.528	.204	(1.562)
Total from Investment Operations	8.626	(.509)	14.040	1.647	(.126)
Distributions
Dividends from Net Investment Income	(1.756)	(1.661)	(1.530)	(1.367)	(1.424)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.756)	(1.661)	(1.530)	(1.367)	(1.424)
Net Asset Value, End of Period	$76.83	$69.96	$72.13	$59.62	$59.34

Total Return	12.60%	-0.82%	23.82%	2.89%	-0.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,122	$11,372	$9,755	$6,112	$5,008
Ratio of Total Expenses to Average Net Assets	0.08%	0.09%	0.10%	0.11%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.48%	2.32%	2.28%	2.50%	2.42%
Portfolio Turnover Rate[2]	7%	9%	10%	15%	7%

1 Calculated based on average shares outstanding.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total World Stock Index Fund

Financial Highlights

Admiral Shares

February 7, 2019[1] to
For a Share Outstanding Throughout the Period	October 31, 2019
Net Asset Value, Beginning of Period	$25.00
Investment Operations
Net Investment Income[2]	.488
Net Realized and Unrealized Gain (Loss) on Investments	2.173
Total from Investment Operations	2.661
Distributions
Dividends from Net Investment Income	(.441)
Distributions from Realized Capital Gains	—
Total Distributions	(.441)
Net Asset Value, End of Period	$27.22

Total Return[3]	10.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,181
Ratio of Total Expenses to Average Net Assets	0.10%[4]
Ratio of Net Investment Income to Average Net Assets	2.53%[4]
Portfolio Turnover Rate[5]	7%[6]

1 Inception.

2 Calculated based on average shares outstanding.

3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4 Annualized.

5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

6 Reflects the fund’s portfolio turnover for the fiscal year ended October 31, 2019.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total World Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$142.87	$147.32	$121.75	$121.18	$124.35
Investment Operations
Net Investment Income	3.702 [1]	3.531 [1]	3.112 [1]	2.956	2.945
Net Realized and Unrealized Gain (Loss) on Investments	13.907	(4.578)	25.594	.414	(3.189)
Total from Investment Operations	17.609	(1.047)	28.706	3.370	(.244)
Distributions
Dividends from Net Investment Income	(3.589)	(3.403)	(3.136)	(2.800)	(2.926)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.589)	(3.403)	(3.136)	(2.800)	(2.926)
Net Asset Value, End of Period	$156.89	$142.87	$147.32	$121.75	$121.18

Total Return	12.57%	-0.82%	23.86%	2.88%	-0.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,924	$2,570	$2,529	$1,617	$1,828
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.09%	0.10%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.49%	2.33%	2.29%	2.51%	2.43%
Portfolio Turnover Rate[2]	7%	9%	10%	15%	7%

1 Calculated based on average shares outstanding.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total World Stock Index Fund

Notes to Financial Statements

Vanguard Total World Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares were issued on February 7, 2019.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund

23

Total World Stock Index Fund

trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended October 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

24

Total World Stock Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

25

Total World Stock Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2019, the fund had contributed to Vanguard capital in the amount of $793,000, representing less than 0.01% of the fund’s net assets and 0.32% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks—International	942,469	6,798,501	1,303
Common Stocks—United States	9,427,600	1,854	66
Corporate Bonds	—	8	—
Temporary Cash Investments	115,672	2,395	—
Futures Contracts—Assets[1]	41	—	—
Futures Contracts—Liabilities[1]	(258)	—	—
Forward Currency Contracts—Assets	—	366	—
Forward Currency Contracts—Liabilities	—	(280)	—
Total	10,485,524	6,802,844	1,369

1 Represents variation margin on the last day of the reporting period.

26

Total World Stock Index Fund

D. At October 31, 2019, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

Statement of Net Assets Caption	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Variation Margin Receivable—Futures Contracts	41	—	41
Unrealized Appreciation—Forward Currency Contracts	—	366	366
Total Assets	41	366	407

Variation Margin Payable—Futures Contracts	(258)	—	(258)
Unrealized Depreciation—Forward Currency Contracts	—	(280)	(280)
Total Liabilities	(258)	(280)	(538)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2019, were:

Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(15,283)	—	(15,283)
Forward Currency Contracts	—	(1,837)	(1,837)
Realized Net Gain (Loss) on Derivatives	(15,283)	(1,837)	(17,120)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	8,185	—	8,185
Forward Currency Contracts	—	804	804
Change in Unrealized Appreciation (Depreciation) on Derivatives	8,185	804	8,989

E. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, the expiration of capital loss carryforwards, foreign currency transactions, passive foreign investment companies and tax expense on capital gains were reclassified between the following accounts:

Amount ($000)
Paid-in Capital	940,859
Total Distributable Earnings (Loss)	(940,859)

27

Total World Stock Index Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales, the realization of unrealized gains or losses on certain futures contracts and forward currency contracts, and unrealized gains on passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount ($000)
Undistributed Ordinary Income	82,776
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(339,988)
Net Unrealized Gains (Losses)	2,691,910

As of October 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	14,598,270
Gross Unrealized Appreciation	4,112,037
Gross Unrealized Depreciation	(1,420,176)
Net Unrealized Appreciation (Depreciation)	2,691,861

F. During the year ended October 31, 2019, the fund purchased $3,581,953,000 of investment securities and sold $3,579,264,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,891,562,000 and $2,412,689,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

28

Total World Stock Index Fund

G. Capital share transactions for each class of shares were:

	Year Ended October 31,
	2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	630,879	21,710	608,762	19,945
Issued in Lieu of Cash Distributions	21,983	796	33,529	1,111
Redeemed[1]	(2,458,932)	(81,377)	(419,916)	(13,845)
Net Increase (Decrease)—Investor Shares	(1,806,070)	(58,871)	222,375	7,211
ETF Shares
Issued	2,079,424	30,218	2,994,980	40,124
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,544,218)	(35,000)	(952,934)	(12,800)
Net Increase (Decrease)—ETF Shares	(464,794)	(4,782)	2,042,046	27,324
Admiral Shares[2]
Issued[1]	2,297,847	86,966	—	—
Issued in Lieu of Cash Distributions	19,351	734	—	—
Redeemed	(199,955)	(7,577)	—	—
Net Increase (Decrease)—Admiral Shares	2,117,243	80,123	—	—
Institutional Shares
Issued	735,413	4,994	957,311	6,277
Issued in Lieu of Cash Distributions	64,388	446	56,130	371
Redeemed	(715,851)	(4,793)	(880,801)	(5,825)
Net Increase (Decrease)—Institutional Shares	83,950	647	132,640	823

1 In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 58,384,000 and 67,167,000 shares, respectively, in the amount of $1,755,147,000 from the conversion during the year ended October 31, 2019.

2 Inception was February 7, 2019, for Admiral Shares.

H. Effective at the close of business on November 7, 2019, the remaining Investor Shares were converted to Admiral Shares.

Management has determined that no other events or transactions occurred subsequent to October 31, 2019, that would require recognition or disclosure in these financial statements.

29

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard Total World Stock Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets—investments summary of Vanguard Total World Stock Index Fund (one of the funds constituting Vanguard International Equity Index Funds, referred to hereafter as the “Fund”) as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 18, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

30

Special 2019 tax information (unaudited) for Vanguard Total World Stock Index Fund

This information for the fiscal year ended October 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $348,961,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 36.7% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

31

London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “ MTS®”, “ FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.

32

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation.

1   Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation and Oxfam America. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Board of advisors and investment committee member of the Museum of Fine Arts Boston. Board member (2018–present) of RIT Capital Partners (investment firm); investment committee member of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (October 2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (May 2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

© 2019 The Vanguard Group, Inc.

All rights reserved.

U.S. Patent Nos. 6,879,964; 7,337,138;

7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.

Vanguard Marketing Corporation, Distributor.

Q6280 122019

Annual Report | October 31, 2019 Vanguard FTSE International Index Funds

Vanguard FTSE All-World ex-US Index Fund

Vanguard FTSE All-World ex-US Small-Cap Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our Chairman	1
Your Fund’s Performance at a Glance	2
About Your Fund’s Expenses	3
FTSE All-World ex-US Index Fund	5
FTSE All-World ex-US Small-Cap Index Fund	33

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our Chairman

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Recent volatility in financial markets—affecting stocks, bonds, and commodities—has been a good reminder of the wise old adage, “Never keep all your eggs in one basket.” Maintaining balance and diversification in your investment portfolio can help to both limit risk and set you up for long-term success.

It’s understandable why some investors might become complacent after a long market run-up like the one that lifted stock prices, especially U.S. stock prices, in the years following the global financial crisis. But failing to rebalance regularly can leave a portfolio with a much different mix of assets than intended and, often, more risk than intended.

Balance across and diversification within asset classes are powerful tools for managing risk and achieving your investment goals. A portfolio’s allocation will determine a large portion of its long-term return and also the majority of its volatility risk. A well-diversified portfolio is less vulnerable to significant swings in the performance of any one segment of the asset classes in which it invests.

Balance and diversification will never eliminate the risk of loss, nor will they guarantee positive returns in a declining market. But they should reduce the chance that you’ll suffer disproportionate losses in one particular high-flying asset class or sector when it comes back to earth. And exposure to all key market components should give you at least some participation in the sectors that are performing best at any given time.

Vanguard is committed to helping you achieve balance and diversification in your portfolios to help meet your investment goals. We thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

November 18, 2019

1

Your Fund’s Performance at a Glance

•     For the 12 months ended October 31, 2019, Admiral Shares of Vanguard FTSE All-World ex-US Index Fund returned 11.38%. Admiral Shares of Vanguard FTSE All-World ex-US Small-Cap Index Fund returned 6.08% for the period since their launch on February 7, 2019. Returns for both funds were in line with those of their respective benchmark indexes.

•     Investors contended with economic uncertainty and volatility amid signs of decelerating global growth, ongoing trade disputes, heightened international tensions, and continued concern over how the United Kingdom will exit the European Union. The U.S. dollar’s value fluctuated and then declined versus most other major global currencies toward the end of the period, boosting international equities.

•     Stocks in Europe, the Pacific region, and emerging markets, the largest allocations in both funds, contributed most to returns.

•     All ten industry sectors produced positive returns for the FTSE All-World ex-US Index Fund. For the FTSE All-World ex-US Small-Cap Index Fund, two sectors declined, with oil and gas subtracting slightly more than one percentage point from the fund’s overall return.

Market Barometer

	Average Annual Total Returns
	Periods Ended October 31, 2019
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	14.15%	14.73%	10.55%
Russell 2000 Index (Small-caps)	4.90	10.96	7.37
Russell 3000 Index (Broad U.S. market)	13.49	14.47	10.31
FTSE All-World ex US Index (International)	11.52	8.21	4.16

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	11.51%	3.29%	3.24%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	9.42	3.62	3.55
FTSE Three-Month U.S. Treasury Bill Index	2.35	1.57	0.98

CPI
Consumer Price Index	1.76%	2.11%	1.62%

2

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

3

Six Months Ended October 31, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	4/30/2019	10/31/2019	Period
Based on Actual Fund Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$1,018.13	$1.02
ETF Shares	1,000.00	1,019.36	0.36
Admiral™ Shares	1,000.00	1,019.10	0.56
Institutional Shares	1,000.00	1,019.20	0.41
Institutional Plus Shares	1,000.00	1,019.26	0.31
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$1,006.26	$1.11
ETF Shares	1,000.00	1,006.76	0.51
Admiral Shares	1,000.00	1,006.20	0.81
Institutional Shares	1,000.00	1,006.63	0.56
Based on Hypothetical 5% Yearly Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$1,024.20	$1.02
ETF Shares	1,000.00	1,024.85	0.36
Admiral Shares	1,000.00	1,024.65	0.56
Institutional Shares	1,000.00	1,024.80	0.41
Institutional Plus Shares	1,000.00	1,024.90	0.31
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$1,024.10	$ 1.12
ETF Shares	1,000.00	1,024.70	0.51
Admiral Shares	1,000.00	1,024.40	0.82
Institutional Shares	1,000.00	1,024.65	0.56

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the FTSE All-World ex-US Index Fund, 0.20% for Investor Shares, 0.07% for ETF Shares, 0.11% for Admiral Shares, 0.08% for Institutional Shares, and 0.06% for Institutional Plus Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.22% for Investor Shares, 0.10% for ETF Shares, 0.16% for Admiral Shares, and 0.11% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

4

FTSE All-World ex-US Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2009, Through October 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
FTSE All-World ex-US Index Fund Investor Shares	11.29%	3.81%	5.11%	$16,465
FTSE All-World ex US Index	11.52	4.16	5.27	16,707
FTSE Global All Cap ex US Index	11.18	4.15	5.35	16,834

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
FTSE All-World ex-US Index Fund ETF Shares Net Asset Value	11.42%	3.94%	5.26%	$16,689
FTSE All-World ex-US Index Fund ETF Shares Market Price	11.69	3.89	5.27	16,719
FTSE All-World ex US Index	11.52	4.16	5.27	16,707
FTSE Global All Cap ex US Index	11.18	4.15	5.35	16,834

See Financial Highlights for dividend and capital gains information.

5

FTSE All-World ex-US Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2019
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/27/2011)	Investment
FTSE All-World ex-US Index Fund Admiral Shares	11.38%	3.93%	6.55%	$16,707
FTSE All-World ex US Index	11.52	4.16	6.59	16,765
FTSE Global All Cap ex US Index	11.18	4.15	6.58	16,746

“Since Inception” performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard(s).

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
FTSE All-World ex-US Index Fund Institutional Shares	11.42%	3.95%	5.28%	$8,364,445
FTSE All-World ex US Index	11.52	4.16	5.27	8,353,376
FTSE Global All Cap ex US Index	11.18	4.15	5.35	8,417,209

			Since	Final Value
	One	Five	Inception	of a $100,000,000
	Year	Years	(12/16/2010)	Investment
FTSE All-World ex-US Index Fund Institutional Plus Shares	11.43%	3.98%	4.24%	$144,592,851
FTSE All-World ex US Index	11.52	4.16	4.35	145,905,028
FTSE Global All Cap ex US Index	11.18	4.15	4.31	145,456,621

“Since Inception” performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standard(s).

Cumulative Returns of ETF Shares: October 31, 2009, Through October 31, 2019

	One	Five	Ten
	Year	Years	Years
FTSE All-World ex-US Index Fund ETF Shares Market Price	11.69%	21.01%	67.19%
FTSE All-World ex-US Index Fund ETF Shares Net Asset Value	11.42	21.34	66.89
FTSE All-World ex US Index	11.52	22.62	67.07

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

6

FTSE All-World ex-US Index Fund

Sector Diversification

As of October 31, 2019

Basic Materials	6.5%
Consumer Goods	14.8
Consumer Services	8.9
Financials	24.7
Health Care	9.0
Industrials	13.8
Oil & Gas	6.6
Technology	8.7
Telecommunications	3.7
Utilities	3.3

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

7

FTSE All-World ex-US Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of October 31, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Australia
	Commonwealth Bank of Australia	3,142,526	170,388	0.4%
	CSL Ltd.	807,075	142,333	0.4%
	BHP Group Ltd.	5,212,354	127,768	0.3%
	Westpac Banking Corp.	6,158,416	119,569	0.3%
	Australia—Other †		1,350,426	3.5%
			1,910,484	4.9%

Austria †			59,141	0.2%

Belgium
	Anheuser-Busch InBev SA	1,359,790	109,760	0.3%
	Belgium—Other †		145,715	0.4%
			255,475	0.7%
Brazil
	Sinotrans Ltd. Class A	313,000	186	0.0%
1	Brazil—Other †		798,635	2.0%
			798,821	2.0%
Canada
	Royal Bank of Canada	2,573,795	207,608	0.5%
	Toronto-Dominion Bank	3,278,221	187,195	0.5%
	Enbridge Inc. (XTSE)	3,472,926	126,487	0.3%
	Bank of Nova Scotia	2,194,099	125,839	0.3%
	Canadian National Railway Co. (Toronto Shares)	1,281,724	114,636	0.3%
1	Canada—Other †		1,562,034	4.0%
			2,323,799	5.9%

Chile †			84,373	0.2%

8

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
China
*	Alibaba Group Holding Ltd. ADR	2,522,994	445,737	1.2%
	Tencent Holdings Ltd.	10,123,801	410,651	1.1%
	China Construction Bank Corp.	160,823,544	128,863	0.3%
	Industrial & Commercial Bank of China Ltd.	140,442,640	100,612	0.3%
	China Mobile Ltd.	9,464,567	76,916	0.2%
	Bank of China Ltd.	137,464,788	56,056	0.2%
	CNOOC Ltd.	28,495,400	42,408	0.1%
	China Life Insurance Co. Ltd.	13,403,341	34,469	0.1%
	China Petroleum & Chemical Corp.	46,543,284	26,473	0.1%
	Agricultural Bank of China Ltd.	56,028,233	23,056	0.1%
	China Overseas Land & Investment Ltd.	6,895,820	21,760	0.1%
	China Resources Land Ltd.	4,810,214	20,457	0.1%
	PetroChina Co. Ltd.	37,409,234	18,243	0.1%
	PICC Property & Casualty Co. Ltd.	12,152,594	15,379	0.1%
	China Resources Beer Holdings Co. Ltd.	2,825,860	14,488	0.1%
	China Shenhua Energy Co. Ltd.	6,337,388	12,871	0.1%
	CITIC Ltd.	8,924,275	11,740	0.0%
1	Postal Savings Bank of China Co. Ltd.	16,896,000	10,833	0.0%
	China Telecom Corp. Ltd.	24,941,541	10,610	0.0%
	China CITIC Bank Corp. Ltd.	15,453,362	8,958	0.0%
	China Resources Gas Group Ltd.	1,442,547	8,698	0.0%
	Sinopharm Group Co. Ltd.	2,154,503	7,716	0.0%
*	Alibaba Health Information Technology Ltd.	6,739,236	6,783	0.0%
	China Communications Construction Co. Ltd.	8,249,026	6,280	0.0%
1	People’s Insurance Co. Group of China Ltd.	14,748,161	6,212	0.0%
	China Taiping Insurance Holdings Co. Ltd.	2,630,164	5,913	0.0%
1	CGN Power Co. Ltd.	20,834,267	5,411	0.0%
	Dongfeng Motor Group Co. Ltd.	5,090,627	5,106	0.0%
	China Construction Bank Corp. Class A	4,774,600	4,944	0.0%
	CRRC Corp. Ltd.	7,391,053	4,943	0.0%
	Kunlun Energy Co. Ltd.	5,081,523	4,730	0.0%
	China Oilfield Services Ltd.	3,308,300	4,606	0.0%
	China Railway Group Ltd.	7,342,352	4,425	0.0%
	China Resources Cement Holdings Ltd.	4,001,334	4,382	0.0%
	China Resources Power Holdings Co. Ltd.	3,398,409	4,271	0.0%
	China Railway Construction Corp. Ltd.	3,709,245	4,057	0.0%
*	Alibaba Pictures Group Ltd.	23,938,648	3,926	0.0%
	China Merchants Port Holdings Co. Ltd.	2,246,031	3,512	0.0%
1	China Galaxy Securities Co. Ltd.	6,841,777	3,489	0.0%
	Huaneng Renewables Corp. Ltd.	9,063,075	3,460	0.0%
	Zhuzhou CRRC Times Electric Co. Ltd.	927,909	3,443	0.0%
	China Cinda Asset Management Co. Ltd.	16,585,693	3,441	0.0%
	Agricultural Bank of China Ltd. Class A	6,650,600	3,439	0.0%
1	China International Capital Corp. Ltd.	1,873,526	3,416	0.0%
	China Longyuan Power Group Corp. Ltd.	6,120,785	3,307	0.0%
	China State Construction International Holdings Ltd.	3,236,567	2,981	0.0%
	Beijing Capital International Airport Co. Ltd.	3,108,557	2,944	0.0%
1	China Huarong Asset Management Co. Ltd.	19,394,874	2,863	0.0%
	Air China Ltd.	3,242,115	2,862	0.0%
1	China Resources Pharmaceutical Group Ltd.	3,075,000	2,840	0.0%
	China Yangtze Power Co. Ltd. Class A	980,179	2,487	0.0%
	Industrial & Commercial Bank of China Ltd. Class A	2,741,300	2,301	0.0%
	AviChina Industry & Technology Co. Ltd.	4,548,954	2,149	0.0%

9

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	China Reinsurance Group Corp.	12,502,576	2,040	0.0%
	China International Travel Service Corp. Ltd. Class A	156,690	2,010	0.0%
	China Southern Airlines Co. Ltd.	3,139,017	1,932	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd.	6,920,331	1,911	0.0%
	China State Construction Engineering Corp. Ltd. Class A	2,404,700	1,791	0.0%
1	China Railway Signal & Communication Corp. Ltd.	2,800,068	1,672	0.0%
	China Power International Development Ltd.	7,885,691	1,647	0.0%
*	Tencent Music Entertainment Group ADR	111,490	1,543	0.0%
	China Coal Energy Co. Ltd.	3,842,638	1,532	0.0%
*,^,1	China Literature Ltd.	379,000	1,485	0.0%
1	Sinopec Engineering Group Co. Ltd.	2,562,381	1,464	0.0%
*	China Eastern Airlines Corp. Ltd.	2,713,145	1,353	0.0%
	Shanghai Baosight Software Co. Ltd. Class B	731,015	1,320	0.0%
	China Agri-Industries Holdings Ltd.	3,934,447	1,296	0.0%
	Metallurgical Corp. of China Ltd.	5,643,562	1,195	0.0%
	CRRC Corp. Ltd. Class A	1,153,300	1,179	0.0%
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	437,196	1,162	0.0%
	Sinotrans Ltd.	3,559,860	1,047	0.0%
	China CITIC Bank Corp. Ltd. Class A	1,107,835	964	0.0%
	Angang Steel Co. Ltd.	2,668,198	893	0.0%
	Huadian Fuxin Energy Corp. Ltd.	4,384,005	848	0.0%
	Shenwan Hongyuan Group Co. Ltd. Class A	1,152,500	784	0.0%
	China Life Insurance Co. Ltd. Class A	164,300	780	0.0%
	China BlueChemical Ltd.	3,179,895	774	0.0%
	Bank of China Ltd. Class A	1,345,600	707	0.0%
	Baoshan Iron & Steel Co. Ltd. Class A	778,000	641	0.0%
	China Machinery Engineering Corp.	1,583,516	624	0.0%
*	Sinopec Oilfield Service Corp.	5,124,643	548	0.0%
	China Foods Ltd.	1,206,843	496	0.0%
	Zhongjin Gold Corp. Ltd. Class A	374,000	439	0.0%
	Daqin Railway Co. Ltd. Class A	378,800	411	0.0%
	Unisplendour Corp. Ltd. Class A	93,798	391	0.0%
	Grandjoy Holdings Group Co. Ltd. Class A	328,388	358	0.0%
	China National Accord Medicines Corp. Ltd. Class B	96,685	346	0.0%
	Shanghai Electric Power Co. Ltd. Class A	323,400	346	0.0%
	Dongxing Securities Co. Ltd. Class A	220,092	340	0.0%
*	China Merchants Energy Shipping Co. Ltd. Class A	432,764	339	0.0%
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	851,600	334	0.0%
	Offshore Oil Engineering Co. Ltd. Class A	387,100	331	0.0%
	China Shenhua Energy Co. Ltd. Class A	125,156	328	0.0%
*	China Great Wall Securities Co. Ltd. Class A	189,500	320	0.0%
*	CSSC Offshore and Marine Engineering Group Co. Ltd	410,873	310	0.0%
	China National Nuclear Power Co. Ltd. Class A	425,600	306	0.0%
*	China Eastern Airlines Corp. Ltd. Class A	379,600	279	0.0%
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd.Class A	64,800	271	0.0%
*	Shennan Circuits Co. Ltd. Class A	12,599	266	0.0%
	China Petroleum & Chemical Corp. Class A	345,900	241	0.0%
	China Railway Hi-tech Industry Co. Ltd. Class A	166,600	239	0.0%
	China Railway Construction Corp. Ltd. Class A	159,900	213	0.0%
*	Sinopec Oilfield Service Corp. Class A	543,200	171	0.0%
	China Oilfield Services Ltd. Class A	81,000	169	0.0%

10

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Sinochem International Corp. Class A	227,100	162	0.0%
	AVIC Aircraft Co. Ltd. Class A	68,500	146	0.0%
	Tian Di Science & Technology Co. Ltd. Class A	285,500	134	0.0%
	China Coal Energy Co. Ltd. Class A	201,838	134	0.0%
	Power Construction Corp. of China Ltd. Class A	208,600	132	0.0%
*	CSSC Offshore and Marine Engineering Group Co. Ltd Class A (XSSC)	54,300	120	0.0%
	China Galaxy Securities Co. Ltd. Class A	78,200	119	0.0%
	China Southern Airlines Co. Ltd. Class A	115,200	109	0.0%
	FAW CAR Co. Ltd. Class A	89,400	105	0.0%
	China National Medicines Corp. Ltd. Class A	23,000	82	0.0%
	China West Construction Group Co. Ltd. Class A	50,600	79	0.0%
	Guangxi Guiguan Electric Power Co. Ltd. Class A	118,500	75	0.0%
	China Spacesat Co. Ltd. Class A	19,000	56	0.0%
	Heilongjiang Agriculture Co. Ltd. Class A	31,600	43	0.0%
§,1	China—Other †		1,480,306	3.8%
			3,156,105	8.1%

Colombia †			40,543	0.1%

[1]Czech Republic †			14,972	0.0%

Denmark
	Novo Nordisk A/S Class B	2,928,041	161,009	0.4%
1	Denmark—Other †		289,992	0.8%
			451,001	1.2%

Egypt †			17,372	0.0%

Finland †			308,654	0.8%

France
	TOTAL SA	4,254,335	224,922	0.6%
	LVMH Moet Hennessy Louis Vuitton SE	439,773	187,810	0.5%
	Sanofi	1,916,188	176,650	0.4%
	Airbus SE	973,437	139,649	0.3%
1	France—Other †		2,068,977	5.3%
			2,798,008	7.1%
Germany
	SAP SE	1,715,936	227,367	0.6%
	Allianz SE	745,371	182,039	0.5%
	Siemens AG	1,337,836	154,388	0.4%
	Bayer AG	1,650,526	128,043	0.3%
	BASF SE	1,617,288	122,946	0.3%
	adidas AG	345,663	106,855	0.3%
1	Germany—Other †		1,356,606	3.4%
			2,278,244	5.8%

§Greece †			33,601	0.1%

11

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Hong Kong
	AIA Group Ltd.	21,417,652	213,282	0.6%
	BOC Hong Kong Holdings Ltd.	6,420,196	22,057	0.1%
1	BOC Aviation Ltd.	372,300	3,498	0.0%
	Nexteer Automotive Group Ltd.	1,506,000	1,404	0.0%
*,^	MMG Ltd.	3,920,000	816	0.0%
	China Travel International Investment Hong Kong Ltd.	4,667,542	737	0.0%
§,1	Hong Kong—Other †		760,288	1.9%
			1,002,082	2.6%

Hungary †			32,185	0.1%

India
	Nestle India Ltd.	41,964	8,832	0.0%
§,1	India—Other †		973,948	2.5%
			982,780	2.5%

Indonesia †			195,788	0.5%

§Ireland †			63,448	0.2%

Israel †			131,491	0.3%

Italy
	Enel SPA	13,799,991	106,956	0.3%
1	Pirelli & C SPA	774,014	4,475	0.0%
1	Italy—Other †		554,879	1.4%
			666,310	1.7%
Japan
	Toyota Motor Corp.	4,401,891	305,407	0.8%
	Sony Corp.	2,211,890	134,636	0.3%
	Mitsubishi UFJ Financial Group Inc.	21,980,459	113,953	0.3%
	SoftBank Group Corp.	2,861,236	110,061	0.3%
	Chugai Pharmaceutical Co. Ltd.	386,364	32,515	0.1%
	Japan—Other †		6,096,879	15.6%
			6,793,451	17.4%

Kuwait †			75,212	0.2%

Luxembourg †			1,805	0.0%

Malaysia
	Nestle Malaysia Bhd.	106,800	3,696	0.0%
§,1	Malaysia—Other †		232,678	0.6%
			236,374	0.6%

§Malta †			—	0.0%

[1]Mexico †			272,576	0.7%

12

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Netherlands
	ASML Holding NV	707,507	185,450	0.4%
	Unilever NV	2,565,858	151,661	0.4%
1	Netherlands—Other †		620,088	1.6%
			957,199	2.4%

New Zealand †			76,765	0.2%

Norway †			176,819	0.5%

Pakistan †			3,537	0.0%

Peru †			5,814	0.0%

Philippines †			119,921	0.3%

[1]Poland †			87,204	0.2%

Portugal †			41,880	0.1%

Qatar †			108,044	0.3%

Russia †			413,763	1.1%

Saudi Arabia †			182,746	0.5%

Singapore †			354,517	0.9%

South Africa
	Naspers Ltd.	766,758	108,503	0.3%
§,1	South Africa—Other †		401,394	1.0%
			509,897	1.3%
South Korea
	Samsung Electronics Co. Ltd. GDR	197,569	211,199	0.5%
	Samsung Electronics Co. Ltd.	3,324,367	143,679	0.4%
	Samsung Electronics Co. Ltd. Preference Shares	1,423,189	50,097	0.1%
1	South Korea—Other †		786,286	2.0%
			1,191,261	3.0%
Spain
	Banco Santander SA (XMAD)	27,995,980	112,413	0.3%
1	Spain—Other †		621,364	1.6%
			733,777	1.9%

Sweden †			691,787	1.8%

Switzerland
	Nestle SA	5,107,005	546,354	1.4%
	Roche Holding AG	1,243,657	374,286	1.0%
	Novartis AG	3,806,854	332,625	0.8%
	Roche Holding AG (Bearer)	32,987	9,834	0.0%
	Switzerland—Other †		1,083,336	2.8%
			2,346,435	6.0%

13

FTSE All-World ex-US Index Fund

Market	Percentage
Value•	of Net
Shares	($000)	Assets
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,309,905	274,150	0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	15,608,373	152,959	0.4%
Taiwan—Other †	759,135	1.9%
1,186,244	3.0%

Thailand †	306,501	0.8%

Turkey †	58,019	0.1%

United Arab Emirates †	87,308	0.2%

United Kingdom
HSBC Holdings plc	35,754,522	270,130	0.7%
AstraZeneca plc	2,319,784	226,220	0.6%
Royal Dutch Shell plc Class A	7,765,917	225,120	0.6%
BP plc	35,113,779	222,670	0.5%
GlaxoSmithKline plc	8,656,649	198,281	0.5%
Royal Dutch Shell plc Class B	6,426,959	185,096	0.5%
Diageo plc	4,122,967	168,758	0.4%
British American Tobacco plc	4,029,369	140,931	0.3%
Unilever plc	1,920,597	115,004	0.3%
1	United Kingdom—Other †	2,572,566	6.6%
4,324,776	11.0%
Total Common Stocks (Cost $34,081,164)	38,948,309	99.5%[2]
Corporate Bonds (Cost $43) †	45	0.0%

	Coupon
Temporary Cash Investments
Money Market Fund
3,4	Vanguard Market Liquidity Fund	1.984%	3,400,843	340,119	0.9%

5U.S. Government and Agency Obligations †				17,976	0.0%
Total Temporary Cash Investments (Cost $358,051)				358,095	0.9%[2]
Total Investments (Cost $34,439,258)				39,306,449	100.4%

14

FTSE All-World ex-US Index Fund

		Percentage
	Amount	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	1,781
Receivables for Accrued Income	148,432
Receivables for Capital Shares Issued	3,491
Variation Margin Receivable—Futures Contracts	270
Unrealized Appreciation—Forward Currency Contracts	3,192
Other Assets	94,373
Total Other Assets	251,539	0.6%
Liabilities
Payables for Investment Securities Purchased	(2,344)
Collateral for Securities on Loan	(339,962)
Payables for Capital Shares Redeemed	(29,313)
Payables to Vanguard	(7,641)
Variation Margin Payable—Futures Contracts	(1,229)
Unrealized Depreciation—Forward Currency Contracts	(550)
Other Liabilities	(23,505)
Total Liabilities	(404,544)	(1.0%	)
Net Assets	39,153,444	100.0%

At October 31, 2019, net assets consisted of:

Amount ($000)
Paid-in Capital	36,228,473
Total Distributable Earnings (Loss)	2,924,971
Net Assets	39,153,444

Investor Shares—Net Assets
Applicable to 85,837 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,747
Net Asset Value Per Share—Investor Shares	$20.35

ETF Shares—Net Assets
Applicable to 477,900,945 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	24,651,560
Net Asset Value Per Share—ETF Shares	$51.58

Admiral Shares—Net Assets
Applicable to 209,509,177 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,716,831
Net Asset Value Per Share—Admiral Shares	$32.06

15

FTSE All-World ex-US Index Fund

Amount ($000)
Institutional Shares—Net Assets
Applicable to 49,102,677 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,990,634
Net Asset Value Per Share—Institutional Shares	$101.64

Institutional Plus Shares—Net Assets
Applicable to 25,946,601 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,792,672
Net Asset Value Per Share—Institutional Plus Shares	$107.63

•    See Note A in Notes to Financial Statements.

*     Non-income-producing security.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $264,324,000.

§   Certain of the fund’s securities are valued using significant unobservable inputs.

†   Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1   Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2019, the aggregate value of these securities was $564,429,000, representing 1.4% of net assets.

2   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 0.3%, respectively, of net assets.

3   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4   Collateral of $339,962,000 was received for securities on loan.

5   Securities with a value of $12,278,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation )
Long Futures Contracts
MSCI Emerging Markets Index	December 2019	1,796		93,518	2,059
Topix Index	December 2019	317		48,978	2,961
Dow Jones EURO STOXX 50 Index	December 2019	1,117		44,961	1,360
FTSE 100 Index	December 2019	255		23,935	(96)
E-mini S&P 500 Index	December 2019	122		18,518	209
S&P ASX 200 Index	December 2019	146		16,705	(93)
					6,400

16

FTSE All-World ex-US Index Fund

Forward Currency Contracts
	Contract Settlement Date					Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
		Contract Amount (000)
Counterparty			Receive		Deliver
Bank of America, N.A.	12/16/19	JPY	7,569,453	USD	70,441	—	(125)
Bank of America, N.A.	12/24/19	EUR	30,630	USD	33,954	347	—
Royal Bank of Canada	12/16/19	JPY	1,707,980	USD	15,969	—	(103)
Bank of America, N.A.	12/24/19	GBP	11,155	USD	13,903	575	—
UBS AG	12/24/19	EUR	10,871	USD	11,975	198	—
Royal Bank of Canada	12/24/19	EUR	9,012	USD	9,903	189	—
Goldman Sachs International	12/16/19	JPY	928,290	USD	8,661	—	(38)
Deutsche Bank AG	12/24/19	EUR	7,290	USD	8,027	137	—
Citibank, N.A.	12/23/19	AUD	10,701	USD	7,246	142	—
Toronto-Dominion Bank	12/24/19	GBP	5,584	USD	6,922	326	—
Royal Bank of Canada	12/24/19	GBP	4,783	USD	5,912	297	—
Royal Bank of Canada	12/23/19	AUD	6,802	USD	4,600	95	—
Toronto-Dominion Bank	12/24/19	AUD	6,660	USD	4,578	20	—
UBS AG	12/24/19	GBP	2,579	USD	3,160	188	—
BNP Paribas	12/30/19	USD	69,155	JPY	7,397,831	346	—
Royal Bank of Canada	12/16/19	USD	46,110	JPY	4,928,000	332	—
JPMorgan Chase Bank, N.A.	12/24/19	USD	17,304	EUR	15,638	—	(207)
Royal Bank of Canada	12/24/19	USD	1,914	GBP	1,534	—	(77)
						3,192	(550)

AUD—Australian dollar.

EUR—Euro.

GBP—British pound.

JPY—Japanese yen.

USD—U.S. dollar.

At October 31, 2019, the counterparties had deposited in segregated accounts securities with a value of $1,425,000 and cash of $510,000 in connection with open forward currency contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

17

FTSE All-World ex-US Index Fund

Statement of Operations

Year Ended
October 31, 2019
($000)
Investment Income
Income
Dividends[1]	1,239,812
Interest[2]	3,514
Securities Lending—Net	14,347
Total Income	1,257,673
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,468
Management and Administrative—Investor Shares	510
Management and Administrative—ETF Shares	12,670
Management and Administrative—Admiral Shares	5,227
Management and Administrative—Institutional Shares	2,879
Management and Administrative—Institutional Plus Shares	1,063
Marketing and Distribution—Investor Shares	44
Marketing and Distribution—ETF Shares	949
Marketing and Distribution—Admiral Shares	396
Marketing and Distribution—Institutional Shares	191
Marketing and Distribution—Institutional Plus Shares	34
Custodian Fees	3,433
Auditing Fees	48
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—ETF Shares	399
Shareholders’ Reports—Admiral Shares	40
Shareholders’ Reports—Institutional Shares	14
Shareholders’ Reports—Institutional Plus Shares	7
Trustees’ Fees and Expenses	16
Total Expenses	31,396
Net Investment Income	1,226,277
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(69,012)
Futures Contracts	(23,506)
Forward Currency Contracts	(6,551)
Foreign Currencies	(4,653)
Realized Net Gain (Loss)	(103,722)

18

FTSE All-World ex-US Index Fund

Statement of Operations (continued)
Year Ended October 31, 2019
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	2,969,772
Futures Contracts	18,018
Forward Currency Contracts	8,198
Foreign Currencies	2,517
Change in Unrealized Appreciation (Depreciation)	2,998,505
Net Increase (Decrease) in Net Assets Resulting from Operations	4,121,060

1   Dividends are net of foreign withholding taxes of $120,873,000.

2   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated companies of the fund were $2,942,000, $96,000, and $18,000, respectively.

3   Includes $420,361,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

4   The change in unrealized appreciation (depreciation) is net of deferred foreign capital gains taxes of $1,540,000.

See accompanying Notes, which are an integral part of the Financial Statements.

19

FTSE All-World ex-US Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,226,277	1,098,042
Realized Net Gain (Loss)	(103,722)	(324,877)
Change in Unrealized Appreciation (Depreciation)	2,998,505	(3,971,407)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,121,060	(3,198,242)
Distributions
Net Investment Income
Investor Shares	(9,798)	(16,991)
ETF Shares	(710,146)	(648,509)
Admiral Shares	(191,012)	(163,922)
Institutional Shares	(154,643)	(148,701)
Institutional Plus Shares	(81,690)	(81,861)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(1,147,289)	(1,059,984)
Capital Share Transactions
Investor Shares	(574,323)	(8,197)
ETF Shares	1,455,312	2,341,008
Admiral Shares	750,883	837,853
Institutional Shares	(117,972)	(248,430)
Institutional Plus Shares	(4,513)	165,410
Net Increase (Decrease) from Capital Share Transactions	1,509,387	3,087,644
Total Increase (Decrease)	4,483,158	(1,170,582)
Net Assets
Beginning of Period	34,670,286	35,840,868
End of Period	39,153,444	34,670,286

See accompanying Notes, which are an integral part of the Financial Statements.

20

FTSE All-World ex-US Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$18.85	$21.17	$17.59	$17.92	$19.40
Investment Operations
Net Investment Income	.577[1]	.593[1]	.520[1]	.494	.502
Net Realized and Unrealized Gain (Loss) on Investments	1.502	(2.342)	3.573	(.341)	(1.484)
Total from Investment Operations	2.079	(1.749)	4.093	.153	(.982)
Distributions
Dividends from Net Investment Income	(.579)	(.571)	(.513)	(.483)	(.498)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.579)	(.571)	(.513)	(.483)	(.498)
Net Asset Value, End of Period	$20.35	$18.85	$21.17	$17.59	$17.92

Total Return[2]	11.29%	-8.49%	23.62%	0.98%	-5.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2	$557	$634	$530	$565
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.23%	0.23%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.98%	2.80%	2.70%	2.89%	2.70%
Portfolio Turnover Rate[3]	4%	6%	4%	5%	3%

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

FTSE All-World ex-US Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$47.79	$53.65	$44.60	$45.41	$49.17
Investment Operations
Net Investment Income	1.629[1]	1.557[1]	1.379[1]	1.304	1.335
Net Realized and Unrealized Gain (Loss) on Investments	3.692	(5.911)	9.038	(.846)	(3.769)
Total from Investment Operations	5.321	(4.354)	10.417	.458	(2.434)
Distributions
Dividends from Net Investment Income	(1.531)	(1.506)	(1.367)	(1.268)	(1.326)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.531)	(1.506)	(1.367)	(1.268)	(1.326)
Net Asset Value, End of Period	$51.58	$47.79	$53.65	$44.60	$45.41

Total Return	11.42%	-8.37%	23.73%	1.17%	-5.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,652	$21,348	$21,640	$13,983	$13,525
Ratio of Total Expenses to Average Net Assets	0.08%	0.09%	0.11%	0.11%	0.13%
Ratio of Net Investment Income to Average Net Assets	3.30%	2.91%	2.82%	3.01%	2.83%
Portfolio Turnover Rate[2]	4%	6%	4%	5%	3%

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

FTSE All-World ex-US Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$29.70	$33.35	$27.72	$28.23	$30.57
Investment Operations
Net Investment Income	1.010[1]	.969[1]	.855[1]	.811	.832
Net Realized and Unrealized Gain (Loss) on Investments	2.289	(3.682)	5.625	(.532)	(2.346)
Total from Investment Operations	3.299	(2.713)	6.480	.279	(1.514)
Distributions
Dividends from Net Investment Income	(.939)	(.937)	(.850)	(.789)	(.826)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.939)	(.937)	(.850)	(.789)	(.826)
Net Asset Value, End of Period	$32.06	$29.70	$33.35	$27.72	$28.23

Total Return[2]	11.38%	-8.37%	23.75%	1.13%	-5.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,717	$5,458	$5,304	$3,635	$3,163
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.13%
Ratio of Net Investment Income to Average Net Assets	3.29%	2.89%	2.82%	3.01%	2.83%
Portfolio Turnover Rate[3]	4%	6%	4%	5%	3%

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$94.16	$105.72	$87.88	$89.48	$96.89
Investment Operations
Net Investment Income	3.224[1]	3.046[1]	2.703[1]	2.577	2.651
Net Realized and Unrealized Gain (Loss) on Investments	7.271	(11.621)	17.838	(1.669)	(7.429)
Total from Investment Operations	10.495	(8.575)	20.541	.908	(4.778)
Distributions
Dividends from Net Investment Income	(3.015)	(2.985)	(2.701)	(2.508)	(2.632)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.015)	(2.985)	(2.701)	(2.508)	(2.632)
Net Asset Value, End of Period	$101.64	$94.16	$105.72	$87.88	$89.48

Total Return	11.42%	-8.35%	23.74%	1.15%	-5.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,991	$4,719	$5,532	$4,424	$4,501
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.10%	0.10%	0.11%
Ratio of Net Investment Income to Average Net Assets	3.31%	2.92%	2.83%	3.02%	2.85%
Portfolio Turnover Rate[2]	4%	6%	4%	5%	3%

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$99.71	$111.96	$93.06	$94.75	$102.60
Investment Operations
Net Investment Income	3.403[1]	3.336[1]	2.863[1]	2.754	2.829
Net Realized and Unrealized Gain (Loss) on Investments	7.725	(12.397)	18.928	(1.767)	(7.869)
Total from Investment Operations	11.128	(9.061)	21.791	.987	(5.040)
Distributions
Dividends from Net Investment Income	(3.208)	(3.189)	(2.891)	(2.677)	(2.810)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.208)	(3.189)	(2.891)	(2.677)	(2.810)
Net Asset Value, End of Period	$107.63	$99.71	$111.96	$93.06	$94.75

Total Return	11.43%	-8.33%	23.79%	1.18%	-5.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,793	$2,588	$2,731	$2,222	$2,628
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.07%	0.07%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.30%	2.94%	2.86%	3.05%	2.87%
Portfolio Turnover Rate[2]	4%	6%	4%	5%	3%

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

FTSE All-World ex-US Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.           The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers

26

FTSE All-World ex-US Index Fund

and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended October 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

27

FTSE All-World ex-US Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during

28

FTSE All-World ex-US Index Fund

the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.           In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2019, the fund had contributed to Vanguard capital in the amount of $1,781,000, representing less than 0.01% of the fund’s net assets and 0.71% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

29

FTSE All-World ex-US Index Fund

The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	3,437,222	88,704	—
Common Stocks—Other	1,222,973	34,198,073	1,337
Corporate Bonds	—	45	—
Temporary Cash Investments	340,119	17,976	—
Futures Contracts—Assets[1]	270	—	—
Futures Contracts—Liabilities[1]	(1,229)	—	—
Forward Currency Contracts—Assets	—	3,192	—
Forward Currency Contracts—Liabilities	—	(550)	—
Total	4,999,355	34,307,440	1,337

1   Represents variation margin on the last day of the reporting period.

D.   At October 31, 2019, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	270	—	270
Unrealized Appreciation—Forward Currency Contracts	—	3,192	3,192
Total Assets	270	3,192	3,462

Variation Margin Payable—Futures Contracts	(1,229)	—	(1,229)
Unrealized Depreciation—Forward Currency Contracts	—	(550)	(550)
Total Liabilities	(1,229)	(550)	(1,779)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2019, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(23,506)	—	(23,506)
Forward Currency Contracts	—	(6,551)	(6,551)
Realized Net Gain (Loss) on Derivatives	(23,506)	(6,551)	(30,057)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	18,018	—	18,018
Forward Currency Contracts	—	8,198	8,198
Change in Unrealized Appreciation (Depreciation) on Derivatives	18,018	8,198	26,216

30

FTSE All-World ex-US Index Fund

E.   Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, the expiration of capital loss carryforwards, foreign currency transactions and passive foreign investment companies were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	341,131
Total Distributable Earnings (Loss)	(341,131)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales; the realization of unrealized gains or losses on certain futures contracts; and unrealized gains on passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	323,300
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(2,125,627)
Net Unrealized Gains (Losses)	4,733,294

As of October 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	34,575,420
Gross Unrealized Appreciation	9,433,860
Gross Unrealized Depreciation	(4,699,963)
Net Unrealized Appreciation (Depreciation)	4,733,897

F.   During the year ended October 31, 2019, the fund purchased $4,374,720,000 of investment securities and sold $2,607,315,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,699,566,000 and $974,263,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

31

FTSE All-World ex-US Index Fund

G.          Capital share transactions for each class of shares were:

			Year Ended October 31,
	2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	129,887	6,537	180,096	8,517
Issued in Lieu of Cash Distributions	9,382	507	16,330	785
Redeemed[1]	(713,592)	(36,523)	(204,623)	(9,700)
Net Increase (Decrease)—Investor Shares	(574,323)	(29,479)	(8,197)	(398)
ETF Shares
Issued	2,537,364	53,371	2,468,809	45,799
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,082,052)	(22,200)	(127,801)	(2,400)
Net Increase (Decrease)—ETF Shares	1,455,312	31,171	2,341,008	43,399
Admiral Shares
Issued[1]	2,877,937	96,476	1,684,175	50,462
Issued in Lieu of Cash Distributions	154,603	5,172	137,578	4,203
Redeemed	(2,281,657)	(75,922)	(983,900)	(29,911)
Net Increase (Decrease)—Admiral Shares	750,883	25,726	837,853	24,754
Institutional Shares
Issued	1,269,059	13,204	1,143,356	10,929
Issued in Lieu of Cash Distributions	140,949	1,488	133,291	1,283
Redeemed	(1,527,980)	(15,711)	(1,525,077)	(14,417)
Net Increase (Decrease)—Institutional Shares	(117,972)	(1,019)	(248,430)	(2,205)
Institutional Plus Shares
Issued	379,098	3,610	836,366	7,382
Issued in Lieu of Cash Distributions	76,864	766	72,324	659
Redeemed	(460,475)	(4,381)	(743,280)	(6,486)
Net Increase (Decrease)—Institutional Plus Shares	(4,513)	(5)	165,410	1,555

1   In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 17,502,000 and 11,111,000 shares, respectively, in the amount of $348,707,000 from the conversion during the year ended October 31, 2019.

H.   Effective at the close of business on November 7, 2019, the remaining Investor Shares were converted to Admiral Shares.

Management has determined that no other events or transactions occurred subsequent to October 31, 2019, that would require recognition or disclosure in these financial statements.

32

FTSE All-World ex-US Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2009, Through October 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
FTSE All-World ex-US Small-Cap Index Fund Investor Shares	8.16%	3.93%	5.94%	$17,806
FTSE Global Small Cap ex US Index	8.12	4.02	6.00	17,917
FTSE Global All Cap ex US Index	11.18	4.15	5.35	16,834

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
FTSE All-World ex-US Small-Cap Index Fund ETF Shares Net Asset Value	8.28%	4.06%	6.11%	$18,100
FTSE All-World ex-US Small-Cap Index Fund ETF Shares Market Price	8.17	3.87	6.10	18,080
FTSE Global Small Cap ex US Index	8.12	4.02	6.00	17,917
FTSE Global All Cap ex US Index	11.18	4.15	5.35	16,834

See Financial Highlights for dividend and capital gains information.

33

FTSE All-World ex-US Small-Cap Index Fund

	Total Returns
	Period Ended October 31, 2019
	Since	Final Value
	Inception	of a $10,000
	(2/7/2019)	Investment
FTSE All-World ex-US Small-Cap Index Fund Admiral Shares	6.08%	$10,608
FTSE Global Small Cap ex US Index	5.90	10,590
FTSE Global All Cap ex US Index	8.03	10,803

“Since Inception” performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard(s).

	Average Annual Total Returns
	Periods Ended October 31, 2019
				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
FTSE All-World ex-US Small-Cap Index Fund Institutional Shares	8.26%	4.07%	6.13%	$9,061,766
FTSE Global Small Cap ex US Index	8.12	4.02	6.00	8,958,303
FTSE Global All Cap ex US Index	11.18	4.15	5.35	8,417,209

Cumulative Returns of ETF Shares: October 31, 2009, Through October 31, 2019

	One	Five	Ten
	Year	Years	Years
FTSE All-World ex-US Small-Cap Index Fund ETF Shares Market Price	8.17%	20.92%	80.80%
FTSE All-World ex-US Small-Cap Index Fund ETF Shares Net Asset Value	8.28	22.02	81.00
FTSE Global Small Cap ex US Index	8.12	21.78	79.17

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

34

FTSE All-World ex-US Small-Cap Index Fund

Sector Diversification

As of October 31, 2019

Basic Materials	9.0%
Consumer Goods	10.6
Consumer Services	11.7
Financials	22.3
Health Care	5.6
Industrials	23.0
Oil & Gas	3.4
Technology	10.0
Telecommunications	1.1
Utilities	3.3

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

35

FTSE All-World ex-US Small-Cap Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of October 31, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
§,1Australia †			298,614	4.5%

§,1Austria †			52,470	0.8%

Belgium
	Cofinimmo SA	71,963	10,647	0.1%
	Belgium—Other †		91,069	1.4%
			101,716	1.5%

[1]Brazil †			98,830	1.5%

Canada
	Open Text Corp.	719,302	29,065	0.4%
^	Emera Inc.	667,227	27,624	0.4%
^	Kirkland Lake Gold Ltd.	519,186	24,381	0.4%
	Algonquin Power & Utilities Corp.	1,364,514	18,741	0.3%
	CAE Inc.	742,753	18,627	0.3%
	Canadian Apartment Properties REIT	445,100	18,533	0.3%
	WSP Global Inc.	291,299	18,176	0.3%
	CCL Industries Inc. Class B	410,208	16,884	0.3%
*	Kinross Gold Corp.	3,456,744	16,797	0.3%
	First Quantum Minerals Ltd.	1,900,397	16,059	0.2%
	Gildan Activewear Inc.	559,483	14,294	0.2%
	iA Financial Corp. Inc.	296,113	14,260	0.2%
	Keyera Corp.	590,410	13,686	0.2%
	H&R REIT	799,090	13,517	0.2%
^	Parkland Fuel Corp.	405,180	13,459	0.2%
	Onex Corp.	228,904	13,457	0.2%
	TMX Group Ltd.	153,094	13,376	0.2%
^	Allied Properties REIT	324,568	13,204	0.2%
*	Air Canada Class B	367,294	13,079	0.2%

36

FTSE All-World ex-US Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Empire Co. Ltd.	475,946	12,637	0.2%
	Ritchie Bros Auctioneers Inc.	299,887	12,338	0.2%
	Toromont Industries Ltd.	217,933	11,253	0.2%
^	AltaGas Ltd.	757,257	11,016	0.2%
	Element Fleet Management Corp.	1,208,173	10,274	0.2%
	Cameco Corp.	1,111,082	9,921	0.1%
*	B2Gold Corp.	2,754,376	9,682	0.1%
	Pan American Silver Corp.	567,821	9,644	0.1%
	Yamana Gold Inc.	2,634,631	9,622	0.1%
§	Canada—Other †		506,844	7.6%
			930,450	14.0%

	Chile †		12,864	0.2%

	§,1China †		255,473	3.9%

	Colombia †		4,124	0.1%

	Czech Republic †		717	0.0%

	Denmark
	Royal Unibrew A/S	136,840	11,226	0.2%
	SimCorp A/S	110,199	9,860	0.1%
§,1	Denmark—Other †		45,760	0.7%
			66,846	1.0%

	§Egypt †		7,770	0.1%

	Finland †		55,169	0.8%

	France
	Altran Technologies SA	647,953	10,302	0.1%
§,1	France—Other †		123,374	1.9%
			133,676	2.0%
	Germany
*	MorphoSys AG	88,305	9,639	0.1%
1	Germany—Other †		242,141	3.7%
			251,780	3.8%

	Greece †		12,890	0.2%

	§,1Hong Kong †		77,960	1.2%

	Hungary †		775	0.0%

	§,1India †		162,645	2.5%

	Indonesia †		43,411	0.7%

	Ireland †		19,758	0.3%

	Israel †		38,775	0.6%

37

FTSE All-World ex-US Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	[1]Italy †		129,519	2.0%

	Japan †		1,043,829	15.8%

	Kuwait †		8,901	0.1%

	[1]Malaysia †		55,612	0.8%

	[1]Mexico †		34,692	0.5%

	Netherlands
	ASM International NV	135,462	13,658	0.2%
	IMCD NV	147,036	11,481	0.2%
§,1	Netherlands—Other †		82,269	1.2%
			107,408	1.6%

	New Zealand †		51,967	0.8%

	§,1Norway †		97,856	1.5%

	Pakistan †		12,940	0.2%

	§,1Philippines †		22,903	0.3%

	§,1Poland †		32,041	0.5%

	Portugal †		22,223	0.3%

	Qatar †		2,184	0.0%

	[1]Russia †		7,477	0.1%

	Saudi Arabia †		19,152	0.3%

	§Singapore †		72,471	1.1%

	§South Africa †		36,402	0.5%

	§,1South Korea †		260,126	3.9%

	§,1Spain †		89,973	1.4%

	Sweden
	Fabege AB	737,841	11,019	0.2%
	Getinge AB	622,832	10,648	0.2%
1	Sweden—Other †		233,556	3.5%
			255,223	3.9%
	Switzerland
1	VAT Group AG	71,557	10,521	0.2%
*	ams AG	217,167	9,758	0.1%
^	BB Biotech AG	155,988	9,720	0.1%
§,1	Switzerland—Other †		191,127	2.9%
			221,126	3.3%

38

FTSE All-World ex-US Small-Cap Index Fund

				Market	Percentage
				Value•	of Net
			Shares	($000)	Assets
	Taiwan
	Win Semiconductors Corp.		1,123,969	11,699	0.2%
§	Taiwan—Other †			468,993	7.1%
				480,692	7.3%

	§Thailand †			101,033	1.5%

	§,1Turkey †			22,400	0.3%

	§United Arab Emirates †			5,106	0.1%

	United Kingdom
	Intermediate Capital Group plc		772,749	14,872	0.2%
	UNITE Group plc		795,666	11,589	0.2%
	HomeServe plc		760,839	11,428	0.2%
	BBA Aviation plc		2,886,151	11,355	0.2%
	Beazley plc		1,453,666	11,048	0.2%
	Electrocomponents plc		1,238,572	10,928	0.2%
	Tullow Oil plc		3,889,950	10,395	0.2%
	SSP Group plc		1,222,622	10,082	0.1%
	Spectris plc		322,577	10,000	0.1%
§,1	United Kingdom—Other †			643,827	9.7%
				745,524	11.3%
	Total Common Stocks (Cost $6,768,243)			6,565,493	99.1%[2]

		Coupon
	Temporary Cash Investments
	Money Market Fund
3,4	Vanguard Market Liquidity Fund	1.984%	3,809,948	381,033	5.7%

	5U.S. Government and Agency Obligations †			4,599	0.1%
	Total Temporary Cash Investments (Cost $385,592)			385,632	5.8%[2]
	Total Investments (Cost $7,153,835)			6,951,125	104.9%
	Other Assets and Liabilities
	Other Assets[3]			49,077	0.8%
	Liabilities[3]			(375,480)	(5.7%)
				(326,403)	(4.9%)
	Net Assets			6,624,722	100.0%

39

FTSE All-World ex-US Small-Cap Index Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	6,570,092
Affiliated Issuers	381,033
Total Investments in Securities	6,951,125
Investment in Vanguard	299
Receivables for Investment Securities Sold	9,496
Receivables for Accrued Income	17,058
Receivables for Capital Shares Issued	377
Variation Margin Receivable—Futures Contracts	46
Unrealized Appreciation—Forward Currency Contracts	100
Other Assets[3]	21,701
Total Assets	7,000,202
Liabilities
Payables for Investment Securities Purchased	560
Collateral for Securities on Loan	373,069
Payables for Capital Shares Redeemed	484
Payables to Vanguard	1,142
Variation Margin Payable—Futures Contracts	206
Unrealized Depreciation—Forward Currency Contracts	19
Total Liabilities	375,480
Net Assets	6,624,722

At October 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	6,973,202
Total Distributable Earnings (Loss)	(348,480)
Net Assets	6,624,722

Investor Shares—Net Assets
Applicable to 28,740 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,162
Net Asset Value Per Share—Investor Shares[6]	$40.42

ETF Shares—Net Assets
Applicable to 50,966,803 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,400,228
Net Asset Value Per Share—ETF Shares	$105.96

Admiral Shares—Net Assets
Applicable to 37,514,524 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	981,427
Net Asset Value Per Share—Admiral Shares	$26.16

40

FTSE All-World ex-US Small-Cap Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 1,194,805 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	241,905
Net Asset Value Per Share—Institutional Shares	$202.46

•   See Note A in Notes to Financial Statements.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $347,718,000.

*     Non-income-producing security.

†   Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

§   Certain of the fund’s securities are valued determined using significant unobservable inputs.

1   Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2019, the aggregate value of these securities was $269,616,000, representing 4.1% of net assets.

2   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 4.9%, respectively, of net assets.

3   Collateral of $373,069,000 was received for securities on loan, of which $372,511,000 is held in Vanguard Market Liquidity Fund and $558,000 is held in cash.

4   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

5   Securities with a value of $3,549,000 have been segregated as initial margin for open futures contracts.

6   Financial statement balances are displayed in thousands. Actual net assets as of October 31, 2019 were $1,161,541.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
MSCI Emerging Markets Index	December 2019	299		15,569	620
Topix Index	December 2019	99		15,296	590
E-mini Russell 2000 Index	December 2019	172		13,445	277
Dow Jones EURO STOXX 50 Index	December 2019	333		13,404	279
					1,766

41

FTSE All-World ex-US Small-Cap Index Fund

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation )
Counterparty	Date	Receive		Deliver		($000)	($000)
Bank of America, N.A.	12/16/19	JPY	1,190,538	USD	11,079	—	(19)
Bank of America, N.A.	12/24/19	EUR	8,364	USD	9,271	94	—
Goldman Sachs International	12/16/19	USD	7,437	JPY	800,000	6	—
						100	(19)

EUR—Euro.

JPY—Japanese yen.

USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

42

FTSE All-World ex-US Small-Cap Index Fund

Statement of Operations

Year Ended
October 31, 2019
($000)
Investment Income
Income
Dividends[1]	168,371
Interest[2]	730
Securities Lending—Net	18,543
Total Income	187,644
Expenses
The Vanguard Group—Note B
Investment Advisory Services	957
Management and Administrative—Investor Shares	813
Management and Administrative—ETF Shares	3,601
Management and Administrative—Admiral Shares	557
Management and Administrative—Institutional Shares	167
Marketing and Distribution—Investor Shares	64
Marketing and Distribution—ETF Shares	283
Marketing and Distribution—Admiral Shares	13
Marketing and Distribution—Institutional Shares	8
Custodian Fees	938
Auditing Fees	44
Shareholders’ Reports—Investor Shares	6
Shareholders’ Reports—ETF Shares	303
Shareholders’ Reports—Admiral Shares	—
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	3
Total Expenses	7,757
Net Investment Income	179,887
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	96,111
Futures Contracts	(3,870)
Forward Currency Contracts	(579)
Foreign Currencies	(652)
Realized Net Gain (Loss)	91,010

43

FTSE All-World ex-US Small-Cap Index Fund

Statement of Operations (continued)

Year Ended
October 31, 2019
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	260,964
Futures Contracts	4,324
Forward Currency Contracts	339
Foreign Currencies	138
Change in Unrealized Appreciation (Depreciation)	265,765
Net Increase (Decrease) in Net Assets Resulting from Operations	536,662

1   Dividends are net of foreign withholding taxes of $19,109,000.

2   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $565,000, $12,000, and $30,000, respectively. Purchases and sales are for temporary cash investment purposes.

3   Includes $141,476,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

44

FTSE All-World ex-US Small-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	179,887	160,457
Realized Net Gain (Loss)	91,010	198,737
Change in Unrealized Appreciation (Depreciation)	265,765	(1,132,534)
Net Increase (Decrease) in Net Assets Resulting from Operations	536,662	(773,340)
Distributions
Net Investment Income
Investor Shares	(14,952)	(22,105)
ETF Shares	(156,732)	(131,769)
Admiral Shares	(10,430)	—
Institutional Shares	(6,284)	(6,194)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(188,398)	(160,068)
Capital Share Transactions
Investor Shares	(835,258)	117,909
ETF Shares	105,084	1,220,600
Admiral Shares	963,051	—
Institutional Shares	27,779	4,805
Net Increase (Decrease) from Capital Share Transactions	260,656	1,343,314
Total Increase (Decrease)	608,920	409,906
Net Assets
Beginning of Period	6,015,802	5,605,896
End of Period	6,624,722	6,015,802

See accompanying Notes, which are an integral part of the Financial Statements.

45

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$38.50	$44.36	$36.74	$36.27	$38.10
Investment Operations
Net Investment Income	.958 [1]	1.115 [1]	.965 [1]	.933	.887
Net Realized and Unrealized Gain (Loss) on Investments	2.064	(5.832)	7.684	.461	(1.769)
Total from Investment Operations	3.022	(4.717)	8.649	1.394	(.882)
Distributions
Dividends from Net Investment Income	(1.102)	(1.143)	(1.029)	(.924)	(.948)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.102)	(1.143)	(1.029)	(.924)	(.948)
Net Asset Value, End of Period	$40.42	$38.50	$44.36	$36.74	$36.27

Total Return[2]	8.16%	-10.95%	24.02%	3.95%	-2.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1	$804	$812	$520	$446
Ratio of Total Expenses to Average Net Assets	0.22%	0.22%	0.25%	0.27%	0.31%
Ratio of Net Investment Income to Average Net Assets	2.47%	2.50%	2.40%	2.63%	2.41%
Portfolio Turnover Rate[3]	17%	15%	14%	14%	9%

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

46

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$100.93	$116.30	$96.34	$95.09	$99.89
Investment Operations
Net Investment Income	2.871 [1]	3.019 [1]	2.650 [1]	2.574	2.461
Net Realized and Unrealized Gain (Loss) on Investments	5.156	(15.269)	20.140	1.216	(4.634)
Total from Investment Operations	8.027	(12.250)	22.790	3.790	(2.173)
Distributions
Dividends from Net Investment Income	(2.997)	(3.120)	(2.830)	(2.540)	(2.627)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.997)	(3.120)	(2.830)	(2.540)	(2.627)
Net Asset Value, End of Period	$105.96	$100.93	$116.30	$96.34	$95.09

Total Return	8.28%	-10.87%	24.16%	4.11%	-2.19%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,400	$5,009	$4,568	$2,652	$2,407
Ratio of Total Expenses to Average Net Assets	0.11%	0.12%	0.13%	0.13%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.80%	2.60%	2.52%	2.77%	2.55%
Portfolio Turnover Rate[2]	17%	15%	14%	14%	9%

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

47

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Admiral Shares

February 7, 2019[1] to
For a Share Outstanding Throughout the Period	October 31, 2019
Net Asset Value, Beginning of Period	$25.00
Investment Operations
Net Investment Income[2]	.572
Net Realized and Unrealized Gain (Loss) on Investments	.935
Total from Investment Operations	1.507
Distributions
Dividends from Net Investment Income	(.347)
Distributions from Realized Capital Gains	—
Total Distributions	(.347)
Net Asset Value, End of Period	$26.16

Total Return[3]	6.08%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$981
Ratio of Total Expenses to Average Net Assets	0.16%[4]
Ratio of Net Investment Income to Average Net Assets	3.07%[4]
Portfolio Turnover Rate[5]	17%[6]

1   Inception.

2   Calculated based on average shares outstanding.

3   Total return does not include account service fees that may have applied in the period shown. Fund prospectuses provide information about any applicable account service fees.

4   Annualized.

5   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

6   Reflects the fund’s portfolio turnover for the fiscal year ended October 31, 2019.

See accompanying Notes, which are an integral part of the Financial Statements.

48

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$192.87	$222.24	$184.07	$181.69	$190.87
Investment Operations
Net Investment Income	5.500 [1]	5.748 [1]	5.044 [1]	4.937	4.756
Net Realized and Unrealized Gain (Loss) on Investments	9.824	(29.138)	38.536	2.326	(8.864)
Total from Investment Operations	15.324	(23.390)	43.580	7.263	(4.108)
Distributions
Dividends from Net Investment Income	(5.734)	(5.980)	(5.410)	(4.883)	(5.072)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(5.734)	(5.980)	(5.410)	(4.883)	(5.072)
Net Asset Value, End of Period	$202.46	$192.87	$222.24	$184.07	$181.69

Total Return	8.26%	-10.85%	24.18%	4.11%	-2.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$242	$203	$226	$175	$164
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.12%	0.12%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.81%	2.61%	2.53%	2.78%	2.57%
Portfolio Turnover Rate[2]	17%	15%	14%	14%	9%

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

49

FTSE All-World ex-US Small-Cap Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares were issued on February 7, 2019.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the

50

FTSE All-World ex-US Small-Cap Index Fund

fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended October 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

51

FTSE All-World ex-US Small-Cap Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

52

FTSE All-World ex-US Small-Cap Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2019, the fund had contributed to Vanguard capital in the amount of $299,000, representing less than 0.01% of the fund’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	1,067,764	12,864	332
Common Stocks—Other	31,717	5,443,935	8,881
Temporary Cash Investments	381,033	4,599	—
Futures Contracts—Assets[1]	46	—	—
Futures Contracts—Liabilities[1]	(206)	—	—
Forward Currency Contracts—Assets	—	100	—
Forward Currency Contracts—Liabilities	—	(19)	—
Total	1,480,354	5,461,479	9,213

1 Represents variation margin on the last day of the reporting period.

53

FTSE All-World ex-US Small-Cap Index Fund

D.   At October 31, 2019, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	46	—	46
Unrealized Appreciation—Forward Currency Contracts	—	100	100
Total Assets	46	100	146

Variation Margin Payable—Futures Contracts	(206)	—	(206)
Unrealized Depreciation—Forward Currency Contracts	—	(19)	(19)
Total Liabilities	(206)	(19)	(225)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2019, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(3,870)	—	(3,870)
Forward Currency Contracts	—	(579)	(579)
Realized Net Gain (Loss) on Derivatives	(3,870)	(579)	(4,449)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	4,324	—	4,324
Forward Currency Contracts	—	339	339
Change in Unrealized Appreciation (Depreciation) on Derivatives	4,324	339	4,663

54

FTSE All-World ex-US Small-Cap Index Fund

E.   Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, the expiration of capital loss carryforwards, foreign currency transactions, passive foreign investment companies and tax expense on capital gains were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	132,743
Total Distributable Earnings (Loss)	(132,743)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales; the realization of unrealized gains or losses on certain futures contracts and forward currency contracts; unrealized gains on passive foreign investment companies; and partnership adjustments. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	108,652
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(182,025)
Net Unrealized Gains (Losses)	(274,329)

As of October 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	7,225,924
Gross Unrealized Appreciation	972,101
Gross Unrealized Depreciation	(1,246,310)
Net Unrealized Appreciation (Depreciation)	(274,209)

F.   During the year ended October 31, 2019, the fund purchased $1,766,178,000 of investment securities and sold $1,528,665,000 of investment securities, other than temporary cash investments. Purchases and sales include $510,395,000 and $471,094,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

55

FTSE All-World ex-US Small-Cap Index Fund

G.          Capital share transactions for each class of shares were:

	Year Ended October 31,
		2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	222,587	5,826	311,292	6,977
Issued in Lieu of Cash Distributions	12,683	357	19,120	433
Redeemed[1]	(1,070,528)	(27,045)	(212,503)	(4,819)
Net Increase (Decrease)—Investor Shares	(835,258)	(20,862)	117,909	2,591
ETF Shares
Issued	676,487	6,943	1,687,576	14,347
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(571,403)	(5,600)	(466,976)	(4,000)
Net Increase (Decrease)—ETF Shares	105,084	1,343	1,220,600	10,347
Admiral Shares[2]
Issued[1]	1,038,579	40,489	—	—
Issued in Lieu of Cash Distributions	8,784	346	—	—
Redeemed	(84,312)	(3,320)	—	—
Net Increase (Decrease)—Admiral Shares	963,051	37,515	—	—
Institutional Shares
Issued	60,505	312	46,983	217
Issued in Lieu of Cash Distributions	6,249	34	6,012	27
Redeemed	(38,975)	(203)	(48,190)	(209)
Net Increase (Decrease)—Institutional Shares	27,779	143	4,805	35

1   In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 22,154,000 and 34,228,000 shares, respectively, in the amount of $879,751,000 from the conversion during the year ended October 31, 2019.

2   Inception was February 7, 2019, for Admiral Shares.

H.   Effective at the close of business on November 7, 2019, the remaining Investor Shares were converted to Admiral Shares.

Management has determined that no other events or transactions occurred subsequent to October 31, 2019, that would require recognition or disclosure in these financial statements.

56

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund

Opinions on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Vanguard FTSE All-World ex-US Small-Cap Index Fund and statements of net assets—investments summary of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund (two of the funds constituting Vanguard International Equity Index Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2019, the related statements of operations for the year ended October 31, 2019, the statements of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 18, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

57

Special 2019 tax information (unaudited) for Vanguard FTSE All-World ex-US Index Fund

This information for the fiscal year ended October 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $902,548,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $1,360,437,000 and foreign taxes paid of $99,424,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2020 to determine the calendar-year amounts to be included on their 2019 tax returns.

Special 2019 tax information (unaudited) for Vanguard FTSE All-World ex-US Small-Cap Index Fund

This information for the fiscal year ended October 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $110,597,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $187,162,000 and foreign taxes paid of $16,606,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2020 to determine the calendar-year amounts to be included on their 2019 tax returns.

58

London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.

59

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2019– present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation.

1   Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation and Oxfam America. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Board of advisors and investment committee member of the Museum of Fine Arts Boston. Board member (2018–present) of RIT Capital Partners (investment firm); investment committee member of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (October 2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (May 2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

© 2019 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q7700 122019

Annual Report | October 31, 2019 Vanguard Global ex-U.S. Real Estate Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our Chairman	1
Your Fund’s Performance at a Glance	2
About Your Fund’s Expenses	3
Performance Summary	5
Financial Statements	8

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our Chairman

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Recent volatility in financial markets—affecting stocks, bonds, and commodities—has been a good reminder of the wise old adage, “Never keep all your eggs in one basket.” Maintaining balance and diversification in your investment portfolio can help to both limit risk and set you up for long-term success.

It’s understandable why some investors might become complacent after a long market run-up like the one that lifted stock prices, especially U.S. stock prices, in the years following the global financial crisis. But failing to rebalance regularly can leave a portfolio with a much different mix of assets than intended and, often, more risk than intended.

Balance across and diversification within asset classes are powerful tools for managing risk and achieving your investment goals. A portfolio’s allocation will determine a large portion of its long-term return and also the majority of its volatility risk. A well-diversified portfolio is less vulnerable to significant swings in the performance of any one segment of the asset classes in which it invests.

Balance and diversification will never eliminate the risk of loss, nor will they guarantee positive returns in a declining market. But they should reduce the chance that you’ll suffer disproportionate losses in one particular high-flying asset class or sector when it comes back to earth. And exposure to all key market components should give you at least some participation in the sectors that are performing best at any given time.

Vanguard is committed to helping you achieve balance and diversification in your portfolios to help meet your investment goals. We thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

November 18, 2019

1

Your Fund’s Performance at a Glance

•   Vanguard Global ex-U.S. Real Estate Index Fund returned 19.47% for ETF Shares for the 12 months ended October 31, 2019, closely tracking its benchmark, the S&P Global ex-U.S. Property Index.

•   Real estate companies were among the world’s top-performing equity groups for the period. By contrast, the FTSE All-World ex US Index, a broad benchmark of emerging and developed stock markets outside the United States, returned 11.52%.

•   Equity REITs (real estate investment trusts) and operating companies in the Pacific region, Europe, and emerging markets all recorded double-digit gains. These regions are also the largest sources of non-U.S. real estate market exposure. The Pacific region, which accounted for almost 50% of the index during the period, posted the strongest gains (roughly 23% in U.S. dollar terms).

•     Asian companies contributed the most to the index’s return. In Japan and China, the sector surged nearly 30% in U.S. dollar terms. Only one index member country, the Netherlands, saw its listed real estate companies decline meaningfully (–6%).

Market Barometer

	Average Annual Total Returns
	Periods Ended October 31, 2019
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	14.15%	14.73%	10.55%
Russell 2000 Index (Small-caps)	4.90	10.96	7.37
Russell 3000 Index (Broad U.S. market)	13.49	14.47	10.31
FTSE All-World ex US Index (International)	11.52	8.21	4.16

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	11.51%	3.29%	3.24%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	9.42	3.62	3.55
FTSE Three-Month U.S. Treasury Bill Index	2.35	1.57	0.98

CPI
Consumer Price Index	1.76%	2.11%	1.62%

2

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

3

Six Months Ended October 31, 2019
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Global ex-U.S. Real Estate Index Fund	4/30/2019	10/31/2019	Period
Based on Actual Fund Return
ETF Shares	$1,000.00	$1,056.74	$0.62
Admiral™ Shares	1,000.00	1,056.73	0.62
Institutional Shares	1,000.00	1,056.63	0.57
Based on Hypothetical 5% Yearly Return
ETF Shares	$1,000.00	$1,024.60	$0.61
Admiral Shares	1,000.00	1,024.60	0.61
Institutional Shares	1,000.00	1,024.65	0.56

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.12% for ETF Shares, 0.12% for Admiral Shares, and 0.11% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

4

Global ex-U.S. Real Estate Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 1, 2010, Through October 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2019
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(11/1/2010)	Investment
Global ex-U.S. Real Estate Index Fund
ETF Shares Net Asset Value	19.47%	5.61%	6.22%	$17,210
Global ex-U.S. Real Estate Index Fund
ETF Shares Market Price	19.73	5.51	6.17	17,144
S&P Global ex-U.S. Property Index	19.49	5.38	5.90	16,743
MSCI All Country World Index ex
USA	11.84	4.31	4.40	14,726

“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard(s).

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(2/10/2011)	Investment
Global ex-U.S. Real Estate Index Fund
Admiral Shares	18.87%	5.52%	6.43%	$17,217
S&P Global ex-U.S. Property Index	19.49	5.38	6.17	16,857

“Since Inception” performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard(s).

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fees do not apply to the ETF Shares.

See Financial Highlights for dividend and capital gains information.

5

Global ex-U.S. Real Estate Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2019
			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(4/19/2011)	Investment
Global ex-U.S. Real Estate Index Fund
Institutional Shares	18.88%	5.54%	6.30%	$8,421,050
S&P Global ex-U.S. Property Index	19.49	5.38	6.05	8,255,668

“Since Inception” performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard(s).

Cumulative Returns of ETF Shares: November 1, 2010, Through October 31, 2019

			Since
	One	Five	Inception
	Year	Years	(11/1/2010)
Global ex-U.S. Real Estate Index Fund ETF Shares
Market Price	19.73%	30.79%	71.44%
Global ex-U.S. Real Estate Index Fund ETF Shares
Net Asset Value	19.47	31.41	72.10
S&P Global ex-U.S. Property Index	19.49	29.98	67.43

“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard(s).

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fees do not apply to the ETF Shares.

6

Global ex-U.S. Real Estate Index Fund

Sector Diversification

As of October 31, 2019

Diversified Real Estate Activites	18.9%
Diversified REITs	13.1
Health Care REITs	1.0
Hotel & Resort REITs	1.1
Industrial REITs	7.1
Office REITs	8.8
Real Estate Development	16.2
Real Estate Operating Companies	18.0
Residential REITs	2.5
Retail REITs	12.4
Specialized REITs	0.9

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

7

Global ex-U.S. Real Estate Index Fund

Financial Statements

Statement of Net Assets

As of October 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)[1]
Australia (8.4%)
	Goodman Group	9,432,478	93,658
	Scentre Group	31,359,459	82,856
	Dexus	6,383,126	52,638
	Mirvac Group	23,307,113	51,646
	Stockland	14,315,789	48,330
	GPT Group	11,349,268	46,586
	Lendlease Group	3,434,439	44,393
	Vicinity Centres	18,952,878	34,887
	Charter Hall Group	2,728,994	21,264
	Cromwell Property Group	11,158,585	10,196
	Shopping Centres Australasia Property Group	5,236,950	9,714
	BWP Trust	2,886,457	8,252
	Charter Hall Long Wale REIT	1,837,481	7,278
	Charter Hall Retail REIT	2,119,068	6,438
	Abacus Property Group	2,127,148	5,719
	National Storage REIT	4,437,055	5,694
	Viva Energy REIT	2,736,481	5,453
	Growthpoint Properties Australia Ltd.	1,683,977	4,951
	Ingenia Communities Group	1,364,808	4,136
	Charter Hall Social Infrastructure REIT	1,509,023	3,776
	Arena REIT	1,784,103	3,724
^	Aveo Group	2,509,488	3,704
	Centuria Metropolitan REIT	1,639,664	3,370
	GDI Property Group	3,031,565	3,258
^	Rural Funds Group	1,926,796	2,346
	Hotel Property Investments	861,956	1,905
	Cedar Woods Properties Ltd.	352,272	1,722
^	APN Industria REIT	685,111	1,397
			569,291
Austria (0.6%)
	CA Immobilien Anlagen AG	430,037	16,571
	IMMOFINANZ AG	537,957	15,467
	S IMMO AG	279,207	7,071
			39,109
Belgium (1.2%)
	Cofinimmo SA	144,446	21,370
	Warehouses De Pauw CVA	103,177	19,142
	Aedifica SA	144,615	17,385
	Befimmo SA	134,590	8,700
	Montea C.V.A	64,494	5,853
	Retail Estates NV	44,990	4,295
	Intervest Offices & Warehouses NV	129,103	3,903
			80,648
Brazil (0.7%)
	BR Malls Participacoes SA	5,105,316	19,540
	Multiplan Empreendimentos Imobiliarios SA	1,587,348	11,561
	Iguatemi Empresa de Shopping Centers SA	506,086	6,045
	Aliansce Sonae Shopping Centers sa	556,508	5,904
	LOG Commercial Properties e Participacoes SA	361,078	2,278
*	BR Properties SA	690,674	2,093
	JHSF Participacoes SA	804,100	902
			48,323
Canada (2.6%)
^	Canadian Apartment Properties REIT	460,822	19,187
	RioCan REIT	878,000	17,619
	First Capital Realty Inc.	1,017,683	16,844
	H&R REIT	824,798	13,952
^	Allied Properties REIT	335,348	13,642
	SmartCentres REIT	412,918	9,982

8

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
^	Choice Properties REIT	893,387	9,428
	Granite REIT	150,162	7,436
	Dream Global REIT	559,988	7,092
	Tricon Capital Group Inc.	845,932	6,847
^	Cominar REIT	525,790	5,361
^	CT REIT	393,883	4,429
^	Boardwalk REIT	133,545	4,429
^	InterRent REIT	348,795	4,134
^	Killam Apartment REIT	277,942	4,117
^	Artis REIT	407,117	3,833
	Northview Apartment REIT	173,614	3,804
^	Dream Office REIT	164,161	3,652
^	Dream Industrial REIT	347,216	3,543
^	NorthWest Healthcare Properties REIT	382,667	3,475
^	Summit Industrial Income REIT	341,439	3,313
^	Crombie REIT	258,561	3,106
	DREAM Unlimited Corp. Class A	387,178	2,966
^	Morguard North American Residential REIT	111,116	1,616
	Minto Apartment REIT	70,630	1,198
^	Slate Retail REIT	118,011	1,160
	True North Commercial REIT	199,059	1,082
^	Slate Office REIT	195,645	911
			178,158
Chile (0.2%)
	Parque Arauco SA	3,892,336	10,247
	Plaza SA	1,593,568	3,373
			13,620
China (11.1%)
	China Overseas Land & Investment Ltd.	21,908,710	69,133
	China Resources Land Ltd.	15,894,446	67,597
	Sunac China Holdings Ltd.	13,579,278	61,593
	Country Garden Holdings Co. Ltd.	43,312,163	60,127
^,*	China Evergrande Group	17,759,921	43,232
2	Longfor Group Holdings Ltd.	8,413,708	34,918
	China Vanke Co. Ltd.	9,310,383	33,951
	Shimao Property Holdings Ltd.	5,826,164	19,518
	China Jinmao Holdings Group Ltd.	28,343,054	18,843
	China Vanke Co. Ltd. Class A	4,500,642	16,944
	CIFI Holdings Group Co. Ltd.	21,790,000	14,533
	Agile Group Holdings Ltd.	8,523,409	11,488
	Poly Developments and Holdings Group Co. Ltd. Class A	5,573,093	11,398
	Logan Property Holdings Co. Ltd.	7,421,984	11,304
	Future Land Development Holdings Ltd.	10,066,000	10,608
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	3,710,407	9,860
	China Aoyuan Group Ltd.	7,590,000	9,699
	Guangzhou R&F Properties Co. Ltd.	5,972,209	9,254
^	Zhenro Properties Group Ltd.	12,320,000	8,328
	Yuexiu Property Co. Ltd.	36,427,094	8,024
	Times China Holdings Ltd.	4,338,000	7,742
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	6,763,214	7,449
	Greentown China Holdings Ltd.	7,662,314	7,069
	KWG Group Holdings Ltd.	6,911,658	6,960
	Sino-Ocean Group Holding Ltd.	18,370,329	6,754
	Shenzhen Investment Ltd.	15,310,201	6,026
	Yuexiu REIT	8,642,516	5,743
	China Fortune Land Development Co. Ltd. Class A	1,407,925	5,712
	China SCE Group Holdings Ltd.	12,129,766	5,558
	Kaisa Group Holdings Ltd.	12,526,000	5,478
	Powerlong Real Estate Holdings Ltd.	8,229,139	5,454
^	China Dili Group	16,473,948	5,038
^	China Overseas Grand Oceans Group Ltd.	9,665,079	5,000
	Seazen Holdings Co. Ltd. Class A	1,056,982	4,775

9

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Gemdale Properties & Investment Corp. Ltd.	41,046,000	4,753
	Yuzhou Properties Co. Ltd.	10,063,470	4,251
	Poly Property Group Co. Ltd.	11,408,048	4,121
	Shui On Land Ltd.	20,395,538	4,104
	Ronshine China Holdings Ltd.	3,552,000	3,965
	Hopson Development Holdings Ltd.	3,924,710	3,783
	SOHO China Ltd.	11,014,045	3,758
2	Midea Real Estate Holding Ltd.	1,470,216	3,659
*,2	China Logistics Property Holdings Co. Ltd.	9,314,000	3,624
	Gemdale Corp. Class A	2,117,940	3,579
^,2	Redco Properties Group Ltd.	5,224,000	3,372
2	Red Star Macalline Group Corp. Ltd.	3,969,924	3,181
	China South City Holdings Ltd.	26,286,111	3,047
	Jiayuan International Group Ltd.	7,186,000	2,875
	RiseSun Real Estate Development Co. Ltd. Class A	2,044,775	2,525
	Jinke Properties Group Co. Ltd. Class A	2,504,305	2,465
	Xinhu Zhongbao Co. Ltd. Class A	4,042,681	2,434
^	LVGEM China Real Estate Investment Co. Ltd.	6,758,000	2,431
	Skyfame Realty Holdings Ltd.	17,249,012	2,420
	Road King Infrastructure Ltd.	1,321,000	2,417
	Joy City Property Ltd.	20,921,500	2,292
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,740,064	2,012
*	Shanghai Lingang Holdings Corp. Ltd. Class A	487,466	1,882
	Central China Real Estate Ltd.	3,947,000	1,808
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,667,921	1,742
	Redsun Properties Group Ltd.	5,415,000	1,718
*	Sasseur REIT	2,895,000	1,692
	Beijing Capital Land Ltd.	5,003,034	1,681
	Yango Group Co. Ltd. Class A	1,903,711	1,665
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	709,500	1,627
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	836,690	1,624
	Financial Street Holdings Co. Ltd. Class A	1,415,060	1,579
	Greenland Hong Kong Holdings Ltd.	4,562,000	1,573
*	Zhuguang Holdings Group Co. Ltd.	11,350,000	1,549
	Grandjoy Holdings Group Co. Ltd. Class A	1,385,320	1,511
	C&D International Investment Group Ltd.	1,430,000	1,434
*	China Enterprise Co. Ltd. Class A	2,158,864	1,419
	Beijing Capital Development Co. Ltd. Class A	1,191,312	1,392
	Beijing North Star Co. Ltd.	4,382,000	1,345
	Shanghai Industrial Urban Development Group Ltd.	10,712,799	1,337
	Sichuan Languang Development Co. Ltd. Class A	1,404,000	1,276
	Dexin China Holdings Co. Ltd.	3,017,000	1,230
*,§	Yida China Holdings Ltd.	4,476,000	1,143
	Fantasia Holdings Group Co. Ltd.	7,399,443	1,120
	China Merchants Land Ltd.	7,424,000	1,049
	China Electronics Optics Valley Union Holding Co. Ltd.	17,508,000	1,049
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	2,725,850	1,045
	DaFa Properties Group Ltd.	1,305,970	1,040
	Huafa Industrial Co. Ltd. Zhuhai Class A	997,500	1,031

10

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
*,§	Mingfa Group International Co. Ltd.	4,231,908	1,021
	Shanghai Shimao Co. Ltd. Class A	1,776,268	1,016
	Greattown Holdings Ltd. Class A	1,066,500	1,008
	Tahoe Group Co. Ltd. Class A	1,171,579	958
	Landsea Green Group Co. Ltd.	8,764,000	950
	Jingrui Holdings Ltd.	2,684,000	940
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	1,476,311	897
	Guorui Properties Ltd.	4,407,000	847
	Red Star Macalline Group Corp. Ltd. Class A	560,318	844
*	China Calxon Group Co. Ltd. Class A	848,381	814
	Shanghai Industrial Development Co. Ltd. Class A	864,900	780
^,*	Sansheng Holdings Group Co. Ltd.	576,000	760
	Suning Universal Co. Ltd. Class A	1,432,189	755
	China World Trade Center Co. Ltd. Class A	297,272	727
*,2	Sunshine 100 China Holdings Ltd.	4,064,000	725
*	Gree Real Estate Co. Ltd. Class A	975,111	702
	Modern Land China Co. Ltd.	5,016,000	691
	Shanghai Wanye Enterprises Co. Ltd. Class A	380,400	681
	Xinyuan Real Estate Co. Ltd. ADR	183,603	672
	Cinda Real Estate Co. Ltd. Class A	1,198,183	652
*	Tianjin Guangyu Development Co. Ltd. Class A	664,104	650
	Macrolink Culturaltainment Development Co. Ltd. Class A	898,092	607
^,2	China Vast Industrial Urban Development Co. Ltd.	1,535,000	595
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	296,352	576
	Shenzhen Heungkong Holding Co. Ltd. Class A	1,602,000	528
	Chongqing Dima Industry Co. Ltd. Class A	1,147,153	521
	Bright Real Estate Group Co. Ltd. Class A	1,046,200	514
*	Glorious Property Holdings Ltd.	12,497,036	502
	Minmetals Land Ltd.	3,518,000	497
	Beijing North Star Co. Ltd. Class A	1,082,919	497
*	Nam Tai Property Inc.	53,837	485
*	Myhome Real Estate Development Group Co. Ltd. Class A	1,140,273	452
	C C Land Holdings Ltd.	1,954,500	441
*	Guangzhou Yuetai Group Co. Ltd.	1,161,900	440
	Beijing Hualian Department Store Co. Ltd. Class A	1,302,212	431
	Hubei Fuxing Science And Technology Co. Ltd. Class A	466,732	427
	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	298,497	421
	Guangdong Shirongzhaoye Co. Ltd. Class A	341,534	412
*	Everbright Jiabao Co. Ltd. Class A	709,000	409
*	Wanda Hotel Development Co. Ltd.	7,191,000	403
	China Union Holdings Ltd. Class A	699,944	397
	Guangdong Highsun Group Co. Ltd. Class A	1,051,855	394
*	Zhong An Group Ltd.	12,551,000	377
	China Wuyi Co. Ltd. Class A	755,650	374
	Shunfa Hengye Corp. Class A	921,708	365
	YunNan Metropolitan Real Estate Development Co. Ltd. Class A	757,000	314

11

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
*	Rongan Property Co. Ltd. Class A	757,100	284
	Top Spring International Holdings Ltd.	1,379,000	283
*	Shanghai Zendai Property Ltd.	34,410,000	277
*	EverChina International Holdings Co. Ltd.	7,994,331	225
	Shanghai Lingang Holdings Corp. Ltd. Class B	137,900	209
*	China Minsheng DIT Group Ltd.	6,040,000	119
	AVIC International Holding HK Ltd.	3,733,742	81
*	Carnival Group International Holdings Ltd.	192,799	1
			754,687
Egypt (0.1%)
	Talaat Moustafa Group	5,632,506	3,471
*	Medinet Nasr Housing	4,766,766	1,588
	Six of October Development & Investment	1,490,785	1,451
	Heliopolis Housing	763,610	1,271
*	Palm Hills Developments SAE	8,208,827	1,083
*	Emaar Misr for Development SAE	3,419,516	648
			9,512
Finland (0.1%)
^	Citycon Oyj	376,728	3,948

France (4.3%)
	Unibail-Rodamco- Westfield	809,610	125,226
	Gecina SA	322,601	55,381
	Klepierre SA	1,229,870	45,844
	Covivio	261,484	29,613
	ICADE	165,326	16,199
	Nexity SA	269,418	13,945
	Altarea SCA	20,638	4,538
	Mercialys SA	145,799	2,033
			292,779
Germany (6.3%)
	Vonovia SE	3,189,438	169,855
	Deutsche Wohnen SE	2,115,676	79,767
	LEG Immobilien AG	403,603	46,360
	Aroundtown SA	5,253,395	44,405
	TAG Immobilien AG	858,312	20,859
	alstria office REIT-AG	927,349	17,371
	Grand City Properties SA	598,045	14,001
	TLG Immobilien AG	355,187	10,416
	Deutsche EuroShop AG	294,440	8,813
2	ADO Properties SA	160,955	6,565
	Hamborner REIT AG	412,390	4,441
	DIC Asset AG	254,519	3,550
^,*	ADLER Real Estate AG	250,930	2,893
			429,296
Greece (0.0%)
*	LAMDA Development SA	163,128	1,299

Hong Kong (10.0%)
	Link REIT	12,387,589	134,918
	Sun Hung Kai Properties Ltd.	8,693,441	131,734
	CK Asset Holdings Ltd.	14,989,375	104,292
	Henderson Land Development Co. Ltd.	9,682,936	48,362
	Wharf Real Estate Investment Co. Ltd.	6,786,000	39,913
	Hongkong Land Holdings Ltd.	6,864,312	37,708
	Wheelock & Co. Ltd.	4,577,652	28,311
	Sino Land Co. Ltd.	17,642,604	26,373
	Hang Lung Properties Ltd.	11,107,932	24,418
	Swire Properties Ltd.	6,193,800	19,480
	Wharf Holdings Ltd.	6,456,000	14,650
	Hysan Development Co. Ltd.	3,632,655	14,317
	Hang Lung Group Ltd.	5,044,103	12,634
	Kerry Properties Ltd.	3,513,332	11,361
	Champion REIT	11,720,512	7,768
	K Wah International Holdings Ltd.	8,820,338	4,820
	Sunlight REIT	5,931,400	4,024
	Prosperity REIT	7,228,649	2,848
^	Wang On Properties Ltd.	21,988,000	2,580
	Far East Consortium International Ltd.	5,936,000	2,511
	Chinese Estates Holdings Ltd.	2,814,452	2,045
	Langham Hospitality Investments and Langham Hospitality Investments Ltd.	4,355,500	1,233
*	Landing International Development Ltd.	3,002,400	340
	New World Development Co. Ltd.	2,000	3
			676,643

12

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
India (0.5%)
	DLF Ltd.	3,475,994	8,965
*	Godrej Properties Ltd.	353,836	4,969
	Oberoi Realty Ltd.	638,304	4,556
	Phoenix Mills Ltd.	331,520	3,359
	Prestige Estates Projects Ltd.	658,422	2,801
	Sobha Ltd.	266,493	1,589
	Sunteck Realty Ltd.	205,600	1,203
*	Indiabulls Real Estate Ltd.	1,476,563	1,145
	Mahindra Lifespace Developers Ltd.	144,500	844
	Brigade Enterprises Ltd.	284,976	829
	NESCO Ltd.	99,278	777
	Omaxe Ltd.	253,534	655
*	Housing Development & Infrastructure Ltd.	1,471,725	36
*	Unitech Ltd.	106,679	1
			31,729
Indonesia (0.4%)
*	Bumi Serpong Damai Tbk PT	54,447,127	5,483
	Ciputra Development Tbk PT	58,012,591	4,583
	Pakuwon Jati Tbk PT	87,899,328	3,912
	Summarecon Agung Tbk PT	45,844,300	3,690
*	Lippo Karawaci Tbk PT	211,747,149	3,559
*	Hanson International Tbk PT	434,686,700	2,787
*	Alam Sutera Realty Tbk PT	62,074,797	1,211
	Puradelta Lestari Tbk PT	50,605,400	1,088
*	Sentul City Tbk PT	119,700,000	997
	Jaya Real Property Tbk PT	16,543,008	784
	PP Properti Tbk PT	76,652,207	541
*	Armidian Karyatama Tbk PT	34,241,900	476
*	Modernland Realty Tbk PT	26,539,500	427
*	Lippo Cikarang Tbk PT	4,345,900	402
*	Maha Properti Indonesia Tbk PT	124,939	20
			29,960
Ireland (0.3%)
	Green REIT plc	3,863,986	8,220
	Hibernia REIT plc	4,074,947	6,348
	Irish Residential Properties REIT plc	2,075,881	4,065
			18,633
Israel (1.1%)
	Azrieli Group Ltd.	213,998	16,494
	Alony Hetz Properties & Investments Ltd.	762,744	11,011
*	Airport City Ltd.	425,815	8,041
	Amot Investments Ltd.	960,466	6,761
	Reit 1 Ltd.	1,047,339	6,626
	Melisron Ltd.	100,111	6,070
*	Jerusalem Economy Ltd.	1,314,405	5,613
	Gazit-Globe Ltd.	496,762	5,006
	Big Shopping Centers Ltd.	36,439	3,297
	Sella Capital Real Estate Ltd.	1,127,573	3,104
*	ADO Group Ltd.	65,509	1,849
	Property & Building Corp. Ltd.	14,607	1,613
			75,485
Italy (0.0%)
	Immobiliare Grande Distribuzione SIIQ SPA	284,695	1,829

Japan (24.3%)
	Mitsubishi Estate Co. Ltd.	8,182,745	158,871
	Mitsui Fudosan Co. Ltd.	5,831,757	149,193
	Daiwa House Industry Co. Ltd.	3,918,574	134,897
	Sumitomo Realty & Development Co. Ltd.	2,800,267	101,645
	Nippon Building Fund Inc.	8,303	62,992
	Daito Trust Construction Co. Ltd.	444,825	58,948
	Japan Real Estate Investment Corp.	8,145	55,596
	Nomura Real Estate Master Fund Inc.	26,745	51,125
	Nippon Prologis REIT Inc.	13,814	38,586
	United Urban Investment Corp.	18,338	36,996
	Orix JREIT Inc.	16,231	36,700
	Japan Retail Fund Investment Corp.	15,401	35,898
	Hulic Co. Ltd.	2,953,148	32,062
	Daiwa House REIT Investment Corp.	10,990	32,001
	GLP J-Reit	22,545	29,411
	Advance Residence Investment Corp.	7,940	26,385
	Japan Prime Realty Investment Corp.	5,430	26,096
	Tokyu Fudosan Holdings Corp.	3,557,844	23,599
	Invincible Investment Corp.	35,862	22,645

13

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Sekisui House Reit Inc.	23,965	22,118
	Activia Properties Inc.	4,132	21,801
	Japan Hotel REIT Investment Corp.	26,249	21,772
	Kenedix Office Investment Corp.	2,522	19,747
	Tokyo Tatemono Co. Ltd.	1,276,583	18,163
	Nippon Accommodations Fund Inc.	2,855	17,964
	Nomura Real Estate Holdings Inc.	713,829	16,917
	Industrial & Infrastructure Fund Investment Corp.	10,555	16,525
	Mori Hills REIT Investment Corp.	9,380	15,503
	Daiwa Office Investment Corp.	1,796	14,309
	Japan Logistics Fund Inc.	5,325	13,538
	Frontier Real Estate Investment Corp.	2,867	12,799
	AEON REIT Investment Corp.	8,796	12,647
	Japan Excellent Inc.	7,303	12,563
	Hulic Reit Inc.	6,547	12,490
	Premier Investment Corp.	7,749	11,616
	NIPPON REIT Investment Corp.	2,644	11,482
	MCUBS MidCity Investment Corp.	9,664	11,208
	Comforia Residential REIT Inc.	3,428	11,166
	Kenedix Residential Next Investment Corp.	5,335	10,991
	LaSalle Logiport REIT	7,340	10,927
	Invesco Office J-Reit Inc.	52,335	10,566
	Tokyu REIT Inc.	5,463	10,521
	Mori Trust Sogo Reit Inc.	5,670	10,313
	Aeon Mall Co. Ltd.	602,783	9,644
	Unizo Holdings Co. Ltd.	201,400	9,289
	Ichigo Office REIT Investment	9,010	9,265
	Japan Rental Housing Investments Inc.	9,649	9,256
	Kenedix Retail REIT Corp.	3,147	8,669
	Mitsui Fudosan Logistics Park Inc.	1,983	8,278
	Global One Real Estate Investment Corp.	5,656	7,670
	Fukuoka REIT Corp.	4,258	7,305
	Hoshino Resorts REIT Inc.	1,304	7,125
	Hankyu Hanshin REIT Inc.	4,087	6,954
	Heiwa Real Estate REIT Inc.	5,195	6,862
^	Katitas Co. Ltd.	145,800	6,291
	Mitsubishi Estate Logistics REIT Investment Corp.	1,746	5,714
	Kenedix Inc.	1,034,700	5,632
	Mirai Corp.	9,307	5,467
	Ichigo Inc.	1,278,100	5,091
	Heiwa Real Estate Co. Ltd.	196,532	4,740
	One REIT Inc.	1,408	4,424
^,*	Leopalace21 Corp.	1,440,650	3,931
	Daibiru Corp.	337,757	3,750
	Samty Residential Investment Corp.	3,146	3,536
	Star Asia Investment Corp.	3,178	3,460
	Keihanshin Building Co. Ltd.	252,100	3,153
	Takara Leben Real Estate Investment Corp.	2,590	3,011
	SAMTY Co. Ltd.	159,100	2,998
	Mori Trust Hotel Reit Inc.	1,971	2,675
	Starts Proceed Investment Corp.	1,304	2,535
	Sankei Real Estate Inc.	2,067	2,407
	Health Care & Medical Investment Corp.	1,828	2,351
*	Itochu Advance Logistics Investment Corp.	1,955	2,293
	Tosei Corp.	174,400	2,200
	TOC Co. Ltd.	294,329	2,138
^	Tosei Reit Investment Corp.	1,660	2,127
	Takara Leben Co. Ltd.	481,252	2,049
	Goldcrest Co. Ltd.	99,040	2,046
	Sun Frontier Fudousan Co. Ltd.	162,500	1,977
	Ichigo Hotel REIT Investment Corp.	1,491	1,880
	Sakura Sogo REIT Investment Corp.	1,947	1,773
	ESCON Japan Reit Investment Corp.	1,378	1,685
^	CRE Logistics REIT Inc.	1,302	1,683
	Shinoken Group Co. Ltd.	151,100	1,555
	XYMAX REIT Investment Corp.	1,223	1,508
	Ooedo Onsen Reit Investment Corp.	1,367	1,251
^,*	Star Mica Holdings Co. Ltd.	68,300	1,236
	Japan Property Management Center Co. Ltd.	80,000	1,087

14

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Nippon Commercial Development Co. Ltd.	62,700	895
	Marimo Regional Revitalization REIT Inc.	678	851
	Dear Life Co. Ltd.	144,200	688
*	Ardepro Co. Ltd.	3,700	2
	Arealink Co. Ltd.	100	1
^,*	Miyakoshi Holdings Inc.	100	1
			1,653,701
Kuwait (0.0%)
	Kuwait Real Estate Co. KSC	4,034,925	1,269
*	National Real Estate Co. KPSC	3,680,315	1,001
			2,270
Malaysia (0.5%)
	KLCCP Stapled Group Bhd.	2,640,870	5,049
	IGB REIT	10,346,800	4,728
	Sunway REIT	8,953,434	3,878
	Sime Darby Property Bhd.	16,328,400	2,831
	IOI Properties Group Bhd.	11,281,600	2,804
	SP Setia Bhd Group	7,555,100	2,185
	Pavilion REIT	4,796,100	1,986
	Axis REIT	4,700,900	1,935
	UOA Development Bhd.	3,166,600	1,514
	Mah Sing Group Bhd.	8,157,425	1,483
	Matrix Concepts Holdings Bhd.	3,238,328	1,464
	Capitaland Malaysia Mall Trust	5,504,200	1,356
*	YNH Property Bhd.	2,158,900	1,332
*	UEM Sunrise Bhd.	6,902,065	1,130
*	Eco World Development Group Bhd.	6,376,300	991
	Eastern & Oriental Bhd.	4,388,197	682
	LBS Bina Group Bhd.	4,304,340	509
*	Eco World International Bhd.	2,570,993	455
*	Sunway Bhd. Warrants Exp. 12/31/2024	1,260,691	110
*	Eco World Development Group Bhd Warrants Exp. 03/26/2022	450,320	16
*	Matrix Concepts Holdings Bhd. Warrants Exp. 07/20/2020	167,103	2
*	Mah Sing Group Warrants Exp. 01/15/2026	264,345	—
			36,440
Mexico (0.9%)
	Fibra Uno Administracion SA de CV	17,908,785	27,203
	Concentradora Fibra Danhos SA de CV	5,138,392	7,752
	PLA Administradora Industrial S de RL de CV	4,651,800	7,687
2	Macquarie Mexico Real Estate Management SA de CV	4,519,480	6,372
	Corp Inmobiliaria Vesta SAB de CV	3,279,117	5,470
	Prologis Property Mexico SA de CV	2,049,000	4,374
2	Concentradora Fibra Hotelera Mexicana SA de CV	3,924,252	1,783
*	Grupo GICSA SAB de CV	7,827	2
			60,643
Netherlands (0.3%)
^	Eurocommercial Properties NV	242,489	7,739
^	Wereldhave NV	237,227	5,615
	NSI NV	98,235	4,488
	Vastned Retail NV	112,293	3,370
			21,212
New Zealand (0.5%)
	Kiwi Property Group Ltd.	9,256,432	9,432
	Goodman Property Trust	6,439,916	8,792
	Precinct Properties New Zealand Ltd.	6,345,083	7,399
	Argosy Property Ltd.	4,875,721	4,406
	Vital Healthcare Property Trust	2,001,162	3,412
	Stride Property Group	4,819	7
			33,448
Norway (0.2%)
2	Entra ASA	843,403	12,630
	Selvaag Bolig ASA	250,911	1,384
			14,014
Other (0.2%)[3]
4	Vanguard Real Estate
	ETF	117,214	11,053

Philippines (1.5%)
	SM Prime Holdings Inc.	66,257,207	50,873
	Ayala Land Inc.	34,667,960	33,130
	Megaworld Corp.	73,985,100	7,037
	Robinsons Land Corp.	11,919,172	5,974
	Vista Land & Lifescapes Inc.	17,936,378	2,718
	Filinvest Land Inc.	56,719,000	1,787

15

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
*	DoubleDragon Properties Corp.	4,142,760	1,652
*	DM Wenceslao and Associates Inc.	941,200	189
	Belle Corp.	3,339,000	131
*,§	Altus San Nicolas Corp.	227,449	23
			103,514
Poland (0.1%)
	EPP NV	2,461,085	3,031
	Develia SA	2,614,832	1,676
			4,707
Qatar (0.2%)
	Barwa Real Estate Co.	11,073,164	10,397
	United Development Co. QSC	10,076,070	3,874
	Mazaya Qatar Real Estate Development QSC	3,235,130	626
			14,897
Russia (0.1%)
	LSR Group PJSC GDR	1,105,376	2,347
	Etalon Group plc GDR	1,076,958	1,915
			4,262
Saudi Arabia (0.4%)
*	Dar Al Arkan Real
	Estate Development Co.	3,052,179	9,801
*	Emaar Economic City	2,418,808	6,044
	Al Rajhi REIT	638,710	1,516
*	Saudi Real Estate Co.	444,742	1,504
	Jadwa REIT Saudi Fund	511,521	1,365
	Riyad REIT Fund	588,302	1,249
	Derayah REIT	487,270	1,209
	Alandalus Property Co.	195,131	743
	Musharaka Real Estate Income Fund	250,418	551
			23,982
Singapore (6.0%)
	CapitaLand Ltd.	14,818,138	39,168
	Ascendas REIT	15,188,343	35,374
	CapitaLand Mall Trust	16,702,034	31,163
	City Developments Ltd.	3,628,590	28,736
	CapitaLand Commercial Trust	16,786,187	25,280
	Mapletree Logistics Trust	16,918,396	20,882
	Mapletree Commercial Trust	11,471,597	19,636
	Suntec REIT	13,663,427	18,666
	UOL Group Ltd.	3,173,178	18,169
	Mapletree Industrial Trust	8,486,834	15,897
	Mapletree North Asia Commercial Trust	12,505,966	11,756
	Keppel REIT	11,420,015	10,151
	Keppel DC REIT	6,829,964	10,032
	Fortune REIT	8,307,861	9,746
	Frasers Centrepoint Trust	4,268,933	8,627
	Frasers Logistics & Industrial Trust	9,134,750	8,454
	Manulife US REIT	8,685,310	7,947
	Ascott Residence Trust	7,011,150	7,106
	OUE Commercial REIT	14,813,667	5,877
	CDL Hospitality Trusts	4,758,406	5,734
	Ascendas India Trust	4,740,600	5,676
	Parkway Life REIT	2,314,555	5,562
	CapitaLand Retail China Trust	4,406,358	4,920
	Frasers Commercial Trust	3,960,467	4,774
	ESR-REIT	12,088,190	4,755
	Starhill Global REIT	7,962,668	4,327
	Ascendas Hospitality Trust	4,793,300	4,053
	SPH REIT	4,721,600	3,956
	Yanlord Land Group Ltd.	3,874,204	3,439
	Wing Tai Holdings Ltd.	2,208,900	3,294
	Cache Logistics Trust	5,712,342	3,045
	Far East Hospitality Trust	4,987,192	2,675
*	ARA US Hospitality Trust	3,034,400	2,625
	AIMS APAC REIT	2,596,276	2,614
	First REIT	3,315,554	2,484
	Frasers Hospitality Trust	4,216,600	2,277
	Lippo Malls Indonesia Retail Trust	11,030,906	1,946
	Soilbuild Business Space REIT	4,773,048	1,771
	OUE Ltd.	1,635,700	1,742
	Sabana Shari’ah Compliant Industrial REIT	4,931,972	1,667
	Chip Eng Seng Corp. Ltd.	3,425,575	1,549
	Oxley Holdings Ltd.	4,342,000	1,083
*	Ying Li International Real Estate Ltd.	6,091,400	443
	Frasers Property Ltd.	96,600	131
*	Mapletree Commercial Trust Rights 11/07/2019	814,483	54
			409,263

16

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
South Africa (1.7%)
	Growthpoint Properties Ltd.	17,476,341	25,592
	NEPI Rockcastle plc	2,722,306	23,707
	Redefine Properties Ltd.	32,041,546	15,986
	Fortress REIT Ltd. Class A	6,987,902	9,724
	Resilient REIT Ltd.	1,530,332	6,829
	Vukile Property Fund Ltd.	5,179,336	6,633
	Hyprop Investments Ltd.	1,506,197	5,886
	Equites Property Fund Ltd.	3,206,186	4,466
	Attacq Ltd.	4,400,025	3,819
	SA Corporate Real Estate Ltd.	14,898,147	3,045
^	Fortress REIT Ltd. Class B	5,120,343	3,043
	Stor-Age Property REIT Ltd.	2,308,901	2,293
	Emira Property Fund Ltd.	2,439,036	2,052
*	Arrowhead Properties Ltd. Class B	5,375,931	1,245
^	Rebosis Property Fund Ltd.	2,661,775	53
	Octodec Investments Ltd.	1,282	1
	Delta Property Fund Ltd.	16,518	1
			114,375
South Korea (0.1%)
*	Mirae Asset Asia Pacific
	Real Estate Investment Co.	546,451	2,392
	Shinhan Alpha REIT Co. Ltd.	198,071	1,457
^	SK D&D Co. Ltd.	45,659	1,134
	Dongwon Development Co. Ltd.	223,544	846
			5,829
Spain (0.9%)
	Merlin Properties Socimi SA	2,155,210	31,727
	Inmobiliaria Colonial Socimi SA	1,434,199	18,533
	Lar Espana Real Estate Socimi SA	373,660	3,387
*,2	Aedas Homes SAU	135,515	3,131
2	Metrovacesa SA	268,016	2,530
^,*	Quabit Inmobiliaria SA	723,831	634
			59,942
Sweden (2.6%)
	Castellum AB	1,510,508	30,868
	Fabege AB	1,614,949	24,118
*	Fastighets AB Balder Class B	565,845	21,946
^	Wallenstam AB	1,234,086	13,516
	Wihlborgs Fastigheter AB	786,580	11,901
	Hufvudstaden AB Class A	680,568	11,389
	Hemfosa Fastigheter AB	997,146	10,276
	Kungsleden AB	1,053,348	9,572
*	Nyfosa AB	986,363	6,592
	Atrium Ljungberg AB	288,929	5,753
	Klovern AB	3,117,473	5,445
	Catena AB	131,932	4,833
*	Hembla AB Class B	206,997	4,617
	Dios Fastigheter AB	505,982	4,215
*	Samhallsbyggnadsbolaget i Norden AB Ordinary Shares	1,800,036	4,124
	Sagax AB	535,809	2,035
	Samhallsbyggnadsbolaget i Norden AB	456,733	1,609
^,*,§	Victoria Park AB Class B	99,167	390
			173,199
Switzerland (1.6%)
	Swiss Prime Site AG	446,740	46,046
	PSP Swiss Property AG	242,751	32,132
	Allreal Holding AG	83,442	16,259
	Mobimo Holding AG	38,814	10,946
	Intershop Holding AG	7,880	4,334
			109,717
Taiwan (0.6%)
	Highwealth Construction Corp.	5,187,544	7,962
	Ruentex Development Co. Ltd.	3,879,324	5,917
	Huaku Development Co. Ltd.	1,358,854	3,730
	Chong Hong Construction Co. Ltd.	1,269,297	3,416
	Prince Housing & Development Corp.	6,928,478	2,561
*	Hung Sheng Construction Ltd.	3,165,000	2,178
	Kindom Development Co. Ltd.	2,063,000	2,152
	Cathay Real Estate Development Co. Ltd.	2,781,100	2,000
	Farglory Land Development Co. Ltd.	1,367,631	1,738
	Radium Life Tech Co. Ltd.	3,576,125	1,427

17

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Kuoyang Construction Co. Ltd.	2,347,887	1,144
*	Taiwan Land Development Corp.	3,960,450	1,124
	KEE TAI Properties Co. Ltd.	2,412,869	971
	Hong Pu Real Estate Development Co. Ltd.	1,303,194	952
*	Shining Building Business Co. Ltd.	2,412,869	942
	Huang Hsiang Construction Corp.	762,000	913
	ZongTai Real Estate Development Co. Ltd.	948,516	836
*	San Far Property Ltd.	964,000	740
*	King’s Town Construction Co. Ltd.	762,000	731
	Advancetek Enterprise Co. Ltd.	1,134,000	639
	Hung Ching Development & Construction Co. Ltd.	768,000	597
	Long Bon International Co. Ltd.	924,000	491
	Sweeten Real Estate Development Co. Ltd.	137,000	103
			43,264
Thailand (1.4%)
	Central Pattana PCL	7,936,800	16,825
	CPN Retail Growth Leasehold REIT (Foreign)	9,450,035	11,034
	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	10,128,430	8,218
	Land & Houses PCL (Foreign)	21,095,600	6,778
^	WHA Corp. PCL (Foreign)	42,396,086	6,572
	WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust	6,445,496	3,693
	IMPACT Growth REIT (Foreign)	3,906,200	3,589
	Frasers Property Thailand Industrial Freehold & Leasehold REIT	5,653,200	3,182
^	MBK PCL (Foreign)	4,030,400	3,030
	Amata Corp. PCL (Foreign)	3,086,700	2,535
	Supalai PCL	4,410,381	2,367
	Bangkok Land PCL	50,015,295	2,269
^	Quality Houses PCL (Foreign)	25,038,600	2,156
	Pruksa Holding PCL (Foreign)	3,614,200	1,892
^	Singha Estate PCL (Foreign)	15,605,600	1,644
	Origin Property PCL	6,448,198	1,474
	Samui Airport Property Fund Leasehold	1,728,075	1,391
§	Pruksa Real Estate PCL (Foreign)	3,024,500	1,344
	Asian Property Development PCL (Foreign)	5,519,820	1,207
^	Siam Future Development PCL	6,094,160	1,120
	U City PCL	16,109,924	1,019
^,*	S Prime Growth Leasehold REIT	2,114,200	959
^	Ananda Development PCL (Foreign)	9,174,700	881
	Hemaraj Leasehold REIT	2,727,500	881
	Noble Development PCL	1,306,900	819
	Platinum Group PCL	5,232,300	783
^	Sansiri PCL (Foreign)	20,529,400	775
	Univentures PCL	3,798,400	679
	Property Perfect PCL (Foreign)	24,849,900	650
^	Frasers Property Thailand PCL NVDR	1,182,000	603
	LPN Development PCL	3,360,600	523
	Sansiri PCL	13,342,700	504
	SC Asset Corp. PCL (Foreign)	6,201,237	472
*	Country Group Development PCL	15,318,100	457
^	SC Asset Corp. PCL NVDR	4,237,400	323
*	Grand Canal Land PCL	788,900	59
*	PACE Development Corp. PCL Warrants Exp. 11/29/2019	11,308,800	30
*	WHA Corp. PCL	57,800	9
	Frasers Property Thailand PCL	11,223	6
*	PACE Development Corp. PCL	109,900	—
*	Property Perfect PCL	3,106,237	—
			92,752

18

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
Turkey (0.0%)
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	11,430,858	2,418
*	Is Gayrimenkul Yatirim Ortakligi AS	3,219,481	523
			2,941
United Arab Emirates (0.8%)
	Emaar Properties PJSC	20,374,157	23,679
	Aldar Properties PJSC	22,374,346	14,309
	Emaar Malls PJSC	11,337,009	6,011
	Emaar Development PJSC	4,944,508	5,451
*	DAMAC Properties Dubai Co. PJSC	9,837,842	2,309
*	Deyaar Development PJSC	9,121,738	905
*	Eshraq Properties Co. PJSC	7,035,885	704
*	RAK Properties PJSC	5,511,338	688
			54,056
United Kingdom (6.9%)
	Segro plc	6,379,509	69,788
	Land Securities Group plc	4,420,639	53,846
	British Land Co. plc	5,540,862	44,549
	Derwent London plc	619,330	28,502
	UNITE Group plc	1,707,548	24,870
	Tritax Big Box REIT plc	10,041,057	19,557
	Hammerson plc	4,533,148	17,029
	Capital & Counties Properties plc	4,974,521	16,442
	Shaftesbury plc	1,302,104	15,956
	Great Portland Estates plc	1,546,119	15,781
	LondonMetric Property plc	4,939,162	14,828
	Assura plc	14,125,331	13,690
	Big Yellow Group plc	911,688	13,493
	Primary Health Properties plc	7,139,585	13,084
	Grainger plc	3,608,200	11,999
	Safestore Holdings plc	1,230,982	11,177
	Workspace Group plc	752,909	9,894
	F&C Commercial Property Trust Ltd.	4,620,368	7,033
	St. Modwen Properties plc	1,152,920	6,730
	UK Commercial Property REIT Ltd.	4,969,057	5,649
	LXI REIT plc	3,061,067	4,971
	NewRiver REIT plc	1,803,316	4,698
	Empiric Student Property plc	3,534,244	4,302
	Civitas Social Housing plc	3,662,492	4,037
	Picton Property Income Ltd.	3,217,612	3,870
	Urban & Civic plc	845,507	3,614
	Hansteen Holdings plc	2,514,142	3,338
2	Regional REIT Ltd.	2,376,761	3,245
	MAS Real Estate Inc.	2,565,707	3,204
^,*	Intu Properties plc	5,463,077	3,180
	Helical plc	609,740	3,092
	Redefine International plc	1,570,395	2,627
	Schroder REIT Ltd.	3,329,043	2,378
2	Triple Point Social Housing Reit plc	2,068,066	2,374
	U & I Group plc	733,944	1,318
	Capital & Regional plc	3,353,533	1,135
	AEW UK REIT plc	884,490	1,074
			466,354
United States (0.1%)
	Brookfield Property REIT Inc. Class A	433,368	8,191
Total Common Stocks
(Cost $6,392,963)			6,778,975
Temporary Cash Investments (1.5%)[1]
Money Market Fund (1.5%)
5,6	Vanguard Market Liquidity Fund, 1.984%	989,307	98,940

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
7	United States Treasury Bill, 1.954%, 11/7/19	2,000	2,000
7	United States Treasury Bill, 1.817%, 1/30/20	700	697
			2,697
Total Temporary Cash Investments
(Cost $101,624)			101,637
Total Investments (101.3%)
(Cost $6,494,587)			6,880,612

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Global ex-U.S. Real Estate Index Fund

Amount
($000)
Other Assets and Liabilities (-1.3%)
Other Assets
Investment in Vanguard	306
Receivables for Investment Securities Sold	5
Receivables for Accrued Income	23,675
Receivables for Capital Shares Issued	102
Variation Margin Receivable—Futures Contracts	10
Unrealized Appreciation—Forward Currency Contracts	129
Other Assets[6]	16,414
Total Other Assets	40,641
Liabilities
Payables for Investment Securities Purchased	(967)
Collateral for Securities on Loan	(99,499)
Payables for Capital Shares Redeemed	(166)
Payables to Vanguard	(1,009)
Variation Margin Payable—Futures Contracts	(87)
Unrealized Depreciation—Forward Currency Contracts	(10)
Other Liabilities	(25,145)
Total Liabilities	(126,883)
Net Assets (100%)	6,794,370

At October 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	6,612,952
Total Distributable Earnings (Loss)	181,418
Net Assets	6,794,370

ETF Shares—Net Assets
Applicable to 97,795,265 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,944,546
Net Asset Value Per Share—ETF Shares	$60.79

Admiral Shares—Net Assets
Applicable to 16,761,081 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	617,451
Net Asset Value Per Share—Admiral Shares	$36.84
Institutional Shares—Net Assets
Applicable to 1,893,441 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	232,373
Net Asset Value Per Share— Institutional Shares	$122.73

•    See Note A in Notes to Financial Statements.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $91,875,000.

*     Non-income-producing security.

§   Security value determined using significant unobservable inputs.

1   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.3%, respectively, of net assets.

2   Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2019, the aggregate value of these securities was $88,704,000, representing 1.3% of net assets.

3   “Other” represents securities that are not classified by the fund’s benchmark index.

4   Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

5   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

6   Collateral of $99,499,000 was received for securities on loan, of which $98,936,000 is held in Vanguard Market Liquidity Fund and $563,000 is held in cash.

7   Securities with a value of $947,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

NVDR—Non-Voting Depository Receipt.

REIT—Real Estate Investment Trust.

20

Global ex-U.S. Real Estate Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
MSCI Emerging Market Index	December 2019	220		11,455	168
Topix Index	December 2019	20		3,090	254
					422

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
Bank of America, N.A.	12/16/19	JPY	589,712	USD	5,488	—	(10)
Bank of America, N.A.	12/24/19	GBP	2,500	USD	3,116	129	—
						129	(10)

GBP—British pound.

JPY—Japanese yen.

USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Global ex-U.S. Real Estate Index Fund

Statement of Operations

Year Ended
October 31, 2019
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	231,523
Dividends—Affiliated Issuers	438
Interest—Unaffiliated Issuers	79
Interest—Affiliated Issuers	566
Securities Lending—Net	3,162
Total Income	235,768
Expenses
The Vanguard Group—Note B
Investment Advisory Services	958
Management and Administrative—Investor Shares	86
Management and Administrative—ETF Shares	4,779
Management and Administrative—Admiral Shares	475
Management and Administrative—Institutional Shares	161
Marketing and Distribution—Investor Shares	3
Marketing and Distribution—ETF Shares	269
Marketing and Distribution—Admiral Shares	29
Marketing and Distribution—Institutional Shares	8
Custodian Fees	648
Auditing Fees	38
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—ETF Shares	300
Shareholders’ Reports—Admiral Shares	4
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	3
Total Expenses	7,763
Net Investment Income	228,005
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers[2]	9,376
Investment Securities Sold—Affiliated Issuers	341
Futures Contracts	(3,822)
Forward Currency Contracts	(594)
Foreign Currencies	(345)
Realized Net Gain (Loss)	4,956
Change in Unrealized Appreciation (Depreciation)
Investment Securities Sold—Unaffiliated Issuers	883,257

See accompanying Notes, which are an integral part of the Financial Statements.

22

Global ex-U.S. Real Estate Index Fund

Statement of Operations (continued)

Year Ended
October 31, 2019
($000)
Investment Securities Sold—Affiliated Issuers	1,994
Futures Contracts	4,511
Forward Currency Contracts	495
Foreign Currencies	(178)
Change in Unrealized Appreciation (Depreciation)	890,079
Net Increase (Decrease) in Net Assets Resulting from Operations	1,123,040

1   Dividends are net of foreign withholding taxes of $21,135,000.

2   Includes $118,574,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

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Global ex-U.S. Real Estate Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	228,005	296,740
Realized Net Gain (Loss)	4,956	37,970
Change in Unrealized Appreciation (Depreciation)	890,079	(802,548)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,123,040	(467,838)
Distributions
Net Investment Income
Investor Shares	(1,426)	(2,637)
ETF Shares	(218,936)	(284,755)
Admiral Shares	(19,819)	(24,016)
Institutional Shares	(7,705)	(7,330)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(247,886)	(318,738)
Capital Share Transactions
Investor Shares	(56,179)	1,905
ETF Shares	(96,341)	852,990
Admiral Shares	70,373	82,863
Institutional Shares	90,770	(26,347)
Net Increase (Decrease) from Capital Share Transactions	8,623	911,411
Total Increase (Decrease)	883,777	124,835
Net Assets
Beginning of Period	5,910,593	5,785,758
End of Period	6,794,370	5,910,593

See accompanying Notes, which are an integral part of the Financial Statements.

24

Global ex-U.S. Real Estate Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Nov. 1, 2018 to Oct. 10,	Year Ended October 31,
Throughout Each Period	2019[1]	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$21.19	$23.79	$21.35	$21.44	$22.63
Investment Operations
Net Investment Income	.695 [2]	1.031 [2]	.711 [2]	.655 [2]	.683
Net Realized and Unrealized Gain (Loss) on Investments	2.514	(2.505)	2.530	(.088)	(1.103)
Total from Investment Operations	3.209	(1.474)	3.241	.567	(.420)
Distributions
Dividends from Net Investment Income	(.849)	(1.126)	(.801)	(.657)	(.770)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.849)	(1.126)	(.801)	(.657)	(.770)
Net Asset Value, End of Period	$23.55[1]	$21.19	$23.79	$21.35	$21.44

Total Return[3]	15.56%	-6.61%	15.88%	2.72%	-1.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	—	$51	$56	$59	$58
Ratio of Total Expenses to Average Net Assets	0.31%[4]	0.31%	0.34%	0.35%	0.36%
Ratio of Net Investment Income to Average Net Assets	3.26%[4]	4.32%	3.24%	3.10%	2.97%
Portfolio Turnover Rate[5]	7%[6]	7%	6%	7%	12%

1   Net asset value as of October 10, 2019, on which date the Investor Shares were converted to Admiral Shares.

2   Calculated based on average shares outstanding.

3   Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

4   Annualized.

5   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

6   Reflects the fund’s portfolio turnover for the fiscal year ended October 31, 2019.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Global ex-U.S. Real Estate Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding		Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$52.99	$59.49	$53.35	$53.58	$56.54
Investment Operations
Net Investment Income	2.033 [1]	2.672 [1]	1.900 [1]	1.752 [1]	1.802
Net Realized and Unrealized Gain (Loss) on Investments	7.969	(6.240)	6.325	(.241)	(2.747)
Total from Investment Operations	10.002	(3.568)	8.225	1.511	(.945)
Distributions
Dividends from Net Investment Income	(2.202)	(2.932)	(2.085)	(1.741)	(2.015)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.202)	(2.932)	(2.085)	(1.741)	(2.015)
Net Asset Value, End of Period	$60.79	$52.99	$59.49	$53.35	$53.58

Total Return	19.47%	-6.42%	16.13%	2.92%	-1.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,945	$5,270	$5,122	$3,616	$3,111
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.14%	0.15%	0.18%
Ratio of Net Investment Income to Average Net Assets	3.54%	4.51%	3.44%	3.30%	3.15%
Portfolio Turnover Rate[2]	7%	7%	6%	7%	12%

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Global ex-U.S. Real Estate Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding		Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$32.11	$36.05	$32.33	$32.47	$34.27
Investment Operations
Net Investment Income	1.236 [1]	1.620 [1]	1.141 [1]	1.058 [1]	1.090
Net Realized and Unrealized Gain (Loss) on Investments	4.828	(3.784)	3.844	(.139)	(1.673)
Total from Investment Operations	6.064	(2.164)	4.985	.919	(.583)
Distributions
Dividends from Net Investment Income	(1.334)	(1.776)	(1.265)	(1.059)	(1.217)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.334)	(1.776)	(1.265)	(1.059)	(1.217)
Net Asset Value, End of Period	$36.84	$32.11	$36.05	$32.33	$32.47

Total Return[2]	19.46%	-6.43%	16.15%	2.91%	-1.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$617	$475	$453	$373	$349
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.14%	0.15%	0.18%
Ratio of Net Investment Income to Average Net Assets	3.55%	4.51%	3.44%	3.30%	3.15%
Portfolio Turnover Rate[3]	7%	7%	6%	7%	12%

1   Calculated based on average shares outstanding.

2   Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Global ex-U.S. Real Estate Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding		Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$106.98	$120.11	$107.71	$108.17	$114.14
Investment Operations
Net Investment Income	4.143 [1]	5.543 [1]	3.889 [1]	3.559 [1]	3.657
Net Realized and Unrealized Gain (Loss) on Investments	16.064	(12.740)	12.741	(.483)	(5.541)
Total from Investment Operations	20.207	(7.197)	16.630	3.076	(1.884)
Distributions
Dividends from Net Investment Income	(4.457)	(5.933)	(4.230)	(3.536)	(4.086)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.457)	(5.933)	(4.230)	(3.536)	(4.086)
Net Asset Value, End of Period	$122.73	$106.98	$120.11	$107.71	$108.17

Total Return[2]	19.46%	-6.42%	16.17%	2.93%	-1.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$232	$115	$156	$165	$167
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.12%	0.13%	0.16%
Ratio of Net Investment Income to Average Net Assets	3.57%	4.52%	3.46%	3.32%	3.17%
Portfolio Turnover Rate[3]	7%	7%	6%	7%	12%

1   Calculated based on average shares outstanding.

2   Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Global ex-U.S. Real Estate Index Fund

Notes to Financial Statements

Vanguard Global ex-U.S. Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Prior to October 10, 2019, the fund offered Investor Shares. Effective at the close of business on October 10, 2019, the remaining Investor Shares were converted to Admiral Shares.

A.           The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated

29

Global ex-U.S. Real Estate Index Fund

clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended October 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

30

Global ex-U.S. Real Estate Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other

31

Global ex-U.S. Real Estate Index Fund

amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.           In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2019, the fund had contributed to Vanguard capital in the amount of $306,000, representing less than 0.01% of the fund’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.           Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

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Global ex-U.S. Real Estate Index Fund

The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	307,525	6,467,529	3,921
Temporary Cash Investments	98,940	2,697	—
Futures Contracts—Assets[1]	10	—	—
Futures Contracts—Liabilities[1]	(87)	—	—
Forward Currency Contracts—Assets	—	129	—
Forward Currency Contracts—Liabilities	—	(10)	—
Total	406,388	6,470,345	3,921

1 Represents variation margin on the last day of the reporting period.

D.           At October 31, 2019, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	10	—	10
Unrealized Appreciation—Forward Currency Contracts	—	129	129
Total Assets	10	129	139

Variation Margin Payable—Futures Contracts	(87)	—	(87)
Unrealized Depreciation—Forward Currency Contracts	—	(10)	(10)
Total Liabilities	(87)	(10)	(97)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2019, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(3,822)	—	(3,822)
Forward Currency Contracts	—	(594)	(594)
Realized Net Gain (Loss) on Derivatives	(3,822)	(594)	(4,416)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	4,511	—	4,511
Forward Currency Contracts	—	495	495
Change in Unrealized Appreciation (Depreciation) on Derivatives	4,511	495	5,006

33

Global ex-U.S. Real Estate Index Fund

E.           Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, the expiration of capital loss carryforwards, foreign currency transactions, and passive foreign investment companies were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	103,106
Total Distributable Earnings (Loss)	(103,106)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales, the realization of unrealized gains or losses on certain futures contracts and forward currency contracts, unrealized gains on passive foreign investment companies, and partnership adjustments. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	373,774
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(244,734)
Net Unrealized Gains (Losses)	52,946

As of October 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	6,827,551
Gross Unrealized Appreciation	751,450
Gross Unrealized Depreciation	(698,135)
Net Unrealized Appreciation (Depreciation)	53,315

F.            During the year ended October 31, 2019, the fund purchased $1,049,857,000 of investment securities and sold $1,014,467,000 of investment securities, other than temporary cash investments. Purchases and sales include $407,950,000 and $553,638,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

34

Global ex-U.S. Real Estate Index Fund

G.          Capital share transactions for each class of shares were:

	Year Ended October 31,
	2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	6,420	274	11,117	463
Issued in Lieu of Cash Distributions	1,213	58	2,293	98
Redeemed[2,3]	(63,812)	(2,743)	(11,505)	(484)
Net Increase (Decrease)—Investor Shares	(56,179)	(2,411)	1,905	77
ETF Shares
Issued[1]	482,975	8,342	1,222,061	20,065
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	(579,316)	(10,000)	(369,071)	(6,700)
Net Increase (Decrease)—ETF Shares	(96,341)	(1,658)	852,990	13,365
Admiral Shares
Issued[1,3]	145,581	4,167	136,046	3,715
Issued in Lieu of Cash Distributions	16,080	490	20,084	564
Redeemed[2]	(91,288)	(2,674)	(73,267)	(2,064)
Net Increase (Decrease)—Admiral Shares	70,373	1,983	82,863	2,215
Institutional Shares
Issued[1]	95,873	861	5,719	47
Issued in Lieu of Cash Distributions	3,296	30	3,800	32
Redeemed[2]	(8,399)	(73)	(35,866)	(300)
Net Increase (Decrease)—Institutional Shares	90,770	818	(26,347)	(221)

1   Includes purchase fees for fiscal 2019 and 2018 of $462,000 and $350,000, respectively (fund totals).

2   Net of redemption fees for fiscal 2019 and 2018 of $230,000 and $227,000, respectively (fund totals).

3   In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019. Investor Shares—Redeemed and Admiral Shares—Issued include 2,294,000 and 1,514,000 shares, respectively, in the amount of $53,445,000 from the conversion during the year ended October 31, 2019.

At October 31, 2019, one shareholder was the record or beneficial owner of 29% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

35

Global ex-U.S. Real Estate Index Fund

H.           Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

			Current Period Transactions
	Oct. 31,		Proceeds	Realized				Oct. 31,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	177,342	NA1	NA1	10	3	566	—	98,940
Vanguard Real Estate ETF	11,483	—	2,752	331	1,991	438	—	11,053
Total	188,825			341	1,994	1,004	—	109,993

1 Not applicable—purchases and sales are for temporary cash investment purposes.

I.                Management has determined that no events or transactions occurred subsequent to October 31, 2019, that would require recognition or disclosure in these financial statements.

36

Report of Independent Registered

Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard Global ex-U.S. Real Estate Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of Vanguard Global ex-U.S. Real Estate Index Fund (one of the funds constituting Vanguard International Equity Index Funds, referred to hereafter as the “Fund”) as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 13, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

37

Special 2019 tax information (unaudited) for Vanguard Global ex-U.S. Real Estate Index Fund

This information for the fiscal year ended October 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $55,171,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $252,227,000 and foreign taxes paid of $18,513,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2020 to determine the calendar-year amounts to be included on their 2019 tax returns.

38

The S&P Global ex-U.S. Property Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by Vanguard. Standard & Poor’s®, and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Vanguard. Vanguard Global ex-U.S. Real Estate Index Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of the Vanguard Global ex-U.S. Real Estate Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Global ex-U.S. Real Estate Index Fund particularly or the ability of the S&P Global ex-U.S. Property Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P Global ex-U.S. Property Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P Global ex-U.S. Property Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or the Vanguard Global ex-U.S. Real Estate Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard Global ex-U.S. Real Estate Index Fund into consideration in determining, composing or calculating the S&P Global ex-U.S. Property Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of Vanguard Global ex-U.S. Real Estate Index Fund or the timing of the issuance or sale of Vanguard Global ex-U.S. Real Estate Index Fund or in the determination or calculation of the equation by which Vanguard Global ex-U.S. Real Estate Index Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard Global ex-U.S. Real Estate Index Fund. There is no assurance that investment products based on the S&P Global ex-U.S. Property Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P GLOBAL EX-U.S. PROPERTY INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE VANGUARD GLOBAL EX-U.S. REAL ESTATE INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P GLOBAL EX-U.S. PROPERTY INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

39

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation.

1   Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation and Oxfam America. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Board of advisors and investment committee member of the Museum of Fine Arts Boston. Board member (2018–present) of RIT Capital Partners (investment firm); investment committee member of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (October 2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (May 2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

P.O. Box 2600 Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

© 2019 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q7380 122019

Annual Report | October 31, 2019 Vanguard Emerging Markets Stock Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our Chairman	1
Your Fund’s Performance at a Glance	2
About Your Fund’s Expenses	3
Performance Summary	5
Financial Statements	8

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our Chairman

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Recent volatility in financial markets—affecting stocks, bonds, and commodities—has been a good reminder of the wise old adage, “Never keep all your eggs in one basket.” Maintaining balance and diversification in your investment portfolio can help to both limit risk and set you up for long-term success.

It’s understandable why some investors might become complacent after a long market run-up like the one that lifted stock prices, especially U.S. stock prices, in the years following the global financial crisis. But failing to rebalance regularly can leave a portfolio with a much different mix of assets than intended and, often, more risk than intended.

Balance across and diversification within asset classes are powerful tools for managing risk and achieving your investment goals. A portfolio’s allocation will determine a large portion of its long-term return and also the majority of its volatility risk. A well-diversified portfolio is less vulnerable to significant swings in the performance of any one segment of the asset classes in which it invests.

Balance and diversification will never eliminate the risk of loss, nor will they guarantee positive returns in a declining market. But they should reduce the chance that you’ll suffer disproportionate losses in one particular high-flying asset class or sector when it comes back to earth. And exposure to all key market components should give you at least some participation in the sectors that are performing best at any given time.

Vanguard is committed to helping you achieve balance and diversification in your portfolios to help meet your investment goals. We thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

November 18, 2019

1

Your Fund’s Performance at a Glance

•     Global markets made strong gains during the 12 months ended October 31, 2019, with emerging markets stocks leading the way. Vanguard Emerging Markets Stock Index Fund returned 13.83% for Admiral Shares, less than its benchmark in part because of differences in the prices of securities used by the fund to calculate its net asset value and the quoted or published prices for the same securities.1

•     The global economy showed signs of slowing, prompting many central banks around the world to lean toward more accommodative monetary policy. China, which accounts for about one-third of the index, performed better than might have been expected given trade tensions with the United States and some softening in manufacturing. Other Asian markets, including Taiwan and Indonesia, posted some of the fund’s strongest returns. Elsewhere, Russia and Colombia also did well. A few of the smaller index constituents, including Pakistan and Chile, posted negative returns.

•     All but one of the fund’s industry sectors, basic materials, finished in positive territory. Financials, technology, and consumer services contributed most to performance.

•     For the ten years ended October 31, 2019, the fund’s annualized return for Admiral Shares was 3.69%, in line with its benchmark index.

Market Barometer
	Average Annual Total Returns
	Periods Ended October 31, 2019
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	14.15%	14.73%	10.55%
Russell 2000 Index (Small-caps)	4.90	10.96	7.37
Russell 3000 Index (Broad U.S. market)	13.49	14.47	10.31
FTSE All-World ex US Index (International)	11.52	8.21	4.16

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	11.51%	3.29%	3.24%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	9.42	3.62	3.55
FTSE Three-Month U.S. Treasury Bill Index	2.35	1.57	0.98

CPI
Consumer Price Index	1.76%	2.11%	1.62%

1 See Note 1 in the Notes to Financial Statements.

2

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

3

Six Months Ended October 31, 2019
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Emerging Markets Stock Index Fund	4/30/2019	10/31/2019	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$987.03	$1.45
FTSE Emerging Markets ETF Shares	1,000.00	988.63	0.40
Admiral™ Shares	1,000.00	987.62	0.70
Institutional Shares	1,000.00	988.27	0.50
Institutional Plus Shares	1,000.00	988.22	0.40
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.74	$1.48
FTSE Emerging Markets ETF Shares	1,000.00	1,024.80	0.41
Admiral Shares	1,000.00	1,024.50	0.71
Institutional Shares	1,000.00	1,024.70	0.51
Institutional Plus Shares	1,000.00	1,024.80	0.41

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.29% for Investor Shares, 0.08% for FTSE Emerging Markets ETF Shares, 0.14% for Admiral Shares, 0.10% for Institutional Shares, and 0.08% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

4

Emerging Markets Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2009, Through October 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Emerging Markets Stock Index Fund Investor Shares	13.66%	2.15%	3.53%	$14,145
Spliced Emerging Markets Index	14.24	2.37	3.66	14,321
FTSE Global All Cap ex US Index	11.18	4.15	5.35	16,834

Spliced Emerging Markets Index: Select Emerging Markets Index through August 23, 2006; MSCI Emerging Markets Index through January 9, 2013; FTSE Emerging Transition Index through June 27, 2013; FTSE Emerging Index through November 1, 2015; FTSE Emerging Markets All Cap China A Transition Index through September 18, 2016; and FTSE Emerging Markets All Cap China A Inclusion Index thereafter. Benchmark returns are adjusted for withholding taxes.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
FTSE Emerging Markets
ETF Shares Net Asset Value	13.95%	2.35%	3.71%	$14,391
FTSE Emerging Markets
ETF Shares Market Price	13.86	2.31	3.74	14,443
Spliced Emerging Markets Index	14.24	2.37	3.66	14,321
FTSE Global All Cap ex US Index	11.18	4.15	5.35	16,834

See Financial Highlights for dividend and capital gains information.

5

Emerging Markets Stock Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Emerging Markets Stock Index Fund Admiral Shares	13.83%	2.32%	3.69%	$14,373
Spliced Emerging Markets Index	14.24	2.37	3.66	14,321
FTSE Global All Cap ex US Index	11.18	4.15	5.35	16,834

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Emerging Markets Stock Index Fund Institutional Shares	13.88%	2.35%	3.74%	$7,217,225
Spliced Emerging Markets Index	14.24	2.37	3.66	7,160,598
FTSE Global All Cap ex US Index	11.18	4.15	5.35	8,417,210

			Since	Final Value
	One	Five	Inception	of a $100,000,000
	Year	Years	(12/15/2010)	Investment
Emerging Markets Stock Index Fund Institutional Plus Shares	13.93%	2.38%	1.52%	$114,352,020
Spliced Emerging Markets Index	14.24	2.37	1.51	114,274,760
FTSE Global All Cap ex US Index	11.18	4.15	4.24	144,588,220

“Since Inception” performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: October 31, 2009, Through October 31, 2019

	One	Five	Ten
	Year	Years	Years
FTSE Emerging Markets ETF Shares Market Price	13.86%	12.07%	44.43%
FTSE Emerging Markets ETF Shares Net Asset Value	13.95	12.30	43.91
Spliced Emerging Markets Index	14.24	12.45	43.21

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

6

Emerging Markets Stock Index Fund

Sector Diversification

As of October 31, 2019

Basic Materials	6.7%
Consumer Goods	8.7
Consumer Services	11.8
Financials	29.0
Health Care	3.2
Industrials	9.4
Oil & Gas	7.9
Technology	16.2
Telecommunications	4.0
Utilities	3.1

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

7

Emerging Markets Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of October 31, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
Brazil
*	Vale SA	36,847,427	433,661	0.5%
	Petroleo Brasileiro SA	52,137,977	425,112	0.5%
	B3 SA - Brasil Bolsa Balcao	29,692,355	358,189	0.4%
	Itau Unibanco Holding SA Preference Shares	38,452,491	347,372	0.4%
	Banco Bradesco SA Preference Shares	37,713,757	330,730	0.4%
	Ambev SA	61,962,335	268,521	0.3%
	Itau Unibanco Holding SA ADR	28,679,445	258,975	0.3%
	Itausa - Investimentos Itau SA Preference Shares	65,903,255	225,292	0.3%
	Petroleo Brasileiro SA Preference Shares	26,893,886	203,791	0.2%
	Petroleo Brasileiro SA ADR	11,810,190	178,216	0.2%
	Banco do Brasil SA	12,544,119	150,604	0.2%
	IRB Brasil Resseguros SA	12,468,999	117,492	0.1%
	BB Seguridade Participacoes SA	10,263,536	86,935	0.1%
	Petrobras Distribuidora SA	10,337,821	72,897	0.1%
	Centrais Eletricas Brasileiras SA	4,495,174	44,341	0.1%
	Itau Unibanco Holding SA	4,391,092	34,128	0.0%
	Centrais Eletricas Brasileiras SA Preference Shares	2,937,151	30,020	0.0%
	Centrais Eletricas Brasileiras SA ADR Preferrence Shares	1,073,581	10,875	0.0%
	Centrais Eletricas Brasileiras SA ADR	449,147	4,406	0.0%
1	Brazil—Other †		3,722,427	4.3%
			7,303,984	8.4%

Chile †			824,283	0.9%

8

Emerging Markets Stock Index Fund

		Shares	Market Value• ($000)	Percentage of Net Assets
China
*	Alibaba Group Holding Ltd. ADR	20,964,466	3,703,792	4.3%
	Tencent Holdings Ltd.	85,699,982	3,476,241	4.0%
	China Construction Bank Corp.	1,385,862,603	1,110,451	1.3%
	Ping An Insurance Group Co. of China Ltd.	81,417,763	939,707	1.1%
	Industrial & Commercial Bank of China Ltd.	1,197,691,014	858,018	1.0%
	China Mobile Ltd.	79,128,949	643,057	0.8%
*	Meituan Dianping Class B	50,817,649	606,160	0.7%
	Bank of China Ltd.	1,177,883,735	480,324	0.6%
*	Baidu Inc. ADR	4,153,950	423,080	0.5%
*	JD.com Inc. ADR	11,935,842	371,801	0.4%
	CNOOC Ltd.	237,537,383	353,515	0.4%
	China Merchants Bank Co. Ltd.	66,510,795	317,205	0.4%
	NetEase Inc. ADR	1,070,172	305,919	0.4%
	China Life Insurance Co. Ltd.	114,215,134	293,726	0.4%
*	New Oriental Education & Technology Group Inc. ADR	2,051,382	250,392	0.3%
	China Petroleum & Chemical Corp.	400,690,822	227,903	0.3%
	Agricultural Bank of China Ltd.	505,489,343	208,011	0.3%
	China Overseas Land & Investment Ltd.	57,450,941	181,286	0.2%
	China Resources Land Ltd.	40,106,325	170,567	0.2%
	PetroChina Co. Ltd.	297,224,827	144,945	0.2%
	Ping An Insurance Group Co. of China Ltd. Class A	10,360,707	129,423	0.2%
	PICC Property & Casualty Co. Ltd.	100,692,207	127,428	0.2%
	China Resources Beer Holdings Co. Ltd.	23,531,124	120,645	0.2%
	China Shenhua Energy Co. Ltd.	55,365,360	112,444	0.1%
	CITIC Ltd.	73,112,026	96,178	0.1%
1	Postal Savings Bank of China Co. Ltd.	140,799,010	90,275	0.1%
	China Telecom Corp. Ltd.	207,357,743	88,212	0.1%
	China CITIC Bank Corp. Ltd.	126,955,476	73,591	0.1%
	China Resources Gas Group Ltd.	11,978,405	72,221	0.1%
*,^	Autohome Inc. ADR	832,345	70,383	0.1%
	Sinopharm Group Co. Ltd.	17,827,225	63,844	0.1%
*	Alibaba Health Information Technology Ltd.	57,355,912	57,728	0.1%
	China Communications Construction Co. Ltd.	73,457,670	55,919	0.1%
1	People’s Insurance Co. Group of China Ltd.	122,716,422	51,685	0.1%
	China Taiping Insurance Holdings Co. Ltd.	21,623,000	48,611	0.1%
	CRRC Corp. Ltd.	70,124,812	46,902	0.1%
1	CGN Power Co. Ltd.	165,466,514	42,975	0.1%
	Dongfeng Motor Group Co. Ltd.	42,446,430	42,579	0.1%
	China Oilfield Services Ltd.	28,854,348	40,173	0.1%
	Kunlun Energy Co. Ltd.	43,081,541	40,098	0.1%
	Industrial & Commercial Bank of China Ltd. Class A (XSSC)	45,559,579	38,240	0.1%
	China Railway Construction Corp. Ltd.	33,043,689	36,143	0.1%
	China Resources Cement Holdings Ltd.	32,765,076	35,881	0.1%
	China Resources Power Holdings Co. Ltd.	28,003,149	35,193	0.1%
*	Alibaba Pictures Group Ltd.	196,959,250	32,305	0.0%
	China Merchants Port Holdings Co. Ltd.	19,280,671	30,146	0.0%
1	China Galaxy Securities Co. Ltd.	58,969,375	30,068	0.0%
^ ,1	China International Capital Corp. Ltd.	15,940,740	29,067	0.0%
	Huaneng Renewables Corp. Ltd.	75,208,649	28,713	0.0%
	Zhuzhou CRRC Times Electric Co. Ltd.	7,572,479	28,098	0.0%
	China Railway Group Ltd.	46,033,604	27,745	0.0%
	China Cinda Asset Management Co. Ltd.	131,511,276	27,282	0.0%
	China Longyuan Power Group Corp. Ltd.	50,197,493	27,118	0.0%

9

Emerging Markets Stock Index Fund

		Shares	Market Value• ($000)	Percentage of Net Assets
	Ping An Bank Co. Ltd. Class A (XSHE)	11,357,604	26,224	0.0%
	China State Construction International Holdings Ltd .	26,783,728	24,667	0.0%
	Agricultural Bank of China Ltd. Class A (XSHG)	47,553,500	24,587	0.0%
	Air China Ltd.	27,548,808	24,323	0.0%
1	China Huarong Asset Management Co. Ltd.	163,093,113	24,078	0.0%
	Beijing Capital International Airport Co. Ltd.	25,294,447	23,957	0.0%
	China Yangtze Power Co. Ltd. Class A (XSHG)	8,999,991	22,835	0.0%
1	China Resources Pharmaceutical Group Ltd.	24,531,126	22,655	0.0%
*	Tencent Music Entertainment Group ADR	1,553,593	21,502	0.0%
	China Construction Bank Corp. Class A (XSSC)	20,121,788	20,836	0.0%
	China State Construction Engineering Corp. Ltd. Class A (XSSC)	27,324,970	20,348	0.0%
	Agricultural Bank of China Ltd. Class A (XSSC)	35,414,995	18,311	0.0%
	Bank of China Ltd. Class A (XSSC)	34,403,200	18,081	0.0%
	China Southern Airlines Co. Ltd.	29,363,638	18,072	0.0%
	AviChina Industry & Technology Co. Ltd.	36,755,476	17,362	0.0%
	China International Travel Service Corp. Ltd. Class A (XSHG)	1,316,282	16,889	0.0%
	China Reinsurance Group Corp.	95,556,940	15,589	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd.	55,760,131	15,400	0.0%
	China CITIC Bank Corp. Ltd. Class A (XSSC)	16,650,032	14,495	0.0%
	China Life Insurance Co. Ltd. Class A	3,029,098	14,380	0.0%
	China Coal Energy Co. Ltd.	35,706,653	14,239	0.0%
1	China Railway Signal & Communication Corp. Ltd.	23,433,798	13,990	0.0%
*	China Eastern Airlines Corp. Ltd.	27,358,558	13,645	0.0%
	China Power International Development Ltd.	64,768,063	13,526	0.0%
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSHE)	5,050,130	13,421	0.0%
*,^,1	China Literature Ltd.	3,239,364	12,690	0.0%
1	Sinopec Engineering Group Co. Ltd.	21,909,564	12,516	0.0%
	China Overseas Property Holdings Ltd.	19,496,311	11,905	0.0%
	China Petroleum & Chemical Corp. Class A	15,913,719	11,075	0.0%
	Metallurgical Corp. of China Ltd.	51,348,885	10,871	0.0%
	CRRC Corp. Ltd. Class A (XSSC)	10,483,035	10,717	0.0%
	Sinotrans Ltd.	35,615,836	10,472	0.0%
	China Agri-Industries Holdings Ltd.	31,751,908	10,461	0.0%
	Shanghai Baosight Software Co. Ltd. Class B	5,605,634	10,121	0.0%
	Shenwan Hongyuan Group Co. Ltd. Class A (XSHE)	14,548,981	9,895	0.0%
	China Yangtze Power Co. Ltd. Class A (XSSC)	3,568,328	9,053	0.0%
	Daqin Railway Co. Ltd. Class A (XSSC)	8,141,660	8,824	0.0%
^	Angang Steel Co. Ltd.	25,756,652	8,616	0.0%
	PetroChina Co. Ltd. Class A	10,277,690	8,583	0.0%
	Ping An Bank Co. Ltd. Class A (XSEC)	3,618,800	8,355	0.0%
	Baoshan Iron & Steel Co. Ltd. Class A (XSHG)	9,505,794	7,828	0.0%
	Huadian Fuxin Energy Corp. Ltd.	36,050,912	6,977	0.0%
	China Shenhua Energy Co. Ltd. Class A (XSSC)	2,544,548	6,662	0.0%
	China Railway Construction Corp. Ltd. Class A (XSSC)	4,983,177	6,642	0.0%
	China BlueChemical Ltd.	27,288,568	6,641	0.0%
	China State Construction Engineering Corp. Ltd. Class A (XSHG)	8,653,960	6,444	0.0%
	China National Nuclear Power Co. Ltd. Class A (XSHG)	8,479,747	6,092	0.0%
	Sinopec Kantons Holdings Ltd.	14,652,976	5,973	0.0%
	Dah Chong Hong Holdings Ltd.	12,692,570	5,791	0.0%
	China National Accord Medicines Corp. Ltd. Class B	1,494,949	5,347	0.0%
	China International Travel Service Corp. Ltd. Class A (XSSC)	411,498	5,280	0.0%

10

Emerging Markets Stock Index Fund

		Shares	Market Value• ($000)	Percentage of Net Assets
	China Machinery Engineering Corp.	13,229,261	5,212	0.0%
	Baoshan Iron & Steel Co. Ltd. Class A (XSSC)	6,256,484	5,153	0.0%
	China Foods Ltd.	10,837,153	4,454	0.0%
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	974,679	4,078	0.0%
	Power Construction Corp. of China Ltd. Class A (XSSC)	6,352,008	4,024	0.0%
	China Merchants Energy Shipping Co. Ltd. Class A (XSHG)	5,071,669	3,969	0.0%
	CRRC Corp. Ltd. Class A (XSHG)	3,879,500	3,966	0.0%
	Daqin Railway Co. Ltd. Class A (XSHG)	3,643,120	3,948	0.0%
	Shenwan Hongyuan Group Co. Ltd. Class A (XSEC)	5,802,510	3,946	0.0%
	Air China Ltd. Class A (XSHG)	3,077,214	3,627	0.0%
	China Great Wall Securities Co. Ltd. Class A	2,125,000	3,584	0.0%
	China Railway Group Ltd. Class A (XSSC)	4,332,414	3,546	0.0%
	China CSSC Holdings Ltd. Class A	1,204,700	3,498	0.0%
	Grandjoy Holdings Group Co. Ltd. Class A	3,113,300	3,395	0.0%
	AVIC Aircraft Co. Ltd. Class A (XSHE)	1,540,402	3,282	0.0%
*	Sinopec Oilfield Service Corp.	30,654,608	3,280	0.0%
*,^	CSSC Offshore and Marine Engineering Group Co. Ltd.	4,146,581	3,129	0.0%
	Dongxing Securities Co. Ltd. Class A (XSHG)	1,987,701	3,069	0.0%
	Sinofert Holdings Ltd.	29,232,032	2,980	0.0%
*	Sinopec Oilfield Service Corp. Class A	9,301,900	2,921	0.0%
	China Railway Group Ltd. Class A (XSHG)	3,248,829	2,659	0.0%
	Zhongjin Gold Corp. Ltd. Class A (XSSC)	2,260,033	2,655	0.0%
	CITIC Resources Holdings Ltd.	40,295,718	2,618	0.0%
*	Harbin Electric Co. Ltd.	10,267,875	2,617	0.0%
*	China Eastern Airlines Corp. Ltd. Class A (XSSC)	3,370,426	2,479	0.0%
*	China First Heavy Industries Class A	6,098,075	2,442	0.0%
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSSC)	5,879,228	2,305	0.0%
	Offshore Oil Engineering Co. Ltd. Class A (XSSC)	2,544,070	2,178	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,861,940	2,172	0.0%
	China Southern Airlines Co. Ltd. Class A (XSHG)	2,288,500	2,164	0.0%
*	Shennan Circuits Co. Ltd. Class A	101,298	2,138	0.0%
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSEC)	798,460	2,122	0.0%
	China National Chemical Engineering Co. Ltd. Class A (XSHG)	2,490,177	2,115	0.0%
	Unisplendour Corp. Ltd. Class A (XSHE)	495,212	2,065	0.0%
	China Spacesat Co. Ltd. Class A (XSSC)	692,397	2,055	0.0%
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,734,930	2,029	0.0%
	AVICOPTER plc Class A (XSSC)	314,102	2,016	0.0%
*	COFCO Capital Holdings Co. Ltd. Class A	1,446,657	1,918	0.0%
	Metallurgical Corp. of China Ltd. Class A (XSSC)	4,899,233	1,907	0.0%
	China Nuclear Engineering Corp. Ltd. Class A	1,920,882	1,891	0.0%
	China XD Electric Co. Ltd. Class A (XSSC)	3,641,107	1,784	0.0%
	Heilongjiang Agriculture Co. Ltd. Class A	1,312,371	1,782	0.0%
	Bluestar Adisseo Co. Class A	1,218,341	1,753	0.0%
	China Railway Hi-tech Industry Co. Ltd. Class A (XSHG)	1,220,600	1,749	0.0%
	Unisplendour Corp. Ltd. Class A (XSEC)	414,876	1,730	0.0%
	China Merchants Port Group Co. Ltd. Class A	687,400	1,674	0.0%
	China National Nuclear Power Co. Ltd. Class A (XSSC)	2,291,100	1,646	0.0%
	China National Chemical Engineering Co. Ltd. Class A (XSSC)	1,902,425	1,616	0.0%
	Minmetals Capital Co. Ltd. Class A	1,506,360	1,615	0.0%

11

Emerging Markets Stock Index Fund

		Shares	Market Value• ($000)	Percentage of Net Assets
	Haohua Chemical Science & Technology Co. Ltd. Class A	685,670	1,569	0.0%
	Citic Pacific Special Steel Group Co. Ltd. Class A	556,300	1,556	0.0%
	China Merchants Port Group Co. Ltd. Class B	1,303,036	1,544	0.0%
	Power Construction Corp. of China Ltd. Class A (XSHG)	2,430,302	1,540	0.0%
	China Galaxy Securities Co. Ltd. Class A	995,320	1,515	0.0%
	Shanghai Datun Energy Resources Co. Ltd. Class A	1,156,850	1,492	0.0%
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	1,282,709	1,442	0.0%
	China National Medicines Corp. Ltd. Class A (XSSC)	404,852	1,442	0.0%
	China National Accord Medicines Corp. Ltd. Class A	217,467	1,439	0.0%
	AVIC Aircraft Co. Ltd. Class A (XSEC)	675,000	1,438	0.0%
*	China Aluminum International Engineering Corp. Ltd. Class A	1,830,300	1,430	0.0%
*	China Eastern Airlines Corp. Ltd. Class A (XSHG)	1,928,700	1,418	0.0%
	China Oilfield Services Ltd. Class A	670,534	1,401	0.0%
	Industrial & Commercial Bank of China Ltd. Class A (XSHG)	1,640,100	1,377	0.0%
	Poly Culture Group Corp. Ltd.	1,642,747	1,225	0.0%
	Cinda Real Estate Co. Ltd. Class A (XSSC)	2,163,113	1,176	0.0%
	ADAMA Ltd. Class A	915,100	1,164	0.0%
	Sinochem International Corp. Class A (XSSC)	1,629,606	1,162	0.0%
	China Shenhua Energy Co. Ltd. Class A (XSHG)	427,130	1,118	0.0%
	China Merchants Land Ltd.	7,883,888	1,114	0.0%
	Besttone Holdings Co. Ltd. Class A (XSHG)	457,300	1,008	0.0%
	China Zhenhua Group Science & Technology Co. Ltd. Class A (XSHE)	432,542	1,007	0.0%
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSHG)	2,555,201	1,002	0.0%
	Tian Di Science & Technology Co. Ltd. Class A (XSSC)	2,118,939	996	0.0%
	Offshore Oil Engineering Co. Ltd. Class A (XSHG)	1,162,500	995	0.0%
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSSC)	1,527,966	972	0.0%
	Shanghai Baosteel Packaging Co. Ltd. Class A	1,258,200	941	0.0%
	China Railway Hi-tech Industry Co. Ltd. Class A (XSSC)	655,983	940	0.0%
	China Southern Airlines Co. Ltd. Class A (XSSC)	983,183	930	0.0%
	China Coal Energy Co. Ltd. Class A (XSSC)	1,384,294	920	0.0%
	Inner Mongolia Lantai Industrial Co. Ltd. Class A	802,400	919	0.0%
	Zhongjin Gold Corp. Ltd. Class A (XSHG)	781,160	918	0.0%
	CITIC Heavy Industries Co. Ltd. Class A (XSHG)	1,770,752	908	0.0%
	Shanghai Electric Power Co. Ltd. Class A (XSSC)	844,723	902	0.0%
*	COFCO Tunhe Sugar Co. Ltd. Class A	703,662	896	0.0%
	China Communications Construction Co. Ltd. Class A	669,000	894	0.0%
	Shanghai Electric Power Co. Ltd. Class A (XSHG)	836,400	894	0.0%
	Grinm Advanced Materials Co. Ltd. Class A (XSSC)	613,000	889	0.0%
*	Sinopec Oilfield Equipment Corp. Class A	973,042	885	0.0%
	Huadian Heavy Industries Co. Ltd. Class A (XSSC)	1,526,509	878	0.0%
	China West Construction Group Co. Ltd. Class A	559,000	870	0.0%
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,202,994	849	0.0%
	China Zhenhua Group Science & Technology Co. Ltd. Class A (XSEC)	361,800	842	0.0%
	China Railway Construction Corp. Ltd. Class A (XSHG)	631,100	841	0.0%
	Bank of China Ltd. Class A (XSHG)	1,564,597	822	0.0%
*	CSSC Offshore and Marine Engineering Group Co. Ltd. Class A (XSSC)	362,901	804	0.0%
	Minmetals Land Ltd.	5,499,561	777	0.0%
	FAW CAR Co. Ltd. Class A (XSEC)	650,200	763	0.0%
	North Electro-Optic Co. Ltd. Class A	494,561	751	0.0%

12

Emerging Markets Stock Index Fund

		Shares	Market Value• ($000)	Percentage of Net Assets
	China XD Electric Co. Ltd. Class A (XSHG)	1,531,400	750	0.0%
*	Minmetals Development Co. Ltd. Class A (XSHG)	697,486	746	0.0%
	AVICOPTER plc Class A (XSHG)	115,800	743	0.0%
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSHG)	1,128,790	718	0.0%
	Angang Steel Co. Ltd. Class A	1,691,112	718	0.0%
	China CITIC Bank Corp. Ltd. Class A (XSHG)	824,050	717	0.0%
	Dongxing Securities Co. Ltd. Class A (XSSC)	459,313	709	0.0%
*	KraussMaffei Co. Ltd. Class A	684,134	709	0.0%
	East China Engineering Science and Technology Co. Ltd. Class A	707,477	694	0.0%
	FAW CAR Co. Ltd. Class A (XSHE)	589,943	692	0.0%
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,526,601	691	0.0%
	Shenzhen Topway Video Communication Co. Ltd. Class A	625,920	678	0.0%
	China Spacesat Co. Ltd. Class A (XSHG)	226,387	672	0.0%
	Metallurgical Corp. of China Ltd. Class A (XSHG)	1,714,400	667	0.0%
	China National Medicines Corp. Ltd. Class A (XSHG)	185,586	661	0.0%
	China Construction Bank Corp. Class A (XSHG)	604,100	626	0.0%
*	Zhonghang Electronic Measuring Instruments Co. Ltd. Class A	419,800	623	0.0%
	Sinotrans Ltd. Class A	986,395	585	0.0%
	Guodian Nanjing Automation Co. Ltd. Class A	851,900	575	0.0%
*	COSCO Shipping International Singapore Co. Ltd.	2,639,115	561	0.0%
	China Television Media Ltd. Class A (XSHG)	289,800	547	0.0%
	Besttone Holdings Co. Ltd. Class A (XSSC)	218,900	483	0.0%
	Cinda Real Estate Co. Ltd. Class A (XSHG)	837,122	455	0.0%
	CITIC Heavy Industries Co. Ltd. Class A (XSSC)	831,227	426	0.0%
*	SGIS Songshan Co. Ltd. Class A (XSHE)	794,400	389	0.0%
	Sinochem International Corp. Class A (XSHG)	539,110	384	0.0%
*	China Chengtong Development Group Ltd.	14,887,007	370	0.0%
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	846,000	365	0.0%
	Grinm Advanced Materials Co. Ltd. Class A (XSHG)	241,500	350	0.0%
*	SGIS Songshan Co. Ltd. Class A (XSEC)	711,200	348	0.0%
*	China Tungsten And Hightech Materials Co. Ltd. Class A	363,860	337	0.0%
*	Beijing HualuBaina Film & TV Co. Ltd. Class A (XSHE)	385,200	303	0.0%
	China Television Media Ltd. Class A (XSSC)	155,437	294	0.0%
*	China Merchants Energy Shipping Co. Ltd. Class A (XSSC)	367,000	287	0.0%
*	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSHG)	557,401	280	0.0%
	Air China Ltd. Class A (XSSC)	209,538	247	0.0%
	China Coal Energy Co. Ltd. Class A (XSHG)	361,900	241	0.0%
	Huadian Heavy Industries Co. Ltd. Class A (XSHG)	414,676	238	0.0%
*	CSSC Offshore and Marine Engineering Group Co. Ltd. Class A (XSHG)	107,500	238	0.0%
	Tian Di Science & Technology Co. Ltd. Class A (XSHG)	456,100	214	0.0%
*	Shanghai Baosight Software Co. Ltd. Class A (XSSC)	47,300	213	0.0%
	Shanghai Baosight Software Co. Ltd. Class A (XSHG)	34,900	157	0.0%
*	Minmetals Development Co. Ltd. Class A (XSSC)	104,800	112	0.0%
*	Beijing HualuBaina Film & TV Co. Ltd. Class A (XSEC)	124,000	98	0.0%
*	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSSC)	67,400	34	0.0%
§,1	China—Other †		12,122,211	14.0%
			29,972,342	34.5%

Colombia †			413,270	0.5%

13

Emerging Markets Stock Index Fund

		Shares	Market Value• ($000)	Percentage of Net Assets
	[1]Czech Republic †		134,494	0.2%

	Egypt †		196,465	0.2%

	§Greece †		353,650	0.4%

	Hungary †		272,629	0.3%

	India
	Reliance Industries Ltd.	46,566,407	959,794	1.1%
	Housing Development Finance Corp. Ltd.	25,835,318	775,371	0.9%
	Infosys Ltd.	55,245,009	531,229	0.6%
	Tata Consultancy Services Ltd.	13,536,498	433,339	0.5%
	Hindustan Unilever Ltd.	10,642,766	326,203	0.4%
	Axis Bank Ltd.	29,511,594	305,774	0.4%
*	TV18 Broadcast Ltd.	4,769,144	1,652	0.0%
§,1	India—Other †		5,943,875	6.8%
			9,277,237	10.7%

	Indonesia
	Bank Central Asia Tbk PT	145,415,630	325,488	0.4%
	Bank Rakyat Indonesia Persero Tbk PT	794,767,218	238,140	0.3%
§	Indonesia—Other †		1,320,480	1.5%
			1,884,108	2.2%
	Kuwait
	National Bank of Kuwait SAKP	92,642,527	287,258	0.3%
	Kuwait—Other †		410,806	0.5%
			698,064	0.8%

	§,1Malaysia †		2,304,194	2.6%

	Mexico
	America Movil SAB de CV	410,469,662	325,192	0.4%
	Fomento Economico Mexicano SAB de CV	31,422,178	278,833	0.3%
	Wal-Mart de Mexico SAB de CV	77,189,557	231,651	0.3%
	Grupo Financiero Banorte SAB de CV	42,148,354	230,061	0.2%
§,1	Mexico—Other †		1,366,157	1.6%
			2,431,894	2.8%

	Pakistan †		96,880	0.1%

	Peru †		51,480	0.1%

	§,1Philippines †		1,138,836	1.3%

	§Poland †		241	0.0%

	Qatar
	Qatar National Bank QPSC	66,651,642	351,377	0.4%
	Qatar—Other †		565,103	0.7%
			916,480	1.1%

	Russia
	Sberbank of Russia PJSC	153,762,733	563,527	0.7%
	Gazprom PJSC	86,494,753	350,880	0.4%

14

Emerging Markets Stock Index Fund

		Shares	Market Value• ($000)	Percentage of Net Assets
	Lukoil PJSC ADR	3,524,436	324,788	0.4%
	LUKOIL PJSC	3,250,653	300,304	0.3%
	Gazprom PJSC ADR	36,248,416	290,598	0.3%
	Rosneft Oil Co. PJSC GDR	10,366,122	68,892	0.1%
	AK Transneft OAO Preference Shares	23,242	60,351	0.1%
	Rosneft Oil Co. PJSC	7,118,635	47,354	0.1%
	VTB Bank PJSC	64,533,231,072	43,383	0.1%
	Inter RAO UES PJSC	527,596,670	35,560	0.0%
	RusHydro PJSC	1,695,107,418	13,483	0.0%
	Aeroflot PJSC	7,249,149	12,089	0.0%
	Federal Grid Co. Unified Energy System PJSC	3,791,824,717	10,918	0.0%
	VTB Bank PJSC GDR	7,374,063	9,801	0.0%
	ROSSETI PJSC	433,053,584	8,061	0.0%
	Bashneft PJSC	226,183	6,863	0.0%
	Mosenergo PJSC	106,019,234	3,753	0.0%
	TGC-1 PJSC	8,801,055,345	1,610	0.0%
	OGK-2 PJSC	157,137,880	1,438	0.0%
	Lenenergo PJSC Preference Shares	616,000	1,177	0.0%
	Bashneft PAO Preference Shares	1,006	27	0.0%
1	Russia—Other †		1,403,178	1.6%
			3,558,035	4.1%
Saudi Arabia
	Saudi Basic Industries Corp.	10,130,769	236,911	0.3%
	Saudi Arabia—Other †		1,493,206	1.7%
			1,730,117	2.0%

§Singapore †			—	0.0%

South Africa
	Naspers Ltd.	6,511,601	921,448	1.1%
§,1	South Africa—Other †		3,567,384	4.1%
			4,488,832	5.2%
Taiwan
	Taiwan Semiconductor Manufacturing Co. Ltd.	226,286,845	2,217,567	2.6%
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	26,731,414	1,380,143	1.6%
	Hon Hai Precision Industry Co. Ltd.	178,833,891	472,319	0.5%
	MediaTek Inc.	22,117,940	295,382	0.3%
	Formosa Plastics Corp.	73,151,287	234,808	0.3%
§	Taiwan—Other †		7,929,871	9.1%
			12,530,090	14.4%
Thailand
	PTT PCL (Foreign)	213,882,509	320,503	0.4%
§	Thailand—Other †		2,859,314	3.3%
			3,179,817	3.7%

§,1Turkey †			610,870	0.7%

United Arab Emirates
	First Abu Dhabi Bank PJSC	65,562,101	271,347	0.3%
§	United Arab Emirates—Other †		489,977	0.6%
			761,324	0.9%

15

Emerging Markets Stock Index Fund

			Shares	Market Value• ($000)	Percentage of Net Assets
Venezuela †				172	0.0%
Total Common Stocks (Cost $74,537,576)				85,129,788	98.1%[2]
Corporate Bonds (Cost $383) †				395	0.0%

		Coupon
Temporary Cash Investments
Money Market Fund
3,4	Vanguard Market Liquidity Fund	1.984%	19,149,346	1,915,126	2.2%

5U.S. Government and Agency Obligations †				109,087	0.1%
Total Temporary Cash Investments (Cost $2,024,066)				2,024,213	2.3%[2]
Total Investments (Cost $76,562,025)				87,154,396	100.4%

				Amount
				($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard				3,927
Receivables for Investment Securities Sold				677
Receivables for Accrued Income				57,358
Receivables for Capital Shares Issued				10,815
Currency at Value and Receivable				155,433
Unrealized Appreciation—OTC Swap Contracts				945
Other Assets[4]				3,427
Total Other Assets				232,582	0.3%
Liabilities
Payables for Investment Securities Purchased				(44,103)
Collateral for Securities on Loan				(444,048)
Payables for Capital Shares Redeemed				(10,299)
Payables to Vanguard				(27,039)
Variation Margin Payable—Futures Contracts				(11,846)
Other Liabilities				(45,578)
Total Liabilities				(582,913)	(0.7%	)
Net Assets				86,804,065	100.0%

16

Emerging Markets Stock Index Fund

At October 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	86,450,025
Total Distributable Earnings (Loss)	354,040
Net Assets	86,804,065

Investor Shares—Net Assets
Applicable to 8,998,101 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	239,247
Net Asset Value Per Share—Investor Shares	$26.59

ETF Shares—Net Assets
Applicable to 1,502,596,059 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	63,088,668
Net Asset Value Per Share—ETF Shares	$41.99

Admiral Shares—Net Assets
Applicable to 411,965,781 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,383,071
Net Asset Value Per Share—Admiral Shares	$34.91

Institutional Shares—Net Assets
Applicable to 237,656,470 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,309,467
Net Asset Value Per Share—Institutional Shares	$26.55

Institutional Plus Shares—Net Assets
Applicable to 31,518,658 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,783,612
Net Asset Value Per Share—Institutional Plus Shares	$88.32

•    See Note A in Notes to Financial Statements.

*     Non-income-producing security.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $398,643,000.

§ Certain of the fund’s securities are valued using significant unobservable inputs.

†   Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1   Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2019, the aggregate value of these securities was $1,946,514,000, representing 2.2% of net assets.

2   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.

3   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4   Collateral of $444,048,000 was received for securities on loan, of which $444,036,000 is held in Vanguard Market Liquidity Fund and $12,000 is held in cash.

5   Securities with a value of $78,949,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

OTC—Over-the-Counter.

17

Emerging Markets Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
MSCI Emerging Market Index	December 2019	29,991		1,561,631	17,624

Over-the-Counter Total Return Swaps

				Fixed/
				Floating
				Net Rate		Value and	Value and
			Notional	Received		Unrealized	Unrealized
	Termination		Amount	(Paid	)[1]	Appreciation	(Depreciation	)
Reference Entity	Date	Counterparty	($000)	(%	)	($000)	($000)
Alibaba Group Holding Ltd. ADR	2/4/20	GSI	100,001	(1.889)		688	—
Natura Cosmeticos SA	9/2/20	BOANA	18,803	(1.889)		257	—
						945	—

1 Payment received/paid monthly.

BOANA—Bank of America, N.A.

GSI—Goldman Sachs International.

At October 31, 2019, a counterparty had deposited in a segregated account securities with a value of $878,000 in connection with open over-the-counter swap contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Emerging Markets Stock Index Fund

Statement of Operations

Year Ended
October 31, 2019
($000)
Investment Income
Income
Dividends[1]	2,856,907
Interest[2]	29,954
Securities Lending—Net	34,713
Total Income	2,921,574
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,899
Management and Administrative—Investor Shares	2,321
Management and Administrative—ETF Shares	42,557
Management and Administrative—Admiral Shares	14,571
Management and Administrative—Institutional Shares	4,224
Management and Administrative—Institutional Plus Shares	1,324
Marketing and Distribution—Investor Shares	122
Marketing and Distribution—ETF Shares	2,192
Marketing and Distribution—Admiral Shares	852
Marketing and Distribution—Institutional Shares	239
Marketing and Distribution—Institutional Plus Shares	41
Custodian Fees	13,884
Auditing Fees	56
Shareholders’ Reports—Investor Shares	43
Shareholders’ Reports—ETF Shares	1,638
Shareholders’ Reports—Admiral Shares	179
Shareholders’ Reports—Institutional Shares	63
Shareholders’ Reports—Institutional Plus Shares	41
Trustees’ Fees and Expenses	38
Total Expenses	89,284
Net Investment Income	2,832,290
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(1,617,759)
Futures Contracts	(1,946)

19

Emerging Markets Stock Index Fund

Statement of Operations (continued)
Year Ended
October 31, 2019
($000)
Swap Contracts	14,937
Foreign Currencies	(8,139)
Realized Net Gain (Loss)	(1,612,907)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	9,067,564
Futures Contracts	84,494
Swap Contracts	2,050
Foreign Currencies	(1,074)
Change in Unrealized Appreciation (Depreciation)	9,153,034
Net Increase (Decrease) in Net Assets Resulting from Operations	10,372,417

1   Dividends are net of foreign withholding taxes of $262,108,000.

2   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $28,220,000, $79,000, and $93,000, respectively. Purchases and sales are for temporary cash investment purposes.

3   Includes $105,199,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

4   The change in unrealized appreciation (depreciation) is net of deferred foreign capital gains taxes of $45,558,000.

See accompanying Notes, which are an integral part of the Financial Statements.

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Emerging Markets Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,832,290	2,229,478
Realized Net Gain (Loss)	(1,612,907)	(730,458)
Change in Unrealized Appreciation (Depreciation)	9,153,034	(12,301,089)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,372,417	(10,802,069)
Distributions
Net Investment Income
Investor Shares	(18,298)	(34,840)
ETF Shares	(1,696,271)	(1,508,651)
Admiral Shares	(366,780)	(316,049)
Institutional Shares	(163,743)	(137,424)
Institutional Plus Shares	(70,891)	(66,402)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(2,315,983)	(2,063,366)
Capital Share Transactions
Investor Shares	(1,176,550)	(228,813)
ETF Shares	3,458,622	(1,758,476)
Admiral Shares	1,478,247	1,120,358
Institutional Shares	596,087	352,226
Institutional Plus Shares	597,858	(1,753,047)
Net Increase (Decrease) from Capital Share Transactions	4,954,264	(2,267,752)
Total Increase (Decrease)	13,010,698	(15,133,187)
Net Assets
Beginning of Period	73,793,367	88,926,554
End of Period	86,804,065	73,793,367

See accompanying Notes, which are an integral part of the Financial Statements.

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Emerging Markets Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$24.02	$28.16	$23.85	$22.16	$27.02
Investment Operations
Net Investment Income	.643 [1,2]	.663 [1]	.601 [1]	.530	.642
Net Realized and Unrealized Gain (Loss) on Investments	2.601	(4.187)	4.302	1.691	(4.865)
Total from Investment Operations	3.244	(3.524)	4.903	2.221	(4.223)
Distributions
Dividends from Net Investment Income	(.674)	(.616)	(.593)	(.531)	(.637)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.674)	(.616)	(.593)	(.531)	(.637)
Net Asset Value, End of Period	$26.59	$24.02	$28.16	$23.85	$22.16

Total Return[3]	13.66%	-12.73%	20.76%	10.21%	-15.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$239	$1,283	$1,738	$1,570	$1,573
Ratio of Total Expenses to Average Net Assets	0.29%	0.29%	0.32%	0.32%	0.33%
Ratio of Net Investment Income to Average Net Assets	2.48%[2]	2.36%	2.38%	2.50%	2.53%
Portfolio Turnover Rate[4]	9%	11%	6%	13%	7%

1   Calculated based on average shares outstanding.

2   Net investment income per share and the ratio of net investment income to average net assets include $.171 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.

3   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Emerging Markets Stock Index Fund

Financial Highlights

FTSE Emerging Markets ETF Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$37.91	$44.47	$37.67	$34.98	$42.66
Investment Operations
Net Investment Income	1.393 [1,2]	1.126 [1]	1.035 [1]	.900	1.086
Net Realized and Unrealized Gain (Loss) on Investments	3.826	(6.636)	6.781	2.679	(7.685)
Total from Investment Operations	5.219	(5.510)	7.816	3.579	(6.599)
Distributions
Dividends from Net Investment Income	(1.139)	(1.050)	(1.016)	(.889)	(1.081)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.139)	(1.050)	(1.016)	(.889)	(1.081)
Net Asset Value, End of Period	$41.99	$37.91	$44.47	$37.67	$34.98

Total Return	13.95%	-12.64%	20.98%	10.47%	-15.59%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$63,089	$53,765	$64,967	$44,636	$37,071
Ratio of Total Expenses to Average Net Assets	0.10%	0.12%	0.14%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	3.40%[2]	2.53%	2.56%	2.68%	2.71%
Portfolio Turnover Rate[3]	9%	11%	6%	13%	7%

1   Calculated based on average shares outstanding.

2   Net investment income per share and the ratio of net investment income to average net assets include $.271 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Emerging Markets Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$31.53	$36.99	$31.33	$29.10	$35.49
Investment Operations
Net Investment Income	1.154 [1,2]	.944 [1]	.860 [1]	.747	.903
Net Realized and Unrealized Gain (Loss) on Investments	3.155	(5.531)	5.645	2.222	(6.394)
Total from Investment Operations	4.309	(4.587)	6.505	2.969	(5.491)
Distributions
Dividends from Net Investment Income	(.929)	(.873)	(.845)	(.739)	(.899)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.929)	(.873)	(.845)	(.739)	(.899)
Net Asset Value, End of Period	$34.91	$31.53	$36.99	$31.33	$29.10

Total Return[3]	13.83%	-12.64%	21.00%	10.41%	-15.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,383	$11,632	$12,585	$9,166	$8,060
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	3.38%[2]	2.51%	2.56%	2.68%	2.71%
Portfolio Turnover Rate[4]	9%	11%	6%	13%	7%

1   Calculated based on average shares outstanding.

2   Net investment income per share and the ratio of net investment income to average net assets include $.225 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.

3   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Emerging Markets Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$23.98	$28.13	$23.82	$22.13	$26.99
Investment Operations
Net Investment Income	.888 [1,2]	.721 [1]	.659 [1]	.577	.696
Net Realized and Unrealized Gain (Loss) on Investments	2.401	(4.198)	4.301	1.683	(4.865)
Total from Investment Operations	3.289	(3.477)	4.960	2.260	(4.169)
Distributions
Dividends from Net Investment Income	(.719)	(.673)	(.650)	(.570)	(.691)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.719)	(.673)	(.650)	(.570)	(.691)
Net Asset Value, End of Period	$26.55	$23.98	$28.13	$23.82	$22.13

Total Return	13.88%	-12.60%	21.06%	10.42%	-15.57%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,309	$5,142	$5,647	$4,191	$3,645
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.11%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.43%[2]	2.55%	2.59%	2.71%	2.74%
Portfolio Turnover Rate[3]	9%	11%	6%	13%	7%

1   Calculated based on average shares outstanding.

2   Net investment income per share and the ratio of net investment income to average net assets include $.171 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Emerging Markets Stock Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$79.77	$93.57	$79.26	$73.61	$89.77
Investment Operations
Net Investment Income	3.102 [1,2]	2.182 [1]	2.221 [1]	1.928	2.326
Net Realized and Unrealized Gain (Loss) on Investments	7.869	(13.725)	14.266	5.630	(16.171)
Total from Investment Operations	10.971	(11.543)	16.487	7.558	(13.845)
Distributions
Dividends from Net Investment Income	(2.421)	(2.257)	(2.177)	(1.908)	(2.315)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.421)	(2.257)	(2.177)	(1.908)	(2.315)
Net Asset Value, End of Period	$88.32	$79.77	$93.57	$79.26	$73.61

Total Return	13.93%	-12.58%	21.04%	10.48%	-15.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,784	$1,973	$3,991	$3,026	$2,566
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.59%[2]	2.57%	2.61%	2.73%	2.76%
Portfolio Turnover Rate[3]	9%	11%	6%	13%	7%

1   Calculated based on average shares outstanding.

2   Net investment income per share and the ratio of net investment income to average net assets include $.571 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Emerging Markets Stock Index Fund

Notes to Financial Statements

Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Emerging Markets ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Further, at October 31, 2019, the fund had a concentration of its investments in securities issued in China, and the performance of such investments may be impacted by the country’s social, political, and economic conditions.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counter-

27

Emerging Markets Stock Index Fund

party risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2019, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also receives a fixed rate spread related to the reference stock and pays a floating rate based on short-term interest rates, applied to the notional amount. To mitigate interest rate risk on the floating rate payable, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in

28

Emerging Markets Stock Index Fund

the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended October 31, 2019, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016—2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2019, or at any time during the period then ended.

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Emerging Markets Stock Index Fund

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2019, the fund had contributed to Vanguard capital in the amount of $3,927,000, representing less than 0.01% of the fund’s net assets and 1.57% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

30

Emerging Markets Stock Index Fund

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	10,308,523	716,552	8
Common Stocks—Other	8,150,322	65,908,918	45,465
Corporate Bonds	—	395	—
Temporary Cash Investments	1,915,126	109,087	—
Futures Contracts—Liabilities[1]	(11,846)	—	—
Swap Contracts—Assets	—	945	—
Total	20,362,125	66,735,897	45,473

1   Represents variation margin on the last day of the reporting period.

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Emerging Markets Stock Index Fund

D.   Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, the expiration of capital loss carryforwards, foreign currency transactions, passive foreign investment companies, swap agreements, and tax expense on capital gains were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	(196,469)
Total Distributable Earnings (Loss)	196,469

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales, the realization of unrealized gains or losses on certain futures contracts and swap agreements, and unrealized gains on passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	952,997
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(10,909,464)
Net Unrealized Gains (Losses)	10,333,504

As of October 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	76,773,325
Gross Unrealized Appreciation	24,272,836
Gross Unrealized Depreciation	(13,891,766)
Net Unrealized Appreciation (Depreciation)	10,381,070

E.   During the year ended October 31, 2019, the fund purchased $12,480,958,000 of investment securities and sold $7,615,368,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,410,333,000 and $305,559,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

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Emerging Markets Stock Index Fund

F.            Capital share transactions for each class of shares were:

	Year Ended October 31,
	2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	270,545	10,109	377,234	13,164
Issued in Lieu of Cash Distributions	17,437	699	32,904	1,223
Redeemed[1]	(1,464,532)	(55,218)	(638,951)	(22,689)
Net Increase (Decrease)—Investor Shares	(1,176,550)	(44,410)	(228,813)	(8,302)
ETF Shares
Issued	3,980,030	97,280	1,587,017	32,926
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(521,408)	(12,800)	(3,345,493)	(75,800)
Net Increase (Decrease)—ETF Shares	3,458,622	84,480	(1,758,476)	(42,874)
Admiral Shares
Issued[1]	4,392,087	128,907	3,816,592	102,254
Issued in Lieu of Cash Distributions	316,976	9,487	274,729	7,776
Redeemed	(3,230,816)	(95,366)	(2,970,963)	(81,349)
Net Increase (Decrease)—Admiral Shares	1,478,247	43,028	1,120,358	28,681
Institutional Shares
Issued	1,888,730	73,223	1,751,540	63,414
Issued in Lieu of Cash Distributions	153,181	6,031	126,902	4,722
Redeemed	(1,445,824)	(56,033)	(1,526,216)	(54,466)
Net Increase (Decrease)—Institutional Shares	596,087	23,221	352,226	13,670
Institutional Plus Shares
Issued	774,033	8,853	867,783	9,576
Issued in Lieu of Cash Distributions	65,606	774	61,232	678
Redeemed	(241,781)	(2,838)	(2,682,062)	(28,173)
Net Increase (Decrease)—Institutional Plus Shares	597,858	6,789	(1,753,047)	(17,919)

1   In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 40,647,000 and 30,955,000 shares, respectively, in the amount of$1,079,150,000 from the conversion during the year ended October 31, 2019.

G.   Management has determined that no events or transactions occurred subsequent to October 31, 2019, that would require recognition or disclosure in these financial statements.

33

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard Emerging Markets Stock Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets—investments summary of Vanguard Emerging Markets Stock Index Fund (one of the funds constituting Vanguard International Equity Index Funds, referred to hereafter as the “Fund”) as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2019 and the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 18, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

34

Special 2019 tax information (unaudited) for Vanguard Emerging Markets Stock Index Fund

This information for the fiscal year ended October 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $1,311,287,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $3,115,217,000 and foreign taxes paid of $238,972,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2020 to determine the calendar-year amounts to be included on their 2019 tax returns.

35

London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”,”MTS®”,”FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.

36

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2019– present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation.

1   Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation and Oxfam America. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Board of advisors and investment committee member of the Museum of Fine Arts Boston. Board member (2018–present) of RIT Capital Partners (investment firm); investment committee member of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (October 2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (May 2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

© 2019 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q5330 122019

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)           Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended October 31, 2019: $328,000
Fiscal Year Ended October 31, 2018: $328,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2019: $9,568,215
Fiscal Year Ended October 31, 2018: $9,734,277

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)           Audit-Related Fees.

Fiscal Year Ended October 31, 2019: $3,012,031
Fiscal Year Ended October 31, 2018: $5,581,336

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)           Tax Fees.

Fiscal Year Ended October 31, 2019: $357,238
Fiscal Year Ended October 31, 2018: $347,985

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)           All Other Fees.

Fiscal Year Ended October 31, 2019: $0
Fiscal Year Ended October 31, 2018: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)           (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)           Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2019: $357,238
Fiscal Year Ended October 31, 2018: $347,985

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)           For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
Common Stocks (99.2%)[1]
Austria (0.5%)
	Erste Group Bank AG	527,360	18,652
	OMV AG	261,681	15,298
	Verbund AG	122,670	6,646
	ANDRITZ AG	130,140	5,852
	Raiffeisen Bank International AG	236,276	5,822
	Wienerberger AG	206,591	5,596
	voestalpine AG	214,109	5,373
	IMMOFINANZ AG	171,026	4,917
	CA Immobilien Anlagen AG	126,181	4,862
2	BAWAG Group AG	79,316	3,278
	Lenzing AG	24,328	2,563
	S IMMO AG	82,137	2,080
	Oesterreichische Post AG	56,188	2,071
	Vienna Insurance Group AG Wiener Versicherung Gruppe	68,328	1,854
	Telekom Austria AG Class A	237,109	1,837
	UNIQA Insurance Group AG	190,087	1,828
	Schoeller-Bleckmann Oilfield Equipment AG	20,702	1,183
	DO & CO AG	12,084	1,124
	EVN AG	54,379	995
	Strabag SE	29,928	994
	Flughafen Wien AG	18,156	745
	Palfinger AG	18,191	520
^	Porr AG	17,371	411
*	Zumtobel Group AG	50,803	404
	Agrana Beteiligungs AG	20,181	389
	Kapsch TrafficCom AG	8,124	256
*,§	Strabag SE Rights Exp. 6/28/2021	37,485	54
			95,604
Belgium (1.8%)
	Anheuser-Busch InBev SA/NV	1,426,154	115,117
	KBC Group NV	507,242	35,667
	Ageas	342,112	19,730
	UCB SA	223,656	18,027
	Umicore SA	380,417	15,704
	Solvay SA Class A	128,454	13,966
	Groupe Bruxelles Lambert SA	135,086	13,570
^,*	Argenx SE	69,585	8,473
	Proximus SADP	257,299	7,907
	Cofinimmo SA	47,616	7,045
	Ackermans & van Haaren NV	40,827	6,259
	Sofina SA	27,987	6,193
	Warehouses De Pauw CVA	32,957	6,114
	Elia System Operator SA/NV	65,637	5,661
	Aedifica SA	45,290	5,444
	Colruyt SA	93,737	5,214
*	Telenet Group Holding NV	84,792	4,166
	Barco NV	17,750	3,866
	Euronav NV	301,029	3,395
	KBC Ancora	64,905	3,095
	D’ieteren SA/NV	43,176	2,727
	Ontex Group NV	145,733	2,644
	Befimmo SA	39,039	2,524
^	Melexis NV	33,661	2,362
	bpost SA	180,665	2,065
	Montea C.V.A	21,988	1,995
	Gimv NV	33,157	1,991
^	Bekaert SA	66,296	1,850
	Retail Estates NV	18,274	1,745
	Kinepolis Group NV	23,896	1,590
*	Tessenderlo Chemie NV (Voting Shares)	47,349	1,566
*	AGFA-Gevaert NV	312,324	1,425

1

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Titan Cement International SA	65,915	1,390
	Fagron	68,742	1,305
	Cie d’Entreprises CFE	13,093	1,262
	Orange Belgium SA	49,732	1,095
^,*	Mithra Pharmaceuticals SA	26,219	786
	Econocom Group SA/NV	235,351	614
*	Ion Beam Applications	37,984	607
	EVS Broadcast Equipment SA	23,336	573
	Wereldhave Belgium Comm VA	4,102	367
	Van de Velde NV	9,899	267
			337,363
Denmark (2.8%)
	Novo Nordisk A/S Class B	3,061,447	168,345
	DSV PANALPINA A/S	381,218	37,050
	Coloplast A/S Class B	245,954	29,612
	Vestas Wind Systems A/S	353,381	28,789
	Carlsberg A/S Class B	194,649	27,411
2	Orsted A/S	276,786	24,294
*	Genmab A/S	108,649	23,739
	Novozymes A/S	387,448	18,264
	Danske Bank A/S	1,232,881	17,619
	AP Moller - Maersk A/S Class B	12,146	15,494
	Chr Hansen Holding A/S	190,446	14,622
	GN Store Nord A/S	238,110	10,475
	AP Moller - Maersk A/S Class A	7,971	9,575
	ISS A/S	342,262	8,961
	Pandora A/S	165,320	8,135
	Royal Unibrew A/S	90,500	7,425
	SimCorp A/S	73,204	6,550
	Tryg A/S	223,689	6,252
*	Demant A/S	195,735	5,170
^	Ambu A/S Class B	304,615	4,788
	Jyske Bank A/S	118,893	3,955
	H Lundbeck A/S	111,127	3,797
	Ringkjoebing Landbobank A/S	54,144	3,739
	Topdanmark A/S	77,207	3,458
	FLSmidth & Co. A/S	93,069	3,336
*,2	Netcompany Group A/S	60,966	2,599
*	ALK-Abello A/S	12,046	2,588
	Rockwool International A/S Class B	11,807	2,321
*	Drilling Co. of 1972 A/S	40,602	2,292
	Dfds A/S	55,172	2,173
	Sydbank A/S	102,229	2,005
	Schouw & Co. A/S	23,483	1,685
	Spar Nord Bank A/S	146,963	1,436
^,*	Bavarian Nordic A/S	58,759	1,384
2	Scandinavian Tobacco Group A/S	114,331	1,351
	Alm Brand A/S	116,313	947
*	NKT A/S	51,419	902
*	Nilfisk Holding A/S	50,475	853
	D/S Norden A/S	50,428	738
	Matas A/S	60,032	460
^,*	Bang & Olufsen A/S	60,915	354
	Solar A/S Class B	7,266	305
			515,248
Finland (1.9%)
	Kone Oyj Class B	725,048	46,169
	Nordea Bank Abp (XSTO)	5,815,168	42,563
	Nokia Oyj	10,376,679	38,093
	Sampo Oyj Class A	910,217	37,301
	UPM-Kymmene Oyj	986,216	32,121
	Neste Oyj	771,220	27,866
	Fortum Oyj	803,310	19,631
	Elisa Oyj	265,926	14,528

2

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Stora Enso Oyj	1,062,420	13,803
	Wartsila OYJ Abp	905,289	9,564
	Orion Oyj Class B	191,541	8,498
	Kesko Oyj Class B	125,303	8,349
	Huhtamaki Oyj	173,069	8,014
	Metso Oyj	200,177	7,578
	Nokian Renkaat Oyj	253,718	7,251
	Valmet Oyj	247,069	5,530
	Konecranes Oyj Class A	134,495	4,154
	Tieto Oyj	137,005	3,900
	Cargotec Oyj Class B	90,278	3,167
	Kemira Oyj	166,103	2,698
	Metsa Board Oyj	313,769	2,079
	YIT Oyj	312,901	1,879
*	Outotec Oyj	270,947	1,746
^	Outokumpu Oyj	572,105	1,626
^	Citycon Oyj	144,624	1,516
	Sanoma Oyj	136,130	1,424
	Caverion Oyj	178,036	1,331
	Uponor Oyj	98,804	1,293
	Ahlstrom-Munksjo Oyj	69,263	1,039
	Cramo Oyj	76,174	808
	Raisio Oyj	224,553	783
	Finnair Oyj	100,522	657
*	F-Secure Oyj	186,077	595
	Nordea Bank Abp (XHEL)	79,960	585
	Oriola Oyj	227,020	522
			358,661
France (16.1%)
	TOTAL SA	4,469,036	236,273
	LVMH Moet Hennessy Louis Vuitton SE	461,079	196,909
	Sanofi	2,007,073	185,028
	Airbus SE	1,019,135	146,205
	BNP Paribas SA	2,002,619	104,657
	Vinci SA	861,724	96,683
	Safran SA	610,077	96,631
	AXA SA	3,558,330	94,194
	Danone SA	1,108,875	91,862
	Schneider Electric SE	971,827	90,323
	EssilorLuxottica SA	543,603	83,006
	L’Oreal SA Loyalty Line	273,587	79,905
	Kering SA	137,321	78,136
	Pernod Ricard SA	391,363	72,299
	Air Liquide SA Loyalty Shares	513,834	68,321
	Orange SA	3,540,567	56,984
	Vivendi SA	1,495,930	41,659
	Hermes International	57,054	41,099
	Societe Generale SA	1,422,216	40,447
	Cie Generale des Etablissements Michelin SCA	327,241	39,844
	Legrand SA	495,670	38,724
	Dassault Systemes SE	244,266	37,099
	Cie de Saint-Gobain	899,450	36,633
	Capgemini SE	287,232	32,380
	Credit Agricole SA	2,119,817	27,660
	STMicroelectronics NV	1,170,257	26,561
	L’Oreal SA	89,057	26,010
	Peugeot SA	1,002,750	25,396
	Veolia Environnement SA	928,472	24,441
	Teleperformance	106,907	24,256
	Edenred	450,466	23,743
	Air Liquide SA	175,828	23,379
*	L’Oreal SA Loyalty Line 2021	77,009	22,492
	Engie	1,300,276	21,773
	Thales SA	185,160	18,101

3

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Carrefour SA	1,058,252	18,018
	Renault SA	338,459	17,282
	Publicis Groupe SA	398,159	17,136
*	Air Liquide SA Loyalty Line 2021	125,111	16,635
	Gecina SA	95,867	16,458
	Valeo SA	439,818	16,379
	Bouygues SA	385,854	16,367
	TechnipFMC plc	818,985	16,305
	Accor SA	350,765	15,088
	Eiffage SA	138,641	14,891
	Alstom SA	342,746	14,828
	Getlink SE	840,380	14,077
	Atos SE	175,269	13,602
	Arkema SA	132,868	13,598
	Klepierre SA	352,600	13,143
	Bureau Veritas SA	509,052	13,015
	SES SA Class A	646,682	12,536
	SCOR SE	289,642	12,217
	Ingenico Group SA	113,952	12,185
*	Sodexo	109,891	12,093
	Engie SA	641,282	10,738
^	Eurofins Scientific SE	20,956	10,625
	Suez	678,707	10,586
*,2	Worldline SA	170,459	10,372
	Engie Loyalty Line 2020	607,949	10,180
	Aeroports de Paris	52,597	10,004
	Orpea	82,067	9,885
	Rubis SCA	167,579	9,718
	Covivio	85,479	9,681
*	Ubisoft Entertainment SA	158,646	9,376
2	Euronext NV	112,751	9,096
	Engie Loyalty Line 2021	513,269	8,595
	Bollore SA	1,754,251	7,600
2	Amundi SA	105,336	7,528
	Wendel SA	51,413	7,290
	Natixis SA	1,555,008	7,144
	Ipsen SA	64,120	6,835
	Sartorius Stedim Biotech	45,597	6,831
	Rexel SA	549,759	6,816
	Altran Technologies SA	427,777	6,801
	Eurazeo SE	94,280	6,579
	Eutelsat Communications SA	341,920	6,486
*	Air Liquide SA Loyalty Line 2020	48,425	6,439
	Faurecia SE	135,589	6,328
	BioMerieux	76,512	6,265
	Remy Cointreau SA	44,815	5,997
	Dassault Aviation SA	4,266	5,926
	ICADE	59,390	5,819
	CNP Assurances	291,464	5,785
	Alten SA	51,926	5,712
	Sodexo SA	51,846	5,705
^	Casino Guichard Perrachon SA	101,372	5,473
	SEB SA Loyalty Shares	32,490	4,937
	Lagardere SCA	214,249	4,788
	SPIE SA	222,647	4,699
	Iliad SA	44,275	4,589
*	Air France-KLM	359,274	4,283
	Nexity SA	79,334	4,106
	Electricite de France	387,383	4,002
	Korian SA	89,561	3,798
	Elis SA (XPAR)	194,935	3,727
	JCDecaux SA	135,317	3,699
	Gaztransport Et Technigaz SA	40,474	3,693
	Sopra Steria Group	26,384	3,622

4

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
*	SOITEC	32,789	3,617
	Societe BIC SA	46,560	3,234
	Electricite de France SA	302,497	3,125
*	CGG SA	1,324,812	3,088
	Elis SA (XLON)	155,925	2,987
	Cie Plastic Omnium SA	103,458	2,826
	Electricite de France SA Loyalty Line 2021	251,634	2,600
	Imerys SA	66,889	2,584
2	Elior Group SA	195,726	2,535
	Nexans SA	54,486	2,217
	IPSOS	70,107	2,113
2	ALD SA	148,678	2,109
	Metropole Television SA	118,901	2,092
*	Virbac SA	7,870	1,919
	Altarea SCA	8,512	1,872
*	Fnac Darty SA	31,348	1,815
	Coface SA	160,930	1,759
	Television Francaise 1	194,401	1,631
	Mercialys SA	111,628	1,557
	SEB SA (XPAR)	10,061	1,529
*	L’Oreal SA Loyalty Shares 2020	5,199	1,518
	Rothschild & Co.	51,502	1,448
^,*	Vallourec SA	571,766	1,389
	Trigano SA	14,624	1,319
	Quadient	60,909	1,304
	Akka Technologies	20,208	1,304
*	SEB SA	7,587	1,153
	Vicat SA	26,299	1,115
2	Maisons du Monde SA	79,765	1,104
	Carmila SA	56,670	1,103
	LISI	31,340	1,102
*,2	Neoen SA	41,288	1,096
	FFP	9,315	1,096
	Interparfums SA	22,846	1,070
	Tarkett SA	60,191	980
^,*	Genfit	67,368	974
	Mersen SA	27,216	886
	Eramet	16,827	843
^,*	DBV Technologies SA	53,736	769
	Bonduelle SCA	26,596	691
2	Europcar Mobility Group	183,181	673
	Vilmorin & Cie SA	11,886	650
	Beneteau SA	68,522	640
*,2	SMCP SA	44,696	629
	Derichebourg SA	172,827	623
	GL Events	22,959	602
^,*	Technicolor SA	683,867	572
	Guerbet	9,852	552
	Pharmagest Inter@ctive	7,453	516
*	Albioma ACT Loyalty Shares	19,642	510
	Manitou BF SA	22,994	470
*,2	X-Fab Silicon Foundries SE	99,079	447
	Groupe Crit	5,825	434
	Synergie SA	13,919	395
	Rallye SA	41,648	388
*	Albioma	12,628	328
	Jacquet Metal Service SA	19,038	324
	AKWEL	15,808	314
	Etablissements Maurel et Prom SA	100,373	295
*	Albioma Loyalty Shares	10,664	277
	Albioma SA	7,653	199
	Boiron SA	5,440	193
*,§	Bourbon Corp.	37,237	153
	Union Financiere de France BQE SA	5,993	138

5

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
*	Esso SA Francaise	3,513	86
*	Adevinta ASA Class A Rights Exp. 11/12/2019	186,164	28
			3,023,033
Germany (13.7%)
	SAP SE	1,794,382	237,761
	Allianz SE	784,711	191,646
	Siemens AG	1,404,028	162,027
	Bayer AG	1,729,145	134,142
	BASF SE	1,699,659	129,208
	adidas AG	362,232	111,977
	Deutsche Telekom AG	6,003,359	105,634
	Daimler AG	1,592,645	92,888
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	267,963	74,452
	Volkswagen AG Preference Shares	341,218	64,868
	Deutsche Post AG	1,803,750	63,899
	Vonovia SE	1,006,552	53,604
	Deutsche Boerse AG	340,598	52,745
	Bayerische Motoren Werke AG	597,179	45,729
	Infineon Technologies AG	2,310,087	44,744
	E.ON SE	4,028,295	40,624
	Fresenius SE & Co. KGaA	752,905	39,645
	Henkel AG & Co. KGaA Preference Shares	320,596	33,302
	RWE AG	1,064,086	32,428
	Merck KGaA	240,381	28,670
	Fresenius Medical Care AG & Co. KGaA	387,178	27,947
	Deutsche Bank AG	3,793,248	27,508
	Continental AG	201,357	26,970
^	Wirecard AG	211,768	26,792
	MTU Aero Engines AG	96,024	25,680
	Deutsche Wohnen SE	662,625	24,983
	Symrise AG Class A	235,763	22,659
	Beiersdorf AG	184,829	21,867
	Porsche Automobil Holding SE Preference Shares	283,108	20,846
	HeidelbergCement AG	276,606	20,507
	Hannover Rueck SE	112,596	19,953
	Henkel AG & Co. KGaA	191,514	18,427
2	Covestro AG	317,846	15,264
	Brenntag AG	285,301	14,299
	Aroundtown SA	1,653,523	13,977
	LEG Immobilien AG	117,947	13,548
*	QIAGEN NV	423,412	12,736
2	Scout24 AG	202,323	12,541
	Sartorius AG Preference Shares	63,848	12,407
^	thyssenkrupp AG	864,652	12,331
*,2	Zalando SE	276,973	12,009
	Commerzbank AG	1,933,014	11,567
	Uniper SE	369,853	11,527
	Puma SE	152,025	11,438
	Volkswagen AG	57,871	10,940
2	Siemens Healthineers AG	244,396	10,387
	LANXESS AG	155,593	10,110
	Rheinmetall AG	79,983	9,647
*,2	Delivery Hero SE	204,102	9,577
	GEA Group AG	307,687	9,397
	Knorr-Bremse AG	89,997	9,082
	KION Group AG	131,748	8,766
	Evonik Industries AG	312,630	8,239
	Deutsche Lufthansa AG	446,014	7,726
	Carl Zeiss Meditec AG	68,022	7,415
^	OSRAM Licht AG	163,561	7,322
	United Internet AG	214,353	6,471
*	MorphoSys AG	58,594	6,396

6

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Bayerische Motoren Werke AG Preference Shares	102,595	6,315
	CTS Eventim AG & Co. KGaA	102,548	6,211
*	Dialog Semiconductor plc	134,697	6,059
	Axel Springer SE	86,072	6,024
	TAG Immobilien AG	240,170	5,837
	Fraport AG Frankfurt Airport Services Worldwide	68,793	5,750
^,*	Evotec SE	249,359	5,712
	alstria office REIT-AG	301,423	5,646
	ProSiebenSat.1 Media SE	382,295	5,645
	Fuchs Petrolub SE Preference Shares	130,938	5,579
	Bechtle AG	50,726	5,493
	Freenet AG	240,307	5,337
	K&S AG	368,426	5,232
	METRO AG	314,537	5,136
	Nemetschek SE	100,293	5,117
	TLG Immobilien AG	173,687	5,094
	TUI AG (XETR)	383,129	4,999
	HUGO BOSS AG	116,498	4,912
	Gerresheimer AG	60,130	4,849
	Rational AG	6,347	4,829
	Grand City Properties SA	205,548	4,812
	HOCHTIEF AG	37,336	4,665
^	GRENKE AG	49,297	4,662
*	HelloFresh SE	259,093	4,518
	Hella GmbH & Co. KGaA	83,159	4,045
	Telefonica Deutschland Holding AG	1,251,271	3,974
	Aareal Bank AG	114,418	3,841
	Stroeer SE & Co. KGaA	46,512	3,747
	Siltronic AG	39,000	3,714
2	Hapag-Lloyd AG	50,145	3,643
	Fielmann AG	45,889	3,539
	Talanx AG	75,835	3,495
	CANCOM SE	62,443	3,340
	Aurubis AG	67,887	3,338
2	Deutsche Pfandbriefbank AG	236,764	3,236
*,2	Rocket Internet SE	120,308	3,195
	RTL Group SA	62,822	3,194
*	Varta AG	26,414	2,986
	Deutsche EuroShop AG	98,982	2,963
	Software AG	92,922	2,956
	Jenoptik AG	95,825	2,849
	Sixt SE	28,570	2,794
	Duerr AG	93,788	2,767
	CompuGroup Medical SE	42,898	2,748
	Stabilus SA	46,437	2,607
	FUCHS PETROLUB SE	64,116	2,582
2	Befesa SA	64,449	2,391
*	Hypoport AG	7,596	2,354
^	1&1 Drillisch AG	86,026	2,304
	Jungheinrich AG Preference Shares	90,677	2,301
2	ADO Properties SA	54,926	2,240
	Wacker Chemie AG	28,562	2,238
	Norma Group SE	60,286	2,213
2	DWS Group GmbH & Co. KGaA	66,376	2,146
	Suedzucker AG	146,471	2,108
	RIB Software SE	77,352	2,010
	Pfeiffer Vacuum Technology AG	12,592	1,972
^	S&T AG	90,890	1,938
*	AIXTRON SE	198,776	1,817
^,*	Encavis AG	183,510	1,816
^	Krones AG	27,680	1,808
	PATRIZIA AG	86,078	1,769
	Bilfinger SE	52,688	1,759
*	CECONOMY AG	334,848	1,685

7

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	New Work SE	5,292	1,667
	Sixt SE Preference Shares	24,578	1,663
*	Nordex SE	115,217	1,504
	Isra Vision AG	29,203	1,381
	KWS Saat SE & Co. KGaA	20,259	1,362
	Salzgitter AG	73,992	1,342
	Indus Holding AG	34,716	1,323
^,*	zooplus AG	11,722	1,282
	DIC Asset AG	91,735	1,280
	Deutz AG	228,505	1,271
	Schaeffler AG Preference Shares	147,965	1,248
	Hamburger Hafen und Logistik AG	47,821	1,239
	Washtec AG	19,933	1,002
	Hornbach Holding AG & Co. KGaA	16,310	986
	Deutsche Beteiligungs AG	22,513	914
	Dermapharm Holding SE	22,523	882
	comdirect bank AG	58,411	881
^	Koenig & Bauer AG	26,151	864
	Wacker Neuson SE	49,898	852
	Wuestenrot & Wuerttembergische AG	40,072	820
	Kloeckner & Co. SE	137,003	790
	RHOEN-KLINIKUM AG	36,506	752
	Takkt AG	62,521	744
^,*	Leoni AG	60,831	721
	BayWa AG	24,562	719
	Vossloh AG	17,295	708
^,*	Heidelberger Druckmaschinen AG	533,129	692
^	Corestate Capital Holding SA	18,094	675
	Draegerwerk AG & Co. KGaA Preference Shares	10,082	591
*	SMA Solar Technology AG	16,042	502
	Bertrandt AG	9,339	466
^,*	SGL Carbon SE	94,091	437
^,*	ElringKlinger AG	52,110	385
^	Axel Springer SE (XETR)	4,978	355
	CropEnergies AG	42,001	328
	Draegerwerk AG & Co. KGaA	7,560	317
	Hornbach Baumarkt AG	106	2
			2,569,053
Ireland (0.6%)
	CRH plc (XDUB)	1,054,315	38,388
	Kerry Group plc Class A	271,746	32,845
	Kingspan Group plc	280,033	14,507
	Bank of Ireland Group plc	1,703,876	8,213
	AIB Group plc	1,466,668	4,704
	Glanbia plc	368,116	4,106
	C&C Group plc	585,348	2,881
	Green REIT plc	1,315,299	2,798
	Hibernia REIT plc	1,327,859	2,068
	Dalata Hotel Group plc	347,725	2,056
	Cairn Homes plc	1,421,399	1,839
	Irish Continental Group plc	307,958	1,473
*	Permanent TSB Group Holdings plc	257,834	340
^,*,§	Irish Bank Resolution Corp. Ltd.	2,503,596	—
			116,218
Italy (4.2%)
	Enel SPA	14,415,984	111,730
	Eni SPA	4,641,273	70,414
	Intesa Sanpaolo SPA (Registered)	27,731,573	69,491
	UniCredit SPA	4,140,972	52,537
	Assicurazioni Generali SPA	2,382,128	48,304
	Ferrari NV	235,623	37,737
	Fiat Chrysler Automobiles NV	2,067,932	32,092
	Atlantia SPA	985,816	24,356
	Snam SPA	4,222,527	21,678

8

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	CNH Industrial NV	1,831,255	19,938
	Terna Rete Elettrica Nazionale SPA	2,634,007	17,409
	Mediobanca Banca di Credito Finanziario SPA	1,348,135	16,031
	EXOR NV	193,378	14,825
	Moncler SPA	337,910	13,040
	FinecoBank Banca Fineco SPA	1,127,291	12,708
*	Telecom Italia SPA (Registered)	20,102,532	11,766
	Prysmian SPA	463,178	10,715
2	Poste Italiane SPA	845,432	10,269
	Davide Campari-Milano SPA	1,022,036	9,375
	Tenaris SA	876,147	8,889
	Leonardo SPA	714,286	8,298
	Recordati SPA	175,073	7,357
	Hera SPA	1,511,470	6,475
*	Banco BPM SPA	2,823,963	6,428
	Telecom Italia SPA (Bearer)	10,758,122	6,227
	A2A SPA	2,869,883	5,761
	Amplifon SPA	220,015	5,533
	Unione di Banche Italiane SPA	1,778,306	5,417
	Unipol Gruppo SPA	881,098	4,918
*	Saipem SPA	1,052,886	4,779
	DiaSorin SPA	41,786	4,711
2	Pirelli & C SPA	804,055	4,648
	Azimut Holding SPA	224,095	4,608
	Banca Mediolanum SPA	534,360	4,582
2	Infrastrutture Wireless Italiane SPA	444,166	4,559
	Italgas SPA	704,043	4,532
	Interpump Group SPA	145,925	4,000
	Iren SPA	1,208,425	3,752
	Banca Generali SPA	104,344	3,407
	Cerved Group SPA	346,638	3,374
	Buzzi Unicem SPA	129,142	3,116
	BPER Banca	682,782	3,055
	UnipolSai Assicurazioni SPA	1,067,609	2,980
	Freni Brembo SPA	276,309	2,940
2	Enav SPA	475,240	2,768
	Reply SPA	38,020	2,478
	Societa Cattolica di Assicurazioni SC	281,699	2,457
	Autogrill SPA	240,732	2,380
	Salvatore Ferragamo SPA	123,369	2,307
2	Technogym SPA	207,874	2,293
2	Anima Holding SPA	512,532	2,225
	ERG SPA	104,981	2,222
	De’ Longhi SPA	119,178	2,195
	IMA Industria Macchine Automatiche SPA	31,063	2,115
	ASTM SPA	63,584	2,004
	Saras SPA	1,033,880	1,986
	Brunello Cucinelli SPA	61,871	1,939
	Societa Iniziative Autostradali e Servizi SPA	104,941	1,815
^,*	Mediaset SPA	568,830	1,701
	Banca Popolare di Sondrio SCPA	823,772	1,648
	ACEA SPA	79,665	1,586
	Tamburi Investment Partners SPA	193,288	1,383
2	Banca Farmafactoring SPA	205,545	1,246
	MARR SPA	58,299	1,225
2	Carel Industries SPA	74,724	1,200
2	RAI Way SPA	181,754	1,121
^	Tod’s SPA	23,515	1,114
^,*	Juventus Football Club SPA	705,093	1,106
	Buzzi Unicem SPA Saving Shares	66,154	1,014
	Falck Renewables SPA	221,703	988
	Piaggio & C SPA	306,789	966
	Fincantieri SPA	882,109	931
2	doValue SPA	77,233	913

9

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
^,*	Banca Monte dei Paschi di Siena SPA	489,934	790
	Credito Emiliano SPA	135,614	784
^	Maire Tecnimont SPA	273,076	716
	Danieli & C Officine Meccaniche SPA Saving Shares	64,711	711
	Banca IFIS SPA	41,667	707
	Zignago Vetro SPA	59,532	678
	Italmobiliare SPA	24,410	653
^,*,2	OVS SPA	306,301	611
^,*	Salini Impregilo SPA	297,880	607
	Datalogic SPA	37,192	576
	Immobiliare Grande Distribuzione SIIQ SPA	89,071	572
	CIR-Compagnie Industriali Riunite SPA	541,340	558
*	Arnoldo Mondadori Editore SPA	241,655	539
	Cementir Holding NV	78,725	530
2	Gima TT SPA	66,090	512
	Danieli & C Officine Meccaniche SPA	27,279	471
	Biesse SPA	27,297	342
	Cairo Communication SPA	124,677	321
	DeA Capital SPA	154,133	235
	Rizzoli Corriere Della Sera Mediagroup SPA	199,843	205
^	Geox SPA	129,250	180
			789,385
Netherlands (5.7%)
	ASML Holding NV	740,998	194,229
	Unilever NV	2,683,423	158,610
	ING Groep NV	7,210,858	81,653
	Koninklijke Philips NV	1,670,750	73,303
*	Prosus NV	759,463	52,372
	Koninklijke Ahold Delhaize NV	2,039,509	50,825
	Heineken NV	434,826	44,405
	Akzo Nobel NV	421,470	38,857
	Koninklijke DSM NV	325,358	38,617
	Unibail-Rodamco-Westfield	249,662	38,616
	Wolters Kluwer NV	499,938	36,822
	NN Group NV	611,698	23,341
	Koninklijke KPN NV	6,100,579	18,939
	Heineken Holding NV	193,179	18,432
	ArcelorMittal	1,113,611	16,558
*	Galapagos NV	86,744	15,971
2	ABN AMRO Bank NV	761,219	14,189
	Aegon NV	3,231,102	14,018
*,2	Adyen NV	18,639	13,122
	Randstad NV	201,486	11,182
	ASR Nederland NV	254,323	9,323
	ASM International NV	89,244	8,998
	IMCD NV	96,574	7,541
	Aalberts NV	176,105	7,097
	Koninklijke Vopak NV	121,718	6,687
2	Signify NV	215,868	6,325
^,*,2	Takeaway.com NV	71,357	5,821
*	Altice Europe NV	993,946	5,687
	SBM Offshore NV	312,835	5,395
	BE Semiconductor Industries NV	130,881	4,852
*	OCI NV	178,475	4,013
	TKH Group NV	78,006	3,999
^	Boskalis Westminster	149,050	3,281
	Corbion NV	107,141	3,095
2	Intertrust NV	159,861	3,043
	Eurocommercial Properties NV	86,355	2,756
2	GrandVision NV	89,576	2,738
	Arcadis NV	130,046	2,571
	APERAM SA	86,531	2,217
	PostNL NV	825,766	1,897
*,2	Basic-Fit NV	61,883	1,893

10

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
^	Wereldhave NV	72,929	1,726
	Sligro Food Group NV	59,655	1,518
	TomTom NV	122,276	1,385
^,*	Fugro NV	151,963	1,378
^	AMG Advanced Metallurgical Group NV	55,503	1,366
	NSI NV	29,684	1,356
2	Flow Traders	50,390	1,187
	Koninklijke BAM Groep NV	461,077	1,171
	Koninklijke Volkerwessels NV	46,525	1,082
	Accell Group NV	38,958	968
	Vastned Retail NV	29,490	885
2	B&S Group Sarl	43,509	530
*	Altice Europe NV Class B	82,747	476
	ForFarmers NV	64,477	391
2	NIBC Holding NV	46,753	381
^	Brunel International NV	33,445	310
	Wessanen	1,716	22
			1,069,422
Norway (1.3%)
	DNB ASA	1,929,027	35,122
	Equinor ASA	1,822,522	33,836
	Telenor ASA	1,196,160	22,387
	Mowi ASA	788,084	19,239
	Orkla ASA	1,412,282	13,575
	Yara International ASA	322,601	12,567
	Norsk Hydro ASA	2,484,655	8,780
	Storebrand ASA	863,148	6,102
	Gjensidige Forsikring ASA	304,791	5,698
	TGS NOPEC Geophysical Co. ASA	216,665	5,627
^	Aker BP ASA	200,075	5,549
	Tomra Systems ASA	202,372	5,455
	Bakkafrost P/F	85,305	5,342
	Schibsted ASA Class B	183,609	5,123
*	Adevinta ASA	416,810	4,768
	Salmar ASA	96,372	4,497
	Schibsted ASA Class A	144,551	4,245
	Subsea 7 SA	433,248	4,070
2	Entra ASA	261,956	3,923
	SpareBank 1 SR-Bank ASA	325,158	3,465
	Leroy Seafood Group ASA	474,020	3,184
*	Norwegian Finans Holding ASA	288,437	2,786
	SpareBank 1 SMN	231,468	2,494
	Aker ASA	44,445	2,362
	Veidekke ASA	197,085	2,137
	Kongsberg Gruppen ASA	137,826	2,036
	Atea ASA	147,835	1,868
	Borregaard ASA	183,764	1,770
2	Scatec Solar ASA	154,081	1,714
	Austevoll Seafood ASA	165,518	1,671
*	Nordic Semiconductor ASA	267,877	1,526
*	Frontline Ltd.	139,420	1,467
	DNO ASA	1,147,280	1,394
*	BW Offshore Ltd.	169,831	1,297
	Grieg Seafood ASA	101,485	1,245
2	Evry AS	310,661	1,215
2	Elkem ASA	451,147	1,072
2	Sbanken ASA	148,016	1,052
*	PGS ASA	619,016	1,048
2	BW LPG Ltd.	138,227	968
^,*	Borr Drilling Ltd.	142,825	967
	Norway Royal Salmon ASA	29,230	691
*,2	Aker Solutions ASA	270,420	624
	Stolt-Nielsen Ltd.	43,810	539
	Ocean Yield ASA	92,989	520

11

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Sparebank 1 Oestlandet	46,704	452
^	Wallenius Wilhelmsen ASA	202,458	442
^,*	Norwegian Air Shuttle ASA	82,009	399
*	Akastor ASA	317,698	360
*,2	XXL ASA	175,629	360
	Hoegh LNG Holdings Ltd.	84,547	327
*	Seadrill Ltd.	123,501	223
*,§	XXL ASA Rights Exp.	19,319	5
			249,585
Poland (0.6%)
	Powszechna Kasa Oszczednosci Bank Polski SA	1,582,661	15,803
	Polski Koncern Naftowy ORLEN SA	575,505	15,736
	Powszechny Zaklad Ubezpieczen SA	1,042,600	10,089
	Bank Polska Kasa Opieki SA	290,054	8,191
	CD Projekt SA	115,898	7,651
*	KGHM Polska Miedz SA	256,641	5,627
	Grupa Lotos SA	183,692	4,587
	Santander Bank Polska SA	55,302	4,537
	Polskie Gornictwo Naftowe i Gazownictwo SA	3,227,150	3,976
	Cyfrowy Polsat SA	500,787	3,632
*,2	Dino Polska SA	89,406	3,484
	LPP SA	1,548	3,307
*	PGE Polska Grupa Energetyczna SA	1,362,867	2,922
*	mBank SA	23,906	2,390
*	Orange Polska SA	1,223,417	2,005
	Asseco Poland SA	138,395	1,861
*	Bank Millennium SA	1,118,299	1,800
*	AmRest Holdings SE	137,837	1,707
2	PLAY Communications SA	202,076	1,603
	CCC SA	52,649	1,538
*	Alior Bank SA	173,640	1,227
	KRUK SA	31,448	1,196
*	Enea SA	401,899	888
^	Eurocash SA	145,911	837
*	Grupa Azoty SA	88,736	815
	Bank Handlowy w Warszawie SA	60,280	805
	Budimex SA	22,862	790
*	Tauron Polska Energia SA	1,788,120	774
	Kernel Holding SA	60,321	671
*	Energa SA	392,652	632
	Warsaw Stock Exchange	51,430	520
	Jastrzebska Spolka Weglowa SA	98,696	502
*	Ciech SA	49,878	424
	PKP Cargo SA	50,814	319
	Lubelski Wegiel Bogdanka SA	24,630	233
*	Boryszew SA	33,354	38
			113,117
Portugal (0.3%)
	EDP - Energias de Portugal SA	4,215,028	17,363
	Galp Energia SGPS SA	951,915	15,226
	Jeronimo Martins SGPS SA	447,830	7,525
	EDP Renovaveis SA	288,954	3,296
	Banco Comercial Portugues SA	14,299,845	3,243
	NOS SGPS SA	403,549	2,399
	REN - Redes Energeticas Nacionais SGPS SA	682,833	2,027
	Sonae SGPS SA	1,643,411	1,658
	Navigator Co. SA	417,862	1,508
^	CTT-Correios de Portugal SA	241,880	773
	Altri SGPS SA	126,598	773
	Corticeira Amorim SGPS SA	65,069	700
	Semapa-Sociedade de Investimento e Gestao	36,401	501
	Mota-Engil SGPS SA	157,282	349

12

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
*	Banco Espirito Santo SA	8,371,877	19
			57,360
Spain (4.4%)
	Banco Santander SA	30,449,009	122,263
*	Iberdrola SA	10,932,925	112,381
	Banco Bilbao Vizcaya Argentaria SA	12,271,494	64,633
	Telefonica SA	8,411,233	64,593
	Industria de Diseno Textil SA	1,946,910	60,668
	Amadeus IT Group SA	741,569	54,861
*	Repsol SA	2,474,552	40,780
*	Ferrovial SA	883,950	26,080
2	Aena SME SA	131,526	24,143
	Grifols SA	604,235	19,493
	CaixaBank SA	6,651,640	19,074
*	ACS Actividades de Construccion y Servicios SA	449,349	18,234
2	Cellnex Telecom SA (XMAD)	387,121	16,704
	Red Electrica Corp. SA	805,480	16,188
	Endesa SA	592,965	16,150
	Naturgy Energy Group SA	561,661	15,303
	Banco de Sabadell SA	10,394,837	11,426
	Enagas SA	419,981	10,392
	Merlin Properties Socimi SA	615,642	9,063
	Bankinter SA	1,270,412	8,799
	Inmobiliaria Colonial Socimi SA	611,534	7,903
	Siemens Gamesa Renewable Energy SA	415,538	5,721
	Mapfre SA	1,854,591	5,176
*	Cellnex Telecom SA	113,328	4,886
	Bankia SA	2,226,273	4,247
	Acciona SA	38,710	4,033
	Viscofan SA	73,532	3,988
	Bolsas y Mercados Espanoles SHMSF SA	142,977	3,966
*	Masmovil Ibercom SA	158,411	3,668
	Applus Services SA	265,983	3,214
	Ebro Foods SA	145,271	3,189
	Acerinox SA	323,413	3,032
	Faes Farma SA	511,160	2,937
	CIE Automotive SA	102,919	2,563
	Zardoya Otis SA	335,500	2,544
	Cia de Distribucion Integral Logista Holdings SA	108,596	2,277
*	Indra Sistemas SA	228,907	2,211
*	Almirall SA	111,677	2,098
	Corp Financiera Alba SA	37,979	1,896
*,2	Neinor Homes SA	142,607	1,880
	Prosegur Cia de Seguridad SA	479,457	1,861
^,*	Sacyr SA	642,354	1,828
	Mediaset Espana Comunicacion SA	282,423	1,728
*	Fomento de Construcciones y Contratas SA	141,792	1,716
	Melia Hotels International SA	209,382	1,707
2	Euskaltel SA	176,560	1,644
	Construcciones y Auxiliar de Ferrocarriles SA	34,723	1,559
*	Tecnicas Reunidas SA	58,536	1,473
*	Fluidra SA	114,451	1,428
2	Gestamp Automocion SA	304,328	1,304
2	Unicaja Banco SA	1,415,224	1,282
*	Promotora de Informaciones SA	768,759	1,142
2	Prosegur Cash SA	693,222	1,084
	Lar Espana Real Estate Socimi SA	118,587	1,075
*,2	Aedas Homes SAU	40,334	932
^	Ence Energia y Celulosa SA	234,418	926
*,2	Global Dominion Access SA	219,978	924
2	Metrovacesa SA	85,437	807
	Liberbank SA	2,513,569	805
^,*	Pharma Mar SA	313,696	668
	Atresmedia Corp. de Medios de Comunicacion SA	148,376	621

13

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Grifols SA Preference Shares	13,875	303
	NH Hotel Group SA	48,836	245
*	Distribuidora Internacional de Alimentacion SA Rights Exp. 11/13/2019	2,144,540	43
^,*	Distribuidora Internacional de Alimentacion SA	214,454	42
			829,804
Sweden (4.8%)
	Investor AB Class B	967,363	49,630
	Telefonaktiebolaget LM Ericsson Class B	5,522,462	48,260
	Volvo AB Class B	2,775,426	41,592
	Atlas Copco AB Class A	1,150,980	40,626
	Assa Abloy AB Class B	1,694,879	40,251
	Sandvik AB	1,994,768	35,242
	Essity AB Class B	1,122,434	35,066
^	Hennes & Mauritz AB Class B	1,621,957	33,995
	Svenska Handelsbanken AB Class A	2,728,208	27,380
	Swedbank AB Class A	1,853,782	25,978
	Skandinaviska Enskilda Banken AB Class A	2,670,622	25,615
	Hexagon AB Class B	465,923	23,854
^	Atlas Copco AB Class B	714,572	22,172
	Telia Co. AB	4,873,504	21,438
	Swedish Match AB	313,463	14,726
	Skanska AB Class B	661,692	14,099
	Tele2 AB	981,178	14,046
	Boliden AB	508,130	13,703
	Alfa Laval AB	581,127	13,450
	SKF AB	708,231	12,823
^	Epiroc AB Class A	1,124,089	12,665
	Kinnevik AB	443,758	12,145
	Electrolux AB Class B	444,096	11,676
	Svenska Cellulosa AB SCA Class B	1,131,482	11,546
	Lundin Petroleum AB	324,262	10,739
	Castellum AB	499,955	10,217
	Elekta AB Class B	663,400	9,242
	Securitas AB Class B	571,054	9,144
	Industrivarden AB Class A	408,707	9,047
^	Epiroc AB Class B	722,270	7,866
	Nibe Industrier AB Class B	549,067	7,518
	Trelleborg AB Class B	451,799	7,306
	Fabege AB	488,495	7,295
	Getinge AB	411,669	7,038
*	Fastighets AB Balder Class B	180,236	6,990
	ICA Gruppen AB	143,333	6,343
	Industrivarden AB	283,128	6,134
	Investor AB Class A	116,222	5,858
	Husqvarna AB	752,403	5,764
	AAK AB	315,779	5,602
	Holmen AB	185,335	5,469
2	Evolution Gaming Group AB	228,373	5,462
	Loomis AB Class B	137,835	5,337
	Indutrade AB	170,163	5,247
	Saab AB Class B	169,575	5,237
*	Swedish Orphan Biovitrum AB	324,811	5,151
	L E Lundbergforetagen AB Class B	136,240	5,135
2	Dometic Group AB	552,661	5,131
	Sweco AB Class B	122,052	4,294
	Lifco AB Class B	83,385	4,159
	Axfood AB	191,226	4,119
	Hexpol AB	457,164	4,079
^	BillerudKorsnas AB	328,769	3,954
2	Thule Group AB	192,491	3,920
	AF POYRY AB	178,972	3,810
	Wihlborgs Fastigheter AB	246,099	3,723
	Intrum AB	136,458	3,679
	Nordic Entertainment Group AB Class B	121,333	3,449

14

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
2	Bravida Holding AB	364,926	3,363
	Hufvudstaden AB Class A	200,414	3,354
	JM AB	129,697	3,322
	Wallenstam AB	302,341	3,311
	Kungsleden AB	349,525	3,176
	Beijer Ref AB	115,109	3,108
	Hemfosa Fastigheter AB	300,574	3,097
	Peab AB	364,952	3,077
	SSAB AB Class B	1,182,082	2,978
^	Investment AB Latour Class B	218,319	2,954
	Pandox AB Class B	139,710	2,796
	NCC AB Class B	171,915	2,763
*	AddTech AB	84,869	2,362
^	Mycronic AB	126,559	2,107
	Klovern AB	1,140,094	1,991
*	Nyfosa AB	294,163	1,966
	Avanza Bank Holding AB	224,759	1,918
	Vitrolife AB	116,535	1,818
	Nolato AB Class B	31,465	1,763
	Arjo AB	410,256	1,692
	Atrium Ljungberg AB	84,186	1,676
*	Sectra AB Class B	47,923	1,596
2	Resurs Holding AB	263,766	1,553
	Bonava AB	158,403	1,528
	Bure Equity AB	92,800	1,434
*	Hembla AB Class B	63,955	1,426
	Catena AB	38,912	1,425
	Bilia AB	141,004	1,415
	Lindab International AB	122,564	1,371
	Nobia AB	209,577	1,338
	Cloetta AB Class B	391,676	1,330
2	Scandic Hotels Group AB	136,326	1,312
*	Modern Times Group MTG AB Class B	123,187	1,142
*	Betsson AB	225,823	1,112
	SSAB AB Class A	369,141	1,033
2	Attendo AB	190,109	971
*	NetEnt AB	339,921	962
	SkiStar AB	78,753	945
	Concentric AB	69,029	923
	Ratos AB	354,397	915
*	Adapteo Oyj	79,724	873
*	Hansa Biopharma AB	61,323	817
	Telefonaktiebolaget LM Ericsson Class A	87,467	763
	Sagax AB	198,963	755
	Investment AB Oresund	52,839	697
*,2	Munters Group AB	143,059	690
	Clas Ohlson AB	70,639	680
*	Mekonomen AB	77,078	656
	Klovern AB Preference Shares	16,053	593
*	SAS AB	338,280	529
	Hemfosa Fastigheter AB Preference Shares	20,510	402
^,*	Collector AB	72,881	355
	Svenska Handelsbanken AB Class B	34,318	345
	Skandinaviska Enskilda Banken AB	33,417	323
	NCC AB Class A	10,104	161
	Dios Fastigheter AB	2,942	24
	Sagax AB Preference Shares	4,825	18
*	International Petroleum Corp.	1	—
			892,440
Switzerland (13.9%)
	Nestle SA	5,351,984	572,562
	Roche Holding AG	1,312,059	394,872
	Novartis AG	3,985,729	348,254
	Zurich Insurance Group AG	269,553	105,584

15

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	UBS Group AG	6,338,570	75,018
	Cie Financiere Richemont SA	943,660	74,154
	ABB Ltd.	3,306,369	69,434
	Credit Suisse Group AG	4,643,595	57,478
	Swiss Re AG	513,463	53,856
*	Alcon Inc.	849,669	50,248
	Givaudan SA	17,100	50,239
	Lonza Group AG	137,715	49,637
	Sika AG	256,992	44,179
	Geberit AG	65,598	33,330
	Swiss Life Holding AG	61,200	30,650
	LafargeHolcim Ltd. (XSWX)	517,259	26,700
	SGS SA	9,486	24,740
	Partners Group Holding AG	30,582	23,899
	Swisscom AG	46,717	23,895
	Sonova Holding AG	101,782	23,357
	LafargeHolcim Ltd. (XPAR)	415,132	21,321
	Schindler Holding AG	75,309	18,450
	Julius Baer Group Ltd.	400,319	17,728
	Chocoladefabriken Lindt & Spruengli AG (Registered)	215	17,606
	Adecco Group AG	281,413	16,729
	Straumann Holding AG	18,542	16,567
	Baloise Holding AG	85,726	15,855
	Temenos AG	110,069	15,748
	Kuehne & Nagel International AG	92,468	14,939
	Swatch Group AG (Bearer)	53,569	14,853
	Swiss Prime Site AG	138,638	14,290
	Vifor Pharma AG	82,087	12,927
	Chocoladefabriken Lindt & Spruengli AG	1,555	11,558
	Logitech International SA	268,816	11,034
	PSP Swiss Property AG	72,253	9,564
	Barry Callebaut AG	4,295	9,077
	Helvetia Holding AG	59,686	8,384
	Schindler Holding AG (Registered)	35,055	8,301
	EMS-Chemie Holding AG	13,096	8,205
	Clariant AG	370,978	7,610
	Roche Holding AG (Bearer)	24,360	7,262
	Georg Fischer AG	7,570	7,230
2	VAT Group AG	47,304	6,955
*	ams AG	143,185	6,434
	Flughafen Zurich AG	35,180	6,339
^	BB Biotech AG	100,483	6,261
	Cembra Money Bank AG	52,070	5,522
	Tecan Group AG	22,625	5,353
	Pargesa Holding SA	67,220	5,314
	Belimo Holding AG	844	5,294
2	Galenica AG	86,567	5,183
	Allreal Holding AG	25,529	4,974
2	Sunrise Communications Group AG	61,677	4,799
	Dufry AG	51,572	4,485
	Swatch Group AG (Registered)	80,714	4,333
	Landis&Gyr Group AG	46,116	4,282
	Banque Cantonale Vaudoise	5,037	3,950
^,*	Idorsia Ltd.	164,203	3,741
	OC Oerlikon Corp. AG	355,424	3,647
	Bucher Industries AG	11,639	3,603
	dormakaba Holding AG	5,587	3,579
	SIG Combibloc Group AG	255,243	3,539
	Mobimo Holding AG	11,677	3,293
	Sulzer AG	32,034	3,240
	DKSH Holding AG	65,791	3,128
	Siegfried Holding AG	7,650	3,118
	Emmi AG	3,554	3,010
	Vontobel Holding AG	50,934	2,970

16

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Valiant Holding AG	27,980	2,842
	Forbo Holding AG	1,734	2,763
	SFS Group AG	30,875	2,735
	Inficon Holding AG	3,468	2,488
	BKW AG	32,962	2,433
	Daetwyler Holding AG	13,292	2,291
	Huber & Suhner AG	31,729	2,114
	HBM Healthcare Investments AG	10,437	2,108
	Interroll Holding AG	1,004	2,077
	Conzzeta AG	2,347	2,046
	St. Galler Kantonalbank AG	4,362	1,910
	Berner Kantonalbank AG	7,764	1,712
	Valora Holding AG	5,822	1,667
	Bachem Holding AG	10,899	1,664
	Schweiter Technologies AG	1,611	1,656
	Kardex AG	10,633	1,545
	VZ Holding AG	4,917	1,374
	Burckhardt Compression Holding AG	5,747	1,370
^	Komax Holding AG	6,400	1,362
*	Aryzta AG XVTX	1,678,426	1,326
	Comet Holding AG	13,194	1,320
	Liechtensteinische Landesbank AG	19,421	1,282
	Intershop Holding AG	1,946	1,070
	Implenia AG	27,475	1,047
	LEM Holding SA	865	1,023
	u-blox Holding AG	12,584	1,020
	Vetropack Holding AG	370	1,004
	Bell Food Group AG	3,611	992
^,*	COSMO Pharmaceuticals NV	12,905	958
*	GAM Holding AG	286,146	955
	Arbonia AG	75,440	947
	Ypsomed Holding AG	5,772	856
	EFG International AG	133,014	841
^,*	Basilea Pharmaceutica AG	20,019	823
^	Bobst Group SA	14,616	768
	Rieter Holding AG	5,340	728
	Zehnder Group AG	16,646	728
	Swissquote Group Holding SA	16,178	706
	ALSO Holding AG	4,560	679
	Ascom Holding AG	68,161	676
	Bossard Holding AG	4,088	649
	VP Bank AG	4,123	643
*	Leonteq AG	19,450	621
^	Autoneum Holding AG	5,325	597
	Hiag Immobilien Holding AG	5,170	553
	APG SGA SA	1,825	539
^,*	Meyer Burger Technology AG	1,256,695	531
^,*	Alpiq Holding AG	5,434	393
	Kudelski SA	61,954	360
*	Schmolz & Bickenbach AG	881,372	233
*,§	Aryzta AG XLON	24,200	34
			2,596,729
United Kingdom (26.6%)
	HSBC Holdings plc	37,498,758	283,308
	AstraZeneca plc	2,430,850	237,050
	BP plc	36,903,044	234,016
	GlaxoSmithKline plc	9,081,369	208,009
	Royal Dutch Shell plc Class B	6,908,189	198,955
	Royal Dutch Shell plc Class A (XLON)	6,767,884	196,189
	Diageo plc	4,325,431	177,045
	British American Tobacco plc	4,065,121	142,182
	Unilever plc	2,015,027	120,658
	Rio Tinto plc	2,037,481	106,075
	Vodafone Group plc	49,690,218	101,404

17

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Lloyds Banking Group plc	130,765,736	96,193
	Reckitt Benckiser Group plc	1,164,087	90,079
	Prudential plc	4,814,350	84,092
	BHP Group plc	3,854,579	81,758
	Compass Group plc	2,938,347	78,231
	National Grid plc	6,444,139	75,347
	Barclays plc	31,817,121	69,014
	Glencore plc	20,394,256	61,558
	Anglo American plc	2,316,912	59,631
	Tesco plc	17,898,232	54,635
	Experian plc	1,680,663	52,977
	London Stock Exchange Group plc	580,009	52,270
	RELX plc (XAMS)	1,930,115	46,445
	BAE Systems plc	5,920,941	44,228
	Standard Chartered plc	4,872,093	44,209
	BT Group plc	16,163,151	42,895
	Aviva plc	7,233,121	38,987
	Imperial Brands plc	1,763,500	38,683
	Legal & General Group plc	10,963,916	37,478
	RELX plc (XLON)	1,551,610	37,356
	Ferguson plc	424,469	36,247
	Smith & Nephew plc	1,621,346	34,805
	Royal Dutch Shell plc Class A (XAMS)	1,191,185	34,601
	SSE plc	1,897,345	31,564
	Rolls-Royce Holdings plc	3,145,340	28,943
	WPP plc	2,263,361	28,246
	Ashtead Group plc	848,903	25,846
	3i Group plc	1,762,436	25,754
	Melrose Industries plc	8,907,919	24,619
	Royal Bank of Scotland Group plc	8,398,691	23,216
	Informa plc	2,309,331	23,212
	Segro plc	2,016,102	22,055
	Intertek Group plc	298,764	20,715
	InterContinental Hotels Group plc	338,688	20,496
	Next plc	236,934	20,207
	Rentokil Initial plc	3,424,739	20,155
	Burberry Group plc	755,286	20,028
	Sage Group plc	2,013,662	18,768
	Associated British Foods plc	644,596	18,606
	Mondi plc	894,817	18,553
	Persimmon plc	587,422	17,327
	Standard Life Aberdeen plc	4,393,495	17,274
	DCC plc	181,891	17,058
	Halma plc	701,152	17,014
	Bunzl plc	619,601	16,119
	Land Securities Group plc	1,315,955	16,029
	Smiths Group plc	732,325	15,308
	Barratt Developments plc	1,868,059	15,277
	Smurfit Kappa Group plc	442,971	14,737
	Flutter Entertainment plc	142,504	14,697
	CRH plc (XLON)	399,378	14,559
*	Ocado Group plc	837,786	14,440
	Croda International plc	230,490	14,381
	United Utilities Group plc	1,261,793	14,248
	Johnson Matthey plc	352,219	13,993
	Spirax-Sarco Engineering plc	136,153	13,973
	British Land Co. plc	1,717,721	13,811
*	M&G plc	4,814,350	13,333
	St. James’s Place plc	969,561	13,078
	Whitbread plc	247,716	13,039
	Taylor Wimpey plc	6,027,597	12,927
	RSA Insurance Group plc	1,908,719	12,913
	Severn Trent plc	437,505	12,791
	Rightmove plc	1,641,791	12,744

18

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Pearson plc	1,442,171	12,737
	GVC Holdings plc	1,072,923	12,378
	Berkeley Group Holdings plc	216,819	12,359
2	Auto Trader Group plc	1,691,362	12,324
	ITV plc	6,913,190	11,993
	Carnival plc	290,836	11,638
	Meggitt plc	1,428,130	11,555
	Hargreaves Lansdown plc	499,929	11,480
	DS Smith plc	2,368,243	10,980
	Coca-Cola HBC AG	358,689	10,922
	Wm Morrison Supermarkets plc	4,079,390	10,539
	Kingfisher plc	3,896,232	10,452
*	Just Eat plc	1,065,170	10,143
	Centrica plc	10,767,580	10,133
	Admiral Group plc	380,864	9,968
	Hiscox Ltd.	516,110	9,967
	Intermediate Capital Group plc	513,390	9,881
	Bellway plc	227,591	9,315
	Polymetal International plc	551,092	9,064
	Cobham plc	4,419,699	9,040
	Pennon Group plc	772,276	8,979
	Direct Line Insurance Group plc	2,543,518	8,968
	Phoenix Group Holdings plc	970,196	8,862
	Travis Perkins plc	462,168	8,584
	Marks & Spencer Group plc	3,636,784	8,568
	Derwent London plc	184,732	8,501
	Weir Group plc	480,401	8,391
	Schroders plc	206,229	8,268
	International Consolidated Airlines Group SA (London Shares)	1,189,953	8,191
	J Sainsbury plc	2,995,833	7,895
	Howden Joinery Group plc	1,054,177	7,890
2	Merlin Entertainments plc	1,311,449	7,726
	UNITE Group plc	527,209	7,679
	G4S plc	2,861,174	7,674
	B&M European Value Retail SA	1,580,322	7,581
	HomeServe plc	504,190	7,573
	Tate & Lyle plc	863,619	7,533
	BBA Aviation plc	1,899,648	7,473
	Beazley plc	965,490	7,338
	Antofagasta plc	641,901	7,230
	Electrocomponents plc	817,834	7,216
	Investec plc	1,225,815	6,950
2	ConvaTec Group plc	2,708,503	6,919
	Tullow Oil plc	2,573,294	6,877
	Micro Focus International plc	494,657	6,789
	Hikma Pharmaceuticals plc	259,264	6,752
	SSP Group plc	818,014	6,745
	JD Sports Fashion plc	663,829	6,603
	Spectris plc	212,961	6,602
	IMI plc	499,704	6,498
	AVEVA Group plc	117,835	6,385
	Inchcape plc	762,904	6,378
	Dechra Pharmaceuticals plc	183,812	6,270
	Rotork plc	1,604,544	6,266
*	Capita plc	3,045,274	6,160
	Inmarsat plc	863,192	6,158
	Britvic plc	481,586	6,155
	IWG plc	1,233,183	6,143
	Tritax Big Box REIT plc	3,146,618	6,129
2	Quilter plc	3,424,394	6,076
	easyJet plc	362,464	5,815
	British American Tobacco plc ADR	161,443	5,644
	TUI AG (XLON)	424,459	5,553
	IG Group Holdings plc	671,735	5,527

19

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	John Wood Group plc	1,230,313	5,402
	Cineworld Group plc	1,868,009	5,383
	WH Smith plc	189,666	5,375
	Hammerson plc	1,407,682	5,288
2	Avast plc	980,319	5,264
	Man Group PLC	2,796,140	5,204
	Entertainment One Ltd.	706,392	5,102
	Hays plc	2,496,809	5,081
	Shaftesbury plc	410,245	5,027
	Close Brothers Group plc	278,974	5,002
	Great Portland Estates plc	487,528	4,976
	Evraz plc	1,013,857	4,838
	TP ICAP plc	1,036,733	4,610
2	Sophos Group plc	621,310	4,570
	Royal Mail plc	1,668,913	4,567
	UDG Healthcare plc	454,006	4,551
	Aggreko plc	440,934	4,520
*	Serco Group plc	2,233,047	4,514
	LondonMetric Property plc	1,499,708	4,502
^	NMC Health plc	158,555	4,495
	Capital & Counties Properties plc	1,358,367	4,490
	Genus plc	118,891	4,467
	National Express Group plc	763,468	4,417
2	John Laing Group plc	920,564	4,359
	Victrex plc	152,339	4,328
	Ashmore Group plc	712,573	4,298
	Moneysupermarket.com Group plc	963,209	4,286
	Greggs plc	185,042	4,256
	Assura plc	4,370,400	4,236
	BCA Marketplace plc	1,382,616	4,227
	Big Yellow Group plc	282,261	4,177
	William Hill plc	1,628,330	4,169
	Diploma plc	200,256	4,146
	Virgin Money UK plc	2,301,409	4,095
	QinetiQ Group plc	998,893	4,072
	Grafton Group plc	398,655	4,037
	Primary Health Properties plc	2,067,148	3,788
	Bovis Homes Group plc	249,814	3,785
	Cranswick plc	93,754	3,769
2	Countryside Properties plc	818,092	3,744
	Balfour Beatty plc	1,279,141	3,727
	Grainger plc	1,116,879	3,714
*	Firstgroup plc	2,205,369	3,689
	Games Workshop Group plc	60,347	3,494
	Safestore Holdings plc	378,655	3,438
	Jupiter Fund Management plc	770,824	3,422
	Lancashire Holdings Ltd.	369,210	3,409
	Babcock International Group plc	468,762	3,367
^	Mediclinic International plc	709,869	3,366
	Marshalls plc	360,884	3,318
	Pagegroup plc	573,003	3,301
2	Ascential plc	727,986	3,299
	Redrow plc	420,599	3,279
	Ultra Electronics Holdings plc	128,115	3,236
	Domino’s Pizza Group plc	868,025	3,217
	Workspace Group plc	244,278	3,210
	Bodycote plc	345,636	3,205
	OneSavings Bank plc	686,261	3,201
	Fresnillo plc	342,878	3,168
	Dixons Carphone plc	1,843,529	3,135
	Paragon Banking Group plc	475,329	3,099
	Renishaw plc	62,910	3,093
	Centamin plc	2,013,563	3,046
	Daily Mail & General Trust plc	259,252	2,952

20

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
*	Future plc	149,732	2,938
*	EI Group plc	799,627	2,920
	Savills plc	244,562	2,905
	Playtech plc	566,166	2,882
	Drax Group plc	739,369	2,842
	Spirent Communications plc	1,092,821	2,813
	Softcat plc	226,232	2,757
	Rathbone Brothers plc	101,989	2,744
	Provident Financial plc	467,153	2,667
	KAZ Minerals plc	417,318	2,550
*,2	Wizz Air Holdings plc	51,484	2,550
	Hill & Smith Holdings plc	149,139	2,530
*	Cairn Energy plc	1,069,063	2,470
	Greencore Group plc	815,092	2,451
	J D Wetherspoon plc	129,222	2,448
	Petrofac Ltd.	484,884	2,420
	Essentra plc	485,371	2,395
	Coats Group plc	2,585,154	2,386
	Pets at Home Group plc	873,046	2,325
	Computacenter plc	129,819	2,297
	Crest Nicholson Holdings plc	455,260	2,294
	Brewin Dolphin Holdings plc	531,234	2,290
	AJ Bell plc	476,687	2,290
	Rhi Magnesita NV	50,310	2,267
	Synthomer plc	619,210	2,236
*	Mitchells & Butlers plc	404,672	2,233
2	Ibstock plc	696,192	2,175
	Plus500 Ltd.	204,069	2,116
	Micro Focus International plc ADR	150,806	2,069
	Vesuvius plc	393,547	2,036
	Go-Ahead Group plc	76,912	2,036
	Elementis plc	1,050,545	2,022
	Polypipe Group plc	334,069	1,959
	Galliford Try plc	198,316	1,882
	Marston’s plc	1,176,593	1,880
	St. Modwen Properties plc	318,650	1,860
2	McCarthy & Stone plc	974,186	1,845
	Dunelm Group plc	179,932	1,843
	Senior plc	767,789	1,837
^	TalkTalk Telecom Group plc	1,209,613	1,754
	Sanne Group plc	250,329	1,711
	IntegraFin Holdings plc	351,207	1,680
	Telecom Plus plc	104,923	1,637
2	Equiniti Group plc	584,485	1,633
^,*	Premier Oil plc	1,513,911	1,627
	Morgan Advanced Materials plc	522,603	1,595
	Restaurant Group plc	885,280	1,559
	SIG plc	1,056,511	1,540
*	Just Group plc	1,901,051	1,499
	F&C Commercial Property Trust Ltd.	962,488	1,465
	NewRiver REIT plc	556,320	1,449
	Mitie Group plc	700,781	1,435
*	Sports Direct International plc	356,026	1,425
	Hunting plc	265,311	1,356
	UK Commercial Property REIT Ltd.	1,186,752	1,349
	Chemring Group plc	513,725	1,336
2	Hastings Group Holdings plc	555,535	1,308
	Stagecoach Group plc	735,761	1,307
	Hyve Group plc	1,285,091	1,298
	Card Factory plc	577,395	1,267
	Vectura Group plc	1,106,854	1,265
	Saga plc	2,055,185	1,250
	Hochschild Mining plc	467,509	1,216
	Picton Property Income Ltd.	985,602	1,185

21

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2019

				Shares	Market Value ($000)
		Bank of Georgia Group plc		69,195	1,168
		NCC Group plc		470,468	1,143
		888 Holdings plc		490,099	1,140
		AG Barr plc		152,072	1,093
		Northgate plc		232,698	1,039
		Rank Group plc		318,181	1,005
		Hansteen Holdings plc		754,934	1,002
^,*		Intu Properties plc		1,642,664	956
		Helical plc		181,145	919
		Stobart Group Ltd.		594,403	918
		Ferrexpo plc		550,160	902
		Keller Group plc		133,075	894
		TBC Bank Group plc		53,202	880
		PZ Cussons plc		331,220	864
^,*		Metro Bank plc		298,358	785
*		Georgia Capital plc		61,197	772
		Redefine International plc		451,922	756
		RPS Group plc		406,971	743
		Halfords Group plc		355,659	730
2		Spire Healthcare Group plc		482,256	730
		International Personal Finance plc		409,181	704
		GoCo Group plc		558,988	701
*		Indivior plc		1,350,440	684
		Schroder REIT Ltd.		942,721	673
		AA plc		1,140,605	650
		Devro plc		308,971	642
		Superdry plc		119,462	634
		Dignity plc		86,065	616
^,*,2		Aston Martin Lagonda Global Holdings plc		115,873	601
*		Premier Foods plc		1,244,869	521
^,*		Sirius Minerals plc		12,552,280	468
		N Brown Group plc		287,422	465
^,*,2		Funding Circle Holdings plc		281,189	430
		Pharos Energy plc		561,420	425
2		Bakkavor Group plc		274,065	421
		Renewi plc		1,093,124	419
^,*		AO World plc		502,750	411
		De La Rue plc		184,617	376
2		CMC Markets plc		196,007	330
		Ted Baker plc		53,247	280
2		Amigo Holdings plc		249,059	226
*,2		Alfa Financial Software Holdings plc		164,919	176
		Daejan Holdings plc		1,226	77
		Barrick Gold Corp.		81	1
*,§		Carillion plc		1,000,411	—
*,§		Thomas Cook Group plc		919,391	—
					4,986,823
Total Common Stocks (Cost $22,566,910)					18,599,845

		Coupon
Temporary Cash Investments (1.2%)[1]
Money Market Fund (1.1%)
3,4	Vanguard Market Liquidity Fund	1.984%		2,149,645	214,986

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	1.954%-2.157%	11/7/19	4,100	4,099

22

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5	United States Treasury Bill	1.997%	12/26/19	1,775	1,771
5	United States Treasury Bill	1.817%	1/30/20	3,000	2,989
					8,859
Total Temporary Cash Investments (Cost $223,872)					223,845
Total Investments (100.4%) (Cost $22,790,782)					18,823,690
Other Assets and Liabilities—Net (-0.4%)[4,5]					(83,479)
Net Assets (100%)					18,740,211

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $143,224,000.

*	Non-income-producing security.

§	Security value determined using significant unobservable inputs.

1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.

2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2019, the aggregate value of these securities was $398,098,000, representing 2.1% of net assets.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4	Collateral of $216,372,000 was received for securities on loan, of which $214,811,000 is held in Vanguard Market Liquidity Fund and $1,561,000 is held in cash.

5	Securities with a value of $7,435,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

REIT—Real Estate Investment Trust.

23

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
Common Stocks (99.3%)[1]
Australia (16.7%)
	Commonwealth Bank of Australia	1,676,774	90,915
	CSL Ltd.	428,243	75,523
	BHP Group Ltd.	2,789,958	68,389
	Westpac Banking Corp.	3,304,414	64,157
	National Australia Bank Ltd.	2,729,060	53,569
	Australia & New Zealand Banking Group Ltd.	2,687,010	49,380
	Woolworths Group Ltd.	1,193,081	30,765
	Wesfarmers Ltd.	1,071,536	29,440
	Macquarie Group Ltd.	292,121	26,974
	Transurban Group	2,565,906	26,280
	Rio Tinto Ltd.	352,339	22,033
	Woodside Petroleum Ltd.	880,450	19,514
	Goodman Group	1,688,591	16,766
	Newcrest Mining Ltd.	727,635	15,883
	Amcor plc	1,532,301	14,672
	Aristocrat Leisure Ltd.	603,978	13,170
	Scentre Group	4,838,560	12,784
	Brambles Ltd.	1,517,401	12,544
	Insurance Australia Group Ltd.	2,195,454	12,029
	Suncorp Group Ltd.	1,200,549	11,147
	Coles Group Ltd.	1,071,931	11,093
	QBE Insurance Group Ltd.	1,259,657	10,960
	ASX Ltd.	183,178	10,398
	Telstra Corp. Ltd.	3,954,843	9,525
	Santos Ltd.	1,678,373	9,388
	Fortescue Metals Group Ltd.	1,504,408	9,208
	Origin Energy Ltd.	1,657,717	8,987
	APA Group	1,117,009	8,972
	Sonic Healthcare Ltd.	450,042	8,864
	Dexus	1,034,092	8,528
	AGL Energy Ltd.	621,656	8,486
	South32 Ltd.	4,790,325	8,383
	Treasury Wine Estates Ltd.	680,294	8,247
	Mirvac Group	3,720,668	8,245
	Cochlear Ltd.	53,215	7,764
	Stockland	2,258,933	7,626
	GPT Group	1,838,326	7,546
	Aurizon Holdings Ltd.	1,820,934	7,408
	James Hardie Industries plc	416,974	7,161
	Lendlease Group	536,577	6,936
	Ramsay Health Care Ltd.	141,277	6,675
	Sydney Airport	1,051,177	6,366
	Oil Search Ltd.	1,265,347	6,245
	Medibank Pvt Ltd.	2,598,084	6,055
	Tabcorp Holdings Ltd.	1,789,233	5,929
	Orica Ltd.	358,395	5,664
	Vicinity Centres	2,963,589	5,455
	SEEK Ltd.	325,803	5,099
	Computershare Ltd.	456,975	4,988
	Caltex Australia Ltd.	238,410	4,482
	BlueScope Steel Ltd.	485,915	4,448
	Magellan Financial Group Ltd.	124,678	4,135
*	Xero Ltd.	87,157	4,134
	AMP Ltd.	3,201,357	4,045
	Northern Star Resources Ltd.	583,748	3,957
	Boral Ltd.	1,098,412	3,814
	Alumina Ltd.	2,359,453	3,683
	Incitec Pivot Ltd.	1,509,229	3,591
	Atlas Arteria Ltd.	640,786	3,544
	REA Group Ltd.	47,006	3,528
*	Afterpay Touch Group Ltd.	174,454	3,463

24

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Coca-Cola Amatil Ltd.	489,605	3,436
	Bendigo & Adelaide Bank Ltd.	465,530	3,417
	Charter Hall Group	434,640	3,387
	Downer EDI Ltd.	556,710	3,096
	Challenger Ltd.	538,088	2,951
	Worley Ltd.	305,714	2,870
	Crown Resorts Ltd.	332,101	2,853
	Evolution Mining Ltd.	993,238	2,833
	JB Hi-Fi Ltd.	104,253	2,664
	Qantas Airways Ltd.	594,005	2,627
	Qube Holdings Ltd.	1,167,296	2,617
	Iluka Resources Ltd.	403,090	2,609
	Beach Energy Ltd.	1,642,782	2,584
	ALS Ltd.	455,357	2,533
	Star Entertainment Grp Ltd.	774,719	2,512
	Orora Ltd.	1,135,603	2,421
	Ansell Ltd.	123,439	2,347
^	Bank of Queensland Ltd.	373,805	2,333
	Altium Ltd.	101,649	2,250
	AusNet Services	1,696,568	2,167
	Reliance Worldwide Corp. Ltd.	739,981	2,153
	carsales.com Ltd.	198,638	2,129
	OZ Minerals Ltd.	299,567	2,090
	CIMIC Group Ltd.	91,707	2,090
	Cromwell Property Group	2,256,968	2,062
	nib holdings Ltd.	423,049	2,045
	Domino’s Pizza Enterprises Ltd.	55,669	1,959
	Independence Group NL	446,646	1,956
	Link Administration Holdings Ltd.	484,032	1,867
	Steadfast Group Ltd.	752,282	1,863
*	Saracen Mineral Holdings Ltd.	717,182	1,856
	Nine Entertainment Co. Holdings Ltd.	1,391,856	1,766
	IOOF Holdings Ltd.	325,028	1,653
	Metcash Ltd.	848,596	1,650
	Cleanaway Waste Management Ltd.	1,273,073	1,618
^	Harvey Norman Holdings Ltd.	565,102	1,594
	Seven Group Holdings Ltd.	122,389	1,582
	Shopping Centres Australasia Property Group	846,825	1,571
	Flight Centre Travel Group Ltd.	52,642	1,546
	TPG Telecom Ltd.	339,037	1,528
	Appen Ltd.	101,226	1,521
	Regis Resources Ltd.	433,443	1,469
	Charter Hall Long Wale REIT	370,078	1,466
	IDP Education Ltd.	117,762	1,443
	Whitehaven Coal Ltd.	630,715	1,435
*	NEXTDC Ltd.	318,302	1,407
	WiseTech Global Ltd.	77,761	1,397
	IRESS Ltd.	158,324	1,390
2	Viva Energy Group Ltd.	988,277	1,361
	CSR Ltd.	463,302	1,324
	Mineral Resources Ltd.	131,314	1,292
	BWP Trust	451,231	1,290
*	Vocus Group Ltd.	558,710	1,281
	St. Barbara Ltd.	661,597	1,276
	Breville Group Ltd.	119,982	1,271
	Washington H Soul Pattinson & Co. Ltd.	84,722	1,266
	Bapcor Ltd.	256,570	1,265
	Pendal Group Ltd.	253,445	1,251
*	Nufarm Ltd.	277,932	1,134
	Healius Ltd.	526,447	1,119
	GrainCorp Ltd. Class A	212,955	1,061
	Perenti Global Ltd.	670,320	1,056
*	Lynas Corp. Ltd.	614,335	1,052
	Perpetual Ltd.	41,926	1,039

25

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
*	Nanosonics Ltd.	219,890	1,029
	Sims Metal Management Ltd.	158,889	1,023
	Charter Hall Retail REIT	320,524	974
	Corporate Travel Management Ltd.	78,391	952
	Premier Investments Ltd.	71,706	950
^	InvoCare Ltd.	104,445	944
	Webjet Ltd.	119,429	931
	Abacus Property Group	341,872	919
	Adelaide Brighton Ltd.	426,845	907
	National Storage REIT	705,859	906
	Platinum Asset Management Ltd.	309,757	885
	Viva Energy REIT	443,388	884
	Credit Corp. Group Ltd.	40,553	876
*	PolyNovo Ltd.	550,888	857
	Monadelphous Group Ltd.	78,518	831
	Super Retail Group Ltd.	122,367	804
	IPH Ltd.	140,506	782
	Growthpoint Properties Australia Ltd.	265,555	781
	Aventus Group	396,742	749
	ARB Corp. Ltd.	59,793	746
	Collins Foods Ltd.	105,403	743
*	Jumbo Interactive Ltd.	48,171	736
	Bingo Industries Ltd.	443,699	734
^	Blackmores Ltd.	12,293	732
	Clinuvel Pharmaceuticals Ltd.	34,720	732
	Ingenia Communities Group	240,651	729
	Technology One Ltd.	143,211	728
	Brickworks Ltd.	57,793	721
	G8 Education Ltd.	404,817	719
	Costa Group Holdings Ltd.	357,701	703
	Pro Medicus Ltd.	38,273	702
*	Resolute Mining Ltd.	802,987	673
*	Gold Road Resources Ltd.	855,569	671
*	Zip Co. Ltd.	256,537	664
	SmartGroup Corp. Ltd.	83,316	656
*,^	Bellamy’s Australia Ltd.	69,958	617
	Aveo Group	411,633	608
*,^	nearmap Ltd.	328,106	603
	McMillan Shakespeare Ltd.	54,138	599
	Service Stream Ltd.	331,884	590
*	Perseus Mining Ltd.	987,588	585
	Western Areas Ltd.	262,805	579
*	AP Eagers Ltd.	68,273	577
	Genworth Mortgage Insurance Australia Ltd.	214,049	576
*	Silver Lake Resources Ltd.	711,107	569
	Sandfire Resources NL	141,798	566
	Elders Ltd.	136,580	556
	Arena REIT	263,045	549
*	EML Payments Ltd.	198,564	547
	GUD Holdings Ltd.	71,949	537
	Charter Hall Social Infrastructure REIT	213,158	533
	Centuria Metropolitan REIT	256,361	527
*	IMF Bentham Ltd.	224,568	527
	GWA Group Ltd.	259,968	521
*	Cooper Energy Ltd.	1,359,661	520
	Tassal Group Ltd.	180,916	517
*	Avita Medical Ltd.	1,242,242	509
*	Mayne Pharma Group Ltd.	1,427,023	505
	Centuria Industrial REIT	213,571	503
*,^	Mesoblast Ltd.	407,607	500
	Ramelius Resources Ltd.	580,678	500
	Netwealth Group Ltd.	81,173	492
	NRW Holdings Ltd.	312,493	486
	Lovisa Holdings Ltd.	51,825	481

26

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Domain Holdings Australia Ltd.	219,484	479
*	Westgold Resources Ltd.	289,381	470
	Select Harvests Ltd.	93,080	462
	Estia Health Ltd.	238,316	462
^	Bega Cheese Ltd.	186,680	460
	GDI Property Group	422,160	454
	Southern Cross Media Group Ltd.	779,480	440
2	Coronado Global Resources Inc.	260,850	431
	Sigma Healthcare Ltd.	1,064,783	427
	Inghams Group Ltd.	191,900	411
	oOh!media Ltd.	210,092	399
*,^	Orocobre Ltd.	216,037	389
^	Rural Funds Group	311,763	380
	HUB24 Ltd.	44,579	378
*	Carnarvon Petroleum Ltd.	1,410,835	369
*	AMA Group Ltd.	387,820	367
	Freedom Foods Group Ltd.	98,929	365
	Australian Pharmaceutical Industries Ltd.	387,800	354
	Mount Gibson Iron Ltd.	668,444	349
*,^	Pilbara Minerals Ltd.	1,519,619	339
	New Hope Corp. Ltd.	227,465	333
	Accent Group Ltd.	319,251	332
*	Pact Group Holdings Ltd.	198,368	331
*	Australian Agricultural Co. Ltd.	467,926	318
*	Emeco Holdings Ltd.	256,275	315
*,^	Bubs Australia Ltd.	403,077	313
	Eclipx Group Ltd.	287,536	311
	HT&E Ltd.	270,603	307
	Hotel Property Investments	138,959	307
*	Starpharma Holdings Ltd.	369,730	295
*,^	Myer Holdings Ltd.	779,855	292
	Regis Healthcare Ltd.	131,205	292
*	Jupiter Mines Ltd.	1,264,559	291
	FlexiGroup Ltd.	213,108	286
	SeaLink Travel Group Ltd.	80,852	286
	Cedar Woods Properties Ltd.	57,916	283
^	BWX Ltd.	103,878	281
	Infigen Energy	633,664	279
	Aurelia Metals Ltd.	789,693	255
*,^	Galaxy Resources Ltd.	389,376	250
*	Seven West Media Ltd.	891,866	245
*	Asaleo Care Ltd.	353,351	233
	Village Roadshow Ltd.	98,515	217
*,^	Dacian Gold Ltd.	207,265	210
*	Senex Energy Ltd.	839,142	208
	OFX Group Ltd.	208,339	201
	ERM Power Ltd.	120,801	200
	Navigator Global Investments Ltd.	117,429	199
	Japara Healthcare Ltd.	239,690	185
	MACA Ltd.	271,518	178
	SG Fleet Group Ltd.	105,619	176
	Virtus Health Ltd.	56,162	159
	SpeedCast International Ltd.	219,138	150
*	Karoon Energy Ltd. (XASX)	195,153	130
*	Karoon Gas Australia Ltd.	184,107	123
*	Superloop Ltd.	161,472	122
*,^	New Century Resources Ltd.	465,760	120
	Vita Group Ltd.	139,601	117
	WPP AUNZ Ltd.	296,820	109
*	Intega Group Ltd.	271,661	106
*,^	Syrah Resources Ltd.	380,507	105
*	Liquefied Natural Gas Ltd.	664,272	103
*	Cardno Ltd.	271,661	97
	Decmil Group Ltd.	159,817	94

27

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
*	Clean TeQ Holdings Ltd.	522,681	86
*	Ainsworth Game Technology Ltd.	136,392	75
	Newcrest Mining Ltd. ADR	25	1
*,§	BGP Holdings PLC	15,642,708	—
*,§	DSHE Holdings Ltd.	147,770	—
			1,123,153
China (0.0%)
*,^,§	China Fishery Group Ltd.	754,600	42

Hong Kong (8.3%)
	AIA Group Ltd.	11,450,912	114,031
	Hong Kong Exchanges & Clearing Ltd.	1,193,864	37,194
	CK Hutchison Holdings Ltd.	2,535,559	23,411
	Link REIT	1,998,798	21,770
	Sun Hung Kai Properties Ltd.	1,343,474	20,358
	Hong Kong & China Gas Co. Ltd.	9,375,189	18,196
	CK Asset Holdings Ltd.	2,552,498	17,760
	CLP Holdings Ltd.	1,557,360	16,174
	Hang Seng Bank Ltd.	686,752	14,329
	Galaxy Entertainment Group Ltd.	2,027,062	13,958
	BOC Hong Kong Holdings Ltd.	3,397,759	11,673
	Jardine Matheson Holdings Ltd.	202,352	11,536
	Sands China Ltd.	2,266,736	11,165
	China Mengniu Dairy Co. Ltd.	2,520,500	10,049
	Power Assets Holdings Ltd.	1,297,707	9,261
	Techtronic Industries Co. Ltd.	1,172,656	9,164
2	WH Group Ltd.	7,939,933	8,381
	New World Development Co. Ltd.	5,431,156	7,769
	MTR Corp. Ltd.	1,352,186	7,753
	Wharf Real Estate Investment Co. Ltd.	1,155,615	6,797
	Henderson Land Development Co. Ltd.	1,242,190	6,204
	Hongkong Land Holdings Ltd.	1,106,447	6,078
	Jardine Strategic Holdings Ltd.	171,151	5,527
	Lenovo Group Ltd.	7,074,000	4,932
	Wheelock & Co. Ltd.	770,668	4,766
	Swire Pacific Ltd. Class A	477,252	4,549
	Sino Land Co. Ltd.	2,988,443	4,467
	Want Want China Holdings Ltd.	5,144,220	4,334
	CK Infrastructure Holdings Ltd.	595,313	4,284
	AAC Technologies Holdings Inc.	657,257	4,253
	Hang Lung Properties Ltd.	1,902,841	4,183
*,2	Budweiser Brewing Co. APAC Ltd.	1,113,500	4,071
	ASM Pacific Technology Ltd.	282,936	3,951
*	Semiconductor Manufacturing International Corp.	2,851,021	3,622
	Swire Properties Ltd.	995,835	3,132
	Vitasoy International Holdings Ltd.	762,304	3,100
	Wynn Macau Ltd.	1,344,029	2,917
	Bank of East Asia Ltd.	1,168,532	2,815
	Wharf Holdings Ltd.	1,154,615	2,620
	NagaCorp Ltd.	1,392,972	2,531
2	Samsonite International SA	1,195,397	2,434
	Minth Group Ltd.	662,783	2,344
	Tingyi Cayman Islands Holding Corp.	1,755,900	2,336
	PCCW Ltd.	3,856,715	2,291
	Hysan Development Co. Ltd.	566,726	2,234
	Xinyi Glass Holdings Ltd.	1,900,640	2,137
	Sun Art Retail Group Ltd.	2,023,731	2,065
	Hang Lung Group Ltd.	815,920	2,044
	NWS Holdings Ltd.	1,355,887	2,018
	Melco International Development Ltd.	729,274	1,933
	SJM Holdings Ltd.	1,739,639	1,858
	Kerry Properties Ltd.	564,590	1,826
	Yue Yuen Industrial Holdings Ltd.	647,658	1,825
2	BOC Aviation Ltd.	194,025	1,823

28

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Xinyi Solar Holdings Ltd.	3,175,001	1,794
	Dairy Farm International Holdings Ltd.	283,401	1,708
	PRADA SPA	483,704	1,663
	Fortune REIT	1,229,833	1,443
*	United Energy Group Ltd.	7,108,000	1,439
	Swire Pacific Ltd. Class B	928,186	1,371
	VTech Holdings Ltd.	149,650	1,312
	HKBN Ltd.	734,657	1,311
	SITC International Holdings Co. Ltd.	1,099,586	1,211
	Champion REIT	1,817,900	1,205
	Uni-President China Holdings Ltd.	1,047,038	1,082
^	Shangri-La Asia Ltd.	1,032,928	1,060
^	MGM China Holdings Ltd.	648,936	1,028
	Man Wah Holdings Ltd.	1,499,052	1,021
	L’Occitane International SA	416,873	939
	Pacific Basin Shipping Ltd.	3,981,236	922
	Cafe de Coral Holdings Ltd.	328,447	896
	Chow Tai Fook Jewellery Group Ltd.	927,618	834
	Kerry Logistics Network Ltd.	520,111	830
	First Pacific Co. Ltd.	2,069,939	792
	Pou Sheng International Holdings Ltd.	2,074,253	783
	Luk Fook Holdings International Ltd.	281,406	747
	Towngas China Co. Ltd.	942,140	726
^	Cathay Pacific Airways Ltd.	553,864	708
	Nexteer Automotive Group Ltd.	747,211	696
	Shun Tak Holdings Ltd.	1,683,370	690
	Stella International Holdings Ltd.	410,500	688
	Shui On Land Ltd.	3,322,566	669
	Shougang Fushan Resources Group Ltd.	3,131,281	646
	K Wah International Holdings Ltd.	1,180,843	645
	Li & Fung Ltd.	5,774,213	631
	Haitong International Securities Group Ltd.	2,159,891	626
	Gemdale Properties & Investment Corp. Ltd.	5,291,080	613
*,^,2	Razer Inc.	3,263,000	610
	Sunlight REIT	896,089	608
*,^	COFCO Meat Holdings Ltd.	1,621,007	579
	Johnson Electric Holdings Ltd.	307,519	562
	IGG Inc.	835,628	546
	CITIC Telecom International Holdings Ltd.	1,376,470	522
	Guotai Junan International Holdings Ltd.	3,110,336	522
*,^	Suncity Group Holdings Ltd.	2,070,000	490
	Television Broadcasts Ltd.	294,747	486
	Road King Infrastructure Ltd.	264,814	484
	Asia Cement China Holdings Corp.	399,000	484
	Prosperity REIT	1,175,661	463
*	SUNeVision Holdings Ltd.	589,000	436
	Dah Sing Financial Holdings Ltd.	116,660	434
*,^	MMG Ltd.	2,076,286	432
	Lifestyle International Holdings Ltd.	407,907	429
	Far East Consortium International Ltd.	1,005,493	425
	Value Partners Group Ltd.	800,665	422
^	Microport Scientific Corp.	404,219	415
*,^	FIH Mobile Ltd.	2,878,581	410
	Giordano International Ltd.	1,260,590	400
	Dah Sing Banking Group Ltd.	301,556	390
^,2	FIT Hon Teng Ltd.	944,000	383
	TPV Technology Ltd.	770,218	377
2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	276,500	369
	Dynam Japan Holdings Co. Ltd.	278,744	361
^	Chinese Estates Holdings Ltd.	490,500	356
*	Esprit Holdings Ltd.	1,862,997	356
	China Travel International Investment Hong Kong Ltd.	2,204,268	348
	Huabao International Holdings Ltd.	948,071	347
§	Town Health International Medical Group Ltd.	3,921,659	344

29

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	SmarTone Telecommunications Holdings Ltd.	396,235	344
	Pacific Textiles Holdings Ltd.	472,697	344
^	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	240,000	325
	VSTECS Holdings Ltd.	620,000	316
	Chow Sang Sang Holdings International Ltd.	249,922	292
^	NOVA Group Holdings Ltd.	1,185,000	286
^	Canvest Environmental Protection Group Co. Ltd.	663,675	274
^	SA Sa International Holdings Ltd.	1,144,953	274
	China Harmony New Energy Auto Holding Ltd.	795,615	274
^	United Laboratories International Holdings Ltd.	461,873	265
2	IMAX China Holding Inc.	114,175	259
*,§	Convoy Global Holdings Ltd.	10,860,141	231
*,^	HC Group Inc.	634,107	229
	Sun Hung Kai & Co. Ltd.	528,182	228
2	Regina Miracle International Holdings Ltd.	337,395	221
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,160,301	210
^	Inspur International Ltd.	522,000	205
	Anton Oilfield Services Group	2,060,022	204
^	Agritrade Resources Ltd.	2,365,000	202
2	Crystal International Group Ltd.	506,500	195
*	GCL New Energy Holdings Ltd.	6,003,422	195
*	Truly International Holdings Ltd.	1,497,603	194
	Ju Teng International Holdings Ltd.	818,334	191
*,^	Digital Domain Holdings Ltd.	17,008,031	190
*,^	Macau Legend Development Ltd.	1,665,954	183
	Singamas Container Holdings Ltd.	1,619,323	182
*,^	We Solutions Ltd.	3,000,000	181
*	Beijing Enterprises Medical & Health Group Ltd.	4,842,818	151
*	Honghua Group Ltd.	2,354,517	145
*	NewOcean Energy Holdings Ltd.	893,858	145
2	CGN New Energy Holdings Co. Ltd.	962,897	145
*	G-Resources Group Ltd.	22,904,198	143
*,^	Hong Kong Television Network Ltd.	376,142	141
	Texwinca Holdings Ltd.	585,037	133
*,^	Lifestyle China Group Ltd.	433,899	128
	Lee’s Pharmaceutical Holdings Ltd.	236,812	127
*	Goodbaby International Holdings Ltd.	866,975	126
*	China Silver Group Ltd.	1,092,976	123
	Emperor Capital Group Ltd.	4,205,145	119
*,^	China LNG Group Ltd.	1,674,344	117
*	KuangChi Science Ltd.	2,091,600	92
	Henderson Investment Ltd.	1,111,863	89
	Emperor Watch & Jewellery Ltd.	3,974,532	86
	Parkson Retail Group Ltd.	1,062,150	85
	EVA Precision Industrial Holdings Ltd.	1,043,049	84
*	New World Department Store China Ltd.	482,000	76
	BOE Varitronix Ltd.	240,699	67
*,§	Brightoil Petroleum Holdings Ltd.	2,476,222	63
	Shenwan Hongyuan HK Ltd.	378,136	56
*,§	Camsing International Holding Ltd.	366,000	54
*	Future World Financial Holdings Ltd.	8,133,507	51
^	Global Brands Group Holding Ltd.	651,774	45
*,§	China Baoli Technologies Holdings Ltd.	3,077,500	39
*,^	Beijing Sports and Entertainment Industry Group Ltd.	815,000	35
*	Zhaobangji Properties Holdings Ltd.	40,000	9
			557,920
Japan (59.4%)
	Toyota Motor Corp.	2,360,770	163,792
	Sony Corp.	1,183,439	72,035
	Mitsubishi UFJ Financial Group Inc.	11,815,172	61,253
	SoftBank Group Corp. C	1,532,270	58,941
	Keyence Corp.	85,133	53,829
	Takeda Pharmaceutical Co. Ltd.	1,440,524	52,051
	KDDI Corp.	1,643,066	45,466

30

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2019

	Shares	Market Value ($000)
Honda Motor Co. Ltd.	1,650,186	44,644
Sumitomo Mitsui Financial Group Inc.	1,227,688	43,587
Shin-Etsu Chemical Co. Ltd.	376,550	41,986
Recruit Holdings Co. Ltd.	1,209,312	40,190
Daiichi Sankyo Co. Ltd.	602,149	39,594
FANUC Corp.	193,268	38,122
Mizuho Financial Group Inc.	24,048,670	37,335
Nintendo Co. Ltd.	100,995	37,044
Kao Corp.	445,025	35,779
Daikin Industries Ltd.	251,273	35,168
Central Japan Railway Co.	170,352	34,945
Tokio Marine Holdings Inc.	624,324	33,754
Hitachi Ltd.	874,828	32,651
Nidec Corp.	220,433	32,453
East Japan Railway Co.	342,145	31,060
Hoya Corp.	348,346	30,786
Astellas Pharma Inc.	1,787,001	30,670
Fast Retailing Co. Ltd.	49,280	30,391
NTT DOCOMO Inc.	1,104,229	30,273
Shiseido Co. Ltd.	366,438	30,212
Mitsubishi Corp.	1,184,721	30,133
Murata Manufacturing Co. Ltd.	537,779	29,281
Nippon Telegraph & Telephone Corp.	589,443	29,262
Tokyo Electron Ltd.	143,384	29,049
Seven & i Holdings Co. Ltd.	731,349	27,631
Mitsui & Co. Ltd.	1,600,557	27,488
ITOCHU Corp.	1,285,092	26,869
Mitsubishi Electric Corp.	1,868,514	26,696
Canon Inc.	957,811	26,282
Oriental Land Co. Ltd.	177,690	26,050
Japan Tobacco Inc.	1,122,469	25,371
SMC Corp.	53,529	23,127
Bridgestone Corp.	553,728	23,007
Mitsui Fudosan Co. Ltd.	890,360	22,778
Mitsubishi Estate Co. Ltd.	1,118,859	21,723
Daiwa House Industry Co. Ltd.	616,070	21,208
Softbank Corp.	1,519,181	20,839
Komatsu Ltd.	864,537	20,243
Denso Corp.	431,703	20,044
Terumo Corp.	612,632	19,994
Suzuki Motor Corp.	406,947	19,214
ORIX Corp.	1,215,111	19,095
Kyocera Corp.	290,292	19,045
Eisai Co. Ltd.	248,634	17,998
Asahi Group Holdings Ltd.	359,341	17,995
Chugai Pharmaceutical Co. Ltd.	205,846	17,323
Sumitomo Corp.	1,059,401	17,207
Secom Co. Ltd.	182,897	16,948
Panasonic Corp.	2,016,335	16,946
Dai-ichi Life Holdings Inc.	1,035,295	16,875
Kubota Corp.	1,050,405	16,684
Subaru Corp.	580,248	16,628
Otsuka Holdings Co. Ltd.	397,021	16,552
Kirin Holdings Co. Ltd.	761,701	16,159
Fujitsu Ltd.	180,882	16,031
Toshiba Corp.	465,358	15,913
Shionogi & Co. Ltd.	264,307	15,864
FUJIFILM Holdings Corp.	342,087	15,018
MS&AD Insurance Group Holdings Inc.	463,668	14,972
West Japan Railway Co.	171,680	14,917
Olympus Corp.	1,057,720	14,392
Nomura Holdings Inc.	3,136,414	14,255
JXTG Holdings Inc.	2,919,759	13,648
Sumitomo Realty & Development Co. Ltd.	373,320	13,551

31

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Aeon Co. Ltd.	660,038	13,280
	Asahi Kasei Corp.	1,173,616	13,029
	Sompo Holdings Inc.	322,720	12,685
	Sumitomo Mitsui Trust Holdings Inc.	346,136	12,615
	Unicharm Corp.	364,534	12,354
	Shimano Inc.	73,133	12,173
	Sekisui House Ltd.	544,025	11,732
	Sysmex Corp.	178,611	11,654
	Japan Post Holdings Co. Ltd.	1,254,620	11,516
	Nissan Motor Co. Ltd.	1,821,230	11,493
	Bandai Namco Holdings Inc.	183,943	11,310
	Nippon Steel Corp.	773,516	11,290
	TDK Corp.	114,227	11,271
	Mitsubishi Heavy Industries Ltd.	268,039	10,847
	Nitori Holdings Co. Ltd.	69,937	10,645
	Omron Corp.	178,789	10,459
	Marubeni Corp.	1,478,843	10,408
	Toray Industries Inc.	1,435,778	10,147
	Chubu Electric Power Co. Inc.	660,602	9,911
	Tokyo Gas Co. Ltd.	400,634	9,780
	Sumitomo Electric Industries Ltd.	709,503	9,730
	M3 Inc.	397,888	9,535
	NEC Corp.	236,259	9,363
	Yaskawa Electric Corp.	243,520	9,263
	Kintetsu Group Holdings Co. Ltd.	168,854	9,204
	MEIJI Holdings Co. Ltd.	127,599	9,197
	Toyota Industries Corp.	152,872	9,173
	Mitsubishi Chemical Holdings Corp.	1,200,546	9,150
	Resona Holdings Inc.	2,066,424	8,986
	Tokyu Corp.	465,501	8,804
	Ajinomoto Co. Inc.	460,734	8,760
	Advantest Corp.	186,449	8,485
	Japan Exchange Group Inc.	509,784	8,416
	Hankyu Hanshin Holdings Inc.	208,835	8,357
	Kikkoman Corp.	171,999	8,274
	Daito Trust Construction Co. Ltd.	60,822	8,060
	Nippon Paint Holdings Co. Ltd.	147,779	8,048
	Inpex Corp.	866,032	8,006
	Nitto Denko Corp.	144,547	7,997
	Kansai Electric Power Co. Inc.	684,616	7,987
	NTT Data Corp.	599,457	7,871
	Makita Corp.	231,815	7,796
	Obic Co. Ltd.	62,088	7,774
	Ono Pharmaceutical Co. Ltd.	411,201	7,746
	Pan Pacific International Holdings Corp.	483,808	7,616
	Z Holdings Corp.	2,460,588	7,575
	Sumitomo Metal Mining Co. Ltd.	225,963	7,558
	Taisei Corp.	189,490	7,472
	Dentsu Inc.	208,573	7,456
	MINEBEA MITSUMI Inc.	391,799	7,441
	Dai Nippon Printing Co. Ltd.	277,980	7,424
	Osaka Gas Co. Ltd.	374,765	7,328
	Toyota Tsusho Corp.	210,407	7,259
	Rakuten Inc.	742,465	7,078
	Odakyu Electric Railway Co. Ltd.	288,256	7,017
	Yamaha Corp.	147,961	6,890
*	Tokyo Electric Power Co. Holdings Inc.	1,475,707	6,834
	Keio Corp.	109,425	6,769
	Shimadzu Corp.	251,640	6,720
	Yakult Honsha Co. Ltd.	116,537	6,679
	Daiwa Securities Group Inc.	1,473,976	6,625
	Idemitsu Kosan Co. Ltd.	225,022	6,615
	MISUMI Group Inc.	260,911	6,559
	Obayashi Corp.	635,329	6,538

32

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Rohm Co. Ltd.	81,919	6,490
	Sumitomo Chemical Co. Ltd.	1,418,530	6,489
	Aisin Seiki Co. Ltd.	161,852	6,459
	Tobu Railway Co. Ltd.	193,399	6,454
	JFE Holdings Inc.	489,404	6,121
	AGC Inc.	172,624	6,069
	Santen Pharmaceutical Co. Ltd.	338,507	5,996
	Kajima Corp.	427,642	5,877
	T&D Holdings Inc.	522,555	5,820
	Sekisui Chemical Co. Ltd.	331,960	5,788
	Disco Corp.	26,471	5,777
	Nagoya Railroad Co. Ltd.	181,550	5,771
	Ricoh Co. Ltd.	643,004	5,726
	Yamato Holdings Co. Ltd.	339,000	5,686
	Koito Manufacturing Co. Ltd.	108,521	5,677
	TOTO Ltd.	138,266	5,645
	Isuzu Motors Ltd.	477,954	5,554
	Trend Micro Inc.	109,622	5,533
	Keisei Electric Railway Co. Ltd.	133,352	5,452
	Nissan Chemical Corp.	131,242	5,389
	FamilyMart Co. Ltd.	215,132	5,337
	Nomura Research Institute Ltd.	243,739	5,175
	Yamaha Motor Co. Ltd.	262,844	5,145
	Suntory Beverage & Food Ltd.	119,514	5,109
	Lion Corp.	240,821	5,040
	Pigeon Corp.	102,195	4,989
	Shimizu Corp.	532,548	4,964
	SG Holdings Co. Ltd.	200,300	4,960
	Mazda Motor Corp.	540,132	4,959
	Kyushu Railway Co.	149,970	4,955
	Ryohin Keikaku Co. Ltd.	221,900	4,940
	Kose Corp.	27,466	4,870
	Asahi Intecc Co. Ltd.	176,752	4,863
	Nisshin Seifun Group Inc.	244,905	4,855
	Daifuku Co. Ltd.	90,964	4,827
	Nissin Foods Holdings Co. Ltd.	63,625	4,806
	Toppan Printing Co. Ltd.	258,772	4,786
	Hamamatsu Photonics KK	122,039	4,739
	Hikari Tsushin Inc.	21,195	4,646
	Keikyu Corp.	232,104	4,620
	Tohoku Electric Power Co. Inc.	449,440	4,619
	SBI Holdings Inc.	212,172	4,614
	LIXIL Group Corp.	245,702	4,570
*	Renesas Electronics Corp.	671,669	4,547
*	Nexon Co. Ltd.	390,414	4,524
	Kobayashi Pharmaceutical Co. Ltd.	56,514	4,519
	TIS Inc.	74,525	4,519
	Kyushu Electric Power Co. Inc.	442,478	4,422
	Kansai Paint Co. Ltd.	182,886	4,405
	Kyowa Kirin Co. Ltd.	238,002	4,379
	Concordia Financial Group Ltd.	1,072,733	4,375
	Marui Group Co. Ltd.	196,558	4,370
	Toho Co. Ltd./Tokyo	107,999	4,362
	Keihan Holdings Co. Ltd.	91,843	4,337
	Nippon Shinyaku Co. Ltd.	48,060	4,336
	Hoshizaki Corp.	50,756	4,314
	Oji Holdings Corp.	826,809	4,275
	Nikon Corp.	325,204	4,146
	Brother Industries Ltd.	219,357	4,123
	Alps Alpine Co. Ltd.	191,720	4,110
	Yokogawa Electric Corp.	223,364	4,093
	Hirose Electric Co. Ltd.	32,111	4,045
*	PeptiDream Inc.	80,230	4,027
	NH Foods Ltd.	93,960	3,948

33

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Konami Holdings Corp.	89,806	3,942
	Otsuka Corp.	97,674	3,938
	Tsuruha Holdings Inc.	34,631	3,896
	Kuraray Co. Ltd.	326,267	3,882
	USS Co. Ltd.	199,457	3,863
	Mitsui Chemicals Inc.	161,188	3,833
	NSK Ltd.	410,210	3,814
	Nippon Express Co. Ltd.	66,851	3,814
	Fuji Electric Co. Ltd.	120,000	3,814
	NGK Spark Plug Co. Ltd.	187,887	3,809
^	ZOZO Inc.	162,968	3,796
	NGK Insulators Ltd.	246,505	3,787
	Suzuken Co. Ltd.	70,893	3,785
	Japan Post Bank Co. Ltd.	380,203	3,782
	Sojitz Corp.	1,200,865	3,780
	Tokyu Fudosan Holdings Corp.	569,519	3,778
	Stanley Electric Co. Ltd.	135,449	3,748
	Showa Denko KK	132,959	3,730
	Electric Power Development Co. Ltd.	153,308	3,722
	Nihon M&A Center Inc.	121,812	3,704
	Hulic Co. Ltd.	338,938	3,680
	Hitachi High-Technologies Corp.	59,081	3,676
	Seiko Epson Corp.	258,913	3,661
	Alfresa Holdings Corp.	162,600	3,631
	ANA Holdings Inc.	105,668	3,628
	Tosoh Corp.	264,973	3,628
	Shizuoka Bank Ltd.	476,499	3,621
	Chugoku Electric Power Co. Inc.	270,467	3,603
	SUMCO Corp.	216,552	3,597
	Yamada Denki Co. Ltd.	739,873	3,576
	Seibu Holdings Inc.	202,604	3,576
	Nabtesco Corp.	111,921	3,563
	Toyo Suisan Kaisha Ltd.	84,575	3,561
	Japan Airlines Co. Ltd.	110,040	3,429
	Azbil Corp.	122,796	3,417
	Mitsubishi Materials Corp.	118,768	3,415
	Square Enix Holdings Co. Ltd.	71,654	3,410
	Teijin Ltd.	169,706	3,401
	Amada Holdings Co. Ltd.	298,269	3,397
	MonotaRO Co. Ltd.	111,358	3,364
	Haseko Corp.	260,591	3,363
	Sohgo Security Services Co. Ltd.	61,689	3,351
	Sumitomo Heavy Industries Ltd.	106,403	3,305
	JSR Corp.	175,468	3,294
	Toho Gas Co. Ltd.	84,482	3,290
	Hakuhodo DY Holdings Inc.	219,643	3,278
	Taiheiyo Cement Corp.	115,736	3,274
	MediPal Holdings Corp.	143,051	3,268
	Skylark Holdings Co. Ltd.	179,608	3,260
	COMSYS Holdings Corp.	110,091	3,248
	Kawasaki Heavy Industries Ltd.	133,755	3,210
	Taiyo Nippon Sanso Corp.	136,832	3,203
	Casio Computer Co. Ltd.	196,460	3,189
	Chiba Bank Ltd.	584,566	3,177
	Konica Minolta Inc.	423,741	3,110
	THK Co. Ltd.	107,599	3,094
^	Taiyo Yuden Co. Ltd.	116,981	3,094
	Sony Financial Holdings Inc.	143,610	3,090
	IHI Corp.	124,565	3,070
	Hitachi Chemical Co. Ltd.	93,203	3,068
	Hisamitsu Pharmaceutical Co. Inc.	65,703	3,058
	Persol Holdings Co. Ltd.	157,211	3,020
	Kakaku.com Inc.	127,669	2,964
	Kurita Water Industries Ltd.	102,764	2,958

34

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Coca-Cola Bottlers Japan Holdings Inc.	129,699	2,945
	JGC Holdings Corp.	203,114	2,938
	Fukuoka Financial Group Inc.	152,026	2,931
	Shinsei Bank Ltd.	187,864	2,929
	J Front Retailing Co. Ltd.	230,038	2,925
	CyberAgent Inc.	89,853	2,920
	Taisho Pharmaceutical Holdings Co. Ltd.	40,810	2,905
	Mitsui OSK Lines Ltd.	105,165	2,865
	GMO Payment Gateway Inc.	38,792	2,859
	Asics Corp.	166,505	2,859
	Aozora Bank Ltd.	110,721	2,841
	Miura Co. Ltd.	92,143	2,777
	JTEKT Corp.	216,410	2,760
	Japan Post Insurance Co. Ltd.	174,276	2,749
	Oracle Corp. Japan	30,917	2,717
	Rohto Pharmaceutical Co. Ltd.	90,047	2,705
	Sumitomo Dainippon Pharma Co. Ltd.	154,962	2,705
	Nankai Electric Railway Co. Ltd.	103,890	2,700
	Isetan Mitsukoshi Holdings Ltd.	335,813	2,678
	Mitsubishi Motors Corp.	584,291	2,668
	Nippon Yusen KK	148,159	2,662
	Tokyo Tatemono Co. Ltd.	186,439	2,653
	Sega Sammy Holdings Inc.	187,567	2,640
	Air Water Inc.	140,569	2,632
	Ebara Corp.	88,930	2,631
	Bank of Kyoto Ltd.	66,235	2,622
^	Goldwin Inc.	34,232	2,621
	Nomura Real Estate Holdings Inc.	110,420	2,617
	Hitachi Construction Machinery Co. Ltd.	100,837	2,603
	Welcia Holdings Co. Ltd.	44,982	2,585
	House Foods Group Inc.	68,054	2,579
	Rinnai Corp.	34,936	2,568
	Lasertec Corp.	35,323	2,539
	Mitsubishi Tanabe Pharma Corp.	211,702	2,534
	Lawson Inc.	45,871	2,531
	Ito En Ltd.	51,734	2,522
	SCREEN Holdings Co. Ltd.	36,317	2,521
	Mitsubishi UFJ Lease & Finance Co. Ltd.	410,219	2,518
^	Park24 Co. Ltd.	105,212	2,485
	Itochu Techno-Solutions Corp.	91,614	2,467
	Matsumotokiyoshi Holdings Co. Ltd.	70,034	2,467
	Mitsubishi Gas Chemical Co. Inc.	174,790	2,466
	Kyowa Exeo Corp.	96,684	2,460
	Mebuki Financial Group Inc.	967,070	2,457
^	Anritsu Corp.	126,853	2,419
	Horiba Ltd.	35,820	2,417
	Ibiden Co. Ltd.	103,679	2,394
	Relo Group Inc.	97,616	2,389
	Denka Co. Ltd.	82,371	2,377
	Daicel Corp.	265,579	2,374
	Hino Motors Ltd.	248,256	2,347
	Calbee Inc.	69,850	2,335
	Hitachi Metals Ltd.	185,986	2,334
	Nichirei Corp.	101,601	2,333
	Toyo Seikan Group Holdings Ltd.	145,831	2,305
	Kewpie Corp.	101,074	2,294
	Sankyu Inc.	44,768	2,276
	Sumitomo Rubber Industries Ltd.	169,345	2,244
	Iida Group Holdings Co. Ltd.	132,738	2,211
	Credit Saison Co. Ltd.	151,025	2,187
	Kamigumi Co. Ltd.	96,685	2,186
	Yokohama Rubber Co. Ltd.	97,812	2,185
	Ezaki Glico Co. Ltd.	46,658	2,165
	DIC Corp.	74,719	2,140

35

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	TechnoPro Holdings Inc.	34,541	2,124
	Nifco Inc.	80,010	2,112
	NOF Corp.	62,372	2,107
	Sanwa Holdings Corp.	179,274	2,097
	Sawai Pharmaceutical Co. Ltd.	36,848	2,079
	NET One Systems Co. Ltd.	76,712	2,068
	Japan Airport Terminal Co. Ltd.	41,583	2,054
	Nihon Kohden Corp.	68,651	2,054
	Yamazaki Baking Co. Ltd.	119,541	2,038
	Ube Industries Ltd.	94,300	2,019
	Tokyo Century Corp.	43,483	2,008
	Capcom Co. Ltd.	84,168	1,987
	SCSK Corp.	38,905	1,980
	Nihon Unisys Ltd.	59,199	1,954
	Sundrug Co. Ltd.	58,793	1,945
	Nippon Shokubai Co. Ltd.	31,452	1,939
	Mabuchi Motor Co. Ltd.	47,361	1,919
	Sotetsu Holdings Inc.	72,138	1,917
	Kinden Corp.	125,921	1,894
	Ulvac Inc.	42,975	1,880
	K’s Holdings Corp.	163,960	1,873
	Zenkoku Hosho Co. Ltd.	44,465	1,856
	Nippon Kayaku Co. Ltd.	152,718	1,856
^	Tokai Carbon Co. Ltd.	183,186	1,850
	Amano Corp.	62,380	1,844
	Seino Holdings Co. Ltd.	142,410	1,831
	Kagome Co. Ltd.	72,534	1,828
	Sugi Holdings Co. Ltd.	32,831	1,822
	Daiichikosho Co. Ltd.	38,107	1,811
	Hachijuni Bank Ltd.	420,906	1,811
	Seven Bank Ltd.	619,572	1,796
	Zensho Holdings Co. Ltd.	84,770	1,793
	Sumitomo Forestry Co. Ltd.	123,286	1,789
	Aeon Mall Co. Ltd.	111,801	1,789
	DeNA Co. Ltd.	104,535	1,782
	Shimamura Co. Ltd.	20,851	1,766
	Fancl Corp.	61,968	1,751
	Benesse Holdings Inc.	65,218	1,746
*	LINE Corp.	47,210	1,737
	Cosmos Pharmaceutical Corp.	8,359	1,726
	Morinaga & Co. Ltd.	34,610	1,710
	Kaneka Corp.	51,130	1,702
	SHO-BOND Holdings Co. Ltd.	43,786	1,699
	ABC-Mart Inc.	24,766	1,698
	Sushiro Global Holdings Ltd.	24,617	1,692
	Nippon Electric Glass Co. Ltd.	75,064	1,691
	OKUMA Corp.	28,140	1,681
	NOK Corp.	105,929	1,659
	Sharp Corp.	143,415	1,645
	Tokuyama Corp.	61,582	1,645
	Tsumura & Co.	59,565	1,640
	Sankyo Co. Ltd.	46,378	1,623
	Nishi-Nippon Railroad Co. Ltd.	69,947	1,623
	Takara Holdings Inc.	163,179	1,620
	AEON Financial Service Co. Ltd.	105,731	1,611
	Takashimaya Co. Ltd.	137,957	1,601
	Ship Healthcare Holdings Inc.	37,505	1,599
	Mani Inc.	59,715	1,577
	Toyoda Gosei Co. Ltd.	67,359	1,576
	Mitsubishi Logistics Corp.	61,600	1,564
	Ain Holdings Inc.	27,307	1,562
	Furukawa Electric Co. Ltd.	55,573	1,553
	Ushio Inc.	103,137	1,541
	Pola Orbis Holdings Inc.	68,052	1,536

36

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	PALTAC Corp.	31,752	1,531
	Nippon Paper Industries Co. Ltd.	88,709	1,529
	Penta-Ocean Construction Co. Ltd.	248,275	1,523
	Zeon Corp.	131,814	1,502
	OSG Corp.	69,697	1,491
^	Maruichi Steel Tube Ltd.	54,527	1,489
	Yamaguchi Financial Group Inc.	212,204	1,489
	Aica Kogyo Co. Ltd.	46,855	1,488
	Kobe Steel Ltd.	276,406	1,486
	Bic Camera Inc.	135,493	1,479
	Chugoku Bank Ltd.	151,001	1,476
	Sumitomo Osaka Cement Co. Ltd.	33,726	1,472
	Shochiku Co. Ltd.	9,956	1,461
	Dowa Holdings Co. Ltd.	42,229	1,458
	Nagase & Co. Ltd.	96,285	1,456
	Acom Co. Ltd.	362,326	1,456
	Izumi Co. Ltd.	38,615	1,453
	DMG Mori Co. Ltd.	89,324	1,446
	Open House Co. Ltd.	56,124	1,434
	Kyushu Financial Group Inc.	354,291	1,430
	Rengo Co. Ltd.	197,026	1,429
	TS Tech Co. Ltd.	44,561	1,427
	Kaken Pharmaceutical Co. Ltd.	29,039	1,424
	FP Corp.	22,893	1,421
	Daido Steel Co. Ltd.	32,545	1,420
	Hazama Ando Corp.	181,559	1,407
	Infomart Corp.	93,416	1,406
	Sapporo Holdings Ltd.	55,608	1,398
	Shikoku Electric Power Co. Inc.	141,025	1,398
	Nippon Suisan Kaisha Ltd.	243,175	1,393
	Glory Ltd.	47,043	1,385
	Morinaga Milk Industry Co. Ltd.	35,613	1,385
	Topcon Corp.	99,914	1,378
	Ariake Japan Co. Ltd.	17,617	1,368
	Hiroshima Bank Ltd.	266,826	1,360
	Mitsui Mining & Smelting Co. Ltd.	48,645	1,360
	Justsystems Corp.	33,042	1,359
	Pilot Corp.	33,384	1,354
	Toda Corp.	216,020	1,349
	Wacoal Holdings Corp.	51,267	1,348
	Sumitomo Bakelite Co. Ltd.	32,050	1,329
	Yoshinoya Holdings Co. Ltd.	56,802	1,321
	Unizo Holdings Co. Ltd.	28,492	1,314
	Toyo Tire Corp.	94,130	1,313
	en-japan Inc.	30,900	1,308
	Iyo Bank Ltd.	245,225	1,296
	Gunma Bank Ltd.	384,972	1,295
	Tokyo Ohka Kogyo Co. Ltd.	32,516	1,288
	GS Yuasa Corp.	70,438	1,284
	Cosmo Energy Holdings Co. Ltd.	60,001	1,283
	Kotobuki Spirits Co. Ltd.	18,613	1,281
	Kyudenko Corp.	38,718	1,265
	Citizen Watch Co. Ltd.	237,381	1,262
	NTN Corp.	404,817	1,255
	Fuyo General Lease Co. Ltd.	19,111	1,246
	Koei Tecmo Holdings Co. Ltd.	53,787	1,241
	ADEKA Corp.	86,638	1,240
	Hitachi Transport System Ltd.	43,199	1,230
	Toagosei Co. Ltd.	110,814	1,228
	Nipro Corp.	104,648	1,227
	Benefit One Inc.	60,380	1,222
	Maeda Road Construction Co. Ltd.	56,729	1,220
	Iwatani Corp.	34,911	1,211
	NHK Spring Co. Ltd.	147,841	1,208

37

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Kureha Corp.	18,726	1,197
	Fuji Oil Holdings Inc.	39,490	1,188
	Meitec Corp.	22,581	1,177
	Kusuri no Aoki Holdings Co. Ltd.	15,726	1,173
	Fukuyama Transporting Co. Ltd.	32,445	1,164
	Japan Steel Works Ltd.	55,181	1,163
*	Kawasaki Kisen Kaisha Ltd.	77,814	1,158
	Kokuyo Co. Ltd.	78,607	1,154
	Jafco Co. Ltd.	30,655	1,151
	Nippon Light Metal Holdings Co. Ltd.	591,746	1,151
	Tsubakimoto Chain Co.	33,444	1,143
	Mizuho Leasing Co. Ltd.	39,966	1,126
	Maeda Corp.	121,077	1,124
	Fuji Corp.	67,636	1,123
	Toho Holdings Co. Ltd.	44,060	1,117
*	Hokuriku Electric Power Co.	156,242	1,114
	Hokuhoku Financial Group Inc.	113,805	1,113
	Nikkon Holdings Co. Ltd.	45,653	1,110
	Fujikura Ltd.	239,122	1,110
	Miraca Holdings Inc.	46,742	1,103
	Kumagai Gumi Co. Ltd.	35,537	1,096
	SMS Co. Ltd.	44,668	1,095
	Toyobo Co. Ltd.	80,892	1,093
	Inaba Denki Sangyo Co. Ltd.	23,780	1,092
	Nisshinbo Holdings Inc.	130,911	1,090
	Nippon Gas Co. Ltd.	38,417	1,087
	Kyoritsu Maintenance Co. Ltd.	24,288	1,074
	JCR Pharmaceuticals Co. Ltd.	13,933	1,074
	Mirait Holdings Corp.	66,738	1,072
^	Sanrio Co. Ltd.	53,176	1,066
	TOKAI Holdings Corp.	107,075	1,050
	Shiga Bank Ltd.	43,564	1,050
	Nishi-Nippon Financial Holdings Inc.	140,742	1,043
	Milbon Co. Ltd.	19,014	1,041
	Tokyo Seimitsu Co. Ltd.	32,221	1,035
	Makino Milling Machine Co. Ltd.	20,813	1,035
	Takasago Thermal Engineering Co. Ltd.	57,198	1,035
	Katitas Co. Ltd.	23,900	1,031
	Outsourcing Inc.	95,730	1,030
	NS Solutions Corp.	30,148	1,025
	Mochida Pharmaceutical Co. Ltd.	25,680	1,025
	Duskin Co. Ltd.	38,395	1,020
	Nichias Corp.	48,239	1,018
	77 Bank Ltd.	64,570	1,017
	As One Corp.	12,142	1,015
	Sangetsu Corp.	53,605	1,013
	Oki Electric Industry Co. Ltd.	75,110	1,008
	Jeol Ltd.	38,024	1,008
	Showa Corp.	48,072	1,004
	cocokara fine Inc.	18,115	999
	Kansai Mirai Financial Group Inc.	153,232	997
	Kenedix Inc.	182,908	996
	Fujitec Co. Ltd.	68,340	994
	Yaoko Co. Ltd.	21,301	994
	Iriso Electronics Co. Ltd.	19,707	974
	Sakata Seed Corp.	29,350	972
	Nihon Parkerizing Co. Ltd.	82,751	970
	Colowide Co. Ltd.	49,837	966
	Daiseki Co. Ltd.	33,220	965
	Nishimatsu Construction Co. Ltd.	46,041	959
	Nomura Co. Ltd.	77,640	958
	NSD Co. Ltd.	31,026	956
	Shimachu Co. Ltd.	35,188	955
	Kandenko Co. Ltd.	100,014	946

38

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Toei Co. Ltd.	6,768	937
	Tomy Co. Ltd.	86,286	936
	Resorttrust Inc.	58,594	935
	JINS Holdings Inc.	14,930	933
	Japan Lifeline Co. Ltd.	60,408	931
	Fuji Kyuko Co. Ltd.	23,293	931
	GMO internet Inc.	55,212	928
	Nippo Corp.	44,963	924
	Fuji Seal International Inc.	37,103	922
	Daishi Hokuetsu Financial Group Inc.	36,348	921
	Systena Corp.	63,880	918
	Autobacs Seven Co. Ltd.	55,514	916
	Heiwa Corp.	44,456	915
	Taikisha Ltd.	28,267	914
	Fuji Soft Inc.	20,803	906
	Kiyo Bank Ltd.	58,700	906
	Toshiba TEC Corp.	25,087	905
	Hanwa Co. Ltd.	31,029	904
	Kumiai Chemical Industry Co. Ltd.	97,337	900
	H2O Retailing Corp.	79,100	897
	Nachi-Fujikoshi Corp.	18,513	886
	Digital Garage Inc.	27,048	885
	Hokkaido Electric Power Co. Inc.	168,470	884
	Lintec Corp.	41,767	877
	San-A Co. Ltd.	18,516	877
	Okumura Corp.	30,885	875
	Daio Paper Corp.	65,566	874
	Megmilk Snow Brand Co. Ltd.	36,006	866
	Mandom Corp.	31,127	863
	Fujitsu General Ltd.	47,640	860
	Totetsu Kogyo Co. Ltd.	27,570	860
	Tadano Ltd.	94,766	859
	DTS Corp.	40,412	856
	DCM Holdings Co. Ltd.	86,362	855
	Orient Corp.	585,045	855
	Hitachi Capital Corp.	38,102	854
	Keihin Corp.	35,899	853
	Japan Elevator Service Holdings Co. Ltd.	31,300	847
	Kanematsu Corp.	69,214	843
	Canon Marketing Japan Inc.	39,489	835
	Asahi Holdings Inc.	35,858	835
	Round One Corp.	64,701	834
	Central Glass Co. Ltd.	34,416	830
	Menicon Co. Ltd.	23,392	828
	Matsui Securities Co. Ltd.	100,223	825
	Tokai Rika Co. Ltd.	42,670	824
^	HIS Co. Ltd.	31,648	821
	Takara Bio Inc.	40,086	817
	Nitto Boseki Co. Ltd.	26,769	816
	San-In Godo Bank Ltd.	138,898	815
	Ogaki Kyoritsu Bank Ltd.	33,719	813
	Paramount Bed Holdings Co. Ltd.	21,211	811
	Japan Aviation Electronics Industry Ltd.	43,391	808
	United Arrows Ltd.	26,378	806
	Noevir Holdings Co. Ltd.	14,927	806
	Trusco Nakayama Corp.	33,218	803
	Daiwabo Holdings Co. Ltd.	18,316	800
	Takuma Co. Ltd.	67,252	800
	Nichiha Corp.	27,668	796
	Heiwa Real Estate Co. Ltd.	32,835	792
	Japan Petroleum Exploration Co. Ltd.	30,937	791
^	Kanamoto Co. Ltd.	29,575	791
	Maruha Nichiro Corp.	30,432	790
	Nissin Kogyo Co. Ltd.	38,523	789

39

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Elecom Co. Ltd.	20,311	789
	Japan Material Co. Ltd.	56,236	787
	Toyota Boshoku Corp.	53,026	779
	GungHo Online Entertainment Inc.	35,865	777
	Macnica Fuji Electronics Holdings Inc.	45,659	774
	Okamura Corp.	76,623	768
	Yamato Kogyo Co. Ltd.	29,454	764
	Meidensha Corp.	39,715	762
	Ichigo Inc.	191,243	762
	Nisshin Oillio Group Ltd.	21,590	756
	Tokyo Steel Manufacturing Co. Ltd.	93,349	752
	Senko Group Holdings Co. Ltd.	93,410	751
	Toyo Ink SC Holdings Co. Ltd.	30,822	751
	Ichibanya Co. Ltd.	16,024	749
	Funai Soken Holdings Inc.	31,056	748
	Create Restaurants Holdings Inc.	42,888	736
	Nanto Bank Ltd.	29,021	736
	CKD Corp.	52,345	735
	Aruhi Corp.	32,621	733
	Kissei Pharmaceutical Co. Ltd.	28,352	730
	Itoham Yonekyu Holdings Inc.	113,036	729
	Toshiba Plant Systems & Services Corp.	37,231	727
	Anicom Holdings Inc.	19,734	725
	KH Neochem Co. Ltd.	29,737	724
*,^	Suruga Bank Ltd.	166,283	723
	EDION Corp.	72,657	722
	Joyful Honda Co. Ltd.	56,414	717
	Gunze Ltd.	16,422	715
	Hogy Medical Co. Ltd.	21,396	714
	Atom Corp.	77,351	714
	Keiyo Bank Ltd.	113,653	713
	Showa Sangyo Co. Ltd.	24,486	711
	Eizo Corp.	19,110	711
	Nippon Soda Co. Ltd.	26,572	708
	Prima Meat Packers Ltd.	28,565	706
	Awa Bank Ltd.	29,523	703
*,^	Aiful Corp.	301,642	702
	Shima Seiki Manufacturing Ltd.	29,368	702
	Prestige International Inc.	84,606	700
	Raito Kogyo Co. Ltd.	43,988	699
	Earth Corp.	13,239	699
	Max Co. Ltd.	38,018	697
	Nippon Densetsu Kogyo Co. Ltd.	32,138	696
	Kato Sangyo Co. Ltd.	21,899	695
	Nippon Flour Mills Co. Ltd.	43,263	695
	NEC Networks & System Integration Corp.	21,995	694
	Takara Standard Co. Ltd.	39,481	692
	Hokkoku Bank Ltd.	24,584	691
	Nippon Signal Company Ltd.	59,921	690
	Transcosmos Inc.	27,377	689
	Sato Holdings Corp.	23,293	686
	Tokyo Dome Corp.	77,567	684
	Tsubaki Nakashima Co. Ltd.	40,102	683
	Aoyama Trading Co. Ltd.	38,682	681
	Adastria Co. Ltd.	27,572	678
	Seiko Holdings Corp.	27,493	675
	Sumitomo Mitsui Construction Co. Ltd.	118,532	673
	Exedy Corp.	28,363	668
	Bank of Okinawa Ltd.	19,480	665
	Towa Pharmaceutical Co. Ltd.	25,680	659
	NichiiGakkan Co. Ltd.	38,720	656
	Royal Holdings Co. Ltd.	25,979	656
	Ai Holdings Corp.	36,136	655
	Nikkiso Co. Ltd.	60,120	650

40

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Internet Initiative Japan Inc.	27,373	649
	Koshidaka Holdings Co. Ltd.	44,668	649
	Topre Corp.	37,112	644
	Juroku Bank Ltd.	28,137	644
	Ohsho Food Service Corp.	10,650	644
^	Kobe Bussan Co. Ltd.	21,500	636
^	Zojirushi Corp.	41,398	635
*	Mitsui E&S Holdings Co. Ltd.	62,557	633
	Nagaileben Co. Ltd.	26,483	631
	Fuji Media Holdings Inc.	46,684	631
*	KYB Corp.	19,627	627
	ZERIA Pharmaceutical Co. Ltd.	33,205	626
	Daihen Corp.	19,907	624
	Shinmaywa Industries Ltd.	50,629	624
	Nichicon Corp.	63,014	620
	Mitsubishi Pencil Co. Ltd.	39,192	619
	Musashi Seimitsu Industry Co. Ltd.	44,404	617
	Shinko Electric Industries Co. Ltd.	63,093	616
	Starts Corp. Inc.	23,860	615
^	COLOPL Inc.	47,082	615
	Nissan Shatai Co. Ltd.	66,710	615
	Pacific Industrial Co. Ltd.	44,892	613
	BML Inc.	20,803	610
	Aeon Delight Co. Ltd.	17,514	610
	Sumitomo Warehouse Co. Ltd.	44,936	609
	Komeri Co. Ltd.	28,370	608
	Onward Holdings Co. Ltd.	104,959	607
	Japan Wool Textile Co. Ltd.	61,500	605
	Ryosan Co. Ltd.	23,278	604
	Chudenko Corp.	26,182	604
	Financial Products Group Co. Ltd.	59,518	603
	Kohnan Shoji Co. Ltd.	25,877	601
	Hokuetsu Corp.	117,956	601
	Idec Corp.	29,479	599
	Okinawa Electric Power Co. Inc.	36,095	598
	BayCurrent Consulting Inc.	11,847	597
	Nippon Seiki Co. Ltd.	38,591	597
	Taiyo Holdings Co. Ltd.	16,420	595
	FCC Co. Ltd.	28,738	595
*,^	Leopalace21 Corp.	217,876	594
	Saizeriya Co. Ltd.	26,181	594
	Sekisui Jushi Corp.	28,971	593
	Kadokawa Corp.	41,444	592
	KOMEDA Holdings Co. Ltd.	30,458	592
	TKC Corp.	14,032	591
	Jaccs Co. Ltd.	26,184	591
	Hirata Corp.	8,415	590
	OBIC Business Consultants Co. Ltd.	14,732	590
	MOS Food Services Inc.	23,286	589
	Yamazen Corp.	63,692	588
	Nippon Steel Trading Corp.	14,035	588
	Tokyo Broadcasting System Holdings Inc.	36,837	587
	North Pacific Bank Ltd.	272,893	587
	Kameda Seika Co. Ltd.	13,038	586
	Noritake Co. Ltd.	12,640	581
*	euglena Co. Ltd.	68,008	577
	Hosiden Corp.	54,634	574
	Arcs Co. Ltd.	28,441	571
	Nojima Corp.	32,150	570
	Axial Retailing Inc.	14,734	570
	Kitz Corp.	83,288	568
	Hyakugo Bank Ltd.	175,738	566
	Tokyu Construction Co. Ltd.	71,380	565
	Dip Corp.	20,706	562

41

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2019

	Shares	Market Value ($000)
Digital Arts Inc.	9,556	561
Yokogawa Bridge Holdings Corp.	30,559	559
Aomori Bank Ltd.	20,910	559
San-Ai Oil Co. Ltd.	53,242	557
Kintetsu World Express Inc.	34,435	557
Hitachi Zosen Corp.	164,434	556
Valor Holdings Co. Ltd.	32,525	555
Sanken Electric Co. Ltd.	23,596	554
Tsukishima Kikai Co. Ltd.	35,837	552
Maxell Holdings Ltd.	39,902	551
Morita Holdings Corp.	32,816	550
Yodogawa Steel Works Ltd.	29,070	549
Shibuya Corp.	20,104	548
ASKUL Corp.	19,905	547
Okamoto Industries Inc.	14,131	546
Fujimori Kogyo Co. Ltd.	15,330	542
Nitto Kogyo Corp.	25,777	542
KYORIN Holdings Inc.	30,887	541
Nitta Corp.	18,511	540
Wacom Co. Ltd.	144,631	538
UACJ Corp.	29,269	536
Shoei Co. Ltd.	12,300	535
Saibu Gas Co. Ltd.	23,192	535
Nissin Electric Co. Ltd.	45,690	535
Osaka Soda Co. Ltd.	18,819	533
Unipres Corp.	32,520	532
TOMONY Holdings Inc.	152,708	532
JCU Corp.	21,698	532
Chugoku Marine Paints Ltd.	54,936	531
Tokai Tokyo Financial Holdings Inc.	203,034	529
Giken Ltd.	14,237	529
Relia Inc.	40,506	529
Yondoshi Holdings Inc.	21,718	529
SKY Perfect JSAT Holdings Inc.	127,830	528
Inabata & Co. Ltd.	40,298	528
Daibiru Corp.	47,487	527
Bank of Nagoya Ltd.	17,818	526
SAMTY Co. Ltd.	27,900	526
Kisoji Co. Ltd.	20,200	525
Hamakyorex Co. Ltd.	15,329	523
Takeuchi Manufacturing Co. Ltd.	33,441	523
V Technology Co. Ltd.	8,758	521
Create SD Holdings Co. Ltd.	20,999	520
Bell System24 Holdings Inc.	31,848	520
Yokowo Co. Ltd.	18,040	520
Modec Inc.	18,909	519
Sakai Moving Service Co. Ltd.	8,659	517
Sanki Engineering Co. Ltd.	42,198	514
T-Gaia Corp.	21,304	512
Maruwa Co. Ltd.	7,862	512
Solasto Corp.	45,000	512
Toridoll Holdings Corp.	22,400	512
Okasan Securities Group Inc.	144,456	510
Strike Co. Ltd.	14,230	510
Yuasa Trading Co. Ltd.	16,326	506
United Super Markets Holdings Inc.	55,835	502
Hiday Hidaka Corp.	25,649	502
Nippon Ceramic Co. Ltd.	19,210	499
Ringer Hut Co. Ltd.	22,198	498
Siix Corp.	32,836	498
Pressance Corp.	30,463	498
Aida Engineering Ltd.	58,434	497
Seiren Co. Ltd.	40,282	497
Optex Group Co. Ltd.	32,268	494

42

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Mitsuuroko Group Holdings Co. Ltd.	45,900	494
	Hyakujushi Bank Ltd.	23,778	494
	Doutor Nichires Holdings Co. Ltd.	24,671	494
	Sanyo Chemical Industries Ltd.	10,352	494
	Komori Corp.	46,187	492
	Sintokogio Ltd.	50,978	492
	Arata Corp.	13,049	489
	Tocalo Co. Ltd.	49,556	489
	Piolax Inc.	24,888	487
	TPR Co. Ltd.	27,172	486
^	Miroku Jyoho Service Co. Ltd.	18,412	485
	Fujimi Inc.	18,610	485
	Bank of the Ryukyus Ltd.	44,542	485
	Chofu Seisakusho Co. Ltd.	20,911	484
	Broadleaf Co. Ltd.	85,626	481
	Ryobi Ltd.	25,677	478
	S Foods Inc.	17,736	478
	Gree Inc.	100,639	478
	Futaba Corp.	37,135	478
	Mizuno Corp.	18,215	476
	Sakata INX Corp.	42,106	476
	Zenrin Co. Ltd.	26,195	474
	Token Corp.	7,366	472
	Shizuoka Gas Co. Ltd.	54,638	472
	Seikagaku Corp.	41,322	471
	Star Micronics Co. Ltd.	30,543	469
	Bunka Shutter Co. Ltd.	53,848	467
	Yamagata Bank Ltd.	33,058	466
	Nichi-iko Pharmaceutical Co. Ltd.	39,805	466
	Toshiba Machine Co. Ltd.	20,793	465
	Furukawa Co. Ltd.	32,447	465
	Kurabo Industries Ltd.	20,204	463
	Tokyotokeiba Co. Ltd.	14,630	462
	Bank of Iwate Ltd.	17,724	462
	Plenus Co. Ltd.	26,490	460
	Nippon Koei Co. Ltd.	14,835	459
	Fuso Chemical Co. Ltd.	17,712	457
	Oita Bank Ltd.	16,529	457
	Maruwa Unyu Kikan Co. Ltd.	20,694	455
	Life Corp.	19,810	455
	Wakita & Co. Ltd.	44,899	454
	Dexerials Corp.	50,980	450
	Ichikoh Industries Ltd.	56,244	447
	JVCKenwood Corp.	153,475	447
	Heiwado Co. Ltd.	24,062	446
	Yellow Hat Ltd.	27,366	446
	Toho Bank Ltd.	181,450	444
	Daiho Corp.	15,624	441
	Nishimatsuya Chain Co. Ltd.	49,480	440
	Ricoh Leasing Co. Ltd.	13,037	439
	Senshu Ikeda Holdings Inc.	244,764	439
	TSI Holdings Co. Ltd.	83,884	438
	Monogatari Corp.	5,071	438
	Tsurumi Manufacturing Co. Ltd.	22,104	436
^	Monex Group Inc.	178,218	435
	FULLCAST Holdings Co. Ltd.	20,896	435
	Mitsui High-Tec Inc.	25,288	435
	Oiles Corp.	28,471	433
	Computer Engineering & Consulting Ltd.	23,828	433
	Nishio Rent All Co. Ltd.	16,033	431
	Descente Ltd.	33,588	431
	Nohmi Bosai Ltd.	20,600	429
	Sanyo Denki Co. Ltd.	9,159	428
	Keihanshin Building Co. Ltd.	34,031	426

43

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Japan Securities Finance Co. Ltd.	88,281	425
	Maruzen Showa Unyu Co. Ltd.	15,038	423
*	M&A Capital Partners Co. Ltd.	6,272	418
	Eiken Chemical Co. Ltd.	25,856	417
	Tamura Corp.	72,847	417
	Konoike Transport Co. Ltd.	27,359	417
	Futaba Industrial Co. Ltd.	58,929	417
	Tsugami Corp.	45,062	416
	Nissha Co. Ltd.	39,928	416
	Obara Group Inc.	11,145	415
	Musashino Bank Ltd.	23,751	414
	Marudai Food Co. Ltd.	19,196	414
	METAWATER Co. Ltd.	10,548	413
	Daikyonishikawa Corp.	53,745	413
	Kyokuto Kaihatsu Kogyo Co. Ltd.	30,762	412
	EPS Holdings Inc.	33,649	410
	Argo Graphics Inc.	14,800	409
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	13,519	407
	eGuarantee Inc.	29,000	407
	Nippon Sheet Glass Co. Ltd.	64,882	407
	Japan Pulp & Paper Co. Ltd.	10,549	406
	VT Holdings Co. Ltd.	90,694	405
	Central Security Patrols Co. Ltd.	6,902	405
	Shikoku Chemicals Corp.	34,344	403
	Mitsuboshi Belting Ltd.	21,401	403
	Infocom Corp.	19,215	401
	Tokai Corp.	17,218	401
	Comture Corp.	21,000	399
	T Hasegawa Co. Ltd.	21,399	399
	Toppan Forms Co. Ltd.	39,816	398
	Kura Sushi Inc.	9,455	398
	Noritz Corp.	32,141	397
^	Nippon Carbon Co. Ltd.	10,351	397
	MCJ Co. Ltd.	60,108	397
	Koa Corp.	31,369	394
	Tokyo Kiraboshi Financial Group Inc.	27,965	394
	World Co. Ltd.	17,100	394
	Miyazaki Bank Ltd.	15,371	393
	Belc Co. Ltd.	8,158	392
	Yokohama Reito Co. Ltd.	39,527	392
*,^	Chiyoda Corp.	150,408	389
	eRex Co. Ltd.	28,561	389
	Tosei Corp.	30,673	387
	Topy Industries Ltd.	18,918	387
	Pack Corp.	10,946	386
*	RENOVA Inc.	43,300	384
	Akita Bank Ltd.	18,824	384
	Mitsubishi Shokuhin Co. Ltd.	15,135	384
	Information Services International-Dentsu Ltd.	11,046	384
	YAMABIKO Corp.	33,747	383
	Teikoku Sen-I Co. Ltd.	20,803	383
	San ju San Financial Group Inc.	24,673	382
	Itochu Enex Co. Ltd.	45,588	381
	Trancom Co. Ltd.	5,772	381
	Joshin Denki Co. Ltd.	18,914	379
	Shoei Foods Corp.	12,841	377
	Tachi-S Co. Ltd.	28,371	377
	Kanto Denka Kogyo Co. Ltd.	42,587	377
	Taihei Dengyo Kaisha Ltd.	15,930	376
	Sakai Chemical Industry Co. Ltd.	15,028	375
	Ishihara Sangyo Kaisha Ltd.	36,239	374
	Kyoei Steel Ltd.	20,502	373
	LIFULL Co. Ltd.	61,339	373
*	Vision Inc.	25,413	373

44

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Ehime Bank Ltd.	35,241	372
	Takara Leben Co. Ltd.	87,412	372
	Riken Keiki Co. Ltd.	18,920	372
	Konishi Co. Ltd.	26,280	371
	Fujicco Co. Ltd.	20,301	370
	Megachips Corp.	19,517	369
	Riso Kagaku Corp.	22,383	368
	Enplas Corp.	11,451	367
	Takasago International Corp.	14,633	367
	Vital KSK Holdings Inc.	35,942	367
^	Sourcenext Corp.	81,800	366
	Meisei Industrial Co. Ltd.	45,984	365
	Press Kogyo Co. Ltd.	85,993	365
	Doshisha Co. Ltd.	22,997	364
	Restar Holdings Corp.	21,427	364
	AOKI Holdings Inc.	35,723	363
	Denki Kogyo Co. Ltd.	11,746	361
	J-Oil Mills Inc.	8,558	360
	Avex Inc.	29,555	360
	TOC Co. Ltd.	49,392	359
	Rorze Corp.	10,556	358
	Bando Chemical Industries Ltd.	42,203	358
	Inageya Co. Ltd.	26,665	358
^	Kitanotatsujin Corp.	62,800	357
	Toyo Tanso Co. Ltd.	15,035	355
	Kaga Electronics Co. Ltd.	18,318	355
	TV Asahi Holdings Corp.	22,700	355
	Sun Frontier Fudousan Co. Ltd.	29,004	353
	Raiznext Corp.	34,623	352
	Belluna Co. Ltd.	53,677	351
	Maeda Kosen Co. Ltd.	20,900	349
	Foster Electric Co. Ltd.	19,498	349
	Kanematsu Electronics Ltd.	11,145	347
	Fukushima Industries Corp.	11,048	347
	Dai-Dan Co. Ltd.	14,869	344
	DyDo Group Holdings Inc.	8,259	344
	Sodick Co. Ltd.	39,714	343
	Takamatsu Construction Group Co. Ltd.	14,229	342
	Sogo Medical Holdings Co. Ltd.	19,718	341
	Fukui Bank Ltd.	23,996	341
	Tayca Corp.	17,288	341
	Sinko Industries Ltd.	20,109	341
	Organo Corp.	6,193	339
	Shikoku Bank Ltd.	35,436	338
	Sinfonia Technology Co. Ltd.	27,478	338
	Ryoyo Electro Corp.	19,006	337
	Asahi Diamond Industrial Co. Ltd.	53,960	336
	Macromill Inc.	37,687	336
	G-Tekt Corp.	19,404	335
	Riso Kyoiku Co. Ltd.	87,100	334
	LIXIL VIVA Corp.	19,300	334
	Qol Holdings Co. Ltd.	23,827	334
	Aichi Steel Corp.	10,247	333
	Anest Iwata Corp.	35,050	333
	Tachibana Eletech Co. Ltd.	19,900	333
	Valqua Ltd.	14,931	333
	Aichi Bank Ltd.	9,459	332
	Mitsui-Soko Holdings Co. Ltd.	20,400	331
	Pacific Metals Co. Ltd.	13,833	331
	Okabe Co. Ltd.	38,911	329
	Kenko Mayonnaise Co. Ltd.	13,938	329
	Fujibo Holdings Inc.	10,449	328
*	S-Pool Inc.	54,460	327
	Mitsui Sugar Co. Ltd.	15,029	327

45

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Chubu Shiryo Co. Ltd.	27,979	327
	Geo Holdings Corp.	26,164	326
	Nippon Television Holdings Inc.	24,862	325
	Nextage Co. Ltd.	32,700	324
	Fuji Co. Ltd.	18,016	324
*,^	Japan Display Inc.	550,239	321
	PAL GROUP Holdings Co. Ltd.	10,151	321
	Uchida Yoko Co. Ltd.	8,159	321
	Towa Bank Ltd.	37,747	321
	Tanseisha Co. Ltd.	30,449	320
	Yamanashi Chuo Bank Ltd.	32,056	320
	Shin-Etsu Polymer Co. Ltd.	37,332	320
	KFC Holdings Japan Ltd.	14,934	320
	Tamron Co. Ltd.	14,627	319
	Nippon Thompson Co. Ltd.	71,494	319
	Intage Holdings Inc.	35,650	318
	Tekken Corp.	11,842	317
	Canon Electronics Inc.	16,916	317
	Fixstars Corp.	21,100	316
	Nippon Road Co. Ltd.	5,174	316
	Rheon Automatic Machinery Co. Ltd.	20,786	316
^	Yamashin-Filter Corp.	38,399	316
	Sanyo Electric Railway Co. Ltd.	15,723	315
	Starzen Co. Ltd.	7,466	315
	EM Systems Co. Ltd.	16,600	314
	Chiyoda Co. Ltd.	21,187	314
	Mitsubishi Logisnext Co. Ltd.	29,161	314
	Toyo Construction Co. Ltd.	66,670	313
	Osaki Electric Co. Ltd.	45,210	313
	Key Coffee Inc.	14,522	313
	Okuwa Co. Ltd.	24,877	313
	Goldcrest Co. Ltd.	15,126	312
	Torii Pharmaceutical Co. Ltd.	11,642	311
	Hokuto Corp.	17,105	308
	Hioki EE Corp.	8,759	307
	Riken Corp.	8,160	303
	Daito Pharmaceutical Co. Ltd.	10,050	303
*,^	RPA Holdings Inc.	25,422	301
	Tosho Co. Ltd.	14,731	301
	ZIGExN Co. Ltd.	56,000	300
	ESPEC Corp.	16,612	300
	Sumitomo Riko Co. Ltd.	34,333	299
	Shinko Shoji Co. Ltd.	34,830	299
	Riken Vitamin Co. Ltd.	8,364	298
	Union Tool Co.	9,356	298
	Marusan Securities Co. Ltd.	61,729	298
*	Fujio Food System Co. Ltd.	10,400	298
*	ARTERIA Networks Corp.	21,200	296
	Tokushu Tokai Paper Co. Ltd.	7,860	296
	Toho Zinc Co. Ltd.	14,538	295
	PIA Corp.	6,871	295
	Shindengen Electric Manufacturing Co. Ltd.	8,664	294
	CMK Corp.	48,581	294
	Nippon Chemi-Con Corp.	17,796	294
	RS Technologies Co. Ltd.	7,200	294
	Arcland Sakamoto Co. Ltd.	24,880	293
	Future Corp.	17,916	292
	Noritsu Koki Co. Ltd.	20,205	292
	Pasona Group Inc.	20,420	291
	Neturen Co. Ltd.	32,940	290
	Akatsuki Inc.	5,200	290
	Optorun Co. Ltd.	9,600	290
	Tonami Holdings Co. Ltd.	6,269	289
	Nissei ASB Machine Co. Ltd.	8,063	289

46

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Hibiya Engineering Ltd.	15,995	289
	Advan Co. Ltd.	25,587	289
	Nittetsu Mining Co. Ltd.	6,872	288
	Micronics Japan Co. Ltd.	30,647	287
	Melco Holdings Inc.	10,659	287
	Japan Transcity Corp.	55,776	286
	Katakura Industries Co. Ltd.	22,201	286
	Daiwa Industries Ltd.	25,477	286
	Matsuyafoods Holdings Co. Ltd.	7,563	284
	Mie Kotsu Group Holdings Inc.	51,136	283
	Matsuya Co. Ltd.	36,619	283
	SBS Holdings Inc.	17,200	283
	Daiichi Jitsugyo Co. Ltd.	8,757	283
	Eagle Industry Co. Ltd.	27,976	281
	Juki Corp.	31,063	280
	Sagami Holdings Corp.	21,911	280
	Sumitomo Seika Chemicals Co. Ltd.	8,759	279
	Itochu-Shokuhin Co. Ltd.	5,776	279
^	J Trust Co. Ltd.	77,543	279
	Zuken Inc.	13,135	278
	Kappa Create Co. Ltd.	21,493	277
	Nippon Yakin Kogyo Co. Ltd.	12,631	277
	Shinwa Co. Ltd.	12,149	275
	Gakken Holdings Co. Ltd.	4,978	273
	St. Marc Holdings Co. Ltd.	12,234	273
	Sankyo Tateyama Inc.	24,977	272
	OSAKA Titanium Technologies Co. Ltd.	17,314	271
	Hoosiers Holdings	43,400	271
	Mimasu Semiconductor Industry Co. Ltd.	13,834	270
	Shin Nippon Air Technologies Co. Ltd.	13,600	270
	Kintetsu Department Store Co. Ltd.	8,458	270
	KAWADA TECHNOLOGIES Inc.	4,080	269
	Sanyo Special Steel Co. Ltd.	21,177	268
	Sumitomo Densetsu Co. Ltd.	12,835	268
	Alconix Corp.	21,120	267
	Cawachi Ltd.	13,046	266
	Daido Metal Co. Ltd.	41,934	266
	Nippon Kanzai Co. Ltd.	15,025	264
*	Poletowin Pitcrew Holdings Inc.	27,200	263
	Xebio Holdings Co. Ltd.	23,498	263
	Ines Corp.	23,388	263
	Nichiden Corp.	13,940	263
*,^	Istyle Inc.	38,176	262
*,^	KLab Inc.	29,364	261
	GLOBERIDE Inc.	10,200	260
	Sanshin Electronics Co. Ltd.	18,183	259
	JAC Recruitment Co. Ltd.	13,734	259
^	Sanoh Industrial Co. Ltd.	20,698	259
*	Japan Meat Co. Ltd.	12,600	258
^	Kamakura Shinsho Ltd.	18,700	257
	Kyosan Electric Manufacturing Co. Ltd.	54,783	257
	Chiyoda Integre Co. Ltd.	11,446	257
	Insource Co. Ltd.	9,600	257
	LEC Inc.	25,384	256
	Oyo Corp.	22,302	255
	Towa Corp.	25,938	255
	Toa Corp./Tokyo	18,918	255
	Yorozu Corp.	19,813	253
	Sumida Corp.	22,655	253
	Denyo Co. Ltd.	14,429	253
	Dai Nippon Toryo Co. Ltd.	24,986	253
	Daiken Corp.	14,035	253
	Cybozu Inc.	24,388	250
	IDOM Inc.	59,053	250

47

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Toho Titanium Co. Ltd.	30,250	249
	Amuse Inc.	9,354	249
	Roland DG Corp.	12,646	248
	Aisan Industry Co. Ltd.	30,051	248
	Komtasu Matere Co. Ltd.	31,943	248
	Kamei Corp.	21,596	247
	Stella Chemifa Corp.	8,459	246
	Tenma Corp.	13,434	246
	CONEXIO Corp.	17,724	245
	Arakawa Chemical Industries Ltd.	16,722	245
	Iino Kaiun Kaisha Ltd.	72,895	245
	OPT Holding Inc.	15,800	244
	IR Japan Holdings Ltd.	7,400	244
^	Rock Field Co. Ltd.	17,912	244
*	Open Door Inc.	12,700	243
	Alpen Co. Ltd.	15,228	242
	Kanaden Corp.	19,716	242
	Michinoku Bank Ltd.	15,126	241
	YAKUODO Holdings Co. Ltd.	9,952	240
^	Link And Motivation Inc.	44,500	238
	ValueCommerce Co. Ltd.	15,500	238
	Sankyo Seiko Co. Ltd.	45,635	238
*	Elan Corp.	15,000	238
	Toa Corp./Hyoga	20,697	238
	Yurtec Corp.	38,451	238
	Nagatanien Holdings Co. Ltd.	11,948	237
	OSJB Holdings Corp.	96,929	236
	Cosel Co. Ltd.	21,397	235
*,^	Optim Corp.	9,291	234
	Toyo Corp.	22,595	233
*	ES-Con Japan Ltd.	28,600	233
	FIDEA Holdings Co. Ltd.	192,702	233
	ASKA Pharmaceutical Co. Ltd.	19,704	232
	Kyokuyo Co. Ltd.	8,657	232
	Hosokawa Micron Corp.	6,371	232
	Mitsuba Corp.	36,639	231
	Moriroku Holdings Co. Ltd.	10,200	231
	Furuno Electric Co. Ltd.	22,289	230
	Trust Tech Inc.	18,174	230
*,^	BrainPad Inc.	4,380	230
*	Vector Inc.	24,094	227
	Achilles Corp.	13,930	226
	Hochiki Corp.	16,200	226
	Chukyo Bank Ltd.	11,145	226
	Misawa Homes Co. Ltd.	21,005	225
	Gurunavi Inc.	25,584	225
	France Bed Holdings Co. Ltd.	23,998	225
	Nihon Chouzai Co. Ltd.	6,169	225
	WATAMI Co. Ltd.	17,118	223
	Nippon Denko Co. Ltd.	128,576	223
	Arcland Service Holdings Co. Ltd.	12,536	223
	Feed One Co. Ltd.	141,542	222
*	Gunosy Inc.	13,500	221
	Nitto Kohki Co. Ltd.	10,250	221
	Ichiyoshi Securities Co. Ltd.	33,938	219
	Sparx Group Co. Ltd.	88,900	219
	Shibusawa Warehouse Co. Ltd.	11,156	217
	Nichiban Co. Ltd.	12,700	216
	Keiyo Co. Ltd.	44,214	216
	Warabeya Nichiyo Holdings Co. Ltd.	12,239	215
	WDB Holdings Co. Ltd.	8,476	215
	Toenec Corp.	6,568	214
	Tochigi Bank Ltd.	101,542	213
	F@N Communications Inc.	44,003	212

48

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Nippon Parking Development Co. Ltd.	139,410	212
	Kansai Super Market Ltd.	21,812	211
	Matsuda Sangyo Co. Ltd.	14,043	211
^	Pepper Food Service Co. Ltd.	13,800	209
	Nihon Nohyaku Co. Ltd.	39,781	209
	Nissin Sugar Co. Ltd.	11,300	209
	JSP Corp.	11,248	208
	Nihon Trim Co. Ltd.	4,379	207
	NS United Kaiun Kaisha Ltd.	9,155	207
	Fukuda Corp.	4,776	206
	Genky DrugStores Co. Ltd.	9,200	206
*,^	JDC Corp.	35,500	206
	Icom Inc.	9,055	205
	Koatsu Gas Kogyo Co. Ltd.	25,873	205
	Riken Technos Corp.	43,193	204
	Mitsubishi Research Institute Inc.	5,771	204
	Hisaka Works Ltd.	23,602	204
	CI Takiron Corp.	33,820	204
	Krosaki Harima Corp.	3,781	203
	Hodogaya Chemical Co. Ltd.	5,373	202
	Pronexus Inc.	17,231	202
	BRONCO BILLY Co. Ltd.	8,059	202
	K&O Energy Group Inc.	13,336	201
	GCA Corp.	25,096	201
	Godo Steel Ltd.	9,158	198
	Nisso Corp.	16,400	198
	Nippon Beet Sugar Manufacturing Co. Ltd.	10,051	197
	Bank of Saga Ltd.	13,244	197
*	Unitika Ltd.	63,043	196
	Kanagawa Chuo Kotsu Co. Ltd.	5,370	193
	Fujiya Co. Ltd.	9,951	193
	Teikoku Electric Manufacturing Co. Ltd.	16,518	193
	Marvelous Inc.	27,269	192
	Aiphone Co. Ltd.	11,145	192
	Torishima Pump Manufacturing Co. Ltd.	20,201	192
	CTS Co. Ltd.	26,491	192
	Kato Works Co. Ltd.	10,150	192
	Central Sports Co. Ltd.	6,346	192
	Yahagi Construction Co. Ltd.	26,986	191
	Taki Chemical Co. Ltd.	4,600	191
	Itoki Corp.	41,614	191
	Aeon Fantasy Co. Ltd.	6,970	190
	Kasai Kogyo Co. Ltd.	23,383	189
	Iseki & Co. Ltd.	12,431	189
	Daikokutenbussan Co. Ltd.	5,977	186
	Shinnihon Corp.	23,682	186
	Fujita Kanko Inc.	6,965	186
	Onoken Co. Ltd.	14,130	185
	Sinanen Holdings Co. Ltd.	10,160	185
	Kurimoto Ltd.	11,345	184
	Rokko Butter Co. Ltd.	10,944	184
	Nihon Tokushu Toryo Co. Ltd.	16,700	183
	Yushin Precision Equipment Co. Ltd.	19,504	182
	Yonex Co. Ltd.	33,828	182
	Kyodo Printing Co. Ltd.	7,165	182
	SWCC Showa Holdings Co. Ltd.	20,899	181
	Fuji Pharma Co. Ltd.	13,730	181
^	YA-MAN Ltd.	27,970	181
	Ryoden Corp.	11,940	181
	Tsukui Corp.	43,784	180
	Sekisui Plastics Co. Ltd.	24,382	180
	Nissin Corp.	11,349	180
	Toyo Kanetsu KK	9,560	179
	Honeys Holdings Co. Ltd.	14,230	179

49

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Tomoku Co. Ltd.	11,156	179
*,^	Change Inc.	9,200	179
	Happinet Corp.	14,134	178
	Kourakuen Holdings Corp.	9,457	176
	Tokyo Energy & Systems Inc.	18,910	176
	Fuso Pharmaceutical Industries Ltd.	8,667	176
	Taisei Lamick Co. Ltd.	6,474	176
*	Sanden Holdings Corp.	26,991	176
	Chori Co. Ltd.	9,952	174
	Tatsuta Electric Wire and Cable Co. Ltd.	31,744	174
	Daisyo Corp.	11,758	173
	Fukui Computer Holdings Inc.	6,469	173
	Studio Alice Co. Ltd.	9,656	173
^	Dai-ichi Seiko Co. Ltd.	6,966	173
	Chuetsu Pulp & Paper Co. Ltd.	11,259	173
	Parco Co. Ltd.	14,329	173
	ASAHI YUKIZAI Corp.	12,144	171
*,^	Toyo Engineering Corp.	26,894	171
	MTI Ltd.	26,378	171
	ST Corp.	11,249	171
	Namura Shipbuilding Co. Ltd.	60,954	170
	Hokkan Holdings Ltd.	10,355	167
	SMK Corp.	5,774	167
^	Weathernews Inc.	5,274	167
	Tokyo Individualized Educational Institute Inc.	22,804	166
*	Medical Data Vision Co. Ltd.	15,826	165
	Fudo Tetra Corp.	11,771	165
	Hokkaido Gas Co. Ltd.	10,949	164
	Halows Co. Ltd.	6,661	163
	Shimizu Bank Ltd.	8,863	160
	W-Scope Corp.	25,883	159
	Mars Group Holdings Corp.	8,558	158
	Meiko Network Japan Co. Ltd.	17,815	158
	Jimoto Holdings Inc.	164,489	158
	Toho Co. Ltd./Kobe	9,759	157
	Kita-Nippon Bank Ltd.	8,864	156
	Maezawa Kasei Industries Co. Ltd.	14,243	156
	World Holdings Co. Ltd.	9,300	156
	Kitagawa Corp.	8,064	156
	Aichi Corp.	24,182	154
	Alpha Systems Inc.	5,967	154
	Ministop Co. Ltd.	11,444	154
	Yomiuri Land Co. Ltd.	3,582	153
	Fujikura Kasei Co. Ltd.	29,290	152
	Osaka Steel Co. Ltd.	11,048	151
	Kyokuto Securities Co. Ltd.	20,100	150
	SRA Holdings	6,168	150
	Mitsui Matsushima Holdings Co. Ltd.	12,541	150
*	Nippon Sharyo Ltd.	5,868	149
	Okura Industrial Co. Ltd.	7,964	147
	NEC Capital Solutions Ltd.	6,866	145
	CAC Holdings Corp.	11,347	145
*	KNT-CT Holdings Co. Ltd.	10,149	143
	Hito Communications Holdings Inc.	9,253	142
	Elematec Corp.	14,728	142
	Sac’s Bar Holdings Inc.	17,116	141
	Wowow Inc.	5,849	141
	Sanyo Shokai Ltd.	10,548	140
	SB Technology Corp.	7,300	140
	Hakuto Co. Ltd.	11,645	139
	Airport Facilities Co. Ltd.	26,715	137
	Asahi Co. Ltd.	12,343	137
	CMIC Holdings Co. Ltd.	8,158	137
	JP-Holdings Inc.	51,145	136

50

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Sanei Architecture Planning Co. Ltd.	9,400	134
	CHIMNEY Co. Ltd.	5,968	133
	Gun-Ei Chemical Industry Co. Ltd.	5,677	133
^	Ohara Inc.	9,600	132
	Chiba Kogyo Bank Ltd.	45,077	132
	Yushiro Chemical Industry Co. Ltd.	9,952	131
	PC Depot Corp.	29,370	130
	Tsukuba Bank Ltd.	65,244	130
	Kitano Construction Corp.	4,880	128
	Japan Cash Machine Co. Ltd.	14,225	127
*	Tokyo Base Co. Ltd.	18,700	127
	Chuo Spring Co. Ltd.	4,682	127
	Seika Corp.	9,954	126
	Space Value Holdings Co. Ltd.	26,366	126
	Artnature Inc.	19,006	126
	Jamco Corp.	9,155	124
	Maezawa Kyuso Industries Co. Ltd.	6,258	124
	Tokyo Rope Manufacturing Co. Ltd.	11,544	122
	Tv Tokyo Holdings Corp.	5,874	122
	Toa Oil Co. Ltd.	5,273	121
	Mitsubishi Paper Mills Ltd.	26,469	121
	T RAD Co. Ltd.	6,171	121
*	COOKPAD Inc.	39,391	119
	Toli Corp.	43,495	117
	Takamiya Co. Ltd.	17,916	117
	Mitsubishi Steel Manufacturing Co. Ltd.	10,847	116
	Takaoka Toko Co. Ltd.	9,752	111
	Nippon Coke & Engineering Co. Ltd.	136,722	110
	Japan Best Rescue System Co. Ltd.	10,700	110
	Tokyo Electron Device Ltd.	5,672	108
	Takihyo Co. Ltd.	6,176	108
	Zuiko Corp.	3,482	108
	Taiho Kogyo Co. Ltd.	13,235	106
	Cleanup Corp.	19,730	106
	Corona Corp. Class A	9,840	105
*,^	Remixpoint Inc.	57,367	105
	Atsugi Co. Ltd.	13,834	105
	Wellnet Corp.	15,421	104
	Shin Nippon Biomedical Laboratories Ltd.	17,210	103
	Evolable Asia Corp.	5,600	103
	Tsutsumi Jewelry Co. Ltd.	5,567	101
	Inaba Seisakusho Co. Ltd.	7,463	101
	Fuji Oil Co. Ltd.	41,394	98
	Shimojima Co. Ltd.	8,651	96
	Nihon Yamamura Glass Co. Ltd.	7,861	94
	Daikoku Denki Co. Ltd.	6,368	90
	Linical Co. Ltd.	9,651	89
	Sumitomo Precision Products Co. Ltd.	2,686	88
	Gecoss Corp.	9,850	86
	Fujitsu Frontech Ltd.	9,551	85
	Ateam Inc.	8,657	85
	Kojima Co. Ltd.	20,493	81
	Paris Miki Holdings Inc.	30,196	80
*	FDK Corp.	10,764	79
*	Funai Electric Co. Ltd.	13,832	76
*	Aplus Financial Co. Ltd.	90,572	76
*	Akebono Brake Industry Co. Ltd.	35,076	67
*	Tateru Inc.	32,365	65
	Fields Corp.	11,741	59
^	Right On Co. Ltd.	10,250	54
*	Laox Co. Ltd.	20,983	53
	Tokyo Rakutenchi Co. Ltd.	789	43
	Nakayama Steel Works Ltd.	9,829	42
			3,993,841

51

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
New Zealand (0.9%)
	Fisher & Paykel Healthcare Corp. Ltd.	532,748	6,534
*	a2 Milk Co. Ltd.	688,290	5,714
	Auckland International Airport Ltd.	897,546	5,349
	Spark New Zealand Ltd.	1,729,933	4,963
	Meridian Energy Ltd.	1,176,556	3,468
	Contact Energy Ltd.	678,170	3,207
	Ryman Healthcare Ltd.	385,240	3,184
	Fletcher Building Ltd.	826,875	2,429
	Mercury NZ Ltd.	632,847	2,012
	Mainfreight Ltd.	76,461	1,970
	SKYCITY Entertainment Group Ltd.	635,497	1,592
	Infratil Ltd.	459,730	1,453
	Kiwi Property Group Ltd.	1,382,390	1,409
	Goodman Property Trust	1,030,178	1,406
	Chorus Ltd.	402,435	1,368
	EBOS Group Ltd.	86,410	1,365
	Z Energy Ltd.	346,088	1,188
	Precinct Properties New Zealand Ltd.	838,773	978
	Genesis Energy Ltd.	462,558	972
	Air New Zealand Ltd.	506,202	916
	Summerset Group Holdings Ltd.	193,990	818
	Argosy Property Ltd.	829,904	750
	Freightways Ltd.	126,204	623
	Vital Healthcare Property Trust	346,570	591
*	Synlait Milk Ltd.	97,623	588
	Vector Ltd.	241,215	550
	Metlifecare Ltd.	163,302	505
	Kathmandu Holdings Ltd.	220,384	443
	Scales Corp. Ltd.	109,329	366
	Heartland Group Holdings Ltd.	328,028	344
*	Pushpay Holdings Ltd.	166,112	335
	Tourism Holdings Ltd.	119,415	272
	New Zealand Refining Co. Ltd.	199,365	262
	SKY Network Television Ltd.	386,934	224
*	Restaurant Brands New Zealand Ltd.	23,921	183
			58,331
Singapore (3.2%)
	DBS Group Holdings Ltd.	1,703,213	32,465
	Oversea-Chinese Banking Corp. Ltd.	3,194,597	25,682
	United Overseas Bank Ltd.	1,216,990	23,959
	Singapore Telecommunications Ltd.	7,072,515	17,126
	Keppel Corp. Ltd.	1,347,360	6,784
	CapitaLand Ltd.	2,385,605	6,306
	Ascendas REIT	2,400,566	5,591
	Wilmar International Ltd.	1,855,822	5,103
	Singapore Exchange Ltd.	775,318	5,090
	Singapore Technologies Engineering Ltd.	1,451,030	4,251
	CapitaLand Mall Trust	2,266,433	4,229
	Genting Singapore Ltd.	5,384,194	3,715
	City Developments Ltd.	440,717	3,490
	CapitaLand Commercial Trust	2,316,147	3,488
	Singapore Airlines Ltd.	489,873	3,386
	ComfortDelGro Corp. Ltd.	1,935,104	3,268
	Mapletree Commercial Trust	1,871,577	3,204
	Mapletree Logistics Trust	2,287,370	2,823
	Venture Corp. Ltd.	242,216	2,810
	UOL Group Ltd.	463,797	2,656
	Suntec REIT	1,936,266	2,645
	Mapletree Industrial Trust	1,309,427	2,453
	Singapore Press Holdings Ltd.	1,470,657	2,393
	Jardine Cycle & Carriage Ltd.	93,627	2,251
	SATS Ltd.	592,941	2,199
	NetLink NBN Trust	2,730,200	1,865

52

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Mapletree North Asia Commercial Trust	1,975,600	1,857
	Keppel REIT	1,845,482	1,640
	Keppel DC REIT	1,044,486	1,534
	Sembcorp Industries Ltd.	864,568	1,452
	Frasers Logistics & Industrial Trust	1,562,094	1,446
	Keppel Infrastructure Trust	3,447,780	1,357
	Frasers Centrepoint Trust	667,477	1,349
	Manulife US REIT	1,253,375	1,147
	Ascott Residence Trust	1,013,980	1,028
	Singapore Post Ltd.	1,446,529	1,020
	Ascendas India Trust	778,400	932
	Golden Agri-Resources Ltd.	5,974,850	897
	CDL Hospitality Trusts	702,953	847
	Olam International Ltd.	616,900	828
	Parkway Life REIT	334,854	805
	Frasers Commercial Trust	649,469	783
*	Sembcorp Marine Ltd.	768,166	772
	ESR-REIT	1,938,079	762
	Hutchison Port Holdings Trust	4,735,699	734
	Starhill Global REIT	1,294,801	704
	CapitaLand Retail China Trust	627,989	701
	Ascendas Hospitality Trust	810,021	685
	First Resources Ltd.	545,389	612
	Raffles Medical Group Ltd.	813,737	604
	Wing Tai Holdings Ltd.	397,852	593
	OUE Commercial REIT	1,425,116	565
	AIMS APAC REIT	537,100	541
	Cache Logistics Trust	1,006,826	537
	Frasers Property Ltd.	370,600	501
	SPH REIT	598,120	501
	SIA Engineering Co. Ltd.	253,609	497
	Far East Hospitality Trust	926,889	497
	StarHub Ltd.	512,070	489
	Frasers Hospitality Trust	787,900	425
	GuocoLand Ltd.	270,100	399
	First REIT	527,989	396
	Soilbuild Business Space REIT	1,043,468	387
	Sheng Siong Group Ltd.	415,299	357
	Lippo Malls Indonesia Retail Trust	1,905,914	336
	Sabana Shari’ah Compliant Industrial REIT	962,159	325
	Accordia Golf Trust	706,138	298
	OUE Ltd.	271,645	289
	Thomson Medical Group Ltd.	6,342,400	270
§	Best World International Ltd.	259,100	257
	Silverlake Axis Ltd.	702,936	235
*	Yoma Strategic Holdings Ltd.	774,647	179
	Asian Pay Television Trust	1,408,974	173
	Bumitama Agri Ltd.	289,847	118
*,§	Hyflux Ltd.	516,932	80
*,§	Noble Group Ltd.	1,004,977	60
*,^,§	Ezra Holdings Ltd.	1,786,900	14
*	Mapletree Commercial Trust Rights 11/07/2019	134,500	9
*,§	Ezion Holdings Ltd. Warrants Exp. 04/15/2020	276,736	—
*,^	Ezion Holdings Ltd. Warrants Exp. 04/16/2023	1,048,679	—
			213,056
South Korea (10.8%)
	Samsung Electronics Co. Ltd.	4,447,879	192,237
	SK Hynix Inc.	487,887	34,306
	Samsung Electronics Co. Ltd. Preference Shares	779,886	27,453
	NAVER Corp.	126,001	17,766
*,^	Celltrion Inc.	92,970	15,912
	Shinhan Financial Group Co. Ltd.	428,282	15,604
	Hyundai Motor Co.	132,988	13,930
	KB Financial Group Inc.	364,702	13,129

53

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Hyundai Mobis Co. Ltd.	61,769	12,597
	POSCO	64,315	11,670
	LG Chem Ltd.	43,221	11,404
	Samsung SDI Co. Ltd.	49,440	9,648
	KT&G Corp.	103,967	8,925
	Kia Motors Corp.	241,718	8,834
	LG Household & Health Care Ltd.	8,153	8,822
	Hana Financial Group Inc.	279,085	8,080
	SK Innovation Co. Ltd.	53,781	7,359
	NCSoft Corp.	15,793	7,009
	SK Holdings Co. Ltd.	31,336	6,952
	Samsung C&T Corp.	78,267	6,702
	Samsung Fire & Marine Insurance Co. Ltd.	31,210	5,806
	Kakao Corp.	47,012	5,705
	LG Electronics Inc.	98,935	5,670
	Woori Financial Group Inc.	530,181	5,345
*	Korea Electric Power Corp.	240,928	5,267
	Samsung SDS Co. Ltd.	29,913	5,166
	LG Corp.	85,401	5,091
^	Samsung Electro-Mechanics Co. Ltd.	52,570	5,090
	Amorepacific Corp.	29,681	4,883
*,^	HLB Inc.	33,173	4,733
	SK Telecom Co. Ltd.	21,818	4,460
*,2	Samsung Biologics Co. Ltd.	12,603	4,305
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	40,586	4,242
	Woongjin Coway Co. Ltd.	52,932	4,179
	Hyundai Motor Co. 2nd Preference Shares	54,473	3,705
	Samsung Life Insurance Co. Ltd.	59,337	3,603
	Korea Zinc Co. Ltd.	9,346	3,483
	S-Oil Corp.	38,346	3,276
	Hyundai Heavy Industries Holdings Co. Ltd.	9,853	2,885
*,^	Celltrion Healthcare Co. Ltd.	59,850	2,818
	Lotte Chemical Corp.	13,987	2,721
	Kangwon Land Inc.	100,725	2,712
	Industrial Bank of Korea	256,466	2,597
*	Samsung Heavy Industries Co. Ltd.	412,486	2,561
	Hyundai Engineering & Construction Co. Ltd.	68,682	2,530
*	LG Display Co. Ltd.	212,898	2,496
	Mirae Asset Daewoo Co. Ltd.	400,037	2,453
	Fila Korea Ltd.	49,387	2,437
*	Samsung Engineering Co. Ltd.	148,230	2,263
	Hyundai Glovis Co. Ltd.	17,371	2,250
	LG Uplus Corp.	182,375	2,107
	Korea Investment Holdings Co. Ltd.	35,906	2,086
	GS Holdings Corp.	47,712	2,033
	Daelim Industrial Co. Ltd.	25,663	1,995
	Korea Aerospace Industries Ltd.	60,535	1,976
	Hyundai Steel Co.	72,087	1,963
	AMOREPACIFIC Group	27,033	1,959
	Hotel Shilla Co. Ltd.	29,284	1,947
	Hankook Tire & Technology Co. Ltd.	72,711	1,939
	DB Insurance Co. Ltd.	44,235	1,918
	Hanmi Pharm Co. Ltd.	6,620	1,894
	Orion Corp.	20,458	1,859
	E-MART Inc.	19,041	1,821
	Samsung Securities Co. Ltd.	59,808	1,723
	BNK Financial Group Inc.	274,675	1,640
	Yuhan Corp.	8,209	1,582
	Hanon Systems	153,606	1,529
	CJ CheilJedang Corp.	7,549	1,484
	GS Engineering & Construction Corp.	55,301	1,464
	S-1 Corp.	17,994	1,450
*,^	Helixmith Co. Ltd.	17,124	1,416
	LG Innotek Co. Ltd.	13,283	1,380

54

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Cheil Worldwide Inc.	64,391	1,369
	LG Household & Health Care Ltd. Preference Shares	2,133	1,351
	Shinsegae Inc.	6,541	1,326
	CJ ENM Co. Ltd.	9,004	1,274
*,^,2	Netmarble Corp.	16,385	1,264
	NH Investment & Securities Co. Ltd.	121,080	1,256
	Hyundai Marine & Fire Insurance Co. Ltd.	57,156	1,241
*,^	KMW Co. Ltd.	26,479	1,214
	Lotte Shopping Co. Ltd.	10,745	1,148
	Medy-Tox Inc.	3,847	1,089
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	44,876	1,082
	Hanwha Chemical Corp.	77,084	1,079
*	Hanwha Aerospace Co. Ltd.	33,136	1,076
	LG Chem Ltd. Preference Shares	7,228	1,066
	Douzone Bizon Co. Ltd.	16,879	1,065
	Meritz Securities Co. Ltd.	270,765	1,047
*,^	Pearl Abyss Corp.	5,543	1,031
	KCC Corp.	5,296	1,028
*,^	HLB Life Science CO Ltd.	36,077	1,010
	Kumho Petrochemical Co. Ltd.	16,851	1,009
	Korean Air Lines Co. Ltd.	45,460	973
*	Hanall Biopharma Co. Ltd.	34,130	970
	WONIK IPS Co. Ltd.	33,587	954
*	CJ Logistics Corp.	7,044	953
	Hyundai Elevator Co. Ltd.	15,095	952
	Mando Corp.	30,987	950
	OCI Co. Ltd.	17,458	941
	Hyundai Department Store Co. Ltd.	14,302	908
	Koh Young Technology Inc.	11,223	908
	BGF retail Co. Ltd.	5,860	897
	DGB Financial Group Inc.	146,381	884
	Hanwha Corp.	42,606	869
	Amorepacific Corp. Preference Shares	10,346	855
	Korea Gas Corp.	25,053	846
	Youngone Corp.	28,057	837
	Meritz Fire & Marine Insurance Co. Ltd.	52,610	835
	CJ Corp.	11,740	830
	Samsung Card Co. Ltd.	28,707	828
*,^	SillaJen Inc.	49,811	820
	GS Retail Co. Ltd.	24,705	812
^	POSCO Chemical Co. Ltd.	19,655	808
	Com2uSCorp	9,254	780
	Lotte Corp.	24,467	766
	HDC Hyundai Development Co-Engineering & Construction	28,609	759
2	Orange Life Insurance Ltd.	31,179	750
	Posco International Corp.	47,568	743
*,^	Mezzion Pharma Co. Ltd.	4,397	726
^	Hanjin Kal Corp.	27,582	718
*	Hyundai Merchant Marine Co. Ltd.	251,504	711
	Hyundai Mipo Dockyard Co. Ltd.	19,041	710
	Hite Jinro Co. Ltd.	28,812	704
	SK Materials Co. Ltd.	4,458	700
^	SKC Co. Ltd.	18,065	689
	Kolon Industries Inc.	16,996	688
	SK Networks Co. Ltd.	136,911	683
^	Paradise Co. Ltd.	42,319	675
	Hyundai Wia Corp.	15,256	670
*	GemVax & Kael Co. Ltd.	29,982	670
	LS Corp.	16,043	668
*	Pan Ocean Co. Ltd.	174,982	660
	Eo Technics Co. Ltd.	7,902	652
	KIWOOM Securities Co. Ltd.	10,885	646
	Hansol Chemical Co. Ltd.	7,947	639
*	Daewoo Engineering & Construction Co. Ltd.	171,153	638

55

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	NongShim Co. Ltd.	3,045	634
*	Hyundai Rotem Co. Ltd.	44,988	620
	SFA Engineering Corp.	17,201	616
	LS Industrial Systems Co. Ltd.	14,332	612
	Doosan Bobcat Inc.	22,711	612
*	Hugel Inc.	1,949	610
	LOTTE Fine Chemical Co. Ltd.	16,051	609
	JB Financial Group Co. Ltd.	131,741	604
*	Doosan Infracore Co. Ltd.	124,284	603
	Hyosung Corp.	8,357	594
	Ottogi Corp.	1,213	589
	Korean Reinsurance Co.	85,206	581
	Innocean Worldwide Inc.	10,477	578
*,^	Celltrion Pharm Inc.	16,516	566
	LG Electronics Inc. Preference Shares	24,170	565
*	Genexine Co. Ltd.	11,666	561
^	Kolmar Korea Co. Ltd.	13,556	558
	Green Cross Corp.	5,030	554
	KEPCO Plant Service & Engineering Co. Ltd.	19,696	551
*,^	Doosan Heavy Industries & Construction Co. Ltd.	103,807	547
*,^	Iljin Materials Co. Ltd.	16,125	543
	F&F Co. Ltd.	6,137	529
	Chong Kun Dang Pharmaceutical Corp.	6,393	526
	Daewoong Pharmaceutical Co. Ltd.	4,009	524
^	Soulbrain Co. Ltd.	7,911	512
*	Chabiotech Co. Ltd.	39,156	511
	Hanssem Co. Ltd.	9,207	501
	DB HiTek Co. Ltd.	34,229	499
	Ssangyong Cement Industrial Co. Ltd.	98,837	497
	Taekwang Industrial Co. Ltd.	526	496
*	SM Entertainment Co. Ltd.	15,438	491
	Hanwha Life Insurance Co. Ltd.	254,661	487
	JYP Entertainment Corp.	24,900	478
^	Hanmi Science Co. ltd	12,565	470
*	NHN Corp.	9,361	464
*	Kumho Tire Co. Inc.	126,346	459
	Green Cross Holdings Corp.	25,345	452
	Hyundai Greenfood Co. Ltd.	46,379	446
	Daeduck Electronics Co.	47,803	439
	Dongsuh Cos. Inc.	29,141	438
*	Asiana Airlines Inc.	94,347	432
*	BH Co. Ltd.	21,818	427
*	CrystalGenomics Inc.	34,133	424
*,^	Komipharm International Co. Ltd.	35,263	424
	HS Industries Co. Ltd.	42,868	418
*	AfreecaTV Co. Ltd.	6,576	417
	Cosmax Inc.	6,083	416
	Taeyoung Engineering & Construction Co. Ltd.	36,817	410
	Seoul Semiconductor Co. Ltd.	35,617	409
	LEENO Industrial Inc.	8,971	409
	Hyundai Home Shopping Network Corp.	5,519	401
	Dongjin Semichem Co. Ltd.	27,965	400
	Huchems Fine Chemical Corp.	21,008	400
	Bukwang Pharmaceutical Co. Ltd.	31,877	399
	Hyosung TNC Co. Ltd.	2,873	396
	Lotte Chilsung Beverage Co. Ltd.	3,333	393
*	Medipost Co. Ltd.	13,887	386
*,^	G-treeBNT Co. Ltd.	19,568	385
*	Naturecell Co. Ltd.	42,227	384
*	Ananti Inc.	39,104	382
*,^	Oscotec Inc.	20,775	376
^	SKCKOLONPI Inc.	12,713	375
	Dong-A ST Co. Ltd.	4,294	374
	Shinsegae International Inc.	2,192	373

56

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
*	DIO Corp.	10,362	373
*	Sangsangin Co. Ltd.	35,699	370
	Partron Co. Ltd.	36,471	370
*	Yungjin Pharmaceutical Co. Ltd.	80,680	370
*,^	Pharmicell Co. Ltd.	49,732	368
*	ABLBio Inc.	22,373	366
	NEPES Corp.	15,269	364
*,^	Hyundai Bioscience Co. Ltd.	30,119	364
	IS Dongseo Co. Ltd.	13,264	364
*	Studio Dragon Corp.	5,425	363
*,^	Telcon RF Pharmaceutical Inc.	63,874	362
	DoubleUGames Co. Ltd.	8,746	360
	HDC Holdings Co. Ltd.	35,063	356
	Daou Technology Inc.	22,622	352
	GS Home Shopping Inc.	2,746	351
*,^	Foosung Co. Ltd.	48,342	350
	Daesang Corp.	18,967	349
	Sam Chun Dang Pharm Co. Ltd.	12,010	346
*	Ecopro BM Co. Ltd.	7,801	345
	SK Chemicals Co. Ltd.	8,403	340
	CJ CGV Co. Ltd.	11,578	335
	Handsome Co. Ltd.	13,330	334
	Hana Tour Service Inc.	7,997	333
*	Osstem Implant Co. Ltd.	9,684	332
	NICE Information Service Co. Ltd.	31,648	331
	Grand Korea Leisure Co. Ltd.	17,957	328
*,^	Lotte Tour Development Co. Ltd.	29,385	327
	Daishin Securities Co. Ltd.	30,433	325
	Poongsan Corp.	18,735	323
	Dentium Co. Ltd.	6,226	318
*	Amicogen Inc.	16,523	318
*	Enzychem Lifesciences Corp.	5,803	318
	NICE Holdings Co. Ltd.	18,914	315
*,^	Ecopro Co. Ltd.	17,600	313
	LF Corp.	18,376	310
	Doosan Co. Ltd.	4,607	307
^	Samwha Capacitor Co. Ltd.	7,244	307
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	2,208	306
	LOTTE Himart Co. Ltd.	11,711	305
	Meritz Financial Group Inc.	28,438	304
	LG International Corp.	22,442	299
	Samyang Holdings Corp.	5,466	298
	Hyosung Chemical Corp.	2,095	297
	Korea Petrochemical Ind Co. Ltd.	2,860	292
	LG Hausys Ltd.	5,708	292
	JW Pharmaceutical Corp.	11,708	291
*	Innox Advanced Materials Co. Ltd.	5,808	289
	Hanjin Transportation Co. Ltd.	10,901	289
	LIG Nex1 Co. Ltd.	9,956	288
	Ahnlab Inc.	5,395	285
*,^	Cafe24 Corp.	5,431	284
^	Jeil Pharma Holdings Inc.	18,594	284
*	Dongkuk Steel Mill Co. Ltd.	56,074	283
	Korea Real Estate Investment & Trust Co. Ltd.	148,501	282
^	Hyundai Construction Equipment Co. Ltd.	11,755	281
*	LegoChem Biosciences Inc.	6,889	279
*	Hyosung Advanced Materials Corp.	2,948	277
	Kumho Industrial Co. Ltd.	26,523	276
^	L&F Co. Ltd.	14,074	275
	Korea Electric Terminal Co. Ltd.	6,929	274
^	Daea TI Co. Ltd.	56,526	273
	Nexen Tire Corp.	33,646	270
	Orion Holdings Corp.	19,531	265
	DongKook Pharmaceutical Co. Ltd.	4,442	264

57

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Hankook Technology Group Co. Ltd.	23,166	264
	Young Poong Corp.	499	261
	S&T Motiv Co. Ltd.	6,688	261
*,^	Dongsung Pharmaceutical Co. Ltd.	17,023	258
*,^	Feelux Co. Ltd.	42,712	255
§	Caregen Co. Ltd.	3,866	252
*	iNtRON Biotechnology Inc.	22,745	252
	Silicon Works Co. Ltd.	8,702	249
	SL Corp.	13,785	248
*	CMG Pharmaceutical Co. Ltd.	95,798	248
	Sebang Global Battery Co. Ltd.	7,567	248
	Hansae Co. Ltd.	15,881	247
	Advanced Process Systems Corp.	10,636	246
	Mirae Asset Life Insurance Co. Ltd.	71,299	245
	Youngone Holdings Co. Ltd.	5,376	243
	Dongwon Industries Co. Ltd.	1,318	242
^	Daewoong Co. Ltd.	19,750	242
*	Ilyang Pharmaceutical Co. Ltd.	12,833	240
	Dawonsys Co. Ltd.	18,778	240
	TES Co. Ltd.	13,639	240
	Halla Holdings Corp.	6,688	239
	Mirae Asset Daewoo Co. Ltd. Preference Shares	67,682	239
*	Seegene Inc.	13,122	239
^	YG Entertainment Inc.	10,297	237
	SK Gas Ltd.	3,245	234
*	Yuyang DNU Co. Ltd.	48,272	233
	Dong-A Socio Holdings Co. Ltd.	2,924	233
	Tongyang Inc.	188,060	232
*,^	Vidente Co. Ltd.	22,931	231
	Binggrae Co. Ltd.	4,774	226
	Chongkundang Holdings Corp.	2,891	225
	Harim Holdings Co. Ltd.	28,754	222
	Maeil Dairies Co. Ltd.	2,908	221
*	Webzen Inc.	15,384	220
*	Duk San Neolux Co. Ltd.	11,208	218
*	Eutilex Co. Ltd.	4,188	216
	Jeil Pharmaceutical Co. Ltd.	7,228	216
*,^	SFA Semicon Co. Ltd.	70,724	212
	Dongwon F&B Co. Ltd.	1,066	210
	Huons Co. Ltd.	5,135	206
	Songwon Industrial Co. Ltd.	15,189	201
*	Korea Line Corp.	10,517	200
	Hanwha Corp. Preference Shares	17,053	199
	Green Cross Cell Corp.	5,374	199
*	STCUBE	20,820	196
	iMarketKorea Inc.	20,930	195
	Hansol Paper Co. Ltd.	15,350	193
	KEPCO Engineering & Construction Co. Inc.	10,937	193
	Posco ICT Co. Ltd.	46,851	193
*,^	KH Vatec Co. Ltd.	12,932	190
*	Anterogen Co. Ltd.	4,515	187
	Jusung Engineering Co. Ltd.	30,541	186
	InBody Co. Ltd.	9,496	186
	Modetour Network Inc.	13,449	182
^	SK Securities Co. Ltd.	349,472	180
	SPC Samlip Co. Ltd.	2,283	180
	SK Discovery Co. Ltd.	9,328	180
	i-SENS Inc.	7,553	178
*,^	Able C&C Co. Ltd.	17,353	177
	Cuckoo Homesys Co. Ltd.	5,254	174
*	Yuanta Securities Korea Co. Ltd.	78,425	173
	Hanil Cement Co. Ltd.	2,037	172
*,^	Inscobee Inc.	74,054	171
	Samchully Co. Ltd.	2,337	169

58

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Namyang Dairy Products Co. Ltd.	415	168
	Hanwha General Insurance Co. Ltd.	69,810	167
^	KC Tech Co. Ltd.	9,902	166
*	Binex Co. Ltd.	21,825	164
	Lotte Confectionery Co. Ltd.	1,357	164
*	Insun ENT Co. Ltd.	26,639	163
	Wemade Co. Ltd.	7,044	159
	JW Holdings Corp.	29,512	158
*	Interflex Co. Ltd.	10,506	158
	Kwang Dong Pharmaceutical Co. Ltd.	26,666	157
*	NKMax Co. Ltd.	17,785	157
	Lock&Lock Co. Ltd.	15,389	156
	Seah Besteel Corp.	11,195	154
	ICD Co. Ltd.	12,547	153
	Samyang Corp.	3,651	152
	Aekyung Industrial Co. Ltd.	6,277	151
	GOLFZON Co. Ltd.	2,573	151
*,^	Peptron Inc.	13,183	151
*	Seobu T&D	22,786	151
	KISWIRE Ltd.	8,000	150
*	KONA I Co. Ltd.	10,460	149
	Korea Asset In Trust Co. Ltd.	50,358	147
	Daekyo Co. Ltd.	27,547	146
	Lotte Food Co. Ltd.	393	146
	AK Holdings Inc.	5,417	145
*	Neowiz	9,864	145
	Hankook Shell Oil Co. Ltd.	505	144
*	Hyosung Heavy Industries Corp.	5,826	142
	Youlchon Chemical Co. Ltd.	12,047	139
*	Hanwha Investment & Securities Co. Ltd.	81,162	139
*	Hansol Technics Co. Ltd.	21,614	138
*,^	Esmo Corp.	81,779	135
*,^	Kolon Life Science Inc.	6,906	135
	Sung Kwang Bend Co. Ltd.	15,908	135
*,^	Aprogen pharmaceuticals Inc.	138,409	133
	ST Pharm Co. Ltd.	8,420	133
	INTOPS Co. Ltd.	11,234	133
	Namhae Chemical Corp.	18,610	132
^	Toptec Co. Ltd.	18,915	132
	CJ Hello Co. Ltd.	25,075	131
*	Doosan Solus Co. Ltd.	8,490	130
	Kyobo Securities Co. Ltd.	16,417	128
*,^	Samsung Pharmaceutical Co. Ltd.	36,622	126
	Vieworks Co. Ltd.	6,028	125
	Sungwoo Hitech Co. Ltd.	41,909	125
	Dae Han Flour Mills Co. Ltd.	942	124
*	Wonik Holdings Co. Ltd.	31,912	123
*	Lutronic Corp.	17,457	123
*	Taihan Electric Wire Co. Ltd.	222,236	122
^	Huons Global Co. Ltd.	4,683	121
^	Dae Hwa Pharmaceutical Co. Ltd.	10,363	121
^	CJ CheilJedang Corp. Preference Shares	1,439	121
	BGF Co. Ltd.	24,184	119
	Cuckoo Holdings Co. Ltd.	1,273	113
	NS Shopping Co. Ltd.	13,483	113
*	Woongjin Thinkbig Co. Ltd.	49,302	113
	Kolmar Korea Holdings Co. Ltd.	5,952	112
*,^	Gamevil Inc.	4,143	112
*,^	Homecast Co. Ltd.	27,476	111
*,^	Hyundai Electric & Energy System Co. Ltd.	12,073	111
	Hyundai Corp.	7,187	109
	Hyundai Livart Furniture Co. Ltd.	8,950	108
^	Hancom Inc.	12,334	106
^	TK Corp.	12,269	106

59

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2019

				Shares	Market Value ($000)
		KT Skylife Co. Ltd.		13,988	104
*		Hansol Holdings Co. Ltd.		30,188	103
		Muhak Co. Ltd.		13,199	102
*,^		Doosan Fuel Cell Co. Ltd.		15,402	102
		KC Co. Ltd.		8,503	102
		Sindoh Co. Ltd.		3,064	101
^		Eugene Investment & Securities Co. Ltd.		56,837	100
^		S&T Dynamics Co. Ltd.		19,466	100
		Tongyang Life Insurance Co. Ltd.		31,110	98
		E1 Corp.		2,215	93
		Humedix Co. Ltd.		4,683	91
		DB Financial Investment Co. Ltd.		24,758	90
*		Eusu Holdings Co. Ltd.		14,549	89
		KISCO Corp.		21,795	87
*		Cellumed Co. Ltd.		17,851	85
		Sam Young Electronics Co. Ltd.		11,192	84
*		COSON Co. Ltd.		13,992	83
*		SBS Media Holdings Co. Ltd.		48,955	83
		Kolon Corp.		5,422	81
		CJ Freshway Corp.		3,686	80
*		Ssangyong Motor Co.		40,269	79
		Cell Biotech Co. Ltd.		4,631	77
*		Taewoong Co. Ltd.		8,132	76
*		Coreana Cosmetics Co. Ltd.		22,740	75
		Hanil Holdings Co. Ltd.		1,818	75
		Interpark Holdings Corp.		36,083	74
*		KTB Investment & Securities Co. Ltd.		37,203	74
*		CUROCOM Co. Ltd.		70,746	71
*,^		Agabang&Company		22,329	70
		Byucksan Corp.		41,431	70
*,^		Lumens Co. Ltd.		37,737	69
		Daishin Securities Co. Ltd. Preference Shares		8,263	66
*		GNCO Co. Ltd.		65,482	64
		SeAH Steel Corp.		1,204	64
*		Humax Co. Ltd.		14,878	64
		It’s Hanbul Co. Ltd.		3,481	61
^		COSMAX NBT Inc.		9,356	54
		Cosmax BTI Inc		4,116	51
*,^		Jenax Inc.		15,001	51
		SeAH Steel Holdings Corp.		1,040	42
*		Leaders Cosmetics Co. Ltd.		7,902	42
*		G-SMATT GLOBAL Co. Ltd.		27,456	11
					727,364
Total Common Stocks (Cost $7,198,818)					6,673,707

		Coupon
Temporary Cash Investments (1.4%)[1]
Money Market Fund (1.4%)
3,4	Vanguard Market Liquidity Fund	1.984%		927,817	92,791

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill
		2.048%	11/21/19	2,850	2,848
Total Temporary Cash Investments (Cost $95,646)					95,639

60

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2019

Total Investments (100.7%) (Cost $7,294,464)	6,769,346
Other Assets and Liabilities—Net (-0.7%)[4,5]	(48,877)
Net Assets (100%)	6,720,469

*	Non-income-producing security.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $85,317,000.

§	Security value determined using significant unobservable inputs.

1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.7%, respectively, of net assets.

2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2019, the aggregate value of these securities was $27,002,000, representing 0.4% of net assets.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4	Collateral of $92,777,000 was received for securities on loan.

5	Securities with a value of $2,198,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

REIT—Real Estate Investment Trust.

61

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA720 122019

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Australia (2.2%)
Commonwealth Bank of Australia	560,284	30,379
CSL Ltd.	142,565	25,142
BHP Group Ltd.	931,918	22,844
Westpac Banking Corp.	1,100,476	21,366
National Australia Bank Ltd.	911,041	17,883
Australia & New Zealand Banking Group Ltd.	896,060	16,467
Woolworths Group Ltd.	394,045	10,161
Wesfarmers Ltd.	354,615	9,743
Macquarie Group Ltd.	96,926	8,950
Transurban Group	849,276	8,698
Rio Tinto Ltd.	117,696	7,360
Woodside Petroleum Ltd.	289,926	6,426
Goodman Group	556,014	5,521
Newcrest Mining Ltd.	240,335	5,246
Aristocrat Leisure Ltd.	203,039	4,427
Scentre Group	1,596,593	4,218
Brambles Ltd.	495,731	4,098
Insurance Australia Group Ltd.	717,359	3,930
Coles Group Ltd.	360,620	3,732
QBE Insurance Group Ltd.	421,237	3,665
Suncorp Group Ltd.	388,089	3,603
ASX Ltd.	62,463	3,546
Santos Ltd.	581,511	3,253
Amcor plc (XASX)	338,621	3,242
Telstra Corp. Ltd.	1,324,398	3,190
Fortescue Metals Group Ltd.	505,881	3,096
Origin Energy Ltd.	558,271	3,027
APA Group	375,679	3,018
Sonic Healthcare Ltd.	150,725	2,969
Dexus	347,515	2,866
AGL Energy Ltd.	208,422	2,845
Treasury Wine Estates Ltd.	228,947	2,776
Mirvac Group	1,243,758	2,756
South32 Ltd.	1,566,732	2,742
Cochlear Ltd.	17,897	2,611
Stockland	759,311	2,563
GPT Group	616,483	2,531
Aurizon Holdings Ltd.	611,003	2,486
James Hardie Industries plc	140,630	2,415
Lendlease Group	179,555	2,321
Ramsay Health Care Ltd.	48,947	2,313
Sydney Airport	359,997	2,180
Oil Search Ltd.	434,555	2,145
Medibank Pvt Ltd.	905,842	2,111
Tabcorp Holdings Ltd.	616,288	2,042
Vicinity Centres	1,045,431	1,924
Orica Ltd.	120,312	1,901
SEEK Ltd.	114,498	1,792
Computershare Ltd.	158,199	1,727
Caltex Australia Ltd.	83,974	1,579
BlueScope Steel Ltd.	163,486	1,497
AMP Ltd.	1,116,734	1,411
* Xero Ltd.	29,742	1,411
Magellan Financial Group Ltd.	42,286	1,403
Northern Star Resources Ltd.	201,540	1,366
Boral Ltd.	392,125	1,361
Alumina Ltd.	833,349	1,301
REA Group Ltd.	16,973	1,274
Incitec Pivot Ltd.	524,440	1,248
Atlas Arteria Ltd.	220,096	1,217
Bendigo & Adelaide Bank Ltd.	158,426	1,163

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Charter Hall Group	147,747	1,151
	Coca-Cola Amatil Ltd.	162,941	1,143
*	Afterpay Touch Group Ltd.	57,492	1,141
	Downer EDI Ltd.	196,995	1,096
	Challenger Ltd.	189,816	1,041
	Worley Ltd.	108,273	1,016
	Evolution Mining Ltd.	348,254	993
	Crown Resorts Ltd.	111,700	960
	Qantas Airways Ltd.	204,473	904
^	JB Hi-Fi Ltd.	35,287	902
	Beach Energy Ltd.	564,598	888
	Qube Holdings Ltd.	384,580	862
	Iluka Resources Ltd.	132,678	859
	Star Entertainment Grp Ltd.	264,330	857
^	Bank of Queensland Ltd.	134,481	839
	ALS Ltd.	150,435	837
	Altium Ltd.	37,416	828
	Ansell Ltd.	42,783	814
	Reliance Worldwide Corp. Ltd.	272,834	794
	Orora Ltd.	367,957	784
	nib holdings Ltd.	157,218	760
	Domino’s Pizza Enterprises Ltd.	21,219	747
	carsales.com Ltd.	66,616	714
	OZ Minerals Ltd.	100,727	703
	AusNet Services	547,825	700
*	Saracen Mineral Holdings Ltd.	270,201	699
	Cromwell Property Group	760,691	695
	CIMIC Group Ltd.	30,269	690
	Independence Group NL	149,998	657
	Shopping Centres Australasia Property Group	338,691	628
	Link Administration Holdings Ltd.	161,210	622
	Steadfast Group Ltd.	249,414	618
	Nine Entertainment Co. Holdings Ltd.	473,228	600
	Cleanaway Waste Management Ltd.	452,216	575
	Seven Group Holdings Ltd.	42,300	547
	Appen Ltd.	36,132	543
	Metcash Ltd.	278,505	541
	IOOF Holdings Ltd.	105,254	535
	Whitehaven Coal Ltd.	235,218	535
	IDP Education Ltd.	43,607	535
	Regis Resources Ltd.	155,747	528
	Flight Centre Travel Group Ltd.	17,961	528
^	Harvey Norman Holdings Ltd.	186,748	527
	TPG Telecom Ltd.	116,113	523
	IRESS Ltd.	57,681	507
	Charter Hall Long Wale REIT	126,964	503
	BWP Trust	171,794	491
*	Vocus Group Ltd.	211,206	484
	Breville Group Ltd.	45,386	481
2	Viva Energy Group Ltd.	342,480	472
*	NEXTDC Ltd.	102,710	454
	CSR Ltd.	153,212	438
	Washington H Soul Pattinson & Co. Ltd.	28,998	433
	Bapcor Ltd.	87,324	430
*	Nufarm Ltd.	104,176	425
	St. Barbara Ltd.	219,490	423
	Mineral Resources Ltd.	42,971	423
	Pendal Group Ltd.	84,607	418
	Healius Ltd.	193,089	410
	WiseTech Global Ltd.	22,318	401
	Perpetual Ltd.	15,164	376
*	Lynas Corp. Ltd.	213,777	366
^	Webjet Ltd.	46,305	361
	Perenti Global Ltd.	228,452	360

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	GrainCorp Ltd. Class A	69,791	348
	Viva Energy REIT	172,615	344
	Corporate Travel Management Ltd.	27,898	339
	Charter Hall Retail REIT	110,111	335
*	Nanosonics Ltd.	71,242	333
	Sims Metal Management Ltd.	51,767	333
	Super Retail Group Ltd.	48,655	320
	Premier Investments Ltd.	23,993	318
	Monadelphous Group Ltd.	29,944	317
^	InvoCare Ltd.	34,568	312
	Technology One Ltd.	59,623	303
	IPH Ltd.	54,206	302
	Aventus Group	159,073	300
	Adelaide Brighton Ltd.	139,832	297
	National Storage REIT	228,553	293
*	PolyNovo Ltd.	186,084	289
	SmartGroup Corp. Ltd.	34,915	275
^	Clinuvel Pharmaceuticals Ltd.	12,554	265
	Western Areas Ltd.	119,037	262
	Credit Corp. Group Ltd.	11,940	258
	Charter Hall Social Infrastructure REIT	102,041	255
	Platinum Asset Management Ltd.	89,377	255
^	Bingo Industries Ltd.	154,054	255
	Arena REIT	120,939	252
	Ingenia Communities Group	82,798	251
*	Jumbo Interactive Ltd.	16,258	249
	G8 Education Ltd.	138,748	246
*	Gold Road Resources Ltd.	312,536	245
	ARB Corp. Ltd.	19,394	242
	Abacus Property Group	89,420	240
	Service Stream Ltd.	133,412	237
*,^	nearmap Ltd.	127,771	235
	Collins Foods Ltd.	33,101	233
	Brickworks Ltd.	18,036	225
*,^	Zip Co. Ltd.	86,794	224
	Tassal Group Ltd.	76,866	219
	Genworth Mortgage Insurance Australia Ltd.	81,279	219
	Pro Medicus Ltd.	11,817	217
*	Avita Medical Ltd.	527,344	216
^	Blackmores Ltd.	3,503	209
^	Aveo Group	139,512	206
	Growthpoint Properties Australia Ltd.	68,415	201
*	Mayne Pharma Group Ltd.	564,865	200
	GUD Holdings Ltd.	26,796	200
	NRW Holdings Ltd.	125,749	196
	Rural Funds Group	159,898	195
*	Silver Lake Resources Ltd.	241,002	193
*	Bellamy’s Australia Ltd.	21,436	189
	Inghams Group Ltd.	88,279	189
^	Bega Cheese Ltd.	76,625	189
*	Perseus Mining Ltd.	318,250	189
	Select Harvests Ltd.	37,320	185
	Costa Group Holdings Ltd.	93,666	184
	GDI Property Group	169,730	182
*	EML Payments Ltd.	66,147	182
	Elders Ltd.	44,264	180
*	Resolute Mining Ltd.	213,331	179
	Centuria Metropolitan REIT	85,506	176
	McMillan Shakespeare Ltd.	15,440	171
	HUB24 Ltd.	19,929	169
*,^	Mesoblast Ltd.	129,441	159
	oOh!media Ltd.	82,554	157
	Southern Cross Media Group Ltd.	276,821	156
	Netwealth Group Ltd.	25,691	156

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Sandfire Resources NL	38,621	154
	Lovisa Holdings Ltd.	16,436	152
	Centuria Industrial REIT	64,056	151
	Ramelius Resources Ltd.	174,216	150
	Mount Gibson Iron Ltd.	286,220	149
*	Westgold Resources Ltd.	89,260	145
*	AP Eagers Ltd.	16,753	142
	Sigma Healthcare Ltd.	353,007	141
	Australian Pharmaceutical Industries Ltd.	154,238	141
	Infigen Energy	307,874	135
*	Australian Agricultural Co. Ltd.	198,343	135
	Hotel Property Investments	60,363	133
	GWA Group Ltd.	65,018	130
*,^	Pilbara Minerals Ltd.	573,740	128
2	Coronado Global Resources Inc.	77,525	128
	Domain Holdings Australia Ltd.	56,609	124
*,^	Carnarvon Petroleum Ltd.	469,345	123
^	BWX Ltd.	45,372	123
*	IMF Bentham Ltd.	51,680	121
*	Cooper Energy Ltd.	315,540	121
	Estia Health Ltd.	60,540	117
*,^	Orocobre Ltd.	62,464	113
*,^	Pact Group Holdings Ltd.	65,730	110
	Freedom Foods Group Ltd.	29,219	108
	Aurelia Metals Ltd.	325,635	105
*	Emeco Holdings Ltd.	85,038	105
*,^	Bubs Australia Ltd.	134,454	104
*	Starpharma Holdings Ltd.	129,509	103
^	New Hope Corp. Ltd.	68,583	100
	SeaLink Travel Group Ltd.	27,840	98
	FlexiGroup Ltd.	73,158	98
*	Jupiter Mines Ltd.	422,476	97
	OFX Group Ltd.	100,137	96
	HT&E Ltd.	81,140	92
	Cedar Woods Properties Ltd.	18,566	91
	Eclipx Group Ltd.	79,787	86
*,^	Dacian Gold Ltd.	82,981	84
	Village Roadshow Ltd.	36,503	81
*	Senex Energy Ltd.	319,614	79
	Accent Group Ltd.	73,467	76
*,^	Myer Holdings Ltd.	192,568	72
*,^	Galaxy Resources Ltd.	111,184	71
	Navigator Global Investments Ltd.	36,584	62
	Regis Healthcare Ltd.	27,703	62
	ERM Power Ltd.	33,976	56
	Virtus Health Ltd.	18,856	53
*	Seven West Media Ltd.	191,420	53
	Japara Healthcare Ltd.	64,092	49
	SpeedCast International Ltd.	68,230	47
	SG Fleet Group Ltd.	27,592	46
*	Asaleo Care Ltd.	64,802	43
*,^	Syrah Resources Ltd.	148,491	41
*	Intega Group Ltd.	104,821	41
*,^	New Century Resources Ltd.	145,905	38
*	Cardno Ltd.	104,821	38
	MACA Ltd.	54,308	36
*	Clean TeQ Holdings Ltd.	164,077	27
*	Karoon Energy Ltd. (XASX)	40,339	27
*	Karoon Energy Ltd.	38,056	25
*	Superloop Ltd.	31,917	24
	Vita Group Ltd.	27,685	23
*	Ainsworth Game Technology Ltd.	39,806	22
	WPP AUNZ Ltd.	58,559	22
*,^	Liquefied Natural Gas Ltd.	123,849	19

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*,§	DSHE Holdings Ltd.	14,824	—
			375,509
Austria (0.1%)
	Erste Group Bank AG	88,061	3,115
	OMV AG	45,039	2,633
	Verbund AG	21,163	1,146
	Raiffeisen Bank International AG	44,011	1,084
	ANDRITZ AG	23,603	1,061
	Wienerberger AG	36,350	985
	voestalpine AG	36,510	916
	IMMOFINANZ AG	30,574	879
	CA Immobilien Anlagen AG	21,500	828
2	BAWAG Group AG	12,809	529
	Lenzing AG	4,449	469
	S IMMO AG	16,526	418
	UNIQA Insurance Group AG	42,174	406
	Vienna Insurance Group AG Wiener Versicherung Gruppe	13,000	353
	Oesterreichische Post AG	9,480	349
	Telekom Austria AG Class A	35,662	276
	EVN AG	12,654	232
	DO & CO AG	2,285	213
	Strabag SE	5,036	167
	Flughafen Wien AG	3,428	141
	Schoeller-Bleckmann Oilfield Equipment AG	2,060	118
	Agrana Beteiligungs AG	4,952	96
^	Porr AG	3,674	87
	Palfinger AG	2,713	77
	Kapsch TrafficCom AG	2,165	68
*	Zumtobel Group AG	6,626	53
			16,699
Belgium (0.3%)
	Anheuser-Busch InBev SA/NV	243,362	19,644
	KBC Group NV	85,509	6,013
	Ageas	58,787	3,390
	UCB SA	36,647	2,954
	Umicore SA	65,210	2,692
	Groupe Bruxelles Lambert SA	24,092	2,420
	Solvay SA Class A	22,007	2,393
*,^	Argenx SE	12,755	1,553
	Proximus SADP	45,566	1,400
	Cofinimmo SA	8,022	1,187
	Warehouses De Pauw CVA	6,080	1,128
	Sofina SA	4,748	1,051
	Ackermans & van Haaren NV	6,847	1,050
	Aedifica SA	8,276	995
	Elia System Operator SA/NV	10,987	948
	Colruyt SA	16,495	917
*	Telenet Group Holding NV	15,010	737
	Barco NV	3,037	661
	KBC Ancora	11,129	531
	Befimmo SA	7,515	486
	Ontex Group NV	24,697	448
	D’ieteren SA/NV	6,574	415
	Melexis NV	5,683	399
	Montea C.V.A	4,187	380
	bpost SA	31,474	360
	Bekaert SA	12,070	337
	Gimv NV	5,013	301
	Retail Estates NV	3,094	295
*	Tessenderlo Chemie NV (Voting Shares)	8,051	266
	Kinepolis Group NV	3,966	264
	Titan Cement International SA	12,013	253
*	AGFA-Gevaert NV	50,073	228
	Fagron	11,952	227

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Cie d’Entreprises CFE	1,711	165
*,^	Mithra Pharmaceuticals SA	4,335	130
	Van de Velde NV	4,409	119
	Econocom Group SA/NV	30,696	80
	EVS Broadcast Equipment SA	2,987	73
*,^	Ion Beam Applications	4,182	67
	Wereldhave Belgium Comm VA	718	64
	Orange Belgium SA	2,631	58
			57,079
Brazil (0.9%)
	Banco Bradesco SA ADR	947,597	8,301
	Itau Unibanco Holding SA Preference Shares	860,227	7,771
	Petroleo Brasileiro SA Preference Shares	1,017,792	7,712
	B3 SA - Brasil Bolsa Balcao	629,150	7,590
*	Vale SA Class B ADR	542,225	6,366
*	Vale SA	536,152	6,310
	Itau Unibanco Holding SA ADR	637,643	5,758
	Itausa - Investimentos Itau SA Preference Shares	1,389,339	4,749
	Petroleo Brasileiro SA ADR Preference Shares	281,847	4,253
	Banco Bradesco SA Preference Shares	482,909	4,235
	Petroleo Brasileiro SA	506,472	4,130
	Lojas Renner SA	256,564	3,247
	Banco do Brasil SA	265,693	3,190
	Ambev SA	694,237	3,009
	Ambev SA ADR	664,015	2,862
	IRB Brasil Resseguros SA	274,059	2,582
	JBS SA	314,198	2,216
	Magazine Luiza SA	196,800	2,191
	Suzano SA	254,634	2,072
*	Rumo SA	355,083	2,019
	Raia Drogasil SA	71,400	1,958
	Localiza Rent a Car SA	172,237	1,854
	Notre Dame Intermedica Participacoes SA	123,586	1,849
	BB Seguridade Participacoes SA	212,839	1,803
	Telefonica Brasil SA Preference Shares	132,664	1,756
	Petrobras Distribuidora SA	226,244	1,595
*	BRF SA	178,624	1,582
	CCR SA	379,844	1,557
	WEG SA	237,278	1,509
	Cia de Saneamento Basico do Estado de Sao Paulo	109,600	1,493
	Equatorial Energia SA	56,600	1,438
	Banco Santander Brasil SA	122,100	1,433
	Ultrapar Participacoes SA	288,096	1,356
	Banco BTG Pactual SA	78,527	1,272
	Cogna Educacao	491,036	1,184
	Lojas Americanas SA Preference Shares	230,858	1,151
	Hypera SA	134,312	1,149
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	52,321	1,083
	Banco Bradesco SA	131,121	1,074
	Centrais Eletricas Brasileiras SA	106,400	1,050
	Petroleo Brasileiro SA ADR	62,836	1,020
	BR Malls Participacoes SA	254,818	975
	Natura Cosmeticos SA	123,400	959
	Klabin SA	232,700	918
	Centrais Eletricas Brasileiras SA Preference Shares	89,700	917
	Sul America SA	74,944	902
*	Azul SA Prior Preference Shares	66,036	865
	Gerdau SA Preference Shares	256,200	858
	Cosan SA	57,700	831
	YDUQS Part	77,400	757
*	B2W Cia Digital	59,187	750
	TOTVS SA	46,679	725
	Energisa SA	58,115	694
	Cia Energetica de Minas Gerais Preference Shares	199,976	681

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Cielo SA	344,688	650
2	Hapvida Participacoes e Investimentos SA	45,995	646
	Multiplan Empreendimentos Imobiliarios SA	86,921	633
	Embraer SA ADR	36,363	632
	Engie Brasil Energia SA	53,875	608
	Bradespar SA Preference Shares	67,900	542
	Qualicorp Consultoria e Corretora de Seguros SA	67,000	533
	CVC Brasil Operadora e Agencia de Viagens SA	40,800	521
	TIM Participacoes SA	182,600	520
	Atacadao SA	108,171	515
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	76,598	514
	Transmissora Alianca de Energia Eletrica SA	70,927	511
	CPFL Energia SA	60,500	498
	EDP - Energias do Brasil SA	103,467	489
	Fleury SA	71,200	452
	Cia Energetica de Sao Paulo Preference Shares	60,785	450
	Braskem SA Preference Shares	64,180	443
	Cia Energetica de Minas Gerais	116,524	434
	Cia de Saneamento do Parana	18,060	411
*	Alpargatas SA Preference Shares	59,861	407
	MRV Engenharia e Participacoes SA	92,700	407
	Porto Seguro SA	28,372	406
	Embraer SA	91,400	400
	Cia de Saneamento do Parana Preference Shares	82,300	373
	Linx SA	43,000	372
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	62,308	366
	Aliansce Sonae Shopping Centers SA	34,040	361
	Banco do Estado do Rio Grande do Sul SA Preference Shares	62,398	348
	Cia de Saneamento de Minas Gerais-COPASA	20,489	345
	Duratex SA	99,885	327
	Cia Siderurgica Nacional SA	108,200	318
	Cia Paranaense de Energia	23,100	316
	Metalurgica Gerdau SA Preference Shares Class A	199,300	313
	Gerdau SA ADR	94,126	310
*	Gol Linhas Aereas Inteligentes SA Preference Shares	33,200	303
	Cia Hering	38,400	301
	Light SA	59,946	297
	Cia de Locacao das Americas	63,525	273
	BK Brasil Operacao e Assessoria a Restaurantes SA	57,000	266
	Odontoprev SA	71,900	265
	Cia Siderurgica Nacional SA ADR	89,670	262
*	Cosan Logistica SA	51,400	260
	Lojas Americanas SA	68,029	256
	Iguatemi Empresa de Shopping Centers SA	21,200	253
	Usinas Siderurgicas de Minas Gerais SA Preference Shares	136,371	247
	Cia Paranaense de Energia Preference Shares	17,400	242
	M Dias Branco SA	25,200	237
	Grendene SA	89,100	222
	Sao Martinho SA	48,700	213
	Marcopolo SA Preference Shares	231,609	210
	Arezzo Industria e Comercio SA	14,200	209
*	Marfrig Global Foods SA	77,700	208
	EcoRodovias Infraestrutura e Logistica SA	56,200	193
	TIM Participacoes SA ADR	13,500	191
*	Via Varejo SA	100,500	186
	Randon Participacoes SA Preference Shares	71,064	183
	Ez Tec Empreendimentos e Participacoes SA	17,695	182
	Smiles Fidelidade SA	19,500	180
	Iochpe Maxion SA	37,596	163
*	Omega Geracao SA	17,100	146
2	Banco Inter SA Preference Shares	32,702	140
	AES Tiete Energia SA	47,024	137
*	BR Properties SA	44,276	134
	Santos Brasil Participacoes SA	77,500	132

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Alupar Investimento SA	21,758	132
	Banco Inter SA	9,870	127
	Movida Participacoes SA	33,500	126
	Construtora Tenda SA	21,072	124
	SLC Agricola SA	26,600	120
	Tupy SA	23,300	111
	Unipar Carbocloro SA Preference Shares	12,712	92
*	Minerva SA	34,300	88
	Enauta Participacoes SA	25,600	84
	Guararapes Confeccoes SA	16,000	80
	Mahle-Metal Leve SA	12,100	74
	Wiz Solucoes e Corretagem de Seguros SA	27,200	74
	Instituto Hermes Pardini SA	12,400	72
	Alliar Medicos A Frente SA	14,900	67
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	18,538	61
*	Dommo Energia SA	34,380	57
2	Ser Educacional SA	9,347	56
	LOG Commercial Properties e Participacoes SA	6,968	44
*	Eneva SA	4,869	40
	Sinotrans Ltd. Class A	61,500	36
	Camil Alimentos SA	17,600	28
	Anima Holding SA	1,464	8
			155,124
Canada (3.0%)
	Royal Bank of Canada	458,845	37,011
	Toronto-Dominion Bank	586,248	33,476
	Enbridge Inc.	627,300	22,847
	Bank of Nova Scotia	391,179	22,435
	Canadian National Railway Co. (XTSE)	228,902	20,473
	Brookfield Asset Management Inc. Class A	281,547	15,568
	Bank of Montreal	203,040	15,030
	Suncor Energy Inc.	494,711	14,709
	TC Energy Corp.	289,807	14,608
	Canadian Imperial Bank of Commerce (XTSE)	139,175	11,868
	Manulife Financial Corp.	619,630	11,540
	Canadian Pacific Railway Ltd.	43,637	9,923
	Canadian Natural Resources Ltd.	368,694	9,296
	Nutrien Ltd.	179,165	8,571
	Sun Life Financial Inc.	185,409	8,318
	Alimentation Couche-Tard Inc. Class B	268,809	8,062
	Waste Connections Inc. (XTSE)	80,059	7,395
^	Constellation Software Inc.	6,208	6,131
*	CGI Inc.	73,860	5,741
	Barrick Gold Corp. (XTSE)	327,790	5,694
	Pembina Pipeline Corp.	157,933	5,560
	Fortis Inc.	133,500	5,546
	Franco-Nevada Corp.	56,882	5,519
	National Bank of Canada	102,417	5,289
	Rogers Communications Inc. Class B	112,206	5,283
	Magna International Inc.	90,895	4,887
	Restaurant Brands International Inc. (XTSE)	71,885	4,703
	Agnico Eagle Mines Ltd.	76,501	4,702
	Intact Financial Corp.	42,700	4,406
	BCE Inc.	92,365	4,382
	Thomson Reuters Corp.	62,595	4,206
	Wheaton Precious Metals Corp.	141,632	3,970
	Barrick Gold Corp. (XLON)	221,384	3,730
	Fairfax Financial Holdings Ltd.	8,140	3,449
	Dollarama Inc.	99,149	3,336
	Open Text Corp.	82,001	3,313
	Metro Inc.	76,218	3,223
^	Emera Inc.	76,211	3,155
	Loblaw Cos. Ltd.	58,072	3,097
	Shaw Communications Inc. Class B	145,738	2,974

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Kirkland Lake Gold Ltd.	60,577	2,845
	Cenovus Energy Inc.	324,203	2,762
*	Bausch Health Cos. Inc.	109,895	2,732
	Power Corp. of Canada	111,011	2,569
	Teck Resources Ltd. Class B	157,358	2,487
	TELUS Corp.	65,019	2,313
	Inter Pipeline Ltd.	133,700	2,244
	CAE Inc.	88,300	2,214
	Algonquin Power & Utilities Corp.	157,359	2,161
^	Canadian Apartment Properties REIT	50,723	2,112
	WSP Global Inc.	33,503	2,090
^	Canadian Tire Corp. Ltd. Class A	19,142	2,064
	Saputo Inc.	69,502	2,016
	Great-West Lifeco Inc.	82,819	2,014
	RioCan REIT	99,700	2,001
	CCL Industries Inc. Class B	48,500	1,996
*	Kinross Gold Corp.	393,876	1,914
	George Weston Ltd.	23,352	1,870
	First Quantum Minerals Ltd.	221,163	1,869
2	Hydro One Ltd.	99,501	1,850
	Imperial Oil Ltd.	73,620	1,833
	Power Financial Corp.	75,060	1,755
	Gildan Activewear Inc.	66,300	1,694
	iA Financial Corp. Inc.	34,040	1,639
	Parkland Fuel Corp.	48,540	1,612
	TMX Group Ltd.	18,364	1,605
	Keyera Corp.	69,142	1,603
^	H&R REIT	92,803	1,570
	Onex Corp.	26,300	1,546
*	Air Canada Class B	41,522	1,479
	Ritchie Bros Auctioneers Inc.	35,900	1,477
	Empire Co. Ltd.	54,529	1,448
^	Allied Properties REIT	34,787	1,415
	Toromont Industries Ltd.	25,512	1,317
^	AltaGas Ltd.	88,673	1,290
	Encana Corp. (XTSE)	325,753	1,276
	Cameco Corp.	136,600	1,220
	Element Fleet Management Corp.	143,200	1,218
*,^	Canopy Growth Corp.	59,000	1,179
	Canadian Utilities Ltd. Class A	39,764	1,160
	Yamana Gold Inc.	314,823	1,150
	Pan American Silver Corp.	67,125	1,140
*	B2Gold Corp.	322,593	1,134
	CI Financial Corp.	76,800	1,118
	Lundin Mining Corp.	216,784	1,095
^	SNC-Lavalin Group Inc.	59,196	1,070
*	Descartes Systems Group Inc.	26,676	1,038
	Methanex Corp.	25,700	974
*,^	Stars Group Inc.	44,698	973
	West Fraser Timber Co. Ltd.	20,806	962
*	Detour Gold Corp.	57,700	958
*,^	Aurora Cannabis Inc.	251,055	900
*,^	Cronos Group Inc.	109,897	899
	SmartCentres REIT	37,200	899
	Boyd Group Income Fund	6,440	898
	Finning International Inc.	51,600	879
*	Bombardier Inc. Class B	692,901	873
	FirstService Corp.	9,921	866
	TFI International Inc.	27,130	865
*	BlackBerry Ltd.	164,132	862
	Quebecor Inc. Class B	37,042	861
	Gibson Energy Inc.	48,358	843
	Atco Ltd.	23,600	830
	Choice Properties REIT	78,533	829

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*,^	Canada Goose Holdings Inc.	19,290	807
	Capital Power Corp.	33,317	799
	Colliers International Group Inc.	11,876	796
	Stantec Inc.	36,200	772
	Northland Power Inc.	37,545	750
	Granite REIT	15,100	748
	Tourmaline Oil Corp.	87,042	747
	IGM Financial Inc.	26,100	737
	Chartwell Retirement Residences	64,900	726
	Husky Energy Inc.	103,399	722
^	PrairieSky Royalty Ltd.	73,782	720
^	Dream Global REIT	56,000	709
	First Capital Realty Inc.	42,376	701
	Canadian Western Bank	26,900	681
	Crescent Point Energy Corp.	185,800	679
	Alamos Gold Inc. Class A	122,566	667
*	Parex Resources Inc.	48,843	662
*	Pretium Resources Inc.	61,929	624
	Premium Brands Holdings Corp.	9,366	618
*,^	First Majestic Silver Corp.	57,500	615
^	Cominar REIT	60,240	614
^	Vermilion Energy Inc.	45,869	606
	Cott Corp.	46,936	603
*	Great Canadian Gaming Corp.	18,900	598
	BRP Inc.	13,217	593
*	IAMGOLD Corp.	153,394	577
	Encana Corp. (XNYS)	146,553	576
*	SSR Mining Inc.	37,094	549
*	Centerra Gold Inc.	64,052	546
	OceanaGold Corp.	224,908	540
*	Ivanhoe Mines Ltd.	217,200	539
	Innergex Renewable Energy Inc.	43,100	538
*	NovaGold Resources Inc.	73,600	535
*	Shopify Inc. Class A (XTSE)	1,700	533
*	Seven Generations Energy Ltd. Class A	94,531	530
	TransAlta Corp.	86,660	512
*	Alacer Gold Corp.	103,367	512
*	Kinaxis Inc.	7,877	503
	Osisko Gold Royalties Ltd.	50,547	497
	Stella-Jones Inc.	17,932	497
^	ARC Resources Ltd.	114,100	483
	Norbord Inc.	16,172	467
	Linamar Corp.	14,300	466
^	Laurentian Bank of Canada	13,015	448
	Maple Leaf Foods Inc.	25,190	439
	Enerplus Corp.	72,770	439
^	Genworth MI Canada Inc.	10,500	424
*,^	Home Capital Group Inc. Class B	20,552	423
	Eldorado Gold Corp.	50,101	422
	NFI Group Inc.	19,177	422
*	Endeavour Mining Corp.	23,000	416
	Artis REIT	43,300	408
*	Torex Gold Resources Inc.	27,758	406
^	Superior Plus Corp.	44,353	400
	WestJet Airlines Ltd.	16,200	377
^	Whitecap Resources Inc.	134,159	374
*	SEMAFO Inc.	112,000	361
	North West Co. Inc.	16,800	359
	Enghouse Systems Ltd.	12,000	350
	Cineplex Inc.	20,300	346
^	Boardwalk REIT	10,400	345
	TransAlta Renewables Inc.	31,300	337
	Winpak Ltd.	9,500	336
	Dream Office REIT	15,117	336

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*,^	Aphria Inc.	66,140	331
	Northview Apartment REIT	14,863	326
*	ATS Automation Tooling Systems Inc.	23,300	316
*	Celestica Inc.	40,101	290
	Hudbay Minerals Inc.	79,265	288
*	MEG Energy Corp.	74,719	287
	Pason Systems Inc.	26,654	286
	Russel Metals Inc.	16,400	269
	Westshore Terminals Investment Corp.	14,700	255
	ECN Capital Corp.	75,845	251
	Corus Entertainment Inc. Class B	64,001	246
	Aecon Group Inc.	17,600	243
	Cogeco Communications Inc.	2,800	242
	Martinrea International Inc.	29,300	239
*	Canfor Corp.	19,600	237
	Hudson’s Bay Co.	30,822	234
	Transcontinental Inc. Class A	19,900	227
	Enerflex Ltd.	27,305	214
	Cascades Inc.	21,000	199
	ShawCor Ltd.	19,700	198
	Mullen Group Ltd.	26,731	166
*	Baytex Energy Corp.	147,813	165
	First National Financial Corp.	4,600	150
*	Lightspeed POS Inc.	5,573	145
*	Turquoise Hill Resources Ltd.	319,209	131
	Secure Energy Services Inc.	40,536	131
*	Precision Drilling Corp.	112,900	120
	Canadian Imperial Bank of Commerce (XNYS)	1,229	105
*	Kelt Exploration Ltd.	47,151	103
	Birchcliff Energy Ltd.	57,420	88
	Morguard REIT	9,540	83
	Just Energy Group Inc.	34,800	81
*,^	Paramount Resources Ltd. Class A	19,353	76
*	Gran Tierra Energy Inc. (XTSE)	58,134	62
^	TORC Oil & Gas Ltd.	18,552	47
	Dorel Industries Inc. Class B	9,718	37
*,§	Tahoe Resources Inc. CVR Exp. 02/26/2028	87,681	34
*	Bombardier Inc. Class A	3,400	4
			511,569
Chile (0.1%)
	Banco de Chile	14,236,357	1,832
	Enel Americas SA	9,770,592	1,830
	Empresas COPEC SA	154,464	1,383
	SACI Falabella	226,476	1,152
	Latam Airlines Group SA	100,789	1,115
	Empresas CMPC SA	362,835	829
	Banco Santander Chile	12,447,379	770
	Banco de Credito e Inversiones SA	13,753	765
	Cencosud SA	409,838	556
	Parque Arauco SA	209,058	550
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	17,998	480
	Cia Cervecerias Unidas SA	45,662	455
	Banco Santander Chile ADR	18,759	455
	Colbun SA	2,609,925	451
	Enel Chile SA	4,921,198	405
	Aguas Andinas SA Class A	846,239	388
	Sociedad Quimica y Minera de Chile SA ADR	13,980	380
	Itau CorpBanca	61,154,961	370
	Enel Americas SA ADR	37,041	354
*	Empresa Nacional de Telecomunicaciones SA	39,628	310
	Enel Chile SA ADR	65,984	274
	Engie Energia Chile SA	169,857	252
	Vina Concha y Toro SA	121,838	225
*	Cia Sud Americana de Vapores SA	6,248,773	205

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Inversiones Aguas Metropolitanas SA	170,403	203
	CAP SA	25,734	189
	Embotelladora Andina SA Preference Shares	61,493	177
	AES Gener SA	823,686	176
	SONDA SA	162,965	175
	SMU SA	719,143	139
	Ripley Corp. SA	238,372	137
	Inversiones La Construccion SA	9,475	115
	Plaza SA	42,139	89
	Salfacorp SA	101,820	86
	Forus SA	34,712	63
	Empresas Tricot SA	54,758	51
			17,386
China (3.5%)
*	Alibaba Group Holding Ltd. ADR	452,725	79,983
	Tencent Holdings Ltd.	1,801,467	73,073
	China Construction Bank Corp.	29,177,026	23,379
	Ping An Insurance Group Co. of China Ltd.	1,704,466	19,673
	Industrial & Commercial Bank of China Ltd.	24,451,245	17,517
	China Mobile Ltd.	1,656,657	13,463
*	Meituan Dianping Class B	1,061,760	12,665
	Bank of China Ltd.	23,419,410	9,550
*	Baidu Inc. ADR	87,145	8,876
*	JD.com Inc. ADR	251,335	7,829
	CNOOC Ltd.	4,976,063	7,406
	NetEase Inc. ADR	22,474	6,424
	China Life Insurance Co. Ltd. (XHKG)	2,266,271	5,828
	China Merchants Bank Co. Ltd.	1,151,898	5,494
*	New Oriental Education & Technology Group Inc. ADR	43,364	5,293
*	TAL Education Group ADR	107,696	4,610
*	Ctrip.com International Ltd. ADR	132,034	4,356
	China Petroleum & Chemical Corp.	7,475,337	4,252
	Kweichow Moutai Co. Ltd. Class A	22,746	3,809
	Agricultural Bank of China Ltd.	9,235,500	3,800
	China Overseas Land & Investment Ltd.	1,178,480	3,719
	ANTA Sports Products Ltd.	380,000	3,717
	CSPC Pharmaceutical Group Ltd.	1,436,000	3,678
	China Resources Land Ltd.	809,909	3,444
	Sunny Optical Technology Group Co. Ltd.	207,200	3,331
*,2	Xiaomi Corp. Class B	2,900,893	3,287
	China Pacific Insurance Group Co. Ltd.	901,800	3,272
2	China Tower Corp. Ltd.	14,848,576	3,268
	Country Garden Holdings Co. Ltd.	2,340,230	3,249
	Sunac China Holdings Ltd.	705,900	3,202
	Shenzhou International Group Holdings Ltd.	228,491	3,157
	PetroChina Co. Ltd.	6,344,000	3,094
	Geely Automobile Holdings Ltd.	1,615,000	3,056
	Sino Biopharmaceutical Ltd.	2,028,500	3,020
	China Gas Holdings Ltd.	696,000	2,965
	Ping An Insurance Group Co. of China Ltd. Class A	236,000	2,948
	PICC Property & Casualty Co. Ltd.	2,210,330	2,797
	ENN Energy Holdings Ltd.	240,518	2,744
	China Resources Beer Holdings Co. Ltd.	518,681	2,659
	Anhui Conch Cement Co. Ltd.	393,000	2,349
	China Shenhua Energy Co. Ltd.	1,156,000	2,348
*,2	Wuxi Biologics Cayman Inc.	197,626	2,322
	ZTO Express Cayman Inc. ADR	104,195	2,292
2	Longfor Group Holdings Ltd.	535,000	2,220
	China Vanke Co. Ltd.	587,789	2,143
	China Conch Venture Holdings Ltd.	532,998	2,086
	CITIC Ltd.	1,562,000	2,055
	Guangdong Investment Ltd.	930,000	2,013
2	Postal Savings Bank of China Co. Ltd.	3,083,000	1,977
	China Unicom Hong Kong Ltd.	1,931,574	1,902

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	China Telecom Corp. Ltd.	4,414,034	1,878
	Li Ning Co. Ltd.	548,249	1,859
	Industrial & Commercial Bank of China Ltd. Class A	2,149,385	1,804
	Agricultural Bank of China Ltd. Class A	3,371,400	1,743
	China Merchants Bank Co. Ltd. Class A	342,000	1,724
*	China Evergrande Group	708,000	1,723
*	58.com Inc. ADR	32,543	1,719
	China CITIC Bank Corp. Ltd.	2,896,525	1,679
	China Resources Gas Group Ltd.	272,000	1,640
	Bank of Communications Co. Ltd.	2,393,058	1,634
	Hengan International Group Co. Ltd.	233,230	1,628
*	Vipshop Holdings Ltd. ADR	139,400	1,609
*	BeiGene Ltd. ADR	11,158	1,544
*,^	Autohome Inc. ADR	17,653	1,493
	China Minsheng Banking Corp. Ltd.	2,085,512	1,459
	Bank of China Ltd. Class A	2,733,700	1,437
	CITIC Securities Co. Ltd.	778,000	1,427
	Country Garden Services Holdings Co. Ltd.	421,141	1,427
*	Pinduoduo Inc. ADR	34,138	1,396
	Sinopharm Group Co. Ltd.	388,800	1,392
	Jiangsu Hengrui Medicine Co. Ltd. Class A	107,298	1,384
	Shimao Property Holdings Ltd.	404,000	1,353
	Huazhu Group Ltd. ADR	35,100	1,329
	Wuliangye Yibin Co. Ltd. Class A	70,700	1,323
	China Jinmao Holdings Group Ltd.	1,950,000	1,296
*	Alibaba Health Information Technology Ltd.	1,246,000	1,254
	Haitong Securities Co. Ltd.	1,167,539	1,192
2	People’s Insurance Co. Group of China Ltd.	2,787,000	1,174
	New China Life Insurance Co. Ltd.	302,101	1,173
	China Communications Construction Co. Ltd.	1,516,875	1,155
^	BYD Co. Ltd.	245,460	1,151
	Haier Electronics Group Co. Ltd.	396,000	1,131
	Yihai International Holding Ltd.	161,000	1,095
	Momo Inc. ADR	32,546	1,091
	China National Building Material Co. Ltd.	1,290,750	1,088
	Guangzhou Automobile Group Co. Ltd.	1,071,399	1,070
	Brilliance China Automotive Holdings Ltd.	960,000	1,059
	China Taiping Insurance Holdings Co. Ltd.	461,659	1,038
*,2	Innovent Biologics Inc.	338,441	1,031
	Dongfeng Motor Group Co. Ltd.	1,004,000	1,007
	Weichai Power Co. Ltd.	613,400	966
*	YY Inc. ADR	16,927	962
*	China Biologic Products Holdings Inc.	8,400	958
	Fosun International Ltd.	713,964	934
	China Everbright International Ltd.	1,212,777	917
	CRRC Corp. Ltd.	1,366,800	914
2	CGN Power Co. Ltd.	3,515,832	913
*	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	35,988	909
	Kunlun Energy Co. Ltd.	954,000	888
	Beijing Enterprises Water Group Ltd.	1,687,015	879
2	Huatai Securities Co. Ltd.	589,964	877
	Shandong Weigao Group Medical Polymer Co. Ltd.	756,000	868
*	Weibo Corp. ADR	17,493	860
	Shanghai Pudong Development Bank Co. Ltd. Class A	470,386	835
*	SINA Corp.	21,074	835
	China Construction Bank Corp. Class A	801,200	830
	Kingdee International Software Group Co. Ltd.	746,000	817
	China Resources Power Holdings Co. Ltd.	639,400	804
	Gree Electric Appliances Inc. of Zhuhai Class A	95,600	798
	China Life Insurance Co. Ltd. Class A	167,872	797
	TravelSky Technology Ltd.	341,000	777
	Great Wall Motor Co. Ltd.	959,058	777
	CIFI Holdings Group Co. Ltd.	1,162,000	775
	Beijing Enterprises Holdings Ltd.	163,000	767

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	China Oilfield Services Ltd.	542,000	755
	China Resources Cement Holdings Ltd.	682,000	747
*	ZTE Corp.	266,814	744
	Industrial Bank Co. Ltd. Class A	277,900	739
	China Petroleum & Chemical Corp. Class A	1,053,200	733
	China Railway Group Ltd.	1,206,000	727
*,2	3SBio Inc.	382,000	712
*	Alibaba Pictures Group Ltd.	4,310,000	707
	Zijin Mining Group Co. Ltd.	2,029,301	703
	Aier Eye Hospital Group Co. Ltd. Class A	124,694	700
	Daqin Railway Co. Ltd. Class A	644,900	699
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	44,000	698
	China Yangtze Power Co. Ltd. Class A	271,994	690
*,^	iQIYI Inc. ADR	39,340	686
	Tsingtao Brewery Co. Ltd.	116,322	674
	China Railway Construction Corp. Ltd.	608,626	666
	Zhuzhou CRRC Times Electric Co. Ltd.	178,309	662
2	China International Capital Corp. Ltd.	362,000	660
2	China Galaxy Securities Co. Ltd.	1,294,500	660
	Agile Group Holdings Ltd.	481,500	649
	Huaneng Power International Inc.	1,358,000	645
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A	140,700	645
	Zhongsheng Group Holdings Ltd.	193,500	641
*	Genscript Biotech Corp.	266,000	637
*	GDS Holdings Ltd. ADR	15,030	626
	Yanzhou Coal Mining Co. Ltd.	616,000	625
*	Kingsoft Corp. Ltd.	270,000	621
	Far East Horizon Ltd.	654,000	619
	China Cinda Asset Management Co. Ltd.	2,974,000	617
	China Minsheng Banking Corp. Ltd. Class A	702,300	613
	China Merchants Port Holdings Co. Ltd.	392,000	613
^	Future Land Development Holdings Ltd.	572,000	603
	Kingboard Holdings Ltd.	225,840	602
	China Longyuan Power Group Corp. Ltd.	1,114,000	602
	Huaneng Renewables Corp. Ltd.	1,570,000	599
	Shanghai Jinjiang International Travel Co. Ltd. Class B	378,894	595
2	Haidilao International Holding Ltd.	119,000	576
*	GF Securities Co. Ltd.	546,200	569
*	51job Inc. ADR	7,198	567
	China State Construction Engineering Corp. Ltd. Class A	761,300	567
	Bank of Communications Co. Ltd. Class A	710,100	566
	Shenzhen International Holdings Ltd.	275,000	559
	China Communications Services Corp. Ltd.	886,000	547
	China State Construction International Holdings Ltd.	591,750	545
	Anhui Conch Cement Co. Ltd. Class A	90,800	544
	Jiangxi Copper Co. Ltd.	461,000	540
	Yangzijiang Shipbuilding Holdings Ltd.	766,936	537
	WuXi AppTec Co. Ltd. Class A	40,189	537
	Beijing Capital International Airport Co. Ltd.	560,000	530
	Ping An Bank Co. Ltd. Class A	229,700	530
2	China Huarong Asset Management Co. Ltd.	3,592,000	530
	China Medical System Holdings Ltd.	385,000	522
	COSCO SHIPPING Ports Ltd.	654,000	514
	Luxshare Precision Industry Co. Ltd. Class A	113,340	511
	Shanghai Pharmaceuticals Holding Co. Ltd.	281,900	509
	Guangzhou R&F Properties Co. Ltd.	325,000	504
*,^	ArtGo Holdings Ltd.	710,000	499
*	Tencent Music Entertainment Group ADR	36,023	499
	Muyuan Foodstuff Co. Ltd. Class A	35,499	496
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	174,639	493
	LONGi Green Energy Technology Co. Ltd. Class A	149,689	485
	China Aoyuan Group Ltd.	379,000	484
	China Hongqiao Group Ltd.	864,000	480
	Air China Ltd.	540,000	477

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
2	China Resources Pharmaceutical Group Ltd.	513,000	474
	China International Travel Service Corp. Ltd. Class A	36,597	470
	Logan Property Holdings Co. Ltd.	306,000	466
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	112,700	464
2	BAIC Motor Corp. Ltd.	735,900	456
	Yuexiu Property Co. Ltd.	2,063,207	454
	Luzhou Laojiao Co. Ltd. Class A	36,700	454
	China Vanke Co. Ltd. Class A	120,500	454
	Chongqing Water Group Co. Ltd. Class A	545,845	453
	SSY Group Ltd.	534,336	446
2	Dali Foods Group Co. Ltd.	642,500	439
	Times China Holdings Ltd.	246,000	439
	Jiangsu Expressway Co. Ltd.	328,000	436
2	Luye Pharma Group Ltd.	585,000	432
	SAIC Motor Corp. Ltd. Class A	129,399	432
	Nine Dragons Paper Holdings Ltd.	494,000	429
2	Guotai Junan Securities Co. Ltd.	277,800	425
^	BYD Electronic International Co. Ltd.	247,000	424
*	Zai Lab Ltd. ADR	12,400	419
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	380,411	419
	Bosideng International Holdings Ltd.	808,000	418
	Haitian International Holdings Ltd.	177,000	418
	China Everbright Bank Co. Ltd.	899,000	414
	Chongqing Rural Commercial Bank Co. Ltd.	766,000	409
*,2	Tongcheng-Elong Holdings Ltd.	248,800	405
	Shanghai Baosight Software Co. Ltd. Class B	224,172	405
	China Lesso Group Holdings Ltd.	390,000	403
	CITIC Securities Co. Ltd. Class A	130,400	401
	Poly Developments and Holdings Group Co. Ltd. Class A	196,299	401
	China Southern Airlines Co. Ltd.	652,000	401
2	Fuyao Glass Industry Group Co. Ltd.	140,000	396
2	WuXi AppTec Co. Ltd.	32,700	394
	KWG Group Holdings Ltd.	391,000	394
	Yealink Network Technology Corp. Ltd. Class A	38,287	394
^	China Molybdenum Co. Ltd.	1,242,000	391
	Shanghai International Airport Co. Ltd. Class A	35,900	389
	Zhejiang Expressway Co. Ltd.	474,000	388
*,^,2	ZhongAn Online P&C Insurance Co. Ltd.	115,556	385
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	29,900	378
2	Legend Holdings Corp.	171,200	376
*,^	GOME Retail Holdings Ltd.	4,110,720	372
	AviChina Industry & Technology Co. Ltd.	782,000	369
^	Zhaojin Mining Industry Co. Ltd.	329,500	369
	China Reinsurance Group Corp.	2,218,000	362
	China United Network Communications Ltd. Class A	414,601	361
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	135,000	359
*	China First Capital Group Ltd.	1,256,000	357
	China Everbright Ltd.	240,000	356
	China Everbright Bank Co. Ltd. Class A	574,000	354
	Anhui Gujing Distillery Co. Ltd. Class B	46,400	353
	China Merchants Securities Co. Ltd. Class A	150,398	351
	Hundsun Technologies Inc. Class A	32,200	348
	Shenzhen Investment Ltd.	875,953	345
	China Traditional Chinese Medicine Holdings Co. Ltd.	772,000	345
*	Aluminum Corp. of China Ltd.	1,161,331	344
	Xinjiang Goldwind Science & Technology Co. Ltd.	284,765	340
	Sino-Ocean Group Holding Ltd.	922,500	339
	Shenwan Hongyuan Group Co. Ltd. Class A	488,600	332
2	China Merchants Securities Co. Ltd.	293,200	332
	China Overseas Property Holdings Ltd.	542,493	331
2	China Railway Signal & Communication Corp. Ltd.	548,500	327
	Sinotruk Hong Kong Ltd.	215,500	326
	Fanhua Inc. ADR	12,865	324
*,^,2	Ping An Healthcare and Technology Co. Ltd.	47,000	321

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
2	A-Living Services Co. Ltd.	104,500	316
	Centre Testing International Group Co. Ltd. Class A	158,500	315
*	BEST Inc. ADR	55,190	315
*,^	Baozun Inc. ADR	7,200	313
	Haitong Securities Co. Ltd. Class A	154,100	308
	Sinopec Shanghai Petrochemical Co. Ltd.	1,102,000	304
2	Sinopec Engineering Group Co. Ltd.	532,135	304
	Kingboard Laminates Holdings Ltd.	329,858	302
	Shenzhen Expressway Co. Ltd.	224,000	300
*	ZTE Corp. Class A	62,998	298
	Yuzhou Properties Co. Ltd.	691,122	292
	Yuexiu REIT	438,940	292
	China Power International Development Ltd.	1,395,851	291
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	20,195	289
	China CITIC Bank Corp. Ltd. Class A	329,700	287
*	Canadian Solar Inc.	16,800	287
^,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd.	46,400	285
	Guotai Junan Securities Co. Ltd. Class A	117,200	284
	Inner Mongolia Yitai Coal Co. Ltd. Class B	324,004	283
	Henan Shuanghui Investment & Development Co. Ltd. Class A	66,078	280
	Ausnutria Dairy Corp. Ltd.	187,000	279
^	China Grand Pharmaceutical and Healthcare Holdings Ltd.	486,080	279
	Kaisa Group Holdings Ltd.	633,000	277
	Bank of Ningbo Co. Ltd. Class A	71,900	276
	360 Security Technology Inc. Class A	85,298	274
	CRRC Corp. Ltd. Class A	267,200	273
*	SF Holding Co. Ltd. Class A	48,198	271
	Wanhua Chemical Group Co. Ltd. Class A	41,900	271
*,^,2	China Literature Ltd.	69,000	270
	Venustech Group Inc. Class A	57,300	269
	Yunnan Baiyao Group Co. Ltd. Class A	21,700	267
^	China Oriental Group Co. Ltd.	754,000	263
^	COSCO SHIPPING Energy Transportation Co. Ltd.	600,000	258
	Tong Ren Tang Technologies Co. Ltd.	259,000	258
2	Hua Hong Semiconductor Ltd.	127,000	255
	Yonyou Network Technology Co. Ltd. Class A	60,798	255
*	COSCO SHIPPING Holdings Co. Ltd.	680,000	254
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	80,000	253
	Bank of Shanghai Co. Ltd. Class A	190,037	252
^	Chinasoft International Ltd.	576,000	248
*	China Eastern Airlines Corp. Ltd.	492,000	245
*	21Vianet Group Inc. ADR	28,804	244
	Changchun High & New Technology Industry Group Inc. Class A	3,773	244
2	Qingdao Port International Co. Ltd.	425,000	244
	BBMG Corp.	844,000	242
	Hangzhou First Applied Material Co. Ltd. Class A	42,100	241
	Xtep International Holdings Ltd.	414,000	240
2	Fu Shou Yuan International Group Ltd.	272,000	240
	China Overseas Grand Oceans Group Ltd.	462,500	239
2	China Yuhua Education Corp. Ltd.	412,000	236
	Greentown Service Group Co. Ltd.	208,000	236
	Powerlong Real Estate Holdings Ltd.	356,000	236
2	CSC Financial Co. Ltd.	340,000	236
	Huaxin Cement Co. Ltd. Class B	128,100	233
	BOE Technology Group Co. Ltd. Class A	457,900	232
	China Coal Energy Co. Ltd.	581,000	232
	China Agri-Industries Holdings Ltd.	702,800	232
*,2	Shandong Gold Mining Co. Ltd.	97,750	231
	Lao Feng Xiang Co. Ltd. Class B	69,800	231
	China Shipbuilding Industry Co. Ltd. Class A	306,000	230
*	Bilibili Inc. ADR	14,376	227
	China Yongda Automobiles Services Holdings Ltd.	267,000	227
	China Water Affairs Group Ltd.	296,000	226
*	Jafron Biomedical Co. Ltd. Class A	22,600	225

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	AECC Aviation Power Co. Ltd. Class A	74,800	225
	New Hope Liuhe Co. Ltd. Class A	71,600	224
	Fufeng Group Ltd.	481,000	222
	Livzon Pharmaceutical Group Inc.	75,706	221
	Lee & Man Paper Manufacturing Ltd.	397,000	221
	Huatai Securities Co. Ltd. Class A	88,800	220
	China Education Group Holdings Ltd.	145,000	217
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	83,000	215
	China Oilfield Services Ltd. Class A	102,825	215
	Sany Heavy Industry Co. Ltd. Class A	111,846	214
	Shanghai Industrial Holdings Ltd.	114,000	212
	Shanghai Electric Group Co. Ltd.	690,000	211
*	Sangfor Technologies Inc. Class A	11,900	209
*	HUYA Inc. ADR	9,418	209
^	Greentown China Holdings Ltd.	226,879	209
^	Maanshan Iron & Steel Co. Ltd.	552,000	209
	Wens Foodstuffs Group Co. Ltd.	36,300	207
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	16,707	205
	Guangdong Haid Group Co. Ltd. Class A	42,477	205
	Poly Property Group Co. Ltd.	567,000	205
	Zoomlion Heavy Industry Science and Technology Co. (XSHG)	278,180	204
	Ronshine China Holdings Ltd.	182,500	204
	Jiangxi Bank Co. Ltd.	347,500	203
	Skyworth Group Ltd.	776,000	201
	Baoshan Iron & Steel Co. Ltd. Class A	240,400	198
	Shenzhen Goodix Technology Co. Ltd. Class A	7,542	195
	Chongqing Zhifei Biological Products Co. Ltd. Class A	28,200	195
	China SCE Group Holdings Ltd.	424,000	194
	NARI Technology Co. Ltd. Class A	61,700	192
	Huadian Power International Corp. Ltd.	510,000	191
	Health & Happiness H&H International Holdings Ltd.	48,236	191
	Yuexiu Transport Infrastructure Ltd.	206,000	190
	East Money Information Co. Ltd. Class A	89,800	190
	Iflytek Co. Ltd. Class A	40,400	190
	Zhongyu Gas Holdings Ltd.	196,000	190
	Sany Heavy Equipment International Holdings Co. Ltd.	356,000	187
	Suning.com Co. Ltd. Class A	124,200	186
	Haier Smart Home Co. Ltd. Class A	81,299	185
	China Zhongwang Holdings Ltd.	442,800	184
	Guangzhou Haige Communications Group Inc. Co. Class A	134,100	183
*	GCL System Integration Technology Co. Ltd. Class A	197,700	180
	Zhenro Properties Group Ltd.	265,000	179
	China Railway Construction Corp. Ltd. Class A	132,300	176
*	Bitauto Holdings Ltd. ADR	11,600	176
	Greatview Aseptic Packaging Co. Ltd.	347,000	175
	Greenland Holdings Corp. Ltd. Class A	180,300	175
	NetDragon Websoft Holdings Ltd.	76,000	174
*	Will Semiconductor Ltd. Class A	11,100	173
	Yanlord Land Group Ltd.	194,600	173
*	Foxconn Industrial Internet Co. Ltd. Class A	77,900	170
	China Suntien Green Energy Corp. Ltd.	581,000	169
	G-bits Network Technology Xiamen Co. Ltd. Class A	4,400	168
	Shandong Gold Mining Co. Ltd. Class A	36,841	167
	Metallurgical Corp. of China Ltd.	786,000	166
^	China Maple Leaf Educational Systems Ltd.	528,000	166
	Sinotrans Ltd.	563,000	166
*	Visionox Technology Inc. Class A	78,198	166
2	Orient Securities Co. Ltd.	296,000	165
*	Topchoice Medical Investment Corp. Class A	11,695	165
*	AVIC Shenyang Aircraft Co. Ltd. Class A	39,397	164
*,2	Shanghai Junshi Biosciences Co. Ltd.	46,000	164
*,2	China Logistics Property Holdings Co. Ltd.	422,000	164
^	Angang Steel Co. Ltd.	484,800	162
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	82,633	161

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Hualan Biological Engineering Inc. Class A	31,443	161
	SOHO China Ltd.	464,500	159
2	Midea Real Estate Holding Ltd.	63,400	158
	Lonking Holdings Ltd.	563,000	156
^	Oshidori International Holdings Ltd.	1,288,800	156
	Datang International Power Generation Co. Ltd.	788,000	155
	Digital China Holdings Ltd.	297,499	155
*,2	Yixin Group Ltd.	645,500	154
	China Fortune Land Development Co. Ltd. Class A	37,867	154
^,2	Redco Properties Group Ltd.	238,000	154
	Dongyue Group Ltd.	326,000	153
	Huadian Fuxin Energy Corp. Ltd.	788,000	153
	CSG Holding Co. Ltd. Class B	516,606	152
	Huaxia Bank Co. Ltd. Class A	142,000	151
	Shandong Chenming Paper Holdings Ltd.	360,750	150
	Focus Media Information Technology Co. Ltd. Class A	176,400	150
	Vinda International Holdings Ltd.	79,599	150
*,^	CAR Inc.	183,117	149
*	JinkoSolar Holding Co. Ltd. ADR	10,276	148
*	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	12,197	148
*	GCL-Poly Energy Holdings Ltd.	3,669,800	147
*	Tianli Education International Holdings Ltd.	339,000	147
*	Ovctek China Inc. Class A	20,200	147
	Tianneng Power International Ltd.	224,000	146
	Sihuan Pharmaceutical Holdings Group Ltd.	1,108,000	145
*	Guangdong LY Intelligent Manufacturing Co. Ltd. Class A	100,300	145
	Seazen Holdings Co. Ltd. Class A	32,000	145
	China Shineway Pharmaceutical Group Ltd.	150,000	144
	Bank of Beijing Co. Ltd. Class A	183,400	144
	TCL Electronics Holdings Ltd.	304,333	144
*,^,2	CStone Pharmaceuticals	107,500	144
	Huayu Automotive Systems Co. Ltd. Class A	40,400	144
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	9,298	143
	INESA Intelligent Tech Inc. Class B	227,500	143
*	Qudian Inc. ADR	20,600	143
*,^	Kasen International Holdings Ltd.	230,000	142
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	76,815	141
	Beijing Capital Land Ltd.	418,000	140
	Tongwei Co. Ltd. Class A	77,600	140
	Jiayuan International Group Ltd.	348,000	139
	Bank of Nanjing Co. Ltd. Class A	113,600	139
	Hopson Development Holdings Ltd.	144,000	139
	Jiangsu Expressway Co. Ltd. Class A	93,500	139
2	Genertec Universal Medical Group Co. Ltd.	202,500	138
2	Zhou Hei Ya International Holdings Co. Ltd.	274,000	138
*	Hi Sun Technology China Ltd.	792,000	137
	Hithink RoyalFlush Information Network Co. Ltd. Class A	9,953	137
*,^	Qutoutiao Inc. ADR	32,873	137
	Founder Securities Co. Ltd. Class A	143,000	137
	China BlueChemical Ltd.	556,000	135
	China Tian Lun Gas Holdings Ltd.	142,500	135
	Tsingtao Brewery Co. Ltd. Class A	20,100	134
	Hangzhou Tigermed Consulting Co. Ltd. Class A	13,750	133
	Yonghui Superstores Co. Ltd. Class A	112,400	133
	China International Marine Containers Group Co. Ltd.	150,600	132
	Skyfame Realty Holdings Ltd.	942,000	132
	Chongqing Changan Automobile Co. Ltd. Class B	320,062	132
	Guosen Securities Co. Ltd. Class A	75,255	131
^	Hisense Home Appliances Group Co. Ltd.	141,000	130
*	Mango Excellent Media Co. Ltd. Class A	33,826	130
2	Red Star Macalline Group Corp. Ltd.	160,414	129
	AVIC Aircraft Co. Ltd. Class A	60,300	128
*,2	Meitu Inc.	578,500	128
	Zoomlion Heavy Industry Science and Technology Co. (XSEC)	154,100	128

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	China Shenhua Energy Co. Ltd. Class A	48,800	128
	China ZhengTong Auto Services Holdings Ltd.	423,500	127
*,^,2	China Metal Resources Utilization Ltd.	320,000	127
	Tiangong International Co. Ltd.	354,000	126
	Sinopec Kantons Holdings Ltd.	308,000	126
	Fuyao Glass Industry Group Co. Ltd. Class A	41,500	125
	E-House China Enterprise Holdings Ltd.	108,900	125
^	Shougang Concord International Enterprises Co. Ltd.	2,644,000	125
	Glodon Co. Ltd. Class A	27,400	124
	NSFOCUS Information Technology Co. Ltd. Class A	44,497	123
	Concord New Energy Group Ltd.	2,440,000	123
*	Q Technology Group Co. Ltd.	92,000	122
	Jinchuan Group International Resources Co. Ltd.	1,512,000	121
*	Leyou Technologies Holdings Ltd.	365,000	121
	GRG Banking Equipment Co. Ltd. Class A	89,597	120
*,§	SMI Holdings Group Ltd.	402,400	120
	Comba Telecom Systems Holdings Ltd.	522,039	120
	Aisino Corp. Class A	40,900	120
	LVGEM China Real Estate Investment Co. Ltd.	332,000	119
	Dazhong Transportation Group Co. Ltd. Class B	264,350	119
	Yunda Holding Co. Ltd. Class A	25,497	119
	China TransInfo Technology Co. Ltd. Class A	47,700	118
	DHC Software Co. Ltd. Class A	115,369	117
	Shaanxi Coal Industry Co. Ltd. Class A	98,000	117
	Orient Securities Co. Ltd. Class A	81,400	116
	Hengli Petrochemical Co. Ltd. Class A	50,000	114
	Shanghai International Port Group Co. Ltd. Class A	138,700	114
	China National Software & Service Co. Ltd. Class A	11,600	113
*	Lifetech Scientific Corp.	667,998	113
^	CPMC Holdings Ltd.	278,000	111
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	109,700	110
*,2	Maoyan Entertainment	75,600	109
*	Sohu.com Ltd. ADR	10,600	109
*	PCI-Suntek Technology Co. Ltd. Class A	80,000	108
	Guangshen Railway Co. Ltd.	336,000	107
	Consun Pharmaceutical Group Ltd.	178,000	107
*	Daqo New Energy Corp. ADR	2,800	106
	China Resources Medical Holdings Co. Ltd.	182,090	104
*	Zhuguang Holdings Group Co. Ltd.	762,000	104
	Beijing Tiantan Biological Products Corp. Ltd. Class A	27,283	104
	Weichai Power Co. Ltd. Class A	63,300	104
	GoerTek Inc. Class A	39,300	104
*	Autobio Diagnostics Co. Ltd. Class A	7,200	103
*	Tianfeng Securities Co. Ltd. Class A	118,688	103
*,§	China Huiyuan Juice Group Ltd.	398,000	103
	China Pacific Insurance Group Co. Ltd. Class A	20,900	102
2	Shanghai Haohai Biological Technology Co. Ltd.	17,700	102
	WUS Printed Circuit Kunshan Co. Ltd. Class A	32,800	101
*,^	Shanghai Fudan Microelectronics Group Co. Ltd.	132,000	100
*	Noah Holdings Ltd. ADR	3,293	100
	CIMC Enric Holdings Ltd.	184,000	100
	CSC Financial Co. Ltd. Class A	31,100	98
	Bank of Chongqing Co. Ltd.	166,000	97
	Shengyi Technology Co. Ltd. Class A	30,400	97
	O-Net Technologies Group Ltd.	168,000	95
	SDIC Power Holdings Co. Ltd. Class A	80,200	95
	Guangdong Provincial Expressway Development Co. Ltd. Class B	129,300	95
	CMBC Capital Holdings Ltd.	5,250,000	95
*	Shenzhen Anche Technologies Co. Ltd. Class A	14,300	95
*	Eve Energy Co. Ltd. Class A	18,100	95
	Greenland Hong Kong Holdings Ltd.	275,000	95
	Eastern Communications Co. Ltd. Class B	175,800	94
	BOE Technology Group Co. Ltd. Class B	288,800	93
*	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	15,300	91

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	China South City Holdings Ltd.	778,000	90
	JNBY Design Ltd.	63,000	90
	Xinhua Winshare Publishing and Media Co. Ltd.	126,000	89
	COSCO SHIPPING Development Co. Ltd.	793,000	89
	Walvax Biotechnology Co. Ltd. Class A	20,700	89
	Guangzhou Baiyun International Airport Co. Ltd. Class A	33,900	88
	China Greatwall Technology Group Co. Ltd. Class A	42,700	88
*	PPDAI Group Inc. ADR	31,345	88
^	Chaowei Power Holdings Ltd.	240,000	87
*	Shennan Circuits Co. Ltd. Class A	4,100	87
*	Sinopec Oilfield Service Corp.	806,000	86
*	Shenzhen Sunway Communication Co. Ltd. Class A	14,900	85
	Shanghai Haixin Group Co. Class B	210,800	85
	Shanghai Diesel Engine Co. Ltd. Class B	174,800	85
*	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	13,000	85
	West China Cement Ltd.	530,000	85
*	Avary Holding Shenzhen Co. Ltd. Class A	13,300	83
2	China Everbright Greentech Ltd.	149,000	83
*	Asymchem Laboratories Tianjin Co. Ltd. Class A	4,500	82
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	138,200	82
	China Spacesat Co. Ltd. Class A	27,400	81
	Shanghai Electric Group Co. Ltd. Class A	117,100	81
*	COSCO Shipping International Singapore Co. Ltd.	379,700	81
	Zhejiang Supor Co. Ltd. Class A	7,595	81
	CITIC Resources Holdings Ltd.	1,238,000	80
*	GF Securities Co. Ltd. Class A	41,300	80
	Texhong Textile Group Ltd.	79,500	80
*	CSSC Offshore and Marine Engineering Group Co. Ltd.	106,000	80
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	76,394	80
*,^	NIO Inc. ADR	55,000	80
	Beijing E-Hualu Information Technology Co. Ltd. Class A	16,857	79
	China Machinery Engineering Corp.	200,000	79
	China Dongxiang Group Co. Ltd.	701,000	79
	Perfect World Co. Ltd. Class A	18,700	78
	Guangshen Railway Co. Ltd. Class A	177,800	78
*	Sogou Inc. ADR	15,000	77
	Jiangsu King’s Luck Brewery JSC Ltd. Class A	17,327	77
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	13,900	77
*	Wise Talent Information Technology Co. Ltd.	30,600	77
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	107,000	77
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	29,100	77
	Ninestar Corp. Class A	19,100	76
	Dah Chong Hong Holdings Ltd.	166,000	76
	Inspur Electronic Information Industry Co. Ltd. Class A	20,100	75
	Xingda International Holdings Ltd.	269,000	75
	Hangzhou Steam Turbine Co. Ltd. Class B	87,657	75
*	COSCO SHIPPING Holdings Co. Ltd. Class A	113,800	74
	China National Accord Medicines Corp. Ltd. Class B	20,760	74
	Newland Digital Technology Co. Ltd. Class A	33,399	74
	Beijing Jingneng Clean Energy Co. Ltd.	414,000	73
	Tianjin Development Holdings Ltd.	254,000	73
	Wuhan Guide Infrared Co. Ltd. Class A	23,600	73
	Guangdong Electric Power Development Co. Ltd. Class B	239,743	73
*	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	9,600	73
^,2	Yangtze Optical Fibre and Cable Joint Stock Ltd. C (XSHG)	46,000	72
	Shenzhen Gongjin Electronics Co. Ltd. Class A	41,300	72
*	Kama Co. Ltd. Class B	148,800	72
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	213,200	72
*	Aluminum Corp. of China Ltd. Class A	149,200	72
*	Nanyang Topsec Technologies Group Inc. Class A	31,400	72
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	47,573	72
*,2	Tian Ge Interactive Holdings Ltd.	266,000	71
*	Luenmei Quantum Co. Ltd. Class A	43,800	70
	Tongda Group Holdings Ltd.	850,293	69

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	First Tractor Co. Ltd.	332,000	69
*	Addsino Co. Ltd. Class A	49,300	69
^	Wisdom Education International Holdings Co. Ltd.	160,000	69
*	Longshine Technology Co. Ltd. Class A	21,600	68
	Anhui Expressway Co. Ltd.	116,000	68
	Sinofert Holdings Ltd.	668,000	68
	China Avionics Systems Co. Ltd. Class A	33,900	68
	Beijing Shunxin Agriculture Co. Ltd. Class A	10,399	67
^,2	Yadea Group Holdings Ltd.	306,000	66
*	Beijing Enterprises Clean Energy Group Ltd.	5,760,000	65
*,^	HengTen Networks Group Ltd.	4,524,000	65
	Great Wall Motor Co. Ltd. Class A	50,800	65
	China Foods Ltd.	156,000	64
	Metallurgical Corp. of China Ltd. Class A	162,900	63
*	Harbin Electric Co. Ltd.	246,000	63
*,^	Fullshare Holdings Ltd.	2,445,000	62
*	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	21,498	62
	YGSOFT Inc. Class A	41,000	61
*	Gigadevice Semiconductor Beijing Inc. Class A	2,798	61
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	105,100	59
	CECEP Solar Energy Co. Ltd. Class A	125,590	59
	China Lilang Ltd.	73,000	59
	Contemporary Amperex Technology Co. Ltd. Class A	6,000	59
	Lepu Medical Technology Beijing Co. Ltd. Class A	13,600	58
	Huangshan Tourism Development Co. Ltd. Class B	63,626	58
*,§,2	Tianhe Chemicals Group Ltd.	383,088	57
	Sanan Optoelectronics Co. Ltd. Class A	26,500	57
	Beijing Thunisoft Corp. Ltd. Class A	18,200	57
	Fantasia Holdings Group Co. Ltd.	375,000	57
	Beijing Shiji Information Technology Co. Ltd. Class A	10,900	56
	Jinyu Bio-Technology Co. Ltd. Class A	19,100	56
*,2	Cogobuy Group	336,000	56
	Shanghai Jin Jiang Capital Co. Ltd.	372,000	55
	Bengang Steel Plates Co. Ltd. Class B	223,200	55
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	26,040	55
	Weifu High-Technology Group Co. Ltd. Class B	34,600	55
	Shandong Airlines Co. Ltd. Class B	45,200	54
	Shanghai M&G Stationery Inc. Class A	7,600	54
	Wasion Holdings Ltd.	108,000	54
	China Molybdenum Co. Ltd. Class A	110,400	53
*,2	Haichang Ocean Park Holdings Ltd.	484,000	53
	China National Nuclear Power Co. Ltd. Class A	72,700	52
	COSCO SHIPPING Development Co. Ltd. Class A	147,400	52
*	Beijing Gas Blue Sky Holdings Ltd.	2,024,000	52
	Sinosoft Technology Group Ltd.	252,000	52
	PAX Global Technology Ltd.	118,000	52
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	26,600	50
*	Landing International Development Ltd.	439,700	50
*	Central China Securities Co. Ltd.	256,988	50
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	29,861	49
	Sichuan Expressway Co. Ltd.	166,000	48
	Huaneng Power International Inc. Class A	59,500	48
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	125,576	48
	Qingling Motors Co. Ltd.	194,000	47
	Maccura Biotechnology Co. Ltd. Class A	12,500	47
*	Hanergy Thin Film Power Group Ltd.	1,810,000	46
	Shenzhen Inovance Technology Co. Ltd. Class A	12,900	46
	Shanghai Industrial Urban Development Group Ltd.	360,000	45
	Everbright Securities Co. Ltd. Class A	27,500	45
^	Launch Tech Co. Ltd.	88,200	45
	Huadong Medicine Co. Ltd. Class A	11,930	44
*	Chongqing Iron & Steel Co. Ltd.	378,000	43
	Zhejiang NHU Co. Ltd. Class A	15,000	43
	Dongfang Electric Corp. Ltd. Class A	34,300	43

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
^	China High Speed Transmission Equipment Group Co. Ltd.	73,000	43
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	11,900	43
	STO Express Co. Ltd. Class A	14,500	42
	Taiji Computer Corp. Ltd. Class A	9,300	42
	Industrial Securities Co. Ltd. Class A	46,800	42
	Bank of Jiangsu Co. Ltd. Class A	42,000	42
	Gemdale Corp. Class A	24,900	42
*	China Index Holdings Ltd. ADR	12,800	42
	Tianjin Port Development Holdings Ltd.	450,000	41
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	11,000	41
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	209,900	41
	Anhui Gujing Distillery Co. Ltd. Class A	2,600	41
	SDIC Capital Co. Ltd. Class A	23,300	41
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. (XSSC)	15,600	41
	Shandong Chenming Paper Holdings Ltd. Class B	101,100	40
	Shanghai Huayi Group Co. Ltd. Class B	63,200	40
	Ajisen China Holdings Ltd.	140,000	40
	Guorui Properties Ltd.	205,000	39
	Changjiang Securities Co. Ltd. Class A	40,620	39
2	Everbright Securities Co. Ltd.	55,000	39
	Jiangxi Zhengbang Technology Co. Ltd. Class A	16,200	39
	Zhejiang Longsheng Group Co. Ltd. Class A	19,700	39
	Sinolink Securities Co. Ltd. Class A	31,900	39
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	11,400	38
*	Berry Genomics Co. Ltd. Class A	8,600	38
	Wuxi Taiji Industry Co. Ltd. Class A	36,200	37
*,§	National Agricultural Holdings Ltd.	246,000	37
	Xiamen International Port Co. Ltd.	266,000	37
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. (XSHG)	26,900	37
	Tangshan Jidong Cement Co. Ltd. Class A	18,500	37
	Western Securities Co. Ltd. Class A	29,000	36
	Beijing North Star Co. Ltd.	118,000	36
	Wangsu Science & Technology Co. Ltd. Class A	26,600	36
	Hangzhou Silan Microelectronics Co. Ltd. Class A	17,300	36
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	73,400	36
	Dawnrays Pharmaceutical Holdings Ltd.	200,000	35
	Avic Capital Co. Ltd. Class A	54,400	35
	Shanghai Highly Group Co. Ltd. Class B	47,700	34
	Guomai Technologies Inc. Class A	27,800	34
*	China Modern Dairy Holdings Ltd.	238,500	34
	Luthai Textile Co. Ltd. Class B	35,800	33
*	Fangda Carbon New Material Co. Ltd. Class A	21,597	33
	Dongjiang Environmental Co. Ltd.	37,500	31
	Colour Life Services Group Co. Ltd.	55,000	31
*,§	China Fiber Optic Network System Group Ltd.	348,000	31
	HLA Corp. Ltd. Class A	28,100	31
	361 Degrees International Ltd.	146,000	30
	Yangtze Optical Fibre and Cable Joint Stock Ltd. C (XSSC)	6,300	29
	China Fangda Group Co. Ltd. Class B	74,700	28
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	60,800	28
*,^	Grand Baoxin Auto Group Ltd.	136,383	27
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	27,700	26
	Tianjin Capital Environmental Protection Group Co. Ltd.	72,000	26
	Fang Holdings Ltd. ADR	12,800	26
2	Beijing Urban Construction Design & Development Group Co. Ltd.	88,000	25
	Dongfang Electric Corp. Ltd.	44,800	25
	China Merchants Land Ltd.	168,000	24
	Weiqiao Textile Co.	88,000	23
*	Shang Gong Group Co. Ltd. Class B	42,600	21
	Beijing North Star Co. Ltd. Class A	41,800	19
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	55,200	19
*,§	CT Environmental Group Ltd.	424,000	18
*,§	Anxin-China Holdings Ltd.	312,000	15
	Phoenix Media Investment Holdings Ltd.	200,000	15

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Shanghai Bailian Group Co. Ltd. Class B	15,500	14
*,§	China Lumena New Materials Corp.	476,000	8
*,§	Mingfa Group International Co. Ltd.	30,971	7
*,§	Tech Pro Technology Development Ltd.	833,600	7
*,§	Real Nutriceutical Group Ltd.	143,000	4
2	Cosmo Lady China Holdings Co. Ltd.	23,998	4
*,§	Hua Han Health Industry Holdings Ltd.	214,708	3
*,^,§	China Huishan Dairy Holdings Co. Ltd.	822,401	—
*,§	Legend Holdings Corp. Rights	8,684	—
			597,780
Colombia (0.1%)
	Bancolombia SA ADR	39,215	2,034
	Ecopetrol SA	971,880	874
	Interconexion Electrica SA ESP	147,944	854
	Grupo de Inversiones Suramericana SA	72,408	733
	Bancolombia SA	51,042	621
	Ecopetrol SA ADR	31,110	568
	Grupo Argos SA	103,482	560
	Grupo Aval Acciones y Valores Preference Shares	1,232,442	505
	Almacenes Exito SA	77,262	409
	Banco Davivienda SA Preference Shares	30,722	393
	Cementos Argos SA	164,401	371
	Grupo de Inversiones Suramericana SA Preference Shares	30,601	280
	Corp. Financiera Colombiana SA	26,515	228
	Bancolombia SA Preference Shares	14,574	190
*	CEMEX Latam Holdings SA	84,588	114
			8,734
Czech Republic (0.0%)
	CEZ AS	47,195	1,077
	Komercni banka as	22,956	776
2	Moneta Money Bank AS	158,283	525
	Philip Morris CR AS	235	140
	O2 Czech Republic AS	10,040	95
			2,613
Denmark (0.5%)
	Novo Nordisk A/S Class B	521,976	28,703
	DSV PANALPINA A/S	64,562	6,275
	Coloplast A/S Class B	42,012	5,058
	Vestas Wind Systems A/S	59,949	4,884
	Carlsberg A/S Class B	32,520	4,580
2	Orsted A/S	47,429	4,163
*	Genmab A/S	18,292	3,997
	Novozymes A/S	66,429	3,131
	AP Moller - Maersk A/S Class B	2,380	3,036
	Danske Bank A/S	202,089	2,888
	Chr Hansen Holding A/S	32,674	2,509
	GN Store Nord A/S	43,145	1,898
	ISS A/S	58,777	1,539
	Pandora A/S	29,438	1,448
	Royal Unibrew A/S	16,173	1,327
	AP Moller - Maersk A/S Class A	1,053	1,265
	SimCorp A/S	13,629	1,219
	Tryg A/S	38,505	1,076
*	Demant A/S	34,691	916
^	Ambu A/S Class B	54,850	862
	Jyske Bank A/S	23,008	765
	H Lundbeck A/S	19,075	652
	Topdanmark A/S	14,420	646
	Ringkjoebing Landbobank A/S	8,577	592
	FLSmidth & Co. A/S	15,604	559
*	ALK-Abello A/S	2,242	482
*	Drilling Co. of 1972 A/S	7,206	407
*,2	Netcompany Group A/S	9,361	399

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Rockwool International A/S Class B	2,005	394
	Sydbank A/S	19,827	389
	Dfds A/S	8,824	348
	Spar Nord Bank A/S	34,779	340
	Schouw & Co. A/S	4,587	329
2	Scandinavian Tobacco Group A/S	21,715	257
*,^	Bavarian Nordic A/S	8,899	209
*	Nilfisk Holding A/S	9,210	156
	Alm Brand A/S	18,659	152
*	NKT A/S	7,256	127
	Solar A/S Class B	2,882	121
	D/S Norden A/S	5,719	84
	Matas A/S	6,158	47
*	Bang & Olufsen A/S	3,356	19
*,§	OW Bunker A/S	3,210	—
			88,248
Egypt (0.0%)
	Commercial International Bank Egypt SAE	420,832	2,111
	Egypt Kuwait Holding Co. SAE	246,693	343
*	Eastern Co. SAE	272,070	272
	ElSewedy Electric Co.	296,180	247
	Egyptian Financial Group-Hermes Holding Co.	207,673	243
	Talaat Moustafa Group	292,136	180
	Telecom Egypt Co.	127,965	91
*	Pioneers Holding for Financial Investments SAE	243,648	85
	Heliopolis Housing	43,756	73
*	Palm Hills Developments SAE	548,521	72
*	Ezz Steel Co. SAE	95,169	71
	Sidi Kerir Petrochemicals Co.	79,618	57
*	Medinet Nasr Housing	160,330	53
	Six of October Development & Investment	53,887	52
	Orascom Construction plc (XCAI)	3,826	25
	Alexandria Mineral Oils Co.	89,194	25
			4,000
Finland (0.4%)
	Kone Oyj Class B	124,240	7,911
	Nordea Bank Abp (XSTO)	969,670	7,097
	Nokia Oyj	1,766,120	6,484
	Sampo Oyj Class A	155,892	6,389
	UPM-Kymmene Oyj	165,693	5,397
	Neste Oyj	128,626	4,648
	Fortum Oyj	137,182	3,352
	Elisa Oyj	45,457	2,483
	Stora Enso Oyj	190,576	2,476
	Wartsila Oyj Abp	151,844	1,604
	Orion Oyj Class B	33,934	1,506
	Kesko Oyj Class B	22,066	1,470
	Huhtamaki Oyj	28,195	1,306
	Metso Oyj	34,023	1,288
	Nokian Renkaat Oyj	43,812	1,252
	Valmet Oyj	38,661	865
	Konecranes Oyj Class A	24,438	755
	Tieto Oyj	23,042	656
	Cargotec Oyj Class B	15,131	531
	Kemira Oyj	30,367	493
	Metsa Board Oyj	53,803	357
	Nordea Bank Abp (XHEL)	46,692	342
	YIT Oyj	49,763	299
*	Outotec Oyj	43,506	280
^	Outokumpu Oyj	95,736	272
	Sanoma Oyj	24,619	258
^	Citycon Oyj	22,588	237
	Uponor Oyj	16,929	221
	Caverion Oyj	25,972	194

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Cramo Oyj	16,699	177
	Raisio Oyj	43,911	153
	Ahlstrom-Munksjo Oyj	9,360	140
	Finnair Oyj	15,836	103
	Oriola Oyj	39,257	90
*	F-Secure Oyj	23,948	77
			61,163
France (3.0%)
	TOTAL SA	764,414	40,414
	LVMH Moet Hennessy Louis Vuitton SE	79,231	33,836
	Sanofi	343,892	31,703
	Airbus SE	173,953	24,955
	BNP Paribas SA	342,001	17,873
	Safran SA	104,067	16,483
	Vinci SA	146,602	16,448
	AXA SA	610,553	16,162
	Danone SA	189,991	15,739
	Schneider Electric SE	164,768	15,314
	EssilorLuxottica SA	92,866	14,180
	Kering SA	23,323	13,271
	Pernod Ricard SA	66,572	12,298
	Orange SA	604,793	9,734
	L’Oreal SA Loyalty Shares	25,407	7,420
	Vivendi SA	251,738	7,010
	Hermes International	9,582	6,902
	Air Liquide SA Loyalty Shares	51,791	6,886
	Societe Generale SA	241,231	6,860
	Cie Generale des Etablissements Michelin SCA	55,279	6,731
*	L’oreal SA Loyalty Shares 2021	22,683	6,625
	Legrand SA	82,489	6,444
	Dassault Systemes SE	41,338	6,278
*	Air Liquide SA Loyalty Shares 2021	46,531	6,187
	L’Oreal SA	21,120	6,168
	Cie de Saint-Gobain	151,175	6,157
	Capgemini SE	48,488	5,466
	Air Liquide SA	40,712	5,413
	Credit Agricole SA	358,423	4,677
	STMicroelectronics NV	200,850	4,559
	Peugeot SA	170,393	4,315
	Teleperformance	18,360	4,166
	Edenred	77,398	4,080
	Veolia Environnement SA	154,594	4,070
	Engie Loyalty Shares 2020	221,923	3,716
	Carrefour SA	187,195	3,187
	Thales SA	32,043	3,133
	Renault SA	57,725	2,947
	Gecina SA	17,024	2,923
	Publicis Groupe SA	66,686	2,870
	Valeo SA	75,445	2,810
	Bouygues SA	66,028	2,801
	Engie Loyalty Shares 2021	167,253	2,801
	Eiffage SA	24,485	2,630
	Alstom SA	59,749	2,585
	Accor SA	60,064	2,584
*,2	Worldline SA	41,696	2,537
	Atos SE	31,341	2,432
	Getlink SE	143,849	2,410
	Arkema SA	23,524	2,407
	Engie SA	140,270	2,349
	TechnipFMC plc (XPAR)	114,781	2,285
	Bureau Veritas SA	88,564	2,264
	Klepierre SA	60,607	2,259
	SES SA Class A	108,487	2,103
	Ingenico Group SA	19,610	2,097

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	L’Oreal SA Loyalty Shares 2020	7,147	2,087
	SCOR SE	49,047	2,069
^	Eurofins Scientific SE	3,740	1,896
	Suez	118,045	1,841
	Aeroports de Paris	9,392	1,786
	Orpea	14,594	1,758
	Rubis SCA	29,742	1,725
	Covivio	15,038	1,703
*	Ubisoft Entertainment SA	28,025	1,656
2	Euronext NV	19,048	1,537
	Bollore SA	317,303	1,375
2	Amundi SA	18,369	1,313
	Wendel SA	9,222	1,308
	Natixis SA	272,620	1,253
	Rexel SA	100,071	1,241
^	Eutelsat Communications SA	63,611	1,207
	Sartorius Stedim Biotech	7,975	1,195
	Altran Technologies SA	74,934	1,191
	Ipsen SA	11,154	1,189
	Faurecia SE	24,639	1,150
	Eurazeo SE	15,907	1,110
	Dassault Aviation SA	795	1,104
	BioMerieux	13,422	1,099
	Remy Cointreau SA	8,067	1,080
	ICADE	10,630	1,042
	CNP Assurances	49,099	975
	Alten SA	8,824	971
^	Casino Guichard Perrachon SA	17,748	958
	Sodexo SA	8,550	941
	SPIE SA	41,571	877
	Lagardere SCA	37,708	843
	Iliad SA	7,849	813
*	Air France-KLM	63,986	763
*	Sodexo (XPAR)	6,772	745
	JCDecaux SA	26,615	728
	Nexity SA	13,351	691
	Korian SA	16,178	686
	TechnipFMC plc (XNYS)	34,516	681
*	Sodexo Loyalty Shares 2022	5,636	620
	Sopra Steria Group	4,494	617
	Gaztransport Et Technigaz SA	6,669	608
*	SOITEC	5,483	605
*	Sodexo	5,394	594
	Societe BIC SA	8,110	563
	Electricite de France SA Loyalty Shares	53,609	554
	Electricite de France	51,924	536
*	CGG SA	216,740	505
	SEB SA Loyalty Shares	3,296	501
2	Elior Group SA	38,533	499
	SEB SA (XPAR)	3,250	494
	Cie Plastic Omnium SA	17,774	486
	IPSOS	14,752	445
	Imerys SA	11,492	444
	Metropole Television SA	22,757	400
	Electricite de France SA Loyalty Shares 2021	37,510	388
*	Fnac Darty SA	6,138	355
*	SEB SA	2,207	335
	Mercialys SA	23,678	330
*	Virbac SA	1,332	325
	Nexans SA	7,979	325
2	ALD SA	21,888	310
	Television Francaise 1	36,880	309
*	Albioma SA Loyalty Shares	11,548	300
	Coface SA	26,926	294

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Altarea SCA	1,232	271
	Quadient	12,082	259
*,^	Vallourec SA	105,433	256
	Rothschild & Co.	9,000	253
	Interparfums SA	5,101	239
	Trigano SA	2,626	237
*	Sodexo Loyalty Shares	2,148	236
	Electricite de France SA	20,617	213
	LISI	5,890	207
	Akka Technologies	3,108	201
	FFP	1,670	197
2	Maisons du Monde SA	14,100	195
*,2	Neoen SA	7,243	192
	Vicat SA	4,456	189
*,^	Genfit	11,405	165
	Vilmorin & Cie SA	2,836	155
	Tarkett SA	9,079	148
2	Europcar Mobility Group	40,122	147
	Carmila SA	7,070	138
	Mersen SA	4,185	136
	Eramet	2,680	134
*,^	DBV Technologies SA	9,042	129
	Derichebourg SA	34,724	125
	Bonduelle SCA	4,520	117
*,2	SMCP SA	7,781	110
	GL Events	3,863	101
	Synergie SA	3,322	94
	Union Financiere de France BQE SA	3,905	90
*	Technicolor SA	97,769	82
*	Albioma SA	2,987	78
	Manitou BF SA	3,706	76
	Boiron SA	2,097	74
	Jacquet Metal Service SA	4,253	72
*,2	X-Fab Silicon Foundries SE	14,653	66
	Guerbet	1,004	56
*	Esso SA Francaise	2,026	50
*	SEB Loyalty Shares	320	49
	Pharmagest Inter@ctive	552	38
	AKWEL	1,885	37
	Groupe Crit	316	24
	Etablissements Maurel et Prom SA	6,895	20
	Beneteau SA	1,676	16
*	Adevinta ASA Class A Rights Exp. 11/12/2019	34,240	5
	Rallye SA	281	3
*	CGG SA Warrants Exp. 02/21/2023	17,186	2
*,§	Bourbon Corp.	144	1
			516,966
Germany (2.5%)
	SAP SE	306,294	40,585
	Allianz SE	134,069	32,743
	Siemens AG	239,580	27,648
	Bayer AG	295,180	22,899
	BASF SE	289,138	21,980
	adidas AG	61,791	19,102
	Deutsche Telekom AG	1,022,955	18,000
	Daimler AG	270,563	15,780
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	45,404	12,615
	Volkswagen AG Preference Shares	59,409	11,294
	Deutsche Post AG	305,665	10,828
	Vonovia SE	170,505	9,080
	Deutsche Boerse AG	57,152	8,851
	Bayerische Motoren Werke AG	100,932	7,729
	Infineon Technologies AG	389,990	7,554
	E.ON SE	673,885	6,796

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Fresenius SE & Co. KGaA	126,428	6,657
	Henkel AG & Co. KGaA Preference Shares	55,762	5,792
	RWE AG	179,600	5,473
	Fresenius Medical Care AG & Co. KGaA	66,871	4,827
	Merck KGaA	39,634	4,727
	Deutsche Bank AG	639,665	4,639
^	Wirecard AG	36,417	4,607
	Continental AG	33,861	4,535
	MTU Aero Engines AG	16,436	4,396
	Deutsche Wohnen SE	111,748	4,213
	Symrise AG Class A	40,125	3,856
	Porsche Automobil Holding SE Preference Shares	50,240	3,699
	Beiersdorf AG	30,570	3,617
	HeidelbergCement AG	47,310	3,508
	Hannover Rueck SE	19,527	3,460
	Henkel AG & Co. KGaA	31,849	3,065
2	Covestro AG	56,015	2,690
	Brenntag AG	49,953	2,504
	Aroundtown SA	282,096	2,384
	LEG Immobilien AG	20,731	2,381
*	QIAGEN NV	71,861	2,162
2	Scout24 AG	34,264	2,124
	Sartorius AG Preference Shares	10,880	2,114
^	thyssenkrupp AG	147,968	2,110
*,2	Zalando SE	47,719	2,069
	Commerzbank AG	344,845	2,064
	Puma SE	26,032	1,959
	Uniper SE	62,094	1,935
2	Siemens Healthineers AG	42,825	1,820
	Rheinmetall AG	14,410	1,738
*,2	Delivery Hero SE	36,778	1,726
	LANXESS AG	26,535	1,724
	GEA Group AG	55,808	1,705
	Volkswagen AG	8,791	1,662
	Knorr-Bremse AG	15,727	1,587
	KION Group AG	23,799	1,584
	Evonik Industries AG	52,758	1,390
	Deutsche Lufthansa AG	77,496	1,343
^	OSRAM Licht AG	29,733	1,331
	Carl Zeiss Meditec AG	11,547	1,259
*	MorphoSys AG	10,823	1,181
	United Internet AG	37,221	1,124
	Bayerische Motoren Werke AG Preference Shares	17,686	1,089
	CTS Eventim AG & Co. KGaA	17,878	1,083
	TAG Immobilien AG	42,896	1,042
	Fraport AG Frankfurt Airport Services Worldwide	12,437	1,040
*	Dialog Semiconductor plc	23,097	1,039
	Axel Springer SE	14,306	1,001
*	Evotec SE	42,598	976
	ProSiebenSat.1 Media SE	64,855	958
	alstria office REIT-AG	50,550	947
	K&S AG	65,805	934
	Bechtle AG	8,596	931
	Nemetschek SE	17,908	914
	Grand City Properties SA	38,024	890
	Rational AG	1,169	889
	HUGO BOSS AG	21,065	888
	Gerresheimer AG	10,865	876
	Freenet AG	37,669	837
	HOCHTIEF AG	6,657	832
^	GRENKE AG	8,656	819
	TLG Immobilien AG	27,642	811
	FUCHS PETROLUB SE	20,068	808
	METRO AG	48,384	790

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	HelloFresh SE	44,342	773
	Hella GmbH & Co. KGaA	15,665	762
	Stroeer SE & Co. KGaA	8,314	670
	Telefonica Deutschland Holding AG	209,645	666
	Aareal Bank AG	19,832	666
	Siltronic AG	6,555	624
	RTL Group SA	12,077	614
2	Hapag-Lloyd AG	8,322	605
*,2	Rocket Internet SE	21,430	569
	Aurubis AG	11,499	565
2	Deutsche Pfandbriefbank AG	39,937	546
	Fielmann AG	7,065	545
	Fuchs Petrolub SE Preference Shares	12,657	539
	Jenoptik AG	18,037	536
	CANCOM SE	10,008	535
	Deutsche EuroShop AG	16,854	504
	Duerr AG	17,049	503
	Talanx AG	10,705	493
	Software AG	14,689	467
	Stabilus SA	8,206	461
	CompuGroup Medical SE	7,076	453
	Sixt SE Preference Shares	6,669	451
2	ADO Properties SA	10,724	437
	Jungheinrich AG Preference Shares	16,227	412
	Norma Group SE	11,081	407
*	Varta AG	3,596	407
*	Hypoport AG	1,209	375
	Wacker Chemie AG	4,686	367
	Sixt SE	3,725	364
^	1&1 Drillisch AG	13,277	356
2	DWS Group GmbH & Co. KGaA	10,750	348
	Suedzucker AG	23,788	342
2	Befesa SA	8,927	331
*	AIXTRON SE	35,309	323
	Pfeiffer Vacuum Technology AG	2,059	323
	New Work SE	985	310
^	S&T AG	14,510	309
	PATRIZIA AG	14,852	305
	TUI AG (XETR)	23,341	305
	Bilfinger SE	8,961	299
	Krones AG	4,377	286
*	Nordex SE	21,773	284
	RIB Software SE	10,730	279
	KWS Saat SE & Co. KGaA	4,100	276
*	CECONOMY AG	51,129	257
	Indus Holding AG	6,378	243
	Deutz AG	42,585	237
	Isra Vision AG	4,880	231
*	Encavis AG	21,854	216
	DIC Asset AG	15,277	213
	Deutsche Beteiligungs AG	5,248	213
	Hamburger Hafen und Logistik AG	8,088	210
	Salzgitter AG	11,432	207
*	zooplus AG	1,876	205
	Wuestenrot & Wuerttembergische AG	9,451	193
	BayWa AG	6,589	193
	Washtec AG	3,585	180
	Dermapharm Holding SE	4,511	177
	Koenig & Bauer AG	5,007	165
	Schaeffler AG Preference Shares	18,887	159
	Hornbach Holding AG & Co. KGaA	2,609	158
	RHOEN-KLINIKUM AG	7,525	155
*,^	Heidelberger Druckmaschinen AG	115,756	150
	Vossloh AG	3,545	145

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*,^	Leoni AG	12,137	144
	Wacker Neuson SE	7,364	126
	Takkt AG	10,249	122
^	Corestate Capital Holding SA	3,253	121
	Kloeckner & Co. SE	19,462	112
	comdirect bank AG	7,126	107
*	SMA Solar Technology AG	3,151	99
	Draegerwerk AG & Co. KGaA Preference Shares	1,599	94
*,^	SGL Carbon SE	13,210	61
	Bertrandt AG	1,140	57
*	ElringKlinger AG	4,932	36
			437,597
Greece (0.0%)
*	Alpha Bank AE	450,992	962
	Eurobank Ergasias SA	875,225	887
	Hellenic Telecommunications Organization SA ADR	106,187	799
	OPAP SA	64,589	702
*	National Bank of Greece SA	176,482	599
	JUMBO SA	30,577	596
	Motor Oil Hellas Corinth Refineries SA	16,996	420
*	Piraeus Bank SA	93,220	325
	Hellenic Telecommunications Organization SA	19,477	295
	Mytilineos SA	26,080	286
*	GEK Terna Holding Real Estate Construction SA	31,563	239
	Hellenic Petroleum SA	24,209	230
*	Viohalco SA	35,271	145
	Aegean Airlines SA	12,797	117
	Terna Energy SA	13,243	108
*	Public Power Corp. SA	29,269	104
	Hellenic Exchanges SA	17,966	90
	Sarantis SA	9,960	88
*,§	FF Group	12,862	69
	Holding Co. ADMIE IPTO SA	26,431	63
*	Ellaktor SA	29,150	60
	Fourlis Holdings SA	6,268	38
			7,222
Hong Kong (1.1%)
	AIA Group Ltd.	3,823,182	38,072
	Hong Kong Exchanges & Clearing Ltd.	396,224	12,344
	CK Hutchison Holdings Ltd.	847,927	7,829
	Link REIT	663,290	7,224
	Sun Hung Kai Properties Ltd.	449,503	6,811
	Hong Kong & China Gas Co. Ltd.	3,168,064	6,149
	CK Asset Holdings Ltd.	840,927	5,851
	CLP Holdings Ltd.	509,080	5,287
	Hang Seng Bank Ltd.	229,951	4,798
	Galaxy Entertainment Group Ltd.	667,000	4,593
	BOC Hong Kong Holdings Ltd.	1,123,700	3,861
	Jardine Matheson Holdings Ltd.	66,362	3,783
	Sands China Ltd.	749,200	3,690
	China Mengniu Dairy Co. Ltd.	851,000	3,393
	Techtronic Industries Co. Ltd.	409,000	3,196
	Power Assets Holdings Ltd.	435,000	3,104
2	WH Group Ltd.	2,671,684	2,820
	New World Development Co. Ltd.	1,889,224	2,702
	MTR Corp. Ltd.	461,826	2,648
	Wharf Real Estate Investment Co. Ltd.	398,600	2,344
	Henderson Land Development Co. Ltd.	412,896	2,062
	Hongkong Land Holdings Ltd.	368,400	2,024
	Jardine Strategic Holdings Ltd.	57,695	1,863
*,2	Budweiser Brewing Co. APAC Ltd.	456,300	1,668
	Lenovo Group Ltd.	2,364,000	1,648
	Wheelock & Co. Ltd.	264,000	1,633
	Sino Land Co. Ltd.	1,054,279	1,576

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Swire Pacific Ltd. Class A	163,642	1,560
	AAC Technologies Holdings Inc.	234,000	1,514
	Want Want China Holdings Ltd.	1,780,467	1,500
	CK Infrastructure Holdings Ltd.	203,500	1,465
	Hang Lung Properties Ltd.	664,000	1,460
	ASM Pacific Technology Ltd.	102,822	1,436
*	Semiconductor Manufacturing International Corp.	966,600	1,228
	Swire Properties Ltd.	363,846	1,144
	Wynn Macau Ltd.	500,400	1,086
	Vitasoy International Holdings Ltd.	254,332	1,034
	Bank of East Asia Ltd.	407,272	981
	NagaCorp Ltd.	518,000	941
	Wharf Holdings Ltd.	390,600	886
2	Samsonite International SA	421,196	858
	Tingyi Cayman Islands Holding Corp.	618,000	822
	Minth Group Ltd.	228,000	806
	PCCW Ltd.	1,316,000	782
	Hysan Development Co. Ltd.	197,000	776
	Xinyi Glass Holdings Ltd.	648,000	729
	Sun Art Retail Group Ltd.	691,579	706
	SJM Holdings Ltd.	656,000	701
	NWS Holdings Ltd.	462,500	688
	Hang Lung Group Ltd.	262,000	656
	Melco International Development Ltd.	245,000	649
	Dairy Farm International Holdings Ltd.	107,700	649
	Yue Yuen Industrial Holdings Ltd.	216,000	609
2	BOC Aviation Ltd.	64,200	603
	Xinyi Solar Holdings Ltd.	1,066,200	602
	Kerry Properties Ltd.	184,000	595
	PRADA SPA	164,900	567
	Fortune REIT	433,923	509
*	United Energy Group Ltd.	2,486,000	503
	VTech Holdings Ltd.	51,800	454
	HKBN Ltd.	247,189	441
	Swire Pacific Ltd. Class B	277,500	410
	Champion REIT	608,000	403
	SITC International Holdings Co. Ltd.	352,000	388
^	MGM China Holdings Ltd.	239,600	379
	Uni-President China Holdings Ltd.	361,800	374
	Cafe de Coral Holdings Ltd.	134,000	366
	First Pacific Co. Ltd.	901,200	345
	Pacific Basin Shipping Ltd.	1,483,000	343
^	Shangri-La Asia Ltd.	331,519	340
	Luk Fook Holdings International Ltd.	126,000	335
	Man Wah Holdings Ltd.	469,200	320
	L’Occitane International SA	138,250	311
	Kerry Logistics Network Ltd.	185,500	296
	Chow Tai Fook Jewellery Group Ltd.	325,200	292
^	Cathay Pacific Airways Ltd.	228,000	291
	Sunlight REIT	410,000	278
	K Wah International Holdings Ltd.	490,000	268
	Towngas China Co. Ltd.	332,000	256
	Shougang Fushan Resources Group Ltd.	1,236,000	255
	Gemdale Properties & Investment Corp. Ltd.	2,166,000	251
	Nexteer Automotive Group Ltd.	269,000	251
	Shun Tak Holdings Ltd.	604,000	248
	Stella International Holdings Ltd.	136,500	229
	Shui On Land Ltd.	1,104,500	222
*,2	Razer Inc.	1,149,000	215
	Dah Sing Financial Holdings Ltd.	55,744	207
	Johnson Electric Holdings Ltd.	110,250	201
	Li & Fung Ltd.	1,806,000	198
*,^	COFCO Meat Holdings Ltd.	538,000	192
	Lifestyle International Holdings Ltd.	179,000	188

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	IGG Inc.	288,000	188
	Prosperity REIT	471,000	186
	Haitong International Securities Group Ltd.	626,038	182
	Pou Sheng International Holdings Ltd.	458,000	173
	Asia Cement China Holdings Corp.	142,500	173
	Value Partners Group Ltd.	313,000	165
	Television Broadcasts Ltd.	98,900	163
*,^	Suncity Group Holdings Ltd.	670,000	159
	Ju Teng International Holdings Ltd.	676,000	158
	SmarTone Telecommunications Holdings Ltd.	172,000	149
	Dah Sing Banking Group Ltd.	113,537	147
*,^	MMG Ltd.	690,117	144
*,^	FIH Mobile Ltd.	1,002,000	143
	China Travel International Investment Hong Kong Ltd.	864,000	136
	Guotai Junan International Holdings Ltd.	746,000	125
	Canvest Environmental Protection Group Co. Ltd.	291,000	120
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	86,000	117
*,^,§	Superb Summit International Group Ltd.	620,000	116
	CITIC Telecom International Holdings Ltd.	302,500	115
2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	85,000	113
2	FIT Hon Teng Ltd.	279,000	113
	Giordano International Ltd.	354,000	112
	TPV Technology Ltd.	224,000	110
^	SA Sa International Holdings Ltd.	455,995	109
*	SUNeVision Holdings Ltd.	147,000	109
	Chinese Estates Holdings Ltd.	147,000	107
2	Crystal International Group Ltd.	275,500	106
*	China Silver Group Ltd.	916,000	103
	Hutchison Telecommunications Hong Kong Holdings Ltd.	570,000	103
*	Esprit Holdings Ltd.	510,346	98
	Road King Infrastructure Ltd.	53,000	97
^	NOVA Group Holdings Ltd.	400,000	96
	Far East Consortium International Ltd.	225,000	95
	Dynam Japan Holdings Co. Ltd.	72,400	94
	Huabao International Holdings Ltd.	256,000	94
	Microport Scientific Corp.	83,852	86
	VSTECS Holdings Ltd.	158,000	81
	China Harmony New Energy Auto Holding Ltd.	231,000	79
§	Town Health International Medical Group Ltd.	870,000	76
*	New World Department Store China Ltd.	459,000	73
*,^	Digital Domain Holdings Ltd.	6,410,000	72
	Sun Hung Kai & Co. Ltd.	165,000	71
	Pacific Textiles Holdings Ltd.	97,000	71
*	G-Resources Group Ltd.	10,998,600	69
*,^	Hong Kong Television Network Ltd.	177,000	66
	Texwinca Holdings Ltd.	292,000	66
*,§	Convoy Global Holdings Ltd.	3,102,000	66
	Anton Oilfield Services Group	648,000	64
	Agritrade Resources Ltd.	735,000	63
2	Regina Miracle International Holdings Ltd.	94,000	62
	Singamas Container Holdings Ltd.	548,000	62
2	IMAX China Holding Inc.	27,100	62
*,^	HC Group Inc.	170,000	61
*	China LNG Group Ltd.	870,000	61
	Parkson Retail Group Ltd.	706,000	57
	Inspur International Ltd.	144,000	57
	Emperor Watch & Jewellery Ltd.	2,560,000	55
*	GCL New Energy Holdings Ltd.	1,670,000	54
	Chow Sang Sang Holdings International Ltd.	46,000	54
	United Laboratories International Holdings Ltd.	86,000	49
	Shenwan Hongyuan HK Ltd.	325,000	48
*	Truly International Holdings Ltd.	360,000	47
*	We Solutions Ltd.	752,000	45
*	Goodbaby International Holdings Ltd.	267,464	39

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	Beijing Enterprises Medical & Health Group Ltd.	1,242,000	39
2	CGN New Energy Holdings Co. Ltd.	250,000	38
	Glory Sun Financial Group Ltd.	1,032,000	37
*	Honghua Group Ltd.	587,000	36
	BOE Varitronix Ltd.	124,000	35
	Henderson Investment Ltd.	351,000	28
*	NewOcean Energy Holdings Ltd.	162,000	26
*	Lifestyle China Group Ltd.	81,500	24
	Lee’s Pharmaceutical Holdings Ltd.	43,500	23
	EVA Precision Industrial Holdings Ltd.	272,000	22
*	Macau Legend Development Ltd.	186,000	20
*,§	Tou Rong Chang Fu Group Ltd.	1,348,000	20
*,§	Camsing International Holding Ltd.	130,000	19
*	KuangChi Science Ltd.	427,000	19
	Emperor Capital Group Ltd.	654,000	18
*	Future World Financial Holdings Ltd.	2,162,251	14
*,§	Brightoil Petroleum Holdings Ltd.	426,340	11
*,^	Beijing Sports and Entertainment Industry Group Ltd.	255,000	11
	Global Brands Group Holding Ltd.	141,400	10
*,§	China Animal Healthcare Ltd.	84,000	5
			188,354
Hungary (0.0%)
	OTP Bank Nyrt	71,667	3,305
	MOL Hungarian Oil & Gas plc	132,546	1,311
	Richter Gedeon Nyrt	46,222	857
	Magyar Telekom Telecommunications plc	106,612	159
*	Opus Global Nyrt	46,653	52
			5,684
India (1.1%)
	Housing Development Finance Corp. Ltd.	547,775	16,440
2	Reliance Industries Ltd. GDR	287,302	11,782
	Tata Consultancy Services Ltd.	286,547	9,173
	Reliance Industries Ltd.	428,599	8,834
	Infosys Ltd. ADR	763,879	7,326
	Hindustan Unilever Ltd.	225,279	6,905
	Axis Bank Ltd.	629,023	6,517
	Maruti Suzuki India Ltd.	38,432	4,095
	Infosys Ltd.	414,694	3,988
	ITC Ltd.	935,173	3,394
	Bajaj Finance Ltd.	56,965	3,230
	HCL Technologies Ltd.	171,683	2,815
	Bharti Airtel Ltd.	521,588	2,749
	Asian Paints Ltd.	94,236	2,402
	Bharat Petroleum Corp. Ltd.	317,054	2,348
	Larsen & Toubro Ltd.	111,566	2,315
	Sun Pharmaceutical Industries Ltd.	363,726	2,222
*	State Bank of India GDR	51,153	2,214
	UltraTech Cement Ltd.	35,657	2,082
	Oil & Natural Gas Corp. Ltd.	991,379	1,979
	Titan Co. Ltd.	103,830	1,948
	Nestle India Ltd.	7,829	1,648
	Mahindra & Mahindra Ltd.	189,657	1,620
	Tech Mahindra Ltd.	147,136	1,532
	UPL Ltd.	181,207	1,523
	Eicher Motors Ltd.	4,539	1,439
	Coal India Ltd.	488,859	1,428
	Indian Oil Corp. Ltd.	674,172	1,393
	Bajaj Finserv Ltd.	12,067	1,383
	Bajaj Auto Ltd.	29,183	1,335
2	HDFC Life Insurance Co. Ltd.	146,687	1,294
	NTPC Ltd.	747,188	1,288
	Adani Ports & Special Economic Zone Ltd.	230,047	1,282
	JSW Steel Ltd.	398,827	1,280
	Godrej Consumer Products Ltd.	120,901	1,262

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Hero MotoCorp Ltd.	31,599	1,203
	Vedanta Ltd.	558,328	1,165
	Grasim Industries Ltd.	107,158	1,161
*,2	Avenue Supermarts Ltd. Class A	40,446	1,136
	Wipro Ltd. ADR	278,522	1,109
2	SBI Life Insurance Co. Ltd.	78,433	1,095
	Dabur India Ltd.	166,978	1,086
2	ICICI Lombard General Insurance Co. Ltd.	56,844	1,076
	Dr Reddy’s Laboratories Ltd.	25,811	1,013
	Hindustan Petroleum Corp. Ltd.	198,203	906
	Shriram Transport Finance Co. Ltd.	56,109	899
*	United Spirits Ltd.	101,437	892
	Britannia Industries Ltd.	18,410	847
	Havells India Ltd.	85,241	831
	Lupin Ltd.	75,232	790
2	Bandhan Bank Ltd.	88,591	763
	Bharti Infratel Ltd.	284,462	760
	Shree Cement Ltd.	2,711	760
	Pidilite Industries Ltd.	37,959	750
	Wipro Ltd.	203,506	745
	Cipla Ltd.	113,181	745
	Marico Ltd.	141,376	729
2	ICICI Prudential Life Insurance Co. Ltd.	99,704	717
	Hindalco Industries Ltd.	270,099	714
*	Tata Motors Ltd.	284,156	703
	Petronet LNG Ltd.	173,166	699
	Ambuja Cements Ltd.	241,475	688
	Piramal Enterprises Ltd.	28,533	676
	Info Edge India Ltd.	18,629	674
	GAIL India Ltd.	346,124	669
	ICICI Bank Ltd.	101,919	665
	Zee Entertainment Enterprises Ltd.	172,617	633
	Siemens Ltd.	27,006	630
	Apollo Hospitals Enterprise Ltd.	29,789	623
	Divi’s Laboratories Ltd.	24,823	614
	Aurobindo Pharma Ltd.	92,172	611
2	InterGlobe Aviation Ltd.	28,901	592
	Motherson Sumi Systems Ltd.	333,973	578
	Page Industries Ltd.	1,580	573
	Bosch Ltd.	2,548	549
	Container Corp. Of India Ltd.	64,493	534
	Jubilant Foodworks Ltd.	23,679	534
	Crompton Greaves Consumer Electricals Ltd.	147,976	519
	Colgate-Palmolive India Ltd.	23,624	515
	Federal Bank Ltd.	421,904	498
	Bajaj Holdings & Investment Ltd.	9,560	494
	Yes Bank Ltd.	497,117	492
	Tata Steel Ltd.	91,159	488
	LIC Housing Finance Ltd.	80,966	470
	Berger Paints India Ltd.	62,801	466
	Mahindra & Mahindra Financial Services Ltd.	92,477	459
*	IDFC First Bank Ltd.	714,179	449
	Power Grid Corp. of India Ltd.	160,254	448
	Rajesh Exports Ltd.	46,732	447
	Mindtree Ltd.	44,022	442
	Alkem Laboratories Ltd.	15,643	441
	DLF Ltd.	168,967	436
2	AU Small Finance Bank Ltd.	44,242	427
	United Breweries Ltd.	23,649	426
2	RBL Bank Ltd.	93,563	408
	ABB India Ltd.	19,787	406
	Ashok Leyland Ltd.	364,793	394
	Torrent Pharmaceuticals Ltd.	15,714	393
2	HDFC Asset Management Co. Ltd.	9,288	392

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	REC Ltd.	191,166	376
	Biocon Ltd.	108,124	375
	Indian Hotels Co. Ltd.	170,717	365
	GlaxoSmithKline Consumer Healthcare Ltd.	2,792	363
*	State Bank of India	81,983	361
	Mphasis Ltd.	26,879	360
*	Future Retail Ltd.	65,433	352
	Castrol India Ltd.	158,847	341
	Voltas Ltd.	34,114	340
	Cholamandalam Investment and Finance Co. Ltd.	76,705	329
	Bharat Forge Ltd.	51,384	328
*	Adani Transmission Ltd.	84,325	326
	Muthoot Finance Ltd.	32,648	325
	Bharat Electronics Ltd.	195,053	324
	NMDC Ltd.	203,655	323
	Cadila Healthcare Ltd.	90,510	321
	Indiabulls Housing Finance Ltd.	108,312	314
	AIA Engineering Ltd.	12,648	309
*	Fortis Healthcare Ltd.	149,024	308
	MRF Ltd.	331	306
	PI Industries Ltd.	14,988	302
*	Oracle Financial Services Software Ltd.	6,643	294
*	Tata Motors Ltd. Class A	253,779	292
*	Bank of Baroda	210,403	288
*	Power Finance Corp. Ltd.	183,340	282
*	Adani Power Ltd.	300,870	280
	Kansai Nerolac Paints Ltd.	35,036	274
	Gillette India Ltd.	2,396	274
	Tata Global Beverages Ltd.	61,078	273
	Tata Power Co. Ltd.	326,317	273
	ACC Ltd.	12,109	268
	Bata India Ltd.	10,459	266
	Whirlpool of India Ltd.	8,466	262
	Adani Enterprises Ltd.	91,233	256
2	Larsen & Toubro Infotech Ltd.	10,351	251
*	Godrej Properties Ltd.	17,355	244
	Supreme Industries Ltd.	14,767	242
	TVS Motor Co. Ltd.	35,146	241
	Pfizer Ltd.	4,184	239
	L&T Finance Holdings Ltd.	177,041	238
*	Max Financial Services Ltd.	41,572	238
*	Embassy Office Parks REIT	40,800	237
*,2	Reliance Nippon Life Asset Management Ltd.	46,479	237
	Sun TV Network Ltd.	31,281	232
	CESC Ltd.	20,476	230
*	Punjab National Bank	247,313	228
	Oil India Ltd.	93,482	226
2	Dr Lal PathLabs Ltd.	9,958	216
	NHPC Ltd.	640,295	212
*	Aditya Birla Fashion and Retail Ltd.	67,561	202
	Natco Pharma Ltd.	23,911	199
*	Jindal Steel & Power Ltd.	120,970	198
	IIFL Wealth Management Ltd.	10,422	195
	Balkrishna Industries Ltd.	15,622	195
*	Hindustan Zinc Ltd.	64,711	194
	Ramco Cements Ltd.	17,456	193
*	Aditya Birla Capital Ltd.	166,880	192
	Apollo Tyres Ltd.	71,220	191
	Torrent Power Ltd.	47,725	188
	Sundaram Finance Ltd.	8,275	188
	City Union Bank Ltd.	62,778	188
	Manappuram Finance Ltd.	78,212	186
	Astral Poly Technik Ltd.	11,783	185
	Cummins India Ltd.	23,634	181

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Bharat Heavy Electricals Ltd.	226,638	180
	Jubilant Life Sciences Ltd.	23,147	180
	Indraprastha Gas Ltd.	32,369	179
2	Godrej Agrovet Ltd.	24,636	178
	Exide Industries Ltd.	63,522	173
	Dalmia Bharat Ltd.	15,102	173
	Sundram Fasteners Ltd.	24,845	171
	Oberoi Realty Ltd.	23,982	171
*	TeamLease Services Ltd.	4,127	171
	Redington India Ltd.	101,779	170
	Glenmark Pharmaceuticals Ltd.	38,015	169
*	GMR Infrastructure Ltd.	570,405	167
	Sanofi India Ltd.	1,742	165
	SRF Ltd.	4,045	165
2	L&T Technology Services Ltd.	7,735	164
	Hexaware Technologies Ltd.	33,864	159
	Thermax Ltd.	9,916	158
	Phoenix Mills Ltd.	15,440	156
	Emami Ltd.	33,903	156
	Ipca Laboratories Ltd.	11,247	155
	PVR Ltd.	6,051	151
*	Vodafone Idea Ltd.	2,755,378	151
*	3M India Ltd.	476	151
	Coromandel International Ltd.	21,928	147
	Edelweiss Financial Services Ltd.	113,186	147
	Escorts Ltd.	15,740	146
	Prestige Estates Projects Ltd.	32,922	140
2	Syngene International Ltd.	29,770	139
	JSW Energy Ltd.	144,094	138
	Steel Authority of India Ltd.	268,026	138
	Symphony Ltd.	7,065	130
	GlaxoSmithKline Pharmaceuticals Ltd.	5,480	128
	Aarti Industries Ltd.	10,292	127
	Relaxo Footwears Ltd.	16,502	127
2	Endurance Technologies Ltd.	8,208	126
	IIFL Finance Ltd.	77,999	125
	Gujarat State Petronet Ltd.	41,538	123
	Mahanagar Gas Ltd.	8,478	122
	Varun Beverages Ltd.	13,848	121
	Minda Industries Ltd.	23,295	121
	Vinati Organics Ltd.	3,870	118
	WABCO India Ltd.	1,338	117
	Gujarat Pipavav Port Ltd.	94,111	115
	V-Guard Industries Ltd.	32,255	113
	Engineers India Ltd.	65,466	110
	Persistent Systems Ltd.	12,422	109
	Cholamandalam Financial Holdings Ltd.	16,493	106
	Bombay Burmah Trading Co.	6,145	103
	EIH Ltd.	43,335	102
	NCC Ltd.	124,641	101
	Gujarat Gas Ltd.	36,686	101
	Bayer CropScience Ltd.	1,959	99
*	Canara Bank	32,748	94
2	PNB Housing Finance Ltd.	12,182	92
	Great Eastern Shipping Co. Ltd.	21,206	90
	KRBL Ltd.	28,058	89
	Tata Communications Ltd.	17,873	89
	Ceat Ltd.	6,232	89
*,2	Quess Corp. Ltd.	12,089	88
	Godrej Industries Ltd.	14,509	85
	TTK Prestige Ltd.	954	84
	Gujarat Mineral Development Corp. Ltd.	90,615	81
	Amara Raja Batteries Ltd.	8,322	80
	National Aluminium Co. Ltd.	123,013	79

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Chambal Fertilizers and Chemicals Ltd.	32,741	79
	Ajanta Pharma Ltd.	5,286	78
	Kajaria Ceramics Ltd.	9,858	78
	Avanti Feeds Ltd.	12,114	77
	NBCC India Ltd.	145,348	77
	Jindal Saw Ltd.	61,019	76
	Welspun Corp. Ltd.	36,272	75
	Vakrangee Ltd.	149,459	75
	Graphite India Ltd.	17,663	71
	Motilal Oswal Financial Services Ltd.	7,994	70
	Welspun India Ltd.	88,190	69
	Sobha Ltd.	11,615	69
	DCB Bank Ltd.	27,263	69
*	Bank of India	68,499	69
*	Just Dial Ltd.	8,188	68
	Alembic Pharmaceuticals Ltd.	8,754	68
	Raymond Ltd.	8,316	68
*	NIIT Technologies Ltd.	3,099	68
	Radico Khaitan Ltd.	15,140	68
*	Gujarat Fluorochemicals Ltd.	6,978	65
	PTC India Ltd.	76,646	64
	HEG Ltd.	4,603	64
	Indiabulls Ventures Ltd.	45,246	64
2	Laurus Labs Ltd.	12,108	63
*	Aavas Financiers Ltd.	2,812	63
*	Sun Pharma Advanced Research Co. Ltd.	32,065	63
	Repco Home Finance Ltd.	15,230	62
	Care Ratings Ltd.	8,295	62
	Finolex Cables Ltd.	11,390	62
	Bajaj Consumer Care Ltd.	16,912	60
*	Equitas Holdings Ltd.	44,263	58
	V-Mart Retail Ltd.	2,082	58
	JM Financial Ltd.	51,633	57
2	Dilip Buildcon Ltd.	9,318	57
*	Indian Bank	29,873	56
	GE T&D India Ltd.	18,902	55
*	IRB Infrastructure Developers Ltd.	48,800	54
	Sterlite Technologies Ltd.	29,075	54
*	Future Consumer Ltd.	143,258	53
	IDFC Ltd.	103,749	51
	Strides Pharma Science Ltd.	9,442	51
	GE Power India Ltd.	4,581	48
*	TV18 Broadcast Ltd.	137,341	48
	Thomas Cook India Ltd.	23,781	45
	Century Textiles & Industries Ltd.	7,450	44
*	Union Bank of India	53,892	43
*	Syndicate Bank	101,228	43
	Rain Industries Ltd.	30,380	42
	Multi Commodity Exchange of India Ltd.	2,593	42
*	Corp. Bank	178,248	41
*,§	Hemisphere Properties India Ltd.	17,873	41
	Karur Vysya Bank Ltd.	51,489	40
	Balrampur Chini Mills Ltd.	17,085	39
*	Mahindra CIE Automotive Ltd.	17,526	37
*	Suzlon Energy Ltd.	946,139	35
	Mangalore Refinery & Petrochemicals Ltd.	45,416	35
	Dish TV India Ltd.	187,498	33
	eClerx Services Ltd.	4,918	31
*	Andhra Bank	123,225	31
*	Allahabad Bank	81,980	31
	India Cements Ltd.	24,791	29
*	CG Power and Industrial Solutions Ltd.	141,656	29
	Sadbhav Engineering Ltd.	14,027	27
*	Central Bank of India	79,029	25

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Arvind Ltd.	35,132	25
*	India Infoline	54,951	23
	Jain Irrigation Systems Ltd.	108,444	23
*	Wockhardt Ltd.	5,121	21
*	Indiabulls Real Estate Ltd.	23,430	18
*	PC Jeweller Ltd.	39,296	18
	South Indian Bank Ltd.	110,194	17
*	Reliance Infrastructure Ltd.	30,091	15
*	Dewan Housing Finance Corp. Ltd.	58,709	14
	Gateway Distriparks Ltd.	10,210	13
*	Shree Renuka Sugars Ltd.	127,350	13
*	Reliance Capital Ltd.	29,023	8
	Kaveri Seed Co. Ltd.	1,052	8
*	Sintex Plastics Technology Ltd.	242,005	6
*	Indian Overseas Bank	27,269	4
*	Housing Development & Infrastructure Ltd.	162,170	4
*	Hindustan Construction Co. Ltd.	14,913	2
*	Aarti Surfactants Ltd.	514	2
*,§	Amtek Auto Ltd.	7,896	—
			196,681
Indonesia (0.2%)
	Bank Central Asia Tbk PT	3,008,104	6,733
	Bank Rakyat Indonesia Persero Tbk PT	16,534,890	4,954
	Telekomunikasi Indonesia Persero Tbk PT	14,502,640	4,232
	Astra International Tbk PT	6,310,830	3,121
	Bank Mandiri Persero Tbk PT	5,881,332	2,940
	Bank Negara Indonesia Persero Tbk PT	2,471,630	1,349
	Unilever Indonesia Tbk PT	361,600	1,126
	Charoen Pokphand Indonesia Tbk PT	2,467,300	1,107
	Semen Indonesia Persero Tbk PT	949,500	856
	Indofood Sukses Makmur Tbk PT	1,490,900	817
	United Tractors Tbk PT	476,660	736
	Indocement Tunggal Prakarsa Tbk PT	467,900	667
	Kalbe Farma Tbk PT	5,850,700	664
	Gudang Garam Tbk PT	147,100	588
	Indofood CBP Sukses Makmur Tbk PT	699,300	579
	Perusahaan Gas Negara Tbk PT	3,567,300	535
	Indah Kiat Pulp & Paper Corp. Tbk PT	893,400	463
	Hanjaya Mandala Sampoerna Tbk PT	2,999,700	455
	Barito Pacific Tbk PT	6,581,500	445
	Ciputra Development Tbk PT	5,047,430	399
	Adaro Energy Tbk PT	3,993,500	372
*	Lippo Karawaci Tbk PT	19,524,292	328
	Pabrik Kertas Tjiwi Kimia Tbk PT	430,000	324
	Pakuwon Jati Tbk PT	7,083,400	315
	Ace Hardware Indonesia Tbk PT	2,595,300	312
	Tower Bersama Infrastructure Tbk PT	667,600	301
	Japfa Comfeed Indonesia Tbk PT	2,204,700	270
	Jasa Marga Persero Tbk PT	677,017	263
	Summarecon Agung Tbk PT	3,044,800	245
*	Vale Indonesia Tbk PT	924,200	244
	Matahari Department Store Tbk PT	887,600	230
*	XL Axiata Tbk PT	890,300	225
	Bukit Asam Tbk PT	1,246,200	200
*	Bumi Serpong Damai Tbk PT	1,980,200	199
*	Bank Tabungan Pensiunan Nasional Syariah Tbk PT	728,600	199
	AKR Corporindo Tbk PT	616,900	174
	Mitra Adiperkasa Tbk PT	2,405,000	171
	Aneka Tambang Tbk	2,541,300	161
*	Alam Sutera Realty Tbk PT	8,146,300	159
	Surya Citra Media Tbk PT	1,789,200	156
*	Kresna Graha Investama Tbk PT	4,091,300	146
	Waskita Karya Persero Tbk PT	1,299,774	144
*	Panin Financial Tbk PT	6,954,600	144

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Bank Tabungan Negara Persero Tbk PT	1,034,500	137
*	Smartfren Telecom Tbk PT	12,110,400	128
*	Medco Energi Internasional Tbk PT	2,538,166	119
*	Bank Pan Indonesia Tbk PT	1,215,500	116
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	812,600	105
*	Sentul City Tbk PT	12,501,167	104
	Surya Semesta Internusa Tbk PT	1,881,900	103
	Indo Tambangraya Megah Tbk PT	108,800	103
	Ramayana Lestari Sentosa Tbk PT	1,190,900	99
	Media Nusantara Citra Tbk PT	1,051,100	98
	Wijaya Karya Persero Tbk PT	623,745	88
*	Trada Alam Minera Tbk PT	10,114,628	78
	Timah Tbk PT	1,216,300	77
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	725,400	70
	Astra Agro Lestari Tbk PT	82,055	67
	PP Persero Tbk PT	528,300	67
*	Agung Podomoro Land Tbk PT	4,271,000	65
*	Salim Ivomas Pratama Tbk PT	2,362,900	59
	Bank Danamon Indonesia Tbk PT	189,500	57
*	Global Mediacom Tbk PT	1,211,000	32
	Adhi Karya Persero Tbk PT	348,200	31
*	Siloam International Hospitals Tbk PT	43,483	22
*	Krakatau Steel Persero Tbk PT	810,647	20
	Bekasi Fajar Industrial Estate Tbk PT	1,002,100	18
*	Eagle High Plantations Tbk PT	2,054,500	18
*	Medco Energi Internasional Tbk PT Warrants Exp. 12/11/2020	256,166	3
			39,932
Ireland (0.1%)
	Kerry Group plc Class A	45,719	5,526
*	ICON plc	17,174	2,523
	Kingspan Group plc	47,763	2,474
	Bank of Ireland Group plc	286,193	1,379
	AIB Group plc	247,840	795
	Glanbia plc	67,035	748
	C&C Group plc	116,065	571
	Green REIT plc	247,899	527
	Hibernia REIT plc	269,351	420
	Cairn Homes plc	258,809	335
	Dalata Hotel Group plc	55,774	330
	Irish Continental Group plc	49,543	237
*	Permanent TSB Group Holdings plc	4,223	6
*,§	Irish Bank Resolution Corp. Ltd.	14,385	—
			15,871
Israel (0.2%)
	Bank Leumi Le-Israel BM	487,409	3,550
*	Nice Ltd.	20,218	3,189
	Bank Hapoalim BM	345,274	2,763
*	Teva Pharmaceutical Industries Ltd.	303,338	2,485
*	Mellanox Technologies Ltd.	15,633	1,762
	Israel Discount Bank Ltd. Class A	370,494	1,693
	Elbit Systems Ltd.	7,917	1,298
	Mizrahi Tefahot Bank Ltd.	44,872	1,113
	Israel Chemicals Ltd.	233,390	1,037
	Azrieli Group Ltd.	11,224	865
*	Tower Semiconductor Ltd.	36,745	812
	Paz Oil Co. Ltd.	3,400	521
*	Bezeq The Israeli Telecommunication Corp. Ltd.	688,384	454
	Strauss Group Ltd.	14,877	451
	Reit 1 Ltd.	69,082	437
	Alony Hetz Properties & Investments Ltd.	29,142	421
*	Airport City Ltd.	22,228	420
	First International Bank Of Israel Ltd.	14,322	393
*	Nova Measuring Instruments Ltd.	10,507	353
	Melisron Ltd.	4,981	302

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Harel Insurance Investments & Financial Services Ltd.	36,575	293
	Shikun & Binui Ltd.	70,237	279
	Amot Investments Ltd.	39,544	278
	Oil Refineries Ltd.	498,717	256
	Gazit-Globe Ltd.	23,638	238
*	Jerusalem Economy Ltd.	55,259	236
*	Israel Corp. Ltd.	1,223	233
	Phoenix Holdings Ltd.	38,113	232
*	Clal Insurance Enterprises Holdings Ltd.	14,817	229
	Delek Group Ltd.	1,800	225
*	Fattal Holdings 1998 Ltd.	1,497	223
	Shapir Engineering and Industry Ltd.	42,926	213
	Shufersal Ltd.	29,240	198
	Electra Ltd.	555	196
*	AFI Properties Ltd.	5,266	188
	FIBI Holdings Ltd.	5,434	179
	Sapiens International Corp. NV	7,890	169
	Sella Capital Real Estate Ltd.	60,221	166
	Menora Mivtachim Holdings Ltd.	10,111	162
	Matrix IT Ltd.	8,201	151
	Bayside Land Corp.	210	141
	Hilan Ltd.	3,172	140
	Big Shopping Centers Ltd.	1,527	138
	Migdal Insurance & Financial Holding Ltd.	122,731	127
*	Partner Communications Co. Ltd.	25,426	115
	Kenon Holdings Ltd.	5,004	110
*	Allot Ltd.	13,351	104
*	Brack Capital Properties NV	889	101
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,678	94
	IDI Insurance Co. Ltd.	2,463	88
	AudioCodes Ltd.	3,938	83
	Delta Galil Industries Ltd.	3,081	78
	Formula Systems 1985 Ltd.	1,047	70
	Naphtha Israel Petroleum Corp. Ltd.	11,590	65
	Norstar Holdings Inc.	3,315	61
	Gilat Satellite Networks Ltd.	7,449	60
*	Cellcom Israel Ltd. (Registered)	21,946	56
*	Kamada Ltd.	9,329	49
	Property & Building Corp. Ltd.	357	39
	Delek Automotive Systems Ltd.	9,988	39
			30,421
Italy (0.8%)
	Enel SPA	2,457,870	19,050
	Eni SPA	794,027	12,046
	Intesa Sanpaolo SPA (Registered)	4,663,563	11,686
	UniCredit SPA	700,087	8,882
	Assicurazioni Generali SPA	404,849	8,209
	Ferrari NV	38,357	6,143
	Fiat Chrysler Automobiles NV	346,277	5,374
	Atlantia SPA	165,600	4,091
	Snam SPA	703,204	3,610
	CNH Industrial NV	314,103	3,420
	Terna Rete Elettrica Nazionale SPA	448,606	2,965
	Mediobanca Banca di Credito Finanziario SPA	240,448	2,859
	EXOR NV	34,092	2,614
	FinecoBank Banca Fineco SPA	201,340	2,270
	Moncler SPA	58,023	2,239
*	Telecom Italia SPA (Registered)	3,354,183	1,963
	Prysmian SPA	79,400	1,837
2	Poste Italiane SPA	145,369	1,766
	Davide Campari-Milano SPA	185,958	1,706
	Leonardo SPA	127,182	1,478
	Recordati SPA	30,144	1,267
	Hera SPA	275,348	1,180

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	Banco BPM SPA	514,944	1,172
	Telecom Italia SPA (Bearer)	1,946,399	1,127
	A2A SPA	521,098	1,046
	Amplifon SPA	40,295	1,013
	Unione di Banche Italiane SPA	314,846	959
	Tenaris SA	89,144	904
*	Saipem SPA	198,456	901
	Unipol Gruppo SPA	156,783	875
2	Pirelli & C SPA	147,800	854
2	Infrastrutture Wireless Italiane SPA	80,633	828
	DiaSorin SPA	7,245	817
	Banca Mediolanum SPA	91,194	782
	Italgas SPA	120,744	777
	Azimut Holding SPA	36,974	760
	Interpump Group SPA	27,315	749
	Cerved Group SPA	66,811	650
	Iren SPA	205,235	637
	Banca Generali SPA	17,718	578
	BPER Banca	127,904	572
	Freni Brembo SPA	52,273	556
	UnipolSai Assicurazioni SPA	189,497	529
2	Enav SPA	86,759	505
	Salvatore Ferragamo SPA	24,532	459
	Societa Cattolica di Assicurazioni SC	50,964	445
	Buzzi Unicem SPA	18,356	443
	Reply SPA	6,441	420
	ERG SPA	19,633	416
^	IMA Industria Macchine Automatiche SPA	5,943	405
	De’ Longhi SPA	21,041	388
2	Technogym SPA	33,668	371
2	Anima Holding SPA	85,088	369
	Autogrill SPA	36,501	361
	Societa Iniziative Autostradali e Servizi SPA	20,218	350
	Saras SPA	179,414	345
	ASTM SPA	10,810	341
	Banca Popolare di Sondrio SCPA	156,731	313
*,^	Mediaset SPA	104,006	311
	Brunello Cucinelli SPA	9,797	307
	ACEA SPA	14,415	287
	Tamburi Investment Partners SPA	31,859	228
	MARR SPA	10,281	216
^	Tod’s SPA	4,506	214
2	Banca Farmafactoring SPA	34,912	212
2	RAI Way SPA	33,424	206
	Buzzi Unicem SPA Saving Shares	13,277	204
2	Carel Industries SPA	12,368	199
	Piaggio & C SPA	59,240	186
*,^	Juventus Football Club SPA	113,088	177
	CIR-Compagnie Industriali Riunite SPA	152,891	157
	Zignago Vetro SPA	13,478	153
	Credito Emiliano SPA	23,562	136
	Datalogic SPA	8,753	136
2	doValue SPA	11,175	132
	Fincantieri SPA	123,712	131
*,2	OVS SPA	63,114	126
	Danieli & C Officine Meccaniche SPA Saving Shares	11,415	125
	Cairo Communication SPA	48,599	125
	Italmobiliare SPA	4,572	122
^	Maire Tecnimont SPA	45,145	118
	Immobiliare Grande Distribuzione SIIQ SPA	18,415	118
*,^	Banca Monte dei Paschi di Siena SPA	71,774	116
	Banca IFIS SPA	6,213	105
	Danieli & C Officine Meccaniche SPA	5,775	100
	Rizzoli Corriere Della Sera Mediagroup SPA	86,198	89

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	DeA Capital SPA	57,909	88
2	Gima TT SPA	11,085	86
*	Salini Impregilo SPA	41,504	84
*	Arnoldo Mondadori Editore SPA	36,216	81
	Cementir Holding NV	10,694	72
	Falck Renewables SPA	15,972	71
	Biesse SPA	4,125	52
	Geox SPA	10,796	15
			134,957
Japan (7.8%)
	Toyota Motor Corp.	789,594	54,783
	Sony Corp.	393,700	23,964
	Mitsubishi UFJ Financial Group Inc.	3,944,760	20,451
	SoftBank Group Corp.	510,740	19,646
	Keyence Corp.	28,666	18,125
	Takeda Pharmaceutical Co. Ltd.	482,039	17,418
	KDDI Corp.	548,300	15,172
	Honda Motor Co. Ltd.	553,741	14,981
	Sumitomo Mitsui Financial Group Inc.	409,848	14,551
	Shin-Etsu Chemical Co. Ltd.	125,156	13,955
	Recruit Holdings Co. Ltd.	406,710	13,517
	Daiichi Sankyo Co. Ltd.	198,900	13,078
	FANUC Corp.	64,191	12,662
	Mizuho Financial Group Inc.	8,070,907	12,530
	Nintendo Co. Ltd.	33,906	12,436
	Kao Corp.	148,948	11,975
	Daikin Industries Ltd.	82,863	11,597
	Central Japan Railway Co.	56,319	11,553
	Tokio Marine Holdings Inc.	208,952	11,297
	Hitachi Ltd.	291,052	10,863
	Nidec Corp.	73,298	10,791
	Hoya Corp.	116,851	10,327
	East Japan Railway Co.	112,905	10,250
	Astellas Pharma Inc.	589,000	10,109
	NTT DOCOMO Inc.	368,648	10,107
	Shiseido Co. Ltd.	122,000	10,059
	Fast Retailing Co. Ltd.	16,300	10,052
	Mitsubishi Corp.	395,200	10,052
	Nippon Telegraph & Telephone Corp.	196,500	9,755
	Murata Manufacturing Co. Ltd.	178,974	9,745
	Tokyo Electron Ltd.	47,200	9,563
	Seven & i Holdings Co. Ltd.	242,900	9,177
	Mitsui & Co. Ltd.	528,400	9,075
	ITOCHU Corp.	426,628	8,920
	Mitsubishi Electric Corp.	617,240	8,819
	Oriental Land Co. Ltd.	59,100	8,664
	Canon Inc.	313,400	8,600
	Japan Tobacco Inc.	374,182	8,458
	SMC Corp.	18,200	7,863
	Bridgestone Corp.	184,704	7,674
	Mitsui Fudosan Co. Ltd.	292,100	7,473
	Mitsubishi Estate Co. Ltd.	369,191	7,168
	Softbank Corp.	513,661	7,046
	Daiwa House Industry Co. Ltd.	203,500	7,006
	Komatsu Ltd.	287,150	6,724
	Terumo Corp.	202,928	6,623
	Denso Corp.	142,100	6,598
	Suzuki Motor Corp.	135,871	6,415
	Kyocera Corp.	96,100	6,305
	ORIX Corp.	398,460	6,262
	Eisai Co. Ltd.	82,800	5,994
	Asahi Group Holdings Ltd.	118,200	5,919
	Chugai Pharmaceutical Co. Ltd.	67,400	5,672
	Sumitomo Corp.	349,100	5,670

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

		Market
		Value
	Shares	($000)
Dai-ichi Life Holdings Inc.	343,600	5,600
Secom Co. Ltd.	60,187	5,577
Panasonic Corp.	663,359	5,575
Kubota Corp.	347,400	5,518
Subaru Corp.	191,200	5,479
Otsuka Holdings Co. Ltd.	130,300	5,432
Kirin Holdings Co. Ltd.	251,100	5,327
Toshiba Corp.	154,400	5,280
Fujitsu Ltd.	59,440	5,268
Shionogi & Co. Ltd.	87,100	5,228
FUJIFILM Holdings Corp.	112,600	4,943
MS&AD Insurance Group Holdings Inc.	152,556	4,926
Olympus Corp.	356,400	4,849
West Japan Railway Co.	55,800	4,848
Nomura Holdings Inc.	1,027,500	4,670
JXTG Holdings Inc.	966,007	4,515
Sumitomo Realty & Development Co. Ltd.	123,346	4,477
Aeon Co. Ltd.	218,100	4,388
Asahi Kasei Corp.	387,700	4,304
Sompo Holdings Inc.	106,275	4,177
Sumitomo Mitsui Trust Holdings Inc.	112,646	4,105
Unicharm Corp.	120,600	4,087
Sysmex Corp.	61,634	4,022
Shimano Inc.	24,100	4,011
Sekisui House Ltd.	183,600	3,959
Nissan Motor Co. Ltd.	621,201	3,920
Japan Post Holdings Co. Ltd.	421,315	3,867
Bandai Namco Holdings Inc.	61,900	3,806
TDK Corp.	38,100	3,759
Nippon Steel Corp.	254,458	3,714
Mitsubishi Heavy Industries Ltd.	89,387	3,617
Nitori Holdings Co. Ltd.	23,600	3,592
Omron Corp.	60,100	3,516
Sumitomo Electric Industries Ltd.	247,100	3,389
Marubeni Corp.	479,528	3,375
M3 Inc.	138,138	3,310
Toray Industries Inc.	467,300	3,302
Chubu Electric Power Co. Inc.	217,170	3,258
Kintetsu Group Holdings Co. Ltd.	58,900	3,210
Tokyo Gas Co. Ltd.	131,100	3,200
Toyota Industries Corp.	52,500	3,150
NEC Corp.	79,300	3,143
Yaskawa Electric Corp.	82,363	3,133
Mitsubishi Chemical Holdings Corp.	404,484	3,083
Tokyu Corp.	161,400	3,053
Ajinomoto Co. Inc.	160,300	3,048
MEIJI Holdings Co. Ltd.	41,934	3,023
Advantest Corp.	64,189	2,921
Resona Holdings Inc.	670,706	2,917
Japan Exchange Group Inc.	170,500	2,815
Hankyu Hanshin Holdings Inc.	70,100	2,805
Kikkoman Corp.	58,050	2,792
Nitto Denko Corp.	49,400	2,733
Daito Trust Construction Co. Ltd.	20,552	2,724
Makita Corp.	80,000	2,690
Inpex Corp.	289,900	2,680
Nippon Paint Holdings Co. Ltd.	49,000	2,669
Obic Co. Ltd.	21,200	2,654
Kansai Electric Power Co. Inc.	227,400	2,653
NTT Data Corp.	200,000	2,626
Ono Pharmaceutical Co. Ltd.	138,100	2,601
MINEBEA MITSUMI Inc.	136,584	2,594
Dai Nippon Printing Co. Ltd.	97,000	2,591
Sumitomo Metal Mining Co. Ltd.	76,600	2,562

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Pan Pacific International Holdings Corp.	161,600	2,544
	Z Holdings Corp.	826,200	2,544
	Toyota Tsusho Corp.	72,900	2,515
	Taisei Corp.	63,699	2,512
	Dentsu Inc.	69,849	2,497
	Odakyu Electric Railway Co. Ltd.	100,900	2,456
	Osaka Gas Co. Ltd.	125,400	2,452
	Yamaha Corp.	52,000	2,422
	Rakuten Inc.	251,000	2,393
	Keio Corp.	38,100	2,357
*	Tokyo Electric Power Co. Holdings Inc.	494,700	2,291
	Aisin Seiki Co. Ltd.	57,300	2,287
	Shimadzu Corp.	85,300	2,278
	Daiwa Securities Group Inc.	506,000	2,274
	Rohm Co. Ltd.	28,700	2,274
	Idemitsu Kosan Co. Ltd.	77,214	2,270
	Obayashi Corp.	220,100	2,265
	Sumitomo Chemical Co. Ltd.	487,692	2,231
	Yakult Honsha Co. Ltd.	38,919	2,230
	MISUMI Group Inc.	88,300	2,220
	Tobu Railway Co. Ltd.	64,900	2,166
	JFE Holdings Inc.	170,500	2,133
	AGC Inc.	60,500	2,127
	Kajima Corp.	148,700	2,044
	Disco Corp.	9,200	2,008
	Santen Pharmaceutical Co. Ltd.	113,100	2,003
	TOTO Ltd.	48,400	1,976
	Trend Micro Inc.	38,500	1,943
	T&D Holdings Inc.	173,600	1,934
	Sekisui Chemical Co. Ltd.	110,700	1,930
	Isuzu Motors Ltd.	165,920	1,928
	Ricoh Co. Ltd.	214,600	1,911
	Koito Manufacturing Co. Ltd.	36,300	1,899
	Yamato Holdings Co. Ltd.	112,900	1,894
	Nagoya Railroad Co. Ltd.	59,500	1,891
	FamilyMart Co. Ltd.	73,284	1,818
	Keisei Electric Railway Co. Ltd.	44,200	1,807
	Nissan Chemical Corp.	43,500	1,786
	Suntory Beverage & Food Ltd.	41,300	1,766
	Yamaha Motor Co. Ltd.	90,200	1,765
	Lion Corp.	84,000	1,758
	SG Holdings Co. Ltd.	70,600	1,748
	Nomura Research Institute Ltd.	82,069	1,742
	Mazda Motor Corp.	188,600	1,731
	Kyushu Railway Co.	52,324	1,729
	Nissin Foods Holdings Co. Ltd.	22,600	1,707
	Shimizu Corp.	181,800	1,695
	Asahi Intecc Co. Ltd.	61,400	1,689
	Kose Corp.	9,500	1,684
	Nisshin Seifun Group Inc.	83,820	1,662
	Ryohin Keikaku Co. Ltd.	74,570	1,660
	Tohoku Electric Power Co. Inc.	159,800	1,642
	Kobayashi Pharmaceutical Co. Ltd.	20,400	1,631
	Daifuku Co. Ltd.	30,600	1,624
	Toppan Printing Co. Ltd.	87,600	1,620
	LIXIL Group Corp.	86,900	1,616
	Pigeon Corp.	32,860	1,604
	Hikari Tsushin Inc.	7,300	1,600
	SBI Holdings Inc.	73,340	1,595
*	Renesas Electronics Corp.	234,607	1,588
	Marui Group Co. Ltd.	70,900	1,576
	Hamamatsu Photonics KK	40,500	1,573
	Keikyu Corp.	78,900	1,571
	Kansai Paint Co. Ltd.	64,900	1,563

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Kyushu Electric Power Co. Inc.	154,900	1,548
	Oji Holdings Corp.	299,200	1,547
	Concordia Financial Group Ltd.	378,579	1,544
	TIS Inc.	25,200	1,528
*	Nexon Co. Ltd.	131,524	1,524
	Kyowa Kirin Co. Ltd.	82,700	1,522
	Toho Co. Ltd. (Tokyo)	37,600	1,518
	Nippon Shinyaku Co. Ltd.	16,700	1,507
	Hoshizaki Corp.	17,682	1,503
	Keihan Holdings Co. Ltd.	31,800	1,502
	Brother Industries Ltd.	78,800	1,481
	Yokogawa Electric Corp.	80,600	1,477
	Nippon Express Co. Ltd.	24,800	1,415
	Konami Holdings Corp.	31,800	1,396
	Hirose Electric Co. Ltd.	11,021	1,388
	Nikon Corp.	108,700	1,386
	Kuraray Co. Ltd.	116,400	1,385
	Tsuruha Holdings Inc.	12,300	1,384
	Otsuka Corp.	34,200	1,379
*	PeptiDream Inc.	27,200	1,365
	Japan Post Bank Co. Ltd.	137,035	1,363
	Showa Denko KK	48,500	1,361
	Alps Alpine Co. Ltd.	63,267	1,356
	Mitsui Chemicals Inc.	56,700	1,348
	Tokyu Fudosan Holdings Corp.	202,986	1,346
	USS Co. Ltd.	69,400	1,344
^	ZOZO Inc.	57,700	1,344
	Fuji Electric Co. Ltd.	42,277	1,344
	Hitachi High-Technologies Corp.	21,500	1,338
	Suzuken Co. Ltd.	24,860	1,327
	NSK Ltd.	142,600	1,326
	SUMCO Corp.	79,726	1,324
	NH Foods Ltd.	31,400	1,319
	Nihon M&A Center Inc.	42,900	1,304
	Sojitz Corp.	412,348	1,298
	Seiko Epson Corp.	90,900	1,285
	Alfresa Holdings Corp.	57,500	1,284
	Tosoh Corp.	93,690	1,283
	NGK Insulators Ltd.	83,400	1,281
	NGK Spark Plug Co. Ltd.	63,100	1,279
	Toyo Suisan Kaisha Ltd.	30,100	1,267
	Stanley Electric Co. Ltd.	45,500	1,259
	Chugoku Electric Power Co. Inc.	94,500	1,259
	Shizuoka Bank Ltd.	165,500	1,258
	Nabtesco Corp.	39,400	1,254
	Amada Holdings Co. Ltd.	109,600	1,248
	Electric Power Development Co. Ltd.	51,300	1,246
	Hulic Co. Ltd.	114,400	1,242
	Haseko Corp.	94,500	1,219
	Square Enix Holdings Co. Ltd.	25,300	1,204
	Teijin Ltd.	59,900	1,200
	Azbil Corp.	43,000	1,197
	Sohgo Security Services Co. Ltd.	21,900	1,190
	Skylark Holdings Co. Ltd.	64,851	1,177
	ANA Holdings Inc.	34,200	1,174
	Seibu Holdings Inc.	66,388	1,172
	Yamada Denki Co. Ltd.	238,672	1,154
	Mitsubishi Materials Corp.	39,834	1,145
	JSR Corp.	60,600	1,138
	Taiheiyo Cement Corp.	40,100	1,134
	Hakuhodo DY Holdings Inc.	75,800	1,131
	Toho Gas Co. Ltd.	29,000	1,130
	Japan Airlines Co. Ltd.	36,100	1,125
	THK Co. Ltd.	39,000	1,121

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Hitachi Chemical Co. Ltd.	34,000	1,119
	Konica Minolta Inc.	150,600	1,105
	Persol Holdings Co. Ltd.	57,500	1,104
	Casio Computer Co. Ltd.	67,400	1,094
	MediPal Holdings Corp.	47,700	1,090
	Hisamitsu Pharmaceutical Co. Inc.	23,300	1,084
^	Taiyo Yuden Co. Ltd.	41,000	1,084
	Kawasaki Heavy Industries Ltd.	45,100	1,082
	Chiba Bank Ltd.	199,000	1,082
	IHI Corp.	43,800	1,079
	Sumitomo Heavy Industries Ltd.	34,600	1,075
	Sony Financial Holdings Inc.	49,900	1,074
	Taiyo Nippon Sanso Corp.	45,800	1,072
	JGC Holdings Corp.	73,900	1,069
	Kakaku.com Inc.	45,968	1,067
	Coca-Cola Bottlers Japan Holdings Inc.	45,775	1,039
	Fukuoka Financial Group Inc.	53,464	1,031
	MonotaRO Co. Ltd.	33,772	1,020
	COMSYS Holdings Corp.	34,498	1,018
	GMO Payment Gateway Inc.	13,806	1,017
	Welcia Holdings Co. Ltd.	17,400	1,000
	Taisho Pharmaceutical Holdings Co. Ltd.	14,000	996
	Miura Co. Ltd.	32,700	985
	Kurita Water Industries Ltd.	34,200	985
	J Front Retailing Co. Ltd.	77,300	983
	Mitsui OSK Lines Ltd.	35,939	979
	Sumitomo Dainippon Pharma Co. Ltd.	55,900	976
	Rohto Pharmaceutical Co. Ltd.	32,400	973
	Ebara Corp.	32,800	970
	Shinsei Bank Ltd.	62,103	968
	Aozora Bank Ltd.	37,690	967
	Nippon Yusen KK	53,100	954
	Mitsubishi Motors Corp.	207,500	947
	Asics Corp.	55,000	944
	Sega Sammy Holdings Inc.	67,000	943
	Matsumotokiyoshi Holdings Co. Ltd.	26,500	933
	Oracle Corp. Japan	10,500	923
	CyberAgent Inc.	28,392	923
	Japan Post Insurance Co. Ltd.	58,378	921
	Bank of Kyoto Ltd.	23,100	914
	House Foods Group Inc.	24,000	910
^	Anritsu Corp.	47,700	910
	Goldwin Inc.	11,800	904
	Tokyo Tatemono Co. Ltd.	63,500	903
	Lasertec Corp.	12,500	899
	JTEKT Corp.	70,300	897
	Nankai Electric Railway Co. Ltd.	34,500	897
	Hitachi Construction Machinery Co. Ltd.	34,600	893
	Ito En Ltd.	18,300	892
	Isetan Mitsukoshi Holdings Ltd.	111,800	892
	Horiba Ltd.	13,200	891
	Lawson Inc.	16,100	888
	SCREEN Holdings Co. Ltd.	12,700	882
	Air Water Inc.	46,800	876
	Kyowa Exeo Corp.	34,200	870
	Mitsubishi Tanabe Pharma Corp.	71,900	861
	Itochu Techno-Solutions Corp.	31,900	859
	Nomura Real Estate Holdings Inc.	36,200	858
	Nichirei Corp.	37,300	857
	Denka Co. Ltd.	29,500	851
	Sankyu Inc.	16,600	844
	Mitsubishi Gas Chemical Co. Inc.	59,200	835
	Mitsubishi UFJ Lease & Finance Co. Ltd.	135,800	834
	Calbee Inc.	24,500	819

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Relo Group Inc.	33,453	819
	Daicel Corp.	91,200	815
^	Park24 Co. Ltd.	34,200	808
	Mebuki Financial Group Inc.	315,550	802
	Rinnai Corp.	10,900	801
	Ezaki Glico Co. Ltd.	17,100	794
	Ibiden Co. Ltd.	34,200	790
	Hino Motors Ltd.	82,500	780
	Kewpie Corp.	34,300	779
	Hitachi Metals Ltd.	61,200	768
	Toyo Seikan Group Holdings Ltd.	48,400	765
	Nihon Kohden Corp.	25,400	760
	TechnoPro Holdings Inc.	12,300	757
	Sumitomo Rubber Industries Ltd.	56,372	747
	Japan Airport Terminal Co. Ltd.	15,100	746
	Credit Saison Co. Ltd.	50,900	737
	NOF Corp.	21,800	736
	Capcom Co. Ltd.	31,000	732
	Iida Group Holdings Co. Ltd.	43,497	725
	NET One Systems Co. Ltd.	26,800	723
	DIC Corp.	25,200	722
	Sanwa Holdings Corp.	61,700	722
	Kamigumi Co. Ltd.	31,500	712
	Nihon Unisys Ltd.	21,500	710
	Yokohama Rubber Co. Ltd.	31,300	699
	K’s Holdings Corp.	59,968	685
	Tokyo Century Corp.	14,820	684
	Sawai Pharmaceutical Co. Ltd.	12,000	677
	Zenkoku Hosho Co. Ltd.	16,200	676
	Zensho Holdings Co. Ltd.	31,900	675
	Yamazaki Baking Co. Ltd.	39,500	673
	Seven Bank Ltd.	229,600	666
	Nifco Inc.	25,202	665
	Ulvac Inc.	15,200	665
	Ube Industries Ltd.	30,900	662
	Sundrug Co. Ltd.	19,900	659
	Shimamura Co. Ltd.	7,700	652
	Sotetsu Holdings Inc.	24,500	651
	DeNA Co. Ltd.	37,900	646
	Tokuyama Corp.	24,100	644
	Amano Corp.	21,600	639
	SCSK Corp.	12,500	636
^	Tokai Carbon Co. Ltd.	62,800	634
	Fancl Corp.	22,400	633
	Sugi Holdings Co. Ltd.	11,400	633
	Nippon Kayaku Co. Ltd.	52,000	632
	Mabuchi Motor Co. Ltd.	15,500	628
	Hachijuni Bank Ltd.	144,700	622
	Kagome Co. Ltd.	24,500	618
	Sumitomo Forestry Co. Ltd.	42,400	615
	Sharp Corp.	53,429	613
	OKUMA Corp.	10,100	603
	Benesse Holdings Inc.	22,500	602
	Seino Holdings Co. Ltd.	46,600	599
	SHO-BOND Holdings Co. Ltd.	15,200	590
	Morinaga & Co. Ltd.	11,900	588
	Kaneka Corp.	17,600	586
	Nippon Shokubai Co. Ltd.	9,500	586
	Nippon Electric Glass Co. Ltd.	25,800	581
	Aeon Mall Co. Ltd.	36,272	580
	Sushiro Global Holdings Ltd.	8,400	578
	Daiichikosho Co. Ltd.	12,100	575
	Kinden Corp.	38,000	572
	Ship Healthcare Holdings Inc.	13,200	563

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Tsumura & Co.	20,300	559
	Furukawa Electric Co. Ltd.	20,000	559
	Penta-Ocean Construction Co. Ltd.	91,000	558
*	LINE Corp.	15,170	558
	Sankyo Co. Ltd.	15,900	556
	AEON Financial Service Co. Ltd.	36,500	556
	OSG Corp.	26,000	556
	Nishi-Nippon Railroad Co. Ltd.	23,800	552
	Sapporo Holdings Ltd.	21,800	548
	Mitsui Mining & Smelting Co. Ltd.	19,600	548
	Takara Holdings Inc.	55,100	547
	Toyoda Gosei Co. Ltd.	23,200	543
	Mitsubishi Logistics Corp.	21,200	538
	Yoshinoya Holdings Co. Ltd.	23,100	537
	Cosmos Pharmaceutical Corp.	2,600	537
	Sumitomo Osaka Cement Co. Ltd.	12,300	537
^	Daido Steel Co. Ltd.	12,300	537
	Morinaga Milk Industry Co. Ltd.	13,800	537
	Nippon Suisan Kaisha Ltd.	92,600	530
	Maruichi Steel Tube Ltd.	19,400	530
	Takashimaya Co. Ltd.	45,500	528
	ABC-Mart Inc.	7,700	528
	Ushio Inc.	35,000	523
	Shikoku Electric Power Co. Inc.	52,400	519
	Infomart Corp.	34,400	518
	Aica Kogyo Co. Ltd.	16,300	518
	Pola Orbis Holdings Inc.	22,900	517
	TS Tech Co. Ltd.	16,100	516
	Topcon Corp.	37,300	514
	Kaken Pharmaceutical Co. Ltd.	10,400	510
	Kobe Steel Ltd.	94,800	510
	Chugoku Bank Ltd.	51,900	507
	Yamaguchi Financial Group Inc.	72,000	505
	DMG Mori Co. Ltd.	31,100	504
	Mani Inc.	18,900	499
	Kyushu Financial Group Inc.	123,470	498
	NOK Corp.	31,800	498
	Hazama Ando Corp.	63,800	494
	Ain Holdings Inc.	8,600	492
	Rengo Co. Ltd.	67,800	492
	Acom Co. Ltd.	122,100	491
	Open House Co. Ltd.	18,800	480
	Bic Camera Inc.	44,000	480
	Zeon Corp.	42,000	478
	Nippon Paper Industries Co. Ltd.	27,700	477
	Pilot Corp.	11,600	470
	Tokyo Ohka Kogyo Co. Ltd.	11,800	467
	Cosmo Energy Holdings Co. Ltd.	21,800	466
	Iwatani Corp.	13,400	465
	PALTAC Corp.	9,600	463
	Unizo Holdings Co. Ltd.	10,000	461
	Sumitomo Bakelite Co. Ltd.	11,100	460
	Fuji Corp.	27,500	457
	en-japan Inc.	10,700	453
	Hiroshima Bank Ltd.	88,500	451
	Izumi Co. Ltd.	11,900	448
	Nagase & Co. Ltd.	29,500	446
	Justsystems Corp.	10,800	444
	Toda Corp.	71,000	444
	Dowa Holdings Co. Ltd.	12,800	442
	Maeda Corp.	47,200	438
	Toyo Tire Corp.	31,400	438
	GS Yuasa Corp.	24,000	438
	Shimachu Co. Ltd.	16,100	437

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	FP Corp.	7,000	435
	Glory Ltd.	14,700	433
	Miraca Holdings Inc.	18,300	432
	Kureha Corp.	6,700	428
	SMS Co. Ltd.	17,400	427
	Okumura Corp.	15,000	425
	Koei Tecmo Holdings Co. Ltd.	18,240	421
	Wacoal Holdings Corp.	16,000	421
*	Kawasaki Kisen Kaisha Ltd.	27,899	415
	Nipro Corp.	35,400	415
	Citizen Watch Co. Ltd.	77,800	414
	Kotobuki Spirits Co. Ltd.	6,000	413
	NSD Co. Ltd.	13,390	413
	Ariake Japan Co. Ltd.	5,300	411
	Sangetsu Corp.	21,700	410
	Kumagai Gumi Co. Ltd.	13,300	410
	NTN Corp.	132,000	409
	ADEKA Corp.	28,500	408
	Gunma Bank Ltd.	121,200	408
	Kenedix Inc.	73,400	400
^	Sanrio Co. Ltd.	19,892	399
	Kyudenko Corp.	12,200	399
	Fuji Oil Holdings Inc.	13,200	397
	Shochiku Co. Ltd.	2,700	396
	Tokyo Seimitsu Co. Ltd.	12,200	392
	Kokuyo Co. Ltd.	26,700	392
	Digital Garage Inc.	11,900	390
	JCR Pharmaceuticals Co. Ltd.	5,000	385
	Iyo Bank Ltd.	72,800	385
	Hanwa Co. Ltd.	13,200	385
	Milbon Co. Ltd.	7,000	383
	Shiga Bank Ltd.	15,800	381
	Fukuyama Transporting Co. Ltd.	10,600	380
	Japan Steel Works Ltd.	18,000	379
	Mirait Holdings Corp.	23,400	376
	Kusuri no Aoki Holdings Co. Ltd.	5,000	373
	Toagosei Co. Ltd.	33,500	371
	Fuji Seal International Inc.	14,900	370
	Fujikura Ltd.	79,400	368
	Kansai Mirai Financial Group Inc.	56,538	368
	Tsubakimoto Chain Co.	10,700	366
	Meitec Corp.	7,000	365
	Benefit One Inc.	18,000	364
	Showa Corp.	17,300	361
	Kanematsu Corp.	29,400	358
	Nikkon Holdings Co. Ltd.	14,700	357
*	Hokuriku Electric Power Co.	50,100	357
	Nichias Corp.	16,900	357
	Kyoritsu Maintenance Co. Ltd.	7,972	353
	NHK Spring Co. Ltd.	43,100	352
	Sumitomo Mitsui Construction Co. Ltd.	61,520	349
	Oki Electric Industry Co. Ltd.	25,900	348
	Systena Corp.	24,000	345
	Keihin Corp.	14,400	342
	Nippon Gas Co. Ltd.	12,000	340
	Outsourcing Inc.	31,500	339
	Colowide Co. Ltd.	17,400	337
	77 Bank Ltd.	21,400	337
	Nisshinbo Holdings Inc.	40,100	334
	Hokuhoku Financial Group Inc.	34,000	333
	Fuyo General Lease Co. Ltd.	5,100	332
	Toho Holdings Co. Ltd.	13,100	332
	cocokara fine Inc.	6,000	331
	Fujitec Co. Ltd.	22,700	330

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Hitachi Transport System Ltd.	11,600	330
	Nihon Parkerizing Co. Ltd.	28,000	328
	Makino Milling Machine Co. Ltd.	6,600	328
	ZERIA Pharmaceutical Co. Ltd.	17,400	328
	Inaba Denki Sangyo Co. Ltd.	7,100	326
	Nishi-Nippon Financial Holdings Inc.	44,000	326
	Hitachi Capital Corp.	14,500	325
	Tadano Ltd.	35,700	324
	Maeda Road Construction Co. Ltd.	15,000	323
	Daiseki Co. Ltd.	10,900	317
	Toyobo Co. Ltd.	23,400	316
	NS Solutions Corp.	9,300	316
	Tomy Co. Ltd.	29,100	316
	Canon Marketing Japan Inc.	14,900	315
^	Katitas Co. Ltd.	7,300	315
	KH Neochem Co. Ltd.	12,900	314
	Toshiba TEC Corp.	8,700	314
	Macnica Fuji Electronics Holdings Inc.	18,500	314
	Japan Lifeline Co. Ltd.	20,200	311
	Daishi Hokuetsu Financial Group Inc.	12,250	310
	H2O Retailing Corp.	27,300	310
	Toyo Ink SC Holdings Co. Ltd.	12,600	307
	Nippon Light Metal Holdings Co. Ltd.	157,600	307
	Takara Bio Inc.	15,000	306
	Jeol Ltd.	11,500	305
	TOKAI Holdings Corp.	30,800	302
	Tokai Rika Co. Ltd.	15,600	301
	As One Corp.	3,600	301
	Elecom Co. Ltd.	7,700	299
	Sumitomo Warehouse Co. Ltd.	22,000	298
	Japan Aviation Electronics Industry Ltd.	16,000	298
	GMO internet Inc.	17,700	297
	Japan Petroleum Exploration Co. Ltd.	11,600	297
	DTS Corp.	14,000	297
	Japan Elevator Service Holdings Co. Ltd.	10,900	295
	Yaoko Co. Ltd.	6,300	294
	Resorttrust Inc.	18,400	294
	Nishimatsu Construction Co. Ltd.	14,100	294
	Mochida Pharmaceutical Co. Ltd.	7,342	293
	Jafco Co. Ltd.	7,800	293
	Toei Co. Ltd.	2,100	291
	HIS Co. Ltd.	11,200	291
	Duskin Co. Ltd.	10,900	290
	Ogaki Kyoritsu Bank Ltd.	12,000	289
	Takasago Thermal Engineering Co. Ltd.	15,900	288
	Hokkaido Electric Power Co. Inc.	54,800	288
	JINS Holdings Inc.	4,600	287
	Central Glass Co. Ltd.	11,900	287
	Iriso Electronics Co. Ltd.	5,800	287
	Sakata Seed Corp.	8,600	285
	Takuma Co. Ltd.	23,800	283
	Morita Holdings Corp.	16,900	283
	Fuji Soft Inc.	6,500	283
	GungHo Online Entertainment Inc.	13,070	283
	Mizuho Leasing Co. Ltd.	10,000	282
	Toyota Boshoku Corp.	19,100	281
	Totetsu Kogyo Co. Ltd.	9,000	281
	Lintec Corp.	13,300	279
	Kandenko Co. Ltd.	29,500	279
	KOMEDA Holdings Co. Ltd.	14,300	278
	Tokyo Dome Corp.	31,500	278
	Shima Seiki Manufacturing Ltd.	11,600	277
	EDION Corp.	27,900	277
	Fujitsu General Ltd.	15,300	276

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Exedy Corp.	11,700	276
	Taiyo Holdings Co. Ltd.	7,600	275
	Maruha Nichiro Corp.	10,500	273
	Heiwa Real Estate Co. Ltd.	11,200	270
	Heiwa Corp.	13,100	270
	Kumiai Chemical Industry Co. Ltd.	28,963	268
	Kameda Seika Co. Ltd.	5,949	268
	Yamato Kogyo Co. Ltd.	10,300	267
	Nippo Corp.	13,000	267
	Senko Group Holdings Co. Ltd.	33,200	267
	Megmilk Snow Brand Co. Ltd.	11,100	267
	Nomura Co. Ltd.	21,600	267
	Nippon Seiki Co. Ltd.	17,200	266
	TKC Corp.	6,300	265
^	Daio Paper Corp.	19,900	265
	San-A Co. Ltd.	5,600	265
	Matsui Securities Co. Ltd.	31,800	262
	Adastria Co. Ltd.	10,640	262
	Autobacs Seven Co. Ltd.	15,800	261
	Orient Corp.	178,500	261
	Mandom Corp.	9,400	260
	Shinmaywa Industries Ltd.	21,100	260
	Nisshin Oillio Group Ltd.	7,400	259
	Trusco Nakayama Corp.	10,700	259
	Taikisha Ltd.	7,900	256
	Starts Corp. Inc.	9,900	255
*,^	Suruga Bank Ltd.	58,500	254
	Kissei Pharmaceutical Co. Ltd.	9,848	254
	Ichigo Inc.	63,600	253
	Nojima Corp.	14,200	252
	Fuji Kyuko Co. Ltd.	6,300	252
	Aoyama Trading Co. Ltd.	14,200	250
	Daiwabo Holdings Co. Ltd.	5,700	249
	Nippon Densetsu Kogyo Co. Ltd.	11,500	249
	Tokyo Steel Manufacturing Co. Ltd.	30,900	249
	Prestige International Inc.	30,000	248
	Kiyo Bank Ltd.	16,007	247
	Create Restaurants Holdings Inc.	14,300	246
	Musashi Seimitsu Industry Co. Ltd.	17,600	244
	Nachi-Fujikoshi Corp.	5,100	244
	Gunze Ltd.	5,600	244
	San-In Godo Bank Ltd.	41,400	243
	Japan Material Co. Ltd.	17,200	241
	Sintokogio Ltd.	24,900	240
	Asahi Holdings Inc.	10,300	240
	Nissin Kogyo Co. Ltd.	11,700	240
	Okamoto Industries Inc.	6,200	239
	Eizo Corp.	6,400	238
^	Kanamoto Co. Ltd.	8,900	238
	Nitta Corp.	8,100	236
*	Mitsui E&S Holdings Co. Ltd.	23,300	236
	Funai Soken Holdings Inc.	9,750	235
	Round One Corp.	18,200	235
	Okamura Corp.	23,400	235
	Meidensha Corp.	12,200	234
	Hogy Medical Co. Ltd.	7,000	234
	Sanki Engineering Co. Ltd.	19,100	233
	United Arrows Ltd.	7,600	232
	Noevir Holdings Co. Ltd.	4,300	232
	Okinawa Electric Power Co. Inc.	13,821	229
	Keiyo Bank Ltd.	36,500	229
	Nichiha Corp.	7,900	227
	Topre Corp.	13,000	226
	Itoham Yonekyu Holdings Inc.	34,872	225

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	CKD Corp.	16,000	225
	Anicom Holdings Inc.	6,100	224
	Raito Kogyo Co. Ltd.	14,100	224
	Awa Bank Ltd.	9,400	224
	Nikkiso Co. Ltd.	20,700	224
	Showa Sangyo Co. Ltd.	7,700	224
	Ohsho Food Service Corp.	3,700	224
	Mitsubishi Pencil Co. Ltd.	14,100	223
	Paramount Bed Holdings Co. Ltd.	5,800	222
	Nissan Shatai Co. Ltd.	24,000	221
^	Atom Corp.	23,949	221
	Menicon Co. Ltd.	6,200	219
	Valor Holdings Co. Ltd.	12,800	218
	Shoei Co. Ltd.	5,000	218
	Unipres Corp.	13,300	218
	Komeri Co. Ltd.	10,100	216
*,^	Aiful Corp.	92,800	216
	Ichibanya Co. Ltd.	4,600	215
	Modec Inc.	7,800	214
	OBIC Business Consultants Co. Ltd.	5,300	212
	Broadleaf Co. Ltd.	37,300	210
	Maruwa Co. Ltd.	3,200	209
	Optex Group Co. Ltd.	13,600	208
	BML Inc.	7,100	208
	Joyful Honda Co. Ltd.	16,388	208
	Towa Pharmaceutical Co. Ltd.	8,100	208
	Nitto Boseki Co. Ltd.	6,800	207
*	euglena Co. Ltd.	24,300	206
	Hyakugo Bank Ltd.	64,000	206
*,^	Leopalace21 Corp.	75,300	205
	Shikoku Chemicals Corp.	17,500	205
	Nippon Sheet Glass Co. Ltd.	32,774	205
	Solasto Corp.	18,000	205
	Tsukishima Kikai Co. Ltd.	13,300	205
	Pressance Corp.	12,500	204
	Internet Initiative Japan Inc.	8,600	204
	Nishimatsuya Chain Co. Ltd.	22,900	204
	Kato Sangyo Co. Ltd.	6,400	203
	Idec Corp.	10,000	203
	Saibu Gas Co. Ltd.	8,800	203
	Nippon Soda Co. Ltd.	7,600	202
	S Foods Inc.	7,500	202
	Koshidaka Holdings Co. Ltd.	13,904	202
	Max Co. Ltd.	11,000	202
	Axial Retailing Inc.	5,199	201
	Daihen Corp.	6,400	201
	DCM Holdings Co. Ltd.	20,200	200
	Kitz Corp.	29,200	199
^	Toridoll Holdings Corp.	8,700	199
	Nichi-iko Pharmaceutical Co. Ltd.	16,950	199
	Nagaileben Co. Ltd.	8,300	198
	Chugoku Marine Paints Ltd.	20,400	197
	Hokuetsu Corp.	38,700	197
	Onward Holdings Co. Ltd.	34,000	197
	Kadokawa Corp.	13,736	196
	Nichicon Corp.	19,800	195
	Key Coffee Inc.	9,000	194
	Hokkoku Bank Ltd.	6,900	194
	Monogatari Corp.	2,236	193
	Prima Meat Packers Ltd.	7,800	193
	Nippon Flour Mills Co. Ltd.	12,000	193
	Nippon Steel Trading Corp.	4,600	193
	Fuji Co. Ltd.	10,700	193
	Yondoshi Holdings Inc.	7,900	192

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	KYORIN Holdings Inc.	10,900	191
	Yuasa Trading Co. Ltd.	6,100	189
	Nippon Signal Company Ltd.	16,400	189
*	KYB Corp.	5,900	188
	SKY Perfect JSAT Holdings Inc.	45,600	188
	Pacific Industrial Co. Ltd.	13,800	188
	Hirata Corp.	2,680	188
	Digital Arts Inc.	3,200	188
	Juroku Bank Ltd.	8,200	188
	Kintetsu World Express Inc.	11,600	188
	Maruwa Unyu Kikan Co. Ltd.	8,532	188
	Tachibana Eletech Co. Ltd.	11,200	187
	Joshin Denki Co. Ltd.	9,300	186
	Hitachi Zosen Corp.	55,000	186
	Tsubaki Nakashima Co. Ltd.	10,900	186
	Okasan Securities Group Inc.	52,400	185
	Yokogawa Bridge Holdings Corp.	10,100	185
	Takara Standard Co. Ltd.	10,500	184
	FCC Co. Ltd.	8,900	184
	Seiko Holdings Corp.	7,400	182
	Press Kogyo Co. Ltd.	42,700	181
	Hamakyorex Co. Ltd.	5,300	181
	Hiday Hidaka Corp.	9,236	181
	Bell System24 Holdings Inc.	11,000	180
	Saizeriya Co. Ltd.	7,900	179
	Nissin Electric Co. Ltd.	15,300	179
	Sakai Moving Service Co. Ltd.	3,000	179
	Japan Wool Textile Co. Ltd.	18,200	179
	Relia Inc.	13,700	179
	Create SD Holdings Co. Ltd.	7,200	178
	Zenrin Co. Ltd.	9,850	178
	Nippon Television Holdings Inc.	13,600	178
	Heiwado Co. Ltd.	9,600	178
	Kobe Bussan Co. Ltd.	6,000	178
	Sanyo Denki Co. Ltd.	3,800	177
	Kurimoto Ltd.	10,900	177
	Bank of Okinawa Ltd.	5,180	177
	Avex Inc.	14,500	176
	Sekisui Jushi Corp.	8,600	176
	Musashino Bank Ltd.	10,100	176
	Siix Corp.	11,600	176
	Seiren Co. Ltd.	14,200	175
	Arcs Co. Ltd.	8,700	175
	Earth Corp.	3,300	174
	Kohnan Shoji Co. Ltd.	7,500	174
	Argo Graphics Inc.	6,300	174
	Torii Pharmaceutical Co. Ltd.	6,500	173
	Vital KSK Holdings Inc.	16,900	173
	Kura Sushi Inc.	4,100	172
	Nanto Bank Ltd.	6,800	172
	Yodogawa Steel Works Ltd.	9,100	172
	Piolax Inc.	8,700	170
	TPR Co. Ltd.	9,500	170
	Daiho Corp.	6,000	170
	Eiken Chemical Co. Ltd.	10,500	169
	Fukushima Industries Corp.	5,400	169
	Japan Pulp & Paper Co. Ltd.	4,400	169
	Royal Holdings Co. Ltd.	6,700	169
	Transcosmos Inc.	6,700	169
	Belc Co. Ltd.	3,500	168
	FULLCAST Holdings Co. Ltd.	8,066	168
	Fuji Media Holdings Inc.	12,400	168
^	Sagami Holdings Corp.	13,100	167
	eGuarantee Inc.	11,900	167

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Descente Ltd.	13,000	167
	Nippon Yakin Kogyo Co. Ltd.	7,549	166
	Toshiba Machine Co. Ltd.	7,400	166
	Trancom Co. Ltd.	2,500	165
	Osaka Soda Co. Ltd.	5,800	164
	Financial Products Group Co. Ltd.	16,200	164
	Tokai Tokyo Financial Holdings Inc.	62,800	164
	Shibuya Corp.	6,000	164
	Giken Ltd.	4,400	163
	Yamazen Corp.	17,600	163
	Sanyo Chemical Industries Ltd.	3,400	162
	North Pacific Bank Ltd.	75,300	162
	Sato Holdings Corp.	5,500	162
*,^	RENOVA Inc.	18,200	162
^	Nippon Carbon Co. Ltd.	4,200	161
	NichiiGakkan Co. Ltd.	9,500	161
	NEC Networks & System Integration Corp.	5,100	161
	Noritake Co. Ltd.	3,500	161
	Strike Co. Ltd.	4,443	159
	Wacom Co. Ltd.	42,600	159
	Ryosan Co. Ltd.	6,100	158
	Ai Holdings Corp.	8,700	158
	Aida Engineering Ltd.	18,500	157
	MOS Food Services Inc.	6,200	157
	Aruhi Corp.	6,956	156
	TOMONY Holdings Inc.	44,900	156
	Kisoji Co. Ltd.	6,000	156
	Senshu Ikeda Holdings Inc.	86,400	155
	Goldcrest Co. Ltd.	7,500	155
	V Technology Co. Ltd.	2,600	155
^	Zojirushi Corp.	10,000	153
	Tachi-S Co. Ltd.	11,500	153
	Ryobi Ltd.	8,200	153
	Shinko Shoji Co. Ltd.	17,800	153
	Aomori Bank Ltd.	5,700	152
	Inabata & Co. Ltd.	11,600	152
	Furukawa Co. Ltd.	10,600	152
	Tokyotokeiba Co. Ltd.	4,800	152
	Hosiden Corp.	14,400	151
	Fuji Pharma Co. Ltd.	11,400	150
	Maxell Holdings Ltd.	10,900	150
	Tokushu Tokai Paper Co. Ltd.	4,000	150
	Ringer Hut Co. Ltd.	6,700	150
	SMK Corp.	5,200	150
	Yokohama Reito Co. Ltd.	15,100	150
	San-Ai Oil Co. Ltd.	14,300	150
	Dip Corp.	5,500	149
	Nitto Kogyo Corp.	7,100	149
	Tayca Corp.	7,561	149
	Fujimori Kogyo Co. Ltd.	4,200	149
	Miyazaki Bank Ltd.	5,800	148
	Tokyo Broadcasting System Holdings Inc.	9,300	148
	Sankyo Seiko Co. Ltd.	28,400	148
^	COLOPL Inc.	11,300	148
	Hyakujushi Bank Ltd.	7,100	148
	JCU Corp.	6,000	147
*	M&A Capital Partners Co. Ltd.	2,200	147
	Toshiba Plant Systems & Services Corp.	7,500	147
	Marudai Food Co. Ltd.	6,800	146
	Tamron Co. Ltd.	6,700	146
	Teikoku Sen-I Co. Ltd.	7,900	145
	United Super Markets Holdings Inc.	16,160	145
	Jaccs Co. Ltd.	6,400	144
	Tokai Corp.	6,200	144

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Kurabo Industries Ltd.	6,300	144
	eRex Co. Ltd.	10,600	144
	Plenus Co. Ltd.	8,300	144
	Oiles Corp.	9,460	144
	Takeuchi Manufacturing Co. Ltd.	9,200	144
	ASKA Pharmaceutical Co. Ltd.	12,100	142
	Zuken Inc.	6,700	142
	Toyo Tanso Co. Ltd.	6,000	142
^	Monex Group Inc.	57,900	141
	KFC Holdings Japan Ltd.	6,600	141
	Rheon Automatic Machinery Co. Ltd.	9,280	141
	Intage Holdings Inc.	15,800	141
	Maruzen Showa Unyu Co. Ltd.	5,000	141
	Riso Kyoiku Co. Ltd.	36,600	141
	Seikagaku Corp.	12,300	140
	Shinko Electric Industries Co. Ltd.	14,300	140
	Mitsui High-Tec Inc.	8,100	139
	Daiwa Industries Ltd.	12,400	139
	Tsugami Corp.	15,000	139
	Gree Inc.	29,100	138
	Star Micronics Co. Ltd.	9,000	138
	EPS Holdings Inc.	11,300	138
	Nippon Ceramic Co. Ltd.	5,300	138
	Bunka Shutter Co. Ltd.	15,800	137
	Sanken Electric Co. Ltd.	5,800	136
	Toho Zinc Co. Ltd.	6,700	136
	Aeon Delight Co. Ltd.	3,900	136
	Daiichi Jitsugyo Co. Ltd.	4,200	136
	Wakita & Co. Ltd.	13,400	135
	Oita Bank Ltd.	4,900	135
	ESPEC Corp.	7,500	135
	Denki Kogyo Co. Ltd.	4,400	135
	Ichikoh Industries Ltd.	17,000	135
	Bank of the Ryukyus Ltd.	12,400	135
	Computer Engineering & Consulting Ltd.	7,426	135
	Fujicco Co. Ltd.	7,400	135
	Doshisha Co. Ltd.	8,500	135
	Tenma Corp.	7,300	133
	Hokuto Corp.	7,400	133
	Hioki EE Corp.	3,800	133
	Bank of Iwate Ltd.	5,100	133
	Yamagata Bank Ltd.	9,400	133
	Rorze Corp.	3,900	132
	Tokyu Construction Co. Ltd.	16,700	132
	Katakura Industries Co. Ltd.	10,200	131
	Japan Securities Finance Co. Ltd.	27,300	131
	France Bed Holdings Co. Ltd.	14,000	131
	Restar Holdings Corp.	7,700	131
	Dexerials Corp.	14,800	131
	Obara Group Inc.	3,500	130
	Kitanotatsujin Corp.	22,900	130
	Mitsuuroko Group Holdings Co. Ltd.	12,100	130
	Anest Iwata Corp.	13,700	130
	Bank of Nagoya Ltd.	4,400	130
	Komori Corp.	12,200	130
	Daibiru Corp.	11,700	130
	Yahagi Construction Co. Ltd.	18,300	130
	Riken Keiki Co. Ltd.	6,600	130
	G-Tekt Corp.	7,500	129
	Valqua Ltd.	5,800	129
	Tosei Corp.	10,200	129
	LIFULL Co. Ltd.	21,100	128
	Arata Corp.	3,400	127
	Kyokuto Kaihatsu Kogyo Co. Ltd.	9,500	127

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Seika Corp.	10,000	127
	Kansai Super Market Ltd.	13,100	127
	Pack Corp.	3,600	127
	Chudenko Corp.	5,500	127
	Mitsubishi Shokuhin Co. Ltd.	5,000	127
	World Co. Ltd.	5,500	127
	Alconix Corp.	10,019	127
	Roland DG Corp.	6,400	126
	Okuwa Co. Ltd.	10,000	126
	Yamanashi Chuo Bank Ltd.	12,600	126
	METAWATER Co. Ltd.	3,200	125
	Matsuda Sangyo Co. Ltd.	8,300	125
	Central Security Patrols Co. Ltd.	2,119	124
^	Nextage Co. Ltd.	12,500	124
	Fuso Chemical Co. Ltd.	4,800	124
	Optorun Co. Ltd.	4,100	124
	ASKUL Corp.	4,500	124
	Megachips Corp.	6,500	123
	JVCKenwood Corp.	42,200	123
	Sanshin Electronics Co. Ltd.	8,600	123
	Chofu Seisakusho Co. Ltd.	5,300	123
	Kappa Create Co. Ltd.	9,500	123
	Mitsuboshi Belting Ltd.	6,500	122
	Okabe Co. Ltd.	14,400	122
	Token Corp.	1,900	122
	Toa Corp.	10,600	122
	Taisei Lamick Co. Ltd.	4,400	120
	UACJ Corp.	6,500	119
	Raiznext Corp.	11,700	119
	Yorozu Corp.	9,300	119
	Keihanshin Building Co. Ltd.	9,500	119
	Futaba Industrial Co. Ltd.	16,800	119
	Riken Corp.	3,200	119
	Shizuoka Gas Co. Ltd.	13,700	118
	Tocalo Co. Ltd.	12,000	118
	Studio Alice Co. Ltd.	6,600	118
	YAMABIKO Corp.	10,400	118
	Kenko Mayonnaise Co. Ltd.	5,000	118
	J-Oil Mills Inc.	2,800	118
	Nippon Koei Co. Ltd.	3,800	118
	Toenec Corp.	3,600	117
*,^	Chiyoda Corp.	45,400	117
	T RAD Co. Ltd.	6,000	117
	Yushiro Chemical Industry Co. Ltd.	8,858	117
	Fujibo Holdings Inc.	3,700	116
	Geo Holdings Corp.	9,300	116
	Kitagawa Corp.	6,000	116
	Nippon Beet Sugar Manufacturing Co. Ltd.	5,900	116
	Nissha Co. Ltd.	11,100	116
	NS United Kaiun Kaisha Ltd.	5,100	115
	Nippon Denko Co. Ltd.	66,600	115
*,^	Japan Display Inc.	196,500	115
	Starzen Co. Ltd.	2,700	114
	Fukui Bank Ltd.	8,000	114
^	Sourcenext Corp.	25,400	114
	Ehime Bank Ltd.	10,600	112
	St. Marc Holdings Co. Ltd.	5,000	112
	Hisaka Works Ltd.	12,900	111
	Bando Chemical Industries Ltd.	13,100	111
	Takara Leben Co. Ltd.	26,000	111
	Takihyo Co. Ltd.	6,300	111
	Sanyo Shokai Ltd.	8,300	110
	Mitsui-Soko Holdings Co. Ltd.	6,800	110
	Maeda Kosen Co. Ltd.	6,600	110

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Toho Bank Ltd.	45,000	110
	Doutor Nichires Holdings Co. Ltd.	5,500	110
	Sakai Chemical Industry Co. Ltd.	4,400	110
	Daido Metal Co. Ltd.	17,300	110
	Noritsu Koki Co. Ltd.	7,600	110
	Nagatanien Holdings Co. Ltd.	5,500	109
	Tokyo Kiraboshi Financial Group Inc.	7,749	109
	Maezawa Kyuso Industries Co. Ltd.	5,500	109
	Rock Field Co. Ltd.	8,000	109
	BayCurrent Consulting Inc.	2,157	109
	Mitsui Sugar Co. Ltd.	5,000	109
	Arcland Sakamoto Co. Ltd.	9,200	109
	Tsurumi Manufacturing Co. Ltd.	5,500	108
	Arakawa Chemical Industries Ltd.	7,400	108
	Ishihara Sangyo Kaisha Ltd.	10,500	108
	Sodick Co. Ltd.	12,500	108
	T Hasegawa Co. Ltd.	5,800	108
	Godo Steel Ltd.	5,000	108
	Futaba Corp.	8,400	108
	Aichi Steel Corp.	3,300	107
	SAMTY Co. Ltd.	5,700	107
	PIA Corp.	2,500	107
	Noritz Corp.	8,600	106
	Sakata INX Corp.	9,400	106
	Tosho Co. Ltd.	5,200	106
	Kanto Denka Kogyo Co. Ltd.	12,000	106
	T-Gaia Corp.	4,400	106
	Kyoei Steel Ltd.	5,800	106
	Chuo Spring Co. Ltd.	3,900	105
	Miroku Jyoho Service Co. Ltd.	4,000	105
	Daito Pharmaceutical Co. Ltd.	3,500	105
	Tsukui Corp.	25,500	105
	Mizuno Corp.	4,000	105
	Tekken Corp.	3,900	105
	Sinko Industries Ltd.	6,159	104
	SRA Holdings	4,300	104
	Dai-Dan Co. Ltd.	4,500	104
	Nohmi Bosai Ltd.	5,000	104
	Akita Bank Ltd.	5,100	104
	Rokko Butter Co. Ltd.	6,200	104
	Sun Frontier Fudousan Co. Ltd.	8,500	103
	Sanei Architecture Planning Co. Ltd.	7,200	103
	Matsuya Co. Ltd.	13,300	103
	Enplas Corp.	3,200	103
	Topy Industries Ltd.	5,000	102
	Neturen Co. Ltd.	11,600	102
	LIXIL VIVA Corp.	5,900	102
	Sanyo Electric Railway Co. Ltd.	5,081	102
	Krosaki Harima Corp.	1,900	102
	TV Asahi Holdings Corp.	6,500	102
	TSI Holdings Co. Ltd.	19,400	101
	Nisso Corp.	8,400	101
	Fujikura Kasei Co. Ltd.	19,400	101
	Yellow Hat Ltd.	6,200	101
	Shimojima Co. Ltd.	9,000	100
	Kamakura Shinsho Ltd.	7,300	100
	Foster Electric Co. Ltd.	5,600	100
^	Shoei Foods Corp.	3,400	100
	Eagle Industry Co. Ltd.	9,900	99
	Meisei Industrial Co. Ltd.	12,500	99
	Fujimi Inc.	3,800	99
	Fixstars Corp.	6,600	99
	Kyodo Printing Co. Ltd.	3,900	99
	Konishi Co. Ltd.	7,000	99

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	TOC Co. Ltd.	13,600	99
	Organo Corp.	1,800	98
	Daikyonishikawa Corp.	12,800	98
	Takasago International Corp.	3,900	98
	Parco Co. Ltd.	8,100	98
	Misawa Homes Co. Ltd.	9,100	98
	Tamura Corp.	17,000	97
	Nitto Kohki Co. Ltd.	4,500	97
	Itochu-Shokuhin Co. Ltd.	2,000	97
	Juki Corp.	10,700	97
	Takamiya Co. Ltd.	14,800	96
*,^	Istyle Inc.	14,000	96
	Pasona Group Inc.	6,700	96
	Fuso Pharmaceutical Industries Ltd.	4,700	96
	Sumitomo Seika Chemicals Co. Ltd.	3,000	95
	VT Holdings Co. Ltd.	21,100	94
	Life Corp.	4,100	94
	Kyokuyo Co. Ltd.	3,500	94
	Nichiban Co. Ltd.	5,500	94
*	Gunosy Inc.	5,700	94
	JP-Holdings Inc.	34,900	93
	Advan Co. Ltd.	8,200	92
	Hibiya Engineering Ltd.	5,100	92
*	Open Door Inc.	4,800	92
	Konoike Transport Co. Ltd.	6,000	91
	Ricoh Leasing Co. Ltd.	2,700	91
	ZIGExN Co. Ltd.	16,900	91
	LEC Inc.	9,000	91
	Hodogaya Chemical Co. Ltd.	2,400	90
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,000	90
	Osaki Electric Co. Ltd.	13,000	90
	Nihon Nohyaku Co. Ltd.	17,100	90
	MCJ Co. Ltd.	13,600	90
	AOKI Holdings Inc.	8,800	90
	Denyo Co. Ltd.	5,100	89
	Sankyo Tateyama Inc.	8,200	89
	Inageya Co. Ltd.	6,647	89
	Iino Kaiun Kaisha Ltd.	26,500	89
	Osaka Steel Co. Ltd.	6,500	89
	JAC Recruitment Co. Ltd.	4,700	89
	Mitsui Matsushima Holdings Co. Ltd.	7,400	88
	Sac’s Bar Holdings Inc.	10,700	88
	Mie Kotsu Group Holdings Inc.	15,900	88
	Corona Corp. Class A	8,100	87
	GCA Corp.	10,800	86
	Yokowo Co. Ltd.	2,995	86
	Sanyo Special Steel Co. Ltd.	6,800	86
	Dai Nippon Toryo Co. Ltd.	8,500	86
	Chiyoda Co. Ltd.	5,800	86
	Kasai Kogyo Co. Ltd.	10,600	86
	Kamei Corp.	7,500	86
	Meiko Network Japan Co. Ltd.	9,600	85
	Hoosiers Holdings	13,500	84
	Mimasu Semiconductor Industry Co. Ltd.	4,300	84
*	COOKPAD Inc.	27,800	84
	Comture Corp.	4,400	84
	Fujiya Co. Ltd.	4,300	83
	Ines Corp.	7,400	83
^	Link And Motivation Inc.	15,500	83
	Komtasu Matere Co. Ltd.	10,700	83
	Xebio Holdings Co. Ltd.	7,400	83
	Shikoku Bank Ltd.	8,700	83
	Achilles Corp.	5,100	83
	Taihei Dengyo Kaisha Ltd.	3,500	83

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Gakken Holdings Co. Ltd.	1,500	82
	Yushin Precision Equipment Co. Ltd.	8,800	82
	Nihon Tokushu Toryo Co. Ltd.	7,500	82
*,^	KLab Inc.	9,200	82
	Nakayama Steel Works Ltd.	19,100	82
	RS Technologies Co. Ltd.	2,000	82
	Cawachi Ltd.	4,000	82
	Shinwa Co. Ltd.	3,600	82
	Shindengen Electric Manufacturing Co. Ltd.	2,400	82
	Nichiden Corp.	4,300	81
	Itoki Corp.	17,700	81
^	Yamashin-Filter Corp.	9,851	81
	Chiyoda Integre Co. Ltd.	3,600	81
	Nishio Rent All Co. Ltd.	3,000	81
	Canon Electronics Inc.	4,300	81
	Koa Corp.	6,400	80
	Toyo Corp.	7,800	80
	Cleanup Corp.	15,000	80
	Information Services International-Dentsu Ltd.	2,300	80
	Amuse Inc.	3,000	80
	Ohara Inc.	5,800	80
	Macromill Inc.	8,900	79
^	DyDo Group Holdings Inc.	1,900	79
	Uchida Yoko Co. Ltd.	2,000	79
	Asahi Diamond Industrial Co. Ltd.	12,600	78
	Kourakuen Holdings Corp.	4,200	78
	Paris Miki Holdings Inc.	29,600	78
	Japan Transcity Corp.	15,200	78
	Mitsubishi Research Institute Inc.	2,200	78
	Kanematsu Electronics Ltd.	2,500	78
	Belluna Co. Ltd.	11,900	78
^	Marusan Securities Co. Ltd.	16,100	78
	Takamatsu Construction Group Co. Ltd.	3,200	77
	Ryoyo Electro Corp.	4,300	76
	OSJB Holdings Corp.	31,300	76
	Kitano Construction Corp.	2,900	76
	OPT Holding Inc.	4,895	76
	Stella Chemifa Corp.	2,600	76
	Qol Holdings Co. Ltd.	5,400	76
	Kanaden Corp.	6,100	75
	Pepper Food Service Co. Ltd.	4,907	74
^	Right On Co. Ltd.	14,100	74
	Sumida Corp.	6,634	74
	Toa Corp. (Tokyo)	5,500	74
	ValueCommerce Co. Ltd.	4,800	74
	Tonami Holdings Co. Ltd.	1,600	74
	Aichi Bank Ltd.	2,100	74
	Jamco Corp.	5,400	73
	Chubu Shiryo Co. Ltd.	6,200	72
	YAKUODO Holdings Co. Ltd.	3,000	72
	SBS Holdings Inc.	4,400	72
	Riso Kagaku Corp.	4,400	72
	Hito Communications Holdings Inc.	4,700	72
	Kanagawa Chuo Kotsu Co. Ltd.	2,000	72
	Riken Technos Corp.	15,200	72
	Pacific Metals Co. Ltd.	3,000	72
	Nissei ASB Machine Co. Ltd.	2,000	72
	Zuiko Corp.	2,300	71
	Mitsubishi Logisnext Co. Ltd.	6,600	71
	Sumitomo Densetsu Co. Ltd.	3,400	71
	Trust Tech Inc.	5,600	71
*	Vision Inc.	4,800	70
	Kyosan Electric Manufacturing Co. Ltd.	15,000	70
	Icom Inc.	3,100	70

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Michinoku Bank Ltd.	4,400	70
	Infocom Corp.	3,359	70
^	J Trust Co. Ltd.	19,500	70
	Hochiki Corp.	5,000	70
	Daisyo Corp.	4,700	69
	Toyo Construction Co. Ltd.	14,700	69
	Sinfonia Technology Co. Ltd.	5,600	69
	Kojima Co. Ltd.	17,300	68
	Nippon Chemi-Con Corp.	4,100	68
	Cybozu Inc.	6,600	68
	Toyo Kanetsu KK	3,600	68
	Nippon Road Co. Ltd.	1,100	67
	Nippon Thompson Co. Ltd.	15,000	67
	Iseki & Co. Ltd.	4,400	67
	Tokyo Rope Manufacturing Co. Ltd.	6,300	67
	Tanseisha Co. Ltd.	6,300	66
	F@N Communications Inc.	13,700	66
	Nippon Parking Development Co. Ltd.	43,500	66
	Toppan Forms Co. Ltd.	6,600	66
	Kaga Electronics Co. Ltd.	3,400	66
	Torishima Pump Manufacturing Co. Ltd.	6,900	66
	Hakuto Co. Ltd.	5,492	66
	IDOM Inc.	15,500	66
	Micronics Japan Co. Ltd.	7,000	65
	Aisan Industry Co. Ltd.	7,900	65
	Daiken Corp.	3,600	65
	OSAKA Titanium Technologies Co. Ltd.	4,100	64
	Shibusawa Warehouse Co. Ltd.	3,300	64
	Matsuyafoods Holdings Co. Ltd.	1,700	64
	Union Tool Co.	2,000	64
	Warabeya Nichiyo Holdings Co. Ltd.	3,600	63
	Onoken Co. Ltd.	4,800	63
	Tv Tokyo Holdings Corp.	3,000	62
	Sogo Medical Holdings Co. Ltd.	3,600	62
	ASAHI YUKIZAI Corp.	4,400	62
	World Holdings Co. Ltd.	3,700	62
	Fujita Kanko Inc.	2,300	61
	Tokyo Individualized Educational Institute Inc.	8,400	61
	Itochu Enex Co. Ltd.	7,300	61
	Nissin Sugar Co. Ltd.	3,300	61
	Shin-Etsu Polymer Co. Ltd.	7,100	61
	ST Corp.	4,000	61
	CTS Co. Ltd.	8,379	61
	Ichiyoshi Securities Co. Ltd.	9,400	61
	Genky DrugStores Co. Ltd.	2,700	60
	CI Takiron Corp.	10,000	60
	Nissin Corp.	3,800	60
	Toho Titanium Co. Ltd.	7,300	60
	BRONCO BILLY Co. Ltd.	2,400	60
	Aeon Fantasy Co. Ltd.	2,200	60
	Space Value Holdings Co. Ltd.	12,500	60
	Elematec Corp.	6,200	60
	Feed One Co. Ltd.	37,900	59
	KAWADA TECHNOLOGIES Inc.	900	59
*	Laox Co. Ltd.	23,300	59
	CMK Corp.	9,600	58
	CAC Holdings Corp.	4,500	57
	Tsukuba Bank Ltd.	28,800	57
	PAL GROUP Holdings Co. Ltd.	1,800	57
	Happinet Corp.	4,500	57
*	Toyo Engineering Corp.	8,900	57
	Gurunavi Inc.	6,400	56
	WATAMI Co. Ltd.	4,300	56
	Tokyo Energy & Systems Inc.	6,000	56

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	ARTERIA Networks Corp.	4,000	56
	Akatsuki Inc.	1,000	56
	Keiyo Co. Ltd.	11,400	56
	Hokkaido Gas Co. Ltd.	3,700	56
	Koatsu Gas Kogyo Co. Ltd.	7,000	55
	NEC Capital Solutions Ltd.	2,600	55
	Oyo Corp.	4,800	55
	Mitsuba Corp.	8,700	55
	PC Depot Corp.	12,320	55
	Takaoka Toko Co. Ltd.	4,800	54
*,^	Change Inc.	2,800	54
	Fudo Tetra Corp.	3,880	54
	Kintetsu Department Store Co. Ltd.	1,700	54
*	S-Pool Inc.	8,965	54
	Weathernews Inc.	1,700	54
	Marvelous Inc.	7,600	54
	Riken Vitamin Co. Ltd.	1,500	53
^	W-Scope Corp.	8,700	53
*	Unitika Ltd.	17,100	53
	Ryoden Corp.	3,500	53
	Central Sports Co. Ltd.	1,750	53
	Nippon Kanzai Co. Ltd.	3,000	53
	Furuno Electric Co. Ltd.	5,100	53
	San ju San Financial Group Inc.	3,380	52
	Shimizu Bank Ltd.	2,900	52
	Future Corp.	3,200	52
	Fujitsu Frontech Ltd.	5,900	52
*	Medical Data Vision Co. Ltd.	5,000	52
*	KNT-CT Holdings Co. Ltd.	3,700	52
	CMIC Holdings Co. Ltd.	3,100	52
	Fukuda Corp.	1,200	52
	Alpha Systems Inc.	2,000	52
	Sumitomo Riko Co. Ltd.	5,900	51
	Mitsubishi Steel Manufacturing Co. Ltd.	4,800	51
	Hosokawa Micron Corp.	1,400	51
	Tatsuta Electric Wire and Cable Co. Ltd.	9,200	50
	Nittetsu Mining Co. Ltd.	1,200	50
	Kyokuto Securities Co. Ltd.	6,700	50
	Arcland Service Holdings Co. Ltd.	2,800	50
	Cosel Co. Ltd.	4,500	49
	Melco Holdings Inc.	1,800	48
	Toho Co. Ltd.	3,000	48
	Alpen Co. Ltd.	3,000	48
	Nihon Chouzai Co. Ltd.	1,300	47
	Yomiuri Land Co. Ltd.	1,100	47
	CHIMNEY Co. Ltd.	2,100	47
	Ateam Inc.	4,800	47
	Artnature Inc.	7,000	47
*	Akebono Brake Industry Co. Ltd.	24,300	46
	Chuetsu Pulp & Paper Co. Ltd.	3,000	46
^	YA-MAN Ltd.	7,100	46
	CONEXIO Corp.	3,300	46
	MTI Ltd.	7,000	45
	Yonex Co. Ltd.	8,400	45
^	Dai-ichi Seiko Co. Ltd.	1,800	45
	Pronexus Inc.	3,800	45
	Okura Industrial Co. Ltd.	2,400	44
	Halows Co. Ltd.	1,800	44
	Sinanen Holdings Co. Ltd.	2,400	44
	Wowow Inc.	1,800	43
	Yurtec Corp.	7,000	43
*	Vector Inc.	4,600	43
	Tokyo Rakutenchi Co. Ltd.	800	43
	JSP Corp.	2,300	43

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Asahi Co. Ltd.	3,800	42
	Tsutsumi Jewelry Co. Ltd.	2,300	42
	Kato Works Co. Ltd.	2,200	42
	Toa Oil Co. Ltd.	1,800	41
	Shinnihon Corp.	5,200	41
	Teikoku Electric Manufacturing Co. Ltd.	3,500	41
	Chukyo Bank Ltd.	2,000	41
	Sekisui Plastics Co. Ltd.	5,500	41
	Shin Nippon Biomedical Laboratories Ltd.	6,500	39
	Mitsubishi Paper Mills Ltd.	8,500	39
	Fuji Oil Co. Ltd.	16,300	39
	Toli Corp.	14,300	39
	Tomoku Co. Ltd.	2,400	38
	Tokyo Electron Device Ltd.	2,000	38
	Nihon Trim Co. Ltd.	800	38
	Japan Best Rescue System Co. Ltd.	3,655	37
	Gun-Ei Chemical Industry Co. Ltd.	1,600	37
	Taiho Kogyo Co. Ltd.	4,500	36
	Aichi Corp.	5,600	36
	Atsugi Co. Ltd.	4,700	36
	Evolable Asia Corp.	1,925	35
*	BrainPad Inc.	670	35
	Ministop Co. Ltd.	2,600	35
	Inaba Seisakusho Co. Ltd.	2,500	34
	Chori Co. Ltd.	1,900	33
*	Remixpoint Inc.	17,807	33
	Sumitomo Precision Products Co. Ltd.	1,000	33
	Wellnet Corp.	4,800	32
	Japan Cash Machine Co. Ltd.	3,600	32
*	Funai Electric Co. Ltd.	5,700	31
	Honeys Holdings Co. Ltd.	2,460	31
*	Nippon Sharyo Ltd.	1,200	31
	Namura Shipbuilding Co. Ltd.	10,900	30
*,^	RPA Holdings Inc.	2,548	30
^	Sanoh Industrial Co. Ltd.	2,400	30
	Aiphone Co. Ltd.	1,700	29
*,^	Optim Corp.	1,149	29
	Daikokutenbussan Co. Ltd.	900	28
	Gecoss Corp.	3,200	28
	Airport Facilities Co. Ltd.	5,400	28
	Towa Corp.	2,751	27
	WDB Holdings Co. Ltd.	1,040	26
	Taki Chemical Co. Ltd.	600	25
*	Poletowin Pitcrew Holdings Inc.	2,500	24
*	Sanden Holdings Corp.	3,600	23
	Kita-Nippon Bank Ltd.	1,300	23
	Nippon Coke & Engineering Co. Ltd.	28,400	23
	K&O Energy Group Inc.	1,500	23
	GLOBERIDE Inc.	800	20
	Jimoto Holdings Inc.	17,600	17
	SWCC Showa Holdings Co. Ltd.	1,900	16
*	Tateru Inc.	8,000	16
	Chiba Kogyo Bank Ltd.	4,800	14
	Linical Co. Ltd.	1,300	12
*	Tokyo Base Co. Ltd.	1,300	9
	Shin Nippon Air Technologies Co. Ltd.	400	8
	Towa Bank Ltd.	900	8
	Bank of Saga Ltd.	500	7
	FIDEA Holdings Co. Ltd.	5,700	7
			1,338,493
Kuwait (0.1%)
	National Bank of Kuwait SAKP	1,911,037	5,925
	Kuwait Finance House KSCP	1,164,632	2,628
	Ahli United Bank BSC	1,470,140	1,300

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Mobile Telecommunications Co. KSC	666,513	1,242
	Agility Public Warehousing Co. KSC	306,924	759
	Boubyan Bank KSCP	314,778	583
	Gulf Bank KSCP	596,345	517
	Boubyan Petrochemicals Co. KSCP	131,961	322
	Humansoft Holding Co. KSC	29,876	304
*	Warba Bank KSCP	305,706	259
*	Burgan Bank SAK	221,309	226
	National Industries Group Holding SAK	266,989	195
	Kuwait International Bank KSCP	204,143	178
*	Kuwait Projects Co. Holding KSCP	222,431	161
	Integrated Holding Co. KCSC	64,389	96
	Alimtiaz Investment Group KSC	142,055	58
	Mezzan Holding Co. KSCC	13,724	24
			14,777
Luxembourg (0.0%)
	Tenaris SA ADR	33,975	690

Malaysia (0.3%)
	Public Bank Bhd. (Local)	973,246	4,723
	Tenaga Nasional Bhd.	1,240,374	4,108
	Malayan Banking Bhd.	1,906,381	3,920
	CIMB Group Holdings Bhd.	2,176,752	2,732
	Petronas Chemicals Group Bhd.	952,089	1,701
	Axiata Group Bhd.	1,466,551	1,507
	IHH Healthcare Bhd.	999,520	1,362
	DiGi.Com Bhd.	1,200,800	1,349
	Sime Darby Plantation Bhd.	1,141,775	1,339
	Dialog Group Bhd.	1,480,348	1,232
	Maxis Bhd.	879,400	1,132
	Genting Bhd.	786,600	1,093
	IOI Corp. Bhd.	1,021,440	1,066
	Petronas Gas Bhd.	264,200	1,052
	PPB Group Bhd.	216,840	938
	MISC Bhd.	460,456	917
	Hong Leong Bank Bhd.	204,700	843
	Kuala Lumpur Kepong Bhd.	151,900	788
	Press Metal Aluminium Holdings Bhd.	624,280	710
	Genting Malaysia Bhd.	888,300	681
	Nestle Malaysia Bhd.	18,800	651
	Sime Darby Bhd.	1,180,575	640
	Top Glove Corp. Bhd.	612,200	637
	Gamuda Bhd.	705,700	631
	Hartalega Holdings Bhd.	452,200	569
	AMMB Holdings Bhd.	595,700	568
	Malaysia Airports Holdings Bhd.	297,600	563
	Petronas Dagangan Bhd.	98,900	557
	RHB Bank Bhd. Ordinary Shares	372,950	513
	IJM Corp. Bhd.	958,120	493
	HAP Seng Consolidated Bhd.	179,100	428
	QL Resources Bhd.	223,660	389
	Westports Holdings Bhd.	336,100	344
	Fraser & Neave Holdings Bhd.	40,700	337
	Carlsberg Brewery Malaysia Bhd.	48,500	322
	Telekom Malaysia Bhd.	346,500	311
	Inari Amertron Bhd.	660,775	311
	YTL Corp. Bhd.	1,442,335	300
	Sunway REIT	687,800	298
	Hong Leong Financial Group Bhd.	69,342	289
	AirAsia Group Bhd.	547,700	250
	Alliance Bank Malaysia Bhd.	342,800	236
	IGB REIT	514,400	235
	British American Tobacco Malaysia Bhd.	51,300	231
	UMW Holdings Bhd.	214,200	227

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Bursa Malaysia Bhd.	148,950	215
	Genting Plantations Bhd.	87,700	208
	My EG Services Bhd.	742,250	202
	DRB-Hicom Bhd.	333,800	202
	Yinson Holdings Bhd.	121,600	201
	Sime Darby Property Bhd.	1,147,475	199
	Sapura Energy Bhd.	3,120,595	198
	Malakoff Corp. Bhd.	956,400	196
	TIME dotCom Bhd.	86,600	189
2	Astro Malaysia Holdings Bhd.	557,587	180
	KPJ Healthcare Bhd.	816,700	180
	Magnum Bhd.	264,900	177
	Bermaz Auto Bhd.	320,120	175
	VS Industry Bhd.	522,000	174
	Sunway Bhd.	425,616	173
	Berjaya Sports Toto Bhd.	272,531	173
	Serba Dinamik Holdings Bhd.	162,700	162
	Kossan Rubber Industries	163,200	162
*	FGV Holdings Bhd.	532,700	140
	Malaysia Building Society Bhd.	667,700	140
	SP Setia Bhd. Group	482,100	139
	IOI Properties Group Bhd.	560,800	139
*	Bumi Armada Bhd.	1,238,050	133
	Padini Holdings Bhd.	151,000	133
*	UEM Sunrise Bhd.	780,000	128
	Muhibbah Engineering M Bhd.	220,100	126
*	Velesto Energy Bhd.	1,473,763	125
	Malaysian Resources Corp. Bhd.	667,900	118
	AEON Credit Service M Bhd.	31,800	116
	Scientex Bhd.	50,900	112
	Sunway Construction Group Bhd.	217,094	101
2	Lotte Chemical Titan Holding Bhd.	159,300	94
	Supermax Corp. Bhd.	255,000	90
*	Malayan Cement Bhd.	115,300	88
	Pavilion REIT	203,500	84
*	WCT Holdings Bhd.	332,950	71
	Cahya Mata Sarawak Bhd.	115,100	67
*	Berjaya Corp. Bhd.	1,104,263	63
*	Frontken Corp. Bhd.	112,600	51
*	Datasonic Group Bhd. Warrants Exp. 07/05/2023	199,100	34
	Pos Malaysia Bhd.	77,300	28
*	UMW Oil & Gas Corp. Warrants Exp. 09/30/2024	467,368	17
*	Malaysian Resources Corp. Bhd. Warrants Exp. 12/31/2027	95,161	5
*	Sunway Bhd. Warrants Exp. 12/31/2024	53,643	5
*	BIMB Holdings Bhd. Warrants Exp. 12/04/2023	63,800	4
*	KNM Group Bhd. Warrants Exp. 04/21/2020	40,650	2
*	WCT Holdings Bhd. Warrants Exp. 08/24/2020	52,360	1
*	OSK Holdings Bhd. Warrants Exp. 07/22/2020	52,275	—
*	Mah Sing Group Warrants Exp. 01/15/2026	15,015	—
*,§	RHB Bank Bhd.	116,200	—
			49,243
Malta (0.0%)
*,§	BGP Holdings plc	197,753	—

Mexico (0.3%)
	America Movil SAB de CV	8,500,161	6,734
	Fomento Economico Mexicano SAB de CV	655,822	5,820
	Wal-Mart de Mexico SAB de CV	1,611,159	4,835
	Grupo Financiero Banorte SAB de CV	878,103	4,793
	Grupo Mexico SAB de CV Class B	1,138,862	3,000
	Cemex SAB de CV	4,667,706	1,754
	Grupo Elektra SAB DE CV	21,604	1,570
	Fibra Uno Administracion SA de CV	1,006,973	1,530
	Grupo Televisa SAB	687,334	1,518

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Grupo Bimbo SAB de CV Class A	763,000	1,418
	Grupo Aeroportuario del Pacifico SAB de CV Class B	120,750	1,266
	Grupo Aeroportuario del Sureste SAB de CV Class B	68,521	1,124
	Coca-Cola Femsa SAB de CV	162,600	894
	Grupo Financiero Inbursa SAB de CV	709,700	882
	Alfa SAB de CV Class A	959,000	832
	Elis SA (XPAR)	42,655	815
	Orbia Advance Corp. SAB de CV	362,994	783
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	108,700	754
*	Infraestructura Energetica Nova SAB de CV	167,509	740
	Gruma SAB de CV Class B	65,590	688
	Arca Continental SAB de CV	123,000	687
	Promotora y Operadora de Infraestructura SAB de CV	72,432	670
	Industrias Penoles SAB de CV	45,078	541
	Kimberly-Clark de Mexico SAB de CV Class A	263,400	531
	PLA Administradora Industrial S de RL de CV	310,686	513
	Grupo Carso SAB de CV	151,230	506
*	Alsea SAB de CV	181,000	483
	Megacable Holdings SAB de CV	103,462	425
	Gentera SAB de CV	391,800	388
	Regional SAB de CV	68,100	362
2	Banco del Bajio SA	218,400	352
	Elis SA (XLON)	17,164	329
2	Macquarie Mexico Real Estate Management SA de CV	231,400	326
	Corp. Inmobiliaria Vesta SAB de CV	184,001	307
	Grupo Cementos de Chihuahua SAB de CV	53,800	301
	Becle SAB de CV	173,900	300
	Qualitas Controladora SAB de CV	68,064	294
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	269,300	292
	Bolsa Mexicana de Valores SAB de CV	131,100	287
	El Puerto de Liverpool SAB de CV	54,100	276
*	Telesites SAB de CV	417,065	273
*	Genomma Lab Internacional SAB de CV Class B	233,863	247
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	181,300	243
	Grupo Herdez SAB de CV	103,100	210
*	La Comer SAB de CV	143,580	196
	Industrias Bachoco SAB de CV Class B	43,000	193
	Prologis Property Mexico SA de CV	90,270	193
2	GMexico Transportes SAB de CV	136,000	182
	Credito Real SAB de CV SOFOM ER	147,300	181
	Grupo Comercial Chedraui SA de CV	119,700	166
2	Concentradora Fibra Hotelera Mexicana SA de CV	312,916	142
	Grupo Lala SAB de CV	140,500	137
2	Nemak SAB de CV	299,800	133
*	Hoteles City Express SAB de CV	146,700	127
*	Axtel SAB de CV	725,800	110
	Alpek SAB de CV	100,700	108
	Concentradora Fibra Danhos SA de CV	53,076	80
	Consorcio ARA SAB de CV	372,582	70
	Grupo Rotoplas SAB de CV	60,100	55
	Unifin Financiera SAB de CV	27,100	46
*	Grupo GICSA SAB de CV	122,600	32
			53,044
Netherlands (1.1%)
	ASML Holding NV	126,741	33,221
	Unilever NV	458,927	27,126
	ING Groep NV	1,237,682	14,015
	Koninklijke Philips NV	286,542	12,572
*	Prosus NV	135,570	9,349
	Koninklijke Ahold Delhaize NV	353,208	8,802
	Heineken NV	73,566	7,513
	Akzo Nobel NV	71,159	6,560
	Unibail-Rodamco-Westfield	42,207	6,528
	Koninklijke DSM NV	54,995	6,527

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Wolters Kluwer NV	84,903	6,253
	NN Group NV	104,741	3,997
	Koninklijke KPN NV	1,051,359	3,264
	Heineken Holding NV	33,616	3,208
*	Galapagos NV	15,240	2,806
	ArcelorMittal	187,030	2,781
2	ABN AMRO Bank NV	136,488	2,544
	Aegon NV	558,089	2,421
*,2	Adyen NV	3,298	2,322
	Randstad NV	36,495	2,025
	ASR Nederland NV	45,736	1,677
	ASM International NV	15,461	1,559
	IMCD NV	16,859	1,316
	Aalberts NV	31,580	1,273
	Koninklijke Vopak NV	20,580	1,131
2	Signify NV	37,283	1,092
*,2	Takeaway.com NV	11,753	959
	SBM Offshore NV	53,883	929
*	Altice Europe NV	157,193	899
	BE Semiconductor Industries NV	22,488	834
*	OCI NV	30,668	690
	TKH Group NV	12,819	657
	Corbion NV	21,203	613
^	Boskalis Westminster	25,170	554
	Eurocommercial Properties NV	16,497	526
2	GrandVision NV	16,627	508
	Arcadis NV	25,674	508
2	Intertrust NV	26,262	500
	APERAM SA	15,396	395
*,2	Basic-Fit NV	11,512	352
	PostNL NV	152,497	350
^	Wereldhave NV	13,327	315
	NSI NV	5,963	272
	Koninklijke Volkerwessels NV	11,428	266
	TomTom NV	21,048	238
	Sligro Food Group NV	9,265	236
*,^	Fugro NV	25,536	232
	Koninklijke BAM Groep NV	90,114	229
	AMG Advanced Metallurgical Group NV	8,622	212
2	Flow Traders	8,772	207
	Vastned Retail NV	5,721	172
2	NIBC Holding NV	17,923	146
*	Altice Europe NV Class B	22,581	130
	Accell Group NV	5,210	129
	ForFarmers NV	20,499	124
2	B&S Group Sarl	7,543	92
	Brunel International NV	4,071	38
			184,194
New Zealand (0.1%)
	Fisher & Paykel Healthcare Corp. Ltd.	180,025	2,208
*	a2 Milk Co. Ltd.	231,563	1,923
	Auckland International Airport Ltd.	299,275	1,784
	Spark New Zealand Ltd.	545,813	1,566
	Meridian Energy Ltd.	407,871	1,202
	Ryman Healthcare Ltd.	140,980	1,165
	Contact Energy Ltd.	224,489	1,062
	Fletcher Building Ltd.	295,600	869
	Mercury NZ Ltd.	215,892	687
	Mainfreight Ltd.	24,352	627
	SKYCITY Entertainment Group Ltd.	210,733	528
	Infratil Ltd.	158,752	502
	Goodman Property Trust	341,595	466
	Chorus Ltd.	134,610	458
	Kiwi Property Group Ltd.	431,435	440

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Z Energy Ltd.	117,340	403
	EBOS Group Ltd.	25,273	399
	Genesis Energy Ltd.	170,055	357
	Summerset Group Holdings Ltd.	84,273	355
	Precinct Properties New Zealand Ltd.	296,618	346
	Air New Zealand Ltd.	150,439	272
	Argosy Property Ltd.	299,714	271
	Freightways Ltd.	48,884	241
	Vital Healthcare Property Trust	137,358	234
*	Synlait Milk Ltd.	30,704	185
	Metlifecare Ltd.	59,724	184
	Heartland Group Holdings Ltd.	168,409	177
	Vector Ltd.	77,157	176
	Kathmandu Holdings Ltd.	74,103	149
*	Pushpay Holdings Ltd.	57,856	116
	Scales Corp. Ltd.	31,347	105
	Tourism Holdings Ltd.	38,634	88
	SKY Network Television Ltd.	142,350	82
	New Zealand Refining Co. Ltd.	49,576	65
*	Restaurant Brands New Zealand Ltd.	6,016	46
			19,738
Norway (0.3%)
	DNB ASA	319,749	5,822
	Equinor ASA	309,537	5,747
	Telenor ASA	200,323	3,749
	Mowi ASA	135,237	3,301
	Orkla ASA	247,545	2,379
	Yara International ASA	55,371	2,157
	Norsk Hydro ASA	450,283	1,591
	Storebrand ASA	156,427	1,106
	Gjensidige Forsikring ASA	54,802	1,025
^	Aker BP ASA	36,218	1,005
	Tomra Systems ASA	36,614	987
	TGS NOPEC Geophysical Co. ASA	37,533	975
	Bakkafrost P/F	14,700	921
	Schibsted ASA Class B	31,735	885
	Salmar ASA	17,264	806
*	Adevinta ASA	69,625	796
	Subsea 7 SA	80,445	756
	Schibsted ASA Class A	24,748	727
2	Entra ASA	45,527	682
	SpareBank 1 SR-Bank ASA	52,921	564
	Leroy Seafood Group ASA	78,014	524
*	Norwegian Finans Holding ASA	51,170	494
	Golar LNG Ltd.	30,900	426
	Kongsberg Gruppen ASA	28,481	421
	SpareBank 1 SMN	37,232	401
	Aker ASA	7,472	397
	Veidekke ASA	34,585	375
	Austevoll Seafood ASA	31,649	320
2	Scatec Solar ASA	27,622	307
	Borregaard ASA	30,747	296
*	Frontline Ltd.	27,816	293
*	Nordic Semiconductor ASA	51,290	292
	Atea ASA	21,815	276
	Grieg Seafood ASA	19,835	243
	DNO ASA	188,320	229
*	BW Offshore Ltd.	28,702	219
*	PGS ASA	111,839	189
2	Evry AS	47,356	185
*,^	Borr Drilling Ltd.	27,117	184
2	Sbanken ASA	25,515	181
2	Elkem ASA	75,776	180
2	BW LPG Ltd.	23,866	167

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*,2	Aker Solutions ASA	55,541	128
	Ocean Yield ASA	21,006	117
	Hoegh LNG Holdings Ltd.	28,702	111
	Norway Royal Salmon ASA	4,357	103
	Stolt-Nielsen Ltd.	7,735	95
*,2	XXL ASA	37,987	78
	Wallenius Wilhelmsen ASA	33,878	74
	Sparebank 1 Oestlandet	7,478	72
*	Akastor ASA	50,339	57
*	Norwegian Air Shuttle ASA	9,855	48
*,^	Seadrill Ltd.	19,875	36
*,§	XXL ASA Rights	4,178	1
			43,500
Pakistan (0.0%)
	Pakistan Petroleum Ltd.	260,712	193
	Engro Corp. Ltd.	99,000	188
*	Hub Power Co. Ltd.	384,498	179
	Habib Bank Ltd.	213,200	175
	Oil & Gas Development Co. Ltd.	177,400	147
	Bank Alfalah Ltd.	506,250	135
	MCB Bank Ltd.	120,600	134
	Lucky Cement Ltd.	52,200	118
	Fauji Fertilizer Co. Ltd.	178,400	108
	Pakistan State Oil Co. Ltd.	92,876	92
	Engro Fertilizers Ltd.	189,840	87
	United Bank Ltd.	95,600	84
	Pakistan Oilfields Ltd.	27,360	69
	Nishat Mills Ltd.	116,000	63
	Kot Addu Power Co. Ltd.	303,500	60
	SUI Northern Gas Pipeline	129,900	56
*	SUI Southern Gas Co. Ltd.	454,500	51
	Thal Ltd.	32,050	50
	Searle Co. Ltd.	43,072	48
	Fauji Cement Co. Ltd.	448,621	45
	DG Khan Cement Co. Ltd.	90,500	35
	Millat Tractors Ltd.	7,942	30
*	National Bank of Pakistan	103,000	23
			2,170
Peru (0.0%)
	Credicorp Ltd. (XLIM)	6,433	1,378
	Cia de Minas Buenaventura SAA ADR	65,319	1,002
			2,380
Philippines (0.1%)
	SM Investments Corp.	153,358	3,109
	SM Prime Holdings Inc.	2,868,650	2,203
	Ayala Land Inc.	2,270,300	2,170
	BDO Unibank Inc.	647,014	1,974
	JG Summit Holdings Inc.	954,970	1,433
	Ayala Corp.	83,415	1,412
	Bank of the Philippine Islands	564,920	1,079
	International Container Terminal Services Inc.	368,810	862
	Universal Robina Corp.	278,230	827
	Metropolitan Bank & Trust Co.	610,769	813
	PLDT Inc.	37,445	806
	GT Capital Holdings Inc.	34,975	616
	Jollibee Foods Corp.	130,700	597
	Manila Electric Co.	84,185	562
	Security Bank Corp.	136,640	536
	Metro Pacific Investments Corp.	5,426,300	513
	Megaworld Corp.	4,417,900	420
	San Miguel Food and Beverage Inc.	215,800	391
	Aboitiz Power Corp.	483,820	381
	Robinsons Land Corp.	753,861	378

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	San Miguel Corp.	113,200	373
	Globe Telecom Inc.	10,105	363
	Alliance Global Group Inc.	1,458,100	330
	Robinsons Retail Holdings Inc.	211,970	317
	Puregold Price Club Inc.	360,980	290
	DMCI Holdings Inc.	1,475,900	238
	LT Group Inc.	785,600	207
	Bloomberry Resorts Corp.	925,300	182
	Vista Land & Lifescapes Inc.	1,181,800	179
	Semirara Mining & Power Corp. Class A	367,836	169
	Manila Water Co. Inc.	427,700	167
	Wilcon Depot Inc.	443,500	144
	First Gen Corp.	278,700	136
	D&L Industries Inc.	751,700	126
	Nickel Asia Corp.	1,574,100	124
	Century Pacific Food Inc.	394,200	116
	Filinvest Land Inc.	3,219,000	101
	Cebu Air Inc.	45,640	83
*,2	CEMEX Holdings Philippines Inc.	493,900	24
*,§	Altus San Nicolas Corp.	14,514	2
			24,753
Poland (0.1%)
	Polski Koncern Naftowy ORLEN SA	98,597	2,696
	Powszechna Kasa Oszczednosci Bank Polski SA	258,593	2,582
	Powszechny Zaklad Ubezpieczen SA	187,118	1,811
	CD Projekt SA	21,311	1,407
	Bank Polska Kasa Opieki SA	49,788	1,406
*	KGHM Polska Miedz SA	41,905	919
	Grupa Lotos SA	33,383	834
	Santander Bank Polska SA	9,524	781
	Polskie Gornictwo Naftowe i Gazownictwo SA	594,343	732
*,2	Dino Polska SA	17,151	668
	Cyfrowy Polsat SA	82,906	601
	LPP SA	262	560
*	PGE Polska Grupa Energetyczna SA	252,332	541
*	mBank SA	3,747	375
	Asseco Poland SA	26,467	356
*	Bank Millennium SA	216,585	349
*	Orange Polska SA	198,792	326
*	AmRest Holdings SE	24,770	307
2	PLAY Communications SA	33,190	263
	CCC SA	8,904	260
	KRUK SA	6,082	231
*	Alior Bank SA	31,349	221
	Kernel Holding SA	15,618	174
	Bank Handlowy w Warszawie SA	11,626	155
	Eurocash SA	25,626	147
*	Tauron Polska Energia SA	300,511	130
*	Grupa Azoty SA	13,602	125
*	Enea SA	55,620	123
*	Energa SA	71,262	115
	Warsaw Stock Exchange	9,251	94
	PKP Cargo SA	13,598	85
	Budimex SA	2,399	83
	Jastrzebska Spolka Weglowa SA	13,779	70
*	Ciech SA	5,603	47
	Lubelski Wegiel Bogdanka SA	4,449	42
*	Boryszew SA	15,064	17
			19,633
Portugal (0.1%)
	EDP - Energias de Portugal SA	720,585	2,968
	Galp Energia SGPS SA	158,687	2,538
	Jeronimo Martins SGPS SA	79,069	1,329
	Banco Comercial Portugues SA	2,568,762	582

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	EDP Renovaveis SA	41,645	475
	REN - Redes Energeticas Nacionais SGPS SA	158,279	470
	NOS SGPS SA	57,895	344
	Sonae SGPS SA	292,736	295
	Navigator Co. SA	69,036	249
	Altri SGPS SA	31,778	194
	CTT-Correios de Portugal SA	47,438	152
	Mota-Engil SGPS SA	46,843	104
	Semapa-Sociedade de Investimento e Gestao	7,423	102
	Corticeira Amorim SGPS SA	8,976	97
*	Banco Espirito Santo SA	428,634	1
			9,900
Qatar (0.1%)
	Qatar National Bank QPSC	1,419,248	7,482
	Industries Qatar QSC	661,880	1,909
	Qatar Islamic Bank SAQ	368,491	1,540
	Masraf Al Rayan QSC	1,263,410	1,301
	Qatar Fuel QSC	162,880	990
*	Mesaieed Petrochemical Holding Co.	1,379,174	947
	Commercial Bank PSQC	665,898	786
	Qatar Electricity & Water Co. QSC	180,720	784
	Qatar Gas Transport Co. Ltd.	907,220	616
	Barwa Real Estate Co.	594,100	558
	Qatar International Islamic Bank QSC	204,384	533
	Ooredoo QPSC	257,340	516
	Qatar Insurance Co. SAQ	508,720	429
	Doha Bank QPSC	544,172	379
	United Development Co. QSC	604,560	232
	Qatar Aluminum Manufacturing Co.	927,410	209
	Vodafone Qatar QSC	578,060	195
	Medicare Group	56,678	140
	Al Meera Consumer Goods Co. QSC	31,670	137
*	Gulf International Services QSC	282,740	131
*	Ezdan Holding Group QSC	611,170	105
			19,919
Russia (0.4%)
	Lukoil PJSC ADR	142,172	13,102
	Gazprom PJSC ADR	1,322,660	10,604
	Sberbank of Russia PJSC ADR	622,780	9,156
	Novatek PJSC	327,526	6,951
	MMC Norilsk Nickel PJSC ADR	168,864	4,685
	Tatneft PJSC ADR	57,035	3,999
	Surgutneftegas PJSC ADR (XLON)	470,256	3,109
	Sberbank of Russia PJSC	783,021	2,870
	Gazprom PJSC	691,121	2,804
	Rosneft Oil Co. PJSC GDR	359,112	2,387
	Tatneft PJSC	133,580	1,561
	Mobile TeleSystems PJSC	312,742	1,392
	AK Transneft OAO Preference Shares	509	1,322
	Polyus PJSC GDR	15,595	920
	Alrosa PJSC	769,900	895
	Severstal PJSC	62,897	866
	Inter RAO UES PJSC	12,450,172	839
	Magnit PJSC GDR	65,090	741
	Moscow Exchange MICEX-RTS PJSC	463,845	688
	Novolipetsk Steel PJSC	338,779	661
	VTB Bank PJSC GDR	428,076	569
	Tatneft PAO Preference Shares	53,234	548
	VTB Bank PJSC	765,146,460	514
	Magnit PJSC	8,797	444
	PhosAgro PJSC GDR	33,457	421
	RusHydro PJSC	41,855,242	333
	Novatek PJSC GDR	1,548	332
	Aeroflot PJSC	183,051	305

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Rostelecom PJSC	239,573	293
	Federal Grid Co. Unified Energy System PJSC	97,070,000	279
	Magnitogorsk Iron & Steel Works PJSC	482,831	275
	ROSSETI PJSC	10,882,193	203
	Unipro PJSC	4,599,900	189
*	M.Video PJSC	25,520	169
2	Detsky Mir PJSC	112,170	168
	Polyus PJSC	1,417	165
	Sistema PJSFC GDR	36,385	164
	Safmar Financial Investment	20,370	149
*	Mechel PJSC	136,673	129
	Mosenergo PJSC	3,281,038	116
	Bashneft PJSC	3,712	113
*	RussNeft PJSC	11,177	97
	TMK PJSC	104,450	87
	Raspadskaya OJSC	36,607	62
	Surgutneftegas PJSC ADR	8,300	55
	Sistema PJSFC	106,900	24
	Rosneft Oil Co. PJSC	3,288	22
	TGC-1 PJSC	115,300,000	21
	OGK-2 PJSC	496,000	4
	Sberbank of Russia PJSC ADR (XLON)	191	3
			75,805
Saudi Arabia (0.2%)
	Saudi Basic Industries Corp.	223,123	5,218
	Al Rajhi Bank	304,472	4,905
	National Commercial Bank	328,964	3,818
	Saudi Telecom Co.	146,411	3,742
	Riyad Bank	316,988	1,876
	Samba Financial Group	233,983	1,729
	Saudi Electricity Co.	202,791	1,124
*	Saudi Arabian Mining Co.	97,634	1,103
	Saudi Arabian Fertilizer Co.	47,831	996
	Alinma Bank	175,490	981
	Almarai Co. JSC	66,768	888
	Yanbu National Petrochemical Co.	55,530	737
	Jarir Marketing Co.	15,805	668
*	Etihad Etisalat Co.	89,793	539
	Bank AlBilad	79,586	526
*	Savola Group	59,791	493
	Bupa Arabia for Cooperative Insurance Co.	15,626	448
*	Dar Al Arkan Real Estate Development Co.	126,220	405
*	Saudi Kayan Petrochemical Co.	142,999	390
	Saudi Cement Co.	18,601	340
	Advanced Petrochemical Co.	27,321	338
	Bank Al-Jazira	95,983	334
	Mouwasat Medical Services Co.	12,740	279
	Sahara International Petrochemical Co.	61,765	271
	Southern Province Cement Co.	16,999	245
*	Mobile Telecommunications Co. Saudi Arabia	68,212	220
	Saudi Industrial Investment Group	36,126	203
*	Rabigh Refining & Petrochemical Co.	36,907	198
	Abdullah Al Othaim Markets Co.	10,718	198
*	Co. for Cooperative Insurance	10,030	188
	Yanbu Cement Co.	20,854	178
*	National Industrialization Co.	53,297	174
*	Emaar Economic City	68,571	171
	Saudi Ground Services Co.	19,688	171
	Saudi Airlines Catering Co.	6,871	159
	Arabian Cement Co.	14,420	124
*	Seera Group Holding	23,462	114
	National Petrochemical Co.	19,587	113
	Qassim Cement Co.	7,263	105
	Leejam Sports Co. JSC	4,941	102

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	Fawaz Abdulaziz Al Hokair & Co.	15,022	98
*	Saudi Research & Marketing Group	5,368	95
*	Yamama Cement Co.	16,689	95
	Saudia Dairy & Foodstuff Co.	2,481	84
	Aldrees Petroleum and Transport Services Co.	5,482	82
	United Electronics Co.	3,634	69
	United International Transportation Co.	7,289	67
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	9,225	64
*	Dallah Healthcare Co.	5,122	60
	Arriyadh Development Co.	14,077	53
	Eastern Province Cement Co.	5,660	50
	City Cement Co.	12,880	50
*	National Agriculture Development Co.	6,840	46
*	Saudi Real Estate Co.	13,324	45
*	Saudi Chemical Co. Holding	6,980	45
*	Middle East Healthcare Co.	5,911	39
*	Al Hammadi Co. for Development and Investment	7,205	38
	National Medical Care Co.	2,821	36
*	Saudi Public Transport Co.	6,411	27
			35,954
Singapore (0.4%)
	DBS Group Holdings Ltd.	565,878	10,786
	Oversea-Chinese Banking Corp. Ltd.	1,057,138	8,499
	United Overseas Bank Ltd.	400,700	7,889
	Singapore Telecommunications Ltd.	2,334,300	5,653
	Keppel Corp. Ltd.	469,613	2,365
	CapitaLand Ltd.	814,700	2,153
	Ascendas REIT	803,760	1,872
	Singapore Exchange Ltd.	269,010	1,766
	Wilmar International Ltd.	608,673	1,674
	CapitaLand Mall Trust	810,900	1,513
	Singapore Technologies Engineering Ltd.	505,000	1,479
	Genting Singapore Ltd.	1,981,300	1,367
	CapitaLand Commercial Trust	845,053	1,273
	City Developments Ltd.	154,200	1,221
	ComfortDelGro Corp. Ltd.	702,900	1,187
	Mapletree Commercial Trust	678,833	1,162
	Singapore Airlines Ltd.	160,320	1,108
	Mapletree Logistics Trust	836,899	1,033
	Venture Corp. Ltd.	87,800	1,018
	UOL Group Ltd.	162,455	930
	Suntec REIT	616,500	842
	Mapletree Industrial Trust	438,300	821
	Singapore Press Holdings Ltd.	490,100	798
	Jardine Cycle & Carriage Ltd.	31,088	747
	SATS Ltd.	195,100	724
	Mapletree North Asia Commercial Trust	659,400	620
	NetLink NBN Trust	864,700	591
	Keppel REIT	613,388	545
	Keppel DC REIT	360,312	529
	Frasers Logistics & Industrial Trust	544,900	504
	Frasers Centrepoint Trust	224,865	454
	Keppel Infrastructure Trust	1,102,735	434
	Manulife US REIT	460,754	422
	Sembcorp Industries Ltd.	250,131	420
	Ascott Residence Trust	412,409	418
	CDL Hospitality Trusts	315,888	381
	Golden Agri-Resources Ltd.	2,153,019	323
	Frasers Commercial Trust	255,618	308
	Ascendas India Trust	249,700	299
	ESR-REIT	744,443	293
	Singapore Post Ltd.	397,500	280
*	Sembcorp Marine Ltd.	276,489	278
	CapitaLand Retail China Trust	234,139	261

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Cache Logistics Trust	488,165	260
	Parkway Life REIT	106,686	256
	Raffles Medical Group Ltd.	343,000	255
	Hutchison Port Holdings Trust	1,616,500	250
	Olam International Ltd.	183,400	246
	Starhill Global REIT	413,000	224
	Ascendas Hospitality Trust	262,500	222
	SIA Engineering Co. Ltd.	98,500	193
	OUE Commercial REIT	482,875	192
	AIMS APAC REIT	167,700	169
	Wing Tai Holdings Ltd.	102,400	153
	StarHub Ltd.	159,200	152
	Far East Hospitality Trust	279,700	150
	SPH REIT	175,700	147
	First Resources Ltd.	128,000	144
	GuocoLand Ltd.	97,300	144
	Soilbuild Business Space REIT	386,733	144
	First REIT	174,600	131
	Frasers Property Ltd.	94,000	127
	Lippo Malls Indonesia Retail Trust	689,400	122
	Frasers Hospitality Trust	204,000	110
	Sabana Shari’ah Compliant Industrial REIT	293,300	99
§	Best World International Ltd.	90,400	90
	Sheng Siong Group Ltd.	87,100	75
*	Yoma Strategic Holdings Ltd.	310,430	72
	Accordia Golf Trust	158,100	67
	Thomson Medical Group Ltd.	1,531,200	65
	OUE Ltd.	57,600	61
	Silverlake Axis Ltd.	177,499	59
	Bumitama Agri Ltd.	133,200	54
	Asian Pay Television Trust	397,600	49
*,§	Noble Group Ltd.	192,460	11
*,^,§	Hyflux Ltd.	54,000	8
*	Mapletree Commercial Trust Rights Exp. 11/07/2019	48,197	3
*,^,§	Ezra Holdings Ltd.	344,056	3
*,§	Ezion Holdings Ltd. Warrants Exp. 04/15/2020	102,200	—
*,^	Ezion Holdings Ltd. Warrants Exp. 04/16/2023	267,303	—
*,^,§	Midas Holdings Ltd.	223,900	—
			71,747
South Africa (0.6%)
	Naspers Ltd.	137,281	19,426
	Standard Bank Group Ltd.	393,293	4,515
	FirstRand Ltd.	983,458	4,251
	MTN Group Ltd.	559,599	3,464
	Sasol Ltd.	168,850	3,061
	Sanlam Ltd.	574,526	3,024
	AngloGold Ashanti Ltd.	131,412	2,907
	Bid Corp. Ltd.	109,134	2,546
	Absa Group Ltd.	229,692	2,356
	Nedbank Group Ltd.	126,578	1,920
	Old Mutual Ltd. (XLON)	1,455,121	1,913
	Remgro Ltd.	163,527	1,875
	Vodacom Group Ltd.	196,971	1,721
	Gold Fields Ltd.	266,498	1,655
*	Impala Platinum Holdings Ltd.	231,511	1,594
	Capitec Bank Holdings Ltd.	16,628	1,511
	Bidvest Group Ltd.	108,550	1,482
	Anglo American Platinum Ltd.	19,329	1,444
	Growthpoint Properties Ltd.	974,029	1,426
	Shoprite Holdings Ltd.	156,258	1,400
	Clicks Group Ltd.	84,367	1,371
*	Sibanye Gold Ltd.	680,640	1,314
*	MultiChoice Group	143,833	1,198
	RMB Holdings Ltd.	226,561	1,193

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Woolworths Holdings Ltd.	303,904	1,155
	Discovery Ltd.	119,228	949
	NEPI Rockcastle plc	106,110	924
	Redefine Properties Ltd.	1,807,690	902
	Mr Price Group Ltd.	84,982	899
*	Aspen Pharmacare Holdings Ltd.	125,202	874
	Foschini Group Ltd.	72,989	842
	SPAR Group Ltd.	62,394	839
	PSG Group Ltd.	50,675	792
	Tiger Brands Ltd.	53,443	759
*	Northam Platinum Ltd.	108,837	735
	Exxaro Resources Ltd.	84,424	690
	Life Healthcare Group Holdings Ltd.	424,195	670
	Mondi plc (XJSE)	30,781	637
	AVI Ltd.	106,272	610
	Truworths International Ltd.	159,305	565
	Fortress REIT Ltd. Class A	399,278	556
	Netcare Ltd.	479,186	543
	Investec Ltd.	93,338	530
	Barloworld Ltd.	66,387	529
	Sappi Ltd.	191,765	492
*	Harmony Gold Mining Co. Ltd.	136,998	476
	Pick n Pay Stores Ltd.	108,002	472
	Rand Merchant Investment Holdings Ltd.	220,560	436
	Momentum Metropolitan Holdings	316,049	422
	Kumba Iron Ore Ltd.	16,287	397
	Resilient REIT Ltd.	88,581	395
	Hyprop Investments Ltd.	95,639	374
	Telkom SA SOC Ltd.	81,655	373
	Vukile Property Fund Ltd.	288,916	370
	Pioneer Foods Group Ltd.	45,592	324
	AECI Ltd.	45,345	293
	JSE Ltd.	33,136	285
	Reunert Ltd.	59,789	283
	African Rainbow Minerals Ltd.	27,614	277
	Motus Holdings Ltd.	53,356	253
	KAP Industrial Holdings Ltd.	772,227	238
	Liberty Holdings Ltd.	30,382	234
2	Pepkor Holdings Ltd.	203,140	223
	Distell Group Holdings Ltd.	24,890	220
*	Super Group Ltd.	112,906	211
	MAS Real Estate Inc.	167,179	209
	Santam Ltd.	11,134	208
	Coronation Fund Managers Ltd.	72,411	204
	Imperial Logistics Ltd.	53,356	200
	SA Corporate Real Estate Ltd.	862,059	176
	Investec Property Fund Ltd.	165,321	174
	Wilson Bayly Holmes-Ovcon Ltd.	18,265	171
	Attacq Ltd.	191,840	166
2	Dis-Chem Pharmacies Ltd.	102,291	162
	DataTec Ltd.	67,690	162
	Assore Ltd.	9,574	161
	Equites Property Fund Ltd.	112,157	156
	Fortress REIT Ltd. Class B	251,648	150
	Emira Property Fund Ltd.	177,762	150
	Zeder Investments Ltd.	396,625	129
	Astral Foods Ltd.	12,058	128
	Advtech Ltd.	169,279	126
	EPP NV	101,603	125
*	Brait SE	105,983	120
	Allied Electronics Corp. Ltd.	71,488	120
	Hosken Consolidated Investments Ltd.	19,961	119
*	PPC Ltd.	464,396	118
	Tsogo Sun Gaming Ltd.	121,136	100

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Famous Brands Ltd.	18,042	94
	Peregrine Holdings Ltd.	73,968	91
	Massmart Holdings Ltd.	31,813	90
	Adcock Ingram Holdings Ltd.	22,253	83
	Hudaco Industries Ltd.	11,423	82
*	Sun International Ltd.	29,661	80
*	Long4Life Ltd.	272,592	76
	Curro Holdings Ltd.	60,826	73
	DRDGOLD Ltd.	143,105	73
	Murray & Roberts Holdings Ltd.	91,208	68
	Old Mutual Ltd. (XJSE)	51,128	66
*	Nampak Ltd.	124,486	66
	Cashbuild Ltd.	4,365	64
^	Omnia Holdings Ltd.	35,673	61
	Grindrod Ltd.	187,437	60
	Alexander Forbes Group Holdings Ltd.	171,753	59
*,§	Tongaat Hulett Ltd.	59,633	52
	Metair Investments Ltd.	31,938	52
*	Arrowhead Properties Ltd. Class B	209,676	49
	City Lodge Hotels Ltd.	9,147	48
	Raubex Group Ltd.	36,153	47
*	EOH Holdings Ltd.	43,545	45
*,^	Steinhoff International Holdings NV (XJSE)	541,901	35
	Lewis Group Ltd.	17,606	33
*	Blue Label Telecoms Ltd.	170,986	31
*	Tsogo Sun Hotels Ltd.	121,136	29
*	Ascendis Health Ltd.	71,819	18
	Delta Property Fund Ltd.	143,041	10
*	Steinhoff International Holdings NV (XETR)	19,964	1
			95,785
South Korea (1.4%)
	Samsung Electronics Co. Ltd. GDR	39,443	42,164
	Samsung Electronics Co. Ltd.	439,482	18,994
	Samsung Electronics Co. Ltd. Preference Shares	364,030	12,814
	SK Hynix Inc.	164,103	11,539
	NAVER Corp.	42,330	5,968
*,^	Celltrion Inc.	30,770	5,266
	Hyundai Motor Co.	44,624	4,674
	Hyundai Mobis Co. Ltd.	20,676	4,217
	Shinhan Financial Group Co. Ltd.	113,122	4,122
	LG Chem Ltd.	14,555	3,840
	POSCO	18,730	3,398
	Samsung SDI Co. Ltd.	16,651	3,249
	KT&G Corp.	35,003	3,005
	Kia Motors Corp.	81,492	2,978
	LG Household & Health Care Ltd.	2,625	2,840
	Hana Financial Group Inc.	93,835	2,717
	KB Financial Group Inc.	73,036	2,629
	SK Innovation Co. Ltd.	18,094	2,476
	NCSoft Corp.	5,304	2,354
	SK Holdings Co. Ltd.	10,494	2,328
	Samsung C&T Corp.	26,506	2,270
	Samsung Fire & Marine Insurance Co. Ltd.	11,503	2,140
	LG Electronics Inc.	36,588	2,097
	Kakao Corp.	15,847	1,923
	Woori Financial Group Inc.	186,201	1,877
	Samsung SDS Co. Ltd.	10,618	1,834
*	Korea Electric Power Corp.	83,841	1,833
	KB Financial Group Inc. ADR	49,286	1,760
	LG Corp.	29,201	1,741
^	Samsung Electro-Mechanics Co. Ltd.	17,603	1,704
*,^	HLB Inc.	11,478	1,637
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	14,253	1,490
	Woongjin Coway Co. Ltd.	18,869	1,490

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*,^,2	Samsung Biologics Co. Ltd.	4,330	1,479
	Amorepacific Corp.	8,893	1,463
	Samsung Life Insurance Co. Ltd.	21,382	1,298
	Korea Zinc Co. Ltd.	3,308	1,233
	S-Oil Corp.	13,728	1,173
	Shinhan Financial Group Co. Ltd. ADR	30,064	1,085
	Kangwon Land Inc.	35,752	963
	Lotte Chemical Corp.	4,928	959
	Hyundai Heavy Industries Holdings Co. Ltd.	3,268	957
*,^	Celltrion Healthcare Co. Ltd.	19,550	920
	SK Telecom Co. Ltd.	4,483	916
	Hyundai Engineering & Construction Co. Ltd.	24,180	891
	Mirae Asset Daewoo Co. Ltd.	144,178	884
*	LG Display Co. Ltd.	75,257	882
*	Samsung Heavy Industries Co. Ltd.	141,005	876
	Industrial Bank of Korea	84,640	857
	Fila Korea Ltd.	17,105	844
	Hyundai Glovis Co. Ltd.	5,874	761
*	Samsung Engineering Co. Ltd.	49,696	759
	Hotel Shilla Co. Ltd.	10,988	730
	LG Uplus Corp.	62,273	719
	AMOREPACIFIC Group	9,748	706
	Daelim Industrial Co. Ltd.	9,085	706
	SK Telecom Co. Ltd. ADR	30,122	694
	Korea Investment Holdings Co. Ltd.	11,951	694
	Hyundai Motor Co. Preference Shares	11,020	691
	E-MART Inc.	7,185	687
	Orion Corp.	7,538	685
	GS Holdings Corp.	16,044	684
	Hanmi Pharm Co. Ltd.	2,382	681
	DB Insurance Co. Ltd.	15,290	663
	Korea Aerospace Industries Ltd.	20,294	662
	Hankook Tire & Technology Co. Ltd.	24,758	660
	Hyundai Steel Co.	23,945	652
	BNK Financial Group Inc.	106,306	635
	LG Household & Health Care Ltd. Preference Shares	920	583
	Samsung Securities Co. Ltd.	19,087	550
	Yuhan Corp.	2,846	549
	Hyundai Motor Co. 2nd Preference Shares	8,048	547
	Amorepacific Corp. Preference Shares	6,323	523
	CJ CheilJedang Corp.	2,649	521
	Hanon Systems	52,224	520
	CJ ENM Co. Ltd.	3,394	480
	S-1 Corp.	5,939	479
	GS Engineering & Construction Corp.	17,955	475
*,^	Helixmith Co. Ltd.	5,699	471
	POSCO ADR	10,220	459
	Hyundai Marine & Fire Insurance Co. Ltd.	20,905	454
	NH Investment & Securities Co. Ltd.	43,432	450
	LG Innotek Co. Ltd.	4,244	441
	Shinsegae Inc.	2,143	434
	Cheil Worldwide Inc.	20,329	432
*,^,2	Netmarble Corp.	5,390	416
*,^	KMW Co. Ltd.	8,923	409
	Medy-Tox Inc.	1,429	404
*	Hanwha Aerospace Co. Ltd.	11,996	390
	Kumho Petrochemical Co. Ltd.	6,429	385
*,^	Pearl Abyss Corp.	2,057	383
	Hanwha Chemical Corp.	27,123	380
	KCC Corp.	1,942	377
	Lotte Shopping Co. Ltd.	3,498	374
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	14,757	356
	Meritz Securities Co. Ltd.	89,383	346
	Korean Air Lines Co. Ltd.	16,001	342

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	CJ Logistics Corp.	2,507	339
	OCI Co. Ltd.	6,152	331
	LG Chem Ltd. Preference Shares	2,221	328
*	Hanall Biopharma Co. Ltd.	11,383	324
	BGF retail Co. Ltd.	2,109	323
*,^	HLB Life Science Co. Ltd.	11,518	322
	Korea Gas Corp.	9,521	322
^	Koh Young Technology Inc.	3,972	321
	Mando Corp.	10,335	317
	Hyundai Elevator Co. Ltd.	4,996	315
^	POSCO Chemical Co. Ltd.	7,607	313
	Douzone Bizon Co. Ltd.	4,685	296
	DGB Financial Group Inc.	48,829	295
	Hyundai Department Store Co. Ltd.	4,642	295
*,^	Mezzion Pharma Co. Ltd.	1,770	292
	Hyundai Mipo Dockyard Co. Ltd.	7,746	289
*,^	SillaJen Inc.	17,385	286
	Meritz Fire & Marine Insurance Co. Ltd.	17,906	284
	GS Retail Co. Ltd.	8,613	283
	Youngone Corp.	9,226	275
	Samsung Card Co. Ltd.	9,501	274
	CJ Corp.	3,841	271
	Lotte Corp.	8,466	265
	JB Financial Group Co. Ltd.	57,051	262
	Com2uSCorp	3,077	259
	KEPCO Plant Service & Engineering Co. Ltd.	9,254	259
	SFA Engineering Corp.	7,090	254
	Hansol Chemical Co. Ltd.	3,157	254
	Posco International Corp.	16,152	252
	SK Networks Co. Ltd.	49,736	248
*	Hugel Inc.	788	247
	LS Corp.	5,861	244
^	Hanjin Kal Corp.	9,284	242
	WONIK IPS Co. Ltd.	8,495	241
	HDC Hyundai Development Co-Engineering & Construction	9,079	241
*	Doosan Infracore Co. Ltd.	48,176	234
	Doosan Bobcat Inc.	8,654	233
	Innocean Worldwide Inc.	4,216	233
	SK Materials Co. Ltd.	1,471	231
*,^	Hyundai Rotem Co. Ltd.	16,361	226
^	Paradise Co. Ltd.	13,822	221
	Ottogi Corp.	454	221
*	Doosan Heavy Industries & Construction Co. Ltd.	41,777	220
2	Orange Life Insurance Ltd.	8,998	216
	LOTTE Fine Chemical Co. Ltd.	5,575	211
*,^	Hyundai Merchant Marine Co. Ltd.	73,520	208
	Hyosung Corp.	2,867	204
	LS Industrial Systems Co. Ltd.	4,746	203
^	Ssangyong Cement Industrial Co. Ltd.	39,905	201
*	Daewoo Engineering & Construction Co. Ltd.	52,895	197
*,^	Kumho Tire Co. Inc.	54,297	197
	Hanwha Corp.	9,658	197
^	KIWOOM Securities Co. Ltd.	3,278	194
^	Soulbrain Co. Ltd.	2,999	194
*	Genexine Co. Ltd.	4,020	193
	Korean Reinsurance Co.	28,052	191
	Daeduck Electronics Co.	20,587	189
	Taekwang Industrial Co. Ltd.	199	188
	Kolon Industries Inc.	4,624	187
*	GemVax & Kael Co. Ltd.	8,345	187
	Daewoong Pharmaceutical Co. Ltd.	1,404	184
	Hyundai Wia Corp.	4,124	181
*,^	Celltrion Pharm Inc.	5,156	177
	Hanwha Corp. Preference Shares	14,637	171

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	F&F Co. Ltd.	1,973	170
*	Chabiotech Co. Ltd.	12,984	170
*	Pan Ocean Co. Ltd.	44,379	167
	Chong Kun Dang Pharmaceutical Corp.	2,030	167
	Kolmar Korea Co. Ltd.	4,041	166
	Hyundai Home Shopping Network Corp.	2,274	165
	LG International Corp.	12,382	165
*	SM Entertainment Co. Ltd.	5,163	164
	Taeyoung Engineering & Construction Co. Ltd.	14,607	163
^	Hana Tour Service Inc.	3,906	163
	Hanmi Science Co. Ltd.	4,327	162
	Green Cross Corp.	1,466	161
	NongShim Co. Ltd.	772	161
	Hanssem Co. Ltd.	2,954	161
	Daishin Securities Co. Ltd.	14,831	159
	Hite Jinro Co. Ltd.	6,473	158
*	Amicogen Inc.	8,149	157
^	JYP Entertainment Corp.	8,113	156
^	SKC Co. Ltd.	4,069	155
*	Yungjin Pharmaceutical Co. Ltd.	33,594	154
*,^	Iljin Materials Co. Ltd.	4,510	152
	Eo Technics Co. Ltd.	1,839	152
	Hyundai Greenfood Co. Ltd.	15,539	150
	CJ CGV Co. Ltd.	5,088	147
	Grand Korea Leisure Co. Ltd.	8,051	147
	NEPES Corp.	6,078	145
*	Oscotec Inc.	7,991	145
	Green Cross Holdings Corp.	8,097	144
	Huchems Fine Chemical Corp.	7,579	144
	DoubleUGames Co. Ltd.	3,487	144
	Hanwha Life Insurance Co. Ltd.	75,081	144
	Namyang Dairy Products Co. Ltd.	350	142
	Sam Chun Dang Pharm Co. Ltd.	4,904	141
*	Ananti Inc.	14,330	140
	HS Industries Co. Ltd.	14,294	139
^	Cosmax Inc.	2,006	137
	LOTTE Himart Co. Ltd.	5,257	137
*	Studio Dragon Corp.	2,043	137
*	NHN Corp.	2,746	136
*	Komipharm International Co. Ltd.	11,261	135
*,^	Medipost Co. Ltd.	4,816	134
	Meritz Financial Group Inc.	12,474	133
^	Dong-A ST Co. Ltd.	1,528	133
	HDC Holdings Co. Ltd.	13,059	133
	Seoul Semiconductor Co. Ltd.	11,359	131
	Handsome Co. Ltd.	5,208	131
	GS Home Shopping Inc.	1,014	130
*	CrystalGenomics Inc.	10,250	127
*,^	ABLBio Inc.	7,730	127
	Hyosung TNC Co. Ltd.	899	124
*,^	Sangsangin Co. Ltd.	11,917	124
*,^	Naturecell Co. Ltd.	13,593	123
	Daou Technology Inc.	7,947	123
	Shinsegae International Inc.	713	121
*,^	Hyundai Bioscience Co. Ltd.	10,015	121
^	Samyang Holdings Corp.	2,219	121
^	SKCKOLONPI Inc.	4,090	121
	SL Corp.	6,678	120
*	Pharmicell Co. Ltd.	16,212	120
	SK Chemicals Co. Ltd.	2,928	119
*	Telcon RF Pharmaceutical Inc.	20,867	118
	DB HiTek Co. Ltd.	8,062	118
	Dongwon F&B Co. Ltd.	596	117
	Hansae Co. Ltd.	7,440	116

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	NICE Information Service Co. Ltd.	10,929	114
	SK Gas Ltd.	1,580	114
*	G-treeBNT Co. Ltd.	5,748	113
	Orion Holdings Corp.	8,252	112
*	Asiana Airlines Inc.	24,495	112
	Youngone Holdings Co. Ltd.	2,479	112
	Kwang Dong Pharmaceutical Co. Ltd.	18,830	111
^	Bukwang Pharmaceutical Co. Ltd.	8,781	110
	Dongjin Semichem Co. Ltd.	7,670	110
*	BH Co. Ltd.	5,592	109
^	Dentium Co. Ltd.	2,128	109
*,^	Lotte Tour Development Co. Ltd.	9,679	108
	Ahnlab Inc.	2,032	107
	Partron Co. Ltd.	10,577	107
	Dongsuh Cos. Inc.	7,129	107
^	Daea TI Co. Ltd.	21,668	105
	Doosan Co. Ltd.	1,563	104
*	Seobu T&D	15,731	104
*,^	Foosung Co. Ltd.	14,322	104
*,^	Enzychem Lifesciences Corp.	1,879	103
	LG Hausys Ltd.	1,962	100
	Sebang Global Battery Co. Ltd.	3,049	100
	Hanjin Transportation Co. Ltd.	3,757	99
*	DIO Corp.	2,745	99
*,^	Ecopro Co. Ltd.	5,513	98
*	CMG Pharmaceutical Co. Ltd.	37,284	97
	KISWIRE Ltd.	5,113	96
*	Osstem Implant Co. Ltd.	2,787	96
	Daesang Corp.	5,170	95
^	Samwha Capacitor Co. Ltd.	2,246	95
*,^	Vidente Co. Ltd.	9,421	95
^	Poongsan Corp.	5,496	95
	LEENO Industrial Inc.	2,065	94
	Hyosung Chemical Corp.	663	94
	KEPCO Engineering & Construction Co. Inc.	5,282	93
	Lotte Chilsung Beverage Co. Ltd.	790	93
	Hansol Paper Co. Ltd.	7,240	91
*,^	Ecopro BM Co. Ltd.	2,036	90
	L&F Co. Ltd.	4,546	89
	Maeil Dairies Co. Ltd.	1,169	89
^	Korea Petrochemical Ind Co. Ltd.	862	88
*	Cafe24 Corp.	1,679	88
*,^	Hyosung Advanced Materials Corp.	931	88
^	Chongkundang Holdings Corp.	1,116	87
§	Caregen Co. Ltd.	1,328	87
	Halla Holdings Corp.	2,411	86
	Kumho Industrial Co. Ltd.	8,282	86
*	Binex Co. Ltd.	11,366	86
^	Hyundai Construction Equipment Co. Ltd.	3,580	86
*	Yuanta Securities Korea Co. Ltd.	38,496	85
^	Cuckoo Homesys Co. Ltd.	2,535	84
	LF Corp.	4,969	84
*	Duk San Neolux Co. Ltd.	4,300	84
^	SK Securities Co. Ltd.	159,590	82
*	SBS Media Holdings Co. Ltd.	47,697	80
^	BGF Co. Ltd.	16,233	80
	NICE Holdings Co. Ltd.	4,789	80
	Samchully Co. Ltd.	1,099	80
	LIG Nex1 Co. Ltd.	2,755	80
^	Daewoong Co. Ltd.	6,449	79
*	Dongkuk Steel Mill Co. Ltd.	15,616	79
*	Able C&C Co. Ltd.	7,592	77
	SeAH Steel Holdings Corp.	1,906	77
	Nexen Tire Corp.	9,585	77

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	Eutilex Co. Ltd.	1,480	76
	Dongwon Industries Co. Ltd.	415	76
	IS Dongseo Co. Ltd.	2,765	76
*	Anterogen Co. Ltd.	1,829	76
^	YG Entertainment Inc.	3,272	75
	Advanced Process Systems Corp.	3,239	75
*,^	Feelux Co. Ltd.	12,362	74
*	SFA Semicon Co. Ltd.	24,569	74
	Modetour Network Inc.	5,428	73
	S&T Motiv Co. Ltd.	1,871	73
	Dawonsys Co. Ltd.	5,674	73
	Korea Electric Terminal Co. Ltd.	1,823	72
	JW Pharmaceutical Corp.	2,884	72
*	STCUBE	7,603	71
*	Seegene Inc.	3,900	71
	Harim Holdings Co. Ltd.	8,995	69
*	Wonik Holdings Co. Ltd.	17,538	68
^	Dae Han Flour Mills Co. Ltd.	505	67
*	iNtRON Biotechnology Inc.	5,970	66
	CJ Hello Co. Ltd.	12,615	66
	Binggrae Co. Ltd.	1,397	66
*	Ilyang Pharmaceutical Co. Ltd.	3,501	66
*	Eusu Holdings Co. Ltd.	10,687	65
^	Jusung Engineering Co. Ltd.	10,459	64
	Namhae Chemical Corp.	8,782	63
	Tongyang Inc.	50,362	62
	Sam Young Electronics Co. Ltd.	8,042	60
*,^	Inscobee Inc.	25,963	60
	Lotte Food Co. Ltd.	162	60
	AK Holdings Inc.	2,228	60
	SPC Samlip Co. Ltd.	758	60
	Daekyo Co. Ltd.	11,162	59
	Hankook Technology Group Co. Ltd.	5,128	58
	S&T Dynamics Co. Ltd.	11,365	58
	DongKook Pharmaceutical Co. Ltd.	967	58
	Songwon Industrial Co. Ltd.	4,340	57
	JW Holdings Corp.	10,573	57
*,^	Kolon Life Science Inc.	2,875	56
^	Hankook Shell Oil Co. Ltd.	194	55
	Silicon Works Co. Ltd.	1,927	55
	LG Electronics Inc. Preference Shares	2,321	54
	Korea Real Estate Investment & Trust Co. Ltd.	28,386	54
	NS Shopping Co. Ltd.	6,400	54
*	Hansol Holdings Co. Ltd.	15,649	53
	TES Co. Ltd.	2,989	53
	Lock&Lock Co. Ltd.	5,144	52
	ICD Co. Ltd.	4,187	51
	Hanwha General Insurance Co. Ltd.	21,067	51
	SK Discovery Co. Ltd.	2,598	50
*	Hanwha Investment & Securities Co. Ltd.	28,944	50
	Interpark Holdings Corp.	23,623	49
	Toptec Co. Ltd.	6,950	49
	Young Poong Corp.	91	48
	Green Cross Cell Corp.	1,282	47
*	Interflex Co. Ltd.	3,142	47
*,^	Hyosung Heavy Industries Corp.	1,938	47
*,^	Samsung Pharmaceutical Co. Ltd.	13,586	47
	KC Tech Co. Ltd.	2,755	46
	Seah Besteel Corp.	3,350	46
	Kolon Corp.	3,096	46
	Huons Co. Ltd.	1,133	45
*,^	Esmo Corp.	27,286	45
*	Korea Line Corp.	2,370	45
	CJ Freshway Corp.	2,037	44

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Mirae Asset Life Insurance Co. Ltd.	12,832	44
*	Doosan Solus Co. Ltd.	2,880	44
	Hanil Cement Co. Ltd.	520	44
	Samyang Corp.	1,042	43
	E1 Corp.	1,024	43
	InBody Co. Ltd.	2,162	42
	Korea Asset In Trust Co. Ltd.	14,066	41
	Lotte Confectionery Co. Ltd.	340	41
*	NKMax Co. Ltd.	4,640	41
*	Lutronic Corp.	5,622	39
*	LegoChem Biosciences Inc.	950	38
*	Innox Advanced Materials Co. Ltd.	773	38
*,^	KH Vatec Co. Ltd.	2,613	38
	It’s Hanbul Co. Ltd.	2,175	38
*	Insun ENT Co. Ltd.	6,166	38
	Dong-A Socio Holdings Co. Ltd.	464	37
*	Woongjin Thinkbig Co. Ltd.	15,509	35
*	KTB Investment & Securities Co. Ltd.	17,627	35
*,^	Doosan Fuel Cell Co. Ltd.	5,226	35
*,^	Peptron Inc.	2,998	34
	Sindoh Co. Ltd.	1,039	34
*	Homecast Co. Ltd.	8,376	34
*	GNCO Co. Ltd.	33,968	33
*	Taihan Electric Wire Co. Ltd.	58,282	32
	Cell Biotech Co. Ltd.	1,908	32
*	KONA I Co. Ltd.	2,218	32
	Kyobo Securities Co. Ltd.	4,032	31
	DB Financial Investment Co. Ltd.	8,526	31
	Eugene Investment & Securities Co. Ltd.	17,472	31
*	Aprogen pharmaceuticals Inc.	31,444	30
*	COSON Co. Ltd.	4,916	29
	Posco ICT Co. Ltd.	6,926	28
	Dae Hwa Pharmaceutical Co. Ltd.	2,420	28
	KISCO Corp.	7,103	28
	TK Corp.	3,025	26
	KT Skylife Co. Ltd.	3,297	25
	KC Co. Ltd.	2,009	24
*,^	Hyundai Electric & Energy System Co. Ltd.	2,592	24
	Aekyung Industrial Co. Ltd.	984	24
*	Agabang&Company	7,227	23
	Humedix Co. Ltd.	1,152	22
*	AfreecaTV Co. Ltd.	348	22
	Sungwoo Hitech Co. Ltd.	7,123	21
	SeAH Steel Corp.	390	21
	Huons Global Co. Ltd.	780	20
	GOLFZON Co. Ltd.	342	20
*	Ssangyong Motor Co.	9,829	19
	Hancom Inc.	2,196	19
	Hyundai Livart Furniture Co. Ltd.	1,541	19
*	Coreana Cosmetics Co. Ltd.	5,638	19
^	Youlchon Chemical Co. Ltd.	1,599	19
	Sung Kwang Bend Co. Ltd.	2,178	18
*	Hansol Technics Co. Ltd.	2,839	18
	Wemade Co. Ltd.	799	18
	Hanil Holdings Co. Ltd.	426	17
	Kolmar Korea Holdings Co. Ltd.	919	17
*	Cellumed Co. Ltd.	3,487	17
*	Taewoong Co. Ltd.	1,783	17
	Tongyang Life Insurance Co. Ltd.	4,930	16
	Muhak Co. Ltd.	1,944	15
	Hyundai Corp.	941	14
	COSMAX NBT Inc.	2,426	14
*	Jenax Inc.	3,125	11
*	Lumens Co. Ltd.	5,290	10

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Cuckoo Holdings Co. Ltd.	107	10
*	Webzen Inc.	455	6
	INTOPS Co. Ltd.	509	6
*	Leaders Cosmetics Co. Ltd.	964	5
*	G-SMATT GLOBAL Co. Ltd.	6,079	2
*	Neowiz	146	2
*	CUROCOM Co. Ltd.	1,620	2
*,§	Shenglong PV-Tech Investment Co. Ltd.	1,034,191	—
*,§	CNK International Co. Ltd.	78	—
			245,087
Spain (0.8%)
*	Iberdrola SA	1,864,672	19,167
	Banco Santander SA (XMAD)	4,729,651	18,991
	Telefonica SA	1,430,751	10,987
	Banco Bilbao Vizcaya Argentaria SA	2,084,360	10,978
^	Industria de Diseno Textil SA	331,365	10,326
	Amadeus IT Group SA	126,909	9,389
*	Repsol SA	419,935	6,920
*	Ferrovial SA	150,994	4,455
2	Aena SME SA	22,368	4,106
	Grifols SA	105,109	3,391
	CaixaBank SA	1,117,334	3,204
*	ACS Actividades de Construccion y Servicios SA	76,841	3,118
2	Cellnex Telecom SA (XMAD)	66,524	2,870
	Red Electrica Corp. SA	137,251	2,758
	Endesa SA	100,863	2,747
	Naturgy Energy Group SA	96,435	2,627
	Banco de Sabadell SA	1,845,843	2,029
	Enagas SA	72,775	1,801
	Merlin Properties Socimi SA	112,431	1,655
	Bankinter SA	217,938	1,509
	Inmobiliaria Colonial Socimi SA	108,145	1,398
	Banco Santander SA ADR	304,166	1,205
	Siemens Gamesa Renewable Energy SA	72,784	1,002
	Mapfre SA	328,833	918
*	Cellnex Telecom SA	19,305	832
	Banco Santander SA (XMEX)	195,914	776
	Acciona SA	7,065	736
	Viscofan SA	13,510	733
	Bankia SA	382,878	730
	Bolsas y Mercados Espanoles SHMSF SA	25,346	703
*	Masmovil Ibercom SA	25,600	593
	Applus Services SA	47,724	577
	Ebro Foods SA	24,959	548
	Acerinox SA	54,520	511
	Faes Farma SA	87,343	502
	Cia de Distribucion Integral Logista Holdings SA	21,015	441
	CIE Automotive SA	17,148	427
*	Almirall SA	22,677	426
	Zardoya Otis SA	55,101	418
	Prosegur Cia de Seguridad SA	98,413	382
*	Sacyr SA	125,732	358
*	Indra Sistemas SA	36,653	354
*,2	Neinor Homes SA	26,333	347
	Corp. Financiera Alba SA	6,779	338
	Mediaset Espana Comunicacion SA	52,714	323
	Construcciones y Auxiliar de Ferrocarriles SA	7,051	317
*	Fomento de Construcciones y Contratas SA	24,833	300
2	Euskaltel SA	29,552	275
*	Fluidra SA	21,756	272
	Melia Hotels International SA	33,176	271
2	Unicaja Banco SA	284,134	257
2	Gestamp Automocion SA	46,446	199
	Lar Espana Real Estate Socimi SA	21,012	190

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	Promotora de Informaciones SA	127,116	189
*	Tecnicas Reunidas SA	7,173	181
^	Ence Energia y Celulosa SA	44,717	177
2	Prosegur Cash SA	100,619	157
	Liberbank SA	481,493	154
*,2	Aedas Homes SAU	6,664	154
	Atresmedia Corp. de Medios de Comunicacion SA	33,387	140
2	Metrovacesa SA	14,260	135
*,2	Global Dominion Access SA	31,040	130
*	Pharma Mar SA	40,605	86
	NH Hotel Group SA	7,070	35
	Grifols SA Preference Shares	137	3
*,§	Let’s GOWEX SA	3,921	—
			142,228
Sweden (0.9%)
	Investor AB Class B	161,233	8,272
	Telefonaktiebolaget LM Ericsson Class B	933,413	8,157
	Volvo AB Class B	471,219	7,062
	Atlas Copco AB Class A	199,535	7,043
	Assa Abloy AB Class B	286,310	6,799
	Hennes & Mauritz AB Class B	282,966	5,931
	Sandvik AB	335,456	5,927
	Essity AB Class B	189,558	5,922
	Svenska Handelsbanken AB Class A	473,188	4,749
	Swedbank AB Class A	313,709	4,396
	Skandinaviska Enskilda Banken AB Class A	455,295	4,367
	Hexagon AB Class B	78,108	3,999
	Atlas Copco AB Class B	120,435	3,737
	Telia Co. AB	816,199	3,590
	Swedish Match AB	53,878	2,531
	Tele2 AB	169,449	2,426
	Alfa Laval AB	104,633	2,422
	Skanska AB Class B	113,322	2,415
	Boliden AB	87,038	2,347
	SKF AB	122,523	2,218
	Epiroc AB Class A	187,431	2,112
	Electrolux AB Class B	79,280	2,084
	Kinnevik AB	76,083	2,082
	Svenska Cellulosa AB SCA Class B	192,330	1,963
	Lundin Petroleum AB	57,029	1,889
	Castellum AB	88,152	1,801
	Elekta AB Class B	118,373	1,649
	Securitas AB Class B	98,274	1,574
	Industrivarden AB Class A	70,761	1,566
	Epiroc AB Class B	129,457	1,410
	Trelleborg AB Class B	83,705	1,354
	Fabege AB	89,744	1,340
*	Fastighets AB Balder Class B	32,576	1,263
	Investor AB Class A	24,187	1,219
^	Nibe Industrier AB Class B	88,330	1,209
	Getinge AB	70,225	1,201
	ICA Gruppen AB	25,763	1,140
	Industrivarden AB	51,904	1,125
	Husqvarna AB	138,819	1,063
	Holmen AB	33,555	990
	Saab AB Class B	31,604	976
	AAK AB	53,850	955
	Loomis AB Class B	24,456	947
*	Swedish Orphan Biovitrum AB	59,420	942
	Indutrade AB	30,418	938
2	Evolution Gaming Group AB	38,131	912
2	Dometic Group AB	96,960	900
	L E Lundbergforetagen AB Class B	23,292	878
	Sweco AB Class B	22,370	787

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Hexpol AB	86,115	768
	Lifco AB Class B	15,257	761
	Wihlborgs Fastigheter AB	48,317	731
	BillerudKorsnas AB	59,033	710
	AF POYRY AB	32,798	698
	Axfood AB	32,159	693
2	Thule Group AB	32,923	670
	Nordic Entertainment Group AB Class B	22,612	643
	Wallenstam AB	57,901	634
2	Bravida Holding AB	68,786	634
	Intrum AB	23,125	623
	Peab AB	68,429	577
	JM AB	22,497	576
	Hufvudstaden AB Class A	33,512	561
	Kungsleden AB	58,632	533
	NCC AB Class B	32,820	527
	Beijer Ref AB	19,530	527
	SSAB AB Class B	198,139	499
	Pandox AB Class B	23,201	464
	Investment AB Latour Class B	33,367	451
*	AddTech AB	14,932	416
	Avanza Bank Holding AB	42,615	364
^	Mycronic AB	21,331	355
*	Nyfosa AB	50,489	337
	Hemfosa Fastigheter AB Preference Shares	17,061	334
	Hemfosa Fastigheter AB	29,751	307
	Vitrolife AB	19,390	303
	Bilia AB	29,824	299
	Nolato AB Class B	5,301	297
	Arjo AB	70,839	292
	Bure Equity AB	18,758	290
	Atrium Ljungberg AB	13,772	274
	Cloetta AB Class B	80,284	273
*	Sectra AB Class B	8,167	272
	Klovern AB	153,834	269
*	Hembla AB Class B	11,132	248
	Nobia AB	38,056	243
	Lindab International AB	21,286	238
	Bonava AB Class B	24,050	232
*	Modern Times Group MTG AB Class B	24,466	227
	Catena AB	5,895	216
*	Betsson AB	43,587	215
2	Resurs Holding AB	36,406	214
2	Attendo AB	38,500	197
	SSAB AB Class A	68,745	192
2	Scandic Hotels Group AB	19,107	184
*	Adapteo Oyj	16,699	183
	Ratos AB	70,826	183
	Concentric AB	13,287	178
	Klovern AB Preference Shares	4,687	173
*	NetEnt AB	51,187	145
	Investment AB Oresund	10,840	143
*	Hansa Biopharma AB	10,401	139
	Sagax AB Preference Shares	35,778	137
	SkiStar AB	11,188	134
*	Mekonomen AB	13,668	116
	Clas Ohlson AB	11,122	107
*,2	Munters Group AB	20,246	98
*	SAS AB	34,635	54
	NCC AB Class A	1,486	24
	Bonava AB Class A	1,921	20
	Svenska Handelsbanken AB Class B	1,550	16
	Sagax AB	3,641	14
	Svenska Cellulosa AB SCA Class A	550	6

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	Collector AB	274	1
			153,818
Switzerland (2.6%)
	Nestle SA	918,233	98,234
	Roche Holding AG	220,001	66,211
	Novartis AG	681,478	59,544
	Zurich Insurance Group AG	46,309	18,139
	UBS Group AG	1,080,582	12,789
	Cie Financiere Richemont SA	159,603	12,542
	ABB Ltd.	558,452	11,728
	Credit Suisse Group AG	780,185	9,657
	Swiss Re AG	87,402	9,168
*	Alcon Inc.	145,966	8,632
	Givaudan SA	2,899	8,517
	Lonza Group AG	23,248	8,379
	Sika AG	42,955	7,384
	LafargeHolcim Ltd. (XSWX)	123,483	6,374
	Geberit AG	11,034	5,606
	Swiss Life Holding AG	10,127	5,072
	SGS SA	1,593	4,155
	Partners Group Holding AG	5,247	4,100
	Sonova Holding AG	17,485	4,012
	Swisscom AG	7,796	3,988
	Swatch Group AG (Bearer)	11,793	3,270
	Schindler Holding AG	12,800	3,136
	Julius Baer Group Ltd.	68,836	3,048
	Straumann Holding AG	3,297	2,946
	Adecco Group AG	48,530	2,885
	Baloise Holding AG	14,953	2,766
	Temenos AG	18,895	2,703
	Chocoladefabriken Lindt & Spruengli AG (Registered)	33	2,702
	Kuehne & Nagel International AG	15,938	2,575
	Swiss Prime Site AG	24,769	2,553
	Roche Holding AG (Bearer)	8,224	2,452
	Chocoladefabriken Lindt & Spruengli AG	314	2,334
	Vifor Pharma AG	14,127	2,225
	Logitech International SA	46,237	1,898
	LafargeHolcim Ltd. (XPAR)	34,256	1,759
	PSP Swiss Property AG	12,795	1,694
	Barry Callebaut AG	760	1,606
	EMS-Chemie Holding AG	2,368	1,484
	Helvetia Holding AG	10,425	1,464
	Schindler Holding AG (Registered)	6,139	1,454
	Georg Fischer AG	1,372	1,310
	Clariant AG	61,984	1,271
2	VAT Group AG	8,350	1,228
	Flughafen Zurich AG	6,259	1,128
^	BB Biotech AG	17,253	1,075
*	ams AG	23,470	1,055
	Belimo Holding AG	164	1,029
	Pargesa Holding SA	11,916	942
	Cembra Money Bank AG	8,783	931
2	Galenica AG	14,906	892
	Allreal Holding AG	4,466	870
	Dufry AG	9,898	861
	Tecan Group AG	3,633	860
2	Sunrise Communications Group AG	10,697	832
	Landis&Gyr Group AG	8,113	753
	Banque Cantonale Vaudoise	893	700
	OC Oerlikon Corp. AG	63,472	651
	Bucher Industries AG	2,048	634
	dormakaba Holding AG	972	623
*	Idorsia Ltd.	26,922	613
	SIG Combibloc Group AG	43,538	604

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Mobimo Holding AG	2,139	603
	Sulzer AG	5,560	562
	DKSH Holding AG	11,718	557
	Forbo Holding AG	345	550
	Siegfried Holding AG	1,253	511
	Emmi AG	602	510
	Vontobel Holding AG	8,625	503
	Valiant Holding AG	4,857	493
	SFS Group AG	5,340	473
	Inficon Holding AG	629	451
	Interroll Holding AG	207	428
	BKW AG	5,634	416
	Daetwyler Holding AG	2,294	395
	HBM Healthcare Investments AG	1,943	393
	St. Galler Kantonalbank AG	806	353
	Huber & Suhner AG	5,296	353
	Conzzeta AG	385	336
	VZ Holding AG	1,060	296
	Burckhardt Compression Holding AG	1,205	287
	Valora Holding AG	981	281
	Kardex AG	1,827	266
	Schweiter Technologies AG	253	260
	Bachem Holding AG	1,666	254
	Berner Kantonalbank AG	1,106	244
*	Aryzta AG	305,283	241
^	Komax Holding AG	1,091	232
	Comet Holding AG	2,281	228
	LEM Holding SA	187	221
	Rieter Holding AG	1,485	202
	Intershop Holding AG	367	202
	Ypsomed Holding AG	1,264	188
	Implenia AG	4,586	175
	Liechtensteinische Landesbank AG	2,615	173
	Vetropack Holding AG	62	168
*,^	COSMO Pharmaceuticals NV	2,263	168
	u-blox Holding AG	2,049	166
	Arbonia AG	11,977	150
^	Bobst Group SA	2,817	148
*	GAM Holding AG	44,025	147
	Bell Food Group AG	520	143
	EFG International AG	22,302	141
*,^	Basilea Pharmaceutica AG	3,005	124
	Zehnder Group AG	2,774	121
	Ascom Holding AG	12,078	120
*,^	Alpiq Holding AG	1,608	116
	VP Bank AG	742	116
	Bossard Holding AG	682	108
	Autoneum Holding AG	940	105
	Swissquote Group Holding SA	2,287	100
*	Leonteq AG	3,057	98
	APG SGA SA	321	95
	Hiag Immobilien Holding AG	865	93
	ALSO Holding AG	582	87
*,^	Meyer Burger Technology AG	159,539	67
	Kudelski SA	7,442	43
*	Schmolz & Bickenbach AG	129,951	34
			444,342
Taiwan (1.6%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	4,106,000	40,238
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	693,362	35,798
	Hon Hai Precision Industry Co. Ltd.	3,826,520	10,106
	MediaTek Inc.	470,086	6,278
	Formosa Plastics Corp.	1,524,873	4,895
	Largan Precision Co. Ltd.	33,020	4,845

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Chunghwa Telecom Co. Ltd. ADR	118,373	4,330
	Nan Ya Plastics Corp.	1,796,423	4,245
	CTBC Financial Holding Co. Ltd.	5,775,715	4,015
	Uni-President Enterprises Corp.	1,525,992	3,770
	Mega Financial Holding Co. Ltd.	3,571,769	3,506
	Fubon Financial Holding Co. Ltd.	2,337,880	3,420
	E.Sun Financial Holding Co. Ltd.	3,603,624	3,256
	Cathay Financial Holding Co. Ltd.	2,452,549	3,246
	Formosa Chemicals & Fibre Corp.	1,089,259	3,166
	China Steel Corp.	3,926,390	3,023
	Delta Electronics Inc.	687,471	3,018
	ASE Technology Holding Co. Ltd.	1,043,636	2,708
	First Financial Holding Co. Ltd.	3,194,981	2,343
	Yuanta Financial Holding Co. Ltd.	3,651,965	2,282
	Hua Nan Financial Holdings Co. Ltd.	2,954,044	2,123
	Taiwan Cement Corp.	1,589,994	2,111
	Taiwan Cooperative Financial Holding Co. Ltd.	3,012,313	2,072
	Catcher Technology Co. Ltd.	234,310	1,986
	Taiwan Mobile Co. Ltd.	517,800	1,931
	President Chain Store Corp.	184,137	1,837
	Chailease Holding Co. Ltd.	405,417	1,827
	Hotai Motor Co. Ltd.	103,000	1,822
	Shanghai Commercial & Savings Bank Ltd.	1,017,000	1,749
	Asustek Computer Inc.	235,169	1,595
	Quanta Computer Inc.	817,450	1,568
	Chang Hwa Commercial Bank Ltd.	1,972,780	1,539
	Taishin Financial Holding Co. Ltd.	3,254,349	1,511
	Formosa Petrochemical Corp.	459,140	1,462
	United Microelectronics Corp.	3,123,180	1,438
	Win Semiconductors Corp.	138,151	1,438
	China Development Financial Holding Corp.	4,425,580	1,380
	SinoPac Financial Holdings Co. Ltd.	3,241,756	1,330
	Yageo Corp.	125,473	1,288
	Novatek Microelectronics Corp.	195,025	1,249
	Far EasTone Telecommunications Co. Ltd.	511,000	1,226
	Pegatron Corp.	624,954	1,214
	Far Eastern New Century Corp.	1,239,279	1,205
	Advantech Co. Ltd.	119,266	1,178
	Lite-On Technology Corp.	706,988	1,165
	Realtek Semiconductor Corp.	156,420	1,160
	Shin Kong Financial Holding Co. Ltd.	3,618,772	1,143
	Pou Chen Corp.	838,524	1,121
	Asia Cement Corp.	761,264	1,075
	Accton Technology Corp.	179,000	1,065
	Walsin Technology Corp.	154,968	928
	Globalwafers Co. Ltd.	75,000	895
	Zhen Ding Technology Holding Ltd.	186,700	883
	Cheng Shin Rubber Industry Co. Ltd.	559,379	879
	Eclat Textile Co. Ltd.	65,166	874
	Feng TAY Enterprise Co. Ltd.	121,258	819
	Taiwan High Speed Rail Corp.	674,000	798
	Wistron Corp.	859,152	788
	Giant Manufacturing Co. Ltd.	102,881	761
	Compal Electronics Inc.	1,265,323	755
*	China Life Insurance Co. Ltd.	893,500	736
	Hiwin Technologies Corp.	83,612	717
	Foxconn Technology Co. Ltd.	330,514	707
	Airtac International Group	49,884	678
	Inventec Corp.	919,554	666
	Powertech Technology Inc.	210,000	662
	Vanguard International Semiconductor Corp.	299,000	639
	Innolux Corp.	2,868,885	636
	Nanya Technology Corp.	277,324	634
	Unimicron Technology Corp.	406,000	624

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Micro-Star International Co. Ltd.	209,000	617
	Macronix International	606,903	616
	Taiwan Business Bank	1,448,862	611
	Chroma ATE Inc.	120,000	597
	Radiant Opto-Electronics Corp.	149,314	593
	WPG Holdings Ltd.	466,440	591
	Tripod Technology Corp.	149,000	576
	Sino-American Silicon Products Inc.	178,000	535
	Merida Industry Co. Ltd.	92,400	535
	Silergy Corp.	19,000	532
	Simplo Technology Co. Ltd.	57,640	531
	Synnex Technology International Corp.	427,498	510
	Acer Inc.	843,551	492
	Nan Kang Rubber Tire Co. Ltd.	268,493	489
	Chicony Electronics Co. Ltd.	155,231	482
	ITEQ Corp.	95,000	481
	Teco Electric and Machinery Co. Ltd.	527,000	467
	Winbond Electronics Corp.	829,726	467
	Walsin Lihwa Corp.	937,000	458
	Phison Electronics Corp.	49,000	446
	Elite Material Co. Ltd.	107,000	444
	Parade Technologies Ltd.	23,000	444
	AU Optronics Corp. ADR	176,018	440
	Voltronic Power Technology Corp.	19,545	433
	TA Chen Stainless Pipe	398,524	430
	Compeq Manufacturing Co. Ltd.	306,000	428
	Highwealth Construction Corp.	278,540	428
	Nien Made Enterprise Co. Ltd.	47,000	426
*	Tatung Co. Ltd.	698,000	420
*	Wiwynn Corp.	22,000	419
	King Yuan Electronics Co. Ltd.	331,000	415
	Eva Airways Corp.	874,817	410
	Genius Electronic Optical Co. Ltd.	27,714	399
	TCI Co. Ltd.	35,022	387
	FLEXium Interconnect Inc.	107,154	385
	Chipbond Technology Corp.	189,000	374
	Ruentex Industries Ltd.	151,960	365
	Ruentex Development Co. Ltd.	235,792	360
	Elan Microelectronics Corp.	116,400	359
	International CSRC Investment Holdings Co.	323,447	348
	Standard Foods Corp.	168,400	340
	HTC Corp.	275,491	333
	Makalot Industrial Co. Ltd.	59,447	332
	Formosa Taffeta Co. Ltd.	286,000	325
	Qisda Corp.	433,000	325
	United Integrated Services Co. Ltd.	62,200	323
	Taiwan Fertilizer Co. Ltd.	195,000	310
	Taiwan Union Technology Corp.	70,000	307
*	TaiMed Biologics Inc.	69,000	302
	Taiwan Surface Mounting Technology Corp.	92,250	302
	Poya International Co. Ltd.	21,450	295
	Merry Electronics Co. Ltd.	59,798	293
	China Petrochemical Development Corp.	865,567	288
	CTCI Corp.	214,000	288
	Far Eastern Department Stores Ltd.	335,115	288
	ASPEED Technology Inc.	11,000	287
	IBF Financial Holdings Co. Ltd.	790,274	283
*	Evergreen Marine Corp. Taiwan Ltd.	668,410	274
	Eternal Materials Co. Ltd.	321,919	274
	Tung Ho Steel Enterprise Corp.	378,000	268
	Grape King Bio Ltd.	43,000	266
	King Slide Works Co. Ltd.	22,000	263
	AU Optronics Corp.	1,030,000	263
	Gigabyte Technology Co. Ltd.	155,000	259

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Epistar Corp.	264,044	257
	Visual Photonics Epitaxy Co. Ltd.	65,250	255
	King’s Town Bank Co. Ltd.	244,000	254
	eMemory Technology Inc.	23,000	254
	Taichung Commercial Bank Co. Ltd.	655,953	253
	E Ink Holdings Inc.	254,000	249
	Sanyang Motor Co. Ltd.	343,000	246
	Cheng Uei Precision Industry Co. Ltd.	164,000	246
	Egis Technology Inc.	27,000	243
	Taiwan Glass Industry Corp.	636,842	243
	Mitac Holdings Corp.	273,741	241
	Global Unichip Corp.	27,000	237
	General Interface Solution Holding Ltd.	63,000	236
	Chunghwa Telecom Co. Ltd.	64,000	236
	Taiwan Secom Co. Ltd.	80,675	231
	Bizlink Holding Inc.	33,616	229
	Unitech Printed Circuit Board Corp.	210,120	229
	Wisdom Marine Lines Co. Ltd.	223,706	225
	Clevo Co.	182,628	221
	St. Shine Optical Co. Ltd.	14,000	219
	Great Wall Enterprise Co. Ltd.	176,501	218
	Lien Hwa Industrial Holdings Corp.	190,660	217
	Sinbon Electronics Co. Ltd.	51,499	208
	Far Eastern International Bank	522,628	205
	China Airlines Ltd.	686,000	204
	Yulon Finance Corp.	55,000	204
	Capital Securities Corp.	667,220	201
	Taiwan Paiho Ltd.	77,000	201
	Wan Hai Lines Ltd.	336,000	200
	China Steel Chemical Corp.	48,000	199
	Getac Technology Corp.	120,000	197
	Jih Sun Financial Holdings Co. Ltd.	620,710	195
	Taiwan Hon Chuan Enterprise Co. Ltd.	105,772	191
*	United Renewable Energy Co. Ltd.	700,195	189
*	PharmaEssentia Corp.	50,000	188
*	Brighton-Best International Taiwan Inc.	179,000	188
	ChipMOS Technologies Inc.	188,682	187
*	XinTec Inc.	89,000	183
	LandMark Optoelectronics Corp.	21,600	182
	Test Rite International Co. Ltd.	254,000	181
	Hota Industrial Manufacturing Co. Ltd.	48,936	181
	Career Technology MFG. Co. Ltd.	145,885	181
*	OBI Pharma Inc.	41,014	180
	Wafer Works Corp.	156,436	180
	Tong Yang Industry Co. Ltd.	115,000	180
	Primax Electronics Ltd.	84,000	179
	Huaku Development Co. Ltd.	65,000	178
	Chlitina Holding Ltd.	22,400	178
	United Microelectronics Corp. ADR	78,841	178
	CyberTAN Technology Inc.	301,000	176
	TSRC Corp.	220,925	176
	Cheng Loong Corp.	293,000	175
	Oriental Union Chemical Corp.	236,000	170
	Ardentec Corp.	181,903	169
	HannStar Display Corp.	775,265	165
	Chong Hong Construction Co. Ltd.	61,152	165
	Chilisin Electronics Corp.	58,325	164
	Advanced Wireless Semiconductor Co.	46,000	164
	Asia Optical Co. Inc.	59,000	163
	Shin Zu Shing Co. Ltd.	41,000	163
	Cub Elecparts Inc.	19,419	163
	Everlight Chemical Industrial Corp.	309,240	162
	Charoen Pokphand Enterprise	75,000	162
	Nan Ya Printed Circuit Board Corp.	89,000	161

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Sitronix Technology Corp.	27,000	161
	ASMedia Technology Inc.	10,000	160
	Flytech Technology Co. Ltd.	68,853	159
	YFY Inc.	403,000	158
*	AURAS Technology Co. Ltd.	21,000	158
	Greatek Electronics Inc.	112,000	157
	Yulon Motor Co. Ltd.	244,000	157
	Sunny Friend Environmental Technology Co. Ltd.	18,000	156
	Ton Yi Industrial Corp.	389,000	155
*	Grand Pacific Petrochemical	257,000	155
*	TPK Holding Co. Ltd.	70,958	154
	International Games System Co. Ltd.	12,000	154
	Arcadyan Technology Corp.	50,000	154
	Kindom Development Co. Ltd.	147,000	153
	Dynapack International Technology Corp.	77,000	153
	Prince Housing & Development Corp.	412,050	152
	Evergreen International Storage & Transport Corp.	326,000	150
	BES Engineering Corp.	560,000	150
	Kinpo Electronics	405,000	149
	Taiwan Cogeneration Corp.	155,000	149
	TTY Biopharm Co. Ltd.	56,541	149
	Advanced Ceramic X Corp.	18,000	148
	Holy Stone Enterprise Co. Ltd.	44,200	146
	Faraday Technology Corp.	76,800	145
	Shinkong Synthetic Fibers Corp.	396,000	145
	Lealea Enterprise Co. Ltd.	470,000	145
*	Mercuries Life Insurance Co. Ltd.	410,156	145
	Ichia Technologies Inc.	250,000	145
	Center Laboratories Inc.	66,159	145
*	CMC Magnetics Corp.	386,080	144
	Wistron NeWeb Corp.	57,400	143
	Lotes Co. Ltd.	15,198	143
	China Motor Corp.	104,800	143
	Goldsun Building Materials Co. Ltd.	315,000	142
	Cleanaway Co. Ltd.	27,000	140
	Coretronic Corp.	107,400	139
	momo.com Inc.	16,000	139
	Taiwan Styrene Monomer	190,450	135
	U-Ming Marine Transport Corp.	121,000	134
	Sampo Corp.	205,600	134
	Lung Yen Life Service Corp.	67,000	134
	Tong Hsing Electronic Industries Ltd.	30,000	133
	Firich Enterprises Co. Ltd.	107,132	133
	China Man-Made Fiber Corp.	496,733	133
	Wei Chuan Foods Corp.	152,000	132
	Ginko International Co. Ltd.	22,000	131
	Holtek Semiconductor Inc.	60,000	131
*	AmTRAN Technology Co. Ltd.	359,000	129
	Gourmet Master Co. Ltd.	28,245	128
*	Run Long Construction Co. Ltd.	57,000	128
	Chunghwa Precision Test Tech Co. Ltd.	4,000	128
	Cathay Real Estate Development Co. Ltd.	178,200	128
*	Asia Pacific Telecom Co. Ltd.	646,152	127
	Tainan Spinning Co. Ltd.	345,543	127
	China Chemical & Pharmaceutical Co. Ltd.	202,000	127
	Syncmold Enterprise Corp.	48,750	125
*	Lotus Pharmaceutical Co. Ltd.	39,000	125
	China General Plastics Corp.	167,706	124
	Asia Vital Components Co. Ltd.	90,000	123
*	Federal Corp.	276,612	122
	Concraft Holding Co. Ltd.	19,576	122
	Yungtay Engineering Co. Ltd.	57,000	122
	Pan Jit International Inc.	127,800	120
	Transcend Information Inc.	55,000	119

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	Rexon Industrial Corp. Ltd.	43,000	117
	UPC Technology Corp.	344,265	116
	YungShin Global Holding Corp.	81,400	116
	Sercomm Corp.	44,000	116
	Taiwan FamilyMart Co. Ltd.	16,000	115
	Everlight Electronics Co. Ltd.	125,000	115
	WT Microelectronics Co. Ltd.	98,986	113
*	Dynamic Electronics Co. Ltd.	222,000	113
*	Hung Sheng Construction Ltd.	160,800	111
	Sinyi Realty Inc.	103,358	109
	China Electric Manufacturing Corp.	306,000	108
	Chin-Poon Industrial Co. Ltd.	105,000	106
	Sigurd Microelectronics Corp.	87,000	106
	Hong Pu Real Estate Development Co. Ltd.	144,000	105
	Ability Enterprise Co. Ltd.	190,000	105
	Sporton International Inc.	16,802	105
	China Metal Products	101,000	104
	ScinoPharm Taiwan Ltd.	133,245	104
	Namchow Holdings Co. Ltd.	64,000	104
	Pixart Imaging Inc.	27,000	104
	Darfon Electronics Corp.	77,000	103
*	Microbio Co. Ltd.	234,000	103
	SDI Corp.	49,000	100
*	Via Technologies Inc.	94,000	100
	Bank of Kaohsiung Co. Ltd.	316,859	100
*	Ritek Corp.	374,424	100
	Machvision Inc.	10,006	99
	Aten International Co. Ltd.	35,000	99
*	Medigen Biotechnology Corp.	49,000	99
	Xxentria Technology Materials Corp.	44,000	99
	Foxsemicon Integrated Technology Inc.	18,900	98
	Kinsus Interconnect Technology Corp.	62,000	98
	USI Corp.	222,645	98
*	PChome Online Inc.	22,587	98
	Taiwan TEA Corp.	174,000	97
	Nantex Industry Co. Ltd.	93,000	96
	Sonix Technology Co. Ltd.	88,000	96
	Longchen Paper & Packaging Co. Ltd.	214,591	95
	Tyntek Corp.	194,000	94
	Rechi Precision Co. Ltd.	120,000	94
*	Shining Building Business Co. Ltd.	237,915	93
	President Securities Corp.	212,549	92
	Ennoconn Corp.	12,277	92
	Topkey Corp.	21,000	92
	AcBel Polytech Inc.	126,000	92
	Mercuries & Associates Holding Ltd.	143,929	92
	Yieh Phui Enterprise Co. Ltd.	305,136	91
	Depo Auto Parts Ind Co. Ltd.	45,000	91
*	HannsTouch Solution Inc.	200,133	91
	Formosa International Hotels Corp.	17,058	91
	Kung Long Batteries Industrial Co. Ltd.	19,000	90
	Casetek Holdings Ltd.	49,877	90
	Jentech Precision Industrial Co. Ltd.	16,000	89
	Farglory Land Development Co. Ltd.	70,000	89
	YC INOX Co. Ltd.	103,000	88
	Systex Corp.	36,000	88
	Chaun-Choung Technology Corp.	13,000	87
	Adlink Technology Inc.	55,168	87
	Supreme Electronics Co. Ltd.	90,000	86
	Test Research Inc.	51,000	85
*	Unity Opto Technology Co. Ltd.	378,000	84
	Lingsen Precision Industries Ltd.	278,000	84
	Yulon Nissan Motor Co. Ltd.	10,000	83
	Topco Scientific Co. Ltd.	26,047	83

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Taiwan PCB Techvest Co. Ltd.	68,000	82
	Kinik Co.	36,000	81
	WUS Printed Circuit Co. Ltd.	62,730	80
*	Gemtek Technology Corp.	102,000	80
	Kuo Toong International Co. Ltd.	127,374	79
	TaiDoc Technology Corp.	19,000	78
	Gloria Material Technology Corp.	125,000	78
	Sunplus Technology Co. Ltd.	171,000	78
	Darwin Precisions Corp.	142,000	77
	OptoTech Corp.	91,312	77
	A-DATA Technology Co. Ltd.	46,190	77
	Iron Force Industrial Co. Ltd.	17,000	76
*	Unizyx Holding Corp.	112,000	75
	Rich Development Co. Ltd.	208,000	74
	Zeng Hsing Industrial Co. Ltd.	17,000	74
	Hsin Kuang Steel Co. Ltd.	78,000	73
	Quanta Storage Inc.	59,000	73
	D-Link Corp.	184,212	72
	Chung-Hsin Electric & Machinery Manufacturing Corp.	107,000	72
*	Yang Ming Marine Transport Corp.	281,030	70
*	Taiwan Land Development Corp.	243,731	69
	Elite Semiconductor Memory Technology Inc.	66,000	69
	Toung Loong Textile Manufacturing	44,000	69
	Taiwan Semiconductor Co. Ltd.	41,000	69
	TXC Corp.	55,000	67
	Wah Lee Industrial Corp.	38,000	67
*	Silicon Integrated Systems Corp.	249,000	66
	Huang Hsiang Construction Corp.	55,000	66
*	Orient Semiconductor Electronics Ltd.	120,605	65
*	Roo Hsing Co. Ltd.	168,000	63
*	Pharmally International Holding Co. Ltd.	8,325	63
	FocalTech Systems Co. Ltd.	80,923	63
	Swancor Holding Co. Ltd.	22,000	62
	Asia Polymer Corp.	122,836	62
	Radium Life Tech Co. Ltd.	155,440	62
	Pan-International Industrial Corp.	80,000	62
	Formosan Rubber Group Inc.	99,890	61
	IEI Integration Corp.	32,605	61
	Ho Tung Chemical Corp.	251,141	58
	FSP Technology Inc.	84,000	58
	Taiflex Scientific Co. Ltd.	40,800	57
	Hu Lane Associate Inc.	23,000	56
	Elite Advanced Laser Corp.	30,412	56
*	Phihong Technology Co. Ltd.	193,000	55
*	CSBC Corp. Taiwan	61,678	55
	Johnson Health Tech Co. Ltd.	21,105	55
	L&K Engineering Co. Ltd.	65,000	54
	ITE Technology Inc.	37,000	54
	KEE TAI Properties Co. Ltd.	131,000	53
	Sincere Navigation Corp.	95,790	52
	TYC Brother Industrial Co. Ltd.	53,000	52
	Lite-On Semiconductor Corp.	38,000	52
	Posiflex Technology Inc.	15,169	52
	Wowprime Corp.	20,665	52
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	21,000	49
	Senao International Co. Ltd.	49,000	49
	Infortrend Technology Inc.	98,000	48
*	Taigen Biopharmaceuticals Holdings Ltd.	77,872	48
	Altek Corp.	61,600	48
	Basso Industry Corp.	29,200	47
	Chung Hwa Pulp Corp.	152,421	46
*,§	ALI Corp.	66,812	44
	Advanced International Multitech Co. Ltd.	33,000	44
	Lextar Electronics Corp.	74,000	43

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	CHC Healthcare Group	31,268	43
	Tong-Tai Machine & Tool Co. Ltd.	74,560	42
	Li Cheng Enterprise Co. Ltd.	26,500	42
*	Concord Securities Co. Ltd.	170,604	41
	Taiyen Biotech Co. Ltd.	39,000	41
	PharmaEngine Inc.	17,038	41
	TA-I Technology Co. Ltd.	30,750	41
	Alpha Networks Inc.	55,000	41
	Nien Hsing Textile Co. Ltd.	54,945	41
	Soft-World International Corp.	16,000	40
*	Etron Technology Inc.	127,000	40
	Ta Ya Electric Wire & Cable	111,280	39
	Global Brands Manufacture Ltd.	67,000	38
	Global Mixed Mode Technology Inc.	9,000	37
	Sheng Yu Steel Co. Ltd.	56,000	37
	Globe Union Industrial Corp.	65,000	36
	Cyberlink Corp.	11,000	36
	Weltrend Semiconductor	41,599	36
	Jess-Link Products Co. Ltd.	35,750	35
	Brogent Technologies Inc.	5,529	34
*	Elitegroup Computer Systems Co. Ltd.	73,000	32
*	Yeong Guan Energy Technology Group Co. Ltd.	15,000	32
	Zinwell Corp.	43,000	32
*	Tung Thih Electronic Co. Ltd.	12,000	29
*	Motech Industries Inc.	85,447	27
*	Gigasolar Materials Corp.	6,400	25
*,§	Pihsiang Machinery Manufacturing Co. Ltd.	38,000	22
*	Gold Circuit Electronics Ltd.	41,000	21
	Li Peng Enterprise Co. Ltd.	75,600	17
*	AGV Products Corp.	66,440	15
*,§	XPEC Entertainment Inc.	21,468	9
*	Gigastorage Corp.	34,000	8
			267,419
Thailand (0.4%)
	PTT PCL (Foreign)	4,758,880	7,131
	CP ALL PCL (Foreign)	1,673,700	4,326
	Airports of Thailand PCL (Foreign)	1,381,650	3,580
	Advanced Info Service PCL (Foreign)	364,800	2,767
	Siam Commercial Bank PCL (Foreign)	667,500	2,474
	Bangkok Dusit Medical Services PCL	2,822,400	2,244
	Siam Cement PCL NVDR	162,800	1,980
	PTT Exploration & Production PCL (Foreign)	442,481	1,765
	Central Pattana PCL	818,200	1,735
	Kasikornbank PCL (Foreign)	305,083	1,409
	Minor International PCL (Foreign)	1,156,182	1,379
	Gulf Energy Development PCL	252,400	1,356
	Kasikornbank PCL	293,076	1,349
	Siam Cement PCL (Foreign)	101,106	1,230
	PTT Global Chemical PCL	633,815	1,071
	Electricity Generating PCL (Foreign)	93,100	1,070
	Charoen Pokphand Foods PCL (Foreign)	1,207,700	1,010
	Home Product Center PCL	1,706,598	972
	Digital Telecommunications Infrastructure Fund	1,623,317	957
	Bangkok Expressway & Metro PCL	2,522,557	902
	BTS Group Holdings PCL (Foreign)	1,943,211	863
	Intouch Holdings PCL (Foreign)	354,755	775
	Intouch Holdings PCL NVDR	337,596	738
	Energy Absolute PCL	538,100	731
	Krung Thai BNK PCL (Foreign)	1,252,875	689
	Thai Oil PCL (Foreign)	300,400	681
	Indorama Ventures PCL	697,600	647
	Global Power Synergy PCL	223,193	608
	Krungthai Card PCL	433,000	595
	Banpu PCL	1,453,128	558

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	True Corp. PCL	3,256,454	539
	Osotspa PCL (Foreign)	378,100	532
	Berli Jucker PCL	324,184	523
	Bangkok Bank PCL (Foreign)	89,698	518
	Muangthai Capital PCL	251,300	516
	Ratchaburi Electricity Generating Holding PCL	198,000	482
	Land & Houses PCL NVDR	1,482,900	476
	Thai Union Frozen Products PCL (Foreign)	939,080	454
*	Asset World Corp. PCL	2,196,400	440
	Thanachart Capital PCL (Foreign)	247,100	434
	Total Access Communication PCL (Foreign)	204,100	419
	Siam Commercial Bank PCL	111,400	413
	Srisawad Corp. PCL	186,405	398
	WHA Corp. PCL	2,428,602	377
	Bumrungrad Hospital PCL (Foreign)	91,500	365
	Tisco Financial (Foreign)	111,400	360
	Kiatnakin Bank PCL	162,900	353
	Krung Thai BNK PCL NVDR	633,000	348
	IRPC PCL (Foreign)	2,930,400	330
	VGI PCL	1,018,450	329
	BTS Rail Mass Transit Growth Infrastructure Fund	881,600	318
	TOA Paint Thailand PCL	210,600	314
	TMB Bank PCL	6,530,400	311
	Bangkok Bank PCL	53,100	306
	B Grimm Power PCL	191,700	305
	Thailand Future Fund	710,600	301
	BTS Group Holdings PCL NVDR	672,000	298
	Amata Corp. PCL	340,500	280
	Robinson PCL	126,100	273
	Tisco Financial (Local)	83,500	270
	Jasmine Broadband Internet Infrastructure Fund	766,700	257
	Bangchak Corp. PCL	288,900	236
	Siam Global House PCL	435,422	219
	Delta Electronics Thailand PCL	149,500	218
	MBK PCL	287,800	216
^	Carabao Group PCL	77,400	216
	WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust	375,900	215
^	Sino-Thai Engineering & Construction PCL	376,100	209
^	CH Karnchang PCL	302,700	204
	Supalai PCL	380,600	204
	Bangkok Land PCL	4,444,600	202
	Asian Property Development PCL (Foreign)	921,500	201
	Chularat Hospital PCL	2,340,180	198
	Siam City Cement PCL (Foreign)	27,700	198
	TTW PCL	437,300	197
	Quality Houses PCL	2,203,983	190
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	425,900	189
	Central Plaza Hotel PCL	207,300	189
^	BCPG PCL	313,500	187
	CK Power PCL	888,845	178
	Hana Microelectronics PCL (Foreign)	209,600	177
	Thai Vegetable Oil PCL	206,400	176
^	Jasmine International PCL	828,200	171
	SPCG PCL	246,200	170
	Major Cineplex Group PCL	203,500	166
	Bangkok Chain Hospital PCL	297,200	165
	Land & Houses PCL (Foreign)	508,200	163
	MK Restaurants Group PCL	62,900	162
	AEON Thana Sinsap Thailand PCL	23,700	160
	Sansiri PCL (Foreign)	4,053,100	153
	Star Petroleum Refining PCL	484,700	143
	U City PCL	2,194,325	139
	KCE Electronics PCL	259,200	126
	LPN Development PCL	735,900	115

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Gunkul Engineering PCL	1,185,099	115
	Sri Trang Agro-Industry PCL	331,096	114
	Unique Engineering & Construction PCL	382,500	112
	TPI Polene Power PCL	688,700	103
	Tipco Asphalt PCL	140,500	99
	Bangkok Life Assurance PCL NVDR	157,940	97
*,§	Pruksa Real Estate PCL	210,700	94
	Siam Makro PCL	85,500	91
	Samart Corp. PCL	365,500	90
*	BEC World PCL (Foreign)	406,500	90
	Origin Property PCL	389,400	89
	Esso Thailand PCL	357,200	87
	Italian-Thai Development PCL	1,562,400	86
	Ratchaburi Electricity Generating Holding PCL NVDR	35,300	86
*	TPI Polene PCL	1,930,500	85
	Thaifoods Group PCL	649,700	83
*	Super Energy Corp. PCL	3,838,700	76
	PTG Energy PCL	127,400	76
	GFPT PCL	164,000	75
*	Thai Airways International PCL (Foreign)	300,774	74
	Thanachart Capital PCL NVDR	38,600	68
	Banpu Power PCL	117,600	68
	Bangkok Airways PCL	261,000	66
^	Thoresen Thai Agencies PCL	443,252	65
	Workpoint Entertainment PCL	82,500	53
*	Precious Shipping PCL	188,100	53
	Pruksa Holding PCL (Foreign)	94,600	50
	Univentures PCL	246,900	44
	Taokaenoi Food & Marketing PCL	123,500	43
*	Thaicom PCL	276,600	41
*,^	Group Lease PCL	155,959	27
	Beauty Community PCL	369,400	26
	Bangkok Life Assurance PCL (Foreign)	16,500	10
*	TMB Bank PCL Rights	4,520,768	6
*	Minor International PCL Warrants Exp. 12/31/2021	58,699	6
*	Srisawad Power 1979 PCL Warrants Exp. 05/29/2020	2,960	1
*	Samart Corp. PCL Warrants Exp. 05/08/2021	42,966	1
*	Vibhavadi Medical Center PCL Warrants Exp. 05/09/2022	79,130	1
*	Thaifoods Group PCL Warrants Exp. 04/28/2020	24,210	—
*	Super Energy Corp. PCL Warrants Exp. 08/30/2020	767,740	—
			67,934
Turkey (0.1%)
	BIM Birlesik Magazalar AS	130,623	1,081
*	Turkiye Garanti Bankasi AS	663,555	1,067
*	Akbank T.A.S.	844,211	1,020
	Tupras Turkiye Petrol Rafinerileri AS	40,858	889
	KOC Holding AS	268,233	879
	Turkcell Iletisim Hizmetleri AS	384,589	846
*	Turkiye Is Bankasi AS	495,971	503
	Eregli Demir ve Celik Fabrikalari TAS	421,050	481
	Haci Omer Sabanci Holding AS (Bearer)	268,197	388
	Aselsan Elektronik Sanayi Ve Ticaret AS	119,311	383
*	Turk Hava Yollari AO	166,592	339
*	Turkiye Vakiflar Bankasi TAO	386,738	293
*	Koza Altin Isletmeleri AS	19,560	240
	Tekfen Holding AS	74,320	220
	TAV Havalimanlari Holding AS	47,557	217
*	Petkim Petrokimya Holding AS	341,998	206
	Ulker Biskuvi Sanayi AS	62,695	202
	Ford Otomotiv Sanayi AS	17,563	198
	Anadolu Efes Biracilik Ve Malt Sanayii AS	57,339	193
	Enka Insaat ve Sanayi AS	169,819	171
*	Yapi ve Kredi Bankasi AS	420,155	167
*	Turk Telekomunikasyon AS	160,573	163

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	Turkiye Halk Bankasi AS	163,616	150
	Tofas Turk Otomobil Fabrikasi AS	37,311	146
2	Enerjisa Enerji AS	116,815	126
*	Sok Marketler Ticaret AS	80,871	126
	Turkiye Sise ve Cam Fabrikalari AS	161,616	123
	Aksigorta AS	132,563	114
	EGE Endustri VE Ticaret AS	1,374	114
	Soda Sanayii AS	118,534	114
*	Arcelik AS	35,788	111
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	296,019	111
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	469,363	99
*	Koza Anadolu Metal Madencilik Isletmeleri AS	59,315	91
*	Turkiye Sinai Kalkinma Bankasi AS	560,984	88
	AG Anadolu Grubu Holding AS	31,736	83
	Coca-Cola Icecek AS	13,694	75
*	Zorlu Enerji Elektrik Uretim AS	328,267	68
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	60,773	65
	Sasa Polyester Sanayi AS	52,573	64
	Trakya Cam Sanayii AS	116,933	60
*	Aksa Enerji Uretim AS Class B	123,798	57
*,2	Mavi Giyim Sanayi Ve Ticaret AS Class B	6,479	52
*	Pegasus Hava Tasimaciligi AS	4,428	51
	Dogan Sirketler Grubu Holding AS	168,390	51
*	Bera Holding AS	102,172	50
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	125,938	47
	Otokar Otomotiv Ve Savunma Sanayi AS	1,491	37
*	Sekerbank Turk AS	205,730	36
*	Vestel Elektronik Sanayi ve Ticaret AS	20,037	36
*,2	MLP Saglik Hizmetleri AS	13,316	34
	Alarko Holding AS	41,515	33
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	60,942	32
*	NET Holding AS	95,198	28
*	Tat Gida Sanayi AS	32,773	27
	Kordsa Teknik Tekstil AS	12,974	27
*	Migros Ticaret AS	6,467	23
	Aygaz AS	12,065	23
	Aksa Akrilik Kimya Sanayii AS	11,842	21
*	Is Gayrimenkul Yatirim Ortakligi AS	91,844	15
*	Turk Traktor ve Ziraat Makineleri AS	1,534	12
*	Cimsa Cimento Sanayi VE Ticaret AS	8,065	11
*	Dogus Otomotiv Servis ve Ticaret AS	7,386	11
*	Konya Cimento Sanayii AS	267	10
*	Torunlar Gayrimenkul Yatirim Ortakligi AS	26,089	8
*	Albaraka Turk Katilim Bankasi AS	32,421	7
*,§	Asya Katilim Bankasi AS	147,465	—
			12,813
United Arab Emirates (0.1%)
	First Abu Dhabi Bank PJSC	1,390,226	5,754
	Emirates Telecommunications Group Co. PJSC	557,470	2,514
	Abu Dhabi Commercial Bank PJSC	871,497	1,849
	Emaar Properties PJSC	1,149,487	1,336
	Dubai Islamic Bank PJSC	569,309	819
	Aldar Properties PJSC	1,217,482	779
	DP World plc	51,276	681
	Abu Dhabi Islamic Bank PJSC	298,742	435
	Emaar Malls PJSC	604,573	321
	Emaar Development PJSC	270,876	299
	Dana Gas PJSC	1,186,473	296
*	Air Arabia PJSC	763,896	283
	Dubai Investments PJSC	659,013	231
*	GFH Financial Group BSC	887,933	215
	Orascom Construction plc (DIFX)	21,054	131
	Arabtec Holding PJSC	245,437	124
*	DAMAC Properties Dubai Co. PJSC	473,801	111

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	Dubai Financial Market PJSC	426,230	103
*	RAK Properties PJSC	603,454	75
*	DXB Entertainments PJSC	666,893	37
*	Deyaar Development PJSC	361,379	36
*	Eshraq Properties Co. PJSC	175,378	17
*	Union Properties PJSC	154,253	13
*,§	Drake & Scull International PJSC	114,862	12
			16,471
United Kingdom (5.0%)
	HSBC Holdings plc	6,407,401	48,409
	AstraZeneca plc	416,203	40,587
	BP plc	6,298,478	39,941
	Royal Dutch Shell plc Class A	1,359,279	39,403
	GlaxoSmithKline plc	1,549,663	35,495
	Royal Dutch Shell plc Class B	1,191,246	34,308
	Diageo plc	738,384	30,223
	British American Tobacco plc	616,122	21,549
	Unilever plc	344,268	20,614
	Rio Tinto plc	346,965	18,064
	Vodafone Group plc	8,479,987	17,305
	Lloyds Banking Group plc	22,144,782	16,290
	Reckitt Benckiser Group plc	199,792	15,460
	Prudential plc	826,784	14,441
	RELX plc	593,433	14,287
	BHP Group plc	655,502	13,904
	Compass Group plc	495,594	13,195
	National Grid plc	1,098,116	12,840
	Barclays plc	5,398,653	11,710
	Glencore plc	3,467,214	10,465
	Anglo American plc	393,610	10,130
	Tesco plc	3,028,338	9,244
	CRH plc	247,523	9,023
	London Stock Exchange Group plc	99,603	8,976
	Experian plc	284,217	8,959
	BAE Systems plc	993,638	7,422
	Standard Chartered plc	807,090	7,324
	BT Group plc	2,744,696	7,284
	Imperial Brands plc	298,199	6,541
	Aviva plc	1,210,237	6,523
	Legal & General Group plc	1,834,941	6,272
	Ferguson plc	70,815	6,047
	Smith & Nephew plc	272,682	5,854
	SSE plc	318,159	5,293
	Rolls-Royce Holdings plc	531,449	4,890
	WPP plc	381,547	4,762
	Ashtead Group plc	146,292	4,454
	3i Group plc	302,770	4,424
	Melrose Industries plc	1,529,856	4,228
	Informa plc	396,300	3,983
	Royal Bank of Scotland Group plc	1,418,881	3,922
	Segro plc	346,485	3,790
	British American Tobacco plc ADR	106,973	3,740
	Intertek Group plc	51,304	3,557
	InterContinental Hotels Group plc	57,841	3,500
	Rentokil Initial plc	588,454	3,463
	Next plc	40,548	3,458
	Burberry Group plc	129,736	3,440
	Sage Group plc	350,049	3,263
	Associated British Foods plc	110,533	3,191
	DCC plc	32,272	3,026
	Halma plc	124,275	3,016
	Persimmon plc	100,749	2,972
	Standard Life Aberdeen plc	755,108	2,969
	Land Securities Group plc	226,601	2,760

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Bunzl plc	101,926	2,652
	Smiths Group plc	125,958	2,633
	Barratt Developments plc	320,497	2,621
	Smurfit Kappa Group plc	78,694	2,618
	Flutter Entertainment plc	25,054	2,584
	Croda International plc	41,153	2,568
	Mondi plc (XLON)	123,635	2,563
*	Ocado Group plc	148,615	2,562
	United Utilities Group plc	225,385	2,545
	Johnson Matthey plc	62,373	2,478
	Spirax-Sarco Engineering plc	23,349	2,396
	British Land Co. plc	295,648	2,377
*	M&G plc	826,784	2,290
	RSA Insurance Group plc	337,630	2,284
	Pearson plc	255,821	2,259
	St. James’s Place plc	166,370	2,244
	Taylor Wimpey plc	1,034,797	2,219
	Rightmove plc	284,830	2,211
	Severn Trent plc	75,578	2,210
	Whitbread plc	41,076	2,162
	Berkeley Group Holdings plc	37,193	2,120
2	Auto Trader Group plc	288,972	2,106
	GVC Holdings plc	179,099	2,066
	ITV plc	1,184,622	2,055
	Hargreaves Lansdown plc	89,207	2,049
	Carnival plc	49,931	1,998
	Meggitt plc	246,436	1,994
	Coca-Cola HBC AG	61,822	1,882
	DS Smith plc	405,309	1,879
	Wm Morrison Supermarkets plc	710,156	1,835
	Centrica plc	1,919,659	1,807
	Kingfisher plc	671,246	1,801
*	Just Eat plc	186,987	1,781
	Admiral Group plc	65,857	1,724
	Hiscox Ltd.	88,562	1,710
	Intermediate Capital Group plc	88,819	1,709
	Polymetal International plc	100,150	1,647
	Phoenix Group Holdings plc	177,067	1,617
	Bellway plc	39,157	1,603
	Travis Perkins plc	85,872	1,595
	Cobham plc	777,030	1,589
	Direct Line Insurance Group plc	449,769	1,586
	TUI AG (XLON)	121,047	1,584
	Pennon Group plc	133,332	1,550
	Marks & Spencer Group plc	650,810	1,533
	Derwent London plc	33,039	1,520
	Weir Group plc	85,992	1,502
	Schroders plc	36,553	1,465
	J Sainsbury plc	539,197	1,421
	International Consolidated Airlines Group SA (XLON)	205,291	1,413
	B&M European Value Retail SA	292,163	1,402
	UNITE Group plc	94,638	1,378
	Howden Joinery Group plc	182,708	1,367
	G4S plc	509,727	1,367
2	Merlin Entertainments plc	231,030	1,361
	HomeServe plc	89,094	1,338
	Tate & Lyle plc	152,879	1,333
	Electrocomponents plc	149,303	1,317
	BBA Aviation plc	325,792	1,282
	Beazley plc	165,673	1,259
	Hikma Pharmaceuticals plc	48,102	1,253
2	ConvaTec Group plc	486,309	1,242
	Antofagasta plc	108,377	1,221
	SSP Group plc	146,995	1,212

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Spectris plc	37,421	1,160
	Tullow Oil plc	432,575	1,156
	IMI plc	88,035	1,145
2	Quilter plc	642,767	1,140
	Inchcape plc	136,312	1,140
	Dechra Pharmaceuticals plc	33,301	1,136
	Investec plc	199,812	1,133
	JD Sports Fashion plc	113,569	1,130
	Rotork plc	284,912	1,113
	Britvic plc	86,231	1,102
*	Capita plc	541,902	1,096
	IWG plc	216,990	1,081
	Inmarsat plc	151,498	1,081
	Tritax Big Box REIT plc	553,321	1,078
	AVEVA Group plc	19,763	1,071
	IG Group Holdings plc	122,579	1,009
	easyJet plc	59,628	957
	WH Smith plc	33,293	943
	Cineworld Group plc	321,698	927
	Great Portland Estates plc	90,222	921
	Hammerson plc	245,007	920
	TP ICAP plc	204,075	907
	Man Group plc	483,052	899
	John Wood Group plc	204,515	898
	Entertainment One Ltd.	123,536	892
2	Avast plc	164,452	883
	Close Brothers Group plc	48,881	877
	Shaftesbury plc	70,788	867
	Genus plc	23,029	865
	Micro Focus International plc	62,824	862
	Royal Mail plc	305,430	836
	Evraz plc	175,038	835
	Hays plc	409,542	833
2	John Laing Group plc	175,131	829
	National Express Group plc	143,158	828
	UDG Healthcare plc	81,522	817
*	Serco Group plc	399,905	808
	Big Yellow Group plc	52,830	782
	LondonMetric Property plc	258,080	775
	Aggreko plc	74,935	768
	Assura plc	791,591	767
	NMC Health plc	27,024	766
2	Sophos Group plc	103,846	764
	Capital & Counties Properties plc	228,253	754
	Victrex plc	26,511	753
	Cranswick plc	18,305	736
	BCA Marketplace plc	236,595	723
	Virgin Money UK plc	402,359	716
	Grafton Group plc	70,558	715
	Ashmore Group plc	117,860	711
	Moneysupermarket.com Group plc	159,747	711
	Bovis Homes Group plc	46,255	701
	Micro Focus International plc ADR	51,018	700
	Diploma plc	33,683	697
	Primary Health Properties plc	378,734	694
	Greggs plc	29,507	679
	William Hill plc	264,272	677
	Safestore Holdings plc	73,111	664
	Balfour Beatty plc	225,404	657
	QinetiQ Group plc	160,490	654
	Lancashire Holdings Ltd.	70,631	652
2	Countryside Properties plc	139,852	640
2	Ascential plc	140,989	639
	Grainger plc	186,961	622

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	Firstgroup plc	364,849	610
	Bodycote plc	65,682	609
	Pagegroup plc	103,701	598
	Mediclinic International plc	125,420	595
	Redrow plc	76,131	594
	Paragon Banking Group plc	88,196	575
	Jupiter Fund Management plc	129,109	573
	Centamin plc	374,696	567
	Babcock International Group plc	78,314	562
	Playtech plc	109,303	556
	Marshalls plc	59,852	550
	Workspace Group plc	41,522	546
	Fresnillo plc	58,206	538
	Daily Mail & General Trust plc	46,995	535
	Softcat plc	43,471	530
	Dixons Carphone plc	309,638	527
	Renishaw plc	10,638	523
	Domino’s Pizza Group plc	139,808	518
*	Future plc	26,016	511
*,2	Wizz Air Holdings plc	10,268	508
	Games Workshop Group plc	8,666	502
	Savills plc	42,139	501
	Spirent Communications plc	191,567	493
	Ultra Electronics Holdings plc	18,833	476
	OneSavings Bank plc	100,538	469
	Provident Financial plc	81,356	465
*	EI Group plc	127,165	464
	Essentra plc	92,683	457
	Rathbone Brothers plc	16,596	447
	Hill & Smith Holdings plc	26,108	443
	Drax Group plc	115,008	442
	KAZ Minerals plc	72,293	442
2	Ibstock plc	141,222	441
*	Mitchells & Butlers plc	76,747	423
	Synthomer plc	115,016	415
	Greencore Group plc	132,615	399
	Coats Group plc	430,209	397
	J D Wetherspoon plc	20,870	395
	Plus500 Ltd.	37,933	393
	Rhi Magnesita NV	8,705	392
	AJ Bell plc	81,540	392
	Pets at Home Group plc	146,110	389
	Elementis plc	200,961	387
*	Cairn Energy plc	166,397	384
	Brewin Dolphin Holdings plc	88,737	383
	Crest Nicholson Holdings plc	74,364	375
	Computacenter plc	20,756	367
	Petrofac Ltd.	73,497	367
	Vesuvius plc	67,578	350
	Marston’s plc	206,584	330
	UK Commercial Property REIT Ltd.	280,203	319
	Restaurant Group plc	175,938	310
	Galliford Try plc	31,872	303
	TalkTalk Telecom Group plc	207,546	301
2	McCarthy & Stone plc	157,594	299
	Go-Ahead Group plc	11,009	291
	Picton Property Income Ltd.	239,762	288
	IntegraFin Holdings plc	60,208	288
	St. Modwen Properties plc	48,958	286
	Telecom Plus plc	18,074	282
	Senior plc	117,016	280
	Morgan Advanced Materials plc	90,162	275
2	Equiniti Group plc	97,712	273
	Sanne Group plc	39,663	271

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Dunelm Group plc	26,177	268
2	Hastings Group Holdings plc	111,051	262
*,^	Premier Oil plc	237,527	255
	SIG plc	172,662	252
	NewRiver REIT plc	96,297	251
*	Just Group plc	292,671	231
	Saga plc	378,835	230
	Polypipe Group plc	38,522	226
	Hyve Group plc	221,320	223
	F&C Commercial Property Trust Ltd.	145,117	221
*	Sports Direct International plc	54,487	218
	Vectura Group plc	184,595	211
	Card Factory plc	95,290	209
	Mitie Group plc	98,196	201
	AG Barr plc	27,387	197
	Stagecoach Group plc	107,484	191
	Hansteen Holdings plc	135,041	179
	Northgate plc	39,515	176
	Keller Group plc	25,893	174
*	Georgia Capital plc	13,513	171
	TBC Bank Group plc	10,275	170
	Redefine International plc	100,441	168
	Hochschild Mining plc	64,093	167
	888 Holdings plc	70,142	163
	Chemring Group plc	61,330	160
	Hunting plc	31,130	159
	NCC Group plc	65,036	158
*	Intu Properties plc	268,035	156
	Helical plc	30,240	153
	Bank of Georgia Group plc	8,830	149
*,^	Metro Bank plc	52,452	138
	Ferrexpo plc	82,626	135
2	Spire Healthcare Group plc	87,431	132
	International Personal Finance plc	76,661	132
	RPS Group plc	70,942	129
	Halfords Group plc	61,629	127
	Stobart Group Ltd.	81,472	126
	AA plc	208,955	119
*	Indivior plc	233,216	118
	Superdry plc	20,701	110
	Rank Group plc	34,276	108
	Schroder REIT Ltd.	150,505	108
*,^,2	Aston Martin Lagonda Global Holdings plc	20,657	107
	PZ Cussons plc	39,815	104
*	Premier Foods plc	239,782	100
	Dignity plc	13,885	99
*	AO World plc	101,244	83
	GoCo Group plc	61,125	77
2	Bakkavor Group plc	46,001	71
	Devro plc	33,578	70
	N Brown Group plc	41,889	68
	Renewi plc	172,088	66
	De La Rue plc	32,227	66
*,^,2	Funding Circle Holdings plc	42,016	64
*,^	Sirius Minerals plc	1,688,678	63
2	CMC Markets plc	28,615	48
2	Amigo Holdings plc	48,385	44
	Ted Baker plc	7,651	40
	Daejan Holdings plc	374	24
*,2	Alfa Financial Software Holdings plc	18,397	20
	Pharos Energy plc	28	—
*,§	Thomas Cook Group plc	182,533	—
*,^,§	Afren plc	141,140	—

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*,§	Carillion plc	88,745	—
			860,847
United States (54.7%)
Basic Materials (1.2%)
	Linde plc	171,987	34,114
	DuPont de Nemours Inc.	238,386	15,712
	Ecolab Inc.	79,948	15,356
	Air Products & Chemicals Inc.	69,424	14,805
	Dow Inc.	237,000	11,966
	PPG Industries Inc.	74,102	9,272
	LyondellBasell Industries NV Class A	83,552	7,495
	Newmont Goldcorp Corp. (XNYS)	160,699	6,385
	International Paper Co.	122,579	5,354
	Nucor Corp.	95,044	5,118
	Celanese Corp. Class A	38,160	4,623
	Freeport-McMoRan Inc.	454,743	4,466
	International Flavors & Fragrances Inc.	33,194	4,050
	Newmont Goldcorp Corp. (XTSE)	98,329	3,893
	FMC Corp.	41,690	3,815
	Avery Dennison Corp.	27,607	3,530
	Eastman Chemical Co.	43,394	3,300
	CF Industries Holdings Inc.	69,204	3,138
	RPM International Inc.	40,512	2,934
	Royal Gold Inc.	21,391	2,469
	Reliance Steel & Aluminum Co.	20,660	2,397
	Albemarle Corp.	34,935	2,122
	Mosaic Co.	104,912	2,086
	Steel Dynamics Inc.	66,600	2,022
*	Axalta Coating Systems Ltd.	66,960	1,975
	Huntsman Corp.	72,900	1,613
	Ashland Global Holdings Inc.	20,215	1,564
	Scotts Miracle-Gro Co.	13,291	1,334
	WR Grace & Co.	18,722	1,244
*	Alcoa Corp.	58,979	1,226
*	Ingevity Corp.	13,839	1,165
	NewMarket Corp.	2,300	1,117
*	Univar Solutions Inc.	51,703	1,110
*	Air Liquide SA Loyalty Shares 2020	8,089	1,076
	Balchem Corp.	10,500	1,063
	Olin Corp.	55,710	1,022
	Southern Copper Corp.	26,018	926
	Chemours Co.	54,364	892
	Sensient Technologies Corp.	14,200	888
	PolyOne Corp.	27,000	865
	Cabot Corp.	18,800	819
	Carpenter Technology Corp.	16,691	818
	HB Fuller Co.	15,900	776
	Domtar Corp.	21,000	764
*	Element Solutions Inc.	69,587	756
	Commercial Metals Co.	37,500	725
	Quaker Chemical Corp.	4,600	703
	Innospec Inc.	7,600	694
	Westlake Chemical Corp.	10,900	689
	Stepan Co.	6,971	681
^	Cleveland-Cliffs Inc.	93,697	677
	United States Steel Corp.	58,556	674
	Compass Minerals International Inc.	11,000	621
	Minerals Technologies Inc.	12,500	618
*	Constellium SE Class A	42,700	569
	Trinseo SA	13,218	562
	Kaiser Aluminum Corp.	5,053	541
*	GCP Applied Technologies Inc.	25,600	529
	Worthington Industries Inc.	14,341	528
	Arch Coal Inc. Class A	5,700	450

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Schweitzer-Mauduit International Inc.	10,778	436
	Materion Corp.	7,432	422
*	Coeur Mining Inc.	70,200	388
	Neenah Inc.	5,900	381
	Hecla Mining Co.	156,295	359
	Orion Engineered Carbons SA	19,528	323
*	Ferro Corp.	26,100	290
	Peabody Energy Corp.	25,300	266
*	AdvanSix Inc.	11,499	262
	Tronox Holdings plc Class A	30,810	262
*	AK Steel Holding Corp.	91,692	216
*	Kraton Corp.	9,200	206
	Innophos Holdings Inc.	6,035	197
	Schnitzer Steel Industries Inc.	8,000	171
	Tredegar Corp.	8,100	161
*	CONSOL Energy Inc.	11,085	147
	Nexa Resources SA	11,400	122
	US Silica Holdings Inc.	25,078	112
*	Century Aluminum Co.	14,500	85
*,§	Ferroglobe R&W Trust	10,400	—
			207,502
Consumer Goods (4.4%)
	Procter & Gamble Co.	785,970	97,861
	Coca-Cola Co.	1,214,209	66,089
	PepsiCo Inc.	443,019	60,769
	Philip Morris International Inc.	492,501	40,109
	NIKE Inc. Class B	389,740	34,901
	Altria Group Inc.	591,631	26,499
	Mondelez International Inc. Class A	449,691	23,586
	Colgate-Palmolive Co.	265,554	18,217
	General Motors Co.	391,735	14,557
	Kimberly-Clark Corp.	107,790	14,323
*,^	Tesla Inc.	44,575	14,038
	Activision Blizzard Inc.	238,828	13,382
	Estee Lauder Cos. Inc. Class A	67,609	12,594
	Ford Motor Co.	1,232,316	10,586
	General Mills Inc.	188,444	9,584
	Constellation Brands Inc. Class A	49,381	9,399
*	Electronic Arts Inc.	91,301	8,801
	VF Corp.	96,475	7,939
*	Lululemon Athletica Inc.	37,064	7,571
	Tyson Foods Inc. Class A	91,063	7,539
	Archer-Daniels-Midland Co.	171,862	7,225
	Aptiv plc	80,451	7,204
*	Monster Beverage Corp.	119,499	6,707
	Hershey Co.	45,150	6,631
	Kraft Heinz Co.	198,795	6,427
	Corteva Inc.	237,681	6,270
	McCormick & Co. Inc.	38,963	6,261
	Brown-Forman Corp. Class B	93,191	6,106
	Clorox Co.	39,460	5,828
	DR Horton Inc.	105,500	5,525
	Church & Dwight Co. Inc.	75,913	5,309
	Lennar Corp. Class A	86,676	5,166
	Kellogg Co.	76,924	4,887
	Genuine Parts Co.	43,517	4,464
	Garmin Ltd.	46,033	4,316
*	Take-Two Interactive Software Inc.	35,120	4,227
	Conagra Brands Inc.	151,260	4,092
*	NVR Inc.	1,044	3,797
	JM Smucker Co.	34,220	3,616
	Hasbro Inc.	36,826	3,584
	Lamb Weston Holdings Inc.	45,567	3,556
	Hormel Foods Corp.	86,959	3,556

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	LKQ Corp.	97,459	3,313
	PulteGroup Inc.	80,914	3,175
	Coca-Cola European Partners plc	56,166	3,005
	Whirlpool Corp.	19,659	2,991
	Molson Coors Brewing Co. Class B	55,260	2,913
	BorgWarner Inc.	68,223	2,844
*	Mohawk Industries Inc.	19,555	2,804
*	US Foods Holding Corp.	69,221	2,746
	Fortune Brands Home & Security Inc.	44,249	2,657
	Pool Corp.	12,600	2,613
	Campbell Soup Co.	54,864	2,541
	Tapestry Inc.	95,330	2,465
	Bunge Ltd.	45,115	2,436
	Gentex Corp.	83,923	2,354
	Newell Brands Inc.	123,855	2,350
	Lear Corp.	19,365	2,281
*	WABCO Holdings Inc.	16,807	2,263
	Leggett & Platt Inc.	43,912	2,253
	Autoliv Inc.	28,703	2,234
*	Middleby Corp.	18,231	2,205
	PVH Corp.	24,796	2,161
*	Post Holdings Inc.	20,596	2,119
	Harley-Davidson Inc.	49,480	1,925
	Polaris Inc.	19,300	1,904
	Keurig Dr Pepper Inc.	67,207	1,893
	Hanesbrands Inc.	120,274	1,829
	Toll Brothers Inc.	42,105	1,674
	Ingredion Inc.	21,196	1,674
*	Zynga Inc. Class A	270,743	1,670
*	Wayfair Inc.	20,171	1,659
	Brunswick Corp.	28,200	1,642
	Ralph Lauren Corp. Class A	16,252	1,561
*	Skechers U.S.A. Inc. Class A	40,893	1,528
*	Capri Holdings Ltd.	48,300	1,501
*	Deckers Outdoor Corp.	9,500	1,453
*	Herbalife Nutrition Ltd.	32,445	1,449
	Carter’s Inc.	13,975	1,401
*	Tempur Sealy International Inc.	14,553	1,324
	Valvoline Inc.	61,500	1,312
*	Mattel Inc.	108,677	1,298
*	Helen of Troy Ltd.	8,500	1,273
*	Nomad Foods Ltd.	63,212	1,233
*	Under Armour Inc. Class C	66,497	1,230
	Goodyear Tire & Rubber Co.	77,291	1,227
	Flowers Foods Inc.	55,254	1,200
*	Under Armour Inc. Class A	55,100	1,138
	Coty Inc. Class A	96,093	1,123
	Steven Madden Ltd.	26,925	1,109
	Thor Industries Inc.	17,500	1,107
*	Boston Beer Co. Inc. Class A	2,800	1,048
	Sanderson Farms Inc.	6,600	1,022
*	Darling Ingredients Inc.	51,862	1,001
	KB Home	26,600	949
*	TreeHouse Foods Inc.	17,331	936
*	Taylor Morrison Home Corp. Class A	36,536	915
	J&J Snack Foods Corp.	4,700	897
	Columbia Sportswear Co.	9,900	895
	Herman Miller Inc.	19,075	887
*	Visteon Corp.	9,500	884
	Energizer Holdings Inc.	20,515	872
	Wolverine World Wide Inc.	28,600	849
*	Meritage Homes Corp.	11,632	839
	Nu Skin Enterprises Inc. Class A	18,810	839
*	Welbilt Inc.	43,500	825

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	WD-40 Co.	4,400	825
	Lancaster Colony Corp.	5,900	821
	Spectrum Brands Holdings Inc.	15,357	771
*	Crocs Inc.	21,544	754
*	Fox Factory Holding Corp.	12,300	750
	LCI Industries	7,500	728
	Dana Inc.	44,500	722
*	Hain Celestial Group Inc.	28,717	679
*	TRI Pointe Group Inc.	43,000	677
	HNI Corp.	16,400	623
*	Avon Products Inc.	145,225	623
*	Adient plc	29,018	615
*	Edgewell Personal Care Co.	17,560	615
*	Meritor Inc.	27,800	612
*	Dorman Products Inc.	8,400	604
	MDC Holdings Inc.	15,385	596
	Kontoor Brands Inc.	15,306	582
*	Cavco Industries Inc.	3,000	575
	Callaway Golf Co.	28,097	568
*	Veoneer Inc.	35,329	562
	Winnebago Industries Inc.	11,700	562
	Steelcase Inc. Class A	30,400	531
	La-Z-Boy Inc.	14,400	511
*	LGI Homes Inc.	6,345	498
	Knoll Inc.	18,400	492
	Cooper Tire & Rubber Co.	17,400	491
*	Gentherm Inc.	11,700	489
*	Pilgrim’s Pride Corp.	16,000	486
*	Fitbit Inc. Class A	77,300	478
*	Sleep Number Corp.	9,335	449
	Coca-Cola Consolidated Inc.	1,600	439
	Inter Parfums Inc.	5,600	434
	Calavo Growers Inc.	4,900	425
*	American Woodmark Corp.	4,267	423
*	iRobot Corp.	8,800	423
	Vector Group Ltd.	33,496	409
	Universal Corp.	7,374	404
	Cal-Maine Foods Inc.	10,100	403
	Medifast Inc.	3,600	399
*	Hostess Brands Inc. Class A	31,000	396
	Delphi Technologies plc	29,177	356
*	Central Garden & Pet Co. Class A	12,500	353
	Interface Inc. Class A	20,700	344
	Oxford Industries Inc.	4,900	337
	Fresh Del Monte Produce Inc.	10,395	332
*	G-III Apparel Group Ltd.	13,100	329
	B&G Foods Inc.	20,100	313
	Acushnet Holdings Corp.	10,700	304
*	USANA Health Sciences Inc.	4,100	304
*	American Axle & Manufacturing Holdings Inc.	34,943	292
	ACCO Brands Corp.	31,661	290
	Tootsie Roll Industries Inc.	7,493	257
*,^	YETI Holdings Inc.	7,621	254
	Sturm Ruger & Co. Inc.	5,200	238
*	Garrett Motion Inc.	23,197	220
*	Modine Manufacturing Co.	17,100	195
	Tenneco Inc. Class A	15,500	195
*	Adecoagro SA	30,400	180
*	Cooper-Standard Holdings Inc.	5,600	178
*	GoPro Inc. Class A	41,603	173
	Tupperware Brands Corp.	17,500	169
^	National Beverage Corp.	3,800	167
	Andersons Inc.	9,050	167
	National Presto Industries Inc.	1,924	166

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Ethan Allen Interiors Inc.	6,700	132
			751,505
Consumer Services (7.3%)
*	Amazon.com Inc.	131,394	233,442
	Home Depot Inc.	349,314	81,942
	Walt Disney Co.	554,036	71,980
	Comcast Corp. Class A	1,428,307	64,017
	Walmart Inc.	447,047	52,421
	McDonald’s Corp.	243,953	47,986
	Costco Wholesale Corp.	138,864	41,258
*	Netflix Inc.	133,303	38,313
	Starbucks Corp.	380,174	32,148
	Lowe’s Cos. Inc.	248,026	27,682
*	Booking Holdings Inc.	13,381	27,415
	CVS Health Corp.	410,303	27,240
*	Charter Communications Inc. Class A	50,409	23,584
	TJX Cos. Inc.	384,174	22,148
	Target Corp.	157,131	16,799
	Walgreens Boots Alliance Inc.	240,753	13,188
	Dollar General Corp.	81,579	13,080
	Ross Stores Inc.	112,923	12,384
	Sysco Corp.	150,609	12,029
	Marriott International Inc. Class A	86,238	10,913
*	O’Reilly Automotive Inc.	23,694	10,319
	Yum! Brands Inc.	96,173	9,782
	eBay Inc.	249,511	8,795
*	AutoZone Inc.	7,665	8,772
	Hilton Worldwide Holdings Inc.	88,429	8,574
*	Dollar Tree Inc.	74,023	8,172
	McKesson Corp.	58,107	7,728
*	MercadoLibre Inc.	14,233	7,423
	Las Vegas Sands Corp.	106,814	6,605
*	Chipotle Mexican Grill Inc. Class A	8,119	6,318
	Kroger Co.	248,328	6,119
	Expedia Group Inc.	43,097	5,890
	Royal Caribbean Cruises Ltd.	53,573	5,830
	Carnival Corp.	125,842	5,397
*	Spotify Technology SA	37,337	5,388
	Omnicom Group Inc.	67,235	5,190
*	Copart Inc.	62,707	5,182
	Best Buy Co. Inc.	71,919	5,166
*	CarMax Inc.	52,699	4,910
	Yum China Holdings Inc.	113,410	4,820
	Tiffany & Co.	38,326	4,772
	MGM Resorts International	156,627	4,464
	Darden Restaurants Inc.	38,170	4,285
*	Ulta Beauty Inc.	17,703	4,127
*	Liberty Global plc	170,016	4,058
	AmerisourceBergen Corp. Class A	47,470	4,053
*	Liberty Broadband Corp.	33,944	4,008
*	Roku Inc.	26,944	3,966
*	Burlington Stores Inc.	20,513	3,942
	Wynn Resorts Ltd.	30,662	3,721
	CBS Corp. Class B	102,760	3,703
	Domino’s Pizza Inc.	13,007	3,533
	Fox Corp. Class A	110,110	3,528
	Tractor Supply Co.	37,021	3,518
	Advance Auto Parts Inc.	21,404	3,478
*	Norwegian Cruise Line Holdings Ltd.	68,118	3,458
	Aramark	77,660	3,398
*	Altice USA Inc. Class A	99,487	3,079
	FactSet Research Systems Inc.	11,896	3,016
*	Live Nation Entertainment Inc.	42,280	2,981
	Vail Resorts Inc.	12,750	2,963

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Sirius XM Holdings Inc.	434,301	2,919
	Delta Air Lines Inc.	52,089	2,869
*	Discovery Communications Inc.	111,765	2,821
*	Bright Horizons Family Solutions Inc.	18,223	2,707
	Interpublic Group of Cos. Inc.	122,392	2,662
*	Liberty Media Corp-Liberty Formula One	62,509	2,657
	Kohl’s Corp.	50,804	2,604
*	DISH Network Corp. Class A	74,552	2,563
	Service Corp. International	56,218	2,557
	Viacom Inc. Class B	115,414	2,488
*	Trade Desk Inc. Class A	12,351	2,480
	Southwest Airlines Co.	42,768	2,401
	Nielsen Holdings plc	112,835	2,275
*	Caesars Entertainment Corp.	180,599	2,218
	Cable One Inc.	1,649	2,186
*	Five Below Inc.	17,362	2,172
	Dunkin’ Brands Group Inc.	27,218	2,140
	Sabre Corp.	87,215	2,048
*	Liberty Media Corp-Liberty SiriusXM Class C	44,783	2,024
	Casey’s General Stores Inc.	11,603	1,982
*,^	Uber Technologies Inc.	59,733	1,882
*	United Airlines Holdings Inc.	20,446	1,857
	Rollins Inc.	46,875	1,786
*	Planet Fitness Inc. Class A	27,798	1,770
*	Etsy Inc.	39,300	1,748
*	ServiceMaster Global Holdings Inc.	43,250	1,746
	News Corp. Class A	122,470	1,679
*	IAA Inc.	43,506	1,660
	Williams-Sonoma Inc.	24,806	1,657
	Fox Corp. Class B	53,022	1,656
	Aaron’s Inc.	22,100	1,656
	Wyndham Hotels & Resorts Inc.	30,380	1,640
	H&R Block Inc.	64,623	1,615
*	Madison Square Garden Co. Class A	5,933	1,584
	Marriott Vacations Worldwide Corp.	14,231	1,564
	Foot Locker Inc.	34,595	1,505
	Macy’s Inc.	98,089	1,487
*	TripAdvisor Inc.	36,068	1,457
*	Grand Canyon Education Inc.	15,800	1,453
	Churchill Downs Inc.	11,166	1,451
*	Performance Food Group Co.	34,052	1,451
	Nexstar Media Group Inc. Class A	14,786	1,439
	New York Times Co. Class A	46,377	1,433
*	Liberty Media Corp-Liberty SiriusXM Class A	30,548	1,372
	Wyndham Destinations Inc.	28,883	1,340
*	frontdoor Inc.	27,214	1,313
*	Discovery Communications Inc. Class A	48,453	1,306
	L Brands Inc.	76,379	1,302
	Wendy’s Co.	61,128	1,295
	Dolby Laboratories Inc. Class A	20,018	1,288
	Cinemark Holdings Inc.	35,100	1,285
	Nordstrom Inc.	35,467	1,273
*	Liberty Global plc Class A	50,573	1,272
	Gap Inc.	73,809	1,200
	AMERCO	2,923	1,184
	Texas Roadhouse Inc. Class A	20,838	1,177
*	Qurate Retail Group Inc. QVC Group Class A	121,521	1,159
*	Chegg Inc.	36,600	1,122
	KAR Auction Services Inc.	45,104	1,121
	Lithia Motors Inc. Class A	7,100	1,118
	American Airlines Group Inc.	36,766	1,105
*	Ollie’s Bargain Outlet Holdings Inc.	17,289	1,104
	Six Flags Entertainment Corp.	25,950	1,095
*	Murphy USA Inc.	9,130	1,077

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Morningstar Inc.	6,470	1,047
	TEGNA Inc.	69,477	1,044
*	GrubHub Inc.	30,281	1,031
*	Eldorado Resorts Inc.	22,465	1,006
	Cracker Barrel Old Country Store Inc.	6,400	995
*	BJ’s Wholesale Club Holdings Inc.	37,098	991
	Choice Hotels International Inc.	11,000	973
*	Floor & Decor Holdings Inc. Class A	21,097	967
*	RH	5,220	948
*	Hilton Grand Vacations Inc.	27,200	945
	Dick’s Sporting Goods Inc.	23,500	915
*	Liberty Broadband Corp. Class A	7,681	906
	Hyatt Hotels Corp. Class A	11,829	884
*	LiveRamp Holdings Inc.	22,492	879
*	AutoNation Inc.	17,066	868
	Strategic Education Inc.	6,937	853
*	Yelp Inc. Class A	24,482	845
	Graham Holdings Co. Class B	1,336	841
	American Eagle Outfitters Inc.	54,694	841
	Extended Stay America Inc.	58,959	838
	World Wrestling Entertainment Inc. Class A	14,800	829
*	Penn National Gaming Inc.	38,207	814
*	Cargurus Inc.	24,126	810
*	Sprouts Farmers Market Inc.	41,694	809
	Wingstop Inc.	9,700	809
	Sinclair Broadcast Group Inc. Class A	20,243	807
	Monro Inc.	10,600	743
	Boyd Gaming Corp.	27,100	738
	Jack in the Box Inc.	8,400	706
*	Shake Shack Inc. Class A	8,552	704
	John Wiley & Sons Inc. Class A	14,600	673
*	Sally Beauty Holdings Inc.	43,100	668
*	Urban Outfitters Inc.	23,017	661
*	Asbury Automotive Group Inc.	6,400	660
	Alaska Air Group Inc.	9,300	646
	Cheesecake Factory Inc.	14,900	623
	Group 1 Automotive Inc.	6,100	607
*	AMC Networks Inc. Class A	13,734	598
*	Avis Budget Group Inc.	20,103	597
*	Simply Good Foods Co.	24,210	594
	PriceSmart Inc.	8,000	593
*	Liberty Latin America Ltd.	32,019	589
	Hillenbrand Inc.	19,000	585
^	Bed Bath & Beyond Inc.	42,600	584
	News Corp. Class B	41,040	580
	Bloomin’ Brands Inc.	28,935	573
	Brinker International Inc.	12,700	565
*	National Vision Holdings Inc.	23,595	562
	Red Rock Resorts Inc. Class A	25,354	552
	Penske Automotive Group Inc.	11,200	546
*	Adtalem Global Education Inc.	18,282	544
*	WW International Inc.	14,914	520
	Papa John’s International Inc.	8,200	480
	Core-Mark Holding Co. Inc.	15,700	479
	Dave & Buster’s Entertainment Inc.	12,000	477
	Meredith Corp.	12,200	460
	Rent-A-Center Inc.	17,400	450
*	SeaWorld Entertainment Inc.	17,000	449
*	Laureate Education Inc. Class A	28,500	440
*	Lyft Inc. Class A	10,612	440
	International Game Technology plc	33,128	439
*	Groupon Inc. Class A	157,202	437
*	Hertz Global Holdings Inc.	32,303	436
	Matthews International Corp. Class A	11,719	433

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Viad Corp.	7,100	433
*	Stamps.com Inc.	5,113	432
*	JetBlue Airways Corp.	22,312	431
	Scholastic Corp.	10,900	420
*	Liberty Latin America Ltd. Class A	22,191	415
*	Scientific Games Corp.	17,181	412
	Children’s Place Inc.	5,000	410
	Dine Brands Global Inc.	5,500	402
*	IMAX Corp.	18,800	401
	Gannett Co. Inc.	34,388	373
	Abercrombie & Fitch Co.	22,080	357
*	Farfetch Ltd. Class A	39,757	355
	Designer Brands Inc. Class A	21,420	353
	Office Depot Inc.	171,467	353
*	Liberty Media Corp-Liberty Formula One Class A	8,290	335
	Big Lots Inc.	15,400	334
*	Herc Holdings Inc.	7,460	330
*	Liberty Media Corp-Liberty Braves Class C	11,018	324
	Caleres Inc.	14,400	310
	Signet Jewelers Ltd.	19,100	306
	BJ’s Restaurants Inc.	7,600	301
*	MSG Networks Inc.	18,400	298
	Copa Holdings SA Class A	2,856	291
*	MakeMyTrip Ltd.	12,582	290
	Guess? Inc.	17,200	288
*	Michaels Cos. Inc.	31,512	275
*	Upwork Inc.	17,901	269
*	Cars.com Inc.	22,892	259
^	Dillard’s Inc. Class A	3,699	255
	SkyWest Inc.	4,085	243
*	Genesco Inc.	5,900	229
	EW Scripps Co. Class A	16,888	227
	Buckle Inc.	10,800	226
*	Houghton Mifflin Harcourt Co.	33,173	214
*	Regis Corp.	10,300	212
*	Spirit Airlines Inc.	5,300	199
*	Lions Gate Entertainment Corp. Class B	26,185	196
^	GameStop Corp. Class A	34,016	185
	Restaurant Brands International Inc. (XNYS)	2,789	183
*	Lions Gate Entertainment Corp. Class A	22,293	178
*	Liberty TripAdvisor Holdings Inc. Class A	18,196	176
	Allegiant Travel Co. Class A	1,000	167
	New Media Investment Group Inc.	18,369	162
	Weis Markets Inc.	3,900	150
*	Liberty Media Corp-Liberty Braves Class A	4,400	130
*	TrueCar Inc.	35,300	116
	Hawaiian Holdings Inc.	3,900	112
			1,254,100
Financials (10.7%)
	JPMorgan Chase & Co.	1,010,849	126,275
	Visa Inc. Class A	557,464	99,708
*	Berkshire Hathaway Inc. Class B	455,982	96,933
	Bank of America Corp.	2,665,808	83,360
	Mastercard Inc. Class A	287,048	79,458
	Wells Fargo & Co.	1,259,102	65,007
	Citigroup Inc.	713,689	51,286
*	Berkshire Hathaway Inc. Class A	111	35,402
	American Tower Corp.	139,082	30,331
	US Bancorp	453,691	25,869
	American Express Co.	217,092	25,461
	CME Group Inc.	112,429	23,132
	Chubb Ltd.	144,922	22,089
	Goldman Sachs Group Inc.	102,620	21,897
	PNC Financial Services Group Inc.	140,493	20,610

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	S&P Global Inc.	77,681	20,041
	Crown Castle International Corp.	131,204	18,210
	Prologis Inc.	198,257	17,399
	Morgan Stanley	376,161	17,322
	BlackRock Inc.	37,435	17,284
	Marsh & McLennan Cos. Inc.	160,757	16,658
	Intercontinental Exchange Inc.	176,367	16,635
	Charles Schwab Corp.	369,967	15,061
	Equinix Inc.	26,309	14,911
	Simon Property Group Inc.	97,247	14,653
	American International Group Inc.	275,964	14,615
	Aon plc	74,147	14,322
	Capital One Financial Corp.	148,059	13,806
	Progressive Corp.	185,319	12,917
	BB&T Corp.	243,284	12,906
	Aflac Inc.	233,320	12,403
	Bank of New York Mellon Corp.	265,264	12,401
	MetLife Inc.	250,281	11,711
	Prudential Financial Inc.	128,346	11,697
	Welltower Inc.	126,753	11,495
	Moody’s Corp.	51,244	11,309
	Allstate Corp.	103,755	11,042
	Travelers Cos. Inc.	83,351	10,924
	Public Storage	47,019	10,479
	Equity Residential	113,913	10,100
	AvalonBay Communities Inc.	43,755	9,524
	SunTrust Banks Inc.	139,318	9,521
*	IHS Markit Ltd.	123,443	8,643
	SBA Communications Corp. Class A	35,086	8,443
	T. Rowe Price Group Inc.	72,174	8,358
	Digital Realty Trust Inc.	64,610	8,208
	Realty Income Corp.	99,503	8,138
	Discover Financial Services	99,472	7,984
	State Street Corp.	117,002	7,730
	Ventas Inc.	117,101	7,623
	Synchrony Financial	205,882	7,282
	Weyerhaeuser Co.	232,644	6,796
	Essex Property Trust Inc.	20,376	6,666
	Fifth Third Bancorp	228,391	6,642
	Boston Properties Inc.	48,126	6,603
	M&T Bank Corp.	41,656	6,520
	Hartford Financial Services Group Inc.	112,595	6,427
	Northern Trust Corp.	61,796	6,160
	Ameriprise Financial Inc.	40,458	6,105
	MSCI Inc. Class A	25,531	5,989
	HCP Inc.	152,783	5,748
	First Republic Bank	52,772	5,613
	KeyCorp	311,627	5,600
*	CBRE Group Inc. Class A	103,102	5,521
	Alexandria Real Estate Equities Inc.	34,313	5,447
	Cincinnati Financial Corp.	47,460	5,373
	Arthur J Gallagher & Co.	57,504	5,246
	Equifax Inc.	37,608	5,141
	Regions Financial Corp.	309,069	4,976
*	Markel Corp.	4,219	4,940
*	Arch Capital Group Ltd.	117,456	4,905
	Citizens Financial Group Inc.	138,187	4,859
	WP Carey Inc.	52,292	4,814
	Mid-America Apartment Communities Inc.	34,622	4,812
	Principal Financial Group Inc.	86,233	4,603
	Huntington Bancshares Inc.	322,281	4,554
	Sun Communities Inc.	27,815	4,524
	Invitation Homes Inc.	145,432	4,478
	UDR Inc.	88,365	4,440

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Extra Space Storage Inc.	38,731	4,348
	MarketAxess Holdings Inc.	11,686	4,307
	Duke Realty Corp.	116,950	4,110
	Annaly Capital Management Inc.	455,380	4,089
	Cboe Global Markets Inc.	34,654	3,990
	Loews Corp.	81,147	3,976
	Equity LifeStyle Properties Inc.	56,254	3,934
	Fidelity National Financial Inc.	83,835	3,843
	Ally Financial Inc.	124,137	3,802
	Nasdaq Inc.	36,775	3,669
	Host Hotels & Resorts Inc.	223,550	3,664
*	SVB Financial Group	16,487	3,652
	Regency Centers Corp.	52,754	3,547
	Lincoln National Corp.	61,587	3,478
	VICI Properties Inc.	147,237	3,467
	Vornado Realty Trust	52,686	3,458
*	Alleghany Corp.	4,439	3,455
	Globe Life Inc.	35,400	3,445
	Camden Property Trust	29,610	3,386
	Western Union Co.	134,460	3,370
	Reinsurance Group of America Inc. Class A	20,400	3,314
	Raymond James Financial Inc.	39,451	3,294
	Everest Re Group Ltd.	12,757	3,280
	WR Berkley Corp.	46,878	3,277
	TD Ameritrade Holding Corp.	84,895	3,258
	Federal Realty Investment Trust	23,674	3,220
	VEREIT Inc.	317,826	3,127
	E*TRADE Financial Corp.	74,435	3,111
	Credicorp Ltd. (XNYS)	14,249	3,050
^	Omega Healthcare Investors Inc.	69,246	3,050
^	National Retail Properties Inc.	51,411	3,029
	AGNC Investment Corp.	176,864	3,016
	Medical Properties Trust Inc.	143,562	2,976
	Iron Mountain Inc.	90,425	2,966
	Comerica Inc.	45,245	2,960
	Liberty Property Trust	49,801	2,942
	Brown & Brown Inc.	76,433	2,880
	Kimco Realty Corp.	132,326	2,853
	STORE Capital Corp.	68,050	2,756
	Kilroy Realty Corp.	32,098	2,694
	Zions Bancorp NA	55,379	2,684
	RenaissanceRe Holdings Ltd.	14,287	2,674
	CyrusOne Inc.	36,686	2,615
	Apartment Investment & Management Co.	47,544	2,609
	Gaming and Leisure Properties Inc.	64,154	2,589
	Franklin Resources Inc.	92,391	2,545
	SEI Investments Co.	42,332	2,537
	Americold Realty Trust	62,877	2,521
	American Financial Group Inc.	23,896	2,486
	Assurant Inc.	19,472	2,455
	Jones Lang LaSalle Inc.	16,464	2,412
	Voya Financial Inc.	44,437	2,398
	Douglas Emmett Inc.	52,808	2,288
*	GCI Liberty Inc. Class A	32,383	2,266
	American Homes 4 Rent Class A	84,047	2,225
	Lamar Advertising Co. Class A	27,627	2,210
	Starwood Property Trust Inc.	88,688	2,182
	Invesco Ltd.	129,556	2,179
	SL Green Realty Corp.	26,058	2,178
	First American Financial Corp.	35,200	2,175
	American Campus Communities Inc.	43,340	2,166
	People’s United Financial Inc.	132,284	2,139
	LPL Financial Holdings Inc.	26,006	2,102
	New Residential Investment Corp.	131,583	2,084

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Healthcare Trust of America Inc. Class A	66,909	2,074
	Brixmor Property Group Inc.	94,130	2,073
	Signature Bank	17,500	2,071
	AXA Equitable Holdings Inc.	94,010	2,031
	Commerce Bancshares Inc.	31,490	2,027
*	Athene Holding Ltd. Class A	46,483	2,015
	Old Republic International Corp.	89,436	1,998
	East West Bancorp Inc.	46,059	1,977
	CubeSmart	61,618	1,953
	TCF Financial Corp.	48,497	1,920
	Cousins Properties Inc.	47,331	1,899
	EPR Properties	24,389	1,897
	Unum Group	67,943	1,871
	Hudson Pacific Properties Inc.	49,208	1,768
	Popular Inc.	31,898	1,737
	Park Hotels & Resorts Inc.	74,550	1,733
	Primerica Inc.	13,600	1,716
	New York Community Bancorp Inc.	143,835	1,676
	Synovus Financial Corp.	49,292	1,670
	Eaton Vance Corp.	36,250	1,653
	First Industrial Realty Trust Inc.	39,251	1,653
	Hanover Insurance Group Inc.	12,514	1,648
	First Horizon National Corp.	102,258	1,633
	Essent Group Ltd.	31,318	1,631
	Rexford Industrial Realty Inc.	33,809	1,626
	Life Storage Inc.	14,904	1,623
	Radian Group Inc.	64,593	1,621
	Axis Capital Holdings Ltd.	27,162	1,614
	JBG SMITH Properties	39,829	1,604
	MGIC Investment Corp.	116,479	1,597
	Western Alliance Bancorp	32,100	1,583
	Jefferies Financial Group Inc.	84,326	1,574
	Cullen/Frost Bankers Inc.	17,300	1,558
	Highwoods Properties Inc.	33,176	1,553
	Blackstone Mortgage Trust Inc. Class A	41,340	1,501
	EastGroup Properties Inc.	11,076	1,484
*	Howard Hughes Corp.	13,237	1,480
	Prosperity Bancshares Inc.	21,307	1,471
	First Financial Bankshares Inc.	43,800	1,458
*	Credit Acceptance Corp.	3,323	1,455
	Sabra Health Care REIT Inc.	58,767	1,446
	Kemper Corp.	20,106	1,445
	PacWest Bancorp	38,998	1,443
	Assured Guaranty Ltd.	30,601	1,436
	Spirit Realty Capital Inc.	28,493	1,420
	Pinnacle Financial Partners Inc.	23,861	1,403
	CoreSite Realty Corp.	11,630	1,367
	Healthcare Realty Trust Inc.	39,100	1,359
	Affiliated Managers Group Inc.	16,983	1,357
	CIT Group Inc.	31,583	1,355
*	Brighthouse Financial Inc.	35,390	1,336
	Service Properties Trust	52,489	1,328
	Selective Insurance Group Inc.	19,100	1,320
	RLI Corp.	13,300	1,294
	IBERIABANK Corp.	17,606	1,292
	Macerich Co.	46,646	1,283
	STAG Industrial Inc.	41,218	1,279
	Webster Financial Corp.	29,007	1,279
*	Zillow Group Inc.	38,813	1,264
	Sterling Bancorp	64,255	1,263
	Outfront Media Inc.	47,515	1,250
	Stifel Financial Corp.	22,100	1,237
	Weingarten Realty Investors	38,850	1,233
	First Citizens BancShares Inc. Class A	2,500	1,230

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	FNB Corp.	101,925	1,229
	Ryman Hospitality Properties Inc.	14,437	1,215
	United Bankshares Inc.	30,481	1,205
	Equity Commonwealth	37,400	1,204
	Valley National Bancorp	103,684	1,201
	FirstCash Inc.	14,196	1,198
	Interactive Brokers Group Inc.	24,900	1,184
	Rayonier Inc.	43,900	1,184
	Chimera Investment Corp.	58,335	1,182
	Janus Henderson Group plc	51,032	1,180
	Two Harbors Investment Corp.	84,945	1,178
	Glacier Bancorp Inc.	27,800	1,176
	SLM Corp.	137,578	1,161
	First Hawaiian Inc.	42,399	1,159
	Bank of Hawaii Corp.	13,200	1,152
	Wintrust Financial Corp.	17,968	1,147
	Lazard Ltd. Class A	30,659	1,144
	Bank OZK	40,637	1,140
	PS Business Parks Inc.	6,300	1,137
	Apple Hospitality REIT Inc.	68,600	1,131
	Terreno Realty Corp.	20,028	1,130
	Physicians Realty Trust	60,384	1,127
	Hancock Whitney Corp.	28,702	1,119
	White Mountains Insurance Group Ltd.	1,026	1,099
	National Health Investors Inc.	12,700	1,090
	MFA Financial Inc.	142,389	1,081
	Umpqua Holdings Corp.	67,633	1,070
	Community Bank System Inc.	15,760	1,068
	BankUnited Inc.	31,001	1,063
	Associated Banc-Corp	52,563	1,057
	Pebblebrook Hotel Trust	41,045	1,055
	Corporate Office Properties Trust	35,193	1,043
	Sunstone Hotel Investors Inc.	75,889	1,025
	Federated Investors Inc. Class B	31,879	1,018
	Legg Mason Inc.	27,162	1,012
	CenterState Bank Corp.	39,342	998
	Evercore Inc. Class A	13,474	992
	Old National Bancorp	54,113	974
	PotlatchDeltic Corp.	22,659	962
	Navient Corp.	69,370	955
	Retail Properties of America Inc.	69,300	954
	Home BancShares Inc.	51,587	953
	UMB Financial Corp.	14,400	940
*	LendingTree Inc.	2,598	935
	Agree Realty Corp.	11,864	935
	OneMain Holdings Inc.	23,220	929
	Fulton Financial Corp.	54,200	925
	BancorpSouth Bank	30,000	920
	Santander Consumer USA Holdings Inc.	36,614	918
	Atlantic Union Bankshares Corp.	24,890	917
	Independent Bank Corp.	11,135	914
	Washington Federal Inc.	24,997	911
	Investors Bancorp Inc.	75,431	909
*	Texas Capital Bancshares Inc.	16,800	908
	South State Corp.	11,495	906
	Kennedy-Wilson Holdings Inc.	39,353	906
	CVB Financial Corp.	43,429	902
	QTS Realty Trust Inc. Class A	16,775	899
	Columbia Banking System Inc.	22,537	886
	Apollo Commercial Real Estate Finance Inc.	48,252	883
	RLJ Lodging Trust	53,065	871
	Piedmont Office Realty Trust Inc. Class A	38,700	868
	Cathay General Bancorp	24,300	864
	Brandywine Realty Trust	55,764	852

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Paramount Group Inc.	63,100	850
	Colony Capital Inc.	151,386	848
	Ameris Bancorp	19,450	833
	Senior Housing Properties Trust	80,525	799
*	Enstar Group Ltd.	3,976	799
	CNO Financial Group Inc.	50,800	795
	BOK Financial Corp.	10,197	787
	Acadia Realty Trust	27,900	781
	Washington REIT	24,600	763
	Columbia Property Trust Inc.	36,900	757
	United Community Banks Inc.	24,700	746
	SITE Centers Corp.	47,750	742
	American Assets Trust Inc.	15,084	739
	American Equity Investment Life Holding Co.	29,884	738
	First BanCorp	70,000	736
	Xenia Hotels & Resorts Inc.	34,900	735
	Urban Edge Properties	34,474	728
	First Merchants Corp.	18,337	725
	WSFS Financial Corp.	17,130	722
	CareTrust REIT Inc.	29,603	718
	International Bancshares Corp.	17,400	713
	ProAssurance Corp.	18,116	710
	Lexington Realty Trust Class B	64,400	701
	Capitol Federal Financial Inc.	48,600	694
	First Financial Bancorp	29,462	691
	Empire State Realty Trust Inc.	47,485	687
	Kinsale Capital Group Inc.	6,449	682
*	Genworth Financial Inc. Class A	159,274	682
	Simmons First National Corp. Class A	28,452	681
*	Cannae Holdings Inc.	23,171	677
	Pacific Premier Bancorp Inc.	20,025	676
	Invesco Mortgage Capital Inc.	42,900	675
*	Zillow Group Inc. Class A	20,789	673
	Taubman Centers Inc.	18,513	662
	First Midwest Bancorp Inc.	32,200	661
	Towne Bank	23,172	651
	Trustmark Corp.	18,900	649
	Retail Opportunity Investments Corp.	34,600	646
	Horace Mann Educators Corp.	14,746	642
	Great Western Bancorp Inc.	18,300	638
	LTC Properties Inc.	12,200	633
	Argo Group International Holdings Ltd.	10,183	630
	DiamondRock Hospitality Co.	62,900	628
*	Cushman & Wakefield plc	33,555	626
	LegacyTexas Financial Group Inc.	14,700	625
	National Storage Affiliates Trust	18,000	615
	Bank of NT Butterfield & Son Ltd.	18,600	613
	Cadence BanCorp Class A	39,657	610
	GEO Group Inc.	39,698	604
	WesBanco Inc.	16,031	603
*	NMI Holdings Inc. Class A	20,557	601
	Independent Bank Group Inc.	11,242	601
	Mack-Cali Realty Corp.	28,000	600
	Banner Corp.	11,100	599
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	19,978	597
	CoreCivic Inc.	38,822	592
	Hope Bancorp Inc.	40,854	583
	Provident Financial Services Inc.	23,100	576
	Renasant Corp.	16,289	565
	PennyMac Mortgage Investment Trust	24,681	565
	Hilltop Holdings Inc.	23,832	557
	Alexander & Baldwin Inc.	23,560	554
	Clearway Energy Inc.	30,396	551
	Walker & Dunlop Inc.	8,700	548

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Westamerica Bancorporation	8,248	545
	Four Corners Property Trust Inc.	18,987	544
	Moelis & Co. Class A	15,226	543
	Safety Insurance Group Inc.	5,484	533
*	Axos Financial Inc.	18,100	526
	Office Properties Income Trust	16,401	523
	NBT Bancorp Inc.	12,946	515
	Global Net Lease Inc.	26,400	514
	Ladder Capital Corp. Class A	29,230	505
	ServisFirst Bancshares Inc.	14,400	504
	Eagle Bancorp Inc.	11,100	501
	Heartland Financial USA Inc.	10,600	496
	Employers Holdings Inc.	11,517	488
*	eHealth Inc.	7,052	487
*	Redfin Corp.	27,897	485
	Universal Health Realty Income Trust	4,048	483
	S&T Bancorp Inc.	12,708	479
*	PRA Group Inc.	13,900	472
	Berkshire Hills Bancorp Inc.	15,143	470
	Northwest Bancshares Inc.	27,800	469
	National General Holdings Corp.	21,652	462
	Summit Hotel Properties Inc.	37,496	460
	Sandy Spring Bancorp Inc.	13,267	458
*	Green Dot Corp. Class A	15,726	454
^	Tanger Factory Outlet Centers Inc.	27,900	450
	First Commonwealth Financial Corp.	31,800	448
	Brookfield Property REIT Inc. Class A	23,402	442
	Kite Realty Group Trust	24,700	440
	Cohen & Steers Inc.	6,681	437
	BGC Partners Inc. Class A	83,984	437
	City Holding Co.	5,500	436
	Kearny Financial Corp.	30,993	435
	Getty Realty Corp.	12,711	426
	Redwood Trust Inc.	25,580	418
	Uniti Group Inc.	59,799	414
	Artisan Partners Asset Management Inc. Class A	15,100	413
	Mercury General Corp.	8,455	406
	CNA Financial Corp.	8,700	390
	FGL Holdings	43,000	388
	Brookline Bancorp Inc.	24,440	384
	Franklin Street Properties Corp.	43,300	372
	Colony Credit Real Estate Inc.	25,568	366
	Piper Jaffray Cos.	4,600	361
	RPT Realty	24,700	358
	Waddell & Reed Financial Inc. Class A	21,400	354
	BancFirst Corp.	6,041	350
	Nelnet Inc. Class A	5,500	337
	United Fire Group Inc.	7,394	337
	Realogy Holdings Corp.	41,590	328
	American National Insurance Co.	2,700	324
*	Encore Capital Group Inc.	9,500	315
	Flagstar Bancorp Inc.	8,446	307
	TrustCo Bank Corp. NY	34,506	298
	Boston Private Financial Holdings Inc.	26,300	296
	TFS Financial Corp.	15,200	293
	ARMOUR Residential REIT Inc.	17,212	288
	Stock Yards Bancorp Inc.	7,119	284
*	Columbia Financial Inc.	17,200	284
*	MBIA Inc.	30,300	281
	Investors Real Estate Trust	3,686	279
*	St. Joe Co.	14,933	277
	Alexander’s Inc.	800	276
	Saul Centers Inc.	5,132	275
	Virtus Investment Partners Inc.	2,528	274

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Virtu Financial Inc. Class A	16,130	274
*	Marcus & Millichap Inc.	7,530	269
*	LendingClub Corp.	21,240	268
	Oritani Financial Corp.	14,296	267
	iStar Inc.	20,300	264
	Washington Prime Group Inc.	61,871	261
	Brightsphere Investment Group Inc.	25,965	255
*	Third Point Reinsurance Ltd.	24,804	235
	RMR Group Inc. Class A	4,851	235
	Front Yard Residential Corp.	18,600	230
	Urstadt Biddle Properties Inc. Class A	9,340	227
	Washington Trust Bancorp Inc.	4,361	223
	Capstead Mortgage Corp.	28,700	222
	State Auto Financial Corp.	6,500	215
	WisdomTree Investments Inc.	41,800	214
	FBL Financial Group Inc. Class A	3,500	201
	Dime Community Bancshares Inc.	10,369	200
	1st Source Corp.	3,874	198
	Retail Value Inc.	4,727	173
	Hersha Hospitality Trust Class A	11,275	156
	Flushing Financial Corp.	6,225	135
	CorePoint Lodging Inc.	12,303	121
	Republic Bancorp Inc. Class A	2,154	96
	Clearway Energy Inc. Class A	5,100	88
	Community Trust Bancorp Inc.	1,147	50
			1,836,511
Health Care (6.8%)
	Johnson & Johnson	844,198	111,468
	UnitedHealth Group Inc.	299,532	75,692
	Merck & Co. Inc.	817,758	70,867
	Pfizer Inc.	1,765,489	67,742
	Medtronic plc	426,114	46,404
	Abbott Laboratories	545,408	45,602
	Amgen Inc.	190,026	40,523
	Thermo Fisher Scientific Inc.	126,517	38,206
	AbbVie Inc.	468,041	37,233
	Eli Lilly & Co.	272,290	31,027
	Bristol-Myers Squibb Co.	517,388	29,683
	Gilead Sciences Inc.	403,935	25,735
*	Celgene Corp.	221,189	23,895
	Stryker Corp.	108,486	23,462
	Anthem Inc.	81,335	21,886
	Becton Dickinson and Co.	84,757	21,698
	Cigna Corp.	117,468	20,963
*	Intuitive Surgical Inc.	36,188	20,010
	Zoetis Inc.	150,370	19,235
*	Boston Scientific Corp.	439,713	18,336
	Allergan plc	104,073	18,328
*	Biogen Inc.	58,252	17,400
*	Vertex Pharmaceuticals Inc.	80,733	15,782
*	Edwards Lifesciences Corp.	64,955	15,484
*	Illumina Inc.	46,628	13,780
	Humana Inc.	42,480	12,498
	Baxter International Inc.	151,380	11,611
	HCA Healthcare Inc.	85,334	11,395
	Zimmer Biomet Holdings Inc.	64,391	8,901
*	IQVIA Holdings Inc.	56,738	8,194
*	Regeneron Pharmaceuticals Inc.	25,665	7,861
*	IDEXX Laboratories Inc.	26,478	7,546
*	Alexion Pharmaceuticals Inc.	67,746	7,140
*	Centene Corp.	126,549	6,717
	ResMed Inc.	44,044	6,515
*	Align Technology Inc.	24,563	6,197
*	Laboratory Corp. of America Holdings	30,652	5,051

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Teleflex Inc.	14,316	4,974
*	Incyte Corp.	55,486	4,656
*	WellCare Health Plans Inc.	15,661	4,645
	Cardinal Health Inc.	93,292	4,613
*	DexCom Inc.	29,180	4,501
	Cooper Cos. Inc.	15,087	4,390
	Quest Diagnostics Inc.	41,792	4,231
*	BioMarin Pharmaceutical Inc.	55,459	4,060
*	Hologic Inc.	81,561	3,940
	Dentsply Sirona Inc.	70,785	3,878
	STERIS plc	27,206	3,852
*	Seattle Genetics Inc.	35,323	3,794
*	Exact Sciences Corp.	40,394	3,514
	Universal Health Services Inc. Class B	25,152	3,457
*	Varian Medical Systems Inc.	28,108	3,396
	West Pharmaceutical Services Inc.	23,214	3,339
*	Elanco Animal Health Inc.	118,152	3,192
*	Mylan NV	160,670	3,077
*	Alnylam Pharmaceuticals Inc.	34,532	2,995
*	Henry Schein Inc.	46,274	2,896
*	ABIOMED Inc.	13,729	2,850
*	Neurocrine Biosciences Inc.	28,537	2,839
*	Insulet Corp.	18,918	2,749
	Bio-Techne Corp.	12,300	2,560
*	Molina Healthcare Inc.	19,779	2,327
*	Bio-Rad Laboratories Inc. Class A	7,000	2,321
*	Jazz Pharmaceuticals plc	18,157	2,281
*	DaVita Inc.	38,877	2,278
*	Ionis Pharmaceuticals Inc.	40,613	2,263
*	Catalent Inc.	46,018	2,239
	Hill-Rom Holdings Inc.	21,377	2,238
*	Sage Therapeutics Inc.	16,454	2,232
*	Masimo Corp.	15,000	2,187
	Perrigo Co. plc	40,035	2,123
*	Haemonetics Corp.	16,900	2,040
*	Charles River Laboratories International Inc.	15,636	2,032
	Chemed Corp.	5,100	2,009
	Encompass Health Corp.	31,220	1,999
*	Novocure Ltd.	27,142	1,944
*	PRA Health Sciences Inc.	19,874	1,942
*	Sarepta Therapeutics Inc.	23,073	1,916
*,^	Teladoc Health Inc.	22,919	1,756
*	Horizon Therapeutics plc	56,844	1,643
*	Penumbra Inc.	10,200	1,591
	Bruker Corp.	34,063	1,516
*	Exelixis Inc.	97,900	1,513
*	Bluebird Bio Inc.	18,400	1,490
*	ACADIA Pharmaceuticals Inc.	33,698	1,429
*	Integra LifeSciences Holdings Corp.	22,814	1,325
*	Reata Pharmaceuticals Inc. Class A	6,346	1,308
*	United Therapeutics Corp.	14,300	1,285
*	Globus Medical Inc.	24,400	1,278
*	HealthEquity Inc.	22,371	1,270
*	Amedisys Inc.	9,834	1,264
*	Repligen Corp.	15,465	1,229
*	Medicines Co.	23,400	1,228
*	NuVasive Inc.	16,800	1,185
*	Arrowhead Pharmaceuticals Inc.	29,462	1,180
*	Spark Therapeutics Inc.	10,711	1,169
*	Tandem Diabetes Care Inc.	17,914	1,103
*	Blueprint Medicines Corp.	15,734	1,083
*	LHC Group Inc.	9,725	1,079
*	LivaNova plc	15,119	1,069
*	Alkermes plc	54,000	1,055

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	Neogen Corp.	16,179	1,053
*	Syneos Health Inc.	20,825	1,044
*	ICU Medical Inc.	6,291	1,017
*	FibroGen Inc.	25,347	992
*	Nektar Therapeutics Class A	55,327	947
	CONMED Corp.	8,600	946
*	Omnicell Inc.	13,200	929
*	HMS Holdings Corp.	27,700	906
*	Immunomedics Inc.	56,034	897
*	Global Blood Therapeutics Inc.	18,600	892
*	Wright Medical Group NV	42,515	884
	Cantel Medical Corp.	12,000	875
*	Emergent BioSolutions Inc.	14,992	857
*	Arena Pharmaceuticals Inc.	17,157	836
*	Tenet Healthcare Corp.	32,774	830
*	Acadia Healthcare Co. Inc.	27,269	818
*	Mirati Therapeutics Inc.	8,596	810
*	Nevro Corp.	9,244	797
*	Myriad Genetics Inc.	23,500	791
*	MyoKardia Inc.	13,797	791
*	Guardant Health Inc.	11,239	781
*	Iovance Biotherapeutics Inc.	36,189	765
*	PTC Therapeutics Inc.	18,476	755
	Ensign Group Inc.	17,200	727
*	Ultragenyx Pharmaceutical Inc.	18,023	723
*	Glaukos Corp.	11,300	721
*	Ligand Pharmaceuticals Inc.	6,600	718
*	NeoGenomics Inc.	30,067	689
*	Avanos Medical Inc.	15,505	683
*	Natera Inc.	17,654	680
*	Quidel Corp.	11,496	654
*	Acceleron Pharma Inc.	14,500	651
*	Select Medical Holdings Corp.	35,300	643
*	Halozyme Therapeutics Inc.	41,600	637
*	Prestige Consumer Healthcare Inc.	17,800	631
*	MEDNAX Inc.	28,400	624
*	Medpace Holdings Inc.	8,459	623
*	Cambrex Corp.	10,300	615
*	Amicus Therapeutics Inc.	72,722	613
*	Zogenix Inc.	13,439	600
*	Portola Pharmaceuticals Inc.	20,436	591
*	Intercept Pharmaceuticals Inc.	8,100	590
	Healthcare Services Group Inc.	23,800	580
*	iRhythm Technologies Inc.	8,578	573
*	Xencor Inc.	16,099	551
*	Genomic Health Inc.	7,891	526
*	Ironwood Pharmaceuticals Inc. Class A	51,150	514
*	Pacira BioSciences Inc.	12,600	510
*	Momenta Pharmaceuticals Inc.	32,612	505
	Patterson Cos. Inc.	29,213	500
*	Insmed Inc.	26,799	498
*	Agios Pharmaceuticals Inc.	16,208	488
*	Biohaven Pharmaceutical Holding Co. Ltd.	10,400	478
*	Magellan Health Inc.	7,300	474
*	Supernus Pharmaceuticals Inc.	17,000	472
*	uniQure NV	9,346	468
*	Corcept Therapeutics Inc.	31,767	463
*	Heron Therapeutics Inc.	21,300	453
*,^	Allogene Therapeutics Inc.	15,489	446
*	Invitae Corp.	27,350	441
*	BioTelemetry Inc.	11,000	433
*	Aimmune Therapeutics Inc.	14,900	415
*	Brookdale Senior Living Inc.	55,373	407
*	REGENXBIO Inc.	11,200	400

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	Radius Health Inc.	13,200	375
*	Endo International plc	80,789	371
*	Varex Imaging Corp.	11,704	351
*	Esperion Therapeutics Inc.	8,700	346
*	Merit Medical Systems Inc.	16,500	341
*	Editas Medicine Inc.	15,899	331
*	Natus Medical Inc.	9,500	320
*	Enanta Pharmaceuticals Inc.	5,200	317
*	Inogen Inc.	5,700	310
	Luminex Corp.	15,000	307
	Taro Pharmaceutical Industries Ltd.	3,800	307
*	AnaptysBio Inc.	7,790	294
*	Aerie Pharmaceuticals Inc.	13,068	290
*	Orthofix Medical Inc.	6,600	277
*	Theravance Biopharma Inc.	16,757	270
*	Tivity Health Inc.	16,116	261
*	Spectrum Pharmaceuticals Inc.	33,600	261
*	Tricida Inc.	6,893	258
*	Denali Therapeutics Inc.	14,800	232
*	Innoviva Inc.	19,900	231
*	CorVel Corp.	2,844	225
*	Eagle Pharmaceuticals Inc.	3,300	207
*	Madrigal Pharmaceuticals Inc.	2,100	194
*	Pennant Group Inc.	8,600	155
*,^	TherapeuticsMD Inc.	56,500	150
*	OPKO Health Inc.	100,900	143
*	Atara Biotherapeutics Inc.	13,000	142
*	Axogen Inc.	10,500	131
*	Intra-Cellular Therapies Inc.	13,700	127
*,^	Intrexon Corp.	19,800	101
*	Amneal Pharmaceuticals Inc.	31,500	97
*	Mallinckrodt plc	25,422	80
*	Clovis Oncology Inc.	16,812	53
*	Lexicon Pharmaceuticals Inc.	13,949	52
			1,176,012
Industrials (7.3%)
	Boeing Co.	168,398	57,240
	Honeywell International Inc.	227,853	39,357
*	PayPal Holdings Inc.	373,573	38,889
	Accenture plc Class A	202,942	37,629
	Union Pacific Corp.	225,041	37,235
	United Technologies Corp.	256,853	36,879
	Lockheed Martin Corp.	78,675	29,635
	3M Co.	177,367	29,264
	Danaher Corp.	201,631	27,789
	General Electric Co.	2,742,671	27,372
	Fidelity National Information Services Inc.	193,865	25,544
	United Parcel Service Inc. Class B	220,978	25,450
	Caterpillar Inc.	172,247	23,736
	Automatic Data Processing Inc.	138,060	22,397
*	Fiserv Inc.	178,411	18,937
	Raytheon Co.	88,342	18,747
	Northrop Grumman Corp.	50,048	17,641
	Deere & Co.	100,610	17,520
	Illinois Tool Works Inc.	103,472	17,443
	CSX Corp.	240,320	16,887
	Global Payments Inc.	94,267	15,948
	Norfolk Southern Corp.	84,252	15,334
	Sherwin-Williams Co.	26,366	15,090
	Waste Management Inc.	134,376	15,078
	General Dynamics Corp.	80,434	14,221
	Emerson Electric Co.	192,345	13,493
	FedEx Corp.	76,089	11,616
	Eaton Corp. plc	132,870	11,574

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Roper Technologies Inc.	32,196	10,849
	Johnson Controls International plc	249,387	10,806
	Ingersoll-Rand plc	75,185	9,540
	TE Connectivity Ltd.	105,365	9,430
*	Shopify Inc. Class A (XNYS)	29,377	9,212
	Amphenol Corp. Class A	91,548	9,185
	Paychex Inc.	100,890	8,438
	Cummins Inc.	48,165	8,307
	PACCAR Inc.	106,184	8,076
	TransDigm Group Inc.	15,329	8,067
*	FleetCor Technologies Inc.	26,633	7,836
	Willis Towers Watson plc	40,663	7,600
	Agilent Technologies Inc.	98,512	7,462
	Parker-Hannifin Corp.	39,939	7,328
	Ball Corp.	103,284	7,227
	Verisk Analytics Inc. Class A	49,859	7,215
	Stanley Black & Decker Inc.	47,409	7,174
	Cintas Corp.	26,571	7,139
*	Square Inc.	107,003	6,573
	AMETEK Inc.	70,065	6,421
	Fastenal Co.	178,405	6,412
	Fortive Corp.	92,661	6,394
	Rockwell Automation Inc.	36,165	6,220
*	CoStar Group Inc.	11,234	6,173
*	Keysight Technologies Inc.	58,644	5,918
	Republic Services Inc. Class A	67,509	5,908
	Vulcan Materials Co.	41,016	5,860
*	Mettler-Toledo International Inc.	7,622	5,373
	Martin Marietta Materials Inc.	19,448	5,094
	TransUnion	57,854	4,780
	Dover Corp.	45,075	4,683
	Kansas City Southern	31,832	4,481
	Broadridge Financial Solutions Inc.	35,503	4,446
*	Waters Corp.	20,658	4,372
	Xylem Inc.	55,488	4,255
	Masco Corp.	91,583	4,236
	WW Grainger Inc.	13,615	4,205
*	Zebra Technologies Corp.	17,370	4,132
	Wabtec Corp.	57,691	4,002
	Jacobs Engineering Group Inc.	41,857	3,917
*	Teledyne Technologies Inc.	11,660	3,843
	Expeditors International of Washington Inc.	52,629	3,839
	Old Dominion Freight Line Inc.	20,592	3,749
	IDEX Corp.	23,979	3,729
	Allegion plc	29,780	3,456
	Jack Henry & Associates Inc.	24,372	3,450
	Arconic Inc.	124,184	3,411
	Packaging Corp. of America	30,403	3,328
	Textron Inc.	70,945	3,270
*	United Rentals Inc.	24,467	3,268
*	Trimble Inc.	79,794	3,179
	JB Hunt Transport Services Inc.	27,020	3,176
	CH Robinson Worldwide Inc.	41,268	3,121
	Westrock Co.	83,483	3,120
	Booz Allen Hamilton Holding Corp. Class A	43,261	3,044
	Huntington Ingalls Industries Inc.	13,341	3,011
*	Crown Holdings Inc.	41,318	3,010
	PerkinElmer Inc.	34,984	3,007
	Nordson Corp.	18,786	2,946
	Snap-on Inc.	17,992	2,927
	Cognex Corp.	53,745	2,767
*	Fair Isaac Corp.	9,100	2,767
	Lennox International Inc.	11,126	2,752
	Carlisle Cos. Inc.	17,829	2,715

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Universal Display Corp.	13,540	2,710
	Toro Co.	34,713	2,677
	Spirit AeroSystems Holdings Inc. Class A	32,664	2,673
*	WEX Inc.	13,653	2,583
*	Sensata Technologies Holding plc	50,444	2,582
	Hubbell Inc. Class B	17,655	2,502
	Graco Inc.	53,876	2,435
	AptarGroup Inc.	20,310	2,400
*	XPO Logistics Inc.	30,049	2,296
	FLIR Systems Inc.	44,200	2,279
	HEICO Corp. Class A	23,427	2,232
*	Euronet Worldwide Inc.	15,863	2,222
	Robert Half International Inc.	38,480	2,204
	Pentair plc	53,096	2,202
	Owens Corning	35,803	2,194
	Donaldson Co. Inc.	41,500	2,189
*	Arrow Electronics Inc.	27,382	2,171
	Genpact Ltd.	55,275	2,165
*	AerCap Holdings NV	37,252	2,156
	AO Smith Corp.	43,083	2,140
*	HD Supply Holdings Inc.	54,124	2,140
	Sealed Air Corp.	50,903	2,126
	Xerox Holdings Corp.	61,152	2,075
	Flowserve Corp.	41,966	2,050
	Hexcel Corp.	27,300	2,037
*	Flex Ltd.	173,225	2,035
*	Genesee & Wyoming Inc. Class A	18,325	2,035
*	AECOM	49,454	1,979
	Quanta Services Inc.	46,452	1,953
	Woodward Inc.	17,790	1,897
	Watsco Inc.	10,592	1,867
*	Pagseguro Digital Ltd. Class A	50,201	1,861
	Oshkosh Corp.	21,573	1,842
*	Generac Holdings Inc.	18,974	1,832
	Sonoco Products Co.	31,669	1,827
	Curtiss-Wright Corp.	13,500	1,826
*	Berry Global Group Inc.	43,782	1,817
	MDU Resources Group Inc.	62,380	1,802
	Lincoln Electric Holdings Inc.	19,900	1,782
	National Instruments Corp.	42,076	1,742
	Jabil Inc.	47,249	1,740
	ManpowerGroup Inc.	18,902	1,719
	ITT Inc.	28,667	1,704
*	Stericycle Inc.	28,836	1,661
	BWX Technologies Inc.	28,377	1,649
*	Trex Co. Inc.	18,558	1,631
	MAXIMUS Inc.	21,216	1,628
	Acuity Brands Inc.	13,000	1,622
	Allison Transmission Holdings Inc.	36,641	1,598
	HEICO Corp.	12,924	1,594
	AGCO Corp.	20,700	1,587
*	IPG Photonics Corp.	11,642	1,563
*	Kirby Corp.	19,600	1,552
	Tetra Tech Inc.	17,400	1,522
	EMCOR Group Inc.	17,300	1,517
	Armstrong World Industries Inc.	16,057	1,502
	Air Lease Corp. Class A	34,145	1,502
	Graphic Packaging Holding Co.	94,980	1,487
*	Clean Harbors Inc.	17,500	1,443
	Landstar System Inc.	12,600	1,426
	Amcor plc (XNYS)	149,736	1,425
	Knight-Swift Transportation Holdings Inc.	37,963	1,384
	Littelfuse Inc.	7,872	1,382
	Brink’s Co.	16,200	1,376

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Insperity Inc.	12,800	1,352
*	FTI Consulting Inc.	12,200	1,328
	KBR Inc.	46,728	1,316
*	RBC Bearings Inc.	8,100	1,300
	MSA Safety Inc.	10,800	1,297
	Avnet Inc.	32,593	1,289
*	Mercury Systems Inc.	17,499	1,289
	Alliance Data Systems Corp.	12,787	1,279
*	Gardner Denver Holdings Inc.	40,017	1,274
*	MasTec Inc.	19,900	1,252
	Eagle Materials Inc.	13,246	1,210
*	TopBuild Corp.	11,462	1,191
	Louisiana-Pacific Corp.	40,496	1,184
	Crane Co.	15,300	1,171
	nVent Electric plc	50,744	1,170
*	SiteOne Landscape Supply Inc.	13,131	1,156
	Simpson Manufacturing Co. Inc.	13,800	1,140
*	Coherent Inc.	7,614	1,134
	Macquarie Infrastructure Corp.	25,447	1,098
*	CoreLogic Inc.	26,974	1,092
*	Paylocity Holding Corp.	10,641	1,092
	Exponent Inc.	16,837	1,070
	John Bean Technologies Corp.	10,340	1,063
	UniFirst Corp.	5,217	1,048
	Timken Co.	21,300	1,044
	MSC Industrial Direct Co. Inc. Class A	14,200	1,040
*	ASGN Inc.	16,166	1,028
*	Aerojet Rocketdyne Holdings Inc.	23,300	1,007
	Valmont Industries Inc.	7,300	1,001
*	Cimpress NV	7,499	991
*	Rexnord Corp.	34,889	987
*	Axon Enterprise Inc.	19,300	987
	Regal Beloit Corp.	13,300	985
*	Novanta Inc.	11,000	980
*	II-VI Inc.	29,520	979
*	Colfax Corp.	28,675	963
	EnerSys	14,400	963
	Universal Forest Products Inc.	19,097	962
	GATX Corp.	11,800	939
*	Summit Materials Inc. Class A	39,497	906
*	AMN Healthcare Services Inc.	15,300	899
*	Itron Inc.	11,700	892
*	Proto Labs Inc.	9,172	889
	Barnes Group Inc.	15,200	888
	Franklin Electric Co. Inc.	16,300	878
*	Allegheny Technologies Inc.	40,988	861
	Moog Inc. Class A	10,152	850
*	Integer Holdings Corp.	10,878	842
*	Rogers Corp.	6,200	840
	Albany International Corp. Class A	9,900	831
	World Fuel Services Corp.	19,841	829
	Vishay Intertechnology Inc.	40,700	820
	Brady Corp. Class A	14,480	816
	Watts Water Technologies Inc. Class A	8,600	802
	Silgan Holdings Inc.	25,768	793
	Otter Tail Corp.	13,973	792
	Ryder System Inc.	16,187	787
*	Advanced Disposal Services Inc.	23,811	781
	Kennametal Inc.	25,200	780
*	Builders FirstSource Inc.	34,100	771
*	TriNet Group Inc.	14,346	760
	ABM Industries Inc.	20,800	758
	Deluxe Corp.	14,400	746
	Cubic Corp.	10,100	745

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	Anixter International Inc.	9,000	745
	Fluor Corp.	45,905	740
	ESCO Technologies Inc.	8,600	727
*	ExlService Holdings Inc.	10,400	724
*	SPX Corp.	15,899	724
	Applied Industrial Technologies Inc.	12,000	718
*	Saia Inc.	8,048	718
*	WESCO International Inc.	13,974	701
	ManTech International Corp. Class A	8,767	694
*	Beacon Roofing Supply Inc.	22,344	694
	Trinity Industries Inc.	35,053	693
*	Plexus Corp.	9,200	680
	AAON Inc.	13,793	671
*	Sanmina Corp.	21,800	670
	McGrath RentCorp	8,629	658
	Korn Ferry	17,700	649
	Belden Inc.	12,500	641
	Mueller Water Products Inc. Class A	54,200	634
*	Fabrinet	11,200	630
*	Gibraltar Industries Inc.	11,800	628
	Altra Industrial Motion Corp.	20,090	619
	Forward Air Corp.	8,900	616
*	Casella Waste Systems Inc. Class A	14,067	613
	Comfort Systems USA Inc.	12,100	610
	Federal Signal Corp.	18,700	607
	Triton International Ltd.	16,500	606
	Mueller Industries Inc.	19,420	598
*	SPX FLOW Inc.	12,999	589
*	Knowles Corp.	26,973	582
	Euronav NV	51,112	576
	EVERTEC Inc.	18,620	570
	Terex Corp.	20,502	565
	Mobile Mini Inc.	15,000	564
*	Harsco Corp.	27,200	551
	Werner Enterprises Inc.	15,000	547
*	BMC Stock Holdings Inc.	20,100	542
*	TriMas Corp.	16,700	540
*	Kratos Defense & Security Solutions Inc.	28,452	537
*	OSI Systems Inc.	5,400	536
	Badger Meter Inc.	9,200	532
*	Masonite International Corp.	8,500	522
*	Installed Building Products Inc.	8,000	522
	Advanced Drainage Systems Inc.	13,900	515
	Covanta Holding Corp.	35,600	514
	Kaman Corp.	8,748	513
	Boise Cascade Co.	14,100	504
	AAR Corp.	12,010	501
	EnPro Industries Inc.	7,200	501
*	Ambarella Inc.	9,500	500
	US Ecology Parent Inc.	7,800	485
*	Navistar International Corp.	15,500	485
	Actuant Corp. Class A	19,200	476
*	CBIZ Inc.	17,000	465
	Tennant Co.	6,000	465
	Raven Industries Inc.	13,100	457
*	Hub Group Inc. Class A	9,900	453
	Scorpio Tankers Inc.	14,190	451
	Benchmark Electronics Inc.	13,300	451
*	Huron Consulting Group Inc.	6,800	450
	Owens-Illinois Inc.	52,550	447
*	Sykes Enterprises Inc.	14,358	444
*	AeroVironment Inc.	7,500	435
*	Dycom Industries Inc.	9,300	424
	Rush Enterprises Inc. Class A	9,500	415

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Helios Technologies Inc.	10,400	412
*	Resideo Technologies Inc.	42,188	402
*	Cardtronics plc Class A	11,714	401
	Encore Wire Corp.	6,900	388
*	MACOM Technology Solutions Holdings Inc.	17,013	387
	Aircastle Ltd.	14,200	387
	Ship Finance International Ltd.	26,513	384
	Granite Construction Inc.	16,155	380
*	Conduent Inc.	60,045	371
*	Patrick Industries Inc.	7,400	366
	Seaspan Corp. Class A	33,572	364
	MTS Systems Corp.	6,400	361
	Methode Electronics Inc.	10,500	361
*	Pluralsight Inc. Class A	19,752	357
*	JELD-WEN Holding Inc.	20,757	355
	Greif Inc. Class A	9,000	353
*	TTM Technologies Inc.	29,954	351
	Standex International Corp.	4,600	349
	AZZ Inc.	8,800	341
	Schneider National Inc. Class B	14,700	336
	Primoris Services Corp.	16,200	331
	Triumph Group Inc.	15,900	330
	Apogee Enterprises Inc.	8,600	323
	CTS Corp.	12,100	323
	Heartland Express Inc.	15,407	322
	Lindsay Corp.	3,300	312
	H&E Equipment Services Inc.	9,000	305
	Greenbrier Cos. Inc.	9,900	290
*	TrueBlue Inc.	12,600	289
*	SEACOR Holdings Inc.	6,707	288
	Quanex Building Products Corp.	14,400	278
	Griffon Corp.	12,834	273
^	ADT Inc.	35,083	272
	AVX Corp.	17,300	265
*	FARO Technologies Inc.	5,500	262
*	Aegion Corp. Class A	11,900	258
	Hollysys Automation Technologies Ltd.	17,800	251
	TTEC Holdings Inc.	4,759	225
	GrafTech International Ltd.	18,200	220
	Astec Industries Inc.	6,200	218
*	Wesco Aircraft Holdings Inc.	19,322	213
	Kelly Services Inc. Class A	8,655	208
	Hyster-Yale Materials Handling Inc.	3,800	193
*	Tutor Perini Corp.	12,200	189
*	Manitowoc Co. Inc.	14,350	183
	Waste Connections Inc. (XNYS)	1,909	176
	GasLog Ltd.	12,700	174
	Caesarstone Ltd.	9,337	158
*	Evolent Health Inc. Class A	19,200	146
	Matson Inc.	3,700	141
	Myers Industries Inc.	7,919	134
*	Atlas Air Worldwide Holdings Inc.	1,500	33
			1,258,157
Oil & Gas (2.2%)
	Exxon Mobil Corp.	1,344,932	90,877
	Chevron Corp.	606,162	70,400
	ConocoPhillips	351,001	19,375
	Phillips 66	141,421	16,521
	Schlumberger Ltd.	435,715	14,244
	Marathon Petroleum Corp.	206,427	13,201
	Valero Energy Corp.	130,437	12,650
	EOG Resources Inc.	182,399	12,642
	Kinder Morgan Inc.	613,624	12,260
	Occidental Petroleum Corp.	284,647	11,528

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	ONEOK Inc.	128,747	8,990
	Williams Cos. Inc.	381,215	8,505
	Pioneer Natural Resources Co.	52,547	6,464
	Hess Corp.	84,126	5,531
	Halliburton Co.	274,920	5,292
*	Cheniere Energy Inc.	72,501	4,462
	Diamondback Energy Inc.	51,339	4,403
	Baker Hughes Co. Class A	202,245	4,328
	Concho Resources Inc.	62,278	4,205
	Targa Resources Corp.	75,029	2,917
	Noble Energy Inc.	150,373	2,896
	Marathon Oil Corp.	249,196	2,873
	National Oilwell Varco Inc.	126,626	2,864
	OGE Energy Corp.	63,600	2,739
	HollyFrontier Corp.	48,310	2,654
	Devon Energy Corp.	125,278	2,541
	Apache Corp.	116,850	2,531
	Cabot Oil & Gas Corp.	130,703	2,436
	Cimarex Energy Co.	33,702	1,423
	Parsley Energy Inc. Class A	88,196	1,394
*	First Solar Inc.	26,171	1,355
*	WPX Energy Inc.	132,978	1,327
	Helmerich & Payne Inc.	34,300	1,286
	PBF Energy Inc. Class A	39,302	1,269
*	SolarEdge Technologies Inc.	13,600	1,155
	Delek US Holdings Inc.	26,173	1,046
	Murphy Oil Corp.	49,885	1,029
	Equitrans Midstream Corp.	70,447	981
	EQT Corp.	86,359	927
*	Transocean Ltd. (XNYS)	183,979	874
*	Continental Resources Inc.	29,241	862
	Kosmos Energy Ltd.	118,878	737
*	Cosan Ltd.	40,372	679
*	Chart Industries Inc.	11,184	656
*	Apergy Corp.	24,701	622
	Arcosa Inc.	16,000	615
	Core Laboratories NV	13,400	590
*	Enphase Energy Inc.	28,998	563
	Patterson-UTI Energy Inc.	63,963	532
*,^	Chesapeake Energy Corp.	373,945	501
*	CNX Resources Corp.	58,940	497
*	Matador Resources Co.	34,765	484
*	Dril-Quip Inc.	11,400	468
*	Oceaneering International Inc.	33,017	468
^	Antero Midstream Corp.	71,484	460
	CVR Energy Inc.	9,664	458
	Archrock Inc.	41,684	402
	SemGroup Corp. Class A	24,853	400
*	PDC Energy Inc.	19,838	396
*	Southwestern Energy Co.	192,418	394
*	NOW Inc.	36,496	385
*	Helix Energy Solutions Group Inc.	40,791	350
*	Magnolia Oil & Gas Corp. Class A	31,729	312
*	MRC Global Inc.	26,000	295
	QEP Resources Inc.	86,264	287
	SM Energy Co.	36,114	283
*	Valaris plc Class A	65,960	271
*	Oil States International Inc.	18,720	267
*	Callon Petroleum Co.	70,026	266
	Range Resources Corp.	65,496	264
*	Oasis Petroleum Inc.	96,808	253
*	SRC Energy Inc.	73,254	229
*	Antero Resources Corp.	84,777	212
*	ProPetro Holding Corp.	26,116	202

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Nabors Industries Ltd.	107,306	199
*	Whiting Petroleum Corp.	30,413	193
*	Centennial Resource Development Inc. Class A	56,100	191
*	Carrizo Oil & Gas Inc.	24,579	181
*	Denbury Resources Inc.	180,226	180
*	SunPower Corp. Class A	19,200	168
*	Gulfport Energy Corp.	59,882	167
*	Frank’s International NV	31,027	152
*	Newpark Resources Inc.	20,969	126
*	Jagged Peak Energy Inc.	17,600	125
*	Laredo Petroleum Inc.	51,100	121
*	Diamond Offshore Drilling Inc.	20,218	107
*,^	McDermott International Inc.	58,884	96
*	Gran Tierra Energy Inc. (XASE)	81,100	88
*	California Resources Corp.	14,000	78
	RPC Inc.	17,400	72
*,^	Extraction Oil & Gas Inc.	37,744	64
*,§	Transocean Ltd. (XSWX)	8,480	54
			381,417
Other (0.0%)[3]
*,§	Alder BioPharmaceuticals CVR Exp. 12/31/2024	8,266	7
*,§	A Schulman Inc. CVR	8,800	4
*,§	Media General Inc. CVR	21,051	1
*,§	American International Group Inc. Warrants Exp. 01/19/2021	18,671	—
			12
Technology (11.9%)
	Apple Inc.	1,435,741	357,155
	Microsoft Corp.	2,405,829	344,924
*	Facebook Inc. Class A	758,851	145,434
*	Alphabet Inc. Class A	97,312	122,496
*	Alphabet Inc. Class C	94,343	118,883
	Intel Corp.	1,407,616	79,573
	Cisco Systems Inc.	1,360,312	64,628
*	Adobe Inc.	154,169	42,848
*	salesforce.com Inc.	260,055	40,696
	Oracle Corp.	709,290	38,649
	International Business Machines Corp.	282,536	37,784
	NVIDIA Corp.	184,327	37,053
	Broadcom Inc.	122,606	35,905
	Texas Instruments Inc.	296,588	34,994
	QUALCOMM Inc.	385,352	30,998
	Intuit Inc.	78,327	20,169
*	Micron Technology Inc.	352,340	16,754
	Applied Materials Inc.	294,646	15,988
*	ServiceNow Inc.	58,668	14,506
	L3Harris Technologies Inc.	69,617	14,363
	Analog Devices Inc.	116,889	12,464
	Lam Research Corp.	45,414	12,309
	NXP Semiconductors NV	103,478	11,763
*	Advanced Micro Devices Inc.	316,154	10,727
	Cognizant Technology Solutions Corp. Class A	173,660	10,583
*	Autodesk Inc.	69,215	10,200
	Motorola Solutions Inc.	52,278	8,695
	KLA Corp.	50,041	8,459
	HP Inc.	472,779	8,212
*	Workday Inc. Class A	50,235	8,146
	Xilinx Inc.	80,614	7,315
	Corning Inc.	240,058	7,113
*	Twitter Inc.	235,602	7,061
	Microchip Technology Inc.	72,810	6,865
	Hewlett Packard Enterprise Co.	418,107	6,861
*	Palo Alto Networks Inc.	29,347	6,673
	Cerner Corp.	98,839	6,634
*	VeriSign Inc.	33,010	6,273

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	Synopsys Inc.	46,049	6,251
	CDW Corp.	45,180	5,779
*	Veeva Systems Inc. Class A	40,539	5,750
*	ANSYS Inc.	25,806	5,681
*	Cadence Design Systems Inc.	86,671	5,664
*	Splunk Inc.	47,097	5,650
*	IAC/InterActiveCorp	23,245	5,282
	Marvell Technology Group Ltd.	208,292	5,080
	Maxim Integrated Products Inc.	84,305	4,945
	Skyworks Solutions Inc.	53,849	4,904
	Seagate Technology plc	83,508	4,846
	Western Digital Corp.	92,330	4,769
*	Arista Networks Inc.	18,550	4,537
*	Akamai Technologies Inc.	51,028	4,414
	Citrix Systems Inc.	38,986	4,244
*	Gartner Inc.	27,009	4,162
	NetApp Inc.	73,905	4,130
	Symantec Corp.	180,011	4,119
*	Atlassian Corp. plc Class A	33,250	4,016
*	Check Point Software Technologies Ltd.	34,963	3,930
	VMware Inc. Class A	24,348	3,854
	Leidos Holdings Inc.	43,204	3,725
*	RingCentral Inc. Class A	23,014	3,717
*	Fortinet Inc.	45,443	3,706
	SS&C Technologies Holdings Inc.	70,242	3,653
*	Twilio Inc. Class A	37,609	3,632
*	GoDaddy Inc. Class A	55,804	3,629
*	Okta Inc.	32,777	3,575
	Teradyne Inc.	55,938	3,425
*	DocuSign Inc. Class A	50,087	3,315
*	Paycom Software Inc.	15,623	3,305
*	Tyler Technologies Inc.	11,964	3,213
*	Yandex NV Class A	91,002	3,039
*	Qorvo Inc.	37,368	3,022
*	Black Knight Inc.	45,578	2,926
*	Guidewire Software Inc.	25,886	2,918
*	EPAM Systems Inc.	16,459	2,896
	Amdocs Ltd.	42,989	2,803
*	F5 Networks Inc.	19,357	2,789
	Juniper Networks Inc.	112,096	2,782
	Cypress Semiconductor Corp.	119,483	2,780
*	Coupa Software Inc.	19,763	2,717
*	ON Semiconductor Corp.	129,554	2,643
*	Dell Technologies Inc.	48,082	2,543
*	Aspen Technology Inc.	21,876	2,518
*	Zendesk Inc.	34,698	2,451
	DXC Technology Co.	83,659	2,315
*	PTC Inc.	34,096	2,281
*	InterXion Holding NV	24,262	2,140
	Entegris Inc.	44,400	2,131
	Monolithic Power Systems Inc.	13,496	2,023
*	Proofpoint Inc.	17,527	2,022
*	HubSpot Inc.	13,000	2,016
	CDK Global Inc.	39,875	2,015
	MKS Instruments Inc.	17,674	1,913
*	Ciena Corp.	50,317	1,868
*	CACI International Inc. Class A	8,217	1,839
*	MongoDB Inc.	13,191	1,685
	Science Applications International Corp.	19,323	1,596
*	Manhattan Associates Inc.	21,299	1,596
*	Cree Inc.	33,399	1,594
*	RealPage Inc.	26,032	1,576
	SYNNEX Corp.	13,095	1,542
*	Lumentum Holdings Inc.	24,537	1,538

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	Nuance Communications Inc.	93,420	1,525
*	Silicon Laboratories Inc.	14,000	1,487
*	Pure Storage Inc. Class A	75,124	1,462
*	Tech Data Corp.	11,483	1,395
	j2 Global Inc.	14,600	1,386
	Cabot Microelectronics Corp.	9,109	1,377
*	Nutanix Inc.	46,961	1,372
*	Alteryx Inc. Class A	14,916	1,365
*	Dropbox Inc. Class A	67,132	1,331
	Blackbaud Inc.	15,700	1,318
*	Cirrus Logic Inc.	19,100	1,298
*	ViaSat Inc.	18,668	1,285
*	Anaplan Inc.	26,906	1,270
*	Wix.com Ltd.	10,170	1,241
*	Ceridian HCM Holding Inc.	24,591	1,187
	Perspecta Inc.	44,398	1,178
*	NCR Corp.	40,215	1,175
*	CyberArk Software Ltd.	11,326	1,151
*	Teradata Corp.	37,836	1,132
*	Viavi Solutions Inc.	70,200	1,120
*	ACI Worldwide Inc.	35,573	1,117
*	Smartsheet Inc. Class A	27,701	1,091
*	Semtech Corp.	21,300	1,075
*	Cornerstone OnDemand Inc.	18,299	1,072
*	Five9 Inc.	19,093	1,060
*	Avalara Inc.	14,591	1,036
	LogMeIn Inc.	15,556	1,022
*	Elastic NV	14,064	1,013
*	New Relic Inc.	15,800	1,012
*	Inphi Corp.	14,068	1,011
*	FireEye Inc.	63,546	1,007
*	Verint Systems Inc.	22,100	1,003
	Brooks Automation Inc.	22,900	973
*	Globant SA	10,067	939
*	Envestnet Inc.	14,952	934
*	Q2 Holdings Inc.	12,900	922
*	Qualys Inc.	10,600	905
*	Zscaler Inc.	20,400	897
	Pegasystems Inc.	11,600	872
	Cogent Communications Holdings Inc.	14,700	862
	Power Integrations Inc.	9,162	835
*	Acacia Communications Inc.	12,256	805
*	Lattice Semiconductor Corp.	40,700	797
*	LivePerson Inc.	19,395	796
*	Rapid7 Inc.	15,726	788
*	Box Inc.	44,935	760
*	Everbridge Inc.	10,217	710
*	Advanced Energy Industries Inc.	11,900	703
*	Insight Enterprises Inc.	11,300	694
*	Varonis Systems Inc.	9,422	674
*	Allscripts Healthcare Solutions Inc.	60,100	658
*	Blackline Inc.	13,800	645
*	Diodes Inc.	13,800	644
	Ubiquiti Inc.	5,061	641
	CSG Systems International Inc.	11,066	638
*	CommScope Holding Co. Inc.	56,877	637
*	NetScout Systems Inc.	26,238	636
	Progress Software Corp.	15,900	634
*	Bottomline Technologies DE Inc.	15,400	631
*	CommVault Systems Inc.	11,970	595
*	Cloudera Inc.	69,952	593
*	EchoStar Corp. Class A	14,700	573
	InterDigital Inc.	10,500	563
*	Alarm.com Holdings Inc.	11,269	557

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Kulicke & Soffa Industries Inc.	22,900	544
*	Premier Inc. Class A	16,475	537
*	PROS Holdings Inc.	10,383	532
*	Yext Inc.	31,700	522
*	SailPoint Technologies Holding Inc.	26,200	507
*	SVMK Inc.	27,086	498
*	Rambus Inc.	35,400	490
*	Synaptics Inc.	11,500	484
*	Workiva Inc. Class A	11,598	483
	NIC Inc.	20,000	470
*	MicroStrategy Inc. Class A	3,000	460
*	Perficient Inc.	10,747	421
*	Avaya Holdings Corp.	34,300	415
	Plantronics Inc.	10,000	394
	TiVo Corp.	46,562	379
*	Amkor Technology Inc.	30,000	373
*	Virtusa Corp.	9,900	369
*	MaxLinear Inc.	19,100	362
	Ebix Inc.	8,400	358
*	Blucora Inc.	16,400	355
*	2U Inc.	19,604	351
*	Mimecast Ltd.	8,700	345
*	ScanSource Inc.	10,309	333
*	3D Systems Corp.	34,900	331
*	Stratasys Ltd.	15,900	329
*	Covetrus Inc.	31,717	314
	Xperi Corp.	15,300	311
*	Tenable Holdings Inc.	11,677	294
*	SPS Commerce Inc.	5,517	291
*	Cision Ltd.	28,455	287
*	SolarWinds Corp.	14,854	281
*	Shutterstock Inc.	6,900	280
*	NextGen Healthcare Inc.	16,200	274
	Pitney Bowes Inc.	60,747	267
*	NETGEAR Inc.	9,595	261
*	Loral Space & Communications Inc.	5,577	223
*	Cerence Inc.	11,677	181
	ADTRAN Inc.	16,800	148
	Forrester Research Inc.	4,285	148
*	Endurance International Group Holdings Inc.	22,000	86
	ASE Technology Holding Co. Ltd. ADR	16,369	83
			2,060,028
Telecommunications (1.1%)
	AT&T Inc.	2,317,857	89,214
	Verizon Communications Inc.	1,314,110	79,464
*	T-Mobile US Inc.	99,009	8,184
	CenturyLink Inc.	334,285	4,326
*	Zayo Group Holdings Inc.	71,314	2,435
*	Sprint Corp.	184,445	1,145
	Telephone & Data Systems Inc.	32,573	850
*	Iridium Communications Inc.	31,581	773
*	Vonage Holdings Corp.	71,800	701
*	8x8 Inc.	30,591	591
*	Intelsat SA	21,224	539
	Shenandoah Telecommunications Co.	14,708	473
	ATN International Inc.	3,397	201
*	United States Cellular Corp.	4,600	171
*,^	GTT Communications Inc.	13,100	99
			189,166
Utilities (1.8%)
	NextEra Energy Inc.	151,777	36,175
	Duke Energy Corp.	230,751	21,751
	Dominion Energy Inc.	253,693	20,942
	Southern Co.	329,127	20,623

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	American Electric Power Co. Inc.	156,265	14,750
	Exelon Corp.	307,810	14,002
	Sempra Energy	86,821	12,547
	Xcel Energy Inc.	161,774	10,274
	Public Service Enterprise Group Inc.	159,853	10,120
	Consolidated Edison Inc.	104,592	9,645
	WEC Energy Group Inc.	99,780	9,419
	Eversource Energy	101,603	8,508
	FirstEnergy Corp.	166,803	8,060
	Entergy Corp.	61,951	7,526
	PPL Corp.	224,421	7,516
	DTE Energy Co.	57,978	7,382
	American Water Works Co. Inc.	56,626	6,980
	Edison International	110,260	6,935
	Ameren Corp.	76,384	5,935
	CMS Energy Corp.	88,554	5,660
	Evergy Inc.	71,975	4,600
	CenterPoint Energy Inc.	154,532	4,492
	Atmos Energy Corp.	36,288	4,082
	Alliant Energy Corp.	72,535	3,869
	Vistra Energy Corp.	136,815	3,698
	AES Corp.	210,524	3,589
	Pinnacle West Capital Corp.	36,401	3,426
	NiSource Inc.	118,329	3,318
	UGI Corp.	66,943	3,191
	NRG Energy Inc.	78,460	3,148
	Aqua America Inc.	68,513	3,106
	IDACORP Inc.	16,100	1,733
	Portland General Electric Co.	27,825	1,583
	Black Hills Corp.	19,720	1,555
	Southwest Gas Holdings Inc.	17,600	1,536
	Hawaiian Electric Industries Inc.	33,700	1,522
	ONE Gas Inc.	16,276	1,511
	ALLETE Inc.	16,700	1,437
	Spire Inc.	16,000	1,345
	New Jersey Resources Corp.	29,985	1,307
	PNM Resources Inc.	24,941	1,301
	NorthWestern Corp.	17,100	1,240
	National Fuel Gas Co.	25,992	1,178
	American States Water Co.	11,583	1,102
*	PG&E Corp.	165,899	1,024
	Avista Corp.	21,000	1,009
	El Paso Electric Co.	14,100	941
	South Jersey Industries Inc.	28,900	929
	MGE Energy Inc.	12,033	927
	Avangrid Inc.	18,046	903
	Pattern Energy Group Inc. Class A	30,752	862
	California Water Service Group	15,196	851
	Ormat Technologies Inc. (XNYS)	10,600	812
	Northwest Natural Holding Co.	10,300	714
*	Sunrun Inc.	35,659	554
	SJW Group	7,056	510
	Atlantica Yield plc	18,701	449
*	Evoqua Water Technologies Corp.	23,800	413
	TerraForm Power Inc. Class A	22,998	391
	Ormat Technologies Inc. (XTAE)	2,610	202
			315,110
			9,429,520
Total Common Stocks (Cost $14,450,824)			17,171,793

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (0.0%)
	Britannia Industries Ltd. (Cost $8)	8.000%	8/28/22	552	8

				Shares
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.7%)
4,5	Vanguard Market Liquidity Fund	1.984%		1,156,608	115,672

				Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
6	United States Treasury Bill	1.954%	11/7/19	400	400
6	United States Treasury Bill	1.997%	12/26/19	2,000	1,995
					2,395
Total Temporary Cash Investments (Cost $118,051)					118,067
Total Investments (100.4%) (Cost $14,568,883)					17,289,868
Other Assets and Liabilities—Net (-0.4%)[5,6]					(60,342)
Net Assets (100%)					17,229,526

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $103,379,000.
§	Security value determined using significant unobservable inputs.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.

2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2019, the aggregate value of these securities was $136,561,000, representing 0.8% of net assets.

3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $111,179,000 was received for securities on loan.
6	Securities with a value of $2,395,000 and cash of $486,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SNA6280 122019

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

	Shares	Market Value ($000)
Common Stocks (99.5%)[1]
Australia (4.9%)
Commonwealth Bank of Australia	3,142,526	170,388
CSL Ltd.	807,075	142,333
BHP Group Ltd.	5,212,354	127,768
Westpac Banking Corp.	6,158,416	119,569
National Australia Bank Ltd.	5,018,950	98,518
Australia & New Zealand Banking Group Ltd.	5,040,973	92,639
Woolworths Group Ltd.	2,252,926	58,094
Wesfarmers Ltd.	2,018,834	55,467
Macquarie Group Ltd.	550,952	50,874
Transurban Group	4,788,098	49,040
Rio Tinto Ltd.	657,671	41,126
Woodside Petroleum Ltd.	1,664,650	36,894
Goodman Group	3,178,503	31,560
Newcrest Mining Ltd.	1,365,433	29,805
Amcor plc	2,899,562	27,764
Aristocrat Leisure Ltd.	1,143,892	24,943
Scentre Group	9,135,149	24,136
Brambles Ltd.	2,845,445	23,523
Insurance Australia Group Ltd.	4,126,456	22,609
Coles Group Ltd.	2,024,520	20,952
Suncorp Group Ltd.	2,248,248	20,874
QBE Insurance Group Ltd.	2,362,793	20,557
ASX Ltd.	345,161	19,592
Telstra Corp. Ltd.	7,419,685	17,870
Santos Ltd.	3,154,054	17,642
Fortescue Metals Group Ltd.	2,829,231	17,317
Origin Energy Ltd.	3,130,702	16,973
APA Group	2,111,120	16,957
Sonic Healthcare Ltd.	843,070	16,604
Dexus	1,945,285	16,042
AGL Energy Ltd.	1,166,455	15,923
South32 Ltd.	8,946,401	15,656
Treasury Wine Estates Ltd.	1,278,942	15,505
Mirvac Group	6,990,723	15,491
Cochlear Ltd.	100,508	14,663
Stockland	4,287,761	14,475
GPT Group	3,462,396	14,212
Aurizon Holdings Ltd.	3,389,002	13,787
James Hardie Industries plc	791,086	13,586
Lendlease Group	1,007,412	13,022
Sydney Airport	1,991,686	12,063
Oil Search Ltd.	2,366,087	11,677
Medibank Pvt Ltd.	4,926,338	11,482
Ramsay Health Care Ltd.	240,654	11,371
Tabcorp Holdings Ltd.	3,395,417	11,251
Orica Ltd.	677,935	10,714
Vicinity Centres	5,619,140	10,343
SEEK Ltd.	621,603	9,728
Computershare Ltd.	863,130	9,422
BlueScope Steel Ltd.	918,134	8,405
Caltex Australia Ltd.	446,541	8,394
Magellan Financial Group Ltd.	238,405	7,907
* Xero Ltd.	164,831	7,819
AMP Ltd.	6,029,018	7,618
Northern Star Resources Ltd.	1,102,414	7,473
Boral Ltd.	2,081,750	7,228
Alumina Ltd.	4,491,928	7,012
Incitec Pivot Ltd.	2,884,702	6,864
Atlas Arteria Ltd.	1,239,697	6,856
REA Group Ltd.	89,659	6,729
Coca-Cola Amatil Ltd.	918,968	6,449

1

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Charter Hall Group	821,290	6,399
	Bendigo & Adelaide Bank Ltd.	870,437	6,388
	Downer EDI Ltd.	1,064,551	5,921
*	Afterpay Touch Group Ltd.	290,694	5,771
	Challenger Ltd.	1,019,929	5,594
	Crown Resorts Ltd.	627,879	5,394
	Evolution Mining Ltd.	1,886,530	5,381
	Worley Ltd.	570,409	5,354
	Qantas Airways Ltd.	1,120,595	4,957
	Iluka Resources Ltd.	754,226	4,882
	Qube Holdings Ltd.	2,158,634	4,840
	Star Entertainment Grp Ltd.	1,488,488	4,826
	ALS Ltd.	865,484	4,813
	Orora Ltd.	2,186,671	4,661
	Ansell Ltd.	239,050	4,546
^	Bank of Queensland Ltd.	720,517	4,497
	AusNet Services	3,263,484	4,169
	OZ Minerals Ltd.	576,956	4,026
	CIMIC Group Ltd.	176,000	4,011
^	Domino’s Pizza Enterprises Ltd.	108,168	3,806
	Beach Energy Ltd.	2,103,280	3,308
	Metcash Ltd.	1,627,716	3,164
	IOOF Holdings Ltd.	618,914	3,147
	Shopping Centres Australasia Property Group	1,647,579	3,056
	Seven Group Holdings Ltd.	236,031	3,051
^	Harvey Norman Holdings Ltd.	1,055,772	2,979
	Flight Centre Travel Group Ltd.	100,886	2,964
	TPG Telecom Ltd.	642,136	2,894
	Whitehaven Coal Ltd.	1,226,980	2,791
^	WiseTech Global Ltd.	146,056	2,623
	CSR Ltd.	903,023	2,581
*	Vocus Group Ltd.	1,082,877	2,483
	Washington H Soul Pattinson & Co. Ltd.	157,802	2,359
*	Nufarm Ltd.	529,514	2,161
	Perpetual Ltd.	78,515	1,946
	Sims Metal Management Ltd.	288,184	1,855
	Adelaide Brighton Ltd.	811,033	1,723
^	Platinum Asset Management Ltd.	532,775	1,521
	Altium Ltd.	53,902	1,193
	Domain Holdings Australia Ltd.	408,442	891
*	Seven West Media Ltd.	9,524	3
			1,910,484
Austria (0.2%)
	Erste Group Bank AG	511,942	18,106
	OMV AG	251,340	14,694
	Verbund AG	118,689	6,430
	Raiffeisen Bank International AG	229,380	5,652
	ANDRITZ AG	124,680	5,606
	voestalpine AG	200,924	5,042
	Telekom Austria AG Class A	235,159	1,822
	Vienna Insurance Group AG Wiener Versicherung Gruppe	65,942	1,789
			59,141
Belgium (0.7%)
	Anheuser-Busch InBev SA	1,359,790	109,760
	KBC Group NV	488,345	34,338
	Ageas	331,370	19,110
	UCB SA	214,983	17,328
	Umicore SA	361,487	14,922
	Solvay SA Class A	122,965	13,370
	Groupe Bruxelles Lambert SA	129,225	12,982
	Proximus SADP	248,851	7,647
	Ackermans & van Haaren NV	40,338	6,184
	Sofina SA	27,599	6,107
*,^	Argenx SE	39,571	4,819

2

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Colruyt SA	86,473	4,810
*	Telenet Group Holding NV	83,402	4,098
			255,475
Brazil (2.0%)
	Itau Unibanco Holding SA ADR	6,660,261	60,142
	Banco Bradesco SA ADR	6,145,601	53,835
	Petroleo Brasileiro SA ADR Preference Shares	3,496,425	52,761
	B3 SA - Brasil Bolsa Balcao	3,555,129	42,887
*	Vale SA Class B ADR	3,283,451	38,548
*	Vale SA	2,857,155	33,626
	Itausa - Investimentos Itau SA Preference Shares	7,812,957	26,709
	Ambev SA ADR	4,513,293	19,452
	Petroleo Brasileiro SA	2,254,042	18,379
	Lojas Renner SA	1,410,421	17,848
	Banco do Brasil SA	1,480,386	17,774
	Petroleo Brasileiro SA	1,065,126	17,298
	Banco Bradesco SA	1,870,776	15,324
	IRB Brasil Resseguros S/A	1,487,856	14,020
	Ambev SA	3,190,340	13,826
	Itau Unibanco Holding SA Preference Shares	1,368,782	12,365
	JBS SA	1,737,674	12,258
	Magazine Luiza SA	1,071,200	11,923
*	Rumo SA	1,981,742	11,266
	Raia Drogasil SA	403,170	11,058
	Suzano SA	1,311,000	10,670
	Localiza Rent a Car SA	962,316	10,361
	BB Seguridade Participacoes SA	1,211,728	10,264
	Notre Dame Intermedica Participacoes SA	666,541	9,972
	Banco Bradesco SA Preference Shares	1,002,550	8,792
	Petrobras Distribuidora SA	1,223,533	8,628
*	BRF SA	943,962	8,358
	Cia de Saneamento Basico do Estado de Sao Paulo	605,717	8,249
	Banco Santander Brasil SA	702,600	8,244
	WEG SA	1,295,841	8,239
	CCR SA	1,989,079	8,154
	Petroleo Brasileiro SA Preference Shares	1,039,239	7,875
	Equatorial Energia SA	303,326	7,705
	Ultrapar Participacoes SA	1,513,274	7,120
	Banco BTG Pactual SA	429,905	6,963
	Lojas Americanas SA Preference Shares	1,370,400	6,831
	Cogna Educacao	2,644,892	6,377
	Telefonica Brasil SA Preference Shares	468,935	6,206
	Hypera SA	701,433	6,003
	BR Malls Participacoes SA	1,383,170	5,294
	Centrais Eletricas Brasileiras SA	530,799	5,236
	Natura Cosmeticos SA	660,862	5,135
	Klabin SA	1,274,084	5,026
	Sul America SA	400,512	4,823
	Centrais Eletricas Brasileiras SA Preference Shares	463,476	4,737
*	Azul SA Prior Preference Shares.	347,326	4,548
	Embraer SA ADR	260,246	4,520
	YDUQS Part	447,100	4,376
*	B2W Cia Digital	343,179	4,347
	Cosan SA	286,734	4,132
	Energisa SA	324,724	3,880
2	Hapvida Participacoes e Investimentos SA	268,015	3,762
	Cielo SA	1,982,276	3,737
	Telefonica Brasil SA ADR	265,237	3,493
	TIM Participacoes SA	1,212,530	3,453
	Engie Brasil Energia SA	294,210	3,320
	Multiplan Empreendimentos Imobiliarios SA	454,317	3,309
^	Gerdau SA ADR	976,446	3,213
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	151,930	3,144
	Gerdau SA Preference Shares	924,486	3,096

3

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Cia Energetica de Minas Gerais Preference Shares	893,265	3,040
	Bradespar SA Preference Shares	380,200	3,035
	Itau Unibanco Holding SA	389,931	3,031
	Atacadao SA	589,612	2,810
	CVC Brasil Operadora e Agencia de Viagens SA	207,000	2,644
	Cia Brasileira de Distribuicao ADR	127,955	2,638
	Transmissora Alianca de Energia Eletrica SA	363,844	2,620
	Cia Energetica de Minas Gerais ADR	733,720	2,465
	EDP - Energias do Brasil SA	507,745	2,402
	Fleury SA	366,200	2,324
	Porto Seguro SA	160,612	2,299
*	Alpargatas SA Preference Shares	309,500	2,102
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	347,296	2,041
	Banco do Estado do Rio Grande do Sul SA Preference Shares	341,200	1,902
	Cia Paranaense de Energia ADR	136,574	1,883
	Cia Siderurgica Nacional SA ADR	615,490	1,797
	Odontoprev SA	441,600	1,629
	Cia Siderurgica Nacional SA	512,600	1,508
	Braskem SA Preference Shares	202,500	1,399
	M Dias Branco SA	143,886	1,354
	Lojas Americanas SA	356,505	1,343
*	Via Varejo SA	641,700	1,187
	Sao Martinho SA	268,200	1,174
	Usinas Siderurgicas de Minas Gerais SA Preference Shares	647,500	1,172
	Embraer SA	254,700	1,113
	Grendene SA	407,600	1,013
	Braskem SA ADR	71,344	965
	Cia Paranaense de Energia	54,500	746
	Cia Energetica de Minas Gerais	175,319	654
	TIM Participacoes SA ADR	39,321	556
*	BRF SA ADR	50,677	444
	Cia Paranaense de Energia Preference Shares	29,900	415
	Sinotrans Ltd. Class A	313,000	186
	Smiles Fidelidade SA	3,130	29
	Itausa - Investimentos Itau SA	2,900	10
	AES Tiete Energia SA Preference Shares	3	—
			798,821
Canada (5.9%)
	Royal Bank of Canada	2,573,795	207,608
	Toronto-Dominion Bank	3,278,221	187,195
	Enbridge Inc. (XTSE)	3,472,926	126,487
	Bank of Nova Scotia	2,194,099	125,839
	Canadian National Railway Co. (Toronto Shares)	1,281,724	114,636
	Brookfield Asset Management Inc. Class A	1,568,965	86,757
	Bank of Montreal	1,137,414	84,199
	TC Energy Corp.	1,634,009	82,364
	Suncor Energy Inc.	2,769,160	82,333
	Canadian Imperial Bank of Commerce	791,552	67,496
	Manulife Financial Corp.	3,485,083	64,907
	Canadian Pacific Railway Ltd.	247,180	56,209
*	Shopify Inc. Class A	175,444	55,014
	Canadian Natural Resources Ltd.	2,078,569	52,410
	Nutrien Ltd.	1,013,282	48,475
	Sun Life Financial Inc.	1,054,145	47,293
	Alimentation Couche-Tard Inc. Class B	1,517,958	45,524
	Waste Connections Inc.	467,000	43,137
	Barrick Gold Corp. (XTSE)	2,037,497	35,394
	Constellation Software Inc.	35,675	35,234
*	CGI Inc.	431,772	33,562
	Franco-Nevada Corp.	326,596	31,690
	Fortis Inc.	761,301	31,629
	Pembina Pipeline Corp.	893,817	31,468
	National Bank of Canada	594,534	30,704
	Rogers Communications Inc. Class B	633,112	29,807

4

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Magna International Inc.	522,308	28,084
	Restaurant Brands International Inc.	424,792	27,792
	Agnico Eagle Mines Ltd.	416,789	25,616
	Intact Financial Corp.	247,046	25,491
	BCE Inc.	523,263	24,822
	Thomson Reuters Corp.	348,472	23,418
	Wheaton Precious Metals Corp.	793,183	22,234
	Fairfax Financial Holdings Ltd.	47,598	20,165
	Dollarama Inc.	557,908	18,769
	Metro Inc.	429,294	18,155
	Loblaw Cos. Ltd.	334,263	17,826
	Barrick Gold Corp. (XLON)	1,025,962	17,285
	Shaw Communications Inc. Class B	803,724	16,403
	Cenovus Energy Inc.	1,811,032	15,428
*	Bausch Health Cos. Inc.	618,909	15,385
	Power Corp. of Canada	620,869	14,368
	Teck Resources Ltd. Class B	895,455	14,155
	TELUS Corp.	349,034	12,415
^	Inter Pipeline Ltd.	722,654	12,131
	Saputo Inc.	390,332	11,321
^	Canadian Tire Corp. Ltd. Class A	103,912	11,202
	RioCan REIT	553,952	11,116
	Great-West Lifeco Inc.	456,205	11,094
2	Hydro One Ltd.	566,269	10,529
	Encana Corp.	2,622,791	10,275
	George Weston Ltd.	126,705	10,144
	Imperial Oil Ltd.	406,531	10,124
	Power Financial Corp.	403,213	9,429
	Canadian Utilities Ltd. Class A	213,761	6,234
*,^	Canopy Growth Corp.	277,105	5,540
	IGM Financial Inc.	150,184	4,238
	Husky Energy Inc.	528,261	3,690
	Enbridge Inc. (XNYS)	30,400	1,107
	Barrick Gold Corp. (XNYS)	23,670	411
	CI Financial Corp.	1,228	18
*	BlackBerry Ltd.	2,740	14
			2,323,799
Chile (0.2%)
	Enel Americas SA ADR	932,913	8,919
	Empresas COPEC SA	868,295	7,772
	SACI Falabella	1,256,855	6,393
	Banco de Chile	49,430,338	6,359
	Latam Airlines Group SA	547,808	6,058
	Banco Santander Chile ADR	224,119	5,430
	Empresas CMPC SA	1,995,356	4,561
	Banco de Credito e Inversiones SA	78,888	4,385
	Sociedad Quimica y Minera de Chile SA ADR	134,619	3,659
	Enel Americas SA	18,776,279	3,518
	Cencosud SA	2,434,131	3,302
	Parque Arauco SA	1,018,325	2,681
	Cia Cervecerias Unidas SA	265,975	2,650
	Aguas Andinas SA Class A	4,926,765	2,258
	Colbun SA	12,385,581	2,140
	Enel Chile SA	25,346,234	2,086
*	Empresa Nacional de Telecomunicaciones SA	247,591	1,937
	Itau CorpBanca	308,343,287	1,866
	Enel Chile SA ADR	380,187	1,578
	Banco Santander Chile	22,088,399	1,367
	Engie Energia Chile SA	869,081	1,290
	Plaza SA	511,407	1,083
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	40,117	1,070
	AES Gener SA	4,708,715	1,009
	Embotelladora Andina SA Preference Shares	341,518	983

5

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	SONDA SA	17,870	19
			84,373
China (8.1%)
*	Alibaba Group Holding Ltd. ADR	2,522,994	445,737
	Tencent Holdings Ltd.	10,123,801	410,651
	China Construction Bank Corp.	160,823,544	128,863
	Ping An Insurance Group Co. of China Ltd.	8,934,189	103,117
	Industrial & Commercial Bank of China Ltd.	140,442,640	100,612
	China Mobile Ltd.	9,464,567	76,916
*	Meituan Dianping Class B	6,035,113	71,988
	Bank of China Ltd.	137,464,788	56,056
*	Baidu Inc. ADR	493,776	50,291
*	JD.com Inc. ADR	1,423,865	44,353
	CNOOC Ltd.	28,495,400	42,408
	NetEase Inc. ADR	127,733	36,514
	China Life Insurance Co. Ltd.	13,403,341	34,469
	China Merchants Bank Co. Ltd.	6,837,320	32,609
*	New Oriental Education & Technology Group Inc. ADR	245,797	30,002
	China Petroleum & Chemical Corp.	46,543,284	26,473
*	TAL Education Group ADR	578,473	24,764
*	Ctrip.com International Ltd. ADR	739,554	24,398
	Agricultural Bank of China Ltd.	56,028,233	23,056
	China Overseas Land & Investment Ltd.	6,895,820	21,760
	ANTA Sports Products Ltd.	2,144,368	20,976
	China Resources Land Ltd.	4,810,214	20,457
	CSPC Pharmaceutical Group Ltd.	7,831,115	20,056
	Sunny Optical Technology Group Co. Ltd.	1,170,619	18,816
*,2	Xiaomi Corp. Class B	16,345,954	18,520
2	China Tower Corp. Ltd.	83,670,342	18,415
	Country Garden Holdings Co. Ltd.	13,234,756	18,373
	PetroChina Co. Ltd.	37,409,234	18,243
	Sunac China Holdings Ltd.	3,983,164	18,067
	Ping An Insurance Group Co. of China Ltd. Class A	1,445,900	18,062
	Shenzhou International Group Holdings Ltd.	1,288,915	17,811
	Sino Biopharmaceutical Ltd.	11,447,902	17,045
	China Pacific Insurance Group Co. Ltd.	4,638,095	16,828
	Geely Automobile Holdings Ltd.	8,756,610	16,569
	China Gas Holdings Ltd.	3,709,715	15,803
	ENN Energy Holdings Ltd.	1,359,712	15,512
	PICC Property & Casualty Co. Ltd.	12,152,594	15,379
	Kweichow Moutai Co. Ltd. Class A	91,500	15,323
	China Resources Beer Holdings Co. Ltd.	2,825,860	14,488
	ZTO Express Cayman Inc. ADR	587,686	12,929
	China Shenhua Energy Co. Ltd.	6,337,388	12,871
	Anhui Conch Cement Co. Ltd.	2,132,655	12,746
*,2	Wuxi Biologics Cayman Inc.	1,083,480	12,732
2	Longfor Group Holdings Ltd.	2,929,934	12,160
	CITIC Ltd.	8,924,275	11,740
	China Conch Venture Holdings Ltd.	2,949,369	11,541
	Guangdong Investment Ltd.	5,271,851	11,410
2	Postal Savings Bank of China Co. Ltd.	16,896,000	10,833
	China Telecom Corp. Ltd.	24,941,541	10,610
	China Unicom Hong Kong Ltd.	10,626,713	10,462
	China Vanke Co. Ltd.	2,851,798	10,399
	Li Ning Co. Ltd.	3,029,117	10,271
	Bank of Communications Co. Ltd.	13,989,925	9,554
*	China Evergrande Group	3,868,377	9,417
*	58.com Inc. ADR	174,875	9,235
	Hengan International Group Co. Ltd.	1,283,808	8,964
	China CITIC Bank Corp. Ltd.	15,453,362	8,958
*	Vipshop Holdings Ltd. ADR	762,075	8,794
	China Minsheng Banking Corp. Ltd.	12,466,733	8,720
	China Resources Gas Group Ltd.	1,442,547	8,698
*,^	Autohome Inc. ADR	99,518	8,415

6

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
*	BeiGene Ltd. ADR	58,904	8,149
*	Pinduoduo Inc. ADR	193,570	7,913
	Sinopharm Group Co. Ltd.	2,154,503	7,716
	CITIC Securities Co. Ltd.	4,127,490	7,573
	Country Garden Services Holdings Co. Ltd.	2,214,293	7,503
	Shimao Property Holdings Ltd.	2,114,128	7,083
	Huazhu Group Ltd. ADR	186,644	7,066
	China Jinmao Holdings Group Ltd.	10,392,005	6,909
	China Merchants Bank Co. Ltd. Class A	1,358,300	6,845
*	Alibaba Health Information Technology Ltd.	6,739,236	6,783
	Haitong Securities Co. Ltd.	6,252,193	6,383
	Haier Electronics Group Co. Ltd.	2,217,646	6,332
	China Communications Construction Co. Ltd.	8,249,026	6,280
	New China Life Insurance Co. Ltd.	1,615,338	6,269
2	People’s Insurance Co. Group of China Ltd.	14,748,161	6,212
	Momo Inc. ADR	178,952	5,998
	China Taiping Insurance Holdings Co. Ltd.	2,630,164	5,913
*,2	Innovent Biologics Inc.	1,938,179	5,904
	China National Building Material Co. Ltd.	6,968,272	5,873
	Guangzhou Automobile Group Co. Ltd.	5,755,847	5,749
^	BYD Co. Ltd.	1,224,855	5,745
	Brilliance China Automotive Holdings Ltd.	4,994,396	5,508
	Weichai Power Co. Ltd.	3,471,438	5,464
2	CGN Power Co. Ltd.	20,834,267	5,411
	Wuliangye Yibin Co. Ltd. Class A	288,000	5,391
	Fosun International Ltd.	4,113,135	5,378
	Beijing Enterprises Water Group Ltd.	9,840,280	5,129
	Dongfeng Motor Group Co. Ltd.	5,090,627	5,106
	China Everbright International Ltd.	6,585,362	4,977
	China Construction Bank Corp. Class A	4,774,600	4,944
	CRRC Corp. Ltd.	7,391,053	4,943
	Shandong Weigao Group Medical Polymer Co. Ltd.	4,130,328	4,742
	Yihai International Holding Ltd.	697,000	4,740
	Kunlun Energy Co. Ltd.	5,081,523	4,730
	WuXi AppTec Co. Ltd. Class A	351,660	4,697
2	Huatai Securities Co. Ltd.	3,134,775	4,660
^	Great Wall Motor Co. Ltd.	5,744,303	4,654
	China Oilfield Services Ltd.	3,308,300	4,606
*	Weibo Corp. ADR	93,369	4,593
*	YY Inc. ADR	78,463	4,460
	Beijing Enterprises Holdings Ltd.	945,481	4,452
	China Railway Group Ltd.	7,342,352	4,425
	China Resources Cement Holdings Ltd.	4,001,334	4,382
*	SINA Corp.	109,630	4,341
	China Resources Power Holdings Co. Ltd.	3,398,409	4,271
*,^	iQIYI Inc. ADR	237,272	4,136
*,2	3SBio Inc.	2,213,575	4,123
	China Railway Construction Corp. Ltd.	3,709,245	4,057
	Tsingtao Brewery Co. Ltd.	698,108	4,046
	Jiangsu Hengrui Medicine Co. Ltd. Class A	311,044	4,013
	Industrial Bank Co. Ltd. Class A	1,504,200	3,998
	CIFI Holdings Group Co. Ltd.	5,980,000	3,989
*	Alibaba Pictures Group Ltd.	23,938,648	3,926
*	ZTE Corp.	1,387,788	3,872
	TravelSky Technology Ltd.	1,691,703	3,856
	Huaneng Power International Inc.	7,993,982	3,797
	Yanzhou Coal Mining Co. Ltd.	3,700,246	3,754
	Zijin Mining Group Co. Ltd.	10,727,955	3,716
	Far East Horizon Ltd.	3,881,070	3,674
	Zhongsheng Group Holdings Ltd.	1,106,548	3,668
	Kingdee International Software Group Co. Ltd.	3,319,000	3,637
	Gree Electric Appliances Inc. of Zhuhai Class A	435,700	3,635
*	Genscript Biotech Corp.	1,506,000	3,608
*	Kingsoft Corp. Ltd.	1,526,944	3,514

7

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	China Merchants Port Holdings Co. Ltd.	2,246,031	3,512
2	China Galaxy Securities Co. Ltd.	6,841,777	3,489
	Agile Group Holdings Ltd.	2,577,637	3,474
	Huaneng Renewables Corp. Ltd.	9,063,075	3,460
	Zhuzhou CRRC Times Electric Co. Ltd.	927,909	3,443
	China Cinda Asset Management Co. Ltd.	16,585,693	3,441
	Agricultural Bank of China Ltd. Class A	6,650,600	3,439
	Shanghai Pudong Development Bank Co. Ltd. Class A	1,923,700	3,417
2	China International Capital Corp. Ltd.	1,873,526	3,416
	Kingboard Holdings Ltd.	1,267,548	3,378
*	GDS Holdings Ltd. ADR	79,600	3,318
	China Longyuan Power Group Corp. Ltd.	6,120,785	3,307
*	51job Inc. ADR	41,233	3,248
	Shenzhen International Holdings Ltd.	1,597,089	3,247
	Ping An Bank Co. Ltd. Class A	1,363,100	3,147
	Future Land Development Holdings Ltd.	2,970,000	3,130
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A	682,000	3,126
2	Haidilao International Holding Ltd.	643,000	3,113
	China Medical System Holdings Ltd.	2,223,715	3,016
	China Everbright Bank Co. Ltd.	6,515,872	2,998
	Jiangsu Expressway Co. Ltd.	2,244,544	2,982
	China State Construction International Holdings Ltd.	3,236,567	2,981
	Guangzhou R&F Properties Co. Ltd.	1,919,933	2,975
	Beijing Capital International Airport Co. Ltd.	3,108,557	2,944
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	1,026,746	2,898
	Shanghai Pharmaceuticals Holding Co. Ltd.	1,591,477	2,876
*	GF Securities Co. Ltd.	2,758,026	2,872
2	China Huarong Asset Management Co. Ltd.	19,394,874	2,863
	Air China Ltd.	3,242,115	2,862
2	China Resources Pharmaceutical Group Ltd.	3,075,000	2,840
	Logan Property Holdings Co. Ltd.	1,856,000	2,827
2	Fuyao Glass Industry Group Co. Ltd.	968,310	2,736
	Yangzijiang Shipbuilding Holdings Ltd.	3,876,745	2,714
	China Communications Services Corp. Ltd.	4,385,612	2,708
2	Guotai Junan Securities Co. Ltd.	1,723,200	2,633
2	Dali Foods Group Co. Ltd.	3,821,197	2,612
	China Hongqiao Group Ltd.	4,625,000	2,569
2	BAIC Motor Corp. Ltd.	4,120,192	2,556
	COSCO SHIPPING Ports Ltd.	3,219,985	2,532
	Jiangxi Copper Co. Ltd.	2,134,248	2,499
	Yuexiu Property Co. Ltd.	11,342,772	2,498
	China Yangtze Power Co. Ltd. Class A	980,179	2,487
	Nine Dragons Paper Holdings Ltd.	2,866,292	2,486
	Bosideng International Holdings Ltd.	4,799,541	2,482
	Haitian International Holdings Ltd.	1,018,063	2,402
	Shenzhen Investment Ltd.	5,870,281	2,311
	BYD Electronic International Co. Ltd.	1,343,500	2,307
^	China Molybdenum Co. Ltd.	7,319,571	2,307
	Industrial & Commercial Bank of China Ltd. Class A	2,741,300	2,301
	KWG Group Holdings Ltd.	2,279,409	2,295
	Shanghai Lujiazui Finance & Trade Zone Development	2,057,034	2,266
	Chongqing Rural Commercial Bank Co. Ltd.	4,221,070	2,253
	China Everbright Ltd.	1,500,465	2,223
	China Vanke Co. Ltd. Class A	586,900	2,210
^,2	Luye Pharma Group Ltd.	2,988,430	2,209
	Muyuan Foodstuff Co. Ltd. Class A	155,297	2,171
	AviChina Industry & Technology Co. Ltd.	4,548,954	2,149
	Luxshare Precision Industry Co. Ltd. Class A	464,289	2,094
	Zhejiang Expressway Co. Ltd.	2,551,267	2,089
^	Zhaojin Mining Industry Co. Ltd.	1,855,048	2,075
*,^,2	ZhongAn Online P&C Insurance Co. Ltd.	621,523	2,069
	Shandong Gold Mining Co. Ltd. Class A	449,236	2,042
	China Reinsurance Group Corp.	12,502,576	2,040
	SAIC Motor Corp. Ltd. Class A	608,192	2,030

8

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	China International Travel Service Corp. Ltd. Class A	156,690	2,010
	CITIC Securities Co. Ltd. Class A	648,021	1,995
*	Aluminum Corp. of China Ltd.	6,699,377	1,985
	China Traditional Chinese Medicine Holdings Co. Ltd.	4,353,794	1,944
*,^,2	Ping An Healthcare and Technology Co. Ltd.	282,900	1,935
	China Southern Airlines Co. Ltd.	3,139,017	1,932
	Sino-Ocean Group Holding Ltd.	5,227,754	1,922
	Sinopec Shanghai Petrochemical Co. Ltd.	6,920,331	1,911
	Anhui Gujing Distillery Co. Ltd. Class B	242,939	1,849
	Shenzhen Expressway Co. Ltd.	1,375,216	1,841
2	Legend Holdings Corp.	835,770	1,837
	Inner Mongolia Yitai Coal Co. Ltd. Class B	2,101,854	1,833
	China Aoyuan Group Ltd.	1,431,000	1,829
*,^	GOME Retail Holdings Ltd.	20,143,203	1,821
	China State Construction Engineering Corp. Ltd. Class A	2,404,700	1,791
	China Pacific Insurance Group Co. Ltd. Class A	363,600	1,780
	Sinotruk Hong Kong Ltd.	1,163,199	1,758
^,2	China Merchants Securities Co. Ltd.	1,548,200	1,753
2	China Railway Signal & Communication Corp. Ltd.	2,800,068	1,672
	Poly Developments and Holdings Group Co. Ltd. Class A	811,395	1,659
	Kingboard Laminates Holdings Ltd.	1,802,870	1,651
	China Power International Development Ltd.	7,885,691	1,647
	Bank of Ningbo Co. Ltd. Class A	426,400	1,635
	Zoomlion Heavy Industry Science and Technology Co.	2,192,481	1,609
*	COSCO SHIPPING Holdings Co. Ltd.	4,211,660	1,576
	Shanghai Industrial Holdings Ltd.	843,587	1,570
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	380,500	1,567
*,2	Tongcheng-Elong Holdings Ltd.	951,200	1,549
*	Tencent Music Entertainment Group ADR	111,490	1,543
	China Coal Energy Co. Ltd.	3,842,638	1,532
	Lee & Man Paper Manufacturing Ltd.	2,701,743	1,502
	Shanghai Electric Group Co. Ltd.	4,869,316	1,489
*,^,2	China Literature Ltd.	379,000	1,485
	Shanghai International Airport Co. Ltd. Class A	136,100	1,474
	Anhui Conch Cement Co. Ltd. Class A	246,100	1,474
2	Sinopec Engineering Group Co. Ltd.	2,562,381	1,464
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. L (XHKG)	455,398	1,440
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	99,500	1,422
	Xinjiang Goldwind Science & Technology Co. Ltd.	1,147,898	1,369
	Luzhou Laojiao Co. Ltd. Class A	109,700	1,357
*	China Eastern Airlines Corp. Ltd.	2,713,145	1,353
	Wanhua Chemical Group Co. Ltd. Class A	207,300	1,341
	Shanghai Baosight Software Co. Ltd. Class B	731,015	1,320
	China Shipbuilding Industry Co. Ltd. Class A	1,723,800	1,297
	China Agri-Industries Holdings Ltd.	3,934,447	1,296
	Poly Property Group Co. Ltd.	3,454,998	1,248
	China United Network Communications Ltd. Class A	1,430,300	1,246
	Huatai Securities Co. Ltd. Class A	497,400	1,231
	BBMG Corp.	4,289,760	1,228
^	Maanshan Iron & Steel Co. Ltd.	3,231,903	1,222
^	Greentown China Holdings Ltd.	1,314,020	1,212
	Sany Heavy Industry Co. Ltd. Class A	625,800	1,197
	Metallurgical Corp. of China Ltd.	5,643,562	1,195
	Aier Eye Hospital Group Co. Ltd. Class A	211,290	1,187
	Hualan Biological Engineering Inc. Class A	231,280	1,184
	Lao Feng Xiang Co. Ltd. Class B	356,921	1,183
	CRRC Corp. Ltd. Class A	1,153,300	1,179
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	437,196	1,162
	Bank of Shanghai Co. Ltd. Class A	871,512	1,155
2	CSC Financial Co. Ltd.	1,641,500	1,138
	China Everbright Bank Co. Ltd. Class A	1,828,726	1,127
2	Qingdao Port International Co. Ltd.	1,960,000	1,124
*	ZTE Corp. Class A	233,296	1,105
	Hopson Development Holdings Ltd.	1,144,475	1,103

9

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Huadian Power International Corp. Ltd.	2,928,361	1,097
	Health & Happiness H&H International Holdings Ltd.	275,376	1,090
	East Money Information Co. Ltd. Class A	514,200	1,088
	SOHO China Ltd.	3,172,994	1,083
	China Zhongwang Holdings Ltd.	2,564,676	1,065
	Beijing Tiantan Biological Products Corp. Ltd. Class A	279,100	1,063
	Chongqing Zhifei Biological Products Co. Ltd. Class A	153,400	1,058
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	85,564	1,052
	Sinotrans Ltd.	3,559,860	1,047
	New Hope Liuhe Co. Ltd. Class A	333,300	1,044
	LONGi Green Energy Technology Co. Ltd. Class A	313,300	1,015
	Datang International Power Generation Co. Ltd.	5,128,668	1,012
	Guangshen Railway Co. Ltd.	3,096,327	990
	China Merchants Securities Co. Ltd. Class A	414,898	968
^	Jiangxi Bank Co. Ltd.	1,653,000	968
	Yanlord Land Group Ltd.	1,089,100	967
	China CITIC Bank Corp. Ltd. Class A	1,107,835	964
*,^	CAR Inc.	1,160,492	947
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	2,810,364	947
	Haitong Securities Co. Ltd. Class A	469,100	939
	Suning.com Co. Ltd. Class A	625,800	937
	Sihuan Pharmaceutical Holdings Group Ltd.	7,128,000	934
	Huaxin Cement Co. Ltd. Class B	511,669	931
	Livzon Pharmaceutical Group Inc.	315,865	922
*	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	36,390	919
	Times China Holdings Ltd.	513,000	916
	Iflytek Co. Ltd. Class A	192,800	906
*	SF Holding Co. Ltd. Class A	160,895	905
	Walvax Biotechnology Co. Ltd. Class A	209,900	899
*	GCL-Poly Energy Holdings Ltd.	22,412,024	897
	Angang Steel Co. Ltd.	2,668,198	893
	Haier Smart Home Co. Ltd. Class A	389,596	885
	Changchun High & New Technology Industry Group Inc. Class A	13,491	872
	Yunnan Baiyao Group Co. Ltd. Class A	70,300	864
	COSCO SHIPPING Energy Transportation Co. Ltd.	2,007,196	863
	NARI Technology Co. Ltd. Class A	277,000	863
	Bank of Communications Co. Ltd. Class A	1,076,500	858
	Yonyou Network Technology Co. Ltd. Class A	202,394	849
	Huadian Fuxin Energy Corp. Ltd.	4,384,005	848
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	51,400	816
^	Jiayuan International Group Ltd.	2,022,000	809
	Yonghui Superstores Co. Ltd. Class A	678,597	804
	BOE Technology Group Co. Ltd. Class B	2,490,120	803
	Focus Media Information Technology Co. Ltd. Class A	942,900	803
2	Red Star Macalline Group Corp. Ltd.	998,680	800
	Yealink Network Technology Corp. Ltd. Class A	77,779	799
	Bank of Nanjing Co. Ltd. Class A	646,900	793
	China International Marine Containers Group Co. Ltd.	896,986	789
	Shenwan Hongyuan Group Co. Ltd. Class A	1,152,500	784
2	Orient Securities Co. Ltd.	1,397,600	781
	China Life Insurance Co. Ltd. Class A	164,300	780
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	516,138	778
	China BlueChemical Ltd.	3,179,895	774
	Hundsun Technologies Inc. Class A	71,460	773
	Huayu Automotive Systems Co. Ltd. Class A	214,569	765
	BYD Co. Ltd. Class A	124,400	757
	Dazhong Transportation Group Co. Ltd. Class B	1,641,948	740
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	58,400	737
*	Guangdong LY Intelligent Manufacturing Co. Ltd. Class A	500,400	724
	Seazen Holdings Co. Ltd. Class A	159,697	721
	China Fortune Land Development Co. Ltd. Class A	177,529	720
	Songcheng Performance Development Co. Ltd. Class A	169,400	712
	Bank of China Ltd. Class A	1,345,600	707
	COSCO SHIPPING Development Co. Ltd.	6,273,407	703

10

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Sanan Optoelectronics Co. Ltd. Class A	324,500	700
	GoerTek Inc. Class A	265,220	699
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	358,084	698
*,2	Meitu Inc.	3,155,000	698
	Gemdale Corp. Class A	401,600	679
	Bank of Beijing Co. Ltd. Class A	844,000	664
	Jinyu Bio-Technology Co. Ltd. Class A	226,500	662
	Wens Foodstuffs Group Co. Ltd.	115,400	660
	Guangdong Electric Power Development Co. Ltd. Class B	2,142,591	650
	New China Life Insurance Co. Ltd. Class A	95,200	644
	Baoshan Iron & Steel Co. Ltd. Class A	778,000	641
*	Foxconn Industrial Internet Co. Ltd. Class A	292,000	636
	Guosen Securities Co. Ltd. Class A	361,031	627
	China Machinery Engineering Corp.	1,583,516	624
	CSG Holding Co. Ltd. Class B	2,071,261	611
	Weichai Power Co. Ltd. Class A	369,600	606
	CIMC Enric Holdings Ltd.	1,114,225	603
	Shengyi Technology Co. Ltd. Class A	188,400	602
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	179,974	600
	Beijing SL Pharmaceutical Co. Ltd. Class A	325,350	596
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	325,215	596
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	38,597	595
	Founder Securities Co. Ltd. Class A	621,400	594
	Chongqing Changan Automobile Co. Ltd. Class B	1,438,751	592
	China South City Holdings Ltd.	5,066,311	587
	Shanghai International Port Group Co. Ltd. Class A	710,600	586
	Glodon Co. Ltd. Class A	128,100	581
	Industrial Securities Co. Ltd. Class A	635,500	576
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	570,300	570
*	Aluminum Corp. of China Ltd. Class A	1,179,600	568
	Zijin Mining Group Co. Ltd. Class A	1,175,300	566
*	Shenzhen Sunway Communication Co. Ltd. Class A	97,200	557
	Huaxia Bank Co. Ltd. Class A	523,198	557
	Boya Bio-pharmaceutical Group Co. Ltd. Class A	120,006	555
	Orient Securities Co. Ltd. Class A	388,992	552
	Weifu High-Technology Group Co. Ltd. Class B	347,462	549
*	Sinopec Oilfield Service Corp.	5,124,643	548
	Zhejiang Dahua Technology Co. Ltd. Class A	239,600	548
	Hangzhou Tigermed Consulting Co. Ltd. Class A	56,400	547
	Xinhua Winshare Publishing and Media Co. Ltd.	768,000	545
	Guotai Junan Securities Co. Ltd. Class A	222,700	539
*	China Enterprise Co. Ltd. Class A	818,650	538
	Zhejiang Yasha Decoration Co. Ltd. Class A	708,000	534
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	2,740,825	533
	Tongling Nonferrous Metals Group Co. Ltd. Class A	1,721,658	531
*,§,2	Tianhe Chemicals Group Ltd.	3,538,329	528
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	141,597	528
	Zhejiang Supor Co. Ltd. Class A	49,176	522
	Shandong Chenming Paper Holdings Ltd.	1,247,811	520
	Henan Shuanghui Investment & Development Co. Ltd. Class A	122,500	518
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	244,840	518
	Huaxin Cement Co. Ltd. Class A	187,800	514
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	491,037	513
	Contemporary Amperex Technology Co. Ltd. Class A	52,497	512
	Shandong Chenming Paper Holdings Ltd. Class B	1,279,650	512
*	Topchoice Medical Investment Corp. Class A	36,278	512
	Zoomlion Heavy Industry Science and Technology Co. Class A	615,800	511
	AVIC Jonhon Optronic Technology Co. Ltd. Class A	88,399	506
	BOE Technology Group Co. Ltd. Class A	999,200	506
	Changjiang Securities Co. Ltd. Class A	522,786	505
	Anhui Expressway Co. Ltd.	857,659	504
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. (Shanghai Shares)	367,921	503
	China Foods Ltd.	1,206,843	496
	Hithink RoyalFlush Information Network Co. Ltd. Class A	35,866	494

11

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Guangdong Haid Group Co. Ltd. Class A	102,400	494
	Aisino Corp. Class A	168,700	493
	Beijing Jingneng Clean Energy Co. Ltd.	2,736,885	485
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	425,300	481
	Zhejiang Longsheng Group Co. Ltd. Class A	244,300	480
*	TCL Corp. Class A	1,018,900	476
	Guangdong HEC Technology Holding Co. Ltd. Class A	448,453	475
	Everbright Securities Co. Ltd. Class A	291,300	474
	Zhejiang NHU Co. Ltd. Class A	163,500	470
	Jiangxi Zhengbang Technology Co. Ltd. Class A	196,181	469
*,^	HengTen Networks Group Ltd.	32,480,941	467
	Jinke Properties Group Co. Ltd. Class A	471,300	464
	SDIC Power Holdings Co. Ltd. Class A	390,400	462
	Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	308,400	462
*	Gigadevice Semiconductor Beijing Inc. Class A	21,200	462
*	Avary Holding Shenzhen Co. Ltd. Class A	73,400	460
*	Tianfeng Securities Co. Ltd. Class A	521,754	454
	Chaozhou Three-Circle Group Co. Ltd. Class A	169,500	452
	Sichuan Expressway Co. Ltd.	1,539,487	449
	Tangshan Jidong Cement Co. Ltd. Class A	226,000	448
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	131,790	447
	Fujian Sunner Development Co. Ltd. Class A	108,400	443
*	Pacific Securities Co. Ltd. China Class A	938,519	442
	China Jushi Co. Ltd. Class A	392,479	442
	GRG Banking Equipment Co. Ltd. Class A	328,787	441
	Zhongjin Gold Corp. Ltd. Class A	374,000	439
	SDIC Capital Co. Ltd. Class A	250,700	436
	Venustech Group Inc. Class A	92,800	435
*	COSCO SHIPPING Holdings Co. Ltd. Class A	660,200	432
	WUS Printed Circuit Kunshan Co. Ltd. Class A	140,400	432
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	299,700	428
	Lepu Medical Technology Beijing Co. Ltd. Class A	99,000	424
	Guoyuan Securities Co. Ltd. Class A	353,600	424
	China Greatwall Technology Group Co. Ltd. Class A	205,400	423
	Western Securities Co. Ltd. Class A	332,894	418
	Yangtze Optical Fibre and Cable Joint Stock Ltd. Class A	90,800	417
*,^	NIO Inc. ADR	286,700	416
*	Central China Securities Co. Ltd.	2,139,000	414
	Shanghai Construction Group Co. Ltd. Class A	851,600	413
	Daqin Railway Co. Ltd. Class A	378,800	411
*	GF Securities Co. Ltd. Class A	210,800	410
*	Eve Energy Co. Ltd. Class A	78,000	409
	Beijing Shunxin Agriculture Co. Ltd. Class A	62,895	406
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	248,600	406
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	686,334	405
	Hengli Petrochemical Co. Ltd. Class A	177,100	405
	G-bits Network Technology Xiamen Co. Ltd. Class A	10,600	405
	Hytera Communications Corp. Ltd. Class A	316,800	404
	Avic Capital Co. Ltd. Class A	610,600	396
	Yunda Holding Co. Ltd. Class A	84,593	395
	China Minsheng Banking Corp. Ltd. Class A	452,000	395
	Shenzhen Inovance Technology Co. Ltd. Class A	111,200	394
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	84,600	393
	Sealand Securities Co. Ltd. Class A	569,800	393
	Shaanxi Coal Industry Co. Ltd. Class A	330,000	393
	NAURA Technology Group Co. Ltd. Class A	39,100	393
	Hengtong Optic-electric Co. Ltd. Class A	188,093	392
	Unisplendour Corp. Ltd. Class A	93,798	391
	Tianma Microelectronics Co. Ltd. Class A	199,500	390
*	OFILM Group Co. Ltd. Class A	245,300	389
	Shanxi Securities Co. Ltd. Class A	350,300	387
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	149,400	387
*	Mango Excellent Media Co. Ltd. Class A	100,629	386
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	101,300	384

12

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Hefei Meiya Optoelectronic Technology Inc. Class A	73,700	382
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	944,700	381
	Huadong Medicine Co. Ltd. Class A	102,800	381
	Sinolink Securities Co. Ltd. Class A	312,800	378
	Northeast Securities Co. Ltd. Class A	324,100	377
*	Hanergy Thin Film Power Group Ltd.	14,742,000	377
	Tongwei Co. Ltd. Class A	208,100	375
	China National Software & Service Co. Ltd. Class A	38,300	374
*	Yunnan Copper Co. Ltd. Class A	250,300	373
	Beijing Shiji Information Technology Co. Ltd. Class A	71,953	372
	Southwest Securities Co. Ltd. Class A	586,400	371
	Jiangsu King’s Luck Brewery JSC Ltd. Class A	82,906	368
	Perfect World Co. Ltd. Class A	86,400	362
*	Ourpalm Co. Ltd. Class A	558,300	362
*	Jiangsu Changjiang Electronics Technology Co. Ltd. Class A	136,061	360
	Yango Group Co. Ltd. Class A	410,797	359
	STO Express Co. Ltd. Class A	122,399	358
	Grandjoy Holdings Group Co. Ltd. Class A	328,388	358
*	NanJi E-Commerce Co. Ltd. Class A	230,299	358
	Shanghai M&G Stationery Inc. Class A	50,300	357
*	GCL System Integration Technology Co. Ltd. Class A	391,600	357
	Beijing North Star Co. Ltd.	1,163,223	357
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	308,700	357
^	Dongfang Electric Corp. Ltd.	626,095	353
*	Montnets Rongxin Technology Group Co. Ltd. Class A	117,700	352
	Shenzhen Goodix Technology Co. Ltd. Class A	13,566	350
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	307,900	350
	Han’s Laser Technology Industry Group Co. Ltd. Class A	64,800	349
	Guangzhou Haige Communications Group Inc. Co. Class A	255,400	348
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	151,200	347
	China National Accord Medicines Corp. Ltd. Class B	96,685	346
	Shanghai Electric Power Co. Ltd. Class A	323,400	346
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A	54,494	345
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	47,497	343
	Sichuan Chuantou Energy Co. Ltd. Class A	250,200	343
	Beijing Enlight Media Co. Ltd. Class A	273,200	343
	Dongxing Securities Co. Ltd. Class A	220,092	340
	Zhejiang Crystal-Optech Co. Ltd. Class A	159,996	340
*	China Merchants Energy Shipping Co. Ltd. Class A	432,764	339
	Newland Digital Technology Co. Ltd. Class A	153,199	338
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A	189,197	338
*,^	Fullshare Holdings Ltd.	13,369,594	337
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	851,600	334
	360 Security Technology Inc. Class A	103,999	334
	Guangzhou Baiyun International Airport Co. Ltd. Class A	127,746	332
	Offshore Oil Engineering Co. Ltd. Class A	387,100	331
*	Fangda Carbon New Material Co. Ltd. Class A	218,083	331
*	Zhongji Innolight Co. Ltd. Class A	52,998	330
	China Shenhua Energy Co. Ltd. Class A	125,156	328
	XCMG Construction Machinery Co. Ltd. Class A	509,900	327
	Jiangxi Copper Co. Ltd. Class A	162,900	327
	Visual China Group Co. Ltd. Class A	113,800	323
	SooChow Securities Co. Ltd. Class A	250,400	323
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	842,160	323
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	118,174	321
	Ganfeng Lithium Co. Ltd. Class A	103,500	320
*	China Great Wall Securities Co. Ltd. Class A	189,500	320
*	Huaibei Mining Holdings Co. Ltd. Class A	238,000	319
	RiseSun Real Estate Development Co. Ltd. Class A	257,766	318
*	Hangzhou Lianluo Interactive Information Technology Co. Ltd. Class A	599,900	315
	Sunwoda Electronic Co. Ltd. Class A	160,000	313
	Inspur Electronic Information Industry Co. Ltd. Class A	83,500	312
	China Molybdenum Co. Ltd. Class A	645,800	312
*	Yunnan Tin Co. Ltd. Class A	221,500	311

13

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	136,877	311
*	CSSC Offshore and Marine Engineering Group Co. Ltd	410,873	310
	China National Nuclear Power Co. Ltd. Class A	425,600	306
	Dawning Information Industry Co. Ltd. Class A	64,200	304
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	55,018	304
	Yunnan Energy New Material Co. Ltd.	62,910	303
*	Western Mining Co. Ltd. Class A	385,400	303
	CSC Financial Co. Ltd. Class A	96,000	302
	Joyoung Co. Ltd. Class A	95,700	302
	GEM Co. Ltd. Class A	477,498	297
	Sichuan Swellfun Co. Ltd. Class A	39,200	296
*	BGI Genomics Co. Ltd.	35,091	293
	Shanghai Haixin Group Co. Class B	723,546	293
	NavInfo Co. Ltd. Class A	145,496	292
	Tunghsu Optoelectronic Technology Co. Ltd. Class A	428,600	290
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	66,397	289
*	Beijing Kunlun Tech Co. Ltd. Class A	151,600	287
	Huaan Securities Co. Ltd. Class A	320,200	286
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	295,732	286
	Jinduicheng Molybdenum Co. Ltd. Class A	281,500	286
	Zhengzhou Yutong Bus Co. Ltd. Class A	140,500	285
2	Everbright Securities Co. Ltd.	401,600	285
*	China Shipbuilding Industry Group Power Co. Ltd. Class A	95,336	284
	Chongqing Changan Automobile Co. Ltd. Class A	278,800	284
^,2	Yangtze Optical Fibre and Cable Joint Stock Ltd.	180,000	283
	Spring Airlines Co. Ltd. Class A	45,897	282
*	AVIC Shenyang Aircraft Co. Ltd. Class A	67,300	281
	Hangzhou Robam Appliances Co. Ltd. Class A	62,800	281
*	China Eastern Airlines Corp. Ltd. Class A	379,600	279
	Shanghai Bailian Group Co. Ltd. Class B	304,123	278
	Hongfa Technology Co. Ltd. Class A	76,800	276
*	Sangfor Technologies Inc. Class A	15,600	275
*	Jafron Biomedical Co. Ltd. Class A	27,600	274
	Zhejiang Hailiang Co. Ltd. Class A	193,600	271
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	64,800	271
	Wuhan Guide Infrared Co. Ltd. Class A	87,600	271
	Winning Health Technology Group Co. Ltd. Class A	114,000	270
	NSFOCUS Information Technology Co. Ltd. Class A	97,295	269
	Xiamen Tungsten Co. Ltd. Class A	149,299	269
	Shanghai Huayi Group Co. Ltd. Class B	421,647	269
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	281,640	267
*	Shennan Circuits Co. Ltd. Class A	12,599	266
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	320,400	266
*	Chongqing Brewery Co. Ltd. Class A	43,100	265
	Shenergy Co. Ltd. Class A	321,100	264
	BBMG Corp. Class A	569,000	263
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	118,496	262
	Zhejiang Huayou Cobalt Co. Ltd. Class A	75,300	262
	Shaanxi International Trust Co. Ltd. Class A	446,000	261
	BTG Hotels Group Co. Ltd. Class A	109,100	259
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	452,300	258
	Xinhu Zhongbao Co. Ltd. Class A	428,000	258
*	China Biologic Products Holdings Inc.	2,256	257
	China Grand Automotive Services Group Co. Ltd. Class A	498,797	256
	Huafa Industrial Co. Ltd. Zhuhai Class A	246,900	255
	HLA Corp. Ltd. Class A	233,660	255
*	Guangdong Golden Dragon Development Inc. Class A	136,800	253
	Shanghai Jahwa United Co. Ltd. Class A	53,400	251
	Tianqi Lithium Corp. Class A	70,200	250
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	81,700	250
	Zhejiang Chint Electrics Co. Ltd. Class A	76,693	248
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	97,700	245
*	Luenmei Quantum Co. Ltd. Class A	152,800	245
	Sichuan Road & Bridge Co. Ltd. Class A	532,100	245

14

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	128,400	244
	Hangzhou First Applied Material Co. Ltd. Class A	42,500	244
	China Petroleum & Chemical Corp. Class A	345,900	241
	Beijing New Building Materials plc Class A	88,896	240
*	Hangzhou Shunwang Technology Co. Ltd. Class A	90,500	240
	Ninestar Corp. Class A	60,325	239
	China Railway Hi-tech Industry Co. Ltd. Class A	166,600	239
	Laobaixing Pharmacy Chain JSC Class A	24,500	237
	Tongkun Group Co. Ltd. Class A	124,900	235
	Shanxi Lu’an Environmental Energy Development Co. Ltd. Class A	235,400	234
*	Siasun Robot & Automation Co. Ltd. Class A	116,720	234
	Thunder Software Technology Co. Ltd. Class A	42,000	232
	Anhui Gujing Distillery Co. Ltd. Class A	14,800	232
	Lomon Billions Group Co. Ltd. Class A	132,500	229
	Greattown Holdings Ltd. Class A	241,500	228
	Shenzhen Airport Co. Ltd. Class A	167,100	228
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	112,300	223
	Zhejiang Semir Garment Co. Ltd. Class A	141,200	223
	Guanghui Energy Co. Ltd. Class A	477,200	223
	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	125,700	222
*	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	76,691	220
	Global Top E-Commerce Co. Ltd. Class A	198,700	219
	Zhejiang Huace Film & TV Co. Ltd. Class A	240,100	218
	Luolai Lifestyle Technology Co. Ltd. Class A	170,000	218
	Hunan Gold Corp. Ltd. Class A	201,200	218
	Tianjin Capital Environmental Protection Group Co.	600,838	217
*	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	259,800	216
	Financial Street Holdings Co. Ltd. Class A	193,190	216
	Shenzhen Jinjia Group Co. Ltd. Class A	140,500	215
*	Easysight Supply Chain Management Co. Ltd. Class A	87,600	214
	Angel Yeast Co. Ltd. Class A	49,800	214
	China Railway Construction Corp. Ltd. Class A	159,900	213
*	Shandong Humon Smelting Co. Ltd. Class A	119,200	213
	Hesteel Co. Ltd. Class A	603,800	213
*	Ningbo Joyson Electronic Corp. Class A	101,300	211
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. L (XSSC)	43,900	211
	Dian Diagnostics Group Co. Ltd. Class A	69,400	210
	Shanghai AJ Group Co. Ltd. Class A	161,633	210
	Xiamen C & D Inc. Class A	174,200	210
	Dongfang Electric Corp. Ltd. Class A	166,084	208
*	Shenghe Resources Holding Co. Ltd. Class A	175,600	206
	Wangsu Science & Technology Co. Ltd. Class A	152,100	206
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	167,600	204
	Haisco Pharmaceutical Group Co. Ltd. Class A	69,000	204
	Westone Information Industry Inc. Class A	56,198	204
*	Anxin Trust Co. Ltd. Class A	342,398	204
*	Bank of Changsha Co. Ltd. Class A	162,400	204
	Beijing Dabeinong Technology Group Co. Ltd. Class A	296,100	203
*	Shanghai Putailai New Energy Technology Co. Ltd. Class A	26,500	203
	Tongding Interconnection Information Co. Ltd. Class A	208,500	202
	China TransInfo Technology Co. Ltd. Class A	80,400	200
	Lao Feng Xiang Co. Ltd. Class A	27,623	199
*	Guosheng Financial Holding Inc. Class A	123,900	197
	Caitong Securities Co. Ltd. Class A	139,600	197
	Leyard Optoelectronic Co. Ltd. Class A	209,000	197
	Shandong Nanshan Aluminum Co. Ltd. Class A	656,300	197
*	Beijing Shougang Co. Ltd. Class A	410,800	197
	Xinjiang Machinery Research Institute Co. Ltd. Class A	334,300	196
*	Kuang-Chi Technologies Co. Ltd. Class A	128,700	196
	CECEP Solar Energy Co. Ltd. Class A	417,380	196
	Gosuncn Technology Group Co. Ltd. Class A	235,400	195
	Zhejiang Juhua Co. Ltd. Class A	194,349	193
	Sichuan Languang Development Co. Ltd. Class A	212,100	193
	Foshan Electrical and Lighting Co. Ltd. Class B	532,374	191

15

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Qingdao TGOOD Electric Co. Ltd. Class A	82,200	190
*	DaShenLin Pharmaceutical Group Co. Ltd. Class A	24,100	189
	Shandong Sun Paper Industry JSC Ltd. Class A	162,000	188
	Shanghai Electric Group Co. Ltd. Class A	269,000	186
	Henan Senyuan Electric Co. Ltd. Class A	182,915	185
	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	57,400	184
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	396,470	183
	Anhui Anke Biotechnology Group Co. Ltd. Class A	80,800	182
	Holitech Technology Co. Ltd. Class A	239,800	180
	Shanghai Tunnel Engineering Co. Ltd. Class A	217,400	180
	Beijing Originwater Technology Co. Ltd. Class A	163,600	180
	Genimous Technology Co. Ltd. Class A	114,400	180
	Shenzhen Grandland Group Co. Ltd. Class A	274,900	179
*	Hang Zhou Great Star Industrial Co. Ltd. Class A	124,200	179
	Bengang Steel Plates Co. Ltd. Class B	720,900	178
	Macrolink Culturaltainment Development Co. Ltd. Class A	263,000	178
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	220,800	178
	China Film Co. Ltd. Class A	93,200	176
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	83,894	176
	Sansteel Minguang Co. Ltd. Fujian Class A	161,900	174
	Huaxi Securities Co. Ltd. Class A	127,200	172
	Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	213,500	172
*	Shanying International Holding Co. Ltd. Class A	391,600	172
*	Sinopec Oilfield Service Corp. Class A	543,200	171
	Xinyangfeng Agricultural Technology Co. Ltd. Class A	141,900	170
	Fujian Longking Co. Ltd. Class A	119,900	170
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	81,800	170
	China Oilfield Services Ltd. Class A	81,000	169
	Beijing North Star Co. Ltd. Class A	368,200	169
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	169,000	169
	Yintai Gold Co. Ltd. Class A	92,500	167
	CMST Development Co. Ltd. Class A	220,800	165
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	192,900	165
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	175,300	164
*	Hunan Valin Steel Co. Ltd. Class A	284,100	164
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	174,300	164
	Xiamen Meiya Pico Information Co. Ltd. Class A	68,800	163
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	295,900	163
	Sinochem International Corp. Class A	227,100	162
	Inner Mongolia First Machinery Group Co. Ltd. Class A	109,218	162
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	44,600	161
	Changsha Jingjia Microelectronics Co. Ltd. Class A	20,588	160
	Huagong Tech Co. Ltd. Class A	56,600	160
	China South Publishing & Media Group Co. Ltd. Class A	97,300	160
*	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	296,900	160
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	180,600	159
*	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	59,300	158
	Lens Technology Co. Ltd. Class A	84,300	158
	Bank of Jiangsu Co. Ltd. Class A	156,700	157
	COSCO SHIPPING Development Co. Ltd. Class A	444,000	157
	Greenland Holdings Corp. Ltd. Class A	161,000	156
	Ningbo Zhoushan Port Co. Ltd. Class A	297,900	156
	Suzhou Anjie Technology Co. Ltd. Class A	77,100	155
*	Youzu Interactive Co. Ltd. Class A	75,400	154
*	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	12,597	153
	Beijing Jingyuntong Technology Co. Ltd. Class A	358,822	153
	Wonders Information Co. Ltd. Class A	78,005	153
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	189,100	152
	Shenzhen Kaifa Technology Co. Ltd. Class A	105,200	152
	Sinoma Science & Technology Co. Ltd. Class A	114,000	151
	Maccura Biotechnology Co. Ltd. Class A	40,300	150
	Jizhong Energy Resources Co. Ltd. Class A	298,103	150
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	692,400	150
*	Beijing Jetsen Technology Co. Ltd. Class A	272,800	149

16

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Bank of Guiyang Co. Ltd. Class A	115,100	149
	CSG Smart Science&Technology Co. Ltd. Class A	100,100	149
	Jiangsu Zhongtian Technology Co. Ltd. Class A	131,100	149
	Rongsheng Petro Chemical Co. Ltd. Class A	95,300	149
	YTO Express Group Co. Ltd. Class A	83,200	148
*	Beijing Teamsun Technology Co. Ltd. Class A	91,200	148
*	Jiangsu Financial Leasing Co. Ltd. Class A	174,900	148
	Shanghai Industrial Development Co. Ltd. Class A	163,600	147
*	HyUnion Holding Co. Ltd. Class A	107,400	147
*	Shenzhen MTC Co. Ltd. Class A	349,946	147
	GD Power Development Co. Ltd. Class A	443,200	147
	AVIC Aircraft Co. Ltd. Class A	68,500	146
*	Datong Coal Industry Co. Ltd. Class A	246,691	146
	An Hui Wenergy Co. Ltd. Class A	224,010	146
*	Autobio Diagnostics Co. Ltd. Class A	10,100	145
	Chongqing Dima Industry Co. Ltd. Class A	318,300	145
*	Liaoning Cheng Da Co. Ltd. Class A	72,600	145
	Huadian Power International Corp. Ltd. Class A	286,500	143
	Eternal Asia Supply Chain Management Ltd. Class A	216,200	141
	Guoxuan High-Tech Co. Ltd.	81,000	141
	Bank of Qingdao Co. Ltd. Class A	167,600	141
	Bluedon Information Security Technology Co. Ltd. Class A	165,400	140
*	Nanjing Hanrui Cobalt Co. Ltd. Class A	17,600	140
	CCS Supply Chain Management Co. Ltd. Class A	135,500	139
	Oceanwide Holdings Co. Ltd. Class A	222,900	139
	Bank of Hangzhou Co. Ltd. Class A	108,400	139
	Yang Quan Coal Industry Group Co. Ltd. Class A	187,500	138
*	Xishui Strong Year Co. Ltd. Inner Mongolia Class A	115,600	138
	Sinoma International Engineering Co. Class A	162,300	138
	Wangfujing Group Co. Ltd. Class A	74,200	137
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	81,000	137
*	Keda Clean Energy Co. Ltd. Class A	241,900	136
	Jiangling Motors Corp. Ltd. Class B	163,283	135
*	Jiangxi Special Electric Motor Co. Ltd. Class A	274,800	135
	Jason Furniture Hangzhou Co. Ltd. Class A	26,700	135
	Henan Pinggao Electric Co. Ltd. Class A	137,000	134
	Zhejiang China Commodities City Group Co. Ltd. Class A	242,439	134
	Tian Di Science & Technology Co. Ltd. Class A	285,500	134
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	108,000	134
	China Coal Energy Co. Ltd. Class A	201,838	134
	Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A	175,000	134
*	Shandong Xinchao Energy Corp. Ltd. Class A	459,500	134
	Power Construction Corp. of China Ltd. Class A	208,600	132
	Oriental Pearl Group Co. Ltd. Class A	101,600	130
*	China Calxon Group Co. Ltd. Class A	134,500	129
	Beijing Tongrentang Co. Ltd. Class A	32,899	128
	China World Trade Center Co. Ltd. Class A	52,506	128
	Deppon Logistics Co. Ltd. Class A	73,700	128
*	Beijing Lanxum Technology Co. Ltd. Class A	90,300	128
	Shenzhen Aisidi Co. Ltd. Class A	152,200	128
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	38,500	127
*	Zotye Automobile Co. Ltd. Class A	311,500	126
	All Winner Technology Co. Ltd. Class A	35,700	126
	Tahoe Group Co. Ltd. Class A	154,100	126
	Ningbo Tuopu Group Co. Ltd. Class A	70,700	126
	Guangxi Liugong Machinery Co. Ltd. Class A	139,600	124
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	24,566	123
*	Yunnan Aluminium Co. Ltd. Class A	195,200	122
*	CPT Technology Group Co. Ltd. Class A	324,800	121
*	CSSC Offshore and Marine Engineering Group Co. Ltd Class A (XSSC)	54,300	120
*	Kingnet Network Co. Ltd. Class A	324,700	120
	Tasly Pharmaceutical Group Co. Ltd. Class A	57,596	120
	Hangzhou Century Co. Ltd. Class A	61,300	119
	China Galaxy Securities Co. Ltd. Class A	78,200	119

17

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
*	Nanjing Huadong Electronics Information & Technology Co. Ltd. Class A	408,500	118
	Yixintang Pharmaceutical Group Co. Ltd. Class A	33,900	117
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	155,300	117
	Shenzhen Energy Group Co. Ltd. Class A	133,200	116
	Hubei Energy Group Co. Ltd. Class A	200,004	116
	China Railway Tielong Container Logistics Co. Ltd. Class A	139,400	115
	Harbin Boshi Automation Co. Ltd. Class A	80,300	115
	Zhefu Holding Group Co. Ltd. Class A	189,600	115
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	253,384	114
	Tus Environmental Science And Technology Development Co. Ltd. Class A	92,900	114
	Zhejiang Wanliyang Co. Ltd. Class A	92,400	114
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	118,300	113
*	Changyuan Group Ltd. Class A	127,600	113
	MYS Group Co. Ltd.	131,300	113
	Huaneng Power International Inc. Class A	139,300	113
	Dong-E-E-Jiao Co. Ltd. Class A	22,400	112
	Do-Fluoride Chemicals Co. Ltd. Class A	68,800	110
	Beijing Capital Development Co. Ltd. Class A	93,613	109
	Zheshang Securities Co. Ltd. Class A	88,100	109
*	CITIC Guoan Information Industry Co. Ltd. Class A	222,100	109
	China Southern Airlines Co. Ltd. Class A	115,200	109
	Suofeiya Home Collection Co. Ltd. Class A	43,600	107
*	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	132,400	107
	Central China Securities Co. Ltd. Class A	155,400	107
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	150,200	107
	Sungrow Power Supply Co. Ltd. Class A	76,100	106
§	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	182,800	106
	FAW CAR Co. Ltd. Class A	89,400	105
	Zhejiang NetSun Co. Ltd. Class A	32,200	105
	Oppein Home Group Inc. Class A	6,673	105
*	Bilibili Inc. ADR	6,579	104
	Rainbow Department Store Co. Ltd. Class A	72,200	104
*	Beijing Philisense Technology Co. Ltd. Class A	171,800	104
	China Meheco Co. Ltd. Class A	55,500	103
	Bright Dairy & Food Co. Ltd. Class A	66,400	103
	Wolong Electric Group Co. Ltd. Class A	87,800	102
*	Shenzhen Fenda Technology Co. Ltd. Class A	176,100	102
	Xiamen ITG Group Corp. Ltd. Class A	98,700	102
	Chongqing Department Store Co. Ltd. Class A	25,100	101
	Jinzhou Port Co. Ltd. Class B	321,669	101
	AVIC Electromechanical Systems Co. Ltd. Class A	106,192	100
	China High Speed Railway Technology Co. Ltd. Class A	204,600	100
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	40,100	96
*	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	105,700	95
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	97,200	95
	Shandong Linglong Tyre Co. Ltd. Class A	31,900	95
*	Sou Yu Te Group Co. Ltd. Class A	294,500	95
*	Landing International Development Ltd.	836,400	95
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	35,400	94
	Wanxiang Qianchao Co. Ltd. Class A	130,100	94
	Opple Lighting Co. Ltd. Class A	25,300	93
	China Gezhouba Group Co. Ltd. Class A	113,800	93
	Ningbo Shanshan Co. Ltd. Class A	64,400	92
*	Loncin Motor Co. Ltd. Class A	182,400	92
	KingClean Electric Co. Ltd. Class A	30,400	92
*	Hybio Pharmaceutical Co. Ltd. Class A	108,700	91
	First Capital Securities Co. Ltd. Class A	96,000	91
	Jointown Pharmaceutical Group Co. Ltd. Class A	48,600	89
*	Zhongshan Broad Ocean Motor Co. Ltd. Class A	165,500	89
	Zhejiang Kaishan Compressor Co. Ltd. Class A	59,000	88
	Realcan Pharmaceutical Group Co. Ltd. Class A	84,900	87
	Valiant Co. Ltd. Class A	48,000	86
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	35,900	85
	Betta Pharmaceuticals Co. Ltd. Class A	11,100	85

18

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	136,100	83
	Shenzhen Huaqiang Industry Co. Ltd. Class A	41,800	82
	China National Medicines Corp. Ltd. Class A	23,000	82
	Shanghai Lujiazui Finance & Trade Zone Development (XSSC)	42,072	82
*	Harbin Pharmaceutical Group Co. Ltd. Class A	152,300	82
	China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd. Class A	140,500	81
	Avic Heavy Machinery Co. Ltd. Class A	62,700	81
	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	58,700	80
*	Zhejiang Satellite Petrochemical Co. Ltd. Class A	42,600	80
	China West Construction Group Co. Ltd. Class A	50,600	79
*	Huayi Brothers Media Corp. Class A	124,700	78
*	Huadian Energy Co. Ltd. Class B	666,595	77
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	84,300	77
	Guangxi Guiguan Electric Power Co. Ltd. Class A	118,500	75
	Shenzhen Infogem Technologies Co. Ltd. Class A	32,400	74
*	Hangzhou Hangyang Co. Ltd. Class A	44,600	73
*	Nanjing Securities Co. Ltd. Class A	60,200	69
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	46,800	68
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	23,100	67
	Shenzhen World Union Group Inc. Class A	133,200	66
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	20,000	66
*	JL Mag Rare-Earth Co. Ltd. Class A	13,000	65
	Tianjin Capital Environmental Protection Group Co. Class A (XSSC)	65,100	65
*	Beijing Ultrapower Software Co. Ltd. Class A	135,600	63
	Shanghai Environment Group Co. Ltd. Class A	39,800	63
	Qingdao Port International Co. Ltd. Class A	61,600	62
	Yifan Pharmaceutical Co. Ltd. Class A	33,200	61
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	48,000	60
	Jointo Energy Investment Co. Ltd. Hebei Class A	85,061	60
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	84,000	58
	Qingdao Hanhe Cable Co. Ltd. Class A	139,900	58
	Camel Group Co. Ltd. Class A	44,900	57
*	Dr Peng Telecom & Media Group Co. Ltd. Class A	61,700	57
	China Spacesat Co. Ltd. Class A	19,000	56
	Zhejiang Medicine Co. Ltd. Class A	34,300	55
	Wuchan Zhongda Group Co. Ltd. Class A	68,800	55
	Bank of Chengdu Co. Ltd. Class A	45,100	54
	Maanshan Iron & Steel Co. Ltd. Class A	139,200	53
	ORG Technology Co. Ltd. Class A	84,800	52
	China CYTS Tours Holding Co. Ltd. Class A	29,500	51
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	19,400	50
	Beijing Changjiu Logistics Corp. Class A	29,320	50
	Henan Zhongyuan Expressway Co. Ltd. Class A	84,600	50
	Anhui Kouzi Distillery Co. Ltd. Class A	7,200	50
*	Leo Group Co. Ltd. Class A	175,700	49
	Taiji Computer Corp. Ltd. Class A	10,400	47
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	10,400	47
*	Sogou Inc. ADR	8,900	46
	Zhejiang Runtu Co. Ltd. Class A	27,905	45
	AECC Aviation Power Co. Ltd. Class A	15,000	45
	Skyworth Digital Co. Ltd. Class A	30,800	44
	China Baoan Group Co. Ltd. Class A	66,400	43
	Heilongjiang Agriculture Co. Ltd. Class A	31,600	43
	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	89,400	42
	Luxi Chemical Group Co. Ltd. Class A	31,100	42
	Red Star Macalline Group Corp. Ltd. Class A	27,000	41
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	23,000	40
	Suning Universal Co. Ltd. Class A	71,223	38
*,^,2	Yixin Group Ltd.	152,500	36
	Zhejiang Yongtai Technology Co. Ltd. Class A	28,015	32
*	Rongan Property Co. Ltd. Class A	84,500	32
	Tibet Summit Resources Co. Ltd. Class A	21,800	31
	China Dili Group	90,635	28
	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	17,200	22

19

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
2	Shengjing Bank Co. Ltd.	11,632	8
*	Shanxi Zhangze Electric Power Co. Ltd. Class A	15,800	5
*	China Minsheng Financial Holding Corp. Ltd.	127,907	2
	Golden Eagle Retail Group Ltd.	928	1
*,^,§	China Huishan Dairy Holdings Co. Ltd.	5,503,795	—
*,§	Legend Holdings Corp. Rights	50,782	—
			3,156,105
Colombia (0.1%)
	Bancolombia SA ADR	206,811	10,729
	Bancolombia SA	463,669	5,638
	Ecopetrol SA	5,845,448	5,257
	Interconexion Electrica SA ESP	775,459	4,474
	Grupo de Inversiones Suramericana SA	435,392	4,406
	Grupo Aval Acciones y Valores Preference Shares	6,916,965	2,834
	Ecopetrol SA ADR	128,307	2,342
	Almacenes Exito SA	341,229	1,807
	Corp Financiera Colombiana SA	169,780	1,462
	Grupo de Inversiones Suramericana SA Preference Shares	157,045	1,439
	Bancolombia SA Preference Shares	11,063	144
	Grupo Aval Acciones y Valores SA ADR	600	5
	Cementos Argos SA	2,122	5
	Cementos Argos SA Preference Shares	503	1
			40,543
Czech Republic (0.0%)
	CEZ AS	288,272	6,576
	Komercni banka as	133,622	4,516
2	Moneta Money Bank AS	943,710	3,133
	O2 Czech Republic AS	79,201	747
			14,972
Denmark (1.2%)
	Novo Nordisk A/S Class B	2,928,041	161,009
	DSV PANALPINA A/S	366,892	35,658
	Coloplast A/S Class B	237,048	28,540
	Vestas Wind Systems A/S	340,016	27,700
	Carlsberg A/S Class B	187,639	26,424
2	Orsted A/S	266,449	23,387
*	Genmab A/S	99,327	21,703
	Novozymes A/S	373,198	17,592
	Danske Bank A/S	1,191,743	17,031
	AP Moller - Maersk A/S Class B	11,529	14,706
	Chr Hansen Holding A/S	182,432	14,006
	GN Store Nord A/S	230,612	10,145
	AP Moller - Maersk A/S Class A	7,506	9,017
	ISS A/S	329,248	8,620
	Pandora A/S	157,834	7,766
	Tryg A/S	217,844	6,089
*,^	Demant A/S	189,032	4,993
^	Ambu A/S Class B	294,441	4,629
	Jyske Bank A/S	116,678	3,881
	H Lundbeck A/S	107,809	3,684
	Rockwool International A/S Class B	11,364	2,234
*	Drilling Co. of 1972 A/S	38,737	2,187
			451,001
Egypt (0.0%)
	Commercial International Bank Egypt SAE	2,399,961	12,041
*	Eastern Co. SAE	1,778,143	1,775
	Egypt Kuwait Holding Co. SAE	758,841	1,054
	ElSewedy Electric Co.	1,263,180	1,052
	Talaat Moustafa Group	1,678,468	1,034
	Telecom Egypt Co.	582,348	416
			17,372
Finland (0.8%)
	Kone Oyj Class B	697,522	44,416

20

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Nordea Bank Abp (XSTO)	5,363,686	39,258
	Nokia Oyj	10,019,727	36,783
	Sampo Oyj Class A	874,904	35,854
	UPM-Kymmene Oyj	951,656	30,995
	Neste Oyj	740,798	26,767
	Fortum Oyj	777,226	18,994
	Elisa Oyj	254,801	13,920
	Stora Enso Oyj	1,014,633	13,182
	Wartsila Oyj Abp	815,147	8,612
	Orion Oyj Class B	183,758	8,152
	Kesko Oyj Class B	120,140	8,005
	Huhtamaki Oyj	167,685	7,765
	Metso Oyj	186,863	7,074
	Nokian Renkaat Oyj	245,446	7,015
	Nordea Bank Abp (XHEL)	254,379	1,862
			308,654
France (7.1%)
	TOTAL SA	4,254,335	224,922
	LVMH Moet Hennessy Louis Vuitton SE	439,773	187,810
	Sanofi	1,916,188	176,650
	Airbus SE	973,437	139,649
	BNP Paribas SA	1,910,455	99,841
^	Vinci SA	827,176	92,807
	Safran SA	581,536	92,111
	AXA SA	3,396,949	89,922
	Danone SA	1,058,873	87,719
	Schneider Electric SE	930,826	86,512
	EssilorLuxottica SA	518,972	79,245
	Kering SA	131,115	74,605
	Air Liquide SA	550,906	73,250
	Pernod Ricard SA	373,029	68,912
	L’Oreal SA Loyalty Line	190,657	55,684
	Orange SA	3,360,827	54,091
	Vivendi SA	1,444,455	40,225
	Hermes International	54,720	39,418
	L’Oreal SA	133,265	38,922
	Cie Generale des Etablissements Michelin SCA	311,852	37,971
	Legrand SA	480,232	37,518
	Societe Generale SA	1,290,238	36,693
	Air Liquide SA Loyalty Shares	269,842	35,879
	Dassault Systemes SE	236,070	35,854
	Cie de Saint-Gobain	859,454	35,004
	Capgemini SE	276,574	31,179
	L’Oreal SA Loyalty Line 2021	91,136	26,618
	Credit Agricole SA	2,038,798	26,603
	STMicroelectronics NV	1,126,996	25,579
	Peugeot SA	956,906	24,235
	Veolia Environnement SA	899,493	23,678
	Teleperformance	103,162	23,406
	Edenred	424,839	22,393
	Thales SA	176,592	17,264
	Engie	1,018,479	17,054
	Carrefour SA	1,000,323	17,031
	Renault SA	322,680	16,476
	Publicis Groupe SA	375,591	16,165
	Gecina SA	94,036	16,143
	TechnipFMC plc	793,926	15,806
	Bouygues SA	371,309	15,750
	Valeo SA	419,727	15,631
	Engie SA	922,974	15,455
	Accor SA	347,431	14,944
	Eiffage SA	133,790	14,370
	Alstom SA	325,680	14,090
	Getlink SE	813,492	13,627

21

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Arkema SA	127,207	13,018
	Atos SE	166,098	12,891
	Klepierre SA	343,809	12,816
	Bureau Veritas SA	492,630	12,595
	SES SA Class A	627,642	12,167
	Ingenico Group SA	110,932	11,862
	SCOR SE	268,031	11,305
*,2	Worldline SA	183,277	11,152
	Engie Loyalty Line 2021	619,484	10,373
	Suez	661,045	10,311
^	Eurofins Scientific SE	19,814	10,046
	Orpea	80,102	9,648
	Aeroports de Paris	50,452	9,596
	Sodexo SA	85,045	9,359
	Rubis SCA	157,328	9,123
*	Ubisoft Entertainment SA	153,036	9,044
	Covivio	79,847	9,043
2	Euronext NV	108,161	8,726
	Bollore SA	1,728,142	7,487
	Wendel SA	51,091	7,245
2	Amundi SA	100,041	7,150
	Natixis SA	1,498,450	6,884
	Sodexo SA Act. Port	61,750	6,795
	Rexel SA	538,588	6,677
	Ipsen SA	61,975	6,606
	Sartorius Stedim Biotech	42,835	6,417
^	Eutelsat Communications SA	334,755	6,350
	Eurazeo SE	87,728	6,122
	BioMerieux	73,834	6,046
	Faurecia SE	128,391	5,992
	Remy Cointreau SA	43,921	5,878
	Engie Loyalty Line 2020	345,434	5,784
	ICADE	57,891	5,672
	Dassault Aviation SA	4,027	5,594
	CNP Assurances	275,454	5,468
^	Casino Guichard Perrachon SA	95,988	5,182
	Lagardere SCA	208,738	4,664
	Iliad SA	42,472	4,402
*	Air France-KLM	345,900	4,123
	SEB SA Loyalty Line	23,594	3,585
	JCDecaux SA	128,744	3,519
	Societe BIC SA	45,296	3,146
	Electricite de France	283,900	2,933
	Electricite de France SA Loyalty Line 2021	279,349	2,886
	Cie Plastic Omnium SA	95,840	2,618
	L’Oreal SA Loyalty Line 2020	8,555	2,499
	Imerys SA	64,454	2,490
	SEB SA	15,209	2,311
2	ALD SA	143,357	2,033
	Electricite de France SA	176,560	1,824
*	SEB SA	9,289	1,412
	Electricite de France SA Loyalty Line	132,521	1,369
	Sodexo Prime Fidelity Loyalty Line 2020	8,591	945
	Sodexo Prime Fidelity	753	83
*	Adevinta ASA Class A Rights Exp. 11/12/2019	162,286	25
2	Elior Group SA	472	6
			2,798,008
Germany (5.8%)
	SAP SE	1,715,936	227,367
	Allianz SE	745,371	182,039
	Siemens AG	1,337,836	154,388
	Bayer AG	1,650,526	128,043
	BASF SE	1,617,288	122,946

22

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	adidas AG	345,663	106,855
	Deutsche Telekom AG	5,693,703	100,185
	Daimler AG	1,519,141	88,602
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	250,142	69,500
	Volkswagen AG Preference Shares	324,194	61,632
	Deutsche Post AG	1,736,230	61,507
	Deutsche Boerse AG	325,272	50,372
	Vonovia SE	928,799	49,464
	Bayerische Motoren Werke AG	568,435	43,528
	Infineon Technologies AG	2,203,288	42,675
	E.ON SE	3,821,467	38,538
	Fresenius SE & Co. KGaA	720,043	37,914
	Henkel AG & Co. KGaA Preference Shares	314,417	32,660
	RWE AG	1,014,193	30,907
	Merck KGaA	230,653	27,510
	Fresenius Medical Care AG & Co. KGaA	371,184	26,792
	Deutsche Bank AG	3,619,469	26,248
^	Wirecard AG	202,059	25,564
	Continental AG	190,806	25,557
	MTU Aero Engines AG	91,933	24,586
	Deutsche Wohnen SE	632,276	23,839
	Symrise AG Class A	225,561	21,678
	Beiersdorf AG	177,699	21,024
	Porsche Automobil Holding SE Preference Shares	272,000	20,028
	HeidelbergCement AG	267,349	19,821
	Hannover Rueck SE	107,880	19,117
	Henkel AG & Co. KGaA	169,945	16,352
2	Covestro AG	302,687	14,536
	Brenntag AG	279,231	13,995
	LEG Immobilien AG	114,039	13,099
2	Scout24 AG	195,356	12,110
	Sartorius AG Preference Shares	61,488	11,949
^	thyssenkrupp AG	824,730	11,761
*,2	Zalando SE	263,230	11,413
	Commerzbank AG	1,855,575	11,103
	Aroundtown SA	1,307,017	11,048
	Puma SE	146,440	11,018
	Uniper SE	347,418	10,828
*	QIAGEN NV	353,298	10,627
	Volkswagen AG	55,064	10,409
2	Siemens Healthineers AG	233,932	9,942
	LANXESS AG	150,150	9,757
	Rheinmetall AG	77,590	9,358
*,2	Delivery Hero SE	197,237	9,255
	GEA Group AG	298,505	9,117
	Knorr-Bremse AG	86,474	8,727
	KION Group AG	126,299	8,404
	Evonik Industries AG	299,411	7,891
	Deutsche Lufthansa AG	422,420	7,318
	Carl Zeiss Meditec AG	66,053	7,200
^	OSRAM Licht AG	158,234	7,083
	United Internet AG	204,096	6,161
	Bayerische Motoren Werke AG Preference Shares	95,803	5,897
	Axel Springer SE	80,382	5,626
	ProSiebenSat.1 Media SE	371,866	5,491
	Fraport AG Frankfurt Airport Services Worldwide	62,528	5,226
	Fuchs Petrolub SE Preference Shares	119,152	5,076
	METRO AG	306,094	4,998
	K&S AG	343,956	4,884
	HUGO BOSS AG	110,583	4,663
	HOCHTIEF AG	36,441	4,553
^	GRENKE AG	47,081	4,452
	Rational AG	5,807	4,418
	Hella GmbH & Co. KGaA	78,943	3,840

23

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Telefonica Deutschland Holding AG	1,161,999	3,690
2	Hapag-Lloyd AG	48,327	3,511
	Fielmann AG	45,285	3,493
	RTL Group SA	67,495	3,431
	Talanx AG	74,007	3,411
	Nemetschek SE	59,475	3,035
	TUI AG (XETR)	232,404	3,032
*,2	Rocket Internet SE	114,107	3,030
	FUCHS PETROLUB SE	68,140	2,745
^	1&1 Drillisch AG	81,981	2,196
	Wacker Chemie AG	26,823	2,101
	Suedzucker AG	142,966	2,057
2	DWS Group GmbH & Co. KGaA	63,133	2,041
			2,278,244
Greece (0.1%)
	Hellenic Telecommunications Organization SA	449,288	6,814
*	Alpha Bank AE	2,529,603	5,398
	Eurobank Ergasias SA	4,548,168	4,611
	OPAP SA	398,283	4,332
	JUMBO SA	185,215	3,608
*	National Bank of Greece SA	930,253	3,155
	Motor Oil Hellas Corinth Refineries SA	98,984	2,448
	Mytilineos SA	180,043	1,973
	Hellenic Petroleum SA	98,872	940
*,§	FF Group	60,219	322
			33,601
Hong Kong (2.6%)
	AIA Group Ltd.	21,417,652	213,282
	Hong Kong Exchanges & Clearing Ltd.	2,243,671	69,899
	CK Hutchison Holdings Ltd.	4,787,410	44,203
	Link REIT	3,765,960	41,017
	Sun Hung Kai Properties Ltd.	2,533,533	38,391
	Hong Kong & China Gas Co. Ltd.	17,614,685	34,188
	CK Asset Holdings Ltd.	4,805,074	33,432
	CLP Holdings Ltd.	2,928,863	30,418
	Hang Seng Bank Ltd.	1,297,466	27,072
	Galaxy Entertainment Group Ltd.	3,833,309	26,395
	BOC Hong Kong Holdings Ltd.	6,420,196	22,057
	Jardine Matheson Holdings Ltd.	379,892	21,658
	Sands China Ltd.	4,307,808	21,219
	China Mengniu Dairy Co. Ltd.	4,811,849	19,184
	Power Assets Holdings Ltd.	2,461,016	17,562
	Techtronic Industries Co. Ltd.	2,231,888	17,442
2	WH Group Ltd.	15,041,423	15,877
	New World Development Co. Ltd.	10,226,840	14,629
	MTR Corp. Ltd.	2,549,342	14,617
	Wharf Real Estate Investment Co. Ltd.	2,169,472	12,760
	Henderson Land Development Co. Ltd.	2,318,634	11,581
	Hongkong Land Holdings Ltd.	2,059,891	11,316
	Jardine Strategic Holdings Ltd.	324,547	10,480
	Lenovo Group Ltd.	13,402,802	9,344
	Wheelock & Co. Ltd.	1,462,113	9,043
	Swire Pacific Ltd. Class A	922,513	8,794
	Sino Land Co. Ltd.	5,706,374	8,530
	Want Want China Holdings Ltd.	9,957,382	8,388
	CK Infrastructure Holdings Ltd.	1,123,318	8,084
	AAC Technologies Holdings Inc.	1,237,949	8,011
	Hang Lung Properties Ltd.	3,621,742	7,961
	ASM Pacific Technology Ltd.	546,794	7,635
*,2	Budweiser Brewing Co. APAC Ltd.	2,055,400	7,515
*	Semiconductor Manufacturing International Corp.	5,437,417	6,907
	Swire Properties Ltd.	1,886,668	5,934
	Vitasoy International Holdings Ltd.	1,424,000	5,790
	Wynn Macau Ltd.	2,625,884	5,698

24

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Bank of East Asia Ltd.	2,259,715	5,443
	Wharf Holdings Ltd.	2,184,752	4,958
	NagaCorp Ltd.	2,684,000	4,877
2	Samsonite International SA	2,335,258	4,755
	Tingyi Cayman Islands Holding Corp.	3,362,119	4,473
	PCCW Ltd.	7,470,207	4,437
	Hysan Development Co. Ltd.	1,114,530	4,393
	Minth Group Ltd.	1,233,490	4,363
	Xinyi Glass Holdings Ltd.	3,616,685	4,066
	Sun Art Retail Group Ltd.	3,939,460	4,020
	Hang Lung Group Ltd.	1,529,967	3,832
	NWS Holdings Ltd.	2,511,043	3,737
	Melco International Development Ltd.	1,366,504	3,622
	Yue Yuen Industrial Holdings Ltd.	1,267,728	3,573
	SJM Holdings Ltd.	3,320,280	3,547
2	BOC Aviation Ltd.	372,300	3,498
	Kerry Properties Ltd.	1,066,665	3,449
	Xinyi Solar Holdings Ltd.	6,063,662	3,426
	Dairy Farm International Holdings Ltd.	543,100	3,273
	PRADA SPA	914,058	3,142
*	United Energy Group Ltd.	13,334,000	2,699
	VTech Holdings Ltd.	290,690	2,549
	Champion REIT	3,449,027	2,286
	Swire Pacific Ltd. Class B	1,540,000	2,274
	Uni-President China Holdings Ltd.	2,106,788	2,176
^	MGM China Holdings Ltd.	1,321,964	2,093
^	Shangri-La Asia Ltd.	1,909,232	1,960
	L’Occitane International SA	810,525	1,825
	Chow Tai Fook Jewellery Group Ltd.	1,829,392	1,645
	First Pacific Co. Ltd.	4,298,253	1,644
	Cafe de Coral Holdings Ltd.	591,108	1,613
	Kerry Logistics Network Ltd.	958,424	1,529
	Towngas China Co. Ltd.	1,831,806	1,412
	Nexteer Automotive Group Ltd.	1,506,000	1,404
	Shun Tak Holdings Ltd.	3,401,006	1,394
^	Cathay Pacific Airways Ltd.	1,034,672	1,322
	Shui On Land Ltd.	6,440,885	1,296
	Shougang Fushan Resources Group Ltd.	6,165,352	1,272
	Haitong International Securities Group Ltd.	4,104,736	1,190
	Li & Fung Ltd.	9,960,956	1,089
	Johnson Electric Holdings Ltd.	580,622	1,060
	Dah Sing Financial Holdings Ltd.	254,584	947
	Lifestyle International Holdings Ltd.	843,563	888
	Guotai Junan International Holdings Ltd.	5,238,228	880
	Dah Sing Banking Group Ltd.	663,244	858
	Television Broadcasts Ltd.	510,509	842
*,^	MMG Ltd.	3,920,000	816
	China Travel International Investment Hong Kong Ltd.	4,667,542	737
*,^	FIH Mobile Ltd.	4,937,762	703
2	FIT Hon Teng Ltd.	1,684,000	684
	Huabao International Holdings Ltd.	1,571,000	574
^	SA Sa International Holdings Ltd.	1,903,621	456
	Hutchison Telecommunications Hong Kong Holdings Ltd.	2,139,886	387
*	Macau Legend Development Ltd.	2,657,006	291
*,§	Brightoil Petroleum Holdings Ltd.	3,241,567	83
*	Esprit Holdings Ltd.	30,790	6
	Kingston Financial Group Ltd.	5,258	1
			1,002,082
Hungary (0.1%)
	OTP Bank Nyrt	409,619	18,890
	MOL Hungarian Oil & Gas plc	754,853	7,465
	Richter Gedeon Nyrt	250,880	4,651

25

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Magyar Telekom Telecommunications plc	791,047	1,179
			32,185
India (2.5%)
	Housing Development Finance Corp. Ltd.	3,085,571	92,604
2	Reliance Industries Ltd. GDR	1,538,447	63,093
	Infosys Ltd. ADR	5,678,216	54,454
	Reliance Industries Ltd.	2,528,342	52,112
	Tata Consultancy Services Ltd.	1,612,437	51,618
	Hindustan Unilever Ltd.	1,270,584	38,944
	Axis Bank Ltd.	3,486,267	36,122
	Maruti Suzuki India Ltd.	217,629	23,188
	ITC Ltd.	5,296,672	19,223
	Bajaj Finance Ltd.	311,828	17,683
	HCL Technologies Ltd.	976,490	16,012
	Bharti Airtel Ltd.	2,946,796	15,530
	Bharat Petroleum Corp. Ltd.	1,803,412	13,356
	Asian Paints Ltd.	519,778	13,249
	Larsen & Toubro Ltd.	609,747	12,651
*	State Bank of India GDR	290,177	12,559
	Sun Pharmaceutical Industries Ltd.	1,970,966	12,040
	UltraTech Cement Ltd.	188,563	11,012
	Oil & Natural Gas Corp. Ltd.	5,427,016	10,832
	Titan Co. Ltd.	548,966	10,299
	Infosys Ltd.	990,909	9,528
	Mahindra & Mahindra Ltd.	1,054,004	9,002
	Nestle India Ltd.	41,964	8,832
	Tech Mahindra Ltd.	834,702	8,691
	UPL Ltd.	975,792	8,200
	Bajaj Finserv Ltd.	69,766	7,996
	Indian Oil Corp. Ltd.	3,814,297	7,879
	Coal India Ltd.	2,629,750	7,682
	Eicher Motors Ltd.	24,121	7,648
	Wipro Ltd. ADR	1,878,625	7,477
	NTPC Ltd.	4,335,505	7,476
2	HDFC Life Insurance Co. Ltd.	822,105	7,250
	Godrej Consumer Products Ltd.	674,089	7,037
	Bajaj Auto Ltd.	153,326	7,013
	JSW Steel Ltd.	2,152,804	6,908
	Adani Ports & Special Economic Zone Ltd.	1,220,512	6,801
	Hero MotoCorp Ltd.	177,362	6,754
	Vedanta Ltd.	3,057,734	6,382
	Grasim Industries Ltd.	578,747	6,270
	Dabur India Ltd.	942,733	6,133
*,2	Avenue Supermarts Ltd. Class A	215,330	6,046
2	ICICI Lombard General Insurance Co. Ltd.	317,846	6,017
2	SBI Life Insurance Co. Ltd.	397,194	5,546
	Hindustan Petroleum Corp. Ltd.	1,107,501	5,063
	Shriram Transport Finance Co. Ltd.	307,698	4,932
*	United Spirits Ltd.	551,754	4,854
	Britannia Industries Ltd.	104,024	4,785
*	Tata Motors Ltd.	1,875,842	4,638
	Hindalco Industries Ltd.	1,693,077	4,476
	Pidilite Industries Ltd.	222,067	4,385
	Marico Ltd.	846,560	4,366
2	Bandhan Bank Ltd.	506,433	4,364
	Shree Cement Ltd.	15,350	4,303
	Lupin Ltd.	402,153	4,224
	Bharti Infratel Ltd.	1,536,394	4,106
2	ICICI Prudential Life Insurance Co. Ltd.	569,078	4,092
	Havells India Ltd.	413,668	4,030
	Ambuja Cements Ltd.	1,413,724	4,028
	Cipla Ltd.	597,973	3,934
	GAIL India Ltd.	1,954,840	3,781
	Siemens Ltd.	161,718	3,771

26

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Piramal Enterprises Ltd.	156,724	3,715
2	InterGlobe Aviation Ltd.	173,548	3,557
	Zee Entertainment Enterprises Ltd.	954,314	3,502
	Power Grid Corp. of India Ltd.	1,244,183	3,479
	Divi’s Laboratories Ltd.	136,924	3,385
	Page Industries Ltd.	9,068	3,288
	Petronet LNG Ltd.	808,612	3,263
	Aurobindo Pharma Ltd.	485,600	3,217
	Dr Reddy’s Laboratories Ltd.	80,356	3,155
	Info Edge India Ltd.	84,054	3,043
	Yes Bank Ltd.	3,061,658	3,032
	Motherson Sumi Systems Ltd.	1,742,354	3,017
	Berger Paints India Ltd.	401,967	2,982
	Container Corp. Of India Ltd.	355,591	2,946
	Tata Steel Ltd.	533,835	2,858
	Bosch Ltd.	12,984	2,798
	Federal Bank Ltd.	2,305,450	2,720
	Colgate-Palmolive India Ltd.	123,938	2,703
	LIC Housing Finance Ltd.	462,668	2,687
	Mahindra & Mahindra Financial Services Ltd.	534,208	2,653
	Wipro Ltd.	693,675	2,540
	Rajesh Exports Ltd.	258,864	2,475
	Dr Reddy’s Laboratories Ltd. ADR	62,480	2,446
	Bajaj Holdings & Investment Ltd.	45,821	2,368
	REC Ltd.	1,200,443	2,362
	Ashok Leyland Ltd.	2,158,200	2,333
*	IDFC First Bank Ltd.	3,690,150	2,320
	GlaxoSmithKline Consumer Healthcare Ltd.	17,417	2,262
2	RBL Bank Ltd.	515,412	2,250
	United Breweries Ltd.	123,667	2,226
2	HDFC Asset Management Co. Ltd.	52,197	2,200
	DLF Ltd.	824,343	2,126
	Bharat Forge Ltd.	322,361	2,059
	NMDC Ltd.	1,295,247	2,052
*	Future Retail Ltd.	377,291	2,028
	Mphasis Ltd.	139,175	1,864
*	Power Finance Corp. Ltd.	1,196,719	1,839
	ABB India Ltd.	87,581	1,799
*	Adani Transmission Ltd.	462,091	1,784
	Biocon Ltd.	511,578	1,774
	Torrent Pharmaceuticals Ltd.	69,899	1,749
	Kansai Nerolac Paints Ltd.	222,509	1,742
	ACC Ltd.	77,937	1,722
	Indiabulls Housing Finance Ltd.	586,307	1,701
*	Oracle Financial Services Software Ltd.	37,063	1,640
	MRF Ltd.	1,762	1,630
*	State Bank of India	365,914	1,609
	Bharat Electronics Ltd.	965,480	1,606
	Alkem Laboratories Ltd.	54,397	1,532
	Cadila Healthcare Ltd.	421,892	1,496
*	Adani Power Ltd.	1,602,077	1,489
	Tata Power Co. Ltd.	1,772,957	1,481
*	Bank of Baroda	1,009,163	1,380
	Muthoot Finance Ltd.	137,364	1,368
	NHPC Ltd.	4,122,098	1,365
*	Punjab National Bank	1,407,004	1,295
	Adani Enterprises Ltd.	456,749	1,283
	Castrol India Ltd.	574,257	1,232
*	Hindustan Zinc Ltd.	399,736	1,197
2	Larsen & Toubro Infotech Ltd.	48,530	1,178
	Voltas Ltd.	117,456	1,171
	Oil India Ltd.	483,289	1,169
	Bharat Heavy Electricals Ltd.	1,429,118	1,138
	L&T Finance Holdings Ltd.	824,926	1,110

27

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Sun TV Network Ltd.	145,168	1,079
*	Jindal Steel & Power Ltd.	652,354	1,067
	Glenmark Pharmaceuticals Ltd.	238,835	1,061
*	GMR Infrastructure Ltd.	3,241,205	948
	Exide Industries Ltd.	345,047	939
	Cummins India Ltd.	114,361	876
	TVS Motor Co. Ltd.	126,968	869
	Steel Authority of India Ltd.	1,667,461	859
	Emami Ltd.	184,958	853
	Dalmia Bharat Ltd.	74,034	846
*	Vodafone Idea Ltd.	14,700,378	806
	Gillette India Ltd.	7,010	800
	Torrent Power Ltd.	194,270	766
*	Tata Motors Ltd. Class A	641,015	738
*	Canara Bank	257,142	737
	Godrej Industries Ltd.	123,955	727
*	Godrej Properties Ltd.	49,101	689
*	Aditya Birla Capital Ltd.	573,727	661
	JSW Energy Ltd.	664,223	637
*	3M India Ltd.	1,935	613
	Tata Communications Ltd.	120,373	597
	Oberoi Realty Ltd.	75,439	538
*	Bank of India	486,144	487
*	Union Bank of India	419,664	339
	GlaxoSmithKline Pharmaceuticals Ltd.	13,393	314
*,§	Hemisphere Properties India Ltd.	120,373	275
	Mangalore Refinery & Petrochemicals Ltd.	335,742	258
	IDFC Ltd.	491,794	243
*	Wockhardt Ltd.	55,535	225
2	AU Small Finance Bank Ltd.	16,140	156
	Vakrangee Ltd.	105,596	53
*	Reliance Power Ltd.	920,386	43
	Great Eastern Shipping Co. Ltd.	1,326	6
*	CG Power and Industrial Solutions Ltd.	20,223	4
*	Reliance Communications Ltd.	16,839	—
			982,780
Indonesia (0.5%)
	Bank Central Asia Tbk PT	17,329,999	38,790
	Bank Rakyat Indonesia Persero Tbk PT	94,481,715	28,310
	Telekomunikasi Indonesia Persero Tbk PT	82,355,324	24,033
	Astra International Tbk PT	35,987,388	17,799
	Bank Mandiri Persero Tbk PT	33,243,772	16,618
	Bank Negara Indonesia Persero Tbk PT	13,407,987	7,319
	Unilever Indonesia Tbk PT	2,067,930	6,439
	Charoen Pokphand Indonesia Tbk PT	12,995,464	5,828
	Semen Indonesia Persero Tbk PT	5,251,949	4,737
	Indofood Sukses Makmur Tbk PT	7,878,905	4,318
	United Tractors Tbk PT	2,746,012	4,239
	Kalbe Farma Tbk PT	32,532,837	3,694
	Indofood CBP Sukses Makmur Tbk PT	4,138,884	3,427
	Indocement Tunggal Prakarsa Tbk PT	2,371,098	3,378
	Gudang Garam Tbk PT	838,686	3,349
	Perusahaan Gas Negara Tbk PT	18,637,246	2,797
	Indah Kiat Pulp & Paper Corp. Tbk PT	4,739,500	2,453
	Hanjaya Mandala Sampoerna Tbk PT	15,717,400	2,383
	Barito Pacific Tbk PT	32,781,900	2,219
	Adaro Energy Tbk PT	21,969,963	2,048
*	XL Axiata Tbk PT	6,217,150	1,568
	Tower Bersama Infrastructure Tbk PT	3,324,365	1,498
	Jasa Marga Persero Tbk PT	3,751,819	1,456
*	Bumi Serpong Damai Tbk PT	12,776,740	1,287
	Bukit Asam Tbk PT	6,907,955	1,106
	Matahari Department Store Tbk PT	4,043,500	1,048
*	Vale Indonesia Tbk PT	3,299,862	871

28

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Surya Citra Media Tbk PT	9,572,279	832
	Media Nusantara Citra Tbk PT	8,802,166	824
	Astra Agro Lestari Tbk PT	680,225	554
	Bank Danamon Indonesia Tbk PT	1,024,127	306
*	Smartfren Telecom Tbk PT	24,473,900	260
			195,788
Ireland (0.2%)
	Kerry Group plc Class A	256,639	31,019
	Kingspan Group plc	266,436	13,803
	Bank of Ireland Group plc	1,586,624	7,648
	AIB Group plc	1,397,709	4,482
	Glanbia plc	351,291	3,918
	CRH plc. (XDUB)	70,822	2,578
*,§	Irish Bank Resolution Corp. Ltd.	236,607	—
			63,448
Israel (0.3%)
	Bank Leumi Le-Israel BM	2,669,126	19,443
*	Nice Ltd.	111,019	17,512
	Bank Hapoalim BM	1,949,884	15,606
*	Teva Pharmaceutical Industries Ltd.	1,660,833	13,605
	Israel Discount Bank Ltd. Class A	2,102,254	9,607
	Elbit Systems Ltd.	42,313	6,937
	Mizrahi Tefahot Bank Ltd.	229,917	5,704
	Israel Chemicals Ltd.	1,232,817	5,480
	Azrieli Group Ltd.	64,176	4,947
*	Tower Semiconductor Ltd.	187,355	4,141
	Paz Oil Co. Ltd.	18,650	2,860
	First International Bank Of Israel Ltd.	96,245	2,642
	Alony Hetz Properties & Investments Ltd.	172,919	2,496
*	Bezeq The Israeli Telecommunication Corp. Ltd.	3,595,438	2,372
*	Airport City Ltd.	123,594	2,334
	Strauss Group Ltd.	69,242	2,097
	Melisron Ltd.	27,271	1,654
	Harel Insurance Investments & Financial Services Ltd.	200,671	1,605
	Gazit-Globe Ltd.	155,402	1,566
	Amot Investments Ltd.	209,336	1,474
	Oil Refineries Ltd.	2,571,477	1,320
	Phoenix Holdings Ltd.	214,039	1,306
	Shufersal Ltd.	189,490	1,281
*	Israel Corp. Ltd.	6,309	1,204
	Delek Group Ltd.	9,219	1,152
*	Teva Pharmaceutical Industries Ltd. ADR	71,278	581
	Migdal Insurance & Financial Holding Ltd.	528,473	548
	Shikun & Binui Ltd.	4,387	17
			131,491
Italy (1.7%)
	Enel SPA	13,799,991	106,956
	Eni SPA	4,461,676	67,689
	Intesa Sanpaolo SPA (Registered)	26,727,576	66,975
	UniCredit SPA	3,972,363	50,398
	Assicurazioni Generali SPA	2,296,676	46,571
	Ferrari NV	222,450	35,627
	Fiat Chrysler Automobiles NV	1,952,753	30,305
	Atlantia SPA	946,768	23,391
	Snam SPA	4,078,013	20,936
	CNH Industrial NV	1,736,300	18,905
	Terna Rete Elettrica Nazionale SPA	2,555,407	16,890
	Mediobanca Banca di Credito Finanziario SPA	1,296,881	15,422
	EXOR NV	187,647	14,386
	Moncler SPA	326,389	12,595
	FinecoBank Banca Fineco SPA	1,093,789	12,331
*	Telecom Italia SPA (Registered)	19,965,687	11,686
	Prysmian SPA	452,566	10,469

29

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
2	Poste Italiane SPA	818,005	9,936
	Davide Campari-Milano SPA	998,692	9,160
	Leonardo SPA	686,592	7,977
	Recordati SPA	171,421	7,204
	Tenaris SA	651,675	6,611
*,^	Banco BPM SPA	2,693,492	6,131
	Hera SPA	1,422,368	6,093
	Telecom Italia SPA (Bearer)	9,413,024	5,448
	A2A SPA	2,713,773	5,448
	Unione di Banche Italiane SPA	1,717,892	5,233
	Italgas SPA	786,882	5,066
*	Saipem SPA	1,008,971	4,580
	DiaSorin SPA	40,482	4,564
2	Pirelli & C SPA	774,014	4,475
	Banca Mediolanum SPA	481,066	4,125
	UnipolSai Assicurazioni SPA	1,041,932	2,908
	Buzzi Unicem SPA	120,430	2,906
	Salvatore Ferragamo SPA	120,546	2,255
	Amplifon SPA	80,467	2,024
*,^	Mediaset SPA	562,522	1,682
	Buzzi Unicem SPA Saving Shares	62,106	952
			666,310
Japan (17.4%)
	Toyota Motor Corp.	4,401,891	305,407
	Sony Corp.	2,211,890	134,636
	Mitsubishi UFJ Financial Group Inc.	21,980,459	113,953
	SoftBank Group Corp.	2,861,236	110,061
	Keyence Corp.	159,658	100,951
	Takeda Pharmaceutical Co. Ltd.	2,432,879	87,907
	KDDI Corp.	3,053,064	84,482
	Honda Motor Co. Ltd.	3,050,629	82,532
	Sumitomo Mitsui Financial Group Inc.	2,293,830	81,438
	Shin-Etsu Chemical Co. Ltd.	704,601	78,564
	Daiichi Sankyo Co. Ltd.	1,125,261	73,990
	Recruit Holdings Co. Ltd.	2,221,861	73,841
	Mizuho Financial Group Inc.	44,940,058	69,768
	Nintendo Co. Ltd.	190,069	69,715
	FANUC Corp.	346,917	68,429
	Kao Corp.	831,179	66,826
	Daikin Industries Ltd.	468,771	65,609
	Central Japan Railway Co.	317,549	65,140
	Tokio Marine Holdings Inc.	1,168,541	63,178
	Hitachi Ltd.	1,641,491	61,264
	Nidec Corp.	412,355	60,709
	Hoya Corp.	653,226	57,730
	East Japan Railway Co.	632,016	57,375
	Astellas Pharma Inc.	3,333,178	57,206
	Shiseido Co. Ltd.	686,055	56,564
	Fast Retailing Co. Ltd.	91,185	56,233
	Mitsubishi Corp.	2,205,263	56,090
	NTT DOCOMO Inc.	2,032,445	55,720
	Murata Manufacturing Co. Ltd.	1,009,295	54,954
	Tokyo Electron Ltd.	268,120	54,321
	Nippon Telegraph & Telephone Corp.	1,089,085	54,065
	Seven & i Holdings Co. Ltd.	1,359,819	51,374
	Mitsui & Co. Ltd.	2,964,833	50,918
	ITOCHU Corp.	2,394,865	50,072
	Mitsubishi Electric Corp.	3,485,900	49,805
	Canon Inc.	1,810,588	49,682
	Oriental Land Co. Ltd.	335,976	49,254
	Japan Tobacco Inc.	2,083,267	47,087
	SMC Corp.	101,338	43,782
	Bridgestone Corp.	1,031,142	42,844
	Mitsui Fudosan Co. Ltd.	1,671,046	42,750

30

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

	Shares	Market Value ($000)
Mitsubishi Estate Co. Ltd.	2,101,561	40,803
Daiwa House Industry Co. Ltd.	1,150,882	39,619
Softbank Corp.	2,828,527	38,800
Komatsu Ltd.	1,613,011	37,769
Terumo Corp.	1,152,274	37,606
Denso Corp.	790,799	36,717
Kyocera Corp.	550,659	36,127
Suzuki Motor Corp.	757,775	35,778
ORIX Corp.	2,273,153	35,722
Eisai Co. Ltd.	467,202	33,820
Asahi Group Holdings Ltd.	672,586	33,681
Chugai Pharmaceutical Co. Ltd.	386,364	32,515
Secom Co. Ltd.	344,606	31,932
Sumitomo Corp.	1,959,845	31,833
Panasonic Corp.	3,762,870	31,625
Kubota Corp.	1,971,187	31,309
Dai-ichi Life Holdings Inc.	1,907,011	31,083
Subaru Corp.	1,082,638	31,026
Otsuka Holdings Co. Ltd.	740,816	30,885
Fujitsu Ltd.	340,907	30,214
Kirin Holdings Co. Ltd.	1,421,006	30,146
Shionogi & Co. Ltd.	499,043	29,954
Toshiba Corp.	873,521	29,871
FUJIFILM Holdings Corp.	646,005	28,361
MS&AD Insurance Group Holdings Inc.	876,412	28,300
West Japan Railway Co.	321,371	27,924
Olympus Corp.	1,995,076	27,146
Nomura Holdings Inc.	5,805,523	26,386
Sumitomo Realty & Development Co. Ltd.	705,862	25,622
JXTG Holdings Inc.	5,421,935	25,343
Aeon Co. Ltd.	1,245,386	25,058
Asahi Kasei Corp.	2,180,729	24,209
Sompo Holdings Inc.	604,867	23,775
Sumitomo Mitsui Trust Holdings Inc.	650,854	23,721
Unicharm Corp.	676,757	22,936
Shimano Inc.	137,162	22,831
Sekisui House Ltd.	1,038,461	22,394
Sysmex Corp.	335,290	21,877
Nissan Motor Co. Ltd.	3,383,139	21,350
Bandai Namco Holdings Inc.	346,034	21,277
Japan Post Holdings Co. Ltd.	2,315,054	21,250
Nippon Steel Corp.	1,447,357	21,125
TDK Corp.	213,854	21,102
Mitsubishi Heavy Industries Ltd.	509,127	20,604
Nitori Holdings Co. Ltd.	132,743	20,205
Omron Corp.	339,025	19,834
Toray Industries Inc.	2,701,152	19,089
Marubeni Corp.	2,694,603	18,965
Chubu Electric Power Co. Inc.	1,233,197	18,501
Tokyo Gas Co. Ltd.	751,766	18,351
M3 Inc.	750,556	17,986
Yaskawa Electric Corp.	464,894	17,684
NEC Corp.	445,886	17,671
Sumitomo Electric Industries Ltd.	1,270,996	17,430
Kintetsu Group Holdings Co. Ltd.	317,394	17,300
MEIJI Holdings Co. Ltd.	239,844	17,287
Mitsubishi Chemical Holdings Corp.	2,238,812	17,062
Resona Holdings Inc.	3,868,575	16,823
Toyota Industries Corp.	277,160	16,630
Ajinomoto Co. Inc.	871,280	16,565
Tokyu Corp.	870,422	16,463
Advantest Corp.	352,412	16,038
Japan Exchange Group Inc.	961,885	15,879
Kikkoman Corp.	326,148	15,689

31

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Hankyu Hanshin Holdings Inc.	388,588	15,550
	Daito Trust Construction Co. Ltd.	116,077	15,383
	Nitto Denko Corp.	273,554	15,135
	Nippon Paint Holdings Co. Ltd.	275,369	14,997
	Obic Co. Ltd.	119,411	14,951
	Kansai Electric Power Co. Inc.	1,279,453	14,926
	Inpex Corp.	1,607,978	14,865
	NTT Data Corp.	1,124,490	14,766
	Ono Pharmaceutical Co. Ltd.	780,924	14,710
	Makita Corp.	431,624	14,516
	Pan Pacific International Holdings Corp.	911,088	14,342
	Sumitomo Metal Mining Co. Ltd.	422,885	14,145
	Taisei Corp.	358,557	14,139
	Dentsu Inc.	393,995	14,085
	MINEBEA MITSUMI Inc.	740,527	14,064
	Dai Nippon Printing Co. Ltd.	525,151	14,026
	Osaka Gas Co. Ltd.	699,554	13,680
	Rakuten Inc.	1,418,139	13,520
	Toyota Tsusho Corp.	391,314	13,500
	Odakyu Electric Railway Co. Ltd.	542,032	13,194
	Yamaha Corp.	281,435	13,106
	Z Holdings Corp.	4,202,101	12,937
	Shimadzu Corp.	481,202	12,851
	Keio Corp.	205,120	12,689
*	Tokyo Electric Power Co. Holdings Inc.	2,707,949	12,541
	MISUMI Group Inc.	497,767	12,513
	Rohm Co. Ltd.	157,154	12,451
	Obayashi Corp.	1,208,615	12,438
	Yakult Honsha Co. Ltd.	216,208	12,391
	Daiwa Securities Group Inc.	2,753,667	12,377
	Idemitsu Kosan Co. Ltd.	417,646	12,277
	Sumitomo Chemical Co. Ltd.	2,659,105	12,164
	Tobu Railway Co. Ltd.	359,832	12,008
	Aisin Seiki Co. Ltd.	294,878	11,769
	JFE Holdings Inc.	906,793	11,342
	Santen Pharmaceutical Co. Ltd.	638,602	11,312
	AGC Inc.	321,472	11,303
	Kajima Corp.	815,324	11,205
	Sekisui Chemical Co. Ltd.	636,189	11,092
	Nagoya Railroad Co. Ltd.	344,001	10,935
	Disco Corp.	49,768	10,861
	Ricoh Co. Ltd.	1,214,579	10,817
	T&D Holdings Inc.	951,538	10,598
	Yamato Holdings Co. Ltd.	631,861	10,598
	Trend Micro Inc.	209,119	10,555
	TOTO Ltd.	257,926	10,530
	Koito Manufacturing Co. Ltd.	201,228	10,527
	Isuzu Motors Ltd.	898,931	10,445
	FamilyMart Co. Ltd.	407,832	10,117
	Keisei Electric Railway Co. Ltd.	246,982	10,098
	Nissan Chemical Corp.	245,155	10,066
	Nomura Research Institute Ltd.	468,300	9,942
	Yamaha Motor Co. Ltd.	494,186	9,673
	Suntory Beverage & Food Ltd.	223,768	9,566
	Takeda Pharmaceutical Co. Ltd. ADR	526,376	9,459
	Shimizu Corp.	1,014,196	9,454
	Kyushu Railway Co.	285,308	9,426
	Lion Corp.	449,789	9,413
	Ryohin Keikaku Co. Ltd.	420,040	9,351
	Nissin Foods Holdings Co. Ltd.	123,695	9,343
	SG Holdings Co. Ltd.	376,700	9,329
	Mazda Motor Corp.	1,007,142	9,246
	Asahi Intecc Co. Ltd.	335,584	9,234
	Pigeon Corp.	187,998	9,178

32

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Daifuku Co. Ltd.	172,849	9,172
	Nisshin Seifun Group Inc.	460,124	9,122
	Kose Corp.	51,195	9,077
	Hamamatsu Photonics KK	230,997	8,969
	Toppan Printing Co. Ltd.	483,306	8,939
	Kobayashi Pharmaceutical Co. Ltd.	110,100	8,804
	Keikyu Corp.	441,474	8,788
	SBI Holdings Inc.	401,991	8,743
	Hikari Tsushin Inc.	39,623	8,685
	LIXIL Group Corp.	465,758	8,662
	TIS Inc.	142,106	8,616
*	Nexon Co. Ltd.	737,926	8,551
*	Renesas Electronics Corp.	1,255,500	8,499
	Tohoku Electric Power Co. Inc.	821,031	8,438
	Kansai Paint Co. Ltd.	346,026	8,334
	Marui Group Co. Ltd.	374,358	8,322
	Nippon Shinyaku Co. Ltd.	92,134	8,312
	Keihan Holdings Co. Ltd.	175,413	8,282
	Kyowa Kirin Co. Ltd.	447,752	8,239
	Kyushu Electric Power Co. Inc.	821,596	8,211
	Toho Co. Ltd.	202,186	8,165
	Concordia Financial Group Ltd.	1,990,275	8,116
	Oji Holdings Corp.	1,560,003	8,066
	Yokogawa Electric Corp.	436,548	7,999
	Nikon Corp.	622,601	7,938
	Hoshizaki Corp.	93,013	7,906
	Alps Alpine Co. Ltd.	363,792	7,799
	Hirose Electric Co. Ltd.	60,931	7,675
	Brother Industries Ltd.	407,447	7,658
*	PeptiDream Inc.	152,260	7,642
	Konami Holdings Corp.	169,231	7,429
	Kuraray Co. Ltd.	624,010	7,424
	Otsuka Corp.	183,770	7,409
	Mitsui Chemicals Inc.	311,513	7,408
	USS Co. Ltd.	380,996	7,379
	NH Foods Ltd.	175,367	7,368
	Tsuruha Holdings Inc.	65,363	7,353
	Suzuken Co. Ltd.	136,157	7,270
	NGK Insulators Ltd.	471,377	7,242
^	ZOZO Inc.	310,637	7,236
	Electric Power Development Co. Ltd.	296,534	7,200
	Tokyu Fudosan Holdings Corp.	1,083,037	7,184
	Japan Post Bank Co. Ltd.	720,425	7,166
	Fuji Electric Co. Ltd.	225,414	7,164
	Nippon Express Co. Ltd.	125,268	7,147
	NSK Ltd.	766,176	7,124
	Stanley Electric Co. Ltd.	256,876	7,109
	NGK Spark Plug Co. Ltd.	349,737	7,090
	Hitachi High-Technologies Corp.	113,956	7,090
	Showa Denko KK	252,575	7,086
	SUMCO Corp.	423,066	7,027
	Nihon M&A Center Inc.	228,272	6,941
	Sojitz Corp.	2,200,360	6,926
	Tosoh Corp.	505,766	6,925
	Shizuoka Bank Ltd.	910,684	6,920
	Alfresa Holdings Corp.	309,866	6,919
	Hulic Co. Ltd.	634,347	6,887
	Chugoku Electric Power Co. Inc.	516,779	6,884
	Seiko Epson Corp.	484,473	6,851
	Toyo Suisan Kaisha Ltd.	162,611	6,847
	ANA Holdings Inc.	197,994	6,799
	Seibu Holdings Inc.	378,331	6,678
	Nabtesco Corp.	208,491	6,637
	Square Enix Holdings Co. Ltd.	138,353	6,584

33

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Azbil Corp.	235,948	6,566
	Teijin Ltd.	327,610	6,565
	Mitsubishi Materials Corp.	227,204	6,533
	Amada Holdings Co. Ltd.	573,557	6,532
	Sohgo Security Services Co. Ltd.	119,689	6,501
	Haseko Corp.	493,692	6,371
	Hakuhodo DY Holdings Inc.	425,343	6,347
	Casio Computer Co. Ltd.	388,702	6,310
	MonotaRO Co. Ltd.	208,364	6,295
	Sumitomo Heavy Industries Ltd.	202,390	6,287
	Toho Gas Co. Ltd.	160,812	6,263
	Japan Airlines Co. Ltd.	200,938	6,262
	MediPal Holdings Corp.	273,407	6,247
	Yamada Denki Co. Ltd.	1,290,763	6,239
	Skylark Holdings Co. Ltd.	342,503	6,216
	JSR Corp.	330,561	6,206
	Kawasaki Heavy Industries Ltd.	257,600	6,182
	Chiba Bank Ltd.	1,111,153	6,039
	Taiyo Nippon Sanso Corp.	257,674	6,032
	Taiheiyo Cement Corp.	213,106	6,029
	COMSYS Holdings Corp.	204,172	6,023
^	Taiyo Yuden Co. Ltd.	221,663	5,862
	Hitachi Chemical Co. Ltd.	177,949	5,858
	Hisamitsu Pharmaceutical Co. Inc.	125,788	5,854
	Sony Financial Holdings Inc.	271,888	5,849
	Konica Minolta Inc.	796,625	5,847
	THK Co. Ltd.	202,524	5,824
	Persol Holdings Co. Ltd.	300,780	5,777
	Coca-Cola Bottlers Japan Holdings Inc.	250,162	5,680
	J Front Retailing Co. Ltd.	445,337	5,663
	Kurita Water Industries Ltd.	196,635	5,661
	IHI Corp.	227,687	5,611
	Fukuoka Financial Group Inc.	290,598	5,602
	CyberAgent Inc.	171,740	5,582
	Shinsei Bank Ltd.	354,962	5,534
	JGC Holdings Corp.	381,093	5,512
	Taisho Pharmaceutical Holdings Co. Ltd.	76,854	5,470
	Kakaku.com Inc.	233,737	5,427
	Aozora Bank Ltd.	211,422	5,425
	Asics Corp.	314,235	5,395
	Miura Co. Ltd.	175,618	5,292
	Rohto Pharmaceutical Co. Ltd.	175,692	5,278
	GMO Payment Gateway Inc.	71,293	5,254
	Welcia Holdings Co. Ltd.	90,514	5,201
	Sumitomo Dainippon Pharma Co. Ltd.	296,489	5,175
	JTEKT Corp.	401,002	5,115
	Oracle Corp. Japan	58,008	5,099
	Japan Post Insurance Co. Ltd.	322,685	5,091
	Mitsui OSK Lines Ltd.	186,822	5,089
	Air Water Inc.	270,618	5,066
	Bank of Kyoto Ltd.	126,886	5,022
	Ebara Corp.	169,526	5,016
	Tokyo Tatemono Co. Ltd.	350,716	4,990
	Ito En Ltd.	102,320	4,987
	Nankai Electric Railway Co. Ltd.	191,840	4,985
	Isetan Mitsukoshi Holdings Ltd.	622,757	4,967
	House Foods Group Inc.	131,007	4,965
	Mitsubishi Motors Corp.	1,084,333	4,951
	Rinnai Corp.	66,522	4,890
	Nomura Real Estate Holdings Inc.	205,912	4,880
	Goldwin Inc.	63,400	4,855
	Sega Sammy Holdings Inc.	344,663	4,850
	Hitachi Construction Machinery Co. Ltd.	187,832	4,848
	Nippon Yusen KK	269,512	4,842

34

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Matsumotokiyoshi Holdings Co. Ltd.	137,048	4,827
	SCREEN Holdings Co. Ltd.	69,071	4,795
	Mitsubishi UFJ Lease & Finance Co. Ltd.	776,391	4,766
	Lawson Inc.	85,335	4,708
	Mitsubishi Tanabe Pharma Corp.	391,033	4,680
	Kyowa Exeo Corp.	182,400	4,641
	Itochu Techno-Solutions Corp.	172,284	4,640
^	Park24 Co. Ltd.	196,056	4,630
	Mebuki Financial Group Inc.	1,814,300	4,609
	Horiba Ltd.	67,837	4,578
	Denka Co. Ltd.	157,259	4,538
	Hino Motors Ltd.	479,885	4,537
	Relo Group Inc.	185,080	4,530
	Sankyu Inc.	88,000	4,474
	Calbee Inc.	133,452	4,461
	Nichirei Corp.	193,426	4,442
	Hitachi Metals Ltd.	353,819	4,441
	Mitsubishi Gas Chemical Co. Inc.	314,309	4,434
	Daicel Corp.	495,985	4,434
	Ibiden Co. Ltd.	191,372	4,419
	Kewpie Corp.	193,269	4,387
	Toyo Seikan Group Holdings Ltd.	275,465	4,353
	Ezaki Glico Co. Ltd.	92,323	4,284
	DIC Corp.	146,777	4,204
	NOF Corp.	123,100	4,158
	Iida Group Holdings Co. Ltd.	249,507	4,156
	Sumitomo Rubber Industries Ltd.	313,085	4,150
	Credit Saison Co. Ltd.	285,553	4,135
	Yokohama Rubber Co. Ltd.	184,136	4,113
	Sanwa Holdings Corp.	351,107	4,106
	Kamigumi Co. Ltd.	178,584	4,038
	Japan Airport Terminal Co. Ltd.	81,037	4,003
	Nifco Inc.	151,158	3,990
	Nihon Kohden Corp.	132,350	3,960
	TechnoPro Holdings Inc.	64,200	3,949
	Sawai Pharmaceutical Co. Ltd.	69,228	3,906
	Sundrug Co. Ltd.	116,796	3,865
	Ube Industries Ltd.	179,998	3,854
	Nihon Unisys Ltd.	116,300	3,839
	Capcom Co. Ltd.	162,046	3,825
	Zenkoku Hosho Co. Ltd.	91,554	3,822
	SCSK Corp.	74,991	3,817
	Yamazaki Baking Co. Ltd.	223,444	3,809
	Ulvac Inc.	86,800	3,797
	Tokyo Century Corp.	82,183	3,795
	Mabuchi Motor Co. Ltd.	93,608	3,793
	K’s Holdings Corp.	325,622	3,720
	Sotetsu Holdings Inc.	136,992	3,640
	Nippon Kayaku Co. Ltd.	294,377	3,578
	Daiichikosho Co. Ltd.	74,996	3,565
^	Tokai Carbon Co. Ltd.	347,900	3,513
	Morinaga & Co. Ltd.	70,900	3,502
	Nippon Shokubai Co. Ltd.	56,726	3,498
	Zensho Holdings Co. Ltd.	164,788	3,485
	Kagome Co. Ltd.	138,228	3,484
	Sugi Holdings Co. Ltd.	62,716	3,481
*	LINE Corp.	93,369	3,435
	Seino Holdings Co. Ltd.	267,002	3,433
	Fancl Corp.	121,000	3,419
	Seven Bank Ltd.	1,178,939	3,418
	Kinden Corp.	226,898	3,413
	Benesse Holdings Inc.	126,341	3,382
	Aeon Mall Co. Ltd.	210,943	3,375
	Hachijuni Bank Ltd.	784,358	3,374

35

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Sumitomo Forestry Co. Ltd.	232,057	3,368
	Kaneka Corp.	101,135	3,367
	DeNA Co. Ltd.	195,407	3,331
	Shimamura Co. Ltd.	39,075	3,310
	Tokuyama Corp.	121,800	3,254
	Nippon Electric Glass Co. Ltd.	142,485	3,210
	Cosmos Pharmaceutical Corp.	15,521	3,205
	Sankyo Co. Ltd.	91,582	3,205
	ABC-Mart Inc.	46,286	3,174
	Sharp Corp.	276,067	3,167
	AEON Financial Service Co. Ltd.	207,673	3,165
	Penta-Ocean Construction Co. Ltd.	514,600	3,157
	Tsumura & Co.	114,591	3,156
	Ushio Inc.	209,980	3,138
	NOK Corp.	199,733	3,128
	SHO-BOND Holdings Co. Ltd.	80,600	3,128
^	Nishi-Nippon Railroad Co. Ltd.	134,113	3,112
	OKUMA Corp.	51,772	3,093
	Toyoda Gosei Co. Ltd.	130,957	3,064
	Takara Holdings Inc.	308,562	3,063
	Takashimaya Co. Ltd.	263,612	3,060
	Maruichi Steel Tube Ltd.	112,008	3,059
	Kaken Pharmaceutical Co. Ltd.	62,265	3,053
	Furukawa Electric Co. Ltd.	109,026	3,047
	Pola Orbis Holdings Inc.	132,412	2,988
	Mitsubishi Logistics Corp.	117,593	2,985
	OSG Corp.	139,326	2,980
	Aica Kogyo Co. Ltd.	93,500	2,969
	Yamaguchi Financial Group Inc.	422,100	2,962
	Chugoku Bank Ltd.	301,263	2,944
	Zeon Corp.	256,560	2,923
	Kobe Steel Ltd.	542,718	2,918
	Dowa Holdings Co. Ltd.	83,351	2,878
	Ain Holdings Inc.	50,198	2,872
	DMG Mori Co. Ltd.	177,334	2,871
	Bic Camera Inc.	261,052	2,850
	TS Tech Co. Ltd.	88,838	2,845
	Sapporo Holdings Ltd.	113,131	2,845
	Morinaga Milk Industry Co. Ltd.	72,300	2,811
	Nippon Paper Industries Co. Ltd.	163,044	2,810
	Kyushu Financial Group Inc.	687,230	2,774
	Daido Steel Co. Ltd.	63,448	2,769
	Nagase & Co. Ltd.	182,669	2,762
	Acom Co. Ltd.	685,972	2,756
	PALTAC Corp.	57,100	2,754
	Open House Co. Ltd.	107,600	2,750
	Sumitomo Osaka Cement Co. Ltd.	62,720	2,738
	Glory Ltd.	91,818	2,703
	Rengo Co. Ltd.	369,988	2,683
	Izumi Co. Ltd.	70,982	2,670
	Shikoku Electric Power Co. Inc.	269,153	2,668
	Mitsui Mining & Smelting Co. Ltd.	94,900	2,652
	Hiroshima Bank Ltd.	519,921	2,650
	Wacoal Holdings Corp.	100,024	2,630
	Pilot Corp.	63,070	2,558
	Iyo Bank Ltd.	480,541	2,539
	Topcon Corp.	183,946	2,536
	FP Corp.	40,723	2,528
	Nipro Corp.	215,302	2,525
	Gunma Bank Ltd.	748,951	2,520
	GS Yuasa Corp.	137,582	2,508
	Shochiku Co. Ltd.	17,034	2,499
	Toyo Tire Corp.	178,187	2,485
	Fuji Oil Holdings Inc.	81,900	2,463

36

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
^	Anritsu Corp.	128,800	2,456
	Cosmo Energy Holdings Co. Ltd.	114,043	2,439
	Ariake Japan Co. Ltd.	31,385	2,436
	Citizen Watch Co. Ltd.	457,226	2,431
	Toda Corp.	386,908	2,417
	Sumitomo Bakelite Co. Ltd.	57,500	2,384
	Kyudenko Corp.	72,061	2,355
	Koei Tecmo Holdings Co. Ltd.	101,060	2,332
	NHK Spring Co. Ltd.	281,248	2,298
	Maeda Corp.	247,300	2,295
	Maeda Road Construction Co. Ltd.	106,497	2,291
	Japan Steel Works Ltd.	108,450	2,285
	NTN Corp.	722,841	2,241
	Kokuyo Co. Ltd.	152,000	2,231
	Miraca Holdings Inc.	94,316	2,226
	Hokuhoku Financial Group Inc.	227,430	2,225
	Fujikura Ltd.	473,796	2,198
	Benefit One Inc.	108,200	2,190
	Fuyo General Lease Co. Ltd.	33,600	2,190
	Kusuri no Aoki Holdings Co. Ltd.	28,412	2,119
*	Hokuriku Electric Power Co.	296,940	2,116
	Toyobo Co. Ltd.	156,224	2,112
	Hitachi Transport System Ltd.	73,798	2,100
^	Sanrio Co. Ltd.	104,550	2,096
*,^	Kawasaki Kisen Kaisha Ltd.	140,382	2,089
	Kansai Mirai Financial Group Inc.	319,600	2,079
	Nisshinbo Holdings Inc.	244,666	2,037
	Fukuyama Transporting Co. Ltd.	56,716	2,034
	77 Bank Ltd.	129,005	2,032
	Nishi-Nippon Financial Holdings Inc.	268,476	1,989
	Daishi Hokuetsu Financial Group Inc.	77,319	1,959
	Shiga Bank Ltd.	81,190	1,957
	NS Solutions Corp.	56,421	1,918
	Mochida Pharmaceutical Co. Ltd.	47,944	1,913
	Heiwa Corp.	92,615	1,906
	GMO internet Inc.	112,300	1,887
	Fuji Seal International Inc.	75,600	1,878
	Resorttrust Inc.	117,326	1,872
	Kyoritsu Maintenance Co. Ltd.	41,700	1,845
	Nippo Corp.	89,159	1,832
	Lintec Corp.	86,999	1,827
	Yaoko Co. Ltd.	38,700	1,805
	Tadano Ltd.	198,024	1,795
	Fujitsu General Ltd.	99,430	1,795
	Megmilk Snow Brand Co. Ltd.	74,369	1,789
	Canon Marketing Japan Inc.	83,756	1,772
	Autobacs Seven Co. Ltd.	106,395	1,756
	Hitachi Capital Corp.	77,499	1,737
	H2O Retailing Corp.	152,402	1,728
	Tokai Rika Co. Ltd.	86,879	1,677
	Kandenko Co. Ltd.	176,828	1,672
	Takara Bio Inc.	80,900	1,650
	Maruha Nichiro Corp.	63,400	1,647
	Hokkaido Electric Power Co. Inc.	303,026	1,590
^	HIS Co. Ltd.	59,688	1,549
	Itoham Yonekyu Holdings Inc.	239,790	1,546
	Toyota Boshoku Corp.	104,525	1,536
	Yamato Kogyo Co. Ltd.	58,599	1,520
	Matsui Securities Co. Ltd.	183,660	1,513
	Orient Corp.	1,023,987	1,496
	Ichigo Inc.	367,916	1,465
	GungHo Online Entertainment Inc.	67,635	1,465
	Japan Aviation Electronics Industry Ltd.	76,747	1,430
	Kissei Pharmaceutical Co. Ltd.	53,628	1,382

37

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Noevir Holdings Co. Ltd.	25,400	1,371
	NET One Systems Co. Ltd.	50,000	1,348
	Japan Petroleum Exploration Co. Ltd.	50,458	1,290
	Justsystems Corp.	31,200	1,283
	Toshiba Plant Systems & Services Corp.	61,300	1,198
	Fuji Media Holdings Inc.	80,000	1,081
	OBIC Business Consultants Co. Ltd.	25,684	1,029
	Nissan Shatai Co. Ltd.	108,147	997
	ASKUL Corp.	35,369	972
	Tokyo Broadcasting System Holdings Inc.	58,479	932
	SKY Perfect JSAT Holdings Inc.	209,772	866
	Nippon Television Holdings Inc.	49,000	641
	Mitsubishi Shokuhin Co. Ltd.	24,208	614
	TV Asahi Holdings Corp.	36,641	572
	Amano Corp.	14,100	417
	Mani Inc.	8,100	214
^	COLOPL Inc.	3,346	44
*	Mitsui E&S Holdings Co. Ltd.	937	9
*	Japan Display Inc.	7,900	5
	Toppan Forms Co. Ltd.	73	1
			6,793,451
Kuwait (0.2%)
	National Bank of Kuwait SAKP	10,782,728	33,434
	Kuwait Finance House KSCP	6,280,404	14,170
	Ahli United Bank BSC	8,152,702	7,208
	Mobile Telecommunications Co. KSC	3,816,102	7,112
	Agility Public Warehousing Co. KSC	1,679,364	4,151
	Boubyan Bank KSCP	1,628,129	3,016
	Gulf Bank KSCP	2,883,852	2,499
	Humansoft Holding Co. KSC	189,038	1,925
	Boubyan Petrochemicals Co. KSCP	695,924	1,697
			75,212
Luxembourg (0.0%)
	Tenaris SA ADR	88,895	1,805

Malaysia (0.6%)
	Public Bank Bhd. (Local)	5,488,219	26,636
	Tenaga Nasional Bhd.	6,842,500	22,661
	Malayan Banking Bhd.	10,578,400	21,754
	CIMB Group Holdings Bhd.	12,272,073	15,402
	Petronas Chemicals Group Bhd.	4,957,268	8,857
	Axiata Group Bhd.	7,905,724	8,126
	Sime Darby Plantation Bhd.	6,298,305	7,386
	DiGi.Com Bhd.	6,557,166	7,364
	IHH Healthcare Bhd.	5,250,900	7,156
	Dialog Group Bhd.	8,021,300	6,674
	Maxis Bhd.	4,894,200	6,302
	IOI Corp. Bhd.	5,670,365	5,918
	Genting Bhd.	4,050,900	5,627
	Petronas Gas Bhd.	1,352,550	5,388
	PPB Group Bhd.	1,182,060	5,114
	MISC Bhd.	2,564,523	5,108
	Hong Leong Bank Bhd.	1,115,600	4,594
	Kuala Lumpur Kepong Bhd.	820,700	4,255
	Genting Malaysia Bhd.	5,069,700	3,888
	Press Metal Aluminium Holdings Bhd.	3,386,800	3,853
	RHB Bank Bhd Ordinary Shares	2,732,100	3,758
	Nestle Malaysia Bhd.	106,800	3,696
	Gamuda Bhd.	3,980,000	3,559
	Sime Darby Bhd.	6,340,205	3,438
	AMMB Holdings Bhd.	3,485,800	3,325
	Hartalega Holdings Bhd.	2,638,600	3,319
	Top Glove Corp. Bhd.	2,949,400	3,068
	IJM Corp. Bhd.	5,805,440	2,985

38

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Malaysia Airports Holdings Bhd.	1,567,800	2,967
	Petronas Dagangan Bhd.	521,700	2,940
	HAP Seng Consolidated Bhd.	1,220,900	2,916
	QL Resources Bhd.	1,179,400	2,051
	Westports Holdings Bhd.	1,912,696	1,957
	Telekom Malaysia Bhd.	1,976,100	1,776
	Hong Leong Financial Group Bhd.	411,035	1,713
	YTL Corp. Bhd.	8,005,266	1,665
	Alliance Bank Malaysia Bhd.	2,037,600	1,402
	Fraser & Neave Holdings Bhd.	161,000	1,331
	AirAsia Group Bhd.	2,779,700	1,269
	British American Tobacco Malaysia Bhd.	248,700	1,120
	Sime Darby Property Bhd.	6,388,305	1,108
2	Astro Malaysia Holdings Bhd.	2,650,368	856
*	FGV Holdings Bhd.	3,173,600	834
	IOI Properties Group Bhd.	3,209,700	798
*	UEM Sunrise Bhd.	2,761,900	452
	UMW Holdings Bhd.	7,200	8
*,§	RHB Bank Bhd.	1,187,500	—
			236,374
Malta (0.0%)
*,§	BGP Holdings plc	3,738,510	—

Mexico (0.7%)
	America Movil SAB de CV	48,306,683	38,271
	Fomento Economico Mexicano SAB de CV	3,729,812	33,097
	Wal-Mart de Mexico SAB de CV	9,206,861	27,630
	Grupo Financiero Banorte SAB de CV	5,011,466	27,354
	Grupo Mexico SAB de CV Class B	6,379,336	16,804
	Grupo Televisa SAB	3,847,939	8,497
	Grupo Elektra SAB DE CV	115,032	8,360
	Fibra Uno Administracion SA de CV	5,306,998	8,061
	Grupo Bimbo SAB de CV Class A	4,284,616	7,960
	Grupo Aeroportuario del Pacifico SAB de CV Class B	623,763	6,540
	Elis SA	337,160	6,446
	Grupo Aeroportuario del Sureste SAB de CV Class B	365,202	5,989
	Cemex SAB de CV ADR	1,440,250	5,430
	Grupo Financiero Inbursa SAB de CV	4,004,729	4,976
	Coca-Cola Femsa SAB de CV	901,546	4,954
	Cemex SAB de CV	12,875,682	4,839
	Alfa SAB de CV Class A	5,369,235	4,656
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	591,376	4,100
*	Infraestructura Energetica Nova SAB de CV	920,560	4,069
	Orbia Advance Corp. SAB de CV	1,856,798	4,007
	Arca Continental SAB de CV	707,290	3,951
	Gruma SAB de CV Class B	372,950	3,913
	Promotora y Operadora de Infraestructura SAB de CV	376,052	3,479
	Kimberly-Clark de Mexico SAB de CV Class A	1,471,251	2,967
	Grupo Carso SAB de CV	854,285	2,860
	Industrias Penoles SAB de CV	223,291	2,680
*	Alsea SAB de CV	893,410	2,383
	Regional SAB de CV	413,620	2,197
	Megacable Holdings SAB de CV	532,929	2,189
2	Banco del Bajio SA	1,240,600	1,999
	El Puerto de Liverpool SAB de CV	359,508	1,832
	Becle SAB de CV	933,700	1,613
*	Telesites SAB de CV	2,182,083	1,427
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	1,010,200	1,356
	Industrias Bachoco SAB de CV Class B	272,288	1,223
2	GMexico Transportes SAB de CV	736,900	984
	Grupo Lala SAB de CV	973,548	953
	Grupo Comercial Chedraui SA de CV	518,255	719
	Alpek SAB de CV	617,867	666
	Concentradora Fibra Danhos SA de CV	378,573	571

39

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
2	Nemak SAB de CV	1,013,599	451
	Organizacion Soriana SAB de CV Class B	64,989	84
	Promotora y Operadora de Infraestructura SAB de CV Class L	4,991	32
	Gentera SAB de CV	7,062	7
			272,576
Netherlands (2.4%)
	ASML Holding NV	707,507	185,450
	Unilever NV	2,565,858	151,661
	ING Groep NV	6,925,689	78,424
	Koninklijke Philips NV	1,601,676	70,273
*	Prosus NV	733,247	50,565
	Koninklijke Ahold Delhaize NV	1,969,317	49,076
	Heineken NV	418,855	42,774
	Akzo Nobel NV	406,288	37,457
	Koninklijke DSM NV	313,517	37,211
	Unibail-Rodamco-Westfield	239,747	37,083
	Wolters Kluwer NV	483,103	35,582
	NN Group NV	592,361	22,603
	Koninklijke KPN NV	5,903,255	18,326
	Heineken Holding NV	187,545	17,895
	ArcelorMittal	1,052,417	15,649
*	Galapagos NV	83,892	15,446
2	ABN AMRO Bank NV	738,079	13,758
	Aegon NV	3,116,466	13,520
*,2	Adyen NV	18,004	12,675
	Randstad NV	194,322	10,784
	ASR Nederland NV	244,844	8,976
	Aalberts NV	172,346	6,945
	Koninklijke Vopak NV	118,421	6,506
2	Signify NV	204,345	5,987
*	OCI NV	172,187	3,872
^	Boskalis Westminster	144,435	3,179
*,^,2	Takeaway.com NV	35,679	2,910
2	GrandVision NV	85,440	2,612
			957,199
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	1,013,506	12,431
*	a2 Milk Co. Ltd.	1,289,136	10,703
	Auckland International Airport Ltd.	1,670,236	9,954
	Spark New Zealand Ltd.	3,283,556	9,420
	Meridian Energy Ltd.	2,224,983	6,559
	Ryman Healthcare Ltd.	735,785	6,081
	Contact Energy Ltd.	1,256,692	5,944
	Fletcher Building Ltd.	1,520,059	4,466
	Mercury NZ Ltd.	1,152,565	3,665
	SKYCITY Entertainment Group Ltd.	1,225,332	3,070
	Kiwi Property Group Ltd.	2,707,975	2,759
	Air New Zealand Ltd.	944,731	1,710
	SKY Network Television Ltd.	4,575	3
			76,765
Norway (0.5%)
	DNB ASA	1,870,410	34,055
	Equinor ASA	1,702,063	31,600
	Telenor ASA	1,144,770	21,425
^	Mowi ASA	755,831	18,451
	Orkla ASA	1,360,234	13,075
	Yara International ASA	308,173	12,005
	Norsk Hydro ASA	2,358,054	8,332
	Gjensidige Forsikring ASA	298,790	5,586
^	Aker BP ASA	193,141	5,357
	Schibsted ASA Class B	170,002	4,743
*	Adevinta ASA	394,231	4,510
	Salmar ASA	93,578	4,367

40

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Schibsted ASA Class A	148,216	4,353
	Subsea 7 SA	390,548	3,669
	Leroy Seafood Group ASA	460,786	3,096
	Aker ASA	41,308	2,195
			176,819
Pakistan (0.0%)
	Habib Bank Ltd.	1,183,406	973
	Oil & Gas Development Co. Ltd.	1,167,200	966
	Pakistan Petroleum Ltd.	1,233,456	912
	Fauji Fertilizer Co. Ltd.	1,134,600	686
			3,537
Peru (0.0%)
	Cia de Minas Buenaventura SAA ADR	378,984	5,814
	Philippines (0.3%)
	SM Investments Corp.	859,534	17,425
	SM Prime Holdings Inc.	16,164,037	12,411
	Ayala Land Inc.	12,482,257	11,928
	BDO Unibank Inc.	3,532,480	10,776
	JG Summit Holdings Inc.	5,059,379	7,594
	Ayala Corp.	447,208	7,572
	Bank of the Philippine Islands	3,164,382	6,045
	Universal Robina Corp.	1,575,969	4,682
	International Container Terminal Services Inc.	1,955,804	4,572
	PLDT Inc.	207,512	4,465
	Metropolitan Bank & Trust Co.	3,260,508	4,340
	Jollibee Foods Corp.	716,665	3,275
	Manila Electric Co.	476,601	3,179
	GT Capital Holdings Inc.	176,327	3,104
	Metro Pacific Investments Corp.	26,669,500	2,520
	San Miguel Food and Beverage Inc.	1,168,150	2,119
	San Miguel Corp.	637,630	2,099
	Aboitiz Power Corp.	2,627,332	2,068
	Globe Telecom Inc.	52,234	1,877
	Megaworld Corp.	19,550,706	1,860
	Alliance Global Group Inc.	6,981,299	1,577
	LT Group Inc.	4,846,041	1,274
	Bloomberry Resorts Corp.	5,774,450	1,136
	DMCI Holdings Inc.	6,888,996	1,113
	Semirara Mining & Power Corp. Class A	1,973,684	908
	Aboitiz Equity Ventures Inc.	1,754	2
			119,921
Poland (0.2%)
	Powszechna Kasa Oszczednosci Bank Polski SA	1,511,270	15,090
	Polski Koncern Naftowy ORLEN SA	546,950	14,955
	Powszechny Zaklad Ubezpieczen SA	971,807	9,404
	Bank Polska Kasa Opieki SA	281,826	7,959
	CD Projekt SA	112,617	7,434
*	KGHM Polska Miedz SA	238,817	5,236
	Grupa Lotos SA	176,260	4,402
	Santander Bank Polska SA	51,868	4,255
	Polskie Gornictwo Naftowe i Gazownictwo SA	3,024,176	3,726
	Cyfrowy Polsat SA	464,547	3,369
*,2	Dino Polska SA	85,984	3,351
	LPP SA	1,469	3,138
*	PGE Polska Grupa Energetyczna SA	1,249,901	2,680
*	mBank SA	21,631	2,163
	Bank Handlowy w Warszawie SA	815	11
	Asseco Poland SA	592	8
*	Bank Millennium SA	4,847	8
*	Alior Bank SA	976	7
2	PLAY Communications SA	717	6
	Eurocash SA	218	1
*	Orange Polska SA	652	1

41

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	CCC SA	11	—
			87,204
Portugal (0.1%)
	EDP - Energias de Portugal SA	4,033,711	16,616
	Galp Energia SGPS SA	921,462	14,739
	Jeronimo Martins SGPS SA	450,504	7,570
	EDP Renovaveis SA	258,279	2,946
*	Banco Espirito Santo SA	3,873,216	9
			41,880
Qatar (0.3%)
	Qatar National Bank QPSC	7,961,590	41,972
	Industries Qatar QSC	3,601,520	10,387
	Qatar Islamic Bank SAQ	2,090,390	8,737
	Masraf Al Rayan QSC	6,740,010	6,939
*	Mesaieed Petrochemical Holding Co.	7,713,215	5,299
	Qatar Fuel QSC	834,456	5,070
	Commercial Bank PSQC	3,580,980	4,225
	Qatar Electricity & Water Co. QSC	938,371	4,069
	Qatar Gas Transport Co. Ltd.	4,965,706	3,370
	Barwa Real Estate Co.	3,484,516	3,272
	Qatar International Islamic Bank QSC	1,189,454	3,105
	Ooredoo QPSC	1,513,260	3,037
	Qatar Insurance Co. SAQ	2,608,896	2,198
	Doha Bank QPSC	2,704,363	1,886
	Qatar Aluminum Manufacturing Co.	4,972,020	1,120
	United Development Co. QSC	2,911,530	1,119
	Vodafone Qatar QSC	3,185,325	1,076
*	Gulf International Services QSC	1,526,190	708
*	Ezdan Holding Group QSC	2,640,510	455
			108,044
Russia (1.1%)
	Lukoil PJSC ADR	662,264	61,030
	Gazprom PJSC ADR	7,245,016	58,082
	Sberbank of Russia PJSC	13,065,546	47,884
	Novatek PJSC	1,902,771	40,380
	Tatneft PJSC ADR	422,822	29,650
	MMC Norilsk Nickel PJSC ADR	776,282	21,536
	Sberbank of Russia PJSC ADR	1,294,425	19,031
	Gazprom PJSC	3,949,677	16,022
	Rosneft Oil Co. PJSC GDR	1,921,914	12,773
	LUKOIL PJSC	124,536	11,505
	Surgutneftegas PJSC ADR	1,180,507	7,804
	Surgutneftegas OAO Preference Shares	13,141,000	7,732
	AK Transneft OAO Preference Shares	2,826	7,338
	Alrosa PJSC	4,378,630	5,090
	Magnit PJSC GDR	440,172	5,011
	Mobile TeleSystems PJSC	1,071,502	4,769
	Polyus PJSC GDR	78,591	4,637
	Inter RAO UES PJSC	64,621,300	4,355
	Severstal PJSC GDR	312,475	4,271
	MMC Norilsk Nickel PJSC	14,387	4,014
	Moscow Exchange MICEX-RTS PJSC	2,454,154	3,638
	Novolipetsk Steel PJSC	1,827,403	3,567
	Tatneft PJSC	274,300	3,206
	VTB Bank PJSC GDR	2,300,991	3,058
	Mobile TeleSystems PJSC ADR	331,569	2,968
	VTB Bank PJSC	4,359,448,867	2,931
	PhosAgro PJSC GDR	175,962	2,216
	Magnitogorsk Iron & Steel Works PJSC	3,002,648	1,712
	Aeroflot PJSC	970,911	1,619
	RusHydro PJSC	198,154,634	1,576
	Rosneft Oil Co. PJSC	201,420	1,340
	Federal Grid Co. Unified Energy System PJSC	450,626,667	1,297

42

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Magnit PJSC	22,118	1,116
	Tatneft PAO Preference Shares	105,470	1,086
	Polyus PJSC	8,407	980
	Rostelecom PJSC	790,068	967
	ROSSETI PJSC	48,484,896	902
	Bashneft PAO Preference Shares	33,136	895
	Surgutneftegas PJSC	1,328,600	892
	Rostelecom PJSC ADR	118,592	873
	Sistema PJSFC GDR	191,390	865
	Unipro PJSC	18,049,100	743
	Sberbank of Russia ADR (XLON)	47,100	694
*	RussNeft PJSC	74,191	642
	Mosenergo PJSC	13,331,000	472
	Sistema PJSFC	986,400	224
	Severstal PJSC	15,200	209
	Novatek PJSC GDR	544	117
	LSR Group PJSC GDR	11,297	24
	Novorossiysk Commercial Sea Port PJSC	109,000	14
*	Mechel PJSC	6,352	6
			413,763
Saudi Arabia (0.5%)
	Saudi Basic Industries Corp.	1,137,768	26,607
	Al Rajhi Bank	1,590,057	25,614
	National Commercial Bank	1,755,089	20,368
	Saudi Telecom Co.	775,581	19,825
	Riyad Bank	1,746,608	10,337
	Samba Financial Group	1,286,925	9,510
*	Saudi Arabian Mining Co.	527,398	5,960
	Saudi Electricity Co.	912,218	5,055
	Alinma Bank	901,597	5,040
	Saudi Arabian Fertilizer Co.	238,724	4,973
	Almarai Co. JSC	278,256	3,701
	Yanbu National Petrochemical Co.	260,834	3,461
	Bank AlBilad	499,936	3,306
	Jarir Marketing Co.	72,714	3,072
*	Etihad Etisalat Co.	423,091	2,538
*	Savola Group	306,561	2,526
*	Saudi Kayan Petrochemical Co.	851,991	2,322
	Bupa Arabia for Cooperative Insurance Co.	73,779	2,114
*	Dar Al Arkan Real Estate Development Co.	594,917	1,910
	Sahara International Petrochemical Co.	413,160	1,812
	Saudi Cement Co.	97,030	1,773
	Bank Al-Jazira	456,558	1,587
	Saudi Industrial Investment Group	269,098	1,513
*	Rabigh Refining & Petrochemical Co.	277,741	1,489
*	National Industrialization Co.	447,218	1,458
	Advanced Petrochemical Co.	108,809	1,348
*	Co for Cooperative Insurance	70,647	1,328
*	Emaar Economic City	499,694	1,249
*	Mobile Telecommunications Co. Saudi Arabia	387,434	1,249
	Mouwasat Medical Services Co.	46,459	1,016
*	Seera Group Holding	203,113	987
	National Petrochemical Co.	168,605	976
	Yanbu Cement Co.	108,588	925
	Abdullah Al Othaim Markets Co.	45,217	834
	Qassim Cement Co.	57,044	822
*	Saudi Research & Marketing Group	45,034	799
	Saudi Airlines Catering Co.	31,130	719
	Southern Province Cement Co.	49,641	716
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	81,755	567
*	Fawaz Abdulaziz Al Hokair & Co.	73,455	480
	Saudi Ground Services Co.	55,041	477

43

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
*	Dallah Healthcare Co.	32,447	383
			182,746
Singapore (0.9%)
	DBS Group Holdings Ltd.	3,222,648	61,427
	Oversea-Chinese Banking Corp. Ltd.	5,954,611	47,870
	United Overseas Bank Ltd.	2,302,950	45,339
	Singapore Telecommunications Ltd.	13,295,546	32,196
	Keppel Corp. Ltd.	2,589,579	13,040
	CapitaLand Ltd.	4,501,541	11,899
	Ascendas REIT	4,434,287	10,328
	Singapore Exchange Ltd.	1,492,358	9,798
	Wilmar International Ltd.	3,503,807	9,634
	CapitaLand Mall Trust	4,359,251	8,134
	Singapore Technologies Engineering Ltd.	2,752,522	8,063
	Genting Singapore Ltd.	10,544,064	7,274
	City Developments Ltd.	841,361	6,663
	CapitaLand Commercial Trust	4,391,551	6,614
	ComfortDelGro Corp. Ltd.	3,679,849	6,214
	Singapore Airlines Ltd.	869,824	6,012
	Mapletree Commercial Trust	3,434,144	5,878
	Venture Corp. Ltd.	461,551	5,354
	Mapletree Logistics Trust	4,154,400	5,128
	UOL Group Ltd.	894,967	5,124
	Suntec REIT	3,506,872	4,791
	Singapore Press Holdings Ltd.	2,738,557	4,457
	Mapletree Industrial Trust	2,374,600	4,448
	Jardine Cycle & Carriage Ltd.	179,039	4,304
	SATS Ltd.	1,137,915	4,220
	Mapletree North Asia Commercial Trust	3,622,900	3,406
	Keppel REIT	3,214,400	2,857
	Sembcorp Industries Ltd.	1,663,291	2,792
	Singapore Post Ltd.	2,606,164	1,838
	Golden Agri-Resources Ltd.	11,513,101	1,728
	Hutchison Port Holdings Trust	9,402,208	1,456
*	Sembcorp Marine Ltd.	1,410,477	1,417
	Olam International Ltd.	987,600	1,326
	Wing Tai Holdings Ltd.	639,240	953
	StarHub Ltd.	978,937	935
	SIA Engineering Co. Ltd.	405,309	795
	Frasers Property Ltd.	583,000	789
*	Mapletree Commercial Trust Rights Exp.11/07/2019	243,824	16
			354,517
South Africa (1.3%)
	Naspers Ltd.	766,758	108,503
	Standard Bank Group Ltd.	2,260,051	25,946
	FirstRand Ltd.	5,567,506	24,068
	MTN Group Ltd.	3,167,881	19,608
	Sasol Ltd.	981,208	17,788
	AngloGold Ashanti Ltd.	734,555	16,247
	Sanlam Ltd.	3,002,425	15,801
	Bid Corp. Ltd.	585,258	13,654
	Absa Group Ltd.	1,287,493	13,205
	Old Mutual Ltd. (XLON)	8,205,512	10,786
	Nedbank Group Ltd.	707,732	10,737
	Remgro Ltd.	928,857	10,650
	Gold Fields Ltd.	1,447,773	8,991
	Capitec Bank Holdings Ltd.	95,575	8,688
	Vodacom Group Ltd.	977,078	8,536
*	Impala Platinum Holdings Ltd.	1,203,812	8,288
	Anglo American Platinum Ltd.	108,138	8,077
	Bidvest Group Ltd.	583,280	7,962
	Growthpoint Properties Ltd.	5,290,633	7,747
	Shoprite Holdings Ltd.	852,471	7,639
*	Sibanye Gold Ltd.	3,886,855	7,504

44

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Clicks Group Ltd.	450,544	7,324
	RMB Holdings Ltd.	1,326,653	6,984
	Woolworths Holdings Ltd.	1,720,940	6,543
*	MultiChoice Group	754,958	6,288
	NEPI Rockcastle plc	623,622	5,431
	Discovery Ltd.	626,590	4,988
	Redefine Properties Ltd.	9,919,964	4,949
	Foschini Group Ltd.	420,574	4,850
	Mr Price Group Ltd.	448,744	4,745
	SPAR Group Ltd.	346,362	4,660
*	Aspen Pharmacare Holdings Ltd.	658,569	4,597
^	PSG Group Ltd.	291,948	4,565
*	Northam Platinum Ltd.	622,803	4,206
	Mondi plc (XJSE)	200,265	4,141
	Tiger Brands Ltd.	284,930	4,046
	Life Healthcare Group Holdings Ltd.	2,461,458	3,887
^	Exxaro Resources Ltd.	452,257	3,698
^	AVI Ltd.	556,244	3,194
	Barloworld Ltd.	378,269	3,013
	Fortress REIT Ltd. Class A	2,095,810	2,916
*	Harmony Gold Mining Co. Ltd.	818,450	2,845
	Investec Ltd.	499,405	2,838
	Truworths International Ltd.	783,351	2,776
	Netcare Ltd.	2,429,850	2,752
	Rand Merchant Investment Holdings Ltd.	1,315,788	2,599
	Pick n Pay Stores Ltd.	589,748	2,576
	Sappi Ltd.	993,018	2,550
	Telkom SA SOC Ltd.	524,873	2,399
	Momentum Metropolitan Holdings	1,772,722	2,367
	Resilient REIT Ltd.	523,442	2,336
	Kumba Iron Ore Ltd.	93,961	2,290
	African Rainbow Minerals Ltd.	190,781	1,911
	Vukile Property Fund Ltd.	1,378,778	1,766
	Pioneer Foods Group Ltd.	244,778	1,742
	Hyprop Investments Ltd.	426,973	1,669
	Liberty Holdings Ltd.	196,145	1,511
	KAP Industrial Holdings Ltd.	4,698,043	1,445
	Reunert Ltd.	297,234	1,406
	Motus Holdings Ltd.	293,182	1,389
	Santam Ltd.	70,156	1,311
2	Pepkor Holdings Ltd.	1,187,984	1,302
	Coronation Fund Managers Ltd.	455,174	1,281
	JSE Ltd.	143,375	1,233
	Distell Group Holdings Ltd.	135,917	1,203
*	Super Group Ltd.	643,584	1,203
2	Dis-Chem Pharmacies Ltd.	669,451	1,060
	Assore Ltd.	61,563	1,037
	MAS Real Estate Inc.	799,290	998
	Fortress REIT Ltd. Class B	1,461,343	869
	Tsogo Sun Gaming Ltd.	909,302	748
	Massmart Holdings Ltd.	176,570	501
*	Tsogo Sun Hotels Ltd.	909,302	220
	Old Mutual Ltd. (XJSE)	134,627	175
	Famous Brands Ltd.	8,741	46
	Grindrod Ltd.	135,167	43
^	Curro Holdings Ltd.	21,331	26
*,§	Tongaat Hulett Ltd.	26,244	23
*	EOH Holdings Ltd.	1,008	1
			509,897
South Korea (3.0%)
	Samsung Electronics Co. Ltd. GDR	197,569	211,199
	Samsung Electronics Co. Ltd.	3,324,367	143,679
	SK Hynix Inc.	913,610	64,241
	Samsung Electronics Co. Ltd. Preference Shares	1,423,189	50,097

45

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	NAVER Corp.	237,229	33,448
*	Celltrion Inc.	175,141	29,975
	Hyundai Motor Co.	254,029	26,608
	Hyundai Mobis Co. Ltd.	115,684	23,592
	LG Chem Ltd.	82,038	21,645
	Samsung SDI Co. Ltd.	93,354	18,218
	Shinhan Financial Group Co. Ltd. ADR	497,359	17,950
	POSCO ADR	385,690	17,321
	KT&G Corp.	196,650	16,881
	Kia Motors Corp.	458,191	16,746
	LG Household & Health Care Ltd.	15,346	16,606
	KB Financial Group Inc. ADR	464,381	16,588
	Hana Financial Group Inc.	529,094	15,319
	SK Innovation Co. Ltd.	101,575	13,899
	NCSoft Corp.	29,931	13,283
	SK Holdings Co. Ltd.	59,242	13,143
	Samsung C&T Corp.	149,566	12,807
	LG Electronics Inc.	193,400	11,084
	Samsung Fire & Marine Insurance Co. Ltd.	59,392	11,048
	Shinhan Financial Group Co. Ltd.	302,838	11,034
	Kakao Corp.	90,165	10,942
	Samsung SDS Co. Ltd.	56,243	9,714
	Woori Financial Group Inc.	953,932	9,617
	LG Corp.	159,666	9,519
^	Samsung Electro-Mechanics Co. Ltd.	97,625	9,452
	Amorepacific Corp.	54,933	9,037
*,^	HLB Inc.	62,385	8,900
	KB Financial Group Inc.	225,035	8,101
*,2	Samsung Biologics Co. Ltd.	23,581	8,056
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	76,022	7,945
	Woongjin Coway Co. Ltd.	100,320	7,920
	Samsung Life Insurance Co. Ltd.	112,117	6,809
	SK Telecom Co. Ltd. ADR	289,148	6,665
	Korea Zinc Co. Ltd.	17,625	6,568
	S-Oil Corp.	72,673	6,209
	Hyundai Heavy Industries Holdings Co. Ltd.	18,620	5,453
*,^	Celltrion Healthcare Co. Ltd.	111,774	5,262
	Lotte Chemical Corp.	26,244	5,106
	Kangwon Land Inc.	186,777	5,029
*	Korea Electric Power Corp.	221,421	4,840
	Industrial Bank of Korea	477,460	4,835
*	Samsung Heavy Industries Co. Ltd.	776,731	4,823
*,^	Korea Electric Power Corp. ADR	441,348	4,802
	Hyundai Engineering & Construction Co. Ltd.	128,677	4,741
*	LG Display Co. Ltd.	392,822	4,605
	Fila Korea Ltd.	91,970	4,538
	POSCO	24,749	4,491
	Hyundai Motor Co. 2nd Preference Shares	64,052	4,357
	Mirae Asset Daewoo Co. Ltd.	701,850	4,303
*	Samsung Engineering Co. Ltd.	276,021	4,214
	Hyundai Glovis Co. Ltd.	32,448	4,203
	LG Uplus Corp.	345,201	3,988
	GS Holdings Corp.	90,918	3,875
	Daelim Industrial Co. Ltd.	48,770	3,791
	Korea Aerospace Industries Ltd.	115,657	3,775
	Korea Investment Holdings Co. Ltd.	63,386	3,682
	Hotel Shilla Co. Ltd.	55,116	3,664
	AMOREPACIFIC Group	50,402	3,653
	Hyundai Steel Co.	133,475	3,635
	DB Insurance Co. Ltd.	83,784	3,633
	Hanmi Pharm Co. Ltd.	12,670	3,624
	Hankook Tire & Technology Co. Ltd.	133,074	3,548
	Orion Corp.	38,667	3,513
	E-MART Inc.	35,844	3,429

46

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Samsung Securities Co. Ltd.	111,056	3,199
	BNK Financial Group Inc.	524,311	3,131
	Yuhan Corp.	15,866	3,058
	CJ CheilJedang Corp.	14,652	2,880
	Hanon Systems	289,104	2,877
	S-1 Corp.	34,323	2,766
	GS Engineering & Construction Corp.	103,224	2,733
	Cheil Worldwide Inc.	125,639	2,671
*,^	Helixmith Co. Ltd.	31,516	2,606
	LG Household & Health Care Ltd. Preference Shares	4,105	2,600
	CJ ENM Co. Ltd.	17,960	2,542
	Shinsegae Inc.	12,331	2,499
*,^,2	Netmarble Corp.	31,017	2,394
	Hyundai Marine & Fire Insurance Co. Ltd.	109,655	2,381
	NH Investment & Securities Co. Ltd.	217,319	2,254
	Lotte Shopping Co. Ltd.	20,211	2,160
	Hyundai Motor Co. Preference Shares	33,887	2,125
*	Hanwha Aerospace Co. Ltd.	63,661	2,068
	Medy-Tox Inc.	7,059	1,998
	Hanwha Chemical Corp.	140,050	1,960
	Kumho Petrochemical Co. Ltd.	32,323	1,935
	KCC Corp.	9,961	1,933
*,^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	78,128	1,884
	SK Telecom Co. Ltd.	9,146	1,869
	Korean Air Lines Co. Ltd.	83,839	1,794
	OCI Co. Ltd.	32,772	1,766
	Hyundai Department Store Co. Ltd.	27,737	1,761
	Amorepacific Corp. Preference Shares	21,067	1,741
	DGB Financial Group Inc.	285,059	1,721
*	CJ Logistics Corp.	12,617	1,708
	BGF retail Co. Ltd.	11,104	1,701
	Mando Corp.	55,050	1,687
	Samsung Card Co. Ltd.	57,236	1,651
	Hanwha Corp.	80,694	1,645
	LG Chem Ltd. Preference Shares	11,135	1,642
	CJ Corp.	22,753	1,608
	Korea Gas Corp.	47,160	1,593
*,^	SillaJen Inc.	95,139	1,567
	Lotte Corp.	47,673	1,492
	HDC Hyundai Development Co-Engineering & Construction	55,974	1,485
	GS Retail Co. Ltd.	45,028	1,480
	POSCO Chemical Co. Ltd.	35,024	1,441
	Hyundai Mipo Dockyard Co. Ltd.	37,397	1,395
	Posco International Corp.	82,292	1,286
	Hite Jinro Co. Ltd.	51,243	1,252
	SK Networks Co. Ltd.	247,553	1,235
^	SKC Co. Ltd.	32,013	1,221
	Paradise Co. Ltd.	75,316	1,202
	LS Corp.	28,811	1,200
	Hyundai Wia Corp.	26,670	1,172
	Ottogi Corp.	2,331	1,132
*	Daewoo Engineering & Construction Co. Ltd.	302,532	1,128
	LOTTE Fine Chemical Co. Ltd.	29,162	1,106
	NongShim Co. Ltd.	5,263	1,096
*,^	Doosan Infracore Co. Ltd.	225,037	1,091
	KEPCO Plant Service & Engineering Co. Ltd.	36,315	1,016
*	Doosan Heavy Industries & Construction Co. Ltd.	184,979	975
	Hanwha Life Insurance Co. Ltd.	476,046	911
	Hanssem Co. Ltd.	16,373	890
^	Hanmi Science Co. ltd	22,641	847
	Doosan Bobcat Inc.	31,334	845
*	NHN Corp.	16,358	810
^	Ssangyong Cement Industrial Co. Ltd.	159,923	804
	Dongsuh Cos. Inc.	49,443	744

47

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	HDC Holdings Co. Ltd.	64,279	653
	Lotte Chilsung Beverage Co. Ltd.	5,470	644
	Doosan Co. Ltd.	8,252	551
	LG Electronics Inc. Preference Shares	22,942	536
^	Hyundai Construction Equipment Co. Ltd.	21,090	504
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	3,488	484
	Hanwha Corp. Preference Shares	37,363	437
*	Doosan Solus Co. Ltd.	15,210	233
^	BGF Co. Ltd.	45,435	224
*,^	Doosan Fuel Cell Co. Ltd.	27,594	183
	CJ CheilJedang Corp. Preference Shares	1,801	151
	Hyosung Corp.	282	20
			1,191,261
Spain (1.9%)
	Banco Santander SA (XMAD)	27,995,980	112,413
*	Iberdrola SA	10,375,175	106,647
	Banco Bilbao Vizcaya Argentaria SA	11,713,102	61,692
	Telefonica SA	7,937,327	60,954
	Industria de Diseno Textil SA	1,859,704	57,950
	Amadeus IT Group SA	708,175	52,390
*	Repsol SA	2,346,105	38,664
*	Ferrovial SA	849,682	25,069
2	Aena SME SA	124,189	22,797
	CaixaBank SA	6,362,501	18,245
*	ACS Actividades de Construccion y Servicios SA	431,795	17,522
2	Cellnex Telecom SA (XMAD)	373,038	16,096
	Red Electrica Corp. SA	761,982	15,314
	Endesa SA	550,552	14,994
	Naturgy Energy Group SA	529,009	14,413
	Banco de Sabadell SA	9,958,758	10,947
	Grifols SA	338,985	10,936
	Enagas SA	402,052	9,949
	Grifols SA Preference Shares	404,567	8,830
	Merlin Properties Socimi SA	599,462	8,825
	Bankinter SA	1,223,742	8,476
	Inmobiliaria Colonial Socimi SA	578,093	7,470
	Siemens Gamesa Renewable Energy SA	401,663	5,530
	Mapfre SA	1,778,450	4,964
*	Cellnex Telecom SA	108,297	4,669
	Bankia SA	2,156,553	4,114
	Banco Santander SA (XMEX)	1,038,439	4,111
	Acciona SA	37,106	3,866
	Zardoya Otis SA	320,356	2,429
	Corp Financiera Alba SA	36,876	1,841
*	Fomento de Construcciones y Contratas SA	134,305	1,625
	Mediaset Espana Comunicacion SA	5,728	35
			733,777
Sweden (1.8%)
	Telefonaktiebolaget LM Ericsson Class B	5,375,621	46,976
	Investor AB Class B	889,888	45,655
	Volvo AB Class B	2,626,911	39,366
	Atlas Copco AB Class A	1,099,970	38,825
	Assa Abloy AB Class B	1,629,777	38,705
	Essity AB Class B	1,070,913	33,456
	Sandvik AB	1,885,895	33,319
	Hennes & Mauritz AB Class B	1,556,747	32,629
	Svenska Handelsbanken AB Class A	2,562,647	25,718
	Swedbank AB Class A	1,769,646	24,799
	Skandinaviska Enskilda Banken AB Class A	2,548,513	24,444
	Hexagon AB Class B	446,837	22,877
	Atlas Copco AB Class B	670,677	20,810
	Telia Co. AB	4,503,641	19,811
	Swedish Match AB	299,388	14,065
	Skanska AB Class B	637,762	13,589

48

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Tele2 AB	947,574	13,565
	Boliden AB	488,321	13,169
	Alfa Laval AB	549,925	12,728
	Epiroc AB Class A	1,109,764	12,504
	SKF AB	671,013	12,149
	Kinnevik AB	421,240	11,528
	Electrolux AB Class B	429,756	11,299
	Svenska Cellulosa AB SCA Class B	1,089,881	11,121
	Lundin Petroleum AB	309,815	10,261
	Castellum AB	479,765	9,804
	Elekta AB Class B	643,007	8,958
	Securitas AB Class B	552,276	8,843
	Industrivarden AB Class A	373,377	8,265
	Investor AB Class A	150,121	7,567
	Nibe Industrier AB Class B	533,502	7,305
	Epiroc AB Class B	663,219	7,223
*	Fastighets AB Balder Class B	172,460	6,689
	Trelleborg AB Class B	410,027	6,630
	Industrivarden AB	295,883	6,411
	ICA Gruppen AB	137,844	6,100
	Husqvarna AB	735,141	5,632
	L E Lundbergforetagen AB Class B	133,048	5,015
	Saab AB Class B	161,147	4,977
*	Swedish Orphan Biovitrum AB	311,139	4,934
	Investment AB Latour Class B	210,674	2,850
	Svenska Handelsbanken AB Class B	79,254	796
	Skandinaviska Enskilda Banken AB	43,425	420
			691,787
Switzerland (6.0%)
	Nestle SA	5,107,005	546,354
	Roche Holding AG	1,243,657	374,286
	Novartis AG	3,806,854	332,625
	Zurich Insurance Group AG	258,386	101,210
	UBS Group AG	6,036,065	71,438
	Cie Financiere Richemont SA	900,253	70,743
	ABB Ltd.	3,151,374	66,179
	Credit Suisse Group AG	4,423,476	54,753
	Swiss Re AG	493,746	51,788
	Givaudan SA	16,469	48,385
*	Alcon Inc.	813,502	48,109
	Lonza Group AG	131,610	47,436
	Sika AG	247,207	42,496
	Geberit AG	63,041	32,030
	LafargeHolcim Ltd. (XSWX)	613,184	31,652
	Swiss Life Holding AG	60,378	30,238
	SGS SA	9,224	24,057
	Swisscom AG	45,345	23,194
	Partners Group Holding AG	29,438	23,005
	Sonova Holding AG	98,514	22,607
	Schindler Holding AG	71,165	17,435
	Julius Baer Group Ltd.	386,063	17,096
	Adecco Group AG	278,609	16,562
	Straumann Holding AG	18,101	16,173
	Baloise Holding AG	83,134	15,376
	Temenos AG	106,456	15,231
	Chocoladefabriken Lindt & Spruengli AG (Registered)	181	14,822
	Swatch Group AG (Bearer)	52,432	14,538
	Kuehne & Nagel International AG	87,958	14,210
	Swiss Prime Site AG	133,573	13,768
	Chocoladefabriken Lindt & Spruengli AG	1,794	13,335
	Vifor Pharma AG	79,692	12,550
	LafargeHolcim Ltd. (XPAR)	230,997	11,864
	Logitech International SA	258,788	10,622
	Roche Holding AG (Bearer)	32,987	9,834

49

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	PSP Swiss Property AG	70,431	9,323
	Barry Callebaut AG	4,109	8,684
	Schindler Holding AG (Registered)	35,074	8,306
	Helvetia Holding AG	58,531	8,222
	EMS-Chemie Holding AG	12,496	7,829
	Clariant AG	362,802	7,442
	Georg Fischer AG	7,321	6,992
	Flughafen Zurich AG	34,492	6,215
	Pargesa Holding SA	67,311	5,321
	Dufry AG	53,596	4,662
	Banque Cantonale Vaudoise	4,994	3,916
	Swatch Group AG (Registered)	69,354	3,723
	OC Oerlikon Corp. AG	351,952	3,612
	Sulzer AG	31,694	3,205
	DKSH Holding AG	61,949	2,946
*	ams AG	793	36
			2,346,435
Taiwan (3.0%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,309,905	274,150
	Taiwan Semiconductor Manufacturing Co. Ltd.	15,608,373	152,959
	Hon Hai Precision Industry Co. Ltd.	21,201,823	55,996
	MediaTek Inc.	2,625,700	35,066
	Formosa Plastics Corp.	8,690,873	27,897
	Largan Precision Co. Ltd.	181,848	26,683
	Nan Ya Plastics Corp.	10,135,615	23,951
	CTBC Financial Holding Co. Ltd.	32,809,939	22,810
	Uni-President Enterprises Corp.	8,579,487	21,195
	Mega Financial Holding Co. Ltd.	19,690,777	19,326
	Fubon Financial Holding Co. Ltd.	13,203,861	19,318
	Chunghwa Telecom Co. Ltd. ADR	513,455	18,782
	Cathay Financial Holding Co. Ltd.	14,099,057	18,662
	E.Sun Financial Holding Co. Ltd.	19,914,390	17,994
	Formosa Chemicals & Fibre Corp.	6,130,306	17,819
	China Steel Corp.	22,138,234	17,046
	Delta Electronics Inc.	3,870,676	16,994
	ASE Technology Holding Co. Ltd.	5,520,449	14,322
	First Financial Holding Co. Ltd.	17,822,495	13,068
	Yuanta Financial Holding Co. Ltd.	20,429,916	12,768
	Hua Nan Financial Holdings Co. Ltd.	16,412,835	11,795
	Taiwan Cooperative Financial Holding Co. Ltd.	16,980,690	11,683
	Taiwan Cement Corp.	8,648,345	11,482
	Catcher Technology Co. Ltd.	1,322,153	11,207
	Taiwan Mobile Co. Ltd.	2,879,713	10,737
	President Chain Store Corp.	1,020,904	10,185
	Hotai Motor Co. Ltd.	568,000	10,048
	Shanghai Commercial & Savings Bank Ltd.	5,737,000	9,865
	Chailease Holding Co. Ltd.	2,175,130	9,801
	Chang Hwa Commercial Bank Ltd.	11,260,265	8,786
	Quanta Computer Inc.	4,536,598	8,702
	Taishin Financial Holding Co. Ltd.	18,373,966	8,533
	Asustek Computer Inc.	1,234,026	8,372
	China Development Financial Holding Corp.	25,162,318	7,847
	Formosa Petrochemical Corp.	2,451,580	7,809
	SinoPac Financial Holdings Co. Ltd.	19,006,229	7,800
	Yageo Corp.	709,000	7,275
	United Microelectronics Corp. ADR	3,146,415	7,111
	Chunghwa Telecom Co. Ltd.	1,886,207	6,946
	Far EasTone Telecommunications Co. Ltd.	2,885,643	6,924
	Far Eastern New Century Corp.	7,068,819	6,875
	Pegatron Corp.	3,507,038	6,810
	Novatek Microelectronics Corp.	1,034,916	6,629
	Shin Kong Financial Holding Co. Ltd.	20,410,407	6,448
	Advantech Co. Ltd.	643,026	6,353
	Realtek Semiconductor Corp.	839,768	6,229

50

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Pou Chen Corp.	4,657,125	6,226
	Lite-On Technology Corp.	3,685,767	6,073
	Asia Cement Corp.	4,174,519	5,893
	Walsin Technology Corp.	871,000	5,215
	Cheng Shin Rubber Industry Co. Ltd.	3,296,222	5,180
	Eclat Textile Co. Ltd.	358,398	4,806
	Globalwafers Co. Ltd.	379,000	4,522
	Feng TAY Enterprise Co. Ltd.	665,610	4,496
	Taiwan High Speed Rail Corp.	3,717,000	4,399
	Wistron Corp.	4,762,445	4,366
*	China Life Insurance Co. Ltd.	5,032,451	4,148
	Foxconn Technology Co. Ltd.	1,908,925	4,082
	Giant Manufacturing Co. Ltd.	534,625	3,953
	Compal Electronics Inc.	6,597,510	3,938
	Inventec Corp.	5,131,064	3,718
	Unimicron Technology Corp.	2,297,975	3,531
	Vanguard International Semiconductor Corp.	1,634,466	3,492
	Taiwan Business Bank	7,989,705	3,368
	Innolux Corp.	15,125,370	3,353
	Nanya Technology Corp.	1,431,600	3,275
	Chicony Electronics Co. Ltd.	969,337	3,011
	Acer Inc.	4,905,396	2,862
	Synnex Technology International Corp.	2,331,889	2,781
	Teco Electric and Machinery Co. Ltd.	3,124,000	2,770
	Walsin Lihwa Corp.	5,461,000	2,671
^	AU Optronics Corp. ADR	1,025,878	2,565
	United Microelectronics Corp.	4,740,978	2,183
	Eva Airways Corp.	4,478,188	2,098
	Taiwan Fertilizer Co. Ltd.	1,286,000	2,047
	Formosa Taffeta Co. Ltd.	1,730,000	1,968
	Epistar Corp.	1,736,000	1,687
	China Airlines Ltd.	5,536,913	1,649
*	Evergreen Marine Corp. Taiwan Ltd.	4,004,349	1,640
	Far Eastern International Bank	3,827,404	1,502
	AU Optronics Corp.	5,789,000	1,476
	HTC Corp.	1,211,570	1,464
	Taiwan Secom Co. Ltd.	507,725	1,454
	Eternal Materials Co. Ltd.	1,694,104	1,440
	ASE Technology Holding Co. Ltd. ADR	261,832	1,335
*	TPK Holding Co. Ltd.	538,422	1,171
	Capital Securities Corp.	3,704,587	1,119
	Taiwan Glass Industry Corp.	2,787,089	1,062
*	OBI Pharma Inc.	238,790	1,046
	Transcend Information Inc.	453,455	985
	Yulon Motor Co. Ltd.	1,527,898	983
	Oriental Union Chemical Corp.	1,254,191	906
	U-Ming Marine Transport Corp.	732,000	811
	Wan Hai Lines Ltd.	1,268,702	755
	China Motor Corp.	465,642	633
	Feng Hsin Steel Co. Ltd.	344,690	597
	Yulon Nissan Motor Co. Ltd.	50,633	420
	Cathay Real Estate Development Co. Ltd.	57,800	42
	Ton Yi Industrial Corp.	47,600	19
			1,186,244
Thailand (0.8%)
	PTT PCL (Foreign)	25,679,320	38,480
	CP ALL PCL (Foreign)	8,809,913	22,771
	Airports of Thailand PCL (Foreign)	7,597,590	19,685
	Advanced Info Service PCL (Foreign)	2,042,264	15,493
	Bangkok Dusit Medical Services PCL (Foreign)	15,540,501	12,354
	Siam Cement PCL NVDR	952,280	11,580
	Siam Commercial Bank PCL (Foreign)	3,079,789	11,415
	PTT Exploration & Production PCL (Foreign)	2,466,100	9,838
	Kasikornbank PCL (Foreign)	2,008,983	9,277

51

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Central Pattana PCL (Foreign)	4,154,794	8,808
	Gulf Energy Development PCL	1,532,500	8,232
	Minor International PCL (Foreign)	6,381,123	7,609
	Kasikornbank PCL	1,642,637	7,559
	Intouch Holdings PCL NVDR	3,094,304	6,763
	Siam Cement PCL (Foreign)	542,413	6,596
^	Krung Thai BNK PCL (Foreign)	11,459,512	6,300
	BTS Group Holdings PCL	13,742,241	6,100
	Home Product Center Ord Shs (Foreign)	10,032,189	5,713
	PTT Global Chemical PCL	3,343,027	5,647
	Charoen Pokphand Foods PCL (Foreign)	6,353,678	5,315
	Electricity Generating PCL (Foreign)	460,209	5,289
	Digital Telecommunications Infrastructure Fund	8,686,948	5,121
	Bangkok Bank PCL (Foreign)	830,327	4,797
	Bangkok Expressway & Metro PCL	12,790,427	4,575
	Siam Commercial Bank PCL	1,230,600	4,561
	Thai Oil PCL (Foreign)	1,813,883	4,115
^	Energy Absolute PCL	2,985,400	4,054
	True Corp. PCL	20,628,386	3,417
	Ratchaburi Electricity Generating Holding PCL (Foreign)	1,332,845	3,247
	Global Power Synergy PCL	1,167,907	3,182
^	Banpu PCL	8,097,129	3,111
	Indorama Ventures PCL	3,150,883	2,924
^	Berli Jucker PCL	1,758,115	2,838
*	Osotspa PCL	1,986,000	2,795
*	Asset World Corp. PCL	12,237,900	2,452
	Muangthai Capital PCL	1,183,100	2,431
	Land & Houses PCL	6,369,900	2,047
	Total Access Communication PCL (Foreign)	976,223	2,004
	Bumrungrad Hospital PCL (Foreign)	494,642	1,974
	IRPC PCL (Foreign)	17,398,528	1,959
	TMB Bank PCL	38,286,000	1,825
	Intouch Holdings PCL - (Foreign)	785,997	1,718
	Land & Houses PCL (Foreign)	4,892,176	1,572
	Thai Union Frozen Products PCL (Foreign)	2,525,644	1,221
	Delta Electronics Thailand PCL	811,000	1,182
*	Thai Union Group PCL	2,358,705	1,141
	Siam City Cement PCL (Foreign)	137,836	986
^	Krungthai Card PCL	592,800	815
	Central Pattana PCL NVDR	257,900	547
	Bangkok Life Assurance PCL (Foreign)	809,802	499
*	Thai Airways International PCL (Foreign)	1,952,224	478
	Siam Makro PCL (Foreign)	321,600	341
	Total Access Communication PCL NVDR	150,300	289
	Airports of Thailand PCL	110,900	287
*	Home Product Center PCL	485,900	277
*	Minor International PCL	182,500	218
^	Bumrungrad Hospital PCL	50,700	202
*	Bangkok Dusit Medical Services PCL	220,100	175
	Krung Thai BNK PCL NVDR	166,300	91
*	Siam Makro PCL	79,700	84
	Bangkok Life Assurance PCL	83,800	52
*	TMB Bank PCL Rights	26,504,067	35
*	Minor International PCL Warrants Exp. 12/31/2021	322,731	32
*	BEC World PCL (Foreign)	28,110	6
			306,501
Turkey (0.1%)
	BIM Birlesik Magazalar AS	808,672	6,692
*	Turkiye Garanti Bankasi AS	3,811,204	6,126
*	Akbank T.A.S.	4,714,398	5,696
	KOC Holding AS	1,520,099	4,983
	Tupras Turkiye Petrol Rafinerileri AS	221,988	4,832

52

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Turkcell Iletisim Hizmetleri AS	1,890,441	4,157
	Eregli Demir ve Celik Fabrikalari TAS	2,472,220	2,826
*	Turkiye Is Bankasi AS	2,439,860	2,472
	Haci Omer Sabanci Holding AS (Bearer)	1,501,016	2,171
*	Turk Hava Yollari AO	950,758	1,935
	Aselsan Elektronik Sanayi Ve Ticaret AS	482,225	1,548
	TAV Havalimanlari Holding AS	307,345	1,401
*	Turkiye Vakiflar Bankasi TAO	1,816,171	1,377
	Enka Insaat ve Sanayi AS	1,229,328	1,241
	Ford Otomotiv Sanayi AS	107,939	1,217
	Anadolu Efes Biracilik Ve Malt Sanayii AS	329,159	1,107
*	Petkim Petrokimya Holding AS	1,751,460	1,054
*	Yapi ve Kredi Bankasi AS	2,626,370	1,046
*	Koza Altin Isletmeleri AS	76,947	946
	Tekfen Holding AS	305,173	904
*	Turk Telekomunikasyon AS	888,516	902
*	Arcelik AS	288,045	892
	Tofas Turk Otomobil Fabrikasi AS	204,506	800
	Turkiye Sise ve Cam Fabrikalari AS	1,043,950	793
	Coca-Cola Icecek AS	114,368	625
	Iskenderun Demir ve Celik AS	250,150	265
*	Turkiye Sinai Kalkinma Bankasi AS	49,057	8
*	Migros Ticaret AS	825	3
			58,019
United Arab Emirates (0.2%)
	First Abu Dhabi Bank PJSC	7,823,923	32,381
	Emirates Telecommunications Group Co. PJSC	3,086,950	13,924
	Abu Dhabi Commercial Bank PJSC	4,667,574	9,901
	Emaar Properties PJSC	6,374,547	7,409
	Aldar Properties PJSC	7,077,505	4,526
	Dubai Islamic Bank PJSC	3,056,899	4,400
	DP World plc	296,370	3,934
	Abu Dhabi Islamic Bank PJSC	1,435,360	2,089
	Emaar Malls PJSC	3,410,822	1,809
	Emaar Development PJSC	1,361,907	1,501
*	Air Arabia PJSC	3,919,683	1,452
	Dana Gas PJSC	5,427,069	1,354
	Dubai Investments PJSC	3,530,213	1,240
*	DAMAC Properties Dubai Co. PJSC	2,890,982	679
*	Dubai Financial Market PJSC	2,767,106	669
*	DXB Entertainments PJSC	719,862	40
			87,308
United Kingdom (11.0%)
	HSBC Holdings plc	35,754,522	270,130
	AstraZeneca plc	2,319,784	226,220
	Royal Dutch Shell plc Class A	7,765,917	225,120
	BP plc	35,113,779	222,670
	GlaxoSmithKline plc	8,656,649	198,281
	Royal Dutch Shell plc Class B	6,426,959	185,096
	Diageo plc	4,122,967	168,758
	British American Tobacco plc	4,029,369	140,931
	Unilever plc	1,920,597	115,004
	Rio Tinto plc	1,938,231	100,908
	Vodafone Group plc	47,292,045	96,510
	Lloyds Banking Group plc	124,962,257	91,923
	Reckitt Benckiser Group plc	1,104,658	85,480
	Prudential plc	4,590,450	80,181
	BHP Group plc	3,660,895	77,650
	Compass Group plc	2,808,006	74,761
	National Grid plc	6,090,174	71,208
	Barclays plc	30,413,153	65,969
	Glencore plc	19,378,891	58,493
	Anglo American plc	2,208,659	56,845
	Tesco plc	17,093,332	52,178

53

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Experian plc	1,615,014	50,908
	London Stock Exchange Group plc	554,107	49,936
	CRH plc (XLON)	1,348,591	49,161
	RELX plc (XLON)	1,837,750	44,245
	Standard Chartered plc	4,664,149	42,322
	BAE Systems plc	5,610,001	41,905
	BT Group plc	14,893,300	39,525
	Aviva plc	6,853,353	36,940
	Imperial Brands plc	1,677,440	36,796
	RELX plc (XAMS)	1,494,869	35,971
	Legal & General Group plc	10,460,228	35,757
	Ferguson plc	406,415	34,705
	Smith & Nephew plc	1,552,214	33,321
	SSE plc	1,787,583	29,738
	Rolls-Royce Holdings plc	2,975,085	27,376
	WPP plc	2,165,009	27,018
	Ashtead Group plc	816,234	24,851
	3i Group plc	1,688,324	24,671
	Melrose Industries plc	8,474,671	23,421
	Informa plc	2,220,743	22,321
	Royal Bank of Scotland Group plc	8,056,050	22,269
	Segro plc	1,956,566	21,404
	Intertek Group plc	288,036	19,971
	InterContinental Hotels Group plc	326,496	19,758
	Rentokil Initial plc	3,287,858	19,350
	Next plc	226,111	19,284
	Burberry Group plc	719,619	19,082
	Sage Group plc	1,943,676	18,115
	Associated British Foods plc	609,949	17,606
	Persimmon plc	564,370	16,647
	Standard Life Aberdeen plc	4,229,952	16,631
	Halma plc	681,336	16,533
	DCC plc	174,459	16,361
	Bunzl plc	599,441	15,594
	Land Securities Group plc	1,270,704	15,478
	Smiths Group plc	706,942	14,778
	Barratt Developments plc	1,795,264	14,681
	Flutter Entertainment plc	136,233	14,050
*	Ocado Group plc	809,489	13,953
	Smurfit Kappa Group plc	415,531	13,824
	Mondi plc (XLON)	663,998	13,767
	Croda International plc	219,755	13,711
	United Utilities Group plc	1,205,678	13,614
	Spirax-Sarco Engineering plc	130,551	13,398
	Johnson Matthey plc	336,861	13,382
	British Land Co. plc	1,661,104	13,356
*	M&G plc	4,595,929	12,728
	St. James’s Place plc	938,926	12,664
	Whitbread plc	238,345	12,546
	Taylor Wimpey plc	5,835,142	12,515
	RSA Insurance Group plc	1,824,936	12,346
	Rightmove plc	1,589,530	12,338
	Severn Trent plc	418,261	12,229
	Pearson plc	1,383,202	12,216
	Berkeley Group Holdings plc	211,002	12,027
2	Auto Trader Group plc	1,631,331	11,886
	GVC Holdings plc	1,019,959	11,767
	ITV plc	6,682,200	11,592
	Carnival plc	277,699	11,113
	Meggitt plc	1,370,738	11,091
	Hargreaves Lansdown plc	477,826	10,972
	DS Smith plc	2,261,760	10,486
	Coca-Cola HBC AG	343,552	10,461
	Wm Morrison Supermarkets plc	3,984,782	10,294

54

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Kingfisher plc	3,767,704	10,107
*	Just Eat plc	1,032,067	9,828
	Admiral Group plc	367,293	9,613
	Hiscox Ltd.	494,643	9,552
	Centrica plc	10,082,216	9,488
	Polymetal International plc	552,047	9,080
	Bellway plc	220,152	9,011
	Direct Line Insurance Group plc	2,454,202	8,653
	Cobham plc	4,225,720	8,644
	Phoenix Group Holdings plc	933,793	8,529
	Pennon Group plc	730,291	8,491
	Derwent London plc	180,290	8,297
	Travis Perkins plc	442,488	8,219
	Marks & Spencer Group plc	3,465,559	8,164
	Weir Group plc	464,538	8,114
	Schroders plc	199,664	8,004
	International Consolidated Airlines Group SA (London Shares)	1,131,233	7,787
	Howden Joinery Group plc	1,025,585	7,676
	J Sainsbury plc	2,852,901	7,518
2	Merlin Entertainments plc	1,269,191	7,477
	G4S plc	2,763,776	7,412
	Tate & Lyle plc	839,374	7,321
	B&M European Value Retail SA	1,512,516	7,256
	TUI AG (XLON)	540,902	7,076
	Micro Focus International plc	504,916	6,930
	Antofagasta plc	611,777	6,890
2	ConvaTec Group plc	2,631,025	6,722
	Hikma Pharmaceuticals plc	252,508	6,576
	Investec plc	1,157,095	6,560
	JD Sports Fashion plc	643,018	6,396
	IMI plc	480,133	6,244
	Inchcape plc	740,769	6,193
	AVEVA Group plc	112,960	6,121
2	Quilter plc	3,360,735	5,963
	easyJet plc	343,653	5,513
	Cineworld Group plc	1,798,391	5,182
	John Wood Group plc	1,155,366	5,073
	Evraz plc	958,628	4,575
	NMC Health plc	150,837	4,276
	Ashmore Group plc	693,391	4,182
	Virgin Money UK plc	2,204,271	3,922
	Babcock International Group plc	445,730	3,201
	Renishaw plc	61,670	3,032
	Fresnillo plc	324,930	3,002
	KAZ Minerals plc	385,288	2,355
	Micro Focus International plc ADR	107,303	1,472
	British American Tobacco plc ADR	200	7
			4,324,776
Total Common Stocks (Cost $34,081,164)			38,948,309

	Coupon	Maturity Date	Face Amount ($000)
Corporate Bonds (0.0%)
Britannia Industries Ltd. (Cost $43)	8.000%	8/28/22	3,121	45

55

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2019

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (0.9%)[1]
Money Market Fund (0.9%)
3,4	Vanguard Market Liquidity Fund	1.984%		3,400,843	340,119

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	1.954%	11/7/19	5,000	4,999
5	United States Treasury Bill	2.135%	11/14/19	9,000	8,995
5	United States Treasury Bill	2.082%	12/26/19	400	399
5	United States Treasury Bill	1.872%	2/20/20	3,600	3,583
					17,976
Total Temporary Cash Investments (Cost $358,051)					358,095
Total Investments (100.4%) (Cost $34,439,258)					39,306,449
Other Assets and Liabilities—Net (-0.4%)[4]					(153,005)
Net Assets (100%)					39,153,444

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $264,324,000.
§	Security value determined using significant unobservable inputs.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 0.3%, respectively, of net assets.

2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2019, the aggregate value of these securities was $564,429,000, representing 1.4% of net assets.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $339,962,000 was received for securities on loan.
5	Securities with a value of $12,278,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

56

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
Common Stocks (99.1%)[1]
Australia (4.5%)
^	JB Hi-Fi Ltd.	315,812	8,071
	carsales.com Ltd.	603,956	6,472
	Reliance Worldwide Corp. Ltd.	2,221,365	6,464
	nib holdings Ltd.	1,268,894	6,134
	Cromwell Property Group	6,672,399	6,097
	Independence Group NL	1,355,757	5,938
	Link Administration Holdings Ltd.	1,434,914	5,533
*	Saracen Mineral Holdings Ltd.	2,126,605	5,502
	Steadfast Group Ltd.	2,179,067	5,396
	Nine Entertainment Co. Holdings Ltd.	4,035,604	5,121
	Appen Ltd.	300,715	4,518
	Charter Hall Long Wale REIT	1,136,898	4,503
	Regis Resources Ltd.	1,306,492	4,428
^,*	NEXTDC Ltd.	960,107	4,243
	IRESS Ltd.	468,969	4,119
2	Viva Energy Group Ltd.	2,943,271	4,054
	BWP Trust	1,397,381	3,995
	Bapcor Ltd.	810,288	3,994
	Breville Group Ltd.	361,103	3,824
	Mineral Resources Ltd.	387,049	3,807
	Pendal Group Ltd.	765,346	3,779
	St. Barbara Ltd.	1,937,502	3,738
	Healius Ltd.	1,642,798	3,492
*	Lynas Corp. Ltd.	1,921,441	3,290
	GrainCorp Ltd. Class A	636,242	3,171
	Charter Hall Retail REIT	1,022,766	3,107
*	Nanosonics Ltd.	659,870	3,087
	Perenti Global Ltd.	1,883,940	2,968
	Premier Investments Ltd.	222,753	2,952
^	InvoCare Ltd.	323,250	2,922
^	Corporate Travel Management Ltd.	234,302	2,846
^	Webjet Ltd.	362,445	2,825
^	Credit Corp. Group Ltd.	129,034	2,787
	Abacus Property Group	1,012,609	2,722
	Viva Energy REIT	1,352,749	2,696
	National Storage REIT	2,100,287	2,695
	Super Retail Group Ltd.	401,192	2,636
	Monadelphous Group Ltd.	246,252	2,606
*	PolyNovo Ltd.	1,635,577	2,543
	IPH Ltd.	456,844	2,541
	Growthpoint Properties Australia Ltd.	797,430	2,344
	G8 Education Ltd.	1,284,168	2,279
	ARB Corp. Ltd.	181,301	2,263
^	Clinuvel Pharmaceuticals Ltd.	107,000	2,255
	Ingenia Communities Group	732,920	2,221
^	Bingo Industries Ltd.	1,330,686	2,201
^	Blackmores Ltd.	36,783	2,190
*	Jumbo Interactive Ltd.	141,506	2,163
	Technology One Ltd.	417,620	2,122
	Collins Foods Ltd.	300,310	2,118
	Pro Medicus Ltd.	114,934	2,109
	Aventus Group	1,114,067	2,102
	Costa Group Holdings Ltd.	1,058,292	2,081
	Brickworks Ltd.	161,108	2,011
*	Resolute Mining Ltd.	2,378,196	1,992
*	Zip Co. Ltd.	762,110	1,971
*	Perseus Mining Ltd.	3,207,086	1,900
*	Avita Medical Ltd.	4,633,603	1,900
^,*	nearmap Ltd.	1,014,603	1,864
*	Gold Road Resources Ltd.	2,359,978	1,852
	Sandfire Resources NL	457,526	1,827

57

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	SmartGroup Corp. Ltd.	232,147	1,827
	GUD Holdings Ltd.	236,887	1,767
	Centuria Metropolitan REIT	848,348	1,744
^,*	Bellamy’s Australia Ltd.	196,132	1,729
^	Aveo Group	1,169,514	1,726
	Service Stream Ltd.	970,945	1,726
*	AP Eagers Ltd.	201,972	1,706
*	Silver Lake Resources Ltd.	2,120,649	1,698
	McMillan Shakespeare Ltd.	152,775	1,690
	Arena REIT	806,864	1,684
	Centuria Industrial REIT	695,694	1,639
	NRW Holdings Ltd.	1,031,272	1,604
*	EML Payments Ltd.	582,462	1,604
	Genworth Mortgage Insurance Australia Ltd.	588,569	1,583
	Charter Hall Social Infrastructure REIT	630,020	1,576
	Western Areas Ltd.	709,093	1,563
	Tassal Group Ltd.	535,877	1,530
*	Mayne Pharma Group Ltd.	4,208,619	1,490
	Ramelius Resources Ltd.	1,724,451	1,485
	Elders Ltd.	364,848	1,485
	GWA Group Ltd.	734,646	1,474
^	Bega Cheese Ltd.	590,959	1,457
^,*	Mesoblast Ltd.	1,179,604	1,448
*	Cooper Energy Ltd.	3,772,785	1,442
*	IMF Bentham Ltd.	604,482	1,418
^	Netwealth Group Ltd.	231,250	1,403
	Estia Health Ltd.	720,318	1,395
*	Westgold Resources Ltd.	829,718	1,349
	Lovisa Holdings Ltd.	144,070	1,336
2	Coronado Global Resources Inc.	791,093	1,306
	GDI Property Group	1,215,075	1,306
	Freedom Foods Group Ltd.	351,570	1,298
	Select Harvests Ltd.	260,312	1,293
	Southern Cross Media Group Ltd.	2,117,561	1,196
	Sigma Healthcare Ltd.	2,909,829	1,166
	oOh!media Ltd.	596,940	1,135
	Australian Pharmaceutical Industries Ltd.	1,224,238	1,119
	Inghams Group Ltd.	521,802	1,117
*	Emeco Holdings Ltd.	907,108	1,117
	SeaLink Travel Group Ltd.	315,152	1,114
	FlexiGroup Ltd.	811,053	1,090
^,*	Orocobre Ltd.	603,104	1,086
	Rural Funds Group	889,032	1,083
*	AMA Group Ltd.	1,135,276	1,075
^,*	Pilbara Minerals Ltd.	4,781,978	1,068
*	Carnarvon Petroleum Ltd.	4,077,083	1,065
	HUB24 Ltd.	124,355	1,056
	Mount Gibson Iron Ltd.	1,871,588	977
	Accent Group Ltd.	922,895	960
*	Pact Group Holdings Ltd.	561,898	938
^,*	Bubs Australia Ltd.	1,181,598	918
^	New Hope Corp. Ltd.	622,816	912
	Eclipx Group Ltd.	834,933	903
*	Senex Energy Ltd.	3,483,111	862
	Hotel Property Investments	388,692	859
*	Jupiter Mines Ltd.	3,710,480	854
*	Australian Agricultural Co. Ltd.	1,238,061	841
^	BWX Ltd.	309,960	837
^,*	Myer Holdings Ltd.	2,193,488	822
*	Starpharma Holdings Ltd.	1,027,690	821
	Cedar Woods Properties Ltd.	167,395	818
	Regis Healthcare Ltd.	359,100	798
	Infigen Energy	1,750,996	770
	HT&E Ltd.	662,911	753

58

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
*	Seven West Media Ltd.	2,575,837	707
	Aurelia Metals Ltd.	2,163,289	700
^,*	Galaxy Resources Ltd.	1,078,240	693
	Village Roadshow Ltd.	308,492	681
*	Asaleo Care Ltd.	1,009,516	666
	ERM Power Ltd.	371,992	617
	OFX Group Ltd.	612,285	590
^,*	Dacian Gold Ltd.	574,967	581
	Navigator Global Investments Ltd.	331,503	561
	Japara Healthcare Ltd.	678,398	523
	MACA Ltd.	789,948	518
	SG Fleet Group Ltd.	310,666	517
	Virtus Health Ltd.	163,448	463
^	SpeedCast International Ltd.	631,077	433
^,*	Superloop Ltd.	527,493	398
^,*	Karoon Energy Ltd. (XASX)	570,940	381
*	Karoon Energy Ltd.	538,623	360
^,*	New Century Resources Ltd.	1,322,391	341
	WPP AUNZ Ltd.	907,061	334
	Vita Group Ltd.	397,092	333
	Decmil Group Ltd.	546,477	323
^,*	Syrah Resources Ltd.	1,131,216	312
*	Intega Group Ltd.	740,647	289
*	Cardno Ltd.	740,647	265
*	Liquefied Natural Gas Ltd.	1,676,153	260
^,*	Clean TeQ Holdings Ltd.	1,509,832	249
*	Ainsworth Game Technology Ltd.	412,688	227
*,§	SGH Energy Pty Ltd.	1,906,834	—
*,§	DSHE Holdings Ltd.	201,826	—
			298,614
Austria (0.8%)
	Wienerberger AG	313,781	8,499
	IMMOFINANZ AG	258,411	7,430
	CA Immobilien Anlagen AG	191,260	7,370
2	BAWAG Group AG	121,052	5,003
	Lenzing AG	36,943	3,891
	Oesterreichische Post AG	92,575	3,412
	S IMMO AG	128,520	3,255
	UNIQA Insurance Group AG	303,240	2,916
	Schoeller-Bleckmann Oilfield Equipment AG	30,711	1,755
	DO & CO AG	18,262	1,699
	EVN AG	81,452	1,491
	Strabag SE	43,491	1,444
	Flughafen Wien AG	27,014	1,108
	Palfinger AG	27,859	796
^	Porr AG	28,669	679
*	Zumtobel Group AG	78,630	625
	Agrana Beteiligungs AG	30,612	591
	Kapsch TrafficCom AG	14,268	450
*,§	Strabag SE Rights Exp. 06/28/2021	38,689	56
			52,470
Belgium (1.5%)
	Cofinimmo SA	71,963	10,647
	Warehouses De Pauw CVA	49,814	9,242
	Elia System Operator SA	97,507	8,410
	Aedifica SA	68,481	8,232
	Barco NV	27,014	5,883
	Euronav NV	450,944	5,086
	KBC Ancora	99,246	4,732
	Ontex Group NV	222,668	4,039
	D’ieteren SA	63,165	3,989
	Befimmo SA	58,687	3,794
^	Melexis NV	51,645	3,624
	bpost SA	280,501	3,206

59

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Gimv NV	51,383	3,086
	Montea C.V.A	33,458	3,036
	Bekaert SA	98,241	2,742
	Retail Estates NV	27,880	2,662
	Kinepolis Group NV	35,482	2,360
*	Tessenderlo Chemie NV (Voting Shares)	70,938	2,347
	Titan Cement International SA	100,803	2,125
*	AGFA-Gevaert NV	461,677	2,107
	Fagron	105,806	2,009
	Cie d’Entreprises CFE	19,042	1,836
	Orange Belgium SA	76,775	1,690
^,*	Mithra Pharmaceuticals SA	38,611	1,158
	Econocom Group SA	360,006	939
*	Ion Beam Applications	56,066	896
	EVS Broadcast Equipment SA	35,479	871
	Wereldhave Belgium Comm VA	6,436	576
	Van de Velde NV	14,536	392
			101,716
Brazil (1.5%)
	TOTVS SA	437,804	6,799
	Cia de Saneamento do Parana	281,100	6,392
	Qualicorp Consultoria e Corretora de Seguros SA	666,200	5,299
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	721,404	4,844
	Linx SA	424,834	3,675
	MRV Engenharia e Participacoes SA	825,500	3,621
	Cia de Saneamento de Minas Gerais-COPASA	177,670	2,990
	Iguatemi Empresa de Shopping Centers SA	243,200	2,905
	Metalurgica Gerdau SA Preference Shares Class A	1,822,000	2,858
	Cia Hering	353,900	2,777
	Light SA	546,600	2,712
	Aliansce Sonae Shopping Centers sa	244,237	2,591
	Duratex SA	782,700	2,564
*	Gol Linhas Aereas Inteligentes SA Preference Shares	277,900	2,536
	Ez Tec Empreendimentos e Participacoes SA	205,822	2,114
	Banco Inter SA	157,252	2,031
	BK Brasil Operacao e Assessoria a Restaurantes SA	431,600	2,013
	Cia de Locacao das Americas	455,553	1,961
	EcoRodovias Infraestrutura e Logistica SA	568,700	1,950
	Arezzo Industria e Comercio SA	122,700	1,808
*	Cosan Logistica SA	349,800	1,769
	Alupar Investimento SA	290,509	1,758
*	Marfrig Global Foods SA	605,512	1,623
	Iochpe Maxion SA	365,544	1,590
	Smiles Fidelidade SA	165,900	1,531
	Marcopolo SA Preference Shares	1,571,032	1,422
	AES Tiete Energia SA	445,365	1,300
	Santos Brasil Participacoes SA	762,030	1,300
	Randon Participacoes SA Preference Shares	502,788	1,298
*	Omega Geracao SA	145,600	1,241
	Construtora Tenda SA	205,436	1,209
	Guararapes Confeccoes SA	240,800	1,197
	SLC Agricola SA	260,200	1,175
*	Eneva SA	139,025	1,139
	Movida Participacoes SA	302,700	1,136
*	BR Properties SA	356,739	1,081
*	Minerva SA	404,200	1,042
	Unipar Carbocloro SA Preference Shares	136,726	989
*	Even Construtora e Incorporadora SA	323,122	982
2	Ser Educacional SA	162,098	963
	Tupy SA	175,631	838
	Instituto Hermes Pardini SA	131,800	764
	Mahle-Metal Leve SA	118,700	727
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	209,072	692
	Wiz Solucoes e Corretagem de Seguros SA	243,200	661

60

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Alliar Medicos A Frente SA	145,900	659
	Camil Alimentos SA	407,300	657
	Enauta Participacoes SA	189,900	623
	Direcional Engenharia SA	197,794	589
	Anima Holding SA	108,862	581
2	Banco Inter SA Preference Shares	131,600	562
*	Dommo Energia SA	304,080	508
	LOG Commercial Properties e Participacoes SA	72,965	460
	Dimed SA Distribuidora da Medicamentos	2,489	324
			98,830
Canada (14.0%)
	Open Text Corp.	719,302	29,065
^	Emera Inc.	667,227	27,624
^	Kirkland Lake Gold Ltd.	519,186	24,381
	Algonquin Power & Utilities Corp.	1,364,514	18,741
	CAE Inc.	742,753	18,627
	Canadian Apartment Properties REIT	445,100	18,533
	WSP Global Inc.	291,299	18,176
	CCL Industries Inc. Class B	410,208	16,884
*	Kinross Gold Corp.	3,456,744	16,797
	First Quantum Minerals Ltd.	1,900,397	16,059
	Gildan Activewear Inc.	559,483	14,294
	iA Financial Corp. Inc.	296,113	14,260
	Keyera Corp.	590,410	13,686
	H&R REIT	799,090	13,517
^	Parkland Fuel Corp.	405,180	13,459
	Onex Corp.	228,904	13,457
	TMX Group Ltd.	153,094	13,376
^	Allied Properties REIT	324,568	13,204
*	Air Canada Class B	367,294	13,079
	Empire Co. Ltd.	475,946	12,637
	Ritchie Bros Auctioneers Inc.	299,887	12,338
	Toromont Industries Ltd.	217,933	11,253
^	AltaGas Ltd.	757,257	11,016
	Element Fleet Management Corp.	1,208,173	10,274
	Cameco Corp.	1,111,082	9,921
*	B2Gold Corp.	2,754,376	9,682
	Pan American Silver Corp.	567,821	9,644
	Yamana Gold Inc.	2,634,631	9,622
*	Descartes Systems Group Inc.	233,435	9,083
*	Stars Group Inc.	416,570	9,065
	Lundin Mining Corp.	1,791,494	9,045
	CI Financial Corp.	621,310	9,043
	SNC-Lavalin Group Inc.	489,871	8,856
	SmartCentres REIT	353,142	8,537
*	Detour Gold Corp.	493,890	8,201
	Methanex Corp.	213,264	8,081
^,*	Aurora Cannabis Inc.	2,254,348	8,079
	Finning International Inc.	458,506	7,808
	West Fraser Timber Co. Ltd.	165,850	7,669
	Boyd Group Income Fund	54,983	7,667
^,*	Cronos Group Inc.	933,583	7,641
	Choice Properties REIT	712,391	7,518
	Quebecor Inc. Class B	322,670	7,501
	FirstService Corp.	85,569	7,469
*	Bombardier Inc. Class B	5,922,263	7,464
	Atco Ltd.	208,900	7,343
*	BlackBerry Ltd.	1,379,479	7,248
	TFI International Inc.	224,898	7,166
	Gibson Energy Inc.	399,792	6,969
^,*	Canada Goose Holdings Inc.	164,297	6,873
	Capital Power Corp.	286,409	6,865
	Granite REIT	136,880	6,778
	Northland Power Inc.	331,530	6,620

61

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Stantec Inc.	308,298	6,577
^	Chartwell Retirement Residences	584,615	6,543
	Colliers International Group Inc.	96,738	6,482
	Dream Global REIT	508,101	6,435
^	PrairieSky Royalty Ltd.	648,256	6,329
	First Capital Realty Inc.	371,646	6,151
	Canadian Western Bank	239,219	6,057
	Tourmaline Oil Corp.	704,461	6,044
	Premium Brands Holdings Corp.	89,945	5,934
	Alamos Gold Inc. Class A	1,089,416	5,931
	Crescent Point Energy Corp.	1,522,849	5,561
*	Parex Resources Inc.	391,085	5,300
*	Centerra Gold Inc.	607,609	5,181
^	Cominar REIT	503,794	5,137
^	Vermilion Energy Inc.	388,519	5,133
*	SSR Mining Inc.	337,655	4,994
*	Great Canadian Gaming Corp.	157,140	4,970
*	IAMGOLD Corp.	1,291,761	4,855
*	Pretium Resources Inc.	477,194	4,808
^,*	First Majestic Silver Corp.	446,433	4,772
^,*	NovaGold Resources Inc.	655,437	4,767
^	Cott Corp.	369,951	4,753
	BRP Inc.	104,659	4,695
	TransAlta Corp.	790,492	4,669
*	Kinaxis Inc.	70,316	4,490
^	Stella-Jones Inc.	156,745	4,346
*	Ivanhoe Mines Ltd.	1,747,696	4,339
^	Innergex Renewable Energy Inc.	337,662	4,215
	Osisko Gold Royalties Ltd.	426,025	4,192
	Linamar Corp.	128,339	4,185
*	Seven Generations Energy Ltd. Class A	746,177	4,181
^	ARC Resources Ltd.	980,295	4,153
^	Genworth MI Canada Inc.	102,630	4,145
	OceanaGold Corp.	1,727,787	4,145
*	Alacer Gold Corp.	834,306	4,130
^	Laurentian Bank of Canada	116,554	4,009
	Norbord Inc.	135,473	3,911
^	Enerplus Corp.	643,303	3,883
	Maple Leaf Foods Inc.	216,811	3,781
*	Endeavour Mining Corp.	208,569	3,777
	Eldorado Gold Corp.	440,925	3,713
	WestJet Airlines Ltd.	154,598	3,595
^	Superior Plus Corp.	395,366	3,569
^	Boardwalk REIT	107,128	3,553
*	Torex Gold Resources Inc.	235,378	3,444
	NFI Group Inc.	155,725	3,425
^,*	Home Capital Group Inc. Class B	163,635	3,368
^	Artis REIT	350,473	3,300
	Enghouse Systems Ltd.	109,702	3,196
^	Whitecap Resources Inc.	1,132,253	3,155
	Winpak Ltd.	85,786	3,038
^	Dream Office REIT	135,633	3,017
*	SEMAFO Inc.	929,521	2,999
^	Cineplex Inc.	174,611	2,976
	Northview Apartment REIT	130,599	2,862
^	North West Co. Inc.	133,481	2,856
	Russel Metals Inc.	171,450	2,814
*	ATS Automation Tooling Systems Inc.	205,840	2,794
^,*	Aphria Inc.	557,449	2,793
^	TransAlta Renewables Inc.	258,658	2,785
	Cogeco Communications Inc.	31,099	2,688
*	MEG Energy Corp.	693,267	2,663
	Hudbay Minerals Inc.	655,594	2,379
^	Transcontinental Inc. Class A	205,239	2,344

62

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Aecon Group Inc.	162,001	2,239
	Pason Systems Inc.	207,868	2,232
*	Celestica Inc.	305,464	2,213
^	Corus Entertainment Inc. Class B	569,880	2,189
	Westshore Terminals Investment Corp.	125,810	2,182
*	Canfor Corp.	175,520	2,122
	Hudson’s Bay Co.	278,006	2,107
	ECN Capital Corp.	607,598	2,007
^	ShawCor Ltd.	196,412	1,977
	Enerflex Ltd.	249,269	1,953
	Martinrea International Inc.	228,888	1,866
^	Mullen Group Ltd.	275,914	1,718
	Cascades Inc.	180,698	1,711
^,*	Baytex Energy Corp.	1,489,304	1,662
^	First National Financial Corp.	43,028	1,401
	Secure Energy Services Inc.	427,289	1,376
*	Lightspeed POS Inc.	49,007	1,278
*	Turquoise Hill Resources Ltd.	2,779,858	1,140
	Birchcliff Energy Ltd.	729,546	1,113
^	TORC Oil & Gas Ltd.	399,915	1,020
*	Gran Tierra Energy Inc. (XTSE)	922,348	980
*	Kelt Exploration Ltd.	422,502	924
*	Precision Drilling Corp.	826,756	879
^,*	Paramount Resources Ltd. Class A	195,349	762
^	Just Energy Group Inc.	280,445	649
^	Morguard REIT	68,596	593
*,§	Tahoe Resources Inc. CVR Exp. 02/26/2028	857,559	332
*	Gran Tierra Energy Inc. (XASE)	193,660	209
	Dorel Industries Inc. Class B	35,583	135
*,§	Great Basin Gold Ltd. NVDR	345,634	—
			930,450
Chile (0.2%)
	Vina Concha y Toro SA	918,224	1,694
	CAP SA	216,719	1,591
	SONDA SA	1,470,289	1,575
	Inversiones Aguas Metropolitanas SA	1,232,153	1,469
*	Cia Sud Americana de Vapores SA	38,263,659	1,258
	SMU SA	6,356,628	1,227
	Inversiones La Construccion SA	92,777	1,123
	Ripley Corp. SA	1,712,863	987
	Salfacorp SA	898,338	757
	Besalco SA	682,175	459
	Forus SA	227,549	414
	Empresas Tricot SA	331,621	310
			12,864
China (3.9%)
^,*	ArtGo Holdings Ltd.	6,270,000	4,409
	SSY Group Ltd.	3,981,324	3,320
*	HUYA Inc. ADR	140,209	3,118
*	Zai Lab Ltd. ADR	91,265	3,084
*	BEST Inc. ADR	495,075	2,822
2	A-Living Services Co. Ltd.	927,500	2,807
	Fanhua Inc. ADR	110,013	2,775
^,*	Baozun Inc. ADR	62,297	2,711
	China Lesso Group Holdings Ltd.	2,595,812	2,680
*	China First Capital Group Ltd.	9,188,000	2,613
	Yuzhou Properties Co. Ltd.	6,062,896	2,561
	Powerlong Real Estate Holdings Ltd.	3,844,000	2,548
	Kaisa Group Holdings Ltd.	5,772,000	2,524
	Greentown Service Group Co. Ltd.	2,196,000	2,492
2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd.	400,315	2,455
	Ausnutria Dairy Corp. Ltd.	1,644,000	2,452
	China Oriental Group Co. Ltd.	6,760,000	2,359

63

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
^	Chinasoft International Ltd.	5,400,304	2,321
	China Overseas Property Holdings Ltd.	3,700,000	2,259
2	Fu Shou Yuan International Group Ltd.	2,556,000	2,256
^	China Grand Pharmaceutical and Healthcare Holdings Ltd.	3,750,240	2,149
*	Canadian Solar Inc.	125,874	2,149
2	Hua Hong Semiconductor Ltd.	1,060,540	2,133
	Yuexiu REIT	3,176,207	2,111
	China SCE Group Holdings Ltd.	4,590,000	2,103
*	LexinFintech Holdings Ltd. ADR	177,477	2,013
	China Yongda Automobiles Services Holdings Ltd.	2,359,500	2,003
	Fufeng Group Ltd.	4,292,864	1,978
	China Water Affairs Group Ltd.	2,583,600	1,974
*	21Vianet Group Inc. ADR	225,111	1,909
	Zhongyu Gas Holdings Ltd.	1,895,000	1,836
	Xtep International Holdings Ltd.	3,121,879	1,813
	Ronshine China Holdings Ltd.	1,622,000	1,811
	Digital China Holdings Ltd.	3,466,588	1,807
	China Overseas Grand Oceans Group Ltd.	3,453,500	1,787
	Tong Ren Tang Technologies Co. Ltd.	1,721,516	1,714
	Hollysys Automation Technologies Ltd.	118,523	1,672
	Zhenro Properties Group Ltd.	2,457,000	1,661
	Yuexiu Transport Infrastructure Ltd.	1,780,000	1,643
^,2	Redco Properties Group Ltd.	2,528,000	1,632
	NetDragon Websoft Holdings Ltd.	670,590	1,535
	Lonking Holdings Ltd.	5,510,313	1,527
	China Education Group Holdings Ltd.	1,001,000	1,495
	China Suntien Green Energy Corp. Ltd.	5,106,762	1,481
*,2	China Logistics Property Holdings Co. Ltd.	3,806,000	1,481
2	China Yuhua Education Corp. Ltd.	2,580,000	1,480
*,2	Shanghai Junshi Biosciences Co. Ltd.	408,000	1,458
	Greatview Aseptic Packaging Co. Ltd.	2,863,000	1,443
^	Oshidori International Holdings Ltd.	11,901,600	1,439
	Dongyue Group Ltd.	3,016,000	1,413
	Shougang Concord International Enterprises Co. Ltd.	29,726,232	1,401
^	Skyworth Group Ltd.	5,420,497	1,401
	Sany Heavy Equipment International Holdings Co. Ltd.	2,584,000	1,355
2	Midea Real Estate Holding Ltd.	534,800	1,331
	Vinda International Holdings Ltd.	702,873	1,325
*	Q Technology Group Co. Ltd.	995,000	1,319
2	Genertec Universal Medical Group Co. Ltd.	1,883,309	1,287
	China Maple Leaf Educational Systems Ltd.	4,066,000	1,277
*,2	CStone Pharmaceuticals	944,500	1,267
2	Zhou Hei Ya International Holdings Co. Ltd.	2,511,500	1,263
*	JinkoSolar Holding Co. Ltd. ADR	86,892	1,255
	Tianneng Power International Ltd.	1,902,468	1,243
^,*	Qutoutiao Inc. ADR	289,226	1,203
	Bank of Chongqing Co. Ltd.	2,002,343	1,176
*	Bitauto Holdings Ltd. ADR	77,369	1,171
^	Jinchuan Group International Resources Co. Ltd.	14,457,000	1,160
	China Tian Lun Gas Holdings Ltd.	1,201,900	1,135
*	Qudian Inc. ADR	163,600	1,134
	Skyfame Realty Holdings Ltd.	8,070,000	1,132
^	Hisense Home Appliances Group Co. Ltd.	1,197,173	1,106
	Tiangong International Co. Ltd.	3,058,000	1,092
	Sinopec Kantons Holdings Ltd.	2,663,962	1,086
^,*	Kasen International Holdings Ltd.	1,746,000	1,080
	China Dongxiang Group Co. Ltd.	9,493,000	1,065
^,*	Leyou Technologies Holdings Ltd.	3,195,000	1,057
	LVGEM China Real Estate Investment Co. Ltd.	2,932,000	1,055
	Dah Chong Hong Holdings Ltd.	2,222,988	1,014
^,*,2	China Metal Resources Utilization Ltd.	2,504,000	990
*	Lifetech Scientific Corp.	5,706,058	967
^	O-Net Technologies Group Ltd.	1,690,000	956
	Consun Pharmaceutical Group Ltd.	1,569,000	939

64

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	China Resources Medical Holdings Co. Ltd.	1,628,291	934
*	Daqo New Energy Corp. ADR	24,583	933
*,2	Maoyan Entertainment	643,200	925
*	Hi Sun Technology China Ltd.	5,223,101	906
^,*	Zhuguang Holdings Group Co. Ltd.	6,600,000	901
*	Tianli Education International Holdings Ltd.	2,081,000	901
	Comba Telecom Systems Holdings Ltd.	3,909,959	899
	West China Cement Ltd.	5,595,200	897
	E-House China Enterprise Holdings Ltd.	771,600	884
	China ZhengTong Auto Services Holdings Ltd.	2,935,000	878
*	Noah Holdings Ltd. ADR	28,970	877
*	Sohu.com Ltd. ADR	83,419	855
	China Lilang Ltd.	1,044,000	840
*	Shanghai Fudan Microelectronics Group Co. Ltd.	1,108,000	839
*	Will Semiconductor Ltd. Class A	53,679	838
*,§	SMI Holdings Group Ltd.	2,800,800	836
2	China Everbright Greentech Ltd.	1,457,000	813
^,*,2	Yixin Group Ltd.	3,394,000	808
^	Tongda Group Holdings Ltd.	9,882,346	804
^	Texhong Textile Group Ltd.	796,000	804
	Beijing Capital Land Ltd.	2,352,000	790
	JNBY Design Ltd.	551,000	785
	Fantasia Holdings Group Co. Ltd.	5,164,500	782
	CMBC Capital Holdings Ltd.	43,210,876	782
	TCL Electronics Holdings Ltd.	1,644,122	779
	Concord New Energy Group Ltd.	15,470,000	778
*	PPDAI Group Inc. ADR	275,609	772
^,*	Wise Talent Information Technology Co. Ltd.	306,400	769
	China Shineway Pharmaceutical Group Ltd.	784,343	755
	PAX Global Technology Ltd.	1,722,062	752
	Greenland Hong Kong Holdings Ltd.	2,182,000	752
	Guangdong Provincial Expressway Development Co. Ltd. Class B	1,019,194	749
	Wasion Holdings Ltd.	1,485,454	736
	Hangzhou Steam Turbine Co. Ltd. Class B	818,376	699
^,*	Sogou Inc. ADR	128,700	663
	Xingda International Holdings Ltd.	2,368,000	660
2	Shanghai Haohai Biological Technology Co. Ltd.	112,100	647
^	Wisdom Education International Holdings Co. Ltd.	1,494,000	640
	Chaowei Power Holdings Ltd.	1,723,563	624
*	COSCO Shipping International Singapore Co. Ltd.	2,824,100	601
	Shanghai Industrial Urban Development Group Ltd.	4,782,000	597
^,2	Yadea Group Holdings Ltd.	2,730,000	592
	Huangshan Tourism Development Co. Ltd. Class B	645,600	584
*	Beijing Enterprises Clean Energy Group Ltd.	50,840,000	576
	Colour Life Services Group Co. Ltd.	1,014,000	574
*,2	Ascletis Pharma Inc.	1,285,000	572
	China High Speed Transmission Equipment Group Co. Ltd.	964,300	569
	Shanghai Jin Jiang Capital Co. Ltd.	3,777,480	563
*	China Modern Dairy Holdings Ltd.	3,944,000	562
	Qingling Motors Co. Ltd.	2,320,929	562
	Shanghai Highly Group Co. Ltd. Class B	772,200	554
	China Merchants Land Ltd.	3,866,000	546
	INESA Intelligent Tech Inc. Class B	853,906	538
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	748,000	536
	Shandong Airlines Co. Ltd. Class B	424,448	510
	Sinofert Holdings Ltd.	4,938,000	503
	CPMC Holdings Ltd.	1,258,000	503
	Shanghai Diesel Engine Co. Ltd. Class B	994,300	485
	Dongjiang Environmental Co. Ltd.	579,800	484
*,2	Haichang Ocean Park Holdings Ltd.	4,348,000	477
	CITIC Resources Holdings Ltd.	7,272,000	472
	China Fangda Group Co. Ltd. Class B	1,252,700	472
	Luthai Textile Co. Ltd. Class B	500,592	468
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	38,700	468

65

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
*	Landing International Development Ltd.	4,117,200	467
*	Harbin Electric Co. Ltd.	1,829,813	466
*	Ovctek China Inc. Class A	61,700	448
^,*	Beijing Gas Blue Sky Holdings Ltd.	17,272,000	444
	Tianjin Port Development Holdings Ltd.	4,755,976	436
	Guorui Properties Ltd.	2,202,000	423
	Sinosoft Technology Group Ltd.	2,040,000	421
*	Visionox Technology Inc. Class A	195,900	415
	361 Degrees International Ltd.	2,007,000	411
	Ajisen China Holdings Ltd.	1,424,408	409
*	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	53,900	407
*	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	61,500	402
	Eastern Communications Co. Ltd. Class B	748,650	401
*	Nanyang Topsec Technologies Group Inc. Class A	170,800	390
	Centre Testing International Group Co. Ltd. Class A	194,500	387
	Weiqiao Textile Co.	1,433,000	378
	Xiamen International Port Co. Ltd.	2,659,000	373
*	China Index Holdings Ltd. ADR	113,649	373
^,*	Grand Baoxin Auto Group Ltd.	1,855,359	372
*,2	Tian Ge Interactive Holdings Ltd.	1,365,000	365
*	Shang Gong Group Co. Ltd. Class B	731,712	361
*	Jiajiayue Group Co. Ltd. Class A	98,000	356
*,§	China Huiyuan Juice Group Ltd.	1,333,000	344
2	Ozner Water International Holding Ltd.	1,800,000	342
*	Asymchem Laboratories Tianjin Co. Ltd. Class A	18,655	338
	Dawnrays Pharmaceutical Holdings Ltd.	1,849,000	328
*	Guangzhou Wondfo Biotech Co. Ltd. Class A	46,300	326
*	Chengzhi Co. Ltd. Class A	164,200	324
	Shandong Sinocera Functional Material Co. Ltd. Class A	111,800	321
*	China Tianying Inc. Class A	361,600	321
	Launch Tech Co. Ltd.	633,000	320
*	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	53,400	316
*	Chongqing Iron & Steel Co. Ltd. Class A	1,249,267	316
*	Weihai Guangwei Composites Co. Ltd. Class A	54,229	314
*	Kama Co. Ltd. Class B	646,212	312
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	67,300	312
	Inner Mongolia Eerduosi Resources Co. Ltd. Class B	426,646	310
	Hangzhou Silan Microelectronics Co. Ltd. Class A	149,000	310
	Accelink Technologies Co. Ltd. Class A	80,000	309
	Fujian Star-net Communication Co. Ltd. Class A	68,500	305
	Beijing Thunisoft Corp. Ltd. Class A	95,300	299
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	137,750	287
	Shenzhen Sunlord Electronics Co. Ltd. Class A	94,900	286
*	Tech-Bank Food Co. Ltd. Class A	129,184	285
*	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	116,700	284
*	Guangdong Provincial Expressway Development Co. Ltd. Class A	251,500	282
*,2	Cogobuy Group	1,689,000	280
*,§	CT Environmental Group Ltd.	6,439,760	279
*	Zhejiang Dingli Machinery Co. Ltd. Class A	31,832	278
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	194,443	277
	Tianjin Development Holdings Ltd.	954,000	275
	Phoenix Media Investment Holdings Ltd.	3,591,783	274
	Jiangsu Yangnong Chemical Co. Ltd. Class A	36,500	271
	Beijing E-Hualu Information Technology Co. Ltd. Class A	57,295	270
	Wuhu Token Science Co. Ltd. Class A	271,110	267
*	Addsino Co. Ltd. Class A	189,300	264
	Chengdu Hongqi Chain Co. Ltd. Class A	214,700	261
*	C&S Paper Co. Ltd. Class A	146,200	259
*	Guangzhou Restaurant Group Co. Ltd. Class A	58,800	258
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	19,950	257
	Wuxi Taiji Industry Co. Ltd. Class A	248,500	257
*	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	411,224	257
	Hainan Poly Pharm Co. Ltd.	30,500	256
	Apeloa Pharmaceutical Co. Ltd. Class A	138,000	256

66

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Chacha Food Co. Ltd. Class A	52,800	251
	Tianshui Huatian Technology Co. Ltd. Class A	324,500	251
*	Glorious Property Holdings Ltd.	6,240,000	250
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	510,200	248
	Minmetals Land Ltd.	1,746,000	247
	Zhuzhou Kibing Group Co. Ltd. Class A	430,900	242
*	PCI-Suntek Technology Co. Ltd. Class A	177,900	241
^,*,§	National Agricultural Holdings Ltd.	1,560,000	237
*	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A	46,800	235
	Grandblue Environment Co. Ltd. Class A	90,200	233
	MLS Co. Ltd. Class A	151,400	233
	Hubei Kaile Science & Technology Co. Ltd. Class A	118,120	232
	Tecon Biology Co. Ltd. Class A	117,800	230
*	China Reform Health Management and Services Group Co. Ltd. Class A	105,900	229
	Fang Holdings Ltd. ADR	113,649	228
	Shanxi Blue Flame Holding Co. Ltd. Class A	144,000	228
*	Huizhou Desay Sv Automotive Co. Ltd. Class A	63,105	224
*	CCOOP Group Co. Ltd. Class A	711,600	224
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	664,350	224
*,§	Mingfa Group International Co. Ltd.	915,541	221
*	Longshine Technology Co. Ltd. Class A	69,700	221
*	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	101,703	220
	B-Soft Co. Ltd. Class A	85,700	220
	TongFu Microelectronics Co. Ltd. Class A	136,000	219
*	Tianjin Guangyu Development Co. Ltd. Class A	222,100	218
*	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	90,800	217
	Beijing Global Safety Technology Co. Ltd. Class A	37,700	216
*	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	188,160	216
*	PharmaBlock Sciences Nanjing Inc. Class A	20,500	215
*	Guangzhou Shangpin Home Collection Co. Ltd. Class A	20,900	214
	Saurer Intelligent Technology Co. Ltd. Class A	225,400	212
*	China Minmetals Rare Earth Co. Ltd. Class A	134,200	212
	Liaoning Wellhope Agri-Tech JSC Ltd. Class A	108,200	207
*	Ming Yang Smart Energy Group Ltd. Class A	115,800	204
	Long Yuan Construction Group Co. Ltd. Class A	181,700	203
*	Capital Environment Holdings Ltd.	9,102,000	201
*	Ecovacs Robotics Co. Ltd. Class A	70,440	200
	Fangda Special Steel Technology Co. Ltd. Class A	172,000	198
	Poly Culture Group Corp. Ltd.	265,614	198
	Jiangsu Guotai International Group Co. Ltd. Class A	261,500	198
*	China Aluminum International Engineering Corp. Ltd. Class A	253,300	198
*,§	China Fiber Optic Network System Group Ltd.	2,215,200	198
*	Hunan Dakang International Food & Agriculture Co. Ltd. Class A	779,000	197
	Sailun Group Co. Ltd.	318,800	194
*	CNHTC Jinan Truck Co. Ltd. Class A	79,000	194
2	Beijing Urban Construction Design & Development Group Co. Ltd.	662,000	190
*	Juewei Food Co. Ltd. Class A	29,300	188
	Chengtun Mining Group Co. Ltd. Class A	271,600	187
	FAWER Automotive Parts Co. Ltd. Class A	286,900	185
*	Guizhou Gas Group Corp. Ltd. Class A	79,100	184
*	Shenzhen Sinovatio Technology Co. Ltd. Class A	12,592	184
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	91,595	183
*	Shenzhen Kinwong Electronic Co. Ltd. Class A	29,800	182
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	90,800	182
	Titan Wind Energy Suzhou Co. Ltd. Class A	199,500	181
*	First Tractor Co. Ltd.	866,954	180
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	18,500	180
*	Jiangsu Hoperun Software Co. Ltd. Class A	93,600	180
	Guizhou Space Appliance Co. Ltd. Class A	49,900	179
	Shanghai Belling Co. Ltd. Class A	82,200	179
*	JiuGui Liquor Co. Ltd. Class A	37,900	178
*	Shanghai Kinetic Medical Co. Ltd. Class A	85,048	178
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	93,600	178
*	Yantai Eddie Precision Machinery Co. Ltd. Class A	45,300	177

67

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Xinjiang Tianshan Cement Co. Ltd. Class A	122,700	176
*	Gree Real Estate Co. Ltd. Class A	245,035	176
	Elion Clean Energy Co. Ltd. Class A	294,700	176
*	Xinyu Iron & Steel Co. Ltd. Class A	278,063	176
*	Victory Giant Technology Huizhou Co. Ltd. Class A	82,100	175
*	Smartac Group China Holdings Ltd.	6,784,000	175
*	Sichuan Shuangma Cement Co. Ltd. Class A	89,400	174
	Luoniushan Co. Ltd. Class A	135,400	174
*	5I5J Holding Group Co. Ltd. Class A	277,600	173
*	Bestsun Energy Co. Ltd. Class A	172,660	173
*	Shenzhen H&T Intelligent Control Co. Ltd. Class A	100,900	169
*	CSSC Science & Technology Co. Ltd. Class A	86,500	169
*	Blue Sail Medical Co. Ltd. Class A	88,793	169
*	Shede Spirits Co. Ltd. Class A	39,100	168
	Beijing VRV Software Corp. Ltd. Class A	170,500	167
	Xiamen Kingdomway Group Co. Class A	60,600	166
§	Shenzhen Tagen Group Co. Ltd. Class A	220,100	166
	China Harzone Industry Corp. Ltd. Class A	109,200	165
	Shenzhen Capchem Technology Co. Ltd. Class A	44,400	163
*	CQ Pharmaceutical Holding Co. Ltd. Class A	204,200	163
*	Zhuzhou Hongda Electronics Corp. Ltd. Class A	45,600	163
	Xiamen Faratronic Co. Ltd. Class A	26,800	162
*	Shanghai Weaver Network Co. Ltd. Class A	17,800	162
	Zhejiang Jinke Culture Industry Co. Ltd. Class A	372,500	162
	Huafu Fashion Co. Ltd. Class A	174,900	161
*	Foshan Gas Group Co. Ltd. Class A	66,700	159
^	Maoye International Holdings Ltd.	2,567,459	159
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	305,600	159
*	Wuhan Jingce Electronic Group Co. Ltd. Class A	28,892	158
*	IKD Co. Ltd. Class A	101,100	158
	Red Avenue New Materials Group Co. Ltd. Class A	64,100	158
*	Fortune Ng Fung Food Hebei Co. Ltd. Class A	144,700	157
	Beibuwan Port Co. Ltd. Class A	128,420	156
*	Zhejiang Narada Power Source Co. Ltd. Class A	103,000	154
*	Anhui Jinhe Industrial Co. Ltd. Class A	58,900	153
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	126,100	153
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	468,700	152
*	Shenzhen Megmeet Electrical Co. Ltd. Class A	54,900	152
*	China Water Industry Group Ltd.	2,460,000	152
*	Shenzhen Anche Technologies Co. Ltd. Class A	22,800	151
*	Fujian Aonong Biological Technology Group Inc. Ltd. Class A	51,100	151
	KPC Pharmaceuticals Inc. Class A	89,400	150
*	Henan Shenhuo Coal & Power Co. Ltd. Class A	225,900	150
*	Guocheng Mining Co. Ltd.	104,700	150
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	86,300	148
*	PW Medtech Group Ltd.	935,000	148
*	Xinhuanet Co. Ltd. Class A	54,600	147
	Ningbo Huaxiang Electronic Co. Ltd. Class A	74,200	147
	Hubei Dinglong Co. Ltd. Class A	113,000	146
*	Sichuan Haite High-tech Co. Ltd. Class A	89,100	145
	Grinm Advanced Materials Co. Ltd. Class A	99,600	144
	Zhejiang Huafeng Spandex Co. Ltd. Class A	196,900	143
*	Sonoscape Medical Corp. Class A	47,200	142
	Maoye Commericial Co. Ltd. Class A	206,124	142
	Shenzhen Gongjin Electronics Co. Ltd. Class A	81,300	142
	Shanghai Maling Aquarius Co. Ltd. Class A	109,600	141
*	Electric Connector Technology Co. Ltd. Class A	29,400	141
	China Zhenhua Group Science & Technology Co. Ltd. Class A	60,700	141
	Shenzhen SDG Information Co. Ltd. Class A	93,900	141
*	Inner Mongolia Xingye Mining Co. Ltd. Class A	198,000	141
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	216,600	140
	Beijing SuperMap Software Co. Ltd. Class A	53,000	139
	Wuhan Department Store Group Co. Ltd. Class A	92,600	139
	Keda Group Co. Ltd. Class A	184,900	139

68

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
*	China Bester Group Telecom Co. Ltd. Class A	39,500	139
	Hand Enterprise Solutions Co. Ltd. Class A	97,700	138
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	189,100	138
	Shenzhen Sunline Tech Co. Ltd. Class A	56,800	138
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A	150,700	137
*	Unilumin Group Co. Ltd. Class A	108,800	137
	Beijing Strong Biotechnologies Inc. Class A	58,800	137
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	132,600	136
	Shandong New Beiyang Information Technology Co. Ltd. Class A	79,600	136
*	Chongqing Iron & Steel Co. Ltd.	1,181,500	135
	Renhe Pharmacy Co. Ltd. Class A	145,500	135
*	Misho Ecology & Landscape Co. Ltd. Class A	79,200	135
*	Huayi Tencent Entertainment Co. Ltd.	10,792,375	134
	Beijing Easpring Material Technology Co. Ltd. Class A	41,700	134
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	87,800	133
	Navtech Inc. Class A	66,600	132
*	Hengdian Entertainment Co. Ltd. Class A	66,800	132
	Shenzhen Heungkong Holding Co. Ltd. Class A	400,500	132
*	Zhejiang Jingu Co. Ltd. Class A	119,200	132
*	Tangrenshen Group Co. Ltd. Class A	88,500	132
*	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	42,000	131
	Befar Group Co. Ltd. Class A	181,300	131
*	Konfoong Materials International Co. Ltd. Class A	23,100	130
	Shanghai Jinjiang International Travel Co. Ltd. Class B	82,562	130
*	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	74,400	129
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	95,500	129
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	92,300	129
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	80,600	129
*	Biem.L.Fdlkk Garment Co. Ltd. Class A	36,000	129
*,§	Anxin-China Holdings Ltd.	2,621,200	129
*	Dashang Co. Ltd. Class A	34,800	129
	Gansu Qilianshan Cement Group Co. Ltd. Class A	90,000	128
*	Hexing Electrical Co. Ltd. Class A	54,420	128
*	Wuhan P&S Information Technology Co. Ltd. Class A	138,600	128
*	Zhejiang Meida Industrial Co. Ltd. Class A	67,800	127
	Shenzhen Desay Battery Technology Co. Class A	23,900	127
*	Lingyuan Iron & Steel Co. Ltd. Class A	333,380	127
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	29,296	126
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	118,200	126
	Guomai Technologies Inc. Class A	102,400	125
*	Guangdong Hongda Blasting Co. Ltd. Class A	63,400	125
	CTS International Logistics Corp. Ltd. Class A	118,400	125
	YGSOFT Inc. Class A	83,500	125
*	Jiangxi Wannianqing Cement Co. Ltd. Class A	93,100	124
*	Quantum Hi-Tech China Biological Co. Ltd. Class A	58,700	124
	Aerospace CH UAV Co. Ltd.	83,586	124
*	Markor International Home Furnishings Co. Ltd. Class A	209,400	123
	Sinocare Inc.	61,300	123
*	Shenzhen SC New Energy Technology Corp. Class A	25,700	122
	GCI Science & Technology Co. Ltd. Class A	65,900	122
*	Anhui Sun-Create Electronics Co. Ltd. Class A	18,800	122
	Sunflower Pharmaceutical Group Co. Ltd. Class A	57,000	122
	JSTI Group Class A	103,100	122
	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	156,500	121
	LingNan Eco&Culture-Tourism Co. Ltd. Class A	181,500	121
	Hisense Home Appliances Group Co. Ltd. Class A	80,500	121
	Jinyuan EP Co. Ltd. Class A	76,752	121
*	Shenzhen Das Intellitech Co. Ltd. Class A	224,300	120
*	Tunghsu Azure Renewable Energy Co. Ltd. Class A	175,800	120
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	60,400	118
*	Teamax Smart City Technology Corp. Ltd. Class A	163,700	118
	Focused Photonics Hangzhou Inc. Class A	52,700	117
*	Qianhe Condiment and Food Co. Ltd. Class A	36,560	117
	Vatti Corp. Ltd. Class A	75,900	117

69

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	CGN Nuclear Technology Development Co. Ltd. Class A	121,224	117
*	Suzhou Victory Precision Manufacture Co. Ltd. Class A	346,200	116
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	99,800	116
	Anhui Construction Engineering Class A	204,300	115
	Hakim Unique Internet Co. Ltd. Class A	80,900	115
*	Beijing Forever Technology Co. Ltd. Class A	60,000	114
*	Myhome Real Estate Development Group Co. Ltd. Class A	286,500	114
	Bright Real Estate Group Co. Ltd. Class A	231,100	113
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	80,500	113
	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	79,900	113
*	Shanghai Rongtai Health Technology Corp. Ltd. Class A	27,800	113
	Aerospace Hi-Tech Holdings Grp Ltd. Class A	72,800	112
	Hebei Chengde Lolo Co. Class A	98,300	111
	Sumavision Technologies Co. Ltd. Class A	157,500	110
	Changjiang Publishing & Media Co. Ltd. Class A	129,300	110
	Inspur Software Co. Ltd. Class A	38,100	110
	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A	142,300	110
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	50,700	110
*	Jilin Power Share Co. Ltd. Class A	228,064	110
	Shenzhen Danbond Technology Co. Ltd. Class A	64,700	110
*	Shenzhen Yinghe Technology Co. Ltd. Class A	28,300	109
	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	88,200	109
	Zhejiang Hangmin Co. Ltd. Class A	127,400	109
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	42,600	109
	Hainan Strait Shipping Co. Ltd. Class A	93,000	109
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	106,500	109
	Sino-Platinum Metals Co. Ltd. Class A	51,400	109
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	57,000	109
	Northeast Pharmaceutical Group Co. Ltd. Class A	106,047	109
	Nanjing Panda Electronics Co. Ltd. Class A	74,300	108
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	90,800	108
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	83,300	108
	Hunan Aihua Group Co. Ltd. Class A	41,600	108
*,§	Beijing GeoEnviron Engineering & Technology Inc. Class A	75,100	108
	Hangzhou Zhongheng Electric Co. Ltd. Class A	63,108	108
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	55,200	108
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	66,600	108
	Guangdong Tapai Group Co. Ltd. Class A	79,028	108
*	EGLS Co. Ltd. Class A	251,400	107
	Beijing Hualian Department Store Co. Ltd. Class A	324,000	107
	Henan Rebecca Hair Products Co. Ltd. Class A	224,500	107
*	V1 Group Ltd.	4,105,000	107
	Norinco International Cooperation Ltd. Class A	90,800	107
	China Wuyi Co. Ltd. Class A	215,000	107
*	Berry Genomics Co. Ltd. Class A	24,300	106
*	Youngy Co. Ltd. Class A	44,800	106
	ZJBC Information Technology Co. Ltd. Class A	78,500	106
	Zhonglu Co. Ltd. Class B	167,076	106
*	Goldcard Smart Group Co. Ltd.	50,800	105
*	Tongyu Communication Inc. Class A	28,200	105
	Yantai Tayho Advanced Materials Co. Ltd. Class A	71,900	105
*	SGIS Songshan Co. Ltd. Class A	214,100	105
	Zhejiang Yankon Group Co. Ltd. Class A	176,700	104
*	Jiangsu Yoke Technology Co. Ltd. Class A	39,800	104
	Shenzhen Fuanna Bedding and Furnishing Co. Ltd. Class A	108,800	104
*	Zhejiang Communications Technology Co. Ltd.	123,300	104
	Xiamen International Airport Co. Ltd. Class A	35,200	104
	Baosheng Science and Technology Innovation Co. Ltd. Class A	193,905	104
*	Jiangsu Etern Co. Ltd. Class A	178,500	103
*	Shenzhen Selen Science & Technology Co. Ltd. Class A	135,100	103
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	73,000	103
	Beijing Jingxi Culture & Tourism Co. Ltd. Class A	84,700	103
	Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd. Class A	290,200	103
	Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A	113,720	102

70

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Chow Tai Seng Jewellery Co. Ltd. Class A	39,800	102
*	Nanfang Zhongjin Environment Co. Ltd. Class A	214,000	101
*	Ningbo Peacebird Fashion Co. Ltd. Class A	50,635	101
*,§	Boshiwa International Holding Ltd.	469,000	101
*	Shanghai Runda Medical Technology Co. Ltd. Class A	70,100	100
	Inner Mongolia M-Grass Ecology And Enviroment Group Co. Ltd. Class A	208,700	100
	Dare Power Dekor Home Co. Ltd. Class A	65,300	100
*	Hangxiao Steel Structure Co. Ltd. Class A	257,800	100
	Beijing BDStar Navigation Co. Ltd. Class A	33,200	100
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	150,600	100
*	Goldenmax International Technology Ltd. Class A	85,600	100
	Dongjiang Environmental Co. Ltd. Class A	73,700	99
	HY Energy Group Co. Ltd. Class A	84,800	99
	Shinva Medical Instrument Co. Ltd. Class A	47,700	99
*	Guangxi Guidong Electric Power Co. Ltd. Class A	167,953	99
	Jiangsu Huaxicun Co. Ltd. Class A	103,300	99
	Jinxi Axle Co. Ltd. Class A	164,900	99
*	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A	56,200	99
*	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	151,900	99
	Sinosteel Engineering & Technology Co. Ltd. Class A	139,200	98
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	83,000	98
*	Tibet Tianlu Co. Ltd. Class A	102,100	98
	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	77,300	98
	Sichuan Yahua Industrial Group Co. Ltd. Class A	116,100	97
	Hainan Ruize New Building Material Co. Ltd. Class A	134,700	97
	Hubei Fuxing Science And Technology Co. Ltd. Class A	105,700	97
	Changchun Faway Automobile Components Co. Ltd. Class A	60,600	96
	Hangjin Technology Co. Ltd. Class A	81,200	96
	Shanghai Shenda Co. Ltd. Class A	107,800	96
	Ningbo Yunsheng Co. Ltd. Class A	116,200	96
*	Henan Yuguang Gold & Lead Co. Ltd. Class A	152,200	96
*	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	30,400	95
	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	65,900	95
*	Sunsea AIoT Technology Co. Ltd. Class A	36,500	94
	Guangdong Highsun Group Co. Ltd. Class A	248,700	93
*	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A	28,000	93
*	First Tractor Co. Ltd. Class A	105,800	92
*	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A	61,580	92
*	Shandong Meichen Ecology & Environment Co. Ltd. Class A	238,700	92
	Guangdong Vanward New Electric Co. Ltd. Class A	68,529	91
	Netposa Technologies Ltd. Class A	141,300	91
	Nanjing Redsun Co. Ltd. Class A	69,000	91
*	Yihua Healthcare Co. Ltd. Class A	128,200	90
*	Xiwang Foodstuffs Co. Ltd. Class A	141,600	90
*,§	Tech Pro Technology Development Ltd.	10,406,800	90
*	Ningxia Jiaze New Energy Co. Ltd. Class A	163,000	90
*	Jack Sewing Machine Co. Ltd. Class A	32,700	89
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	61,800	89
*	Cangzhou Dahua Co. Ltd. Class A	62,460	88
*	Advanced Technology & Materials Co. Ltd. Class A	96,800	87
*	Estun Automation Co. Ltd. Class A	70,900	86
*	Shanghai AtHub Co. Ltd. Class A	19,200	86
*	China Chengtong Development Group Ltd.	3,436,000	85
*	ZhongMan Petroleum and Natural Gas Group Corp. Ltd.	42,000	85
*	Huadian Energy Co. Ltd. Class B	725,529	84
	Guangdong Shirongzhaoye Co. Ltd. Class A	69,300	84
	Guangdong Dowstone Technology Co. Ltd. Class A	51,400	82
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	105,200	82
	Konka Group Co. Ltd. Class A	140,600	81
*	Zhejiang Yatai Pharmaceutical Co. Ltd. Class A	83,400	81
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	54,500	79
	HC SemiTek Corp. Class A	115,500	79
*	Jinneng Science&Technology Co. Ltd. Class A	51,100	76
*	Western Region Gold Co. Ltd. Class A	37,034	76

71

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Sunward Intelligent Equipment Co. Ltd. Class A	94,200	75
	Shunfa Hengye Corp. Class A	188,200	75
*	Everbright Jiabao Co. Ltd. Class A	127,200	73
	China Oil & Gas Group Ltd.	1,688,000	73
*	Fujian Dongbai Group Co. Ltd. Class A	93,700	70
*	China Singyes Solar Technologies Holdings Ltd.	623,250	69
2	Cosmo Lady China Holdings Co. Ltd.	469,131	69
	Xinjiang Yilite Industry Co. Ltd. Class A	29,800	66
	China Union Holdings Ltd. Class A	113,900	65
^,*,§	China Lumena New Materials Corp.	3,950,000	63
*	Telling Telecommunication Holding Co. Ltd. Class A	72,100	62
^,*,§	China Fishery Group Ltd.	1,088,512	61
*	Lier Chemical Co. Ltd. Class A	36,500	60
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	110,400	60
*	China Minsheng DIT Group Ltd.	2,960,000	58
	Kingsignal Technology Co. Ltd. Class A	42,500	57
*	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	25,100	56
*	Xinjiang Tianye Co. Ltd. Class A	78,100	54
*	IReader Technology Co. Ltd. Class A	26,000	52
*	Guangdong Great River Smarter Logistics Co. Ltd. Class A	21,000	52
	Tongyu Heavy Industry Co. Ltd. Class A	205,900	52
*	Hybrid Kinetic Group Ltd.	30,646,000	51
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	95,200	46
*	Shanghai Xin Nanyang Only Education & Technology Co. Ltd. Class A	15,600	41
	Shanghai Lansheng Corp. Class A	20,900	37
	Beijing Water Business Doctor Co. Ltd. Class A	34,000	31
	Chengdu CORPRO Technology Co. Ltd. Class A	24,300	30
*	Chiho Environmental Group Ltd.	476,000	30
*,§	Hua Han Health Industry Holdings Ltd.	1,817,183	28
	Beijing WKW Automotive Parts Co. Ltd. Class A	71,000	26
*,§	Real Gold Mining Ltd.	239,476	26
*	Henan Huanghe Whirlwind Co. Ltd. Class A	58,900	24
*	Guangzhou Holike Creative Home Co. Ltd. Class A	9,700	19
	Zhengzhou Sino Crystal Diamond Co. Ltd. Class A	39,300	19
	Square Technology Group Co. Ltd. Class A	7,900	15
*	Tongda Hong Tai Holdings Ltd.	65,245	7
*,§	China High Precision Automation Group Ltd.	401,000	—
^,*,§	China Metal Recycling Holdings Ltd.	332,400	—
			255,473
Colombia (0.1%)
	Banco Davivienda SA Preference Shares	282,530	3,611
*	CEMEX Latam Holdings SA	380,833	513
			4,124
Czech Republic (0.0%)
	Philip Morris CR AS	1,201	717

Denmark (1.0%)
	Royal Unibrew A/S	136,840	11,226
	SimCorp A/S	110,199	9,860
	Ringkjoebing Landbobank A/S	81,671	5,639
	Topdanmark A/S	117,622	5,268
	FLSmidth & Co. A/S	139,274	4,992
*,2	Netcompany Group A/S	91,336	3,893
*	ALK-Abello A/S	18,061	3,880
	Dfds A/S	82,586	3,253
	Sydbank A/S	152,784	2,997
	Schouw & Co. A/S	34,524	2,477
^,*	Bavarian Nordic A/S	91,884	2,164
	Spar Nord Bank A/S	221,432	2,163
2	Scandinavian Tobacco Group A/S	175,785	2,077
	Alm Brand A/S	180,672	1,472
*	NKT A/S	75,727	1,329
*	Nilfisk Holding A/S	76,226	1,289
	D/S Norden A/S	74,051	1,083

72

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Matas A/S	92,852	712
^,*	Bang & Olufsen A/S	92,271	537
	Solar A/S Class B	12,739	535
*,§	OW Bunker A/S	24,023	—
			66,846
Egypt (0.1%)
	Egyptian Financial Group-Hermes Holding Co.	1,900,714	2,221
	Orascom Construction plc	144,104	937
	Six of October Development & Investment	657,468	640
*	Medinet Nasr Housing	1,805,145	601
	Heliopolis Housing	327,625	545
*	Palm Hills Developments SAE	4,059,043	535
*	Pioneers Holding for Financial Investments SAE	1,502,874	526
	Alexandria Mineral Oils Co.	1,871,620	519
*	Ezz Steel Co. SAE	513,519	382
	Oriental Weavers	560,008	360
*	Orascom Investment Holding	7,327,593	286
	Sidi Kerir Petrochemicals Co.	286,388	205
*,§	Nile Cotton Ginning	31,192	13
			7,770
Finland (0.8%)
	Valmet Oyj	370,818	8,299
	Konecranes Oyj Class A	201,194	6,213
	Tieto Oyj	207,455	5,905
	Cargotec Oyj Class B	134,938	4,734
	Kemira Oyj	245,047	3,981
	Metsa Board Oyj	494,409	3,276
	YIT Oyj	447,823	2,690
*	Outotec Oyj	404,533	2,607
^	Outokumpu Oyj	870,744	2,474
^	Citycon Oyj	217,687	2,281
	Sanoma Oyj	205,395	2,149
	Caverion Oyj	275,142	2,057
	Uponor Oyj	148,228	1,939
	Ahlstrom-Munksjo Oyj	104,700	1,570
	Cramo Oyj	116,821	1,239
	Raisio Oyj	318,081	1,110
	Finnair Oyj	148,444	970
*	F-Secure Oyj	275,225	880
	Oriola Oyj	345,446	795
			55,169
France (2.0%)
	Altran Technologies SA	647,953	10,302
	Alten SA	79,495	8,745
	SPIE SA	337,160	7,116
	Nexity SA	119,080	6,163
	Korian SA	140,338	5,951
	Gaztransport Et Technigaz SA	61,474	5,609
	Sopra Steria Group	39,871	5,473
*	SOITEC	49,067	5,412
*	CGG SA	2,020,191	4,710
2	Elior Group SA	290,233	3,759
	Nexans SA	80,665	3,283
	IPSOS	105,297	3,173
	Metropole Television SA	179,923	3,165
*	Virbac SA	11,974	2,920
	Altarea SCA	12,719	2,797
*	Fnac Darty SA	47,532	2,751
	Coface SA	240,595	2,630
	Television Francaise 1	292,193	2,452
	Mercialys SA	169,354	2,362
	Rothschild & Co.	78,247	2,201
*	Vallourec SA	843,325	2,048

73

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Trigano SA	22,401	2,020
	Quadient	92,868	1,989
	Akka Technologies	30,379	1,961
	Vicat SA	41,313	1,752
	Interparfums SA	36,002	1,686
2	Maisons du Monde SA	121,147	1,677
	FFP	13,973	1,644
	Carmila SA	84,350	1,642
	LISI	46,063	1,619
*,2	Neoen SA	59,753	1,587
	Tarkett SA	90,638	1,476
^,*	Genfit	101,821	1,473
	Mersen SA	39,272	1,279
	Eramet	24,553	1,230
*	DBV Technologies SA	80,975	1,159
2	Europcar Mobility Group	290,274	1,066
	Bonduelle SCA	38,673	1,005
*,2	SMCP SA	69,776	982
	Beneteau SA	103,232	964
	Derichebourg SA	253,389	914
	Vilmorin & Cie SA	16,637	910
	GL Events	34,282	899
*	Technicolor SA	1,074,645	899
	Guerbet	13,971	783
	Manitou BF SA	34,462	704
	Pharmagest Inter@ctive	10,041	695
^,*,2	X-Fab Silicon Foundries SE	147,499	665
	Albioma Loyalty Shares	23,677	615
	Groupe Crit	7,842	584
	Jacquet Metal Service SA	34,277	583
^	Rallye SA	62,295	580
	Synergie SA	19,755	561
	Albioma	19,425	504
	AKWEL	22,593	449
	Etablissements Maurel et Prom SA	150,368	442
	Albioma SA	16,836	437
	Albioma ACT Loyalty Shares	12,786	332
	Boiron SA	7,696	273
	Union Financiere de France BQE SA	11,322	261
*	Esso SA Francaise	7,649	187
^,*,§	Bourbon Corp.	40,558	166
			133,676
Germany (3.8%)
*	MorphoSys AG	88,305	9,639
	CTS Eventim AG & Co. KGaA	152,159	9,216
*	Dialog Semiconductor plc	202,375	9,103
^,*	Evotec SE	376,156	8,616
	TAG Immobilien AG	350,790	8,525
	alstria office REIT-AG	443,497	8,308
	Bechtle AG	76,447	8,279
	Freenet AG	353,576	7,852
	TLG Immobilien AG	258,436	7,579
	Grand City Properties SA	307,229	7,193
	Gerresheimer AG	87,631	7,067
*	HelloFresh SE	388,704	6,779
	Aareal Bank AG	166,011	5,573
	Stroeer SE & Co. KGaA	68,743	5,539
	Siltronic AG	57,954	5,520
	CANCOM SE	93,266	4,988
	Aurubis AG	100,517	4,942
2	Deutsche Pfandbriefbank AG	341,168	4,663
*	Varta AG	39,397	4,453
	Software AG	136,939	4,356
	Deutsche EuroShop AG	142,550	4,267

74

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Jenoptik AG	141,860	4,218
	Duerr AG	137,576	4,059
	CompuGroup Medical SE	63,108	4,043
	Stabilus SA	68,177	3,828
	Sixt SE	36,850	3,604
2	Befesa SA	94,989	3,524
*	Hypoport AG	11,137	3,452
	Jungheinrich AG Preference Shares	134,196	3,405
2	ADO Properties SA	81,307	3,316
	Norma Group SE	88,941	3,265
	Sixt SE Preference Shares	46,137	3,122
	RIB Software SE	114,374	2,972
^	S&T AG	137,773	2,938
	Pfeiffer Vacuum Technology AG	18,354	2,875
*	AIXTRON SE	294,868	2,696
	Krones AG	40,975	2,677
	Bilfinger SE	78,239	2,612
^,*	Encavis AG	260,599	2,579
*	CECONOMY AG	504,368	2,538
	PATRIZIA AG	123,433	2,536
	New Work SE	7,764	2,446
*	Nordex SE	180,457	2,356
	Isra Vision AG	44,278	2,094
	Deutz AG	354,653	1,973
	Salzgitter AG	108,027	1,959
	Indus Holding AG	50,484	1,924
	KWS Saat SE & Co. KGaA	28,570	1,921
^,*	zooplus AG	17,207	1,881
	Schaeffler AG Preference Shares	210,129	1,773
	DIC Asset AG	126,664	1,767
	Hamburger Hafen und Logistik AG	65,172	1,688
	Washtec AG	28,982	1,456
	Hornbach Holding AG & Co. KGaA	22,895	1,384
	Deutsche Beteiligungs AG	32,026	1,300
	Dermapharm Holding SE	32,380	1,268
^	Koenig & Bauer AG	38,087	1,259
	Wacker Neuson SE	72,891	1,244
	Draegerwerk AG & Co. KGaA Preference Shares	21,152	1,240
	comdirect bank AG	78,625	1,185
	Kloeckner & Co. SE	202,491	1,167
	RHOEN-KLINIKUM AG	56,046	1,154
^	Corestate Capital Holding SA	30,606	1,141
	Takkt AG	94,907	1,129
	BayWa AG	37,772	1,105
	Wuestenrot & Wuerttembergische AG	53,501	1,095
^,*	Leoni AG	91,448	1,083
^,*	Heidelberger Druckmaschinen AG	774,227	1,005
	Vossloh AG	24,451	1,001
*	SMA Solar Technology AG	24,540	767
	Bertrandt AG	13,240	661
^,*	SGL Carbon SE	138,883	645
^,*	ElringKlinger AG	78,661	582
	CropEnergies AG	52,687	411
			251,780
Greece (0.2%)
*	Piraeus Bank SA	824,074	2,874
*	GEK Terna Holding Real Estate Construction SA	226,260	1,715
*	Public Power Corp. SA	326,516	1,155
	Terna Energy SA	131,727	1,074
	Hellenic Exchanges SA	178,225	894
*	Ellaktor SA	394,888	811
	Sarantis SA	87,819	776
	Aegean Airlines SA	84,671	773
	Holding Co. ADMIE IPTO SA	314,452	749

75

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
*	Viohalco SA	178,808	735
	Fourlis Holdings SA	114,195	688
*	LAMDA Development SA	81,069	646
			12,890
Hong Kong (1.2%)
	Fortune REIT (XHKG)	3,389,000	3,976
	HKBN Ltd.	2,167,129	3,868
^	SITC International Holdings Co. Ltd.	3,276,858	3,608
	Man Wah Holdings Ltd.	4,095,200	2,789
	Pacific Basin Shipping Ltd.	11,726,532	2,715
	Luk Fook Holdings International Ltd.	954,399	2,535
	Pou Sheng International Holdings Ltd.	5,706,000	2,154
	Stella International Holdings Ltd.	1,203,500	2,016
	Sunlight REIT	2,948,072	2,000
*,2	Razer Inc.	10,638,000	1,990
	K Wah International Holdings Ltd.	3,505,398	1,916
*	COFCO Meat Holdings Ltd.	4,711,000	1,682
	Gemdale Properties & Investment Corp. Ltd.	14,428,000	1,671
	IGG Inc.	2,432,000	1,589
	Asia Cement China Holdings Corp.	1,246,000	1,511
	CITIC Telecom International Holdings Ltd.	3,914,004	1,486
*	Suncity Group Holdings Ltd.	5,928,000	1,403
	Value Partners Group Ltd.	2,518,434	1,326
	Prosperity REIT	3,336,000	1,314
	Road King Infrastructure Ltd.	688,346	1,259
^	Microport Scientific Corp.	1,200,000	1,232
*	SUNeVision Holdings Ltd.	1,627,000	1,205
	Far East Consortium International Ltd.	2,693,858	1,140
	TPV Technology Ltd.	2,264,000	1,108
^,2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	766,000	1,022
	SmarTone Telecommunications Holdings Ltd.	1,171,230	1,017
	Pacific Textiles Holdings Ltd.	1,379,000	1,003
	Giordano International Ltd.	3,135,735	995
	Dynam Japan Holdings Co. Ltd.	731,040	947
*	Esprit Holdings Ltd.	4,895,400	936
	VSTECS Holdings Ltd.	1,754,000	894
	Chinese Estates Holdings Ltd.	1,223,500	889
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	652,000	884
	NOVA Group Holdings Ltd.	3,410,000	822
	Canvest Environmental Protection Group Co. Ltd.	1,937,000	801
^,§	Town Health International Medical Group Ltd.	8,913,419	782
	Chow Sang Sang Holdings International Ltd.	635,565	742
^,*,§	Superb Summit International Group Ltd.	3,957,346	737
^	United Laboratories International Holdings Ltd.	1,230,500	706
	Sun Hung Kai & Co. Ltd.	1,591,000	688
2	IMAX China Holding Inc.	301,858	685
*	We Solutions Ltd.	11,308,000	684
	China Harmony New Energy Auto Holding Ltd.	1,942,000	668
2	Regina Miracle International Holdings Ltd.	935,000	613
*	Digital Domain Holdings Ltd.	54,310,000	608
*	GCL New Energy Holdings Ltd.	17,913,541	581
	Inspur International Ltd.	1,465,203	575
*	HC Group Inc.	1,581,000	571
*	Truly International Holdings Ltd.	4,379,000	567
*,§	Convoy Global Holdings Ltd.	26,130,000	557
	Ju Teng International Holdings Ltd.	2,379,002	555
^	Agritrade Resources Ltd.	6,475,000	554
	Anton Oilfield Services Group	5,299,298	525
2	Crystal International Group Ltd.	1,330,500	513
^,*	Beijing Enterprises Medical & Health Group Ltd.	14,826,000	464
*	Honghua Group Ltd.	7,003,000	432
*	Hong Kong Television Network Ltd.	1,139,000	426
2	CGN New Energy Holdings Co. Ltd.	2,716,720	408
*	G-Resources Group Ltd.	65,226,190	407

76

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Singamas Container Holdings Ltd.	3,547,960	398
	Texwinca Holdings Ltd.	1,730,000	393
*	NewOcean Energy Holdings Ltd.	2,394,000	388
	Lee’s Pharmaceutical Holdings Ltd.	689,000	368
*	Goodbaby International Holdings Ltd.	2,492,000	363
	Emperor Capital Group Ltd.	12,281,860	347
	Glory Sun Financial Group Ltd.	9,277,374	337
^,*	China Silver Group Ltd.	2,840,508	321
	Henderson Investment Ltd.	3,757,000	302
*	Lifestyle China Group Ltd.	1,002,870	295
*	China LNG Group Ltd.	4,119,999	289
	BOE Varitronix Ltd.	957,000	268
*	New World Department Store China Ltd.	1,605,666	254
*	KuangChi Science Ltd.	5,047,000	222
	EVA Precision Industrial Holdings Ltd.	2,594,000	208
	Parkson Retail Group Ltd.	2,219,500	178
	Emperor Watch & Jewellery Ltd.	8,060,000	174
*,§	Camsing International Holding Ltd.	1,068,000	158
*	Future World Financial Holdings Ltd.	25,254,286	158
	Global Brands Group Holding Ltd.	1,565,800	108
	Chong Hing Bank Ltd.	53,000	91
^,*	Beijing Sports and Entertainment Industry Group Ltd.	2,130,000	91
	Shenwan Hongyuan HK Ltd.	610,000	90
*	China Strategic Holdings Ltd.	17,375,000	80
	Nan Hai Corp. Ltd.	5,200,000	69
*	Sunshine Oilsands Ltd.	8,595,918	67
^,*,§	China Animal Healthcare Ltd.	1,003,918	64
*,§	China Baoli Technologies Holdings Ltd.	4,844,496	61
*	Panda Green Energy Group Ltd.	1,208,645	35
*	Mei Ah Entertainment Group Ltd.	740,000	18
	China LotSynergy Holdings Ltd.	481,995	13
*	Glory Sun Land Group Ltd.	10,000	1
			77,960
Hungary (0.0%)
*	Opus Global Nyrt	691,759	775

India (2.5%)
	Apollo Hospitals Enterprise Ltd.	251,617	5,265
	Jubilant Foodworks Ltd.	206,074	4,645
	Crompton Greaves Consumer Electricals Ltd.	1,160,140	4,068
	Mindtree Ltd.	375,414	3,771
	PI Industries Ltd.	151,430	3,048
*	Fortis Healthcare Ltd.	1,459,289	3,019
	Indian Hotels Co. Ltd.	1,380,165	2,954
	Tata Global Beverages Ltd.	626,829	2,799
	City Union Bank Ltd.	857,654	2,562
	AIA Engineering Ltd.	101,481	2,478
	Indraprastha Gas Ltd.	397,034	2,189
*	Max Financial Services Ltd.	380,290	2,175
	Natco Pharma Ltd.	255,497	2,122
2	Dr Lal PathLabs Ltd.	97,347	2,108
	Bata India Ltd.	82,783	2,107
*,2	Reliance Nippon Life Asset Management Ltd.	412,084	2,103
	Manappuram Finance Ltd.	855,174	2,039
	CESC Ltd.	179,740	2,021
	Apollo Tyres Ltd.	744,052	1,993
	Ramco Cements Ltd.	164,268	1,816
	Supreme Industries Ltd.	109,376	1,793
	Pfizer Ltd.	29,807	1,705
	IIFL Wealth Management Ltd.	90,756	1,699
	Balkrishna Industries Ltd.	135,646	1,691
	Ipca Laboratories Ltd.	121,426	1,677
	PVR Ltd.	66,702	1,669
	Sundaram Finance Ltd.	72,614	1,647

77

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Phoenix Mills Ltd.	160,053	1,621
	Mahanagar Gas Ltd.	111,806	1,605
	Jubilant Life Sciences Ltd.	202,037	1,572
	Varun Beverages Ltd.	179,605	1,568
	Escorts Ltd.	164,943	1,530
	SRF Ltd.	37,368	1,524
	Astral Poly Technik Ltd.	96,047	1,510
	Aarti Industries Ltd.	121,457	1,500
*	Aditya Birla Fashion and Retail Ltd.	489,867	1,464
2	L&T Technology Services Ltd.	69,054	1,464
	Kajaria Ceramics Ltd.	181,227	1,426
	Sanofi India Ltd.	14,624	1,387
	Prestige Estates Projects Ltd.	320,868	1,365
	Edelweiss Financial Services Ltd.	992,944	1,289
	Coromandel International Ltd.	190,688	1,278
	Relaxo Footwears Ltd.	162,091	1,246
*	NIIT Technologies Ltd.	57,046	1,245
	Gujarat Gas Ltd.	445,530	1,231
	Thermax Ltd.	75,823	1,206
	Hexaware Technologies Ltd.	253,669	1,190
2	Syngene International Ltd.	251,356	1,174
	Gujarat State Petronet Ltd.	380,270	1,122
*	Aavas Financiers Ltd.	49,906	1,120
	Bayer CropScience Ltd.	22,105	1,120
*	TeamLease Services Ltd.	26,330	1,092
	DCB Bank Ltd.	429,411	1,089
	WABCO India Ltd.	12,425	1,086
	V-Guard Industries Ltd.	300,381	1,057
	Vinati Organics Ltd.	34,596	1,056
	IIFL Finance Ltd.	647,548	1,039
2	Endurance Technologies Ltd.	65,259	1,002
*	Just Dial Ltd.	119,762	994
	Alembic Pharmaceuticals Ltd.	127,903	992
	NCC Ltd.	1,179,694	960
	Sundram Fasteners Ltd.	137,510	948
2	Godrej Agrovet Ltd.	129,468	934
	Redington India Ltd.	554,441	927
	Ajanta Pharma Ltd.	61,597	912
	Persistent Systems Ltd.	103,034	900
	Motilal Oswal Financial Services Ltd.	102,199	894
	KRBL Ltd.	278,803	887
	Minda Industries Ltd.	170,434	884
	EIH Ltd.	374,025	884
*,2	Quess Corp. Ltd.	120,173	879
	Amara Raja Batteries Ltd.	91,103	875
	Symphony Ltd.	47,624	875
	Cholamandalam Financial Holdings Ltd.	135,906	873
	Welspun India Ltd.	1,089,079	856
2	PNB Housing Finance Ltd.	112,296	848
	Balrampur Chini Mills Ltd.	367,399	844
	Ceat Ltd.	56,263	800
	Bombay Burmah Trading Co.	47,647	798
	Engineers India Ltd.	466,799	787
	Welspun Corp. Ltd.	378,254	787
	National Aluminium Co. Ltd.	1,209,123	773
	Strides Pharma Science Ltd.	138,433	750
	TTK Prestige Ltd.	8,411	737
	Graphite India Ltd.	183,138	734
	Radico Khaitan Ltd.	163,460	729
	Karur Vysya Bank Ltd.	937,921	724
	Vakrangee Ltd.	1,445,040	723
	Gujarat Pipavav Port Ltd.	587,059	715
	Chambal Fertilizers and Chemicals Ltd.	287,641	690
*	Gujarat Fluorochemicals Ltd.	72,959	680

78

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
*	Syndicate Bank	1,553,588	663
*,2	Eris Lifesciences Ltd.	106,912	652
	Sobha Ltd.	108,778	649
	Avanti Feeds Ltd.	96,634	617
2	Laurus Labs Ltd.	116,891	610
	V-Mart Retail Ltd.	21,822	606
	JM Financial Ltd.	549,891	604
	HEG Ltd.	42,966	600
	NBCC India Ltd.	1,126,745	595
	Kaveri Seed Co. Ltd.	80,440	594
	Indiabulls Ventures Ltd.	416,292	589
	Jindal Saw Ltd.	471,470	589
	Multi Commodity Exchange of India Ltd.	36,092	578
	Great Eastern Shipping Co. Ltd.	132,723	560
2	Dilip Buildcon Ltd.	88,401	537
	Finolex Cables Ltd.	98,347	531
*	Mahindra CIE Automotive Ltd.	249,048	529
	Sterlite Technologies Ltd.	282,390	520
	GE Power India Ltd.	48,702	514
	DCM Shriram Ltd.	98,750	512
*	Sun Pharma Advanced Research Co. Ltd.	259,567	509
	GE T&D India Ltd.	171,056	495
	Care Ratings Ltd.	65,426	489
	UltraTech Cement Ltd.	8,357	488
	Bajaj Consumer Care Ltd.	137,424	486
	Karnataka Bank Ltd.	435,162	478
*	Indian Bank	253,197	474
	PTC India Ltd.	560,895	472
	Thomas Cook India Ltd.	242,382	457
	Sadbhav Engineering Ltd.	228,661	442
	Birlasoft Ltd.	463,688	435
*	TV18 Broadcast Ltd.	1,234,341	428
	Blue Dart Express Ltd.	12,547	426
*	Future Consumer Ltd.	1,118,900	418
*	IRB Infrastructure Developers Ltd.	374,258	417
*	Equitas Holdings Ltd.	304,209	400
	Century Textiles & Industries Ltd.	66,861	398
	South Indian Bank Ltd.	2,530,914	397
	India Cements Ltd.	334,711	396
	Raymond Ltd.	46,507	380
*	Hindustan Construction Co. Ltd.	2,406,896	340
	Repco Home Finance Ltd.	82,651	339
	Rain Industries Ltd.	235,316	324
*	Central Bank of India	961,989	309
	eClerx Services Ltd.	48,353	308
	Tata Chemicals Ltd.	34,401	304
*	Jammu & Kashmir Bank Ltd.	633,463	296
*	Allahabad Bank	772,037	293
*	Suzlon Energy Ltd.	7,442,259	278
*	CG Power and Industrial Solutions Ltd.	1,291,331	262
*	Oriental Bank of Commerce	333,501	256
*	IFCI Ltd.	2,480,556	255
	Arvind Ltd.	356,918	253
*	Indiabulls Real Estate Ltd.	318,851	247
*	Corp Bank	1,064,343	244
*	Andhra Bank	864,916	218
	Gateway Distriparks Ltd.	164,655	218
	Dish TV India Ltd.	1,189,887	209
	Gujarat Mineral Development Corp. Ltd.	221,782	198
*	VA Tech Wabag Ltd.	70,224	195
*	PC Jeweller Ltd.	415,668	188
*	Indian Overseas Bank	1,236,351	186
	Jain Irrigation Systems Ltd.	871,430	185
*	Reliance Infrastructure Ltd.	360,321	178

79

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
*	UCO Bank	923,643	177
*	India Infoline	417,381	175
*	Dewan Housing Finance Corp. Ltd.	539,723	132
*	RattanIndia Power Ltd.	4,657,289	102
	Srei Infrastructure Finance Ltd.	648,076	95
*	Reliance Capital Ltd.	342,831	93
	GFL Ltd.	74,079	88
*	Bajaj Hindusthan Sugar Ltd.	760,215	67
*	Jaiprakash Associates Ltd.	1,848,789	57
*	Sintex Plastics Technology Ltd.	1,350,214	31
*	Housing Development & Infrastructure Ltd.	954,079	23
*	Aarti Surfactants Ltd.	6,142	18
*	Reliance Home Finance Ltd.	228,296	15
*	Shree Renuka Sugars Ltd.	82,581	8
*	Sintex Industries Ltd.	626,955	8
*	McLeod Russel India Ltd.	30,551	3
*	Cox & Kings Ltd.	57,395	1
*	JITF Infralogistics Ltd.	11,457	1
*,§	Chennai Super Kings Cricket Ltd.	176,674	—
			162,645
Indonesia (0.7%)
	Ciputra Development Tbk PT	38,149,855	3,014
	Pakuwon Jati Tbk PT	63,075,634	2,807
*	Lippo Karawaci Tbk PT	164,472,077	2,765
	Pabrik Kertas Tjiwi Kimia Tbk PT	3,495,000	2,631
	Summarecon Agung Tbk PT	29,971,968	2,412
	Japfa Comfeed Indonesia Tbk PT	19,392,900	2,376
	Ace Hardware Indonesia Tbk PT	18,875,800	2,272
*	Bank Tabungan Pensiunan Nasional Syariah Tbk PT	6,338,100	1,733
	Mitra Adiperkasa Tbk PT	21,115,000	1,504
	Aneka Tambang Tbk	23,598,419	1,495
	AKR Corporindo Tbk PT	4,601,883	1,298
*	Kresna Graha Investama Tbk PT	36,219,300	1,290
	Bank Tabungan Negara Persero Tbk PT	9,519,870	1,260
	Waskita Karya Persero Tbk PT	10,890,579	1,206
	Wijaya Karya Persero Tbk PT	7,901,933	1,114
*	Sentul City Tbk PT	122,910,306	1,024
*	Bank Pan Indonesia Tbk PT	10,683,400	1,023
	Indo Tambangraya Megah Tbk PT	1,069,000	1,012
*	Panin Financial Tbk PT	46,383,100	958
*	Medco Energi Internasional Tbk PT	19,622,245	922
	PP Persero Tbk PT	7,149,300	904
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	6,915,700	892
*	Totalindo Eka Persada Tbk PT	18,429,800	767
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,928,529	763
*	Trada Alam Minera Tbk PT	95,405,707	734
	Ramayana Lestari Sentosa Tbk PT	8,277,600	690
*	Alam Sutera Realty Tbk PT	33,279,191	649
	Surya Semesta Internusa Tbk PT	10,933,200	600
*	Global Mediacom Tbk PT	20,724,306	552
	Adhi Karya Persero Tbk PT	5,359,200	477
*	Siloam International Hospitals Tbk PT	903,539	463
	Timah Tbk PT	6,655,120	422
*	Eagle High Plantations Tbk PT	35,584,000	309
*	Krakatau Steel Persero Tbk PT	12,170,250	300
*	Agung Podomoro Land Tbk PT	17,896,978	273
*	Salim Ivomas Pratama Tbk PT	10,133,900	254
	Bekasi Fajar Industrial Estate Tbk PT	10,382,400	188
*	Medco Energi Internasional Tbk PT Warrants Exp. 12/11/2020	3,656,161	35
*	Sampoerna Agro Tbk PT	141,200	23
			43,411
Ireland (0.3%)
	C&C Group plc	866,599	4,266
	Green REIT plc	1,982,571	4,217

80

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Hibernia REIT plc	1,953,196	3,043
	Dalata Hotel Group plc	504,826	2,984
	Cairn Homes plc (XLON)	1,890,130	2,450
	Irish Continental Group plc	444,941	2,128
*	Permanent TSB Group Holdings plc	304,661	402
	Cairn Homes plc (XDUB)	206,831	268
			19,758
Israel (0.6%)
	Reit 1 Ltd.	488,314	3,089
*	Nova Measuring Instruments Ltd.	75,200	2,525
	Shikun & Binui Ltd.	543,736	2,158
*	Jerusalem Economy Ltd.	466,285	1,991
	Hilan Ltd.	38,599	1,707
*	Clal Insurance Enterprises Holdings Ltd.	108,387	1,672
	Electra Ltd.	4,654	1,647
	Matrix IT Ltd.	87,850	1,615
	FIBI Holdings Ltd.	47,664	1,568
	Shapir Engineering and Industry Ltd.	301,592	1,495
	Sapiens International Corp. NV	69,446	1,487
	Sella Capital Real Estate Ltd.	516,726	1,423
	Formula Systems 1985 Ltd.	20,663	1,377
*	AFI Properties Ltd.	34,863	1,243
	Bayside Land Corp.	1,805	1,211
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	20,581	1,151
	AudioCodes Ltd.	54,271	1,145
*	Partner Communications Co. Ltd.	250,186	1,128
	Big Shopping Centers Ltd.	12,159	1,100
	Menora Mivtachim Holdings Ltd.	64,579	1,036
	Kenon Holdings Ltd.	45,894	1,005
	IDI Insurance Co. Ltd.	21,043	752
*	Brack Capital Properties NV	6,452	735
*	Allot Ltd.	90,276	701
	Delta Galil Industries Ltd.	24,764	628
	Gilat Satellite Networks Ltd.	72,660	589
	Naphtha Israel Petroleum Corp. Ltd.	95,645	536
	Norstar Holdings Inc.	25,292	462
*	Kamada Ltd.	86,075	450
*	Cellcom Israel Ltd. (Registered)	166,068	424
	Delek Automotive Systems Ltd.	105,635	411
	Property & Building Corp. Ltd.	2,847	314
*	Airport City Ltd.	1	—
*	Africa Israel Investments Ltd.	1	—
			38,775
Italy (2.0%)
	Unipol Gruppo SPA	1,369,502	7,643
	Azimut Holding SPA	339,662	6,985
	Interpump Group SPA	219,924	6,029
	Iren SPA	1,898,276	5,893
	Banca Generali SPA	159,237	5,199
	Cerved Group SPA	512,855	4,991
	BPER Banca	1,052,324	4,708
	Freni Brembo SPA	404,023	4,299
2	Enav SPA	690,899	4,024
	Societa Cattolica di Assicurazioni SC	434,369	3,789
	Reply SPA	57,838	3,769
	Autogrill SPA	355,977	3,520
2	Anima Holding SPA	795,082	3,452
2	Technogym SPA	308,998	3,409
	De’ Longhi SPA	179,779	3,312
	IMA Industria Macchine Automatiche SPA	47,026	3,202
	ERG SPA	150,119	3,178
	Saras SPA	1,607,514	3,087
	Brunello Cucinelli SPA	94,479	2,961
	ASTM SPA	93,338	2,942

81

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Societa Iniziative Autostradali e Servizi SPA	155,120	2,683
	Banca Popolare di Sondrio SCPA	1,239,129	2,478
	ACEA SPA	118,184	2,352
	Tamburi Investment Partners SPA	301,092	2,154
	MARR SPA	91,444	1,922
2	Banca Farmafactoring SPA	297,752	1,804
2	Carel Industries SPA	111,808	1,795
^	Tod’s SPA	35,451	1,680
^,*	Juventus Football Club SPA	1,040,445	1,632
2	RAI Way SPA	260,813	1,609
^	Fincantieri SPA	1,458,710	1,539
	Falck Renewables SPA	341,727	1,523
	Piaggio & C SPA	459,507	1,446
2	doValue SPA	111,663	1,321
	Danieli & C Officine Meccaniche SPA Saving Shares	119,055	1,308
^,*	Banca Monte dei Paschi di Siena SPA	724,442	1,167
	Credito Emiliano SPA	198,915	1,150
	Italmobiliare SPA	41,439	1,109
^	Maire Tecnimont SPA	418,457	1,097
	Banca IFIS SPA	62,157	1,055
^,*	Salini Impregilo SPA	497,152	1,012
	Zignago Vetro SPA	82,435	939
*,2	OVS SPA	464,658	927
	Immobiliare Grande Distribuzione SIIQ SPA	139,881	898
	Datalogic SPA	57,515	890
	Cementir Holding NV	125,020	841
*	Arnoldo Mondadori Editore SPA	358,454	800
	CIR-Compagnie Industriali Riunite SPA	766,766	790
2	Gima TT SPA	98,901	766
	Cairo Communication SPA	191,058	491
	Biesse SPA	37,791	473
	Danieli & C Officine Meccaniche SPA	25,773	445
	DeA Capital SPA	265,044	404
	Rizzoli Corriere Della Sera Mediagroup SPA	321,310	330
^	Geox SPA	213,244	297
			129,519
Japan (15.8%)
	Lasertec Corp.	105,600	7,591
	Sushiro Global Holdings Ltd.	70,300	4,833
	Ship Healthcare Holdings Inc.	109,100	4,650
	Nippon Suisan Kaisha Ltd.	762,022	4,364
	Infomart Corp.	287,000	4,321
	Hazama Ando Corp.	545,779	4,229
^	Yoshinoya Holdings Co. Ltd.	177,520	4,128
	Tokyo Ohka Kogyo Co. Ltd.	104,033	4,120
	ADEKA Corp.	274,655	3,931
	Iwatani Corp.	111,224	3,857
	Toagosei Co. Ltd.	347,592	3,853
	Unizo Holdings Co. Ltd.	82,000	3,782
	Fuji Corp.	220,888	3,668
	en-japan Inc.	86,200	3,648
	Kotobuki Spirits Co. Ltd.	52,100	3,585
	Toho Holdings Co. Ltd.	140,918	3,574
	Meitec Corp.	68,146	3,552
	Nippon Light Metal Holdings Co. Ltd.	1,825,669	3,551
	Nikkon Holdings Co. Ltd.	144,048	3,501
	Kenedix Inc.	626,300	3,409
	Tokyo Seimitsu Co. Ltd.	106,134	3,409
	SMS Co. Ltd.	138,100	3,386
	Inaba Denki Sangyo Co. Ltd.	71,900	3,303
	Jafco Co. Ltd.	87,400	3,283
	Mizuho Leasing Co. Ltd.	116,401	3,278
	Kureha Corp.	51,202	3,273
	TOKAI Holdings Corp.	329,300	3,230

82

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Nichias Corp.	152,569	3,219
	Tsubakimoto Chain Co.	93,564	3,197
	Outsourcing Inc.	296,600	3,193
	Takasago Thermal Engineering Co. Ltd.	174,589	3,159
	Shimachu Co. Ltd.	114,800	3,114
	Fujitec Co. Ltd.	213,384	3,104
	Mirait Holdings Corp.	193,271	3,103
	Oki Electric Industry Co. Ltd.	231,206	3,103
	Nihon Parkerizing Co. Ltd.	264,461	3,101
	Daiseki Co. Ltd.	106,687	3,099
	Duskin Co. Ltd.	116,160	3,087
	NSD Co. Ltd.	99,734	3,074
^	Colowide Co. Ltd.	157,600	3,056
	Sangetsu Corp.	160,820	3,041
	Nippon Gas Co. Ltd.	105,600	2,989
	JCR Pharmaceuticals Co. Ltd.	38,694	2,982
	Kumagai Gumi Co. Ltd.	96,580	2,978
	Hanwa Co. Ltd.	101,983	2,971
	Sakata Seed Corp.	88,256	2,924
	Digital Garage Inc.	89,300	2,923
	Nishimatsu Construction Co. Ltd.	139,142	2,897
^	Katitas Co. Ltd.	66,700	2,878
	Japan Lifeline Co. Ltd.	185,800	2,864
	As One Corp.	34,000	2,843
	Keihin Corp.	119,521	2,841
	Okumura Corp.	100,152	2,837
	Mandom Corp.	101,954	2,825
	Makino Milling Machine Co. Ltd.	56,780	2,823
	Milbon Co. Ltd.	51,320	2,811
	Showa Corp.	134,392	2,808
	cocokara fine Inc.	50,889	2,806
	Kanematsu Corp.	230,200	2,804
	Daio Paper Corp.	206,254	2,749
	Systena Corp.	190,900	2,743
	Jeol Ltd.	103,500	2,743
	Tomy Co. Ltd.	252,717	2,741
	Iriso Electronics Co. Ltd.	54,800	2,709
	Nomura Co. Ltd.	216,200	2,668
	Kiyo Bank Ltd.	172,510	2,662
	Trusco Nakayama Corp.	109,200	2,640
	Toei Co. Ltd.	18,964	2,626
	Central Glass Co. Ltd.	108,613	2,618
	DCM Holdings Co. Ltd.	261,488	2,589
	JINS Holdings Inc.	41,100	2,568
	Fuji Kyuko Co. Ltd.	63,800	2,549
	Taikisha Ltd.	78,688	2,545
	Toyo Ink SC Holdings Co. Ltd.	104,354	2,543
	Ogaki Kyoritsu Bank Ltd.	103,574	2,498
	Fuji Soft Inc.	57,074	2,486
	Kumiai Chemical Industry Co. Ltd.	268,450	2,483
	Takuma Co. Ltd.	208,500	2,481
	Nachi-Fujikoshi Corp.	51,151	2,448
	San-In Godo Bank Ltd.	414,100	2,429
	EDION Corp.	244,175	2,427
	San-A Co. Ltd.	50,344	2,384
	Awa Bank Ltd.	100,000	2,381
	Asahi Holdings Inc.	102,000	2,375
	KH Neochem Co. Ltd.	97,500	2,374
	Japan Elevator Service Holdings Co. Ltd.	87,700	2,372
	Toshiba TEC Corp.	65,500	2,362
	DTS Corp.	111,542	2,362
^,*	Suruga Bank Ltd.	542,500	2,358
	Totetsu Kogyo Co. Ltd.	75,600	2,357
	Nitto Boseki Co. Ltd.	77,111	2,351

83

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Senko Group Holdings Co. Ltd.	291,400	2,344
	Tokyo Dome Corp.	265,178	2,339
	Sumitomo Mitsui Construction Co. Ltd.	408,246	2,317
	Round One Corp.	177,800	2,293
	Nisshin Oillio Group Ltd.	64,952	2,274
	Takara Standard Co. Ltd.	129,399	2,269
	Menicon Co. Ltd.	64,100	2,268
	Heiwa Real Estate Co. Ltd.	93,342	2,251
	Nichiha Corp.	78,200	2,249
	Okamura Corp.	223,247	2,239
	Elecom Co. Ltd.	57,500	2,233
	United Arrows Ltd.	72,867	2,227
	Aoyama Trading Co. Ltd.	125,700	2,212
	Macnica Fuji Electronics Holdings Inc.	130,413	2,211
^	Kanamoto Co. Ltd.	82,500	2,206
	Daiwabo Holdings Co. Ltd.	50,176	2,193
	Japan Material Co. Ltd.	156,600	2,192
	Paramount Bed Holdings Co. Ltd.	57,300	2,191
	Joyful Honda Co. Ltd.	171,748	2,183
^	Atom Corp.	236,257	2,180
	Juroku Bank Ltd.	95,200	2,179
	Nanto Bank Ltd.	85,600	2,171
^	Create Restaurants Holdings Inc.	125,870	2,161
	Aruhi Corp.	95,526	2,148
	Nippon Flour Mills Co. Ltd.	133,129	2,138
	Nissin Kogyo Co. Ltd.	104,309	2,136
	CKD Corp.	152,000	2,134
	Tokyo Steel Manufacturing Co. Ltd.	264,200	2,127
	Meidensha Corp.	110,787	2,126
	Starts Corp. Inc.	82,415	2,126
	Ichibanya Co. Ltd.	45,068	2,107
	Nippon Densetsu Kogyo Co. Ltd.	96,303	2,085
	Funai Soken Holdings Inc.	85,550	2,061
*	Mitsui E&S Holdings Co. Ltd.	201,700	2,042
	Anicom Holdings Inc.	55,200	2,029
^,*	Aiful Corp.	869,400	2,024
	Topre Corp.	116,500	2,022
	Sumitomo Warehouse Co. Ltd.	148,655	2,015
	ZERIA Pharmaceutical Co. Ltd.	106,640	2,010
	Prima Meat Packers Ltd.	80,488	1,989
	Max Co. Ltd.	108,400	1,989
	Nippon Soda Co. Ltd.	74,525	1,985
	Keiyo Bank Ltd.	316,400	1,984
	Prestige International Inc.	239,200	1,980
	Bank of Okinawa Ltd.	57,944	1,979
	NEC Networks & System Integration Corp.	62,600	1,976
	Arcs Co. Ltd.	98,400	1,975
	FCC Co. Ltd.	94,943	1,964
	Hokuetsu Corp.	385,321	1,962
	Gunze Ltd.	45,007	1,958
	Shima Seiki Manufacturing Ltd.	81,700	1,953
	Eizo Corp.	52,456	1,951
	Hogy Medical Co. Ltd.	58,222	1,943
	Raito Kogyo Co. Ltd.	122,200	1,942
	Mitsubishi Pencil Co. Ltd.	122,500	1,934
	Nippon Signal Company Ltd.	167,416	1,929
	Showa Sangyo Co. Ltd.	66,300	1,926
	Exedy Corp.	81,700	1,924
	Nippon Seiki Co. Ltd.	124,432	1,924
	Adastria Co. Ltd.	77,800	1,913
	Kato Sangyo Co. Ltd.	59,900	1,901
	Earth Corp.	35,943	1,897
	Okinawa Electric Power Co. Inc.	114,342	1,895
	Sato Holdings Corp.	63,800	1,878

84

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	BayCurrent Consulting Inc.	37,196	1,875
	Transcosmos Inc.	74,196	1,867
	Towa Pharmaceutical Co. Ltd.	72,782	1,866
^	Zojirushi Corp.	121,600	1,866
	Shinmaywa Industries Ltd.	151,468	1,866
	Tsubaki Nakashima Co. Ltd.	109,200	1,859
	Valor Holdings Co. Ltd.	108,800	1,856
	Hokkoku Bank Ltd.	66,051	1,856
	KYORIN Holdings Inc.	105,000	1,839
	Morita Holdings Corp.	109,366	1,832
	Seiko Holdings Corp.	74,458	1,828
	NichiiGakkan Co. Ltd.	106,900	1,812
	Hyakugo Bank Ltd.	562,000	1,809
	Financial Products Group Co. Ltd.	178,300	1,807
	Ohsho Food Service Corp.	29,874	1,805
	Nikkiso Co. Ltd.	165,261	1,785
	Internet Initiative Japan Inc.	75,256	1,784
	Koshidaka Holdings Co. Ltd.	122,508	1,779
	Royal Holdings Co. Ltd.	70,300	1,775
	TKC Corp.	42,049	1,771
	Shinko Electric Industries Co. Ltd.	180,700	1,764
^	COLOPL Inc.	134,300	1,755
	North Pacific Bank Ltd.	813,700	1,750
	Tokai Tokyo Financial Holdings Inc.	670,800	1,749
	Japan Wool Textile Co. Ltd.	177,589	1,746
	Ai Holdings Corp.	96,200	1,744
^,*	Leopalace21 Corp.	637,600	1,740
*	KYB Corp.	54,400	1,737
	Onward Holdings Co. Ltd.	299,256	1,730
	Aeon Delight Co. Ltd.	49,400	1,720
	Daihen Corp.	54,651	1,713
	Pacific Industrial Co. Ltd.	125,400	1,711
	Yamazen Corp.	184,800	1,706
	Unipres Corp.	104,180	1,704
	Taiyo Holdings Co. Ltd.	47,000	1,703
	Kohnan Shoji Co. Ltd.	73,000	1,695
	MOS Food Services Inc.	66,858	1,691
	BML Inc.	57,400	1,684
	Nichicon Corp.	170,783	1,681
	Musashi Seimitsu Industry Co. Ltd.	120,730	1,677
	Komeri Co. Ltd.	78,200	1,676
	KOMEDA Holdings Co. Ltd.	85,900	1,670
	Ryosan Co. Ltd.	64,157	1,666
	Hirata Corp.	23,611	1,656
	Kameda Seika Co. Ltd.	36,800	1,655
	Noritake Co. Ltd.	35,900	1,649
	Kadokawa Corp.	115,201	1,647
	Nagaileben Co. Ltd.	68,900	1,642
	Nippon Steel Trading Corp.	39,149	1,639
	Hosiden Corp.	154,467	1,623
*	euglena Co. Ltd.	190,700	1,617
	Hitachi Zosen Corp.	477,510	1,614
	San-Ai Oil Co. Ltd.	151,700	1,588
	Chudenko Corp.	68,700	1,584
	Saizeriya Co. Ltd.	69,621	1,581
	Sekisui Jushi Corp.	77,100	1,579
	Shibuya Corp.	57,800	1,577
	Jaccs Co. Ltd.	69,700	1,573
	Zenrin Co. Ltd.	86,350	1,564
	Maxell Holdings Ltd.	113,300	1,564
	Yokogawa Bridge Holdings Corp.	85,200	1,560
	Nitta Corp.	53,300	1,555
	Okasan Securities Group Inc.	438,500	1,548
	Inabata & Co. Ltd.	118,200	1,547

85

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Kintetsu World Express Inc.	95,600	1,546
	Kitz Corp.	226,648	1,545
	Nojima Corp.	87,000	1,543
	Seiren Co. Ltd.	125,000	1,541
	Nitto Kogyo Corp.	73,088	1,536
	Digital Arts Inc.	26,100	1,533
	Okamoto Industries Inc.	39,500	1,525
	Nippon Sheet Glass Co. Ltd.	243,100	1,523
	Yokowo Co. Ltd.	52,837	1,522
	Kisoji Co. Ltd.	58,360	1,516
	Musashino Bank Ltd.	86,900	1,515
	Relia Inc.	115,600	1,509
	Idec Corp.	74,300	1,509
	Bell System24 Holdings Inc.	92,200	1,506
	Axial Retailing Inc.	38,930	1,505
	Dip Corp.	55,100	1,496
	Nichi-iko Pharmaceutical Co. Ltd.	127,502	1,494
	SAMTY Co. Ltd.	79,200	1,492
	Tsukishima Kikai Co. Ltd.	96,800	1,491
	Modec Inc.	54,288	1,489
	Heiwado Co. Ltd.	80,000	1,482
	Create SD Holdings Co. Ltd.	59,818	1,482
	Fujimori Kogyo Co. Ltd.	41,800	1,478
	Shoei Co. Ltd.	33,900	1,476
	V Technology Co. Ltd.	24,800	1,475
	Siix Corp.	97,200	1,474
	Tokyu Construction Co. Ltd.	186,000	1,473
	Hiday Hidaka Corp.	75,119	1,469
	Nissin Electric Co. Ltd.	125,100	1,465
	Doutor Nichires Holdings Co. Ltd.	73,037	1,463
	Wacom Co. Ltd.	392,636	1,461
	JCU Corp.	59,600	1,460
	Takeuchi Manufacturing Co. Ltd.	93,200	1,456
	Osaka Soda Co. Ltd.	51,400	1,455
	Saibu Gas Co. Ltd.	62,973	1,453
	Maruwa Co. Ltd.	22,300	1,453
	Sakai Moving Service Co. Ltd.	24,300	1,451
	Hyakujushi Bank Ltd.	69,700	1,449
	Tocalo Co. Ltd.	146,700	1,446
	Hamakyorex Co. Ltd.	42,300	1,443
	Giken Ltd.	38,700	1,438
	Strike Co. Ltd.	40,014	1,434
	Sanken Electric Co. Ltd.	60,929	1,430
^	Ringer Hut Co. Ltd.	63,400	1,422
	Toshiba Machine Co. Ltd.	62,800	1,405
	Yondoshi Holdings Inc.	57,700	1,405
	Solasto Corp.	123,000	1,400
	JVCKenwood Corp.	478,540	1,395
	Chugoku Marine Paints Ltd.	144,200	1,394
	UACJ Corp.	76,085	1,394
	Pressance Corp.	85,248	1,393
	Optex Group Co. Ltd.	90,800	1,391
	Ryobi Ltd.	74,687	1,390
	TOMONY Holdings Inc.	399,100	1,390
	Star Micronics Co. Ltd.	90,498	1,388
	Yuasa Trading Co. Ltd.	44,600	1,384
	Fujimi Inc.	52,947	1,380
	Daibiru Corp.	124,143	1,378
	Aomori Bank Ltd.	51,461	1,376
	Yodogawa Steel Works Ltd.	72,533	1,370
	Eiken Chemical Co. Ltd.	84,800	1,368
	Sanyo Chemical Industries Ltd.	28,654	1,367
	Shizuoka Gas Co. Ltd.	158,100	1,367
	Nippon Ceramic Co. Ltd.	52,500	1,364

86

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Descente Ltd.	106,300	1,363
	S Foods Inc.	50,500	1,361
	Sanki Engineering Co. Ltd.	111,667	1,360
	TPR Co. Ltd.	75,829	1,358
^	Miroku Jyoho Service Co. Ltd.	51,000	1,344
	Arata Corp.	35,759	1,341
	Mizuno Corp.	51,156	1,338
	United Super Markets Holdings Inc.	148,650	1,337
	Fuso Chemical Co. Ltd.	51,800	1,337
	T-Gaia Corp.	55,300	1,330
	Bank of Nagoya Ltd.	45,012	1,329
	Toridoll Holdings Corp.	58,100	1,327
	Tokyotokeiba Co. Ltd.	41,900	1,323
	Komori Corp.	124,200	1,323
	Mitsuuroko Group Holdings Co. Ltd.	122,300	1,317
	Senshu Ikeda Holdings Inc.	731,500	1,312
	Aida Engineering Ltd.	153,906	1,310
	Sakata INX Corp.	115,800	1,309
^	Monex Group Inc.	535,287	1,308
	Piolax Inc.	66,800	1,306
	Token Corp.	20,286	1,301
	Bunka Shutter Co. Ltd.	147,900	1,284
	Daiho Corp.	45,200	1,277
	Marudai Food Co. Ltd.	59,118	1,273
	Maruwa Unyu Kikan Co. Ltd.	57,902	1,273
	Furukawa Co. Ltd.	88,798	1,272
	Raiznext Corp.	125,000	1,270
	Gree Inc.	267,000	1,268
	Yellow Hat Ltd.	77,400	1,260
	Sintokogio Ltd.	130,400	1,258
	Keihanshin Building Co. Ltd.	100,000	1,251
	Broadleaf Co. Ltd.	220,600	1,239
	Chofu Seisakusho Co. Ltd.	53,500	1,238
	Life Corp.	53,900	1,237
	Konoike Transport Co. Ltd.	80,900	1,233
	Computer Engineering & Consulting Ltd.	67,770	1,231
	Nohmi Bosai Ltd.	59,000	1,228
	Seikagaku Corp.	107,264	1,221
	Ichikoh Industries Ltd.	153,466	1,221
	Wakita & Co. Ltd.	120,700	1,220
	Obara Group Inc.	32,640	1,217
	METAWATER Co. Ltd.	31,000	1,215
	Kurabo Industries Ltd.	53,000	1,214
	Nishio Rent All Co. Ltd.	45,100	1,212
	Ricoh Leasing Co. Ltd.	35,706	1,203
	Bank of the Ryukyus Ltd.	110,167	1,198
	Toho Bank Ltd.	489,264	1,198
	Japan Securities Finance Co. Ltd.	248,241	1,194
	Belc Co. Ltd.	24,800	1,193
	Infocom Corp.	57,140	1,192
	Tamura Corp.	208,000	1,191
	Oiles Corp.	78,308	1,191
	Restar Holdings Corp.	70,000	1,190
	Tsugami Corp.	128,000	1,183
	Futaba Corp.	91,532	1,177
	Nippon Koei Co. Ltd.	38,000	1,176
^,*	Chiyoda Corp.	454,600	1,175
	Noritz Corp.	94,987	1,174
^	Plenus Co. Ltd.	67,500	1,172
	Information Services International-Dentsu Ltd.	33,700	1,170
	Comture Corp.	61,400	1,167
	Daikyonishikawa Corp.	151,700	1,165
	Nissha Co. Ltd.	111,760	1,164
	MCJ Co. Ltd.	175,800	1,160

87

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Argo Graphics Inc.	41,900	1,158
^	Kura Sushi Inc.	27,500	1,157
	Maruzen Showa Unyu Co. Ltd.	41,100	1,155
^	Sourcenext Corp.	258,200	1,155
	Bank of Iwate Ltd.	44,224	1,153
	eGuarantee Inc.	82,000	1,150
	Oita Bank Ltd.	41,507	1,147
*	M&A Capital Partners Co. Ltd.	17,200	1,147
	TSI Holdings Co. Ltd.	219,500	1,146
	Riso Kagaku Corp.	69,484	1,142
	Futaba Industrial Co. Ltd.	161,100	1,139
	Trancom Co. Ltd.	17,200	1,135
	Dexerials Corp.	128,400	1,133
	Tokai Corp.	48,700	1,133
	Nishimatsuya Chain Co. Ltd.	127,100	1,131
	eRex Co. Ltd.	82,700	1,125
	Sanyo Denki Co. Ltd.	24,000	1,120
	Yamagata Bank Ltd.	79,385	1,120
	Monogatari Corp.	12,970	1,120
	Tsurumi Manufacturing Co. Ltd.	56,800	1,120
^	Nippon Carbon Co. Ltd.	29,100	1,117
	Japan Pulp & Paper Co. Ltd.	29,000	1,116
	FULLCAST Holdings Co. Ltd.	53,546	1,115
	Mitsui High-Tec Inc.	64,700	1,113
	Kanto Denka Kogyo Co. Ltd.	125,300	1,108
	Pack Corp.	31,300	1,103
	Mitsuboshi Belting Ltd.	58,400	1,099
	Teikoku Sen-I Co. Ltd.	59,384	1,093
	Toppan Forms Co. Ltd.	109,300	1,093
	T Hasegawa Co. Ltd.	58,500	1,090
	Yokohama Reito Co. Ltd.	109,900	1,090
	Kyokuto Kaihatsu Kogyo Co. Ltd.	81,100	1,087
	World Co. Ltd.	47,100	1,084
	LIFULL Co. Ltd.	178,400	1,084
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	35,903	1,080
*	RENOVA Inc.	121,500	1,079
*	S-Pool Inc.	179,160	1,077
	EPS Holdings Inc.	88,200	1,076
	Shikoku Chemicals Corp.	91,400	1,073
	Central Security Patrols Co. Ltd.	18,295	1,072
	Kanematsu Electronics Ltd.	34,400	1,071
*	Vision Inc.	72,565	1,064
	Fujicco Co. Ltd.	58,305	1,062
^	Kitanotatsujin Corp.	186,400	1,061
	Doshisha Co. Ltd.	66,500	1,054
	Meisei Industrial Co. Ltd.	131,800	1,047
	Press Kogyo Co. Ltd.	246,400	1,045
	Kyoei Steel Ltd.	57,112	1,040
	VT Holdings Co. Ltd.	232,200	1,038
	AOKI Holdings Inc.	101,704	1,035
	YAMABIKO Corp.	90,600	1,029
	Itochu Enex Co. Ltd.	123,000	1,028
^	DyDo Group Holdings Inc.	24,644	1,027
^,*	Japan Display Inc.	1,757,000	1,027
	Takara Leben Co. Ltd.	240,800	1,025
	Avex Inc.	84,200	1,024
	Miyazaki Bank Ltd.	39,993	1,023
	Sakai Chemical Industry Co. Ltd.	40,809	1,018
	J-Oil Mills Inc.	24,100	1,013
	Joshin Denki Co. Ltd.	50,526	1,013
	Fukushima Industries Corp.	32,100	1,007
	Hokuto Corp.	55,924	1,006
	Ishihara Sangyo Kaisha Ltd.	97,100	1,002
	Tanseisha Co. Ltd.	95,300	1,002

88

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
^	Shoei Foods Corp.	34,100	1,002
	LIXIL VIVA Corp.	57,900	1,001
	Aichi Steel Corp.	30,702	999
	TOC Co. Ltd.	137,546	999
	Megachips Corp.	52,681	997
	Takasago International Corp.	39,700	996
	Bando Chemical Industries Ltd.	117,200	995
	Konishi Co. Ltd.	70,400	994
^	Sanoh Industrial Co. Ltd.	79,400	993
	Taihei Dengyo Kaisha Ltd.	42,000	991
	Organo Corp.	18,000	984
	Denki Kogyo Co. Ltd.	31,980	983
	Tokyo Kiraboshi Financial Group Inc.	69,766	983
	Tachi-S Co. Ltd.	73,800	980
*	ARTERIA Networks Corp.	70,100	977
	Maeda Kosen Co. Ltd.	58,500	977
	Topy Industries Ltd.	47,479	971
	Ryoyo Electro Corp.	54,642	970
	Belluna Co. Ltd.	148,000	968
	Tosei Corp.	76,400	964
	Foster Electric Co. Ltd.	53,785	962
	Ehime Bank Ltd.	90,900	961
	Takamatsu Construction Group Co. Ltd.	39,800	958
	Koa Corp.	76,200	958
	San ju San Financial Group Inc.	61,452	952
	G-Tekt Corp.	55,200	952
	Enplas Corp.	29,553	948
	Geo Holdings Corp.	76,000	947
	Vital KSK Holdings Inc.	92,700	947
^	Fuji Co. Ltd.	52,500	945
	Key Coffee Inc.	43,593	940
	Kaga Electronics Co. Ltd.	48,400	938
^,*	Istyle Inc.	136,500	937
	Okabe Co. Ltd.	110,635	937
	Tayca Corp.	47,332	934
	Mitsui-Soko Holdings Co. Ltd.	57,552	933
	Fujibo Holdings Inc.	29,700	933
	PAL GROUP Holdings Co. Ltd.	29,500	933
	Goldcrest Co. Ltd.	45,080	931
	Sodick Co. Ltd.	107,578	930
	Toyo Construction Co. Ltd.	197,900	930
	Nextage Co. Ltd.	93,700	930
	Pacific Metals Co. Ltd.	38,808	928
	Uchida Yoko Co. Ltd.	23,600	927
	Matsuya Co. Ltd.	119,800	927
	EM Systems Co. Ltd.	48,800	924
	Chiyoda Co. Ltd.	62,200	922
	Tamron Co. Ltd.	42,100	919
	ESPEC Corp.	50,908	919
	Rorze Corp.	27,000	917
	Nippon Road Co. Ltd.	15,000	917
	Asahi Diamond Industrial Co. Ltd.	147,022	915
	Riso Kyoiku Co. Ltd.	237,600	912
	Sinko Industries Ltd.	53,841	912
	Canon Electronics Inc.	48,694	912
	Mitsubishi Logisnext Co. Ltd.	84,700	911
	Tekken Corp.	33,900	909
	Riken Keiki Co. Ltd.	46,200	907
	Sun Frontier Fudousan Co. Ltd.	74,400	905
	Toyo Tanso Co. Ltd.	38,310	905
	Mie Kotsu Group Holdings Inc.	163,100	904
	Sanyo Electric Railway Co. Ltd.	44,984	902
	Torii Pharmaceutical Co. Ltd.	33,800	902
	Dai-Dan Co. Ltd.	38,900	901

89

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Shikoku Bank Ltd.	94,540	901
	Qol Holdings Co. Ltd.	64,299	900
	Akita Bank Ltd.	44,000	898
	Sinfonia Technology Co. Ltd.	72,600	892
	Tokushu Tokai Paper Co. Ltd.	23,700	891
	Mitsui Sugar Co. Ltd.	40,900	889
	Okuwa Co. Ltd.	70,700	889
	Valqua Ltd.	39,800	887
	Inageya Co. Ltd.	66,100	886
	Nippon Kanzai Co. Ltd.	50,200	884
^,*	RPA Holdings Inc.	74,630	883
^	Kintetsu Department Store Co. Ltd.	27,700	883
	Riken Corp.	23,700	879
	Macromill Inc.	98,200	875
	Sogo Medical Holdings Co. Ltd.	50,500	875
	Shinko Shoji Co. Ltd.	101,600	871
	Zuken Inc.	41,100	871
	Daito Pharmaceutical Co. Ltd.	28,900	870
^,*	Fujio Food System Co. Ltd.	30,400	870
	Starzen Co. Ltd.	20,500	864
	Hibiya Engineering Ltd.	47,800	863
	Micronics Japan Co. Ltd.	92,100	862
	Sumitomo Riko Co. Ltd.	98,800	860
	Kenko Mayonnaise Co. Ltd.	36,300	857
	KFC Holdings Japan Ltd.	40,000	856
	Marusan Securities Co. Ltd.	177,355	855
	Fukui Bank Ltd.	60,155	855
	St. Marc Holdings Co. Ltd.	38,300	854
	Anest Iwata Corp.	89,600	852
^	Fixstars Corp.	56,800	851
	Hioki EE Corp.	24,300	851
	Tonami Holdings Co. Ltd.	18,400	849
^	Nippon Yakin Kogyo Co. Ltd.	38,679	849
	Tosho Co. Ltd.	41,400	846
	Rheon Automatic Machinery Co. Ltd.	55,315	841
	Future Corp.	51,500	841
	Daiwa Industries Ltd.	74,700	838
	Matsuyafoods Holdings Co. Ltd.	22,200	835
	Shin-Etsu Polymer Co. Ltd.	97,300	834
	Chubu Shiryo Co. Ltd.	71,300	832
	Sumitomo Densetsu Co. Ltd.	39,800	831
^	Yamashin-Filter Corp.	100,813	829
	ZIGExN Co. Ltd.	153,800	825
	Daiichi Jitsugyo Co. Ltd.	25,500	823
	Tachibana Eletech Co. Ltd.	49,134	822
	Aichi Bank Ltd.	23,404	822
	Noritsu Koki Co. Ltd.	56,800	820
	Akatsuki Inc.	14,700	819
	Kappa Create Co. Ltd.	63,388	818
	Arcland Sakamoto Co. Ltd.	69,200	816
	Union Tool Co.	25,400	809
	IR Japan Holdings Ltd.	24,500	808
	Intage Holdings Inc.	90,500	806
^,*	KLab Inc.	90,260	803
	Yamanashi Chuo Bank Ltd.	80,462	803
	Neturen Co. Ltd.	90,500	797
	OSAKA Titanium Technologies Co. Ltd.	50,800	795
	Katakura Industries Co. Ltd.	61,600	794
	Optorun Co. Ltd.	26,300	793
	Nippon Thompson Co. Ltd.	177,600	793
	JAC Recruitment Co. Ltd.	42,000	792
	Sankyo Tateyama Inc.	72,700	792
	KAWADA TECHNOLOGIES Inc.	12,000	791
^	Nissei ASB Machine Co. Ltd.	22,000	789

90

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Daido Metal Co. Ltd.	124,200	788
	RS Technologies Co. Ltd.	19,300	788
	Sanyo Special Steel Co. Ltd.	61,870	784
	CMK Corp.	128,500	778
*	Poletowin Pitcrew Holdings Inc.	79,900	774
	Pasona Group Inc.	54,000	771
	Daiken Corp.	42,800	771
	Osaki Electric Co. Ltd.	110,600	766
	Riken Vitamin Co. Ltd.	21,400	763
	Gakken Holdings Co. Ltd.	13,900	762
	SBS Holdings Inc.	46,200	759
^	J Trust Co. Ltd.	211,200	759
*	Japan Meat Co. Ltd.	37,100	759
	Amuse Inc.	28,500	759
	Itochu-Shokuhin Co. Ltd.	15,700	758
	Sumitomo Seika Chemicals Co. Ltd.	23,800	758
	Mimasu Semiconductor Industry Co. Ltd.	38,500	752
	Towa Bank Ltd.	88,500	751
	Insource Co. Ltd.	28,100	751
	IDOM Inc.	176,700	747
	Iino Kaiun Kaisha Ltd.	221,936	745
	Sanshin Electronics Co. Ltd.	52,200	745
	Advan Co. Ltd.	65,900	743
	Japan Transcity Corp.	144,292	741
	Nippon Parking Development Co. Ltd.	486,700	739
	Hoosiers Holdings	117,200	731
	Aisan Industry Co. Ltd.	88,300	730
	Alconix Corp.	57,714	729
	Toho Zinc Co. Ltd.	35,778	726
	Shinwa Co. Ltd.	32,000	725
	Komtasu Matere Co. Ltd.	93,400	725
	Tenma Corp.	39,600	724
	Eagle Industry Co. Ltd.	71,900	722
	Toyo Corp.	70,017	721
	Kamei Corp.	63,100	720
	Shin Nippon Air Technologies Co. Ltd.	36,200	719
	Juki Corp.	79,618	718
	Shindengen Electric Manufacturing Co. Ltd.	21,100	717
	GLOBERIDE Inc.	28,100	717
	Denyo Co. Ltd.	40,800	716
^	Rock Field Co. Ltd.	52,568	716
	Toho Titanium Co. Ltd.	86,800	715
	Toa Corp.	62,200	715
	Chiyoda Integre Co. Ltd.	31,800	713
	Michinoku Bank Ltd.	44,700	713
	Furuno Electric Co. Ltd.	68,900	712
	Roland DG Corp.	36,000	707
	Nippon Chemi-Con Corp.	42,681	705
^	Kamakura Shinsho Ltd.	51,300	705
	LEC Inc.	69,948	704
	Stella Chemifa Corp.	24,200	704
*	Open Door Inc.	36,800	704
	OSJB Holdings Corp.	287,994	701
	Towa Corp.	71,165	700
	Sagami Holdings Corp.	54,696	699
*	Elan Corp.	44,000	698
	Melco Holdings Inc.	25,900	696
	Cybozu Inc.	67,900	696
	ASKA Pharmaceutical Co. Ltd.	59,100	695
	Kyokuyo Co. Ltd.	25,900	693
^,*	Optim Corp.	27,419	691
	PIA Corp.	16,100	691
	Ines Corp.	61,300	690
	Arcland Service Holdings Co. Ltd.	38,800	689

91

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Nitto Kohki Co. Ltd.	31,800	686
	YAKUODO Holdings Co. Ltd.	28,300	682
	Sumida Corp.	60,909	681
	Moriroku Holdings Co. Ltd.	30,100	680
	Dai Nippon Toryo Co. Ltd.	67,000	679
	Iseki & Co. Ltd.	44,587	678
	Arakawa Chemical Industries Ltd.	46,100	675
	Nittetsu Mining Co. Ltd.	16,100	675
^,*	BrainPad Inc.	12,819	673
	Trust Tech Inc.	53,092	673
	Toenec Corp.	20,600	672
	OPT Holding Inc.	43,245	669
	Alpen Co. Ltd.	41,900	666
	Toa Corp.	49,500	666
	Nichiden Corp.	35,200	664
	Xebio Holdings Co. Ltd.	59,208	664
^	Link And Motivation Inc.	123,000	659
	Nihon Chouzai Co. Ltd.	18,100	659
	Kyosan Electric Manufacturing Co. Ltd.	140,400	659
	Fukuda Corp.	15,200	656
	ValueCommerce Co. Ltd.	42,400	652
	WATAMI Co. Ltd.	50,000	652
	Riken Technos Corp.	137,600	651
	Cosel Co. Ltd.	59,200	650
	Cawachi Ltd.	31,800	649
	Yorozu Corp.	50,676	648
	Icom Inc.	28,600	647
	Mitsubishi Research Institute Inc.	18,200	644
*	ES-Con Japan Ltd.	79,200	644
	Kanagawa Chuo Kotsu Co. Ltd.	17,800	641
	Sparx Group Co. Ltd.	260,600	641
	Oyo Corp.	55,700	638
	CI Takiron Corp.	105,300	634
	Warabeya Nichiyo Holdings Co. Ltd.	35,600	627
	Krosaki Harima Corp.	11,600	622
	Godo Steel Ltd.	28,700	620
	Misawa Homes Co. Ltd.	57,700	619
*	Vector Inc.	65,700	618
	Keiyo Co. Ltd.	126,200	616
	Hosokawa Micron Corp.	16,900	614
	Chukyo Bank Ltd.	30,300	614
	Nagatanien Holdings Co. Ltd.	30,900	614
	Hodogaya Chemical Co. Ltd.	16,200	610
	NS United Kaiun Kaisha Ltd.	26,900	609
	Achilles Corp.	37,400	608
	Torishima Pump Manufacturing Co. Ltd.	63,800	608
	CONEXIO Corp.	43,900	607
	Ichiyoshi Securities Co. Ltd.	93,900	606
	Feed One Co. Ltd.	387,000	606
*	Gunosy Inc.	36,900	605
	Aiphone Co. Ltd.	35,000	604
^,*	JDC Corp.	104,100	604
	Kurimoto Ltd.	37,000	601
	Fujita Kanko Inc.	22,500	601
	Kanaden Corp.	48,900	599
	Hochiki Corp.	42,800	598
	Yurtec Corp.	96,600	597
	BRONCO BILLY Co. Ltd.	23,800	595
	Gurunavi Inc.	67,600	594
	Nichiban Co. Ltd.	34,800	592
	Nihon Trim Co. Ltd.	12,500	592
	Mitsuba Corp.	93,324	589
	Koatsu Gas Kogyo Co. Ltd.	73,900	585
	Fuji Pharma Co. Ltd.	44,300	585

92

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Tochigi Bank Ltd.	274,512	576
	JSP Corp.	30,900	573
	France Bed Holdings Co. Ltd.	61,100	572
	Shinnihon Corp.	72,700	571
	Onoken Co. Ltd.	43,300	568
	Nippon Denko Co. Ltd.	327,190	567
	Nisso Corp.	46,800	564
	F@N Communications Inc.	116,500	563
	Rokko Butter Co. Ltd.	33,300	559
	Nissin Sugar Co. Ltd.	30,100	556
	Yonex Co. Ltd.	103,100	554
	Nihon Nohyaku Co. Ltd.	105,100	552
	Kasai Kogyo Co. Ltd.	68,200	552
	Genky DrugStores Co. Ltd.	24,500	548
	Kato Works Co. Ltd.	28,941	547
	Teikoku Electric Manufacturing Co. Ltd.	46,800	546
	Fujiya Co. Ltd.	28,000	543
	Nippon Beet Sugar Manufacturing Co. Ltd.	27,700	543
	Kyodo Printing Co. Ltd.	21,400	542
	Yushin Precision Equipment Co. Ltd.	58,000	541
	Marvelous Inc.	76,700	541
	FIDEA Holdings Co. Ltd.	448,400	541
	Taki Chemical Co. Ltd.	13,000	540
	CTS Co. Ltd.	73,842	535
	K&O Energy Group Inc.	35,500	534
	Sankyo Seiko Co. Ltd.	102,297	533
	Kansai Super Market Ltd.	55,000	533
	Itoki Corp.	116,200	532
	SWCC Showa Holdings Co. Ltd.	61,300	532
	WDB Holdings Co. Ltd.	20,912	532
	Tsukui Corp.	128,000	527
	Kyokuto Securities Co. Ltd.	70,500	526
^	Pepper Food Service Co. Ltd.	34,654	526
	Tatsuta Electric Wire and Cable Co. Ltd.	95,500	524
	Evolable Asia Corp.	28,318	522
	Ryoden Corp.	34,400	521
	Fudo Tetra Corp.	37,120	520
	Halows Co. Ltd.	21,200	520
	Sekisui Plastics Co. Ltd.	70,400	519
	Happinet Corp.	41,000	517
	Chori Co. Ltd.	29,500	517
*	Unitika Ltd.	165,200	513
	Fukui Computer Holdings Inc.	19,200	513
	Matsuda Sangyo Co. Ltd.	34,100	512
	SB Technology Corp.	26,700	512
	Shibusawa Warehouse Co. Ltd.	26,209	509
	Alpha Systems Inc.	19,600	507
	SRA Holdings	20,900	507
	Honeys Holdings Co. Ltd.	40,090	505
	Maezawa Kyuso Industries Co. Ltd.	25,400	503
	Studio Alice Co. Ltd.	28,000	501
	Aeon Fantasy Co. Ltd.	18,400	501
^	Dai-ichi Seiko Co. Ltd.	20,100	499
	Shimizu Bank Ltd.	27,600	498
	MTI Ltd.	76,800	498
	Weathernews Inc.	15,600	493
	Tokyo Energy & Systems Inc.	52,400	489
	Hisaka Works Ltd.	56,300	486
	Ministop Co. Ltd.	35,600	479
	Kourakuen Holdings Corp.	25,600	477
	ASAHI YUKIZAI Corp.	33,811	477
	Central Sports Co. Ltd.	15,775	477
	Bank of Saga Ltd.	32,000	476
^	YA-MAN Ltd.	73,200	474

93

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Nissin Corp.	29,700	470
	Pronexus Inc.	39,935	469
	Nihon Tokushu Toryo Co. Ltd.	42,700	467
	Aichi Corp.	72,700	464
	Yomiuri Land Co. Ltd.	10,800	463
	Mars Group Holdings Corp.	25,000	462
	ST Corp.	30,400	462
	Daikokutenbussan Co. Ltd.	14,800	462
^	Meiko Network Japan Co. Ltd.	51,963	462
	GCA Corp.	57,500	460
*	Nippon Sharyo Ltd.	18,000	458
	Hokkan Holdings Ltd.	28,400	458
	Osaka Steel Co. Ltd.	33,400	457
	Hito Communications Holdings Inc.	29,766	457
	Japan Best Rescue System Co. Ltd.	44,565	456
	Parco Co. Ltd.	37,500	452
	Kitagawa Corp.	23,400	452
	Jimoto Holdings Inc.	467,182	447
^	CHIMNEY Co. Ltd.	20,000	447
	Japan Cash Machine Co. Ltd.	49,900	446
^,*	Medical Data Vision Co. Ltd.	42,700	446
	Toyo Kanetsu KK	23,700	445
	Mitsui Matsushima Holdings Co. Ltd.	37,300	445
	Yahagi Construction Co. Ltd.	62,400	443
	Hokkaido Gas Co. Ltd.	29,400	442
	Taisei Lamick Co. Ltd.	16,200	441
	Sanyo Shokai Ltd.	33,142	441
	NEC Capital Solutions Ltd.	20,600	437
*	KNT-CT Holdings Co. Ltd.	30,900	435
^,*	Toyo Engineering Corp.	68,235	435
^	W-Scope Corp.	70,700	433
	Sinanen Holdings Co. Ltd.	23,600	430
	Hakuto Co. Ltd.	36,000	430
	World Holdings Co. Ltd.	25,600	429
	Tokyo Individualized Educational Institute Inc.	58,412	426
	CMIC Holdings Co. Ltd.	25,300	424
	Namura Shipbuilding Co. Ltd.	149,448	417
	Fuso Pharmaceutical Industries Ltd.	20,500	417
	Asahi Co. Ltd.	37,200	413
	CAC Holdings Corp.	32,300	412
*	Sanden Holdings Corp.	63,100	411
	Tomoku Co. Ltd.	25,400	407
	Tsukuba Bank Ltd.	204,300	407
*	COOKPAD Inc.	135,200	407
	Sanei Architecture Planning Co. Ltd.	28,400	406
	PC Depot Corp.	90,940	404
	Space Value Holdings Co. Ltd.	84,200	403
	Sac’s Bar Holdings Inc.	48,750	402
^,*	Akebono Brake Industry Co. Ltd.	209,083	399
	SMK Corp.	13,700	395
	Chuetsu Pulp & Paper Co. Ltd.	25,600	393
	Elematec Corp.	40,600	391
	JP-Holdings Inc.	147,200	390
	Daisyo Corp.	26,500	390
	Corona Corp. Class A	36,300	389
	Artnature Inc.	58,500	389
	Yushiro Chemical Industry Co. Ltd.	29,400	387
	Chiba Kogyo Bank Ltd.	130,100	380
	Jamco Corp.	27,800	378
^,*	Change Inc.	19,300	375
	Zuiko Corp.	12,000	371
	Mitsubishi Steel Manufacturing Co. Ltd.	34,800	371
	Tv Tokyo Holdings Corp.	17,800	371
	Tsutsumi Jewelry Co. Ltd.	20,300	369

94

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
^	Ohara Inc.	26,588	366
	Okura Industrial Co. Ltd.	19,700	363
	Kita-Nippon Bank Ltd.	20,300	358
	Toho Co. Ltd.	22,100	357
	Atsugi Co. Ltd.	46,500	353
	Toa Oil Co. Ltd.	15,200	349
	Wellnet Corp.	51,500	347
^	Takamiya Co. Ltd.	52,900	344
	Shin Nippon Biomedical Laboratories Ltd.	57,100	342
	Fujikura Kasei Co. Ltd.	65,300	340
	Gun-Ei Chemical Industry Co. Ltd.	14,500	339
	Tokyo Rakutenchi Co. Ltd.	6,200	334
	Maezawa Kasei Industries Co. Ltd.	30,000	329
	Toli Corp.	120,901	326
	Seika Corp.	25,700	326
	Mitsubishi Paper Mills Ltd.	71,400	325
	Wowow Inc.	13,500	325
	Kitano Construction Corp.	12,300	322
	Shimojima Co. Ltd.	28,800	321
*	Tokyo Base Co. Ltd.	46,700	317
	T RAD Co. Ltd.	16,200	316
	Nihon Yamamura Glass Co. Ltd.	26,100	312
	Taiho Kogyo Co. Ltd.	38,900	311
	Tokyo Rope Manufacturing Co. Ltd.	29,200	309
	Nippon Coke & Engineering Co. Ltd.	377,400	302
^,*	Remixpoint Inc.	161,450	297
^	Linical Co. Ltd.	31,900	294
	Chuo Spring Co. Ltd.	10,800	292
*	FDK Corp.	39,814	291
	Takaoka Toko Co. Ltd.	25,600	290
	Ateam Inc.	28,900	282
	Kojima Co. Ltd.	70,600	278
	Inaba Seisakusho Co. Ltd.	19,600	265
	Fuji Oil Co. Ltd.	110,700	262
	Tokyo Electron Device Ltd.	13,300	254
	Fujitsu Frontech Ltd.	28,200	250
	Daikoku Denki Co. Ltd.	17,100	242
	Gecoss Corp.	27,500	240
	Takihyo Co. Ltd.	13,400	235
	Sumitomo Precision Products Co. Ltd.	7,100	232
*	Funai Electric Co. Ltd.	41,200	227
	Cleanup Corp.	41,800	224
	Airport Facilities Co. Ltd.	41,200	212
^,*	Aplus Financial Co. Ltd.	252,100	210
^,*	Tateru Inc.	97,800	195
	Fields Corp.	36,500	183
*	Laox Co. Ltd.	63,900	161
	Paris Miki Holdings Inc.	55,500	147
	Nakayama Steel Works Ltd.	33,600	144
^	Right On Co. Ltd.	23,900	126
	Retail Partners Co. Ltd.	11,600	96
	Rhythm Watch Co. Ltd.	2,600	24
			1,043,829
Kuwait (0.1%)
	National Industries Group Holding SAK	2,803,790	2,043
*	Warba Bank KSCP	2,388,907	2,022
*	Kuwait Projects Co. Holding KSCP	1,950,431	1,409
	Kuwait International Bank KSCP	1,508,414	1,318
	Alimtiaz Investment Group KSC	2,003,758	825
	Integrated Holding Co. KCSC	474,281	705
	Mezzan Holding Co. KSCC	325,833	579
			8,901
Malaysia (0.8%)
	Inari Amertron Bhd.	6,096,000	2,866

95

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Carlsberg Brewery Malaysia Bhd.	403,000	2,675
	Genting Plantations Bhd.	1,122,173	2,660
	Bursa Malaysia Bhd.	1,509,654	2,184
	Yinson Holdings Bhd.	1,314,600	2,171
	Sunway REIT	4,892,700	2,119
	IGB REIT	4,559,800	2,084
	TIME dotCom Bhd.	869,100	1,896
	UMW Holdings Bhd.	1,781,700	1,888
	Kossan Rubber Industries	1,867,600	1,853
	Sunway Bhd.	4,398,588	1,788
	My EG Services Bhd.	6,015,100	1,638
	Sapura Energy Bhd.	25,109,600	1,590
	DRB-Hicom Bhd.	2,443,927	1,477
	KPJ Healthcare Bhd.	6,648,300	1,463
	Serba Dinamik Holdings Bhd.	1,464,700	1,460
	Malakoff Corp. Bhd.	7,109,600	1,454
	Berjaya Sports Toto Bhd.	2,224,500	1,410
	Magnum Bhd.	2,057,400	1,378
	Scientex Bhd.	591,900	1,304
*	Frontken Corp. Bhd.	2,621,800	1,194
	Malaysia Building Society Bhd.	5,687,800	1,190
	VS Industry Bhd.	3,422,175	1,144
	Malaysian Resources Corp. Bhd.	5,854,538	1,035
	Bermaz Auto Bhd.	1,835,440	1,001
	SP Setia Bhd Group	3,453,400	999
*	Bumi Armada Bhd.	9,244,500	993
[2]	Lotte Chemical Titan Holding Bhd.	1,624,805	963
	Padini Holdings Bhd.	1,067,300	937
*	Velesto Energy Bhd.	10,878,380	923
	Cahya Mata Sarawak Bhd.	1,587,500	918
	AEON Credit Service M Bhd.	248,800	911
	Pavilion REIT	2,150,300	890
*	Malayan Cement Bhd.	1,075,800	823
	Supermax Corp. Bhd.	2,278,100	800
	Muhibbah Engineering M Bhd.	1,045,400	597
*	Berjaya Corp. Bhd.	10,072,592	578
	Sunway Construction Group Bhd.	1,178,540	549
	Unisem M Bhd.	845,640	481
*	WCT Holdings Bhd.	2,185,721	468
	Pos Malaysia Bhd.	985,400	362
*	AirAsia X Bhd.	5,583,950	227
*	Datasonic Group Bhd. Warrants Exp. 07/05/2023	599,250	101
*	UMW Oil & Gas Corp. Warrants Exp. 09/30/2024	2,470,020	89
*	Sunway Bhd. Warrants Exp. 12/31/2024	362,955	32
*	Malaysian Resources Corp. Bhd. Warrants Exp. 12/31/2027	430,554	24
*	BIMB Holdings Bhd. Warrants Exp. 12/04/2023	154,640	11
*	KNM Group Bhd. Warrants Exp. 04/21/2020	178,365	7
*	WCT Holdings Bhd. Warrants Exp. 08/24/2020	310,551	4
*	OSK Holdings Bhd. Warrants Exp. 07/22/2020	357,292	2
*	AirAsia X Bhd. Warrants Exp. 06/08/2020	300,675	1
*	Mah Sing Group Warrants Exp. 01/15/2026	125,235	—
			55,612
Mexico (0.5%)
	PLA Administradora Industrial S de RL de CV	2,197,263	3,631
	Gentera SAB de CV	3,174,800	3,146
[2]	Macquarie Mexico Real Estate Management SA de CV	2,143,944	3,023
	Corp Inmobiliaria Vesta SAB de CV	1,553,200	2,591
	Bolsa Mexicana de Valores SAB de CV	1,176,605	2,580
	Grupo Cementos de Chihuahua SAB de CV	454,300	2,539
*	La Comer SAB de CV	1,756,720	2,396
	Qualitas Controladora SAB de CV	551,376	2,378
*	Genomma Lab Internacional SAB de CV Class B	2,083,152	2,199
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	2,000,508	2,171
	Prologis Property Mexico SA de CV	929,743	1,985

96

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Grupo Herdez SAB de CV	574,883	1,172
*	Hoteles City Express SAB de CV	1,046,601	907
	Credito Real SAB de CV SOFOM ER	691,668	849
[2]	Concentradora Fibra Hotelera Mexicana SA de CV	1,845,166	838
*	Axtel SAB de CV	3,674,651	558
	Unifin Financiera SAB de CV	306,041	515
*	Grupo GICSA SAB de CV	1,709,073	444
	Grupo Rotoplas SAB de CV	437,093	399
	Consorcio ARA SAB de CV	1,969,143	371
			34,692
Netherlands (1.6%)
	ASM International NV	135,462	13,658
	IMCD NV	147,036	11,481
*	Altice Europe NV	1,510,309	8,642
	SBM Offshore NV	472,554	8,149
	BE Semiconductor Industries NV	200,078	7,418
	TKH Group NV	117,019	5,999
	Corbion NV	163,919	4,736
[2]	Intertrust NV	244,281	4,650
	Eurocommercial Properties NV	133,526	4,261
	Arcadis NV	198,308	3,921
	APERAM SA	128,477	3,292
	PostNL NV	1,333,880	3,065
*,2	Basic-Fit NV	95,249	2,913
^	Wereldhave NV	112,872	2,672
	Sligro Food Group NV	94,529	2,406
	NSI NV	49,576	2,265
	TomTom NV	187,584	2,124
^	AMG Advanced Metallurgical Group NV	83,672	2,059
^,*	Fugro NV	224,879	2,038
[2]	Flow Traders	78,463	1,848
	Koninklijke BAM Groep NV	725,954	1,843
	Koninklijke Volkerwessels NV	69,443	1,615
	Accell Group NV	59,393	1,475
	Vastned Retail NV	47,472	1,425
[2]	NIBC Holding NV	101,861	830
^,2	B&S Group Sarl	67,655	825
*	Altice Europe NV Class B	114,806	660
	ForFarmers NV	100,623	610
^	Brunel International NV	56,558	524
	Wessanen	340	4
*,§	SRH NV	96,364	—
			107,408
New Zealand (0.8%)
	Mainfreight Ltd.	224,882	5,793
	Chorus Ltd.	1,237,068	4,206
	Goodman Property Trust	3,079,711	4,204
	EBOS Group Ltd.	256,832	4,057
	Infratil Ltd.	1,281,174	4,048
	Z Energy Ltd.	997,229	3,424
	Precinct Properties New Zealand Ltd.	2,620,780	3,056
	Genesis Energy Ltd.	1,383,181	2,906
	Summerset Group Holdings Ltd.	631,339	2,661
	Argosy Property Ltd.	2,219,781	2,006
	Freightways Ltd.	399,735	1,972
	Vital Healthcare Property Trust	1,028,078	1,753
*	Synlait Milk Ltd.	271,274	1,634
	Vector Ltd.	669,077	1,526
	Metlifecare Ltd.	465,849	1,439
	Kathmandu Holdings Ltd.	641,043	1,289
	Heartland Group Holdings Ltd.	1,100,185	1,155
	Scales Corp. Ltd.	319,339	1,070
*	Pushpay Holdings Ltd.	525,766	1,059
	Tourism Holdings Ltd.	373,385	849

97

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	New Zealand Refining Co. Ltd.	485,574	638
*	Restaurant Brands New Zealand Ltd.	82,961	634
	SKY Network Television Ltd.	1,017,531	588
			51,967
Norway (1.5%)
	Storebrand ASA	1,325,648	9,372
	TGS NOPEC Geophysical Co. ASA	325,391	8,451
	Tomra Systems ASA	304,571	8,209
	Bakkafrost P/F	128,106	8,022
[2]	Entra ASA	396,443	5,937
	SpareBank 1 SR-Bank ASA	491,148	5,233
*	Norwegian Finans Holding ASA	433,520	4,187
	SpareBank 1 SMN	361,752	3,898
	Veidekke ASA	300,666	3,260
	Kongsberg Gruppen ASA	210,812	3,114
	Atea ASA	228,300	2,885
	Borregaard ASA	275,942	2,659
[2]	Scatec Solar ASA	230,957	2,569
	Austevoll Seafood ASA	246,840	2,493
*	Nordic Semiconductor ASA	413,542	2,355
	DNO ASA	1,845,613	2,243
*	Frontline Ltd.	212,676	2,237
*	BW Offshore Ltd.	253,496	1,936
	Grieg Seafood ASA	152,519	1,870
[2]	Evry AS	474,799	1,858
[2]	Elkem ASA	721,364	1,714
[2]	Sbanken ASA	221,113	1,571
*	PGS ASA	912,951	1,545
[2]	BW LPG Ltd.	205,764	1,441
^,*	Borr Drilling Ltd.	211,340	1,431
	Norway Royal Salmon ASA	43,699	1,033
*,2	Aker Solutions ASA	421,258	973
	Stolt-Nielsen Ltd.	71,517	881
	Sparebank 1 Oestlandet	80,517	780
	Ocean Yield ASA	130,440	729
	Wallenius Wilhelmsen ASA	286,416	625
^,*	Norwegian Air Shuttle ASA	113,926	554
^,*,2	XXL ASA	269,017	551
	Hoegh LNG Holdings Ltd.	126,442	489
*	Akastor ASA	399,198	453
*	Seadrill Ltd.	161,243	291
*,§	XXL ASA Rights Exp.	29,591	7
			97,856
Pakistan (0.2%)
	Engro Corp. Ltd.	870,496	1,656
	MCB Bank Ltd.	1,370,848	1,522
	Lucky Cement Ltd.	517,316	1,169
*	Hub Power Co. Ltd.	2,460,901	1,145
	Bank Alfalah Ltd.	3,789,050	1,010
	Pakistan State Oil Co. Ltd.	973,084	963
	Pakistan Oilfields Ltd.	371,380	935
	Engro Fertilizers Ltd.	1,805,430	827
	United Bank Ltd.	867,700	767
	SUI Northern Gas Pipeline	1,096,700	472
	Nishat Mills Ltd.	717,026	388
*	National Bank of Pakistan	1,452,500	333
	Searle Co. Ltd.	292,503	326
	Millat Tractors Ltd.	83,621	317
*	SUI Southern Gas Co. Ltd.	2,597,500	291
	DG Khan Cement Co. Ltd.	697,786	267
	Kot Addu Power Co. Ltd.	1,310,608	259
	Fauji Cement Co. Ltd.	1,937,807	193
	Thal Ltd.	38,800	61

98

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Pakistan Telecommunication Co. Ltd.	810,500	39
			12,940
Philippines (0.3%)
	Security Bank Corp.	1,255,349	4,925
	Robinsons Land Corp.	5,505,697	2,759
	Robinsons Retail Holdings Inc.	1,756,950	2,627
	Puregold Price Club Inc.	2,710,900	2,180
	First Gen Corp.	3,464,330	1,692
	Vista Land & Lifescapes Inc.	10,780,000	1,633
	Wilcon Depot Inc.	3,983,100	1,295
	Manila Water Co. Inc.	3,024,685	1,183
	Cebu Air Inc.	545,930	993
	D&L Industries Inc.	5,811,700	977
	Filinvest Land Inc.	26,108,400	823
	Century Pacific Food Inc.	2,700,500	797
	Nickel Asia Corp.	8,936,874	706
*,2	CEMEX Holdings Philippines Inc.	5,531,000	274
	Pilipinas Shell Petroleum Corp.	41,967	28
*,§	Altus San Nicolas Corp.	107,275	11
			22,903
Poland (0.5%)
*	Orange Polska SA	1,826,729	2,993
	Asseco Poland SA	209,526	2,817
*	Bank Millennium SA	1,671,111	2,690
*	AmRest Holdings SE	201,032	2,489
2	PLAY Communications SA	297,211	2,358
	CCC SA	80,474	2,351
*	Alior Bank SA	257,582	1,820
	KRUK SA	45,682	1,737
	Kernel Holding SA	141,466	1,573
	Eurocash SA	232,359	1,333
*	Enea SA	585,983	1,295
*	Grupa Azoty SA	130,366	1,198
	Bank Handlowy w Warszawie SA	86,436	1,154
*	Tauron Polska Energia SA	2,654,787	1,149
	Budimex SA	33,250	1,148
*	Energa SA	564,325	909
	Warsaw Stock Exchange	72,550	734
	Jastrzebska Spolka Weglowa SA	142,274	723
*	Ciech SA	69,830	593
	PKP Cargo SA	80,279	505
	Lubelski Wegiel Bogdanka SA	31,719	301
*,§	getBACK SA	103,234	101
*	Boryszew SA	61,698	70
			32,041

Portugal (0.3%)
	Banco Comercial Portugues SA	22,319,187	5,061
	NOS SGPS SA	615,563	3,660
	REN - Redes Energeticas Nacionais SGPS SA	1,083,051	3,215
	Sonae SGPS SA	2,813,825	2,839
	Navigator Co. SA	712,449	2,571
^	CTT-Correios de Portugal SA	402,404	1,286
	Altri SGPS SA	201,147	1,228
	Corticeira Amorim SGPS SA	90,271	972
	Semapa-Sociedade de Investimento e Gestao	62,160	856
	Mota-Engil SGPS SA	241,392	535
			22,223
Qatar (0.0%)
	Al Meera Consumer Goods Co. QSC	275,790	1,189
	Medicare Group	402,800	995
			2,184
Russia (0.1%)
*	M.Video PJSC	214,000	1,418

99

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Safmar Financial Investment	193,950	1,418
2	Detsky Mir PJSC	605,280	905
	TMK PJSC	840,360	697
*	Mechel PJSC	613,690	579
	Raspadskaya OJSC	328,911	556
	OGK-2 PJSC	53,799,850	493
	Lenenergo PJSC Preference Shares	223,300	427
	TGC-1 PJSC	2,052,400,000	375
	ENEL RUSSIA PJSC	22,016,000	319
	Mechel PJSC Preference Shares	209,660	290
			7,477

Saudi Arabia (0.3%)
*	Yamama Cement Co.	208,555	1,182
	Saudia Dairy & Foodstuff Co.	32,961	1,116
	Aldrees Petroleum and Transport Services Co.	68,455	1,031
	United Electronics Co.	51,438	980
	Leejam Sports Co. JSC	43,589	897
	Arabian Cement Co.	102,870	886
	City Cement Co.	194,569	752
	Eastern Province Cement Co.	81,211	721
	Arriyadh Development Co.	183,878	687
	United International Transportation Co.	73,165	673
*	Al Hammadi Co. for Development and Investment	124,065	658
*	Northern Region Cement Co.	236,153	651
*	Saudi Public Transport Co.	152,089	634
	Herfy Food Services Co.	43,582	565
*	Najran Cement Co.	219,037	562
	National Medical Care Co.	43,916	558
	National Gas & Industrialization Co.	71,578	558
	Dur Hospitality Co.	93,424	543
*	Saudi Chemical Co. Holding	81,624	525
*	Saudi Real Estate Co.	155,150	525
*	National Agriculture Development Co.	73,038	496
*	Middle East Healthcare Co.	71,842	475
*	Al Jouf Cement Co.	211,514	467
*	Saudi Ceramic Co.	56,488	372
*	Tabuk Cement Co.	83,516	309
*	Aseer Trading Tourism & Manufacturing Co.	125,304	291
*	Astra Industrial Group	73,447	286
*	Zamil Industrial Investment Co.	62,414	270
*	Hail Cement Co.	82,098	208
*	Bawan Co.	52,255	205
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	52,105	203
*	Mediterranean & Gulf Insurance & Reinsurance Co.	53,016	202
*	Methanol Chemicals Co.	87,531	180
	AlAbdullatif Industrial Investment Co.	49,335	153
	Saudi Arabian Amiantit Co.	37,407	146
*	Saudi Marketing Co.	27,669	111
*	Red Sea International Co.	21,240	74
			19,152
Singapore (1.1%)
	NetLink NBN Trust	8,387,000	5,730
	Keppel DC REIT	3,082,378	4,527
	Frasers Logistics & Industrial Trust	4,613,480	4,270
	Frasers Centrepoint Trust	1,973,068	3,987
	Keppel Infrastructure Trust	9,948,846	3,915
	Manulife US REIT	3,715,088	3,399
	Ascott Residence Trust	3,154,565	3,197
	Ascendas India Trust	2,323,900	2,782
	CDL Hospitality Trusts	2,200,613	2,652
	Parkway Life REIT	1,083,881	2,605
	ESR-REIT	6,440,179	2,533
	Frasers Commercial Trust	1,854,213	2,235
	Starhill Global REIT	3,873,508	2,105

100

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	CapitaLand Retail China Trust	1,823,708	2,036
	Raffles Medical Group Ltd.	2,716,684	2,017
	Ascendas Hospitality Trust	2,375,600	2,009
	First Resources Ltd.	1,438,329	1,615
	AIMS APAC REIT	1,502,200	1,512
	OUE Commercial REIT	3,796,809	1,506
	Far East Hospitality Trust	2,727,500	1,463
	Cache Logistics Trust	2,740,004	1,461
	SPH REIT	1,636,900	1,372
	Sheng Siong Group Ltd.	1,315,900	1,131
	GuocoLand Ltd.	765,600	1,130
	Frasers Hospitality Trust	2,071,700	1,119
	First REIT	1,466,000	1,098
	Lippo Malls Indonesia Retail Trust	5,723,400	1,010
	Soilbuild Business Space REIT	2,555,408	948
	Sabana Shari’ah Compliant Industrial REIT	2,803,400	947
	Accordia Golf Trust	2,148,316	908
	Thomson Medical Group Ltd.	18,910,900	805
*	Yoma Strategic Holdings Ltd.	3,333,719	770
	OUE Ltd.	720,800	768
	Silverlake Axis Ltd.	2,260,429	756
§	Best World International Ltd.	751,600	745
	Asian Pay Television Trust	3,734,500	458
	Bumitama Agri Ltd.	800,400	326
§	Fortune REIT (XSES)	276,589	304
*,§	Hyflux Ltd.	1,145,286	177
*,§	Noble Group Ltd.	1,804,400	107
^,*,§	Ezra Holdings Ltd.	4,500,399	36
*,§	Ezion Holdings Ltd. Warrants Exp. 04/15/2020	455,755	—
*,§	China Hongxing Sports Ltd.	831,000	—
^,*,§	Midas Holdings Ltd.	2,619,447	—
^,*	Ezion Holdings Ltd. Warrants Exp. 04/16/2023	2,195,796	—
			72,471
South Africa (0.5%)
	AECI Ltd.	297,806	1,923
	Equites Property Fund Ltd.	1,276,026	1,778
	Imperial Logistics Ltd.	468,160	1,757
	Attacq Ltd.	1,985,859	1,724
	EPP NV	1,356,868	1,671
	Investec Property Fund Ltd.	1,400,001	1,476
	SA Corporate Real Estate Ltd.	6,964,135	1,424
	Wilson Bayly Holmes-Ovcon Ltd.	141,805	1,326
	DataTec Ltd.	535,899	1,279
	Allied Electronics Corp. Ltd.	697,137	1,169
	Famous Brands Ltd.	212,560	1,110
	Astral Foods Ltd.	103,005	1,097
	Advtech Ltd.	1,367,018	1,015
	Emira Property Fund Ltd.	1,156,031	972
^,*	Brait SE	843,953	955
*	Nampak Ltd.	1,757,979	935
*	PPC Ltd.	3,626,832	925
	Cashbuild Ltd.	60,409	880
	Zeder Investments Ltd.	2,618,908	850
	Metair Investments Ltd.	520,139	846
	Hosken Consolidated Investments Ltd.	140,461	836
^	Omnia Holdings Ltd.	485,758	833
*	Sun International Ltd.	282,020	762
	Adcock Ingram Holdings Ltd.	204,117	761
	Alexander Forbes Group Holdings Ltd.	2,012,216	689
*	Long4Life Ltd.	2,304,133	642
^	Curro Holdings Ltd.	521,650	628
	Peregrine Holdings Ltd.	481,689	594
	Hudaco Industries Ltd.	81,387	588
^	DRDGOLD Ltd.	1,075,447	549

101

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Raubex Group Ltd.	424,158	548
*	Arrowhead Properties Ltd. Class B	2,225,944	516
	City Lodge Hotels Ltd.	91,614	484
	Murray & Roberts Holdings Ltd.	605,459	449
	Grindrod Ltd.	1,283,661	411
	Lewis Group Ltd.	219,461	407
^,*	Steinhoff International Holdings NV	5,459,085	354
*	EOH Holdings Ltd.	330,885	342
^,*	Blue Label Telecoms Ltd.	1,757,776	322
*,§	Tongaat Hulett Ltd.	300,239	262
*	Ascendis Health Ltd.	754,517	188
	Delta Property Fund Ltd.	1,462,064	98
	Rebosis Property Fund Ltd.	1,355,843	27
			36,402
South Korea (3.9%)
	LG Innotek Co. Ltd.	39,651	4,119
^,*	KMW Co. Ltd.	78,349	3,591
^,*	Pearl Abyss Corp.	17,137	3,188
^	Douzone Bizon Co. Ltd.	50,225	3,169
	Meritz Securities Co. Ltd.	810,615	3,134
^,*	HLB Life Science CO Ltd.	108,385	3,034
*	Hanall Biopharma Co. Ltd.	102,901	2,926
	Hyundai Elevator Co. Ltd.	45,304	2,858
	WONIK IPS Co. Ltd.	96,310	2,735
	Koh Young Technology Inc.	33,797	2,733
	Meritz Fire & Marine Insurance Co. Ltd.	157,851	2,505
	Youngone Corp.	83,500	2,491
	Com2uSCorp	27,244	2,297
*	Mezzion Pharma Co. Ltd.	13,451	2,222
2	Orange Life Insurance Ltd.	92,306	2,219
*	Hyundai Merchant Marine Co. Ltd.	762,118	2,154
^	Hanjin Kal Corp.	82,060	2,135
	Kolon Industries Inc.	50,589	2,048
	SK Materials Co. Ltd.	13,007	2,042
*	Pan Ocean Co. Ltd.	531,751	2,004
*	GemVax & Kael Co. Ltd.	88,149	1,970
	KIWOOM Securities Co. Ltd.	32,911	1,952
	Eo Technics Co. Ltd.	22,865	1,887
*	Hyundai Rotem Co. Ltd.	136,780	1,886
	Hansol Chemical Co. Ltd.	23,091	1,856
	LS Industrial Systems Co. Ltd.	43,434	1,856
*	Hugel Inc.	5,779	1,808
	JB Financial Group Co. Ltd.	391,599	1,797
	Hyosung Corp.	24,835	1,764
	SFA Engineering Corp.	49,217	1,764
	Korean Reinsurance Co.	257,042	1,751
	Innocean Worldwide Inc.	31,556	1,742
*	Genexine Co. Ltd.	35,750	1,718
^,*	Celltrion Pharm Inc.	49,062	1,681
^	Kolmar Korea Co. Ltd.	40,476	1,667
	Daewoong Pharmaceutical Co. Ltd.	12,258	1,603
	Green Cross Corp.	14,494	1,595
^,*	Iljin Materials Co. Ltd.	45,977	1,548
	Chong Kun Dang Pharmaceutical Corp.	18,734	1,541
^,*	SM Entertainment Co. Ltd.	47,989	1,526
	F&F Co. Ltd.	17,577	1,515
^	Soulbrain Co. Ltd.	23,301	1,507
*	Chabiotech Co. Ltd.	114,871	1,500
	JYP Entertainment Corp.	77,728	1,492
	Taekwang Industrial Co. Ltd.	1,536	1,448
	DB HiTek Co. Ltd.	95,776	1,397
^,*	Kumho Tire Co. Inc.	379,145	1,377
	Hyundai Greenfood Co. Ltd.	142,504	1,372
	Daishin Securities Co. Ltd.	126,040	1,347

102

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Green Cross Holdings Corp.	73,369	1,308
	Daeduck Electronics Co.	139,388	1,279
^	Cosmax Inc.	18,602	1,272
	HS Industries Co. Ltd.	128,479	1,252
	Taeyoung Engineering & Construction Co. Ltd.	112,036	1,249
^,*	CrystalGenomics Inc.	100,213	1,245
*	Asiana Airlines Inc.	271,267	1,241
*	BH Co. Ltd.	63,095	1,233
*	AfreecaTV Co. Ltd.	19,279	1,222
^,*	Komipharm International Co. Ltd.	101,588	1,220
	Bukwang Pharmaceutical Co. Ltd.	95,324	1,193
	Dongjin Semichem Co. Ltd.	82,217	1,175
	Hyundai Home Shopping Network Corp.	16,099	1,169
	Huchems Fine Chemical Corp.	61,295	1,166
^,*	Naturecell Co. Ltd.	127,849	1,162
^,*	Ananti Inc.	118,516	1,158
	Hyosung TNC Co. Ltd.	8,375	1,154
	Seoul Semiconductor Co. Ltd.	100,315	1,153
^,*	G-treeBNT Co. Ltd.	58,046	1,143
*	Yungjin Pharmaceutical Co. Ltd.	247,207	1,133
*	Studio Dragon Corp.	16,932	1,133
	LEENO Industrial Inc.	24,809	1,131
	Dong-A ST Co. Ltd.	12,922	1,125
^,*	Pharmicell Co. Ltd.	151,640	1,121
*	DIO Corp.	31,142	1,121
^,*	Oscotec Inc.	61,608	1,115
*	Medipost Co. Ltd.	39,999	1,111
^,*	Sangsangin Co. Ltd.	106,218	1,102
^,*	ABLBio Inc.	67,329	1,102
^	SKCKOLONPI Inc.	37,259	1,099
^	NEPES Corp.	44,997	1,074
^,*	Hyundai Bioscience Co. Ltd.	88,330	1,068
	Sam Chun Dang Pharm Co. Ltd.	36,955	1,064
	DoubleUGames Co. Ltd.	25,802	1,063
^	Partron Co. Ltd.	104,809	1,063
	CJ CGV Co. Ltd.	36,432	1,054
	Shinsegae International Inc.	6,188	1,054
^,*	Telcon RF Pharmaceutical Inc.	183,988	1,042
	Hana Tour Service Inc.	24,769	1,032
	IS Dongseo Co. Ltd.	37,565	1,031
^,*	Foosung Co. Ltd.	140,973	1,020
	SK Chemicals Co. Ltd.	25,127	1,018
^,*	Ecopro BM Co. Ltd.	22,874	1,010
	Daou Technology Inc.	64,779	1,007
	GS Home Shopping Inc.	7,872	1,006
	Daesang Corp.	53,653	988
	NICE Information Service Co. Ltd.	92,606	968
*	Amicogen Inc.	50,285	967
	Grand Korea Leisure Co. Ltd.	52,651	961
^,*	Lotte Tour Development Co. Ltd.	86,241	960
*	Osstem Implant Co. Ltd.	27,428	940
*	Enzychem Lifesciences Corp.	17,164	939
	Dentium Co. Ltd.	18,143	928
	Handsome Co. Ltd.	36,426	913
	Hyosung Chemical Corp.	6,277	891
	LOTTE Himart Co. Ltd.	34,246	891
	Ahnlab Inc.	16,814	888
	NICE Holdings Co. Ltd.	53,170	887
*	Dongkuk Steel Mill Co. Ltd.	175,555	885
	LF Corp.	52,418	884
	Samyang Holdings Corp.	16,130	878
^	Korea Real Estate Investment & Trust Co. Ltd.	460,530	874
	Poongsan Corp.	50,513	871
	Hanjin Transportation Co. Ltd.	32,813	869

103

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	LIG Nex1 Co. Ltd.	30,001	867
	JW Pharmaceutical Corp.	34,815	864
	LG International Corp.	64,772	863
^,*	Ecopro Co. Ltd.	48,493	863
*	Innox Advanced Materials Co. Ltd.	17,137	852
	LG Hausys Ltd.	16,645	851
	Korea Petrochemical Ind Co. Ltd.	8,164	833
	Meritz Financial Group Inc.	77,687	830
^,*	Cafe24 Corp.	15,760	825
^	Samwha Capacitor Co. Ltd.	19,254	816
^	L&F Co. Ltd.	41,478	812
	Dawonsys Co. Ltd.	62,389	797
*	LegoChem Biosciences Inc.	19,474	789
^,*	Hyosung Advanced Materials Corp.	8,353	786
	SL Corp.	43,420	783
	Korea Electric Terminal Co. Ltd.	19,670	779
^,*	Feelux Co. Ltd.	130,079	777
^	Daea TI Co. Ltd.	160,034	774
^	Kumho Industrial Co. Ltd.	74,010	770
	Silicon Works Co. Ltd.	26,878	769
	DongKook Pharmaceutical Co. Ltd.	12,892	767
*	CMG Pharmaceutical Co. Ltd.	293,602	762
	Orion Holdings Corp.	56,018	761
	S&T Motiv Co. Ltd.	19,364	756
^,*	Dongsung Pharmaceutical Co. Ltd.	49,907	756
	Nexen Tire Corp.	93,637	753
^	Mirae Asset Life Insurance Co. Ltd.	217,073	747
	Daewoong Co. Ltd.	60,767	743
*	Seegene Inc.	40,628	739
	Hankook Technology Group Co. Ltd.	64,353	734
	SK Gas Ltd.	10,175	734
	Hansae Co. Ltd.	47,214	734
	Halla Holdings Corp.	20,233	724
	Young Poong Corp.	1,362	713
^	TES Co. Ltd.	40,459	711
*	Ilyang Pharmaceutical Co. Ltd.	37,977	711
	Tongyang Inc.	576,250	710
^,*	iNtRON Biotechnology Inc.	63,442	703
	Dongwon Industries Co. Ltd.	3,820	702
	Sebang Global Battery Co. Ltd.	21,291	696
^	YG Entertainment Inc.	30,121	694
	Youngone Holdings Co. Ltd.	15,181	685
*	Webzen Inc.	47,939	685
^,*	Vidente Co. Ltd.	67,418	679
^,*	Eutilex Co. Ltd.	13,150	678
	Dong-A Socio Holdings Co. Ltd.	8,488	675
^,*	SFA Semicon Co. Ltd.	223,950	673
	Binggrae Co. Ltd.	14,175	670
	Advanced Process Systems Corp.	28,887	668
^	Chongkundang Holdings Corp.	8,492	662
^,*	Duk San Neolux Co. Ltd.	33,677	656
*	Yuyang DNU Co. Ltd.	134,913	652
	Maeil Dairies Co. Ltd.	8,526	647
	Posco ICT Co. Ltd.	155,472	640
^	Jeil Pharma Holdings Inc.	41,891	639
^	Jeil Pharmaceutical Co. Ltd.	21,083	629
	Dongwon F&B Co. Ltd.	3,162	623
	KEPCO Engineering & Construction Co. Inc.	35,294	622
	Harim Holdings Co. Ltd.	80,001	618
§	Caregen Co. Ltd.	9,378	612
	Hansol Paper Co. Ltd.	48,477	610
	Modetour Network Inc.	44,345	600
^,*	Korea Line Corp.	31,259	596
	Songwon Industrial Co. Ltd.	44,754	593

104

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	SK Discovery Co. Ltd.	30,643	590
	InBody Co. Ltd.	29,676	581
	Green Cross Cell Corp.	15,542	575
*	NKMax Co. Ltd.	64,044	565
^,*	STCUBE	59,358	558
^,*	KH Vatec Co. Ltd.	37,802	555
	Jusung Engineering Co. Ltd.	90,803	553
	i-SENS Inc.	23,321	550
^	SK Securities Co. Ltd.	1,050,409	541
*	Able C&C Co. Ltd.	52,754	538
	Huons Co. Ltd.	13,427	538
*	Anterogen Co. Ltd.	12,950	535
	Wemade Co. Ltd.	23,531	531
^,*	Inscobee Inc.	228,941	530
	iMarketKorea Inc.	56,725	530
*	Yuanta Securities Korea Co. Ltd.	239,036	526
^	Cuckoo Homesys Co. Ltd.	15,830	525
^,*	Samsung Pharmaceutical Co. Ltd.	152,033	522
*	Binex Co. Ltd.	68,432	516
^,*	Insun ENT Co. Ltd.	84,006	513
^	Kwang Dong Pharmaceutical Co. Ltd.	86,934	512
	Hanil Cement Co. Ltd.	6,050	509
	Hanwha General Insurance Co. Ltd.	207,681	498
	SPC Samlip Co. Ltd.	6,312	497
*	Neowiz	33,669	494
	Namyang Dairy Products Co. Ltd.	1,192	482
*	Seobu T&D	72,783	482
^	JW Holdings Corp.	89,840	481
	KISWIRE Ltd.	25,487	478
^	Hankook Shell Oil Co. Ltd.	1,676	477
	Lock&Lock Co. Ltd.	46,529	471
	CJ Hello Co. Ltd.	88,531	464
*	Hanwha Investment & Securities Co. Ltd.	267,611	460
	Kyobo Securities Co. Ltd.	58,597	457
	KC Tech Co. Ltd.	26,969	452
*	KONA I Co. Ltd.	31,530	451
^,*	Hyosung Heavy Industries Corp.	18,519	450
	GOLFZON Co. Ltd.	7,462	438
	Daekyo Co. Ltd.	81,846	433
^,*	Hansol Technics Co. Ltd.	65,997	422
^,*	Peptron Inc.	36,652	420
^,*	Aprogen pharmaceuticals Inc.	435,535	419
	Samchully Co. Ltd.	5,762	418
^,*	Interflex Co. Ltd.	27,493	414
^	Sung Kwang Bend Co. Ltd.	48,327	411
	AK Holdings Inc.	15,283	410
	Samyang Corp.	9,871	410
^,*	Esmo Corp.	246,879	409
^	ST Pharm Co. Ltd.	25,908	409
^,*	Kolon Life Science Inc.	20,849	408
	Korea Asset In Trust Co. Ltd.	139,459	408
	Aekyung Industrial Co. Ltd.	16,761	404
	Namhae Chemical Corp.	56,500	402
	Vieworks Co. Ltd.	19,143	398
^	Youlchon Chemical Co. Ltd.	34,193	396
	Lotte Confectionery Co. Ltd.	3,212	388
^	ICD Co. Ltd.	31,263	382
	INTOPS Co. Ltd.	32,198	380
^	Dae Hwa Pharmaceutical Co. Ltd.	31,910	373
^,*	Gamevil Inc.	13,754	370
^	Toptec Co. Ltd.	52,273	366
^	Kolmar Korea Holdings Co. Ltd.	19,421	365
^	TK Corp.	42,282	364
	Lotte Food Co. Ltd.	983	364

105

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
*	Taihan Electric Wire Co. Ltd.	662,752	363
*	Lutronic Corp.	51,118	359
*	Hansol Holdings Co. Ltd.	104,409	356
	Seah Besteel Corp.	25,603	352
	Eugene Investment & Securities Co. Ltd.	198,197	349
^,*	Hyundai Electric & Energy System Co. Ltd.	37,143	342
^	Dae Han Flour Mills Co. Ltd.	2,501	330
	Hyundai Livart Furniture Co. Ltd.	27,137	328
*	Wonik Holdings Co. Ltd.	84,214	324
^	Huons Global Co. Ltd.	12,344	320
^,*	Woongjin Thinkbig Co. Ltd.	140,005	320
^	Sungwoo Hitech Co. Ltd.	107,515	320
^	NS Shopping Co. Ltd.	37,811	316
*	Homecast Co. Ltd.	76,581	310
^	Cuckoo Holdings Co. Ltd.	3,473	309
	CJ Freshway Corp.	14,096	308
^	Hancom Inc.	35,594	307
	Humedix Co. Ltd.	15,552	301
	Tongyang Life Insurance Co. Ltd.	95,230	300
	Cell Biotech Co. Ltd.	17,916	299
	Interpark Holdings Corp.	142,161	293
	Kolon Corp.	19,514	290
	Sindoh Co. Ltd.	8,777	289
	Hyundai Corp.	18,962	287
*	Eusu Holdings Co. Ltd.	46,817	286
	KT Skylife Co. Ltd.	36,858	275
*	COSON Co. Ltd.	46,113	275
	KISCO Corp.	68,056	271
	E1 Corp.	6,436	270
	Muhak Co. Ltd.	33,303	258
^,*	CUROCOM Co. Ltd.	253,459	253
^,*	Cellumed Co. Ltd.	52,681	251
	DB Financial Investment Co. Ltd.	66,675	242
	Byucksan Corp.	141,522	238
	Sam Young Electronics Co. Ltd.	31,275	235
	KC Co. Ltd.	19,389	232
*	KTB Investment & Securities Co. Ltd.	115,440	229
^	Hanil Holdings Co. Ltd.	5,355	220
	SeAH Steel Corp.	3,994	214
^,*	Coreana Cosmetics Co. Ltd.	61,868	204
*	SBS Media Holdings Co. Ltd.	119,182	201
^,*	Taewoong Co. Ltd.	20,806	194
*	Ssangyong Motor Co.	94,350	185
*	Lumens Co. Ltd.	100,724	183
^,*	Agabang&Company	57,516	181
^	COSMAX NBT Inc.	31,452	180
	S&T Dynamics Co. Ltd.	33,916	174
*	Humax Co. Ltd.	40,050	171
	It’s Hanbul Co. Ltd.	9,625	169
^,*	Leaders Cosmetics Co. Ltd.	31,409	165
*	GNCO Co. Ltd.	159,084	157
	SeAH Steel Holdings Corp.	3,582	145
^,*	Jenax Inc.	42,100	143
	Cosmax BTI Inc	10,993	137
	Daishin Securities Co. Ltd. Preference Shares	12,038	97
*	G-SMATT GLOBAL Co. Ltd.	105,862	41
*,§	Tera Resource Co. Ltd.	42,004	2
*,§	CNK International Co. Ltd.	35,374	—
*,§	SSCP Co. Ltd.	20,873	—
*,§	Shenglong PV-Tech Investment Co. Ltd.	44,660	—
*,§	Daewoo Songdo Development Co. Ltd.	11,746	—
			260,126
Spain (1.4%)
	Bolsas y Mercados Espanoles SHMSF SA	212,541	5,896

106

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Viscofan SA	108,260	5,871
*	Masmovil Ibercom SA	236,362	5,473
	Applus Services SA	397,348	4,802
	Ebro Foods SA	211,235	4,637
	Acerinox SA	486,049	4,557
	Faes Farma SA	748,370	4,301
	CIE Automotive SA	150,792	3,756
	Cia de Distribucion Integral Logista Holdings SA	177,728	3,727
*	Indra Sistemas SA	345,893	3,341
*	Almirall SA	163,984	3,080
*	Sacyr SA	995,055	2,831
*,2	Neinor Homes SA	210,707	2,778
	Prosegur Cia de Seguridad SA	711,822	2,762
	Mediaset Espana Comunicacion SA	422,897	2,588
[2]	Euskaltel SA	265,335	2,471
	Melia Hotels International SA	303,016	2,471
	Construcciones y Auxiliar de Ferrocarriles SA	51,624	2,318
*	Fluidra SA	171,380	2,139
*	Tecnicas Reunidas SA	84,452	2,126
[2]	Unicaja Banco SA	2,250,743	2,038
[2]	Gestamp Automocion SA	429,256	1,839
[2]	Prosegur Cash SA	1,085,218	1,697
^,*	Promotora de Informaciones SA	1,135,805	1,687
	Lar Espana Real Estate Socimi SA	175,379	1,590
*,2	Global Dominion Access SA	330,537	1,388
^	Ence Energia y Celulosa SA	348,695	1,377
	Liberbank SA	4,261,580	1,365
*,2	Aedas Homes SAU	58,261	1,346
[2]	Metrovacesa SA	127,895	1,207
*	Pharma Mar SA	472,561	1,007
	Atresmedia Corp. de Medios de Comunicacion SA	220,861	924
	NH Hotel Group SA	74,627	374
*	Distribuidora Internacional de Alimentacion SA Rights Exp. 11/13/2019	5,294,210	106
^,*	Distribuidora Internacional de Alimentacion SA	529,421	103
^,*,§	Let’s GOWEX SA	31,105	—
			89,973
Sweden (3.9%)
	Fabege AB	737,841	11,019
	Getinge AB	622,832	10,648
	AAK AB	475,996	8,444
	Holmen AB	282,412	8,334
[2]	Evolution Gaming Group AB	343,425	8,214
	Loomis AB Class B	209,055	8,094
	Indutrade AB	260,550	8,033
[2]	Dometic Group AB	841,326	7,811
	Sweco AB Class B	183,256	6,448
	Lifco AB Class B	126,588	6,314
	Axfood AB	291,406	6,277
	Hexpol AB	690,226	6,158
[2]	Thule Group AB	288,879	5,883
	BillerudKorsnas AB	489,100	5,882
	AF POYRY AB	269,114	5,729
	Wihlborgs Fastigheter AB	369,888	5,596
^	Intrum AB	205,501	5,540
	Nordic Entertainment Group AB Class B	182,919	5,200
[2]	Bravida Holding AB	557,680	5,139
	Hufvudstaden AB Class A	306,879	5,135
	JM AB	194,380	4,979
	Wallenstam AB	454,556	4,978
	Kungsleden AB	527,134	4,790
	Beijer Ref AB	175,697	4,743
	Hemfosa Fastigheter AB	460,046	4,741
	Peab AB	549,272	4,632
	NCC AB Class B	262,025	4,211

107

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Pandox AB Class B	207,531	4,153
	SSAB AB Class B	1,623,097	4,089
*	AddTech AB	131,586	3,662
^	Mycronic AB	190,396	3,169
*	Nyfosa AB	442,914	2,960
	Avanza Bank Holding AB	340,677	2,907
	Vitrolife AB	179,364	2,799
	Klovern AB	1,550,202	2,708
	Nolato AB Class B	48,049	2,692
	Atrium Ljungberg AB	129,496	2,579
	Arjo AB	618,299	2,550
^,*	Sectra AB Class B	71,632	2,385
[2]	Resurs Holding AB	392,677	2,313
	Bonava AB	237,196	2,288
*	Hembla AB Class B	100,135	2,233
	Bure Equity AB	142,062	2,196
	Bilia AB	215,037	2,158
	Lindab International AB	191,706	2,144
	SSAB AB Class A	758,695	2,124
	Catena AB	57,226	2,096
	Nobia AB	323,282	2,064
	Cloetta AB Class B	591,008	2,007
[2]	Scandic Hotels Group AB	197,936	1,905
*	Modern Times Group MTG AB Class B	185,552	1,721
*	Betsson AB	338,062	1,665
*	NetEnt AB	539,750	1,527
	Ratos AB	585,984	1,512
[2]	Attendo AB	292,593	1,494
	Klovern AB Preference Shares	39,156	1,446
	Concentric AB	105,854	1,415
	SkiStar AB	115,395	1,385
*	Adapteo Oyj	116,956	1,280
*	Hansa Biopharma AB	94,243	1,256
	Sagax AB	292,081	1,109
	Investment AB Oresund	80,814	1,066
*,2	Munters Group AB	217,656	1,049
	Clas Ohlson AB	108,364	1,043
*	Mekonomen AB	114,622	976
^,*	SAS AB	559,306	874
^,*	Collector AB	110,524	538
	Hemfosa Fastigheter AB Preference Shares	25,026	490
	NCC AB Class A	11,677	186
	Sagax AB Preference Shares	9,925	38
			255,223
Switzerland (3.3%)
[2]	VAT Group AG	71,557	10,521
*	ams AG	217,167	9,758
^	BB Biotech AG	155,988	9,720
	Cembra Money Bank AG	78,710	8,347
	Belimo Holding AG	1,286	8,066
[2]	Galenica AG	133,345	7,983
	Tecan Group AG	32,751	7,748
	Allreal Holding AG	38,830	7,566
[2]	Sunrise Communications Group AG	94,027	7,316
	Landis&Gyr Group AG	69,595	6,462
^,*	Idorsia Ltd.	247,113	5,629
	Bucher Industries AG	18,038	5,583
	dormakaba Holding AG	8,486	5,436
	SIG Combibloc Group AG	380,581	5,277
	Mobimo Holding AG	17,956	5,064
	Emmi AG	5,365	4,544
	Siegfried Holding AG	11,141	4,541
	Vontobel Holding AG	77,354	4,510
	Valiant Holding AG	44,069	4,476

108

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Forbo Holding AG	2,641	4,208
	SFS Group AG	46,888	4,154
	Inficon Holding AG	5,332	3,825
	BKW AG	50,068	3,696
	Daetwyler Holding AG	20,385	3,513
	HBM Healthcare Investments AG	16,488	3,331
	Interroll Holding AG	1,551	3,209
	Conzzeta AG	3,639	3,173
	Huber & Suhner AG	47,033	3,134
	St. Galler Kantonalbank AG	6,598	2,889
	Berner Kantonalbank AG	12,339	2,721
	Schweiter Technologies AG	2,582	2,654
	Valora Holding AG	8,941	2,561
	Kardex AG	16,352	2,376
	Bachem Holding AG	15,459	2,360
	Burckhardt Compression Holding AG	8,832	2,105
^	Komax Holding AG	9,704	2,065
	VZ Holding AG	7,377	2,061
^,*	Aryzta AG	2,593,610	2,049
	Comet Holding AG	20,272	2,028
	Liechtensteinische Landesbank AG	30,267	1,999
	Intershop Holding AG	3,105	1,708
	Implenia AG	41,409	1,578
	LEM Holding SA	1,322	1,564
	Arbonia AG	121,067	1,520
	Vetropack Holding AG	552	1,499
	u-blox Holding AG	18,464	1,497
^,*	COSMO Pharmaceuticals NV	19,690	1,461
*	GAM Holding AG	435,985	1,455
	Bell Food Group AG	5,298	1,455
	EFG International AG	222,536	1,406
^	Ypsomed Holding AG	8,792	1,304
^,*	Basilea Pharmaceutica AG	30,128	1,238
	Rieter Holding AG	8,828	1,203
	Zehnder Group AG	26,195	1,145
^	Bobst Group SA	21,699	1,140
	Bossard Holding AG	7,017	1,114
	ALSO Holding AG	7,415	1,104
	Swissquote Group Holding SA	25,228	1,101
	VP Bank AG	6,751	1,053
	Ascom Holding AG	101,468	1,006
^,*	Leonteq AG	29,936	956
^	Autoneum Holding AG	7,998	897
	APG SGA SA	2,895	855
^,*	Meyer Burger Technology AG	1,948,840	823
	Hiag Immobilien Holding AG	7,589	812
^,*	Alpiq Holding AG	9,775	708
^	Kudelski SA	97,129	565
*	Schmolz & Bickenbach AG	1,100,069	291
*,§	Ceva Logistics AG	316	10
*,§	PETROPLUS HOLDINGS AG	36,495	—
			221,126
Taiwan (7.3%)
	Win Semiconductors Corp.	1,123,969	11,699
	Accton Technology Corp.	1,485,467	8,837
	Zhen Ding Technology Holding Ltd.	1,642,400	7,766
	Powertech Technology Inc.	1,972,662	6,218
	Hiwin Technologies Corp.	697,918	5,987
	Micro-Star International Co. Ltd.	1,910,000	5,641
	Airtac International Group	414,528	5,634
	Chroma ATE Inc.	1,093,040	5,435
	Tripod Technology Corp.	1,392,327	5,381
	WPG Holdings Ltd.	4,187,137	5,308
	Macronix International	4,986,386	5,062

109

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Radiant Opto-Electronics Corp.	1,230,147	4,884
	Silergy Corp.	167,000	4,678
	Winbond Electronics Corp.	8,146,614	4,586
	Simplo Technology Co. Ltd.	485,631	4,473
	Sino-American Silicon Products Inc.	1,483,945	4,462
	ITEQ Corp.	849,261	4,301
	Compeq Manufacturing Co. Ltd.	3,011,471	4,213
	Phison Electronics Corp.	448,962	4,082
	Merida Industry Co. Ltd.	688,055	3,982
	King Yuan Electronics Co. Ltd.	3,109,963	3,896
	Highwealth Construction Corp.	2,469,341	3,790
*	Wiwynn Corp.	194,000	3,692
*	Tatung Co. Ltd.	6,095,320	3,663
	Parade Technologies Ltd.	189,000	3,652
	Nan Kang Rubber Tire Co. Ltd.	1,951,107	3,556
	Nien Made Enterprise Co. Ltd.	386,081	3,502
	Chipbond Technology Corp.	1,715,852	3,400
	Elite Material Co. Ltd.	778,519	3,234
	TCI Co. Ltd.	287,067	3,170
	Ruentex Development Co. Ltd.	2,072,350	3,161
	TA Chen Stainless Pipe	2,879,037	3,107
	Genius Electronic Optical Co. Ltd.	212,732	3,064
	Poya International Co. Ltd.	214,535	2,947
	Voltronic Power Technology Corp.	131,623	2,914
	Makalot Industrial Co. Ltd.	519,624	2,901
	Qisda Corp.	3,828,000	2,871
	FLEXium Interconnect Inc.	796,140	2,861
	Ruentex Industries Ltd.	1,177,496	2,827
	Taiwan Union Technology Corp.	636,000	2,787
	IBF Financial Holdings Co. Ltd.	7,774,088	2,782
	King’s Town Bank Co. Ltd.	2,637,193	2,744
	Taichung Commercial Bank Co. Ltd.	7,081,543	2,736
	CTCI Corp.	1,968,667	2,647
	Taiwan Surface Mounting Technology Corp.	800,530	2,617
	Lien Hwa Industrial Holdings Corp.	2,295,756	2,616
	Far Eastern Department Stores Ltd.	3,029,043	2,600
	Standard Foods Corp.	1,261,708	2,548
	Merry Electronics Co. Ltd.	517,383	2,532
	International CSRC Investment Holdings Co.	2,344,997	2,523
	China Petrochemical Development Corp.	7,523,330	2,506
	ASPEED Technology Inc.	94,437	2,468
	Elan Microelectronics Corp.	784,545	2,420
*	TaiMed Biologics Inc.	548,000	2,398
	E Ink Holdings Inc.	2,436,708	2,391
	Sinbon Electronics Co. Ltd.	581,066	2,351
	Gigabyte Technology Co. Ltd.	1,397,271	2,330
	United Integrated Services Co. Ltd.	425,200	2,211
	Great Wall Enterprise Co. Ltd.	1,773,190	2,194
	Hota Industrial Manufacturing Co. Ltd.	587,323	2,174
	eMemory Technology Inc.	195,000	2,152
	Clevo Co.	1,758,944	2,127
	Tong Yang Industry Co. Ltd.	1,354,919	2,115
	Bizlink Holding Inc.	310,651	2,112
	King Slide Works Co. Ltd.	176,675	2,111
	General Interface Solution Holding Ltd.	561,000	2,105
	Global Unichip Corp.	236,649	2,075
	Visual Photonics Epitaxy Co. Ltd.	518,455	2,027
	St. Shine Optical Co. Ltd.	128,419	2,006
	Mitac Holdings Corp.	2,272,551	1,997
	Wistron NeWeb Corp.	783,495	1,953
	Grape King Bio Ltd.	312,000	1,932
	Tong Hsing Electronic Industries Ltd.	433,961	1,922
	Huaku Development Co. Ltd.	680,499	1,868
	Primax Electronics Ltd.	861,000	1,836

110

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Lotes Co. Ltd.	194,120	1,822
*	Run Long Construction Co. Ltd.	801,000	1,804
	Cub Elecparts Inc.	214,205	1,793
	Taiwan Paiho Ltd.	685,183	1,790
	China Steel Chemical Corp.	430,853	1,788
	Unitech Printed Circuit Board Corp.	1,606,672	1,747
	International Games System Co. Ltd.	135,213	1,739
*	PharmaEssentia Corp.	460,168	1,731
	Cheng Uei Precision Industry Co. Ltd.	1,139,000	1,706
	Tung Ho Steel Enterprise Corp.	2,384,150	1,690
	WT Microelectronics Co. Ltd.	1,474,377	1,684
	Sercomm Corp.	640,000	1,684
	Center Laboratories Inc.	764,756	1,672
	Chilisin Electronics Corp.	591,440	1,667
	ChipMOS Technologies Inc.	1,681,494	1,664
	LandMark Optoelectronics Corp.	195,600	1,644
*	Brighton-Best International Taiwan Inc.	1,565,000	1,644
	Sitronix Technology Corp.	275,282	1,643
	Asia Optical Co. Inc.	582,000	1,605
	Chunghwa Precision Test Tech Co. Ltd.	50,000	1,602
	Egis Technology Inc.	178,000	1,600
	TSRC Corp.	1,996,046	1,591
	Cheng Loong Corp.	2,638,920	1,573
	Sunny Friend Environmental Technology Co. Ltd.	181,000	1,567
	Shinkong Synthetic Fibers Corp.	4,235,416	1,553
	Goldsun Building Materials Co. Ltd.	3,426,591	1,549
	Wafer Works Corp.	1,348,552	1,548
*	Grand Pacific Petrochemical	2,557,928	1,545
	Getac Technology Corp.	928,000	1,521
	TTY Biopharm Co. Ltd.	576,987	1,519
*	United Renewable Energy Co. Ltd.	5,593,228	1,513
	Coretronic Corp.	1,157,000	1,495
	ASMedia Technology Inc.	93,000	1,492
	Career Technology MFG. Co. Ltd.	1,194,867	1,482
	Chong Hong Construction Co. Ltd.	550,493	1,482
	Advanced Wireless Semiconductor Co.	404,000	1,437
	Yulon Finance Corp.	385,000	1,428
	Shin Zu Shing Co. Ltd.	358,000	1,420
	Charoen Pokphand Enterprise	657,000	1,415
	HannStar Display Corp.	6,650,810	1,413
	Kinpo Electronics	3,806,196	1,405
*	AURAS Technology Co. Ltd.	185,000	1,393
	Taiwan Hon Chuan Enterprise Co. Ltd.	767,401	1,383
	YFY Inc.	3,459,000	1,359
	Topco Scientific Co. Ltd.	422,793	1,345
	Sigurd Microelectronics Corp.	1,089,000	1,327
	Holy Stone Enterprise Co. Ltd.	400,769	1,326
	Jentech Precision Industrial Co. Ltd.	231,698	1,294
	Jih Sun Financial Holdings Co. Ltd.	4,042,818	1,270
	Sanyang Motor Co. Ltd.	1,764,037	1,265
	Chlitina Holding Ltd.	155,750	1,240
	Cathay Real Estate Development Co. Ltd.	1,722,000	1,239
	Arcadyan Technology Corp.	399,000	1,231
	Lung Yen Life Service Corp.	616,000	1,228
	Foxsemicon Integrated Technology Inc.	234,400	1,218
	Wisdom Marine Lines Co. Ltd.	1,179,098	1,184
	Ardentec Corp.	1,266,851	1,180
	Advanced Ceramic X Corp.	141,000	1,162
	Pixart Imaging Inc.	299,920	1,154
*	Hung Sheng Construction Ltd.	1,669,720	1,149
	Kenda Rubber Industrial Co. Ltd.	1,074,016	1,144
	Cleanaway Co. Ltd.	220,000	1,142
	Prince Housing & Development Corp.	3,088,183	1,141
	Tainan Spinning Co. Ltd.	3,089,674	1,136

111

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Faraday Technology Corp.	599,000	1,134
*	PChome Online Inc.	258,082	1,118
	Kinsus Interconnect Technology Corp.	703,282	1,111
	Nan Ya Printed Circuit Board Corp.	612,000	1,108
	Sporton International Inc.	177,533	1,108
	Greatek Electronics Inc.	787,000	1,106
*	Mercuries Life Insurance Co. Ltd.	3,109,720	1,098
*	Asia Pacific Telecom Co. Ltd.	5,540,000	1,090
	Taiwan FamilyMart Co. Ltd.	151,000	1,086
	Farglory Land Development Co. Ltd.	845,854	1,075
	Taiwan TEA Corp.	1,916,293	1,069
	BES Engineering Corp.	4,001,468	1,069
	momo.com Inc.	123,000	1,066
	USI Corp.	2,419,784	1,064
	Taiwan Semiconductor Co. Ltd.	636,000	1,062
*	CMC Magnetics Corp.	2,826,254	1,056
	Aten International Co. Ltd.	372,260	1,055
	President Securities Corp.	2,428,005	1,052
	Asia Vital Components Co. Ltd.	769,337	1,051
	Yieh Phui Enterprise Co. Ltd.	3,478,910	1,042
	Nantex Industry Co. Ltd.	997,000	1,033
	Chin-Poon Industrial Co. Ltd.	1,016,072	1,030
*	Via Technologies Inc.	964,000	1,024
	Ennoconn Corp.	136,671	1,022
*	Rexon Industrial Corp. Ltd.	376,000	1,019
	Everlight Electronics Co. Ltd.	1,109,725	1,018
	Taiwan Cogeneration Corp.	1,057,903	1,018
	Formosa International Hotels Corp.	190,841	1,014
	Yungtay Engineering Co. Ltd.	473,000	1,009
	Systex Corp.	415,000	1,009
*	XinTec Inc.	484,000	997
	Kindom Development Co. Ltd.	953,000	994
	Pan Jit International Inc.	1,035,000	975
	Supreme Electronics Co. Ltd.	1,006,000	958
	Gourmet Master Co. Ltd.	209,789	954
	Mercuries & Associates Holding Ltd.	1,494,102	952
	Taiwan Styrene Monomer	1,340,579	951
	Longchen Paper & Packaging Co. Ltd.	2,139,693	950
	Wei Chuan Foods Corp.	1,085,835	939
	Test Research Inc.	558,371	934
	Machvision Inc.	92,591	920
	TXC Corp.	748,877	918
	A-DATA Technology Co. Ltd.	550,915	914
*	Ritek Corp.	3,429,238	912
	China Man-Made Fiber Corp.	3,414,908	911
	Sinyi Realty Inc.	857,465	905
	SDI Corp.	437,000	892
	Pan-International Industrial Corp.	1,141,595	879
	Taiwan PCB Techvest Co. Ltd.	726,102	871
	Wah Lee Industrial Corp.	487,883	865
	Lite-On Semiconductor Corp.	624,977	858
	Syncmold Enterprise Corp.	326,750	839
	Concraft Holding Co. Ltd.	134,520	837
	OptoTech Corp.	987,406	836
	Radium Life Tech Co. Ltd.	2,072,910	827
	Holtek Semiconductor Inc.	378,279	825
	Xxentria Technology Materials Corp.	365,776	822
	Global Mixed Mode Technology Inc.	197,199	821
	Kung Long Batteries Industrial Co. Ltd.	173,000	821
	UPC Technology Corp.	2,427,065	820
	Test Rite International Co. Ltd.	1,146,725	818
*	Newmax Technology Co. Ltd.	252,000	815
	Topkey Corp.	186,000	813
	Darfon Electronics Corp.	601,000	805

112

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
*	Shining Building Business Co. Ltd.	2,056,675	803
	Kinik Co.	353,000	796
	YC INOX Co. Ltd.	915,174	786
	Ton Yi Industrial Corp.	1,967,000	786
	Lealea Enterprise Co. Ltd.	2,539,849	783
	Flytech Technology Co. Ltd.	336,845	779
	Ginko International Co. Ltd.	129,200	771
	Namchow Holdings Co. Ltd.	473,000	770
	YungShin Global Holding Corp.	535,647	764
*	Orient Semiconductor Electronics Ltd.	1,413,197	760
	Iron Force Industrial Co. Ltd.	170,000	760
	Johnson Health Tech Co. Ltd.	293,283	757
*	AmTRAN Technology Co. Ltd.	2,096,692	756
	China General Plastics Corp.	1,007,608	743
	Depo Auto Parts Ind Co. Ltd.	364,313	740
*	Pharmally International Holding Co. Ltd.	96,932	738
*	Yang Ming Marine Transport Corp.	2,959,650	736
	China Metal Products	712,515	736
	Dynapack International Technology Corp.	369,299	732
*	Nichidenbo Corp.	460,000	730
	AcBel Polytech Inc.	999,000	727
	Elite Semiconductor Memory Technology Inc.	691,000	724
	Darwin Precisions Corp.	1,314,000	716
	Lextar Electronics Corp.	1,218,000	712
*	Lotus Pharmaceutical Co. Ltd.	222,000	710
	Gloria Material Technology Corp.	1,131,023	706
	Adlink Technology Inc.	449,254	705
	Firich Enterprises Co. Ltd.	561,924	696
	Alpha Networks Inc.	938,827	693
*	Roo Hsing Co. Ltd.	1,816,000	685
	Chung-Hsin Electric & Machinery Manufacturing Corp.	1,009,625	675
	Soft-World International Corp.	268,520	675
	Chaun-Choung Technology Corp.	100,000	673
	Elite Advanced Laser Corp.	366,607	670
*	Unizyx Holding Corp.	990,000	663
	Rich Development Co. Ltd.	1,847,000	661
	Casetek Holdings Ltd.	365,953	661
	Ho Tung Chemical Corp.	2,838,362	660
	Evergreen International Storage & Transport Corp.	1,411,502	650
	PharmaEngine Inc.	264,102	632
	FocalTech Systems Co. Ltd.	804,398	626
	Zeng Hsing Industrial Co. Ltd.	143,000	624
	D-Link Corp.	1,589,407	623
*	Gemtek Technology Corp.	793,115	619
	Sampo Corp.	949,048	618
	Swancor Holding Co. Ltd.	217,000	614
*	Medigen Biotechnology Corp.	302,680	611
	IEI Integration Corp.	328,716	611
	Everlight Chemical Industrial Corp.	1,161,649	610
	TaiDoc Technology Corp.	148,000	609
	Hsin Kuang Steel Co. Ltd.	648,569	607
	Huang Hsiang Construction Corp.	506,051	606
*	HannsTouch Solution Inc.	1,325,329	601
	Sunplus Technology Co. Ltd.	1,318,000	599
	Rechi Precision Co. Ltd.	764,668	598
	WUS Printed Circuit Co. Ltd.	460,395	587
	CyberTAN Technology Inc.	1,000,571	586
	Formosan Rubber Group Inc.	957,089	585
	Taiflex Scientific Co. Ltd.	406,594	572
	Asia Polymer Corp.	1,117,659	566
*	Taigen Biopharmaceuticals Holdings Ltd.	898,723	557
	ScinoPharm Taiwan Ltd.	704,891	552
	Posiflex Technology Inc.	159,822	548
	Hu Lane Associate Inc.	219,000	537

113

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
*	Yeong Guan Energy Technology Group Co. Ltd.	250,000	534
	Li Cheng Enterprise Co. Ltd.	333,183	527
	Li Peng Enterprise Co. Ltd.	2,269,915	521
*	Taiwan Land Development Corp.	1,822,969	517
*	CSBC Corp. Taiwan	576,606	511
	Brogent Technologies Inc.	83,293	507
	Sincere Navigation Corp.	925,970	505
	Tyntek Corp.	1,035,250	501
	Bank of Kaohsiung Co. Ltd.	1,591,154	501
	Altek Corp.	646,250	499
*	Federal Corp.	1,091,505	481
*	Gold Circuit Electronics Ltd.	941,280	473
	Wowprime Corp.	186,761	468
*	Concord Securities Co. Ltd.	1,919,720	463
	Quanta Storage Inc.	372,000	460
	ITE Technology Inc.	312,418	454
	Senao International Co. Ltd.	452,000	454
	TYC Brother Industrial Co. Ltd.	451,710	445
	Ta Ya Electric Wire & Cable	1,258,857	440
*	Tung Thih Electronic Co. Ltd.	184,000	439
	China Chemical & Pharmaceutical Co. Ltd.	690,000	434
	KEE TAI Properties Co. Ltd.	1,074,740	433
	TA-I Technology Co. Ltd.	316,500	419
*	Microbio Co. Ltd.	948,562	416
	Zinwell Corp.	561,099	413
	Ichia Technologies Inc.	703,000	407
	Cyberlink Corp.	123,076	399
	Sonix Technology Co. Ltd.	357,000	391
	Basso Industry Corp.	243,000	390
*	Dynamic Electronics Co. Ltd.	768,468	390
	Infortrend Technology Inc.	768,885	379
	Hong Pu Real Estate Development Co. Ltd.	517,195	378
	Global Brands Manufacture Ltd.	651,045	367
	Long Bon International Co. Ltd.	665,375	354
	Weltrend Semiconductor	401,753	344
	Taiyen Biotech Co. Ltd.	323,877	342
	Kuo Toong International Co. Ltd.	546,662	341
	Advanced International Multitech Co. Ltd.	256,000	341
	L&K Engineering Co. Ltd.	404,000	336
	Toung Loong Textile Manufacturing	214,000	334
	China Electric Manufacturing Corp.	938,000	330
*	Motech Industries Inc.	1,057,059	330
	Globe Union Industrial Corp.	591,675	325
	Tong-Tai Machine & Tool Co. Ltd.	566,429	321
	Chung Hwa Pulp Corp.	1,013,135	308
*	Silicon Integrated Systems Corp.	1,147,945	306
	Ability Enterprise Co. Ltd.	550,099	305
*	Etron Technology Inc.	960,947	299
	CHC Healthcare Group	216,727	295
*	Gigasolar Materials Corp.	76,600	293
*	Elitegroup Computer Systems Co. Ltd.	624,647	278
	Nien Hsing Textile Co. Ltd.	372,611	275
*	Unity Opto Technology Co. Ltd.	1,211,000	269
	Lingsen Precision Industries Ltd.	877,000	265
*,§	ALI Corp.	397,282	264
*	AGV Products Corp.	1,079,425	245
*	Gigastorage Corp.	987,800	242
	Vivotek Inc.	70,699	230
	Jess-Link Products Co. Ltd.	226,100	222
	FSP Technology Inc.	307,428	212
*	Phihong Technology Co. Ltd.	728,618	209
	Sheng Yu Steel Co. Ltd.	244,000	161
*,§	Pihsiang Machinery Manufacturing Co. Ltd.	191,000	109
	Chun Yuan Steel Industry Co. Ltd.	248,676	84

114

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
^,*,§	XPEC Entertainment Inc.	125,457	54
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	23,000	54
*	E-Ton Solar Tech Co. Ltd.	313,307	22
			480,692
Thailand (1.5%)
	Tisco Financial Group PCL (Foreign)	1,174,350	3,791
	Srisawad Corp. PCL (Foreign)	1,702,314	3,635
	Kiatnakin Bank PCL	1,613,105	3,498
	Thanachart Capital PCL (Foreign)	1,897,595	3,332
^	WHA Corp. PCL (Foreign)	20,375,892	3,159
	Thailand Future Fund (Foreign)	7,113,500	3,013
	BTS Rail Mass Transit Growth Infrastructure Fund	8,182,376	2,955
	Robinson PCL	1,310,400	2,832
	Jasmine Broadband Internet Infrastructure Fund	7,390,000	2,472
	Bangchak Corp. PCL (Foreign)	2,920,300	2,388
^	TOA Paint Thailand PCL (Foreign)	1,426,800	2,125
^	Carabao Group PCL	729,200	2,036
^	Siam Global House PCL	3,922,001	1,975
	CH Karnchang PCL	2,917,200	1,970
	Jasmine International PCL (Foreign)	9,209,388	1,906
	Amata Corp. PCL (Foreign)	2,315,700	1,902
	AEON Thana Sinsap Thailand PCL	280,900	1,898
	CK Power PCL (Foreign)	8,864,431	1,776
	Supalai PCL (Foreign)	3,203,750	1,719
	VGI PCL (Foreign)	5,285,912	1,707
	Bangkok Chain Hospital PCL	2,934,448	1,633
	WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust (Foreign)	2,655,300	1,521
	Plan B Media PCL	5,154,000	1,494
^	Quality Houses PCL (Foreign)	17,068,933	1,470
	TTW PCL (Foreign)	3,211,100	1,446
^	Bangkok Land PCL	31,802,800	1,443
^	Tisco Financial Group PCL	443,150	1,431
	Hana Microelectronics PCL (Foreign)	1,640,846	1,386
^	Sino-Thai Engineering & Construction PCL (Foreign)	2,484,415	1,384
	Major Cineplex Group PCL	1,682,844	1,371
	Chularat Hospital PCL	15,837,860	1,343
	Tipco Asphalt PCL	1,843,200	1,301
	MBK PCL	1,726,700	1,298
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT (Foreign)	2,896,000	1,285
	Star Petroleum Refining PCL (Foreign)	4,050,600	1,194
	BCPG PCL	1,872,500	1,116
	Banpu Power PCL (Foreign)	1,901,200	1,095
	MK Restaurants Group PCL	423,500	1,090
	TPI Polene Power PCL	7,198,900	1,073
^	Central Plaza Hotel PCL (Foreign)	1,149,390	1,048
*	TPI Polene PCL	23,400,700	1,031
	KCE Electronics PCL (Foreign)	2,070,300	1,008
	Thanachart Capital PCL NVDR	554,100	973
	Thai Vegetable Oil PCL	1,139,900	972
	Asian Property Development PCL (Foreign)	4,319,956	944
	Sansiri PCL (Foreign)	24,660,000	931
^,*	Ratchthani Leasing PCL	4,339,600	913
	Gunkul Engineering PCL	9,234,883	892
^	Esso Thailand PCL	3,477,600	846
	SPCG PCL	1,195,500	828
	Pruksa Holding PCL Class F	1,551,000	812
	PTG Energy PCL (Foreign)	1,361,307	811
	Sri Trang Agro-Industry PCL (Foreign)	2,168,623	748
^	Thaifoods Group PCL	5,654,500	724
	GFPT PCL	1,493,100	682
^,*	Super Energy Corp. PCL	31,563,700	628
	U City PCL	9,790,848	619
^	Thoresen Thai Agencies PCL	4,199,441	615
	Central Plaza Hotel PCL NVDR	670,400	611

115

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
^,*	BEC World PCL (Foreign)	2,753,600	607
	VGI PCL	1,808,900	584
^	Taokaenoi Food & Marketing PCL	1,551,800	545
^	Unique Engineering & Construction PCL	1,794,300	524
	Bangkok Airways PCL	1,935,300	490
*,§	Pruksa Real Estate PCL (Foreign)	1,063,290	473
^	AP Thailand PCL	2,127,300	465
	Workpoint Entertainment PCL	715,400	457
	Italian-Thai Development PCL (Foreign)	7,682,210	423
	Univentures PCL	2,065,388	369
	LPN Development PCL	2,355,811	367
	Samart Corp. PCL	1,483,221	366
	Origin Property PCL	1,542,750	353
*	Group Lease PCL NVDR	1,851,000	322
*	Precious Shipping PCL (Foreign)	1,129,000	316
	Supalai PCL NVDR	518,650	278
*	CK Power PCL	1,316,200	264
	WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust	460,100	264
*	Thaicom PCL	1,740,640	255
^	Beauty Community PCL (Foreign)	3,369,400	239
	Sino-Thai Engineering & Construction PCL NVDR	424,200	236
^	TTW PCL NVDR	490,400	221
*	Precious Shipping PCL NVDR	686,000	192
	Cal-Comp Electronics Thailand PCL	3,029,916	162
^	Italian-Thai Development PCL NVDR	2,448,500	135
*	Srisawad Power 1979 PCL Warrants Exp. 05/29/2020	22,388	10
*	Samart Corp. PCL Warrants Exp. 05/08/2021	369,640	7
*	Thaifoods Group PCL Warrants Exp. 04/28/2020	237,080	4
*	Group Lease PCL	19,278	3
*	Super Energy Corp. PCL Warrants Exp. 08/30/2020	5,115,280	2
*,§	G J Steel PCL Warrants Exp. 02/07/2020	1,627,035	1
			101,033
Turkey (0.3%)
*	Turkiye Halk Bankasi AS	1,716,530	1,572
	Ulker Biskuvi Sanayi AS	425,152	1,368
*	Pegasus Hava Tasimaciligi AS	102,815	1,187
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	5,240,791	1,108
*	Sok Marketler Ticaret AS	702,539	1,092
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	2,878,868	1,086
	Soda Sanayii AS	1,104,140	1,058
*,2	Mavi Giyim Sanayi Ve Ticaret AS Class B	110,419	891
	Dogan Sirketler Grubu Holding AS	2,859,020	865
*	Koza Anadolu Metal Madencilik Isletmeleri AS	502,839	768
2	Enerjisa Enerji AS	665,156	720
	AG Anadolu Grubu Holding AS	272,585	710
	Trakya Cam Sanayii AS	1,147,570	589
*,2	MLP Saglik Hizmetleri AS	228,389	580
	Otokar Otomotiv Ve Savunma Sanayi A.S.	23,231	571
*	Turkiye Sinai Kalkinma Bankasi AS	3,174,050	499
*	Migros Ticaret AS	129,881	466
*	Vestel Elektronik Sanayi ve Ticaret AS	211,248	376
	Sasa Polyester Sanayi AS	305,615	372
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	326,597	367
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	336,849	362
	Aygaz AS	188,360	359
*	Bera Holding AS	706,641	346
	Kordsa Teknik Tekstil AS	163,320	335
	Anadolu Cam Sanayii AS	489,154	287
	EGE Endustri VE Ticaret AS	3,438	286
*	Turk Traktor ve Ziraat Makineleri AS	36,094	278
*	Gubre Fabrikalari TAS	283,229	277
	Alarko Holding AS	348,791	277
*	Logo Yazilim Sanayi Ve Ticaret AS	40,163	273

116

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
*	Aksa Enerji Uretim AS Class B	582,845	269
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	511,558	268
*	Zorlu Enerji Elektrik Uretim AS	1,264,177	263
	Aksa Akrilik Kimya Sanayii AS	144,363	259
*	Is Gayrimenkul Yatirim Ortakligi AS	1,469,197	239
	Aksigorta AS	264,374	228
	Polisan Holding AS	485,573	216
*	Tat Gida Sanayi AS	247,709	203
*	Cimsa Cimento Sanayi VE Ticaret AS	120,430	168
*	NET Holding AS	517,820	153
*	Albaraka Turk Katilim Bankasi AS	654,370	140
*	Dogus Otomotiv Servis ve Ticaret AS	81,182	118
*	Sekerbank Turk AS	609,573	108
	Akcansa Cimento AS	88,673	105
	Adana Cimento Sanayii TAS Class A	84,005	97
*	Torunlar Gayrimenkul Yatirim Ortakligi AS	292,327	89
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	85,686	88
*	Konya Cimento Sanayii AS	1,789	64
*,§	Asya Katilim Bankasi AS	975,452	—
			22,400
United Arab Emirates (0.1%)
*	GFH FINANCIAL GROUP BSC	7,817,148	1,890
	Arabtec Holding PJSC	2,059,917	1,038
*	Union Properties PJSC	5,902,084	500
*	DXB Entertainments PJSC	7,978,845	445
*	Deyaar Development PJSC	3,965,379	394
*	RAK Properties PJSC	2,922,881	365
*	Eshraq Properties Co. PJSC	3,488,894	349
*,§	Drake & Scull International PJSC	1,238,097	125
			5,106
United Kingdom (11.3%)
	Intermediate Capital Group plc	772,749	14,872
	UNITE Group plc	795,666	11,589
	HomeServe plc	760,839	11,428
	BBA Aviation plc	2,886,151	11,355
	Beazley plc	1,453,666	11,048
	Electrocomponents plc	1,238,572	10,928
	Tullow Oil plc	3,889,950	10,395
	SSP Group plc	1,222,622	10,082
	Spectris plc	322,577	10,000
	Rotork plc	2,452,687	9,578
	Dechra Pharmaceuticals plc	277,172	9,455
	Britvic plc	737,298	9,423
	IWG plc	1,884,375	9,387
*	Capita plc	4,631,813	9,369
	Tritax Big Box REIT plc	4,787,614	9,325
	Inmarsat plc	1,293,821	9,230
	IG Group Holdings plc	1,021,763	8,406
	WH Smith plc	288,572	8,177
	Hammerson plc	2,136,921	8,028
2	Avast plc	1,482,405	7,960
	Man Group plc	4,228,379	7,870
	Hays plc	3,818,583	7,771
	Entertainment One Ltd.	1,071,723	7,740
	Shaftesbury plc	618,688	7,581
	Close Brothers Group plc	420,075	7,532
	Great Portland Estates plc	730,974	7,461
	TP ICAP plc	1,597,699	7,104
	Royal Mail plc	2,554,445	6,990
	UDG Healthcare plc	692,039	6,937
*	Serco Group plc	3,428,986	6,932
	LondonMetric Property plc	2,301,337	6,909
	Capital & Counties Properties plc	2,074,686	6,857
	Aggreko plc	665,918	6,827

117

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
2	Sophos Group plc	926,837	6,817
	National Express Group plc	1,176,321	6,806
	Genus plc	180,424	6,779
	Moneysupermarket.com Group plc	1,454,257	6,471
2	John Laing Group plc	1,366,386	6,470
	Victrex plc	227,717	6,469
	Assura plc	6,662,994	6,458
	BCA Marketplace plc	2,092,190	6,397
	Diploma plc	308,186	6,380
	Greggs plc	277,115	6,374
	QinetiQ Group plc	1,548,130	6,311
	Big Yellow Group plc	424,923	6,289
	William Hill plc	2,424,243	6,206
	Grafton Group plc	605,955	6,136
*	Firstgroup plc	3,462,894	5,792
	Primary Health Properties plc	3,157,507	5,786
	Cranswick plc	142,673	5,736
	Bovis Homes Group plc	373,313	5,657
2	Countryside Properties plc	1,233,505	5,646
	Balfour Beatty plc	1,906,382	5,555
	Grainger plc	1,668,873	5,550
	Games Workshop Group plc	90,620	5,247
	Lancashire Holdings Ltd.	559,382	5,165
	Safestore Holdings plc	568,031	5,158
	Jupiter Fund Management plc	1,160,564	5,153
	Mediclinic International plc	1,084,847	5,145
	Marshalls plc	549,000	5,048
	Pagegroup plc	867,908	5,001
2	Ascential plc	1,099,746	4,983
	Redrow plc	634,772	4,949
	Ultra Electronics Holdings plc	193,442	4,886
	Domino’s Pizza Group plc	1,317,565	4,882
	Workspace Group plc	369,759	4,859
	Bodycote plc	522,988	4,849
	OneSavings Bank plc	1,038,931	4,846
	Dixons Carphone plc	2,817,947	4,792
	Paragon Banking Group plc	708,822	4,621
	Centamin plc	3,002,570	4,542
*	Future plc	228,346	4,481
	Daily Mail & General Trust plc	393,468	4,481
	Spirent Communications plc	1,727,985	4,448
*	EI Group plc	1,217,119	4,445
	Savills plc	367,033	4,360
	Playtech plc	853,512	4,344
	Drax Group plc	1,115,893	4,290
	Softcat plc	346,185	4,219
	Rathbone Brothers plc	153,422	4,129
	Provident Financial plc	707,492	4,040
*,2	Wizz Air Holdings plc	78,348	3,880
	Greencore Group plc	1,267,557	3,811
	Coats Group plc	4,099,363	3,784
	Hill & Smith Holdings plc	221,744	3,761
*	Cairn Energy plc	1,617,183	3,737
	J D Wetherspoon plc	193,285	3,661
	Petrofac Ltd.	720,382	3,595
	Essentra plc	719,793	3,551
	Computacenter plc	199,687	3,534
^	AJ Bell plc	733,757	3,525
	Pets at Home Group plc	1,321,900	3,521
	Brewin Dolphin Holdings plc	808,388	3,485
	Crest Nicholson Holdings plc	690,568	3,480
	Rhi Magnesita NV	76,161	3,432
2	Ibstock plc	1,084,556	3,389
	Synthomer plc	923,927	3,336

118

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
*	Mitchells & Butlers plc	601,656	3,319
	Go-Ahead Group plc	120,096	3,179
	Plus500 Ltd.	304,840	3,160
	Elementis plc	1,634,738	3,146
	Vesuvius plc	593,588	3,071
	Polypipe Group plc	520,094	3,050
	Marston’s plc	1,803,103	2,881
	Galliford Try plc	302,161	2,868
	St. Modwen Properties plc	489,684	2,858
2	McCarthy & Stone plc	1,505,829	2,852
	Senior plc	1,167,345	2,793
	Dunelm Group plc	272,157	2,787
	TalkTalk Telecom Group plc	1,911,546	2,772
	IntegraFin Holdings plc	546,064	2,612
	Sanne Group plc	377,337	2,580
2	Equiniti Group plc	920,546	2,572
	Telecom Plus plc	159,009	2,481
^,*	Premier Oil plc	2,256,685	2,425
	Morgan Advanced Materials plc	790,186	2,411
	SIG plc	1,646,797	2,401
	Restaurant Group plc	1,319,636	2,324
*	Just Group plc	2,861,640	2,257
	F&C Commercial Property Trust Ltd.	1,448,470	2,205
	NewRiver REIT plc	840,859	2,191
*	Sports Direct International plc	544,129	2,177
	UK Commercial Property REIT Ltd.	1,907,807	2,169
	Stagecoach Group plc	1,194,407	2,122
	Mitie Group plc	1,008,820	2,066
2	Hastings Group Holdings plc	862,414	2,031
	Hunting plc	395,372	2,020
	Chemring Group plc	770,325	2,004
	Hyve Group plc	1,966,715	1,986
	Vectura Group plc	1,705,044	1,948
	Card Factory plc	881,997	1,935
	Saga plc	3,096,300	1,883
	Hochschild Mining plc	689,265	1,792
	NCC Group plc	737,023	1,791
	Picton Property Income Ltd.	1,464,264	1,761
	Bank of Georgia Group plc	103,871	1,753
	888 Holdings plc	738,106	1,717
	AG Barr plc	229,131	1,648
	Northgate plc	367,937	1,642
	TBC Bank Group plc	96,361	1,594
	Hansteen Holdings plc	1,132,841	1,504
	Rank Group plc	473,420	1,496
^,*	Intu Properties plc	2,458,956	1,432
	Helical plc	271,651	1,377
	Stobart Group Ltd.	887,531	1,371
	PZ Cussons plc	511,366	1,335
	Ferrexpo plc	813,863	1,334
	Keller Group plc	197,577	1,327
2	Spire Healthcare Group plc	803,498	1,216
	Redefine International plc	715,558	1,197
*	Georgia Capital plc	94,125	1,188
^,*	Metro Bank plc	440,320	1,158
	RPS Group plc	624,256	1,139
	Halfords Group plc	544,319	1,117
	International Personal Finance plc	613,052	1,055
	Schroder REIT Ltd.	1,451,883	1,037
	GoCo Group plc	818,500	1,027
*	Indivior plc	2,017,512	1,022
	Superdry plc	184,757	981
	Dignity plc	137,049	981
	AA plc	1,711,077	976

119

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2019

				Shares	Market Value ($000)
		Devro plc		457,410	950
^,*,2		Aston Martin Lagonda Global Holdings plc		175,481	911
*		Premier Foods plc		2,029,768	850
^,*		Sirius Minerals plc		18,768,567	699
		N Brown Group plc		423,519	685
*		AO World plc		805,706	659
		Pharos Energy plc		852,838	645
		Renewi plc		1,669,022	639
2		Bakkavor Group plc		410,135	630
^,*,2		Funding Circle Holdings plc		403,884	617
		De La Rue plc		287,914	587
2		CMC Markets plc		296,231	499
		Ted Baker plc		80,786	426
2		Amigo Holdings plc		386,015	351
*,2		Alfa Financial Software Holdings plc		265,632	283
		Daejan Holdings plc		1,798	113
*,§		Thomas Cook Group plc		2,669,298	—
^,*,§		Afren plc		1,404,272	—
*,§		Carillion plc		961,048	—
					745,524
Total Common Stocks (Cost $6,768,243)					6,565,493

		Coupon
Temporary Cash Investments (5.8%)[1]
Money Market Fund (5.7%)
3,4	Vanguard Market Liquidity Fund	1.984%		3,809,948	381,033

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	1.954%	11/7/19	4,600	4,599
Total Temporary Cash Investments (Cost $385,592)					385,632
Total Investments (104.9%) (Cost $7,153,835)					6,951,125
Other Assets and Liabilities—Net (-4.9%)[4]					(326,403)
Net Assets (100%)					6,624,722

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $347,718,000.
*	Non-income-producing security.
§	Security value determined using significant unobservable inputs.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 4.9%, respectively, of net assets.

2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2019, the aggregate value of these securities was $269,616,000, representing 4.1% of net assets.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $373,069,000 was received for securities on loan, of which $372,511,000 is held in Vanguard Market Liquidity Fund and $558,000 is held in cash.
5	Securities with a value of $3,549,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

120

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© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA7700 122019

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
Common Stocks (98.1%)[1]
Brazil (8.4%)
*	Vale SA	36,847,427	433,661
	Petroleo Brasileiro SA	52,137,977	425,112
	B3 SA - Brasil Bolsa Balcao	29,692,355	358,189
	Itau Unibanco Holding SA Preference Shares	38,452,491	347,372
	Banco Bradesco SA Preference Shares	37,713,757	330,730
	Ambev SA	61,962,335	268,521
	Itau Unibanco Holding SA ADR	28,679,445	258,975
	Itausa - Investimentos Itau SA Preference Shares	65,903,255	225,292
	Petroleo Brasileiro SA Preference Shares	26,893,886	203,791
	Banco Bradesco SA ADR	21,583,251	189,069
	Petroleo Brasileiro SA ADR	11,810,190	178,216
*	Vale SA Class B ADR	14,486,820	170,075
	Lojas Renner SA	11,982,655	151,632
	Banco do Brasil SA	12,544,119	150,604
	Banco Bradesco SA	16,196,057	132,662
	IRB Brasil Resseguros SA	12,468,999	117,492
	JBS SA	14,552,170	102,651
	Magazine Luiza SA	8,792,948	97,872
	Suzano SA	11,905,163	96,892
*	Rumo SA	16,883,542	95,984
	Raia Drogasil SA	3,431,169	94,110
	Localiza Rent a Car SA	8,204,377	88,334
	BB Seguridade Participacoes SA	10,263,536	86,935
	Notre Dame Intermedica Participacoes SA	5,670,817	84,840
	Telefonica Brasil SA Preference Shares	5,790,456	76,638
	Petrobras Distribuidora SA	10,337,821	72,897
	WEG SA	11,452,806	72,820
	CCR SA	16,945,666	69,464
*	BRF SA	7,770,014	68,798
	Equatorial Energia SA	2,614,806	66,425
	Ultrapar Participacoes SA	12,800,546	60,228
	Banco BTG Pactual SA	3,704,533	60,004
	Lojas Americanas SA Preference Shares	11,990,158	59,764
	Banco Santander Brasil SA ADR	4,602,485	54,033
	Cogna Educacao	22,182,102	53,485
	Hypera SA	6,030,427	51,606
	Centrais Eletricas Brasileiras SA	4,495,174	44,341
	BR Malls Participacoes SA	11,463,869	43,877
	Klabin SA	11,020,865	43,473
	Sul America SA	3,329,921	40,095
	Cia Energetica de Minas Gerais Preference Shares	11,733,745	39,937
	Gerdau SA Preference Shares	11,606,862	38,868
*	Azul SA Prior Preference Shares	2,928,743	38,354
	YDUQS Part	3,792,096	37,113
	TOTVS SA	2,374,041	36,867
*	B2W Cia Digital	2,884,128	36,533
	Cosan SA	2,486,727	35,833
	Cia de Saneamento Basico do Estado de Sao Paulo	2,604,986	35,478
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	1,662,576	34,404
	Itau Unibanco Holding SA	4,391,092	34,128
	Cia de Saneamento do Parana	1,500,155	34,114
	Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,462,772	33,346
	Energisa SA	2,693,401	32,182
	Cielo SA	16,847,088	31,758
	Embraer SA	7,251,482	31,696
	Multiplan Empreendimentos Imobiliarios SA	4,274,185	31,131
2	Hapvida Participacoes e Investimentos SA	2,191,677	30,767
	Engie Brasil Energia SA	2,674,013	30,177
	Centrais Eletricas Brasileiras SA Preference Shares	2,937,151	30,020
	Qualicorp Consultoria e Corretora de Seguros SA	3,593,164	28,580
	Bradespar SA Preference Shares	3,432,519	27,397

1

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,867,652	25,971
	TIM Participacoes SA	8,922,450	25,407
	Natura Cosmeticos SA	3,194,480	24,820
	Transmissora Alianca de Energia Eletrica SA	3,403,386	24,508
	Atacadao SA	5,111,847	24,358
	CVC Brasil Operadora e Agencia de Viagens SA	1,801,000	23,006
	EDP - Energias do Brasil SA	4,582,850	21,677
	Porto Seguro SA	1,470,598	21,048
	Fleury SA	3,250,466	20,627
	Cia Energetica de Sao Paulo Preference Shares	2,782,505	20,606
	CPFL Energia SA	2,500,000	20,583
	MRV Engenharia e Participacoes SA	4,373,733	19,183
*	Alpargatas SA Preference Shares	2,767,901	18,800
	Cia Paranaense de Energia ADR	1,351,964	18,644
	Linx SA	2,084,744	18,033
	Banco Santander Brasil SA	1,514,200	17,768
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	2,989,151	17,567
	Embraer SA ADR	970,613	16,860
	Banco do Estado do Rio Grande do Sul SA Preference Shares	2,890,400	16,115
	Cia de Saneamento de Minas Gerais-COPASA	951,317	16,009
	Iguatemi Empresa de Shopping Centers SA	1,319,322	15,758
	Odontoprev SA	4,202,686	15,499
	Metalurgica Gerdau SA Preference Shares Class A	9,486,912	14,879
	Cia Siderurgica Nacional SA	5,027,948	14,794
	Light SA	2,974,977	14,762
	Cia Hering	1,875,877	14,720
	Aliansce Sonae Shopping Centers SA	1,361,315	14,443
	Cia Brasileira de Distribuicao ADR	685,477	14,135
	Duratex SA	4,294,949	14,072
	Ambev SA ADR	3,231,273	13,927
*	Gol Linhas Aereas Inteligentes SA Preference Shares	1,452,402	13,255
^	Gerdau SA ADR	3,892,588	12,807
	Cia Siderurgica Nacional SA ADR	4,332,693	12,651
	M Dias Branco SA	1,340,450	12,617
	Braskem SA Preference Shares	1,682,178	11,619
	Sao Martinho SA	2,567,886	11,244
	Cia de Locacao das Americas	2,565,117	11,039
	BK Brasil Operacao e Assessoria a Restaurantes SA	2,367,482	11,039
	Centrais Eletricas Brasileiras SA ADR Preferrence Shares	1,073,581	10,875
	Ez Tec Empreendimentos e Participacoes SA	1,052,822	10,816
	Usinas Siderurgicas de Minas Gerais SA Preference Shares	5,889,423	10,661
	EcoRodovias Infraestrutura e Logistica SA	3,076,126	10,546
*	Via Varejo SA	5,610,395	10,380
	Arezzo Industria e Comercio SA	698,984	10,300
	Alupar Investimento SA	1,675,134	10,137
	TIM Participacoes SA ADR	708,046	10,019
	Banco Inter SA	764,110	9,869
	Grendene SA	3,826,131	9,512
	Lojas Americanas SA	2,432,018	9,163
*	Marfrig Global Foods SA	3,179,873	8,524
^	Braskem SA ADR	618,559	8,369
	Iochpe Maxion SA	1,895,305	8,242
	Smiles Fidelidade SA	886,880	8,182
	Marcopolo SA Preference Shares	8,934,085	8,086
	Telefonica Brasil SA ADR	584,827	7,702
	AES Tiete Energia SA	2,568,785	7,500
	Randon Participacoes SA Preference Shares	2,801,312	7,229
	Cia Energetica de Minas Gerais ADR	2,028,705	6,816
	Construtora Tenda SA	1,096,798	6,457
	SLC Agricola SA	1,384,430	6,252
	Santos Brasil Participacoes SA	3,617,222	6,169
*	BR Properties SA	1,995,079	6,044
*	Even Construtora e Incorporadora SA	1,713,200	5,207
	Unipar Carbocloro SA Preference Shares	719,136	5,202

2

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Cia Energetica de Minas Gerais	1,372,451	5,116
2	Ser Educacional SA	845,528	5,024
*	BRF SA ADR	568,838	4,983
	Movida Participacoes SA	1,312,770	4,926
*	Cosan Logistica SA	971,400	4,912
	Guararapes Confeccoes SA	959,060	4,768
	Centrais Eletricas Brasileiras SA ADR	449,147	4,406
*	Eneva SA	536,452	4,397
*	Minerva SA	1,680,039	4,332
	Tupy SA	856,292	4,084
	Instituto Hermes Pardini SA	633,160	3,671
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	1,105,598	3,661
	Cia Paranaense de Energia Preference Shares	263,705	3,661
	Alliar Medicos A Frente SA	732,900	3,308
	Enauta Participacoes SA	988,330	3,243
	Mahle-Metal Leve SA	525,673	3,218
2	Banco Inter SA Preference Shares	747,040	3,193
	Camil Alimentos SA	1,927,500	3,110
	Wiz Solucoes e Corretagem de Seguros SA	1,124,219	3,055
	Cia Paranaense de Energia	222,600	3,049
*	Dommo Energia SA	1,720,335	2,874
	Direcional Engenharia SA	940,943	2,804
	LOG Commercial Properties e Participacoes SA	411,018	2,593
	Dimed SA Distribuidora da Medicamentos	19,600	2,554
	Anima Holding SA	399,126	2,130
*	Omega Geracao SA	177,245	1,511
	Cia de Saneamento do Parana Preference Shares	143,600	650
*	Oi SA ADR	1	—
			7,303,984
Chile (0.9%)
	Banco de Chile	643,101,132	82,735
	Empresas COPEC SA	7,448,182	66,666
	Enel Americas SA	331,628,230	62,129
	SACI Falabella	10,729,270	54,571
	Latam Airlines Group SA	4,422,531	48,907
	Enel Americas SA ADR	4,694,120	44,876
	Banco de Credito e Inversiones SA	717,393	39,881
	Empresas CMPC SA	17,292,359	39,523
	Banco Santander Chile ADR	1,312,998	31,814
	Banco Santander Chile	479,904,527	29,702
	Cencosud SA	20,866,070	28,308
	Parque Arauco SA	9,705,404	25,549
	Enel Chile SA	304,971,686	25,103
	Cia Cervecerias Unidas SA	2,351,883	23,432
	Aguas Andinas SA Class A	46,715,339	21,412
	Colbun SA	116,270,237	20,092
^	Sociedad Quimica y Minera de Chile SA ADR	732,588	19,912
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	727,061	19,401
	Itau CorpBanca	2,788,838,514	16,881
*	Empresa Nacional de Telecomunicaciones SA	2,144,946	16,778
	Vina Concha y Toro SA	5,909,594	10,902
	Embotelladora Andina SA Preference Shares	3,484,263	10,033
	AES Gener SA	46,049,633	9,864
	CAP SA	1,189,464	8,730
	Enel Chile SA ADR	1,803,817	7,486
	Ripley Corp. SA	12,428,820	7,160
	SONDA SA	6,682,665	7,159
*	Cia Sud Americana de Vapores SA	215,266,760	7,077
	Engie Energia Chile SA	4,664,756	6,922
	Inversiones Aguas Metropolitanas SA	5,579,892	6,651
	Inversiones La Construccion SA	513,234	6,214

	Plaza SA	2,555,345	5,409
^	Latam Airlines Group SA ADR	338,526	3,815
	Salfacorp SA	4,427,502	3,733

3

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	SMU SA	13,605,225	2,627
	Besalco SA	2,833,463	1,909
	Forus SA	505,914	920
			824,283
China (34.5%)
*	Alibaba Group Holding Ltd. ADR	20,964,466	3,703,792
	Tencent Holdings Ltd.	85,699,982	3,476,241
	China Construction Bank Corp.	1,385,862,603	1,110,451
	Ping An Insurance Group Co. of China Ltd.	81,417,763	939,707
	Industrial & Commercial Bank of China Ltd.	1,197,691,014	858,018
	China Mobile Ltd.	79,128,949	643,057
*	Meituan Dianping Class B	50,817,649	606,160
	Bank of China Ltd.	1,177,883,735	480,324
*	Baidu Inc. ADR	4,153,950	423,080
*	JD.com Inc. ADR	11,935,842	371,801
	CNOOC Ltd.	237,537,383	353,515
	China Merchants Bank Co. Ltd.	66,510,795	317,205
	NetEase Inc. ADR	1,070,172	305,919
	China Life Insurance Co. Ltd.	114,215,134	293,726
*	New Oriental Education & Technology Group Inc. ADR	2,051,382	250,392
	China Petroleum & Chemical Corp.	400,690,822	227,903
*	TAL Education Group ADR	5,081,317	217,531
	Agricultural Bank of China Ltd.	505,489,343	208,011
*	Ctrip.com International Ltd. ADR	6,259,872	206,513
	China Overseas Land & Investment Ltd.	57,450,941	181,286
	ANTA Sports Products Ltd.	17,905,405	175,153
	China Resources Land Ltd.	40,106,325	170,567
	CSPC Pharmaceutical Group Ltd.	65,266,180	167,155
	China Pacific Insurance Group Co. Ltd.	43,377,592	157,386
	Sunny Optical Technology Group Co. Ltd.	9,753,145	156,771
*,2	Xiaomi Corp. Class B	136,587,520	154,753
2	China Tower Corp. Ltd.	698,821,736	153,806
	Shenzhou International Group Holdings Ltd.	11,078,733	153,093
	Country Garden Holdings Co. Ltd.	110,235,469	153,032
	Sunac China Holdings Ltd.	33,225,626	150,704
	PetroChina Co. Ltd.	297,224,827	144,945
	Sino Biopharmaceutical Ltd.	95,382,963	142,015
	Geely Automobile Holdings Ltd.	73,193,643	138,498
	China Gas Holdings Ltd.	31,001,637	132,065
	Ping An Insurance Group Co. of China Ltd. Class A	10,360,707	129,423
	ENN Energy Holdings Ltd.	11,303,355	128,955
	PICC Property & Casualty Co. Ltd.	100,692,207	127,428
	Kweichow Moutai Co. Ltd. Class A (XSSC)	753,667	126,214
	China Resources Beer Holdings Co. Ltd.	23,531,124	120,645
	Anhui Conch Cement Co. Ltd.	19,058,135	113,905
	China Shenhua Energy Co. Ltd.	55,365,360	112,444
	ZTO Express Cayman Inc. ADR	4,901,688	107,837
*,2	Wuxi Biologics Cayman Inc.	9,000,679	105,771
2	Longfor Group Holdings Ltd.	24,426,601	101,374
	China Vanke Co. Ltd.	26,706,600	97,387
	CITIC Ltd.	73,112,026	96,178
	China Conch Venture Holdings Ltd.	24,344,518	95,257
	Guangdong Investment Ltd.	43,514,021	94,177
2	Postal Savings Bank of China Co. Ltd.	140,799,010	90,275
	China Telecom Corp. Ltd.	207,357,743	88,212
	Bank of Communications Co. Ltd.	128,203,609	87,556
	China Unicom Hong Kong Ltd.	88,347,981	86,979
	China Minsheng Banking Corp. Ltd.	123,671,594	86,505
	Li Ning Co. Ltd.	25,194,480	85,430
	CITIC Securities Co. Ltd.	43,594,087	79,983
*	China Evergrande Group	32,205,057	78,395
*	58.com Inc. ADR	1,468,751	77,565
	China CITIC Bank Corp. Ltd.	126,955,476	73,591
	Hengan International Group Co. Ltd.	10,537,526	73,573

4

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
*	Vipshop Holdings Ltd. ADR	6,347,971	73,256
	China Resources Gas Group Ltd.	11,978,405	72,221
*,^	Autohome Inc. ADR	832,345	70,383
*	BeiGene Ltd. ADR	496,802	68,728
*	Pinduoduo Inc. ADR	1,604,846	65,606
	Sinopharm Group Co. Ltd.	17,827,225	63,844
	Country Garden Services Holdings Co. Ltd.	18,461,331	62,554
	Haitong Securities Co. Ltd.	61,051,270	62,328
	Kweichow Moutai Co. Ltd. Class A (XSHG)	366,461	61,370
	Shimao Property Holdings Ltd.	17,593,923	58,941
	Huazhu Group Ltd. ADR	1,547,328	58,582
	China Jinmao Holdings Group Ltd.	87,522,771	58,187
*	Alibaba Health Information Technology Ltd.	57,355,912	57,728
	China Communications Construction Co. Ltd.	73,457,670	55,919
	New China Life Insurance Co. Ltd.	14,059,305	54,567
^	BYD Co. Ltd.	11,266,156	52,844
	Haier Electronics Group Co. Ltd.	18,289,535	52,218
2	People’s Insurance Co. Group of China Ltd.	122,716,422	51,685
	Momo Inc. ADR	1,527,652	51,207
*,2	Innovent Biologics Inc.	16,751,820	51,031
	Guangzhou Automobile Group Co. Ltd.	50,428,820	50,365
	China National Building Material Co. Ltd.	57,750,673	48,674
	China Taiping Insurance Holdings Co. Ltd.	21,623,000	48,611
	Yihai International Holding Ltd.	7,048,648	47,936
	CRRC Corp. Ltd.	70,124,812	46,902
	Brilliance China Automotive Holdings Ltd.	41,235,099	45,473
	Fosun International Ltd.	33,615,625	43,955
*	YY Inc. ADR	773,048	43,940
*	China Biologic Products Holdings Inc.	384,165	43,810
2	CGN Power Co. Ltd.	165,466,514	42,975
	Weichai Power Co. Ltd.	27,057,294	42,589
	Dongfeng Motor Group Co. Ltd.	42,446,430	42,579
	Beijing Enterprises Water Group Ltd.	80,856,691	42,145
	Wuliangye Yibin Co. Ltd. Class A (XSHE)	2,236,198	41,857
	China Everbright International Ltd.	55,068,203	41,621
^	Great Wall Motor Co. Ltd.	51,276,875	41,547
	China Oilfield Services Ltd.	28,854,348	40,173
	Kunlun Energy Co. Ltd.	43,081,541	40,098
	Shandong Weigao Group Medical Polymer Co. Ltd.	34,347,844	39,433
*,^	Weibo Corp. ADR	781,230	38,429
	Shanghai Pudong Development Bank Co. Ltd. Class A (XSSC)	21,615,631	38,391
	Industrial & Commercial Bank of China Ltd. Class A (XSSC)	45,559,579	38,240
	Industrial Bank Co. Ltd. Class A (XSSC)	14,272,865	37,937
	Kingdee International Software Group Co. Ltd.	33,188,284	36,366
	China Railway Construction Corp. Ltd.	33,043,689	36,143
	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSSC)	2,793,683	36,042
	China Resources Cement Holdings Ltd.	32,765,076	35,881
*	SINA Corp.	901,379	35,695
	Beijing Enterprises Holdings Ltd.	7,549,767	35,547
	China Resources Power Holdings Co. Ltd.	28,003,149	35,193
	China Merchants Bank Co. Ltd. Class A (XSSC)	6,822,149	34,381
*,2	3SBio Inc.	18,261,586	34,017
2	Huatai Securities Co. Ltd.	22,790,208	33,876
	CIFI Holdings Group Co. Ltd.	50,703,897	33,818
*,^	iQIYI Inc. ADR	1,929,999	33,640
*	Alibaba Pictures Group Ltd.	196,959,250	32,305
	TravelSky Technology Ltd.	14,123,867	32,195
	Zijin Mining Group Co. Ltd.	91,462,097	31,682
*	GF Securities Co. Ltd. Class A (XSHE)	16,187,255	31,516
*	ZTE Corp.	11,158,839	31,132
	Zhongsheng Group Holdings Ltd.	9,286,906	30,788
*	GDS Holdings Ltd. ADR	733,811	30,585
	Gree Electric Appliances Inc. of Zhuhai Class A (XSHE)	3,661,200	30,543
	Far East Horizon Ltd.	32,206,130	30,491

5

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
*	Genscript Biotech Corp.	12,693,320	30,412
	Yanzhou Coal Mining Co. Ltd.	29,764,023	30,198
	China Merchants Port Holdings Co. Ltd.	19,280,671	30,146
2	China Galaxy Securities Co. Ltd.	58,969,375	30,068
*,^	Kingsoft Corp. Ltd.	12,968,478	29,846
	Huaneng Power International Inc.	61,623,822	29,270
^,2	China International Capital Corp. Ltd.	15,940,740	29,067
	Huaneng Renewables Corp. Ltd.	75,208,649	28,713
	Kingboard Holdings Ltd.	10,681,108	28,464
	Agile Group Holdings Ltd.	21,067,226	28,396
	Zhuzhou CRRC Times Electric Co. Ltd.	7,572,479	28,098
	China Railway Group Ltd.	46,033,604	27,745
	Shenzhen International Holdings Ltd.	13,530,478	27,508
	China Cinda Asset Management Co. Ltd.	131,511,276	27,282
*	51job Inc. ADR	346,092	27,262
	China Longyuan Power Group Corp. Ltd.	50,197,493	27,118
	Tsingtao Brewery Co. Ltd.	4,670,736	27,067
	Ping An Bank Co. Ltd. Class A (XSHE)	11,357,604	26,224
^	Future Land Development Holdings Ltd.	24,775,629	26,109
2	Haidilao International Holding Ltd.	5,374,000	26,016
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A (XSHE)	5,555,769	25,463
	China Medical System Holdings Ltd.	18,481,584	25,063
	China Everbright Bank Co. Ltd.	54,397,956	25,032
	Jiangsu Expressway Co. Ltd.	18,645,976	24,772
	China State Construction International Holdings Ltd.	26,783,728	24,667
	Agricultural Bank of China Ltd. Class A (XSHG)	47,553,500	24,587
	Air China Ltd.	27,548,808	24,323
	Guangzhou R&F Properties Co. Ltd.	15,561,136	24,111
2	China Huarong Asset Management Co. Ltd.	163,093,113	24,078
	Beijing Capital International Airport Co. Ltd.	25,294,447	23,957
	China Aoyuan Group Ltd.	18,410,071	23,527
	Logan Property Holdings Co. Ltd.	15,447,165	23,526
*,^	ArtGo Holdings Ltd.	33,400,000	23,488
	Jiangxi Copper Co. Ltd.	19,865,722	23,257
	Shanghai Pharmaceuticals Holding Co. Ltd.	12,847,026	23,214
	China Yangtze Power Co. Ltd. Class A (XSHG)	8,999,991	22,835
2	China Resources Pharmaceutical Group Ltd.	24,531,126	22,655
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	8,008,109	22,602
	Wuliangye Yibin Co. Ltd. Class A (XSEC)	1,204,462	22,545
	China Communications Services Corp. Ltd.	35,846,821	22,136
	Yangzijiang Shipbuilding Holdings Ltd.	31,461,998	22,026
*	Tencent Music Entertainment Group ADR	1,553,593	21,502
	China Hongqiao Group Ltd.	38,616,000	21,447
	COSCO SHIPPING Ports Ltd.	27,141,359	21,338
2	Dali Foods Group Co. Ltd.	30,562,548	20,895
	China Construction Bank Corp. Class A (XSSC)	20,121,788	20,836
2	BAIC Motor Corp. Ltd.	33,554,593	20,814
	Shandong Gold Mining Co. Ltd. Class A (XSSC)	4,578,790	20,812
	Yuexiu Property Co. Ltd.	94,327,662	20,777
	Nine Dragons Paper Holdings Ltd.	23,712,910	20,570
	Haitian International Holdings Ltd.	8,666,180	20,450
	Shenzhen Investment Ltd.	51,853,262	20,409
	China State Construction Engineering Corp. Ltd. Class A (XSSC)	27,324,970	20,348
	Bosideng International Holdings Ltd.	39,085,764	20,212
	Huatai Securities Co. Ltd. Class A (XSSC)	8,150,931	20,180
	Times China Holdings Ltd.	11,239,884	20,059
	SAIC Motor Corp. Ltd. Class A (XSSC)	5,975,013	19,939
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	18,040,612	19,870
	BYD Electronic International Co. Ltd.	11,514,029	19,772
*,2	Tongcheng-Elong Holdings Ltd.	11,774,000	19,170
	Chongqing Rural Commercial Bank Co. Ltd.	35,834,539	19,127
	KWG Group Holdings Ltd.	18,911,797	19,044
	Muyuan Foodstuff Co. Ltd. Class A (XSHE)	1,352,534	18,908
	China Everbright Ltd.	12,751,100	18,892

6

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
^	China Molybdenum Co. Ltd.	59,455,171	18,736
*	COSCO SHIPPING Holdings Co. Ltd.	50,060,158	18,728
	Agricultural Bank of China Ltd. Class A (XSSC)	35,414,995	18,311
2	WuXi AppTec Co. Ltd.	1,518,700	18,311
	CSC Financial Co. Ltd. Class A	5,789,277	18,240
	Bank of China Ltd. Class A (XSSC)	34,403,200	18,081
	China Southern Airlines Co. Ltd.	29,363,638	18,072
^,2	Luye Pharma Group Ltd.	24,279,456	17,946
	Wanhua Chemical Group Co. Ltd. Class A	2,749,308	17,791
	SSY Group Ltd.	21,241,775	17,715
	Zhejiang Expressway Co. Ltd.	21,441,477	17,558
	Luxshare Precision Industry Co. Ltd. Class A (XSHE)	3,887,920	17,532
	China Vanke Co. Ltd. Class A (XSHE)	4,615,797	17,377
	AviChina Industry & Technology Co. Ltd.	36,755,476	17,362
	WuXi AppTec Co. Ltd. Class A (XSSC)	1,294,979	17,296
*	Aluminum Corp. of China Ltd.	58,008,237	17,186
	Zhaojin Mining Industry Co. Ltd.	15,186,667	16,984
	China International Travel Service Corp. Ltd. Class A (XSHG)	1,316,282	16,889
	Poly Developments and Holdings Group Co. Ltd. Class A (XSSC)	8,205,270	16,781
*,^,2	ZhongAn Online P&C Insurance Co. Ltd.	5,034,093	16,758
	Anhui Gujing Distillery Co. Ltd. Class B	2,189,234	16,660
2	China Merchants Securities Co. Ltd.	14,651,997	16,586
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	22,553,332	16,556
*	Zai Lab Ltd. ADR	483,531	16,339
*,^,2	Ping An Healthcare and Technology Co. Ltd.	2,387,700	16,330
	China Traditional Chinese Medicine Holdings Co. Ltd.	36,486,802	16,292
*	HUYA Inc. ADR	728,909	16,211
	Sino-Ocean Group Holding Ltd.	44,040,089	16,191
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSSC)	3,865,292	15,918
	China Reinsurance Group Corp.	95,556,940	15,589
2	A-Living Services Co. Ltd.	5,116,413	15,483
	Inner Mongolia Yitai Coal Co. Ltd. Class B	17,723,998	15,460
	Sinopec Shanghai Petrochemical Co. Ltd.	55,760,131	15,400
*,^	BEST Inc. ADR	2,666,499	15,199
	Aier Eye Hospital Group Co. Ltd. Class A	2,701,076	15,170
	Sinotruk Hong Kong Ltd.	9,939,467	15,019
*,^	GOME Retail Holdings Ltd.	165,268,708	14,940
	Xinjiang Goldwind Science & Technology Co. Ltd.	12,368,890	14,751
*,^	Baozun Inc. ADR	338,110	14,715
	China United Network Communications Ltd. Class A (XSSC)	16,881,224	14,705
^	Fanhua Inc. ADR	582,451	14,689
	Fuyao Glass Industry Group Co. Ltd. Class A (XSHG)	4,860,732	14,675
	China CITIC Bank Corp. Ltd. Class A (XSSC)	16,650,032	14,495
2	Legend Holdings Corp.	6,585,014	14,475
	China Lesso Group Holdings Ltd.	13,973,317	14,429
	China Life Insurance Co. Ltd. Class A	3,029,098	14,380
	Kingboard Laminates Holdings Ltd.	15,612,799	14,293
	China Coal Energy Co. Ltd.	35,706,653	14,239
	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSHG)	1,102,536	14,224
	Shenzhen Expressway Co. Ltd.	10,459,170	14,000
2	China Railway Signal & Communication Corp. Ltd.	23,433,798	13,990
*	China First Capital Group Ltd.	48,958,535	13,921
	Gree Electric Appliances Inc. of Zhuhai Class A (XSEC)	1,659,053	13,840
	Bank of Ningbo Co. Ltd. Class A (XSHE)	3,591,770	13,776
	Powerlong Real Estate Holdings Ltd.	20,661,277	13,694
	Guotai Junan Securities Co. Ltd. Class A (XSHG)	5,635,100	13,646
*	China Eastern Airlines Corp. Ltd.	27,358,558	13,645
	China Power International Development Ltd.	64,768,063	13,526
	Kaisa Group Holdings Ltd.	30,897,049	13,512
2	Guotai Junan Securities Co. Ltd.	8,821,336	13,480
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSHE)	5,050,130	13,421
	China Everbright Bank Co. Ltd. Class A (XSSC)	21,733,294	13,396
	Shanghai Electric Group Co. Ltd.	43,683,315	13,362
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A (XSEC)	2,915,331	13,362

7

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Orient Securities Co. Ltd.Class A (XSSC)	9,361,970	13,288
	Greentown Service Group Co. Ltd.	11,683,893	13,256
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A (XSHE)	913,928	13,061
	Ausnutria Dairy Corp. Ltd.	8,690,950	12,963
2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd.	2,110,382	12,945
	Yuzhou Properties Co. Ltd.	30,522,926	12,894
	Shanghai Industrial Holdings Ltd.	6,891,289	12,828
*,^,2	China Literature Ltd.	3,239,364	12,690
*	Canadian Solar Inc.	743,335	12,689
^	China Oriental Group Co. Ltd.	36,256,736	12,654
2	Sinopec Engineering Group Co. Ltd.	21,909,564	12,516
^	Chinasoft International Ltd.	29,025,155	12,475
2	Fu Shou Yuan International Group Ltd.	14,098,913	12,444
*	Bilibili Inc. ADR	784,291	12,384
	Lee & Man Paper Manufacturing Ltd.	22,121,227	12,301
	China Overseas Property Holdings Ltd.	19,496,311	11,905
	Bank of Shanghai Co. Ltd. Class A (XSHG)	8,858,061	11,736
2	Hua Hong Semiconductor Ltd.	5,827,188	11,718
	Haier Smart Home Co. Ltd. Class A (XSSC)	4,997,207	11,357
	Huaxia Bank Co. Ltd. Class A (XSSC)	10,545,550	11,218
	Shanghai International Airport Co. Ltd. Class A (XSSC)	1,030,267	11,158
	China Yongda Automobiles Services Holdings Ltd.	13,130,652	11,148
	China Petroleum & Chemical Corp. Class A	15,913,719	11,075
	China SCE Group Holdings Ltd.	24,013,301	11,003
	Metallurgical Corp. of China Ltd.	51,348,885	10,871
	CRRC Corp. Ltd. Class A (XSSC)	10,483,035	10,717
^	China Water Affairs Group Ltd.	13,998,149	10,698
	Fuyao Glass Industry Group Co. Ltd. Class A (XSSC)	3,521,713	10,632
	Industrial Bank Co. Ltd. Class A (XSHG)	3,996,701	10,623
*	21Vianet Group Inc. ADR	1,239,268	10,509
	Poly Property Group Co. Ltd.	29,072,038	10,501
	China Merchants Bank Co. Ltd. Class A (XSHG)	2,082,000	10,492
^	Greentown China Holdings Ltd.	11,360,219	10,481
	Sinotrans Ltd.	35,615,836	10,472
	China Agri-Industries Holdings Ltd.	31,751,908	10,461
	Fufeng Group Ltd.	22,381,495	10,315
	Lao Feng Xiang Co. Ltd. Class B	3,104,906	10,294
	BBMG Corp.	35,618,781	10,194
	Luzhou Laojiao Co. Ltd. Class A (XSHE)	820,599	10,153
	Shanghai Baosight Software Co. Ltd. Class B	5,605,634	10,121
	China Grand Pharmaceutical and Healthcare Holdings Ltd.	17,589,210	10,080
	Digital China Holdings Ltd.	19,089,894	9,949
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	3,129,825	9,899
	Shenwan Hongyuan Group Co. Ltd. Class A (XSHE)	14,548,981	9,895
*	ZTE Corp. Class A (XSEC)	2,083,874	9,866
	SOHO China Ltd.	28,719,030	9,800
	China Pacific Insurance Group Co. Ltd. Class A (XSSC)	2,001,527	9,798
^	Maanshan Iron & Steel Co. Ltd.	25,630,033	9,694
^	COSCO SHIPPING Energy Transportation Co. Ltd.	22,424,261	9,646
	SF Holding Co. Ltd. Class A (XSHE)	1,701,724	9,576
*	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	376,787	9,519
	Yuexiu Transport Infrastructure Ltd.	10,282,501	9,492
	Anhui Conch Cement Co. Ltd. Class A (XSSC)	1,581,661	9,473
^	Tong Ren Tang Technologies Co. Ltd.	9,430,132	9,389
	Xtep International Holdings Ltd.	16,024,291	9,304
2	Qingdao Port International Co. Ltd.	16,064,915	9,213
	China Overseas Grand Oceans Group Ltd.	17,664,142	9,139
	Bank of Beijing Co. Ltd. Class A (XSSC)	11,613,973	9,137
	Hopson Development Holdings Ltd.	9,455,434	9,115
	Ronshine China Holdings Ltd.	8,156,808	9,106
	Huadian Power International Corp. Ltd.	24,280,909	9,098
	Hollysys Automation Technologies Ltd.	644,204	9,090
	China Merchants Securities Co. Ltd. Class A (XSSC)	3,885,964	9,071
	China Yangtze Power Co. Ltd. Class A (XSSC)	3,568,328	9,053

8

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Henan Shuanghui Investment & Development Co. Ltd. Class A (XSHE)	2,115,976	8,956
	Health & Happiness H&H International Holdings Ltd.	2,238,951	8,864
	Bank of Communications Co. Ltd. Class A (XSSC)	11,103,380	8,849
	Datang International Power Generation Co. Ltd.	44,852,046	8,847
	Daqin Railway Co. Ltd. Class A (XSSC)	8,141,660	8,824
	East Money Information Co. Ltd. Class A (XSEC)	4,165,280	8,811
	BOE Technology Group Co. Ltd. Class B	27,278,943	8,794
^	China Zhongwang Holdings Ltd.	21,006,619	8,721
^	Zhongyu Gas Holdings Ltd.	9,001,000	8,720
	SAIC Motor Corp. Ltd. Class A (XSHG)	2,589,465	8,641
^	Angang Steel Co. Ltd.	25,756,652	8,616
	PetroChina Co. Ltd. Class A	10,277,690	8,583
*,§,2	Tianhe Chemicals Group Ltd.	57,304,542	8,556
*	LexinFintech Holdings Ltd. ADR	747,885	8,481
	China Shipbuilding Industry Co. Ltd. Class A (XSSC)	11,269,852	8,477
	NetDragon Websoft Holdings Ltd.	3,693,138	8,452
	Yanlord Land Group Ltd.	9,520,660	8,450
	Ping An Bank Co. Ltd. Class A (XSEC)	3,618,800	8,355
	China Education Group Holdings Ltd.	5,527,724	8,257
	Greatview Aseptic Packaging Co. Ltd.	16,273,219	8,201
	COSCO SHIPPING Development Co. Ltd.	73,006,529	8,179
	Yunnan Baiyao Group Co. Ltd. Class A (XSHE)	663,692	8,161
	Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSSC)	513,736	8,152
	Lonking Holdings Ltd.	29,403,868	8,150
2	Red Star Macalline Group Corp. Ltd.	10,159,264	8,140
	China Suntien Green Energy Corp. Ltd.	27,773,823	8,056
2	Redco Properties Group Ltd.	12,479,640	8,054
	Jiangxi Bank Co. Ltd.	13,750,000	8,052
	LONGi Green Energy Technology Co. Ltd. Class A (XSSC)	2,479,958	8,034
	Chongqing Zhifei Biological Products Co. Ltd. Class A	1,164,471	8,033
2	China Yuhua Education Corp. Ltd.	13,945,676	8,000
	Sihuan Pharmaceutical Holdings Group Ltd.	60,779,595	7,963
	Shanghai Pudong Development Bank Co. Ltd. Class A (XSHG)	4,454,177	7,911
	Suning.com Co. Ltd. Class A (XSHE)	5,278,922	7,908
	Sany Heavy Industry Co. Ltd. Class A (XSSC)	4,123,401	7,884
*	CAR Inc.	9,602,796	7,837
	Baoshan Iron & Steel Co. Ltd. Class A (XSHG)	9,505,794	7,828
*	GF Securities Co. Ltd. Class A (XSEC)	3,916,900	7,626
	Skyworth Group Ltd.	29,449,899	7,610
	China Fortune Land Development Co. Ltd. Class A (XSSC)	1,863,466	7,560
*	GCL-Poly Energy Holdings Ltd.	188,472,171	7,545
	Wens Foodstuffs Group Co. Ltd.	1,318,619	7,537
	Dongyue Group Ltd.	16,040,339	7,513
	Changchun High & New Technology Industry Group Inc. Class A (XSHE)	115,934	7,491
	China International Marine Containers Group Co. Ltd.	8,465,078	7,446
	New Hope Liuhe Co. Ltd. Class A (XSHE)	2,373,324	7,434
	BOE Technology Group Co. Ltd. Class A (XSHE)	14,633,654	7,412
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,788,487	7,387
*,2	China Logistics Property Holdings Co. Ltd.	18,787,409	7,310
	Focus Media Information Technology Co. Ltd. Class A (XSHE)	8,573,431	7,298
2	Genertec Universal Medical Group Co. Ltd.	10,680,168	7,296
*	Guangdong LY Intelligent Manufacturing Co. Ltd. Class A (XSHE)	4,974,800	7,198
	Oshidori International Holdings Ltd.	59,406,783	7,184
	New Hope Liuhe Co. Ltd. Class A (XSEC)	2,293,521	7,184
	Zhenro Properties Group Ltd.	10,619,508	7,178
	New China Life Insurance Co. Ltd. Class A (XSSC)	1,061,086	7,178
	Yonghui Superstores Co. Ltd. Class A (XSSC)	6,053,140	7,170
*	Q Technology Group Co. Ltd.	5,345,424	7,087
^	China Maple Leaf Educational Systems Ltd.	22,518,538	7,074
	Yonyou Network Technology Co. Ltd. Class A (XSSC)	1,684,450	7,063
	CITIC Securities Co. Ltd. Class A (XSSC)	2,272,600	6,997
	Vinda International Holdings Ltd.	3,702,804	6,979
	Huadian Fuxin Energy Corp. Ltd.	36,050,912	6,977
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A (XSHG)	548,676	6,928

9

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	NARI Technology Co. Ltd. Class A (XSSC)	2,210,157	6,887
	Sany Heavy Equipment International Holdings Co. Ltd.	13,090,954	6,864
	Jiayuan International Group Ltd.	17,133,853	6,855
	Bank of Nanjing Co. Ltd. Class A (XSSC)	5,547,868	6,800
2	Midea Real Estate Holding Ltd.	2,700,600	6,722
	Shougang Concord International Enterprises Co. Ltd.	141,772,058	6,681
	Weichai Power Co. Ltd. Class A (XSEC)	4,072,000	6,680
	China Shipbuilding Industry Co. Ltd. Class A (XSHG)	8,880,500	6,680
	China Shenhua Energy Co. Ltd. Class A (XSSC)	2,544,548	6,662
	Huayu Automotive Systems Co. Ltd. Class A (XSSC)	1,864,016	6,647
	China Railway Construction Corp. Ltd. Class A (XSSC)	4,983,177	6,642
	China BlueChemical Ltd.	27,288,568	6,641
2	Zhou Hei Ya International Holdings Co. Ltd.	13,177,404	6,628
	Yuexiu REIT	9,959,000	6,618
*,2	Shanghai Junshi Biosciences Co. Ltd.	1,839,200	6,570
	Dazhong Transportation Group Co. Ltd. Class B	14,421,708	6,501
	Tianneng Power International Ltd.	9,913,156	6,475
	Hangzhou Tigermed Consulting Co. Ltd. Class A	666,559	6,467
	China State Construction Engineering Corp. Ltd. Class A (XSHG)	8,653,960	6,444
	Guangshen Railway Co. Ltd.	20,145,093	6,443
	Shanghai International Airport Co. Ltd. Class A (XSHG)	587,126	6,359
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,478,692	6,338
*,^	JinkoSolar Holding Co. Ltd. ADR	438,760	6,336
	Huaxin Cement Co. Ltd. Class B	3,480,574	6,332
*	Bitauto Holdings Ltd. ADR	416,780	6,306
*	Will Semiconductor Ltd. Class A (XSHG)	401,200	6,263
	Sanan Optoelectronics Co. Ltd. Class A (XSSC)	2,885,442	6,224
	Everbright Securities Co. Ltd. Class A (XSSC)	3,781,910	6,151
*,2	Meitu Inc.	27,596,936	6,108
	China National Nuclear Power Co. Ltd. Class A (XSHG)	8,479,747	6,092
	Hundsun Technologies Inc. Class A (XSSC)	561,886	6,078
*,^,2	CStone Pharmaceuticals	4,528,500	6,075
	Songcheng Performance Development Co. Ltd. Class A	1,443,362	6,068
	Guotai Junan Securities Co. Ltd. Class A (XSSC)	2,499,568	6,053
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	3,292,550	6,036
	Shenzhen Overseas Chinese Town Co. Ltd. Class A (XSHE)	6,006,721	6,005
	Seazen Holdings Co. Ltd. Class A (XSHG)	1,325,573	5,988
	Chongqing Changan Automobile Co. Ltd. Class B	14,518,360	5,978
	Sinopec Kantons Holdings Ltd.	14,652,976	5,973
*,^	Qudian Inc. ADR	857,943	5,946
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	17,644,295	5,943
	China Tian Lun Gas Holdings Ltd.	6,267,500	5,917
	Sany Heavy Industry Co. Ltd. Class A (XSHG)	3,076,413	5,882
	Skyfame Realty Holdings Ltd.	41,589,804	5,834
	NARI Technology Co. Ltd. Class A (XSHG)	1,863,373	5,807
	Dah Chong Hong Holdings Ltd.	12,692,570	5,791
	China United Network Communications Ltd. Class A (XSHG)	6,641,000	5,785
	China Dongxiang Group Co. Ltd.	51,453,360	5,771
	Luzhou Laojiao Co. Ltd. Class A (XSEC)	464,200	5,744
	CSG Holding Co. Ltd. Class B	19,320,233	5,697
*,^	Kasen International Holdings Ltd.	9,159,000	5,666
*	Aluminum Corp. of China Ltd. Class A	11,775,400	5,666
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A (XSEC)	396,209	5,662
	Shanghai International Port Group Co. Ltd. Class A (XSSC)	6,840,034	5,639
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	3,735,157	5,629
	Walvax Biotechnology Co. Ltd. Class A	1,302,557	5,579
	Muyuan Foodstuff Co. Ltd. Class A (XSEC)	398,389	5,569
	Aisino Corp. Class A	1,899,313	5,554
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSHG)	1,340,562	5,521
	Tsingtao Brewery Co. Ltd. Class A (XSSC)	821,786	5,480
*,^	Qutoutiao Inc. ADR	1,316,800	5,478
*,§	SMI Holdings Group Ltd.	18,314,748	5,469
^	Tiangong International Co. Ltd.	15,201,224	5,428
	Shandong Pharmaceutical Glass Co. Ltd. Class A	1,493,932	5,367

10

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	China National Accord Medicines Corp. Ltd. Class B	1,494,949	5,347
*	Lifetech Scientific Corp.	31,519,059	5,339
*	Leyou Technologies Holdings Ltd.	16,130,765	5,338
	China International Travel Service Corp. Ltd. Class A (XSSC)	411,498	5,280
	Jinchuan Group International Resources Co. Ltd.	65,774,000	5,276
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSSC)	342,406	5,275
	Bank of Beijing Co. Ltd. Class A (XSHG)	6,704,962	5,275
*,^	Hanergy Thin Film Power Group Ltd.	206,154,000	5,274
	Hengli Petrochemical Co. Ltd. Class A (XSHG)	2,292,550	5,246
	Zhejiang Supor Co. Ltd. Class A	492,919	5,229
	China Machinery Engineering Corp.	13,229,261	5,212
*	Hi Sun Technology China Ltd.	29,967,186	5,196
*	ZTE Corp. Class A (XSHE)	1,094,565	5,182
	Shandong Chenming Paper Holdings Ltd. Class B	12,912,357	5,169
	China Resources Medical Holdings Co. Ltd.	8,994,289	5,160
	Tsingtao Brewery Co. Ltd. Class A (XSHG)	773,551	5,158
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	4,934,243	5,153
	Baoshan Iron & Steel Co. Ltd. Class A (XSSC)	6,256,484	5,153
	Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSHG)	324,216	5,145
	Anhui Expressway Co. Ltd.	8,722,097	5,123
	Huadong Medicine Co. Ltd. Class A (XSHE)	1,382,447	5,120
	Shaanxi Coal Industry Co. Ltd. Class A (XSHG)	4,300,834	5,117
	Huaxin Cement Co. Ltd. Class A (XSSC)	1,867,604	5,113
	GoerTek Inc. Class A (XSHE)	1,938,204	5,111
	Shenzhen Inovance Technology Co. Ltd. Class A	1,434,119	5,077
	China Greatwall Technology Group Co. Ltd. Class A (XSHE)	2,462,488	5,066
	SDIC Power Holdings Co. Ltd. Class A (XSSC)	4,255,859	5,041
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSSC)	25,906,625	5,040
	Founder Securities Co. Ltd. Class A (XSSC)	5,259,513	5,024
	Weichai Power Co. Ltd. Class A (XSHE)	3,047,078	4,999
	CIMC Enric Holdings Ltd.	9,219,019	4,990
	West China Cement Ltd.	31,118,438	4,986
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,627,486	4,963
	Shengyi Technology Co. Ltd. Class A (XSSC)	1,540,460	4,920
	Iflytek Co. Ltd. Class A (XSHE)	1,044,759	4,911
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	503,200	4,910
	Foxconn Industrial Internet Co. Ltd. Class A (XSHG)	2,246,400	4,896
	Bank of Shanghai Co. Ltd. Class A (XSSC)	3,686,275	4,884
*,^	Noah Holdings Ltd. ADR	160,920	4,874
	Livzon Pharmaceutical Group Inc. Class A	1,176,881	4,856
*	Sohu.com Ltd. ADR	472,212	4,840
	Beijing Capital Land Ltd.	14,345,643	4,821
	Guangdong Haid Group Co. Ltd. Class A (XSEC)	997,759	4,817
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,541,331	4,805
	Gemdale Corp. Class A (XSSC)	2,836,608	4,793
	China Lilang Ltd.	5,924,865	4,768
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSSC)	993,691	4,765
	Shenzhen Kangtai Biological Products Co. Ltd. Class A (XSHE)	387,600	4,765
	Hisense Home Appliances Group Co. Ltd. Class A (XSHE)	3,144,827	4,737
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,777,408	4,735
	Hisense Home Appliances Group Co. Ltd. Class A (XSEC)	3,136,634	4,725
	Texhong Textile Group Ltd.	4,662,469	4,710
*,2	Maoyan Entertainment	3,265,800	4,697
^	E-House China Enterprise Holdings Ltd.	4,089,900	4,685
	China ZhengTong Auto Services Holdings Ltd.	15,652,264	4,680
*	Mango Excellent Media Co. Ltd. Class A (XSHE)	1,220,430	4,679
	Eastern Communications Co. Ltd. Class A (XSSC)	1,682,562	4,670
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	7,859,532	4,641
*	Gigadevice Semiconductor Beijing Inc. Class A (XSSC)	211,100	4,597
	Zhejiang Longsheng Group Co. Ltd. Class A (XSSC)	2,332,150	4,580
	Iflytek Co. Ltd. Class A (XSEC)	974,150	4,579
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,258,899	4,550
	TCL Electronics Holdings Ltd.	9,568,329	4,535
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	816,340	4,512

11

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
*	Eve Energy Co. Ltd. Class A	859,362	4,503
	Avary Holding Shenzhen Co. Ltd. Class A	718,384	4,501
	Guosen Securities Co. Ltd. Class A (XSHE)	2,592,241	4,500
	Weifu High-Technology Group Co. Ltd. Class B	2,844,219	4,493
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (XSHE)	2,113,886	4,476
	Industrial Securities Co. Ltd. Class A (XSSC)	4,941,465	4,475
	China Foods Ltd.	10,837,153	4,454
	PAX Global Technology Ltd.	10,190,436	4,453
	Bank of Ningbo Co. Ltd. Class A (XSEC)	1,153,500	4,424
	Haitong Securities Co. Ltd. Class A (XSSC)	2,204,117	4,412
	Grandblue Environment Co. Ltd. Class A (XSSC)	1,700,460	4,395
	China South City Holdings Ltd.	37,907,258	4,394
	Comba Telecom Systems Holdings Ltd.	19,084,130	4,387
	Guangdong Haid Group Co. Ltd. Class A (XSHE)	907,167	4,380
	JNBY Design Ltd.	3,074,500	4,379
	Shenzhen Airport Co. Ltd. Class A	3,197,284	4,365
*,^	Daqo New Energy Corp. ADR	114,626	4,351
	Guangzhou Baiyun International Airport Co. Ltd. Class A (XSHG)	1,671,947	4,344
^	CMBC Capital Holdings Ltd.	239,843,412	4,339
	O-Net Technologies Group Ltd.	7,656,238	4,332
	China Minsheng Banking Corp. Ltd. Class A (XSSC)	4,948,738	4,322
	Zijin Mining Group Co. Ltd. Class A (XSSC)	8,946,800	4,310
^	Tongda Group Holdings Ltd.	52,841,919	4,301
	Poly Developments and Holdings Group Co. Ltd. Class A (XSHG)	2,095,452	4,286
	Avic Capital Co. Ltd. Class A (XSSC)	6,595,045	4,279
	Bank of Chongqing Co. Ltd.	7,270,066	4,270
	Centre Testing International Group Co. Ltd. Class A	2,147,012	4,270
	Suning.com Co. Ltd. Class A (XSEC)	2,844,970	4,262
^,2	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.	2,706,159	4,252
	China Shineway Pharmaceutical Group Ltd.	4,416,885	4,250
	Focus Media Information Technology Co. Ltd. Class A (XSEC)	4,988,517	4,246
	Beijing Shiji Information Technology Co. Ltd. Class A (XSHE)	821,807	4,245
*,^	HengTen Networks Group Ltd.	293,459,107	4,223
	Bank of Changsha Co. Ltd. Class A	3,355,488	4,210
	Beijing Jingneng Clean Energy Co. Ltd.	23,751,531	4,208
*	GCL System Integration Technology Co. Ltd. Class A	4,601,125	4,196
^	Dongfang Electric Corp. Ltd.	7,449,813	4,196
	China Everbright Bank Co. Ltd. Class A (XSHG)	6,695,800	4,127
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	974,679	4,078
	Yealink Network Technology Corp. Ltd. Class A (XSHE)	394,600	4,056
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,194,312	4,050
	Wasion Holdings Ltd.	8,152,867	4,039
	Hangzhou Steam Turbine Co. Ltd. Class B	4,722,804	4,034
	Greenland Holdings Corp. Ltd. Class A (XSHG)	4,164,281	4,032
	Bank of Communications Co. Ltd. Class A (XSHG)	5,057,900	4,031
	Power Construction Corp. of China Ltd. Class A (XSSC)	6,352,008	4,024
	Consun Pharmaceutical Group Ltd.	6,718,000	4,021
	Bank of Guiyang Co. Ltd. Class A	3,086,927	4,007
*	Tianfeng Securities Co. Ltd. Class A	4,587,200	3,991
	Luxshare Precision Industry Co. Ltd. Class A (XSEC)	884,086	3,987
	Guangdong Electric Power Development Co. Ltd. Class B	13,088,628	3,972
	China Merchants Energy Shipping Co. Ltd. Class A (XSHG)	5,071,669	3,969
	CRRC Corp. Ltd. Class A (XSHG)	3,879,500	3,966
	Daqin Railway Co. Ltd. Class A (XSHG)	3,643,120	3,948
	Shenwan Hongyuan Group Co. Ltd. Class A (XSEC)	5,802,510	3,946
	TCL Corp. Class A (XSHE)	8,341,322	3,899
	Livzon Pharmaceutical Group Inc.	1,327,653	3,877
	Sichuan Expressway Co. Ltd.	13,262,276	3,870
	Yunda Holding Co. Ltd. Class A (XSHE)	826,310	3,861
	Hualan Biological Engineering Inc. Class A (XSHE)	739,981	3,788
	Yunnan Baiyao Group Co. Ltd. Class A (XSEC)	307,393	3,780
	Concord New Energy Group Ltd.	74,664,071	3,755
	Xinhu Zhongbao Co. Ltd. Class A (XSSC)	6,233,554	3,753
	Greenland Hong Kong Holdings Ltd.	10,853,314	3,741

12

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
*,^	Wise Talent Information Technology Co. Ltd.	1,490,600	3,739
	Inner Mongolia Eerduosi Resources Co. Ltd. Class B	5,115,888	3,723
	Hithink RoyalFlush Information Network Co. Ltd. Class A (XSEC)	269,959	3,721
*	Topchoice Medical Investment Corp. Class A (XSHG)	263,079	3,715
	Xingda International Holdings Ltd.	13,284,093	3,702
	East Money Information Co. Ltd. Class A (XSHE)	1,744,257	3,690
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSSC)	2,582,740	3,689
*	Central China Securities Co. Ltd.	19,060,324	3,685
	Sunwoda Electronic Co. Ltd. Class A	1,881,380	3,685
*,2	China Metal Resources Utilization Ltd.	9,293,587	3,674
	Huaneng Power International Inc. Class A (XSSC)	4,530,197	3,668
	China Enterprise Co. Ltd. Class A	5,568,635	3,661
	Apeloa Pharmaceutical Co. Ltd. Class A	1,977,321	3,661
	Venustech Group Inc. Class A (XSHE)	779,436	3,657
	Air China Ltd. Class A (XSHG)	3,077,214	3,627
	Changjiang Securities Co. Ltd. Class A (XSHE)	3,752,924	3,627
	Shandong Linglong Tyre Co. Ltd. Class A	1,213,391	3,613
	Yango Group Co. Ltd. Class A	4,124,783	3,607
	Jinke Properties Group Co. Ltd. Class A (XSHE)	3,657,625	3,600
	Zhejiang Dahua Technology Co. Ltd. Class A (XSHE)	1,574,692	3,599
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	1,322,857	3,593
*	Tianli Education International Holdings Ltd.	8,300,000	3,592
	China National Software & Service Co. Ltd. Class A (XSSC)	367,034	3,589
	China Great Wall Securities Co. Ltd. Class A	2,125,000	3,584
*	NanJi E-Commerce Co. Ltd. Class A	2,307,043	3,583
	WUS Printed Circuit Kunshan Co. Ltd. Class A (XSHE)	1,164,076	3,581
	Youngor Group Co. Ltd. Class A (XSSC)	3,879,472	3,578
	Shandong Airlines Co. Ltd. Class B	2,960,917	3,559
*,^	NIO Inc. ADR	2,448,160	3,550
	RiseSun Real Estate Development Co. Ltd. Class A (XSHE)	2,871,785	3,547
	China Railway Group Ltd. Class A (XSSC)	4,332,414	3,546
	Bank of Jiangsu Co. Ltd. Class A	3,524,913	3,541
*,^,2	Yixin Group Ltd.	14,866,500	3,538
*	Zhuguang Holdings Group Co. Ltd.	25,866,000	3,531
2	Shanghai Haohai Biological Technology Co. Ltd.	611,400	3,528
	China CSSC Holdings Ltd. Class A	1,204,700	3,498
	China Grand Automotive Services Co. Ltd. Class A (XSSC)	6,816,940	3,494
	Lushang Health Industry Development Co. Ltd. Class A	4,115,979	3,484
*	PPDAI Group Inc. ADR	1,241,788	3,477
	BOE Technology Group Co. Ltd. Class A (XSEC)	6,862,400	3,476
	China Molybdenum Co. Ltd. Class A (XSSC)	7,180,411	3,465
	Shanghai M&G Stationery Inc. Class A (XSSC)	485,000	3,446
	STO Express Co. Ltd. Class A (XSHE)	1,175,776	3,443
*	AVIC Shenyang Aircraft Co. Ltd. Class A (XSHG)	822,090	3,432
	China Vanke Co. Ltd. Class A (XSEC)	907,599	3,417
	Inspur Electronic Information Industry Co. Ltd. Class A (XSHE)	911,884	3,409
	Grandjoy Holdings Group Co. Ltd. Class A	3,113,300	3,395
	Shanghai Haixin Group Co. Class B	8,385,119	3,394
	Shanghai Electric Group Co. Ltd. Class A (XSHG)	4,865,893	3,372
	BYD Co. Ltd. Class A (XSEC)	554,238	3,371
*,^	Sogou Inc. ADR	652,960	3,363
	Qingdao TGOOD Electric Co. Ltd. Class A	1,447,916	3,346
	Shanghai Bailian Group Co. Ltd. Class B	3,653,716	3,342
2	China Everbright Greentech Ltd.	5,961,814	3,325
	Glodon Co. Ltd. Class A (XSHE)	732,431	3,321
	Beijing Enlight Media Co. Ltd. Class A	2,631,203	3,301
	Huaxia Bank Co. Ltd. Class A (XSHG)	3,088,291	3,285
	AVIC Aircraft Co. Ltd. Class A (XSHE)	1,540,402	3,282
*	Sinopec Oilfield Service Corp.	30,654,608	3,280
	Hangzhou Robam Appliances Co. Ltd. Class A (XSHE)	731,804	3,273
	Anhui Conch Cement Co. Ltd. Class A (XSHG)	544,000	3,258
	Chaowei Power Holdings Ltd.	8,967,924	3,245
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A (XSSC)	268,301	3,243
	LVGEM China Real Estate Investment Co. Ltd.	9,008,000	3,241

13

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
*	Foxconn Industrial Internet Co. Ltd. Class A (XSSC)	1,486,400	3,240
	Beijing Shunxin Agriculture Co. Ltd. Class A (XSHE)	499,354	3,222
	Perfect World Co. Ltd. Class A	766,083	3,210
*	Siasun Robot & Automation Co. Ltd. Class A	1,599,651	3,203
	Lomon Billions Group Co. Ltd. Class A	1,848,707	3,196
	WuXi AppTec Co. Ltd. Class A (XSHG)	238,804	3,189
	NAURA Technology Group Co. Ltd. Class A (XSHE)	317,300	3,186
	Winning Health Technology Group Co. Ltd. Class A	1,344,114	3,181
^	China High Speed Transmission Equipment Group Co. Ltd.	5,353,934	3,157
*	Beijing Enterprises Clean Energy Group Ltd.	276,877,198	3,139
*,^	CSSC Offshore and Marine Engineering Group Co. Ltd.	4,146,581	3,129
	Tianqi Lithium Corp. Class A (XSHE)	872,836	3,114
	Beijing Originwater Technology Co. Ltd. Class A	2,833,918	3,113
	Shanghai Industrial Urban Development Group Ltd.	24,938,105	3,112
	GRG Banking Equipment Co. Ltd. Class A	2,300,350	3,086
	Hefei Meiya Optoelectronic Technology Inc. Class A (XSEC)	594,958	3,082
	AECC Aviation Power Co. Ltd. Class A (XSSC)	1,025,966	3,080
	Beijing Thunisoft Corp. Ltd. Class A	982,620	3,079
	Xinhua Winshare Publishing and Media Co. Ltd. Class A (XSHG)	1,796,153	3,071
	Dongxing Securities Co. Ltd. Class A (XSHG)	1,987,701	3,069
	AVIC Jonhon Optronic Technology Co. Ltd. Class A (XSHE)	535,506	3,068
	Zhongshan Public Utilities Group Co. Ltd. Class A	2,683,836	3,056
	Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSSC)	814,438	3,037
	Beijing North Star Co. Ltd.	9,891,813	3,036
	Han’s Laser Technology Industry Group Co. Ltd. Class A (XSEC)	562,423	3,031
*	SF Holding Co. Ltd. Class A (XSEC)	536,605	3,019
	Beijing Yanjing Brewery Co. Ltd. Class A	3,536,580	3,015
	Huayu Automotive Systems Co. Ltd. Class A (XSHG)	842,877	3,006
*	Fangda Carbon New Material Co. Ltd. Class A (XSSC)	1,979,209	3,005
	China Fangda Group Co. Ltd. Class B	7,946,483	2,994
	Sinofert Holdings Ltd.	29,232,032	2,980
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (XSHE)	1,492,934	2,968
	360 Security Technology Inc. Class A (XSHG)	923,000	2,960
^	Wisdom Education International Holdings Co. Ltd.	6,868,000	2,944
	Seazen Holdings Co. Ltd. Class A (XSSC)	648,900	2,931
	Beijing Tongrentang Co. Ltd. Class A (XSSC)	749,394	2,927
	Lao Feng Xiang Co. Ltd. Class A (XSHG)	406,700	2,927
*	Sinopec Oilfield Service Corp. Class A	9,301,900	2,921
	Dongjiang Environmental Co. Ltd. Class A (XSHE)	2,163,866	2,920
	CITIC Securities Co. Ltd. Class A (XSHG)	945,400	2,911
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	7,221,500	2,910
	Shenergy Co. Ltd. Class A (XSHG)	3,536,068	2,908
	Beijing Capital Retailing Group Co. Ltd. Class A	3,481,950	2,898
	Jiangxi Zhengbang Technology Co. Ltd. Class A (XSHE)	1,210,308	2,896
*,^	Fullshare Holdings Ltd.	114,791,870	2,894
	Bank of Hangzhou Co. Ltd. Class A	2,246,628	2,872
	Hithink RoyalFlush Information Network Co. Ltd. Class A (XSHE)	208,328	2,872
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A (XSHE)	1,106,667	2,869
	Zhejiang NHU Co. Ltd. Class A (XSHE)	997,477	2,867
	Tongwei Co. Ltd. Class A (XSSC)	1,586,122	2,859
	Shandong Nanshan Aluminum Co. Ltd. Class A	9,539,913	2,858
	Zhejiang Huayou Cobalt Co. Ltd. Class A (XSHG)	820,437	2,857
	Chongqing Brewery Co. Ltd. Class A	464,151	2,852
	Shenzhen Goodix Technology Co. Ltd. Class A (XSHG)	110,147	2,844
	HLA Corp. Ltd. Class A (XSSC)	2,598,579	2,835
	Oriental Pearl Group Co. Ltd. Class A (XSSC)	2,210,945	2,826
*,^	Shanghai Fudan Microelectronics Group Co. Ltd.	3,720,000	2,818
	Tianma Microelectronics Co. Ltd. Class A (XSHE)	1,438,805	2,813
	Shanghai Huayi Group Co. Ltd. Class B	4,398,334	2,804
*,2	Haichang Ocean Park Holdings Ltd.	25,431,362	2,790
	Dawning Information Industry Co. Ltd. Class A (XSSC)	586,214	2,778
	SDIC Capital Co. Ltd. Class A (XSSC)	1,594,700	2,775
	Ningbo Zhoushan Port Co. Ltd. Class A (XSSC)	5,301,983	2,770
	Jiangsu King’s Luck Brewery JSC Ltd. Class A (XSSC)	621,615	2,759

14

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Guoyuan Securities Co. Ltd. Class A (XSHE)	2,299,571	2,758
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	421,687	2,755
	Jiangxi Ganyue Expressway Co. Ltd. Class A (XSSC)	4,762,342	2,746
*	China Modern Dairy Holdings Ltd.	19,253,299	2,745
	NavInfo Co. Ltd. Class A (XSHE)	1,363,200	2,740
	Fantasia Holdings Group Co. Ltd.	18,086,020	2,738
	Hengtong Optic-electric Co. Ltd. Class A (XSSC)	1,309,305	2,732
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSSC)	1,201,048	2,726
	LONGi Green Energy Technology Co. Ltd. Class A (XSHG)	838,292	2,715
	Unigroup Guoxin Microelectronics Co. Ltd. Class A (XSHE)	374,793	2,710
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A (XSHG)	356,490	2,695
	BBMG Corp. Class A (XSSC)	5,819,679	2,695
	Zhejiang Dahua Technology Co. Ltd. Class A (XSEC)	1,178,121	2,693
	Fujian Sunner Development Co. Ltd. Class A (XSHE)	652,847	2,670
	Huaibei Mining Holdings Co. Ltd. Class A	1,987,600	2,663
	China Railway Group Ltd. Class A (XSHG)	3,248,829	2,659
	Zhongjin Gold Corp. Ltd. Class A (XSSC)	2,260,033	2,655
	Sichuan Chuantou Energy Co. Ltd. Class A (XSHG)	1,933,716	2,653
	Huangshan Tourism Development Co. Ltd. Class B	2,926,303	2,648
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A (XSHE)	793,693	2,645
	Sichuan Chuantou Energy Co. Ltd. Class A (XSSC)	1,925,161	2,641
	CPMC Holdings Ltd.	6,586,319	2,635
	Boya Bio-pharmaceutical Group Co. Ltd. Class A	568,500	2,629
	CITIC Resources Holdings Ltd.	40,295,718	2,618
*	Harbin Electric Co. Ltd.	10,267,875	2,617
^	Colour Life Services Group Co. Ltd.	4,615,570	2,612
*	Shenzhen Sunway Communication Co. Ltd. Class A (XSEC)	455,625	2,610
	Guangdong No 2 Hydropower Engineering Co. Ltd. Class A	6,032,274	2,582
	Yonghui Superstores Co. Ltd. Class A (XSHG)	2,177,795	2,580
	Dongguan Development Holdings Co. Ltd. Class A	2,257,901	2,579
	Yonyou Network Technology Co. Ltd. Class A (XSHG)	613,955	2,574
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	778,459	2,569
*	Shenzhen Sunway Communication Co. Ltd. Class A (XSHE)	447,624	2,564
	CNHTC Jinan Truck Co. Ltd. Class A	1,045,742	2,562
	Chengdu Xingrong Environment Co. Ltd. Class A	3,764,100	2,560
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A (XSSC)	403,525	2,554
	Spring Airlines Co. Ltd. Class A (XSSC)	415,736	2,551
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSSC)	2,553,361	2,549
	Western Securities Co. Ltd. Class A (XSHE)	2,020,851	2,539
	AECC Aviation Power Co. Ltd. Class A (XSHG)	844,113	2,534
	Qingling Motors Co. Ltd.	10,456,072	2,533
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	2,021,530	2,531
	Shanghai Jinjiang International Travel Co. Ltd. Class B	1,606,903	2,522
*	Kuang-Chi Technologies Co. Ltd. Class A (XSHE)	1,653,204	2,520
*	OFILM Group Co. Ltd. Class A (XSHE)	1,589,325	2,520
*	Kama Co. Ltd. Class B	5,203,252	2,516
	Sinolink Securities Co. Ltd. Class A (XSSC)	2,076,100	2,507
	Infore Environment Technology Group Co. Ltd. Class A	2,836,726	2,506
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (XSEC)	1,259,269	2,503
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,310,729	2,492
	Tongling Nonferrous Metals Group Co. Ltd. Class A	8,082,400	2,491
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,194,292	2,490
	Shanghai Diesel Engine Co. Ltd. Class B	5,088,370	2,482
*	China Eastern Airlines Corp. Ltd. Class A (XSSC)	3,370,426	2,479
	GD Power Development Co. Ltd. Class A (XSSC)	7,478,715	2,474
	Shenzhen Energy Group Co. Ltd. Class A	2,848,058	2,471
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	2,973,591	2,470
	Shanghai Jin Jiang Capital Co. Ltd.	16,517,780	2,462
*	Landing International Development Ltd.	21,647,572	2,453
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A (XSHE)	2,118,077	2,449
	Xinxiang Chemical Fiber Co. Ltd. Class A	4,549,049	2,449
	Jafron Biomedical Co. Ltd. Class A (XSHE)	246,100	2,447

	Zhejiang China Commodities City Group Co. Ltd. Class A (XSSC)	4,411,131	2,444
*	China First Heavy Industries Class A	6,098,075	2,442

15

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (XSEC)	1,150,359	2,436
	Zhengzhou Yutong Bus Co. Ltd. Class A (XSSC)	1,198,014	2,432
*,^	Beijing Gas Blue Sky Holdings Ltd.	94,238,573	2,424
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A (XSSC)	191,900	2,423
	China Fortune Land Development Co. Ltd. Class A (XSHG)	594,137	2,410
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSSC)	2,252,506	2,407
	Jiajiayue Group Co. Ltd. Class A	661,892	2,406
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSHG)	155,775	2,400
	GoerTek Inc. Class A (XSEC)	910,028	2,400
*,§	China Huiyuan Juice Group Ltd.	9,298,137	2,397
	Beijing New Building Materials plc Class A (XSEC)	884,097	2,385
	China Jushi Co. Ltd. Class A (XSSC)	2,116,883	2,382
	Guangdong HEC Technology Holding Co. Ltd. Class A (XSHG)	2,244,191	2,378
	Ovctek China Inc. Class A	326,020	2,368
	Shandong Sinocera Functional Material Co. Ltd. Class A	818,200	2,353
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A (XSHG)	194,117	2,346
^,2	Yadea Group Holdings Ltd.	10,824,000	2,346
	Tunghsu Optoelectronic Technology Co. Ltd. Class A (XSHE)	3,465,608	2,345
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A (XSHE)	534,742	2,327
	Ganfeng Lithium Co. Ltd. Class A (XSHE)	751,350	2,322
	Sinosoft Technology Group Ltd.	11,227,652	2,316
	Yunnan Energy New Material Co. Ltd. (XSHE)	481,035	2,315
	INESA Intelligent Tech Inc. Class A	1,830,990	2,314
*	China Shipbuilding Industry Group Power Co. Ltd. Class A (XSSC)	776,822	2,312
	Fujian Expressway Development Co. Ltd. Class A (XSSC)	5,302,318	2,305
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSSC)	5,879,228	2,305
	Yintai Gold Co. Ltd. Class A (XSHE)	1,269,038	2,289
	Jinyu Bio-Technology Co. Ltd. Class A (XSSC)	778,654	2,275
	North China Pharmaceutical Co. Ltd. Class A	2,549,560	2,271
	Guosen Securities Co. Ltd. Class A (XSEC)	1,307,121	2,269
	Beijing Tiantan Biological Products Corp. Ltd. Class A (XSSC)	595,526	2,268
	Sunvim Group Co. Ltd. Class A	2,576,900	2,264
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	1,003,601	2,260
	Luthai Textile Co. Ltd. Class B	2,415,793	2,259
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A (XSHE)	1,986,905	2,256
	Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A (XSSC)	2,518,650	2,253
	Hualan Biological Engineering Inc. Class A (XSEC)	437,753	2,241
	Zhejiang NHU Co. Ltd. Class A (XSEC)	777,100	2,234
	Lens Technology Co. Ltd. Class A	1,191,354	2,232
	Foshan Electrical and Lighting Co. Ltd. Class B	6,184,861	2,224
	Guangzhou Wondfo Biotech Co. Ltd. Class A	314,168	2,211
	Xiamen C & D Inc. Class A (XSHG)	1,828,200	2,204
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	581,853	2,203
*	Jiangsu Changjiang Electronics Technology Co. Ltd. Class A (XSHG)	832,300	2,203
	Anhui Heli Co. Ltd. Class A (XSSC)	1,706,475	2,196
	Beijing E-Hualu Information Technology Co. Ltd. Class A	465,537	2,194
	Oriental Energy Co. Ltd. Class A	1,898,521	2,189
	AVIC Jonhon Optronic Technology Co. Ltd. Class A (XSEC)	381,999	2,188
	Shenzhen Sunlord Electronics Co. Ltd. Class A	725,578	2,188
	Bright Dairy & Food Co. Ltd. Class A (XSSC)	1,410,000	2,181
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	4,584,040	2,181
	Offshore Oil Engineering Co. Ltd. Class A (XSSC)	2,544,070	2,178
*	Myhome Real Estate Development Group Co. Ltd. Class A	5,494,900	2,178
	Shanghai International Port Group Co. Ltd. Class A (XSHG)	2,640,400	2,177
	Southwest Securities Co. Ltd. Class A (XSSC)	3,433,481	2,173
	Jiangxi Zhengbang Technology Co. Ltd. Class A (XSEC)	908,198	2,173
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,861,940	2,172
	Sichuan Road & Bridge Co. Ltd. Class A (XSSC)	4,719,850	2,172
	Tianjin Capital Environmental Protection Group Co. Ltd.	6,023,266	2,172
	XCMG Construction Machinery Co. Ltd. Class A (XSEC)	3,382,000	2,170
	Beijing Jingneng Power Co. Ltd. Class A (XSSC)	5,005,703	2,168
	China Southern Airlines Co. Ltd. Class A (XSHG)	2,288,500	2,164

	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSHG)	975,586	2,161
*	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	365,160	2,161

16

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Shandong Bohui Paper Industrial Co. Ltd. Class A	3,243,600	2,160
	Tianshui Huatian Technology Co. Ltd. Class A	2,785,119	2,154
	Luthai Textile Co. Ltd. Class A	1,702,491	2,153
	Joyoung Co. Ltd. Class A	682,392	2,153
	Beijing Capital Development Co. Ltd. Class A (XSSC)	1,842,585	2,153
	Ajisen China Holdings Ltd.	7,491,260	2,149
	Dawnrays Pharmaceutical Holdings Ltd.	12,112,515	2,147
	Shenzhen Gas Corp. Ltd. Class A (XSSC)	1,917,987	2,147
	Bank of Nanjing Co. Ltd. Class A (XSHG)	1,748,376	2,143
*	Shennan Circuits Co. Ltd. Class A	101,298	2,138
*	Anxin Trust Co. Ltd. Class A (XSSC)	3,583,002	2,135
*,2	Tian Ge Interactive Holdings Ltd.	7,962,476	2,132
	Guangdong Electric Power Development Co. Ltd. Class A	3,812,800	2,128
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A (XSEC)	1,303,500	2,127
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	799,753	2,126
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSEC)	798,460	2,122
	China National Chemical Engineering Co. Ltd. Class A (XSHG)	2,490,177	2,115
	Huaneng Power International Inc. Class A (XSHG)	2,599,994	2,105
	Titan Wind Energy Suzhou Co. Ltd. Class A	2,323,572	2,105
	Eastcompeace Technology Co. Ltd. Class A	997,242	2,098
	Chacha Food Co. Ltd. Class A	440,621	2,096
	Avic Sunda Holding Co. Ltd.	744,416	2,094
	Founder Securities Co. Ltd. Class A (XSHG)	2,191,390	2,093
	Shaanxi Coal Industry Co. Ltd. Class A (XSSC)	1,758,183	2,092
	Wuhan Guide Infrared Co. Ltd. Class A (XSHE)	673,458	2,083
	Hubei Biocause Pharmaceutical Co. Ltd. Class A (XSEC)	2,149,300	2,080
	Angel Yeast Co. Ltd. Class A (XSHG)	484,793	2,079
*,^,§	National Agricultural Holdings Ltd.	13,680,292	2,078
	Tecon Biology Co. Ltd. Class A	1,063,904	2,078
*	Visionox Technology Inc. Class A (XSHE)	980,850	2,076
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSHG)	784,985	2,068
	Unisplendour Corp. Ltd. Class A (XSHE)	495,212	2,065
*	Guizhou Tyre Co. Ltd. Class A	3,345,876	2,065
	Guangxi Wuzhou Communications Co. Ltd. Class A	3,146,047	2,063
	Hubei Energy Group Co. Ltd. Class A (XSHE)	3,564,555	2,059
*,^	Grand Baoxin Auto Group Ltd.	10,267,191	2,059
	Tongkun Group Co. Ltd. Class A (XSSC)	1,095,799	2,059
	DHC Software Co. Ltd. Class A (XSHE)	2,032,100	2,058
	Beijing Strong Biotechnologies Inc. Class A	884,285	2,058
	China Spacesat Co. Ltd. Class A (XSSC)	692,397	2,055
*	Guocheng Mining Co. Ltd.	1,433,400	2,053
	PCI-Suntek Technology Co. Ltd. Class A	1,516,958	2,052
2	Ozner Water International Holding Ltd.	10,806,767	2,051
	Jiangsu Lianfa Textile Co. Ltd. Class A	1,568,252	2,049
	Shenergy Co. Ltd. Class A (XSSC)	2,486,691	2,045
	Shaanxi International Trust Co. Ltd. Class A	3,487,380	2,044
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A (XSHG)	1,806,254	2,044
	C&S Paper Co. Ltd. Class A	1,152,090	2,038
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A (XSHE)	1,248,400	2,037
	Shenzhen Kangtai Biological Products Co. Ltd. Class A (XSEC)	165,600	2,036
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,734,930	2,029
	Jointown Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,102,695	2,024
	GD Power Development Co. Ltd. Class A (XSHG)	6,103,116	2,019
*	IRICO Display Devices Co. Ltd. Class A	3,277,101	2,019
	Bengang Steel Plates Co. Ltd. Class B	8,157,311	2,018
	AVICOPTER plc Class A (XSSC)	314,102	2,016
	Henan Zhongyuan Expressway Co. Ltd. Class A (XSSC)	3,398,481	2,016
	Shanghai Highly Group Co. Ltd. Class B	2,804,170	2,012
*	Jiangsu Hoperun Software Co. Ltd. Class A	1,046,746	2,010
*	Nanyang Topsec Technologies Group Inc. Class A (XSHE)	879,332	2,009
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	5,203,124	1,995
*	China Tianying Inc. Class A	2,242,000	1,992
*	Ningbo Joyson Electronic Corp. Class A (XSHG)	955,826	1,992
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSSC)	1,508,941	1,988

17

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Accelink Technologies Co. Ltd. Class A (XSHE)	513,948	1,982
	INESA Intelligent Tech Inc. Class B	3,144,066	1,980
	Ninestar Corp. Class A (XSHE)	498,987	1,979
	Rongsheng Petro Chemical Co. Ltd. Class A (XSHE)	1,261,696	1,974
	China Film Co. Ltd. Class A (XSHG)	1,041,800	1,969
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	804,713	1,963
*	Liaoning Cheng Da Co. Ltd. Class A (XSSC)	985,220	1,962
	SDIC Capital Co. Ltd. Class A (XSHG)	1,127,300	1,962
	Sichuan Swellfun Co. Ltd. Class A	259,575	1,958
	Yonggao Co. Ltd. Class A	2,933,059	1,955
	Shengyi Technology Co. Ltd. Class A (XSHG)	611,018	1,951
*	Tech-Bank Food Co. Ltd. Class A	883,553	1,950
	Wuxi Taiji Industry Co. Ltd. Class A (XSSC)	1,877,931	1,943
	AVIC Electromechanical Systems Co. Ltd. Class A (XSHE)	2,057,022	1,943
	Wonders Information Co. Ltd. Class A	991,800	1,941
	Luxi Chemical Group Co. Ltd. Class A	1,437,608	1,941
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	2,707,772	1,941
	Longshine Technology Co. Ltd. Class A	611,750	1,936
	Hainan Poly Pharm Co. Ltd.	230,147	1,931
	361 Degrees International Ltd.	9,359,198	1,919
*	COFCO Capital Holdings Co. Ltd. Class A	1,446,657	1,918
	Inner Mongolia First Machinery Group Co. Ltd. Class A	1,296,286	1,918
	Zhejiang Kaishan Compressor Co. Ltd. Class A	1,281,208	1,917
	Metallurgical Corp. of China Ltd. Class A (XSSC)	4,899,233	1,907
	Suofeiya Home Collection Co. Ltd. Class A	773,978	1,907
	Sanan Optoelectronics Co. Ltd. Class A (XSHG)	882,400	1,903
*	AVIC Shenyang Aircraft Co. Ltd. Class A (XSSC)	453,063	1,892
	China Nuclear Engineering Corp. Ltd. Class A	1,920,882	1,891
	Joeone Co. Ltd. Class A	1,211,177	1,890
	Haisco Pharmaceutical Group Co. Ltd. Class A	636,064	1,883
*	China Index Holdings Ltd. ADR	573,313	1,880
	Henan Shuanghui Investment & Development Co. Ltd. Class A (XSEC)	442,500	1,873
	Financial Street Holdings Co. Ltd. Class A (XSHE)	1,676,851	1,871
	Hongfa Technology Co. Ltd. Class A (XSHG)	520,834	1,869
	Northeast Securities Co. Ltd. Class A (XSHE)	1,604,558	1,868
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A (XSHE)	402,908	1,868
*	Chimin Health Management Co. Ltd. Class A	258,500	1,865
	Shandong Gold Mining Co. Ltd. Class A (XSHG)	410,200	1,864
*	Shanxi Zhangze Electric Power Co. Ltd. Class A	5,356,146	1,863
*	Shanghai DZH Ltd. Class A	1,774,900	1,862
	Jiangsu Changbao Steeltube Co. Ltd. Class A	2,189,654	1,862
	Hytera Communications Corp. Ltd. Class A (XSHE)	1,454,565	1,857
	Guorui Properties Ltd.	9,655,228	1,857
	Gigadevice Semiconductor Beijing Inc. Class A (XSHG)	85,260	1,857
	Hefei Meiya Optoelectronic Technology Inc. Class A (XSHE)	358,050	1,855
	China South Publishing & Media Group Co. Ltd. Class A (XSSC)	1,127,749	1,852
	Huadian Power International Corp. Ltd. Class A (XSSC)	3,700,991	1,850
	Shanghai Pret Composites Co. Ltd. Class A (XSHE)	995,366	1,848
	China Merchants Securities Co. Ltd. Class A (XSHG)	784,200	1,830
	Huaxi Securities Co. Ltd. Class A (XSHE)	1,351,200	1,828
	SooChow Securities Co. Ltd. Class A (XSSC)	1,416,030	1,827
	Hangzhou Iron & Steel Co. Class A	2,968,486	1,826
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	2,962,092	1,825
	Beijing Dabeinong Technology Group Co. Ltd. Class A (XSHE)	2,655,387	1,822
*	Jiangsu Changjiang Electronics Technology Co. Ltd. Class A (XSSC)	688,244	1,822
*	Shang Gong Group Co. Ltd. Class B	3,690,313	1,822
	Xiamen Xiangyu Co. Ltd. Class A	3,075,028	1,818
	Taiji Computer Corp. Ltd. Class A	397,801	1,816
	Shanghai Yimin Commerce Group Co. Ltd. Class A (XSSC)	3,750,104	1,811
	SDIC Power Holdings Co. Ltd. Class A (XSHG)	1,529,000	1,811
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A (XSHE)	1,012,526	1,806
	Hebei Chengde Lolo Co. Class A	1,597,320	1,800
*	Tsinghua Tongfang Co. Ltd. Class A (XSHG)	1,533,200	1,794
	IKD Co. Ltd. Class A	1,149,600	1,792

18

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Central China Land Media Co. Ltd. Class A	1,857,208	1,790
	China Avionics Systems Co. Ltd. Class A (XSSC)	895,620	1,787
	Xiamen Tungsten Co. Ltd. Class A (XSSC)	989,759	1,785
	Bluedon Information Security Technology Co. Ltd. Class A	2,104,556	1,785
	China XD Electric Co. Ltd. Class A (XSSC)	3,641,107	1,784
	Heilongjiang Agriculture Co. Ltd. Class A	1,312,371	1,782
	NSFOCUS Information Technology Co. Ltd. Class A	641,985	1,777
	China Minsheng Banking Corp. Ltd. Class A (XSHG)	2,033,760	1,776
	Shanghai M&G Stationery Inc. Class A (XSHG)	249,275	1,771
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A (XSHE)	381,001	1,771
	China World Trade Center Co. Ltd. Class A (XSSC)	724,135	1,771
	Han’s Laser Technology Industry Group Co. Ltd. Class A (XSHE)	327,400	1,764
	Hangzhou Weiguang Electronic Co. Ltd. Class A	366,700	1,764
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSSC)	768,700	1,763
	Changchun High & New Technology Industry Group Inc. Class A (XSEC)	27,275	1,762
	Bluestar Adisseo Co. Class A	1,218,341	1,753
	China Railway Hi-tech Industry Co. Ltd. Class A (XSHG)	1,220,600	1,749
	Asymchem Laboratories Tianjin Co. Ltd. Class A (XSHE)	96,376	1,749
	Jinduicheng Molybdenum Co. Ltd. Class A (XSSC)	1,718,940	1,747
	Contemporary Amperex Technology Co. Ltd. Class A (XSEC)	178,885	1,746
	Meihua Holdings Group Co. Ltd. Class A	2,937,500	1,744
	Huayuan Property Co. Ltd. Class A (XSSC)	5,225,205	1,743
*	Zhejiang Narada Power Source Co. Ltd. Class A	1,161,462	1,741
	Zhejiang Crystal-Optech Co. Ltd. Class A (XSHE)	819,994	1,741
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	3,570,505	1,739
	Shanghai Kinetic Medical Co. Ltd. Class A	830,843	1,737
*	Nanjing Tanker Corp. Class A	4,229,800	1,735
	Oceanwide Holdings Co. Ltd. Class A (XSHE)	2,790,994	1,735
	Unisplendour Corp. Ltd. Class A (XSEC)	414,876	1,730
	Wuchan Zhongda Group Co. Ltd. Class A (XSSC)	2,179,156	1,729
	ORG Technology Co. Ltd. Class A	2,818,507	1,726
	Chongqing Changan Automobile Co. Ltd. Class A (XSHE)	1,695,900	1,725
	Shanxi Securities Co. Ltd. Class A (XSHE)	1,558,546	1,724
	Jiangsu Guotai International Group Guomao Co. Ltd. Class A (XSEC)	2,275,771	1,723
	Zhejiang Chint Electrics Co. Ltd. Class A (XSSC)	531,488	1,722
	Anhui Gujing Distillery Co. Ltd. Class A	109,740	1,718
	Hangzhou Silan Microelectronics Co. Ltd. Class A (XSSC)	825,700	1,717
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A (XSSC)	1,516,185	1,715
	Zhongji Innolight Co. Ltd. Class A (XSHE)	275,337	1,714
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	2,127,419	1,712
	Sangfor Technologies Inc. Class A (XSHE)	97,182	1,711
*	CCOOP Group Co. Ltd. Class A	5,417,100	1,707
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSSC)	5,179,468	1,707
*	Dezhan Healthcare Co. Ltd. Class A	1,444,422	1,702
	Wuhan Department Store Group Co. Ltd. Class A	1,132,677	1,699
	Shenzhen Yinghe Technology Co. Ltd. Class A	438,507	1,696
*	Polaris Bay Group Co. Ltd. Class A	916,098	1,692
	Tangshan Jidong Cement Co. Ltd. Class A (XSHE)	851,877	1,689
	Zhejiang Chint Electrics Co. Ltd. Class A (XSHG)	520,558	1,686
	Sealand Securities Co. Ltd. Class A (XSHE)	2,444,050	1,686
	Guangzhou Grandbuy Co. Ltd. Class A	1,453,667	1,685
	Wangsu Science & Technology Co. Ltd. Class A (XSHE)	1,245,519	1,685
	Beijing New Building Materials plc Class A (XSHE)	623,500	1,682
	Hubei Biocause Pharmaceutical Co. Ltd. Class A (XSHE)	1,733,900	1,678
	Jiangsu Changqing Agrochemical Co. Ltd. Class A	1,459,809	1,674
	China Merchants Port Group Co. Ltd. Class A	687,400	1,674
*,§	CT Environmental Group Ltd.	38,490,600	1,670
	Fujian Longxi Bearing Group Co. Ltd. Class A	804,399	1,669
	Oppein Home Group Inc. Class A (XSHG)	106,355	1,667
*	Proya Cosmetics Co. Ltd. Class A	132,800	1,667
	BYD Co. Ltd. Class A (XSHE)	273,948	1,666
	Sungrow Power Supply Co. Ltd. Class A	1,199,854	1,666
	Zhejiang Huace Film & TV Co. Ltd. Class A	1,831,924	1,665
	XCMG Construction Machinery Co. Ltd. Class A (XSHE)	2,593,215	1,664

19

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSSC)	3,004,652	1,656
	Tande Co. Ltd. Class A	3,429,500	1,650
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	1,738,710	1,647
	China National Nuclear Power Co. Ltd. Class A (XSSC)	2,291,100	1,646
*	Easysight Supply Chain Management Co. Ltd. Class A (XSHG)	674,835	1,646
	Fujian Star-net Communication Co. Ltd. Class A (XSHE)	369,581	1,646
	Leyard Optoelectronic Co. Ltd. Class A (XSEC)	1,748,173	1,645
	Guangzhou Haige Communications Group Inc. Co. Class A (XSHE)	1,201,147	1,639
*	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSSC)	571,916	1,638
	Shanghai Environment Group Co. Ltd. Class A (XSHG)	1,038,807	1,637
	Jiangsu King’s Luck Brewery JSC Ltd. Class A (XSHG)	368,662	1,636
	Zhejiang Juhua Co. Ltd. Class A (XSSC)	1,648,862	1,635
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSHG)	452,300	1,635
	China Animal Husbandry Industry Co. Ltd. Class A (XSSC)	726,597	1,630
	Jiangling Motors Corp. Ltd. Class B	1,965,170	1,627
	Jason Furniture Hangzhou Co. Ltd. Class A (XSHG)	322,318	1,626
	YTO Express Group Co. Ltd. Class A (XSHG)	911,106	1,622
	Shanghai Highly Group Co. Ltd. Class A	1,408,500	1,620
	China National Chemical Engineering Co. Ltd. Class A (XSSC)	1,902,425	1,616
	Minmetals Capital Co. Ltd. Class A	1,506,360	1,615
*	Guosheng Financial Holding Inc. Class A (XSHE)	1,012,873	1,614
	Gemdale Corp. Class A (XSHG)	953,400	1,611
	Shanghai Chinafortune Co. Ltd. Class A (XSSC)	812,561	1,611
*	Ourpalm Co. Ltd. Class A	2,485,861	1,610
	Wuhu Token Science Co. Ltd. Class A (XSHE)	1,627,300	1,603
	People.cn Co. Ltd. Class A (XSSC)	556,581	1,600
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	4,733,900	1,598
	Harbin Boshi Automation Co. Ltd. Class A	1,111,132	1,595
	Zhongbai Holdings Group Co. Ltd. Class A	1,547,097	1,595
	Hundsun Technologies Inc. Class A (XSHG)	147,420	1,595
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A (XSHE)	123,480	1,593
*	Chinalin Securities Co. Ltd. Class A	831,127	1,591
	Huaan Securities Co. Ltd. Class A (XSHG)	1,778,632	1,591
*	Shenzhen Tat Fook Technology Co. Ltd. Class A	647,600	1,589
	Zhejiang Semir Garment Co. Ltd. Class A (XSHE)	1,005,620	1,589
*	Zhongji Innolight Co. Ltd. Class A (XSEC)	254,786	1,586
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,435,600	1,580
*	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	729,946	1,578
	Hubei Dinglong Co. Ltd. Class A	1,222,108	1,577
	Jiangsu Zhongtian Technology Co. Ltd. Class A (XSHG)	1,385,900	1,577
	MLS Co. Ltd. Class A (XSEC)	1,023,900	1,575
*	Guangdong LY Intelligent Manufacturing Co. Ltd. Class A (XSEC)	1,086,400	1,572
	Haohua Chemical Science & Technology Co. Ltd. Class A	685,670	1,569
*,§	China Fiber Optic Network System Group Ltd.	17,564,000	1,569
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	161,187	1,568
	FAWER Automotive Parts Co. Ltd. Class A	2,428,245	1,565
	Westone Information Industry Inc. Class A (XSHE)	429,179	1,558
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	1,105,683	1,557
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSHG)	7,999,740	1,556
	Citic Pacific Special Steel Group Co. Ltd. Class A	556,300	1,556
	Hangzhou Century Co. Ltd. Class A	799,700	1,554
	Fujian Sunner Development Co. Ltd. Class A (XSEC)	379,367	1,552
	Sichuan Languang Development Co. Ltd. Class A (XSHG)	1,707,860	1,552
	Greattown Holdings Ltd. Class A (XSHG)	1,641,600	1,551
	Zhefu Holding Group Co. Ltd. Class A	2,548,290	1,549
	Qingdao Port International Co. Ltd. Class A	1,543,300	1,547
	China Merchants Port Group Co. Ltd. Class B	1,303,036	1,544
*	Qingdao Rural Commercial Bank Corp. Class A	1,751,800	1,542
	Shenzhen Goodix Technology Co. Ltd. Class A (XSSC)	59,656	1,540
	Power Construction Corp. of China Ltd. Class A (XSHG)	2,430,302	1,540
	Anhui Anke Biotechnology Group Co. Ltd. Class A	682,070	1,537
*	Hunan Valin Steel Co. Ltd. Class A (XSHE)	2,658,600	1,533
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	1,294,950	1,529
	Shenzhen Capchem Technology Co. Ltd. Class A	415,900	1,529

20

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Guodian Changyuan Electric Power Co. Ltd. Class A	2,237,894	1,529
	Sansteel Minguang Co. Ltd. Fujian Class A (XSHE)	1,418,556	1,528
	Xinjiang Tianshan Cement Co. Ltd. Class A	1,061,720	1,527
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A (XSHE)	498,915	1,525
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSSC)	578,794	1,525
	Zhejiang Hailiang Co. Ltd. Class A (XSHE)	1,087,716	1,525
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	1,557,076	1,524
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	852,495	1,520
	Huagong Tech Co. Ltd. Class A (XSHE)	536,500	1,520
	Emei Shan Tourism Co. Ltd. Class A	1,722,471	1,519
	Weiqiao Textile Co.	5,764,033	1,519
	Yunnan Energy Investment Co. Ltd. Class A	1,415,955	1,518
	China Galaxy Securities Co. Ltd. Class A	995,320	1,515
	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A (XSEC)	1,676,979	1,514
	G-bits Network Technology Xiamen Co. Ltd. Class A (XSHG)	39,600	1,513
	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A (XSHG)	1,954,440	1,512
	360 Security Technology Inc. Class A (XSSC)	470,795	1,510
	Shanghai Shimao Co. Ltd. Class A (XSSC)	2,638,212	1,510
	B-Soft Co. Ltd. Class A	588,598	1,509
*	Shanxi Coal International Energy Group Co. Ltd. Class A	1,648,600	1,509
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	334,750	1,507
	Chongqing Department Store Co. Ltd. Class A	374,760	1,505
	Nanjing Gaoke Co. Ltd. Class A (XSSC)	1,141,108	1,502
	Wolong Electric Group Co. Ltd. Class A (XSSC)	1,287,033	1,502
	Jiangxi Wannianqing Cement Co. Ltd. Class A	1,125,024	1,501
	Shaan Xi Provincial Natural Gas Co. Ltd. Class A	1,388,989	1,499
	Guangdong Hongda Blasting Co. Ltd. Class A	759,658	1,499
	Luenmei Quantum Co. Ltd. Class A (XSHG)	934,180	1,497
*	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	1,840,931	1,493
	Tianjin Teda Co. Ltd. Class A	2,999,443	1,493
	Shanghai Datun Energy Resources Co. Ltd. Class A	1,156,850	1,492
*	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	2,387,639	1,492
	Laobaixing Pharmacy Chain JSC Class A (XSSC)	153,900	1,490
	Beijing Vantone Real Estate Co. Ltd. Class A	2,640,410	1,489
*	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSHG)	556,973	1,489
§	Shenzhen Tagen Group Co. Ltd. Class A	1,970,094	1,487
	Wangsu Science & Technology Co. Ltd. Class A (XSEC)	1,098,938	1,487
	Greattown Holdings Ltd. Class A (XSSC)	1,572,121	1,485
	Huafa Industrial Co. Ltd. Zhuhai Class A (XSSC)	1,437,226	1,485
*	Chongqing Iron & Steel Co. Ltd. Class A (XSSC)	5,869,436	1,484
	Jinzhou Port Co. Ltd. Class B	4,738,200	1,482
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A (XSHG)	234,200	1,482
	Shandong Sun Paper Industry JSC Ltd. Class A (XSHE)	1,277,100	1,479
	Sino GeoPhysical Co. Ltd. Class A	446,065	1,479
	Dalian Port PDA Co. Ltd. Class A	5,125,070	1,478
	SooChow Securities Co. Ltd. Class A (XSHG)	1,140,900	1,472
	JSTI Group Class A	1,246,257	1,470
	Dong-E-E-Jiao Co. Ltd. Class A (XSHE)	293,067	1,469
	Chongqing Sokon Industry Group Co. Ltd. Class A	817,728	1,469
	Yingkou Port Liability Co. Ltd. Class A	3,961,900	1,469
	Hangzhou First Applied Material Co. Ltd. Class A	255,437	1,465
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	3,009,500	1,465
	Ming Yang Smart Energy Group Ltd. Class A	828,600	1,464
	Kingfa Sci & Tech Co. Ltd. Class A (XSHG)	1,540,600	1,461
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	652,876	1,461
	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	1,034,344	1,459
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSSC)	658,163	1,458
	Dian Diagnostics Group Co. Ltd. Class A	480,737	1,456
	Zhejiang Huafeng Spandex Co. Ltd. Class A	1,999,101	1,448
*,^,2	Cogobuy Group	8,729,913	1,445
*	Beijing Kunlun Tech Co. Ltd. Class A (XSEC)	762,556	1,445
	Jiangsu Eastern Shenghong Co. Ltd. Class A (XSHE)	1,957,200	1,444

	Yixintang Pharmaceutical Group Co. Ltd. Class A	417,554	1,443
*	China Reform Health Management and Services Group Co. Ltd. Class A (XSHE)	668,292	1,442

21

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	1,282,709	1,442
	China National Medicines Corp. Ltd. Class A (XSSC)	404,852	1,442
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A (XSHE)	118,600	1,441
	Beijing Global Safety Technology Co. Ltd. Class A	250,939	1,441
	China National Accord Medicines Corp. Ltd. Class A	217,467	1,439
	AVIC Aircraft Co. Ltd. Class A (XSEC)	675,000	1,438
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	731,570	1,438
	Weihai Guangwei Composites Co. Ltd. Class A (XSHE)	248,048	1,435
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	1,249,063	1,434
	Moon Environment Technology Co. Ltd. Class A	1,411,584	1,432
*	Chengzhi Co. Ltd. Class A (XSEC)	724,400	1,431
*	China Aluminum International Engineering Corp. Ltd. Class A	1,830,300	1,430
*	Pharmaron Beijing Co. Ltd. Class A	179,900	1,430
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSSC)	686,014	1,425
	Xinxing Ductile Iron Pipes Co. Ltd. Class A (XSEC)	2,591,500	1,424
	Sinoma Science & Technology Co. Ltd. Class A (XSHE)	1,072,739	1,421
*	China Eastern Airlines Corp. Ltd. Class A (XSHG)	1,928,700	1,418
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (XSHE)	1,479,817	1,417
*	Shanying International Holding Co. Ltd. Class A (XSSC)	3,226,525	1,416
	Kangmei Pharmaceutical Co. Ltd. Class A (XSSC)	2,672,018	1,414
*	Pacific Securities Co. Ltd. China Class A (XSSC)	2,990,420	1,409
*	Shanghai Milkground Food Tech Co. Ltd. Class A	730,743	1,408
	Sanquan Food Co. Ltd. Class A	896,000	1,408
	Gosuncn Technology Group Co. Ltd. Class A	1,697,592	1,403
	Insigma Technology Co. Ltd. Class A	844,000	1,402
	China Oilfield Services Ltd. Class A	670,534	1,401
	Guizhou Guihang Automotive Components Co. Ltd. Class A	769,584	1,401
*	TCL Corp. Class A (XSEC)	2,993,700	1,399
	Dongfang Electric Corp. Ltd. Class A (XSSC)	1,111,591	1,395
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A (XSHG)	2,478,850	1,394
	HyUnion Holding Co. Ltd. Class A	1,013,582	1,391
	Fujian Funeng Co. Ltd. Class A (XSHG)	1,105,261	1,391
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (XSSC)	716,394	1,391
	Jiangsu Financial Leasing Co. Ltd. Class A (XSHG)	1,645,707	1,388
	Xinhua Winshare Publishing and Media Co. Ltd.	1,952,524	1,387
	Hesteel Co. Ltd. Class A (XSEC)	3,934,183	1,386
	Sieyuan Electric Co. Ltd. Class A	787,700	1,385
	Zhejiang Wanliyang Co. Ltd. Class A (XSHE)	1,126,200	1,384
	Shenzhen Kaifa Technology Co. Ltd. Class A (XSHE)	958,400	1,384
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A (XSHE)	1,411,966	1,383
	China Quanjude Group Co. Ltd. Class A	952,758	1,379
	Guanghui Energy Co. Ltd. Class A (XSSC)	2,951,612	1,379
	TangShan Port Group Co. Ltd. Class A (XSSC)	3,758,235	1,377
	Industrial & Commercial Bank of China Ltd. Class A (XSHG)	1,640,100	1,377
*	Top Energy Co. Ltd. Shanxi Class A (XSHG)	2,903,744	1,376
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A (XSEC)	295,640	1,374
	Guangzhou Shangpin Home Collection Co. Ltd. Class A (XSHE)	134,315	1,374
*	Huayi Brothers Media Corp. Class A	2,205,602	1,372
	Yifan Pharmaceutical Co. Ltd. Class A (XSHE)	740,302	1,371
	Guangdong Provincial Expressway Development Co. Ltd. Class A	1,224,506	1,371
	Newland Digital Technology Co. Ltd. Class A (XSHE)	618,095	1,365
*	Yantai Eddie Precision Machinery Co. Ltd. Class A	349,359	1,364
	HLA Corp. Ltd. Class A (XSHG)	1,249,331	1,363
	Wangfujing Group Co. Ltd. Class A (XSSC)	736,842	1,363
	Guangxi Liugong Machinery Co. Ltd. Class A	1,530,461	1,360
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	849,296	1,358
	GEM Co. Ltd. Class A (XSHE)	2,179,354	1,358
	Luoniushan Co. Ltd. Class A	1,057,707	1,357
	Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A (XSHE)	1,685,573	1,357
	Toly Bread Co. Ltd. Class A	215,292	1,355
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	1,679,432	1,354
*	Shandong Minhe Animal Husbandry Co. Ltd. Class A	254,283	1,353

	Bestsun Energy Co. Ltd. Class A	1,349,376	1,349
*	Sichuan Hebang Biotechnology Co. Ltd. Class A (XSSC)	6,242,363	1,348

22

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Hakim Unique Internet Co. Ltd. Class A	949,498	1,348
	Guangdong Goworld Co. Ltd. Class A	943,044	1,340
	Fujian Zhangzhou Development Co. Ltd. Class A	3,250,833	1,339
	Shanghai Construction Group Co. Ltd. Class A (XSSC)	2,758,182	1,336
	Unigroup Guoxin Microelectronics Co. Ltd. Class A (XSEC)	184,788	1,336
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A (XSEC)	400,800	1,336
*	Shenzhen Suntak Circuit Technology Co. Ltd. Class A (XSEC)	558,900	1,336
	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	831,119	1,335
*	Bank of Xi’an Co. Ltd. Class A	1,374,700	1,335
*	Guangdong Golden Dragon Development Inc. Class A	722,300	1,334
	Anhui Jinhe Industrial Co. Ltd. Class A	513,300	1,333
	Greenland Holdings Corp. Ltd. Class A (XSSC)	1,376,200	1,332
	Tianjin Guangyu Development Co. Ltd. Class A (XSHE)	1,360,000	1,332
	Chinese Universe Publishing and Media Group Co. Ltd. Class A (XSHG)	788,436	1,331
	Shandong Chenming Paper Holdings Ltd.	3,195,782	1,331
	Inzone Group Co. Ltd. Class A (XSHG)	1,987,631	1,330
	Fiyta Holdings Ltd. Class A	1,190,485	1,329
	Hesteel Co. Ltd. Class A (XSHE)	3,757,200	1,323
*	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	762,003	1,323
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A (XSHE)	926,931	1,322
*	Mango Excellent Media Co. Ltd. Class A (XSEC)	343,199	1,316
	Caitong Securities Co. Ltd. Class A (XSHG)	929,500	1,313
	Rizhao Port Co. Ltd. Class A (XSHG)	3,208,600	1,312
	Tengda Construction Group Co. Ltd. Class A	3,400,299	1,311
	Shanghai Electric Group Co. Ltd. Class A (XSSC)	1,890,467	1,310
	Foshan Gas Group Co. Ltd. Class A	549,100	1,310
	Xishui Strong Year Co. Ltd. Inner Mongolia Class A	1,097,404	1,307
	Shanghai Putailai New Energy Technology Co. Ltd. Class A (XSHG)	170,961	1,307
*	Montnets Rongxin Technology Group Co. Ltd. Class A (XSHE)	437,000	1,305
	Huizhou Speed Wireless Technology Co. Ltd. Class A	443,300	1,303
	Bank of Qingdao Co. Ltd. Class A	1,551,800	1,303
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A (XSEC)	298,682	1,300
	Rainbow Department Store Co. Ltd. Class A	903,099	1,299
	Xiamen International Airport Co. Ltd. Class A (XSSC)	440,255	1,297
	Sinocare Inc.	646,600	1,296
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	2,126,424	1,292
*	Tianjin Realty Development Group Co. Ltd. Class A	2,925,000	1,292
	Zhengzhou Yutong Bus Co. Ltd. Class A (XSHG)	635,800	1,291
	Sunflower Pharmaceutical Group Co. Ltd. Class A	604,108	1,290
	Nanjing Hanrui Cobalt Co. Ltd. Class A (XSHE)	162,400	1,290
	Wuxi Huadong Heavy Machinery Co. Ltd. Class A	1,487,358	1,288
	Hangzhou Advance Gearbox Group Co. Ltd. Class A	942,109	1,287
	China Gezhouba Group Co. Ltd. Class A (XSSC)	1,580,575	1,287
	China Animal Husbandry Industry Co. Ltd. Class A (XSHG)	571,928	1,283
	Holitech Technology Co. Ltd. Class A (XSHE)	1,706,396	1,281
	Wuchan Zhongda Group Co. Ltd. Class A (XSHG)	1,612,815	1,280
*	Gree Real Estate Co. Ltd. Class A (XSSC)	1,778,300	1,280
	Changhong Meiling Co. Ltd. Class A	2,685,828	1,278
*	Beijing Teamsun Technology Co. Ltd. Class A (XSSC)	788,986	1,278
	Huangshan Tourism Development Co. Ltd. Class A	1,000,088	1,276
	Xiamen Kingdomway Group Co. Class A	462,900	1,269
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSHG)	505,566	1,268
	Guangdong Tapai Group Co. Ltd. Class A	931,036	1,268
*	OFILM Group Co. Ltd. Class A (XSEC)	799,000	1,267
*	Chongqing Iron & Steel Co. Ltd. Class A (XSHG)	5,006,188	1,266
	Beijing VRV Software Corp. Ltd. Class A	1,292,200	1,265
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	582,347	1,262
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	274,369	1,259
	Tibet Tianlu Co. Ltd. Class A	1,313,049	1,259
*	CITIC Guoan Information Industry Co. Ltd. Class A (XSHE)	2,563,300	1,258
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSHG)	548,200	1,257
	Shanghai AJ Group Co. Ltd. Class A (XSHG)	966,398	1,256
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSHG)	262,000	1,256
	Shenzhen Fuanna Bedding and Furnishing Co. Ltd. Class A	1,309,240	1,254

23

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	1,513,140	1,253
*	China Minmetals Rare Earth Co. Ltd. Class A	793,500	1,252
	Huafu Fashion Co. Ltd. Class A	1,360,510	1,251
^,2	Everbright Securities Co. Ltd.	1,764,513	1,251
*	Shanghai Shunho New Materials Technology Co. Ltd. Class A	1,239,900	1,250
*	Youzu Interactive Co. Ltd. Class A	608,916	1,247
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	865,200	1,246
	Huapont Life Sciences Co. Ltd. Class A (XSEC)	1,804,001	1,243
	Jiangsu Yangnong Chemical Co. Ltd. Class A (XSSC)	166,900	1,240
	Genimous Technology Co. Ltd. Class A (XSEC)	787,000	1,235
	Glodon Co. Ltd. Class A (XSEC)	272,500	1,235
	Shenghe Resources Holding Co. Ltd. Class A (XSHG)	1,051,830	1,234
	Shandong New Beiyang Information Technology Co. Ltd. Class A	721,300	1,233
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A (XSSC)	2,950,603	1,232
	Western Securities Co. Ltd. Class A (XSEC)	980,368	1,232
*	Beijing Lanxum Technology Co. Ltd. Class A	866,539	1,230
*	Shenzhen Sinovatio Technology Co. Ltd. Class A	84,260	1,230
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSHG)	541,421	1,229
*	PharmaBlock Sciences Nanjing Inc. Class A	117,242	1,228
	Sailun Group Co. Ltd. (XSSC)	2,021,815	1,228
	Poly Culture Group Corp. Ltd.	1,642,747	1,225
	Bright Real Estate Group Co. Ltd. Class A (XSSC)	2,494,774	1,225
	Maoye Commericial Co. Ltd. Class A (XSSC)	1,777,987	1,225
	TBEA Co. Ltd. Class A (XSHG)	1,336,069	1,218
	Shanghai Tunnel Engineering Co. Ltd. Class A (XSSC)	1,467,480	1,213
	Xinyangfeng Agricultural Technology Co. Ltd. Class A	1,008,156	1,210
	Zhongyuan Environment-Protection Co. Ltd. Class A	1,373,668	1,207
*	Yunnan Copper Co. Ltd. Class A (XSEC)	810,500	1,207
	Zhejiang Weiming Environment Protection Co. Ltd. Class A (XSHG)	391,230	1,203
	Tahoe Group Co. Ltd. Class A (XSHE)	1,471,400	1,203
	Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSSC)	576,952	1,200
	Maanshan Iron & Steel Co. Ltd. Class A (XSSC)	3,165,372	1,195
	Saurer Intelligent Technology Co. Ltd. Class A (XSSC)	1,270,500	1,195
	Xi’An Shaangu Power Co. Ltd. Class A (XSSC)	1,340,926	1,194
	Shanghai Industrial Development Co. Ltd. Class A (XSSC)	1,323,492	1,193
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A (XSEC)	1,031,737	1,193
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	708,842	1,191
*	Beijing Jetsen Technology Co. Ltd. Class A (XSEC)	2,171,023	1,189
	Guoxuan High-Tech Co. Ltd. (XSHE)	684,269	1,189
	Avic Aviation High-Technology Co. Ltd. Class A (XSHG)	898,548	1,188
	Blue Sail Medical Co. Ltd. Class A (XSHE)	625,000	1,188
	Guilin Tourism Co. Ltd. Class A	1,623,123	1,187
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	1,475,460	1,187
*	Zhuzhou Hongda Electronics Corp. Ltd. Class A	332,126	1,186
*	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSSC)	443,534	1,185
	Changchun Faway Automobile Components Co. Ltd. Class A (XSSC)	744,684	1,185
	BTG Hotels Group Co. Ltd. Class A (XSHG)	499,726	1,185
	Xinyu Iron & Steel Co. Ltd. Class A	1,870,600	1,184
*	Beijing Tongtech Co. Ltd. Class A	249,200	1,183
	Guangzhou Pearl River Piano Group Co. Ltd. Class A	998,531	1,183
*	Baiyin Nonferrous Group Co. Ltd. Class A	2,354,000	1,182
	Anhui Kouzi Distillery Co. Ltd. Class A (XSSC)	170,227	1,181
	Vatti Corp. Ltd. Class A	768,748	1,181
	Shenzhen SDG Information Co. Ltd. Class A	784,994	1,181
	Shandong Hi-speed Co. Ltd. Class A (XSSC)	1,735,154	1,180
	People.cn Co. Ltd. Class A (XSHG)	410,313	1,180
	Guangshen Railway Co. Ltd. Class A (XSSC)	2,686,634	1,179
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,782,000	1,179
	Hengli Petrochemical Co. Ltd. Class A (XSSC)	514,900	1,178
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	375,860	1,178
*	Beijing Bohui Innovation Biotechnology Co. Ltd. Class A	2,008,369	1,177
	Cinda Real Estate Co. Ltd. Class A (XSSC)	2,163,113	1,176
	Luyang Energy-Saving Materials Co. Ltd.	815,725	1,174

*	Victory Giant Technology Huizhou Co. Ltd. Class A	549,200	1,174

24

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
*	Jiangsu Guoxin Corp. Ltd. Class A	1,130,100	1,173
*	DaShenLin Pharmaceutical Group Co. Ltd. Class A	149,422	1,172
*	Glorious Property Holdings Ltd.	29,190,401	1,172
	Shanghai Belling Co. Ltd. Class A (XSSC)	538,244	1,171
	Lier Chemical Co. Ltd. Class A	707,644	1,170
	Anhui Sun-Create Electronics Co. Ltd. Class A	180,400	1,170
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	976,207	1,168
	Beijing SuperMap Software Co. Ltd. Class A	443,300	1,165
	ADAMA Ltd. Class A	915,100	1,164
	Shanghai SMI Holding Co. Ltd. Class A (XSHG)	1,434,645	1,163
	Sinochem International Corp. Class A (XSSC)	1,629,606	1,162
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A (XSHE)	1,241,400	1,161
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	579,377	1,161
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	489,180	1,160
*	Northeast Pharmaceutical Group Co. Ltd. Class A	1,130,927	1,158
	East Group Co. Ltd. Class A	1,908,600	1,158
	Guangdong Taiantang Pharmaceutical Co. Ltd. Class A	1,691,178	1,157
	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSHG)	2,095,862	1,155
*	Shangying Global Co. Ltd. Class A	412,700	1,153
	Fang Holdings Ltd. ADR	573,313	1,152
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A (XSHE)	852,417	1,152
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	758,400	1,152
*	Hunan Dakang International Food & Agriculture Co. Ltd. Class A	4,554,460	1,151
	Suning Universal Co. Ltd. Class A (XSHE)	2,183,210	1,150
	Hangzhou Hangyang Co. Ltd. Class A	697,450	1,149
	LianChuang Electronic Technology Co. Ltd. Class A	575,124	1,148
	Shanxi Coking Co. Ltd. Class A	1,145,600	1,148
*	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSSC)	1,415,906	1,148
	China Gezhouba Group Co. Ltd. Class A (XSHG)	1,409,100	1,147
	Beijing Easpring Material Technology Co. Ltd. Class A	356,400	1,145
	CECEP Solar Energy Co. Ltd. Class A	2,436,430	1,145
	YGSOFT Inc. Class A	764,561	1,142
	Zhejiang Longsheng Group Co. Ltd. Class A (XSHG)	581,200	1,141
	BeijingHualian Hypermarket Co. Ltd. Class A	2,177,445	1,141
	Jiangsu Expressway Co. Ltd. Class A (XSSC)	766,800	1,138
*	Shenzhen SC New Energy Technology Corp. Class A (XSHE)	239,070	1,137
	Beibuwan Port Co. Ltd. Class A	931,400	1,135
*	Shanghai Zhixin Electric Co. Ltd. Class A (XSSC)	1,131,046	1,134
	Zhejiang Satellite Petrochemical Co. Ltd. Class A (XSHE)	601,905	1,134
	CSG Smart Science&Technology Co. Ltd. Class A	756,395	1,128
*	Fu Jian Anjoy Foods Co. Ltd. Class A	140,798	1,128
	Everbright Jiabao Co. Ltd. Class A	1,955,708	1,127
*	YanTai Shuangta Food Co. Ltd. Class A	1,051,000	1,125
	Guangdong Vanward New Electric Co. Ltd. Class A	841,940	1,124
	Jinke Properties Group Co. Ltd. Class A (XSEC)	1,140,988	1,123
	Shenzhen Kinwong Electronic Co. Ltd. Class A (XSHG)	183,417	1,123
*	COSCO SHIPPING Holdings Co. Ltd. Class A	1,715,291	1,122
	Baoji Titanium Industry Co. Ltd. Class A	352,300	1,121
	Jiangsu Chengxing Phosph-Chemicals Co. Ltd. Class A	1,678,333	1,121
	Beijing Gehua CATV Network Co. Ltd. Class A (XSHG)	880,900	1,120
	China Shenhua Energy Co. Ltd. Class A (XSHG)	427,130	1,118
	Maccura Biotechnology Co. Ltd. Class A	299,830	1,117
	China Merchants Land Ltd.	7,883,888	1,114
	Bank of Chengdu Co. Ltd. Class A (XSHG)	930,600	1,114
	Metro Land Corp. Ltd. Class A	2,013,684	1,112
	Huizhou Desay Sv Automotive Co. Ltd. Class A (XSHE)	312,900	1,112
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSHG)	613,542	1,110
	Shanxi Lu’an Environmental Energy Development Co. Ltd. Class A (XSSC)	1,114,602	1,109
	WUS Printed Circuit Kunshan Co. Ltd. Class A (XSEC)	360,500	1,109
*	Yunnan Coal & Energy Co. Ltd. Class A	2,410,493	1,108
	Phoenix Media Investment Holdings Ltd.	14,527,907	1,108
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A (XSHE)	890,400	1,106
	Guangdong Shirongzhaoye Co. Ltd. Class A (XSHE)	916,961	1,106
	Financial Street Holdings Co. Ltd. Class A (XSEC)	990,960	1,106

25

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	5I5J Holding Group Co. Ltd. Class A (XSHE)	1,773,003	1,106
*,§	Mingfa Group International Co. Ltd.	4,576,880	1,104
*	Huaihe Energy Group Co. Ltd. Class A	2,913,300	1,104
	Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSHG)	1,466,300	1,104
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	961,687	1,103
	Spring Airlines Co. Ltd. Class A (XSHG)	179,600	1,102
*	Hangzhou Shunwang Technology Co. Ltd. Class A (XSEC)	416,035	1,102
	Hunan Mendale Hometextile Co. Ltd. Class A	1,520,254	1,101
	Jiangxi Copper Co. Ltd. Class A	548,544	1,101
	Jiangsu Yoke Technology Co. Ltd. Class A	419,500	1,101
	Beijing North Star Co. Ltd. Class A (XSSC)	2,397,815	1,100
	Luolai Lifestyle Technology Co. Ltd. Class A (XSHE)	856,783	1,100
	Chengtun Mining Group Co. Ltd. Class A (XSSC)	1,600,162	1,099
	Jiangsu Zhongtian Technology Co. Ltd. Class A (XSSC)	965,100	1,098
	Zijin Mining Group Co. Ltd. Class A (XSHG)	2,277,600	1,097
	Shanghai Jahwa United Co. Ltd. Class A (XSHG)	232,700	1,095
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A (XSHE)	1,801,683	1,095
	Shede Spirits Co. Ltd. Class A	254,113	1,094
	TBEA Co. Ltd. Class A (XSSC)	1,196,958	1,091
*	CQ Pharmaceutical Holding Co. Ltd. Class A	1,366,500	1,091
	Qingdao Hanhe Cable Co. Ltd. Class A (XSHE)	2,629,604	1,090
	Shenzhen Sunline Tech Co. Ltd. Class A	448,968	1,089
	Eastern Communications Co. Ltd. Class A (XSHG)	392,200	1,089
	Genimous Technology Co. Ltd. Class A (XSHE)	691,035	1,085
*	Juewei Food Co. Ltd. Class A	168,760	1,084
*	Berry Genomics Co. Ltd. Class A (XSHE)	247,298	1,084
	Anhui Korrun Co. Ltd. Class A	251,860	1,084
	Zhejiang Jinke Culture Industry Co. Ltd. Class A	2,493,445	1,083
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A (XSSC)	540,729	1,082
	Changchunjingkai Group Co. Ltd. Class A	1,151,871	1,081
	Tianjin Port Development Holdings Ltd.	11,791,162	1,081
	Ningbo Shanshan Co. Ltd. Class A (XSSC)	751,323	1,078
	Zhejiang Meida Industrial Co. Ltd. Class A	572,800	1,075
*	Shenzhen Megmeet Electrical Co. Ltd. Class A	386,775	1,074
	Beijing Tongrentang Co. Ltd. Class A (XSHG)	274,800	1,073
	Guangshen Railway Co. Ltd. Class A (XSHG)	2,437,700	1,070
*	Fujian Aonong Biological Technology Group Inc. Ltd. Class A	362,500	1,069
	NAURA Technology Group Co. Ltd. Class A (XSEC)	106,400	1,068
	Westone Information Industry Inc. Class A (XSEC)	293,894	1,067
	Liaoning Hongyang Energy Resource Invest Co. Ltd. Class A	1,758,241	1,067
	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class A	231,660	1,065
	Hongrun Construction Group Co. Ltd. Class A	2,146,046	1,065
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	563,464	1,064
	Changsha Jingjia Microelectronics Co. Ltd. Class A (XSHE)	136,638	1,064
*	Zhejiang Dingli Machinery Co. Ltd. Class A (XSSC)	121,929	1,063
	Shenzhen Huaqiang Industry Co. Ltd. Class A (XSHE)	540,270	1,063
*	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	1,174,200	1,062
	Shanxi Lu’an Environmental Energy Development Co. Ltd. Class A (XSHG)	1,066,800	1,062
	Shanxi Guoxin Energy Corp. Ltd. Class A (XSSC)	1,479,242	1,061
	HC SemiTek Corp. Class A	1,558,750	1,060
*,§	Tech Pro Technology Development Ltd.	122,060,000	1,059
	Fujian Apex Software Co. Ltd. Class A	107,000	1,059
*	Pacific Securities Co. Ltd. China Class A (XSHG)	2,246,635	1,059
	China TransInfo Technology Co. Ltd. Class A (XSHE)	425,300	1,056
	Sailun Group Co. Ltd. (XSHG)	1,737,560	1,056
*	Create Technology & Science Co. Ltd. Class A	1,136,256	1,054
	Shanghai Construction Group Co. Ltd. Class A (XSHG)	2,169,991	1,051
	Shenzhen Gas Corp. Ltd. Class A (XSHG)	939,116	1,051
	Changjiang Securities Co. Ltd. Class A (XSEC)	1,087,786	1,051
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A (XSHG)	807,800	1,051
	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A	208,976	1,050
	Jihua Group Corp. Ltd. Class A (XSHG)	2,261,000	1,050
	Sunsea AIoT Technology Co. Ltd. Class A	407,845	1,047

*	Wuhu Conch Profiles and Science Co. Ltd. Class A	1,315,613	1,044

26

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Realcan Pharmaceutical Group Co. Ltd. Class A (XSHE)	1,015,910	1,043
	Everbright Securities Co. Ltd. Class A (XSHG)	640,900	1,042
	Sonoscape Medical Corp. Class A	346,467	1,042
	Yunnan Wenshan Electric Power Co. Ltd. Class A	1,008,527	1,042
*	Addsino Co. Ltd. Class A (XSHE)	748,000	1,042
*	Hengdian Entertainment Co. Ltd. Class A	526,122	1,042
*	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A (XSEC)	85,684	1,041
*	Qianhe Condiment and Food Co. Ltd. Class A	325,400	1,041
	Dong-E-E-Jiao Co. Ltd. Class A (XSEC)	207,500	1,040
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A (XSSC)	1,849,689	1,040
	Tus Environmental Science And Technology Development Co. Ltd. Class A (XSHE)	845,482	1,040
	TongFu Microelectronics Co. Ltd. Class A (XSHE)	644,588	1,039
	Beijing Capital Co. Ltd. Class A (XSSC)	2,205,443	1,039
	Beijing Dalong Weiye Real Estate Development Co. Ltd. Class A	2,920,409	1,037
*	Client Service International Inc. Class A	268,945	1,036
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	204,100	1,035
	Ningbo Sanxing Medical Electric Co. Ltd. Class A (XSSC)	1,089,936	1,035
	Shenzhen Overseas Chinese Town Co. Ltd. Class A (XSEC)	1,035,300	1,035
	Zheshang Securities Co. Ltd. Class A (XSHG)	832,600	1,034
	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	715,608	1,030
	China TransInfo Technology Co. Ltd. Class A (XSEC)	414,500	1,030
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A (XSEC)	312,660	1,028
	Global Top E-Commerce Co. Ltd. Class A (XSHE)	929,940	1,027
	Shinva Medical Instrument Co. Ltd. Class A (XSSC)	493,041	1,027
	Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSHG)	319,099	1,025
*	Yang Guang Co. Ltd. Class A	1,520,002	1,023
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A (XSHG)	1,437,500	1,023
	Xinhuanet Co. Ltd. Class A (XSHG)	379,200	1,022
*	Yunnan Tin Co. Ltd. Class A (XSEC)	726,899	1,022
	China Baoan Group Co. Ltd. Class A (XSHE)	1,577,616	1,021
	Fujian Longking Co. Ltd. Class A (XSSC)	718,680	1,021
	Beijing BDStar Navigation Co. Ltd. Class A (XSHE)	339,651	1,019
	JiuGui Liquor Co. Ltd. Class A (XSHE)	217,000	1,018
	Guangzhou Guangri Stock Co. Ltd. Class A (XSHG)	961,200	1,017
	Guizhou Gas Group Corp. Ltd. Class A (XSHG)	434,972	1,017
	Zhuzhou Kibing Group Co. Ltd. Class A (XSSC)	1,810,914	1,015
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,778,766	1,015
*	Electric Connector Technology Co. Ltd. Class A	210,770	1,014
*	Tsinghua Tongfang Co. Ltd. Class A (XSSC)	863,708	1,011
*	Guosheng Financial Holding Inc. Class A (XSEC)	634,019	1,010
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	250,045	1,010
	Markor International Home Furnishings Co. Ltd. Class A	1,715,635	1,009
	Besttone Holdings Co. Ltd. Class A (XSHG)	457,300	1,008
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	930,674	1,007
	China Zhenhua Group Science & Technology Co. Ltd. Class A (XSHE)	432,542	1,007
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	831,538	1,006
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	3,088,732	1,004
	CMST Development Co. Ltd. Class A (XSSC)	1,344,231	1,004
	Guizhou Space Appliance Co. Ltd. Class A	279,450	1,004
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSSC)	294,047	1,003
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSHG)	482,342	1,002
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSHG)	2,555,201	1,002
	Square Technology Group Co. Ltd. Class A	514,064	1,002
	Shanghai Weaver Network Co. Ltd. Class A (XSHG)	110,069	1,001
*	Shenzhen Anche Technologies Co. Ltd. Class A	150,000	997
	Tian Di Science & Technology Co. Ltd. Class A (XSSC)	2,118,939	996
	Offshore Oil Engineering Co. Ltd. Class A (XSHG)	1,162,500	995
	Guanghui Energy Co. Ltd. Class A (XSHG)	2,129,303	995
	Beijing Electronic Zone Investment and Development Co. Ltd. Class A	1,692,069	994
	Baoxiniao Holding Co. Ltd. Class A	2,412,700	994
	China Wuyi Co. Ltd. Class A	2,004,911	993
*	Tangrenshen Group Co. Ltd. Class A	666,950	991
	Transfar Zhilian Co. Ltd. Class A (XSHE)	927,422	991
*	Shandong Xinchao Energy Corp. Ltd. Class A (XSHG)	3,400,300	990

27

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
*	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	1,330,800	988
	Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd. Class A	2,791,386	987
	Tianjin Lisheng Pharmaceutical Co. Ltd. Class A	270,403	987
	Bros Eastern Co. Ltd. Class A (XSSC)	1,661,679	987
	Chongqing Taiji Industry Group Co. Ltd. Class A	554,600	986
	Shanghai Tianchen Co. Ltd. Class A	1,088,338	985
	Henan Mingtai Al Industrial Co. Ltd. Class A	616,254	984
	Chongqing Zaisheng Technology Corp. Ltd. Class A	1,053,640	984
	Jiangsu Sunshine Co. Ltd. Class A	3,160,555	984
*	Shandong Humon Smelting Co. Ltd. Class A (XSHE)	550,100	983
*	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	2,623,124	983
*	Shenzhen Das Intellitech Co. Ltd. Class A	1,832,196	983
*	China Minsheng Financial Holding Corp. Ltd.	67,142,427	983
	Thunder Software Technology Co. Ltd. Class A (XSHE)	177,727	982
	Beijing Tiantan Biological Products Corp. Ltd. Class A (XSHG)	257,759	981
	Shenzhen Desay Battery Technology Co. Class A	184,400	981
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSHG)	982,257	980
*	Ningxia Western Venture Industrial Co. Ltd. Class A	2,071,451	979
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,059,900	978
*	Kingenta Ecological Engineering Group Co. Ltd. Class A (XSHE)	2,362,788	976
	Yantai Tayho Advanced Materials Co. Ltd. Class A (XSHE)	668,261	975
	Xinjiang Tianfu Energy Co. Ltd. Class A (XSSC)	1,877,888	975
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	1,444,129	974
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (XSHG)	3,705,800	974
*	Smartac Group China Holdings Ltd.	37,680,000	973
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSSC)	1,527,966	972
*	Bank of Zhengzhou Co. Ltd. Class A (XSEC)	1,465,329	972
	Shaanxi Yanchang Petroleum Chemical Engineering Co. Ltd. Class A	1,639,667	972
	Avic Capital Co. Ltd. Class A (XSHG)	1,493,800	969
	Beijing Urban-Rural Commercial Group Co. Ltd. Class A	740,548	968
*	Eoptolink Technology Inc. Ltd. Class A	177,423	968
*	Riyue Heavy Industry Co. Ltd. Class A	359,400	967
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	1,052,692	966
*	Jiangsu Financial Leasing Co. Ltd. Class A (XSSC)	1,143,745	965
	Navtech Inc. Class A	484,110	963
	Shenzhen Guangju Energy Co. Ltd. Class A	684,388	961
	Hubei Kaile Science & Technology Co. Ltd. Class A (XSSC)	489,492	961
	Yuan Longping High-tech Agriculture Co. Ltd. Class A (XSHE)	547,439	958
*	Datang Telecom Technology Co. Ltd. Class A	758,400	958
	Huangshan Novel Co. Ltd. Class A	876,216	957
	Yintai Gold Co. Ltd. Class A (XSEC)	530,400	957
	Thinkingdom Media Group Ltd. Class A	113,436	955
*	Hunan Jingfeng Pharmaceutical Co. Ltd. Class A	1,759,953	955
*	Beijing Shougang Co. Ltd. Class A (XSHE)	1,993,600	954
	China National Software & Service Co. Ltd. Class A (XSHG)	97,500	953
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	489,657	952
	Sichuan Meifeng Chemical IND Class A	1,301,751	952
	Beijing Lier High-temperature Materials Co. Ltd. Class A	1,731,571	952
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	773,948	951
*	Zangge Holding Co. Ltd. Class A	774,300	951
*	Wuhan P&S Information Technology Co. Ltd. Class A	1,031,500	951
	Beijing SL Pharmaceutical Co. Ltd. Class A (XSHE)	518,850	951
	Wanxiang Qianchao Co. Ltd. Class A (XSHE)	1,320,379	949
	Tongwei Co. Ltd. Class A (XSHG)	526,200	949
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	189,900	948
	China Publishing & Media Co. Ltd. Class A	1,075,300	947
*	Sichuan Shuangma Cement Co. Ltd. Class A (XSHE)	484,900	946
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSSC)	727,579	946
	Changjiang Publishing & Media Co. Ltd. Class A	1,105,865	945
	Guangzhou Port Co. Ltd. Class A	1,745,300	942
	Shanghai Baosteel Packaging Co. Ltd. Class A	1,258,200	941
	Zhejiang Runtu Co. Ltd. Class A (XSHE)	577,651	940
	China Railway Hi-tech Industry Co. Ltd. Class A (XSSC)	655,983	940
	Founder Technology Group Corp. Class A (XSSC)	2,014,872	939

28

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (XSHE)	999,275	938
*	Shenzhen MTC Co. Ltd. Class A (XSHE)	2,237,255	938
	Fujian Expressway Development Co. Ltd. Class A (XSHG)	2,156,400	937
	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A (XSHE)	681,807	934
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSSC)	1,934,925	931
	Suzhou Anjie Technology Co. Ltd. Class A (XSHE)	462,649	930
	China Southern Airlines Co. Ltd. Class A (XSSC)	983,183	930
	Black Peony Group Co. Ltd. Class A (XSSC)	983,187	929
	Ecovacs Robotics Co. Ltd. Class A (XSHG)	327,585	929
	Huagong Tech Co. Ltd. Class A (XSEC)	327,600	928
*	Neusoft Corp. Class A (XSSC)	593,614	927
	263 Network Communications Co. Ltd. Class A	1,156,660	927
	Beijing SL Pharmaceutical Co. Ltd. Class A (XSEC)	505,196	926
	Shenzhen Jinjia Group Co. Ltd. Class A (XSEC)	603,736	926
	Nanjing Pharmaceutical Co. Ltd. Class A	1,494,262	925
	Shenzhen Neptunus Bioengineering Co. Ltd. Class A (XSHE)	1,950,950	924
*	Shenyang Jinbei Automotive Co. Ltd. Class A	1,672,301	924
	Tianjin Port Co. Ltd. Class A (XSHG)	1,054,075	922
	Ningbo Boway Alloy Material Co. Ltd. Class A	623,270	922
*	China Bester Group Telecom Co. Ltd. Class A	262,845	922
*	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	230,294	921
	Tunghsu Optoelectronic Technology Co. Ltd. Class A (XSEC)	1,360,200	920
	Visual China Group Co. Ltd. Class A (XSHE)	323,812	920
	China Coal Energy Co. Ltd. Class A (XSSC)	1,384,294	920
	Inner Mongolia Lantai Industrial Co. Ltd. Class A	802,400	919
2	Beijing Urban Construction Design & Development Group Co. Ltd.	3,193,580	919
	Chongqing Changan Automobile Co. Ltd. Class A (XSEC)	902,500	918
	Zhongjin Gold Corp. Ltd. Class A (XSHG)	781,160	918
	Valiant Co. Ltd. Class A (XSHE)	510,250	917
	Shenzhen Jinjia Group Co. Ltd. Class A (XSHE)	597,600	916
	Puyang Refractories Group Co. Ltd. Class A	1,516,881	915
*	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSSC)	2,323,427	914
	Kunming Yunnei Power Co. Ltd. Class A	2,646,054	913
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	1,597,548	912
	ENC Data Technology Co. Ltd. Class A	482,090	909
*	Inner Mongolia Xingye Mining Co. Ltd. Class A (XSHE)	1,276,772	909
	Shanghai Jahwa United Co. Ltd. Class A (XSSC)	193,125	909
	Sichuan Changhong Electric Co. Ltd. Class A (XSHG)	2,438,900	908
	CITIC Heavy Industries Co. Ltd. Class A (XSHG)	1,770,752	908
2	Cosmo Lady China Holdings Co. Ltd.	6,151,105	907
	Inspur Software Co. Ltd. Class A (XSSC)	312,726	905
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	347,700	905
*	Addsino Co. Ltd. Class A (XSEC)	649,300	904
	Hubei Fuxing Science And Technology Co. Ltd. Class A	987,200	904
	Beijing Orient National Communication Science & Technology Co. Ltd. Class A (XSHE)	511,595	904
	Hengtong Optic-electric Co. Ltd. Class A (XSHG)	433,160	904
	Shanghai Electric Power Co. Ltd. Class A (XSSC)	844,723	902
	Long Yuan Construction Group Co. Ltd. Class A (XSSC)	807,324	902
	Yibin Tianyuan Group Co. Ltd. Class A	1,120,929	902
	Shandong Xiantan Co. Ltd. Class A	347,295	901
	Shanghai Xujiahui Commercial Co. Ltd. Class A	786,770	901
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSSC)	2,308,797	901
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A (XSHG)	288,300	900
	Fujian Torch Electron Technology Co. Ltd. Class A	304,312	898
	China Automotive Engineering Research Institute Co. Ltd. Class A	850,441	897
	Global Top E-Commerce Co. Ltd. Class A (XSEC)	811,945	897
	Xiamen Faratronic Co. Ltd. Class A (XSSC)	148,115	896
*	COFCO Tunhe Sugar Co. Ltd. Class A	703,662	896
	Shenzhen Center Power Tech Co. Ltd. Class A	281,850	895
*	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,390,724	894
	China Communications Construction Co. Ltd. Class A	669,000	894
*	H&R Century Union Corp. Class A	1,231,176	894

*	Huadian Energy Co. Ltd. Class B	7,711,110	894
	Shanghai Electric Power Co. Ltd. Class A (XSHG)	836,400	894

29

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
*	Yunnan Yuntianhua Co. Ltd. Class A	1,133,900	893
	Lianhe Chemical Technology Co. Ltd. Class A	457,600	893
*	Autobio Diagnostics Co. Ltd. Class A (XSSC)	62,000	890
	Shanxi Securities Co. Ltd. Class A (XSEC)	803,700	889
	Grinm Advanced Materials Co. Ltd. Class A (XSSC)	613,000	889
	Changsha Jingjia Microelectronics Co. Ltd. Class A (XSEC)	114,100	889
	Autobio Diagnostics Co. Ltd. Class A (XSHG)	61,900	888
	Beijing Sanyuan Foods Co. Ltd. Class A	1,155,178	888
	Henan Shenhuo Coal & Power Co. Ltd. Class A	1,335,500	887
	Shantou Dongfeng Printing Co. Ltd. Class A (XSSC)	908,455	886
*	Sinopec Oilfield Equipment Corp. Class A	973,042	885
	Shanghai 2345 Network Holding Group Co. Ltd. Class A (XSEC)	1,913,913	885
	Tungkong Inc. Class A	471,576	885
	Xinjiang Zhongtai Chemical Co. Ltd. Class A (XSHE)	961,315	880
	Daheng New Epoch Technology Inc. Class A	518,400	880
	KPC Pharmaceuticals Inc. Class A (XSSC)	523,308	878
	Luxin Venture Capital Group Co. Ltd. Class A (XSHG)	417,700	878
	Huadian Heavy Industries Co. Ltd. Class A (XSSC)	1,526,509	878
*	Changchun Gas Co. Ltd. Class A	1,091,800	877
	Sichuan Expressway Co. Ltd. Class A (XSSC)	1,682,510	877
	DongFeng Automobile Co. Ltd. Class A	1,412,412	876
	Renhe Pharmacy Co. Ltd. Class A (XSHE)	941,747	875
	Jinyuan EP Co. Ltd. Class A	554,096	874
	Hainan Strait Shipping Co. Ltd. Class A	745,680	873
	Huayi Compressor Co. Ltd. Class A	1,592,880	873
	Hangzhou Silan Microelectronics Co. Ltd. Class A (XSHG)	419,500	872
	Oriental Pearl Group Co. Ltd. Class A (XSHG)	681,996	872
	Zhejiang Yankon Group Co. Ltd. Class A (XSSC)	1,473,339	871
	ENN Ecological Holdings Co. Ltd. Class A (XSHG)	594,569	870
	Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSHG)	233,300	870
	China West Construction Group Co. Ltd. Class A	559,000	870
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	378,240	870
*	Hang Zhou Great Star Industrial Co. Ltd. Class A (XSHE)	601,900	868
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A (XSHE)	689,408	867
	Nanjing Securities Co. Ltd. Class A (XSHG)	751,560	866
*	Hainan Haiyao Co. Ltd. Class A	1,002,800	865
	Jiangxi Ganneng Co. Ltd. Class A	1,296,542	865
	Beyondsoft Corp. Class A	638,200	863
	Qingdao Zhongzi Zhongcheng Group Co. Ltd.	808,606	863
	Hubei Chutian Smart Communication Co. Ltd. Class A	1,807,951	863
	Dare Power Dekor Home Co. Ltd. Class A	562,739	862
	Hand Enterprise Solutions Co. Ltd. Class A (XSEC)	607,000	860
	GCI Science & Technology Co. Ltd. Class A	463,600	859
	BTG Hotels Group Co. Ltd. Class A (XSSC)	361,800	858
	Northern United Publishing & Media Group Co. Ltd. Class A	1,073,800	856
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	269,824	856
	Anhui Golden Seed Winery Co. Ltd. Class A	984,601	854
	Jiangsu Yangnong Chemical Co. Ltd. Class A (XSHG)	114,900	854
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	1,345,208	854
*	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSSC)	568,100	853
	Norinco International Cooperation Ltd. Class A	725,850	853
	Jiuzhitang Co. Ltd. Class A	745,255	851
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,202,994	849
	Red Avenue New Materials Group Co. Ltd. Class A (XSHG)	345,100	848
	Xiamen ITG Group Corp. Ltd. Class A (XSSC)	823,874	848
	Yanzhou Coal Mining Co. Ltd. Class A (XSSC)	574,500	847
	Shenzhen Everwin Precision Technology Co. Ltd. Class A (XSEC)	403,778	847
	SPIC Dongfang New Energy Corp. Class A	986,256	847
	Renhe Pharmacy Co. Ltd. Class A (XSEC)	911,201	847
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A (XSSC)	443,776	846
	Sunny Loan Top Co. Ltd. Class A (XSSC)	1,074,547	846
	Lingyuan Iron & Steel Co. Ltd. Class A (XSHG)	2,221,670	845

*	Rising Nonferrous Metals Share Co. Ltd. Class A	208,320	844
	Beijing Shiji Information Technology Co. Ltd. Class A (XSEC)	163,312	844

30

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Sumavision Technologies Co. Ltd. Class A	1,200,500	842
	China Zhenhua Group Science & Technology Co. Ltd. Class A (XSEC)	361,800	842
	Ningxia Building Materials Group Co. Ltd. Class A (XSSC)	634,288	842
	China Railway Construction Corp. Ltd. Class A (XSHG)	631,100	841
	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	1,084,024	841
*	Leo Group Co. Ltd. Class A (XSHE)	3,005,211	841
	China Harzone Industry Corp. Ltd. Class A (XSEC)	555,322	840
	Zhejiang Dingli Machinery Co. Ltd. Class A (XSHG)	96,320	840
§	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	1,454,625	840
	Newcapec Electronics Co. Ltd. Class A	707,935	838
*	Suzhou TFC Optical Communication Co. Ltd. Class A	166,600	838
*	Jilin Jian Yisheng Pharmaceutical Co. Ltd. Class A	915,086	838
	Qingdao Hanhe Cable Co. Ltd. Class A (XSEC)	2,019,276	837
	Suzhou Electrical Apparatus Science Academy Co. Ltd. Class A	884,800	837
	Yantai Tayho Advanced Materials Co. Ltd. Class A (XSEC)	572,800	836
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class A (XSHG)	385,100	835
	Beijing Forever Technology Co. Ltd. Class A (XSHE)	439,194	834
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	345,642	834
	Shenzhen Everwin Precision Technology Co. Ltd. Class A (XSHE)	397,066	833
	Guomai Technologies Inc. Class A (XSHE)	680,179	833
	Shenzhen Grandland Group Co. Ltd. Class A	1,277,051	833
*	Alpha Group Class A (XSHE)	827,701	833
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSSC)	460,351	833
*	China Shipbuilding Industry Group Power Co. Ltd. Class A (XSHG)	279,700	832
*	Yunnan Aluminium Co. Ltd. Class A (XSEC)	1,335,552	832
	Xiamen Meiya Pico Information Co. Ltd. Class A (XSHE)	350,605	832
	Tongding Interconnection Information Co. Ltd. Class A (XSHE)	858,300	831
	Qingdao Doublestar Co. Ltd. Class A	1,264,900	830
	Shanghai Runda Medical Technology Co. Ltd. Class A	580,320	830
*	Henan Taloph Pharmaceutical Stock Co. Ltd. Class A	1,275,030	829
	Guangzhou Tinci Materials Technology Co. Ltd. Class A (XSHE)	345,570	829
	Kingsignal Technology Co. Ltd. Class A	620,360	829
*	Xi’an Tian He Defense Technology Co. Ltd. Class A	294,500	828
*	Western Mining Co. Ltd. Class A (XSSC)	1,053,500	827
*	Montnets Rongxin Technology Group Co. Ltd. Class A (XSEC)	276,600	826
*	Huayi Tencent Entertainment Co. Ltd.	66,339,325	826
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	334,460	825
	Wenfeng Great World Chain Development Corp. Class A (XSSC)	1,921,613	824
	Jiangsu Hongdou Industrial Co. Ltd. Class A (XSSC)	1,759,053	824
	Jinneng Science&Technology Co. Ltd. Class A	553,455	823
	Guangzhou Haige Communications Group Inc. Co. Class A (XSEC)	602,800	822
	Bank of China Ltd. Class A (XSHG)	1,564,597	822
	Inspur Electronic Information Industry Co. Ltd. Class A (XSEC)	219,500	820
	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	649,037	820
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A (XSSC)	985,500	818
	Grandblue Environment Co. Ltd. Class A (XSHG)	316,000	817
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	582,116	816
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (XSHE)	1,116,230	816
*	First Tractor Co. Ltd. Class A (XSSC)	935,289	815
	CECEP Wind-Power Corp. Class A (XSSC)	2,382,216	815
	Maoming Petro-Chemical Shihua Co. Ltd. Class A	1,284,209	815
	Shandong Chenming Paper Holdings Ltd. Class A (XSHE)	1,192,350	814
	Nanjing Chixia Development Co. Ltd. Class A	1,765,800	814
	Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A (XSHE)	1,062,828	813
	Anhui Huamao Textile Co. Class A	1,495,364	813
	Glarun Technology Co. Ltd. Class A (XSSC)	392,641	812
	Cachet Pharmaceutical Co. Ltd. Class A	343,843	812
	MLS Co. Ltd. Class A (XSHE)	527,400	811
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSSC)	562,164	811
	Beijing Orient National Communication Science & Technology Co. Ltd. Class A (XSEC)	458,601	810
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A (XSHE)	426,300	809
	Shanxi Blue Flame Holding Co. Ltd. Class A (XSEC)	511,296	808
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,071,760	808
*	Tellhow Sci-Tech Co. Ltd. Class A	983,884	807

31

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
*	Humanwell Healthcare Group Co. Ltd. Class A (XSSC)	452,907	806
	Sanjiang Shopping Club Co. Ltd. Class A	385,600	806
	Yuan Longping High-tech Agriculture Co. Ltd. Class A (XSEC)	460,100	806
*	Wutong Holding Group Co. Ltd. Class A	1,092,522	805
	Shenzhen Agricultural Products Group Co. Ltd. Class A (XSHE)	1,056,629	805
*	CSSC Offshore and Marine Engineering Group Co. Ltd. Class A (XSSC)	362,901	804
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A (XSHE)	781,900	804
*	Huatian Hotel Group Co. Ltd. Class A	2,175,677	803
	Eastern Pioneer Driving School Co. Ltd. Class A	224,916	803
	Xin Jiang Ready Health Industry Co. Ltd. Class A	1,328,260	802
	Aerospace CH UAV Co. Ltd. (XSHE)	542,800	802
	Guangzhou Development Group Inc. Class A (XSSC)	858,971	802
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A (XSHG)	332,400	801
	Anhui Guofeng Plastic Industry Co. Ltd. Class A	1,347,300	801
*	Solareast Holdings Co. Ltd. Class A	1,355,759	800
	Tianjin Development Holdings Ltd.	2,770,025	799
*	Weihai Guangwei Composites Co. Ltd. Class A (XSEC)	138,100	799
*	Cultural Investment Holdings Co. Ltd. Class A	1,675,429	798
	Better Life Commercial Chain Share Co. Ltd. Class A	672,220	797
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A (XSHE)	242,539	797
	Xinhua Winshare Publishing and Media Co. Ltd. Class A (XSSC)	466,090	797
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSHG)	557,700	797
	Thunder Software Technology Co. Ltd. Class A (XSEC)	143,900	795
	Jinling Pharmaceutical Co. Ltd. Class A (XSHE)	758,131	794
	Tongkun Group Co. Ltd. Class A (XSHG)	422,700	794
	All Winner Technology Co. Ltd. Class A	224,500	793
*	Suzhou Victory Precision Manufacture Co. Ltd. Class A (XSHE)	2,368,500	793
	Kailuan Energy Chemical Co. Ltd. Class A (XSHG)	1,071,969	793
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A (XSEC)	259,300	793
	Anhui Construction Engineering Class A	1,408,209	793
	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	638,700	792
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A (XSHE)	1,220,832	792
	Huadian Power International Corp. Ltd. Class A (XSHG)	1,581,717	791
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A (XSEC)	1,384,000	790
	Shanghai Hile Bio-Technology Co. Ltd. Class A	433,341	789
	Shenyang Chemical Co. Ltd. Class A	1,716,100	787
*	Hunan Corun New Energy Co. Ltd. Class A	1,371,930	786
	Anhui Zhongding Sealing Parts Co. Ltd. Class A (XSHE)	644,765	786
	Southwest Securities Co. Ltd. Class A (XSHG)	1,241,806	786
	Jinyu Bio-Technology Co. Ltd. Class A (XSHG)	268,996	786
*	Beijing Ultrapower Software Co. Ltd. Class A	1,697,868	786
	Shenzhen Ysstech Info-tech Co. Ltd. Class A (XSHE)	455,175	783
	Shenzhen Expressway Co. Ltd. Class A (XSSC)	526,804	781
*	Biem.L.Fdlkk Garment Co. Ltd. Class A	217,900	780
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	268,122	780
*	Dr Peng Telecom & Media Group Co. Ltd. Class A (XSSC)	843,964	779
	CGN Nuclear Technology Development Co. Ltd. Class A (XSHE)	809,829	779
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	864,429	778
	Befar Group Co. Ltd. Class A (XSSC)	1,075,692	778
*	Sou Yu Te Group Co. Ltd. Class A	2,415,182	778
	Xinhu Zhongbao Co. Ltd. Class A (XSHG)	1,292,000	778
	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	1,033,700	778
	Minmetals Land Ltd.	5,499,561	777
	Baosheng Science and Technology Innovation Co. Ltd. Class A (XSSC)	1,454,355	777
*	Harbin Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,447,577	775
	CCS Supply Chain Management Co. Ltd. Class A (XSSC)	755,328	774
*	China Aerospace Times Electronics Co. Ltd. Class A (XSHG)	924,160	774
	Fangda Special Steel Technology Co. Ltd. Class A (XSSC)	669,649	772
*	Xinjiang Beixin Road & Bridge Group Co. Ltd. Class A	959,360	772
	Guoyuan Securities Co. Ltd. Class A (XSEC)	643,529	772
	Midea Group Co. Ltd. Class A (XSEC)	97,898	771
	Elion Clean Energy Co. Ltd. Class A (XSHG)	1,289,900	771
	Sinodata Co. Ltd. Class A	310,435	771
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A	440,350	770

32

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Enjoyor Co. Ltd. Class A	602,900	770
	Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSSC)	531,450	769
*	Hanwang Technology Co. Ltd. Class A	333,500	768
	Youngor Group Co. Ltd. Class A (XSHG)	832,608	768
	Shanghai 2345 Network Holding Group Co. Ltd. Class A (XSHE)	1,658,514	767
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSSC)	642,481	767
	Befar Group Co. Ltd. Class A (XSHG)	1,058,542	766
	FAW CAR Co. Ltd. Class A (XSEC)	650,200	763
	Changchai Co. Ltd. Class A	1,196,785	763
	Hunan Aihua Group Co. Ltd. Class A	293,306	763
*	Talkweb Information System Co. Ltd. Class A (XSHE)	844,649	760
	Opple Lighting Co. Ltd. Class A	206,384	760
	AVIC Electromechanical Systems Co. Ltd. Class A (XSEC)	803,745	759
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A (XSHE)	833,200	758
*	China Calxon Group Co. Ltd. Class A (XSHE)	788,400	757
	Shenzhen Danbond Technology Co. Ltd. Class A	446,643	757
*	Beijing Shougang Co. Ltd. Class A (XSEC)	1,581,061	757
*	Teamax Smart City Technology Corp. Ltd. Class A	1,053,185	757
	Xinjiang Yilite Industry Co. Ltd. Class A (XSHG)	342,900	756
	Jiangxi Ganyue Expressway Co. Ltd. Class A (XSHG)	1,305,500	753
*	Innuovo Technology Co. Ltd. Class A	960,755	752
*	Fuan Pharmaceutical Group Co. Ltd. Class A	990,200	752
*	Shandong Denghai Seeds Co. Ltd. Class A	683,618	752
	North Electro-Optic Co. Ltd. Class A	494,561	751
	Haining China Leather Market Co. Ltd. Class A	1,252,410	751
	China XD Electric Co. Ltd. Class A (XSHG)	1,531,400	750
	Xiamen Port Development Co. Ltd. Class A	739,716	750
*	Datang Huayin Electric Power Co. Ltd. Class A	2,052,700	749
	Zhejiang Medicine Co. Ltd. Class A (XSHG)	463,550	748
	Yealink Network Technology Corp. Ltd. Class A (XSEC)	72,773	748
	Shenzhen Infogem Technologies Co. Ltd. Class A (XSHE)	326,680	748
	Guangdong Guanghong Holdings Co. Ltd. Class A	720,203	747
	Shanghai Tofflon Science & Technology Co. Ltd. Class A	741,754	747
*	China Aerospace Times Electronics Co. Ltd. Class A (XSSC)	892,100	747
	Shandong Shanda WIT Science & Tech Co. Ltd. Class A	273,150	747
*	Nanfang Zhongjin Environment Co. Ltd. Class A	1,575,283	747
*	Minmetals Development Co. Ltd. Class A (XSHG)	697,486	746
	Fujian Funeng Co. Ltd. Class A (XSSC)	592,188	745
*	Hengbao Co. Ltd. Class A	620,300	745
	Pubang Landscape Architecture Co. Ltd. Class A	1,835,497	745
*	Beijing Kunlun Tech Co. Ltd. Class A (XSHE)	392,631	744
	Liaoning Wellhope Agri-Tech JSC Ltd. Class A (XSSC)	388,601	744
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	380,600	743
	AVICOPTER plc Class A (XSHG)	115,800	743
*	Henan Hengxing Science & Technology Co. Ltd. Class A	1,720,395	743
	Suzhou Good-Ark Electronics Co. Ltd. Class A	719,200	742
	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	1,641,000	741
	Jointo Energy Investment Co. Ltd. Hebei Class A	1,058,144	741
*	Neusoft Corp. Class A (XSHG)	473,800	740
	Yechiu Metal Recycling China Ltd. Class A	2,802,500	736
	Focus Technology Co. Ltd. Class A	275,400	736
	Haoxiangni Health Food Co. Ltd. Class A	612,988	735
	CSSC Science & Technology Co. Ltd. Class A (XSHG)	375,000	735
§	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	471,000	734
	Changzhou Qianhong Biopharma Co. Ltd. Class A (XSHE)	1,146,300	734
	Xinjiang Machinery Research Institute Co. Ltd. Class A	1,249,036	734
	Goldcard Smart Group Co. Ltd.	353,600	733
	Hangzhou Zhongheng Electric Co. Ltd. Class A (XSEC)	428,200	733
	Central China Securities Co. Ltd. Class A (XSHG)	1,063,100	732
*	China Water Industry Group Ltd.	11,839,349	731
*	Feitian Technologies Co. Ltd. Class A	327,100	730
	LingNan Eco&Culture-Tourism Co. Ltd. Class A (XSHE)	1,091,911	730
	China Coal Xinji Energy Co. Ltd. Class A	1,580,600	729
	Sansteel Minguang Co. Ltd. Fujian Class A (XSEC)	676,700	729

33

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
*	Beijing Cisri-Gaona Materials & Technology Co. Ltd. Class A	331,600	729
	Hubei Kaile Science & Technology Co. Ltd. Class A (XSHG)	371,420	729
	Fujian Rongji Software Co. Ltd. Class A	609,300	726
	Nanjing Yunhai Special Metals Co. Ltd. Class A	615,234	725
	Tianjin Port Co. Ltd. Class A (XSSC)	827,739	724
	Huabao Flavours & Fragrances Co. Ltd. Class A (XSHE)	158,400	722
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	188,850	721
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSSC)	2,206,513	720
	Hunan Gold Corp. Ltd. Class A (XSHE)	665,040	720
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	276,900	719
	Shandong Hi-speed Co. Ltd. Class A (XSHG)	1,057,400	719
	Xiamen Meiya Pico Information Co. Ltd. Class A (XSEC)	303,200	719
*	Gohigh Data Networks Technology Co. Ltd. Class A	856,940	719
	Chengdu Hongqi Chain Co. Ltd. Class A	591,600	718
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSHG)	1,128,790	718
	Angang Steel Co. Ltd. Class A	1,691,112	718
*	Kingnet Network Co. Ltd. Class A (XSHE)	1,942,332	717
	ZJBC Information Technology Co. Ltd. Class A (XSHE)	532,830	717
	China CITIC Bank Corp. Ltd. Class A (XSHG)	824,050	717
*	Shenzhen Infinova Ltd. Class A	1,076,307	717
*	Sangfor Technologies Inc. Class A (XSEC)	40,700	716
	Kingfa Sci & Tech Co. Ltd. Class A (XSSC)	755,423	716
	Tianjin Tianbao Infrastructure Co. Ltd. Class A	1,621,711	716
	Nanjing Sciyon Wisdom Technology Group Co. Ltd. Class A	359,646	716
	Bank of Zhengzhou Co. Ltd. Class A (XSHE)	1,078,900	716
*	EGLS Co. Ltd. Class A	1,674,300	715
	Macrolink Culturaltainment Development Co. Ltd. Class A (XSHE)	1,056,632	714
*	Julong Co. Ltd. Class A	332,900	714
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSSC)	973,852	713
	Zhuhai Port Co. Ltd. Class A	853,300	713
	Shenzhen Deren Electronic Co. Ltd. Class A	505,251	713
	An Hui Wenergy Co. Ltd. Class A	1,093,644	711
	China Film Co. Ltd. Class A (XSSC)	376,100	711
	Liaoning Wellhope Agri-Tech JSC Ltd. Class A (XSHG)	371,300	711
	Xiamen Intretech Inc. Class A	126,700	711
	Jiangsu Hongdou Industrial Co. Ltd. Class A (XSHG)	1,515,822	710
	Shenma Industry Co. Ltd. Class A	665,404	710
	Dongxing Securities Co. Ltd. Class A (XSSC)	459,313	709
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSSC)	1,402,004	709
*	KraussMaffei Co. Ltd. Class A	684,134	709
	China Jushi Co. Ltd. Class A (XSHG)	629,798	709
	Gansu Qilianshan Cement Group Co. Ltd. Class A (XSSC)	497,350	708
	Beijing Shunxin Agriculture Co. Ltd. Class A (XSEC)	109,592	707
	Jilin Sino-Microelectronics Co. Ltd. Class A	875,810	707
*	Chengzhi Co. Ltd. Class A (XSHE)	357,628	706
	Sealand Securities Co. Ltd. Class A (XSEC)	1,023,100	706
	Anyang Iron & Steel Inc. Class A	2,169,680	705
	Ningbo Ligong Environment And Energy Technology Co. Ltd. Class A	408,869	705
*	Suzhou Hailu Heavy Industry Co. Ltd. Class A	1,456,715	705
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	690,442	705
	Ningbo Huaxiang Electronic Co. Ltd. Class A (XSHE)	354,700	703
	Medicalsystem Biotechnology Co. Ltd. Class A	346,583	703
	Xiamen C & D Inc. Class A (XSSC)	582,400	702
	Chongqing Water Group Co. Ltd. Class A (XSSC)	846,450	702
*	Shanghai Xin Nanyang Only Education & Technology Co. Ltd. Class A (XSHG)	266,349	702
	Surfilter Network Technology Co. Ltd. Class A	617,768	702
	Anhui Xinhua Media Co. Ltd. Class A (XSSC)	912,770	701
	Datang International Power Generation Co. Ltd. Class A (XSSC)	1,974,340	701
	Chengdu Leejun Industrial Co. Ltd. Class A	1,022,161	701
	Beijing Water Business Doctor Co. Ltd. Class A	778,474	701
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A (XSSC)	819,425	699
	Beijing SDL Technology Co. Ltd. Class A	716,927	699
*	Guangzhou KingTeller Technology Co. Ltd. Class A	817,028	699
	Laobaixing Pharmacy Chain JSC Class A (XSHG)	72,121	698

34

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Shenzhen Infogem Technologies Co. Ltd. Class A (XSEC)	305,000	698
*	Jilin Power Share Co. Ltd. Class A	1,452,680	698
	Shanghai Shimao Co. Ltd. Class A (XSHG)	1,219,830	698
	Shanghai SMI Holding Co. Ltd. Class A (XSSC)	858,852	696
	Xinxing Ductile Iron Pipes Co. Ltd. Class A (XSHE)	1,266,700	696
*	JinJian Cereals Industry Co. Ltd. Class A	1,176,000	695
	East China Engineering Science and Technology Co. Ltd. Class A	707,477	694
	Nanjing Iron & Steel Co. Ltd. Class A	1,601,500	694
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSSC)	276,418	693
*	PW Medtech Group Ltd.	4,386,811	693
*	Jilin Yatai Group Co. Ltd. Class A (XSSC)	1,597,167	693
	Guangdong Highsun Group Co. Ltd. Class A	1,848,180	693
	Dongfeng Electronic Technology Co. Ltd. Class A (XSSC)	451,788	693
	Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A (XSEC)	905,179	692
	Hangxiao Steel Structure Co. Ltd. Class A	1,786,435	692
	FAW CAR Co. Ltd. Class A (XSHE)	589,943	692
	Jangho Group Co. Ltd. Class A (XSSC)	616,507	692
	China Union Holdings Ltd. Class A	1,218,490	692
	G-bits Network Technology Xiamen Co. Ltd. Class A (XSSC)	18,100	692
*	Wuhan Jingce Electronic Group Co. Ltd. Class A (XSEC)	126,176	691
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,526,601	691
*	HPGC Renmintongtai Pharmaceutical Corp. Class A (XSHG)	729,534	691
*	Quantum Hi-Tech China Biological Co. Ltd. Class A	327,777	690
	Beijing Changjiu Logistics Corp. Class A	402,980	690
*	Guangzhou Restaurant Group Co. Ltd. Class A (XSSC)	156,800	689
	Zhejiang Huamei Holding Co. Ltd. Class A	956,853	689
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSHG)	609,690	689
	Industrial Securities Co. Ltd. Class A (XSHG)	760,890	689
	AUCMA Co. Ltd. Class A	1,103,101	689
	Shandong Publishing & Media Co. Ltd. Class A (XSHG)	692,888	688
	TongFu Microelectronics Co. Ltd. Class A (XSEC)	426,391	688
	North Industries Group Red Arrow Co. Ltd. Class A	650,543	687
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	779,000	687
	Qingdao Citymedia Co. Ltd. Class A	682,800	686
	Jack Sewing Machine Co. Ltd. Class A (XSHG)	251,575	686
	Zhonglu Co. Ltd. Class B	1,084,642	686
	Dongguan Winnerway Industrial Zone Ltd. Class A	1,608,200	685
	Sichuan Road & Bridge Co. Ltd. Class A (XSHG)	1,487,624	685
*	Hybio Pharmaceutical Co. Ltd. Class A	815,691	684
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	375,996	684
	Baida Group Co. Ltd. Class A	767,300	683
	Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. Class A	585,500	683
*	Ningxia Jiaze New Energy Co. Ltd. Class A	1,234,300	683
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,024,750	682
	Sino-Platinum Metals Co. Ltd. Class A (XSSC)	322,583	682
	Angel Yeast Co. Ltd. Class A (XSSC)	158,888	681
	Beijing Dabeinong Technology Group Co. Ltd. Class A (XSEC)	992,300	681
	Tongyu Communication Inc. Class A	182,475	680
	MYS Group Co. Ltd. (XSHE)	789,767	680
	Beijing Jingyuntong Technology Co. Ltd. Class A (XSSC)	1,596,888	680
	Keda Group Co. Ltd. Class A (XSHG)	906,553	679
	Hefei Department Store Group Co. Ltd. Class A	1,084,817	679
	GEM Co. Ltd. Class A (XSEC)	1,089,386	679
	Hangzhou Boiler Group Co. Ltd. Class A	646,818	679
	Shenzhen Topway Video Communication Co. Ltd. Class A	625,920	678
	Eternal Asia Supply Chain Management Ltd. Class A (XSHE)	1,037,500	677
	Triangle Tyre Co. Ltd. Class A	361,800	677
	Fujian Snowman Co. Ltd. Class A	568,668	677
	Chow Tai Seng Jewellery Co. Ltd. Class A	264,850	677
	Jiangsu Huaxicun Co. Ltd. Class A	704,200	676
	Zhejiang Huayou Cobalt Co. Ltd. Class A (XSSC)	194,070	676
	Southern Publishing & Media Co. Ltd. Class A	572,349	675

*	Anxin Trust Co. Ltd. Class A (XSHG)	1,130,448	674
*	Toyou Feiji Electronics Co. Ltd. Class A	405,035	673

35

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	First Capital Securities Co. Ltd. Class A (XSHE)	711,520	673
	Jiangsu Lianyungang Port Co. Ltd. Class A	1,211,925	673
	Kuangda Technology Group Co. Ltd. Class A	1,736,484	673
	China Spacesat Co. Ltd. Class A (XSHG)	226,387	672
*	North Navigation Control Technology Co. Ltd. Class A (XSSC)	597,204	671
*	GI Technologies Group Co. Ltd. Class A	964,760	671
	Hoshine Silicon Industry Co. Ltd. Class A (XSHG)	169,120	670
*	Yunnan Tin Co. Ltd. Class A (XSHE)	476,300	670
	Chongqing Road & Bridge Co. Ltd. Class A	1,586,286	669
	Huapont Life Sciences Co. Ltd. Class A (XSHE)	971,200	669
*	Xuzhou Handler Special Vehicle Co. Ltd. Class A	1,041,757	668
	Visual China Group Co. Ltd. Class A (XSEC)	235,100	668
	Metallurgical Corp. of China Ltd. Class A (XSHG)	1,714,400	667
	Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSSC)	259,926	667
	Jiangsu Sainty Corp. Ltd. Class A	797,700	666
	Shandong Sun Paper Industry JSC Ltd. Class A (XSEC)	575,300	666
*	Yunnan Copper Co. Ltd. Class A (XSHE)	447,200	666
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSSC)	664,061	666
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSSC)	588,398	665
*	JC Finance & Tax Interconnect Holdings Ltd. Class A (XSHE)	475,040	664
	Fujian Septwolves Industry Co. Ltd. Class A	824,109	663
	Wuxi Huaguang Boiler Co. Ltd. Class A	472,800	663
	ZhongMan Petroleum and Natural Gas Group Corp. Ltd.	326,500	662
	TDG Holdings Co. Ltd. Class A	762,800	662
	Jizhong Energy Resources Co. Ltd. Class A (XSHE)	1,315,107	661
	China National Medicines Corp. Ltd. Class A (XSHG)	185,586	661
	NavInfo Co. Ltd. Class A (XSEC)	327,487	658
	UTour Group Co. Ltd. Class A	929,925	656
	Jin Tong Ling Technology Group Co. Ltd. Class A	1,321,100	656
	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSSC)	1,412,260	656
	Xinjiang Joinworld Co. Ltd. Class A (XSSC)	1,029,753	655
	Changchun Faway Automobile Components Co. Ltd. Class A (XSHG)	411,360	655
	China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd. Class A (XSHE)	1,132,500	654
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A (XSHG)	613,200	654
	Newland Digital Technology Co. Ltd. Class A (XSEC)	295,598	653
	Fangda Special Steel Technology Co. Ltd. Class A (XSHG)	565,690	652
	Nanjing Panda Electronics Co. Ltd. Class A (XSSC)	447,100	652
*	Juneyao Airlines Co. Ltd. Class A (XSHG)	326,939	652
	Dalian Refrigeration Co. Ltd. Class A	1,193,220	651
	Oppein Home Group Inc. Class A (XSSC)	41,500	651
	Qinghai Huzhu Barley Wine Co. Ltd. Class A	433,000	651
	Datang International Power Generation Co. Ltd. Class A (XSHG)	1,831,400	650
*	Far East Smarter Energy Co. Ltd. Class A (XSSC)	901,200	650
	Jihua Group Corp. Ltd. Class A (XSSC)	1,398,940	650
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	560,880	650
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	887,856	649
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSSC)	1,344,100	649
	Xi’An Shaangu Power Co. Ltd. Class A (XSHG)	728,545	649
	Zhejiang Yongtai Technology Co. Ltd. Class A (XSHE)	563,626	648
	IReader Technology Co. Ltd. Class A (XSHG)	319,400	645
*	Jiangsu Zongyi Co. Ltd. Class A	881,900	645
	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSSC)	845,828	644
*	JL Mag Rare-Earth Co. Ltd. Class A	128,000	643
	Sundy Land Investment Co. Ltd. Class A	1,809,600	642
	Jiangxi Hongdu Aviation Industry Co. Ltd. Class A (XSHG)	332,400	642
*,§	Leshi Internet Information & Technology Corp. Beijing Class A	2,659,800	639
*	Grand Industrial Holding Group Co. Ltd.	602,984	639
	Ganfeng Lithium Co. Ltd. Class A (XSEC)	206,600	639
*	Capital Environment Holdings Ltd.	28,941,368	638
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	1,134,336	638
*	Nanjing Hanrui Cobalt Co. Ltd. Class A (XSEC)	80,200	637
*	Visionox Technology Inc. Class A (XSEC)	300,796	637
	Jiangsu Expressway Co. Ltd. Class A (XSHG)	428,998	637

36

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
*	Suzhou Jinfu Technology Co. Ltd. Class A	1,089,400	636
	Do-Fluoride Chemicals Co. Ltd. Class A (XSHE)	398,450	636
	Guangzhou Restaurant Group Co. Ltd. Class A (XSHG)	144,572	636
	Leyard Optoelectronic Co. Ltd. Class A (XSHE)	674,766	635
	Canny Elevator Co. Ltd. Class A (XSHE)	578,496	635
*	Tunghsu Azure Renewable Energy Co. Ltd. Class A (XSEC)	928,500	634
*	Juneyao Airlines Co. Ltd. Class A (XSSC)	317,630	634
	China CYTS Tours Holding Co. Ltd. Class A (XSSC)	367,868	632
	DHC Software Co. Ltd. Class A (XSEC)	622,900	631
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	880,028	631
	Jiangsu Linyang Energy Co. Ltd. Class A (XSSC)	998,525	631
	Beijing Jingxi Culture & Tourism Co. Ltd. Class A	520,396	631
*	Telling Telecommunication Holding Co. Ltd. Class A	737,100	631
	Fujian Cement Inc. Class A (XSHG)	612,500	630
	Hoshine Silicon Industry Co. Ltd. Class A (XSSC)	158,900	630
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	281,200	629
	Jiang Su Suyan Jingshen Co. Ltd. Class A	634,000	628
*	Hangzhou Shunwang Technology Co. Ltd. Class A (XSHE)	236,990	628
	Konfoong Materials International Co. Ltd. Class A (XSHE)	111,476	627
*	Goldenmax International Technology Ltd. Class A (XSHE)	538,100	626
	China Construction Bank Corp. Class A (XSHG)	604,100	626
2	Orient Securities Co. Ltd.	1,118,910	625
	China Meheco Co. Ltd. Class A (XSSC)	336,760	624
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	303,202	624
*	Zhonghang Electronic Measuring Instruments Co. Ltd. Class A	419,800	623
	Shanghai Jiao Yun Co. Ltd. Class A (XSSC)	1,006,690	623
*	Baotailong New Materials Co. Ltd. Class A	948,000	623
	New China Life Insurance Co. Ltd. Class A (XSHG)	92,100	623
*	Gem-Year Industrial Co. Ltd. Class A (XSSC)	746,111	623
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A (XSEC)	436,146	622
	Shanghai AJ Group Co. Ltd. Class A (XSSC)	478,426	622
	Wangfujing Group Co. Ltd. Class A (XSHG)	335,920	621
	Porton Pharma Solutions Ltd. Class A (XSEC)	321,250	621
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	1,148,100	619
*	BGI Genomics Co. Ltd. (XSEC)	74,049	618
	Eternal Asia Supply Chain Management Ltd. Class A (XSEC)	946,400	618
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A (XSHE)	1,082,550	618
	Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A	562,802	616
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A	185,900	616
*	Yinchuan Xinhua Commercial Group Co. Ltd. Class A	295,862	615
*	Meidu Energy Corp. Class A (XSSC)	2,309,881	614
	Guangdong Dowstone Technology Co. Ltd. Class A	384,900	614
	HY Energy Group Co. Ltd. Class A (XSSC)	523,541	614
	Sinoma International Engineering Co. Class A (XSSC)	723,222	613
	Ningbo Tuopu Group Co. Ltd. Class A (XSSC)	344,918	612
	Nanjing Redsun Co. Ltd. Class A	462,551	612
	Shenzhen Kedali Industry Co. Ltd. Class A	139,800	610
*	Hangzhou Lianluo Interactive Information Technology Co. Ltd. Class A (XSEC)	1,161,700	610
	Shenzhen Jieshun Science And Technology Industry Co. Ltd. Class A (XSEC)	456,626	609
	BGI Genomics Co. Ltd. (XSHE)	72,800	608
*	Shandong Xinchao Energy Corp. Ltd. Class A (XSSC)	2,086,416	608
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (XSEC)	634,000	607
*	Misho Ecology & Landscape Co. Ltd. Class A (XSEC)	356,100	607
*	Sichuan Hongda Co. Ltd. Class A	1,560,500	607
	Xiamen International Port Co. Ltd.	4,326,518	607
	Zhuhai Huajin Capital Co. Ltd. Class A	381,017	605
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	370,400	604
	Skyworth Digital Co. Ltd. Class A (XSHE)	423,200	603
	Bright Dairy & Food Co. Ltd. Class A (XSHG)	389,800	603
	Guangxi Nanning Waterworks Co. Ltd. Class A	730,159	601
	Tianma Microelectronics Co. Ltd. Class A (XSEC)	307,500	601
	Avic Heavy Machinery Co. Ltd. Class A (XSSC)	465,875	600
	Jiangsu Etern Co. Ltd. Class A	1,035,970	600
	Langold Real Estate Co. Ltd. Class A	1,962,979	599

37

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Shanghai Bailian Group Co. Ltd. Class A	479,788	598
*	Zhejiang Firstar Panel Technology Co. Ltd. Class A	714,300	598
	Guoguang Electric Co. Ltd. Class A	459,400	598
	Digital China Information Service Co. Ltd. Class A (XSHE)	311,643	597
	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	1,234,900	594
	Hongli Zhihui Group Co. Ltd. Class A	778,100	593
	Qiming Information Technology Co. Ltd. Class A	478,073	593
	China South Publishing & Media Group Co. Ltd. Class A (XSHG)	361,000	593
	Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSSC)	565,213	592
	Zhejiang Hailide New Material Co. Ltd. Class A	1,186,917	592
	Zhejiang Runtu Co. Ltd. Class A (XSEC)	363,100	591
*	Tianjin Faw Xiali Automobile Co. Ltd. Class A	1,284,700	591
	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSHG)	463,950	590
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	760,800	590
	Camel Group Co. Ltd. Class A (XSSC)	462,163	590
	Shanghai AtHub Co. Ltd. Class A (XSHG)	131,900	589
	Huaming Power Equipment Co. Ltd. Class A	758,043	589
	Shanghai Tunnel Engineering Co. Ltd. Class A (XSHG)	711,300	588
*	Yunnan Aluminium Co. Ltd. Class A (XSHE)	943,800	588
	Hisense Electric Co. Ltd. Class A (XSSC)	450,162	587
	Guangdong Guanhao High-Tech Co. Ltd. Class A	1,295,300	587
*	Beiqi Foton Motor Co. Ltd. Class A (XSHG)	2,096,576	586
	Beijing Aerospace Changfeng Co. Ltd. Class A	339,187	586
	Xinfengming Group Co. Ltd. Class A (XSHG)	362,796	585
	Sinotrans Ltd. Class A	986,395	585
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	361,300	585
*	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	737,750	585
*	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	582,654	583
	Netposa Technologies Ltd. Class A	899,677	582
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	134,237	581
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	192,009	581
	Jiangsu Changhai Composite Materials Co. Ltd. Class A	469,128	581
*	Gansu Dunhuang Seed Group Co. Ltd. Class A	819,370	580
	Da An Gene Co. Ltd. of Sun Yat-Sen University Class A (XSHE)	387,420	580
	Sino Wealth Electronic Ltd. Class A (XSHE)	169,240	580
*,§	Great Chinasoft Technology Co. Ltd. Class A	681,900	580
	Xiamen International Airport Co. Ltd. Class A (XSHG)	196,455	579
*	Shenzhen Fenda Technology Co. Ltd. Class A (XSHE)	1,001,030	578
*	Dalian Zeus Entertainment Group Co. Ltd. Class A	1,485,769	577
	Focused Photonics Hangzhou Inc. Class A (XSEC)	258,896	577
	Hangzhou Sunrise Technology Co. Ltd. Class A	403,128	576
	Guodian Nanjing Automation Co. Ltd. Class A	851,900	575
	LingNan Eco&Culture-Tourism Co. Ltd. Class A (XSEC)	859,383	574
*	Zhongchang Big Data Corp. Ltd. Class A	455,300	574
	Holitech Technology Co. Ltd. Class A (XSEC)	764,000	574
	Guangzhou Pearl River Industrial Development Co. Ltd. Class A (XSSC)	1,115,079	573
	Yunnan Energy New Material Co. Ltd. (XSEC)	119,000	573
	DuoLun Technology Co. Ltd. Class A	587,777	572
	Rongsheng Petro Chemical Co. Ltd. Class A (XSEC)	365,536	572
	Xuji Electric Co. Ltd. Class A (XSHE)	443,400	572
	Deppon Logistics Co. Ltd. Class A	328,307	572
	Tibet Summit Resources Co. Ltd. Class A (XSHG)	399,825	571
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSHG)	167,500	571
	Dongjiang Environmental Co. Ltd. Class A (XSEC)	422,805	571
*	Hanwei Electronics Group Corp. Class A	241,802	570
	Canny Elevator Co. Ltd. Class A (XSEC)	519,677	570
*	Harbin Hatou Investment Co. Ltd. Class A (XSSC)	585,669	570
*	Huaxun Fangzhou Co. Ltd. Class A	623,200	570
*	China CIFCO Investment Co. Ltd. Class A	394,800	569
	RiseSun Real Estate Development Co. Ltd. Class A (XSEC)	460,444	569
*	Global Infotech Co. Ltd. Class A	388,600	567
	Inner Mongolia M-Grass Ecology And Enviroment Group Co. Ltd. Class A	1,180,320	566
	Elion Clean Energy Co. Ltd. Class A (XSSC)	947,055	566
	Jinling Pharmaceutical Co. Ltd. Class A (XSEC)	538,552	564

38

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A (XSSC)	810,628	564
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	539,495	563
*	COSCO Shipping International Singapore Co. Ltd.	2,639,115	561
*	Shanghai Putailai New Energy Technology Co. Ltd. Class A (XSSC)	73,300	560
	Shunfa Hengye Corp. Class A (XSHE)	1,413,801	560
	Stanley Agricultural Group Co. Ltd. Class A	1,025,728	560
*	Jafron Biomedical Co. Ltd. Class A (XSEC)	56,300	560
	North Huajin Chemical Industries Co. Ltd. Class A	687,903	560
*	Fujian Dongbai Group Co. Ltd. Class A (XSHG)	750,009	559
	Unilumin Group Co. Ltd. Class A (XSHE)	443,838	559
	Chinese Universe Publishing and Media Group Co. Ltd. Class A (XSSC)	330,320	558
*	Beijing Join-Cheer Software Co. Ltd. Class A	636,090	557
*	Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSHG)	1,035,882	557
	Hangzhou Zhongheng Electric Co. Ltd. Class A (XSHE)	325,667	557
	Jointown Pharmaceutical Group Co. Ltd. Class A (XSHG)	303,520	557
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A (XSEC)	285,200	557
	Launch Tech Co. Ltd.	1,099,588	556
	China National Complete Plant Import & Export Corp. Ltd. Class A	410,475	556
	Zhejiang NetSun Co. Ltd. Class A (XSHE)	170,500	554
	Orient Securities Co. Ltd. Class A (XSHG)	390,100	554
*	Top Energy Co. Ltd. Shanxi Class A (XSSC)	1,166,372	553
	Shenzhen Huaqiang Industry Co. Ltd. Class A (XSEC)	281,000	553
*	Zhejiang Sunriver Culture Co. Ltd. Class A	906,370	552
	Dawning Information Industry Co. Ltd. Class A (XSHG)	116,480	552
	Hainan Ruize New Building Material Co. Ltd. Class A (XSHE)	766,704	551
*	Ningbo Peacebird Fashion Co. Ltd. Class A (XSSC)	276,031	551
	Beijing Capital Co. Ltd. Class A (XSHG)	1,167,800	550
	Wanxiang Qianchao Co. Ltd. Class A (XSEC)	764,600	550
	Shenzhen World Union Group Inc. Class A (XSHE)	1,106,550	548
	China Television Media Ltd. Class A (XSHG)	289,800	547
*	Shanghai Shenhua Holdings Co. Ltd. Class A	1,889,262	547
	Hangzhou Jiebai Group Co. Ltd. Class A (XSSC)	745,857	547
	Xinjiang Zhongtai Chemical Co. Ltd. Class A (XSEC)	596,400	546
*	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	923,086	545
*	Fangda Carbon New Material Co. Ltd. Class A (XSHG)	358,941	545
	Ningbo Zhoushan Port Co. Ltd. Class A (XSHG)	1,042,200	545
*	Tianjin Futong Xinmao Science & Technology Co. Ltd. Class A	957,400	544
*	Shanghai Jinfeng Wine Co. Ltd. Class A	758,496	544
	Beijing eGOVA Co. Ltd. Class A (XSEC)	312,103	543
*	Zhejiang Jingu Co. Ltd. Class A (XSHE)	491,860	543
	Lao Feng Xiang Co. Ltd. Class A (XSSC)	75,384	542
	Sichuan Jiuzhou Electric Co. Ltd. Class A	711,368	542
*	Sanxiang Impression Co. Ltd. Class A	789,300	542
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	854,988	542
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	453,922	542
*	Eastone Century Technology Co. Ltd. Class A	759,815	541
	Zhejiang Red Dragonfly Footwear Co. Ltd. Class A	566,581	541
	Zhejiang China Commodities City Group Co. Ltd. Class A (XSHG)	976,000	541
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	798,125	541
*	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSHG)	188,500	540
*	V1 Group Ltd.	20,720,176	539
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	1,368,344	538
*	CSSC Science & Technology Co. Ltd. Class A (XSSC)	274,500	538
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A (XSEC)	207,200	537
*	Fujian Qingshan Paper Industry Co. Ltd. Class A	1,861,990	537
*	Hwa Create Co. Ltd. Class A	403,400	537
	Yang Quan Coal Industry Group Co. Ltd. Class A (XSHG)	729,300	536
	Digiwin Software Co. Ltd. Class A	247,194	536
*	Huachangda Intelligent Equipment Group Co. Ltd. Class A	930,756	535
	Shenzhen Kstar Science And Technology Co. Ltd. Class A	429,004	534
*	Changyuan Group Ltd. Class A (XSSC)	602,283	534
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSHG)	1,055,320	534
	Shenzhen Gongjin Electronics Co. Ltd. Class A (XSHG)	306,240	534
*	Nuode Investment Co. Ltd. Class A	925,800	534

39

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Der Future Science & Technology Holding Group Co. Ltd. Class A	492,640	533
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A (XSHE)	352,700	533
	Sinolink Securities Co. Ltd. Class A (XSHG)	441,000	533
	Songz Automobile Air Conditioning Co. Ltd. Class A	828,445	533
	Jishi Media Co. Ltd. Class A (XSHG)	1,827,200	532
	Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSHG)	367,200	532
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A (XSSC)	1,023,115	531
	Jiangnan Mould and Plastic Technology Co. Ltd. Class A	977,300	531
	Nantong Jianghai Capacitor Co. Ltd. Class A	584,148	530
	Shaanxi Broadcast & TV Network Intermediary Group Co. Ltd. Class A (XSSC)	416,916	529
*	Shandong Polymer Biochemicals Co. Ltd. Class A	587,400	529
	Jiangsu Eastern Shenghong Co. Ltd. Class A (XSEC)	716,716	529
	Xinjiang Guannong Fruit & Antler Group Co. Ltd. Class A (XSSC)	687,142	528
	Huaan Securities Co. Ltd. Class A (XSSC)	589,300	527
	CASIN Real Estate Development Group Co. Ltd. Class A	1,207,301	526
	Shanghai ShenTong Metro Co. Ltd. Class A	531,176	525
*	Hexing Electrical Co. Ltd. Class A (XSSC)	223,100	524
	China Avionics Systems Co. Ltd. Class A (XSHG)	262,584	524
	Tus Environmental Science And Technology Development Co. Ltd. Class A (XSEC)	425,600	524
	Citychamp Dartong Co. Ltd. Class A (XSSC)	925,633	523
	Kangmei Pharmaceutical Co. Ltd. Class A (XSHG)	988,000	523
	Shanghai Xinhua Media Co. Ltd. Class A (XSSC)	805,781	522
	Hainan Expressway Co. Ltd. Class A	1,056,400	522
	Guangdong Shaoneng Group Co. Ltd. Class A	591,240	521
	Zhejiang Yatai Pharmaceutical Co. Ltd. Class A	537,700	521
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A (XSEC)	40,376	521
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	449,450	521
	Henan Zhongyuan Expressway Co. Ltd. Class A (XSHG)	876,400	520
	Yabao Pharmaceutical Group Co. Ltd. Class A (XSSC)	623,083	519
*	Hangzhou Lianluo Interactive Information Technology Co. Ltd. Class A (XSHE)	988,358	519
	JCHX Mining Management Co. Ltd. Class A (XSHG)	439,296	519
*	Humanwell Healthcare Group Co. Ltd. Class A (XSHG)	291,000	518
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	506,060	517
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	329,061	517
*	Jiangsu Sihuan Bioengineering Co. Ltd. Class A	1,119,200	516
*	Shanying International Holding Co. Ltd. Class A (XSHG)	1,176,000	516
	Shenzhen Jieshun Science And Technology Industry Co. Ltd. Class A (XSHE)	386,900	516
	Dalian Refrigeration Co. Ltd. Class B	1,763,581	515
	Shenzhen Invt Electric Co. Ltd. Class A	844,252	513
*	Guangdong Chaohua Technology Co. Ltd. Class A	809,488	512
*	Hebei Huijin Electromechanical Co. Ltd. Class A	384,300	512
	GITI Tire Corp. Class A	219,400	512
*	China Oil HBP Science & Technology Co. Ltd. Class A	1,184,212	511
	Guangdong Mingzhu Group Co. Ltd. Class A	503,131	510
*	Sanchuan Wisdom Technology Co. Ltd. Class A	814,500	510
	Jinduicheng Molybdenum Co. Ltd. Class A (XSHG)	501,200	509
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A (XSHE)	213,000	509
	Liuzhou Iron & Steel Co. Ltd. Class A (XSHG)	711,900	508
*	Shenzhen Topraysolar Co. Ltd. Class A	1,218,258	508
	China Oil & Gas Group Ltd.	11,707,003	507
	YLZ Information Technology Co. Ltd. Class A	377,700	507
	Beijing Bewinner Communications Co. Ltd. Class A	695,710	506
	Shandong Jinjing Science & Technology Co. Ltd. Class A (XSSC)	1,271,196	506
	Fiyta Holdings Ltd. Class B	681,898	505
	Guangdong Advertising Group Co. Ltd. Class A	1,247,122	505
	Jiangling Motors Corp. Ltd. Class A	234,298	504
	Cosmos Group Co. Ltd. Class A	1,086,000	503
	Shanghai Pret Composites Co. Ltd. Class A (XSEC)	270,793	503
*	Sinopec Shandong Taishan Petroleum Co. Ltd. Class A	728,500	503
	EGing Photovoltaic Technology Co. Ltd. Class A (XSSC)	1,137,674	502
*	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A (XSEC)	101,400	502
	Lingyun Industrial Corp. Ltd. Class A (XSSC)	540,723	501

*	Jiangsu Yinhe Electronics Co. Ltd. Class A	946,533	501
	Yotrio Group Co. Ltd. Class A (XSHE)	994,750	501

40

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Shenzhen Properties & Resources Development Group Ltd. Class A	389,552	501
*	Shenzhen Huakong SEG Co. Ltd. Class A	858,900	501
	Beijing Capital Development Co. Ltd. Class A (XSHG)	428,652	501
*	Konfoong Materials International Co. Ltd. Class A (XSEC)	89,000	501
	Beijing Sifang Automation Co. Ltd. Class A (XSSC)	617,639	496
	Wisesoft Co. Ltd. Class A	247,414	495
	Shanghai Yaoji Technology Co. Ltd. Class A	262,459	495
*	Sichuan Haite High-tech Co. Ltd. Class A (XSHE)	302,880	495
	Henan City Development Environment Co. Ltd.	334,100	494
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	635,080	494
	Aerospace Communications Holding Group Co. Ltd. Class A	442,419	493
	Mingsheng Holdings Co. Ltd. Class A	642,355	492
*	Henan Splendor Science & Technology Co. Ltd. Class A	514,800	492
	Ke Hua Heng Sheng Co. Ltd. Class A	207,200	492
	Sansheng Intellectual Education Technology Co. Ltd. Class A	453,037	490
	Henan Pinggao Electric Co. Ltd. Class A (XSHG)	498,800	489
	Sunward Intelligent Equipment Co. Ltd. Class A (XSEC)	615,520	489
	Jinzhou Port Co. Ltd. Class A	1,144,371	489
	Nanjing Gaoke Co. Ltd. Class A (XSHG)	371,520	489
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSSC)	389,960	489
	Shanghai Environment Group Co. Ltd. Class A (XSSC)	310,089	489
	Eastern Communications Co. Ltd. Class B	912,276	489
*	Shenzhen Zhengtong Electronics Co. Ltd. Class A	449,500	488
*	Berry Genomics Co. Ltd. Class A (XSEC)	111,205	487
	Chengdu CORPRO Technology Co. Ltd. Class A	390,400	486
	Macrolink Culturaltainment Development Co. Ltd. Class A (XSEC)	718,242	486
*	CPT Technology Group Co. Ltd. Class A (XSHE)	1,305,529	486
	Ningxia Qinglong Pipes Industry Co. Ltd. Class A	430,090	485
*	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSHG)	322,800	485
*	Nations Technologies Inc. Class A (XSHE)	521,400	485
	Changshu Tianyin Electromechanical Co. Ltd. Class A	348,793	483
	Besttone Holdings Co. Ltd. Class A (XSSC)	218,900	483
*	Shanghai Yatong Co. Ltd. Class A	511,000	483
	China Meheco Co. Ltd. Class A (XSHG)	260,100	482
	Neway Valve Suzhou Co. Ltd. Class A (XSHG)	251,288	482
*	HNA Innovation Co. Ltd. Class A	1,456,300	482
	Wolong Real Estate Group Co. Ltd. Class A (XSSC)	662,901	482
*	Western Mining Co. Ltd. Class A (XSHG)	613,700	482
	Tahoe Group Co. Ltd. Class A (XSEC)	589,076	482
	Yiwu Huading Nylon Co. Ltd. Class A	990,139	481
	Shenzhen Kaifa Technology Co. Ltd. Class A (XSEC)	332,700	481
*	Leo Group Co. Ltd. Class A (XSEC)	1,715,500	480
	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A	321,020	479
	Zhejiang Communications Technology Co. Ltd. (XSHE)	568,700	479
	Guangzhou Automobile Group Co. Ltd. Class A (XSSC)	293,330	479
*	Zhongshan Broad Ocean Motor Co. Ltd. Class A (XSHE)	893,700	478
*	Jiangsu Yulong Steel Pipe Co. Ltd. Class A	601,600	478
	Shanghai Guangdian Electric Group Co. Ltd. Class A	1,095,200	477
	Chongqing Water Group Co. Ltd. Class A (XSHG)	575,000	477
	Guangzhou Guangri Stock Co. Ltd. Class A (XSSC)	450,352	477
	CTS International Logistics Corp. Ltd. Class A (XSHG)	450,986	476
	Shanghai New Huang Pu Industrial Group Co. Ltd. Class A (XSHG)	474,480	476
	Hangzhou Sunyard System Engineering Co. Ltd. Class A (XSSC)	334,854	475
*	Shenghe Resources Holding Co. Ltd. Class A (XSSC)	404,700	475
	Zhejiang Juhua Co. Ltd. Class A (XSHG)	478,140	474
	Chongqing Gangjiu Co. Ltd. Class A	802,300	474
	SPIC Yuanda Environmental-Protection Co. Ltd. Class A (XSHG)	599,200	474
	Huaren Pharmaceutical Co. Ltd. Class A (XSEC)	856,972	472
	Jiangsu High Hope International Group Corp. Class A (XSHG)	916,300	472
	Shanghai New Huang Pu Industrial Group Co. Ltd. Class A (XSSC)	469,716	471
*	Kinghand Industrial Investment Co. Ltd. Class A	650,000	471
	KPC Pharmaceuticals Inc. Class A (XSHG)	280,088	470
§	Beijing GeoEnviron Engineering & Technology Inc. Class A (XSHG)	326,400	470
	Fujian Star-net Communication Co. Ltd. Class A (XSEC)	105,400	469

41

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Integrated Electronic Systems Lab Co. Ltd. Class A	550,069	469
	Changchun Eurasia Group Co. Ltd. Class A (XSSC)	193,201	466
	Shenzhen Absen Optoelectronic Co. Ltd. Class A	316,981	466
	Jiangxi Hongdu Aviation Industry Co. Ltd. Class A (XSSC)	240,800	465
*,§	Beijing GeoEnviron Engineering & Technology Inc. Class A (XSSC)	323,333	465
*	Shenzhen Tellus Holding Co. Ltd. Class A (XSHE)	159,510	465
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	157,047	464
*	Changyuan Group Ltd. Class A (XSHG)	522,960	464
	Hand Enterprise Solutions Co. Ltd. Class A (XSHE)	327,100	464
	Zhejiang Aokang Shoes Co. Ltd. Class A	359,876	463
	China CYTS Tours Holding Co. Ltd. Class A (XSHG)	269,300	463
	Dongfang Electric Corp. Ltd. Class A (XSHG)	368,700	463
	Bros Eastern Co. Ltd. Class A (XSHG)	778,810	462
	Zhengzhou Sino Crystal Diamond Co. Ltd. Class A	944,451	462
*	Henan Yinge Industrial Investment Holding Co. Ltd. Class A	1,222,760	462
	Haitong Securities Co. Ltd. Class A (XSHG)	230,600	462
*	Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSSC)	856,653	461
	Tongyu Heavy Industry Co. Ltd. Class A	1,830,957	460
	Shandong Homey Aquatic Development Co. Ltd. Class A	1,296,098	460
*	Shanghai Jiaoda Onlly Co. Ltd. Class A	651,750	460
	Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSHG)	179,100	459
	Shenzhen Gongjin Electronics Co. Ltd. Class A (XSSC)	263,048	458
	Xiamen King Long Motor Group Co. Ltd. Class A	458,046	457
	Shenzhen ESUN Display Co. Ltd. Class A	126,526	457
	Sichuan Yahua Industrial Group Co. Ltd. Class A	545,100	456
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	451,100	455
	Cinda Real Estate Co. Ltd. Class A (XSHG)	837,122	455
	Misho Ecology & Landscape Co. Ltd. Class A (XSHE)	266,900	455
*	Liaoning SG Automotive Group Co. Ltd. Class A	926,034	455
	Guizhou Jiulian Industrial Explosive Material Development Co. Ltd. Class A	454,501	454
	Shandong Lukang Pharma Class A	518,290	454
	Wuhan Jingce Electronic Group Co. Ltd. Class A (XSHE)	82,677	453
	DeHua TB New Decoration Materials Co. Ltd. Class A	595,750	452
	China High Speed Railway Technology Co. Ltd. Class A (XSEC)	927,400	452
	KingClean Electric Co. Ltd. Class A	150,000	451
	Henan Pinggao Electric Co. Ltd. Class A (XSSC)	459,114	450
*	Advanced Technology & Materials Co. Ltd. Class A (XSHE)	501,000	450
	Hongbaoli Group Corp. Ltd. Class A	714,859	450
	Shanghai Huayi Group Co. Ltd. Class A (XSHG)	449,976	450
	Henan Yuguang Gold & Lead Co. Ltd. Class A (XSHG)	710,800	448
*	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	600,285	447
	Hangjin Technology Co. Ltd. Class A (XSEC)	375,800	446
	Tangshan Jidong Cement Co. Ltd. Class A (XSEC)	225,100	446
	Yueyang Forest & Paper Co. Ltd. Class A (XSHG)	737,600	446
*	Infund Holding Co. Ltd.	873,334	446
*	Baotou Huazi Industry Co. Ltd. Class A	606,000	445
	Beijing Hualian Department Store Co. Ltd. Class A (XSHE)	1,344,700	445
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A (XSEC)	103,050	444
	Motic Xiamen Electric Group Co. Ltd. Class A	446,829	444
*	Shen Zhen Mindata Holding Co. Ltd. Class A	424,200	442
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A (XSHE)	102,221	441
*	Ligeance Aerospace Technology Co. Ltd. Class A (XSHE)	265,566	441
	Chengdu Wintrue Holding Co. Ltd. Class A	657,370	441
	Shantui Construction Machinery Co. Ltd. Class A	909,635	440
	Changchun Eurasia Group Co. Ltd. Class A (XSHG)	182,041	440
	Orient International Enterprise Ltd. Class A (XSHG)	236,900	439
	Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	524,621	438
	Guangzhou Holike Creative Home Co. Ltd. Class A (XSHG)	220,658	438
	Gansu Qilianshan Cement Group Co. Ltd. Class A (XSHG)	306,100	436
*	Anhui Tongfeng Electronics Co. Ltd. Class A	924,200	436
	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	267,742	436
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A (XSEC)	350,250	435
	Jiangsu General Science Technology Co. Ltd. Class A	513,200	435

*	Ligeance Aerospace Technology Co. Ltd. Class A (XSEC)	262,000	435

42

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
*	GuangDong PaiSheng Intelligent Technology Co. Ltd. Class A	331,713	434
*	Youngy Co. Ltd. Class A	183,076	434
*	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSHG)	534,800	433
*	Cangzhou Dahua Co. Ltd. Class A	305,520	433
*	Estun Automation Co. Ltd. Class A (XSEC)	356,900	433
	Nanjing Xinlian Electronics Co. Ltd. Class A	771,541	433
	Henan Senyuan Electric Co. Ltd. Class A (XSEC)	427,000	432
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A (XSSC)	404,858	432
	STO Express Co. Ltd. Class A (XSEC)	147,399	432
*	Guangxi Radio and Television Information Network Corp. Ltd. Class A	806,202	431
	Weichai Heavy Machinery Co. Ltd. Class A	398,324	431
	Shanghai Shenda Co. Ltd. Class A (XSSC)	481,693	430
*	Guizhou Gas Group Corp. Ltd. Class A (XSSC)	184,400	430
	Qinhuangdao Port Co. Ltd. Class A (XSSC)	931,800	429
	Anhui Heli Co. Ltd. Class A (XSHG)	333,240	429
	CITIC Heavy Industries Co. Ltd. Class A (XSSC)	831,227	426
*	Datong Coal Industry Co. Ltd. Class A (XSHG)	721,035	426
	Zhejiang Medicine Co. Ltd. Class A (XSSC)	263,500	425
	Whirlpool China Co. Ltd. Class A	599,150	425
	Maanshan Iron & Steel Co. Ltd. Class A (XSHG)	1,120,600	423
	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A (XSEC)	308,800	423
	Saurer Intelligent Technology Co. Ltd. Class A (XSHG)	449,600	423
*	Sinosun Technology Co. Ltd. Class A	271,600	422
*	Tianjin Hi-Tech Development Co. Ltd. Class A	766,902	422
	China World Trade Center Co. Ltd. Class A (XSHG)	172,500	422
	PKU Healthcare Corp. Ltd. Class A	476,696	422
*	Western Region Gold Co. Ltd. Class A (XSSC)	206,400	421
	Shenzhen Selen Science & Technology Co. Ltd. Class A (XSHE)	550,000	420
	Shanghai Lansheng Corp. Class A (XSSC)	238,891	420
	Digital China Information Service Co. Ltd. Class A (XSEC)	219,200	420
	Shanghai Maling Aquarius Co. Ltd. Class A (XSSC)	325,098	420
	Hangzhou Cable Co. Ltd. Class A	505,100	419
*	Xining Special Steel Co. Ltd. Class A	906,600	418
*	Jiangsu Aoyang Health Industry Co. Ltd. Class A	784,900	418
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSSC)	489,203	418
	Shanghai Maling Aquarius Co. Ltd. Class A (XSHG)	323,200	417
	Jiangsu Guotai International Group Guomao Co. Ltd. Class A (XSHE)	550,290	417
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	591,250	416
	Anhui Zhongding Sealing Parts Co. Ltd. Class A (XSEC)	340,400	415
*	Shandong Shengli Co. Class A	821,977	415
	AECC Aero-Engine Control Co. Ltd. Class A (XSEC)	212,300	414
*	Sichuan Haite High-tech Co. Ltd. Class A (XSEC)	252,900	413
	Lanzhou Great Wall Electrical Co. Ltd. Class A	584,000	413
*	Zhongtong Bus Holding Co. Ltd. Class A	470,700	413
*	Henan Yuneng Holdings Co. Ltd. Class A	829,200	412
	Ningbo Tuopu Group Co. Ltd. Class A (XSHG)	231,855	412
	Sino Wealth Electronic Ltd. Class A (XSEC)	119,926	411
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class A (XSSC)	280,900	410
*	Lander Sports Development Co. Ltd. Class A	912,050	409
*	Huludao Zinc Industry Co. Class A	943,200	408
*	Unilumin Group Co. Ltd. Class A (XSEC)	324,100	408
*	Kingenta Ecological Engineering Group Co. Ltd. Class A (XSEC)	987,507	408
	Tunghsu Azure Renewable Energy Co. Ltd. Class A (XSHE)	597,100	408
	Ningbo Yunsheng Co. Ltd. Class A (XSSC)	492,931	407
	Maoye Commericial Co. Ltd. Class A (XSHG)	591,127	407
	Hubei Energy Group Co. Ltd. Class A (XSEC)	703,490	406
*	Shenzhen Selen Science & Technology Co. Ltd. Class A (XSEC)	531,448	406
	Greatoo Intelligent Equipment Inc.	1,407,600	406
	Betta Pharmaceuticals Co. Ltd. Class A (XSHE)	53,200	405
*	Chongqing Yukaifa Co. Ltd. Class A	731,800	405
	Shenzhen Ysstech Info-tech Co. Ltd. Class A (XSEC)	235,000	404
	South Huiton Co. Ltd. Class A	423,300	403
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	835,797	403
*	Wuxi Boton Technology Co. Ltd. Class A	231,504	402

43

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Hongbo Co. Ltd. Class A	456,950	402
*	Shenzhen Fountain Corp. Class A	936,700	402
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A (XSEC)	658,856	400
*	Shanghai Dragon Corp. Class A	364,000	400
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	399,728	400
	ChangjiangRunfa Health Industry Co. Ltd. Class A	680,199	399
	Guangzhou Development Group Inc. Class A (XSHG)	427,000	398
	Shenzhen Minkave Technology Co. Ltd. Class A	309,890	398
	Western Region Gold Co. Ltd. Class A (XSHG)	194,400	397
	Avic Aviation High-Technology Co. Ltd. Class A (XSSC)	300,067	397
	Longmaster Information & Technology Co. Ltd. Class A	246,300	397
*	Harbin Pharmaceutical Group Co. Ltd. Class A (XSHG)	739,354	396
	Zhejiang Hangmin Co. Ltd. Class A (XSHG)	461,245	396
	Huadong Medicine Co. Ltd. Class A (XSEC)	106,600	395
	Chongqing Dima Industry Co. Ltd. Class A (XSHG)	868,700	395
	Shanghai New World Co. Ltd. Class A (XSSC)	314,400	393
	CTS International Logistics Corp. Ltd. Class A (XSSC)	370,600	391
	Jangho Group Co. Ltd. Class A (XSHG)	348,300	391
	ZhongYeDa Electric Co. Ltd. Class A	395,000	391
	Shanxi Blue Flame Holding Co. Ltd. Class A (XSHE)	246,440	390
*	SGIS Songshan Co. Ltd. Class A (XSHE)	794,400	389
	Guangdong Delian Group Co. Ltd. Class A	634,135	389
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSHG)	294,624	388
	Estun Automation Co. Ltd. Class A (XSHE)	320,100	388
	Shenzhen Click Technology Co. Ltd. Class A	257,800	388
*	Shanghai STEP Electric Corp. Class A	503,347	387
	Guangdong Rongtai Industry Co. Ltd. Class A	540,200	387
*	Changzheng Engineering Co. Ltd. Class A (XSSC)	223,016	386
	Henan Senyuan Electric Co. Ltd. Class A (XSHE)	379,562	384
	Sinochem International Corp. Class A (XSHG)	539,110	384
*	Rastar Group Class A (XSHE)	558,700	384
	Shinva Medical Instrument Co. Ltd. Class A (XSHG)	184,248	384
	AECC Aero-Engine Control Co. Ltd. Class A (XSHE)	196,500	384
*	Nanjing Huadong Electronics Information & Technology Co. Ltd. Class A	1,322,852	383
	Xiwang Foodstuffs Co. Ltd. Class A (XSHE)	600,740	383
	Beijing Hualian Department Store Co. Ltd. Class A (XSEC)	1,155,081	382
*	Ningbo Bird Co. Ltd. Class A	774,100	382
	Valiant Co. Ltd. Class A (XSEC)	212,300	381
	China High Speed Railway Technology Co. Ltd. Class A (XSHE)	782,197	381
	Yifan Pharmaceutical Co. Ltd. Class A (XSEC)	205,100	380
*	Ecovacs Robotics Co. Ltd. Class A (XSSC)	134,000	380
*	Shenzhen Kinwong Electronic Co. Ltd. Class A (XSSC)	61,980	379
*	Shandong Humon Smelting Co. Ltd. Class A (XSEC)	212,200	379
*	Shenzhen Fenda Technology Co. Ltd. Class A (XSEC)	656,357	379
	Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A (XSHG)	422,660	378
	Shanghai Join Buy Co. Ltd. Class A	421,900	378
	Citychamp Dartong Co. Ltd. Class A (XSHG)	668,700	378
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A (XSHE)	898,744	378
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (XSEC)	515,756	377
	Aerospace Hi-Tech Holdings Grp Ltd. Class A (XSHE)	244,480	377
*	Mesnac Co. Ltd. Class A	567,589	376
*	Nanyang Topsec Technologies Group Inc. Class A (XSEC)	164,300	375
	Skyworth Digital Co. Ltd. Class A (XSEC)	262,900	375
*	Beijing Philisense Technology Co. Ltd. Class A (XSHE)	619,200	374
	Bank of Chengdu Co. Ltd. Class A (XSSC)	312,100	374
	Rizhao Port Co. Ltd. Class A (XSSC)	912,650	373
*	Beiqi Foton Motor Co. Ltd. Class A (XSSC)	1,333,709	373
*	Beijing Jiaxun Feihong Electrical Co. Ltd. Class A	397,000	373
	China Railway Tielong Container Logistics Co. Ltd. Class A (XSHG)	450,150	373
*	Beijing Jetsen Technology Co. Ltd. Class A (XSHE)	680,212	373
	Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSHG)	178,938	372
*	New Huadu Supercenter Co. Ltd. Class A	589,800	372

*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A (XSHG)	534,301	372
	Hubei Broadcasting & Television Information Network Co. Ltd. Class A (XSHE)	521,920	371

44

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Zhejiang Yankon Group Co. Ltd. Class A (XSHG)	625,675	370
	Guangzhou Zhiguang Electric Co. Ltd. Class A (XSEC)	377,400	370
*	China Chengtong Development Group Ltd.	14,887,007	370
	Northeast Securities Co. Ltd. Class A (XSEC)	315,900	368
	Yunnan Chihong Zinc & Germanium Co. Ltd. Class A	604,980	368
	Duzhe Publishing & Media Co. Ltd. Class A	441,400	367
	Jishi Media Co. Ltd. Class A (XSSC)	1,259,300	367
*	Guangdong Weihua Corp. Class A	366,774	366
*	Xiangtan Electric Manufacturing Co. Ltd. Class A (XSSC)	344,549	366
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	846,000	365
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	562,085	365
	Guangxi Guidong Electric Power Co. Ltd. Class A	616,200	364
*	Huizhou Desay Sv Automotive Co. Ltd. Class A (XSEC)	102,300	364
	Xiamen Xindeco Ltd. Class A	486,051	363
*	Shanghai Jielong Industry Group Corp. Ltd. Class A	639,600	363
*	Dongguan Kingsun Optoelectronic Co. Ltd. Class A	806,250	362
*	Shenzhen MTC Co. Ltd. Class A (XSEC)	862,600	362
*	TianGuang ZhongMao Co. Ltd. Class A (XSHE)	1,696,512	361
*	Will Semiconductor Ltd. Class A (XSSC)	23,100	361
*	Luenmei Quantum Co. Ltd. Class A (XSSC)	224,642	360
*	Shanghai DragonNet Technology Co. Ltd. Class A	269,201	359
	Sichuan EM Technology Co. Ltd. Class A (XSHG)	537,500	359
*	Shanghai Rongtai Health Technology Corp. Ltd. Class A	88,500	358
	Xiamen ITG Group Corp. Ltd. Class A (XSHG)	348,100	358
*	Inner Mongolia Xingye Mining Co. Ltd. Class A (XSEC)	503,000	358
*	Jinhong Holding Group Co. Ltd. Class A	521,325	358
*	LandOcean Energy Services Co. Ltd. Class A	599,400	357
	Sanlux Co. Ltd. Class A	412,600	357
*	Shanghai Weaver Network Co. Ltd. Class A (XSSC)	39,200	356
*	Zhejiang Satellite Petrochemical Co. Ltd. Class A (XSEC)	189,100	356
	Shenzhen Aisidi Co. Ltd. Class A	422,520	355
	MYS Group Co. Ltd. (XSEC)	412,525	355
	Changzhou Qianhong Biopharma Co. Ltd. Class A (XSEC)	553,950	355
	China Wafer Level CSP Co. Ltd. Class A (XSHG)	113,300	354
*	Dasheng Times Cultural Investment Co. Ltd. Class A	464,000	354
*	Shanghai Yanhua Smartech Group Co. Ltd. Class A	704,400	353
	Zhuhai Hokai Medical Instruments Co. Ltd. Class A	479,832	352
*	Guangzhou Hangxin Aviation Technology Co. Ltd. Class A	155,300	352
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A (XSEC)	76,000	352
	Xiamen Faratronic Co. Ltd. Class A (XSHG)	58,248	352
*	Shenzhen Textile Holdings Co. Ltd. Class A	361,875	352
*	Shanghai Amarsoft Information & Technology Co. Ltd. Class A	123,100	352
*	Liaoning Cheng Da Co. Ltd. Class A (XSHG)	176,400	351
	Ningbo Peacebird Fashion Co. Ltd. Class A (XSHG)	175,698	351
*	Sichuan Xun You Network Technology Co. Ltd. Class A (XSHE)	152,900	350
	Grinm Advanced Materials Co. Ltd. Class A (XSHG)	241,500	350
*	Yihua Healthcare Co. Ltd. Class A (XSHE)	495,958	350
	Wuhu Token Science Co. Ltd. Class A (XSEC)	354,983	350
	Zhuzhou Times New Material Technology Co. Ltd. Class A (XSSC)	348,522	350
*	Xiangtan Electric Manufacturing Co. Ltd. Class A (XSHG)	328,934	350
	CMST Development Co. Ltd. Class A (XSHG)	467,300	349
*	Tianjin Guangyu Development Co. Ltd. Class A (XSEC)	355,697	348
	Luxin Venture Capital Group Co. Ltd. Class A (XSSC)	165,708	348
*	SGIS Songshan Co. Ltd. Class A (XSEC)	711,200	348
	Fujian Longking Co. Ltd. Class A (XSHG)	245,222	348
*	CITIC Guoan Information Industry Co. Ltd. Class A (XSEC)	709,120	348
	Guangdong HEC Technology Holding Co. Ltd. Class A (XSSC)	328,360	348
	Shenzhen Glory Medical Co. Ltd. Class A	528,222	348
	Tibet Urban Development and Investment Co. Ltd. Class A (XSHG)	444,170	347
	Wuhan Guide Infrared Co. Ltd. Class A (XSEC)	112,030	346
	Everyday Network Co. Ltd. Class A	206,800	346
*	Jiangxi Special Electric Motor Co. Ltd. Class A (XSHE)	704,500	346
	Hongfa Technology Co. Ltd. Class A (XSSC)	95,640	343
	Zhejiang Hangmin Co. Ltd. Class A (XSSC)	398,739	342

45

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Hunan Nanling Industry Explosive Material Co. Ltd. Class A	413,559	342
	Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSSC)	106,168	341
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSHG)	319,000	341
*	Royal Group Co. Ltd. Class A	593,878	340
*	Jiangsu Yueda Investment Co. Ltd. Class A (XSSC)	486,700	339
	Sunward Intelligent Equipment Co. Ltd. Class A (XSHE)	424,600	338
*	China Tungsten And Hightech Materials Co. Ltd. Class A	363,860	337
	Qinhuangdao Port Co. Ltd. Class A (XSHG)	729,500	336
	Sufa Technology Industry Co. Ltd. CNNC Class A	190,700	335
*	Keda Clean Energy Co. Ltd. Class A (XSHG)	591,200	333
*	Longhua Technology Group Luoyang Co. Ltd. Class A	538,600	333
	Jiangsu Aucksun Co. Ltd. Class A	653,250	331
	ZYNP Corp. Class A	447,900	330
	Guangdong Zhengye Technology Co. Ltd. Class A	286,236	330
	China Grand Automotive Services Co. Ltd. Class A (XSHG)	640,770	328
*	Far East Smarter Energy Co. Ltd. Class A (XSHG)	455,060	328
	Shanghai Chinafortune Co. Ltd. Class A (XSHG)	165,500	328
	Xinjiang Yilite Industry Co. Ltd. Class A (XSSC)	148,688	328
*	Guangdong Shunna Electric Co. Ltd. Class A	864,971	328
	Henan Rebecca Hair Products Co. Ltd. Class A (XSSC)	687,794	328
	Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSHG)	312,720	328
	Shandong Sunway Petrochemical Engineering Co. Ltd. Class A	577,700	327
	Neway Valve Suzhou Co. Ltd. Class A (XSSC)	170,321	327
	Zhejiang Jingxing Paper JSC Ltd. Class A	756,000	326
*	Zhejiang Communications Technology Co. Ltd. (XSEC)	386,700	326
*	Qinchuan Machine Tool & Tool Group Co. Ltd. Class A	549,605	325
*	Xingmin Intelligent Transportation Systems Group Co. Ltd. Class A	371,526	325
	Shandong Chenming Paper Holdings Ltd. Class A (XSEC)	474,741	324
*	Loncin Motor Co. Ltd. Class A (XSSC)	645,000	324
*	Shenzhen Noposion Agrochemicals Co. Ltd. Class A (XSHE)	383,200	324
	Simei Media Co. Ltd. Class A	345,237	323
*	Sichuan Hebang Biotechnology Co. Ltd. Class A (XSHG)	1,495,340	323
	Shanghai Industrial Development Co. Ltd. Class A (XSHG)	357,890	323
	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSHG)	186,000	322
	Guizhou Red Star Developing Co. Ltd. Class A	321,100	322
*	V V Food & Beverage Co. Ltd. Class A (XSSC)	772,770	322
	Deluxe Family Co. Ltd. Class A (XSHG)	717,500	321
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A (XSHE)	164,114	320
	Focused Photonics Hangzhou Inc. Class A (XSHE)	143,400	319
*	Yihua Healthcare Co. Ltd. Class A (XSEC)	452,475	319
*	IReader Technology Co. Ltd. Class A (XSSC)	157,900	319
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSHG)	435,200	319
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSSC)	1,061,671	318
*	Ningbo Cixing Co. Ltd. Class A	470,900	317
*	Shaanxi J&R Optimum Energy Co. Ltd. Class A (XSHE)	1,478,568	317
	Zhejiang Wanma Co. Ltd. Class A (XSHE)	383,972	317
	Shenzhen Silver Basis Technology Co. Ltd. Class A	266,346	317
	Ninestar Corp. Class A (XSEC)	79,800	317
	Citic Offshore Helicopter Co. Ltd. Class A	296,000	316
*	Jinzhou Cihang Group Co. Ltd. Class A	1,189,728	316
*	Zhejiang Vie Science & Technology Co. Ltd. Class A	336,000	316
	YongXing Special Materials Technology Co. Ltd. Class A	154,468	315
*	FSPG Hi-Tech Co. Ltd. Class A	556,700	315
	Long Yuan Construction Group Co. Ltd. Class A (XSHG)	281,700	315
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A (XSSC)	241,888	315
*	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	251,570	314
	Xiamen Tungsten Co. Ltd. Class A (XSHG)	174,200	314
	China Hi-Tech Group Co. Class A (XSHG)	449,600	313
*	Dashang Co. Ltd. Class A (XSHG)	84,700	313
*	Keda Clean Energy Co. Ltd. Class A (XSSC)	554,600	313
*	Aerosun Corp. Class A (XSSC)	276,162	312
*	Jiangsu Dagang Co. Ltd. Class A	423,089	312
	Zhonglu Co. Ltd. Class A (XSSC)	189,037	312
	Shanxi Guoxin Energy Corp. Ltd. Class A (XSHG)	434,126	311

46

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Shanghai Belling Co. Ltd. Class A (XSHG)	143,000	311
	Konka Group Co. Ltd. Class A (XSHE)	535,900	311
*	Hainan Mining Co. Ltd. Class A (XSHG)	388,000	310
*	Shandong Meichen Ecology & Environment Co. Ltd. Class A (XSHE)	804,420	309
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A (XSHE)	683,920	309
	Hubei Century Network Technology Co. Ltd. Class A	181,300	308
*	First Tractor Co. Ltd. Class A (XSHG)	352,300	307
	Chongqing Sansheng Industrial Co. Ltd. Class A	356,000	307
	Shenzhen Expressway Co. Ltd. Class A (XSHG)	206,700	307
	Sinoma International Engineering Co. Class A (XSHG)	361,650	306
	Changying Xinzhi Technology Co. Ltd. Class A	147,800	305
*	Rongan Property Co. Ltd. Class A (XSHE)	814,200	305
	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSSC)	236,600	304
*	Shanghai Metersbonwe Fashion & Accessories Co. Ltd. Class A	926,300	304
	Red Avenue New Materials Group Co. Ltd. Class A (XSSC)	123,300	303
*	Beijing HualuBaina Film & TV Co. Ltd. Class A (XSHE)	385,200	303
*	Linzhou Heavy Machinery Group Co. Ltd. Class A	695,460	302
	Shanghai New World Co. Ltd. Class A (XSHG)	241,200	302
*	CPT Technology Group Co. Ltd. Class A (XSEC)	810,600	301
	Juli Sling Co. Ltd. Class A	686,926	301
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A (XSEC)	222,700	301
	Shenzhen Hongtao Group Co. Ltd. Class A	691,360	300
	Jinxi Axle Co. Ltd. Class A (XSSC)	501,211	300
	Zhejiang Hailiang Co. Ltd. Class A (XSEC)	214,167	300
	China Pacific Insurance Group Co. Ltd. Class A (XSHG)	61,300	300
*	Bestway Marine & Energy Technology Co. Ltd. Class A	706,350	300
*	Fujian Dongbai Group Co. Ltd. Class A (XSSC)	401,500	299
	Hisense Electric Co. Ltd. Class A (XSHG)	229,200	299
*	Vtron Group Co. Ltd. Class A	468,923	299
*	Nanjing Quanxin Cable Technology Co. Ltd. Class A	205,630	298
*	Qinghai Spring Medicinal Resources Technology Co. Ltd. Class A	388,781	298
*	Beijing Philisense Technology Co. Ltd. Class A (XSEC)	492,033	297
	Rastar Group Class A (XSEC)	431,500	296
*	Sichuan Western Resources Holding Co. Ltd. Class A	662,400	296
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSHG)	294,500	295
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (XSEC)	314,400	295
	Guoxuan High-Tech Co. Ltd. (XSEC)	169,700	295
	Gansu Yasheng Industrial Group Co. Ltd. Class A (XSSC)	721,600	294
	Central China Securities Co. Ltd. Class A (XSSC)	427,300	294
*	Zhe Jiang Kangsheng Co. Ltd. Class A (XSEC)	841,000	294
*	China Singyes Solar Technologies Holdings Ltd.	2,645,675	294
	China Television Media Ltd. Class A (XSSC)	155,437	294
	Beijing Haohua Energy Resource Co. Ltd. Class A (XSSC)	386,714	293
	Sichuan Changhong Electric Co. Ltd. Class A (XSSC)	787,438	293
	Guomai Technologies Inc. Class A (XSEC)	238,886	293
*	Beijing Teamsun Technology Co. Ltd. Class A (XSHG)	180,320	292
*	Tempus Global Business Service Holding Ltd. Class A (XSHE)	421,861	292
*	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A (XSHE)	59,000	292
*	Nanjing Central Emporium Class A (XSSC)	693,445	291
	China Harzone Industry Corp. Ltd. Class A (XSHE)	192,543	291
*	Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSSC)	602,466	291
*	Shenzhen Liantronics Co. Ltd. Class A	525,023	291
*	Kingnet Network Co. Ltd. Class A (XSEC)	783,500	289
	Sunstone Development Co. Ltd. Class A	202,300	289
*	Lifan Industry Group Co. Ltd. Class A (XSHG)	674,200	289
*	North Navigation Control Technology Co. Ltd. Class A (XSHG)	256,600	289
*	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A (XSHE)	651,251	288
*	Shanghai Lonyer Fuels Co. Ltd. Class A	230,500	288
*	China Merchants Energy Shipping Co. Ltd. Class A (XSSC)	367,000	287
*	Dashang Co. Ltd. Class A (XSSC)	77,700	287
	Guangdong Xinhui Meida Nylon Co. Ltd. Class A	579,600	287
	Huafa Industrial Co. Ltd. Zhuhai Class A (XSHG)	276,840	286
*	Shenzhen Noposion Agrochemicals Co. Ltd. Class A (XSEC)	338,500	286
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A (XSHG)	683,200	285

47

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Changchai Co. Ltd. Class B	954,342	285
	Glarun Technology Co. Ltd. Class A (XSHG)	137,358	284
	Xinjiang Joinworld Co. Ltd. Class A (XSHG)	446,160	284
	Dongjiang Environmental Co. Ltd.	340,071	284
*	Elefirst Science & Technology Co. Ltd. Class A	319,487	284
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A (XSHG)	332,200	284
*	Guangzhou Shangpin Home Collection Co. Ltd. Class A (XSEC)	27,699	283
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A (XSHG)	141,500	283
	Hunan Investment Group Co. Ltd. Class A	490,600	283
*	Talkweb Information System Co. Ltd. Class A (XSEC)	314,007	283
	Shenzhen World Union Group Inc. Class A (XSEC)	570,105	282
	Hexing Electrical Co. Ltd. Class A (XSHG)	120,021	282
	Orient International Enterprise Ltd. Class A (XSSC)	151,830	282
	Shandong Wohua Pharmaceutical Co. Ltd. Class A	238,400	280
*	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSHG)	557,401	280
*	Guangdong Sunwill Precising Plastic Co. Ltd. Class A	618,660	280
	Yueyang Xingchang Petrochemical Class A	240,400	280
*	Shenzhen Changhong Technology Co. Ltd. Class A	250,200	279
	Tianqi Lithium Corp. Class A (XSEC)	77,810	278
	Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSSC)	533,520	277
	Jinfa Labi Maternity & Baby Articles Co. Ltd. Class A	345,345	276
*	Asymchem Laboratories Tianjin Co. Ltd. Class A (XSEC)	15,228	276
	Shaanxi Broadcast & TV Network Intermediary Group Co. Ltd. Class A (XSHG)	217,500	276
*	Henan Huanghe Whirlwind Co. Ltd. Class A (XSSC)	664,380	275
*	Zhejiang Founder Motor Co. Ltd. Class A	378,586	275
	First Capital Securities Co. Ltd. Class A (XSEC)	290,700	275
	Shanghai Qiangsheng Holding Co. Ltd. Class A (XSHG)	395,000	274
*	Nanjing Securities Co. Ltd. Class A (XSSC)	237,400	273
	Jiangmen Kanhoo Industry Co. Ltd. Class A	161,317	273
*	Hybrid Kinetic Group Ltd.	164,080,956	272
*	Guizhou Salvage Pharmaceutical Co. Ltd. Class A	836,100	272
	Hunan Gold Corp. Ltd. Class A (XSEC)	251,000	272
	China Baoan Group Co. Ltd. Class A (XSEC)	418,120	271
*	Hanyu Group Joint-Stock Co. Ltd. Class A	366,370	270
	China Molybdenum Co. Ltd. Class A (XSHG)	558,700	270
*	Bode Energy Equipment Co. Ltd. Class A	260,758	269
*	Shenzhen Mason Technologies Co. Ltd. Class A	477,100	269
	Zhuzhou Times New Material Technology Co. Ltd. Class A (XSHG)	267,900	269
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSHG)	558,122	269
	Konka Group Co. Ltd. Class A (XSEC)	462,000	268
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	458,800	267
	Tibet Summit Resources Co. Ltd. Class A (XSSC)	186,832	267
	Time Publishing and Media Co. Ltd. Class A (XSSC)	239,408	267
*	Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	482,514	264
*	Tibet Mineral Development Co. Class A	291,700	264
	Shanghai Zhezhong Group Co. Ltd. Class A	165,900	263
*	Beijing Dinghan Technology Group Co. Ltd. Class A	320,100	263
*	Hubei Mailyard Share Co. Ltd. Class A	259,600	261
	COSCO SHIPPING Development Co. Ltd. Class A (XSSC)	730,576	258
	Sichuan Languang Development Co. Ltd. Class A (XSSC)	283,172	257
*	Shenzhen SC New Energy Technology Corp. Class A (XSEC)	54,100	257
	Oceanwide Holdings Co. Ltd. Class A (XSEC)	411,900	256
	Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A (XSEC)	317,700	256
*	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	385,700	254
	Xinjiang Tianye Co. Ltd. Class A (XSHG)	370,020	254
	Sinoma Science & Technology Co. Ltd. Class A (XSEC)	191,500	254
*	Jiangsu Wuzhong Industrial Co. Class A (XSSC)	359,939	253
	Huaxin Cement Co. Ltd. Class A (XSHG)	92,260	253
	Chengdu Taihe Health Technology Group Inc. Ltd. Class A	404,571	252
	Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSSC)	333,800	251
	Jiangsu Wanlin Modern Logistics Co. Ltd. Class A	460,880	251
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A (XSSC)	103,883	250
*	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A (XSSC)	80,000	250

*	Wuxi Hodgen Technology Co. Ltd. Class A	342,521	250

48

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
*	KAISA JiaYun Technology Inc. Class A	479,920	250
*	Tangel Publishing Co. Ltd. Class A	408,820	249
*	JC Finance & Tax Interconnect Holdings Ltd. Class A (XSEC)	178,200	249
	Founder Technology Group Corp. Class A (XSHG)	533,300	248
*	Nations Technologies Inc. Class A (XSEC)	266,700	248
*	Qianjiang Water Resources Development Co. Ltd. Class A	186,351	248
	Air China Ltd. Class A (XSSC)	209,538	247
*	Xiamen 35.com Technology Co. Ltd. Class A	289,600	247
	Yotrio Group Co. Ltd. Class A (XSEC)	488,100	246
	Ningbo Sanxing Medical Electric Co. Ltd. Class A (XSHG)	258,500	246
	China Greatwall Technology Group Co. Ltd. Class A (XSEC)	119,000	245
	Yueyang Forest & Paper Co. Ltd. Class A (XSSC)	402,600	243
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A (XSEC)	160,900	243
*	Zotye Automobile Co. Ltd. Class A	595,200	242
	Sino-Platinum Metals Co. Ltd. Class A (XSHG)	114,075	241
*	Guangzhou Zhiguang Electric Co. Ltd. Class A (XSHE)	246,000	241
*	Zhe Jiang Kangsheng Co. Ltd. Class A (XSHE)	688,800	241
	China Coal Energy Co. Ltd. Class A (XSHG)	361,900	241
	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSSC)	138,800	240
	Hangjin Technology Co. Ltd. Class A (XSHE)	202,350	240
	Guangzhou Tinci Materials Technology Co. Ltd. Class A (XSEC)	100,100	240
*	Liuzhou Iron & Steel Co. Ltd. Class A (XSSC)	335,500	240
	Zhejiang Ming Jewelry Co. Ltd. Class A	328,100	239
	Ningbo David Medical Device Co. Ltd. Class A	182,500	239
	Huadian Heavy Industries Co. Ltd. Class A (XSHG)	414,676	238
	Yihua Lifestyle Technology Co. Ltd. Class A	526,699	238
	China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd. Class A (XSEC)	412,400	238
*	CSSC Offshore and Marine Engineering Group Co. Ltd. Class A (XSHG)	107,500	238
	Beijing WKW Automotive Parts Co. Ltd. Class A	652,976	238
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A (XSSC)	333,600	237
*	Dr Peng Telecom & Media Group Co. Ltd. Class A (XSHG)	257,100	237
*	Xinjiang Tianye Co. Ltd. Class A (XSSC)	345,853	237
	Jiangsu Yunyi Electric Co. Ltd. Class A	452,540	237
	Beijing Bashi Media Co. Ltd. Class A (XSSC)	439,434	237
*	Zhejiang Jingu Co. Ltd. Class A (XSEC)	214,640	237
	Keda Group Co. Ltd. Class A (XSSC)	315,140	236
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class A (XSHG)	161,800	236
*	Beijing Interact Technology Co. Ltd. Class A	269,800	236
*	Andon Health Co. Ltd. Class A	324,156	235
2	Fuyao Glass Industry Group Co. Ltd.	82,952	234
*	Rongan Property Co. Ltd. Class A (XSEC)	623,500	234
	Ningbo Huaxiang Electronic Co. Ltd. Class A (XSEC)	117,500	233
	Jason Furniture Hangzhou Co. Ltd. Class A (XSSC)	45,900	232
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSHG)	590,400	230
*	Triumph Science & Technology Co. Ltd. Class A (XSSC)	309,550	230
	Shenzhen Prolto Supply Chain Management Co. Ltd. Class A	193,329	229
	Ningbo Shanshan Co. Ltd. Class A (XSHG)	159,200	228
	Do-Fluoride Chemicals Co. Ltd. Class A (XSEC)	142,500	227
	Yabao Pharmaceutical Group Co. Ltd. Class A (XSHG)	270,400	225
*	Loncin Motor Co. Ltd. Class A (XSHG)	448,250	225
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	270,600	225
*	Qtone Education Group Guandong Ltd. Class A	296,692	225
	Yunda Holding Co. Ltd. Class A (XSEC)	48,093	225
*	Shandong Meichen Ecology & Environment Co. Ltd. Class A (XSEC)	584,000	225
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A (XSEC)	87,300	224
	Zhejiang Yongtai Technology Co. Ltd. Class A (XSEC)	194,987	224
*	Porton Pharma Solutions Ltd. Class A (XSHE)	115,800	224
*	Truking Technology Ltd. Class A	238,000	223
*	Sichuan Xun You Network Technology Co. Ltd. Class A (XSEC)	97,194	223
*	Zhejiang Talent Television & Film Co. Ltd. Class A	271,176	222
*	V V Food & Beverage Co. Ltd. Class A (XSHG)	532,402	222
*	Shandong Publishing & Media Co. Ltd. Class A (XSSC)	223,000	222
	Beijing Gehua CATV Network Co. Ltd. Class A (XSSC)	173,800	221

49

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Xinjiang Tianfu Energy Co. Ltd. Class A (XSHG)	425,800	221
	Shanghai Yimin Commerce Group Co. Ltd. Class A (XSHG)	457,500	221
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A (XSEC)	174,600	220
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A (XSEC)	241,300	220
*	Zhejiang Juli Culture Development Co. Ltd.	587,836	219
	Beijing Haohua Energy Resource Co. Ltd. Class A (XSHG)	286,200	217
	JCHX Mining Management Co. Ltd. Class A (XSSC)	183,573	217
	Lucky Film Co. Class A (XSSC)	219,191	216
*	Ledman Optoelectronic Co. Ltd. Class A	188,800	216
*	AECC Aero Science and Technology Co. Ltd. Class A (XSSC)	103,600	215
	Chongqing Dima Industry Co. Ltd. Class A (XSSC)	472,907	215
	Top Resource Conservation & Environment Corp. Class A (XSEC)	364,100	215
	Tian Di Science & Technology Co. Ltd. Class A (XSHG)	456,100	214
*,§	Hua Han Health Industry Holdings Ltd.	13,993,028	214
	Beijing Sifang Automation Co. Ltd. Class A (XSHG)	266,300	214
*	Advanced Technology & Materials Co. Ltd. Class A (XSEC)	238,200	214
*	Jilin Yatai Group Co. Ltd. Class A (XSHG)	492,000	213
*	Hang Zhou Great Star Industrial Co. Ltd. Class A (XSEC)	147,900	213
*	Pang Da Automobile Trade Co. Ltd. Class A (XSHG)	1,316,800	213
	Beijing Beilu Pharmaceutical Co. Ltd. Class A	173,900	213
	Black Peony Group Co. Ltd. Class A (XSHG)	225,400	213
	Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSHG)	409,000	213
*	Shanghai Baosight Software Co. Ltd. Class A (XSSC)	47,300	213
	Gansu Yasheng Industrial Group Co. Ltd. Class A (XSHG)	519,200	212
	Wuxi Taiji Industry Co. Ltd. Class A (XSHG)	204,420	212
*	Triumph Science & Technology Co. Ltd. Class A (XSHG)	284,700	211
*	Ciwen Media Co. Ltd.	206,209	211
	Wolong Electric Group Co. Ltd. Class A (XSHG)	180,200	210
*	Shanghai Zhixin Electric Co. Ltd. Class A (XSHG)	209,544	210
	Time Publishing and Media Co. Ltd. Class A (XSHG)	187,800	209
	Tibet Urban Development and Investment Co. Ltd. Class A (XSSC)	267,344	209
*	Baofeng Group Co. Ltd. Class A (XSHE)	315,200	209
*	5I5J Holding Group Co. Ltd. Class A (XSEC)	332,977	208
*	Jack Sewing Machine Co. Ltd. Class A (XSSC)	75,748	207
*	Guangdong JANUS Intelligent Group Corp. Ltd. Class A	516,100	206
*,2	Ascletis Pharma Inc.	462,000	206
	Shanghai SK Petroleum & Chemical Equipment Corp. Ltd. Class A	253,600	206
	Suning Universal Co. Ltd. Class A (XSEC)	390,069	205
	Aerospace Hi-Tech Holdings Grp Ltd. Class A (XSEC)	133,100	205
	Luolai Lifestyle Technology Co. Ltd. Class A (XSEC)	159,604	205
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A (XSEC)	107,861	205
	Hubei Broadcasting & Television Information Network Co. Ltd. Class A (XSEC)	288,255	205
	Jizhong Energy Resources Co. Ltd. Class A (XSEC)	402,000	202
	Guangzhou Baiyun International Airport Co. Ltd. Class A (XSSC)	77,521	201
	Shenzhen Agricultural Products Group Co. Ltd. Class A (XSEC)	264,300	201
	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSHG)	263,500	201
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSHG)	613,100	200
*	Huayi Electric Co. Ltd. Class A (XSHG)	364,092	200
	Zhuzhou Kibing Group Co. Ltd. Class A (XSHG)	356,400	200
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A (XSEC)	194,300	200
*	Chang Jiang Shipping Group Phoenix Co. Ltd. Class A	341,600	198
	Realcan Pharmaceutical Group Co. Ltd. Class A (XSEC)	193,200	198
	Zhejiang Semir Garment Co. Ltd. Class A (XSEC)	125,100	198
	Wenfeng Great World Chain Development Corp. Class A (XSHG)	460,200	197
	Kunshan Kersen Science & Technology Co. Ltd. Class A (XSHG)	177,968	197
	Chengtun Mining Group Co. Ltd. Class A (XSHG)	286,400	197
	Deluxe Family Co. Ltd. Class A (XSSC)	437,436	196
*	Gree Real Estate Co. Ltd. Class A (XSHG)	271,320	195
	Xinfengming Group Co. Ltd. Class A (XSSC)	120,855	195
	Shanghai Lansheng Corp. Class A (XSHG)	110,800	195
	Tempus Global Business Service Holding Ltd. Class A (XSEC)	281,100	195
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSHG)	153,960	193
	CCS Supply Chain Management Co. Ltd. Class A (XSHG)	188,300	193
	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	662,167	192

50

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Ningbo Yunsheng Co. Ltd. Class A (XSHG)	232,740	192
	Jinxi Axle Co. Ltd. Class A (XSHG)	321,000	192
	Beijing Jingyuntong Technology Co. Ltd. Class A (XSHG)	450,160	192
	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSHG)	412,005	191
*	Kuang-Chi Technologies Co. Ltd. Class A (XSEC)	125,400	191
	Zhejiang Crystal-Optech Co. Ltd. Class A (XSEC)	89,998	191
	Bright Real Estate Group Co. Ltd. Class A (XSHG)	388,531	191
	Aerospace CH UAV Co. Ltd. (XSEC)	128,700	190
	Avic Heavy Machinery Co. Ltd. Class A (XSHG)	147,200	190
	Xiangxue Pharmaceutical Co. Ltd. Class A	207,900	188
	Inspur Software Co. Ltd. Class A (XSHG)	64,900	188
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A (XSHG)	98,300	187
	Camel Group Co. Ltd. Class A (XSHG)	146,600	187
	Zhejiang Wanma Co. Ltd. Class A (XSEC)	221,800	183
	Yanzhou Coal Mining Co. Ltd. Class A (XSHG)	123,865	183
	Shanghai Jiao Yun Co. Ltd. Class A (XSHG)	293,500	182
	Nanjing Panda Electronics Co. Ltd. Class A (XSHG)	124,000	181
	Jiangsu Linyang Energy Co. Ltd. Class A (XSHG)	284,900	180
*	JiuGui Liquor Co. Ltd. Class A (XSEC)	38,100	179
*	Easysight Supply Chain Management Co. Ltd. Class A (XSSC)	73,100	178
	Hangzhou Jiebai Group Co. Ltd. Class A (XSHG)	243,100	178
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSHG)	136,600	178
	Guangzhou Pearl River Industrial Development Co. Ltd. Class A (XSHG)	342,120	176
*	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A (XSEC)	395,100	175
	Anhui Xinhua Media Co. Ltd. Class A (XSHG)	227,560	175
	BBMG Corp. Class A (XSHG)	377,414	175
*	Beijing Forever Technology Co. Ltd. Class A (XSEC)	91,800	174
	Shanghai Shenda Co. Ltd. Class A (XSHG)	195,100	174
*	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSHG)	441,600	174
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSHG)	357,950	173
*	Qingdao Kingking Applied Chemistry Co. Ltd. Class A	239,870	172
	YTO Express Group Co. Ltd. Class A (XSSC)	96,400	172
*	Shanghai AtHub Co. Ltd. Class A (XSSC)	38,400	171
	Guangdong Anjubao Digital Technology Co. Ltd. Class A	220,636	171
	Ningxia Building Materials Group Co. Ltd. Class A (XSHG)	129,000	171
	Haier Smart Home Co. Ltd. Class A (XSHG)	75,300	171
*	TianGuang ZhongMao Co. Ltd. Class A (XSEC)	803,200	171
*	Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSHG)	346,500	167
	Suzhou Anjie Technology Co. Ltd. Class A (XSEC)	82,900	167
*	Lifan Industry Group Co. Ltd. Class A (XSSC)	388,900	167
*	Shanghai Feilo Acoustics Co. Ltd. Class A (XSHG)	301,800	166
*	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A (XSSC)	22,000	166
*	Shenwu Environmental Technology Co. Ltd. Class A	616,265	165
	Caitong Securities Co. Ltd. Class A (XSSC)	117,000	165
	Guangzhou Automobile Group Co. Ltd. Class A (XSHG)	100,920	165
*	Hiconics Eco-energy Technology Co. Ltd. Class A	481,400	165
*	Gem-Year Industrial Co. Ltd. Class A (XSHG)	196,000	164
*	Zhongshan Broad Ocean Motor Co. Ltd. Class A (XSEC)	304,400	163
*	Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSSC)	237,100	162
	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSHG)	126,100	162
*	Huayi Electric Co. Ltd. Class A (XSSC)	293,437	161
*	Shenzhen Rapoo Technology Co. Ltd. Class A	120,590	161
	Wolong Real Estate Group Co. Ltd. Class A (XSHG)	220,900	161
*	Chiho Environmental Group Ltd.	2,544,846	161
*	Hunan Valin Steel Co. Ltd. Class A (XSEC)	277,700	160
*	Top Resource Conservation & Environment Corp. Class A (XSHE)	268,900	159
	Shanghai Baosight Software Co. Ltd. Class A (XSHG)	34,900	157
	China Railway Tielong Container Logistics Co. Ltd. Class A (XSSC)	189,300	157
	Xinjiang Guannong Fruit & Antler Group Co. Ltd. Class A (XSHG)	203,200	156
	Zheshang Securities Co. Ltd. Class A (XSSC)	125,300	156
	Xuji Electric Co. Ltd. Class A (XSEC)	119,400	154
*	Beijing eGOVA Co. Ltd. Class A (XSHE)	88,441	154

*	China Reform Health Management and Services Group Co. Ltd. Class A (XSEC)	70,600	152
*	Gansu Mogao Industrial Development Co. Ltd. Class A	174,820	152

51

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Shantou Dongfeng Printing Co. Ltd. Class A (XSHG)	154,800	151
*	Nanjing Central Emporium Class A (XSHG)	358,100	151
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSHG)	454,350	150
	Accelink Technologies Co. Ltd. Class A (XSEC)	38,800	150
*	Shanghai Feilo Acoustics Co. Ltd. Class A (XSSC)	270,600	149
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (XSHG)	76,464	148
	Shanghai Cooltech Power Co. Ltd. Class A	157,500	148
	Sichuan Expressway Co. Ltd. Class A (XSHG)	284,100	148
*	Alpha Group Class A (XSEC)	146,900	148
	Huayuan Property Co. Ltd. Class A (XSHG)	440,570	147
*	Jiangxi Special Electric Motor Co. Ltd. Class A (XSEC)	298,700	147
	Shanghai Xinhua Media Co. Ltd. Class A (XSHG)	226,400	147
	Zhejiang NetSun Co. Ltd. Class A (XSEC)	45,000	146
	Chongyi Zhangyuan Tungsten Co. Ltd. Class A	201,600	146
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSHG)	101,000	146
	Ningxia Younglight Chemicals Co. Ltd. Class A	131,734	145
	TangShan Port Group Co. Ltd. Class A (XSHG)	391,248	143
*	Jiangsu Yueda Investment Co. Ltd. Class A (XSHG)	202,800	141
*	Chongqing Iron & Steel Co. Ltd.	1,229,474	141
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A (XSEC)	143,800	141
*	First Tractor Co. Ltd.	677,706	141
*	Zhangjiagang Furui Special Equipment Co. Ltd. Class A	189,900	139
	Betta Pharmaceuticals Co. Ltd. Class A (XSEC)	17,900	136
*	Pang Da Automobile Trade Co. Ltd. Class A (XSSC)	833,600	135
*	Meidu Energy Corp. Class A (XSHG)	496,400	132
	HY Energy Group Co. Ltd. Class A (XSHG)	112,600	132
	Dongfeng Electronic Technology Co. Ltd. Class A (XSHG)	86,000	132
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class A (XSSC)	60,430	131
	Hangzhou Sunyard System Engineering Co. Ltd. Class A (XSHG)	91,600	130
	Jiangsu High Hope International Group Corp. Class A (XSSC)	252,100	130
*	SRE Group Ltd.	16,417,157	130
*	Shanghai Hongda Mining Co. Ltd. Class A (XSHG)	250,782	127
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A (XSHG)	153,200	127
	Zhejiang Wanliyang Co. Ltd. Class A (XSEC)	101,600	125
	Fujian Cement Inc. Class A (XSSC)	119,800	123
*	Ningbo Joyson Electronic Corp. Class A (XSSC)	58,940	123
*	AECC Aero Science and Technology Co. Ltd. Class A (XSHG)	59,100	123
*	Hainan Mining Co. Ltd. Class A (XSSC)	153,262	122
*	China Minsheng DIT Group Ltd.	6,191,563	122
*	Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSHG)	178,600	122
	Baosheng Science and Technology Innovation Co. Ltd. Class A (XSHG)	226,569	121
	EGing Photovoltaic Technology Co. Ltd. Class A (XSHG)	271,800	120
	Da An Gene Co. Ltd. of Sun Yat-Sen University Class A (XSEC)	79,900	120
*	Guangdong Silver Age Sci & Tech Co. Ltd. Class A	165,995	119
*	Changzheng Engineering Co. Ltd. Class A (XSHG)	69,030	119
	Hytera Communications Corp. Ltd. Class A (XSEC)	93,300	119
	Lingyun Industrial Corp. Ltd. Class A (XSHG)	127,660	118
	Lucky Film Co. Class A (XSHG)	120,000	118
	Henan Rebecca Hair Products Co. Ltd. Class A (XSHG)	247,320	118
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A (XSEC)	65,897	118
*	Harbin Hatou Investment Co. Ltd. Class A (XSHG)	120,600	117
	Shanghai Qiangsheng Holding Co. Ltd. Class A (XSSC)	168,000	117
	Shanghai New Culture Media Group Co. Ltd. Class A	209,900	116
*,§	JiangSu Yabaite Technology Co. Ltd. Class A	611,343	114
	Beijing North Star Co. Ltd. Class A (XSHG)	247,700	114
*	Guangdong Sky Dragon Printing Ink Group Co. Ltd. Class A	269,170	113
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A (XSEC)	174,700	113
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A (XSHG)	217,600	113
*	Minmetals Development Co. Ltd. Class A (XSSC)	104,800	112
*	Mianyang Fulin Precision Machining Co. Ltd. Class A	120,000	112
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSHG)	93,600	112
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSHG)	129,885	111
	Beijing Jingneng Power Co. Ltd. Class A (XSHG)	252,800	109
	Shandong Jinjing Science & Technology Co. Ltd. Class A (XSHG)	275,100	109

52

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A (XSEC)	259,700	109
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A (XSHE)	120,000	108
	Beijing Bashi Media Co. Ltd. Class A (XSHG)	200,236	108
	Shunfa Hengye Corp. Class A (XSEC)	271,120	107
	Maoye International Holdings Ltd.	1,737,290	107
*	China Calxon Group Co. Ltd. Class A (XSEC)	109,448	105
*	Topchoice Medical Investment Corp. Class A (XSSC)	7,395	104
	CGN Nuclear Technology Development Co. Ltd. Class A (XSEC)	108,598	104
*	Aerosun Corp. Class A (XSHG)	90,800	103
*	Guangzhou Great Power Energy & Technology Co. Ltd. Class A (XSHE)	39,600	102
	Zhejiang Weiming Environment Protection Co. Ltd. Class A (XSSC)	32,800	101
*	Guirenniao Co. Ltd. Class A (XSSC)	191,699	101
*	Shaanxi J&R Optimum Energy Co. Ltd. Class A (XSEC)	464,186	100
	ZJBC Information Technology Co. Ltd. Class A (XSEC)	73,700	99
*	Sichuan Shuangma Cement Co. Ltd. Class A (XSEC)	50,300	98
*	Beijing HualuBaina Film & TV Co. Ltd. Class A (XSEC)	124,000	98
*	Kunshan Kersen Science & Technology Co. Ltd. Class A (XSSC)	87,900	97
	Venustech Group Inc. Class A (XSEC)	20,700	97
*	Suzhou Victory Precision Manufacture Co. Ltd. Class A (XSEC)	287,500	96
*	Henan Huanghe Whirlwind Co. Ltd. Class A (XSHG)	230,400	96
	China Wafer Level CSP Co. Ltd. Class A (XSSC)	29,828	93
	Shanghai Huayi Group Co. Ltd. Class A (XSSC)	92,600	93
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A (XSEC)	98,300	92
	Beijing BDStar Navigation Co. Ltd. Class A (XSEC)	30,500	92
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (XSSC)	348,000	91
	Kailuan Energy Chemical Co. Ltd. Class A (XSSC)	121,600	90
	Tongding Interconnection Information Co. Ltd. Class A (XSEC)	92,600	90
*,§	Zhonghong Holding Co. Ltd. Class A	2,799,945	88
	COSCO SHIPPING Development Co. Ltd. Class A (XSHG)	242,900	86
	Guangdong Shirongzhaoye Co. Ltd. Class A (XSEC)	70,056	85
*	Liuzhou Liangmianzhen Co. Ltd. Class A	149,993	83
*	Lingyuan Iron & Steel Co. Ltd. Class A (XSSC)	218,478	83
*	Huaren Pharmaceutical Co. Ltd. Class A (XSHE)	146,800	81
*	Baofeng Group Co. Ltd. Class A (XSEC)	120,363	80
	CECEP Wind-Power Corp. Class A (XSHG)	225,800	77
	Shenzhen Neptunus Bioengineering Co. Ltd. Class A (XSEC)	161,712	77
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSHG)	251,850	75
	Sunny Loan Top Co. Ltd. Class A (XSHG)	94,700	75
*	Huabao Flavours & Fragrances Co. Ltd. Class A (XSEC)	16,321	74
	Yang Quan Coal Industry Group Co. Ltd. Class A (XSSC)	100,700	74
*	Datong Coal Industry Co. Ltd. Class A (XSSC)	125,300	74
	Anhui Kouzi Distillery Co. Ltd. Class A (XSHG)	10,400	72
	Huatai Securities Co. Ltd. Class A (XSHG)	28,800	71
	ENN Ecological Holdings Co. Ltd. Class A (XSSC)	47,823	70
	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A (XSSC)	89,400	69
	Changhong Meiling Co. Ltd. Class B	231,154	68
*	Xiwang Foodstuffs Co. Ltd. Class A (XSEC)	106,164	68
*	Blue Sail Medical Co. Ltd. Class A (XSEC)	34,864	66
*	HPGC Renmintongtai Pharmaceutical Corp. Class A (XSSC)	69,000	65
	Sichuan EM Technology Co. Ltd. Class A (XSSC)	97,800	65
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A (XSEC)	143,800	65
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A (XSEC)	53,700	61
*	Henan Yuguang Gold & Lead Co. Ltd. Class A (XSSC)	94,100	59
	SPIC Yuanda Environmental-Protection Co. Ltd. Class A (XSSC)	68,861	54
	Inzone Group Co. Ltd. Class A (XSSC)	78,132	52
*	Shanghai Xin Nanyang Only Education & Technology Co. Ltd. Class A (XSSC)	19,087	50
	China International Marine Containers Group Co. Ltd. Class A	36,240	50
	Hangzhou Robam Appliances Co. Ltd. Class A (XSEC)	10,900	49
*	Xinhuanet Co. Ltd. Class A (XSSC)	17,800	48
*	EverChina International Holdings Co. Ltd.	1,663,420	47
*	Guirenniao Co. Ltd. Class A (XSHG)	81,674	43
*	Shenzhen Tellus Holding Co. Ltd. Class A (XSEC)	13,997	41

	Hainan Ruize New Building Material Co. Ltd. Class A (XSEC)	50,600	36
*	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSSC)	67,400	34

53

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
*,§	Real Nutriceutical Group Ltd.	1,315,000	34
*	Jiangsu Wuzhong Industrial Co. Class A (XSHG)	45,400	32
	Zhonglu Co. Ltd. Class A (XSHG)	19,300	32
*	Tongda Hong Tai Holdings Ltd.	305,704	31
*	Guangzhou Holike Creative Home Co. Ltd. Class A (XSSC)	14,800	29
*	Shanghai Hongda Mining Co. Ltd. Class A (XSSC)	27,800	14
	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSSC)	10,910	14
	China Hi-Tech Group Co. Class A (XSSC)	16,500	11
*	Goldenmax International Technology Ltd. Class A (XSEC)	6,800	8
	Transfar Zhilian Co. Ltd. Class A (XSEC)	600	1
*,^,§	China Huishan Dairy Holdings Co. Ltd.	70,679,103	—
*,§	Legend Holdings Corp. Rights	474,839	—
	Midea Group Co. Ltd. Class A (XSHE)	1	—
			29,972,342
Colombia (0.5%)
	Bancolombia SA ADR	1,822,894	94,572
	Interconexion Electrica SA ESP	6,686,255	38,575
	Grupo de Inversiones Suramericana SA	3,639,946	36,830
	Ecopetrol SA	39,691,902	35,699
	Ecopetrol SA ADR	1,642,230	29,971
	Bancolombia SA	2,150,408	26,148
	Bancolombia SA Preference Shares	1,634,187	21,331
	Grupo Argos SA	3,846,768	20,827
	Grupo Aval Acciones y Valores Preference Shares	47,704,537	19,548
	Almacenes Exito SA	3,425,141	18,139
	Cementos Argos SA	8,000,000	18,059
	Banco Davivienda SA Preference Shares	1,258,466	16,084
	Grupo de Inversiones Suramericana SA Preference Shares	1,710,730	15,680
	Corp Financiera Colombiana SA	1,380,110	11,882
	Grupo Aval Acciones y Valores SA ADR	822,679	6,705
*	CEMEX Latam Holdings SA	2,391,852	3,220
			413,270
Czech Republic (0.2%)
	CEZ AS	2,452,624	55,945
	Komercni banka AS	1,201,187	40,596
2	Moneta Money Bank AS	8,698,968	28,882
	O2 Czech Republic AS	537,170	5,068
	Philip Morris CR AS	6,707	4,003
			134,494
Egypt (0.2%)
	Commercial International Bank Egypt SAE	20,318,279	101,937
	Egyptian Financial Group-Hermes Holding Co.	11,899,063	13,905
*	Eastern Co. SAE	13,254,532	13,231
	Egypt Kuwait Holding Co. SAE	7,721,291	10,724
	Talaat Moustafa Group	17,399,151	10,722
	ElSewedy Electric Co.	12,343,490	10,283
	Orascom Construction plc	742,891	4,830
	Telecom Egypt Co.	5,842,749	4,175
*	Palm Hills Developments SAE	30,327,341	4,000
*	Medinet Nasr Housing	11,706,297	3,900
	Heliopolis Housing	2,338,420	3,893
	Six of October Development & Investment	3,326,445	3,238
*	Ezz Steel Co. SAE	3,229,029	2,402
*	Pioneers Holding for Financial Investments SAE	6,728,617	2,354
	Alexandria Mineral Oils Co.	7,445,166	2,066
	Oriental Weavers	2,557,341	1,643
*	Orascom Investment Holding	40,632,279	1,583
	Sidi Kerir Petrochemicals Co.	2,204,960	1,579
			196,465
Greece (0.4%)
	Hellenic Telecommunications Organization SA	3,707,528	56,230
*	Alpha Bank AE	20,946,930	44,697
	Eurobank Ergasias SA	39,059,723	39,597

54

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	OPAP SA	3,363,452	36,579
	JUMBO SA	1,618,556	31,534
*	National Bank of Greece SA	8,303,297	28,160
	Motor Oil Hellas Corinth Refineries SA	871,786	21,561
	Mytilineos SA	1,772,752	19,428
*	Piraeus Bank SA	4,420,630	15,419
	Hellenic Petroleum SA	989,685	9,408
*	GEK Terna Holding Real Estate Construction SA	1,213,614	9,200
*	Public Power Corp. SA	1,691,203	5,981
	Hellenic Exchanges SA	1,107,708	5,558
	Aegean Airlines SA	577,107	5,271
*	Ellaktor SA	2,143,602	4,400
	Holding Co. ADMIE IPTO SA	1,746,529	4,160
	Fourlis Holdings SA	632,941	3,814
	Terna Energy SA	417,547	3,404
	Sarantis SA	380,112	3,360
*,§	FF Group	496,942	2,660
*	Viohalco SA	533,253	2,191
*	LAMDA Development SA	130,339	1,038
			353,650
Hungary (0.3%)
	OTP Bank Nyrt	3,453,071	159,245
	MOL Hungarian Oil & Gas plc	6,418,685	63,476
	Richter Gedeon Nyrt	2,088,436	38,714
	Magyar Telekom Telecommunications plc	5,946,545	8,865
*,^	Opus Global Nyrt	2,076,908	2,329
			272,629
India (10.7%)
	Reliance Industries Ltd.	46,566,407	959,794
	Housing Development Finance Corp. Ltd.	25,835,318	775,371
	Infosys Ltd.	55,245,009	531,229
	Tata Consultancy Services Ltd.	13,536,498	433,339
	Hindustan Unilever Ltd.	10,642,766	326,203
	Axis Bank Ltd.	29,511,594	305,774
	Maruti Suzuki India Ltd.	1,813,424	193,218
	ITC Ltd.	44,378,852	161,059
	Bajaj Finance Ltd.	2,621,076	148,636
	HCL Technologies Ltd.	8,193,311	134,347
	Bharti Airtel Ltd.	24,667,246	129,999
	Bharat Petroleum Corp. Ltd.	15,044,369	111,419
	Asian Paints Ltd.	4,357,762	111,082
	Larsen & Toubro Ltd.	5,138,818	106,620
	Sun Pharmaceutical Industries Ltd.	16,435,113	100,397
	UltraTech Cement Ltd.	1,631,633	95,284
	Oil & Natural Gas Corp. Ltd.	45,559,266	90,930
	Titan Co. Ltd.	4,698,439	88,149
*	State Bank of India	18,852,041	82,909
	Mahindra & Mahindra Ltd.	8,837,741	75,479
	Nestle India Ltd.	352,058	74,093
	Tech Mahindra Ltd.	7,060,599	73,520
	UPL Ltd.	8,097,509	68,044
	Bajaj Finserv Ltd.	579,966	66,470
	Indian Oil Corp. Ltd.	32,113,754	66,332
	Coal India Ltd.	21,926,659	64,054
	Eicher Motors Ltd.	201,072	63,750
	NTPC Ltd.	35,896,848	61,902
2	HDFC Life Insurance Co. Ltd.	6,888,911	60,752
	Bajaj Auto Ltd.	1,320,048	60,378
	Adani Ports & Special Economic Zone Ltd.	10,526,958	58,661
	Godrej Consumer Products Ltd.	5,612,405	58,586
	JSW Steel Ltd.	17,869,973	57,339
	Hero MotoCorp Ltd.	1,472,744	56,085
	Grasim Industries Ltd.	4,888,744	52,965
	Dabur India Ltd.	8,124,545	52,858

55

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Vedanta Ltd.	25,263,804	52,729
2	SBI Life Insurance Co. Ltd.	3,671,648	51,264
*,2	Avenue Supermarts Ltd. Class A	1,800,640	50,560
	Wipro Ltd.	13,708,815	50,201
2	ICICI Lombard General Insurance Co. Ltd.	2,520,624	47,717
	Hindustan Petroleum Corp. Ltd.	9,218,087	42,139
	Shriram Transport Finance Co. Ltd.	2,557,521	40,996
	Britannia Industries Ltd.	881,028	40,531
*	United Spirits Ltd.	4,546,542	39,996
*	Tata Motors Ltd.	15,839,067	39,166
	Pidilite Industries Ltd.	1,909,883	37,713
	Shree Cement Ltd.	131,457	36,852
	Hindalco Industries Ltd.	13,864,003	36,649
	Havells India Ltd.	3,714,091	36,187
*	State Bank of India GDR	829,699	35,909
	Marico Ltd.	6,956,267	35,876
	Lupin Ltd.	3,368,424	35,379
2	Bandhan Bank Ltd.	4,086,635	35,214
	Bharti Infratel Ltd.	13,060,455	34,905
	Ambuja Cements Ltd.	12,089,863	34,450
	Info Edge India Ltd.	936,184	33,892
2	ICICI Prudential Life Insurance Co. Ltd.	4,692,689	33,746
	Piramal Enterprises Ltd.	1,385,569	32,841
	Cipla Ltd.	4,964,536	32,661
	GAIL India Ltd.	16,647,283	32,197
	Siemens Ltd.	1,367,521	31,892
	Petronet LNG Ltd.	7,871,117	31,761
	Wipro Ltd. ADR	7,661,329	30,492
	Divi’s Laboratories Ltd.	1,216,499	30,078
2	InterGlobe Aviation Ltd.	1,449,852	29,713
	ICICI Bank Ltd.	4,500,000	29,358
	Zee Entertainment Enterprises Ltd.	7,987,033	29,309
	Apollo Hospitals Enterprise Ltd.	1,386,259	29,006
	Page Industries Ltd.	76,020	27,561
	Berger Paints India Ltd.	3,709,697	27,517
	Aurobindo Pharma Ltd.	4,008,734	26,553
	Container Corp. Of India Ltd.	3,150,220	26,103
	Dr Reddy’s Laboratories Ltd.	657,542	25,816
	Jubilant Foodworks Ltd.	1,136,428	25,617
	Yes Bank Ltd.	25,771,653	25,522
	Federal Bank Ltd.	21,527,724	25,398
	Motherson Sumi Systems Ltd.	14,463,366	25,047
	Bosch Ltd.	111,959	24,129
	Crompton Greaves Consumer Electricals Ltd.	6,589,856	23,105
	Mahindra & Mahindra Financial Services Ltd.	4,586,957	22,780
	Colgate-Palmolive India Ltd.	1,041,911	22,726
	Dr Reddy’s Laboratories Ltd. ADR	573,008	22,433
	LIC Housing Finance Ltd.	3,827,612	22,232
*	IDFC First Bank Ltd.	35,303,261	22,195
	Tata Steel Ltd.	4,099,963	21,953
	Power Grid Corp. of India Ltd.	7,827,311	21,888
	Bajaj Holdings & Investment Ltd.	421,495	21,784
	GlaxoSmithKline Consumer Healthcare Ltd.	162,972	21,169
2	AU Small Finance Bank Ltd.	2,158,424	20,834
	Mindtree Ltd.	2,060,577	20,701
	DLF Ltd.	8,023,730	20,695
2	RBL Bank Ltd.	4,726,018	20,629
	Rajesh Exports Ltd.	2,141,279	20,472
	REC Ltd.	10,086,220	19,842
	Ashok Leyland Ltd.	18,049,601	19,509
	Bharat Forge Ltd.	2,963,209	18,931
	United Breweries Ltd.	1,049,018	18,881
2	HDFC Asset Management Co. Ltd.	429,399	18,100
	Alkem Laboratories Ltd.	642,296	18,089

56

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	NMDC Ltd.	11,305,586	17,911
*	Future Retail Ltd.	3,229,754	17,356
	ABB India Ltd.	817,390	16,788
	PI Industries Ltd.	827,314	16,654
	Indian Hotels Co. Ltd.	7,707,457	16,498
	Muthoot Finance Ltd.	1,610,415	16,038
	Mphasis Ltd.	1,197,262	16,031
	ACC Ltd.	725,221	16,023
*	Oracle Financial Services Software Ltd.	358,548	15,870
	Torrent Pharmaceuticals Ltd.	631,131	15,793
*	Power Finance Corp. Ltd.	10,218,414	15,706
	Voltas Ltd.	1,574,487	15,703
*	Adani Transmission Ltd.	4,065,816	15,701
	MRF Ltd.	16,735	15,479
*	Fortis Healthcare Ltd.	7,476,781	15,470
	Biocon Ltd.	4,385,903	15,209
	Castrol India Ltd.	7,071,747	15,169
	Bharat Electronics Ltd.	8,996,474	14,962
	Kansai Nerolac Paints Ltd.	1,908,642	14,941
	Whirlpool of India Ltd.	479,852	14,831
	Tata Global Beverages Ltd.	3,235,374	14,448
	Indiabulls Housing Finance Ltd.	4,916,947	14,268
	Gillette India Ltd.	123,496	14,099
	Cadila Healthcare Ltd.	3,857,712	13,677
	AIA Engineering Ltd.	545,498	13,319
	Cholamandalam Investment and Finance Co. Ltd.	3,073,761	13,204
*	Adani Power Ltd.	14,041,197	13,054
	City Union Bank Ltd.	4,173,153	12,465
	TVS Motor Co. Ltd.	1,794,857	12,288
	Tata Power Co. Ltd.	14,597,500	12,193
	NHPC Ltd.	36,554,442	12,104
*	Hindustan Zinc Ltd.	4,008,906	12,005
*	Punjab National Bank	13,010,873	11,973
*	Max Financial Services Ltd.	2,084,783	11,924
	Natco Pharma Ltd.	1,435,312	11,922
	CESC Ltd.	1,034,432	11,632
*	Godrej Properties Ltd.	816,493	11,465
	Adani Enterprises Ltd.	4,080,882	11,460
*	Bank of Baroda	8,338,944	11,406
2	Dr Lal PathLabs Ltd.	509,169	11,028
	Manappuram Finance Ltd.	4,613,553	11,000
	Indraprastha Gas Ltd.	1,924,589	10,613
	Bharat Heavy Electricals Ltd.	13,069,270	10,407
	Oil India Ltd.	4,287,599	10,369
	Bata India Ltd.	403,546	10,271
	Apollo Tyres Ltd.	3,827,390	10,253
2	Larsen & Toubro Infotech Ltd.	416,035	10,096
	Sun TV Network Ltd.	1,355,576	10,074
	GlaxoSmithKline Pharmaceuticals Ltd.	423,453	9,918
	Ramco Cements Ltd.	893,794	9,883
*	Jindal Steel & Power Ltd.	5,947,985	9,727
	L&T Finance Holdings Ltd.	7,175,847	9,653
	Exide Industries Ltd.	3,516,260	9,566
	Balkrishna Industries Ltd.	767,049	9,560
	Oberoi Realty Ltd.	1,327,309	9,474
	Glenmark Pharmaceuticals Ltd.	2,127,614	9,455
	IIFL Wealth Management Ltd.	504,785	9,447
	PVR Ltd.	371,611	9,299
*,2	Reliance Nippon Life Asset Management Ltd.	1,793,472	9,153
	Pfizer Ltd.	158,999	9,096
	Ipca Laboratories Ltd.	654,217	9,037
*	Aditya Birla Capital Ltd.	7,783,353	8,972
	Supreme Industries Ltd.	545,439	8,942

*	Embassy Office Parks REIT	1,529,000	8,895

57

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Jubilant Life Sciences Ltd.	1,117,945	8,699
	Phoenix Mills Ltd.	842,550	8,536
	Kajaria Ceramics Ltd.	1,082,416	8,516
	Sundaram Finance Ltd.	364,993	8,281
	Varun Beverages Ltd.	944,383	8,247
	Cummins India Ltd.	1,073,481	8,224
*	Aditya Birla Fashion and Retail Ltd.	2,725,001	8,145
	Dalmia Bharat Ltd.	709,365	8,111
	Emami Ltd.	1,730,939	7,981
*	3M India Ltd.	24,942	7,896
	Steel Authority of India Ltd.	15,153,910	7,806
	SRF Ltd.	188,654	7,695
	Astral Poly Technik Ltd.	488,947	7,686
	Mahanagar Gas Ltd.	526,404	7,558
	Sanofi India Ltd.	78,801	7,474
	Prestige Estates Projects Ltd.	1,746,403	7,429
	Escorts Ltd.	788,519	7,316
	Godrej Industries Ltd.	1,246,057	7,307
	Coromandel International Ltd.	1,085,843	7,279
	Torrent Power Ltd.	1,843,344	7,272
	Aarti Industries Ltd.	586,498	7,241
	Edelweiss Financial Services Ltd.	5,455,028	7,084
*	GMR Infrastructure Ltd.	23,983,466	7,013
*	Vodafone Idea Ltd.	123,819,712	6,791
	Hexaware Technologies Ltd.	1,432,886	6,720
	Thermax Ltd.	393,483	6,257
	Bayer CropScience Ltd.	122,504	6,205
*	Canara Bank	2,134,508	6,114
*	TeamLease Services Ltd.	147,205	6,104
	JSW Energy Ltd.	6,353,731	6,089
	Gujarat Gas Ltd.	2,194,820	6,062
2	Syngene International Ltd.	1,277,764	5,969
	Gujarat State Petronet Ltd.	2,019,831	5,960
	WABCO India Ltd.	68,044	5,949
	Persistent Systems Ltd.	674,126	5,888
	Amara Raja Batteries Ltd.	608,728	5,847
*	NIIT Technologies Ltd.	267,381	5,835
	IIFL Finance Ltd.	3,596,908	5,773
*	Aavas Financiers Ltd.	256,000	5,746
*	Just Dial Ltd.	681,751	5,658
	Tata Communications Ltd.	1,131,433	5,610
2	Endurance Technologies Ltd.	364,110	5,591
	Welspun India Ltd.	7,103,598	5,585
2	L&T Technology Services Ltd.	253,067	5,364
	NCC Ltd.	6,496,194	5,284
	Ajanta Pharma Ltd.	351,528	5,203
	Adani Gas Ltd.	2,511,582	5,193
	Balrampur Chini Mills Ltd.	2,153,233	4,946
	V-Guard Industries Ltd.	1,387,202	4,879
	KRBL Ltd.	1,504,132	4,786
	Minda Industries Ltd.	911,009	4,727
*	Tata Motors Ltd. Class A	4,099,307	4,717
*,2	Quess Corp. Ltd.	641,827	4,693
	Alembic Pharmaceuticals Ltd.	600,102	4,653
	Redington India Ltd.	2,766,129	4,625
2	PNB Housing Finance Ltd.	611,890	4,618
	DCB Bank Ltd.	1,820,525	4,617
	National Aluminium Co. Ltd.	7,206,701	4,607
	EIH Ltd.	1,827,474	4,317
	Ceat Ltd.	300,216	4,268
*	Bank of India	4,143,372	4,155
	Karur Vysya Bank Ltd.	5,344,297	4,128
	Chambal Fertilizers and Chemicals Ltd.	1,697,887	4,072
	Gujarat Pipavav Port Ltd.	3,327,425	4,051

58

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Vakrangee Ltd.	8,090,500	4,046
	Motilal Oswal Financial Services Ltd.	456,678	3,995
	Symphony Ltd.	215,875	3,966
	Radico Khaitan Ltd.	874,482	3,899
	Graphite India Ltd.	967,127	3,876
	Cholamandalam Financial Holdings Ltd.	590,352	3,793
*	Gujarat Fluorochemicals Ltd.	405,030	3,777
	Strides Pharma Science Ltd.	692,545	3,754
*	Union Bank of India	4,608,290	3,718
	Great Eastern Shipping Co. Ltd.	878,930	3,709
	TTK Prestige Ltd.	41,786	3,662
	Welspun Corp. Ltd.	1,760,136	3,662
	Engineers India Ltd.	2,164,778	3,650
	Sundram Fasteners Ltd.	524,265	3,613
	NBCC India Ltd.	6,802,903	3,592
	Bombay Burmah Trading Co.	205,155	3,437
	V-Mart Retail Ltd.	122,684	3,407
	Multi Commodity Exchange of India Ltd.	206,525	3,310
	Sobha Ltd.	553,058	3,298
	HEG Ltd.	234,557	3,276
	Mangalore Refinery & Petrochemicals Ltd.	4,165,114	3,202
2	Dilip Buildcon Ltd.	525,036	3,192
	Indiabulls Ventures Ltd.	2,236,233	3,165
	Jindal Saw Ltd.	2,501,190	3,123
*,2	Eris Lifesciences Ltd.	509,496	3,106
	Avanti Feeds Ltd.	475,835	3,038
*	Mahindra CIE Automotive Ltd.	1,415,576	3,005
	Kaveri Seed Co. Ltd.	402,801	2,972
2	Godrej Agrovet Ltd.	399,646	2,882
	Sterlite Technologies Ltd.	1,549,096	2,853
	JM Financial Ltd.	2,585,463	2,840
	Infosys Ltd. ADR	292,815	2,808
	Care Ratings Ltd.	367,765	2,749
*	Indian Bank	1,459,884	2,733
*,§	Hemisphere Properties India Ltd.	1,131,433	2,581
	Birlasoft Ltd.	2,676,268	2,512
	Century Textiles & Industries Ltd.	417,020	2,483
	GE T&D India Ltd.	854,541	2,473
*	Sun Pharma Advanced Research Co. Ltd.	1,256,099	2,465
*	Syndicate Bank	5,475,509	2,336
	Sadbhav Engineering Ltd.	1,176,768	2,274
	IDFC Ltd.	4,559,544	2,250
	India Cements Ltd.	1,889,968	2,235
	PTC India Ltd.	2,630,256	2,211
	Blue Dart Express Ltd.	64,968	2,204
	Finolex Cables Ltd.	403,667	2,180
	Thomas Cook India Ltd.	1,124,210	2,118
2	Laurus Labs Ltd.	400,120	2,087
*	IRB Infrastructure Developers Ltd.	1,861,714	2,074
	Repco Home Finance Ltd.	504,928	2,070
	Bajaj Consumer Care Ltd.	578,387	2,043
	Karnataka Bank Ltd.	1,855,436	2,038
	Vinati Organics Ltd.	65,298	1,993
*	Future Consumer Ltd.	5,244,404	1,957
	eClerx Services Ltd.	284,940	1,813
	GE Power India Ltd.	163,750	1,728
*	TV18 Broadcast Ltd.	4,769,144	1,652
	Rain Industries Ltd.	1,188,032	1,637
*	Wockhardt Ltd.	391,162	1,581
*	Hindustan Construction Co. Ltd.	11,101,906	1,569
*	Equitas Holdings Ltd.	1,189,264	1,563
	Raymond Ltd.	186,308	1,521
*	Suzlon Energy Ltd.	39,370,669	1,469
	South Indian Bank Ltd.	9,144,582	1,436

59

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
*	Indiabulls Real Estate Ltd.	1,691,588	1,312
*	Jammu & Kashmir Bank Ltd.	2,790,465	1,306
*	Allahabad Bank	3,364,029	1,275
	Arvind Ltd.	1,777,182	1,261
*	Central Bank of India	3,875,184	1,244
*	CG Power and Industrial Solutions Ltd.	6,001,166	1,217
	DCM Shriram Ltd.	222,967	1,155
	Tata Chemicals Ltd.	130,366	1,151
	Dish TV India Ltd.	6,429,998	1,131
*	Indian Overseas Bank	7,504,203	1,130
*	IFCI Ltd.	10,892,947	1,120
*	Oriental Bank of Commerce	1,425,564	1,095
*	PC Jeweller Ltd.	2,219,491	1,003
	Jain Irrigation Systems Ltd.	4,602,599	976
*	Corp Bank	4,242,951	974
*	Reliance Infrastructure Ltd.	1,975,446	973
*	India Infoline	2,307,726	966
*	VA Tech Wabag Ltd.	344,406	957
	Gateway Distriparks Ltd.	712,092	941
	Gujarat Mineral Development Corp. Ltd.	906,524	810
*	Dewan Housing Finance Corp. Ltd.	2,914,895	714
*	RattanIndia Power Ltd.	26,056,897	568
*	Reliance Capital Ltd.	1,959,645	532
	GFL Ltd.	411,243	487
*	Bajaj Hindusthan Sugar Ltd.	5,033,470	444
*	UCO Bank	2,251,589	431
	Srei Infrastructure Finance Ltd.	2,921,251	429
*	Andhra Bank	1,615,424	407
*	Jaiprakash Associates Ltd.	9,139,199	284
	Relaxo Footwears Ltd.	28,432	219
*	Reliance Home Finance Ltd.	2,081,709	141
*	Sintex Plastics Technology Ltd.	5,656,730	131
*	Housing Development & Infrastructure Ltd.	4,877,229	120
*	Shree Renuka Sugars Ltd.	867,859	89
*	Aarti Surfactants Ltd.	26,315	79
*	Jet Airways India Ltd.	215,884	68
*	Sintex Industries Ltd.	4,374,152	52
*	Spencer’s Retail Ltd.	46,539	47
*,§	Amtek Auto Ltd.	472,160	18
*	Cox & Kings Ltd.	404,701	10
*	JITF Infralogistics Ltd.	88,028	9
*	McLeod Russel India Ltd.	39,688	4
			9,277,237
Indonesia (2.2%)
	Bank Central Asia Tbk PT	145,415,630	325,488
	Bank Rakyat Indonesia Persero Tbk PT	794,767,218	238,140
	Telekomunikasi Indonesia Persero Tbk PT	695,928,712	203,087
	Astra International Tbk PT	303,099,501	149,913
	Bank Mandiri Persero Tbk PT	278,819,215	139,373
	Bank Negara Indonesia Persero Tbk PT	112,573,776	61,452
	Unilever Indonesia Tbk PT	17,188,691	53,520
	Charoen Pokphand Indonesia Tbk PT	109,663,053	49,182
	Semen Indonesia Persero Tbk PT	43,966,010	39,652
	Indofood Sukses Makmur Tbk PT	66,229,608	36,294
	United Tractors Tbk PT	22,826,627	35,234
	Kalbe Farma Tbk PT	284,840,684	32,346
	Indocement Tunggal Prakarsa Tbk PT	20,042,561	28,554
	Indofood CBP Sukses Makmur Tbk PT	34,397,347	28,479
	Gudang Garam Tbk PT	6,952,430	27,766
	Perusahaan Gas Negara Tbk PT	157,051,379	23,569
	Indah Kiat Pulp & Paper Corp. Tbk PT	39,492,168	20,443
	Hanjaya Mandala Sampoerna Tbk PT	131,120,274	19,881
	Barito Pacific Tbk PT	282,671,650	19,130
	Adaro Energy Tbk PT	191,819,879	17,884

60

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Ciputra Development Tbk PT	210,878,550	16,661
	Pakuwon Jati Tbk PT	355,524,167	15,822
*	Lippo Karawaci Tbk PT	929,636,088	15,626
	Pabrik Kertas Tjiwi Kimia Tbk PT	18,936,800	14,255
*	XL Axiata Tbk PT	54,520,798	13,754
	Tower Bersama Infrastructure Tbk PT	30,275,237	13,640
	Summarecon Agung Tbk PT	163,709,192	13,175
	Jasa Marga Persero Tbk PT	33,760,704	13,100
	Ace Hardware Indonesia Tbk PT	105,745,556	12,727
*	Bumi Serpong Damai Tbk PT	118,234,201	11,906
	Japfa Comfeed Indonesia Tbk PT	93,631,500	11,470
	Bukit Asam Tbk PT	61,198,844	9,800
	Matahari Department Store Tbk PT	34,643,767	8,980
*	Bank Tabungan Pensiunan Nasional Syariah Tbk PT	29,902,400	8,178
	Aneka Tambang Tbk PT	128,299,110	8,126
*	Vale Indonesia Tbk PT	30,595,047	8,078
	Surya Citra Media Tbk PT	89,587,231	7,783
	Mitra Adiperkasa Tbk PT	108,580,626	7,734
	Bank Tabungan Negara Persero Tbk PT	57,229,538	7,574
	Waskita Karya Persero Tbk PT	66,819,698	7,399
*	Kresna Graha Investama Tbk PT	207,268,848	7,382
	AKR Corporindo Tbk PT	25,516,925	7,197
	Media Nusantara Citra Tbk PT	75,519,924	7,071
	Wijaya Karya Persero Tbk PT	44,892,470	6,331
	Indo Tambangraya Megah Tbk PT	6,082,980	5,760
*	Sentul City Tbk PT	651,332,344	5,426
	Astra Agro Lestari Tbk PT	6,375,913	5,193
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	39,166,999	5,052
*	Panin Financial Tbk PT	238,921,231	4,937
*	Medco Energi Internasional Tbk PT	103,099,743	4,844
	PP Persero Tbk PT	37,844,995	4,787
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	40,664,495	3,914
*	Smartfren Telecom Tbk PT	358,932,300	3,807
*	Trada Alam Minera Tbk PT	487,603,966	3,749
*	Alam Sutera Realty Tbk PT	175,015,554	3,415
	Ramayana Lestari Sentosa Tbk PT	40,955,166	3,413
*	Global Mediacom Tbk PT	116,938,203	3,115
	Surya Semesta Internusa Tbk PT	51,498,498	2,825
	Bank Danamon Indonesia Tbk PT	8,922,271	2,669
*	Siloam International Hospitals Tbk PT	5,013,543	2,571
	Timah Tbk PT	37,801,774	2,397
*	Bank Pan Indonesia Tbk PT	23,053,600	2,207
*	Totalindo Eka Persada Tbk PT	51,857,700	2,159
	Adhi Karya Persero Tbk PT	24,013,406	2,138
*	Agung Podomoro Land Tbk PT	84,053,285	1,281
*	Eagle High Plantations Tbk PT	147,276,163	1,280
*	Krakatau Steel Persero Tbk PT	49,643,146	1,223
	Bekasi Fajar Industrial Estate Tbk PT	52,782,820	954
*	Salim Ivomas Pratama Tbk PT	32,852,398	823
*	Medco Energi Internasional Tbk PT Warrants Exp. 12/11/2020	32,541,705	311
	Semen Baturaja Persero TBK PT	6,951,618	300
	Link Net Tbk PT	744,618	233
*	Sampoerna Agro Tbk PT	704,802	116
*,§	Sigmagold Inti Perkasa Tbk PT	14,934,100	53
			1,884,108
Kuwait (0.8%)
	National Bank of Kuwait SAKP	92,642,527	287,258
	Kuwait Finance House KSCP	55,356,724	124,899
	Ahli United Bank BSC	70,557,509	62,378
	Mobile Telecommunications Co. KSC	31,991,104	59,619
	Agility Public Warehousing Co. KSC	13,928,316	34,432
	Boubyan Bank KSCP	13,956,930	25,857
	Gulf Bank KSCP	25,957,186	22,491
	Humansoft Holding Co. KSC	1,576,495	16,057

61

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Boubyan Petrochemicals Co. KSCP	5,877,993	14,331
*	Warba Bank KSCP	14,021,252	11,868
	National Industries Group Holding SAK	14,549,490	10,604
	Kuwait International Bank KSCP	8,833,205	7,717
	Alimtiaz Investment Group KSC	12,611,094	5,193
*	Burgan Bank SAK	4,960,475	5,068
	Integrated Holding Co. KCSC	2,643,421	3,928
*	Kuwait Projects Co. Holding KSCP	5,000,000	3,612
	Mezzan Holding Co. KSCC	1,549,457	2,752
			698,064
Malaysia (2.6%)
	Public Bank Bhd. (Local)	46,734,658	226,820
	Tenaga Nasional Bhd.	58,380,411	193,341
	Malayan Banking Bhd.	90,851,992	186,831
	CIMB Group Holdings Bhd.	103,797,038	130,267
	Petronas Chemicals Group Bhd.	42,670,832	76,236
	Axiata Group Bhd.	66,775,319	68,636
	Sime Darby Plantation Bhd.	53,794,479	63,085
	DiGi.Com Bhd.	55,240,333	62,038
	IHH Healthcare Bhd.	45,000,475	61,331
	Dialog Group Bhd.	69,204,900	57,585
	Maxis Bhd.	41,598,750	53,564
	IOI Corp. Bhd.	47,940,590	50,036
	Genting Bhd.	34,892,884	48,470
	Petronas Gas Bhd.	11,667,253	46,474
	PPB Group Bhd.	10,164,060	43,971
	MISC Bhd.	21,801,814	43,425
	Hong Leong Bank Bhd.	9,815,742	40,417
	Kuala Lumpur Kepong Bhd.	7,147,892	37,061
	Press Metal Aluminium Holdings Bhd.	28,999,720	32,996
	RHB Bank Bhd. Ordinary Shares	23,939,400	32,931
	Genting Malaysia Bhd.	42,158,537	32,335
	Nestle Malaysia Bhd.	889,757	30,793
	Gamuda Bhd.	33,208,617	29,695
	Sime Darby Bhd.	53,807,936	29,175
	AMMB Holdings Bhd.	29,785,045	28,411
	Hartalega Holdings Bhd.	22,582,400	28,409
	Top Glove Corp. Bhd.	26,219,900	27,278
	Malaysia Airports Holdings Bhd.	13,443,700	25,445
	Petronas Dagangan Bhd.	4,455,207	25,106
	IJM Corp. Bhd.	48,291,934	24,829
	HAP Seng Consolidated Bhd.	7,741,600	18,488
	QL Resources Bhd.	10,011,120	17,409
	Westports Holdings Bhd.	16,278,701	16,653
	Hong Leong Financial Group Bhd.	3,919,441	16,334
	Inari Amertron Bhd.	33,459,700	15,729
	Telekom Malaysia Bhd.	17,002,278	15,279
	YTL Corp. Bhd.	69,043,510	14,357
	Carlsberg Brewery Malaysia Bhd.	2,045,600	13,578
	Genting Plantations Bhd.	5,656,100	13,406
	Bursa Malaysia Bhd.	8,480,600	12,270
	Alliance Bank Malaysia Bhd.	17,451,317	12,010
	Yinson Holdings Bhd.	7,108,700	11,741
	Sunway REIT	25,820,400	11,183
	Fraser & Neave Holdings Bhd.	1,307,100	10,810
	AirAsia Group Bhd.	23,104,448	10,549
	Sunway Bhd.	25,879,845	10,520
	UMW Holdings Bhd.	9,543,900	10,112
	TIME dotCom Bhd.	4,440,500	9,689
	British American Tobacco Malaysia Bhd.	2,129,834	9,588
	Sime Darby Property Bhd.	53,943,342	9,353
	IGB REIT	20,322,070	9,286
	My EG Services Bhd.	33,087,050	9,008
	Kossan Rubber Industries Bhd.	8,994,700	8,927

62

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Berjaya Sports Toto Bhd.	13,805,798	8,750
	Sapura Energy Bhd.	131,131,162	8,303
2	Astro Malaysia Holdings Bhd.	24,741,273	7,996
	Malakoff Corp. Bhd.	38,717,000	7,919
*	FGV Holdings Bhd.	29,269,057	7,690
	DRB-Hicom Bhd.	12,544,700	7,582
	KLCCP Stapled Group Bhd.	3,944,000	7,540
	Serba Dinamik Holdings Bhd.	7,406,600	7,385
	IOI Properties Group Bhd.	29,111,920	7,236
	Malaysia Building Society Bhd.	32,428,400	6,785
	KPJ Healthcare Bhd.	30,398,600	6,689
	Magnum Bhd.	9,858,800	6,601
	VS Industry Bhd.	19,671,550	6,576
	Malaysian Resources Corp. Bhd.	33,859,700	5,986
*	Bumi Armada Bhd.	50,979,028	5,477
	SP Setia Bhd. Group	18,872,045	5,459
*	Velesto Energy Bhd.	60,561,627	5,136
2	Lotte Chemical Titan Holding Bhd.	8,038,747	4,767
	Bermaz Auto Bhd.	8,565,500	4,671
	Padini Holdings Bhd.	5,035,437	4,422
	Supermax Corp. Bhd.	12,544,500	4,405
*	UEM Sunrise Bhd.	26,801,900	4,387
	Cahya Mata Sarawak Bhd.	7,064,500	4,086
*	Malayan Cement Bhd.	5,213,081	3,987
*	Frontken Corp. Bhd.	7,953,200	3,623
	Scientex Bhd.	1,379,700	3,040
	AEON Credit Service M Bhd.	800,900	2,932
*	WCT Holdings Bhd.	13,422,399	2,874
	Pavilion REIT	6,629,100	2,745
	YTL Power International Bhd.	16,631,433	2,728
*	Berjaya Corp. Bhd.	40,686,589	2,334
	Pos Malaysia Bhd.	5,845,300	2,149
	Sunway Construction Group Bhd.	4,586,800	2,136
	Muhibbah Engineering M Bhd.	3,557,100	2,031
	Unisem M Bhd.	3,050,910	1,735
*	AirAsia X Bhd.	27,661,300	1,123
*	UMW Oil & Gas Corp. Warrants Exp. 09/30/2024	20,487,189	735
*	Datasonic Group Bhd. Warrants Exp. 07/05/2023	2,475,550	418
*	Sunway Bhd. Warrants Exp. 12/31/2024	3,268,483	286
*	Malaysian Resources Corp. Bhd. Warrants Exp. 12/31/2027	3,624,441	200
*,§	RHB Bank Bhd.	11,952,935	—
			2,304,194
Mexico (2.8%)
	America Movil SAB de CV	410,469,662	325,192
	Fomento Economico Mexicano SAB de CV	31,422,178	278,833
	Wal-Mart de Mexico SAB de CV	77,189,557	231,651
	Grupo Financiero Banorte SAB de CV	42,148,354	230,061
	Grupo Mexico SAB de CV Class B	53,682,277	141,402
	Cemex SAB de CV	226,630,157	85,178
	Grupo Televisa SAB	32,377,846	71,500
	Grupo Elektra SAB de CV	977,077	71,011
	Fibra Uno Administracion SA de CV	45,626,302	69,306
	Grupo Bimbo SAB de CV Class A	35,659,093	66,252
	Grupo Aeroportuario del Pacifico SAB de CV Class B	5,320,843	55,785
	Grupo Aeroportuario del Sureste SAB de CV Class B	3,048,876	49,995
	Grupo Financiero Inbursa SAB de CV	34,414,459	42,758
	Coca-Cola Femsa SAB de CV	7,664,309	42,118
	Alfa SAB de CV Class A	45,728,301	39,651
*	Infraestructura Energetica Nova SAB de CV	7,727,168	34,156
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	4,900,718	33,978
	Orbia Advance Corp. SAB de CV	15,635,485	33,739
	Arca Continental SAB de CV	5,876,395	32,830
	Gruma SAB de CV Class B	3,048,761	31,991
	Promotora y Operadora de Infraestructura SAB de CV	3,110,759	28,775

63

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Kimberly-Clark de Mexico SAB de CV Class A	12,429,182	25,063
	Grupo Carso SAB de CV	7,026,942	23,525
	Industrias Penoles SAB de CV	1,871,294	22,456
*	Alsea SAB de CV	7,989,417	21,315
	Regional SAB de CV	3,640,124	19,336
	Megacable Holdings SAB de CV	4,561,443	18,740
	PLA Administradora Industrial S de RL de CV	11,135,354	18,402
	Gentera SAB de CV	17,280,421	17,122
2	Macquarie Mexico Real Estate Management SA de CV	12,024,812	16,953
2	Banco del Bajio SA	10,186,623	16,411
	El Puerto de Liverpool SAB de CV	3,022,174	15,400
	Bolsa Mexicana de Valores SAB de CV	6,795,009	14,899
	Corp Inmobiliaria Vesta SAB de CV	8,742,808	14,585
	Becle SAB de CV	8,303,018	14,347
	Grupo Cementos de Chihuahua SAB de CV	2,506,914	14,013
*	Telesites SAB de CV	20,243,468	13,239
*	La Comer SAB de CV	8,984,104	12,255
	Qualitas Controladora SAB de CV	2,839,444	12,245
*	Genomma Lab Internacional SAB de CV Class B	11,382,151	12,017
	Prologis Property Mexico SA de CV	5,608,891	11,972
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	10,860,684	11,789
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	8,685,904	11,663
	Industrias Bachoco SAB de CV Class B	2,469,841	11,091
	Grupo Lala SAB de CV	8,872,029	8,685
2	GMexico Transportes SAB de CV	5,672,045	7,575
	Grupo Comercial Chedraui SA de CV	5,036,790	6,983
	Alpek SAB de CV	6,058,960	6,526
	Grupo Herdez SAB de CV	2,977,627	6,069
	Concentradora Fibra Danhos SA de CV	3,745,146	5,650
*	Hoteles City Express SAB de CV	5,085,870	4,410
2	Nemak SAB de CV	9,234,208	4,104
2	Concentradora Fibra Hotelera Mexicana SA de CV	8,406,916	3,820
	Credito Real SAB de CV SOFOM ER	2,894,863	3,551
*	Grupo GICSA SAB de CV	9,152,341	2,379
	Unifin Financiera SAB de CV	1,302,157	2,190
*	Axtel SAB de CV	14,255,862	2,164
	Promotora y Operadora de Infraestructura SAB de CV Class L	197,285	1,269
	Grupo Rotoplas SAB de CV	1,015,962	927
	Consorcio ARA SAB de CV	3,067,202	577
*,§	Empresas ICA SAB de CV	104,678	8
	Cemex SAB de CV ADR	1,960	7
			2,431,894
Pakistan (0.1%)
	Engro Corp. Ltd.	5,124,326	9,751
	Habib Bank Ltd.	10,920,262	8,992
	Oil & Gas Development Co. Ltd.	9,415,200	7,788
	Pakistan Petroleum Ltd.	10,218,104	7,551
*	Hub Power Co. Ltd.	14,108,376	6,562
	MCB Bank Ltd.	5,898,564	6,548
	Lucky Cement Ltd.	2,835,834	6,410
	Fauji Fertilizer Co. Ltd.	10,220,374	6,180
	Pakistan Oilfields Ltd.	2,098,740	5,283
	Pakistan State Oil Co. Ltd.	5,207,031	5,154
	United Bank Ltd.	5,298,600	4,683
	Engro Fertilizers Ltd.	8,723,880	3,997
	Bank Alfalah Ltd.	14,813,500	3,950
	SUI Northern Gas Pipeline	6,145,800	2,645
*	National Bank of Pakistan	8,789,900	2,015
	Searle Co. Ltd.	1,543,792	1,719
*	SUI Southern Gas Co. Ltd.	14,985,400	1,681
	Kot Addu Power Co. Ltd.	7,981,721	1,576
	Nishat Mills Ltd.	2,665,900	1,444
	DG Khan Cement Co. Ltd.	3,466,070	1,326
	Fauji Cement Co. Ltd.	5,841,901	583

64

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Millat Tractors Ltd.	112,421	426
	Pakistan Telecommunication Co. Ltd.	7,462,500	355
	Thal Ltd.	167,316	261
			96,880
Peru (0.1%)
	Cia de Minas Buenaventura SAA ADR	2,896,766	44,437
	Cia de Minas Buenaventura SAA	461,011	7,043
			51,480
Philippines (1.3%)
	SM Investments Corp.	7,226,118	146,491
	SM Prime Holdings Inc.	135,624,698	104,134
	Ayala Land Inc.	104,111,627	99,492
	BDO Unibank Inc.	29,506,451	90,010
	JG Summit Holdings Inc.	42,988,031	64,522
	Ayala Corp.	3,700,705	62,658
	Bank of the Philippine Islands	26,906,918	51,405
	Universal Robina Corp.	13,203,392	39,225
	International Container Terminal Services Inc.	16,217,441	37,913
	PLDT Inc.	1,754,337	37,752
	Metropolitan Bank & Trust Co.	27,502,615	36,612
	Jollibee Foods Corp.	6,185,249	28,262
	Security Bank Corp.	6,912,654	27,122
	GT Capital Holdings Inc.	1,494,742	26,311
	Manila Electric Co.	3,879,983	25,877
	Metro Pacific Investments Corp.	217,994,179	20,596
	Aboitiz Power Corp.	23,121,529	18,200
	San Miguel Food and Beverage Inc.	9,802,390	17,778
	San Miguel Corp.	5,319,540	17,510
	Megaworld Corp.	174,905,303	16,637
	Globe Telecom Inc.	439,922	15,813
	Robinsons Land Corp.	30,276,707	15,174
	Robinsons Retail Holdings Inc.	9,332,021	13,952
	Alliance Global Group Inc.	59,974,967	13,553
	Puregold Price Club Inc.	14,531,792	11,689
	LT Group Inc.	42,029,950	11,049
	Bloomberry Resorts Corp.	53,449,149	10,517
	DMCI Holdings Inc.	62,283,397	10,063
	First Gen Corp.	18,031,492	8,808
	Vista Land & Lifescapes Inc.	57,365,200	8,692
	Semirara Mining & Power Corp. Class A	17,846,428	8,212
	Aboitiz Equity Ventures Inc.	6,656,032	7,326
	Manila Water Co. Inc.	16,489,928	6,447
	Wilcon Depot Inc.	18,750,000	6,096
	D&L Industries Inc.	29,518,490	4,961
	Century Pacific Food Inc.	14,861,587	4,386
	Filinvest Land Inc.	137,134,351	4,320
	Cebu Air Inc.	2,278,085	4,144
	Nickel Asia Corp.	40,376,703	3,188
*,2	CEMEX Holdings Philippines Inc.	34,832,471	1,723
	Pilipinas Shell Petroleum Corp.	232,321	156
*,§	Altus San Nicolas Corp.	583,628	60
			1,138,836
Poland (0.0%)
*,§	getBACK SA	245,053	241

Qatar (1.1%)
	Qatar National Bank QPSC	66,651,642	351,377
	Industries Qatar QSC	30,099,344	86,806
	Qatar Islamic Bank SAQ	17,531,939	73,278
	Masraf Al Rayan QSC	56,462,074	58,132
*	Mesaieed Petrochemical Holding Co.	65,153,081	44,758
	Qatar Fuel QSC	7,325,286	44,505
	Commercial Bank PSQC	30,024,572	35,420
	Qatar Electricity & Water Co. QSC	7,272,587	31,535

65

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Qatar International Islamic Bank QSC	10,948,043	28,577
	Qatar Gas Transport Co. Ltd.	41,185,475	27,950
	Barwa Real Estate Co.	27,510,512	25,831
	Ooredoo QPSC	12,679,050	25,446
	Qatar Insurance Co. SAQ	21,991,070	18,525
	Doha Bank QPSC	23,534,219	16,414
	United Development Co. QSC	27,168,255	10,445
	Qatar Aluminum Manufacturing Co.	42,130,143	9,493
	Vodafone Qatar QSC	26,095,178	8,819
*	Gulf International Services QSC	12,242,550	5,678
	Medicare Group	2,156,501	5,327
*	Ezdan Holding Group QSC	23,944,492	4,125
	Al Meera Consumer Goods Co. QSC	936,480	4,039
			916,480
Russia (4.1%)
	Sberbank of Russia PJSC	153,762,733	563,527
	Gazprom PJSC	86,494,753	350,880
	Lukoil PJSC ADR	3,524,436	324,788
	LUKOIL PJSC	3,250,653	300,304
	Gazprom PJSC ADR	36,248,416	290,598
	Novatek PJSC	9,453,251	200,614
	Tatneft PJSC ADR	2,445,228	171,467
	Novatek PJSC GDR	662,368	142,100
	MMC Norilsk Nickel PJSC ADR	4,221,838	117,127
	Tatneft PJSC	8,855,002	103,496
	MMC Norilsk Nickel PJSC	363,807	101,500
	Surgutneftegas OAO Preference Shares	119,780,823	70,476
	Rosneft Oil Co. PJSC GDR	10,366,122	68,892
	Mobile TeleSystems PJSC ADR	6,901,277	61,766
	AK Transneft OAO Preference Shares	23,242	60,351
	Surgutneftegas PJSC ADR	7,592,765	50,191
	Rosneft Oil Co. PJSC	7,118,635	47,354
	Magnit PJSC GDR	4,092,117	46,585
	VTB Bank PJSC	64,533,231,072	43,383
	Alrosa PJSC	36,971,070	42,978
	Inter RAO UES PJSC	527,596,670	35,560
	Severstal PJSC	2,508,601	34,534
	Moscow Exchange MICEX-RTS PJSC	22,183,518	32,884
	Polyus PJSC GDR	552,134	32,575
	Novolipetsk Steel PJSC GDR	1,310,169	25,681
	PhosAgro PJSC GDR	1,652,447	20,812
	Surgutneftegas PJSC	29,266,849	19,640
	Rostelecom PJSC	13,492,258	16,517
	Magnitogorsk Iron & Steel Works PJSC	27,090,884	15,443
	Polyus PJSC	129,180	15,055
	RusHydro PJSC	1,695,107,418	13,483
	Aeroflot PJSC	7,249,149	12,089
	Tatneft PAO Preference Shares	1,084,180	11,160
	Federal Grid Co. Unified Energy System PJSC	3,791,824,717	10,918
	VTB Bank PJSC GDR	7,374,063	9,801
	Magnit PJSC	173,157	8,738
	Sistema PJSFC GDR	1,882,346	8,510
	ROSSETI PJSC	433,053,584	8,061
	Bashneft PJSC	226,183	6,863
	Unipro PJSC	159,724,198	6,579
	Safmar Financial Investment	889,743	6,506
*	M.Video PJSC	822,660	5,452
	Novolipetsk Steel PJSC	2,679,827	5,230
	Severstal PJSC GDR	344,175	4,704
*	RussNeft PJSC	526,029	4,550
	Mosenergo PJSC	106,019,234	3,753
	Raspadskaya OJSC	2,059,874	3,480
	TMK PJSC GDR	1,063,120	3,445

2	Detsky Mir PJSC	2,137,150	3,195

66

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
*	Mechel PJSC	2,989,465	2,822
	ENEL RUSSIA PJSC	157,059,000	2,275
	Mobile TeleSystems PJSC	440,959	1,963
	TGC-1 PJSC	8,801,055,345	1,610
	OGK-2 PJSC	157,137,880	1,438
	Lenenergo PJSC Preference Shares	616,000	1,177
	Sistema PJSFC	5,036,000	1,144
	Mechel PJSC Preference Shares	706,490	976
	TMK PJSC	855,920	710
*	Mechel PJSC ADR	160,397	298
	Bashneft PAO Preference Shares	1,006	27
			3,558,035
Saudi Arabia (2.0%)
	Saudi Basic Industries Corp.	10,130,769	236,911
	Al Rajhi Bank	13,869,397	223,417
	National Commercial Bank	15,309,254	177,664
	Saudi Telecom Co.	6,775,219	173,186
	Riyad Bank	15,004,010	88,800
	Samba Financial Group	11,148,552	82,382
*	Saudi Arabian Mining Co.	4,635,558	52,382
	Saudi Electricity Co.	8,901,519	49,329
	Alinma Bank	8,322,042	46,522
	Saudi Arabian Fertilizer Co.	2,145,790	44,702
	Almarai Co. JSC	2,834,353	37,700
	Yanbu National Petrochemical Co.	2,550,162	33,841
	Bank AlBilad	4,143,084	27,400
	Jarir Marketing Co.	644,555	27,228
*	Etihad Etisalat Co.	4,213,428	25,272
*	Savola Group	2,950,760	24,318
*	Saudi Kayan Petrochemical Co.	8,059,586	21,969
*	Dar Al Arkan Real Estate Development Co.	5,811,047	18,660
	Bupa Arabia for Cooperative Insurance Co.	595,714	17,066
	Advanced Petrochemical Co.	1,239,395	15,358
	Bank Al-Jazira	4,383,377	15,239
	Sahara International Petrochemical Co.	3,473,810	15,234
	Saudi Cement Co.	818,590	14,962
	Saudi Industrial Investment Group	2,392,149	13,447
*	Co for Cooperative Insurance	675,937	12,708
*	Rabigh Refining & Petrochemical Co.	2,258,013	12,102
	Mouwasat Medical Services Co.	528,863	11,565
*	Emaar Economic City	4,565,117	11,408
*	National Industrialization Co.	3,422,198	11,159
*	Mobile Telecommunications Co. Saudi Arabia	3,188,824	10,278
	Saudi Airlines Catering Co.	417,675	9,641
	Abdullah Al Othaim Markets Co.	487,706	8,997
	Southern Province Cement Co.	586,749	8,468
	Saudi Ground Services Co.	949,605	8,236
*	Seera Group Holding	1,618,162	7,863
	National Petrochemical Co.	1,316,341	7,617
	Yanbu Cement Co.	840,550	7,163
*	Saudi Research & Marketing Group	394,392	6,994
	Qassim Cement Co.	441,271	6,358
*	Yamama Cement Co.	1,070,452	6,068
	Saudia Dairy & Foodstuff Co.	169,227	5,732
	United Electronics Co.	264,532	5,042
	Aldrees Petroleum and Transport Services Co.	328,924	4,954
	Leejam Sports Co. JSC	231,655	4,767
*	Fawaz Abdulaziz Al Hokair & Co.	721,003	4,712
	Arabian Cement Co.	506,851	4,367
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	616,448	4,275
	Eastern Province Cement Co.	433,851	3,850
	City Cement Co.	950,804	3,674
	Arriyadh Development Co.	973,068	3,638

*	Dallah Healthcare Co.	305,782	3,607

67

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	United International Transportation Co.	374,095	3,441
*	Al Hammadi Co. for Development and Investment	604,591	3,209
	Dur Hospitality Co.	525,302	3,051
	Herfy Food Services Co.	234,990	3,045
	National Medical Care Co.	239,011	3,037
*	Saudi Real Estate Co.	871,780	2,948
*	Saudi Public Transport Co.	688,801	2,871
	National Gas & Industrialization Co.	352,736	2,748
*	Saudi Chemical Co. Holding	419,051	2,697
*	Middle East Healthcare Co.	351,181	2,323
*	Northern Region Cement Co.	837,286	2,308
*	National Agriculture Development Co.	335,250	2,276
*	Saudi Ceramic Co.	272,697	1,797
*	Najran Cement Co.	648,997	1,666
*	Aseer Trading Tourism & Manufacturing Co.	667,854	1,550
*	Astra Industrial Group	397,220	1,547
*	Zamil Industrial Investment Co.	313,073	1,354
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	321,526	1,252
*	Mediterranean & Gulf Insurance & Reinsurance Co.	297,304	1,131
*	Methanol Chemicals Co.	512,800	1,056
*	Al Jouf Cement Co.	474,214	1,048
*	Tabuk Cement Co.	277,733	1,027
*	Saudi Marketing Co.	222,644	889
*	Bawan Co.	207,589	814
*	Hail Cement Co.	297,633	755
*	Red Sea International Co.	214,303	743
	AlAbdullatif Industrial Investment Co.	216,259	670
	Saudi Arabian Amiantit Co.	162,031	632
			1,730,117
Singapore (0.0%)
*,^,§	Midas Holdings Ltd.	202,000	—

South Africa (5.2%)
	Naspers Ltd.	6,511,601	921,448
	Standard Bank Group Ltd.	19,209,817	220,533
	FirstRand Ltd.	47,737,343	206,368
	MTN Group Ltd.	26,889,901	166,437
	Sasol Ltd.	8,364,280	151,633
	Sanlam Ltd.	26,169,885	137,728
	AngloGold Ashanti Ltd.	6,221,741	137,614
	Bid Corp. Ltd.	4,975,799	116,081
	Absa Group Ltd.	10,859,975	111,381
	Old Mutual Ltd.	70,824,871	92,103
	Nedbank Group Ltd.	5,998,290	90,996
	Remgro Ltd.	7,856,737	90,085
	Vodacom Group Ltd.	8,934,651	78,056
	Gold Fields Ltd.	12,183,829	75,666
*	Impala Platinum Holdings Ltd.	10,843,260	74,656
	Capitec Bank Holdings Ltd.	804,908	73,166
	Bidvest Group Ltd.	5,061,619	69,095
	Anglo American Platinum Ltd.	903,708	67,497
	Growthpoint Properties Ltd.	43,894,109	64,277
	Shoprite Holdings Ltd.	7,037,207	63,057
*,^	Sibanye Gold Ltd.	32,308,038	62,377
	Clicks Group Ltd.	3,779,093	61,432
	RMB Holdings Ltd.	11,442,200	60,233
	Woolworths Holdings Ltd.	14,309,046	54,402
*	MultiChoice Group	6,372,303	53,071
	NEPI Rockcastle plc	5,268,695	45,881
	Discovery Ltd.	5,418,408	43,134
	Redefine Properties Ltd.	85,172,369	42,493
*	Aspen Pharmacare Holdings Ltd.	5,711,695	39,873
	Foschini Group Ltd.	3,450,370	39,793

^	PSG Group Ltd.	2,531,455	39,585

68

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Mr Price Group Ltd.	3,742,598	39,574
	SPAR Group Ltd.	2,905,067	39,085
*	Northam Platinum Ltd.	5,270,359	35,589
	Tiger Brands Ltd.	2,450,100	34,791
	Life Healthcare Group Holdings Ltd.	20,914,927	33,031
	Exxaro Resources Ltd.	3,739,258	30,571
	AVI Ltd.	4,938,673	28,357
	Investec Ltd.	4,557,232	25,895
	Barloworld Ltd.	3,209,160	25,561
	Netcare Ltd.	21,626,052	24,489
*	Harmony Gold Mining Co. Ltd.	6,809,797	23,675
^	Rand Merchant Investment Holdings Ltd.	11,489,469	22,697
	Pick n Pay Stores Ltd.	5,192,303	22,683
	Truworths International Ltd.	6,364,691	22,558
	Sappi Ltd.	8,194,013	21,042
	Fortress REIT Ltd. Class A	15,100,342	21,012
	Momentum Metropolitan Holdings	15,064,250	20,118
	Telkom SA SOC Ltd.	4,395,430	20,093
	Kumba Iron Ore Ltd.	773,380	18,844
	Resilient REIT Ltd.	4,116,545	18,369
	African Rainbow Minerals Ltd.	1,569,569	15,725
	Hyprop Investments Ltd.	3,809,361	14,887
	Pioneer Foods Group Ltd.	2,071,508	14,742
	Vukile Property Fund Ltd.	11,281,081	14,447
	Liberty Holdings Ltd.	1,849,819	14,246
	Motus Holdings Ltd.	2,650,396	12,556
	Santam Ltd.	643,297	12,024
	KAP Industrial Holdings Ltd.	38,660,529	11,894
^,2	Pepkor Holdings Ltd.	10,832,886	11,876
	Reunert Ltd.	2,495,519	11,801
	Coronation Fund Managers Ltd.	4,083,884	11,495
	JSE Ltd.	1,335,329	11,487
	AECI Ltd.	1,739,653	11,236
	Fortress REIT Ltd. Class B	18,331,336	10,896
*	Super Group Ltd.	5,678,114	10,611
	Distell Group Holdings Ltd.	1,104,805	9,780
2	Dis-Chem Pharmacies Ltd.	6,084,929	9,633
	Attacq Ltd.	11,028,221	9,572
	Imperial Logistics Ltd.	2,471,239	9,274
	Assore Ltd.	507,972	8,556
	Equites Property Fund Ltd.	5,476,556	7,629
	Wilson Bayly Holmes-Ovcon Ltd.	805,380	7,532
	MAS Real Estate Inc.	5,939,773	7,416
	SA Corporate Real Estate Ltd.	36,262,084	7,412
	DataTec Ltd.	2,912,435	6,952
	Tsogo Sun Gaming Ltd.	8,203,382	6,746
	Astral Foods Ltd.	591,722	6,304
	Famous Brands Ltd.	1,184,712	6,185
	Investec Property Fund Ltd.	5,659,990	5,968
	Advtech Ltd.	7,842,978	5,823
*	Nampak Ltd.	9,873,138	5,254
	Emira Property Fund Ltd.	6,203,389	5,219
*,^	Brait SE	4,555,141	5,155
*	PPC Ltd.	19,974,434	5,094
	Allied Electronics Corp. Ltd.	2,904,757	4,872
*	Sun International Ltd.	1,717,263	4,642
	Cashbuild Ltd.	314,130	4,575
	Massmart Holdings Ltd.	1,568,074	4,448
^	Omnia Holdings Ltd.	2,565,113	4,397
	Metair Investments Ltd.	2,697,746	4,388
	Adcock Ingram Holdings Ltd.	1,144,184	4,266
	EPP NV	3,373,503	4,154
	Zeder Investments Ltd.	12,442,438	4,038
	Alexander Forbes Group Holdings Ltd.	11,505,086	3,940

69

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Peregrine Holdings Ltd.	2,543,757	3,136
	Hosken Consolidated Investments Ltd.	512,399	3,050
	Curro Holdings Ltd.	2,508,611	3,020
^	DRDGOLD Ltd.	5,813,881	2,966
*	Arrowhead Properties Ltd. Class B	12,236,094	2,834
	Raubex Group Ltd.	1,937,009	2,501
*	Long4Life Ltd.	8,859,494	2,468
	Murray & Roberts Holdings Ltd.	3,195,656	2,372
	Hudaco Industries Ltd.	313,934	2,267
*	Tsogo Sun Hotels Ltd.	9,028,507	2,184
	Grindrod Ltd.	6,783,656	2,173
	Lewis Group Ltd.	1,128,712	2,096
	City Lodge Hotels Ltd.	382,328	2,022
*	Blue Label Telecoms Ltd.	9,506,698	1,739
*,§	Tongaat Hulett Ltd.	1,883,205	1,646
*	EOH Holdings Ltd.	1,589,368	1,643
*,^	Steinhoff International Holdings NV (XJSE)	25,083,590	1,628
*	Ascendis Health Ltd.	3,622,306	902
	Delta Property Fund Ltd.	9,782,842	655
	Rebosis Property Fund Ltd.	6,391,482	127
*	Steinhoff International Holdings NV (XETR)	1,075,902	71
			4,488,832
Taiwan (14.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	226,286,845	2,217,567
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	26,731,414	1,380,143
	Hon Hai Precision Industry Co. Ltd.	178,833,891	472,319
	MediaTek Inc.	22,117,940	295,382
	Formosa Plastics Corp.	73,151,287	234,808
	Largan Precision Co. Ltd.	1,535,956	225,378
	Nan Ya Plastics Corp.	85,143,169	201,200
	CTBC Financial Holding Co. Ltd.	274,962,522	191,158
	Uni-President Enterprises Corp.	71,942,438	177,725
	Mega Financial Holding Co. Ltd.	165,114,343	162,056
	Fubon Financial Holding Co. Ltd.	110,696,424	161,953
	Cathay Financial Holding Co. Ltd.	118,613,240	157,003
	E.Sun Financial Holding Co. Ltd.	166,997,275	150,892
	Formosa Chemicals & Fibre Corp.	51,531,759	149,786
	China Steel Corp.	186,658,868	143,725
	Delta Electronics Inc.	32,466,676	142,544
	ASE Technology Holding Co. Ltd.	50,811,943	131,828
	Chunghwa Telecom Co. Ltd.	31,739,913	116,881
	First Financial Holding Co. Ltd.	150,555,939	110,395
	Yuanta Financial Holding Co. Ltd.	169,962,029	106,221
	Hua Nan Financial Holdings Co. Ltd.	139,892,905	100,531
	Taiwan Cooperative Financial Holding Co. Ltd.	143,971,693	99,052
	Taiwan Cement Corp.	72,955,856	96,859
	Chunghwa Telecom Co. Ltd. ADR	2,591,584	94,800
	Catcher Technology Co. Ltd.	11,095,326	94,045
	Taiwan Mobile Co. Ltd.	24,113,911	89,911
	President Chain Store Corp.	8,514,489	84,941
	Hotai Motor Co. Ltd.	4,799,764	84,909
	Chailease Holding Co. Ltd.	18,443,765	83,108
	Quanta Computer Inc.	40,640,010	77,959
	Chang Hwa Commercial Bank Ltd.	96,586,949	75,366
	Taishin Financial Holding Co. Ltd.	156,156,999	72,521
	Asustek Computer Inc.	10,682,887	72,472
	China Development Financial Holding Corp.	213,466,073	66,572
	SinoPac Financial Holdings Co. Ltd.	161,147,178	66,136
	Formosa Petrochemical Corp.	20,508,577	65,322
	Win Semiconductors Corp.	6,032,139	62,787
	Yageo Corp.	5,914,629	60,692
	Far EasTone Telecommunications Co. Ltd.	24,597,185	59,019
	Pegatron Corp.	30,316,093	58,867
	Far Eastern New Century Corp.	59,717,263	58,078

70

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Advantech Co. Ltd.	5,665,584	55,975
	Shanghai Commercial & Savings Bank Ltd.	32,203,000	55,374
	Novatek Microelectronics Corp.	8,582,880	54,979
	Shin Kong Financial Holding Co. Ltd.	172,226,610	54,408
	Pou Chen Corp.	40,469,721	54,105
	Lite-On Technology Corp.	32,164,864	53,002
	Realtek Semiconductor Corp.	7,052,439	52,315
	Asia Cement Corp.	35,148,130	49,616
	Accton Technology Corp.	7,934,000	47,197
	Cheng Shin Rubber Industry Co. Ltd.	27,781,395	43,662
	Walsin Technology Corp.	7,288,501	43,635
	Eclat Textile Co. Ltd.	3,010,269	40,364
	United Microelectronics Corp.	85,612,970	39,427
	Zhen Ding Technology Holding Ltd.	8,319,000	39,336
	Wistron Corp.	42,682,405	39,131
	United Microelectronics Corp. ADR	17,176,319	38,818
	Globalwafers Co. Ltd.	3,176,000	37,894
	Compal Electronics Inc.	63,351,410	37,819
	Feng TAY Enterprise Co. Ltd.	5,556,600	37,537
	Taiwan High Speed Rail Corp.	31,418,362	37,180
	Foxconn Technology Co. Ltd.	17,260,583	36,912
*	China Life Insurance Co. Ltd.	44,134,282	36,374
	Powertech Technology Inc.	10,801,000	34,045
	Inventec Corp.	46,127,576	33,423
	Giant Manufacturing Co. Ltd.	4,496,393	33,248
	Hiwin Technologies Corp.	3,826,379	32,825
	Micro-Star International Co. Ltd.	10,363,000	30,604
	Airtac International Group	2,226,181	30,255
	WPG Holdings Ltd.	23,751,040	30,110
	Unimicron Technology Corp.	19,253,849	29,585
	Vanguard International Semiconductor Corp.	13,795,980	29,476
	Taiwan Business Bank	69,565,087	29,326
	Chroma ATE Inc.	5,882,000	29,246
	Tripod Technology Corp.	7,526,000	29,087
	Innolux Corp.	129,070,952	28,611
	Chicony Electronics Co. Ltd.	9,035,688	28,072
	Nanya Technology Corp.	12,117,278	27,716
	Macronix International	26,804,817	27,211
	Radiant Opto-Electronics Corp.	6,667,291	26,471
	Acer Inc.	44,954,897	26,231
	Synnex Technology International Corp.	21,401,300	25,526
	Silergy Corp.	897,620	25,146
	Winbond Electronics Corp.	44,046,602	24,795
	Simplo Technology Co. Ltd.	2,627,400	24,201
	Teco Electric and Machinery Co. Ltd.	27,144,000	24,069
	Sino-American Silicon Products Inc.	7,978,292	23,987
	AU Optronics Corp.	92,924,669	23,692
	Compeq Manufacturing Co. Ltd.	16,562,000	23,169
	ITEQ Corp.	4,551,416	23,052
	Walsin Lihwa Corp.	46,962,965	22,967
	Highwealth Construction Corp.	14,734,486	22,616
	Phison Electronics Corp.	2,398,000	21,805
	Merida Industry Co. Ltd.	3,726,256	21,563
	King Yuan Electronics Co. Ltd.	16,711,000	20,934
	Parade Technologies Ltd.	1,036,000	20,018
*	Tatung Co. Ltd.	32,586,920	19,585
	Nien Made Enterprise Co. Ltd.	2,093,000	18,986
	Nan Kang Rubber Tire Co. Ltd.	10,405,000	18,962
	Formosa Taffeta Co. Ltd.	16,386,772	18,640
	Taiwan Fertilizer Co. Ltd.	11,647,086	18,539
	Ruentex Development Co. Ltd.	12,011,970	18,321
	Chipbond Technology Corp.	9,197,000	18,222
*	Wiwynn Corp.	933,000	17,754
	Elite Material Co. Ltd.	4,254,246	17,671

71

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Eva Airways Corp.	36,330,590	17,023
	TCI Co. Ltd.	1,534,329	16,944
	TA Chen Stainless Pipe	15,676,851	16,916
	Genius Electronic Optical Co. Ltd.	1,128,775	16,258
	Qisda Corp.	21,552,000	16,161
	Poya International Co. Ltd.	1,147,703	15,765
	FLEXium Interconnect Inc.	4,384,260	15,753
	Makalot Industrial Co. Ltd.	2,798,286	15,623
	Voltronic Power Technology Corp.	698,622	15,465
	Ruentex Industries Ltd.	6,437,871	15,458
	Taiwan Union Technology Corp.	3,423,772	15,005
	King’s Town Bank Co. Ltd.	14,369,000	14,949
	Eternal Materials Co. Ltd.	17,307,630	14,713
	Far Eastern International Bank	37,245,159	14,612
*	Evergreen Marine Corp. Taiwan Ltd.	35,152,488	14,394
	China Petrochemical Development Corp.	43,192,800	14,389
	Taiwan Surface Mounting Technology Corp.	4,399,000	14,381
	Lien Hwa Industrial Holdings Corp.	12,529,894	14,278
	CTCI Corp.	10,584,000	14,229
	Standard Foods Corp.	7,018,403	14,172
	Epistar Corp.	14,562,180	14,155
	Merry Electronics Co. Ltd.	2,889,231	14,139
	International CSRC Investment Holdings Co.	12,967,190	13,954
	Taiwan Secom Co. Ltd.	4,802,876	13,750
	Taichung Commercial Bank Co. Ltd.	35,052,330	13,540
	Elan Microelectronics Corp.	4,320,500	13,330
	E Ink Holdings Inc.	13,582,000	13,327
	Far Eastern Department Stores Ltd.	15,513,998	13,315
	ASPEED Technology Inc.	503,000	13,145
	HTC Corp.	10,827,221	13,080
	Capital Securities Corp.	43,071,593	13,006
	China Airlines Ltd.	42,765,036	12,736
*	TaiMed Biologics Inc.	2,906,000	12,719
	Sinbon Electronics Co. Ltd.	3,125,315	12,646
	Great Wall Enterprise Co. Ltd.	9,931,229	12,290
	Gigabyte Technology Co. Ltd.	7,335,000	12,232
	Mitac Holdings Corp.	13,824,539	12,149
	King Slide Works Co. Ltd.	1,004,000	11,997
	United Integrated Services Co. Ltd.	2,293,800	11,929
	Clevo Co.	9,761,000	11,804
	Hota Industrial Manufacturing Co. Ltd.	3,168,562	11,727
	Global Unichip Corp.	1,326,940	11,634
	Tong Yang Industry Co. Ltd.	7,429,000	11,599
	eMemory Technology Inc.	1,047,000	11,555
	St. Shine Optical Co. Ltd.	727,000	11,357
	General Interface Solution Holding Ltd.	3,010,070	11,295
	Bizlink Holding Inc.	1,653,678	11,242
	Visual Photonics Epitaxy Co. Ltd.	2,817,500	11,016
	Wistron NeWeb Corp.	4,278,687	10,663
	Transcend Information Inc.	4,909,429	10,660
*	TPK Holding Co. Ltd.	4,890,018	10,639
	Huaku Development Co. Ltd.	3,845,000	10,555
	Grape King Bio Ltd.	1,657,039	10,259
	Taiwan Glass Industry Corp.	26,922,290	10,259
	Primax Electronics Ltd.	4,781,000	10,194
^	AU Optronics Corp. ADR	3,940,089	9,850
	Lotes Co. Ltd.	1,045,748	9,814
	Chong Hong Construction Co. Ltd.	3,624,000	9,754
	TTY Biopharm Co. Ltd.	3,686,000	9,704
	IBF Financial Holdings Co. Ltd.	26,990,874	9,660
	Cub Elecparts Inc.	1,138,591	9,532
	International Games System Co. Ltd.	738,000	9,492
	Taiwan Paiho Ltd.	3,620,000	9,458
	Tong Hsing Electronic Industries Ltd.	2,132,000	9,444

72

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	TSRC Corp.	11,677,000	9,307
	Unitech Printed Circuit Board Corp.	8,547,880	9,296
	YFY Inc.	23,543,883	9,248
	Sercomm Corp.	3,496,000	9,198
	China Steel Chemical Corp.	2,212,000	9,180
	Cheng Uei Precision Industry Co. Ltd.	6,069,473	9,093
	Sitronix Technology Corp.	1,510,000	9,010
	LandMark Optoelectronics Corp.	1,070,900	9,003
	Asia Optical Co. Inc.	3,230,000	8,908
*	OBI Pharma Inc.	2,030,917	8,898
	Center Laboratories Inc.	4,067,157	8,895
	Oriental Union Chemical Corp.	12,285,372	8,873
*	PharmaEssentia Corp.	2,355,526	8,861
	Getac Technology Corp.	5,385,000	8,828
	Cheng Loong Corp.	14,795,000	8,820
	Chilisin Electronics Corp.	3,097,591	8,732
	Egis Technology Inc.	970,100	8,720
	Sunny Friend Environmental Technology Co. Ltd.	1,002,000	8,675
	Chunghwa Precision Test Tech Co. Ltd.	268,443	8,603
	Wafer Works Corp.	7,472,651	8,580
	Taiwan Hon Chuan Enterprise Co. Ltd.	4,758,000	8,577
	Coretronic Corp.	6,623,400	8,556
	WT Microelectronics Co. Ltd.	7,464,751	8,527
	Yulon Motor Co. Ltd.	13,115,584	8,435
	Yulon Finance Corp.	2,271,500	8,427
	ChipMOS Technologies Inc.	8,420,568	8,333
*	Grand Pacific Petrochemical	13,712,394	8,281
	ASMedia Technology Inc.	503,027	8,067
*	United Renewable Energy Co. Ltd.	29,682,701	8,030
	Shin Zu Shing Co. Ltd.	1,974,000	7,828
	Career Technology MFG. Co. Ltd.	6,303,948	7,819
	HannStar Display Corp.	36,394,113	7,733
	Charoen Pokphand Enterprise	3,530,476	7,603
	Sanyang Motor Co. Ltd.	10,500,000	7,532
	Kinpo Electronics	20,305,000	7,493
	U-Ming Marine Transport Corp.	6,748,868	7,480
	Goldsun Building Materials Co. Ltd.	16,486,000	7,452
	Topco Scientific Co. Ltd.	2,315,342	7,363
	Cathay Real Estate Development Co. Ltd.	10,164,304	7,311
	Advanced Wireless Semiconductor Co.	2,024,000	7,197
	President Securities Corp.	16,443,293	7,128
	Yieh Phui Enterprise Co. Ltd.	23,466,328	7,029
	Tung Ho Steel Enterprise Corp.	9,728,000	6,897
	Holy Stone Enterprise Co. Ltd.	2,079,013	6,878
	Wan Hai Lines Ltd.	11,215,460	6,672
	Kinsus Interconnect Technology Corp.	4,107,000	6,488
*	CMC Magnetics Corp.	17,272,950	6,455
	Sigurd Microelectronics Corp.	5,286,000	6,443
*	Asia Pacific Telecom Co. Ltd.	32,607,000	6,414
	Advanced Ceramic X Corp.	777,615	6,411
	Jentech Precision Industrial Co. Ltd.	1,142,000	6,379
	Foxsemicon Integrated Technology Inc.	1,224,242	6,359
	Arcadyan Technology Corp.	2,052,000	6,329
	Systex Corp.	2,600,000	6,322
	Feng Hsin Steel Co. Ltd.	3,625,310	6,277
*	AURAS Technology Co. Ltd.	826,000	6,220
	Ardentec Corp.	6,658,882	6,200
	Taiwan TEA Corp.	11,024,000	6,151
	Pixart Imaging Inc.	1,596,000	6,142
*	Mercuries Life Insurance Co. Ltd.	17,263,120	6,095
	Farglory Land Development Co. Ltd.	4,794,000	6,092
*	Hung Sheng Construction Ltd.	8,813,800	6,064
	Shinkong Synthetic Fibers Corp.	16,464,000	6,038
	Faraday Technology Corp.	3,188,000	6,037

73

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Lung Yen Life Service Corp.	3,005,000	5,992
	Chin-Poon Industrial Co. Ltd.	5,835,000	5,912
*	PChome Online Inc.	1,363,873	5,910
	Ton Yi Industrial Corp.	14,598,000	5,830
	Taiwan Semiconductor Co. Ltd.	3,457,000	5,775
	Greatek Electronics Inc.	4,108,000	5,774
	Taiwan Styrene Monomer	8,093,000	5,740
	China Man-Made Fiber Corp.	21,500,430	5,738
	Yungtay Engineering Co. Ltd.	2,686,000	5,732
	Nan Ya Printed Circuit Board Corp.	3,145,521	5,696
	Ennoconn Corp.	748,021	5,593
	Longchen Paper & Packaging Co. Ltd.	12,494,509	5,549
	Asia Vital Components Co. Ltd.	3,976,000	5,433
	China Motor Corp.	3,988,844	5,423
	Chlitina Holding Ltd.	674,000	5,366
	Kenda Rubber Industrial Co. Ltd.	5,022,571	5,351
	TXC Corp.	4,333,000	5,309
	Prince Housing & Development Corp.	14,319,000	5,292
*	Brighton-Best International Taiwan Inc.	5,000,000	5,253
	Kindom Development Co. Ltd.	5,027,000	5,245
	USI Corp.	11,916,861	5,239
	Sporton International Inc.	837,459	5,226
	Everlight Electronics Co. Ltd.	5,663,000	5,195
	Gourmet Master Co. Ltd.	1,136,469	5,168
*	Via Technologies Inc.	4,819,000	5,121
	Wah Lee Industrial Corp.	2,873,000	5,094
	Tainan Spinning Co. Ltd.	13,841,000	5,087
	Test Research Inc.	3,038,000	5,084
	YC INOX Co. Ltd.	5,911,200	5,075
	Namchow Holdings Co. Ltd.	3,072,000	4,998
	YungShin Global Holding Corp.	3,486,000	4,972
	Cleanaway Co. Ltd.	948,000	4,920
	Pan-International Industrial Corp.	6,312,000	4,863
	BES Engineering Corp.	18,103,000	4,835
	Formosa International Hotels Corp.	903,000	4,798
	Machvision Inc.	479,231	4,764
	A-DATA Technology Co. Ltd.	2,851,000	4,730
*	Ritek Corp.	17,726,423	4,714
	Aten International Co. Ltd.	1,658,000	4,697
	Wei Chuan Foods Corp.	5,363,000	4,640
	Taiwan PCB Techvest Co. Ltd.	3,863,000	4,636
	Darfon Electronics Corp.	3,452,000	4,625
	Concraft Holding Co. Ltd.	739,821	4,604
	Lealea Enterprise Co. Ltd.	14,868,000	4,586
	Pan Jit International Inc.	4,830,300	4,548
*	XinTec Inc.	2,201,225	4,536
	China General Plastics Corp.	6,111,499	4,505
	Holtek Semiconductor Inc.	2,043,483	4,456
	AcBel Polytech Inc.	6,063,000	4,415
	Kinik Co.	1,929,000	4,349
	Ginko International Co. Ltd.	728,000	4,346
	Mercuries & Associates Holding Ltd.	6,702,568	4,271
	Syncmold Enterprise Corp.	1,657,500	4,257
	UPC Technology Corp.	12,590,551	4,253
	SDI Corp.	2,045,236	4,173
	Xxentria Technology Materials Corp.	1,840,000	4,133
	OptoTech Corp.	4,873,987	4,126
	Taiwan FamilyMart Co. Ltd.	571,000	4,108
	Lite-On Semiconductor Corp.	2,964,000	4,069
	Chung-Hsin Electric & Machinery Manufacturing Corp.	6,079,000	4,064
	Soft-World International Corp.	1,617,000	4,063
	Flytech Technology Co. Ltd.	1,756,000	4,062
*	Pharmally International Holding Co. Ltd.	528,728	4,023
	Radium Life Tech Co. Ltd.	9,963,360	3,975

74

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Gloria Material Technology Corp.	6,370,640	3,975
*	Lotus Pharmaceutical Co. Ltd.	1,239,000	3,964
	Supreme Electronics Co. Ltd.	4,121,000	3,926
	IEI Integration Corp.	2,104,920	3,909
	Rechi Precision Co. Ltd.	4,972,000	3,890
	Dynapack International Technology Corp.	1,939,000	3,841
	Global Mixed Mode Technology Inc.	915,000	3,810
*	AmTRAN Technology Co. Ltd.	10,479,000	3,776
*	Rexon Industrial Corp. Ltd.	1,387,000	3,758
*	Yang Ming Marine Transport Corp.	14,979,725	3,727
	Firich Enterprises Co. Ltd.	3,006,040	3,723
*	HannsTouch Solution Inc.	8,033,115	3,644
*	Run Long Construction Co. Ltd.	1,615,000	3,637
	Hsin Kuang Steel Co. Ltd.	3,864,000	3,617
	Everlight Chemical Industrial Corp.	6,884,200	3,617
	Ho Tung Chemical Corp.	15,494,459	3,605
*	Orient Semiconductor Electronics Ltd.	6,652,792	3,579
	CyberTAN Technology Inc.	6,098,000	3,568
	Wisdom Marine Lines Co. Ltd.	3,548,844	3,564
	Elite Advanced Laser Corp.	1,939,349	3,544
	Casetek Holdings Ltd.	1,952,364	3,525
	Test Rite International Co. Ltd.	4,897,000	3,492
	Darwin Precisions Corp.	6,374,000	3,473
	momo.com Inc.	395,000	3,424
*	Newmax Technology Co. Ltd.	1,058,000	3,422
*	Medigen Biotechnology Corp.	1,688,000	3,408
	Zeng Hsing Industrial Co. Ltd.	777,000	3,389
*	Taiwan Land Development Corp.	11,881,201	3,372
	Elite Semiconductor Memory Technology Inc.	3,216,000	3,368
	Johnson Health Tech Co. Ltd.	1,300,000	3,356
*	Unizyx Holding Corp.	4,946,000	3,314
	Chaun-Choung Technology Corp.	492,000	3,309
	Sampo Corp.	5,064,800	3,296
	Taiflex Scientific Co. Ltd.	2,317,920	3,258
	Depo Auto Parts Ind Co. Ltd.	1,588,000	3,224
	WUS Printed Circuit Co. Ltd.	2,526,840	3,224
	Taiwan Cogeneration Corp.	3,349,000	3,222
	Iron Force Industrial Co. Ltd.	717,000	3,204
	Swancor Holding Co. Ltd.	1,117,000	3,160
	ScinoPharm Taiwan Ltd.	3,986,576	3,121
	Brogent Technologies Inc.	512,820	3,120
*	Gemtek Technology Corp.	3,989,000	3,114
	Hu Lane Associate Inc.	1,257,000	3,080
	Nantex Industry Co. Ltd.	2,937,000	3,043
	Li Cheng Enterprise Co. Ltd.	1,919,452	3,037
*	Roo Hsing Co. Ltd.	7,928,000	2,990
	D-Link Corp.	7,598,000	2,977
	PharmaEngine Inc.	1,241,457	2,970
	Yulon Nissan Motor Co. Ltd.	351,188	2,913
	Adlink Technology Inc.	1,843,790	2,892
	Formosan Rubber Group Inc.	4,658,135	2,849
	KEE TAI Properties Co. Ltd.	7,078,000	2,848
	China Metal Products	2,750,000	2,842
	Quanta Storage Inc.	2,255,000	2,787
	Cyberlink Corp.	852,000	2,765
	Alpha Networks Inc.	3,710,000	2,738
	TYC Brother Industrial Co. Ltd.	2,767,000	2,727
	Posiflex Technology Inc.	787,764	2,700
	TaiDoc Technology Corp.	645,000	2,652
	FocalTech Systems Co. Ltd.	3,359,000	2,615
	Wowprime Corp.	1,036,000	2,596
	ITE Technology Inc.	1,778,000	2,586
*	CSBC Corp. Taiwan	2,834,540	2,513
*	Federal Corp.	5,681,040	2,505

75

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
	Ta Ya Electric Wire & Cable	7,124,000	2,491
	Taiyen Biotech Co. Ltd.	2,362,000	2,491
*	Shining Building Business Co. Ltd.	6,342,638	2,477
	Ichia Technologies Inc.	4,266,000	2,470
	Hong Pu Real Estate Development Co. Ltd.	3,326,000	2,430
	Lextar Electronics Corp.	4,121,663	2,411
	Sunplus Technology Co. Ltd.	5,292,000	2,405
*	Yeong Guan Energy Technology Group Co. Ltd.	1,115,000	2,381
	Sinyi Realty Inc.	2,205,391	2,327
	Sonix Technology Co. Ltd.	2,123,000	2,324
*	Taigen Biopharmaceuticals Holdings Ltd.	3,741,820	2,320
	Asia Polymer Corp.	4,534,854	2,295
	Altek Corp.	2,882,000	2,227
*	Tung Thih Electronic Co. Ltd.	931,000	2,222
	Global Brands Manufacture Ltd.	3,915,000	2,206
	Globe Union Industrial Corp.	3,939,000	2,165
*	Gold Circuit Electronics Ltd.	4,135,000	2,079
	Basso Industry Corp.	1,277,000	2,050
*	Etron Technology Inc.	6,578,000	2,047
	TA-I Technology Co. Ltd.	1,536,750	2,036
	Ability Enterprise Co. Ltd.	3,587,491	1,986
	Jih Sun Financial Holdings Co. Ltd.	6,306,508	1,981
	Rich Development Co. Ltd.	5,537,000	1,981
	Jess-Link Products Co. Ltd.	1,986,750	1,950
	L&K Engineering Co. Ltd.	2,341,000	1,945
*	Microbio Co. Ltd.	4,422,000	1,938
	CHC Healthcare Group	1,412,899	1,920
	Weltrend Semiconductor	2,218,567	1,899
	China Chemical & Pharmaceutical Co. Ltd.	3,009,000	1,891
	Huang Hsiang Construction Corp.	1,545,000	1,851
	Kung Long Batteries Industrial Co. Ltd.	384,000	1,822
*	Motech Industries Inc.	5,585,883	1,744
	Long Bon International Co. Ltd.	3,184,100	1,694
	Li Peng Enterprise Co. Ltd.	7,079,000	1,626
*	AGV Products Corp.	7,062,370	1,605
	China Electric Manufacturing Corp.	4,538,000	1,598
	Kuo Toong International Co. Ltd.	2,543,514	1,587
	Tyntek Corp.	3,254,000	1,576
	Evergreen International Storage & Transport Corp.	3,303,000	1,521
	Toung Loong Textile Manufacturing	967,000	1,510
	Tong-Tai Machine & Tool Co. Ltd.	2,617,000	1,481
	Infortrend Technology Inc.	2,973,000	1,465
*	Concord Securities Co. Ltd.	5,976,575	1,441
*	Elitegroup Computer Systems Co. Ltd.	3,216,000	1,431
	Zinwell Corp.	1,943,000	1,429
*	Dynamic Electronics Co. Ltd.	2,613,000	1,324
	Lingsen Precision Industries Ltd.	4,338,000	1,309
	FSP Technology Inc.	1,896,120	1,307
	Sincere Navigation Corp.	2,377,240	1,298
	Senao International Co. Ltd.	1,290,000	1,296
*,§	Pihsiang Machinery Manufacturing Co. Ltd.	2,219,000	1,261
*,§	ALI Corp.	1,894,276	1,260
	Chung Hwa Pulp Corp.	4,020,000	1,220
	Bank of Kaohsiung Co. Ltd.	3,873,713	1,219
*	Gigasolar Materials Corp.	316,000	1,210
	Topkey Corp.	271,000	1,185
*	Unity Opto Technology Co. Ltd.	5,295,000	1,176
	Sheng Yu Steel Co. Ltd.	1,687,000	1,111
*	Phihong Technology Co. Ltd.	3,758,000	1,078
*	Silicon Integrated Systems Corp.	3,998,468	1,067
*	Gigastorage Corp.	3,550,000	870
	Vivotek Inc.	260,349	848
	Advanced International Multitech Co. Ltd.	600,000	799
	Nien Hsing Textile Co. Ltd.	804,375	594

76

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
*,§	XPEC Entertainment Inc.	988,965	429
*	Cheng Mei Materials Technology Corp.	1,464,000	378
	Chun Yuan Steel Industry Co. Ltd.	839,000	282
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	80,000	188
*	E-Ton Solar Tech Co. Ltd.	1,379,673	97
*,§	Green Energy Technology Inc.	2,819,000	30
*,§	Ya Hsin Industrial Co. Ltd.	5,306,018	—
			12,530,090
Thailand (3.7%)
	PTT PCL (Foreign)	213,882,509	320,503
	CP ALL PCL (Foreign)	78,237,281	202,223
	Airports of Thailand PCL (Foreign)	64,328,044	166,672
	Advanced Info Service PCL (Foreign)	16,764,746	127,178
	Siam Commercial Bank PCL (Foreign)	31,989,890	118,564
	Bangkok Dusit Medical Services PCL	132,696,565	105,488
	Siam Cement PCL NVDR	6,822,296	82,963
	PTT Exploration & Production PCL (Foreign)	20,595,384	82,165
	Central Pattana PCL (Foreign)	37,932,924	80,414
	Siam Cement PCL (Foreign)	5,800,488	70,537
	Gulf Energy Development PCL	12,243,109	65,763
	Intouch Holdings PCL NVDR	29,813,017	65,165
	Minor International PCL (Foreign)	53,974,065	64,356
	Kasikornbank PCL	12,264,534	56,435
	BTS Group Holdings PCL	118,803,435	52,738
	PTT Global Chemical PCL	30,454,379	51,443
	Home Product Center PCL	85,741,384	48,830
	Kasikornbank PCL NVDR	10,545,375	48,524
	Digital Telecommunications Infrastructure Fund	79,244,413	46,713
	Electricity Generating PCL (Foreign)	4,017,911	46,176
	Charoen Pokphand Foods PCL (Foreign)	54,166,617	45,313
	Bangkok Expressway & Metro PCL	119,609,922	42,782
	Bangkok Bank PCL	7,414,886	42,716
	Krung Thai Bank PCL (Foreign)	74,117,096	40,747
	Thai Oil PCL (Foreign)	15,292,455	34,689
	Kasikornbank PCL (Foreign)	7,333,701	33,867
	Energy Absolute PCL	24,409,296	33,144
	Land & Houses PCL	92,396,480	29,686
	Global Power PCL (Foreign)	10,495,770	28,593
	Ratch Group PCL NVDR	11,554,468	28,146
^	Krungthai Card PCL	20,471,031	28,145
	Indorama Venture (Foreign)	28,409,135	26,360
	True Corp. PCL	158,794,488	26,303
	Berli Jucker PCL	15,509,790	25,041
^	Banpu PCL	64,993,055	24,972
	Osotspa PCL (Foreign)	16,851,100	23,713
	Thanachart Capital PCL	13,192,856	23,166
^	Muangthai Capital PCL	10,268,145	21,095
*	Asset World Corp. PCL	103,642,700	20,766
*	Total Access Communication PCL NVDR	10,107,145	20,746
	Thai Union Frozen Products PCL (Foreign)	42,681,779	20,639
	Bumrungrad Hospital PCL (Foreign)	5,039,374	20,113
	Kiatnakin Bank PCL	9,050,370	19,627
	Tisco Financial Group PCL (Foreign)	6,064,568	19,578
	Srisawad Corp. PCL	8,983,503	19,184
	IRPC PCL (Foreign)	150,120,172	16,904
^	WHA Corp. PCL	105,442,406	16,346
	TMB Bank PCL	335,489,191	15,992
	BTS Rail Mass Transit Growth Infrastructure Fund	44,108,373	15,932
	Robinson PCL	7,169,071	15,493
	Siam Commercial Bank PCL NVDR	4,158,020	15,411
^	B Grimm Power PCL	9,542,647	15,171
	Jasmine Broadband Internet Infrastructure Fund	41,594,907	13,916
	Thailand Future Fund	32,767,300	13,880
	VGI PCL	41,438,700	13,384

77

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
^	Bangchak Corp. PCL	15,982,766	13,072
^	Siam Global House PCL	21,611,311	10,882
	TOA Paint Thailand PCL	7,272,234	10,832
	Krung Thai Bank PCL NVDR	19,542,000	10,743
^	Siam City Cement PCL (Foreign)	1,485,206	10,628
^	CH Karnchang PCL	15,648,463	10,570
	Carabao Group PCL	3,776,605	10,542
^	Tisco Financial Group PCL	3,244,993	10,476
	Supalai PCL	19,400,285	10,410
	CK Power PCL	51,314,472	10,282
	Delta Electronics Thailand PCL	7,026,700	10,238
	Amata Corp. PCL	12,210,277	10,029
^	Jasmine International PCL	48,435,455	10,025
	Sino-Thai Engineering & Construction PCL	17,126,063	9,538
	Bangkok Chain Hospital PCL	16,900,245	9,404
	Central Plaza Hotel PCL	10,168,813	9,270
	TTW PCL	20,534,234	9,249
	Quality Houses PCL	106,751,551	9,192
	Bangkok Land PCL	199,305,778	9,043
	Aeon Thana Sinsap PCL (Foreign)	1,269,900	8,581
	Asian Property Development PCL (Foreign)	36,883,642	8,062
	WHA Premium Growth Freehold & Leasehold Real Estate	13,585,500	7,784
	Hana Microelectronics PCL (Foreign)	9,113,383	7,698
	Chularat Hospital PCL	89,932,946	7,626
	Major Cineplex Group PCL	9,076,797	7,395
	MBK PCL (Foreign)	9,702,722	7,296
	Tipco Asphalt PCL	10,059,830	7,099
	Thai Vegetable Oil PCL	7,684,411	6,552
^	Star Petroleum Refining PCL	21,517,568	6,341
*	TPI Polene PCL	137,601,361	6,066
^	KCE Electronics PCL	11,841,414	5,765
^	Sansiri PCL (Foreign)	150,365,506	5,677
^	Pruksa Holding PCL (Foreign)	10,683,530	5,591
*	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	12,455,800	5,528
§	Pruksa Real Estate PCL (Foreign)	11,775,000	5,233
	Intouch Holdings PCL (Foreign)	2,385,688	5,215
^	Gunkul Engineering PCL	52,844,066	5,107
	MK Restaurants Group PCL	1,889,900	4,865
^	Bangkok Life Assurance PCL (Foreign)	7,759,866	4,781
^	Sri Trang Agro-Industry PCL	13,599,561	4,688
	SPCG PCL	6,739,404	4,665
*	Super Energy Corp. PCL	228,070,919	4,535
^	TPI Polene Power PCL	29,881,800	4,454
^	Banpu Power PCL	7,718,739	4,448
^	Esso Thailand PCL	18,145,473	4,417
^	GFPT PCL	9,542,696	4,359
^	PTG Energy PCL	7,146,146	4,259
*	Thai Airways International PCL (Foreign)	17,131,868	4,199
	Plan B Media PCL (Foreign)	12,452,400	3,610
	BCPG PCL	6,030,282	3,595
	Thoresen Thai Agencies PCL	24,548,787	3,594
*,^	BEC World PCL (Foreign)	15,015,827	3,308
^	U City PCL	51,393,469	3,251
	Bangkok Airways PCL	12,190,224	3,090
^	Unique Engineering & Construction PCL	10,411,109	3,039
^	Thaifoods Group PCL	23,626,175	3,024
	Italian-Thai Development PCL	54,820,431	3,018
^	Taokaenoi Food & Marketing PCL	8,517,781	2,990
^	Origin Property PCL	12,080,719	2,761
	Land & Houses PCL (Foreign)	8,500,084	2,731
*,^	Precious Shipping PCL	9,666,063	2,703
	Univentures PCL	15,102,951	2,701
	Siam Makro PCL (Foreign)	2,511,600	2,662
^	LPN Development PCL	16,412,497	2,555

78

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
^	Workpoint Entertainment PCL	3,746,734	2,395
^	Samart Corp. PCL	9,072,220	2,238
*,^	Group Lease PCL (Foreign)	10,526,224	1,830
*,^	Thaicom PCL	10,404,485	1,523
^	Beauty Community PCL	18,407,896	1,304
	Cal-Comp Electronics Thailand PCL	19,451,959	1,037
*	Ratchthani Leasing PCL	3,441,800	724
	Bangkok Life Assurance PCL	907,568	559
*,^	Group Lease PCL NVDR	2,827,000	492
*	Thonburi Healthcare Group PCL	520,700	395
*	Thai Reinsurance PCL	16,986,400	326
*	TMB Bank PCL Rights	232,247,509	308
*	Minor International PCL Warrants Exp. 12/31/2021	2,740,538	276
^	Maybank Kim Eng Securities Thailand PCL	870,300	228
	Bangkok Life Assurance PCL NVDR	200,000	123
	Ratch Group PCL	34,004	83
*	Samart Corp. PCL Warrants Exp. 05/08/2021	3,873,466	72
*	Thaifoods Group PCL Warrants Exp. 04/28/2020	1,806,270	33
	IMPACT Growth REIT	31,900	29
	Bangkok Bank PCL (Foreign)	4,055	23
	Vibhavadi Medical Center PCL	377,000	23
*	IRPC PCL	151,042	17
*	Super Energy Corp. PCL Warrants Exp. 08/30/2020	44,649,180	15
*	PTT PCL	5,946	9
*	Group Lease PCL	12,725	2
			3,179,817
Turkey (0.7%)
	BIM Birlesik Magazalar AS	6,657,129	55,091
*	Turkiye Garanti Bankasi AS	31,340,062	50,375
*	Akbank TAS	39,912,050	48,220
	KOC Holding AS	13,063,292	42,819
	Tupras Turkiye Petrol Rafinerileri AS	1,841,803	40,089
	Turkcell Iletisim Hizmetleri AS	16,240,047	35,709
	Eregli Demir ve Celik Fabrikalari TAS	20,317,775	23,227
*	Turkiye Is Bankasi AS	21,290,790	21,574
	Haci Omer Sabanci Holding AS (Bearer)	13,837,274	20,017
*	Turk Hava Yollari AO	8,247,943	16,785
	Aselsan Elektronik Sanayi Ve Ticaret AS	4,305,047	13,822
	TAV Havalimanlari Holding AS	2,664,731	12,148
*	Turkiye Vakiflar Bankasi TAO	15,820,329	11,998
	Ford Otomotiv Sanayi AS	990,073	11,165
	Anadolu Efes Biracilik Ve Malt Sanayii AS	3,043,064	10,238
*	Petkim Petrokimya Holding AS	16,008,552	9,630
*	Yapi ve Kredi Bankasi AS	23,520,328	9,370
	Enka Insaat ve Sanayi AS	9,217,903	9,307
*	Turkiye Halk Bankasi AS	9,426,731	8,634
*	Koza Altin Isletmeleri AS	698,444	8,585
*	Arcelik AS	2,615,106	8,102
*	Turk Telekomunikasyon AS	7,968,419	8,093
	Tekfen Holding AS	2,725,994	8,071
	Ulker Biskuvi Sanayi AS	2,433,685	7,829
	Tofas Turk Otomobil Fabrikasi AS	1,916,500	7,494
	Turkiye Sise ve Cam Fabrikalari AS	9,745,625	7,398
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	30,220,183	6,391
*	Sok Marketler Ticaret AS	4,005,625	6,227
*	Pegasus Hava Tasimaciligi AS	505,273	5,835
	Soda Sanayii AS	5,998,185	5,747
	Coca-Cola Icecek AS	1,028,665	5,620
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	14,390,215	5,429
*	Koza Anadolu Metal Madencilik Isletmeleri AS	2,844,806	4,347
	Dogan Sirketler Grubu Holding AS	14,256,775	4,312
*,2	Mavi Giyim Sanayi Ve Ticaret AS Class B	469,784	3,791
	AG Anadolu Grubu Holding AS	1,304,369	3,396
*	Turkiye Sinai Kalkinma Bankasi AS	21,404,561	3,368

79

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

		Shares	Market Value ($000)
2	Enerjisa Enerji AS	3,030,824	3,280
	Aygaz AS	1,459,442	2,780
*,2	MLP Saglik Hizmetleri AS	1,033,699	2,626
	Sasa Polyester Sanayi AS	2,046,943	2,491
	Trakya Cam Sanayii AS	4,788,345	2,459
*	Migros Ticaret AS	633,771	2,275
*	Bera Holding AS	4,583,223	2,242
	Otokar Otomotiv Ve Savunma Sanayi AS	89,952	2,210
	Iskenderun Demir ve Celik AS	1,986,681	2,108
*	Vestel Elektronik Sanayi ve Ticaret AS	1,056,753	1,882
	Aksigorta AS	2,165,685	1,869
*	Turk Traktor ve Ziraat Makineleri AS	238,357	1,832
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	1,656,618	1,781
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	1,451,151	1,632
	Kordsa Teknik Tekstil AS	662,121	1,356
	Aksa Akrilik Kimya Sanayii AS	694,963	1,247
	EGE Endustri VE Ticaret AS	13,412	1,117
*	Is Gayrimenkul Yatirim Ortakligi AS	6,728,691	1,093
*	Logo Yazilim Sanayi Ve Ticaret AS	156,776	1,066
*	Aksa Enerji Uretim AS Class B	2,244,985	1,036
*	Cimsa Cimento Sanayi VE Ticaret AS	732,267	1,018
	Polisan Holding AS	2,218,841	989
	Anadolu Cam Sanayii AS	1,671,735	980
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1,818,988	954
*	Dogus Otomotiv Servis ve Ticaret AS	608,856	887
	Akcansa Cimento AS	744,618	883
*	Sekerbank Turk AS	4,862,986	858
*	Zorlu Enerji Elektrik Uretim AS	3,994,065	831
*	Albaraka Turk Katilim Bankasi AS	3,535,741	754
*	Torunlar Gayrimenkul Yatirim Ortakligi AS	2,272,334	687
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	1,774,985	664
	Alarko Holding AS	719,349	571
*	Gubre Fabrikalari TAS	564,879	553
*	Tat Gida Sanayi AS	593,638	487
	Adana Cimento Sanayii TAS Class A	322,925	374
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	296,709	304
*	NET Holding AS	978,177	289
*	Konya Cimento Sanayii AS	4,239	152
*,§	Asya Katilim Bankasi AS	6,317,442	—
			610,870
United Arab Emirates (0.9%)
	First Abu Dhabi Bank PJSC	65,562,101	271,347
	Emirates Telecommunications Group Co. PJSC	26,118,969	117,811
	Abu Dhabi Commercial Bank PJSC	39,955,965	84,759
	Emaar Properties PJSC	52,810,552	61,377
	Aldar Properties PJSC	58,233,928	37,241
	Dubai Islamic Bank PJSC	25,616,626	36,876
	DP World plc	2,442,299	32,419
	Abu Dhabi Islamic Bank PJSC	12,250,242	17,832
	Emaar Malls PJSC	30,634,869	16,243
	Emaar Development PJSC	12,447,415	13,722
*	Air Arabia PJSC	35,209,832	13,042
	Dana Gas PJSC	46,092,255	11,496
	Dubai Investments PJSC	28,922,952	10,160
*	GFH Financial Group BSC	26,793,234	6,478
*	Dubai Financial Market PJSC	25,867,953	6,250
*	DAMAC Properties Dubai Co. PJSC	26,245,948	6,161
	Arabtec Holding PJSC	12,118,893	6,108
*	Deyaar Development PJSC	27,822,827	2,761
*	DXB Entertainments PJSC	43,513,730	2,428
*	RAK Properties PJSC	18,311,383	2,284
*	Eshraq Properties Co. PJSC	21,838,704	2,187
*	Union Properties PJSC	22,616,760	1,916

80

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

October 31, 2019

	Shares	Market Value ($000)
*,§ Drake & Scull International PJSC	4,230,859	426
		761,324
Venezuela (0.0%)
Huaxi Securities Co. Ltd. Class A (XSEC)	127,200	172
Total Common Stocks (Cost $74,537,576)		85,129,788

	Coupon	Maturity Date	Face Amount ($000)
Corporate Bonds (0.0%)
Britannia Industries Ltd. (Cost $383)	8.000%	8/28/22	27,514	395

			Shares ($000)
Temporary Cash Investments (2.3%)[1]

Money Market Fund (2.2%)
3,4	Vanguard Market Liquidity Fund	1.984%		19,149,346	1,915,126

				Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	1.954%—2.211%	11/7/19	43,000	42,990
5	United States Treasury Bill	2.135%	11/14/19	26,000	25,986
5	United States Treasury Bill	2.275%	11/29/19	6,750	6,742
5	United States Treasury Bill	2.082%	12/26/19	9,000	8,979
5	United States Treasury Bill	1.817%	1/30/20	5,000	4,981
5	United States Treasury Bill	1.872%	2/20/20	19,500	19,409
					109,087
Total Temporary Cash Investments (Cost $2,024,066)					2,024,213
Total Investments (100.4%) (Cost $76,562,025)					87,154,396
Other Assets and Liabilities—Net (-0.4%)[4]					(350,331)
Net Assets (100%)					86,804,065

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $398,643,000.
§	Security value determined using significant unobservable inputs.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.

2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2019, the aggregate value of these securities was $1,946,514,000, representing 2.2% of net assets.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $444,048,000 was received for securities on loan, of which $444,036,000 is held in Vanguard Market Liquidity Fund and $12,000 is held in cash.
5	Securities with a value of $78,949,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

81

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SNA5330 122019

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of net assets—investments summary of Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund (two of the funds constituting Vanguard International Equity Index Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2019, the related statements of operations for the year ended October 31, 2019, the statements of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of October 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

Philadelphia, Pennsylvania

December 18, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7045 T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard Total World Stock Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets—investments summary of Vanguard Total World Stock Index Fund (one of the funds constituting Vanguard International Equity Index Funds, referred to hereafter as the “Fund”) as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of October 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

December 18, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7045 T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund

Opinions on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Vanguard FTSE All-World ex-US Small-Cap Index Fund and statements of net assets—investments summary of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund (two of the funds constituting Vanguard International Equity Index Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2019, the related statements of operations for the year ended October 31, 2019, the statements of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of October 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

Philadelphia, Pennsylvania

December 18, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7045 T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard Emerging Markets Stock Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets—investments summary of Vanguard Emerging Markets Stock Index Fund (one of the funds constituting Vanguard International Equity Index Funds, referred to hereafter as the “Fund”) as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of October 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2019 and the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

December 18, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7045 T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)   Code of Ethics.

(b)   Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  December 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: December 18, 2019

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ JOHN BENDL*

JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: December 18, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019 (see file Number 811-02554), Incorporated by Reference.